UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-6067

DIMENSIONAL INVESTMENT GROUP INC.
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Santa Monica, CA		90401
(Address of principal executive offices)		(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary Dimensional Investment Group Inc., 1299 Ocean Avenue, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant’s telephone number, including area code:		310-395-8005

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2006

ITEM 1.                  SCHEDULE OF INVESTMENTS.

Dimensional Investment Group Inc.

Form N-Q

August 31, 2006

(Unaudited)

Table of Contents

Definitions of Abbreviations and Footnotes

Schedules of Investments

U.S. Large Cap Value Portfolio II

U.S. Large Cap Value Portfolio III

LWAS/DFA U.S. High Book to Market Portfolio

DFA International Value Portfolio

DFA International Value Portfolio II

DFA International Value Portfolio III

DFA International Value Portfolio IV

U.S. Large Company Institutional Index Portfolio

Tax-Managed U.S. Marketwide Value Portfolio II

Emerging Markets Portfolio II

U.S. Small Cap Value Portfolio II

LWAS/DFA Two-Year Fixed Income Portfolio

LWAS/DFA Two-Year Government Portfolio

Global Equity Portfolio

Global 60/40 Portfolio

Global 25/75 Portfolio

Notes to Schedules of Investments

Organizational Note

Security Valuation Note

Federal Tax Cost Note

The DFA Investment Trust Company

Schedules of Investments

The U.S. Large Company Series

The U.S. Large Cap Value Series

The U.S. Small Cap Value Series

The U.S. Small Cap Series

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

The DFA Two-Year Global Fixed Income Series

The Tax-Managed U.S. Marketwide Value Series

Notes to Schedules of Investments

Organizational Note

Security Valuation Note

Federal Tax Cost Note

DFA Investment Dimensions Group Inc.

Schedules of Investments

U.S. Core Equity 1 Portfolio

U.S. Core Equity 2 Portfolio

DFA Real Estate Securities Portfolio

Large Cap International Portfolio

International Core Equity Portfolio

Emerging Markets Core Equity Portfolio

DFA Five-Year Global Fixed Income Portfolio

Notes to Schedules of Investments

Organizational Note

Security Valuation Note

Federal Tax Cost Note

Dimensional Emerging Markets Value Fund Inc.

Schedule of Investments

Notes to Schedule of Investments

Organizational Note

Security Valuation Note

Federal Tax Cost Note

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TIPS	Treasury Inflation-Protected Securities
ADR	American Depositary Receipt

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Security.
#	Total or Partial Securities on Loan.
(R)	Restricted Security.
@	Security purchased with cash proceeds from securities on loan.
##	See Federal Tax Cost Note within the Notes to Schedules of Investments.
(r)	The adjustable rate shown is effective as of August 31, 2006.
(t)	Face Amount Denominated in Australian Dollars.
(c)	Face Amount Denominated in Canadian Dollars.
(d)	Face Amount Denominated in Denmark Krone.
(e)	Face Amount Denominated in Euro.
(g)	Face Amount Denominated in Great British Pounds.
(j)	Face Amount Denominated in Japanese Yen.
(s)	Face Amount Denominated in Swedish Krona.
(f)	Face Amount Denominated in Swiss Francs.
(u)	Face Amount Denominated in U.S. Dollars.

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

U.S. LARGE CAP VALUE PORTFOLIO II
August 31, 2006
(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Large Cap Value Series of
The DFA Investment Trust Company	19,407,895	$421,151,322

TOTAL INVESTMENTS (Cost $333,778,597)##		$421,151,322

U.S. LARGE CAP VALUE PORTFOLIO III
August 31, 2006
(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Large Cap Value Series of
The DFA Investment Trust Company	64,082,883	$1,390,598,561

TOTAL INVESTMENTS (Cost $999,536,538)##		$1,390,598,561

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
August 31, 2006
(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Large Cap Value Series of
The DFA Investment Trust Company	5,464,744	$118,584,945

TOTAL INVESTMENTS (Cost $75,917,245)##		$118,584,945

DFA INTERNATIONAL VALUE PORTFOLIO
August 31, 2006
(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The DFA International Value Series of
The DFA Investment Trust Company	184,928,902	$3,783,645,335

TOTAL INVESTMENTS (Cost $2,684,727,030)##		$3,783,645,335

DFA INTERNATIONAL VALUE PORTFOLIO II
August 31, 2006
(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The DFA International Value Series of
The DFA Investment Trust Company	25,809,016	$528,052,467

TOTAL INVESTMENTS (Cost $383,286,843)##		$528,052,467

DFA INTERNATIONAL VALUE PORTFOLIO III
August 31, 2006
(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The DFA International Value Series of
The DFA Investment Trust Company	44,293,659	$906,248,263

TOTAL INVESTMENTS (Cost $533,425,999)##		$906,248,263

DFA INTERNATIONAL VALUE PORTFOLIO IV
August 31, 2006
(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The DFA International Value Series of
The DFA Investment Trust Company	23,061,215	$471,832,459

TOTAL INVESTMENTS (Cost $312,306,885)##		$471,832,459

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO
August 31, 2006
(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Large Company Series of
The DFA Investment Trust Company	$813,065,009

TOTAL INVESTMENTS (Cost $631,045,648)##	$813,065,009

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
August 31, 2006
(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of
The DFA Investment Trust Company	$906,688,072

TOTAL INVESTMENTS (Cost $651,031,615)##	$906,688,072

EMERGING MARKETS PORTFOLIO II
August 31, 2006
(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Emerging Markets Series of
The DFA Investment Trust Company	$52,110,097

TOTAL INVESTMENTS (Cost $35,150,257)##	$52,110,097

U.S. SMALL CAP VALUE PORTFOLIO II
August 31, 2006
(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Small Cap Value Series of
The DFA Investment Trust Company	27,263,075	$639,319,109

TOTAL INVESTMENTS (Cost $490,075,533)##		$639,319,109

1

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2006

(Unaudited)

	Face Amount	Value†
	(000)

CANADA — (8.2%)
BONDS — (8.2%)
British Columbia, Province of
4.625%, 10/03/06	$2,300	$2,298,112
Manitoba, Province of
4.250%, 11/20/06	2,300	2,294,514
Ontario, Province of
2.650%, 12/15/06	2,300	2,282,934
TOTAL — CANADA		6,875,560

GERMANY — (2.9%)
BONDS — (2.9%)
Landwirtschaftliche Rentenbank
4.500%, 10/23/06	2,400	2,397,571

SPAIN — (2.7%)
BONDS — (2.7%)
Instituto de Credito Oficial
4.625%, 11/29/06	2,300	2,294,751

SWEDEN — (2.6%)
BONDS — (2.6%)
Swedish Export Credit Corp.
2.875%, 01/26/07	2,200	2,181,089

UNITED KINGDOM — (2.7%)
BONDS — (2.7%)
BP Capital Markets P.L.C.
2.750%, 12/29/06	2,300	2,281,071

UNITED STATES — (80.8%)
AGENCY OBLIGATIONS — (30.3%)
Federal Farm Credit Bank
2.600%, 09/07/06	1,700	1,699,198
2.750%, 09/29/06	4,400	4,390,857
Federal Home Loan Bank
2.625%, 10/16/06	6,500	6,477,419
Federal Home Loan Mortgage Corporation
2.750%, 10/15/06	6,200	6,179,856
Federal National Mortgage Association
5.000%, 01/15/07	400	399,410

1

3.625%, 03/15/07	6,300	6,242,399
TOTAL AGENCY OBLIGATIONS		25,389,139

BONDS — (18.9%)
Bank of America Corp.
5.250%, 02/01/07	2,300	2,297,741
Citigroup, Inc.
5.000%, 03/06/07	2,200	2,195,272
General Electric Capital Corp.
5.375%, 03/15/07	2,300	2,300,439
Landesbank Baden-Wuerttemberg
4.150%, 03/30/07	2,200	2,184,422
Pfizer, Inc.
2.500%, 03/15/07	2,300	2,265,792
US Bank NA
2.850%, 11/15/06	2,300	2,288,580
Wells Fargo & Co.
5.125%, 02/15/07	2,300	2,296,762
TOTAL BONDS		15,829,008

COMMERCIAL PAPER — (31.6%)
Barton Capital Corp.
5.370%, 02/09/07	2,200	2,147,126
BASF AG
5.270%, 11/13/06	1,000	989,267
Beta Finance Corp.
5.270%, 11/28/06	2,300	2,269,983
Canadian Wheat Board
5.250%, 12/18/06	700	688,824
CC (USA), Inc.
5.280%, 11/24/06	2,300	2,271,352
Danske Corp.
5.300%, 11/27/06	1,000	987,175
Govco, Inc.
5.360%, 10/30/06	2,000	1,982,533
Ixis Commercial Paper
4.860%, 10/13/06	1,200	1,192,616
5.040%, 01/03/07	500	490,815
5.200%, 01/04/07	700	687,038
KFW International Finance, Inc.
5.330%, 12/28/06	2,200	2,161,572
Nestle Capital Corp.
5.200%, 11/29/06	2,000	1,973,750
Sigma Finance Corp.
5.130%, 10/02/06	500	497,718
4.670%, 10/26/06	500	495,931
5.310%, 12/13/06	900	886,249
5.080%, 02/05/07	500	488,286
Swedish Housing Finance Corp.
5.060%, 02/05/07	2,300	2,246,316
UBS Finance Delaware, Inc.
5.300%, 10/26/06	2,000	1,983,867

2

Windmill Funding Corp.
5.280%, 11/07/06	2,050	2,029,619
TOTAL COMMERCIAL PAPER		26,470,037

TOTAL — UNITED STATES		67,688,184

TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.22%, 09/01/06 (Collateralized by $99,000 FHLMC 4.00%, 09/22/09, valued at $97,763) to be repurchased at $96,014	96	96,000

TOTAL INVESTMENTS - (100.0%)
(Cost $84,042,466) ##		$83,814,226

3

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2006

(Unaudited)

	Face Amount	Value†
	(000)

AGENCY OBLIGATIONS — (98.9%)
Federal Farm Credit Bank
2.250%, 09/01/06	$600	$600,000
2.750%, 09/29/06	21,240	21,195,863
4.850%, 11/07/06	400	396,174
1.875%, 01/16/07	800	789,685
Federal Home Loan Bank
2.625%, 10/16/06	9,800	9,765,955
3.125%, 11/15/06	1,100	1,094,868
5.150%, 11/22/06	400	395,317
3.875%, 12/01/06	2,000	1,992,368
4.625%, 01/23/07	9,700	9,671,104
4.875%, 02/15/07	1,000	997,747
2.625%, 02/16/07	4,525	4,469,324
3.375%, 02/23/07	22,800	22,587,686
TOTAL AGENCY OBLIGATIONS		73,956,091

TEMPORARY CASH INVESTMENTS — (1.1%)

Repurchase Agreement, PNC Capital Markets, Inc. 5.22%, 09/01/06 (Collateralized by $848,000 FHLMC 4.00%, 09/22/09, valued at $837,400) to be repurchased at $825,120	825	825,000

TOTAL INVESTMENTS - (100.0%)
(Cost $75,009,860) ##		$74,781,091

1

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULE OF INVESTMENTS

GLOBAL EQUITY PORTFOLIO

August 31, 2006
(Unaudited)

		Value †
AFFILIATED INVESTMENT COMPANIES - (99.9%)
Investment in U.S. Core Equity 1 Portfolio
of DFA Investment Dimensions Group Inc. (21,314,190 Shares)		$227,635,549
Investment in U.S. Core Equity 2 Portfolio
of DFA Investment Dimensions Group Inc. (14,647,086 Shares)		158,042,058
Investment in International Core Equity Portfolio
of DFA Investment Dimensions Group Inc. (10,886,744Shares)		129,987,723
Investment in The U.S. Small Cap Series of
The DFA Investment Trust Company (3,490,903 Shares)		57,564,990
Investment in The U.S. Large Cap Value Series of
The DFA Investment Trust Company (2,588,620 Shares)		56,173,054
Investment in The DFA International Value Series of
The DFA Investment Trust Company (1,366,850 Shares)		27,965,751
Investment in Emerging Markets Core Equity Portfolio
of DFA Investment Dimensions Group Inc. (1,921,097Shares)		25,224,004
Investment in Large Cap International Portfolio of
DFA Investment Dimensions Group Inc. (737,547 Shares)		16,432,547
Investment in DFA Real Estate Securities Portfolio of
DFA Investment Dimensions Group Inc. (509,177 Shares)		15,412,788
Investment in The U.S. Large Company Series of
The DFA Investment Trust Company		11,583,578
Investment in Dimensional Emerging Markets Value Fund Inc.
(147,902 Shares)		5,947,139
Investment in The Continental Small Company Series of
The DFA Investment Trust Company		5,890,202
Investment in The Emerging Markets Series of
The DFA Investment Trust Company		4,306,952
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company		3,599,345
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company		2,181,907
Investment in The Emerging Markets Small Cap Series of
The DFA Investment Trust Company		2,077,879
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company		1,276,406

TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $669,561,740)		751,301,872

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS - (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.22%, 09/01/06 (Collateralized by $466,000 FHLMC 4.00%, 09/22/09, valued at $460,175) to be repurchased at $453,066 (Cost $453,000)	$453	453,000

TOTAL INVESTMENTS - (100%) (Cost $670,014,740)##		$751,754,872

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULE OF INVESTMENTS

GLOBAL 60/40 PORTFOLIO

August 31, 2006
(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANIES - (99.9%)
Investment in DFA Five-Year Global Fixed Income Portfolio of
DFA Investment Dimensions Group Inc. (9,294,444 Shares)	$97,219,884
Investment in The DFA Two-Year Global Fixed Income Series of
The DFA Investment Trust Company (9,616,529 Shares)	97,126,943
Investment in U.S. Core Equity 1 Portfolio
of DFA Investment Dimensions Group Inc. (7,861,148 Shares)	83,957,061
Investment in U.S. Core Equity 2 Portfolio
of DFA Investment Dimensions Group Inc. (7,086,475 Shares)	76,463,065
Investment in International Core Equity Portfolio
of DFA Investment Dimensions Group Inc. (4,629,633 Shares)	55,277,818
Investment in The U.S. Large Cap Value Series of
The DFA Investment Trust Company (894,077 Shares)	19,401,471
Investment in The U.S. Small Cap Series of
The DFA Investment Trust Company (968,741 Shares)	15,974,539
Investment in Emerging Markets Core Equity Portfolio
of DFA Investment Dimensions Group Inc. (788,083 Shares)	10,347,530
Investment in The DFA International Value Series of
The DFA Investment Trust Company (505,256 Shares)	10,337,538
Investment in DFA Real Estate Securities Portfolio of
DFA Investment Dimensions Group Inc. (193,722 Shares)	5,863,965
Investment in Large Cap International Portfolio of
DFA Investment Dimensions Group Inc. (245,787 Shares)	5,476,134
Investment in The U.S. Large Company Series of
The DFA Investment Trust Company	2,627,823
Investment in Dimensional Emerging Markets Value Fund Inc.
(56,351 Shares)	2,265,874
Investment in The Continental Small Company Series of
The DFA Investment Trust Company	1,426,612
Investment in The Emerging Markets Series of
The DFA Investment Trust Company	1,405,234
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company	961,110
Investment in The Emerging Markets Small Cap Series of
The DFA Investment Trust Company	675,665
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company	579,020
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company	273,175

TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $455,352,571)	487,660,461

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS - (0.01%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.22%, 09/01/06 (Collateralized by $674,000 FHLMC 4.00%, 09/22/09, valued at $665,575) to be repurchased at $655,095 (Cost $655,000)	$655	655,000

TOTAL INVESTMENTS - (100%) (Cost $456,007,571)##		$488,315,461

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULE OF INVESTMENTS

GLOBAL 25/75 PORTFOLIO

August 31, 2006
(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANIES - (99.8%)
Investment in DFA Five-Year Global Fixed Income Portfolio of
DFA Investment Dimensions Group Inc. (3,067,781 Shares)	$32,088,989
Investment in The DFA Two-Year Global Fixed Income Series of
The DFA Investment Trust Company (3,174,093 Shares)	32,058,339
Investment in U.S. Core Equity 2 Portfolio
of DFA Investment Dimensions Group Inc. (832,485 Shares)	8,982,513
Investment in International Core Equity Portfolio
of DFA Investment Dimensions Group Inc. (396,567 Shares)	4,735,010
Investment in U.S. Core Equity 1 Portfolio
of DFA Investment Dimensions Group Inc. (388,087 Shares)	4,144,769
Investment in Emerging Markets Core Equity Portfolio
of DFA Investment Dimensions Group Inc. (73,098 Shares)	959,777
Investment in The U.S. Small Cap Series of
The DFA Investment Trust Company (35,514 Shares)	585,626
Investment in The U.S. Large Cap Value Series of
The DFA Investment Trust Company (24,402 Shares)	529,523
Investment in DFA Real Estate Securities Portfolio of
DFA Investment Dimensions Group Inc. (14,397 Shares)	435,797
Investment in The U.S. Large Company Series of
The DFA Investment Trust Company	401,707
Investment in Large Cap International Portfolio of
DFA Investment Dimensions Group Inc. (10,152 Shares)	226,187
Investment in The DFA International Value Series of
The DFA Investment Trust Company (9,558 Shares)	195,557
Investment in The Continental Small Company Series of
The DFA Investment Trust Company	89,561
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company	61,647
Investment in The Emerging Markets Series of
The DFA Investment Trust Company	57,818
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company	47,298
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company	31,765
Investment in The Emerging Markets Small Cap Series of
The DFA Investment Trust Company	29,721
Investment in Dimensional Emerging Markets Value Fund Inc.
(734 Shares)	29,514

TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $82,650,825)	85,691,118

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS - (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.22%, 09/01/06 (Collateralized by $179,000 FHLMC 4.00%, 09/22/09, valued at $176,763) to be repurchased at $174,025 (Cost $174,000)	$174	174,000

TOTAL INVESTMENTS - (100%) (Cost $82,824,825) ##		$85,865,118

Notes to Schedules of Investments

Organizational Note

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940.  The Fund consists of sixteen investment portfolios, of which two are stand-alone funds.  Eleven are “Feeder Funds” in a master-feeder structure, and three are “Fund-of-Funds”.  The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation Note

Each Feeder Fund invests solely in a corresponding Master Fund.  Master Fund shares held by the Feeder Funds (U.S. Large Cap Value Portfolio II, U.S. Large Cap Value Portfolio III, LWAS/DFA U.S. High Book to Market Portfolio, DFA International Value Portfolio, DFA International Value Portfolio II, DFA International Value Portfolio III, DFA International Value Portfolio IV, U.S. Small Cap Value Portfolio II) are valued at their respective Master Fund’s daily net asset values.  The investments of the other following Feeder Funds (U.S. Large Company Institutional Index Portfolio, Tax-Managed U.S. Marketwide Value Portfolio II, and Emerging Markets Portfolio II), reflect each of their proportionate interest in the net assets of their corresponding Master Fund.

The shares of the Master Funds held by the Fund of Funds (Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio) are valued at their respective net asset values where the Master Funds are organized as regulated investment companies for federal income tax purposes.  The Global Funds reflect their proportionate interest in the net assets of their Master Funds that are organized as partnerships.

Securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities.  Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market.  Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Federal Tax Cost Note

At August 31, 2006, the total cost of securities for federal income tax purposes was:

U.S. Large Cap Value Portfolio II	$341,715,802
U.S. Large Cap Value Portfolio III	1,010,619,969
LWAS/DFA U.S. High Book to Market Portfolio	86,606,841
DFA International Value Portfolio	2,721,600,473
DFA International Value Portfolio II	398,357,822
DFA International Value Portfolio III	543,775,926
DFA International Value Portfolio IV	345,295,724
U.S. Large Company Institutional Index Portfolio	647,697,702
Tax-Managed U.S. Marketwide Value Portfolio II	651,238,415
Emerging Markets Portfolio II	35,184,100
U.S. Small Cap Value Portfolio II	514,469,918
LWAS/DFA Two-Year Fixed Income Portfolio	84,042,466
LWAS/DFA Two-Year Government Portfolio	75,015,472
Global Equity Portfolio	670,321,026
Global 60/40 Portfolio	456,379,853
Global 25/75 Portfolio	83,037,809

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2006

(Unaudited)

		Shares	Value †

COMMON STOCKS — (80.8%)
Consumer Discretionary — (7.9%)
*	Amazon.com, Inc.	117,300	$3,616,359
*	Apollo Group, Inc. Class A	53,100	2,666,151
* #	AutoNation, Inc.	56,300	1,093,909
*	Autozone, Inc.	20,300	1,833,090
*	Bed Bath and Beyond, Inc.	107,000	3,609,110
#	Best Buy Co., Inc.	152,700	7,176,900
* #	Big Lots, Inc.	43,200	792,720
#	Black & Decker Corp.	28,800	2,120,832
#	Brunswick Corp.	35,900	1,030,330
	Carnival Corp.	164,700	6,900,930
	CBS Corp. Class B	293,000	8,365,150
#	Centex Corp.	46,000	2,343,700
	Circuit City Stores, Inc.	57,100	1,348,131
	Clear Channel Communications, Inc.	190,900	5,543,736
* #	Coach, Inc.	146,000	4,407,740
*	Comcast Corp. Class A	801,400	28,049,000
	Darden Restaurants, Inc.	48,900	1,731,060
#	Dillards, Inc. Class A	23,400	729,612
#	Disney (Walt) Co.	832,500	24,683,625
	Dollar General Corp.	118,200	1,520,052
#	Dow Jones & Co., Inc.	22,400	806,848
#	Eastman Kodak Co.	108,900	2,316,303
	Family Dollar Stores, Inc.	58,900	1,506,073
	Federated Department Stores, Inc.	209,800	7,968,204
	Ford Motor Co.	711,500	5,955,255
	Fortune Brands, Inc.	55,600	4,036,560
#	Gannett Co., Inc.	90,200	5,127,870
#	Gap, Inc.	208,600	3,506,566
#	General Motors Corp.	214,500	6,259,110
	Genuine Parts Co.	65,500	2,707,115
* #	Goodyear Tire & Rubber Co.	67,200	913,920
	H&R Block, Inc.	124,600	2,620,338
#	Harley-Davidson, Inc.	101,900	5,962,169
	Harman International Industries, Inc.	25,400	2,060,448
	Harrah’s Entertainment, Inc.	70,100	4,371,436
	Hasbro, Inc.	65,300	1,325,590
#	Hilton Hotels Corp.	125,500	3,196,485
#	Home Depot, Inc.	784,000	26,883,360
#	Horton (D.R.), Inc.	103,200	2,263,176
#	International Game Technology	128,600	4,974,248
* #	Interpublic Group of Companies, Inc.	165,500	1,519,290
	Johnson Controls, Inc.	73,900	5,315,627
	Jones Apparel Group, Inc.	42,700	1,336,510

1

#	KB Home	28,600	1,222,936
* #	Kohl’s Corp.	129,100	8,070,041
	Leggett & Platt, Inc.	69,100	1,592,755
#	Lennar Corp. Class A	52,900	2,372,036
#	Limited Brands, Inc.	130,100	3,347,473
	Liz Claiborne, Inc.	39,600	1,479,852
#	Lowe’s Companies, Inc.	588,600	15,927,516
#	Marriott International, Inc. Class A	124,000	4,669,840
	Mattel, Inc.	147,700	2,782,668
	McDonald’s Corp.	472,600	16,966,340
	McGraw-Hill Companies, Inc.	135,700	7,586,987
	Meredith Corp.	16,000	757,440
#	Newell Rubbermaid, Inc.	105,000	2,833,950
#	News Corp. Class A	897,200	17,073,716
#	NIKE, Inc. Class B	71,600	5,782,416
	Nordstrom, Inc.	81,700	3,051,495
*	Office Depot, Inc.	109,100	4,019,244
	OfficeMax, Inc.	27,000	1,121,310
	Omnicom Group, Inc.	64,700	5,656,074
	Penney (J.C.) Co., Inc.	89,100	5,616,864
#	Pulte Homes, Inc.	80,800	2,397,336
	RadioShack Corp.	51,300	926,478
	Scripps (E.W.) Co.	32,300	1,468,681
*	Sears Holdings Corp.	36,800	5,303,248
#	Sherwin-Williams Co.	42,300	2,184,372
#	Snap-On, Inc.	22,000	961,400
#	Staples, Inc.	276,200	6,231,072
* #	Starbucks Corp.	291,100	9,027,011
*	Starwood Hotels & Resorts Worldwide, Inc.	82,400	4,388,624
#	Target Corp.	327,500	15,847,725
#	The New York Times Co. Class A	54,900	1,236,348
	The Stanley Works	26,800	1,265,764
#	The TJX Companies, Inc.	173,300	4,635,775
#	Tiffany & Co.	53,300	1,684,280
	Time Warner, Inc.	1,542,600	25,638,012
#	Tribune Co.	83,100	2,593,551
* #	Univision Communications, Inc. Class A	84,600	2,923,776
#	V.F. Corp.	33,300	2,327,337
*	Viacom, Inc. Class B	273,500	9,928,050
	Wendy’s International, Inc.	44,200	2,824,380
#	Whirlpool Corp.	29,600	2,394,936
*	Wyndham Worldwide Corp.	75,880	2,220,249
	Yum! Brands, Inc.	103,100	5,039,528
Total Consumer Discretionary			437,873,524

Consumer Staples — (8.0%)
	Alberto-Culver Co. Class B	28,800	1,417,824
	Altria Group, Inc.	792,000	66,155,760
	Anheuser-Busch Companies, Inc.	293,100	14,473,278
	Archer-Daniels-Midland Co.	248,200	10,218,394
#	Avon Products, Inc.	170,800	4,903,668
	Brown-Forman Corp. Class B	31,500	2,424,870
	Campbell Soup Co.	70,300	2,641,171
	Clorox Co.	57,200	3,421,132
#	Coca-Cola Co.	777,400	34,835,294

2

	Coca-Cola Enterprises, Inc.	115,100	2,566,730
	Colgate-Palmolive Co.	195,200	11,684,672
	ConAgra, Inc.	197,000	4,688,600
*	Constellation Brands, Inc. Class A	75,400	2,057,666
	Costco Wholesale Corp.	178,700	8,361,373
	CVS Corp.	310,400	10,413,920
*	Dean Foods Co.	51,600	2,044,392
	Estee Lauder Companies, Inc.	45,100	1,662,386
#	General Mills, Inc.	135,000	7,321,050
	Heinz (H.J.) Co.	127,100	5,317,864
	Kellogg Co.	92,500	4,689,750
	Kimberly-Clark Corp.	174,400	11,074,400
	McCormick & Co., Inc.	50,200	1,828,284
#	Molson Coors Brewing Co.	21,800	1,532,540
	Pepsi Bottling Group, Inc.	50,900	1,782,009
	PepsiCo, Inc.	626,800	40,917,504
	Procter & Gamble Co.	1,244,600	77,040,740
#	Reynolds American, Inc.	65,000	4,229,550
#	Safeway, Inc.	170,700	5,279,751
	Sara Lee Corp.	288,300	4,794,429
	Supervalu, Inc.	77,600	2,216,256
#	Sysco Corp.	234,600	7,364,094
	The Hershey Co.	67,400	3,636,904
	The Kroger Co.	274,400	6,533,464
	Tyson Foods, Inc. Class A	95,600	1,408,188
#	UST, Inc.	61,200	3,235,032
#	Walgreen Co.	383,100	18,948,126
	Wal-Mart Stores, Inc.	948,400	42,412,448
#	Whole Foods Market, Inc.	53,100	2,847,222
	Wrigley (Wm.) Jr. Co.	84,200	3,908,564
Total Consumer Staples			442,289,299

Energy — (8.0%)
	Anadarko Petroleum Corp.	173,900	8,157,649
	Apache Corp.	125,300	8,179,584
#	Baker Hughes, Inc.	129,200	9,196,456
#	BJ Services Co.	121,900	4,182,389
#	Chesapeake Energy Corp.	156,400	4,937,548
#	Chevron Corp.	840,700	54,141,080
	ConocoPhillips	626,100	39,713,523
#	CONSOL Energy, Inc.	69,500	2,534,665
	Devon Energy Corp.	166,900	10,429,581
#	El Paso Corp.	263,900	3,831,828
	EOG Resources, Inc.	92,000	5,963,440
#	Exxon Mobil Corp.	2,294,800	155,289,116
#	Halliburton Co.	391,600	12,773,992
#	Hess Corp.	91,500	4,188,870
	Kinder Morgan, Inc.	39,500	4,122,220
	Marathon Oil Corp.	137,500	11,481,250
#	Murphy Oil Corp.	63,000	3,081,330
* #	Nabors Industries, Ltd.	117,700	3,869,976
* #	National-Oilwell, Inc.	66,400	4,335,920
#	Noble Corp.	52,300	3,419,897
#	Occidental Petroleum Corp.	324,800	16,561,552
#	Rowan Companies, Inc.	41,800	1,429,560

3

#	Schlumberger, Ltd.	447,500	27,431,750
	Sunoco, Inc.	50,300	3,617,073
	The Williams Companies, Inc.	225,700	5,558,991
*	Transocean, Inc.	123,200	8,223,600
	Valero Energy Corp.	233,400	13,397,160
* #	Weatherford International, Ltd.	132,200	5,684,600
	XTO Energy, Inc.	138,100	6,320,837
Total Energy			442,055,437

Financials — (16.8%)
	Ace, Ltd.	123,300	6,640,938
	AFLAC, Inc.	189,100	8,522,737
	Allstate Corp.	241,000	13,963,540
	AMBAC Financial Group, Inc.	40,100	3,472,259
#	American Express Co.	468,000	24,588,720
	American International Group, Inc.	985,200	62,875,464
	Ameriprise Financial, Inc.	92,700	4,239,171
	AmSouth Bancorporation	131,300	3,761,745
	AON Corp.	120,900	4,179,513
	Bank of America Corp.	1,730,900	89,089,423
	Bank of New York Co., Inc.	292,700	9,878,625
#	BB&T Corp.	208,600	8,928,080
	Bear Stearns Companies, Inc.	45,700	5,956,995
	Capital One Financial Corp.	114,900	8,399,190
*	Chicago Mercantile Exchange	13,100	5,764,000
	Chubb Corp.	157,400	7,895,184
	Cincinnati Financial Corp.	65,700	3,065,562
	CIT Group, Inc.	75,600	3,406,536
#	Citigroup, Inc.	1,885,500	93,049,425
	Comerica, Inc.	61,600	3,526,600
#	Commerce Bancorp, Inc.	69,900	2,328,369
	Compass Bancshares, Inc.	49,000	2,842,000
#	Countrywide Financial Corp.	230,500	7,790,900
*	E*TRADE Financial Corp.	161,700	3,814,503
	Federal Home Loan Mortgage Corporation	262,100	16,669,560
	Federal National Mortgage Association	367,100	19,327,815
	Federated Investors, Inc.	32,000	1,071,360
#	Fifth Third Bancorp	211,100	8,304,674
	First Horizon National Corp.	46,700	1,783,006
	Franklin Resources, Inc.	58,200	5,727,462
	Genworth Financial, Inc.	138,400	4,765,112
	Golden West Financial Corp.	97,100	7,330,079
	Hartford Financial Services Group, Inc.	115,000	9,873,900
#	Huntington Bancshares, Inc.	93,000	2,224,560
	Janus Capital Group, Inc.	80,300	1,427,734
#	JPMorgan Chase & Co.	1,317,900	60,175,314
	KeyCorp	153,300	5,639,907
#	Legg Mason, Inc.	50,100	4,572,126
#	Lehman Brothers Holdings, Inc.	203,100	12,959,811
	Lincoln National Corp.	108,900	6,610,230
	Loews Corp.	154,000	5,925,920
	M&T Bank Corp.	29,900	3,661,554
	Marsh & McLennan Companies, Inc.	208,400	5,451,744
#	Marshall & Ilsley Corp.	85,500	3,986,865
#	MBIA, Inc.	51,100	3,149,293

4

	Mellon Financial Corp.	156,900	5,841,387
	Merrill Lynch & Co., Inc.	350,500	25,772,265
#	MetLife, Inc.	287,700	15,832,131
#	MGIC Investment Corp.	33,200	1,921,284
	Moody’s Corp.	92,700	5,671,386
	Morgan Stanley	406,300	26,730,477
	National City Corp.	205,800	7,116,564
	North Fork Bancorporation, Inc.	176,400	4,840,416
	Northern Trust Corp.	70,300	3,936,097
	PNC Financial Services Group	112,300	7,949,717
	Principal Financial Group, Inc.	105,100	5,595,524
	Progressive Corp.	296,800	7,298,312
	Prudential Financial, Inc.	186,600	13,698,306
*	Realogy Corp.	94,850	2,029,790
#	Regions Financial Corp.	173,000	6,226,270
	SAFECO Corp.	45,200	2,608,492
	Schwab (Charles) Corp.	391,300	6,382,103
#	SLM Corp.	155,800	7,560,974
	Sovereign Bancorp, Inc.	142,700	2,973,868
	State Street Corp.	126,100	7,792,980
#	SunTrust Banks, Inc.	137,900	10,535,560
	Synovus Financial Corp.	122,400	3,559,392
#	T. Rowe Price Group, Inc.	100,800	4,441,248
#	The Goldman Sachs Group, Inc.	163,900	24,363,735
	The St. Paul Travelers Companies, Inc.	264,100	11,593,990
	Torchmark Corp.	38,100	2,370,201
	U.S. Bancorp	675,100	21,650,457
	UnumProvident Corp.	129,900	2,461,605
#	Wachovia Corp.	610,100	33,329,763
	Washington Mutual, Inc.	364,400	15,264,716
#	Wells Fargo & Co.	1,274,400	44,285,400
	XL Capital, Ltd.	68,400	4,489,776
#	Zions Bancorporation	40,200	3,175,398
Total Financials			927,917,089

Health Care — (10.4%)
#	Abbott Laboratories	578,900	28,192,430
	Aetna, Inc.	215,100	8,016,777
	Allergan, Inc.	57,900	6,633,024
	AmerisourceBergen Corp.	79,600	3,515,136
* #	Amgen, Inc.	447,300	30,385,089
	Applera Corp. - Applied Biosystems Group	70,200	2,151,630
#	Bard (C.R.), Inc.	39,300	2,954,574
*	Barr Laboratories, Inc.	40,300	2,276,950
	Bausch & Lomb, Inc.	20,400	987,564
	Baxter International, Inc.	248,400	11,023,992
	Becton Dickinson & Co.	93,800	6,537,860
*	Biogen Idec, Inc.	130,400	5,755,856
#	Biomet, Inc.	93,300	3,051,843
* #	Boston Scientific Corp.	460,900	8,038,096
	Bristol-Myers Squibb Co.	745,800	16,221,150
	Cardinal Health, Inc.	158,400	10,679,328
	Caremark Rx, Inc.	167,800	9,722,332
	Cigna Corp.	42,000	4,748,940
*	Coventry Health Care, Inc.	60,900	3,303,216

5

#	Eli Lilly & Co.	428,600	23,971,598
*	Express Scripts, Inc.	52,200	4,388,976
* #	Fisher Scientific International, Inc.	47,100	3,684,633
*	Forest Laboratories, Inc.	123,600	6,177,528
* #	Genzyme Corp.	98,700	6,536,901
* #	Gilead Sciences, Inc.	172,600	10,942,840
	HCA, Inc.	154,800	7,634,736
	Health Management Associates, Inc.	91,300	1,909,083
*	Hospira, Inc.	59,200	2,168,496
*	Humana, Inc.	62,400	3,802,032
	IMS Health, Inc.	75,700	2,065,853
#	Johnson & Johnson	1,123,100	72,619,646
*	King Pharmaceuticals, Inc.	91,900	1,490,618
* #	Laboratory Corp. of America Holdings	47,300	3,236,266
#	Manor Care, Inc.	28,000	1,461,600
	McKesson Corp.	115,400	5,862,320
*	Medco Health Solutions, Inc.	114,400	7,249,528
* #	Medimmune, Inc.	94,400	2,609,216
	Medtronic, Inc.	457,800	21,470,820
	Merck & Co., Inc.	827,800	33,567,290
* #	Millipore Corp.	20,200	1,296,436
#	Mylan Laboratories, Inc.	79,700	1,619,504
*	Patterson Companies, Inc.	52,600	1,621,132
	PerkinElmer, Inc.	48,000	884,640
#	Pfizer, Inc.	2,779,200	76,594,752
#	Quest Diagnostics, Inc.	61,600	3,959,648
	Schering-Plough Corp.	561,700	11,767,615
*	St. Jude Medical, Inc.	136,900	4,984,529
	Stryker Corp.	110,900	5,326,527
*	Tenet Healthcare Corp.	178,500	1,406,580
*	Thermo Electron Corp.	62,100	2,434,320
#	UnitedHealth Group, Inc.	510,900	26,541,255
*	Waters Corp.	39,300	1,676,145
*	Watson Pharmaceuticals, Inc.	38,700	992,268
*	WellPoint, Inc.	241,800	18,717,738
	Wyeth	510,500	24,861,350
* #	Zimmer Holdings, Inc.	94,100	6,398,800
Total Health Care			578,129,006

Industrials — (8.7%)
#	3M Co.	286,000	20,506,200
* #	Allied Waste Industries, Inc.	91,700	948,178
#	American Power Conversion Corp.	64,300	1,129,751
#	American Standard Companies, Inc.	67,100	2,802,767
	Avery Dennison Corp.	41,600	2,576,704
	Boeing Co.	303,300	22,717,170
	Burlington Northern Santa Fe Corp.	138,300	9,259,185
	Caterpillar, Inc.	254,000	16,852,900
	Cintas Corp.	52,300	1,936,669
	Cooper Industries, Ltd.	35,000	2,865,800
	CSX Corp.	168,000	5,076,960
#	Cummins, Inc.	19,900	2,284,918
#	Danaher Corp.	89,500	5,932,955
#	Deere & Co.	89,000	6,950,900
	Donnelley (R.R.) & Sons Co.	82,000	2,658,440

6

	Dover Corp.	77,300	3,758,326
	Eaton Corp.	57,000	3,790,500
	Emerson Electric Co.	155,700	12,790,755
	Equifax, Inc.	48,800	1,551,352
	FedEx Corp.	115,700	11,689,171
	Fluor Corp.	33,200	2,869,144
	General Dynamics Corp.	153,100	10,341,905
#	General Electric Co.	3,944,000	134,332,640
	Goodrich (B.F.) Co.	47,000	1,830,650
	Honeywell International, Inc.	314,000	12,158,080
	Illinois Tool Works, Inc.	157,100	6,896,690
	Ingersoll-Rand Co., Ltd. Class A	124,800	4,744,896
	ITT Industries, Inc.	70,200	3,436,290
	L-3 Communications Holdings, Inc.	46,300	3,490,557
	Lockheed Martin Corp.	134,300	11,093,180
#	Masco Corp.	150,700	4,130,687
*	Monster Worldwide, Inc.	48,700	1,984,038
*	Navistar International Corp.	23,400	536,796
	Norfolk Southern Corp.	157,300	6,721,429
#	Northrop Grumman Corp.	130,400	8,712,024
	Paccar, Inc.	94,800	5,182,716
	Pall Corp.	47,300	1,287,506
	Parker Hannifin Corp.	45,600	3,376,680
#	Pitney Bowes, Inc.	84,200	3,670,278
	Raytheon Co.	169,200	7,987,932
	Robert Half International, Inc.	65,200	2,017,288
	Rockwell Automation, Inc.	67,300	3,794,374
	Rockwell Collins, Inc.	64,900	3,402,707
	Ryder System, Inc.	23,100	1,141,602
	Southwest Airlines Co.	267,900	4,640,028
	Textron, Inc.	49,300	4,134,298
	Tyco International, Ltd.	772,500	20,200,875
	Union Pacific Corp.	102,000	8,195,700
	United Parcel Service, Inc.	411,400	28,818,570
	United Technologies Corp.	383,400	24,043,014
	W.W. Grainger, Inc.	28,900	1,930,520
#	Waste Management, Inc.	206,800	7,089,104
Total Industrials			482,271,799

Information Technology — (12.2%)
*	ADC Telecommunications, Inc.	44,500	607,425
*	Adobe Systems, Inc.	227,100	7,367,124
* #	Advanced Micro Devices, Inc.	183,600	4,588,164
*	Affiliated Computer Services, Inc. Class A	45,000	2,310,300
*	Agilent Technologies, Inc.	161,500	5,193,840
*	Altera Corp.	136,300	2,757,349
#	Analog Devices, Inc.	137,000	4,197,680
*	Andrew Corp.	60,500	559,625
* #	Apple Computer, Inc.	322,600	21,888,410
	Applied Materials, Inc.	593,100	10,011,528
*	Autodesk, Inc.	87,900	3,055,404
	Automatic Data Processing, Inc.	218,600	10,317,920
*	Avaya, Inc.	155,900	1,629,155
*	BMC Software, Inc.	80,700	2,148,234
* #	Broadcom Corp.	173,700	5,113,728

7

#	CA, Inc.	173,100	4,079,967
* #	Ciena Corp.	222,900	880,455
* #	Cisco Sytems, Inc.	2,315,400	50,915,646
*	Citrix Systems, Inc.	69,100	2,119,988
*	Computer Sciences Corp.	71,200	3,373,456
*	Compuware Corp.	143,100	1,087,560
* #	Comverse Technology, Inc.	76,600	1,600,940
*	Convergys Corp.	53,100	1,108,197
*	Corning, Inc.	590,800	13,139,392
* #	Dell, Inc.	861,600	19,429,080
* #	eBay, Inc.	438,600	12,219,396
*	Electronic Arts, Inc.	116,100	5,917,617
	Electronic Data Systems Corp.	196,600	4,684,978
*	EMC Corp.	896,900	10,448,885
	First Data Corp.	290,400	12,478,488
*	Fiserv, Inc.	66,600	2,941,722
*	Freescale Semiconductor, Inc. Class B	153,900	4,757,049
* #	Google, Inc.	78,200	29,601,046
	Hewlett-Packard Co.	1,058,100	38,684,136
#	Intel Corp.	2,206,300	43,111,102
#	International Business Machines Corp.	588,100	47,618,457
*	Intuit, Inc.	129,600	3,916,512
	Jabil Circuit, Inc.	67,500	1,811,025
*	JDS Uniphase Corp.	639,100	1,450,757
* #	Juniper Networks, Inc.	214,600	3,148,182
#	KLA-Tencor Corp.	75,500	3,315,205
*	Lexmark International, Inc.	39,900	2,237,193
#	Linear Technology Corp.	115,200	3,917,952
*	LSI Logic Corp.	150,500	1,211,525
*	Lucent Technologies, Inc.	1,699,200	3,959,136
	Maxim Integrated Products, Inc.	121,600	3,538,560
*	Micron Technology, Inc.	275,000	4,752,000
#	Microsoft Corp.	3,327,500	85,483,475
#	Molex, Inc.	53,800	1,962,086
	Motorola, Inc.	936,800	21,902,384
	National Semiconductor Corp.	128,100	3,111,549
*	NCR Corp.	69,000	2,400,510
*	Network Appliance, Inc.	141,900	4,858,656
*	Novell, Inc.	128,600	857,762
*	Novellus Systems, Inc.	48,300	1,348,536
* #	Nvidia Corp.	133,700	3,892,007
* #	Oracle Corp.	1,477,100	23,116,615
*	Parametric Technology Corp.	42,300	681,453
	Paychex, Inc.	126,800	4,553,388
*	PMC-Sierra, Inc.	78,300	535,572
*	QLogic Corp.	61,200	1,124,856
#	Qualcomm, Inc.	635,800	23,950,586
	Sabre Holdings Corp.	50,300	1,102,576
* #	Sandisk Corp.	74,100	4,365,972
*	Sanmina-SCI Corp.	202,100	685,119
*	Solectron Corp.	346,800	1,088,952
*	Sun Microsystems, Inc.	1,326,700	6,620,233
* #	Symantec Corp.	392,600	7,318,064
#	Symbol Technologies, Inc.	96,200	1,155,362
	Tektronix, Inc.	31,700	898,378

8

*	Tellabs, Inc.	170,000	1,732,300
*	Teradyne, Inc.	75,200	1,055,808
#	Texas Instruments, Inc.	591,000	19,260,690
*	Unisys Corp.	130,100	696,035
*	VeriSign, Inc.	93,000	1,882,320
*	Xerox Corp.	376,700	5,578,927
	Xilinx, Inc.	130,300	2,979,961
* #	Yahoo!, Inc.	475,600	13,706,792
Total Information Technology			675,108,414

Materials — (2.4%)
	Air Products & Chemicals, Inc.	85,000	5,634,650
	Alcoa, Inc.	330,000	9,434,700
#	Allegheny Technologies, Inc.	33,100	1,898,285
	Ashland, Inc.	27,000	1,704,780
#	Ball Corp.	39,700	1,601,498
	Bemis Co., Inc.	39,800	1,285,540
	Dow Chemical Co.	364,800	13,909,824
	DuPont (E.I.) de Nemours & Co., Inc.	349,400	13,965,518
	Eastman Chemical Co.	31,000	1,625,950
	Ecolab, Inc.	69,100	3,080,478
#	Freeport-McMoRan Copper & Gold, Inc. Class B	71,500	4,162,015
*	Hercules, Inc.	43,100	672,360
	International Flavors & Fragrances, Inc.	30,000	1,193,100
	International Paper Co.	187,000	6,501,990
	Louisiana-Pacific Corp.	40,300	788,268
	MeadWestavco Corp.	68,700	1,755,285
	Monsanto Co.	205,200	9,734,688
	Newmont Mining Corp.	170,300	8,727,875
#	Nucor Corp.	118,200	5,776,434
*	Pactiv Corp.	53,500	1,430,055
	Phelps Dodge Corp.	77,300	6,918,350
	PPG Industries, Inc.	62,800	3,979,008
	Praxair, Inc.	122,600	7,038,466
	Rohm & Haas Co.	55,100	2,429,910
	Sealed Air Corp.	30,900	1,602,783
	Sigma-Aldrich Corp.	25,400	1,844,802
	Temple-Inland, Inc.	41,900	1,865,388
	United States Steel Corp.	47,400	2,757,258
	Vulcan Materials Co.	38,200	3,002,902
	Weyerhaeuser Co.	93,400	5,790,800
Total Materials			132,112,960

Real Estate Investment Trusts — (0.8%)
#	Apartment Investment & Management Co. Class A	36,900	1,890,756
	Archstone-Smith Trust	81,100	4,312,898
	Boston Properties, Inc.	34,600	3,516,398
#	Equity Office Properties Trust	138,900	5,151,801
#	Equity Residential	110,500	5,510,635
#	Kimco Realty Corp.	80,300	3,336,465
	Plum Creek Timber Co., Inc.	69,900	2,434,617
	ProLogis	92,900	5,245,134
#	Public Storage, Inc.	31,400	2,720,810
#	Simon Property Group, Inc.	69,500	5,892,905
#	Vornado Realty Trust	45,100	4,776,541
Total Real Estate Investment Trusts			44,788,960

9

Telecommunication Services — (2.8%)
	Alltel Corp.	147,600	8,001,396
#	AT&T, Inc.	1,474,700	45,907,411
	BellSouth Corp.	686,100	27,937,992
	CenturyTel, Inc.	44,100	1,756,062
#	Citizens Communications Co.	123,300	1,700,307
*	Embarq Corp.	56,500	2,663,975
* #	Qwest Communications International, Inc.	593,700	5,230,497
#	Sprint Nextel Corp.	1,129,900	19,117,908
#	Verizon Communications, Inc.	1,106,500	38,926,670
#	Windstream Corp.	179,807	2,373,452
Total Telecommunication Services			153,615,670

Utilities — (2.8%)
*	AES Corp.	249,700	5,303,628
*	Allegheny Energy, Inc.	62,000	2,587,880
#	Ameren Corp.	77,900	4,171,545
	American Electric Power Co., Inc.	149,400	5,450,112
#	CenterPoint Energy, Inc.	118,100	1,706,545
* #	CMS Energy Corp.	83,900	1,228,296
#	Consolidated Edison, Inc.	93,200	4,305,840
	Constellation Energy Group	67,900	4,080,111
#	Dominion Resources, Inc.	131,800	10,529,502
#	DTE Energy Co.	67,400	2,813,276
#	Duke Energy Corp.	468,400	14,052,000
*	Dynegy, Inc.	140,000	868,000
	Edison International	123,600	5,393,904
	Entergy Corp.	78,900	6,126,585
	Exelon Corp.	253,600	15,464,528
	FirstEnergy Corp.	125,100	7,138,206
#	FPL Group, Inc.	153,300	6,814,185
	KeySpan Corp.	66,400	2,722,400
	Nicor, Inc.	16,800	733,488
	NiSource, Inc.	103,400	2,188,978
#	Peoples Energy Corp.	14,600	618,748
#	PG&E Corp.	131,700	5,522,181
#	Pinnacle West Capital Corp.	37,600	1,727,344
	PPL Corp.	144,300	5,046,171
#	Progress Energy, Inc.	95,900	4,251,247
	Public Service Enterprise Group, Inc.	95,400	6,679,908
	Sempra Energy	98,300	4,887,476
#	Southern Co.	281,500	9,647,005
	TECO Energy, Inc.	79,200	1,248,984
#	TXU Corp.	175,400	11,613,234
	Xcel Energy, Inc.	153,800	3,199,040
Total Utilities			158,120,347

TOTAL COMMON STOCKS			4,474,282,505

10

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (19.2%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.28%, 09/01/06 (Collateralized by $502,389,510 FHLMC, rates ranging from 4.000% to 8.000%, maturities ranging from 12/01/08 to 09/01/36 & FNMA, rates ranging from 4.000% to 7.500%, maturities ranging from 05/01/13 to 08/01/36, valued at $335,106,809) to be repurchased at $325,389,677	$325,342	325,341,960

@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.28%, 09/01/06 (Collateralized by $716,764,000 FHLB Bonds, rates ranging from 4.250% to 6.000%, maturities ranging from 02/15/07 to 03/28/16; FHLMC, rates ranging from 2.375% to 7.000%, maturities ranging from 02/15/07 to 01/19/16 & FNMA, rates ranging from 3.800% to 7.250%, maturities ranging from 10/15/06 to 04/26/17, valued at $721,000,868) to be repurchased at $700,102,667	700,000	700,000,000

Repurchase Agreement, PNC Capital Markets, Inc. 5.22%, 09/01/06 (Collateralized by $37,209,000 FHLMC 4.00%, 09/22/09, valued at $36,743,888) to be repurchased at $36,205,249	36,200	36,200,000

TOTAL TEMPORARY CASH INVESTMENTS		1,061,541,960

TOTAL INVESTMENTS - (100.0%)
(Cost $4,256,712,689) ##		$5,535,824,465

11

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

August 31, 2006

(Unaudited)

		Shares	Value †

COMMON STOCKS — (81.4%)
Consumer Discretionary — (18.3%)
#	American Greetings Corp. Class A	211,200	$5,178,624
# *	AutoNation, Inc.	2,057,600	39,979,168
	Belo Corp. Class A	469,164	7,647,373
# *	Big Lots, Inc.	253,500	4,651,725
#	Blockbuster, Inc. Class A	83,900	334,761
	Borders Group, Inc.	34,000	650,420
#	BorgWarner, Inc.	201,600	11,432,736
#	CBS Corp. Class B	4,994,050	142,580,127
	Circuit City Stores, Inc.	586,200	13,840,182
	Clear Channel Communications, Inc.	1,942,666	56,415,021
# *	Comcast Corp. Class A	6,201,265	217,044,275
# *	Comcast Corp. Special Class A Non-Voting	927,100	32,365,061
#	Dillards, Inc. Class A	586,600	18,290,188
*	Discovery Holding Co. Class A	1,031,790	14,455,378
	Disney (Walt) Co.	686,220	20,346,423
# *	Expedia, Inc.	1,173,351	19,149,088
#	Federated Department Stores, Inc.	1,514,630	57,525,647
	Foot Locker, Inc.	56,700	1,366,470
#	Ford Motor Co.	6,812,600	57,021,462
#	General Motors Corp.	3,987,200	116,346,496
# *	Goodyear Tire & Rubber Co.	203,900	2,773,040
	Harrah’s Entertainment, Inc.	187,053	11,664,625
	Hearst-Argyle Television, Inc.	347,900	7,952,994
#	Horton (D.R.), Inc.	1,014,529	22,248,621
# *	IAC/InterActiveCorp	2,076,951	59,151,564
# *	Liberty Global, Inc. Class A	313,805	7,408,936
# *	Liberty Global, Inc. Series C	343,805	7,935,019
*	Liberty Media Holding Corp. Capital Class A	732,847	63,266,682
*	Liberty Media Holding Corp. Interactive Class A	3,587,650	68,380,609
*	Live Nation, Inc.	242,833	5,094,636
# *	MGM Mirage	716,400	25,561,152
	News Corp. Class A	35,876	682,720
	OfficeMax, Inc.	388,600	16,138,558
#	Penney (J.C.) Co., Inc.	158,740	10,006,970
#	Pulte Homes, Inc.	479,800	14,235,666
*	Radio One, Inc. Class D	45,200	277,528
#	Saks, Inc.	995,050	14,358,571
*	Sears Holdings Corp.	173,929	25,064,908
#	Service Corp. International	404,100	3,394,440
	Sun-Times Media Group, Inc. Class A	22,800	171,228
	Time Warner, Inc.	17,855,680	296,761,402
#	Tribune Co.	1,413,755	44,123,294
# *	Univision Communications, Inc. Class A	1,074,200	37,124,352

1

*	Viacom, Inc. Class B	3,132,050	113,693,415
*	Wyndham Worldwide Corp.	575,560	16,840,886
Total Consumer Discretionary			1,710,932,441

Consumer Staples — (4.6%)
	Archer-Daniels-Midland Co.	2,475,260	101,906,454
	Coca-Cola Enterprises, Inc.	3,202,000	71,404,600
	Corn Products International, Inc.	490,400	16,918,800
	Del Monte Foods Co.	527,041	5,850,155
	J. M. Smucker Co.	234,502	11,403,832
#	Kraft Foods, Inc.	3,003,000	101,831,730
	PepsiAmericas, Inc.	192,000	4,414,080
#	Reynolds American, Inc.	425,852	27,710,190
# *	Rite Aid Corp.	969,800	4,208,932
*	Smithfield Foods, Inc.	681,100	20,453,433
#	Supervalu, Inc.	1,371,942	39,182,664
	Tyson Foods, Inc. Class A	1,703,259	25,089,005
	Weis Markets, Inc.	20,800	821,808
Total Consumer Staples			431,195,683

Energy — (4.6%)
	Anadarko Petroleum Corp.	3,348,556	157,080,762
#	Apache Corp.	129,990	8,485,747
#	Chesapeake Energy Corp.	958,900	30,272,473
	ConocoPhillips	440,800	27,959,944
# *	Forest Oil Corp.	446,200	15,112,794
#	Hess Corp.	955,596	43,747,185
	Marathon Oil Corp.	753,902	62,950,817
# *	Mariner Energy, Inc.	261,080	4,934,412
	Overseas Shipholding Group, Inc.	290,600	19,383,020
	Pioneer Natural Resources Co.	35,000	1,459,850
	Pogo Producing Co.	403,500	17,919,435
# *	SEACOR Holdings, Inc.	173,600	15,108,408
#	Tidewater, Inc.	424,500	20,210,445
Total Energy			424,625,292

Financials — (27.5%)
	A.G. Edwards, Inc.	199,100	10,516,462
# *	Allegheny Corp.	30,487	8,598,858
#	Allstate Corp.	1,791,600	103,805,304
	AMBAC Financial Group, Inc.	707,295	61,244,674
#	American Financial Group, Inc.	597,200	27,901,184
	American National Insurance Co.	68,502	7,880,470
*	AmeriCredit Corp.	395,300	9,285,597
#	AmerUs Group Co.	262,800	17,817,840
	Bear Stearns Companies, Inc.	373,770	48,720,920
	Capital One Financial Corp.	83,030	6,069,493
#	Chubb Corp.	906,400	45,465,024
	Cincinnati Financial Corp.	1,228,489	57,321,297
	CIT Group, Inc.	1,228,412	55,352,245
# *	CNA Financial Corp.	1,820,240	63,107,721
	Commerce Group, Inc.	210,900	6,282,711
*	Conseco, Inc.	254,400	5,266,080
#	Countrywide Financial Corp.	4,574,013	154,601,639
	Fidelity National Financial, Inc.	665,900	26,789,157

2

#	Fidelity National Title Group, Inc.	219,575	4,426,632
	First American Corp.	683,000	27,743,460
	First Citizens BancShares, Inc.	10,300	2,016,740
	Hanover Insurance Group, Inc.	351,366	15,635,787
	Hartford Financial Services Group, Inc.	1,173,900	100,791,054
	Janus Capital Group, Inc.	1,580,900	28,108,402
	JPMorgan Chase & Co.	2,244,400	102,479,304
	KeyCorp	941,600	34,641,464
# *	LaBranche & Co., Inc.	11,100	92,130
	Lehman Brothers Holdings, Inc.	403,800	25,766,478
	Lincoln National Corp.	929,226	56,404,018
	Loews Corp.	3,810,402	146,624,269
#	MBIA, Inc.	985,550	60,739,447
#	MetLife, Inc.	5,456,798	300,287,594
#	MGIC Investment Corp.	665,947	38,538,353
	Nationwide Financial Services, Inc.	384,902	18,633,106
#	New York Community Bancorp, Inc.	2,075,400	34,057,314
	North Fork Bancorporation, Inc.	2,564,611	70,372,926
#	Odyssey Re Holdings Corp.	87,200	2,650,880
	Ohio Casualty Corp.	370,700	9,619,665
	Old Republic International Corp.	1,649,482	34,474,174
	PMI Group, Inc.	682,600	29,515,624
#	Principal Financial Group, Inc.	1,210,200	64,431,048
	Protective Life Corp.	508,000	23,383,240
	Prudential Financial, Inc.	1,887,800	138,583,398
#	Radian Group, Inc.	604,042	36,170,035
*	Realogy Corp.	719,450	15,396,230
#	Reinsurance Group of America, Inc.	406,500	21,007,920
	SAFECO Corp.	538,400	31,071,064
	South Financial Group, Inc.	551,433	14,905,234
	Sovereign Bancorp, Inc.	1,398,936	29,153,826
	StanCorp Financial Group, Inc.	226,000	10,524,820
	The St. Paul Travelers Companies, Inc.	5,187,509	227,731,645
	Torchmark Corp.	127,200	7,913,112
	Transatlantic Holdings, Inc.	23,493	1,442,940
	Unitrin, Inc.	503,679	22,101,435
#	UnumProvident Corp.	1,970,989	37,350,242
	Washington Mutual, Inc.	289,481	12,126,359
	Webster Financial Corp.	99,200	4,686,208
	Wesco Financial Corp.	16,740	7,040,007
Total Financials			2,564,664,260

Health Care — (2.0%)
	AmerisourceBergen Corp.	617,800	27,282,048
# *	Invitrogen Corp.	314,024	19,108,360
*	Medco Health Solutions, Inc.	690,100	43,731,637
# *	Millennium Pharmaceuticals, Inc.	2,100,300	22,809,258
# *	Tenet Healthcare Corp.	1,547,300	12,192,724
*	Thermo Electron Corp.	187,500	7,350,000
*	Triad Hospitals, Inc.	620,300	27,330,418
#	UnitedHealth Group, Inc.	267,740	13,909,093
*	Watson Pharmaceuticals, Inc.	439,900	11,279,036
Total Health Care			184,992,574

3

Industrials — (10.5%)
# *	AGCO Corp.	686,324	17,055,151
#	Alexander & Baldwin, Inc.	109,305	4,794,117
# *	Allied Waste Industries, Inc.	2,767,676	28,617,770
#	Burlington Northern Santa Fe Corp.	2,147,973	143,806,792
	Cendant Corp.	3,028,800	5,845,584
#	CSX Corp.	3,344,404	101,067,889
	Curtiss-Wright Corp.	54,260	1,686,943
#	GATX Corp.	367,100	13,623,081
	IKON Office Solutions, Inc.	329,600	4,696,800
# *	Kansas City Southern	565,600	14,903,560
	Laidlaw International, Inc.	584,495	15,781,365
	Norfolk Southern Corp.	3,179,102	135,843,028
#	Northrop Grumman Corp.	2,542,584	169,870,037
	Raytheon Co.	1,311,300	61,906,473
#	Ryder System, Inc.	473,200	23,385,544
#	Southwest Airlines Co.	3,221,220	55,791,530
	Steelcase, Inc. Class A	45,200	655,400
	Union Pacific Corp.	2,061,600	165,649,560
# *	YRC Worldwide, Inc.	334,000	12,284,520
Total Industrials			977,265,144

Information Technology — (4.7%)
*	3Com Corp.	1,041,900	4,615,617
# *	Advanced Micro Devices, Inc.	162,200	4,053,378
# *	Andrew Corp.	1,010,012	9,342,611
*	Applied Micro Circuits Corp.	213,200	582,036
# *	Arrow Electronics, Inc.	411,300	11,475,270
*	Avnet, Inc.	993,500	19,432,860
#	AVX Corp.	514,600	8,547,506
# *	Ciena Corp.	489,600	1,933,920
*	Computer Sciences Corp.	1,193,000	56,524,340
*	Compuware Corp.	956,430	7,268,868
*	Convergys Corp.	195,700	4,084,259
	Electronic Data Systems Corp.	2,006,400	47,812,512
*	Fairchild Semiconductor Corp. Class A	43,100	777,093
	Hewlett-Packard Co.	388,400	14,199,904
*	Ingram Micro, Inc.	1,177,500	21,195,000
*	Integrated Device Technology, Inc.	1,467,100	25,278,133
#	Intersil Corp.	1,063,398	26,957,139
# *	JDS Uniphase Corp.	1,095,700	2,487,239
*	Lucent Technologies, Inc.	1,193,800	2,781,554
*	Micron Technology, Inc.	3,962,557	68,472,985
	Sabre Holdings Corp.	36,600	802,272
*	Sanmina-SCI Corp.	3,903,000	13,231,170
*	Solectron Corp.	6,495,263	20,395,126
*	Sun Microsystems, Inc.	2,143,700	10,697,063
*	Tech Data Corp.	380,711	13,283,007
*	Tellabs, Inc.	1,640,656	16,718,285
*	Unisys Corp.	729,900	3,904,965
*	VeriSign, Inc.	166,300	3,365,912
# *	Vishay Intertechnology, Inc.	1,302,016	18,241,244
*	Xerox Corp.	75,000	1,110,750
Total Information Technology			439,572,018

4

Materials — (3.6%)
	Ashland, Inc.	512,711	32,372,573
#	Bowater, Inc.	211,700	4,811,941
#	Cytec Industries, Inc.	133,300	7,111,555
#	International Paper Co.	1,215,775	42,272,497
	Louisiana-Pacific Corp.	696,900	13,631,364
	Lubrizol Corp.	182,000	7,915,180
#	Lyondell Chemical Co.	308,300	8,009,634
	MeadWestavco Corp.	1,364,831	34,871,432
# *	Owens-Illinois, Inc.	212,900	3,227,564
	Phelps Dodge Corp.	470,770	42,133,915
# *	Smurfit-Stone Container Corp.	1,740,228	19,821,197
	Tronox, Inc. Class B	92,517	1,193,469
	Valhi, Inc.	155,700	4,228,812
	Weyerhaeuser Co.	1,863,700	115,549,400
#	Worthington Industries, Inc.	133,200	2,545,452
Total Materials			339,695,985

Real Estate Investment Trusts — (0.0%)
	Host Marriott Corp.	128,490	2,896,165

Telecommunication Services — (5.5%)
*	American Tower Corp.	6,200	222,332
#	AT&T, Inc.	8,333,818	259,431,754
# *	Level 3 Communications, Inc.	195,500	866,065
# *	Qwest Communications International, Inc.	2,000,600	17,625,286
#	Sprint Nextel Corp.	1,618,800	27,390,096
	Telephone & Data Systems, Inc.	366,997	15,564,343
	Telephone & Data Systems, Inc. Special Shares	179,500	7,355,910
*	United States Cellular Corp.	272,525	16,337,874
	Verizon Communications, Inc.	4,855,300	170,809,454
Total Telecommunication Services			515,603,114

Utilities — (0.1%)
	Alliant Energy Corp.	147,400	5,393,366

TOTAL COMMON STOCKS			7,596,836,042

		Face Amount
		(000)
TEMPORARY CASH INVESTMENTS — (18.6%)
@	Repurchase Agreement, Merrill Lynch Triparty Repo 5.28%, 09/01/06 (Collateralized by $979,726,638 FHLMC, rates ranging from 3.500% to 9.000%, maturities ranging from 11/01/07 to 09/01/36 & FNMA, rates ranging from 4.000% to 7.932%(r), maturities ranging from 11/01/10 to 09/01/36, valued at $580,238,522) to be repurchased at $563,418,752	$563,336	563,336,129

@	Repurchase Agreement, Morgan Stanley Triparty Repo 5.28%, 09/01/06 (Collateralized by $1,089,540,000 FHLB Bonds, rates ranging from 4.250% to 7.000%, maturities ranging from 09/29/06 to 07/15/36; FHLMC, rates ranging from 4.125% to 6.250%, maturities ranging from 02/28/07 to 12/29/16 & FNMA, rates ranging from 3.1250% to 6.850%, maturities ranging from 01/02/07 to 05/15/29, valued at $1,102,100,799) to be repurchased at $1,070,156,933	1,070,000	1,070,000,000

5

Repurchase Agreement, PNC Capital Markets, Inc. 5.22%, 09/01/06 (Collateralized by $102,092,000 FHLMC 4.00%, 09/22/09, valued at $100,815,850) to be repurchased at $99,339,402	99,325	99,325,000

TOTAL TEMPORARY CASH INVESTMENTS		1,732,661,129

TOTAL INVESTMENTS - (100.0%)
(Cost $8,029,889,552) ##		$9,329,497,171

6

THE U.S. SMALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

August 31, 2006

(Unaudited)

		Shares	Value †

COMMON STOCKS — (89.1%)
Consumer Discretionary — (18.1%)
*	4Kids Entertainment, Inc.	353,641	$5,428,389
*	99 Cents Only Stores	1,135,600	12,900,416
*	A.C. Moore Arts & Crafts, Inc.	317,685	5,648,439
*	Acme Communications, Inc.	470,411	2,384,984
*	Advanced Marketing Services, Inc.	214,900	687,680
*	Alderwoods Group, Inc.	1,004,406	19,877,195
*	All American Semiconductor, Inc.	69,473	235,513
* #	Alloy, Inc.	395,295	4,498,457
#	American Axle & Manufacturing Holdings, Inc.	1,780,700	29,719,883
*	American Biltrite, Inc.	55,900	572,416
#	American Greetings Corp. Class A	1,460,800	35,818,816
* #	America’s Car-Mart, Inc.	33,999	536,504
*	AMS Health Sciences, Inc.	11,000	7,590
*	Applica, Inc.	800,900	3,700,158
*	Arlington Hospitality, Inc.	24,100	108
#	ArvinMeritor, Inc.	1,775,200	26,361,720
	Asbury Automotive Group, Inc.	409,802	8,396,843
*	Ashworth, Inc.	436,489	3,033,599
*	Audiovox Corp. Class A	667,217	9,881,484
* #	Avatar Holdings, Inc.	101,107	5,573,018
*	Aztar Corp.	261,400	13,715,658
*	Ballantyne of Omaha, Inc.	40,200	192,960
* #	Bally Total Fitness Holding Corp.	1,327,900	3,983,700
	Bandag, Inc.	301,219	11,464,395
	Bandag, Inc. Class A	110,900	3,523,293
*	Barry (R.G.) Corp.	145,544	909,650
	Bassett Furniture Industries, Inc.	387,775	6,700,752
	Beasley Broadcast Group, Inc.	76,100	555,530
* #	Big Lots, Inc.	2,583,910	47,414,748
*	Birks & Mayors, Inc.	25,319	182,297
	Blair Corp.	88,811	2,122,583
#	Blockbuster, Inc. Class A	858,500	3,425,415
*	Blockbuster, Inc. Class B	200	714
*	Bluegreen Corp.	1,017,898	11,654,932
	Bob Evans Farms, Inc.	1,221,132	34,606,881
*	Bombay Co., Inc.	1,202,540	1,791,785
#	Bon-Ton Stores, Inc.	452,765	12,410,289
	Books-A-Million, Inc.	206,603	3,295,318
	Borders Group, Inc.	310,157	5,933,303
	Bowl America, Inc. Class A	32,422	470,119
*	Boyds Collection, Ltd.	79	2,686
*	Boyds Collection, Ltd. - Old	5,017	2,759
	Brown Shoe Company, Inc.	242,700	7,754,265

1

*	Buca, Inc.	609,460	3,291,084
*	CabelTel International Corp.	1,070	3,103
*	California Coastal Communities, Inc.	240,078	7,358,391
	Callaway Golf Co.	1,031,700	13,835,097
#	Carmike Cinemas, Inc.	147,470	2,756,214
*	Carriage Services, Inc.	535,300	2,440,968
*	Catalina Lighting, Inc.	21,640	189,350
*	Cavalier Homes, Inc.	359,640	1,276,722
*	Championship Auto Racing Teams, Inc.	4,800	0
*	Champps Entertainment, Inc.	412,729	2,501,138
*	Charming Shoppes, Inc.	3,302,940	43,466,690
* #	Charter Communications, Inc.	114,800	159,572
*	Chromcraft Revington, Inc.	14,010	147,385
	Churchill Downs, Inc.	12,236	494,579
#	Citadel Broadcasting Co.	861,124	7,913,730
	Coachmen Industries, Inc.	537,400	5,379,374
	Coast Distribution System, Inc.	111,800	1,063,218
	Cobra Electronics Corp.	94,270	773,957
	Collectors Universe, Inc.	80,884	1,070,904
* #	Comstock Homebuilding Companies, Inc.	112,650	646,611
*	Concord Camera Corp.	782,800	391,400
*	Congoleum Corp. Class A	95,600	208,408
#	Cooper Tire & Rubber Co.	1,979,900	19,462,417
*	Cost Plus, Inc.	147,253	1,499,036
*	Cost-U-Less, Inc.	30,541	261,126
*	Cox Radio, Inc.	414,000	6,566,040
	CSS Industries, Inc.	274,750	8,184,802
*	Culp, Inc.	360,918	1,837,073
* #	Cumulus Media, Inc. Class A	1,683,242	16,899,750
	Cutter & Buck, Inc.	334,442	3,725,684
*	Cybex International, Inc.	101,850	671,191
	Decorator Industries, Inc.	24,032	208,718
*	dELiA*s, Inc.	296,515	2,134,908
	Delta Apparel, Inc.	227,609	4,399,682
*	Delta Woodside Industries, Inc.	118,600	18,976
*	Diedrich Coffee, Inc.	213	745
*	Dixie Group, Inc.	360,899	5,106,721
* #	Dominion Homes, Inc.	222,966	1,259,758
*	Dorman Products, Inc.	304,562	3,197,901
	Dover Motorsports, Inc.	515,100	2,987,580
*	drugstore.com, Inc.	208,094	659,658
*	Duckwall-ALCO Stores, Inc.	113,400	4,111,884
*	Dura Automotive Systems, Inc.	616,374	246,550
*	ELXSI Corp.	27,500	79,750
*	EMAK Worldwide, Inc.	50	197
*	Emerson Radio Corp.	129,412	394,707
*	Emmis Communications Corp. Class A	107,772	1,318,052
*	Enesco Group, Inc.	456,300	95,823
	Entercom Communications Corp.	707,603	17,980,192
*	Entravision Communications Corp.	2,213,898	16,449,262
* #	Escala Group, Inc.	280,850	1,876,078
*	Factory Card & Party Outlet Corp.	520	4,134
*	Fairchild Corp. Class A	686,629	1,826,433
*	Featherlite, Inc.	38,850	247,086
	Fedders Corp.	46,966	77,494

2

	Federal Screw Works	3,125	45,312
* #	Federal-Mogul Corp.	823,500	297,283
*	Finlay Enterprises, Inc.	216,900	1,377,315
	Flexsteel Industries, Inc.	101,237	1,285,710
*	Footstar, Inc.	501,800	2,709,720
*	Franklin Covey Co.	330,645	1,901,209
*	Franklin Electronic Publishers, Inc.	116,600	250,690
	Fred’s, Inc.	864,489	11,333,451
	Frisch’s Restaurants, Inc.	2,020	48,682
#	Furniture Brands International, Inc.	1,913,836	36,649,959
*	GameTech International, Inc.	145,039	1,218,328
* #	Gander Mountain Co.	151,441	907,132
*	Gaylord Entertainment Co.	1,185,385	51,825,032
*	G-III Apparel Group, Ltd.	276,974	2,769,740
*	Gottschalks, Inc.	233,075	1,908,884
	Gray Television, Inc.	1,489,550	9,518,224
	Gray Television, Inc. Class A	40,050	284,355
*	Great Wolf Resorts, Inc.	141,400	1,712,354
#	Group 1 Automotive, Inc.	805,500	36,489,150
*	Hampshire Group, Ltd.	38,100	560,451
	Hancock Fabrics, Inc.	518,800	1,540,836
	Handleman Co.	723,777	5,044,726
*	Harolds Stores, Inc.	2,000	1,250
*	Harris Interactive, Inc.	1,078,607	5,964,697
*	Hartmarx Corp.	998,300	5,959,851
*	Hastings Entertainment, Inc.	362,010	2,273,423
	Haverty Furniture Co., Inc.	529,400	7,438,070
*	Hayes Lemmerz International, Inc.	469,175	797,597
*	Hollywood Media Corp.	278,700	1,142,670
	ILX Resorts, Inc.	84,434	781,859
*	Image Entertainment, Inc.	48,350	174,060
*	Interface, Inc. Class A	882,612	11,217,999
*	Interstate Hotels & Resorts, Inc.	709,625	7,373,004
*	ION Media Networks, Inc.	455,700	410,130
	J. Alexander’s Corp.	122,100	1,045,176
*	Jaclyn, Inc.	27,400	202,075
*	Jakks Pacific, Inc.	895,220	14,627,895
* #	Jo-Ann Stores, Inc.	655,200	9,703,512
*	Johnson Outdoors, Inc.	123,700	2,048,472
*	K2, Inc.	1,649,110	19,212,131
#	Kellwood Co.	974,517	26,711,511
	Kimball International, Inc. Class B	762,052	13,442,597
*	Kirkland’s, Inc.	13,100	55,020
*	LaCrosse Footwear, Inc.	31,263	412,672
*	Lakeland Industries, Inc.	40,877	557,564
* #	Lakes Entertainment, Inc.	148,494	1,443,362
#	Landry’s Restaurants, Inc.	914,335	25,007,062
*	Lazare Kaplan International, Inc.	133,800	1,288,494
#	La-Z-Boy, Inc.	1,895,397	26,440,788
#	Lear Corp.	751,800	15,291,612
*	Lenox Group, Inc.	428,700	2,435,016
#	Levitt Corp. Class A	340,400	4,210,748
	Libbey, Inc.	195,169	1,653,081
*	Lin TV Corp.	831,050	6,066,665
	Lithia Motors, Inc. Class A	523,675	13,364,186

3

*	Lodgenet Entertainment Corp.	26,000	494,260
*	Lodgian, Inc.	636,747	7,965,705
	Lone Star Steakhouse & Saloon, Inc.	670,176	18,282,401
*	Luby’s, Inc.	52,700	501,177
	M/I Homes, Inc.	466,751	15,104,062
*	Mace Security International, Inc.	50,682	117,075
*	Magna Entertainment Corp.	155,700	678,852
*	MarineMax, Inc.	143,500	3,261,755
	McRae Industries, Inc. Class A	30,653	369,369
*	Meade Instruments Corp.	663,220	1,472,348
#	Media General, Inc. Class A	111,200	4,372,384
*	Merisel, Inc.	3,600	14,040
*	Mestek, Inc.	104,700	1,518,150
	Modine Manufacturing Co.	633,227	14,747,857
	Monaco Coach Corp.	1,011,500	10,681,440
	Movado Group, Inc.	564,800	12,702,352
#	Movie Gallery, Inc.	63,013	149,341
* #	Multimedia Games, Inc.	617,899	5,919,472
*	Nathan’s Famous, Inc.	32,967	425,934
	National Presto Industries, Inc.	146,451	7,966,934
*	National RV Holdings, Inc.	283,350	1,020,060
*	Nature Vision, Inc.	2,100	20,212
*	Nitches, Inc.	12,141	50,385
	Nobel Learning Communities, Inc.	81,263	832,133
*	Odd Job Stores, Inc.	175,300	26,295
*	Ohio Art Co.	3,500	22,837
* #	Oneida, Ltd.	175,300	2,104
	Orleans Homebuilders, Inc.	49,800	608,556
*	O’Charleys, Inc.	748,117	13,832,683
	Oxford Industries, Inc.	7,300	299,884
*	P & F Industries, Inc. Class A	210	2,058
* #	Palm Harbor Homes, Inc.	211,530	3,065,070
*	Payless ShoeSource, Inc.	1,438,900	33,756,594
*	PC Mall, Inc.	228,943	1,579,707
*	Perry Ellis International, Inc.	334,544	9,019,306
*	Phoenix Footwear Group, Inc.	190,324	966,846
#	Pier 1 Imports, Inc.	254,000	1,623,060
*	Point.360	13,200	25,608
*	Pomeroy IT Solutions, Inc.	408,204	3,183,991
*	Proliance International, Inc.	345,042	1,621,697
*	QEP Co., Inc.	31,332	208,358
* #	Quaker Fabric Corp.	552,928	851,509
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	686,483	2,038,855
*	Radio One, Inc. Class D	544,127	3,340,940
*	RC2 Corp.	473,917	15,937,829
*	RCN Corp.	1,029,258	26,626,904
* #	Reading International, Inc. Class A	210,499	1,662,942
*	Reading International, Inc. Class B	14,460	111,342
*	Red Lion Hotels Corp.	413,200	4,057,624
*	Regent Communications, Inc.	1,377,651	5,758,581
*	Rent-Way, Inc.	706,100	7,152,793
*	Rex Stores Corp.	345,550	4,702,935
*	Riviera Holdings Corp.	16,500	327,525
*	Rockford Corp.	252,100	857,140
*	Rocky Brands, Inc.	60,968	666,380

4

	Russ Berrie & Co., Inc.	333,838	4,583,596
*	Ryan’s Restaurant Group, Inc.	1,190,334	18,759,664
	S&K Famous Brands, Inc.	77,400	1,123,074
*	Safety Components International, Inc.	1,155	16,545
*	Saga Communications, Inc. Class A	182,000	1,448,720
* #	Salton, Inc.	402,500	1,074,675
*	Schieb (Earl), Inc.	74,400	284,952
*	Scholastic Corp.	412,267	12,392,746
* #	Sharper Image Corp.	403,441	3,820,586
*	Shiloh Industries, Inc.	390,146	5,399,621
*	Shoe Carnival, Inc.	439,414	10,045,004
	Sinclair Broadcast Group, Inc. Class A	414,951	3,203,422
* #	Six Flags, Inc.	3,312,300	17,290,206
	Skyline Corp.	151,000	5,890,510
*	Smith & Wollensky Restaurant Group, Inc.	159,800	735,080
	Sonic Automotive, Inc.	1,228,493	25,982,627
* #	Source Interlink Companies, Inc.	1,419,806	15,688,856
*	Southern Energy Homes, Inc.	178,100	1,487,135
*	Spanish Broadcasting System, Inc.	476,287	2,071,848
*	SPAR Group, Inc.	4,600	4,370
*	Sport Chalet, Inc. Class A	80,100	651,613
*	Sport Chalet, Inc. Class B	11,475	93,292
*	Sport Supply Group, Inc.	103,800	804,450
	Sport-Haley, Inc.	62,300	279,415
	Stage Stores, Inc.	804,738	21,212,894
	Standard Motor Products, Inc.	673,350	7,460,718
	Star Buffet, Inc.	7,100	56,445
*	Steinway Musical Instruments, Inc.	257,800	6,604,836
	Stewart Enterprises, Inc.	3,455,054	19,970,212
*	Stoneridge, Inc.	657,700	5,570,719
*	Strattec Security Corp.	2,633	105,452
	Stride Rite Corp.	1,127,600	15,504,500
	Sturm Ruger & Co., Inc.	310,500	2,328,750
*	Sunterra Corp.	445,309	5,499,566
#	Superior Industries International, Inc.	957,900	16,198,089
	Superior Uniform Group, Inc.	137,400	1,618,572
*	Syms Corp.	340,300	6,703,910
* #	Syntax-Brillian Corp.	177,642	699,909
*	Systemax, Inc.	648,800	7,428,760
*	Tag-It Pacific, Inc.	53,200	60,648
	Tandy Brand Accessories, Inc.	98,832	1,052,561
* #	Tarrant Apparel Group	282,800	421,372
	Technical Olympic USA, Inc.	24,800	301,568
*	The Hallwood Group, Inc.	100	10,300
	The Marcus Corp.	685,100	14,092,507
	The Pep Boys - Manny, Moe & Jack	1,959,000	25,153,560
*	The Rowe Companies	9,300	7,440
*	The Sands Regent	15,292	224,487
*	The Sports Club Co., Inc.	114,000	171,000
*	The Steak n Shake Co.	117,000	1,880,190
	Traffix, Inc.	294,284	1,556,762
*	Trans World Entertainment Corp.	1,051,874	6,279,688
*	Triple Crown Media, Inc.	153,103	1,132,962
*	Trump Entertainment Resorts, Inc.	29,661	535,974
*	Tweeter Home Entertainment Group, Inc.	724,272	3,241,117

5

*	Unapix Entertainment, Inc.	1,700	9
*	Unifi, Inc.	1,660,466	4,317,212
	Unifirst Corp.	257,100	7,980,384
	United Auto Group, Inc.	2,830,900	57,806,978
*	Virco Manufacturing Corp.	58,286	272,778
	Visteon Corp.	3,171,565	27,180,312
*	Warnaco Group, Inc.	1,394,074	28,062,710
* #	WCI Communities, Inc.	1,230,000	18,991,200
	Wellco Enterprises, Inc.	7,300	85,410
* #	Wells-Gardner Electronics Corp.	87,313	248,842
* #	West Marine, Inc.	473,407	6,471,474
*	Western Metals Corp.	100,400	38,152
*	Wilsons The Leather Experts, Inc.	669,551	2,048,826
*	Zale Corp.	97,973	2,620,778
*	Zapata Corp.	276,528	1,872,095
Total Consumer Discretionary			1,681,787,625

Consumer Staples — (3.5%)
	Alliance One International, Inc.	2,923,207	11,780,524
#	American Italian Pasta Co.	588,900	4,787,757
	Cal-Maine Foods, Inc.	527,910	3,753,440
*	Carrington Laboratories, Inc.	113,500	474,430
	Casey’s General Stores, Inc.	433,504	10,248,035
* #	Central Garden & Pet Co.	214,266	9,391,279
#	Chiquita Brands International, Inc.	1,362,073	23,032,654
	Farmer Brothers Co.	7,300	154,468
	Golden Enterprises, Inc.	17,000	54,400
#	Great Atlantic & Pacific Tea Co., Inc.	1,275,400	29,244,922
*	Griffin Land & Nurseries, Inc. Class A	26,445	814,770
*	Hain Celestial Group, Inc.	1,363,050	32,099,827
*	Hines Horticulture, Inc.	6,400	12,544
	Imperial Sugar Co. (New)	143,252	4,406,432
	Ingles Market, Inc. Class A	370,842	9,493,555
*	Katy Industries, Inc.	131,100	288,420
	Longs Drug Stores Corp.	907,300	41,218,639
	Marsh Supermarkets, Inc. Class A	36,400	402,584
	Marsh Supermarkets, Inc. Class B	58,500	646,425
*	Monterey Pasta Co.	461,535	1,763,064
#	Nash Finch Co.	368,743	8,425,778
*	Natrol, Inc.	122,500	198,450
*	Natural Alternatives International, Inc.	108,298	1,019,084
	Oil-Dri Corp. of America	46,600	831,810
*	Omega Protein Corp.	693,800	4,572,142
*	Performance Food Group Co.	1,179,735	29,033,278
	Premium Standard Farms, Inc.	91,800	1,553,256
*	PriceSmart, Inc.	640,015	8,268,994
*	Pyramid Breweries, Inc.	157,739	373,841
* #	Redhook Ale Brewery, Inc.	161,057	626,512
	Ruddick Corp.	62,100	1,601,559
*	San Filippo (John B.) & Son, Inc.	247,810	3,035,672
#	Sanderson Farms, Inc.	360,913	11,282,140
* #	Scheid Vineyards, Inc.	6,720	243,600
*	Schiff Nutrition International, Inc.	91,172	657,350
	Scope Industries	8,100	578,340
	Seaboard Corp.	16,756	23,458,400

6

*	Seneca Foods Corp. Class B	10,400	249,184
*	Smart & Final Food, Inc.	430,355	7,130,982
	Stephan Co.	50,700	157,677
	Tasty Baking Co.	237,500	1,873,875
	The Topps Co., Inc.	618,789	5,402,028
#	Universal Corp.	797,011	30,788,535
	Weis Markets, Inc.	52,000	2,054,520
* #	Winn-Dixie Stores, Inc.	1,435,600	111,977
Total Consumer Staples			327,597,153

Energy — (5.1%)
*	BPZ Energy, Inc.	4,188	20,102
*	Bristow Group, Inc.	808,100	30,150,211
*	Callon Petroleum Co.	647,700	10,019,919
* #	Delta Petroleum Corp.	165,940	3,468,146
*	Edge Petroleum Corp.	63,640	1,200,887
*	Giant Industries, Inc.	297,200	24,281,240
*	Gulfmark Offshore, Inc.	426,461	12,943,091
* #	Hanover Compressor Co.	3,491,924	65,718,010
*	Harvest Natural Resources, Inc.	860,697	11,008,315
* #	Houston Exploration Co.	325,042	20,851,444
* #	Infinity, Inc.	5,254	22,172
	Maritrans, Inc.	182,626	4,519,993
*	Meridian Resource Corp.	2,390,747	8,032,910
*	Parker Drilling Co.	1,853,899	13,162,683
*	Petrohawk Energy Corp.	1,442,592	16,084,901
*	PHI, Inc. Non-Voting	19,312	603,500
* #	SEACOR Holdings, Inc.	743,933	64,744,489
*	Stone Energy Corp.	1,011,411	44,674,024
*	Swift Energy Corp.	577,905	25,289,123
*	T-3 Energy Services, Inc.	880	17,811
*	Torch Offshore, Inc.	4	0
*	TransMontaigne, Inc.	1,397,224	15,844,520
*	Trico Marine Services, Inc.	15,185	544,686
*	U.S. Energy Corp. Wyoming	25,300	96,393
*	Universal Compression Holdings, Inc.	1,121,884	61,064,146
	USEC, Inc.	3,116,702	31,509,857
*	Veritas DGC, Inc.	64	3,812
*	Whiting Petroleum Corp.	110,235	4,960,575
Total Energy			470,836,960

Financials — (16.3%)
	1st Source Corp.	545,311	16,332,064
	21st Century Insurance Group	388,729	5,842,597
* #	Accredited Home Lenders Holding Co.	117,370	3,747,624
*	ACE Cash Express, Inc.	304,935	9,029,125
	Advanta Corp. Class A	275,609	8,474,977
	Advanta Corp. Class B Non-Voting	448,019	15,169,923
*	Aether Holdings, Inc.	1,437,532	8,567,691
	Affirmative Insurance Holdings, Inc.	38,700	571,599
	Alfa Corp.	273,588	4,623,637
#	Alliance Financial Corp.	2,400	76,800
	Ameriana Bancorp	27,895	377,698
* #	American Business Financial Services, Inc.	5,324	106
	American Equity Investment Life Holding Co.	1,068,451	12,361,978

7

*	American Independence Corp.	4,359	47,949
*	American Physicians Capital, Inc.	296,708	14,636,606
	American Physicians Services Group, Inc.	35,800	608,600
	American West Bancorporation	2,616	57,866
*	AmeriServe Financial, Inc.	444,829	2,112,938
*	Argonaut Group, Inc.	1,125,690	34,614,967
	ASB Financial Corp.	10,400	214,240
*	Atlantic American Corp.	43,938	118,193
	Baldwin & Lyons, Inc. Class B	313,025	7,665,982
*	Bancinsurance Corp.	76,470	466,467
	Bancorp Rhode Island, Inc.	2,165	89,912
	BankAtlantic Bancorp, Inc. Class A	39,400	554,358
#	BankUnited Financial Corp. Class A	1,001,234	25,801,800
	Banner Corp.	299,510	12,405,704
	Bar Harbor Bankshares	1,100	31,889
	Berkshire Bancorp, Inc.	796	12,418
	Berkshire Hills Bancorp, Inc.	236,821	8,838,160
	Beverly Hills Bancorp, Inc.	515,284	4,230,482
*	BFC Financial Corp.	38,429	215,587
*	BNCCORP, Inc.	26,000	309,400
	Boston Private Financial Holdings, Inc.	216,468	5,403,041
#	Brookline Bancorp, Inc.	1,736,574	23,183,263
*	Brunswick Bancorp	1,000	12,990
	Cadence Financial Corp.	7,388	152,193
	California First National Bancorp	95,900	1,404,935
	Camco Financial Corp.	28,516	376,696
	Capital Bank Corp.	1,316	21,859
*	Capital Crossing Bank	51,700	1,386,077
	Capital Southwest Corp.	23,582	2,577,748
	Carrollton Bancorp	800	14,060
#	Center Bancorp, Inc.	48,073	761,957
	Central Bancorp, Inc.	2,301	70,250
	Central Pacific Financial Corp.	298,500	10,802,715
*	Centrue Financial Corp.	332	7,633
	CFS Bancorp, Inc.	371,985	5,579,775
	Chemical Financial Corp.	546,515	16,133,123
	Citizens First Bancorp, Inc.	210,699	4,983,031
	Citizens South Banking Corp.	5,154	71,280
* #	Citizens, Inc.	528,821	2,813,328
	Clark, Inc.	634,328	8,189,174
*	CNA Surety Corp.	743,595	14,797,540
	Commercial National Financial Corp.	400	7,996
#	Community Bank System, Inc.	923,800	20,203,506
	Community Banks, Inc.	35,475	926,607
	Community Bankshares, Inc.	700	11,830
	Community Capital Corp.	1,462	31,433
	Community Central Bank Corp.	55	588
	Community West Bancshares	3,877	60,578
* #	CompuCredit Corp.	297,303	8,666,382
*	Consumer Portfolio Services, Inc.	26,691	158,278
	Cooperative Bankshares, Inc.	33,709	633,729
*	Cowlitz Bancorporation	700	11,795
*	Dearborn Bancorp, Inc.	17,782	424,012
	Delphi Financial Group, Inc. Class A	1,402,594	54,532,855
	Delta Financial Corp.	30,800	276,892

8

	Dime Community Bancshares	29,491	421,426
	Direct General Corp.	432,400	5,759,568
	Donegal Group, Inc. Class A	512,751	9,532,041
	Donegal Group, Inc. Class B	62,085	1,038,372
	EMC Insurance Group, Inc.	423,379	12,409,238
*	Epoch Holding Corp.	107,000	517,880
	ESB Financial Corp.	6,300	71,820
	Exchange National Bancshares, Inc.	3,300	100,650
	FBL Financial Group, Inc. Class A	828,727	27,480,587
#	Federal Agriculture Mortgage Corporation Class C	142,400	3,994,320
	Fidelity Southern Corp.	25,878	469,686
	Financial Institutions, Inc.	123,242	3,078,585
*	Firebrand Financial Group, Inc.	83,900	4,195
	First Bancorp of Indiana, Inc.	1,200	22,740
	First Bancshares, Inc.	2,082	33,874
*	First Bank of Delaware	70,403	209,449
	First Commonwealth Financial Corp.	17,900	230,194
	First Community Bancshares, Inc.	7,494	255,171
	First Defiance Financial Corp.	150,509	4,107,391
	First Federal Bancshares of Arkansas, Inc.	114,494	2,633,934
	First Federal Bankshares, Inc.	5,651	122,231
	First Federal of Northern Michigan Bancorp, Inc.	5,700	55,290
	First Financial Corp.	191,321	6,321,246
	First Franklin Corp.	1,910	30,741
*	First Investors Financial Services Group, Inc.	119,100	940,890
	First Keystone Financial, Inc.	38,700	721,755
	First M&F Corp.	10,938	198,634
*	First Mariner Bancorp, Inc.	27,677	525,863
	First Merchants Corp.	518,916	12,645,983
	First Niagara Financial Group, Inc.	281,989	4,218,555
	First PacTrust Bancorp, Inc.	601	16,990
	First Place Financial Corp.	474,473	11,164,350
	First United Corp.	9,352	201,816
	First West Virginia Bancorp, Inc.	101	1,972
	Firstbank Corp.	37,699	901,006
*	FirstCity Financial Corp.	120,893	1,262,123
* #	FirstFed Financial Corp.	452,300	23,003,978
	Flag Financial Corp.	9,273	231,454
#	Flagstar Bancorp, Inc.	1,206,300	17,539,602
	FNB Corp. VA	12,185	431,105
	FNB Financial Services Corp.	24,859	356,229
	FNB United Corp.	9,332	168,443
*	FPIC Insurance Group, Inc.	349,473	14,412,267
*	Franklin Bank Corp.	558,546	11,103,894
	GB&T Bancshares, Inc.	282,907	5,958,021
	German American Bancorp, Inc.	14,748	200,573
	Great American Financial Resources, Inc.	280,900	5,882,046
*	Great Lakes Bancorp, Inc.	216,001	3,432,256
	Greene County Bancshares, Inc.	2,364	80,447
	Guaranty Federal Bancshares, Inc.	15,000	428,250
	Habersham Bancorp	2,000	49,000
	Harleysville Group, Inc.	963,685	34,683,023
#	Harleysville Savings Financial Corp.	5,236	88,436
	Harrington West Financial Group, Inc.	3,604	58,673
*	Hercules Technology Growth Capital, Inc.	1,900	22,420

9

	HF Financial Corp.	71,206	1,172,763
	HMN Financial, Inc.	85,429	3,069,464
	Home Federal Bancorp	900	23,877
	HopFed Bancorp, Inc.	1,300	21,255
	Horace Mann Educators Corp.	1,718,508	31,551,807
	Independence Holding Co.	119,801	2,406,802
	Infinity Property & Casualty Corp.	727,612	27,612,875
	Integra Bank Corp.	16,506	426,185
	Investors Title Co.	23,602	1,026,687
	Irwin Financial Corp.	896,842	17,075,872
	ITLA Capital Corp.	151,188	7,929,811
	Jefferson Bancshares, Inc.	4,910	65,941
*	KMG America Corp.	309,400	2,360,722
	KNBT Bancorp, Inc.	665,469	10,780,598
*	Knight Capital Group, Inc.	1,794,839	31,337,889
* #	LaBranche & Co., Inc.	1,331,740	11,053,442
	Lakeland Bancorp, Inc.	10,948	162,030
#	LandAmerica Financial Group, Inc.	632,212	39,981,087
	Leesport Financial Corp.	3,798	83,556
	Lincoln Bancorp	3,200	57,600
	LNB Bancorp, Inc.	1,700	29,665
	LSB Bancshares, Inc.	13,043	221,079
	LSB Corp.	4,512	78,283
	LSB Financial Corp.	2,200	59,125
	MAF Bancorp, Inc.	932,122	38,468,675
	MainSource Financial Group, Inc.	36,541	619,370
	MASSBANK Corp.	76,734	2,537,593
	MCG Capital Corp.	1,367,002	21,926,712
*	Meadowbrook Insurance Group, Inc.	851,564	8,805,172
	Medallion Financial Corp.	558,199	6,525,346
	Mercer Insurance Group, Inc.	133,671	3,260,236
	Merchants Group, Inc.	29,605	884,597
	Meta Financial Group, Inc.	32,800	764,240
	MFB Corp.	18,900	592,893
	MicroFinancial, Inc.	153,100	517,478
	Midland Co.	80,769	3,343,837
	MidWestOne Financial Group, Inc.	5,851	112,807
	MutualFirst Financial, Inc.	3,450	71,415
	National Security Group, Inc.	400	6,620
	National Western Life Insurance Co. Class A	23,900	5,504,170
*	Navigators Group, Inc.	403,916	18,612,449
	NetBank, Inc.	297,582	1,827,153
	New Hampshire Thrift Bancshares, Inc.	3,025	50,366
	NewAlliance Bancshares, Inc.	29,900	435,942
*	Newtek Business Services, Inc.	134,657	230,263
	North Central Bancshares, Inc.	39,300	1,567,087
	Northeast Bancorp	21,300	438,780
	Northrim BanCorp, Inc.	7,576	207,214
	Northway Financial, Inc.	1,300	44,200
	NYMAGIC, Inc.	156,216	4,622,431
* #	Ocwen Financial Corp.	1,324,330	19,533,867
	Ohio Casualty Corp.	1,901,751	49,350,438
	Omega Financial Corp.	296,725	9,118,359
*	Pacific Premier Bancorp, Inc.	55,740	666,093
	Pamrapo Bancorp, Inc.	300	5,964

10

	Parkvale Financial Corp.	41,941	1,295,138
	Partners Trust Financial Group, Inc.	1,326,206	14,535,218
	PAULA Financial	89,200	229,244
*	Penn Treaty American Corp.	538,300	4,214,889
	Peoples Bancorp, Inc. IN	7,925	152,160
	Peoples Bancorp, Inc. OH	180,635	5,462,402
	Peoples Community Bancorp	3,809	72,371
*	Pico Holdings, Inc.	370,877	12,569,022
	Pinnacle Bancshares, Inc.	12,700	179,578
*	Piper Jaffray Companies, Inc.	565,361	33,118,847
*	PMA Capital Corp. Class A	1,052,417	9,840,099
	Pocahontas Bancorp, Inc.	76,875	1,230,000
*	Premier Financial Bancorp, Inc.	8,804	126,778
	Presidential Life Corp.	966,437	22,778,920
*	ProAssurance Corp.	38,800	1,951,640
	ProCentury Corp.	100,131	1,473,928
	Provident Financial Holdings, Inc.	187,603	5,746,280
	Provident Financial Services, Inc.	1,878,660	35,037,009
	Provident New York Bancorp	442,210	6,168,829
*	PSB Bancorp, Inc.	43,600	694,548
	Rainier Pacific Financial Group, Inc.	68,946	1,267,917
	Renasant Corp.	141,252	4,312,424
*	Republic First Bancorp, Inc.	51,319	678,437
	Resource America, Inc.	220,195	4,536,017
	Riverview Bancorp, Inc.	227,806	2,984,259
	RLI Corp.	294,279	14,390,243
	Rome Bancorp, Inc.	62,821	809,134
*	RTW, Inc.	163,150	1,706,549
	Rurban Financial Corp.	900	9,945
*	SCPIE Holdings, Inc.	201,312	4,793,239
*	Seabright Insurance Holdings	151,800	1,921,788
	Selective Insurance Group, Inc.	950,202	49,429,508
	Shore Financial Corp.	1,040	17,583
	Simmons First National Corp. Class A	310,424	8,946,420
#	South Street Financial Corp.	2,400	21,540
*	Southcoast Financial Corp.	7,248	147,859
	Southern Community Financial Corp.	85,102	828,893
*	Standard Management Corp.	131,500	53,915
	State Auto Financial Corp.	32,090	1,005,701
	Stewart Information Services Corp.	607,500	20,721,825
*	Sun American Bancorp	900	4,905
*	Sun Bancorp, Inc.	286,829	5,142,844
	Susquehanna Bancshares, Inc.	1,318,994	32,275,783
	Sussex Bancorp	10,609	152,451
	SWS Group, Inc.	263,400	6,479,640
	Synergy Financial Group, Inc.	55,641	890,812
	TF Financial Corp.	41,150	1,250,960
	The Phoenix Companies, Inc.	3,130,300	46,203,228
	The Ziegler Companies, Inc.	8,100	190,350
	TierOne Corp.	56,539	1,928,545
	Timberland Bancorp, Inc.	122,124	4,766,500
	Tower Financial Corp.	3,182	56,640
* #	Trenwick Group, Ltd.	199,776	150
*	Triad Guaranty, Inc.	400,528	20,134,543
	UMB Financial Corp.	1,358,038	47,354,785

11

	Umpqua Holdings Corp.	914,571	25,031,808
*	Unico American Corp.	146,700	1,541,817
	UnionBancorp, Inc.	2,309	42,162
*	United America Indemnity, Ltd.	258,776	5,558,508
	United Community Financial Corp.	932,183	11,848,046
	United Fire & Casualty Co.	28,856	807,391
*	Universal American Financial Corp.	71,843	1,101,353
	Vail Banks, Inc.	4,100	69,413
*	Vesta Insurance Group, Inc.	857,800	11,151
	Wainwright Bank & Trust Co.	3,923	44,330
*	Washington Savings Bank, FSB	900	8,100
	Wayne Savings Bancshares, Inc.	1,101	16,377
	Wesbanco, Inc.	485,433	14,723,183
	Westbank Corp.	1,709	38,589
	Willow Grove Bancorp, Inc.	396,266	6,506,688
	WVS Financial Corp.	2,200	36,608
Total Financials			1,511,647,107

Health Care — (4.1%)
*	Accelrys, Inc.	768,183	4,225,006
*	Albany Molecular Research, Inc.	758,322	7,431,556
*	Allied Healthcare International, Inc.	700,685	1,282,254
*	Allied Healthcare Products, Inc.	133,345	666,725
	Alpharma, Inc. Class A	1,427,100	29,883,474
*	American Dental Partners, Inc.	122,800	2,021,288
	American Shared Hospital Services	46,630	275,117
*	AMICAS, Inc.	487,550	1,579,662
	Analogic Corp.	237,107	13,474,791
*	Andrx Corp.	45,935	1,095,090
*	Angeion Corp.	315	1,260
*	Applera Corp. - Celera Genomics Group	24,200	336,864
*	Aradigm Corp.	580	1,032
* #	Arena Pharmaceuticals, Inc.	79,605	976,753
*	Argonaut Technologies, Inc.	5,149	1,776
*	Arqule, Inc.	553,985	2,814,244
	Atrion Corp.	22,548	1,701,472
*	ATS Medical, Inc.	148,544	393,642
*	Avigen, Inc.	659,074	3,512,864
*	Bioanalytical Systems, Inc.	31,800	176,808
*	BioScrip, Inc.	1,158,415	4,205,046
* #	Bradley Pharmaceuticals, Inc.	340,300	5,039,843
*	Bruker BioSciences Corp.	172,250	1,216,085
*	Caliper Life Sciences, Inc.	835,419	4,360,887
	Cambrex Corp.	766,583	17,286,447
*	Cantel Medical Corp.	176,300	2,491,119
*	Capital Senior Living Corp.	782,099	7,500,329
*	Cardiac Science Corp.	7,364	55,893
*	Cardiotech International, Inc.	40,991	49,189
*	Conmed Corp.	653,924	13,398,903
*	Corautus Genetics, Inc.	642	475
*	Criticare Systems, Inc.	86,900	308,495
*	Cross Country Healthcare, Inc.	1,059,532	17,397,515
* #	CuraGen Corp.	1,250,136	3,775,411
* #	Curative Health Services, Inc.	447,518	0
*	Curis, Inc.	20	25

12

* #	CytRx Corp.	86	149
	Datascope Corp.	70,282	2,314,386
*	Del Global Technologies Corp.	68,417	102,625
*	Discovery Partners International, Inc.	704,696	2,572,140
*	Dyax Corp.	210,082	749,993
* #	Emisphere Technologies, Inc.	142,527	1,178,698
*	Encore Medical Corp.	1,490,453	9,523,995
*	Endologix, Inc.	76,280	295,966
*	Enzon Pharmaceuticals, Inc.	53,000	433,540
* #	Epicept Corp.	36,299	107,808
*	Gene Logic, Inc.	1,061,148	1,846,398
*	Genesis HealthCare Corp.	583,325	26,564,620
*	Gentiva Health Services, Inc.	372,879	6,737,924
*	Greatbatch, Inc.	182,400	4,461,504
*	GTC Biotherapeutics, Inc.	373,369	496,581
*	Hanger Orthopedic Group, Inc.	721,400	5,186,866
*	Harvard Bioscience, Inc.	520,349	2,258,315
*	HealthTronics, Inc.	585,338	3,851,524
*	HMS Holdings Corp.	70,200	1,020,006
	Hooper Holmes, Inc.	2,067,700	6,740,702
*	ImmunoGen, Inc.	282,538	1,036,914
*	Incyte Corp.	320,278	1,636,621
*	Innovative Clinical Solutions, Ltd.	4,226	15
*	Insmed, Inc.	36,825	44,558
*	IntegraMed America, Inc.	157,328	1,489,896
*	Iridex Corp.	11,297	93,539
* #	I-Trax, Inc.	300,900	953,853
	Kewaunee Scientific Corp.	33,700	286,955
*	Kindred Healthcare, Inc.	1,157,881	36,056,414
* #	La Jolla Pharmaceutical Co.	3,800	14,288
* #	Lipid Sciences, Inc.	83,402	202,667
*	Maxygen, Inc.	465,505	3,845,071
*	MedCath Corp.	375,707	10,594,937
*	Medical Staffing Network Holdings, Inc.	421,900	2,780,321
*	MEDTOX Scientific, Inc.	296,635	2,761,672
* #	MGI Pharma, Inc.	250	3,783
*	Microtek Medical Holdings, Inc.	1,091,193	3,797,352
* #	Monogram Biosciences, Inc.	773,115	1,391,607
*	Nanogen, Inc.	389,956	842,305
*	National Dentex Corp.	5,913	125,651
	National Home Health Care Corp.	52,733	531,285
	National Research Corp.	7,110	174,728
*	Neose Technologies, Inc.	19,526	54,478
*	Neurogen Corp.	134,097	754,966
*	New Brunswick Scientific Co., Inc.	98,671	764,700
* #	North American Scientific, Inc.	135,561	226,387
*	Novoste Corp.	2,900	7,250
* #	OCA, Inc.	1,586,439	47,593
* #	Occulogix, Inc.	57,000	115,140
*	Orchid Cellmark, Inc.	243,650	638,363
*	Orthologic Corp.	370,815	526,557
* #	Oscient Pharmaceutical Corp.	24,281	30,351
*	Osteotech, Inc.	244,569	919,579
*	PDI, Inc.	323,336	4,264,802
*	Pediatric Services of America, Inc.	246,000	3,247,200

13

*	Pharmacopia Drug Discovery, Inc.	145,725	614,960
*	Pharmacyclics, Inc.	9,648	42,451
* #	Pharmanet Development Group, Inc.	300	5,871
*	PRAECIS Pharmaceuticals, Inc.	306,427	646,561
*	Radiologix, Inc.	251,892	957,190
*	RehabCare Group, Inc.	96,000	1,409,280
*	Res-Care, Inc.	506,314	10,151,596
*	Rita Medical Systems, Inc.	902,348	2,869,467
*	Rural/Metro Corp.	132,500	992,425
*	Savient Pharmaceuticals, Inc.	109,884	712,048
*	Sequenom, Inc.	209,983	451,463
*	Sonic Innovations, Inc.	199,966	823,860
	Span-American Medical System, Inc.	28,994	373,733
* #	Spectrum Pharmaceuticals, Inc.	39,044	148,758
*	SRI/Surgical Express, Inc.	88,310	408,434
*	Strategic Diagnostics, Inc.	9,450	36,855
*	SunLink Health Systems, Inc.	64,300	516,972
*	Sunrise Senior Living, Inc.	1,197,700	35,344,127
*	Synovis Life Technologies, Inc.	275,435	2,208,989
*	Theragenics Corp.	1,054,600	3,279,806
*	Third Wave Technologies, Inc.	4,476	18,352
*	Threshold Pharmaceuticals, Inc.	47,100	97,497
*	Titan Pharmaceuticals, Inc.	297,898	723,892
* #	Trestle Holdings, Inc.	3,267	278
*	Tripos, Inc.	8,500	15,215
*	United American Healthcare Corp.	17,750	69,225
*	Urologix, Inc.	55,648	167,500
*	Vical, Inc.	452,418	2,560,686
*	Zoll Medical Corp.	255,808	9,697,681
Total Health Care			380,988,050

Industrials — (17.2%)
*	AAR Corp.	1,006,630	22,457,915
*	Ablest, Inc.	18,260	117,777
	Aceto Corp.	531,611	3,747,858
*	Active Power, Inc.	976,749	2,979,084
*	AirNet Systems, Inc.	308,100	979,758
	Alamo Group, Inc.	193,507	4,402,284
*	Alaska Air Group, Inc.	1,113,700	42,175,819
*	Allied Defense Group, Inc.	148,500	2,820,015
*	Allied Holdings, Inc.	2,835	2,013
	Ambassadors International, Inc.	169,531	5,672,507
	Ameron International Corp.	287,838	20,188,957
*	Amistar Corp.	41,700	70,890
	Ampco-Pittsburgh Corp.	210,250	6,063,610
	Amrep Corp.	92,504	4,002,648
	Angelica Corp.	226,800	3,996,216
	Applied Industrial Technologies, Inc.	1,570,050	35,498,831
	Arkansas Best Corp.	42,792	1,889,267
* #	Armstrong Holdings, Inc.	8,150	1,793
* #	ATA Holdings Corp.	184,300	0
*	Avalon Holding Corp. Class A	61,312	306,560
*	Axsys Technologies, Inc.	71,786	1,190,212
*	AZZ, Inc.	139,611	4,293,038
*	Baldwin Technology Co., Inc. Class A	216,500	1,101,985

14

	Bowne & Co., Inc.	1,174,613	18,112,532
*	Butler International, Inc.	80,000	156,000
#	C&D Technologies, Inc.	795,600	6,325,020
*	Cannon Express, Inc.	900	0
* #	Capstone Turbine Corp.	48,250	92,158
*	Catalytica Energy Systems, Inc.	233,600	254,624
*	CBIZ, Inc.	1,607,167	12,535,903
	CDI Corp.	53,400	1,118,730
	Central Parking Corp.	1,260,237	20,970,344
	Champion Industries, Inc.	121,401	789,107
*	Channell Commercial Corp.	16,178	50,637
	Chase Corp.	500	8,375
	Chicago Rivet & Machine Co.	10,700	245,940
	CIRCOR International, Inc.	539,023	15,464,570
*	Comforce Corp.	57,100	141,608
	Comfort Systems USA, Inc.	1,282,800	16,714,884
*	Commercial Vehicle Group, Inc.	80	1,570
*	Compudyne Corp.	124,853	722,899
	CompX International, Inc.	36,800	590,640
*	Consolidated Freightways Corp.	14,900	9
*	Consolidated Graphics, Inc.	141,894	8,822,969
* #	Continental Airlines, Inc.	1,989,539	49,917,534
*	Cornell Companies, Inc.	465,548	8,212,267
*	Corrpro Companies, Inc.	87,175	95,893
*	Covenant Transport, Inc. Class A	399,887	5,262,513
*	Cross (A.T.) Co. Class A	230,700	1,437,261
*	Crown Andersen, Inc.	20,700	5,175
	Cubic Corp.	111,900	2,252,547
* #	Distributed Energy Systems Corp.	598,364	2,800,344
*	Dollar Thrifty Automotive Group, Inc.	910,300	38,851,604
*	Ducommun, Inc.	270,279	4,683,935
	Eastern Co.	19,600	427,770
	Ecology & Environment, Inc. Class A	27,700	281,155
*	Electro Rent Corp.	449,951	7,248,711
*	EMCOR Group, Inc.	497,638	27,589,051
*	EnerSys	205,700	3,655,289
	Ennis, Inc.	394,900	8,154,685
* #	EnPro Industries, Inc.	764,544	24,037,263
	Espey Manufacturing & Electronics Corp.	7,600	135,356
*	Esterline Technologies Corp.	1,004,093	35,173,378
*	ExpressJet Holdings, Inc.	207,600	1,451,124
	Federal Signal Corp.	875,215	13,662,106
*	First Aviation Services, Inc.	8,900	32,129
*	First Consulting Group, Inc.	17,340	155,713
*	Flowserve Corp.	1,323,828	67,700,564
* #	Frontier Airlines Holdings, Inc.	1,169,414	8,115,733
*	Frozen Food Express Industries, Inc.	584,849	4,380,519
* #	FuelCell Energy, Inc.	49,329	480,464
	G & K Services, Inc. Class A	524,509	17,403,209
	GATX Corp.	1,259,900	46,754,889
*	Gehl Co.	287,709	7,509,205
* #	Global Power Equipment Group, Inc.	471,300	1,046,286
*	GP Strategies Corp.	356,165	2,582,196
	Hardinge, Inc.	207,158	3,161,231
*	Hawaiian Holdings, Inc.	488,385	1,929,121

15

#	Heico Corp.	182,455	6,044,734
	Heico Corp. Class A	4,864	131,717
*	Henry Bros. Electronics, Inc.	500	1,795
*	Herley Industries, Inc.	493,878	6,578,462
* #	Hexcel Corp.	537,150	8,067,993
* #	Hudson Technologies, Inc.	48,700	59,414
*	Huttig Building Products, Inc.	247,952	1,205,047
	IKON Office Solutions, Inc.	2,708,500	38,596,125
*	Industrial Distribution Group, Inc.	307,075	2,594,784
*	Innotrac Corp.	101,600	409,448
*	Insituform Technologies, Inc. Class A	141,556	3,248,710
* #	Integrated Alarm Services Group, Inc.	36,963	142,308
*	Integrated Electrical Services, Inc.	63,141	1,034,250
	International Aluminum Corp.	71,343	2,585,470
*	International Shipholding Corp.	83,100	1,030,440
	Interpool, Inc.	778,914	16,902,434
*	JPS Industries, Inc.	42,600	142,710
*	Kadant, Inc.	469,660	12,389,631
	Kaman Corp. Class A	689,743	12,353,297
* #	Kansas City Southern	2,049,100	53,993,785
	Kelly Services, Inc. Class A	826,608	22,574,664
*	Key Technology, Inc.	24,903	306,307
*	Ladish Co., Inc.	64,331	2,249,655
*	LGL Group, Inc.	9,767	76,671
*	Lydall, Inc.	504,000	4,299,120
*	M&F Worldwide Corp.	573,876	9,176,277
*	Mac-Gray Corp.	330,600	3,884,550
*	Magnetek, Inc.	930,900	3,034,734
*	MAIR Holdings, Inc.	614,108	3,113,528
*	Marten Transport, Ltd.	140,509	2,340,880
* #	MCSi, Inc.	1,500	0
*	Meadow Valley Corp.	1,420	14,200
* #	Medialink Worldwide, Inc.	130,450	412,222
*	Merrimac Industries, Inc.	40,270	398,673
*	Mesa Air Group, Inc.	873,997	6,904,576
*	MFRI, Inc.	69,256	705,026
* #	Midwest Air Group, Inc.	569,457	3,906,475
* #	Milacron, Inc.	1,131,768	984,638
*	Misonix, Inc.	201,982	824,087
*	Modtech Holdings, Inc.	455,114	2,448,513
*	Moore Handley, Inc.	2,000	12,500
*	MPW Industrial Services Group, Inc.	5,700	14,393
	NACCO Industries, Inc. Class A	116,000	15,489,480
*	Nashua Corp.	123,500	811,395
*	National Patent Development Corp.	231,665	354,447
*	National Technical Systems, Inc.	163,443	1,095,068
*	NCO Group, Inc.	1,093,883	28,659,748
*	North America Galvanizing & Coatings, Inc.	66,800	354,040
*	Orbital Sciences Corp.	732,100	13,243,689
*	P.A.M. Transportation Services, Inc.	21,487	535,241
*	Park-Ohio Holdings Corp.	5,100	69,615
*	Patrick Industries, Inc.	104,464	1,329,827
*	Patriot Transportation Holding, Inc.	2,300	154,399
* #	PHH Corp.	1,285,600	32,281,416
*	Powell Industries, Inc.	9,400	206,894

16

*	PPT Vision, Inc.	21,850	8,740
#	Preformed Line Products Co.	63,850	2,384,798
* #	PRG-Schultz International, Inc.	54,855	157,434
	Protection One, Inc.	28	371
	Providence & Worcester Railroad Co.	49,124	970,199
* #	Quanta Services, Inc.	3,788,426	67,168,793
*	RailAmerica, Inc.	1,286,938	12,985,204
*	RCM Technologies, Inc.	233,500	1,160,495
	Regal-Beloit Corp.	1,151,683	49,706,638
*	Republic Airways Holdings, Inc.	1,135,175	18,094,690
*	Riviera Tool Co.	8,100	3,564
	Robbins & Myers, Inc.	496,300	14,293,440
*	Rush Enterprises, Inc. Class A	595,489	10,421,058
*	Rush Enterprises, Inc. Class B	103,800	1,699,206
*	Saia, Inc.	515,632	15,855,684
	Schuff International, Inc.	84,100	883,050
*	Secom General Corp.	11,400	12,084
*	Sequa Corp. Class A	93,500	8,583,300
*	Sequa Corp. Class B	28,500	2,613,878
	Servidyne, Inc.	18,881	76,468
*	Servotronics, Inc.	1,600	10,448
* #	Shaw Group, Inc.	1,893,998	47,652,990
*	SIFCO Industries, Inc.	80,505	334,096
*	Sitel Corp.	1,105,300	3,315,900
	Skywest, Inc.	766,022	18,514,752
	Smith (A.O.) Corp.	651,950	26,149,715
*	Smithway Motor Xpress Corp. Class A	72,600	597,498
*	SPACEHAB, Inc.	117,147	104,261
	Sparton Corp.	135,659	1,195,156
*	Spherion Corp.	2,085,689	15,580,097
	Standex International Corp.	7,400	217,930
	Starrett (L.S.) Co. Class A	63,600	887,220
*	Strategic Distribution, Inc.	65,124	879,174
	Supreme Industries, Inc.	97,710	632,184
	Synagro Techonologies, Inc.	841,830	3,358,902
	Sypris Solutions, Inc.	545,111	4,758,819
	TB Wood’s Corp.	91,892	1,019,082
*	TeamStaff, Inc.	84,700	110,110
	Technology Research Corp.	52,836	230,365
	Tecumseh Products Co. Class A	455,670	6,766,700
*	Tecumseh Products Co. Class B	15,400	214,830
*	Timco Aviation Services, Inc.	270	1,031
#	Titan International, Inc.	145,100	2,556,662
	Todd Shipyards Corp.	80,750	1,538,288
*	Trailer Bridge, Inc.	109,500	770,880
*	Transtechnology Corp.	86,600	1,064,314
*	TRC Companies, Inc.	258,800	2,445,660
	Tredegar Industries, Inc.	1,344,486	22,184,019
	Trinity Industries, Inc.	1,993,325	66,497,322
	Triumph Group, Inc.	548,417	24,108,411
* #	TRM Corp.	174,700	506,630
*	Tufco Technologies, Inc.	4,600	31,280
	Twin Disc, Inc.	51,288	1,779,694
*	U.S. Xpress Enterprises, Inc. Class A	160,990	3,353,422
*	United Rentals, Inc.	1,753,601	37,982,998

17

*	URS Corp.	1,008,667	40,901,447
*	USA Truck, Inc.	228,604	3,810,829
* #	Valence Technology, Inc.	4,800	8,736
*	Valpey Fisher Corp.	10,274	36,781
	Viad Corp.	229,100	8,117,013
*	Volt Information Sciences, Inc.	383,500	16,352,440
	Waste Industries USA, Inc.	264,893	6,275,315
	Werner Enterprises, Inc.	999,039	18,512,193
*	Westaff, Inc.	201,400	779,418
* #	Western Power & Equipment Corp.	4,091	4,173
*	Willis Lease Finance Corp.	139,206	1,137,313
* #	Wolverine Tube, Inc.	487,800	2,385,342
*	Xanser Corp.	255,500	1,303,050
Total Industrials			1,597,497,262

Information Technology — (14.0%)
*	3Com Corp.	435,867	1,930,891
*	Actel Corp.	845,719	13,125,559
*	ActivIdentity Corp.	735,224	3,639,359
*	Adaptec, Inc.	2,474,174	10,193,597
*	Aehr Test Systems	68,378	683,780
*	Aeroflex, Inc.	525,055	5,471,073
*	Aetrium, Inc.	75,348	361,670
*	Agile Software Corp.	1,862,601	10,747,208
	Agilysys, Inc.	931,534	12,594,340
	Allen Organ Co. Class B	4,900	352,800
*	Alliance Semiconductor Corp.	1,156,002	3,548,926
*	Allied Motion Technologies, Inc.	44,700	209,643
	American Software, Inc. Class A	212,498	1,311,113
*	American Technical Ceramics Corp.	86,595	1,130,065
*	Amtech Systems, Inc.	1,996	13,713
*	Anadigics, Inc.	129,900	969,054
*	Analex Corp.	47,900	105,859
*	Analysts International Corp.	555,681	1,216,941
* #	Analytical Surveys, Inc.	830	506
*	Anaren, Inc.	551,548	12,442,923
*	Answerthink, Inc.	81,882	233,364
*	APA Enterprises, Inc.	155,000	224,750
*	Applied Innovation, Inc.	154,472	498,945
*	Applied Micro Circuits Corp.	9,638,568	26,313,291
*	Ariba, Inc.	610,348	5,053,681
*	Art Technology Group, Inc.	100,195	274,534
*	Aspen Technology, Inc.	338,027	3,772,381
*	Astea International, Inc.	12,900	66,048
	Astro-Med, Inc.	39,050	410,025
*	Atari, Inc.	8,567	5,911
*	Atmel Corp.	11,988	69,171
*	Authentidate Holding Corp.	52,994	111,817
*	Autobytel, Inc.	443,694	1,242,343
*	Avanex Corp.	353,837	622,753
* #	Avici Systems, Inc.	120,884	1,048,064
*	Aware, Inc.	544,134	2,796,849
*	Axcelis Technologies, Inc.	1,854,540	11,665,057
*	AXT, Inc.	643,335	2,129,439
*	BearingPoint, Inc.	269,900	2,256,364

18

	Bel Fuse, Inc. Class B	35,597	1,316,021
#	Belden CDT, Inc.	1,507,627	53,882,589
*	Bell Industries, Inc.	159,363	460,559
*	Bell Microproducts, Inc.	939,070	4,582,662
*	Benchmark Electronics, Inc.	1,150,450	28,692,223
	Black Box Corp.	646,533	24,917,382
*	Blonder Tongue Laboratories, Inc.	22,200	31,080
	Bogen Communications International, Inc.	44,100	299,880
*	Borland Software Corp.	1,015,985	5,973,992
*	Brooks Automation, Inc.	1,498,105	20,823,660
*	CalAmp Corp.	774,912	5,215,158
*	CallWave, Inc.	195,539	588,572
*	Captaris, Inc.	971,452	5,032,121
*	Carrier Access Corp.	395,190	3,564,614
*	Catalyst Semiconductor, Inc.	289,651	1,031,158
*	Catapult Communications Corp.	148,000	1,437,080
*	C-COR, Inc.	325,144	2,584,895
* #	CellStar Corp.	395,169	1,106,473
*	Centillium Communications, Inc.	101,429	199,815
*	CEVA, Inc.	202,011	1,147,422
*	Ciber, Inc.	1,974,100	13,048,801
*	Ciena Corp.	1,279,600	5,054,420
*	Ciprico, Inc.	115,200	531,072
*	Clarus Corp.	385,300	2,697,100
*	Cognitronics Corp.	12,500	26,875
* #	Coherent, Inc.	1,136,108	41,195,276
* #	Commerce One, Inc.	55,600	0
	Communications Systems, Inc.	21,950	203,916
*	Computer Horizons Corp.	868,032	3,862,742
*	Computer Task Group, Inc.	223,300	763,686
*	Conexant Systems, Inc.	377,556	777,765
*	Cosine Communications, Inc.	309,226	810,172
*	Credence Systems Corp.	2,359,263	5,968,935
*	Crossroads Systems, Inc.	16,900	24,505
*	CSP, Inc.	24,560	198,445
	CTS Corp.	1,275,200	18,745,440
*	Cyberoptics Corp.	10,400	135,928
*	Data I/O Corp.	85,100	310,615
*	Data Systems & Software, Inc.	90,000	288,000
	Dataram Corp.	27,176	125,281
* #	Delphax Technologies, Inc.	75,025	177,059
*	Digi International, Inc.	450,393	5,972,211
*	Digimarc Corp.	405,139	2,791,408
* #	Digital Angel Corp.	344,750	913,588
*	Ditech Networks, Inc.	905,577	7,978,133
*	Dot Hill Systems Corp.	1,188,053	4,229,469
*	Dynamics Research Corp.	12	126
*	EasyLink Services Corp.	128	416
*	Echelon Corp.	292,697	2,578,661
*	Edgewater Technology, Inc.	296,895	1,713,084
*	Electro Scientific Industries, Inc.	207,623	4,133,774
*	Electroglas, Inc.	478,233	1,305,576
*	EMS Technologies, Inc.	219,939	4,020,485
*	En Pointe Technologies, Inc.	38,900	102,696
*	Entegris, Inc.	562,122	6,104,645

19

*	ePlus, Inc.	254,132	2,465,080
*	eSpeed, Inc.	33,927	285,326
*	ESS Technology, Inc.	757,609	984,892
*	Evans & Sutherland Computer Corp.	181,900	756,704
*	Exar Corp.	1,454,122	20,328,626
*	Forgent Networks, Inc.	356,664	139,099
	Frequency Electronics, Inc.	127,635	1,531,620
*	FSI International, Inc.	890,362	5,164,100
*	Gateway, Inc.	1,088,500	2,177,000
* #	Genesis Microchip, Inc.	499,852	6,458,088
*	Gerber Scientific, Inc.	493,211	7,605,314
*	Giga-Tronics, Inc.	28,400	42,316
*	Glenayre Technologies, Inc.	1,123,350	2,943,177
*	Globecomm Systems, Inc.	164,350	1,129,085
*	Globix Corp.	595,500	2,870,310
*	Glowpoint, Inc.	3,150	1,355
*	Greenfield Online, Inc.	312,200	2,878,484
*	GSE Systems, Inc.	82,593	317,983
*	GTSI Corp.	305,730	2,503,929
*	Halifax Corp.	23,600	56,640
*	HEI, Inc.	800	2,144
*	hi/fn, Inc.	407,870	2,133,160
* #	Hutchinson Technology, Inc.	449,868	9,285,276
*	Hypercom Corp.	1,155,100	10,788,634
* #	Ibis Technology Corp.	61,840	174,389
*	iGATE Capital Corp.	539,629	2,557,841
*	I-many, Inc.	391,100	770,467
	Imation Corp.	857,200	33,970,836
*	InFocus Corp.	1,324,988	3,577,468
*	Inforte Corp.	373,403	1,534,686
*	InfoSpace, Inc.	882,837	19,625,467
*	Innovex, Inc.	433,339	1,152,682
*	Insight Enterprises, Inc.	1,140,398	20,538,568
*	InsWeb Corp.	22,766	49,630
*	Integrated Device Technology, Inc.	43	741
*	Integrated Silicon Solution, Inc.	1,100,179	5,731,933
*	Intelligent Systems Corp.	51,575	103,666
*	Intelligroup, Inc.	70,900	105,641
*	Internet Capital Group, Inc.	910,435	8,193,915
* #	Internet Commerce Corp.	49,200	171,216
*	Interphase Corp.	52,747	473,668
*	Intervideo, Inc.	154,116	1,954,191
*	Interwoven, Inc.	1,440,360	15,800,749
*	Intest Corp.	8,243	47,974
*	IntriCon Corp.	75,800	374,452
*	Intrusion, Inc.	23,200	9,744
*	Iomega Corp.	1,677,700	4,731,114
* #	IPIX Corp.	7,400	444
*	Jaco Electronics, Inc.	110,368	366,422
*	JDA Software Group, Inc.	1,008,978	16,738,945
* #	Keane, Inc.	759,600	11,758,608
*	Kemet Corp.	2,990,584	24,612,506
*	Key Tronic Corp.	171,199	878,251
*	Keynote Systems, Inc.	332,850	3,538,196
* #	L-1 Identity Solutions, Inc.	98,360	1,484,255

20

*	Lantronix, Inc.	136,416	214,173
*	Lattice Semiconductor Corp.	3,311,845	24,242,705
*	LeCroy Corp.	373,214	4,795,800
*	Level 8 Systems, Inc.	4,666	75
*	Lightbridge, Inc.	549,129	6,534,635
*	LightPath Technologies, Inc.	30,800	112,112
*	Logic Devices, Inc.	91,300	190,817
*	LogicVision, Inc.	154,600	202,526
*	LookSmart, Ltd.	155,708	375,256
*	Management Network Group, Inc.	287,450	471,418
*	Mapinfo Corp.	37,382	463,537
	Maximus, Inc.	14,400	383,328
*	McDATA Corp. Class A	2,337,049	10,025,940
*	McDATA Corp. Class B	279,600	1,168,728
* #	MDI, Inc.	184,500	108,855
*	MedQuist, Inc.	463,973	4,639,730
* #	Merix Corp.	681,678	8,268,754
*	MetaSolv, Inc.	577,837	1,814,408
	Methode Electronics, Inc.	273,919	2,174,917
*	Micro Linear Corp.	186,500	606,125
*	Microtune, Inc.	99,284	597,690
*	MKS Instruments, Inc.	1,595,283	33,325,462
*	Moldflow Corp.	9,630	116,619
*	MPS Group, Inc.	3,608,200	50,731,292
*	MRV Communications, Inc.	693,300	1,726,317
*	MSC.Software Corp.	873,662	14,546,472
* #	MTI Technology Corp.	300	300
*	MTM Technologies, Inc.	6,100	16,775
*	Nanometrics, Inc.	423,264	4,482,366
*	Napster, Inc.	20,400	68,340
*	NeoMagic Corp.	27,041	72,470
*	NetManage, Inc.	82,416	416,201
*	NetRatings, Inc.	365,456	5,478,185
*	NetScout Systems, Inc.	314,080	2,220,546
*	Network Engines, Inc.	18,200	32,214
*	Network Equipment Technologies, Inc.	767,484	2,801,317
*	Newport Corp.	1,401,969	24,716,713
*	NMS Communications Corp.	190,600	552,740
*	Nu Horizons Electronics Corp.	569,917	7,978,838
*	Nuance Communications, Inc.	351,670	2,760,610
*	NumereX Corp. Class A	82	750
* #	NYFIX, Inc.	481,227	2,622,687
	O.I. Corp.	51,800	613,312
* #	Omtool, Ltd.	52,514	217,933
*	Oplink Communications, Inc.	18,485	362,861
*	OPNET Technologies, Inc.	28,918	394,442
*	OPTi, Inc.	166,200	714,660
*	Optical Cable Corp.	109,302	580,394
*	Optical Communication Products, Inc.	325,548	651,096
*	OSI Systems, Inc.	577,323	11,367,490
*	Overland Storage, Inc.	366,705	2,607,273
*	Paxar Corp.	1,214,350	23,643,395
*	PC Connection, Inc.	653,883	5,302,991
*	PC-Tel, Inc.	649,160	6,835,655
	Pegasystems, Inc.	572,020	4,564,720

21

* #	Pemstar, Inc.	816,622	3,119,496
*	Perceptron, Inc.	272,866	2,180,199
*	Performance Technologies, Inc.	223,971	1,567,797
*	Pericom Semiconductor Corp.	890,588	8,282,468
*	Pervasive Software, Inc.	320,424	1,214,407
*	Phoenix Technologies, Ltd.	366,923	1,834,615
* #	Photronics, Inc.	994,376	14,428,396
*	Planar Systems, Inc.	498,455	4,899,813
*	PLATO Learning, Inc.	502,434	2,818,655
*	Plexus Corp.	52,655	1,043,622
* #	Powerwave Technologies, Inc.	983,861	7,457,666
	Printronix, Inc.	116,631	1,512,704
*	Qualstar Corp.	1,336	3,941
*	Quantum Corp.	1,187,800	2,625,038
*	QuickLogic Corp.	410,017	1,139,847
*	Quovadx, Inc.	688,945	1,929,046
*	RadiSys Corp.	114,184	2,702,735
* #	RealNetworks, Inc.	507,143	5,593,787
*	REMEC, Inc.	494,523	543,975
*	Reptron Electronics, Inc.	2,856	1,999
	Richardson Electronics, Ltd.	191,181	1,575,331
*	Rudolph Technologies, Inc.	631,234	11,299,089
*	S1 Corp.	1,664,472	8,472,162
*	Safeguard Scientifics, Inc.	1,086,000	2,139,420
*	SafeNet, Inc.	928,206	17,450,273
* #	SatCon Technology Corp.	94,800	115,656
*	SCM Microsystems, Inc.	348,670	1,058,213
*	Seachange International, Inc.	952,372	8,047,543
*	Selectica, Inc.	916,002	2,170,925
*	Sigmatel, Inc.	351,550	1,715,564
*	Sigmatron International, Inc.	16,600	140,104
*	Silicon Graphics, Inc.	965,757	28,490
*	Silicon Storage Technology, Inc.	1,821,630	7,650,846
*	SimpleTech, Inc.	602,685	4,236,876
*	Sipex Corp.	494,753	1,706,898
*	Skyworks Solutions, Inc.	3,392,826	15,708,784
*	Somera Communications, Inc.	8,760	40,208
*	Sonic Foundry, Inc.	22,400	50,848
*	SonicWALL, Inc.	1,759,454	18,051,998
*	Spectrum Control, Inc.	178,218	1,835,645
*	Standard Microsystems Corp.	335,777	9,425,260
*	SteelCloud, Inc.	5,800	3,596
	Stellent, Inc.	810,648	8,682,040
*	Stratos International, Inc.	406,507	2,536,604
*	SumTotal Systems, Inc.	10,797	70,073
*	Sunrise Telecom, Inc.	188,500	386,425
*	Suntron Corp.	91,075	113,844
*	SupportSoft, Inc.	487,950	1,942,041
*	Sycamore Networks, Inc.	3,239,686	11,889,648
*	Sykes Enterprises, Inc.	74,523	1,498,658
*	Symmetricom, Inc.	560,351	4,180,218
*	SYNNEX Corp.	302,200	6,717,906
*	Taitron Components, Inc.	6,400	12,224
*	Technical Communications Corp.	6,200	19,220
	Technitrol, Inc.	458,622	12,983,589

22

*	Technology Solutions Co.	47,342	415,189
*	TechTeam Global, Inc.	246,000	1,906,500
* #	TeleCommunication Systems, Inc.	99,400	224,644
*	Telular Corp.	79,325	158,650
*	Terayon Communication Systems, Inc.	118,300	117,117
*	Tessco Technologies, Inc.	5,461	127,787
*	TIBCO Software, Inc.	359,387	2,824,782
*	Tier Technologies, Inc. Class B	602,698	3,766,863
*	TII Network Technologies, Inc.	96,800	229,416
*	Tollgrade Communications, Inc.	434,178	3,972,729
* #	Track Data Corp.	21,452	90,313
*	Transcat, Inc.	59,100	342,189
	Trans-Lux Corp.	2,746	16,064
*	Triquint Semiconductor, Inc.	3,850,515	18,983,039
	TSR, Inc.	1,700	6,936
*	Tumbleweed Communications Corp.	36,600	101,382
* #	Tut Systems, Inc.	20,689	23,792
*	Ulticom, Inc.	95,712	1,027,947
*	Verilink Corp.	118,178	1,654
* #	Verso Technologies, Inc.	949	902
*	Vicon Industries, Inc.	90,200	293,150
*	Viewpoint Corp.	1,400	2,282
*	Vignette Corp.	1,050,019	14,521,763
* #	Vitech America, Inc.	470	0
* #	Vitesse Semiconductor, Inc.	10,800	9,180
* #	Vyyo, Inc.	52,514	273,598
*	WatchGuard Technologies, Inc.	1,158,796	4,809,003
*	Web.com, Inc.	498,152	2,137,072
*	Webb Interactive Services, Inc.	1,300	91
*	White Electronics Designs Corp.	635,917	3,128,712
*	Winland Electronics, Inc.	37,600	128,968
	Wireless Telecom Group, Inc.	140,600	334,628
	X-Rite, Inc.	29,971	266,442
* #	Zhone Technologies, Inc.	688,376	1,115,169
*	Zomax, Inc.	1,025,246	2,070,997
*	Zones, Inc.	170,200	1,417,766
*	Zoran Corp.	1,120,065	19,959,558
*	Zygo Corp.	209,412	2,787,274
Total Information Technology			1,298,763,413

Materials — (8.4%)
* #	AK Steel Holding Corp.	1,003,316	12,651,815
*	American Pacific Corp.	122,584	851,959
	Arch Chemicals, Inc.	343,337	9,524,168
* #	Atlantis Plastics, Inc.	46,500	311,085
	Bairnco Corp.	120,300	1,450,818
*	Brush Engineered Materials, Inc.	536,500	14,335,280
*	Buckeye Technologies, Inc.	1,305,077	10,610,276
#	Calgon Carbon Corp.	1,161,200	5,422,804
*	Caraustar Industries, Inc.	935,728	7,083,461
	Carpenter Technology Corp.	666,262	63,854,550
*	Chaparral Steel Co.	614,412	43,881,305
	Chesapeake Corp.	683,906	9,916,637
* #	Coeur d’Alene Mines Corp.	199,724	1,084,501
	Commercial Metals Co.	341,764	7,378,685

23

*	Continental Materials Corp.	6,700	180,900
*	Core Molding Technologies, Inc.	47,237	299,010
	CPAC, Inc.	81,559	464,886
*	Detrex Corp.	12,700	102,997
*	Devcon International Corp.	51,500	329,600
	Ferro Corp.	325,118	5,553,015
	Friedman Industries, Inc.	82,127	698,080
	Gibraltar Industries, Inc.	900,810	21,799,602
	Glatfelter (P.H.) Co.	1,487,100	21,339,885
*	Graphic Packaging Corp.	814,900	3,161,812
	Greif, Inc. Class A	168,720	11,953,812
	H.B. Fuller Co.	1,451,000	27,902,730
* #	Headwaters, Inc.	152,517	3,373,676
*	ICO, Inc.	250,000	1,560,000
*	Impreso, Inc.	6,400	8,320
*	Lesco, Inc.	181,846	1,376,574
*	Material Sciences Corp.	412,667	3,932,717
*	Maxxam, Inc.	103,900	2,839,587
	Minerals Technologies, Inc.	576,600	29,977,434
	Myers Industries, Inc.	1,208,299	19,852,353
*	Niagara Corp.	130,300	2,048,316
#	NL Industries, Inc.	800	8,280
	NN, Inc.	460,505	5,783,943
*	Northern Technologies International Corp.	300	2,421
*	Northwest Pipe Co.	131,749	3,986,725
	Olympic Steel, Inc.	299,800	8,289,470
*	OM Group, Inc.	861,300	34,452,000
*	OMNOVA Solutions, Inc.	86,851	488,103
	Penford Corp.	202,314	3,164,191
*	PolyOne Corp.	860,406	7,459,720
#	Pope & Talbot, Inc.	477,700	2,627,350
	Quaker Chemical Corp.	292,850	5,534,865
	Reliance Steel & Aluminum Co.	1,820,496	59,657,654
	Rock of Ages Corp.	87,600	375,804
	Rock-Tenn Co. Class A	1,168,523	22,575,864
*	Rotonics Manufacturing, Inc.	8,700	25,578
	Ryerson, Inc.	868,939	18,404,128
	Schnitzer Steel Industries, Inc. Class A	787,268	24,995,759
	Schulman (A.), Inc.	1,037,091	24,464,977
	Schweitzer-Maudoit International, Inc.	416,200	7,907,800
#	Sensient Technologies Corp.	1,277,303	25,699,336
	Spartech Corp.	1,153,900	25,997,367
	Steel Dynamics, Inc.	782,507	41,308,545
	Steel Technologies, Inc.	437,888	9,738,629
	Stepan Co.	150,100	4,424,948
*	Stillwater Mining Co.	1,406,880	13,266,878
	Summa Industries, Inc.	49,635	422,394
*	Synalloy Corp.	83,082	1,145,285
* #	Terra Industries, Inc.	3,293,400	24,173,556
#	Texas Industries, Inc.	312,557	14,671,426
	Tronox, Inc. Class A	590,100	7,553,280
*	U.S. Concrete, Inc.	500,231	3,066,416
*	Universal Stainless & Alloy Products, Inc.	80,742	1,973,334
	Vulcan International Corp.	11,100	646,575
	Wausau Paper Corp.	1,622,899	22,087,655

24

*	Webco Industries, Inc.	9,290	645,655
#	Wellman, Inc.	851,400	3,056,526
*	Williams Industries, Inc.	3,400	7,990
#	Worthington Industries, Inc.	7,100	135,681
Total Materials			777,338,758

Other — (0.0%)
* (R)	Big 4 Ranch, Inc.	73,300	0
*	Bush Industries, Inc. Escrow Shares	1,800	0
*	Celebrity, Inc. Escrow Shares	26,325	0
*	ePresence, Inc. Escrow Shares	312,600	9,378
*	Hoenig Group Escrow Shares	104,700	0
*	ioWorldMedia, Inc.	18,666	13,253
* (R)	Noel Group, Inc.	95,400	1,026
*	Petrocorp, Inc. Escrow Shares	102,600	6,156
*	StorageNetworks, Inc. Escrow Shares	362,800	9,832
Total Other			39,645

Real Estate Investment Trusts — (0.8%)
*	BNS Holding, Inc. Class A	46,155	253,853
	Longview Fibre Co.	2,203,282	45,916,397
#	Potlatch Corp.	685,898	26,276,752
*	Stratus Properties, Inc.	94,450	2,553,928
*	United Capital Corp.	83,800	2,224,890
	Wilshire Enterprises, Inc.	104,603	475,944
*	ZipRealty, Inc.	54,400	332,384
Total Real Estate Investment Trusts			78,034,148

Telecommunication Services — (1.2%)
*	@Road, Inc.	946,699	4,477,886
	Alaska Communications Systems Group, Inc.	114,200	1,574,818
*	Arbinet-thexchange. Inc.	200,500	1,020,545
*	Boston Communications Group, Inc.	356,924	763,817
* #	Broadwing Corp.	568,536	6,509,737
*	Cincinnati Bell, Inc.	122,000	616,100
	CT Communications, Inc.	600,391	13,833,009
	D&E Communications, Inc.	390,346	4,438,234
*	GoAmerica, Inc.	559	1,901
	Hector Communications Corp.	10,583	378,818
*	IDT Corp.	687,548	9,522,540
* #	IDT Corp. Class B	2,039,300	29,121,204
*	LCC International, Inc. Class A	460,913	1,580,932
*	Metro One Telecommunications, Inc.	88,879	185,757
*	Premiere Global Services, Inc.	5,200	40,560
*	Price Communications Corp.	1,507,706	27,560,866
*	SunCom Wireless Holdings, Inc.	1,950,400	2,789,072
	SureWest Communications	307,077	5,828,321
*	TALK America Holdings, Inc.	751,745	4,360,121
* #	Wireless Facilities, Inc.	46,758	102,400
*	Xeta Corp.	30,000	70,500
Total Telecommunication Services			114,777,138

Utilities — (0.4%)
	Black Hills Corp.	3	104
	Connecticut Water Services, Inc.	138,764	3,231,814

25

	Delta Natural Gas Co., Inc.	26,900	677,073
*	Dynegy, Inc.	39,500	244,900
#	Empire District Electric Co.	12,300	277,980
	Energy West, Inc.	2,700	31,401
	Florida Public Utilities Co.	3,400	44,710
	Maine & Maritimes Corp.	600	10,350
#	New Jersey Resources Corp.	41,200	2,045,992
	South Jersey Industries, Inc.	995,182	28,850,326
	Southwest Gas Corp.	1,700	57,290
	Unitil Corp.	10,684	262,506
Total Utilities			35,734,446

TOTAL COMMON STOCKS			8,275,041,705

RIGHTS/WARRANTS — (0.0%)
* #	Angeion Corp. Warrants 10/31/07	315	0
*	CSF Holding, Inc. Litigation Rights	40,500	0
* (R)	Del Global Technologies Corp. Warrants 03/28/08	19,927	598
*	Imperial Credit Industries, Inc. Warrants 01/31/08	4,082	0

TOTAL RIGHTS/WARRANTS			598

		Face Amount
		(000)
BONDS — (0.0%)
* (R)	Del Global Technologies Corp. Subordinated Promissory Note
	6.000%, 03/28/07	$40	0

TEMPORARY CASH INVESTMENTS — (10.9%)
@	Repurchase Agreement, Merrill Lynch Triparty Repo 5.28%, 09/01/06 (Collateralized by $501,863,020 FHLMC, rates ranging from 3.500% to 8.000%, maturities ranging from 11/01/07 to 09/01/36 & FNMA, rates ranging from 5.000% to 9.000%, maturities ranging from 01/01/18 to 08/01/36, valued at $328,434,263) to be repurchased at $318,911,803	318,865	318,865,036

@	Repurchase Agreement, Morgan Stanley Triparty Repo 5.28%, 09/01/06 (Collateralized by $599,165,000 FHLB Bonds, rates ranging from 2.450% to 5.750%, maturities ranging from 10/27/06 to 07/21/25, valued at $598,033,821) to be repurchased at $580,085,067	580,000	580,000,000

	Repurchase Agreement, PNC Capital Markets, Inc. 5.22%, 09/01/06 (Collateralized by $114,403,000 FHLMC 4.00%, 09/22/09, valued at $115,833,038) to be repurchased at $114,137,548	114,121	114, 121,000

TOTAL TEMPORARY CASH INVESTMENTS			1,012,986,036

TOTAL INVESTMENTS - (100.0%)
(Cost $7,918,776,597) ##			$9,288,028,339

26

THE U.S. SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

August 31, 2006

(Unaudited)

		Shares	Value †

COMMON STOCKS – (84.3%)
Consumer Discretionary — (14.3%)
* #	1-800 CONTACTS, Inc.	42,078	$631,170
*	1-800-FLOWERS.COM, Inc.	81,820	377,190
*	4Kids Entertainment, Inc.	37,300	572,555
*	99 Cents Only Stores	201,800	2,292,448
*	A.C. Moore Arts & Crafts, Inc.	59,600	1,059,688
#	Aaron Rents, Inc.	126,300	2,956,683
	Aaron Rents, Inc. Class A	8,350	179,859
*	Acme Communications, Inc.	42,000	212,940
	Acme United Corp.	6,200	85,994
*	ACR Group, Inc.	14,700	85,407
*	Advanced Marketing Services, Inc.	47,050	150,560
	Advo, Inc.	91,350	2,611,696
*	Aeropostale, Inc.	163,550	4,154,170
* #	AFC Enterprises, Inc.	89,700	1,341,912
*	Aftermarket Technology Corp.	66,350	1,338,943
*	Alderwoods Group, Inc.	113,500	2,246,165
	Aldila, Inc.	15,533	258,314
*	All American Semiconductor, Inc.	10,500	35,595
*	Alloy, Inc.	37,072	421,879
	Ambassadors Group, Inc.	61,976	1,743,385
	American Axle & Manufacturing Holdings, Inc.	154,800	2,583,612
*	American Biltrite, Inc.	3,955	40,499
	American Greetings Corp. Class A	158,300	3,881,516
* #	America’s Car-Mart, Inc.	34,600	545,988
	Ameristar Casinos, Inc.	168,572	3,511,355
*	AMS Health Sciences, Inc.	16,900	11,661
	Applebees International, Inc.	196,476	4,076,877
*	Applica, Inc.	53,700	248,094
#	Arbitron, Inc.	90,300	3,388,056
	Arctic Cat, Inc.	36,730	610,820
	Ark Restaurants Corp.	8,150	195,926
*	Arlington Hospitality, Inc.	1,000	4
	ArvinMeritor, Inc.	211,400	3,139,290
	Asbury Automotive Group, Inc.	144,200	2,954,658
*	Ashworth, Inc.	42,018	292,025
* #	Audible, Inc.	18,400	146,096
*	Audiovox Corp. Class A	56,400	835,284
* #	Avatar Holdings, Inc.	11,400	628,368
*	Aztar Corp.	99,500	5,220,765
*	Bakers Footwear Group, Inc.	17,124	184,939
*	Ballantyne of Omaha, Inc.	35,000	168,000
* #	Bally Technologies, Inc.	156,460	2,462,680
* #	Bally Total Fitness Holding Corp.	119,800	359,400

1

	Bandag, Inc.	26,500	1,008,590
	Bandag, Inc. Class A	9,300	295,461
*	Barry (R.G.) Corp.	10,400	65,000
	Bassett Furniture Industries, Inc.	31,504	544,389
	Beasley Broadcast Group, Inc.	19,933	145,511
	Bebe Stores, Inc.	254,528	5,670,884
*	Benihana, Inc.	1,000	25,730
*	Benihana, Inc. Class A	14,150	365,777
	Big 5 Sporting Goods Corp.	39,400	773,422
*	Big Dog Holdings, Inc.	8,126	90,524
* #	Big Lots, Inc.	314,700	5,774,745
*	Birks & Mayors, Inc.	1,765	12,708
*	BJ’s Restaurants, Inc.	65,892	1,214,390
	Blair Corp.	9,035	215,936
#	Blockbuster, Inc. Class A	346,200	1,381,338
*	Blockbuster, Inc. Class B	50,700	180,999
*	Blount International, Inc.	131,600	1,190,980
*	Bluegreen Corp.	82,465	944,224
	Blyth, Inc.	118,900	2,553,972
	Bob Evans Farms, Inc.	108,838	3,084,469
*	Bombay Co., Inc.	95,700	142,593
#	Bon-Ton Stores, Inc.	41,114	1,126,935
#	Books-A-Million, Inc.	50,054	798,361
	Borders Group, Inc.	166,200	3,179,406
* #	Bright Horizons Family Solutions, Inc.	12,800	510,720
*	Broadview Institute, Inc.	200	435
	Brown Shoe Company, Inc.	85,650	2,736,517
*	Buca, Inc.	54,786	295,844
	Buckle, Inc.	58,800	1,993,320
#	Building Materials Holding Corp.	80,442	2,101,145
* #	Cabela’s, Inc.	195,600	3,927,648
*	CabelTel International Corp.	674	1,955
*	Cache, Inc.	47,355	749,630
	Cadmus Communications Corp.	28,792	472,189
*	California Coastal Communities, Inc.	29,600	907,240
*	California Pizza Kitchen, Inc.	59,412	1,696,807
	Callaway Golf Co.	221,600	2,971,656
	Canterbury Park Holding Corp.	1,300	17,095
	Carmike Cinemas, Inc.	35,728	667,756
*	Carriage Services, Inc.	53,500	243,960
* #	Carter’s, Inc.	3,800	87,780
*	Casual Male Retail Group, Inc.	105,040	1,181,700
*	Catalina Lighting, Inc.	1,760	15,400
#	Catalina Marketing Corp.	138,500	3,968,025
	Cato Corp. Class A	92,350	2,145,290
*	Cavalier Homes, Inc.	53,060	188,363
*	Cavco Industries, Inc.	15,382	523,296
	CBRL Group, Inc.	89,681	3,393,529
*	CD Warehouse, Inc.	3,300	58
*	CEC Entertainment, Inc.	98,950	3,154,526
*	Champion Enterprises, Inc.	220,200	1,501,764
*	Championship Auto Racing Teams, Inc.	1,697	0
*	Champps Entertainment, Inc.	36,790	222,947
#	Charles and Colvard, Ltd.	50,878	604,939
*	Charlotte Russe Holding, Inc.	67,800	1,810,260

2

*	Charming Shoppes, Inc.	354,427	4,664,259
* #	Charter Communications, Inc.	467,685	650,082
*	Chaus (Bernard), Inc.	1,300	1,170
	Cherokee, Inc.	21,112	777,344
	Christopher & Banks Corp.	112,213	2,732,387
*	Chromcraft Revington, Inc.	6,200	65,224
	Churchill Downs, Inc.	18,298	739,605
	Citadel Broadcasting Co.	96,400	885,916
#	CKE Restaurants, Inc.	179,700	2,790,741
	Coachmen Industries, Inc.	41,100	411,411
	Coast Distribution System, Inc.	7,200	68,472
	Cobra Electronics Corp.	7,500	61,575
	Coinmach Service Corp. Class A	79,100	783,090
	Collectors Universe, Inc.	23,800	315,112
	Collegiate Pacific, Inc.	30,300	256,035
*	Comstock Homebuilding Companies, Inc.	11,250	64,575
*	Concord Camera Corp.	50,456	25,228
*	Congoleum Corp. Class A	3,500	7,630
* #	Conn’s, Inc.	68,184	1,360,271
#	Cooper Tire & Rubber Co.	170,000	1,671,100
*	Corinthian Colleges, Inc.	258,398	3,131,784
*	Cost Plus, Inc.	63,975	651,265
*	Cost-U-Less, Inc.	2,900	24,795
	Courier Corp.	27,869	1,026,712
*	Cox Radio, Inc.	76,600	1,214,876
	CPI Corp.	21,048	829,923
	Craftmade International, Inc.	15,498	271,215
* #	Crown Media Holdings, Inc.	207,386	827,470
*	CSK Auto Corp.	127,100	1,457,837
	CSS Industries, Inc.	31,500	938,385
*	Culp, Inc.	24,600	125,214
*	Cumulus Media, Inc. Class A	147,493	1,480,830
	Cutter & Buck, Inc.	31,724	353,405
*	Cybex International, Inc.	44,600	293,914
*	Cycle Country Accessories Corp.	15,900	28,620
*	Daily Journal Corp.	200	7,504
	Deb Shops, Inc.	39,482	930,986
*	Deckers Outdoor Corp.	15,700	643,857
	Decorator Industries, Inc.	2,862	24,856
*	dELiA*s, Inc.	49,457	356,090
	Delta Apparel, Inc.	14,380	277,965
*	Delta Woodside Industries, Inc.	5,050	808
* #	Design Within Reach, Inc.	42,386	259,826
* #	DeVry, Inc.	205,100	4,583,985
*	Diedrich Coffee, Inc.	3,925	13,737
*	Digital Generation Systems, Inc.	10,471	83,663
*	Dixie Group, Inc.	34,800	492,420
* #	Dominion Homes, Inc.	22,400	126,560
	Domino’s Pizza, Inc.	186,500	4,559,925
*	Dorman Products, Inc.	27,533	289,096
	Dover Downs Gaming & Entertainment, Inc.	46,215	606,803
	Dover Motorsports, Inc.	49,200	285,360
*	Drew Industries, Inc.	62,400	1,629,264
*	drugstore.com, Inc.	279,079	884,680
	DRYCLEAN USA, Inc.	300	540

3

*	DSW, Inc.	48,600	1,360,314
*	Duckwall-ALCO Stores, Inc.	4,953	179,596
*	Dura Automotive Systems, Inc.	51,300	20,520
* #	E Com Ventures, Inc.	2,175	20,227
*	Educate, Inc.	91,100	607,637
	Educational Development Corp.	1,804	11,906
*	ELXSI Corp.	1,800	5,220
*	EMAK Worldwide, Inc.	8,346	32,925
*	Emerging Vision, Inc.	24,900	3,984
*	Emerson Radio Corp.	75,522	230,342
*	Emmis Communications Corp. Class A	101,199	1,237,664
*	Enesco Group, Inc.	34,900	7,329
	Entercom Communications Corp.	92,700	2,355,507
*	Entravision Communications Corp.	180,217	1,339,012
* #	Escala Group, Inc.	81,270	542,884
	Escalade, Inc.	14,150	148,433
#	Ethan Allen Interiors, Inc.	99,100	3,344,625
* #	Everlast Worldwide, Inc.	1,500	21,750
*	Factory Card & Party Outlet Corp.	1,000	7,950
*	Fairchild Corp. Class A	54,352	144,576
*	Famous Dave’s of America, Inc.	31,836	472,446
*	Featherlite, Inc.	9,450	60,102
	Fedders Corp.	97,710	161,221
	Federal Screw Works	1,562	22,649
* #	Federal-Mogul Corp.	57,900	20,902
#	Finish Line, Inc. Class A	123,834	1,378,272
*	Finlay Enterprises, Inc.	25,400	161,290
	Flanigan’s Enterprises, Inc.	1,000	8,950
*	Fleetwood Enterprises, Inc.	177,900	1,250,637
	Flexsteel Industries, Inc.	8,953	113,703
* #	Foamex International, Inc.	10,427	37,641
*	Footstar, Inc.	26,700	144,180
*	Fossil, Inc.	201,900	3,799,758
*	Fountain Powerboat Industries, Inc.	9,675	40,635
*	Franklin Covey Co.	58,400	335,800
*	Franklin Electronic Publishers, Inc.	9,100	19,565
	Fred’s, Inc.	115,550	1,514,860
*	Friendly Ice Cream Corp.	7,200	62,928
	Frisch’s Restaurants, Inc.	7,100	171,110
*	Fuel Systems Solutions, Inc.	43,401	598,066
#	Furniture Brands International, Inc.	153,400	2,937,610
*	Gaiam, Inc.	5,400	62,208
*	GameTech International, Inc.	19,500	163,800
	Gaming Partners International Corp.	22,923	463,045
* #	Gander Mountain Co.	41,175	246,638
*	Gaylord Entertainment Co.	82,363	3,600,910
*	Gemstar-TV Guide International, Inc.	1,240,414	3,981,729
*	Genesco, Inc.	67,500	1,854,900
*	Gentek, Inc.	30,683	917,115
*	G-III Apparel Group, Ltd.	21,804	218,040
*	Golf Galaxy, Inc.	10,950	125,487
*	Gottschalks, Inc.	21,800	178,542
	Gray Television, Inc.	112,460	718,619
	Gray Television, Inc. Class A	6,600	46,860
*	Great Wolf Resorts, Inc.	10,600	128,366

4

	Group 1 Automotive, Inc.	72,000	3,261,600
*	GSI Commerce, Inc.	129,532	1,699,460
*	Guess?, Inc.	70,980	2,895,984
*	Guitar Center, Inc.	73,500	2,785,650
*	Gymboree Corp.	96,174	3,226,638
*	Hampshire Group, Ltd.	7,800	114,738
	Hancock Fabrics, Inc.	55,500	164,835
	Handleman Co.	56,323	392,571
*	Harolds Stores, Inc.	1,908	1,192
*	Harris Interactive, Inc.	185,500	1,025,815
*	Hartmarx Corp.	108,000	644,760
*	Hastings Entertainment, Inc.	23,579	148,076
	Haverty Furniture Co., Inc.	54,800	769,940
	Haverty Furniture Co., Inc. Class A	400	5,608
*	Hayes Lemmerz International, Inc.	85,910	146,047
*	Hibbett Sporting Goods, Inc.	103,555	2,540,204
*	Hollywood Media Corp.	95,546	391,739
* #	Home Solutions of America, Inc.	112,900	597,241
*	Hot Topic, Inc.	128,100	1,265,628
*	I.C. Isaacs & Co., Inc.	7,200	37,440
*	Iconix Brand Group, Inc.	117,095	1,735,348
	IHOP Corp.	54,500	2,544,605
	ILX Resorts, Inc.	7,800	72,228
*	Image Entertainment, Inc.	62,900	226,440
* #	Infosonics Corp.	39,200	253,232
*	Insignia Systems, Inc.	17,050	56,606
*	Interface, Inc. Class A	137,706	1,750,243
*	Interstate Hotels & Resorts, Inc.	92,440	960,452
*	INVESTools, Inc.	135,583	1,220,247
*	ION Media Networks, Inc.	115,000	103,500
*	Isle of Capri Casinos, Inc.	98,624	2,009,957
	J. Alexander’s Corp.	10,200	87,312
*	Jack in the Box, Inc.	102,500	4,917,950
	Jackson Hewitt Tax Service, Inc.	103,500	3,270,600
*	Jaclyn, Inc.	1,300	9,587
*	Jakks Pacific, Inc.	79,826	1,304,357
*	Jennifer Convertibles, Inc.	10,500	63,525
* #	Jo-Ann Stores, Inc.	70,075	1,037,811
*	Johnson Outdoors, Inc.	7,200	119,232
* #	Jos. A. Bank Clothiers, Inc.	52,150	1,247,949
	Journal Register Co.	119,300	870,890
*	K2, Inc.	123,763	1,441,839
#	Kellwood Co.	73,676	2,019,459
	Kenneth Cole Productions, Inc. Class A	40,550	949,275
*	Keystone Automotive Industries, Inc.	46,799	1,609,418
	Kimball International, Inc. Class B	71,986	1,269,833
* #	Kirkland’s, Inc.	50,872	213,662
*	Knology, Inc.	33,000	336,600
	Koss Corp.	6,548	132,597
* #	Krispy Kreme Doughnuts, Inc.	185,500	1,530,375
*	KSW, Inc.	2,700	10,395
	K-Swiss, Inc. Class A	78,200	2,151,282
*	LaCrosse Footwear, Inc.	9,500	125,400
*	Lakeland Industries, Inc.	7,108	96,956
*	Lakes Entertainment, Inc.	56,087	545,166

5

	Landry’s Restaurants, Inc.	66,700	1,824,245
*	Lazare Kaplan International, Inc.	9,000	86,670
#	La-Z-Boy, Inc.	150,000	2,092,500
	Lear Corp.	147,600	3,002,184
*	Lenox Group, Inc.	40,700	231,176
	Levitt Corp. Class A	51,721	639,789
	Libbey, Inc.	40,800	345,576
	Liberty Homes, Inc. Class A	200	1,195
*	LIFE TIME FITNESS, Inc.	98,300	4,416,619
	Lifetime Brands, Inc.	40,298	804,348
*	Lin TV Corp.	68,200	497,860
*	Lincoln Educational Services	6,600	119,130
	Lithia Motors, Inc. Class A	40,510	1,033,815
*	Live Nation, Inc.	206,326	4,328,719
*	LKQ Corp.	158,200	3,285,814
*	Lodgenet Entertainment Corp.	55,034	1,046,196
*	Lodgian, Inc.	70,851	886,346
	Lone Star Steakhouse & Saloon, Inc.	54,046	1,474,375
*	LOUD Technologies, Inc.	2,380	40,496
*	Luby’s, Inc.	75,400	717,054
	M/I Homes, Inc.	41,000	1,326,760
*	Mace Security International, Inc.	43,600	100,716
*	Magna Entertainment Corp.	20,200	88,072
*	Maidenform Brands, Inc.	40,100	713,379
#	Marine Products Corp.	92,195	815,004
*	MarineMax, Inc.	52,075	1,183,665
#	Martha Stewart Living Omnimedia, Inc.	76,000	1,437,920
* #	Marvel Entertainment, Inc.	45,700	979,808
	Matthews International Corp. Class A	96,366	3,430,630
*	Max & Erma’s Restaurants, Inc.	2,200	17,545
*	McCormick & Schmick’s Seafood Restaurants, Inc.	41,026	813,135
	McRae Industries, Inc. Class A	2,500	30,125
*	Meade Instruments Corp.	52,332	116,177
#	Media General, Inc. Class A	23,100	908,292
*	Mediacom Communications Corp.	248,541	1,700,020
*	Mestek, Inc.	11,900	172,550
*	Midas, Inc.	45,200	884,112
*	Mity Enterprises, Inc.	11,928	218,282
	Modine Manufacturing Co.	97,995	2,282,304
	Monaco Coach Corp.	87,350	922,416
*	Monarch Casino & Resort, Inc.	54,772	1,039,025
	Monro Muffler Brake, Inc.	30,775	991,878
*	Morgan’s Foods, Inc.	800	4,400
*	Mossimo, Inc.	16,100	121,877
*	Mothers Work, Inc.	14,754	563,750
*	Motorcar Parts of America, Inc.	2,400	29,400
	Movado Group, Inc.	62,000	1,394,380
#	Movie Gallery, Inc.	98,161	232,642
*	MTR Gaming Group, Inc.	76,151	609,208
* #	Multimedia Games, Inc.	81,435	780,147
*	Nathan’s Famous, Inc.	12,605	162,857
*	National Lampoon, Inc.	3,200	3,680
	National Presto Industries, Inc.	7,519	409,034
*	National RV Holdings, Inc.	30,000	108,000
*	Nature Vision, Inc.	500	4,812

6

#	Nautilus Group, Inc.	95,100	1,177,338
* #	Navarre Corp.	77,360	300,157
* #	Netflix, Inc.	172,482	3,451,365
*	Nevada Gold & Casinos, Inc.	37,550	196,762
*	New Frontier Media, Inc.	71,564	600,422
*	Nitches, Inc.	2,592	10,757
	Nobel Learning Communities, Inc.	9,500	97,280
	Nobility Homes, Inc.	10,012	275,330
	Noble International, Ltd.	42,240	545,741
*	NTN Communications, Inc.	134,393	172,023
	Oakley, Inc.	204,300	3,360,735
*	Odd Job Stores, Inc.	12,700	1,905
*	Oneida, Ltd.	26,000	312
*	Opinion Research Corp.	6,500	74,685
	Orleans Homebuilders, Inc.	49,000	598,780
*	O’Charleys, Inc.	66,962	1,238,127
*	Outdoor Channel Holdings, Inc.	48,100	510,341
* #	Overstock.com, Inc.	54,800	1,036,268
	Oxford Industries, Inc.	49,300	2,025,244
*	P & F Industries, Inc. Class A	2,900	28,420
* #	P.F. Chang’s China Bistro, Inc.	76,900	2,710,725
* #	Palm Harbor Homes, Inc.	66,211	959,397
*	Pantry, Inc.	65,300	3,059,958
*	Papa John’s International, Inc.	97,100	3,301,400
* #	Payless ShoeSource, Inc.	192,100	4,506,666
*	PC Mall, Inc.	35,517	245,067
*	Pegasus Communications Corp.	17,040	34,421
*	Perry Ellis International, Inc.	26,900	725,224
* #	Petco Animal Supplies, Inc.	169,400	4,768,610
*	PetMed Express, Inc.	69,465	868,312
*	Phoenix Footwear Group, Inc.	17,500	88,900
*	Phoenix Gold International, Inc.	600	51
	Pier 1 Imports, Inc.	243,100	1,553,409
*	Pinnacle Entertainment, Inc.	141,300	3,642,714
*	Playboy Enterprises, Inc. Class A	4,700	44,650
*	Playboy Enterprises, Inc. Class B	79,100	753,032
*	Point.360	12,582	24,409
*	Pomeroy IT Solutions, Inc.	30,837	240,529
#	Pre-Paid Legal Services, Inc.	43,650	1,639,494
* #	Priceline.com, Inc.	119,116	3,977,283
* #	PRIMEDIA, Inc.	686,738	1,167,455
*	Princeton Review, Inc.	62,132	321,844
* #	Progressive Gaming International Corp.	103,375	763,941
*	Proliance International, Inc.	44,749	210,320
*	ProQuest Co.	78,100	1,047,321
*	QEP Co., Inc.	2,375	15,794
* #	Quaker Fabric Corp.	42,450	65,373
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	148,096	439,845
*	Quiksilver, Inc.	173,000	2,422,000
*	Radio One, Inc. Class D	201,149	1,235,055
*	Rare Hospitality International, Inc.	97,550	2,793,832
*	RC2 Corp.	60,891	2,047,764
*	RCN Corp.	110,049	2,846,968
#	Reader’s Digest Association, Inc.	289,100	3,703,371
*	Reading International, Inc. Class A	17,549	138,637

7

*	Reading International, Inc. Class B	1,060	8,162
*	Red Lion Hotels Corp.	29,100	285,762
*	Red Robin Gourmet Burgers, Inc.	47,949	2,023,927
*	RedEnvelope, Inc.	26,648	217,181
*	Regent Communications, Inc.	116,638	487,547
*	Rent-A-Center, Inc.	151,668	4,110,203
*	Rentrak Corp.	30,700	346,910
*	Rent-Way, Inc.	76,300	772,919
* #	Restoration Hardware, Inc.	109,700	771,191
* #	Retail Ventures, Inc.	134,700	1,930,251
*	Rex Stores Corp.	25,800	351,138
*	Riviera Holdings Corp.	10,800	214,380
*	Rockford Corp.	25,700	87,380
*	Rocky Brands, Inc.	14,000	153,020
*	Rubio’s Restaurants, Inc.	27,495	229,308
#	Ruby Tuesday, Inc.	170,900	4,412,638
	Russ Berrie & Co., Inc.	59,900	822,427
*	Ryan’s Restaurant Group, Inc.	122,200	1,925,872
	S&K Famous Brands, Inc.	2,100	30,471
*	Safety Components International, Inc.	118	1,690
*	Saga Communications, Inc. Class A	46,125	367,155
	Salem Communications Corp.	54,569	665,196
* #	Salton, Inc.	42,000	112,140
	Sauer-Danfoss, Inc.	143,200	3,229,160
*	Schieb (Earl), Inc.	2,200	8,426
*	Scholastic Corp.	109,662	3,296,440
* #	Select Comfort Corp.	157,162	3,119,666
* #	Sharper Image Corp.	43,300	410,051
*	Shiloh Industries, Inc.	45,866	634,785
*	Shoe Carnival, Inc.	36,879	843,054
*	Shoe Pavilion, Inc.	6,100	34,770
* #	Shuffle Master, Inc.	101,830	2,833,929
	Sinclair Broadcast Group, Inc. Class A	136,300	1,052,236
* #	Six Flags, Inc.	262,805	1,371,842
*	Skechers U.S.A., Inc. Class A	74,200	1,679,888
	Skyline Corp.	24,300	947,943
*	Smith & Wesson Holding Corp.	113,700	1,125,630
*	Smith & Wollensky Restaurant Group, Inc.	13,000	59,800
	Sonesta International Hotels Corp. Class A	100	1,710
	Sonic Automotive, Inc.	88,200	1,865,430
#	Sotheby’s Class A	170,100	4,728,780
* #	Source Interlink Companies, Inc.	152,300	1,682,915
*	Southern Energy Homes, Inc.	13,425	112,099
*	Spanish Broadcasting System, Inc.	116,000	504,600
*	SPAR Group, Inc.	2,800	2,660
	Spartan Motors, Inc.	38,045	654,374
	Speedway Motorsports, Inc.	65,290	2,433,358
*	Sport Chalet, Inc. Class A	4,625	37,624
*	Sport Chalet, Inc. Class B	675	5,488
*	Sport Supply Group, Inc.	8,700	67,425
	Sport-Haley, Inc.	2,900	13,006
	Stage Stores, Inc.	85,301	2,248,534
*	Stamps.com, Inc.	68,523	1,304,678
	Standard Motor Products, Inc.	55,100	610,508
	Stanley Furniture, Inc.	28,244	704,405

8

	Star Buffet, Inc.	2,700	21,465
	Stein Mart, Inc.	126,416	1,503,086
*	Steinway Musical Instruments, Inc.	21,200	543,144
	Steven Madden, Ltd.	60,199	2,218,333
	Stewart Enterprises, Inc.	277,399	1,603,366
*	Stoneridge, Inc.	58,600	496,342
*	Strattec Security Corp.	5,830	233,491
	Strayer Education, Inc.	8,100	853,740
	Stride Rite Corp.	106,500	1,464,375
	Sturm Ruger & Co., Inc.	75,500	566,250
*	Sunterra Corp.	55,617	686,870
	Sun-Times Media Group, Inc. Class A	218,400	1,640,184
#	Superior Industries International, Inc.	74,500	1,259,795
	Superior Uniform Group, Inc.	6,800	80,104
*	Syms Corp.	28,800	567,360
* #	Syntax-Brillian Corp.	76,387	300,965
*	Systemax, Inc.	98,568	1,128,604
*	Tag-It Pacific, Inc.	40,500	46,170
#	Talbots, Inc.	87,200	1,919,272
	Tandy Brand Accessories, Inc.	8,200	87,330
* #	Tandy Leather Factory, Inc.	29,000	180,960
*	Tarrant Apparel Group	78,937	117,616
#	Technical Olympic USA, Inc.	157,240	1,912,038
* #	Tempur-Pedic International, Inc.	253,600	4,070,280
*	Tenneco Automotive, Inc.	135,700	3,087,175
*	Texas Roadhouse, Inc.	20,100	242,808
* #	The Children’s Place Retail Stores, Inc.	77,900	4,515,863
*	The Dress Barn, Inc.	184,804	3,261,791
*	The Hallwood Group, Inc.	456	46,968
	The Marcus Corp.	61,900	1,273,283
#	The Men’s Wearhouse, Inc.	133,400	4,729,030
	The Pep Boys - Manny, Moe & Jack	157,100	2,017,164
*	The Rowe Companies	13,200	10,560
*	The Sands Regent	2,000	29,360
*	The Sports Club Co., Inc.	19,400	29,100
*	The Steak n Shake Co.	79,418	1,276,247
* #	TiVo, Inc.	250,126	2,063,539
	Traffix, Inc.	43,075	227,867
*	Trans World Entertainment Corp.	76,000	453,720
	Triarc Companies, Inc. Class A	83,100	1,327,938
	Triarc Companies, Inc. Class B	47,500	691,600
*	Triple Crown Media, Inc.	14,455	106,967
* #	True Religion Apparel, Inc.	65,907	1,337,912
*	Trump Entertainment Resorts, Inc.	2,659	48,048
#	Tuesday Morning Corp.	108,136	1,457,673
#	Tupperware Corp.	181,900	3,276,019
*	Tween Brands, Inc.	98,100	3,341,286
*	Tweeter Home Entertainment Group, Inc.	72,700	325,332
*	Ultimate Electronics, Inc.	858	0
*	Unapix Entertainment, Inc.	6,100	31
*	Unifi, Inc.	136,434	354,728
	Unifirst Corp.	29,450	914,128
	United Auto Group, Inc.	178,600	3,647,012
*	United Retail Group, Inc.	38,866	595,427
*	Universal Electronics, Inc.	41,153	740,342

9

*	Universal Technical Institute, Inc.	77,800	1,435,410
*	Vail Resorts, Inc.	116,900	4,397,778
*	Valassis Communications, Inc.	78,000	1,538,160
	Value Line, Inc.	11,315	512,456
*	ValueVision Media, Inc. Class A	108,552	1,198,414
* #	Varsity Group, Inc.	49,836	201,836
*	VCG Holding Corp.	810	1,644
*	Vertrue, Inc.	28,500	1,208,115
*	Virco Manufacturing Corp.	13,969	65,375
	Visteon Corp.	371,200	3,181,184
*	Warnaco Group, Inc.	129,817	2,613,216
*	Waxman Industries, Inc.	600	3,825
* #	WCI Communities, Inc.	125,000	1,930,000
	Wellco Enterprises, Inc.	1,200	14,040
* #	Wells-Gardner Electronics Corp.	24,804	70,691
* #	West Marine, Inc.	61,978	847,239
*	Western Metals Corp.	7,400	2,812
*	Wet Seal, Inc. Class A	229,878	1,312,603
	Weyco Group, Inc.	600	12,774
*	Wilsons The Leather Experts, Inc.	113,445	347,142
*	Winmark Corp.	6,171	148,937
#	Winnebago Industries, Inc.	91,900	2,683,480
* #	WisdomTree Investments, Inc.	4,500	22,050
* #	WMS Industries, Inc.	91,600	2,454,880
	Wolverine World Wide, Inc.	174,400	4,400,112
	World Wrestling Entertainment, Inc.	66,400	1,147,392
#	Yankee Candle Co., Inc.	121,900	3,151,115
*	Young Broadcasting, Inc. Class A	55,048	165,144
*	Zale Corp.	138,200	3,696,850
*	Zapata Corp.	19,755	133,741
Total Consumer Discretionary			551,532,907

Consumer Staples — (2.9%)
*	Advanced Nutraceuticals, Inc.	700	2,450
	Alico, Inc.	6,800	399,704
	Alliance One International, Inc.	285,016	1,148,614
#	American Italian Pasta Co.	55,300	449,589
	Andersons, Inc.	21,600	885,816
*	Atlantic Premium Brands, Ltd.	2,000	1,300
*	Boston Beer Co., Inc. Class A	29,800	957,176
*	Bridgford Foods Corp.	10,100	62,418
*	Cagle’s, Inc. Class A	2,000	15,780
	Calavo Growers, Inc.	26,343	258,425
	Cal-Maine Foods, Inc.	61,900	440,109
*	Carrington Laboratories, Inc.	32,107	134,207
	Casey’s General Stores, Inc.	151,210	3,574,604
	CCA Industries, Inc.	20,266	202,660
* #	Central European Distribution Corp.	103,240	2,377,617
* #	Central Garden & Pet Co.	63,500	2,783,205
*	Chattem, Inc.	56,600	1,962,888
#	Chiquita Brands International, Inc.	113,596	1,920,908
	Coca-Cola Bottling Co. Consolidated	5,900	345,740
*	Cuisine Solutions, Inc.	44,900	235,276
*	Darling International, Inc.	193,500	799,155
	Delta & Pine Land Co.	107,700	4,357,542

10

*	Elizabeth Arden, Inc.	86,000	1,249,580
	Farmer Brothers Co.	23,300	493,028
*	Female Health Co.	9,000	12,600
#	Flowers Foods, Inc.	163,437	4,437,315
*	Galaxy Nutritional Foods, Inc.	9,600	3,168
* #	Gardenburger, Inc.	4,000	0
*	Genesee Corp. Class B	200	354
*	Glacier Water Services, Inc.	3,500	73,500
	Golden Enterprises, Inc.	11,430	36,576
#	Great Atlantic & Pacific Tea Co., Inc.	124,400	2,852,492
*	Green Mountain Coffee, Inc.	22,601	871,721
*	Griffin Land & Nurseries, Inc. Class A	2,200	67,782
*	Hain Celestial Group, Inc.	115,395	2,717,552
*	Hines Horticulture, Inc.	22,640	44,374
*	IGI, Inc.	2,100	1,680
	Imperial Sugar Co. (New)	25,720	791,147
	Ingles Market, Inc. Class A	36,559	935,910
* #	Integrated Biopharma, Inc.	36,500	290,540
	Inter Parfums, Inc.	60,936	988,991
*	Interstate Bakeries Corp.	81,300	402,435
	J & J Snack Foods Corp.	55,420	1,755,151
*	Katy Industries, Inc.	11,399	25,078
	Lancaster Colony Corp.	98,285	4,338,300
	Lance, Inc.	92,400	2,107,644
* #	Lifeway Foods, Inc.	10,114	73,023
	Longs Drug Stores Corp.	95,500	4,338,565
#	Mannatech, Inc.	80,600	1,167,088
	Marsh Supermarkets, Inc. Class A	1,600	17,696
	Marsh Supermarkets, Inc. Class B	4,400	48,620
*	Maui Land & Pineapple Co., Inc.	20,700	706,905
* #	Medifast, Inc.	38,800	462,108
	MGP Ingredients, Inc.	48,455	1,167,281
*	Monterey Pasta Co.	31,100	118,802
#	Nash Finch Co.	38,640	882,924
#	National Beverage Corp.	112,700	1,584,562
*	Natrol, Inc.	11,900	19,278
*	Natural Alternatives International, Inc.	19,009	178,875
* #	Natural Health Trends Corp.	10,874	33,492
	Nature’s Sunshine Products, Inc.	40,784	481,251
*	NBTY, Inc.	55,982	1,783,587
	Nu Skin Enterprises, Inc. Class A	189,600	3,283,872
	Oil-Dri Corp. of America	4,100	73,185
*	Omega Protein Corp.	63,400	417,806
* #	Parlux Fragrances, Inc.	51,846	309,002
*	Pathmark Stores, Inc.	150,779	1,464,064
*	Peet’s Coffee & Tea, Inc.	39,257	989,669
*	Performance Food Group Co.	123,587	3,041,476
*	Pizza Inn, Inc.	9,700	21,340
*	Playtex Products, Inc.	190,800	2,509,020
	Premium Standard Farms, Inc.	6,900	116,748
*	PriceSmart, Inc.	86,868	1,122,335
*	Pyramid Breweries, Inc.	8,700	20,619
	Ralcorp Holdings, Inc.	79,400	3,927,918
*	Redhook Ale Brewery, Inc.	12,400	48,236
	Reliv International, Inc.	48,722	412,675

11

* #	Revlon, Inc.	1,102,142	1,432,785
	Rocky Mountain Chocolate Factory, Inc.	13,712	191,282
	Ruddick Corp.	142,300	3,669,917
*	San Filippo (John B.) & Son, Inc.	23,393	286,564
#	Sanderson Farms, Inc.	58,300	1,822,458
*	Scheid Vineyards, Inc.	440	15,950
*	Schiff Nutrition International, Inc.	10,200	73,542
	Seaboard Corp.	1,400	1,960,000
*	Seneca Foods Corp. Class A	200	4,960
*	Seneca Foods Corp. Class B	1,300	31,148
*	Smart & Final Food, Inc.	92,800	1,537,696
	Spartan Stores, Inc.	63,975	1,153,469
* #	Spectrum Brands, Inc.	81,100	645,556
* #	Star Scientific, Inc.	223,695	501,077
	Stephan Co.	3,400	10,574
	Tasty Baking Co.	23,100	182,259
	The Topps Co., Inc.	114,548	1,000,004
*	Tofutti Brands, Inc.	11,505	33,364
	Tootsie Roll Industries, Inc.	10,400	301,704
*	United Natural Foods, Inc.	126,613	3,678,108
	United-Guardian, Inc.	6,700	54,605
	Universal Corp.	74,600	2,881,798
* #	USANA Health Services, Inc.	53,160	2,379,442
#	Vector Group, Ltd.	144,770	2,500,178
*	Vermont Pure Holdings, Ltd.	16,800	28,224
	WD-40 Co.	48,689	1,691,943
	Weis Markets, Inc.	78,407	3,097,861
* #	Wild Oats Markets, Inc.	86,569	1,414,537
* #	Winn-Dixie Stores, Inc.	220,300	17,183
Total Consumer Staples			111,232,311

Energy — (4.8%)
*	Abraxas Petroleum Corp.	122,000	500,200
	Adams Resources & Energy, Inc.	12,700	496,443
*	Allis-Chalmers Energy, Inc.	55,500	1,023,975
*	Alpha Natural Resources, Inc.	37,700	683,501
*	American Oil & Gas, Inc.	110,100	709,044
*	Arena Resources, Inc.	40,100	1,547,860
*	Atlas America, Inc.	59,953	2,757,238
*	ATP Oil & Gas Corp.	90,200	3,526,820
*	Atwood Oceanics, Inc.	93,100	4,003,300
	Barnwell Industries, Inc.	9,076	201,850
	Berry Petroleum Corp. Class A	127,000	3,966,210
*	Bolt Technology Corp.	16,700	296,425
* #	Boots & Coots International Well Control, Inc.	92,200	165,960
* #	BPZ Energy, Inc.	544	2,611
*	Brigham Exploration Co.	126,713	890,792
* #	Bristow Group, Inc.	70,200	2,619,162
*	Callon Petroleum Co.	60,962	943,082
#	CARBO Ceramics, Inc.	67,450	2,693,953
*	Carrizo Oil & Gas, Inc.	73,196	2,039,241
	CKX Lands, Inc.	1,900	23,864
*	Clayton Williams Energy, Inc.	31,376	1,028,505
*	Comstock Resources, Inc.	128,900	3,707,164
*	Contango Oil & Gas Co.	42,800	569,240

12

*	Dawson Geophysical Co.	22,600	617,658
* #	Delta Petroleum Corp.	169,915	3,551,223
* #	Dril-Quip, Inc.	55,700	4,277,203
* #	Dune Energy, Inc.	67,100	93,269
*	Edge Petroleum Corp.	49,913	941,858
*	Encore Acquisition Co.	148,400	4,014,220
*	Endeavour International Corp.	233,700	682,404
*	Energy Partners, Ltd.	106,300	2,652,185
* #	FX Energy, Inc.	103,054	556,492
* #	Gasco Energy, Inc.	237,895	694,653
*	Giant Industries, Inc.	42,500	3,472,250
* #	Goodrich Petroleum Corp.	74,800	2,369,664
* #	Grey Wolf, Inc.	583,400	4,264,654
* #	GSV, Inc.	1,340	161
	Gulf Island Fabrication, Inc.	41,777	1,130,903
*	Gulfmark Offshore, Inc.	59,214	1,797,145
*	Gulfport Energy Corp.	59,901	769,728
* #	Hanover Compressor Co.	252,700	4,755,814
*	Harvest Natural Resources, Inc.	108,700	1,390,273
*	Horizon Offshore, Inc.	1,559	32,443
* #	Hornbeck Offshore Services, Inc.	82,300	2,766,103
*	Houston Exploration Co.	22,797	1,462,428
*	Hydril Co.	40,944	2,679,785
*	Infinity, Inc.	40,611	171,378
* #	Input/Output, Inc.	237,800	2,370,866
*	Key Energy Group, Inc.	144,700	2,170,500
* #	KFX, Inc.	229,400	3,674,988
*	Lone Star Technologies, Inc.	92,700	4,202,091
	Lufkin Industries, Inc.	32,100	2,022,300
	Maritrans, Inc.	33,910	839,272
	MarkWest Hydrocarbon, Inc.	35,123	945,160
* #	Matrix Service Co.	67,794	894,203
* #	McMoran Exploration Co.	84,864	1,578,470
*	Meridian Resource Corp.	242,400	814,464
*	Metretek Technologies, Inc.	45,400	518,014
*	Mexco Energy Corp.	300	1,908
*	Miller Petroleum, Inc.	569	501
*	Mitcham Industries, Inc.	26,900	352,390
*	NATCO Group, Inc. Class A	51,000	1,863,030
* #	Natural Gas Services Group	29,189	414,776
*	Newpark Resources, Inc.	251,500	1,393,310
*	NS Group, Inc.	67,400	3,068,048
* #	Oil States International, Inc.	137,031	4,379,511
*	OMNI Energy Services Corp.	46,800	416,988
	Panhandle Royalty Co.	2,500	46,750
*	Parallel Petroleum Corp.	104,800	2,513,104
*	Parker Drilling Co.	301,800	2,142,780
	Penn Virginia Corp.	55,900	3,968,341
*	Petrohawk Energy Corp.	479,556	5,347,049
*	Petroleum Development Corp.	48,333	2,063,819
*	PetroQuest Energy, Inc.	142,200	1,710,666
*	PHI, Inc. Non-Voting	36,000	1,125,000
*	Pioneer Drilling Co.	70,800	997,572
*	Quest Resource Corp.	4,600	54,234
* #	Rentech, Inc.	400,700	2,099,668

13

*	Royale Energy, Inc.	8,917	42,445
#	RPC, Inc.	194,500	3,975,580
*	SEACOR Holdings, Inc.	41,107	3,577,542
*	Stone Energy Corp.	72,763	3,213,942
* #	SulphCo, Inc.	195,500	1,303,985
*	Swift Energy Corp.	84,500	3,697,720
* #	Syntroleum Corp.	161,726	773,050
*	T-3 Energy Services, Inc.	1,250	25,300
* #	Tengasco, Inc.	217	224
* #	Teton Energy Corp.	33,400	183,032
*	TETRA Technologies, Inc.	161,500	4,491,315
*	TGC Industries, Inc.	46,835	427,135
*	Torch Offshore, Inc.	30	0
*	Toreador Resources Corp.	8,100	170,991
* #	Transmeridian Exploration, Inc.	268,300	1,368,330
*	TransMontaigne, Inc.	131,200	1,487,808
*	Trico Marine Services, Inc.	42,419	1,521,570
* #	Tri-Valley Corp.	67,200	429,408
*	U.S. Energy Corp. Wyoming	11,100	42,291
*	Universal Compression Holdings, Inc.	83,949	4,569,344
	USEC, Inc.	252,131	2,549,044
*	VAALCO Energy, Inc.	172,800	1,420,416
*	Warren Resources, Inc.	122,800	1,776,916
*	Warrior Energy Service Corp.	22,500	429,750
*	Westmoreland Coal Co.	23,700	538,938
*	W-H Energy Services, Inc.	85,400	4,310,138
*	Whiting Petroleum Corp.	95,860	4,313,700
#	World Fuel Services Corp.	79,300	2,857,972
Total Energy			183,027,993

Financials — (12.3%)
*	1st Constitution Bancorp	312	5,772
	1st Independence Financial Group, Inc.	2,900	50,170
	1st Source Corp.	67,474	2,020,846
	21st Century Holding Co.	21,550	333,378
	21st Century Insurance Group	244,500	3,674,835
	Abigail Adams National Bancorp, Inc.	363	5,098
	Access National Corp.	1,700	15,470
* #	Accredited Home Lenders Holding Co.	63,556	2,029,343
*	ACE Cash Express, Inc.	42,032	1,244,568
	Advance America Cash Advance Centers, Inc.	32,400	503,496
	Advanta Corp. Class A	28,817	886,123
	Advanta Corp. Class B Non-Voting	56,642	1,917,898
*	Aether Holdings, Inc.	132,042	786,970
* #	Agility Capital, Inc.	500	5
	Alabama National Bancorporation	55,951	3,794,037
	Alfa Corp.	241,068	4,074,049
	Amcore Financial, Inc.	74,465	2,237,673
	Ameriana Bancorp	2,812	38,074
	American Bancorp of New Jersey, Inc.	11,200	133,840
* #	American Business Financial Services, Inc.	253	5
	American Equity Investment Life Holding Co.	163,200	1,888,224
*	American Independence Corp.	8,300	91,300
	American National Bankshares, Inc.	400	9,448
*	American Physicians Capital, Inc.	23,000	1,134,590

14

	American Physicians Services Group, Inc.	100	1,700
	American River Bankshares	6,352	163,882
	American West Bancorporation	33,400	738,808
	Ameris Bancorp	38,924	1,022,923
*	AmeriServe Financial, Inc.	52,766	250,638
	Anchor Bancorp Wisconsin, Inc.	65,817	1,923,173
*	Argonaut Group, Inc.	93,822	2,885,026
	Arrow Financial Corp.	23,570	635,919
	ASB Financial Corp.	900	18,540
*	Asset Acceptance Capital Corp.	93,944	1,389,432
	ASTA Funding, Inc.	40,900	1,351,745
*	Atlantic American Corp.	20,440	54,984
#	Atlantic Coast Federal Corp.	7,297	128,135
	Baldwin & Lyons, Inc. Class B	28,025	686,332
	BancFirst Corp.	47,100	2,231,127
*	Bancinsurance Corp.	5,700	34,770
	Bancorp Rhode Island, Inc.	2,100	87,213
*	Bancshares of Florida, Inc.	25,128	541,508
#	Bank of Commerce Holdings	1,000	10,250
	Bank of Granite Corp.	26,250	571,200
	Bank of the Ozarks, Inc.	50,100	1,599,192
	BankAtlantic Bancorp, Inc. Class A	168,685	2,373,398
	BankFinancial Corp.	13,200	230,208
#	BankUnited Financial Corp. Class A	107,775	2,777,362
	Banner Corp.	36,451	1,509,800
	Bar Harbor Bankshares	1,300	37,687
*	Beach First National Bancshares, Inc.	700	17,920
	Berkshire Hills Bancorp, Inc.	25,100	936,732
	Beverly Hills Bancorp, Inc.	63,637	522,460
*	BFC Financial Corp.	75,938	426,012
*	BNCCORP, Inc.	3,900	46,410
	Boston Private Financial Holdings, Inc.	101,600	2,535,936
	Bristol West Holdings, Inc.	88,300	1,300,659
*	Broadcaster, Inc.	1,200	1,320
	Brooke Corp.	12,500	150,125
#	Brookline Bancorp, Inc.	182,819	2,440,634
	Bryn Mawr Bank Corp.	2,400	53,640
	BWC Financial Corp.	2,200	90,046
	C&F Financial Corp.	300	11,616
	Cadence Financial Corp.	300	6,180
	California First National Bancorp	11,700	171,405
	Camco Financial Corp.	8,051	106,354
	Camden National Corp.	15,400	669,900
	Capital Bank Corp.	1,600	26,576
#	Capital City Bank Group, Inc.	4,300	138,245
	Capital Corp. of the West	32,119	1,085,943
*	Capital Crossing Bank	12,900	345,849
	Capital Southwest Corp.	1,200	131,172
	Capital Title Group, Inc.	43,019	334,258
	Capitol Bancorp, Ltd.	47,864	2,018,425
	Cardinal Financial Corp.	73,090	812,030
	Carver Bancorp, Inc.	900	15,066
	Cash America International, Inc.	88,800	3,274,056
*	Cash Systems, Inc.	52,800	342,672
*	Centennial Bank Holdings, Inc.	13,800	137,448

15

	Center Bancorp, Inc.	39,966	633,461
	Center Financial Corp.	49,538	1,208,727
#	Centerstate Banks of Florida, Inc.	5,200	105,872
	Central Bancorp, Inc.	1,600	48,848
	Central Pacific Financial Corp.	91,400	3,307,766
	Central Virginia Bankshares, Inc.	2,832	76,082
	Century Bancorp, Inc. Class A	1,000	25,250
	CFS Bancorp, Inc.	27,220	408,300
#	Charter Financial Corp.	22,212	870,488
	Chemical Financial Corp.	75,173	2,219,107
	Chittenden Corp.	137,953	3,979,944
#	Citizens Banking Corp.	128,662	3,242,282
	Citizens First Bancorp, Inc.	24,477	578,881
	Citizens South Banking Corp.	16,729	231,362
* #	Citizens, Inc.	116,654	620,599
	City Holding Co.	53,142	2,092,732
	Clark, Inc.	49,924	644,519
*	CNA Surety Corp.	131,018	2,607,258
	CNB Financial Corp.	1,900	26,182
	CoBiz, Inc.	22,729	517,767
	Codorus Valley Bancorp, Inc.	200	3,870
	Cohen & Steers, Inc.	109,200	3,124,212
#	Colony Bankcorp, Inc.	7,252	143,952
	Columbia Banking System, Inc.	48,087	1,504,161
	Comm Bancorp, Inc.	100	4,138
	Commercial Bancshares, Inc.	10,690	377,036
	Commercial Capital Bancorp, Inc.	33,525	532,712
	Commercial National Financial Corp.	3,100	61,969
	Community Bancorp, Inc.	2,845	111,097
	Community Bank System, Inc.	89,600	1,959,552
	Community Banks, Inc.	6,687	174,664
	Community Bankshares, Inc.	610	10,309
	Community Central Bank Corp.	1,680	17,976
	Community Trust Bancorp, Inc.	34,596	1,329,178
	Community West Bancshares	5,400	84,375
* #	CompuCredit Corp.	21,625	630,369
*	Consumer Portfolio Services, Inc.	64,398	381,880
	Cooperative Bankshares, Inc.	3,150	59,220
#	Corus Bankshares, Inc.	162,288	3,539,501
*	Cowlitz Bancorporation	1,441	24,281
	Crawford & Co. Class A	26,400	188,760
	Crawford & Co. Class B	24,500	193,795
	CVB Financial Corp.	229,469	3,428,267
*	Dearborn Bancorp, Inc.	5	119
	Delphi Financial Group, Inc. Class A	109,875	4,271,940
	Delta Financial Corp.	68,900	619,411
	Dime Community Bancshares	106,800	1,526,172
	Direct General Corp.	32,400	431,568
*	Dollar Financial Corp.	39,500	754,055
	Donegal Group, Inc. Class A	57,860	1,075,617
	Donegal Group, Inc. Class B	5,080	84,963
	EMC Insurance Group, Inc.	39,860	1,168,297
* #	Encore Capital Group, Inc.	65,700	764,748
#	Enterprise Financial Services Corp.	1,470	43,350
*	Epoch Holding Corp.	8,200	39,688

16

	ESB Financial Corp.	11,462	130,667
	Evans Bancorp, Inc.	114	2,337
*	EZCORP, Inc. Class A Non-Voting	10,500	412,335
	F.N.B. Corp.	180,020	2,946,927
	FBL Financial Group, Inc. Class A	85,000	2,818,600
#	Federal Agriculture Mortgage Corporation Class C	27,800	779,790
	Federal Trust Corp.	1,093	11,608
	Fidelity Bankshares, Inc.	72,848	2,760,211
	Fidelity Southern Corp.	8,900	161,535
#	Financial Federal Corp.	81,500	2,135,300
*	Financial Industries Corp.	12,082	101,610
	Financial Institutions, Inc.	11,600	289,768
*	Firebrand Financial Group, Inc.	8,800	440
*	First Acceptance Corp.	142,600	1,691,236
	First Albany Companies, Inc.	41,288	145,747
	First Bancorp	42,114	871,760
	First Bancshares, Inc.	101	1,643
*	First Bank of Delaware	6,767	20,132
	First Busey Corp.	63,543	1,369,352
*	First Cash Financial Services, Inc.	96,162	2,003,054
	First Charter Corp.	93,410	2,268,929
	First Commonwealth Financial Corp.	211,751	2,723,118
	First Community Bancorp	74,538	3,995,982
	First Community Bancshares, Inc.	33,661	1,146,157
	First Defiance Financial Corp.	13,354	364,431
	First Federal Bancshares of Arkansas, Inc.	6,020	138,490
	First Federal Bankshares, Inc.	1,703	36,836
	First Financial Bancorp	120,053	1,860,821
#	First Financial Bankshares, Inc.	33,344	1,295,414
	First Financial Corp.	39,087	1,291,434
	First Financial Holdings, Inc.	36,028	1,244,407
	First Financial Service Corp.	110	3,391
	First Franklin Corp.	300	4,828
	First Indiana Corp.	50,502	1,234,774
*	First Investors Financial Services Group, Inc.	5,300	41,870
	First Keystone Financial, Inc.	2,200	41,030
	First M&F Corp.	8,400	152,544
*	First Mariner Bancorp, Inc.	6,200	117,800
	First Merchants Corp.	54,729	1,333,746
	First Midwest Bancorp, Inc.	1,414	52,813
	First Mutual Bancshares, Inc.	6,996	195,818
	First National Lincoln Corp.	1,200	21,000
	First Niagara Financial Group, Inc.	312,904	4,681,044
	First PacTrust Bancorp, Inc.	8,000	226,160
	First Place Financial Corp.	45,458	1,069,627
	First Republic Bank	81,025	3,453,285
#	First South Bancorp, Inc.	10,915	358,667
	First State Bancorporation	52,776	1,350,538
	First United Corp.	4,616	99,613
	Firstbank Corp.	9,030	215,831
	FirstBank NW Corp.	5,656	160,574
*	FirstCity Financial Corp.	31,900	333,036
* #	FirstFed Financial Corp.	48,000	2,441,280
	Flag Financial Corp.	9,750	243,360
#	Flagstar Bancorp, Inc.	185,800	2,701,532

17

	Flushing Financial Corp.	63,194	1,107,791
	FMS Financial Corp.	4,900	82,565
	FNB Corp. VA	200	7,076
	FNB Financial Services Corp.	3,281	47,017
	FNB United Corp.	4,140	74,727
*	FPIC Insurance Group, Inc.	30,246	1,247,345
*	Franklin Bank Corp.	67,757	1,347,009
	Frontier Financial Corp.	90,409	3,696,824
	GAMCO Investors, Inc.	18,200	697,606
	Gateway Financial Holdings, Inc.	32,461	470,360
	GB&T Bancshares, Inc.	37,618	792,235
	German American Bancorp, Inc.	3,100	42,160
	Glacier Bancorp, Inc.	97,271	3,159,362
	Great American Financial Resources, Inc.	63,400	1,327,596
*	Great Lakes Bancorp, Inc.	18,955	301,195
	Great Pee Dee Bancorp, Inc.	262	3,864
#	Great Southern Bancorp, Inc.	41,164	1,147,241
	Greater Bay Bancorp	151,112	4,302,159
	Greater Community Bancorp	4,834	73,718
	Greene County Bancshares, Inc.	29,322	997,828
*	Greenville First Bancshares, Inc.	1,650	31,795
	GS Financial Corp.	500	8,437
	Guaranty Bancshares, Inc.	2,900	103,022
	Guaranty Federal Bancshares, Inc.	3,600	102,780
	Hancock Holding Co.	94,429	4,895,199
	Hanmi Financial Corp.	146,743	2,864,423
	Harbor Florida Bancshares, Inc.	69,791	3,091,043
	Harleysville Group, Inc.	92,676	3,335,409
	Harleysville National Corp.	83,448	1,724,886
#	Heartland Financial USA, Inc.	7,245	195,108
*	Hercules Technology Growth Capital, Inc.	4,200	49,560
	Heritage Commerce Corp.	35,566	833,311
	Heritage Financial Corp.	11,245	306,651
	HF Financial Corp.	5,613	92,446
#	Hilb Rogal Hamilton Co.	104,800	4,534,696
	Hingham Institution for Savings	489	18,822
	HMN Financial, Inc.	5,279	189,674
	Home Federal Bancorp	4,761	126,309
	HopFed Bancorp, Inc.	2,100	34,335
	Horace Mann Educators Corp.	124,638	2,288,354
	Horizon Financial Corp.	29,574	885,446
	IBERIABANK Corp.	29,016	1,691,633
#	IBT Bancorp, Inc.	2,200	93,060
	Independence Holding Co.	5,950	119,535
	Independent Bank Corp. MA	44,723	1,527,290
	Independent Bank Corp. MI	66,924	1,679,815
	Infinity Property & Casualty Corp.	62,046	2,354,646
	Integra Bank Corp.	52,438	1,353,949
	Interchange Financial Services Corp.	57,954	1,313,817
*	Intervest Bancshares Corp.	23,500	987,470
*	Investment Technology Group, Inc.	80,900	3,738,389
	Investors Capital Holdings, Ltd.	100	429
	Investors Title Co.	1,862	80,997
	Irwin Financial Corp.	89,200	1,698,368
	ITLA Capital Corp.	14,000	734,300

18

	K-Fed Bancorp	2,500	38,925
*	KMG America Corp.	28,750	219,362
	KNBT Bancorp, Inc.	85,584	1,386,461
*	Knight Capital Group, Inc.	290,723	5,076,024
* #	LaBranche & Co., Inc.	112,200	931,260
*	Ladenburg Thalmann Financial Services, Inc.	25,269	23,500
#	Lakeland Bancorp, Inc.	17,190	254,412
	Lakeland Financial Corp.	3,250	80,112
#	LandAmerica Financial Group, Inc.	51,600	3,263,184
	Leesport Financial Corp.	2,888	63,536
	Lincoln Bancorp	1,200	21,600
	LNB Bancorp, Inc.	2,559	44,655
	LSB Bancshares, Inc.	5,511	93,411
	LSB Corp.	4,200	72,870
	Macatawa Bank Corp.	48,605	1,131,038
	MAF Bancorp, Inc.	99,423	4,103,187
	MainSource Financial Group, Inc.	1,600	27,120
* #	MarketAxess Holdings, Inc.	4,900	46,158
*	Marlin Business Services, Inc.	34,333	767,343
	MASSBANK Corp.	7,100	234,797
	MB Financial, Inc.	102,593	3,785,683
#	MBT Financial Corp.	50,625	762,919
	MCG Capital Corp.	156,234	2,505,993
*	Meadowbrook Insurance Group, Inc.	80,400	831,336
	Medallion Financial Corp.	53,922	630,348
	Mercantile Bank Corp.	7,921	320,959
	Mercer Insurance Group, Inc.	8,400	204,876
	Merchants Bancshares, Inc.	14,397	351,287
	Merchants Group, Inc.	1,700	50,796
	Merrill Merchants Bancshares, Inc.	222	5,716
	Meta Financial Group, Inc.	2,300	53,590
	MetroCorp Bancshares, Inc.	8,103	257,270
	MFB Corp.	1,300	40,781
	MicroFinancial, Inc.	20,900	70,642
	Mid Penn Bancorp, Inc.	200	4,832
	Midland Co.	12,290	508,806
	MidSouth Bancorp, Inc.	1,382	42,773
	Mid-State Bancshares	66,403	1,797,529
	Midwest Banc Holdings, Inc.	63,220	1,515,383
	MidWestOne Financial Group, Inc.	296	5,707
	Monroe Bancorp	700	11,235
*	Move, Inc.	435,345	1,993,880
	Municipal Mortgage & Equity, L.L.C.	110,300	3,117,078
	MutualFirst Financial, Inc.	2,484	51,419
	Nara Bancorp, Inc.	58,811	1,088,003
	National Penn Bancshares, Inc.	134,987	2,760,484
	National Western Life Insurance Co. Class A	1,000	230,300
*	Navigators Group, Inc.	49,984	2,303,263
	NBT Bancorp, Inc.	103,099	2,410,455
	NetBank, Inc.	55,733	342,201
	New Hampshire Thrift Bancshares, Inc.	619	10,306
	NewAlliance Bancshares, Inc.	30,700	447,606
	NewMil Bancorp, Inc.	8,001	322,840
*	Newtek Business Services, Inc.	86,488	147,894
	North Bay Bancorp	1,133	31,293

19

	North Central Bancshares, Inc.	1,700	67,787
	North Valley Bancorp	1,555	24,880
	Northeast Bancorp	900	18,540
* #	Northern Empire Bancshares	21,600	509,760
	Northrim BanCorp, Inc.	6,266	171,398
	Northway Financial, Inc.	2,500	85,000
	Northwest Bancorp, Inc.	147,805	3,931,613
	NYMAGIC, Inc.	11,300	334,367
	Oak Hill Financial, Inc.	5,300	132,500
	OceanFirst Financial Corp.	36,780	804,011
*	Ocwen Financial Corp.	187,334	2,763,177
	Ohio Casualty Corp.	132,778	3,445,589
	Ohio Valley Banc Corp.	1,800	45,810
	Old National Bancorp	199,600	3,734,516
	Old Second Bancorp, Inc.	4,333	131,550
	Omega Financial Corp.	37,567	1,154,434
	PAB Bankshares, Inc.	4,181	85,711
	Pacific Capital Bancorp	135,647	3,792,690
	Pacific Continental Corp.	2,663	45,537
*	Pacific Mercantile Bancorp	29,420	486,901
*	Pacific Premier Bancorp, Inc.	5,000	59,750
	Pamrapo Bancorp, Inc.	7,500	149,100
	Park Bancorp, Inc.	1,200	39,150
	Parkvale Financial Corp.	5,600	172,928
	Partners Trust Financial Group, Inc.	144,489	1,583,599
	PAULA Financial	6,000	15,420
	Peapack-Gladstone Financial Corp.	8,450	207,701
*	Penn Treaty American Corp.	63,900	500,337
	Pennfed Financial Services, Inc.	34,439	609,915
	Penns Woods Bancorp, Inc.	924	34,511
*	Pennsylvania Commerce Bancorp, Inc.	6,525	177,023
	Peoples Bancorp of North Carolina	770	20,921
	Peoples Bancorp, Inc. IN	500	9,600
	Peoples Bancorp, Inc. OH	30,618	925,888
	PFF Bancorp, Inc.	73,600	2,656,224
*	Pico Holdings, Inc.	39,800	1,348,822
	Pinnacle Bancshares, Inc.	35	495
*	Pinnacle Financial Partners, Inc.	45,235	1,599,057
*	Piper Jaffray Companies, Inc.	52,200	3,057,876
	Placer Sierra Bancshares	1,700	40,392
*	PMA Capital Corp. Class A	96,708	904,220
	Pocahontas Bancorp, Inc.	4,825	77,200
*	Portfolio Recovery Associates, Inc.	46,105	1,831,291
*	Premier Financial Bancorp, Inc.	5,300	76,320
	Presidential Life Corp.	76,892	1,812,344
*	ProAssurance Corp.	90,450	4,549,635
	ProCentury Corp.	39,590	582,765
#	Prosperity Bancshares, Inc.	98,325	3,468,906
	Provident Bankshares Corp.	98,893	3,706,510
	Provident Financial Holdings, Inc.	19,825	607,240
	Provident Financial Services, Inc.	201,553	3,758,963
	Provident New York Bancorp	123,447	1,722,086
*	PSB Bancorp, Inc.	4,900	78,057
	Pulaski Financial Corp.	24,266	400,389
*	QC Holdings, Inc.	12,800	166,656

20

	Rainier Pacific Financial Group, Inc.	17,166	315,683
	Renasant Corp.	45,060	1,375,682
	Republic Bancorp, Inc.	209,458	2,708,292
	Republic Bancorp, Inc. Class A	35,055	762,446
*	Republic First Bancorp, Inc.	10,883	143,873
	Resource America, Inc.	52,253	1,076,412
*	Rewards Network, Inc.	76,000	330,600
	Riverview Bancorp, Inc.	18,400	241,040
	RLI Corp.	73,900	3,613,710
	Rome Bancorp, Inc.	16,800	216,384
	Royal Bancshares of Pennsylvania, Inc. Class A	4,506	117,021
*	RTW, Inc.	13,050	136,503
	Rurban Financial Corp.	790	8,730
	S&T Bancorp, Inc.	77,081	2,394,907
	S.Y. Bancorp, Inc.	28,200	794,112
	Salisbury Bancorp, Inc.	52	2,064
	Sanders Morris Harris Group, Inc.	55,739	784,248
	Sandy Spring Bancorp, Inc.	44,450	1,621,981
	SCBT Financial Corp.	2,500	97,300
*	SCPIE Holdings, Inc.	11,490	273,577
*	Seabright Insurance Holdings	52,000	658,320
	Seacoast Banking Corp. of Florida	56,853	1,749,367
	Security Bank Corp.	7,559	169,322
	Selective Insurance Group, Inc.	82,561	4,294,823
	Siebert Financial Corp.	22,100	60,775
#	Sierra Bancorp	15,470	485,139
	Simmons First National Corp. Class A	42,627	1,228,510
*	Southcoast Financial Corp.	3,951	80,600
#	Southern Banc Co., Inc.	200	3,200
	Southern Community Financial Corp.	8,800	85,712
*	Southern Connecticut Bancorp, Inc.	300	2,130
#	Southside Bancshares, Inc.	7,388	184,700
	Southwest Bancorp, Inc.	42,476	1,127,738
*	Standard Management Corp.	7,400	3,034
	State Auto Financial Corp.	122,312	3,833,258
	State Bancorp, Inc.	25,750	477,405
	Sterling Bancorp	56,143	1,090,858
	Sterling Bancshares, Inc.	137,099	2,843,433
	Sterling Financial Corp.	110,605	3,656,601
	Sterling Financial Corp. (PA)	5,114	114,502
	Stewart Information Services Corp.	47,900	1,633,869
* #	Stifel Financial Corp.	34,200	1,093,374
	Suffolk Bancorp	29,088	1,013,426
	Summit Bancshares, Inc.	27,606	782,906
	Summit Bank Corp.	4,320	69,120
* #	Sun American Bancorp	4,200	22,890
*	Sun Bancorp, Inc.	56,179	1,007,289
*	Superior Bancorp	60,500	706,035
	Susquehanna Bancshares, Inc.	151,791	3,714,326
	Sussex Bancorp	600	8,622
*	SVB Financial Group	67,458	3,048,427
	SWS Group, Inc.	33,418	822,083
	Synergy Financial Group, Inc.	3,900	62,439
	Taylor Capital Group, Inc.	8,057	236,956
	Team Financial, Inc.	2,000	29,000

21

	Teche Holding Co.	700	35,700
*	Temecula Valley Bancorp, Inc.	6,403	156,874
*	Texas Capital Bancshares, Inc.	11,500	228,275
	Texas Regional Bancshares, Inc. Class A	132,701	5,078,467
	Texas United Bancshares, Inc.	100	3,317
	TF Financial Corp.	2,800	85,120
*	The Bancorp, Inc.	40,950	954,545
* #	The Enstar Group, Inc.	411	39,004
	The Phoenix Companies, Inc.	256,500	3,785,940
	The Savannah Bancorp, Inc.	200	6,722
*	Thomas Weisel Partners Group, Inc.	5,000	72,650
	TIB Financial Corp.	616	19,909
	TierOne Corp.	54,412	1,855,993
	Timberland Bancorp, Inc.	9,000	351,270
	Tompkins County Trustco, Inc.	9,538	427,875
	Tower Financial Corp.	2,600	46,280
	Tower Group, Inc.	28,100	819,396
*	Tradestation Group, Inc.	132,887	1,946,795
* #	Trenwick Group, Ltd.	11,975	9
*	Triad Guaranty, Inc.	43,014	2,162,314
	Trico Bancshares	47,300	1,164,999
#	TrustCo Bank Corp. NY	224,504	2,469,544
*	U.S.I. Holdings Corp.	39,500	528,115
	UMB Financial Corp.	128,030	4,464,406
	Umpqua Holdings Corp.	161,818	4,428,959
*	Unico American Corp.	12,300	129,273
	Union Bankshares Corp.	20,570	870,522
*	United America Indemnity, Ltd.	23,343	501,408
	United Bancshares, Inc.	200	3,240
	United Bankshares, Inc.	121,400	4,524,578
	United Community Banks, Inc.	120,512	3,784,077
	United Community Financial Corp.	92,772	1,179,132
	United Financial Bancorp, Inc.	2,500	32,750
	United Financial Corp.	1,181	24,860
	United Fire & Casualty Co.	66,042	1,847,855
*	United PanAm Financial Corp.	49,852	850,974
#	United Security Bancshares	9,726	225,254
	Unity Bancorp, Inc.	6,529	100,090
*	Universal American Financial Corp.	153,452	2,352,419
#	Univest Corporation of Pennsylvania	24,327	726,404
	USB Holding Co., Inc.	63,205	1,400,012
	Vail Banks, Inc.	1,400	23,702
*	Valley Bancorp	1,618	72,632
*	Vesta Insurance Group, Inc.	43,200	562
	Vineyard National Bancorp Co.	12,700	345,821
*	Virginia Commerce Bancorp, Inc.	62,160	1,377,466
	Virginia Financial Group, Inc.	523	22,782
	Washington Banking Co.	7,540	166,031
*	Washington Savings Bank, FSB	3,500	31,500
	Washington Trust Bancorp, Inc.	38,963	1,028,234
	Wayne Savings Bancshares, Inc.	1,800	26,775
	Wesbanco, Inc.	63,661	1,930,838
#	West Bancorporation	50,891	884,486
	West Coast Bancorp	44,329	1,353,808
	Westamerica Bancorporation	90,487	4,327,993

22

	Westbank Corp.	7,490	169,124
*	Western Alliance Bancorp	23,600	871,076
	Westfield Financial, Inc.	900	26,028
	Westwood Holdings Group, Inc.	6,679	128,304
	Willow Grove Bancorp, Inc.	43,163	708,736
	Wilshire Bancorp, Inc.	84,450	1,640,864
	Wintrust Financial Corp.	73,619	3,703,772
*	World Acceptance Corp.	53,609	2,142,752
	WVS Financial Corp.	100	1,664
	Yardville National Bancorp	32,664	1,180,150
	Zenith National Insurance Corp.	27,000	1,020,600
Total Financials			471,852,476

Health Care — (12.0%)
*	A.D.A.M., Inc.	700	4,921
* #	Abaxis, Inc.	39,300	943,986
*	Abiomed, Inc.	79,570	1,187,184
* #	Able Laboratories, Inc.	8,300	0
*	Acacia Research-CombiMatrix	76,538	91,080
*	Acadia Pharmaceuticals, Inc.	85,010	736,187
*	Accelr8 Technology Corp.	880	1,936
*	Accelrys, Inc.	78,616	432,388
*	Access Pharmaceuticals, Inc.	5,400	4,590
*	Acusphere, Inc.	74,830	253,674
*	Adolor Corp.	135,700	3,385,715
*	Advanced Magnetics, Inc.	35,024	1,283,630
* #	Advancis Pharmaceutical Corp.	84,801	350,228
* #	ADVENTRX Pharmaceuticals, Inc.	202,100	737,665
*	Air Methods Corp.	35,270	821,791
* #	Akorn, Inc.	158,000	616,200
#	Aksys, Ltd.	78,570	69,927
*	Albany Molecular Research, Inc.	101,860	998,228
*	Alexion Pharmaceuticals, Inc.	94,600	3,552,230
* #	Align Technology, Inc.	181,810	1,136,313
* #	Alkermes, Inc.	74,422	1,216,800
*	Alliance Imaging, Inc.	149,000	965,520
*	Allied Healthcare International, Inc.	97,883	179,126
*	Allied Healthcare Products, Inc.	7,200	36,000
*	Allos Therapeutics, Inc.	166,110	646,168
* #	Allscripts Healthcare Solutions, Inc.	150,642	3,067,071
*	Almost Family, Inc.	1,600	38,048
* #	Alnylam Pharmaceuticals, Inc.	95,905	1,248,683
	Alpharma, Inc. Class A	123,100	2,577,714
*	Alteon, Inc.	57,900	9,843
* #	Amedisys, Inc.	47,875	1,937,501
*	America Services Group, Inc.	28,158	363,801
*	American Caresource Holding, Inc.	367	1,101
*	American Claims Evaluation, Inc.	1,000	2,020
*	American Dental Partners, Inc.	23,496	386,744
* #	American Medical Systems Holdings, Inc.	201,526	3,538,797
	American Shared Hospital Services	9,200	54,280
*	AMERIGROUP Corp.	149,600	4,718,384
*	AMICAS, Inc.	134,571	436,010
*	AMN Healthcare Services, Inc.	97,500	2,340,000
*	Amsurg Corp.	89,333	2,150,245

23

#	Analogic Corp.	41,800	2,375,494
*	Andrx Corp.	104,260	2,485,558
*	Anesiva, Inc.	13,734	94,353
*	Angeion Corp.	215	860
*	AngioDynamics, Inc.	15,232	276,004
*	Anika Therapeutics, Inc.	31,671	429,775
* #	Antigenics, Inc.	132,213	255,171
*	AP Pharma, Inc.	44,423	63,081
* #	Aphton Corp.	89,388	894
*	Applera Corp. - Celera Genomics Group	189,100	2,632,272
* #	Applied Imaging Corp.	3,775	9,249
*	Apria Healthcare Group, Inc.	66,200	1,349,818
*	Aradigm Corp.	13,957	24,843
* #	Arena Pharmaceuticals, Inc.	134,216	1,646,830
*	Argonaut Technologies, Inc.	3,398	1,172
*	Ariad Pharmaceuticals, Inc.	167,131	793,872
*	Arqule, Inc.	104,214	529,407
*	Array BioPharma, Inc.	117,203	993,881
	Arrhythmia Research Technology, Inc.	8,000	111,200
	Arrow International, Inc.	134,548	4,347,246
* #	Arthrocare Corp.	78,410	3,576,280
*	Aspect Medical Systems, Inc.	63,876	1,234,084
* #	AtheroGenics, Inc.	118,300	1,656,200
	Atrion Corp.	4,624	348,927
*	ATS Medical, Inc.	81,297	215,437
* #	Auxilium Pharmaceuticals, Inc.	28,500	247,095
* #	AVANIR Pharmaceuticals Class A	90,925	642,840
*	Avant Immunotherapeutics, Inc.	207,734	305,369
* #	AVI BioPharma, Inc.	153,500	633,955
*	Avigen, Inc.	58,543	312,034
* #	AXM Pharma, Inc.	29,900	3,887
*	Barrier Therapeutics, Inc.	70,000	413,000
*	Bentley Pharmaceuticals, Inc.	63,360	710,899
*	Bioanalytical Systems, Inc.	4,700	26,132
* #	BioCryst Pharmaceuticals, Inc.	83,336	851,694
*	Bioenvision, Inc.	118,362	716,090
*	Bio-Imaging Technologies, Inc.	33,490	129,941
* #	BioLase Technology, Inc.	69,908	457,198
* #	BioMarin Pharmaceutical, Inc.	256,082	4,261,204
*	Bio-Rad Laboratories, Inc. Class A	19,400	1,424,154
*	Bio-Reference Laboratories, Inc.	39,146	883,525
* #	BioSante Pharmaceuticals, Inc.	55,100	120,118
*	BioScrip, Inc.	107,605	390,606
*	Biosite, Inc.	49,445	2,175,580
*	BioSpecifics Technologies Corp.	1,000	1,050
*	BioSphere Medical, Inc.	50,000	318,500
* #	BioTime, Inc.	4,200	924
*	Bioveris Corp.	36,700	302,041
*	Bovie Medical Corp.	42,300	323,172
*	Bradley Pharmaceuticals, Inc.	50,551	748,660
*	Bruker BioSciences Corp.	270,219	1,907,746
* #	BSD Medical Corp.	36,200	170,140
*	Caliper Life Sciences, Inc.	97,039	506,544
	Cambrex Corp.	80,500	1,815,275
*	Candela Corp.	71,310	743,763

24

*	Cantel Medical Corp.	45,060	636,698
*	Capital Senior Living Corp.	71,100	681,849
*	Caraco Pharmaceutical Laboratories, Ltd.	76,650	869,211
*	Cardiac Science Corp.	33,613	255,123
*	CardioDynamics International Corp.	122,702	87,106
*	Cardiotech International, Inc.	57,363	68,836
* #	Cell Genesys, Inc.	132,436	660,856
* #	Cell Therapeutics, Inc.	168,900	256,728
*	Cellegy Pharmaceuticals, Inc.	61,096	6,110
* #	Centene Corp.	124,700	1,926,615
*	Cepheid, Inc.	163,706	1,334,204
*	Cerus Corp.	80,500	521,640
*	Chad Therapeutics, Inc.	9,700	17,363
	Chemed Corp.	76,200	3,003,042
*	Cholestech Corp.	44,700	493,488
*	Ciphergen Biosystems, Inc.	73,586	111,851
* #	Clarient, Inc.	20,200	17,372
*	Clinical Data, Inc.	4,343	67,577
	CNS, Inc.	41,920	1,182,144
*	Collagenex Pharmaceuticals, Inc.	50,343	615,695
*	Columbia Laboratories, Inc.	128,000	395,520
	Computer Programs & Systems, Inc.	31,200	1,061,424
*	Conceptus, Inc.	87,536	1,509,996
*	Conmed Corp.	82,554	1,691,531
*	Connetics Corp.	102,060	1,106,330
* #	Conor Medsystems, Inc.	26,200	707,400
*	Corautus Genetics, Inc.	1,542	1,141
* #	Corcept Therapeutics, Inc.	65,606	79,383
* #	Cortex Pharmaceuticals, Inc.	99,600	297,804
*	Corvel Corp.	28,300	877,300
*	Cotherix, Inc.	58,300	398,189
* #	Critical Therapeutics, Inc.	94,703	339,037
*	Criticare Systems, Inc.	35,000	124,250
*	Cross Country Healthcare, Inc.	96,257	1,580,540
*	CryoLife, Inc.	74,400	445,656
* #	Cubist Pharmaceuticals, Inc.	162,940	3,822,572
*	CuraGen Corp.	162,331	490,240
* #	Curative Health Services, Inc.	37,800	0
*	Curis, Inc.	130,759	164,756
*	Cutera, Inc.	35,600	826,632
* #	CV Therapeutics, Inc.	125,205	1,408,556
*	Cyberonics, Inc.	66,700	1,085,876
*	Cypress Bioscience, Inc.	96,133	692,158
*	Cytogen Corp.	64,070	152,487
*	Cytomedix, Inc.	22,100	64,532
* #	CytRx Corp.	1,700	2,941
	Datascope Corp.	45,134	1,486,263
*	Daxor Corp.	5,539	92,224
*	Del Global Technologies Corp.	10,627	15,941
* #	Dendreon Corp.	213,679	1,032,070
*	Dendrite International, Inc.	117,259	1,174,935
*	DepoMed, Inc.	119,034	574,934
*	Dialysis Corporation of America	2,484	32,168
*	Digene Corp.	69,600	2,898,840
*	Digirad Corp.	14,700	60,711

25

*	Dionex Corp.	60,015	3,025,956
* #	Discovery Laboratories, Inc.	171,223	291,079
*	Discovery Partners International, Inc.	76,518	279,291
*	Diversa Corp.	141,830	1,304,836
*	DJO, Inc.	68,300	2,634,331
* #	DOV Pharmaceutical, Inc.	66,928	63,582
*	Durect Corp.	186,328	678,234
* #	DUSA Pharmaceuticals, Inc.	45,361	180,537
*	Dyax Corp.	129,800	463,386
*	Dynacq Healthcare, Inc.	21,500	43,000
*	Dynavax Technologies Corp.	55,400	219,384
* #	Eclipsys Corp.	51,100	873,810
* #	Elite Pharmaceuticals, Inc.	52,900	126,960
*	Embrex, Inc.	23,899	263,606
*	Emeritus Corp.	32,824	645,976
* #	Emisphere Technologies, Inc.	83,642	691,719
*	Encision, Inc.	1,100	2,651
*	Encore Medical Corp.	210,654	1,346,079
* #	Encysive Pharmaceuticals, Inc.	160,898	709,560
*	Endocare, Inc.	25,000	51,250
*	Endologix, Inc.	104,651	406,046
*	Enpath Medical, Inc.	14,500	142,680
*	Entremed, Inc.	179,400	321,126
* #	Enzo Biochem, Inc.	96,704	1,235,877
*	Enzon Pharmaceuticals, Inc.	74,300	607,774
*	EP Medsystems, Inc.	14,500	21,025
* #	Epicept Corp.	13,101	38,910
*	EPIX Pharmaceuticals, Inc.	45,018	291,266
* #	eResearch Technology, Inc.	142,210	1,238,649
*	Escalon Medical Corp.	3,100	13,981
*	etrials Worldwide, Inc.	8,700	30,363
* #	ev3, Inc.	127,411	1,937,921
*	Exact Sciences Corp.	76,305	145,743
*	Exactech, Inc.	12,274	154,652
* #	Exelixis, Inc.	251,821	2,450,218
*	E-Z-EM, Inc.	31,462	465,323
*	Five Star Quality Care, Inc.	94,800	971,700
*	Genaera Corp.	22,300	10,035
*	Gene Logic, Inc.	84,972	147,851
*	Genesis HealthCare Corp.	58,750	2,675,475
* #	Genitope Corp.	103,900	302,349
* #	Genta, Inc.	289,475	442,897
*	Gentiva Health Services, Inc.	77,537	1,401,094
*	GenVec, Inc.	114,669	143,336
* #	Geron Corp.	175,009	1,228,563
*	Greatbatch, Inc.	63,200	1,545,872
*	GTC Biotherapeutics, Inc.	58,164	77,358
*	GTx, Inc.	24,000	227,760
*	Haemonetics Corp.	77,947	3,630,771
* #	Halozyme Therapeutics, Inc.	109,600	295,920
*	Hana Biosciences, Inc.	4,800	35,520
*	Hanger Orthopedic Group, Inc.	56,252	404,452
*	Harvard Bioscience, Inc.	91,317	396,316
*	HealthAxis, Inc.	750	990
*	HealthExtras, Inc.	125,010	3,841,557

26

*	HealthStream, Inc.	63,000	182,700
*	HealthTronics, Inc.	101,236	666,133
* #	Healthways, Inc.	96,000	4,955,520
* #	Hemispherx Biopharma, Inc.	180,600	415,380
*	Hi-Tech Pharmacal Co., Inc.	38,425	657,452
*	HMS Holdings Corp.	60,914	885,080
* #	Hollis-Eden Pharmaceuticals, Inc.	71,953	454,743
	Hooper Holmes, Inc.	192,300	626,898
*	Horizon Health Corp.	41,800	572,242
* #	Human Genome Sciences, Inc.	381,108	4,279,843
* #	Icagen, Inc.	6,500	6,175
* #	ICOS Corp.	151,333	3,719,765
*	ICU Medical, Inc.	43,350	1,907,834
*	IDM Pharma, Inc.	3,888	9,798
*	I-Flow Corp.	65,100	785,106
* #	Illumina, Inc.	132,642	4,467,383
* #	Immtech International, Inc.	36,500	235,425
*	Immucor, Inc.	203,427	4,225,179
*	Immunicon Corp.	82,763	388,986
*	ImmunoGen, Inc.	116,853	428,851
* #	Immunomedics, Inc.	164,100	369,225
*	IMPATH Bankruptcy Liquidating Trust	21,600	41,040
*	Impax Laboratories, Inc.	147,344	891,431
* #	Implant Sciences Corp.	31,300	80,441
*	Incyte Corp.	230,305	1,176,859
* #	Indevus Pharmaceuticals, Inc.	158,394	1,001,050
*	Inhibitex, Inc.	32,100	51,039
*	Innovative Clinical Solutions, Ltd.	568	2
* #	Inovio Biomedical Corp.	33,100	82,750
* #	Insite Vision, Inc.	18,000	32,940
*	Insmed, Inc.	152,418	184,426
*	Inspire Pharmaceuticals, Inc.	122,469	630,715
*	Integra LifeSciences Holdings	85,755	3,298,137
*	IntegraMed America, Inc.	19,108	180,953
* #	Interleukin Genetics, Inc.	20,100	126,831
*	Intermagnetics General Corp.	122,463	3,334,667
* #	InterMune, Inc.	97,200	1,675,728
* #	Interpharm Holdings, Inc.	55,800	79,794
*	IntraBiotics Pharmaceuticals, Inc.	18,700	65,450
*	IntraLase Corp.	25,800	485,298
* #	Introgen Therapeutics, Inc.	107,723	426,583
	Invacare Corp.	79,800	1,852,158
*	Inventiv Health, Inc.	84,577	2,632,882
*	Inverness Medical Innovations, Inc.	7,261	245,204
*	Iomed, Inc.	19,600	34,104
*	Iridex Corp.	23,049	190,846
*	IRIS International, Inc.	47,824	469,153
*	Isis Pharmaceuticals, Inc.	212,713	1,625,127
* #	Isolagen, Inc.	102,900	367,353
* #	Ista Pharmaceuticals, Inc.	77,745	446,256
* #	I-Trax, Inc.	109,000	345,530
*	IVAX Diagnostics, Inc.	16,600	21,580
*	iVow, Inc.	650	637
*	Kendle International, Inc.	41,803	1,104,435
*	Kensey Nash Corp.	34,654	938,430

27

*	Keryx Biopharmaceuticals, Inc.	123,250	1,692,223
	Kewaunee Scientific Corp.	2,137	18,197
*	Kindred Healthcare, Inc.	139,778	4,352,687
*	Kosan Biosciences, Inc.	88,206	299,018
*	K-V Pharmaceutical Co. Class A	106,050	2,368,097
*	K-V Pharmaceutical Co. Class B	20,275	454,160
*	Kyphon, Inc.	123,225	4,461,977
* #	La Jolla Pharmaceutical Co.	78,951	296,856
*	Lannet Co., Inc.	69,530	413,704
#	LCA-Vision, Inc.	62,225	2,739,767
*	Lectec Corp.	1,000	270
*	Lexicon Genetics, Inc.	193,918	810,577
*	Lifecell Corp.	100,800	3,042,144
*	Lifecore Biomedical, Inc.	39,530	604,018
* #	Ligand Pharmaceuticals, Inc. Class B	186,300	1,889,082
*	Lipid Sciences, Inc.	67,308	163,558
*	Luminex Corp.	92,743	1,763,044
*	Magellan Health Services, Inc.	80,925	3,890,065
* #	Mannkind Corp.	145,677	2,683,370
* #	Martek Biosciences Corp.	93,020	2,797,111
*	Matria Healthcare, Inc.	60,139	1,623,753
* #	Matritech, Inc.	26,900	15,064
*	Matrixx Initiatives, Inc.	28,475	486,068
*	Maxygen, Inc.	104,552	863,600
*	Medarex, Inc.	353,662	3,798,330
*	MedCath Corp.	53,149	1,498,802
*	Medical Action Industries, Inc.	30,339	741,485
*	Medical Staffing Network Holdings, Inc.	81,500	537,085
*	MEDTOX Scientific, Inc.	23,645	220,135
*	Memory Pharmaceuticals Corp.	59,500	60,095
*	Memry Corp.	86,700	198,543
* #	Merge Technologies, Inc.	64,244	476,048
	Meridian Bioscience, Inc.	75,656	1,805,152
*	Merit Medical Systems, Inc.	81,676	1,145,098
*	Metabasis Therapeutics, Inc.	49,799	293,316
*	Metropolitan Health Networks, Inc.	145,400	341,690
* #	MGI Pharma, Inc.	234,324	3,545,322
*	MicroIslet, Inc.	22,600	39,550
*	Micromet, Inc.	34,266	89,092
*	Microtek Medical Holdings, Inc.	131,216	456,632
*	Milestone Scientific, Inc.	17,500	26,250
*	Minrad International, Inc.	1,400	5,278
*	Miravant Medical Technologies	1,800	36
*	Molecular Devices Corp.	49,087	1,178,579
*	Molina Healthcare, Inc.	83,800	3,103,952
* #	Momenta Pharmaceuticals, Inc.	76,647	1,216,388
*	Monogram Biosciences, Inc.	311,835	561,303
*	MTS Medication Technologies	500	3,475
*	Myogen, Inc.	122,273	4,255,100
*	Myriad Genetics, Inc.	118,457	2,995,778
* #	Nabi Biopharmaceuticals	180,050	1,067,697
*	Nanogen, Inc.	120,410	260,086
* #	Nastech Pharmaceutical Co., Inc.	59,933	909,783
*	National Dentex Corp.	5,250	111,563
	National Home Health Care Corp.	7,065	71,180

28

*	National Medical Health Card Systems, Inc.	14,500	221,705
	National Research Corp.	12,185	299,446
*	Natus Medical, Inc.	51,600	674,928
* #	Nektar Therapeutics	259,583	4,547,894
*	Neogen Corp.	24,806	470,570
*	Neopharm, Inc.	76,217	378,798
*	Neose Technologies, Inc.	95,024	265,117
*	Neurobiological Technologies, Inc.	2,700	7,911
*	Neurogen Corp.	100,507	565,854
*	Neurometric, Inc.	35,430	960,507
*	New Brunswick Scientific Co., Inc.	18,195	141,011
* #	New River Pharmaceuticals, Inc.	106,258	2,771,209
* #	NitroMed, Inc.	65,778	192,072
*	NMT Medical, Inc.	36,599	517,510
*	North American Scientific, Inc.	39,350	65,715
* #	Northfield Laboratories, Inc.	80,285	870,289
*	NovaMed, Inc.	67,967	531,502
* #	Novavax, Inc.	178,171	753,663
* #	Noven Pharmaceuticals, Inc.	71,008	1,772,360
*	Novoste Corp.	6,550	16,375
*	NPS Pharmaceuticals, Inc.	128,720	574,091
*	Nutraceutical International Corp.	32,906	461,342
* #	Nutrition 21, Inc.	500	1,065
*	NuVasive, Inc.	96,052	1,974,829
*	Nuvelo, Inc.	155,381	3,217,941
* #	OCA, Inc.	40,451	1,214
* #	Occulogix, Inc.	12,200	24,644
*	Odyssey Healthcare, Inc.	99,300	1,592,772
* #	Omnicell, Inc.	81,476	1,460,050
* #	Onyx Pharmaceuticals, Inc.	117,100	1,769,381
*	Optical Sensors, Inc.	1,633	3,470
	Option Care, Inc.	97,650	1,290,933
*	OraSure Technologies, Inc.	133,050	912,723
*	Orchid Cellmark, Inc.	61,074	160,014
*	Orthologic Corp.	106,463	151,177
* #	Oscient Pharmaceutical Corp.	193,192	241,490
* #	OSI Pharmaceuticals, Inc.	899	33,506
*	Osteotech, Inc.	43,800	164,688
	Owens & Minor, Inc.	120,300	3,870,051
*	Oxigene, Inc.	81,350	288,793
* #	Pain Therapeutics, Inc.	129,822	1,051,558
* #	PainCare Holdings, Inc.	136,600	207,632
* #	Palatin Technologies, Inc.	165,862	408,021
*	Palomar Medical Technologies, Inc.	52,194	2,072,102
*	Panacos Pharmaceuticals, Inc.	141,037	796,859
*	Par Pharmaceutical Companies, Inc.	101,500	1,821,925
*	Parexel International Corp.	81,462	2,696,392
*	Patient Infosystems, Inc.	733	777
*	PDI, Inc.	41,259	544,206
*	Pediatric Services of America, Inc.	21,480	283,536
* #	Penwest Pharmaceuticals Co.	65,400	1,170,660
	Perrigo Co.	282,147	4,553,853
* #	Per-Se Technologies, Inc.	117,013	2,666,726
*	Pharmacopia Drug Discovery, Inc.	25,650	108,243
*	Pharmacyclics, Inc.	58,801	258,724

29

* #	Pharmanet Development Group, Inc.	47,818	935,798
* #	Pharmanetics, Inc.	100	2
*	Pharmion Corp.	96,140	1,786,281
*	PhotoMedex, Inc.	126,944	178,991
*	Point Therapeutics, Inc.	660	1,195
	PolyMedica Corp.	69,949	2,839,230
*	Possis Medical, Inc.	49,854	472,616
* #	Pozen, Inc.	86,367	1,071,814
*	PRAECIS Pharmaceuticals, Inc.	29,630	62,519
* #	Premier Laser Systems, Inc. Class A	3,400	3
*	Progenics Pharmaceuticals, Inc.	73,800	1,670,832
*	Prospect Medical Holdings, Inc.	1,200	7,080
*	Providence Service Corp.	34,953	832,580
*	ProxyMed, Inc.	39,079	203,992
*	PSS World Medical, Inc.	203,400	3,945,960
	Psychemedics Corp.	14,425	240,176
*	Psychiatric Solutions, Inc.	153,466	4,912,447
*	QuadraMed Corp.	51,306	101,073
*	Questcor Pharmaceuticals, Inc.	25,900	45,325
*	Quidel Corp.	99,435	1,137,536
* #	Quigley Corp.	24,206	214,949
*	Radiation Therapy Services, Inc.	69,500	2,009,940
*	Radiologix, Inc.	58,000	220,400
*	Regeneration Technologies, Inc.	83,140	447,293
*	Regeneron Pharmaceuticals, Inc.	158,637	2,519,156
* #	RegeneRx Biopharmaceuticals, Inc.	8,600	18,490
*	RehabCare Group, Inc.	43,800	642,984
* #	Renovis, Inc.	84,500	1,245,530
*	Repligen Corp.	87,300	281,979
*	Res-Care, Inc.	82,730	1,658,737
*	Retractable Technologies, Inc.	11,200	39,536
* #	Rigel Pharmaceuticals, Inc.	74,522	739,258
*	Rita Medical Systems, Inc.	122,521	389,617
*	Rochester Medical Corp.	14,370	223,669
*	Rural/Metro Corp.	13,600	101,864
*	Salix Pharmaceuticals, Ltd.	3,617	48,504
*	Sangamo BioSciences, Inc.	97,997	541,923
* #	Santarus, Inc.	133,336	1,069,355
*	Savient Pharmaceuticals, Inc.	185,500	1,202,040
*	SciClone Pharmaceuticals, Inc.	133,069	331,342
* #	Sciele Pharma, Inc.	105,964	1,854,370
* #	SCOLR Pharma, Inc.	28,700	143,500
*	Seattle Genetics, Inc.	118,665	548,232
*	Senesco Technologies, Inc.	27,100	40,108
*	Senomyx, Inc.	89,498	1,387,219
*	Sequenom, Inc.	16,135	34,690
*	SeraCare Life Sciences, Inc.	33,389	180,301
*	Signalife, Inc.	3,100	6,820
* #	Sirna Therapeutics, Inc.	206,675	1,167,714
#	Sirona Dental Systems, Inc.	46,900	1,426,698
* #	Solexa, Inc.	109,500	952,650
*	Sonic Innovations, Inc.	66,600	274,392
*	SonoSite, Inc.	46,945	1,489,565
*	Sonus Pharmaceuticals, Inc.	67,150	310,233
	Span-American Medical System, Inc.	2,800	36,092

30

* #	Specialized Health Products International, Inc.	18,567	12,440
*	Spectranetics Corp.	79,482	866,354
* #	Spectrum Pharmaceuticals, Inc.	68,608	261,396
*	SRI/Surgical Express, Inc.	8,700	40,238
* #	Staar Surgical Co.	72,300	495,255
*	StemCells, Inc.	2,500	5,800
*	Stereotaxis, Inc.	22,000	244,860
	Steris Corp.	121,300	2,884,514
	Stratagene Corp.	28,326	135,965
*	Strategic Diagnostics, Inc.	54,450	212,355
*	Sun Healthcare Group, Inc.	93,792	991,381
*	Sunesis Pharmaceuticals, Inc.	6,600	35,046
*	SunLink Health Systems, Inc.	1,048	8,426
*	Sunrise Senior Living, Inc.	116,230	3,429,947
* #	SuperGen, Inc.	146,959	715,690
* #	SurModics, Inc.	56,192	1,965,596
*	Symbion, Inc.	60,001	1,387,223
*	Symmetry Medical, Inc.	93,300	1,294,071
*	Synovis Life Technologies, Inc.	34,700	278,294
*	Tanox, Inc.	125,570	1,884,806
* #	Telik, Inc.	151,500	2,701,245
*	The Medicines Co.	145,292	3,277,788
*	Theragenics Corp.	92,700	288,297
*	Third Wave Technologies, Inc.	120,273	493,119
*	Thoratec Corp.	147,943	2,168,844
*	Threshold Pharmaceuticals, Inc.	85,400	176,778
*	Titan Pharmaceuticals, Inc.	103,200	250,776
*	TLC Vision Corp.	31,060	169,277
* #	Trestle Holdings, Inc.	250	21
*	Trimeris, Inc.	65,078	607,178
*	TriPath Imaging, Inc.	111,352	976,557
*	Tripos, Inc.	10,420	18,652
*	TriZetto Group, Inc.	124,232	1,704,463
*	U.S. Physical Therapy, Inc.	33,498	490,076
*	United Surgical Partners International, Inc.	124,357	3,509,355
* #	United Therapeutics Corp.	68,358	3,731,663
*	Urologix, Inc.	38,742	116,613
	Utah Medical Products, Inc.	10,158	309,514
	Valeant Pharmaceuticals International	76,200	1,498,092
*	Varian, Inc.	89,599	4,182,481
* #	Vascular Solutions, Inc.	43,400	353,710
*	Vaxgen, Inc.	41,100	149,193
*	Ventana Medical Systems, Inc.	101,142	4,717,263
*	ViaCell, Inc.	24,500	99,715
*	Viasys Healthcare, Inc.	94,000	2,492,880
*	Vical, Inc.	82,263	465,609
*	Virbac Corp.	21,300	110,654
*	ViroPharma, Inc.	192,274	2,405,348
*	Vision-Sciences, Inc.	5,000	6,850
*	VistaCare, Inc.	47,545	627,594
*	Vital Images, Inc.	38,292	1,124,253
	Vital Signs, Inc.	37,940	2,058,245
*	Vivus, Inc.	129,417	482,725
	West Pharmaceutical Services, Inc.	93,700	3,739,567
*	Wright Medical Group, Inc.	99,226	2,269,299

31

*	Xenoport, Inc.	4,300	94,342
	Young Innovations, Inc.	134	4,867
*	Zevex International, Inc.	11,066	112,984
* #	Zila, Inc.	133,329	390,654
*	Zoll Medical Corp.	27,962	1,060,039
* #	Zymogenetics, Inc.	197,014	3,810,251
Total Health Care			460,802,907

Industrials — (13.0%)
* #	3-D Systems Corp.	25,670	413,800
	AAON, Inc.	22,055	536,157
* #	AAR Corp.	109,983	2,453,721
*	Ablest, Inc.	2,100	13,545
	ABM Industries, Inc.	146,300	2,631,937
*	ABX Air, Inc.	163,183	905,666
*	Acco Brands Corp.	67,700	1,466,382
*	Accuride Corp.	58,600	639,326
	Aceto Corp.	71,875	506,719
*	Active Power, Inc.	142,756	435,406
	Actuant Corp.	79,080	3,566,508
	Acuity Brands, Inc.	81,700	3,491,041
	Administaff, Inc.	81,100	2,802,005
*	AeroCentury Corp.	300	1,542
*	Aerosonic Corp.	10,600	79,500
*	AirNet Systems, Inc.	21,500	68,370
*	Airtran Holdings, Inc.	263,200	3,013,640
	Alamo Group, Inc.	22,000	500,500
*	Alaska Air Group, Inc.	119,400	4,521,678
	Albany International Corp. Class A	84,072	2,935,794
*	Allied Defense Group, Inc.	16,600	315,234
*	Allied Holdings, Inc.	100	71
	Ambassadors International, Inc.	20,080	671,877
	American Ecology Corp.	54,450	1,057,964
*	American Locker Group, Inc.	300	1,365
* #	American Science & Engineering, Inc.	25,500	1,171,980
* #	American Superconductor Corp.	99,099	988,017
#	American Woodmark Corp.	47,776	1,506,377
	Ameron International Corp.	26,400	1,851,696
*	Amistar Corp.	1,600	2,720
*	AML Communications, Inc.	6,200	5,580
	Ampco-Pittsburgh Corp.	10,955	315,942
	Amrep Corp.	7,370	318,900
	Angelica Corp.	28,300	498,646
*	APAC Customer Services, Inc.	97,775	268,881
	Apogee Enterprises, Inc.	84,510	1,268,495
	Applied Industrial Technologies, Inc.	122,325	2,765,768
	Applied Signal Technologies, Inc.	33,400	490,980
*	Argon ST, Inc.	66,225	1,703,307
	Arkansas Best Corp.	75,800	3,346,570
* #	Armor Holdings, Inc.	48,900	2,585,343
* #	Arotech Corp.	4,620	10,534
	Art’s-Way Manufacturing Co., Inc.	200	1,238
*	Astec Industries, Inc.	61,900	1,460,221
*	Astronics Corp.	7,525	120,024
* #	ASV, Inc.	77,932	1,197,815

32

* #	ATA Holdings Corp.	24,879	0
*	Avalon Holding Corp. Class A	4,450	22,250
*	Aviall, Inc.	98,800	4,718,688
*	Axsys Technologies, Inc.	14,150	234,607
*	AZZ, Inc.	17,300	531,975
	Badger Meter, Inc.	41,700	1,091,289
*	Baker (Michael) Corp.	24,500	539,000
	Baldor Electric Co.	96,133	2,846,498
*	Baldwin Technology Co., Inc. Class A	12,900	65,661
	Banta Corp.	72,000	3,387,600
	Barnes Group, Inc.	148,100	2,431,802
*	Barrett Business Services, Inc.	33,400	677,686
*	BE Aerospace, Inc.	156,710	3,739,101
	BlueLinx Holdings, Inc.	79,400	839,258
	Bowne & Co., Inc.	88,600	1,366,212
	Brady Co. Class A	89,900	3,434,180
*	BTU International, Inc.	12,500	145,375
*	Butler International, Inc.	8,200	15,990
	C&D Technologies, Inc.	76,700	609,765
*	Cannon Express, Inc.	200	0
* #	Capstone Turbine Corp.	297,900	568,989
	Cascade Corp.	36,100	1,371,800
*	Casella Waste Systems, Inc. Class A	72,789	856,727
*	Catalytica Energy Systems, Inc.	19,291	21,027
*	CBIZ, Inc.	224,697	1,752,637
	CDI Corp.	57,500	1,204,625
*	Celadon Group, Inc.	68,802	1,274,901
	Central Parking Corp.	95,937	1,596,392
*	Cenveo, Inc.	159,700	3,353,700
* #	Ceradyne, Inc.	77,765	3,427,104
	Champion Industries, Inc.	22,947	149,156
*	Channell Commercial Corp.	7,200	22,536
	Chase Corp.	3,900	65,325
	Chicago Rivet & Machine Co.	200	4,597
	CIRCOR International, Inc.	44,290	1,270,680
#	Clarcor, Inc.	155,900	4,669,205
*	Clean Harbors, Inc.	58,554	2,446,972
*	Coinstar, Inc.	83,600	2,194,500
*	Columbus McKinnon Corp.	54,300	1,004,007
*	Comforce Corp.	12,877	31,935
	Comfort Systems USA, Inc.	120,800	1,574,024
*	Commercial Vehicle Group, Inc.	62,056	1,217,539
*	Competitive Technologies, Inc.	6,000	14,460
*	Compudyne Corp.	23,504	136,088
	CompX International, Inc.	5,000	80,250
*	COMSYS IT Partners, Inc.	56,299	1,038,717
*	Conrad Industries, Inc.	7,000	27,440
*	Consolidated Freightways Corp.	150	0
*	Consolidated Graphics, Inc.	41,182	2,560,697
* #	Continental Airlines, Inc.	197,200	4,947,748
*	Cornell Companies, Inc.	37,500	661,500
*	Corrpro Companies, Inc.	7,075	7,783
*	CoStar Group, Inc.	54,011	2,175,563
*	Covenant Transport, Inc. Class A	30,955	407,368
*	CPI Aerostructures, Inc.	14,966	65,850

33

*	CRA International, Inc.	34,300	1,543,157
*	Cross (A.T.) Co. Class A	14,300	89,089
*	Crown Andersen, Inc.	1,000	250
	Cubic Corp.	79,600	1,602,348
	Curtiss-Wright Corp.	131,400	4,085,226
* #	Delta Air Lines, Inc.	276,747	199,258
*	DHB Industries, Inc.	132,600	364,650
*	Diamond Management & Technology Consultants, Inc.	98,950	921,225
* #	Distributed Energy Systems Corp.	104,150	487,422
* #	Document Securities Systems, Inc.	37,200	336,660
*	Dollar Thrifty Automotive Group, Inc.	73,500	3,136,980
*	Ducommun, Inc.	29,200	506,036
*	Dynamex, Inc.	32,200	687,470
	Dynamic Materials Corp.	4,000	146,280
	Eastern Co.	4,850	105,851
	Ecology & Environment, Inc. Class A	2,000	20,300
	EDO Corp.	58,500	1,364,805
*	EGL, Inc.	117,944	3,605,548
*	Electro Rent Corp.	76,561	1,233,398
	ElkCorp	59,200	1,667,664
*	EMCOR Group, Inc.	91,200	5,056,128
* #	Encore Wire Corp.	67,469	2,534,136
* #	Energy Conversion Devices, Inc.	85,860	3,009,393
*	EnerSys	136,000	2,416,720
* #	ENGlobal Corp.	76,400	532,508
	Ennis, Inc.	76,600	1,581,790
*	EnPro Industries, Inc.	63,000	1,980,720
*	Environmental Tectonics Corp.	7,500	47,925
*	ESCO Technologies, Inc.	77,400	3,950,496
	Espey Manufacturing & Electronics Corp.	2,800	49,868
*	Essex Corp.	61,994	922,471
*	Esterline Technologies Corp.	76,300	2,672,789
*	Evercel, Inc.	466	555
* #	Evergreen Solar, Inc.	193,727	1,972,141
*	Exponent, Inc.	48,110	738,970
*	ExpressJet Holdings, Inc.	149,600	1,045,704
	Federal Signal Corp.	144,200	2,250,962
*	Fiberstars, Inc.	29,500	243,375
*	First Aviation Services, Inc.	6,100	22,021
*	First Consulting Group, Inc.	74,803	671,731
*	Flanders Corp.	76,397	767,790
#	Florida East Coast Industries, Inc.	89,200	4,854,264
*	Flow International Corp.	111,178	1,463,102
*	Flowserve Corp.	17,500	894,950
*	FLYi, Inc.	97	1
*	Fortune Industries, Inc.	100	435
#	Forward Air Corp.	100,100	3,217,214
*	Foster (L.B.) Co. Class A	9,700	216,795
	Franklin Electric Co., Inc.	68,095	3,282,860
* #	Frontier Airlines Holdings, Inc.	94,662	656,954
*	Frozen Food Express Industries, Inc.	51,982	389,345
* #	FTI Consulting, Inc.	116,425	2,600,935
* #	FuelCell Energy, Inc.	154,054	1,500,486
	G & K Services, Inc. Class A	61,555	2,042,395
*	Gardner Denver Machinery, Inc.	25,076	901,984

34

	GATX Corp.	40,500	1,502,955
*	Gehl Co.	34,850	909,585
	Gencorp, Inc.	159,811	2,200,597
*	General Cable Corp.	136,400	5,255,492
*	General Employment Enterprises, Inc.	3,000	4,980
*	Genesee & Wyoming, Inc.	108,275	2,694,965
*	Genlyte Group, Inc.	47,345	3,102,518
*	Global Payment Technologies, Inc.	5,400	7,560
* #	Global Power Equipment Group, Inc.	122,800	272,616
	Gorman-Rupp Co.	32,068	954,023
*	GP Strategies Corp.	46,160	334,660
*	Graftech International, Ltd.	295,300	1,609,385
	Graham Corp.	3,700	68,820
	Granite Construction, Inc.	38,900	2,086,985
	Greenbrier Companies, Inc.	46,200	1,283,436
*	Griffon Corp.	89,280	2,112,365
	Hardinge, Inc.	16,100	245,686
	Harland (John H.) Co.	80,500	3,007,480
*	Hawaiian Holdings, Inc.	134,975	533,151
*	Hawk Corp.	24,700	314,184
	Healthcare Services Group, Inc.	24,175	548,531
	Heartland Express, Inc.	285,461	4,590,213
#	Heico Corp.	71,800	2,378,734
	Heico Corp. Class A	44,065	1,193,280
*	Heidrick & Struggles International, Inc.	56,807	2,020,057
*	Henry Bros. Electronics, Inc.	4,900	17,591
*	Herley Industries, Inc.	42,000	559,440
* #	Hexcel Corp.	160,928	2,417,139
*	Hirsch International Corp. Class A	3,200	5,632
	Hi-Shear Technology Corp.	9,900	88,704
*	Hub Group, Inc. Class A	123,076	2,867,671
*	Hudson Highland Group, Inc.	65,560	656,911
*	Hudson Technologies, Inc.	4,700	5,734
*	Hurco Companies, Inc.	17,760	456,077
*	Huttig Building Products, Inc.	57,200	277,992
*	ICT Group, Inc.	32,697	946,578
*	IHS, Inc.	96,700	2,901,967
*	II-VI, Inc.	88,104	1,856,351
	IKON Office Solutions, Inc.	371,160	5,289,030
*	Industrial Distribution Group, Inc.	24,306	205,386
*	Infrasource Services, Inc.	121,100	2,093,819
*	Innotrac Corp.	16,300	65,689
*	Innovative Solutions & Support, Inc.	51,350	752,791
*	Insituform Technologies, Inc. Class A	78,119	1,792,831
* #	Integrated Alarm Services Group, Inc.	13,200	50,820
* #	Integrated Electrical Services, Inc.	5,757	94,300
*	Interline Brands, Inc.	19,200	480,768
	International Aluminum Corp.	3,000	108,720
*	International Shipholding Corp.	8,000	99,200
	Interpool, Inc.	56,600	1,228,220
*	Intersections, Inc.	53,374	504,384
* #	Ionatron, Inc.	209,785	1,285,982
*	Jacuzzi Brands, Inc.	228,678	2,268,486
*	JPS Industries, Inc.	8,900	29,815
*	K&F Industries Holdings, Inc.	18,300	343,674

35

*	Kadant, Inc.	35,720	942,294
	Kaman Corp. Class A	69,500	1,244,745
*	Kansas City Southern	135,200	3,562,520
#	Kaydon Corp.	84,600	3,224,106
	Kelly Services, Inc. Class A	94,766	2,588,059
*	Kenexa Corp.	29,500	754,020
*	Key Technology, Inc.	4,900	60,270
*	Kforce, Inc.	118,755	1,461,874
*	Kirby Corp.	700	20,531
#	Knight Transportation, Inc.	251,079	4,316,048
	Knoll, Inc.	96,700	1,724,161
*	Korn/Ferry International	124,400	2,540,248
*	K-Tron International, Inc.	4,411	255,838
*	LaBarge, Inc.	44,000	473,000
*	Labor Ready, Inc.	158,100	2,708,253
*	Ladish Co., Inc.	42,600	1,489,722
	Lawson Products, Inc.	13,287	512,878
*	Layne Christensen Co.	45,779	1,388,019
*	Learning Tree International, Inc.	48,781	366,833
*	LECG Corp.	70,700	1,198,365
*	LGL Group, Inc.	2,000	15,700
	Lindsay Manufacturer Co.	34,600	986,792
*	LMI Aerospace, Inc.	32,441	591,075
	LSI Industries, Inc.	60,083	1,101,321
*	Lydall, Inc.	40,700	347,171
*	M&F Worldwide Corp.	56,600	905,034
*	Mac-Gray Corp.	28,600	336,050
*	Magnetek, Inc.	78,500	255,910
*	MAIR Holdings, Inc.	53,016	268,791
*	Marten Transport, Ltd.	62,982	1,049,280
*	Maxco, Inc.	3,000	29,250
	McGrath Rentcorp.	72,314	1,648,759
*	Meadow Valley Corp.	2,300	23,000
*	Media Sciences International, Inc.	2,800	12,880
* #	Medialink Worldwide, Inc.	9,900	31,284
*	Merrimac Industries, Inc.	2,960	29,304
*	Mesa Air Group, Inc.	101,235	799,757
	Met-Pro Corp.	30,282	386,096
*	MFRI, Inc.	15,305	155,805
* #	Microvision, Inc.	57,123	74,260
*	Middleby Corp.	22,487	1,766,129
* #	Midwest Air Group, Inc.	53,900	369,754
* #	Milacron, Inc.	150,305	130,765
* #	Millennium Cell, Inc.	57,100	69,091
*	Miller Industries, Inc.	32,680	586,279
	Mine Safety Appliances Co.	109,700	3,888,865
*	Misonix, Inc.	20,100	82,008
*	Mobile Mini, Inc.	105,730	2,846,252
*	Modtech Holdings, Inc.	50,350	270,883
*	Moog, Inc. Class A	112,400	3,669,860
*	Moog, Inc. Class B	4,850	158,450
*	MPW Industrial Services Group, Inc.	5,400	13,635
*	MTC Technologies, Inc.	44,148	927,108
#	Mueller Industries, Inc.	110,845	4,247,580
	Multi-Color Corp.	5,714	164,849

36

*	M-Wave, Inc.	2,300	1,840
	NACCO Industries, Inc. Class A	6,400	854,592
*	Nashua Corp.	6,400	42,048
*	National Patent Development Corp.	14,160	21,665
*	National Technical Systems, Inc.	21,100	141,370
*	Navigant Consulting, Inc.	156,900	3,089,361
*	NCI Building Systems, Inc.	59,100	3,211,494
*	NCO Group, Inc.	93,322	2,445,050
	Nordson Corp.	97,875	3,918,915
*	North America Galvanizing & Coatings, Inc.	6,500	34,450
* #	Northwest Airlines Corp.	60,357	32,593
*	NuCo2, Inc.	44,700	1,218,075
*	Odyssey Marine Exploration, Inc.	133,700	347,620
*	Old Dominion Freight Line, Inc.	111,822	3,569,358
*	Omega Flex, Inc.	16,200	401,760
*	On Assignment, Inc.	75,515	719,658
*	Orbit International Corp.	1,977	10,972
*	Orbital Sciences Corp.	179,052	3,239,051
*	P.A.M. Transportation Services, Inc.	20,250	504,428
*	Paragon Technologies, Inc.	9,400	74,730
*	Park-Ohio Holdings Corp.	29,235	399,058
*	Patrick Industries, Inc.	5,475	69,697
*	Patriot Transportation Holding, Inc.	3,452	231,733
*	Peerless Manufacturing Co.	3,696	89,074
* #	Pemco Aviation Group, Inc.	950	7,553
*	Perini Corp.	75,700	1,814,529
*	PHH Corp.	154,900	3,889,539
*	Pinnacle Airlines Corp.	64,000	476,800
* #	Plug Power, Inc.	221,443	1,049,640
	Portec Rail Products, Inc.	16,500	165,330
*	Powell Industries, Inc.	19,730	434,257
*	Power-One, Inc.	258,161	1,752,913
*	PPT Vision, Inc.	1,700	680
	Preformed Line Products Co.	8,071	301,452
* #	PRG-Schultz International, Inc.	16,122	46,270
	Providence & Worcester Railroad Co.	3,800	75,050
#	PW Eagle, Inc.	35,600	1,241,372
*	Quality Distribution, Inc.	57,200	828,828
* #	Quanta Services, Inc.	297,200	5,269,356
	Quipp, Inc.	1,400	11,270
	Quixote Corp.	25,640	433,829
*	RailAmerica, Inc.	112,700	1,137,143
	Raven Industries, Inc.	52,350	1,462,136
*	RCM Technologies, Inc.	10,727	53,313
#	Regal-Beloit Corp.	89,104	3,845,729
*	Republic Airways Holdings, Inc.	122,778	1,957,081
*	Resources Connection, Inc.	144,436	3,524,238
	Robbins & Myers, Inc.	39,100	1,126,080
	Rollins, Inc.	203,650	4,325,526
*	Rush Enterprises, Inc. Class A	50,971	891,993
*	Rush Enterprises, Inc. Class B	6,800	111,316
*	Saia, Inc.	37,454	1,151,711
	Schawk, Inc.	22,800	436,392
*	School Specialty, Inc.	66,000	2,358,180
	Schuff International, Inc.	6,800	71,400

37

*	Secom General Corp.	140	148
*	Sequa Corp. Class A	6,700	615,060
*	Sequa Corp. Class B	2,500	229,288
	Servidyne, Inc.	330	1,337
*	Servotronics, Inc.	1,100	7,183
*	Shaw Group, Inc.	173,107	4,355,372
*	SIFCO Industries, Inc.	5,650	23,448
* #	Simclar, Inc.	6,400	29,440
#	Simpson Manufacturing Co., Inc.	36,849	970,971
*	Sirva, Inc.	210,200	636,906
*	Sitel Corp.	214,000	642,000
	Skywest, Inc.	150,896	3,647,156
*	SL Industries, Inc.	9,500	168,150
	Smith (A.O.) Corp.	67,550	2,709,431
*	Smithway Motor Xpress Corp. Class A	3,900	32,097
*	SPACEHAB, Inc.	25,866	23,021
	Sparton Corp.	8,740	76,999
*	Spherion Corp.	162,820	1,216,265
*	Spherix, Inc.	11,700	15,561
* #	Spire Corp.	19,841	146,030
* #	Standard Automotive Corp.	4,400	0
*	Standard Parking Corp.	29,326	994,151
	Standard Register Co.	67,500	866,025
	Standex International Corp.	37,100	1,092,595
	Starrett (L.S.) Co. Class A	4,700	65,565
*	Sterling Construction Co., Inc.	30,400	600,400
*	Stonepath Group, Inc.	65,000	14,300
*	Strategic Distribution, Inc.	2,929	39,542
	Sun Hydraulics, Inc.	31,675	624,631
*	Superior Essex, Inc.	60,418	2,157,527
	Supreme Industries, Inc.	13,808	89,338
	Synagro Techonologies, Inc.	189,935	757,841
	Sypris Solutions, Inc.	51,747	451,751
*	SYS	35,100	83,187
* #	Taser International, Inc.	179,700	1,396,269
	TB Wood’s Corp.	7,400	82,066
*	Team, Inc.	23,900	574,078
*	TeamStaff, Inc.	19,500	25,350
	Tech/Ops Sevcon, Inc.	4,100	26,732
	Technology Research Corp.	16,750	73,030
	Tecumseh Products Co. Class A	38,900	577,665
*	Teledyne Technologies, Inc.	102,700	3,937,518
*	TeleTech Holdings, Inc.	208,496	3,148,290
	Tennant Co.	55,700	1,507,242
*	Tetra Tech, Inc.	172,196	2,858,454
*	The Advisory Board Co.	56,697	2,881,342
*	The Geo Group, Inc.	38,400	1,715,328
* #	The Lamson & Sessions Co.	46,800	1,182,636
	Thomas Group, Inc.	3,900	39,780
*	Timco Aviation Services, Inc.	153	584
#	Titan International, Inc.	19,000	334,780
	Todd Shipyards Corp.	6,400	121,920
*	Trailer Bridge, Inc.	9,500	66,880
*	Transtechnology Corp.	6,100	74,969
*	TRC Companies, Inc.	42,800	404,460

38

	Tredegar Industries, Inc.	108,191	1,785,152
* #	Trex Co., Inc.	44,900	1,209,157
	Trinity Industries, Inc.	29,650	989,124
	Triumph Group, Inc.	42,402	1,863,992
*	TRM Corp.	28,100	81,490
*	Tufco Technologies, Inc.	4,600	31,280
* #	TurboChef Technologies, Inc.	76,933	776,254
	Twin Disc, Inc.	17,300	600,310
*	U.S. Home Systems, Inc.	23,635	225,714
*	U.S. Xpress Enterprises, Inc. Class A	10,523	219,194
	UAP Holding Corp.	153,100	3,189,073
* #	Ultralife Batteries, Inc.	42,830	421,019
#	United Industrial Corp.	32,400	1,745,388
*	United Rentals, Inc.	111,600	2,417,256
*	United Stationers, Inc.	91,609	4,198,440
	Universal Forest Products, Inc.	54,005	2,633,284
*	Universal Security Instruments, Inc.	2,527	59,233
*	Universal Truckload Services, Inc.	8,900	245,640
* #	UQM Technologies, Inc.	71,600	222,676
*	URS Corp.	6,813	276,267
*	USA Truck, Inc.	31,835	530,689
* #	Valence Technology, Inc.	20,900	38,038
	Valley National Gases, Inc.	6,101	190,229
	Valmont Industries, Inc.	73,500	3,833,760
*	Valpey Fisher Corp.	1,650	5,907
*	Versar, Inc.	23,400	91,494
	Viad Corp.	64,100	2,271,063
	Vicor Corp.	87,319	1,096,727
*	Volt Information Sciences, Inc.	45,000	1,918,800
	VSE Corp.	4,930	155,640
	Wabash National Corp.	88,400	1,219,036
	Wabtec Corp.	140,700	3,969,147
	Washington Group International, Inc.	74,115	4,388,349
*	Waste Connections, Inc.	76,100	2,798,197
	Waste Industries USA, Inc.	40,100	949,969
#	Watsco, Inc. Class A	61,500	2,702,310
	Watsco, Inc. Class B	1,350	59,616
	Watson Wyatt & Co. Holdings	122,700	4,866,282
	Watts Water Technologies, Inc.	73,500	2,279,235
	Werner Enterprises, Inc.	180,294	3,340,848
*	Westaff, Inc.	28,300	109,521
* #	Western Power & Equipment Corp.	3,273	3,338
*	Willis Lease Finance Corp.	9,400	76,798
* #	Wolverine Tube, Inc.	43,700	213,693
	Woodward Governor Co.	100,268	3,376,024
*	World Air Holdings, Inc.	5,033	44,341
	WSI Industries, Inc.	2,000	5,760
*	Xanser Corp.	100,576	512,938
	Zareba Systems, Inc.	300	1,101
Total Industrials			502,026,242

Information Technology — (17.2%)
*	24/7 Real Media, Inc.	140,480	1,275,558
*	3Com Corp.	104,194	461,579
* #	8X8, Inc.	19,200	19,008

39

*	Acacia Research-Acacia Technologies	20,260	217,998
*	Access Integrated Technologies, Inc.	64,200	580,368
*	ACE*COMM Corp.	7,300	18,469
*	Actel Corp.	77,535	1,203,343
*	ActivIdentity Corp.	135,943	672,918
*	Actuate Corp.	180,900	683,802
*	Adaptec, Inc.	330,900	1,363,308
*	ADDvantage Technologies Group, Inc.	10,367	41,986
*	ADE Corp.	35,200	1,132,384
*	Adept Technology, Inc.	2,150	32,465
*	Advanced Energy Industries, Inc.	133,964	1,925,063
* #	Advanced Photonix, Inc.	9,000	17,910
* #	Advent Software, Inc.	89,685	2,937,184
*	Aehr Test Systems	8,500	85,000
*	Aeroflex, Inc.	222,550	2,318,971
*	Aetrium, Inc.	29,835	143,208
*	Agile Software Corp.	170,671	984,772
	Agilysys, Inc.	82,488	1,115,238
*	Airspan Networks, Inc.	115,600	315,588
	Allen Organ Co. Class B	800	57,600
*	Alliance Semiconductor Corp.	96,100	295,027
*	Allied Motion Technologies, Inc.	2,800	13,132
*	Altiris, Inc.	86,900	1,963,940
	American Software, Inc. Class A	63,605	392,443
*	American Technical Ceramics Corp.	16,050	209,453
*	AMIS Holdings, Inc.	262,828	2,394,363
* #	Amkor Technology, Inc.	530,969	3,010,594
*	Ampex Corp. Class A	5,825	92,618
*	Amtech Systems, Inc.	8,504	58,422
*	Anadigics, Inc.	141,000	1,051,860
*	Analex Corp.	36,800	81,328
*	Analysts International Corp.	60,586	132,683
* #	Analytical Surveys, Inc.	730	445
*	Anaren, Inc.	50,700	1,143,792
*	Ansoft Corp.	70,678	1,699,099
*	Answerthink, Inc.	131,133	373,729
* #	Ansys, Inc.	89,488	4,182,669
*	APA Enterprises, Inc.	11,400	16,530
*	Apogee Technology, Inc.	5,300	4,505
*	Applied Innovation, Inc.	33,100	106,913
*	Applied Micro Circuits Corp.	861,048	2,350,661
*	Applix, Inc.	25,700	208,427
* #	Aptimus, Inc.	5,901	47,208
* #	aQuantive, Inc.	179,525	4,452,220
* #	Ardent Communications, Inc.	12,900	26
*	Ariba, Inc.	223,721	1,852,410
*	Arris Group, Inc.	320,800	3,676,368
*	Art Technology Group, Inc.	334,285	915,941
* #	ASA International, Ltd.	640	2,096
* #	Ascendia Brands, Inc.	40,200	93,666
*	Aspen Technology, Inc.	159,564	1,780,734
*	Astea International, Inc.	2,800	14,336
	Astro-Med, Inc.	11,912	125,076
*	Asyst Technologies, Inc.	145,300	1,088,297
*	Atari, Inc.	294,584	203,263

40

* #	Atheros Communications	154,796	2,518,531
*	Atmel Corp.	3,300	19,041
*	ATMI, Inc.	109,633	3,165,105
*	Authentidate Holding Corp.	99,800	210,578
*	Autobytel, Inc.	90,900	254,520
*	Avanex Corp.	430,395	757,495
* #	Avici Systems, Inc.	40,043	347,173
*	Avocent Corp.	132,065	3,992,325
*	Aware, Inc.	70,059	360,103
*	Axcelis Technologies, Inc.	303,000	1,905,870
*	Axesstel, Inc.	57,700	92,320
*	AXS-One, Inc.	83,200	95,680
*	AXT, Inc.	69,200	229,052
* #	Bankrate, Inc.	52,157	1,482,302
*	BearingPoint, Inc.	89,300	746,548
	Bel Fuse, Inc. Class A	2,500	78,125
	Bel Fuse, Inc. Class B	27,162	1,004,179
	Belden CDT, Inc.	127,639	4,561,818
*	Bell Industries, Inc.	8,700	25,143
*	Bell Microproducts, Inc.	79,631	388,599
*	Benchmark Electronics, Inc.	186,400	4,648,816
*	BISYS Group, Inc.	181,000	1,862,490
*	Bitstream, Inc.	8,200	59,696
	Black Box Corp.	50,700	1,953,978
*	Blackboard, Inc.	83,164	2,216,321
*	Blonder Tongue Laboratories, Inc.	9,500	13,300
*	Blue Coat Systems, Inc.	36,186	615,524
	Bogen Communications International, Inc.	12,100	82,280
* #	Bookham, Inc.	160,528	510,479
*	Borland Software Corp.	221,400	1,301,832
*	Bottomline Technologies, Inc.	66,106	667,010
*	Brightpoint, Inc.	144,780	2,409,139
* #	BroadVision, Inc.	23,700	14,220
*	Brocade Communications Systems, Inc.	111,924	693,929
*	Brooks Automation, Inc.	215,534	2,995,923
*	BSQUARE Corp.	27,678	54,249
*	Cabot Microelectronics Corp.	72,600	2,282,544
*	CalAmp Corp.	66,728	449,079
*	California Micro Devices Corp.	62,000	274,040
*	Callidus Software, Inc.	31,000	145,390
*	CallWave, Inc.	58,900	177,289
	CAM Commerce Solutions, Inc.	10,100	204,020
*	Captaris, Inc.	78,328	405,739
*	Carreker Corp.	76,279	499,627
*	Carrier Access Corp.	102,089	920,843
	Cass Information Systems, Inc.	209	11,094
*	Catalyst Semiconductor, Inc.	47,640	169,598
*	Catapult Communications Corp.	39,991	388,313
*	C-COR, Inc.	144,000	1,144,800
*	CellStar Corp.	28,818	80,690
*	Centillium Communications, Inc.	116,889	230,271
*	CEVA, Inc.	55,126	313,116
*	Checkpoint Systems, Inc.	112,600	2,043,690
*	Cherokee International Corp.	55,442	190,166
*	Chordiant Software, Inc.	238,825	637,663

41

*	Ciber, Inc.	169,812	1,122,457
*	Ciena Corp.	122,500	483,875
*	Ciprico, Inc.	8,633	39,798
*	Cirrus Logic, Inc.	262,620	1,922,378
*	Clarus Corp.	32,700	228,900
*	ClearOne Communications, Inc.	11,070	36,642
*	CMGI, Inc.	121,600	134,976
*	CNET Networks, Inc.	51,752	488,021
	Cognex Corp.	139,800	3,569,094
*	Cognitronics Corp.	4,350	9,353
*	Coherent, Inc.	92,978	3,371,382
	Cohu, Inc.	61,998	1,039,706
*	Comarco, Inc.	17,636	164,456
* #	Commerce One, Inc.	45,000	0
* #	CommScope, Inc.	154,000	4,498,340
	Communications Systems, Inc.	8,360	77,664
*	Computer Horizons Corp.	97,418	433,510
*	Computer Task Group, Inc.	49,800	170,316
* #	Comtech Telecommunications Corp.	68,500	2,242,005
*	Concur Technologies, Inc.	107,403	1,496,124
*	Concurrent Computer Corp.	207,000	318,780
*	Conexant Systems, Inc.	1,062,406	2,188,556
* #	Convera Corp.	127,874	796,655
*	Corillian Corp.	130,083	343,419
*	Cosine Communications, Inc.	22,621	59,267
*	Covansys Corp.	110,006	1,887,703
* #	C-Phone Corp.	8,900	71
*	Cray, Inc.	55,562	708,416
*	Credence Systems Corp.	279,598	707,383
*	Critical Path, Inc.	2,200	363
*	Crossroads Systems, Inc.	21,669	31,420
* #	CSG Systems International, Inc.	143,132	3,853,113
*	CSP, Inc.	4,900	39,592
	CTS Corp.	96,159	1,413,537
*	CVD Equipment Corp.	6,100	18,788
*	Cyberoptics Corp.	26,011	339,964
*	Cybersource Corp.	103,800	1,136,610
* #	Cymer, Inc.	96,486	3,970,399
	Daktronics, Inc.	117,016	2,442,124
*	Data I/O Corp.	7,400	27,010
*	Data Systems & Software, Inc.	7,100	22,720
*	Datalink Corp.	32,200	269,192
	Dataram Corp.	24,100	111,101
*	DataTRAK International, Inc.	7,600	45,448
*	Datawatch Corp.	4,032	11,854
*	Delphax Technologies, Inc.	6,300	14,868
*	Digi International, Inc.	69,326	919,263
*	Digimarc Corp.	60,965	420,049
*	Digital Angel Corp.	132,600	351,390
*	Digital Insight Corp.	101,002	2,627,062
* #	Digital River, Inc.	93,000	4,514,220
*	Digitas, Inc.	263,156	2,352,615
*	Diodes, Inc.	76,639	2,869,364
*	Ditech Networks, Inc.	97,355	857,698
*	DocuCorp International, Inc.	34,074	272,592

42

*	Document Sciences Corp.	14,200	85,200
*	Dot Hill Systems Corp.	125,960	448,418
*	DPAC Technologies Corp.	1,261	189
*	DSP Group, Inc.	90,900	2,224,323
*	DTS, Inc.	52,749	969,527
*	Dycom Industries, Inc.	127,366	2,579,162
*	Dynamics Research Corp.	24,408	255,308
* #	EarthLink, Inc.	365,397	2,685,668
*	EasyLink Services Corp.	1,393	4,527
*	Echelon Corp.	116,106	1,022,894
*	eCollege.com, Inc.	63,575	789,602
*	EDGAR Online, Inc.	76,484	289,110
*	Edgewater Technology, Inc.	19,613	113,167
*	EFJ, Inc.	74,200	526,820
*	eFunds Corp.	134,906	3,132,517
*	Elecsys Corp.	600	2,562
*	Electro Scientific Industries, Inc.	83,593	1,664,337
*	Electroglas, Inc.	63,500	173,355
*	Electronics for Imaging, Inc.	165,300	3,808,512
*	eLoyalty Corp.	22,000	356,620
*	Embarcadero Technologies, Inc.	75,350	487,515
* #	EMCORE Corp.	151,050	1,140,428
*	EMS Technologies, Inc.	43,974	803,845
*	Emulex Corp.	247,000	4,278,040
*	En Pointe Technologies, Inc.	6,400	16,896
* #	Endwave Corp.	33,500	432,485
*	Entegris, Inc.	398,031	4,322,617
*	Entrust, Inc.	167,600	593,304
*	Epicor Software Corp.	158,655	1,964,149
*	EPIQ Systems, Inc.	52,177	776,394
*	ePlus, Inc.	22,790	221,063
* #	Equinix, Inc.	82,920	4,781,996
*	eSpeed, Inc.	89,400	751,854
*	ESS Technology, Inc.	110,500	143,650
* #	Euronet Worldwide, Inc.	106,736	2,593,685
*	Evans & Sutherland Computer Corp.	12,543	52,179
*	Evolving Systems, Inc.	12,200	12,322
*	Exar Corp.	111,508	1,558,882
*	Excel Technology, Inc.	33,772	988,844
*	Extreme Networks, Inc.	353,014	1,302,622
*	Ezenia!, Inc.	200	452
* #	FalconStor Software, Inc.	139,805	989,819
*	Faro Technologies, Inc.	41,660	733,633
*	FEI Co.	101,750	2,112,330
*	Filenet Corp.	122,180	4,268,969
* #	Finisar Corp.	890,356	3,303,221
*	Firstwave Technologies, Inc.	2,500	5,325
*	Forgent Networks, Inc.	70,600	27,534
*	FormFactor, Inc.	102,056	4,925,223
*	Forrester Research, Inc.	65,265	1,926,623
	Frequency Electronics, Inc.	14,800	177,600
*	FSI International, Inc.	90,400	524,320
* #	Gartner Group, Inc.	333,300	5,196,147
*	Gateway, Inc.	619,013	1,238,026
* #	Genesis Microchip, Inc.	91,962	1,188,149

43

*	Gerber Scientific, Inc.	67,900	1,047,018
	Gevity HR, Inc.	80,510	2,069,912
*	Giga-Tronics, Inc.	4,500	6,705
*	Glenayre Technologies, Inc.	199,077	521,582
* #	Global e-Point, Inc.	2,908	3,693
*	Global Imaging Systems, Inc.	155,612	3,412,571
*	Globecomm Systems, Inc.	19,874	136,534
* #	GlobeTel Communications Corp.	236,100	118,050
*	Globix Corp.	88,000	424,160
*	Goldleaf Financial Solutions, Inc.	945	1,342
*	Greenfield Online, Inc.	73,100	673,982
*	GSE Systems, Inc.	12,326	47,455
*	GTSI Corp.	25,820	211,466
*	Halifax Corp.	1,000	2,400
*	Harmonic, Inc.	214,946	1,334,815
*	Hauppauge Digital, Inc.	27,920	120,894
#	Heartland Payment Systems, Inc.	43,300	1,169,533
*	HEI, Inc.	23,150	62,042
*	hi/fn, Inc.	40,300	210,769
*	Hittite Microwave Corp.	85,736	3,873,552
*	Hutchinson Technology, Inc.	69,500	1,434,480
*	Hypercom Corp.	155,600	1,453,304
*	I.D. Systems, Inc.	30,840	685,265
* #	i2 Technologies, Inc.	25,900	422,170
*	iBasis, Inc.	19,000	160,740
*	Ibis Technology Corp.	31,100	87,702
*	iCAD, Inc.	3,500	4,900
*	iGATE Capital Corp.	153,523	727,699
*	ImageWare Systems, Inc.	35,700	56,406
*	I-many, Inc.	46,200	91,014
	Imation Corp.	102,300	4,054,149
*	Immersion Corp.	71,200	420,080
*	Indus International, Inc.	170,200	348,910
* #	Infocrossing, Inc.	63,791	764,216
*	InFocus Corp.	111,189	300,210
*	Informatica Corp.	258,400	3,782,976
*	Inforte Corp.	33,700	138,507
*	InfoSpace, Inc.	92,346	2,052,852
	infoUSA, Inc.	134,005	1,106,881
*	Innodata Isogen, Inc.	69,900	125,820
*	Innovex, Inc.	55,800	148,428
*	InPlay Technologies, Inc.	10,200	16,626
*	Insight Enterprises, Inc.	139,241	2,507,730
*	Insightful Corp.	6,200	15,934
*	InsWeb Corp.	1,633	3,560
	Integral Systems, Inc.	32,975	1,036,734
*	Integral Vision, Inc.	2,200	2,090
*	Integrated Silicon Solution, Inc.	98,054	510,861
* #	Intelli-Check, Inc.	34,900	214,635
*	Intelligent Systems Corp.	4,400	8,844
*	Intelligroup, Inc.	30,400	45,296
*	Interactive Intelligence, Inc.	49,241	570,703
* #	Interdigital Communications Corp.	159,600	5,303,508
* #	Intergraph Corp.	88,100	3,291,416
*	Interlink Electronics, Inc.	35,900	104,110

44

*	Intermec, Inc.	46,200	1,384,152
*	Internap Network Services Corp.	20,800	248,560
* #	International DisplayWorks, Inc.	132,600	775,710
*	Internet Capital Group, Inc.	114,515	1,030,635
*	Internet Commerce Corp.	3,900	13,572
*	Internet Security Systems, Inc.	131,751	3,644,233
*	Interphase Corp.	17,500	157,150
	Inter-Tel, Inc.	76,500	1,686,060
*	Intervideo, Inc.	40,608	514,909
*	Intervoice, Inc.	111,018	789,338
*	Interwoven, Inc.	128,107	1,405,334
*	Intest Corp.	19,000	110,580
*	Intevac, Inc.	60,936	1,023,725
*	IntriCon Corp.	13,750	67,925
*	Intrusion, Inc.	4,050	1,701
*	INX, Inc.	11,500	73,025
*	Iomega Corp.	139,295	392,812
*	iPass, Inc.	75,000	342,000
* #	IPIX Corp.	4,350	261
*	Island Pacific, Inc.	73,700	6,633
*	Iteris, Inc.	25,120	62,800
*	Itron, Inc.	73,500	4,114,530
*	Ixia	186,947	1,878,817
*	IXYS Corp.	99,024	869,431
*	j2 Global Communications, Inc.	149,064	3,745,978
*	Jaco Electronics, Inc.	5,859	19,454
*	JDA Software Group, Inc.	84,412	1,400,395
*	JMAR Industries, Inc.	23,100	11,550
*	Jupitermedia Corp.	101,769	726,631
*	Keane, Inc.	174,964	2,708,443
	Keithley Instruments, Inc.	41,600	470,496
*	Kemet Corp.	226,623	1,865,107
*	Key Tronic Corp.	29,177	149,678
*	Keynote Systems, Inc.	28,100	298,703
*	Kintera, Inc.	43,411	68,155
*	Knova Software, Inc.	290	1,146
* #	Komag, Inc.	89,109	3,204,360
*	Kopin Corp.	191,691	718,841
*	Kronos, Inc.	92,955	2,836,987
*	Kulicke & Soffa Industries, Inc.	152,834	1,202,804
*	KVH Industries, Inc.	44,328	531,936
* #	L-1 Identity Solutions, Inc.	200,539	3,026,145
	Landauer, Inc.	26,300	1,260,296
*	Lantronix, Inc.	14,600	22,922
*	LaserCard Corp.	33,324	331,241
*	Lattice Semiconductor Corp.	342,351	2,506,009
*	Lawson Software, Inc.	514,906	3,429,274
*	LeCroy Corp.	38,513	494,892
*	Level 8 Systems, Inc.	129	2
*	Lightbridge, Inc.	81,876	974,324
*	LightPath Technologies, Inc.	1,850	6,734
*	Lionbridge Technologies, Inc.	173,046	1,232,088
* #	Littlefuse, Inc.	66,400	2,397,704
*	Logic Devices, Inc.	6,500	13,585
*	LogicVision, Inc.	52,141	68,305

45

*	Logility, Inc.	35,687	290,492
*	LoJack Corp.	55,300	1,154,664
*	LookSmart, Ltd.	65,991	159,038
*	LTX Corp.	184,596	935,902
* #	Lumera Corp.	2,800	6,244
* #	Macrovision Corp.	155,093	3,610,565
*	Magma Design Automation, Inc.	103,583	785,159
*	Mai Systems Corp. Escrow Shares	3	0
*	Management Network Group, Inc.	70,900	116,276
*	Manatron, Inc.	1,102	6,954
*	Manhattan Associates, Inc.	82,394	1,912,365
*	ManTech International Corp. Class A	52,900	1,610,276
*	Mapinfo Corp.	61,699	765,068
* #	Marchex, Inc. Class B	77,156	1,266,902
*	Mastec, Inc.	188,950	2,189,931
*	Mattson Technology, Inc.	156,545	1,225,747
	Maximus, Inc.	62,300	1,658,426
* #	Maxwell Technologies, Inc.	51,279	1,012,247
*	McDATA Corp. Class A	348,144	1,493,538
* #	McDATA Corp. Class B	23,600	98,648
*	MDI, Inc.	13,600	8,024
*	Measurement Specialties, Inc.	12,500	251,750
*	Mechanical Technology, Inc.	89,820	195,808
*	MedQuist, Inc.	62,700	627,000
*	Mentor Graphics Corp.	240,827	3,491,992
*	Mercury Computer Systems, Inc.	54,700	679,374
* #	Merix Corp.	58,813	713,402
	Mesa Laboratories, Inc.	4,419	77,465
*	MetaSolv, Inc.	149,255	468,661
	Methode Electronics, Inc.	104,720	831,477
*	Metrologic Instruments, Inc.	64,500	1,041,030
*	Micrel, Inc.	249,073	2,495,711
*	Micro Linear Corp.	37,716	122,577
*	Micros Systems, Inc.	112,757	5,396,550
*	Microsemi Corp.	173,302	4,812,597
* #	MicroStrategy, Inc.	32,400	2,954,880
*	Microtune, Inc.	158,747	955,657
* #	Midway Games, Inc.	273,100	2,512,520
* #	Mindspeed Technologies, Inc.	310,130	592,348
*	MIPS Technologies, Inc.	125,100	870,696
*	MIVA, Inc.	83,500	216,265
*	MKS Instruments, Inc.	164,707	3,440,729
* #	Mobility Electronics, Inc.	86,115	558,886
*	Mobius Management Systems, Inc.	54,701	362,668
	Mocon, Inc.	12,100	109,626
*	Moldflow Corp.	33,156	401,519
*	MoSys, Inc.	93,660	635,951
*	Motive, Inc.	26,000	62,920
*	MPS Group, Inc.	309,500	4,351,570
*	MRO Software, Inc.	76,522	1,965,850
*	MRV Communications, Inc.	366,481	912,538
*	MSC.Software Corp.	61,900	1,030,635
*	MSGI Security Solutions, Inc.	942	1,102
* #	MTI Technology Corp.	1,300	1,300
*	MTM Technologies, Inc.	4,800	13,200

46

	MTS Systems Corp.	55,987	1,879,484
* #	Multi-Fineline Electronix, Inc.	70,472	1,591,258
*	Nanometrics, Inc.	37,194	393,884
*	Napco Security Systems, Inc.	59,860	580,043
*	Napster, Inc.	3,129	10,482
*	NeoMagic Corp.	25,718	68,924
*	Neoware Systems, Inc.	55,700	718,530
*	Net Perceptions, Inc.	22,600	20,792
*	NETGEAR, Inc.	99,293	1,953,093
	Netguru, Inc.	2,639	871
*	Netlogic Microsystems, Inc.	57,878	1,707,980
*	NetManage, Inc.	28,109	141,950
*	Netopia, Inc.	41,900	206,986
*	NetRatings, Inc.	106,031	1,589,405
*	NetScout Systems, Inc.	91,850	649,380
*	Network Engines, Inc.	110,100	194,877
*	Network Equipment Technologies, Inc.	62,800	229,220
*	Newport Corp.	121,918	2,149,414
*	NIC, Inc.	183,678	960,636
*	NMS Communications Corp.	152,100	441,090
* #	Novatel Wireless, Inc.	88,302	984,567
*	Nu Horizons Electronics Corp.	44,007	616,098
*	Nuance Communications, Inc.	385,829	3,028,758
*	NumereX Corp. Class A	10,500	96,075
* #	NYFIX, Inc.	78,514	427,901
	O.I. Corp.	2,800	33,152
* #	OmniVision Technologies, Inc.	154,400	2,563,040
*	Omtool, Ltd.	3,470	14,401
*	ON Semiconductor Corp.	708,860	4,260,249
*	Online Resources Corp.	74,070	787,364
* #	Onvia, Inc.	1,900	9,462
*	Open Solutions, Inc.	60,840	1,797,214
*	OpenTV Corp.	38,746	117,788
*	Openwave Systems, Inc.	197,922	1,601,189
*	Oplink Communications, Inc.	7,385	144,968
*	OPNET Technologies, Inc.	58,211	793,998
*	Opsware, Inc.	300,592	2,119,174
*	OPTi, Inc.	11,200	48,160
*	Optical Cable Corp.	15,000	79,650
*	Optical Communication Products, Inc.	136,650	273,300
*	OSI Systems, Inc.	48,100	947,089
*	Overland Storage, Inc.	40,075	284,933
*	OYO Geospace Corp.	17,024	1,024,675
*	Packeteer, Inc.	100,100	1,006,005
* #	Palm, Inc.	93,604	1,362,874
*	PAR Technology Corp.	17,850	165,291
*	Parametric Technology Corp.	178,974	2,883,271
	Park Electrochemical Corp.	58,350	1,522,935
* #	Parkervision, Inc.	67,686	417,623
* #	Path 1 Network Technologies, Inc.	17,600	7,040
*	Paxar Corp.	119,500	2,326,665
*	PC Connection, Inc.	73,250	594,058
*	PC-Tel, Inc.	66,300	698,139
*	PDF Solutions, Inc.	77,293	1,001,717
*	Peerless Systems Corp.	23,600	94,636

47

	Pegasystems, Inc.	103,238	823,839
*	Pemstar, Inc.	133,900	511,498
*	Perceptron, Inc.	22,068	176,323
*	Perficient, Inc.	74,437	1,004,900
*	Performance Technologies, Inc.	37,100	259,700
*	Pericom Semiconductor Corp.	75,936	706,205
*	Pervasive Software, Inc.	68,439	259,384
*	Pfsweb, Inc.	35,142	27,418
*	Phoenix Technologies, Ltd.	71,036	355,180
*	Photon Dynamics, Inc.	49,400	663,442
*	Photronics, Inc.	113,826	1,651,615
*	Pinnacle Data Systems, Inc.	4,200	10,920
*	Pixelworks, Inc.	49,500	120,780
*	Planar Systems, Inc.	43,500	427,605
	Plantronics, Inc.	21,400	383,488
*	PLATO Learning, Inc.	66,166	371,191
*	Plexus Corp.	132,661	2,629,341
*	PLX Technology, Inc.	81,038	868,727
*	PMC-Sierra, Inc.	71,047	485,961
*	Polycom, Inc.	13,167	313,243
*	Porta Systems Corp.	300	51
*	PortalPlayer, Inc.	16,600	201,856
*	Power Integrations, Inc.	85,700	1,576,880
* #	Powerwave Technologies, Inc.	313,094	2,373,253
*	Presstek, Inc.	103,098	846,435
	Printronix, Inc.	6,700	86,899
*	Progress Software Corp.	113,100	2,863,692
*	Proxim Corp.	6,726	101
	QAD, Inc.	95,059	702,486
	Quality Systems, Inc.	80,118	3,212,732
*	Qualstar Corp.	5,400	15,930
*	Quantum Corp.	543,200	1,200,472
*	Quest Software, Inc.	304,577	4,242,758
*	QuickLogic Corp.	81,900	227,682
* #	Quokka Sports, Inc.	1,128	16
*	Quovadx, Inc.	70,847	198,372
*	Radiant Systems, Inc.	89,544	990,357
*	RadiSys Corp.	63,262	1,497,412
*	Radyne Corp.	30,000	366,600
* #	RAE Systems, Inc.	167,700	506,454
*	Ramtron International Corp.	62,400	152,880
*	RealNetworks, Inc.	468,719	5,169,971
*	Redback Networks, Inc.	179,633	3,348,359
*	Relm Wireless Corp.	36,800	220,800
*	REMEC, Inc.	70,845	77,930
#	Renaissance Learning, Inc.	87,315	1,131,602
*	Reptron Electronics, Inc.	343	240
* #	Research Frontiers, Inc.	4,700	19,740
*	RF Micro Devices, Inc.	554,955	3,673,802
*	RF Monolithics, Inc.	23,400	144,846
	Richardson Electronics, Ltd.	41,025	338,046
* #	RightNow Technologies, Inc.	93,908	1,442,427
*	Rimage Corp.	28,560	670,018
*	Rofin-Sinar Technologies, Inc.	45,977	2,517,701
*	Rogers Corp.	52,300	3,034,446

48

*	RSA Security, Inc.	209,944	5,846,940
*	Rudolph Technologies, Inc.	82,394	1,474,853
*	S1 Corp.	207,306	1,055,188
*	Saba Software, Inc.	82,560	436,742
*	Safeguard Scientifics, Inc.	341,100	671,967
*	SafeNet, Inc.	68,004	1,278,475
*	Sapient Corp.	360,581	1,756,029
* #	SatCon Technology Corp.	111,600	136,152
*	SBE, Inc.	3,400	1,394
*	ScanSource, Inc.	77,000	2,390,080
*	Schmitt Industries, Inc.	2,366	16,089
*	Scientific Learning Corp.	4,300	19,350
*	Scientific Technologies, Inc.	8,100	85,698
*	SCM Microsystems, Inc.	41,753	126,720
*	Seachange International, Inc.	82,700	698,815
*	Secure Computing Corp.	150,942	958,482
*	Selectica, Inc.	76,360	180,973
*	Semitool, Inc.	92,160	1,006,387
*	Semtech Corp.	219,457	2,868,303
*	SI International, Inc.	38,443	1,110,618
* #	Sigma Designs, Inc.	65,100	909,447
*	Sigmatel, Inc.	85,392	416,713
*	Sigmatron International, Inc.	2,200	18,568
*	Silicon Graphics, Inc.	65,600	1,935
*	Silicon Image, Inc.	244,505	2,838,703
*	Silicon Storage Technology, Inc.	288,200	1,210,440
*	SimpleTech, Inc.	136,715	961,106
*	Simulations Plus, Inc.	3,000	6,600
*	Sipex Corp.	80,846	278,919
*	Sirenza Microdevices, Inc.	134,240	1,244,405
*	Skyworks Solutions, Inc.	467,293	2,163,567
*	SM&A	56,900	350,504
*	Smith Micro Software, Inc.	20,700	278,622
*	Somera Communications, Inc.	5,170	23,730
* #	Sonic Foundry, Inc.	85,700	194,539
*	Sonic Solutions, Inc.	75,000	1,125,750
*	SonicWALL, Inc.	192,800	1,978,128
* #	Sonus Networks, Inc.	740,943	3,600,983
	SpectraLink Corp.	59,300	520,654
*	Spectrum Control, Inc.	12,673	130,532
*	SPSS, Inc.	56,142	1,424,323
*	SRA International, Inc.	59,400	1,663,794
*	SRS Labs, Inc.	43,968	216,762
*	Staktek Holdings, Inc.	145,491	778,377
*	Standard Microsystems Corp.	60,017	1,684,677
	StarTek, Inc.	42,400	482,088
*	SteelCloud, Inc.	11,700	7,254
	Stellent, Inc.	85,700	917,847
* #	Stratasys, Inc.	30,400	726,256
*	Stratex Networks, Inc.	281,915	1,028,990
*	Stratos International, Inc.	41,336	257,937
*	SumTotal Systems, Inc.	75,117	487,509
*	Sunair Electronics, Inc.	3,900	13,260
*	Sunrise Telecom, Inc.	18,900	38,745
*	Suntron Corp.	5,165	6,456

49

* #	Supertex, Inc.	39,400	1,393,578
*	SupportSoft, Inc.	127,100	505,858
*	Sycamore Networks, Inc.	767,988	2,818,516
*	Sykes Enterprises, Inc.	118,307	2,379,154
*	Symmetricom, Inc.	129,367	965,078
*	Synaptics, Inc.	74,220	1,877,024
*	SYNNEX Corp.	81,000	1,800,630
*	Synplicity, Inc.	75,975	488,519
	Syntel, Inc.	118,903	2,605,165
*	Taitron Components, Inc.	4,900	9,359
	TALX Corp.	90,085	2,225,100
*	Technical Communications Corp.	400	1,240
	Technitrol, Inc.	121,700	3,445,327
*	Technology Solutions Co.	100	877
*	TechTeam Global, Inc.	20,707	160,479
*	Tekelec	173,800	2,311,540
* #	TeleCommunication Systems, Inc.	84,800	191,648
* #	Telkonet, Inc.	126,800	389,276
*	Telular Corp.	43,500	87,000
*	Terayon Communication Systems, Inc.	210,000	207,900
* #	Terremark Worldwide, Inc.	124,200	665,712
*	Tessco Technologies, Inc.	6,500	152,100
*	Tessera Technologies, Inc.	133,845	4,403,501
*	Therma-Wave, Inc.	88,790	105,660
	TheStreet.com, Inc.	81,225	873,981
* #	Think Partnership, Inc.	26,800	51,456
* #	THQ, Inc.	172,351	4,446,656
*	TIBCO Software, Inc.	100,619	790,865
*	Tier Technologies, Inc. Class B	56,400	352,500
*	TII Network Technologies, Inc.	10,860	25,738
*	TNS, Inc.	69,900	1,108,614
*	Tollgrade Communications, Inc.	39,791	364,088
* #	Track Data Corp.	14,835	62,455
*	Transact Technologies, Inc.	29,150	257,978
*	Transaction Systems Architects, Inc.	112,139	3,719,651
*	Transcat, Inc.	6,000	34,740
*	Trans-Industries, Inc.	800	80
*	Transmeta Corp.	65,300	77,054
*	Transwitch Corp.	207,823	369,925
* #	Travelzoo, Inc.	45,200	1,343,344
* #	Trident Microsystems, Inc.	159,220	3,284,709
	Trio-Tech International	800	5,032
*	Triquint Semiconductor, Inc.	411,239	2,027,408
	Troy Group, Inc.	13,400	43,684
	TSR, Inc.	6,492	26,487
*	TTM Technologies, Inc.	125,100	1,608,786
*	Tumbleweed Communications Corp.	149,595	414,378
* #	Tut Systems, Inc.	87,807	100,978
*	Tyler Technologies, Inc.	116,000	1,517,280
*	Ulticom, Inc.	123,730	1,328,860
*	Ultimate Software Group, Inc.	68,901	1,557,163
*	Ultra Clean Holdings, Inc.	2,200	21,010
*	Ultratech, Inc.	69,200	1,012,396
*	Unica Corp.	19,500	192,855
	United Online, Inc.	187,203	2,147,218

50

* #	Universal Display Corp.	90,148	956,470
*	USDATA Corp.	2,820	113
* #	UTStarcom, Inc.	351,157	2,882,999
*	VA Software Corp.	184,100	688,534
*	ValueClick, Inc.	219,300	3,870,645
*	Varian Semiconductor Equipment Associates, Inc.	112,765	3,981,732
*	Veeco Instruments, Inc.	87,400	2,137,804
* #	VendingData Corp.	50,700	113,061
*	Verilink Corp.	54,158	758
*	Verint Systems, Inc.	90,094	2,977,607
* #	Verso Technologies, Inc.	63	60
*	Vertical Communications, Inc.	1,200	522
*	Viasat, Inc.	79,591	2,152,937
*	Vicon Industries, Inc.	4,500	14,625
*	Video Display Corp.	9,250	71,040
*	Viewpoint Corp.	136,416	222,358
*	Vignette Corp.	86,260	1,192,976
*	Virage Logic Corp.	65,827	547,022
* #	Vitech America, Inc.	1,380	1
* #	Vitesse Semiconductor, Inc.	620,053	527,045
*	Vitria Technology, Inc.	97,804	251,356
*	Vodavi Technology, Inc.	4,200	24,528
* #	Vyyo, Inc.	51,300	267,273
*	WatchGuard Technologies, Inc.	94,580	392,507
	Wayside Technology Group, Inc.	5,100	75,072
*	Web.com, Inc.	48,110	206,392
*	Webb Interactive Services, Inc.	1,400	98
*	WebEx Communications, Inc.	132,238	4,720,897
*	webMethods, Inc.	161,098	1,271,063
*	Websense, Inc.	133,272	2,754,732
*	WebSideStory, Inc.	55,400	701,918
*	Westell Technologies, Inc.	155,619	426,396
*	White Electronics Designs Corp.	71,523	351,893
*	Wind River Systems, Inc.	229,383	2,332,825
*	Winland Electronics, Inc.	5,000	17,150
	Wireless Telecom Group, Inc.	64,500	153,510
* #	Wireless Xcessories Group, Inc.	6,100	19,520
*	Witness Systems, Inc.	97,200	1,579,500
*	WJ Communications, Inc.	190,328	325,461
* #	WorldGate Communications, Inc.	6,500	10,595
*	Wright Express Corp.	40,100	1,078,690
	X-Rite, Inc.	61,863	549,962
*	Zhone Technologies, Inc.	399,717	647,542
*	ZILOG, Inc.	28,600	100,672
* #	Zix Corp.	83,626	73,591
*	Zomax, Inc.	79,500	160,590
*	Zones, Inc.	13,100	109,123
*	Zoran Corp.	142,135	2,532,846
*	Zygo Corp.	52,500	698,775
Total Information Technology			661,574,785

Materials — (4.1%)
*	AEP Industries, Inc.	26,010	1,139,238
*	AK Steel Holding Corp.	318,400	4,015,024
* #	Aleris International, Inc.	94,084	4,823,687

51

	AMCOL International Corp.	89,800	2,085,156
*	American Pacific Corp.	8,136	56,545
#	American Vanguard Corp.	75,322	1,133,596
	Arch Chemicals, Inc.	71,822	1,992,342
* #	Atlantis Plastics, Inc.	4,300	28,767
	Bairnco Corp.	7,500	90,450
	Balchem Corp.	34,825	693,366
*	Brush Engineered Materials, Inc.	58,200	1,555,104
*	Buckeye Technologies, Inc.	112,983	918,552
#	Calgon Carbon Corp.	115,000	537,050
*	Canyon Resources Corp.	60,600	48,480
*	Caraustar Industries, Inc.	84,266	637,894
	Carpenter Technology Corp.	22,900	2,194,736
#	Castle (A.M.) & Co.	50,537	1,428,176
* #	Century Aluminum Co.	97,190	3,373,465
	CF Industries Holdings, Inc.	86,500	1,371,890
*	CFC International, Inc.	3,750	62,213
*	Chaparral Steel Co.	66,100	4,720,862
	Chesapeake Corp.	59,502	862,779
* #	Coeur d’Alene Mines Corp.	806,100	4,377,123
	Compass Minerals International, Inc.	96,100	2,568,753
*	Constar International, Inc.	36,602	199,847
*	Continental Materials Corp.	300	8,100
*	Core Molding Technologies, Inc.	28,200	178,506
	CPAC, Inc.	6,620	37,734
	Deltic Timber Corp.	37,171	1,763,021
*	Detrex Corp.	500	4,055
*	Devcon International Corp.	3,500	22,400
	Eagle Materials, Inc.	59,559	2,135,190
#	Empire Resources, Inc.	28,300	333,374
	Ferro Corp.	121,500	2,075,220
	Flamemaster Corp.	189	975
*	Flotek Industries, Inc.	16,000	256,000
	Friedman Industries, Inc.	20,058	170,493
#	Georgia Gulf Corp.	102,600	2,723,004
	Gibraltar Industries, Inc.	89,304	2,161,157
	Glatfelter (P.H.) Co.	115,000	1,650,250
*	Graphic Packaging Corp.	409,500	1,588,860
	Greif, Inc. Class A	32,600	2,309,710
	H.B. Fuller Co.	172,818	3,323,290
	Hawkins, Inc.	30,474	421,151
* #	Headwaters, Inc.	122,200	2,703,064
* #	Hecla Mining Co.	346,000	2,252,460
*	Hercules, Inc.	315,700	4,924,920
*	ICO, Inc.	13,920	86,861
*	Impreso, Inc.	5,200	6,760
	Kronos Worldwide, Inc.	5,988	182,035
*	Landec Corp.	74,790	757,623
*	Lesco, Inc.	25,900	196,063
* #	Liquidmetal Technologies, Inc.	68,495	113,017
	MacDermid, Inc.	92,500	2,650,125
*	Material Sciences Corp.	38,300	364,999
*	Maxxam, Inc.	9,992	273,081
	Metal Management, Inc.	78,200	2,000,356
	Minerals Technologies, Inc.	59,700	3,103,803

52

* #	Mines Management, Inc.	37,400	259,930
*	Mod-Pac Corp.	7,727	83,374
	Myers Industries, Inc.	98,819	1,623,596
* #	Nanophase Technologies Corp.	52,098	356,871
	Nevada Chemicals, Inc.	2,825	24,436
	NewMarket Corp.	51,700	3,201,781
*	Niagara Corp.	8,000	125,760
#	NL Industries, Inc.	135,176	1,399,072
	NN, Inc.	49,275	618,894
*	Northern Technologies International Corp.	5,500	44,385
*	Northwest Pipe Co.	10,630	321,664
	Olin Corp.	209,252	3,145,058
	Olympic Steel, Inc.	26,500	732,725
*	OM Group, Inc.	87,900	3,516,000
*	OMNOVA Solutions, Inc.	124,600	700,252
*	Oregon Steel Mills, Inc.	99,800	4,807,366
	Penford Corp.	26,300	411,332
*	Pioneer Companies, Inc.	34,100	830,676
*	PolyOne Corp.	267,400	2,318,358
	Pope & Talbot, Inc.	43,400	238,700
	Quaker Chemical Corp.	29,420	556,038
	Quanex Corp.	110,175	3,782,308
	Reliance Steel & Aluminum Co.	30,714	1,006,498
	Rock of Ages Corp.	4,400	18,876
	Rock-Tenn Co. Class A	94,800	1,831,536
*	Rockwood Holdings, Inc.	3,500	73,430
*	Rotonics Manufacturing, Inc.	6,700	19,698
#	Royal Gold, Inc.	70,635	2,104,217
*	RTI International Metals, Inc.	68,300	2,962,171
	Ryerson, Inc.	71,600	1,516,488
	Schnitzer Steel Industries, Inc. Class A	67,851	2,154,269
	Schulman (A.), Inc.	87,655	2,067,781
	Schweitzer-Maudoit International, Inc.	44,700	849,300
	Sensient Technologies Corp.	137,000	2,756,440
	Silgan Holdings, Inc.	111,826	3,958,640
	Spartech Corp.	93,000	2,095,290
	Steel Dynamics, Inc.	99,775	5,267,122
	Steel Technologies, Inc.	34,450	766,168
	Stepan Co.	26,400	778,272
*	Stillwater Mining Co.	264,400	2,493,292
	Summa Industries, Inc.	5,310	45,188
*	Symyx Technologies, Inc.	97,800	2,239,620
*	Synalloy Corp.	10,150	139,918
*	Terra Industries, Inc.	277,920	2,039,933
	Texas Industries, Inc.	69,400	3,257,636
	Tronox, Inc. Class A	44,300	567,040
*	U.S. Aggregates, Inc.	1,600	5
*	U.S. Concrete, Inc.	111,200	681,656
*	UFP Technologies, Inc.	3,700	20,942
*	United States Lime & Minerals, Inc.	8,796	310,147
*	Universal Stainless & Alloy Products, Inc.	8,905	217,638
	Vulcan International Corp.	700	40,775
	Wausau Paper Corp.	148,236	2,017,492
*	Webco Industries, Inc.	600	41,700
#	Wellman, Inc.	69,200	248,428

53

*	Williams Industries, Inc.	1,200	2,820
#	Worthington Industries, Inc.	94,429	1,804,538
* #	Zoltek Companies, Inc.	64,400	1,645,420
Total Materials			158,831,712

Other — (0.0%)
* (R)	Big 4 Ranch, Inc.	3,200	0
*	Breed Technologies, Inc.	36,800	74
*	Bush Industries, Inc. Escrow Shares	700	0
*	Celebrity, Inc. Escrow Shares	1,300	0
*	Cygnus, Inc. Escrow Share	100	0
*	DLB Oil & Gas, Inc.	1,300	0
*	ePresence, Inc. Escrow Shares	25,100	753
* #	EquiMed, Inc. Nevis	2,250	0
*	Hoenig Group Escrow Shares	7,900	0
*	iGo Escrow Share	4,100	0
*	IMPATH, Inc.	21,600	0
*	ioWorldMedia, Inc.	1,655	1,175
* (R)	Noel Group, Inc.	8,000	86
*	PDS Gaming Corp. Escrow Shares	1,100	1,650
*	Pelican Financial Escrow Shares	300	0
*	Petrocorp, Inc. Escrow Shares	6,900	414
*	StorageNetworks, Inc. Escrow Shares	60,800	1,648
Total Other			5,800

Real Estate Investment Trusts — (0.4%)
*	AMEN Properties, Inc.	1,975	12,640
*	BNS Holding, Inc. Class A	4,020	22,110
	Consolidated-Tokoma Land Co.	16,200	1,079,568
*	Grubb & Ellis Co.	14,500	139,200
*	Kennedy-Wilson, Inc.	8,600	158,025
	Longview Fibre Co.	183,728	3,828,892
*	Mays (J.W.), Inc.	200	3,680
#	Potlatch Corp.	73,937	2,832,526
*	Stratus Properties, Inc.	10,837	293,032
*	Tejon Ranch Co.	48,000	2,082,720
*	The Intergroup Corp.	1,960	32,428
*	Trammell Crow Co.	108,200	3,724,244
*	United Capital Corp.	10,650	282,758
	Wilshire Enterprises, Inc.	7,307	33,247
*	ZipRealty, Inc.	5,400	32,994
Total Real Estate Investment Trusts			14,558,064

Telecommunication Services — (1.0%)
*	@Road, Inc.	182,700	864,171
	Alaska Communications Systems Group, Inc.	125,911	1,736,313
*	Arbinet-thexchange. Inc.	20,100	102,309
*	Boston Communications Group, Inc.	53,500	114,490
* #	Broadwing Corp.	260,824	2,986,435
	Centennial Communications Corp.	302,882	1,420,517
*	Cincinnati Bell, Inc.	740,800	3,741,040
*	Cogent Communications Group, Inc.	144,435	1,340,357
	Commonwealth Telephone Enterprises, Inc.	64,200	2,263,692
	Consolidated Communications Holdings, Inc.	34,000	583,100
*	Covista Communications, Inc.	2,900	3,016

54

	CT Communications, Inc.	57,660	1,328,486
	D&E Communications, Inc.	43,074	489,751
*	Dobson Communications Corp.	451,576	3,102,327
	FairPoint Communications, Inc.	6,500	106,275
*	FiberTower Corp.	181,060	1,406,836
*	General Communications, Inc. Class A	154,181	1,959,641
*	GoAmerica, Inc.	56	190
	Hector Communications Corp.	7,600	272,042
	Hickory Tech Corp.	30,200	209,286
*	IDT Corp.	42,978	595,245
*	IDT Corp. Class B	209,500	2,991,660
*	LCC International, Inc. Class A	59,241	203,197
*	Lynch Interactive Corp.	28	67,200
*	Metro One Telecommunications, Inc.	5,337	11,154
* #	Moscow CableCom Corp.	900	8,307
* #	Network Plus Corp.	14,500	22
	North Pittsburgh Systems, Inc.	45,006	1,124,250
*	Pac-West Telecomm, Inc.	20,900	10,659
*	Premiere Global Services, Inc.	216,837	1,691,329
*	Price Communications Corp.	162,870	2,977,264
* #	Primus Telecommunications Group, Inc.	144,357	80,840
*	Rural Cellular Corp. Class A	38,993	308,435
*	Shared Technologies Cellular, Inc.	10,100	25
	Shenandoah Telecommunications Co.	200	8,792
*	SunCom Wireless Holdings, Inc.	182,300	260,689
	SureWest Communications	40,812	774,612
*	TALK America Holdings, Inc.	84,809	491,892
* #	US LEC Corp.	91,820	472,873
	USA Mobility, Inc.	41,100	939,135
	Warwick Valley Telephone Co.	300	6,015
* #	Wireless Facilities, Inc.	188,204	412,167
*	Xeta Corp.	12,900	30,315
Total Telecommunication Services			37,496,351

Utilities — (2.3%)
	ALLETE, Inc.	91,000	4,180,540
	American States Water Co.	50,450	1,938,794
*	Aquila, Inc.	1,082,900	4,959,682
	Artesian Resources Corp. Class A	5,122	101,928
#	Avista Corp.	146,700	3,556,008
	BIW, Ltd.	800	13,840
	Black Hills Corp.	99,759	3,472,611
	California Water Service Group	55,200	2,102,016
	Cascade Natural Gas Corp.	34,400	882,360
	Central Vermont Public Service Corp.	35,600	803,848
	CH Energy Group, Inc.	47,300	2,323,376
	Chesapeake Utilities Corp.	15,200	489,592
	Cleco Corp.	151,200	3,773,952
	Connecticut Water Services, Inc.	24,587	572,631
	Delta Natural Gas Co., Inc.	7,120	179,210
	Duquesne Light Holdings, Inc.	226,100	4,451,909
*	Dynegy, Inc.	8,100	50,220
*	El Paso Electric Co.	145,200	3,471,732
#	Empire District Electric Co.	78,600	1,776,360
	Energy West, Inc.	3,800	44,194

55

	EnergySouth, Inc.	22,603	780,030
*	Environmental Power Corp.	26,400	131,736
	Florida Public Utilities Co.	5,849	76,914
	Green Mountain Power Corp.	14,100	469,953
#	IDACORP, Inc.	124,100	4,767,922
	Laclede Group, Inc.	64,100	2,089,019
	Maine & Maritimes Corp.	1,600	27,600
	MGE Energy, Inc.	61,327	2,061,200
	Middlesex Water Co.	18,026	366,288
	New Jersey Resources Corp.	81,300	4,037,358
	Northwest Natural Gas Co.	82,800	3,167,100
	NorthWestern Corp.	58,599	2,041,589
	Otter Tail Corp.	88,360	2,664,054
#	Peoples Energy Corp.	111,200	4,712,656
#	PNM Resources, Inc.	92,939	2,664,561
	RGC Resources, Inc.	3,464	89,544
	SEMCO Energy, Inc.	103,900	608,854
*	Sierra Pacific Resources	20,272	299,012
	SJW Corp.	42,800	1,298,980
	South Jersey Industries, Inc.	87,528	2,537,437
	Southern Union Co.	1	20
	Southwest Gas Corp.	120,200	4,050,740
#	Southwest Water Co.	64,717	839,379
	UIL Holdings Corp.	73,666	2,691,756
	Unisource Energy Corp.	105,180	3,629,762
	Unitil Corp.	6,000	147,420
	WGL Holdings, Inc.	141,400	4,393,298
Total Utilities			89,788,985

TOTAL COMMON STOCKS			3,242,730,533

RIGHTS/WARRANTS — (0.0%)
* #	Angeion Corp. Warrants 10/31/07	215	0
*	Caliper Life Sciences, Inc. Warrants 08/10/11	44	59
*	CSF Holding, Inc. Litigation Rights	3,250	0
* (R)	Del Global Technologies Corp. Warrants 03/28/08	971	29
*	Imperial Credit Industries, Inc. Warrants 01/31/08	22	0
*	Optical Cable Corp. Warrants 10/24/07	2,823	0
* #	RCN Corp. Warrants 12/21/06	60	0
*	Tengasco, Inc. Warrants 09/12/08	683	0

TOTAL RIGHTS/WARRANTS			88

		Face Amount
		(000)
BONDS — (0.0%)
* (R)	Del Global Technologies Corp. Subordinated Promissory
	Note 6.000%, 03/28/07	$2	0

56

TEMPORARY CASH INVESTMENTS — (15.7%)

@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.28%, 09/01/06 (Collateralized by $323,448,092 FNMA, rates ranging from 4.960%(r) to 7.940%(r), maturities ranging from 08/01/34 to 12/01/35, valued at $203,368,398) to be repurchased at $197,472,829	197,444	197,443,871

@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.28%, 09/01/06 (Collateralized by $378,290,000 FHLB Bonds, rates ranging from 4.000% to 5.500%, maturities ranging from 06/13/07 to 02/26/16, valued at $376,419,466) to be repurchased at $365,053,533	365,000	365,000,000

Repurchase Agreement, PNC Capital Markets, Inc. 5.22%, 09/01/06 (Collateralized by $41,771,000 FHLMC 4.00%, 09/22/09, valued at $41,248,863) to be repurchased at $40,644,893	40,639	40,639,000

TOTAL TEMPORARY CASH INVESTMENTS		603,082,871

TOTAL INVESTMENTS - (100.0%)
(Cost $3,494,973,790) ##		$3,845,813,492

57

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

August 31, 2006

(Unaudited)

		Shares	Value ††

AUSTRALIA — (3.8%)
COMMON STOCKS — (3.8%)
#	ABC Learning Centres, Ltd.	79,696	$394,089
	Amcor, Ltd.	924,800	4,735,140
	Ansell, Ltd.	200,167	1,438,871
#	APN News & Media, Ltd.	509,371	1,938,542
	Australand Property Group	1,154,812	1,559,946
	AWB, Ltd.	400,096	1,068,345
	AXA Asia Pacific Holdings, Ltd.	2,837,724	14,146,747
#	Bendigo Bank, Ltd.	47,183	498,743
	BlueScope Steel, Ltd.	1,281,166	6,630,548
	Boral, Ltd.	986,755	5,111,433
	Brickworks, Ltd.	78,415	668,985
	Caltex Australia, Ltd.	209,534	3,654,306
	Commonwealth Bank of Australia	1,376,609	47,973,687
	CSR, Ltd.	1,514,337	3,634,323
#	DCA Group, Ltd.	193,113	372,163
#	Downer EDI, Ltd.	280,563	1,205,350
	Foster’s Group, Ltd.	3,157,551	14,333,838
	Futuris Corp., Ltd.	535,719	874,669
#	Iluka Resources, Ltd.	188,660	1,051,213
	Insurance Australia Group, Ltd.	803,662	3,290,441
	John Fairfax Holdings, Ltd.	733,495	2,256,211
	Lend Lease Corp., Ltd.	594,092	7,119,286
	Lion Nathan, Ltd.	871,345	5,305,830
*	Mayne Pharma, Ltd.	1,332,732	3,118,364
	Mirvac, Ltd.	1,299,675	4,532,258
	Multiplex Group	103,559	266,681
	National Australia Bank, Ltd.	2,552,152	70,594,477
	National Australia Bank, Ltd. Sponsored ADR	3,700	511,895
#	Onesteel, Ltd.	525,335	1,704,856
	Orica, Ltd.	1	17
	Origin Energy, Ltd.	907,717	4,617,834
	Paperlinx, Ltd.	727,704	1,909,023
	Promina Group, Ltd.	1,258,769	5,642,002
	Publishing and Broadcasting, Ltd.	190,851	2,671,826
#	Qantas Airways, Ltd.	3,705,050	9,715,173
	Santos, Ltd.	1,005,880	8,593,786
#	Seven Network, Ltd.	136,508	970,148
	Symbion Health, Ltd.	1,348,886	3,339,069
	TABCORP Holdings, Ltd.	671,491	7,747,922
	Virgin Blue Holdings, Ltd.	228,228	272,493
	Zinifex, Ltd.	434,000	3,917,779

TOTAL — AUSTRALIA			259,388,309

1

AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
	Boehler-Uddeholm AG	196,004	10,546,199
	Voestalpine AG	297,292	11,263,925
	Wienerberger AG	212,425	10,193,684

TOTAL — AUSTRIA			32,003,808

BELGIUM — (1.0%)
COMMON STOCKS — (1.0%)
	Ackermans & Van Haaren SA	4,187	312,187
	AGFA-Gevaert NV, Mortsel	53,361	1,251,755
	Banque Nationale de Belgique	1,047	4,242,286
	Bekaert SA	2,787	273,512
	Cofinimmo SA	1,108	193,580
	Compagnie Nationale a Portefeuille	4,029	1,459,431
*	Cumerio - Strip	2,009	232
	Delhaize Group	231,485	17,619,466
	Dexia SA	554,566	14,246,786
	D’Ieteren NV SA	431	143,999
	Groupe Bruxelles Lambert SA	55,500	5,825,916
	InBev NV	169,938	8,818,403
	KBC Groep NV	32,088	3,455,917
	Suez SA	48,310	2,067,463
	Umicore	70,740	10,294,391
*	Umicore Strip VVPR	2,009	232

TOTAL — BELGIUM			70,205,556

CANADA — (3.2%)
COMMON STOCKS — (3.2%)
#	Abitibi-Consolidated, Inc.	491,000	1,323,785
	AGF Management, Ltd. Class B Non-Voting	68,266	1,346,421
	Alcan, Inc.	654,000	29,436,804
	Astral Media, Inc. Class A	44,538	1,536,849
	Atco, Ltd. Class 1 Non-Voting	50,000	1,875,961
	Barrick Gold Corp.	1,049,020	35,078,059
# *	BCE, Inc.	540,124	13,467,672
*	Bombardier, Inc. Class B	893,900	2,717,365
	Canadian Pacific Railway, Ltd.	238,000	11,670,678
*	Canfor Corp.	105,200	1,082,171
*	CanWest Global Communications Corp.	65,900	521,095
*	Celestica, Inc. Subordinate Voting	254,500	2,417,669
*	CGI Group, Inc.	339,800	2,151,995
	Corus Entertainment, Inc. Class B Non-Voting	46,000	1,623,089
*	Domtar, Inc.	266,200	1,690,694
	E-L Financial Corp., Ltd.	600	333,846
	Emera, Inc.	36,900	673,701
	Empire Co., Ltd. Class A Non-Voting	33,300	1,333,145

2

#	Fairfax Financial Holdings, Inc. Subordinate Voting	16,800	2,021,533
	Fortis, Inc.	29,600	669,501
	George Weston, Ltd.	49,500	3,511,083
	Gerdau Ameristeel Corp.	120,600	1,179,486
	Industrial Alliance Insurance & Financial Services, Inc.	85,700	2,585,809
	Intrawest Corp.	62,900	2,165,335
	Jean Coutu Group PJC, Inc. Class A Subordinate Voting	28,100	305,076
	Kingsway Financial Services, Inc.	29,400	605,662
#	Magna International, Inc. Class A	149,299	10,683,125
#	Manitoba Telecom Services, Inc.	16,600	710,978
#	MDS, Inc.	150,062	3,023,506
#	Mi Developments, Inc.	54,300	1,863,876
	New Maple Leaf Foods, Inc.	42,900	476,624
	Northbridge Financial Corp.	17,900	492,967
	Nova Chemicals Corp.	93,500	2,961,581
	Onex Corp.	144,900	3,230,196
#	Power Corp. of Canada, Ltd.	260,396	7,621,289
	Quebecor World, Inc.	111,100	1,238,353
	Quebecor, Inc. Class B Subordinate Voting	54,900	1,390,754
	Russel Metals, Inc.	3,100	78,082
	Sherritt International Corp.	193,500	1,869,700
	Sobeys, Inc.	29,400	1,042,951
#	Sun Life Financial, Inc.	1,134,300	46,693,794
	Torstar Corp. Class B Non-Voting	61,500	1,099,466
#	Transalta Corp.	274,255	6,007,160
*	Transcontinental, Inc. Class A	67,200	1,145,434
	West Fraser Timber Co., Ltd.	45,400	1,509,910

TOTAL — CANADA			216,464,230

DENMARK — (1.1%)
COMMON STOCKS — (1.1%)
	A P Moller - Maersk A.S.	701	5,838,674
	Carlsberg A.S. Series B	76,475	5,942,579
	Codan A.S.	57,000	4,111,062
#	Danisco A.S.	100,730	7,483,852
	Danske Bank A.S.	652,453	25,094,081
*	Jyske Bank A.S.	89,350	5,153,857
	Nordea Bank AB	475,918	6,004,763
	Sydbank A.S.	71,200	2,665,070
*	Vestas Wind Systems A.S.	434,000	12,155,849

TOTAL — DENMARK			74,449,787

FINLAND — (1.2%)
COMMON STOCKS — (1.2%)
	Fortum Oyj	458,600	12,323,346
	Huhtamaki Oyj	2,300	40,389
	Kemira Oyj	101,377	1,642,592
	Kesko Oyj	157,000	6,649,740
	M-Real Oyj Series B	253,400	1,227,937
	OKO Bank P.L.C. Class A	130,000	2,111,582
	Outokumpu Oyj Series A	351,300	8,938,403
	Rautaruukki Oyj Series K	84,300	2,464,128

3

	Sampo Oyj	293,200	6,069,207
	Stora Enso Oyj Series R	922,500	13,998,591
	UPM-Kymmene Oyj	865,900	20,491,786
	Wartsila Corp. Oyj Series B	59,400	2,455,758

	TOTAL — FINLAND		78,413,459

	FRANCE — (11.8%)
	COMMON STOCKS — (11.8%)
	Air France-KLM	192,225	5,247,273
	Air Liquide SA Primes De Fid 02	10,900	2,294,369
	Assurances Generales de France (AGF)	177,559	22,297,795
	AXA SA	2,905,543	108,067,822
	BNP Paribas SA	1,631,174	173,438,931
	Bongrain SA	7,145	493,787
*	Business Objects SA	94,856	2,647,804
	Capgemini SA	181,712	9,965,714
	Casino Guichard Perrachon SA	50,086	4,299,392
	Ciments Francais SA	30,740	4,782,902
	CNP Assurances	58,635	6,055,868
	Compagnie de Saint-Gobain	598,264	44,384,403
	Credit Agricole SA	609,781	24,778,309
	Euler Hermes SA	10,758	1,265,661
#	European Aeronautic Defence & Space Co.	497,789	15,021,980
# *	Faurecia SA	30,445	1,890,469
	Fimalac SA	16,123	1,358,520
	France Telecom SA	967,032	20,571,312
	Generale des Establissements Michelin SA Series B	242,490	16,469,170
	Havas SA	300,744	1,489,272
	Imerys SA	44,000	3,349,614
#	LaFarge SA	270,758	34,906,698
	Lafarge SA Prime Fidelity	85,542	11,013,991
	Lagardere S.C.A. SA	10,900	798,866
	Peugeot SA	287,794	16,238,122
	PPR SA	101,748	14,048,547
	Remy Cointreau SA	56,022	2,950,619
	Renault SA	379,599	44,232,462
	Schneider Electric SA	329,932	35,193,338
	SCOR SA	887,496	2,124,855
	SEB SA Prime Fidelity	9,900	1,185,895
	Societe BIC SA	52,288	3,253,992
	Societe Generale Paris	293,528	47,411,213
	Sodexho Alliance SA	122,494	6,554,383
	Technip SA	105,512	6,084,537
	Thomson	345,508	5,529,741
	Unibail SA	42,297	8,255,069
	Valeo SA	109,691	4,018,202
	Vivendi SA	2,554,386	87,817,107

	TOTAL — FRANCE		801,788,004

	GERMANY — (10.4%)
	COMMON STOCKS — (10.4%)
	Allianz AG	447,580	76,074,639

4

*	Allianz AG ADR	683,000	11,645,150
#	AMB Generali Holding AG	38,497	5,313,473
	BASF AG	184,626	15,205,014
	Bayer AG	498,853	24,757,370
	Bayerische Motoren Werke (BMW) AG	645,709	33,401,265
	Bilfinger Berger AG	23,702	1,302,002
	Commerzbank AG	1,007,513	35,188,094
	DaimlerChrysler AG	1,734,297	91,447,948
*	DaimlerChrysler AG ADR	1,700	89,726
	Deutsche Bank AG	781,091	89,285,342
	Deutsche Lufthansa AG	368,078	7,289,197
	Deutsche Telekom AG	2,028,392	29,674,369
	Deutsche Telekom AG ADR	1,406,050	20,584,572
	E.ON AG	667,235	84,698,797
	E.ON AG ADR	69,600	2,951,040
#	Fraport AG	51,528	3,966,340
	GEA Group AG	254,625	4,176,260
*	Hannover Rueckversicherung AG	74,862	2,886,979
	Heidelberger Druckmaschinen AG	34,552	1,383,840
	Hochtief AG	120,552	6,849,752
	Hypo Real Estate Holding AG	84,277	5,232,196
*	Infineon Technologies AG	1,114,481	13,135,155
*	Lanxess AG	49,885	2,049,920
	Linde AG	99,055	8,752,951
	Munchener Rueckversicherungs-Gesellschaft AG	368,461	55,396,881
	Salzgitter AG	13,041	1,168,208
#	SCA Hygiene Products AG	3,550	1,438,517
	Suedzucker AG	86,557	2,154,741
	ThyssenKrupp AG	563,346	19,165,162
#	TUI AG	289,796	5,685,205
	Vattenfall Europe AG	45,861	2,965,658
	Volkswagen AG	499,652	39,888,001

TOTAL — GERMANY			705,203,764

GREECE — (0.4%)
COMMON STOCKS — (0.4%)
	Alpha Bank A.E.	58,867	1,563,102
	Bank of Greece	11,360	1,355,489
	Coca-Cola Hellenic Bottling Co. S.A.	52,602	1,733,194
	Coca-Cola Hellenic Bottling Co. S.A. ADR	36,400	1,218,672
*	Emporiki Bank of Greece S.A.	78,672	2,326,272
	Hellenic Petroleum S.A.	289,844	3,779,513
*	Hellenic Telecommunication Organization Co. S.A.	702,959	16,203,448
*	Hellenic Telecommunication Organization Co. S.A. ADR	86,500	994,750

TOTAL — GREECE			29,174,440

HONG KONG — (2.5%)
COMMON STOCKS — (2.5%)
	Cathay Pacific Airways, Ltd.	952,000	1,775,570
	Cheung Kong Holdings, Ltd.	2,742,000	30,265,749
#	China Travel International Investment Hong Kong, Ltd.	1,924,000	469,531
	China Unicom, Ltd.	5,346,000	4,791,866

5

#	CITIC International Financial Holdings, Ltd.	1,425,000	739,618
	Citic Pacific, Ltd.	1,028,000	3,278,997
	Great Eagle Holdings, Ltd.	308,987	1,020,309
	Hang Lung Group, Ltd.	2,518,000	6,813,474
	Henderson Land Development Co., Ltd.	1,122,000	6,335,766
	Hong Kong and Shanghai Hotels, Ltd.	892,417	1,080,308
	Hopewell Holdings, Ltd.	1,455,000	4,152,733
	Hutchison Whampoa, Ltd.	3,827,000	34,716,582
#	Hysan Development Co., Ltd.	2,168,279	5,880,327
	Industrial & Commercial Bank of China (Asia), Ltd.	408,000	679,622
#	Kerry Properties, Ltd.	2,227,099	8,357,906
#	New World China Land, Ltd.	891,200	352,645
	New World Development Co., Ltd.	3,369,237	6,039,394
	Shanghai Industrial Holdings, Ltd.	1,094,000	2,134,465
	Shangri-La Asia, Ltd.	3,000,733	5,945,275
#	Sino Land Co., Ltd.	4,751,166	8,007,550
	Sun Hung Kai Properties, Ltd.	1,830,000	19,940,178
	Tsim Sha Tsui Properties, Ltd.	475,280	1,179,571
	Wharf Holdings, Ltd.	3,212,214	10,847,025
	Wheelock and Co., Ltd.	3,940,000	6,507,382
	Wheelock Properties, Ltd.	1,485,000	1,139,579
TOTAL COMMON STOCKS			172,451,422

RIGHTS/WARRANTS — (0.0%)
*	China Overseas Land & Investment, Ltd. Warrant 07/17/07	338,250	49,581

TOTAL — HONG KONG			172,501,003

IRELAND — (1.5%)
COMMON STOCKS — (1.5%)
	Allied Irish Banks P.L.C.	688,656	18,006,166
	Bank of Ireland P.L.C.	1,181,012	22,369,860
	CRH P.L.C.	1,243,314	43,069,079
	Irish Life & Permanent P.L.C.	650,175	16,735,247

TOTAL — IRELAND			100,180,352

ITALY — (2.9%)
COMMON STOCKS — (2.9%)
#	Banca Monte Dei Paschi di Siena SpA	2,567,238	15,615,953
	Banca Popolare di Milano Scarl	1,011,678	14,100,036
# *	Banca Popolare Italiana	529,954	6,692,378
	Banche Popolari Unite Scpa	439,964	12,423,272
	Benetton Group SpA	181,249	2,712,365
	Buzzi Unicem SpA	181,398	4,073,038
	Caltagirone Editore SpA	184,888	1,601,845
	Capitalia SpA	2,992,113	26,099,355
	CIR SpA (Cie Industriale Riunite), Torino	500,000	1,467,376
	Compagnia Assicuratrice Unipol SpA	1,822,774	6,285,919
# *	Fastweb	19,822	771,424
# *	Fiat SpA	1,054,970	15,121,748
#	Fondiaria - Sai SpA	167,605	7,093,961
#	Italcementi SpA	341,502	8,423,056

6

	Italmobiliare SpA	32,455	2,852,694
	Milano Assicurazioni SpA	182,000	1,323,736
	Pirelli & Co. SpA	1,486,658	1,296,411
	SanPaolo IMI SpA	917,918	19,239,616
#	Societe Cattolica di Assicurazoni Scarl SpA	8,800	527,556
	Telecom Italia SpA	1,981,292	5,485,767
*	Telecom Italia SpA Sponsored ADR	42,500	1,180,650
	Unicredito Italiano SpA	5,702,257	45,525,752
TOTAL COMMON STOCKS			199,913,908

RIGHTS/WARRANTS — (0.0%)
*	Banca Popolare Italiana Rights 08/04/06	95	56

TOTAL — ITALY			199,913,964

JAPAN — (13.7%)
COMMON STOCKS — (13.7%)
	Adeka Corp.	87,000	926,887
#	Aichi Steel Corp.	136,000	1,028,760
	Aioi Insurance Co., Ltd.	928,735	6,479,401
	Aisin Seiki Co., Ltd.	182,500	5,515,783
	Ajinomoto Co., Inc.	1,292,000	13,982,581
	Alpine Electronics, Inc.	36,800	508,877
	Alps Electric Co., Ltd.	166,000	1,854,421
	Amada Co., Ltd.	480,000	4,996,036
#	Anritsu Corp.	67,000	341,224
	Aoyama Trading Co., Ltd.	73,200	2,369,984
	Asahi Breweries, Ltd.	541,200	7,931,705
	Asatsu-Dk, Inc.	32,500	1,047,988
	Autobacs Seven Co., Ltd.	37,500	1,545,501
#	Calsonic Kansei Corp.	190,000	1,124,290
	Canon Marketing Japan, Inc.	124,900	2,955,835
	Central Glass Co., Ltd.	235,000	1,306,973
	Chudenko Corp.	41,100	629,087
#	Citizen Watch Co., Ltd.	462,000	3,808,400
	Coca-Cola West Japan Co., Ltd.	58,400	1,135,555
	Comsys Holdings Corp.	105,000	1,225,883
	Cosmo Oil Co., Ltd.	764,000	3,349,368
	Dai Nippon Printing Co., Ltd.	1,125,000	16,715,082
	Daibiru Corp.	9,000	91,158
	Daicel Chemical Industries, Ltd.	485,000	3,658,215
#	Daio Paper Corp.	87,000	810,424
	Daiwa House Industry Co., Ltd.	234,000	3,798,951
	Denso Corp.	22,500	780,324
#	Ebara Corp.	253,000	1,009,157
	Ezaki Glico Co., Ltd.	174,600	1,682,195
	Fuji Electric Holdings Co., Ltd.	525,780	2,657,026
	Fuji Heavy Industries, Ltd.	820,000	4,727,932
	Fuji Oil Co., Ltd.	55,200	507,400
	Fuji Photo Film Co., Ltd.	868,000	31,708,308
#	Fukuyama Transporting Co., Ltd.	266,000	890,846
	Futaba Corp.	16,000	421,668
#	Futaba Industrial Co., Ltd.	62,500	1,370,647

7

	Glory, Ltd.	83,700	1,550,304
	Gunze, Ltd.	248,000	1,450,353
#	Hankyu Department Stores, Inc.	128,000	1,014,787
#	Hankyu Holdings, Inc.	174,000	929,562
#	Heiwa Corp.	81,500	1,109,497
	Heiwado Co., Ltd.	43,000	787,456
	Hitachi Cable, Ltd.	236,000	1,127,062
	Hitachi Kokusai Electric, Inc.	87,000	971,789
	Hitachi Maxell, Ltd.	96,000	1,200,964
#	Hitachi Software Engineering Co., Ltd.	46,200	823,824
	Hitachi Transport System, Ltd.	111,000	1,094,763
	Hitachi, Ltd.	5,642,000	35,710,084
	Hokkoku Bank, Ltd.	351,000	1,561,313
#	Hokuetsu Paper Mills, Ltd.	162,000	999,262
#	House Foods Corp.	117,000	1,905,701
*	INPEX Holdings, Inc.	498	4,396,723
#	Itoham Foods, Inc.	132,000	511,035
	Japan Airport Terminal Co., Ltd.	68,300	834,551
	JS Group Corp.	357,500	7,475,334
	Juroku Bank, Ltd.	349,000	2,083,712
	Kadokawa Holdings, Inc.	15,200	589,231
	Kamigumi Co., Ltd.	357,000	2,851,439
	Kandenko Co., Ltd.	129,000	901,941
	Kanto Auto Works, Ltd.	12,600	149,236
	Katokichi Co., Ltd.	117,100	1,004,140
#	Kikkoman Corp.	259,000	3,145,072
	Kinden Corp.	185,000	1,492,367
	Kirin Brewery Co., Ltd.	1,399,000	19,397,651
#	Kissei Pharmaceutical Co., Ltd.	41,000	714,310
	Koito Manufacturing Co., Ltd.	35,000	457,025
	Kokuyo Co., Ltd.	107,300	1,680,916
	Komori Corp.	77,000	1,574,072
	Kuraray Co., Ltd.	592,000	6,750,834
	Kyocera Corp.	286,400	24,640,152
#	KYORIN Co., Ltd.	74,000	851,092
	Kyowa Hakko Kogyo Co., Ltd.	425,000	3,103,884
#	Mabuchi Motor Co., Ltd.	36,300	2,304,906
	Maeda Corp.	196,000	906,369
	Makita Corp.	78,000	2,285,220
	Marubeni Corp.	603,000	3,205,995
	Marui Co., Ltd.	408,600	6,048,970
#	Maruichi Steel Tube, Ltd.	117,000	2,735,508
	Matsushita Electric Industrial Co., Ltd.	3,676,135	78,290,002
	Matsushita Electric Works, Ltd.	496,000	5,268,736
	Meiji Seika Kaisha, Ltd. Tokyo	326,000	1,638,295
	Millea Holdings, Inc.	2,591	47,496,959
	Mitsubishi Heavy Industries, Ltd.	5,345,000	22,299,539
#	Mitsubishi Logistics Corp.	106,000	1,702,750
	Mitsui Chemicals, Inc.	948,800	6,643,663
	Mitsui Sumitoma Insurance Co., Ltd.	2,160,000	26,234,268
#	Mitsumi Electric Co., Ltd.	45,800	618,344
#	Morinaga Milk Industry Co., Ltd.	160,000	580,978
	Musashino Bank, Ltd.	21,300	1,254,188
	Nagase & Co., Ltd.	162,000	2,020,175

8

	NEC Corp.	599,000	3,466,734
	Nichicon Corp.	72,900	928,475
	Nikko Cordial Corp.	36,000	454,029
	Nippon Express Co., Ltd.	1,094,000	5,915,821
	Nippon Kayaku Co., Ltd.	128,000	1,104,856
	Nippon Light Metal Co., Ltd.	632,000	1,618,203
	Nippon Meat Packers, Inc.	248,000	2,768,831
	Nippon Mitsubishi Oil Corp.	2,211,050	16,734,458
	Nippon Paint Co., Ltd.	295,000	1,440,684
	Nippon Paper Group, Inc.	1,411	5,229,616
#	Nippon Sheet Glass Co., Ltd.	663,000	3,192,149
	Nippon Shokubai Co., Ltd.	163,000	1,952,333
	Nippon Suisan Kaisha, Ltd.	254,000	1,530,765
	Nippon Television Network Corp.	9,400	1,278,456
#	Nipro Corp.	42,000	803,911
#	Nishimatsu Construction Co., Ltd.	364,000	1,354,137
	Nishi-Nippon Railroad Co., Ltd.	78,000	293,999
	Nissay Dowa General Insurance Co., Ltd.	383,000	2,439,124
	Nisshin Seifun Group, Inc.	260,500	2,779,695
	Nisshin Steel Co., Ltd.	1,174,000	3,505,951
	Nisshinbo Industries, Inc.	305,000	3,317,131
	Nissin Food Products Co., Ltd.	94,200	3,171,249
	Obayashi Corp.	794,000	5,486,619
	Oji Paper Co., Ltd.	1,199,000	6,786,237
#	Okumura Corp.	311,000	1,701,665
	Ono Pharmaceutical Co., Ltd.	215,000	9,973,163
	Onward Kashiyama Co., Ltd.	125,000	1,741,347
	Oriental Land Co., Ltd.	73,200	4,186,289
#	PanaHome Corp.	106,000	790,768
#	Pioneer Electronic Corp.	218,000	4,156,258
	Promise Co., Ltd.	60,500	2,699,756
	Q.P. Corp.	136,600	1,254,398
	Rengo Co., Ltd.	286,000	1,900,929
	Ricoh Co., Ltd., Tokyo	802,000	15,691,281
	Rinnai Corp.	50,200	1,390,308
	Rohm Co., Ltd.	6,900	636,881
	Ryosan Co., Ltd.	33,600	877,597
	Sanwa Shutter Corp.	238,000	1,355,854
#	Sanyo Chemical Industries, Ltd.	54,000	379,594
# *	Sanyo Electric Co., Ltd.	1,051,000	2,197,685
	Sapporo Hokuyo Holdings, Inc.	408	4,478,474
	Seiko Epson Corp.	162,400	4,458,007
	Seino Holdings Co., Ltd.	216,000	2,469,630
	Sekisui Chemical Co., Ltd.	689,000	6,022,554
	Sekisui House, Ltd.	942,000	13,933,887
	SFCG Co., Ltd.	8,010	1,579,199
	Shiga Bank, Ltd.	272,000	1,781,535
	Shikoku Bank, Ltd.	186,000	860,806
	Shima Seiki Manufacturing Co., Ltd.	23,700	570,328
#	Shimachu Co., Ltd.	59,100	1,659,546
	Shinko Securities Co., Ltd.	540,000	2,169,782
	Shizuoka Bank, Ltd.	861,000	9,826,730
#	Sohgo Security Services Co.,Ltd.	101,300	1,859,680
	Sompo Japan Insurance, Inc.	1,937,000	25,490,831

9

	Sony Corp.	971,100	42,123,387
#	Sumitomo Bakelite Co., Ltd.	105,000	840,825
	Sumitomo Corp.	471,000	6,334,102
	Sumitomo Electric Industries, Ltd.	899,000	11,562,675
	Sumitomo Forestry Co., Ltd.	158,000	1,487,352
	Sumitomo Osaka Cement Co., Ltd.	534,000	1,507,534
	Sumitomo Trust & Banking Co., Ltd.	240,000	2,541,403
#	Sumitomo Warehouse Co., Ltd.	174,000	1,311,135
	Suzuken Co., Ltd.	99,700	3,712,903
	Suzuki Motor Corp.	420,200	10,749,254
	Taiheiyo Cement Corp.	1,209,800	4,533,827
	Taisei Corp.	93,000	333,317
	Taisho Pharmaceutical Co., Ltd.	217,000	4,236,057
#	Taiyo Yuden Co., Ltd.	152,000	2,055,345
#	Takara Standard Co., Ltd.	118,000	711,258
	Takashimaya Co., Ltd.	105,000	1,317,154
	Tanabe Seiyaku Co., Ltd.	546,000	6,943,589
	TDK Corp.	123,600	9,525,271
	Teijin, Ltd.	893,000	4,770,043
	The 77 Bank, Ltd.	464,000	3,391,329
	The Aichi Bank, Ltd.	11,100	1,341,985
	The Akita Bank, Ltd.	115,000	610,864
	The Awa Bank, Ltd.	246,600	1,412,287
	The Bank of Iwate, Ltd.	19,600	1,069,895
	The Bank of Kyoto, Ltd.	363,400	3,764,037
	The Bank of Nagoya, Ltd.	213,000	1,578,992
	The Chiba Bank, Ltd.	365,000	3,384,125
	The Chugoku Bank, Ltd.	247,800	3,433,334
	The Daishi Bank, Ltd.	381,000	1,636,210
	The Fuji Fire & Marine Insurance Co., Ltd.	297,000	1,184,026
	The Fukui Bank, Ltd.	343,000	1,189,650
	The Fukuoka Bank, Ltd.	702,000	5,376,708
	The Gunma Bank, Ltd.	529,000	4,050,800
	The Hachijuni Bank, Ltd.	695,000	5,246,153
	The Higo Bank, Ltd.	308,000	2,232,187
	The Hiroshima Bank, Ltd.	70,000	432,361
	The Hyakugo Bank, Ltd.	266,000	1,756,102
	The Hyakujishi Bank, Ltd.	329,000	2,148,029
	The Iyo Bank, Ltd.	329,000	3,412,005
	The Joyo Bank, Ltd.	1,034,000	6,235,698
	The Kagoshima Bank, Ltd.	273,000	2,093,118
	The Keiyo Bank, Ltd.	212,000	1,221,446
	The Nanto Bank, Ltd.	317,000	1,798,101
#	The Nisshin Oillio Group, Ltd.	147,000	907,697
	The Ogaki Kyoritsu Bank, Ltd.	297,000	1,379,751
	The Oita Bank, Ltd.	147,000	1,129,832
	The San-in Godo Bank, Ltd.	267,000	2,445,648
	Toda Corp.	269,000	1,288,462
	Toho Bank, Ltd.	285,000	1,301,260
	Tokai Rubber Industries, Ltd.	6,000	87,126
	Tokai Tokyo Securities Co., Ltd.	155,000	869,481
	Tokyo Broadcasting System, Inc.	73,400	1,643,548
	Tokyo Dome Corp.	124,000	698,292
	Tokyo Steel Manufacturing Co., Ltd.	148,400	2,403,130

10

	Tokyo Style Co., Ltd.	133,000	1,565,827
	Toppan Forms Co., Ltd.	48,500	631,675
	Toppan Printing Co., Ltd.	841,000	9,497,717
	Toshiba TEC Corp.	181,000	835,272
	Toyo Ink Manufacturing Co., Ltd.	213,000	876,456
	Toyo Seikan Kaisha, Ltd.	287,600	5,837,676
	Toyo Suisan Kaisha, Ltd.	88,000	1,339,318
	Toyoda Gosei Co., Ltd.	57,300	1,217,095
	Toyota Auto Body Co., Ltd.	105,100	1,818,326
	TV Asahi Corp.	931	2,040,945
	UNY Co., Ltd.	218,000	3,084,344
#	Victor Co. of Japan, Ltd.	160,000	773,689
	Wacoal Corp.	149,000	1,947,465
	Yamaguchi Bank, Ltd.	205,000	2,995,710
	Yamaha Corp.	250,100	5,174,508
	Yamanashi Chuo Bank, Ltd.	241,000	1,739,158
	Yamatake Corp.	47,700	1,136,778
	Yamato Kogyo Co., Ltd.	55,000	1,252,144
#	Yamazaki Baking Co., Ltd.	155,000	1,596,882
	Yodogawa Steel Works, Ltd.	176,000	942,031
	Yokohama Rubber Co., Ltd.	410,000	1,866,908
	York-Benimaru Co., Ltd.	29,300	903,232

TOTAL — JAPAN			928,741,656

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Rekapacific Berhad	691,000	0

NETHERLANDS — (6.2%)
COMMON STOCKS — (6.2%)
	ABN AMRO Holding NV	1,785,798	50,941,767
	ABN AMRO Holding NV ADR	818,500	23,376,360
	Aegon NV	3,298,073	58,931,822
	Buhrmann NV	137,429	1,870,705
	Hunter Douglas NV	47,815	3,334,301
	ING Groep NV	3,203,383	138,788,255
	ING Groep NV ADR	178,700	7,760,941
*	Koninklijke Ahold NV	1,815,643	17,481,390
	Koninklijke DSM NV	270,057	10,684,032
	Koninklijke KPN NV	1,786,668	22,061,773
	Koninklijke Philips Electronics NV	2,253,619	77,322,144
	Koninklijke Philips Electronics NV ADR	133,700	4,588,584
*	Mittal Steel Co. NV (B19J059)	165,092	5,509,764
*	Mittal Steel Co. NV (B19MY56)	29,516	985,820
	Telegraaf Media Groep NV	6,800	158,523
TOTAL COMMON STOCKS			423,796,181

RIGHTS/WARRANTS — (0.0%)
*	Aegon NV Coupons 09/08/06	3,298,073	0

11

	TOTAL — NETHERLANDS		423,796,181

	NEW ZEALAND — (0.1%)
	COMMON STOCKS — (0.1%)
	Air New Zealand, Ltd.	538,327	404,980
	Contact Energy, Ltd.	359,159	1,610,020
	Fisher & Paykel Appliances Holdings, Ltd.	296,231	697,894
	Fletcher Building, Ltd.	790,831	4,489,123
*	Tower, Ltd.	36,509	78,877

	TOTAL — NEW ZEALAND		7,280,894

	NORWAY — (1.2%)
	COMMON STOCKS — (1.2%)
	DNB Nor ASA Series A	1,363,794	17,649,240
	Norsk Hydro ASA	1,451,100	37,377,137
#	Norske Skogindustrier ASA Series A	353,571	5,377,606
	Orkla ASA Series A	289,450	14,179,658
	Storebrand ASA	713,900	7,429,293
	Wilhelmsen (Wilhelm), Ltd. ASA Series A	11,850	391,672

	TOTAL — NORWAY		82,404,606

	PORTUGAL — (0.4%)
	COMMON STOCKS — (0.4%)
	Banco BPI SA	635,057	4,760,584
	Banco Comercial Portugues SA	3,187,633	9,803,710
#	Banco Espirito Santo SA	320,446	4,921,800
	Cimpor Cimentos de Portugal SA	310,009	2,104,712
#	Portucel-Empresa Produtora de Pasta de Papel SA	1,442,478	4,307,041

	TOTAL — PORTUGAL		25,897,847

	SINGAPORE — (0.6%)
	COMMON STOCKS — (0.6%)
	Allgreen Properties, Ltd.	554,000	513,535
#	Creative Technology Co., Ltd.	39,550	258,492
	DBS Group Holdings, Ltd.	1,106,000	12,626,727
	Fraser & Neave, Ltd.	2,421,450	6,114,089
	Keppel Land, Ltd.	258,000	726,314
	K-REIT Asia	51,600	48,526
	Neptune Orient Lines, Ltd.	733,000	896,832
	Singapore Airlines, Ltd.	1,258,000	10,546,824
	Singapore Land, Ltd.	723,000	3,212,510
# *	STATS ChipPAC, Ltd.	828,000	531,333
*	STATS ChipPAC, Ltd. ADR	161,200	1,025,232
	United Overseas Bank, Ltd.	66,000	653,822
	UOL Group, Ltd.	1,740,600	3,469,465

	TOTAL — SINGAPORE		40,623,701

12

SPAIN — (4.6%)
COMMON STOCKS — (4.6%)
#	Abertis Infraestructuras SA	235,788	5,756,965
	Acciona SA	45,268	6,915,494
#	Acerinox SA	261,360	4,923,164
	Banco de Andalucia SA	900	111,947
	Banco de Sabadell SA	412,023	15,051,683
#	Banco Pastor SA	237,600	3,369,225
	Banco Santander Central Hispano SA	7,223,177	112,189,086
	Banco Santander Central Hispano SA Sponsored ADR	398,400	6,203,088
	Cementos Portland Valderrivas SA	21,016	2,145,597
	Corp Mapfre SA	146,555	2,937,395
	Ebro Puleva SA	120,322	2,583,031
	Endesa SA	1,557,828	54,387,700
#	Gas Natural SDG SA	213,778	7,159,319
	Iberdrola SA	535,000	19,881,178
	Iberia Lineas Aereas de Espana SA	617,500	1,542,275
#	Inmobiliaria Urbis SA	96,328	3,171,333
	Repsol YPF SA	1,547,213	44,515,209
	Sacyr Vallehermoso SA	0	36
	Sociedad General de Aguas de Barcelona SA Class A	120,678	3,385,716
#	Sol Melia SA	157,217	2,817,221
	Union Fenosa SA	230,000	10,058,183

TOTAL — SPAIN			309,104,845

SWEDEN — (2.6%)
COMMON STOCKS — (2.6%)
	Cardo AB	2,900	86,013
	Electrolux AB Series B	324,100	5,011,721
	Fabege AB	173,980	3,457,065
	Holmen AB Series A	6,300	271,450
	Holmen AB Series B	155,700	6,519,799
*	Husqvarna AB Series B	268,900	2,903,547
	NCC AB Series B	59,700	1,244,313
	Nordea Bank AB	3,114,100	39,097,635
	Skandinaviska Enskilda Banken Series A	546,400	14,139,559
	Skandinaviska Enskilda Banken Series C	9,800	243,650
	SKF AB Series A	90,600	1,295,633
	SKF AB Series B	118,800	1,701,181
	SSAB Svenskt Stal AB Series A	542,400	10,437,572
	SSAB Svenskt Stal AB Series B	181,500	3,304,946
	Svenska Cellulosa AB Series A	19,000	817,892
	Svenska Cellulosa AB Series B	221,100	9,472,463
	Svenska Handelsbanken Series A	530,100	13,829,562
#	Tele2 AB Series B	251,800	2,493,079
	TeliaSonera AB	2,921,500	18,075,434
	Trelleborg AB Series B	160,600	3,121,777
	Volvo AB Series A	243,200	14,124,409
	Volvo AB Series B	443,400	25,259,815
	Wihlborgs Fastigheter AB	69,592	1,102,933

TOTAL — SWEDEN			178,011,448

13

SWITZERLAND — (5.4%)
COMMON STOCKS — (5.4%)
	Baloise-Holding AG	214,760	17,872,604
	Banque Cantonale Vaudoise	12,608	4,774,310
	Ciba Specialty Chemicals AG	81,000	4,539,989
	Clariant AG	150,221	1,827,787
	Compagnie Financiere Richemont AG Series A	1,251,000	59,457,107
	Credit Suisse Group	1,756,088	97,876,317
	Givaudan SA	5,792	4,668,742
	Holcim, Ltd.	232,376	18,820,141
	Pargesa Holding SA	96,750	9,306,158
	PSP Swiss Property AG	109,600	5,694,913
	Sig Holding AG	10,888	2,591,762
	St. Galler Kantonalbank	10,146	3,869,214
	Swiss Life Holding	132,137	31,958,334
	Swiss Reinsurance Co.	371,429	28,329,697
	Syngenta AG	165,100	24,325,212
# *	Unaxis Holding AG	32,999	9,717,747
	Zurich Financial SVCS AG	167,090	38,087,708

TOTAL — SWITZERLAND			363,717,742

UNITED KINGDOM — (18.9%)
COMMON STOCKS — (18.9%)
	Amvescap P.L.C.	655,026	6,761,287
*	Amvescap P.L.C. ADR	179,300	3,743,784
	Anglo American P.L.C.	2,904,256	125,662,180
	Arriva P.L.C.	231,050	2,618,470
	Associated British Foods P.L.C.	1,019,205	16,084,771
	Aviva P.L.C.	2,630,567	36,967,639
	AWG P.L.C.	76,018	1,883,107
	BAE Systems P.L.C.	4,091,396	28,857,936
	Barclays P.L.C. ADR	1,089,800	55,143,880
	Barratt Developments P.L.C.	338,959	6,412,185
	BBA Group P.L.C.	698,015	3,546,340
	Bellway P.L.C.	85,500	1,977,302
	Bovis Homes Group P.L.C.	132,000	2,105,095
	Bradford & Bingley P.L.C.	759,040	6,546,464
*	British Airways P.L.C.	1,839,331	14,384,705
	British Land Co. P.L.C.	885,883	23,027,743
	Brixton P.L.C.	359,333	3,602,757
	Cable and Wireless P.L.C.	3,714,187	8,679,383
	Carnival P.L.C.	174,347	7,488,439
	Close Brothers Group P.L.C.	156,381	2,719,464
*	Colt Telecom Group P.L.C.	232,908	567,636
	Compass Group P.L.C.	3,204,915	15,580,932
	Corus Group P.L.C.	1,262,597	9,426,419
	Derwent Valley Holdings P.L.C.	49,351	1,697,362
	DSG International	2,312,861	9,032,270
*	easyJet P.L.C.	503,162	4,442,822
	Enterprise Inns P.L.C.	243,587	4,749,984
	Friends Provident P.L.C.	2,672,412	9,466,489
	GKN P.L.C.	851,321	4,943,083
	Great Portland Estates P.L.C.	239,324	2,575,462
	Greene King P.L.C.	210,526	3,383,177
	Hammerson P.L.C.	468,800	11,351,542

14

	Hanson P.L.C.	1,215,181	15,308,881
	HBOS P.L.C.	7,142,391	136,397,874
	Henderson Group P.L.C.	404,000	701,236
	International Power P.L.C.	2,525,271	15,269,423
	ITV P.L.C.	6,357,283	12,803,806
	Johnston Press P.L.C.	209,975	1,623,077
	Kelda Group P.L.C.	161,510	2,535,633
	Kingfisher P.L.C.	3,696,246	16,605,218
	Ladbrokes P.L.C.	1,212,438	8,835,454
	Land Securities Group P.L.C.	402,724	14,524,218
	Liberty International P.L.C.	469,345	10,159,858
	London Merchant Securities P.L.C.	358,862	1,484,834
	MFI Furniture Group P.L.C.	66,600	106,950
	Millennium and Copthorne Hotels P.L.C.	493,245	4,206,684
	Mitchells & Butlers P.L.C.	630,549	6,718,134
	Morrison (Wm.) Supermarkets P.L.C.	3,260,029	13,737,784
	Pearson P.L.C.	924,664	13,157,593
	Pearson P.L.C. Sponsored ADR	339,600	4,832,508
	Pennon Group P.L.C.	164,460	1,463,153
	Persimmon P.L.C.	330,998	7,846,869
	Resolution P.L.C.	278,864	3,159,143
*	Rolls-Royce Group P.L.C.	1,401,894	11,648,106
	Royal & Sun Alliance Insurance Group P.L.C.	5,108,945	13,471,543
	Royal Bank of Scotland Group P.L.C.	5,963,519	202,280,589
	SABmiller P.L.C.	57,339	1,129,569
	Sainsbury (J.) P.L.C.	2,650,025	17,982,002
	Scottish & Newcastle P.L.C.	1,124,419	11,784,321
	Scottish Power P.L.C.	2,179,507	25,750,244
	Severn Trent P.L.C.	210,597	5,272,623
	Signet Group P.L.C. Sponsored ADR	5,200	105,456
	Slough Estates P.L.C.	706,900	8,842,570
	Stanley Leisure P.L.C.	101,834	1,273,188
	Tate & Lyle P.L.C.	660,070	9,202,633
	Taylor Woodrow P.L.C.	998,309	6,520,059
*	The Berkeley Group Holdings P.L.C.	228,802	5,584,214
	Trinity Mirror P.L.C.	495,640	4,299,883
	United Utilities P.L.C.	265,595	3,474,275
	Vodafone Group P.L.C.	61,674,811	133,661,031
	Vodafone Group P.L.C. Sponsored ADR	1,059,537	23,034,345
	Whitbread P.L.C.	390,912	9,113,686
	Wilson Bowden P.L.C.	105,900	3,407,197
	Wimpey (George) P.L.C.	477,721	4,558,786
	Wolverhampton & Dudley Breweries P.L.C.	107,366	2,765,803
	Woolworths Group P.L.C.	2,125,199	1,313,773
	WPP Group P.L.C.	1,459,435	17,784,405
	WPP Group P.L.C. ADR	24,445	1,484,056
	Xstrata P.L.C.	620,563	27,927,710

TOTAL — UNITED KINGDOM			1,280,580,506

15

		Face Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (6.0%)
@	Repurchase Agreement, Bank of America Securities 5.3125%, 09/01/06 (Collateralized by $169,573,221 FNMA, rates ranging from 5.711%(r) to 6.792%(r), maturities ranging from 04/01/36 to 08/01/36, valued at $173,400,001) to be repurchased at $170,025,087	$170,000	170,000,000

@	Repurchase Agreement, Countrywide Securities 5.29%, 09/01/06 (Collateralized by $2,002,488 FHLMC 5.000%, 02/15/34, valued at $1,973,853) to be repurchased at $1,935,150	1,935	1,934,866

@	Repurchase Agreement, Deutsche Bank Securities 5.29%, 09/01/06 (Collateralized by $270,001,910 FHLMC, rates ranging from 4.408%(r) to 6.069%(r), maturities ranging from 10/01/32 to 08/01/34 & FNMA, rates ranging from 4.556%(r) to 5.965%(r), maturities ranging from 08/16/16 to 01/01/36, valued at $107,100,000) to be repurchased at $105,015,429	105,000	105,000,000

	Repurchase Agreement, PNC Capital Markets, Inc. 5.22%, 09/01/06 (Collateralized by $18,190,000 FHLMC 4.00%, 09/22/09, valued at $17,962,625) to be repurchased at $17,699,566	17,697	17,697,000

@	Repurchase Agreement, UBS Warburg 5.28%, 09/01/06 (Collateralized by $147,189,083 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 12/01/32 to 08/01/36, valued at $117,302,164) to be repurchased at $115,016,867	115,000	115,000,000
TOTAL TEMPORARY CASH INVESTMENTS			409,631,866

TOTAL INVESTMENTS - (100.0%)
(Cost $5,034,183,122) ##			$6,789,477,968

16

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2006

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (74.7%)
Consumer Discretionary — (17.1%)
	ABILIT Corp.	99,800	$548,772
	Aeon Fantasy Co., Ltd.	46,060	1,838,992
	Ahresty Corp.	62,700	1,792,433
	Aichi Machine Industry Co., Ltd.	276,000	779,468
#	Aigan Co., Ltd.	50,600	392,946
#	Aisan Industry Co., Ltd.	168,900	1,593,327
#	Akebono Brake Industry Co., Ltd.	353,000	2,953,536
#	Akindo Sushiro Co., Ltd.	12,600	355,818
#	Alpha Corp.	25,700	890,640
	Alpine Electronics, Inc.	217,900	3,013,162
	Amuse, Inc.	20,000	324,203
# *	Anrakutei Co., Ltd.	50,000	341,194
	AOI Advertising Promotion, Inc.	30,500	214,345
	AOKI Holdings, Inc.	146,600	2,603,115
	Araya Industrial Co., Ltd.	143,000	346,533
*	Asahi Tec Corp.	145,000	316,713
	Ashimori Industry Co., Ltd.	147,000	384,786
	Asics Trading Co., Ltd.	20,000	244,692
	Asti Corp.	20,000	326,311
# *	Atom Corp.	44,300	232,453
	Atsugi Co., Ltd.	568,000	809,497
	Aucnet, Inc.	27,300	404,109
#	Avex Group Holdings, Inc.	139,000	3,040,043
#	Belluna Co., Ltd.	171,510	2,967,737
	Best Denki Co., Ltd.	248,000	1,331,149
	Bookoff Corp.	54,000	1,088,480
#	Cabin Co., Ltd.	125,000	636,484
# *	CARCHS Co., Ltd.	627,200	731,396
#	Catena Corp.	92,000	260,233
# *	Cecile Co., Ltd.	102,600	415,205
	Chiyoda Co., Ltd.	128,500	3,058,556
	Chofu Seisakusho Co., Ltd.	54,500	1,199,557
*	Chori Co., Ltd.	463,000	852,013
	Chuo Spring Co., Ltd., Nagoya	191,000	969,724
#	Clarion Co., Ltd.	860,000	1,341,555
#	Cleanup Corp.	123,000	994,748
	Colowide Co., Ltd.	188,950	1,434,319
# *	Columbia Music Entertainment, Inc.	409,000	401,728
	Corona Corp.	85,800	1,527,604
#	Cross Plus, Inc.	20,200	478,426
#	Cybozu, Inc.	1,352	1,271,823
#	D&M Holdings, Inc.	241,000	737,911
	Daido Kogyo Co., Ltd.	125,000	351,602

1

#	Daido Metal Co., Ltd.	106,000	607,967
#	Daidoh, Ltd.	116,000	1,818,070
#	Daiki Co., Ltd.	67,200	742,854
#	Daikoku Denki Co., Ltd.	46,100	1,284,873
	Daimaruenawin Co., Ltd	400	2,406
	Dainichi Co., Ltd.	52,500	447,934
	Daisyo Corp.	63,200	910,681
# *	Daito Woolen Spinning & Weaving Co., Ltd.	42,000	70,173
# *	Daiwa Seiko, Inc.	343,000	775,411
#	Daiwabo Co., Ltd.	416,000	1,581,337
	Descente, Ltd.	238,000	1,053,884
# *	Dia Kensetsu Co., Ltd.	241,800	398,423
#	Doshisha Co., Ltd.	50,900	913,237
	Doutor Coffee Co., Ltd.	77,100	1,378,494
#	Dynic Corp.	98,000	262,061
#	Eagle Industry Co., Ltd.	148,000	1,329,054
# *	Econach Co., Ltd.	112,000	146,609
	Edosawa Co., Ltd.	12,000	40,549
	Eikoh, Inc.	41,800	202,550
	Exedy Corp.	129,400	3,607,089
#	F.D.C. Products, Inc.	31,119	592,824
	Fine Sinter Co., Ltd.	49,000	216,762
	Foster Electric Co., Ltd.	66,000	1,026,462
#	France Bed Holdings Co., Ltd.	685,000	1,466,669
#	Fuji Co., Ltd.	103,000	1,641,419
#	Fuji Corp, Ltd.	89,000	535,161
#	Fuji Kiko Co., Ltd.	128,000	372,575
#	Fuji Kyuko Co., Ltd.	344,000	1,812,429
*	Fujibo Holdings, Inc.	292,000	683,762
	Fujikura Rubber, Ltd.	58,000	437,332
# *	Fujita Kanko, Inc.	355,000	2,658,371
	Fujitsu Business Systems, Ltd.	79,700	1,275,032
# *	Fujitsu General, Ltd.	324,000	814,713
# *	Furukawa Battery Co., Ltd.	73,000	156,324
	Fuso Lexel, Inc.	51,400	453,486
	G-7 Holdings, Inc.	29,200	200,950
#	Gakken Co., Ltd.	304,000	735,500
#	Genki Sushi Co., Ltd.	17,200	191,956
	Gigas K’s Denki Corp.	137,572	3,405,052
	Global-Dining, Inc.	13,300	92,753
*	Goldwin, Inc.	141,000	393,870
	Gourmet Kineya Co., Ltd.	55,000	446,608
*	GSI Creos Corp.	153,000	253,650
#	Gulliver International Co., Ltd.	31,840	2,575,765
	Happinet Corp.	32,600	666,994
	Haruyama Trading Co., Ltd.	40,900	562,845
	Himaraya Co., Ltd.	28,800	293,481
	HIS Co., Ltd.	103,300	2,688,891
	Hitachi Powdered Metal Co., Ltd.	78,000	407,932
#	Homac Corp.	121,700	1,850,786
	Horipro, Inc.	36,500	377,006
*	Ichida and Co., Ltd.	60,400	80,973
	Ichikawa Co., Ltd.	63,000	252,113
#	Ichikoh Industries, Ltd.	246,000	772,476
#	Imasen Electric Industrial Co., Ltd.	35,700	375,729

2

#	Impact 21 Co., Ltd.	55,700	1,020,445
#	Impress Holdings, Inc.	907	322,514
	Inaba Seisakusho Co., Ltd.	49,700	776,512
	Ishizuka Glass Co., Ltd.	81,000	236,332
*	Izuhakone Railway Co., Ltd.	300	13,800
# *	Izutsuya Co., Ltd.	300,000	361,235
# *	Janome Sewing Machine Co., Ltd.	537,000	904,860
#	Japan Vilene Co., Ltd.	185,000	1,128,208
	Jeans Mate Corp.	31,008	321,170
*	Joban Kosan Co., Ltd.	193,000	321,323
#	Joint Corp.	117,200	3,658,076
#	Joshin Denki Co., Ltd.	184,000	1,197,920
	Juki Corp.	404,000	2,200,584
	Juntendo Co., Ltd.	35,000	69,771
#	Jyomo Co., Ltd.	86,000	135,022
	Kabuki-Za Co., Ltd.	32,000	1,345,659
	Kadokawa Holdings, Inc.	82,700	3,205,882
#	Kahma Co., Ltd.	100,400	2,410,218
	Kanto Auto Works, Ltd.	215,800	2,555,959
	Kasai Kogyo Co., Ltd.	95,000	382,775
	Kato Sangyo Co., Ltd.	114,700	1,659,086
*	Kawai Musical Instruments Manufacturing Co., Ltd.	225,000	426,878
# *	Kawashima Textile Manufacturers, Ltd.	250,000	435,312
#	Kayaba Industry Co., Ltd.	683,000	3,009,208
	Keiiyu Co., Ltd.	55,200	422,965
#	Keiyo Co., Ltd.	167,100	1,333,912
#	Kentucky Fried Chicken Japan, Ltd.	68,000	1,270,799
	Kenwood Corp.	1,189,000	2,138,611
#	Kinki Nippon Tourist Co., Ltd.	236,000	866,661
#	Kinugawa Rubber Industrial Co., Ltd.	164,000	276,963
#	Kisoji Co., Ltd.	74,600	1,407,583
	Koekisha Co., Ltd.	13,600	253,401
#	Kohnan Shoji Co., Ltd.	81,700	842,574
#	Kojima Co., Ltd.	115,500	1,475,928
	Komatsu Seiren Co., Ltd.	124,000	504,006
#	Konaka Co., Ltd.	69,960	949,280
	Kurabo Industries, Ltd.	769,000	2,156,694
	Kuroganeya Co., Ltd.	14,000	59,284
#	Kyoritsu Maintenance Co., Ltd.	33,300	1,002,649
#	Kyoto Kimono Yuzen Co., Ltd.	503	740,193
	Kyowa Leather Cloth Co., Ltd.	64,800	427,357
# *	Laox Co., Ltd.	167,000	461,684
*	Look, Inc.	72,000	178,370
	Maezawa Kyuso Industries Co., Ltd.	43,200	679,898
*	Magara Construction Co., Ltd.	108,000	188,260
# *	Mamiya-Op Co., Ltd.	88,000	119,807
	Marche Corp.	10,700	102,545
#	Mars Engineering Corp.	67,500	1,669,795
#	Marubeni Telecom Co., Ltd.	207	205,654
	Maruei Department Store Co., Ltd.	107,000	231,815
	Maruzen Co., Ltd. (5982)	46,000	272,555
# *	Maruzen Co., Ltd. (8236)	263,000	448,772
#	Matsuya Co., Ltd.	164,000	2,588,453
	Matsuya Foods Co., Ltd.	54,300	795,404
#	Matsuzakaya Co., Ltd.	529,077	3,755,418

3

	Meiwa Industry Co., Ltd.	38,000	137,723
# *	Misawa Homes Holdings, Inc.	48,200	1,550,755
#	Misawa Resort Co., Ltd.	143,000	584,965
#	Mitsuba Corp.	136,690	1,280,123
	Mitsui Home Co., Ltd.	205,000	1,603,483
	Miyuki Keori Co., Ltd.	86,000	339,092
#	Mizuno Corp.	393,000	2,817,894
#	MOS Food Services, Inc.	99,000	1,433,781
#	MR Max Corp.	94,300	505,236
	Mutow Co., Ltd.	62,300	286,089
# *	Naigai Co., Ltd.	190,000	225,845
#	Nexyz Corp.	2,700	274,445
	Nice Corp.	362,000	1,453,230
#	Nichimo Corp.	475,000	482,531
#	Nidec Copal Corp.	174,400	2,047,442
#	Nidec Tosok Corp.	54,600	624,084
	Nihon Eslead Corp.	46,848	1,427,394
	Nihon Tokushu Toryo Co., Ltd.	56,000	366,852
	Nikko Travel Co., Ltd.	12,200	82,009
	Nippon Felt Co., Ltd.	56,000	378,873
#	Nippon Piston Ring Co., Ltd.	228,000	566,323
	Nippon Restaurant System, Inc.	47,200	1,580,330
	Nippon Seiki Co., Ltd.	188,000	4,109,036
	Nishimatsuya Chain Co., Ltd.	179,400	3,442,736
	Nissan Shatai Co., Ltd.	470,000	2,621,788
	Nissen Co., Ltd.	164,200	1,271,649
	Nissin Kogyo Co., Ltd.	199,200	4,185,072
	Nittan Valve Co., Ltd.	67,000	572,997
#	Nitto Seimo Co., Ltd.	50,000	114,545
	Noritake Co., Ltd.	484,000	2,616,078
	Noritsu Koki Co., Ltd.	103,100	2,021,144
*	Omikenshi Co., Ltd.	122,000	145,869
*	Orient Watch Co., Ltd.	12,000	4,191
#	Pacific Industrial Co., Ltd.	162,000	971,969
#	PanaHome Corp.	434,000	3,237,674
#	Parco Co., Ltd.	258,000	2,798,590
#	Paris Miki, Inc.	168,000	3,155,810
#	Pentax Corp.	396,000	2,081,694
	Piolax, Inc.	38,300	760,619
	Press Kogyo Co., Ltd.	365,000	1,679,680
# *	Renown, Inc.	142,800	1,928,990
	Resorttrust, Inc.	131,840	3,691,718
	Rhythm Watch Co., Ltd.	422,000	766,512
#	Right On Co., Ltd.	88,925	2,869,620
	Riken Corp.	337,000	2,245,002
#	Ringer Hut Co., Ltd.	65,500	838,659
	Roland Corp.	78,000	1,813,084
	Royal Co., Ltd.	127,000	1,872,691
#	Sagami Chain Co., Ltd.	60,000	559,090
	Sagami Co., Ltd.	80,000	252,533
	Sagami Rubber Industries Co., Ltd.	15,000	47,021
#	Saint Marc Holdings Co., Ltd.	34,300	2,271,587
#	Saizeriya Co., Ltd.	162,700	2,478,950
#	Sakai Ovex Co., Ltd.	161,000	270,330
#	Sanden Corp.	433,000	1,824,517

4

#	Sanei-International Co., Ltd.	43,500	1,376,225
	Sankyo Seiko Co., Ltd.	171,000	853,455
	Sanoh Industrial Co., Ltd.	110,000	782,606
#	Sanrio Co., Ltd.	268,400	3,319,192
	Sanyo Shokai, Ltd.	433,000	2,814,853
	Seiko Corp.	348,407	2,781,198
#	Seiren Co., Ltd.	197,000	2,499,533
	Senshukai Co., Ltd.	149,000	1,591,288
	Shaddy Co., Ltd.	55,400	791,196
	Shikibo, Ltd.	326,000	492,352
	Shinyei Kaisha	96,000	251,402
#	Shiroki Co., Ltd.	241,000	731,888
	Shobunsha Publications, Inc.	46,900	573,820
#	Shochiku Co., Ltd.	346,000	2,783,204
	Showa Corp.	163,300	2,695,209
# *	Showa Rubber Co., Ltd.	413,000	133,397
*	Silver Ox, Inc.	50,000	90,748
# *	Silver Seiko, Ltd.	525,000	297,940
#	Simree Co., Ltd.	24,900	91,865
	SK Japan Co., Ltd.	17,550	93,915
	SNT Corp.	69,300	363,129
# *	Sofmap Co., Ltd.	27,300	105,655
	Sotoh Co., Ltd.	12,000	137,857
	SPK Corp.	12,700	234,715
	Suminoe Textile Co., Ltd.	236,000	858,022
	Suzutan Co., Ltd.	26,200	144,022
# *	SxL Corp.	444,000	499,725
	Tachikawa Corp.	50,800	332,133
	Tachi-S Co., Ltd.	104,540	773,221
	Takamatsu Corp.	120,300	2,113,801
#	Taka-Q Co., Ltd.	58,500	272,547
	TAKE AND GIVE. NEEDS Co., Ltd.	1,000	1,051,386
	Tasaki Shinju Co., Ltd.	101,000	478,922
	Taya Co., Ltd.	5,000	50,460
*	TDF Corp.	27,000	76,570
	Tecmo, Ltd.	74,600	558,437
#	Teikoku Piston Ring Co., Ltd.	96,000	1,006,094
	Teikoku Sen-I Co., Ltd.	62,000	318,323
#	Ten Allied Co., Ltd.	50,000	215,036
	Tenma Corp.	96,200	1,729,292
	The Chuo Woollen Mills, Ltd.	50,000	168,860
	The Japan General Estate Co., Ltd.	96,100	2,132,167
	The Japan Wool Textile Co., Ltd.	272,000	2,354,195
	Tigers Polymer Corp.	44,000	275,422
# *	Toabo Corp.	173,000	213,933
#	Toei Co., Ltd.	438,000	3,344,801
# *	Tohoku Misawa Homes Co., Ltd.	37,500	130,744
	Tohoku Pioneer Corp.	55,200	861,023
# *	Tokai Kanko Co., Ltd.	714,000	254,769
	Tokai Senko KK, Nagoya	73,000	123,328
	Tokyo Dome Corp.	579,000	3,260,574
	Tokyo Soir Co., Ltd.	49,000	169,002
	Tokyo Style Co., Ltd.	283,000	3,331,798
#	Tokyotokeiba Co., Ltd.	852,000	2,752,482
	Tokyu Recreation Corp.	77,000	447,875

5

#	Tomy Co., Ltd.	287,693	2,064,273
#	Tonichi Carlife Group, Inc.	108,000	331,011
	Topre Corp.	164,000	1,491,375
# *	Tosco Co., Ltd.	59,000	191,765
	Totenko Co., Ltd.	57,000	144,767
#	Touei Housing Corp.	82,040	1,603,735
#	Toyo Radiator Co., Ltd.	221,000	893,346
	Toyo Tire & Rubber Co., Ltd.	648,000	2,862,265
	Tsukamoto Co., Ltd.	67,000	123,995
#	Tsutsumi Jewelry Co., Ltd.	58,500	1,855,248
#	Unitika, Ltd.	1,537,000	2,177,188
#	U-Shin, Ltd.	86,000	608,827
	Verite Co., Ltd.	24,000	62,111
#	Watabe Wedding Corp.	23,500	373,648
#	Watami Food Service Co., Ltd.	115,800	1,663,894
*	Wondertable, Ltd.	97,000	154,797
	XNET Corp.	91	165,697
#	Yamatane Corp.	273,000	433,129
	Yamato International, Inc.	43,000	356,107
	Yellow Hat, Ltd., Tokyo	66,300	751,992
#	Yokohama Reito Co., Ltd.	142,000	1,175,016
#	Yomiuri Land Co., Ltd.	228,000	1,446,402
	Yonex Co., Ltd.	41,000	322,047
	Yorozu Corp.	56,200	604,713
#	Yoshimoto Kogyo Co., Ltd.	106,000	2,189,223
#	Yoshinoya D&C Co., Ltd.	1,834	3,242,651
	Zenrin Co., Ltd.	117,900	2,771,948
#	Zensho Co., Ltd.	278,000	3,518,388
Total Consumer Discretionary			319,400,792

Consumer Staples — (7.7%)
#	Aderans Co., Ltd.	127,850	3,305,025
	Ahjikan Co., Ltd.	10,500	85,147
#	Ariake Japan Co., Ltd.	99,600	2,108,363
	Asahi Soft Drinks Co., Ltd.	158,000	2,205,705
	Bull-Dog Sauce Co., Ltd.	37,000	425,245
#	Calpis Co., Ltd.	235,000	1,789,279
	Cawachi, Ltd.	75,200	2,507,560
	CFS Corp.	72,500	407,405
	Chuo Gyorui Co., Ltd.	93,000	284,823
	Coca-Cola Central Japan Co., Ltd.	278	2,221,451
	CVS Bay Area, Inc.	55,000	128,675
	DyDo Drinco, Inc.	49,800	1,885,269
	Echo Trading Co., Ltd.	11,000	113,282
	Ensuiko Sugar Refining Co., Ltd.	85,000	244,889
#	Fancl Corp.	224,300	3,214,924
# *	First Baking Co., Ltd.	98,000	139,756
	Fuji Oil Co., Ltd.	276,500	2,541,594
	Fujicco Co., Ltd.	105,600	1,194,203
# *	Fujiya Co., Ltd.	325,000	599,069
	Hagoromo Foods Corp.	41,000	425,313
	Harashin Narus Holdings Co., Ltd.	52,800	687,688
# *	Hayashikane Sangyo Co., Ltd.	212,000	285,878
	Heiwado Co., Ltd.	186,000	3,406,206
# *	Hohsui Corp.	90,000	174,642

6

	Hokkaido Coca-Cola Bottling Co., Ltd.	89,000	560,025
#	Hokuto Corp.	99,700	1,655,122
#	Inageya Co., Ltd.	155,000	1,127,148
	Itochu Shokuh Co., Ltd.	39,800	1,439,987
#	Itoham Foods, Inc.	665,000	2,574,531
	Izumiya Co., Ltd.	265,000	1,914,297
#	J-Oil Mills, Inc.	498,000	2,181,519
#	Kagome Co., Ltd.	272,200	3,850,788
	Kameda Seika Co., Ltd.	61,000	641,317
	Kasumi Co., Ltd.	175,000	1,031,467
	Katokichi Co., Ltd.	475,200	4,074,870
	Key Coffee, Inc.	67,000	964,546
#	Kibun Food Chemifa Co., Ltd.	80,000	891,288
	Kirindo Co., Ltd.	22,800	232,986
	Kyodo Shiryo Co., Ltd.	256,000	401,615
	Kyokuyo Co., Ltd.	291,000	701,460
#	Life Corp.	163,900	2,307,596
#	Mandom Corp.	74,500	1,927,464
	Marudai Food Co., Ltd.	395,000	1,053,385
#	Maruha Group, Inc.	951,000	2,560,435
	Maruya Co., Ltd.	14,000	72,830
	Maxvalu Tohok Co., Ltd.	18,200	154,435
# *	Maxvalu Tokai Co., Ltd.	47,000	864,320
#	Meito Sangyo Co., Ltd.	70,700	1,278,948
	Mercian Corp.	380,000	903,851
	Mikuni Coca-Cola Bottling Co., Ltd.	164,000	1,750,684
	Milbon Co., Ltd.	38,240	1,395,768
	Ministop Co., Ltd.	88,400	1,716,572
#	Mitsui Sugar Co., Ltd.	430,850	1,557,945
	Miyoshi Oil & Fat Co., Ltd.	202,000	413,496
	Morinaga & Co., Ltd.	852,000	2,147,879
	Morinaga Milk Industry Co., Ltd.	809,000	2,937,571
# *	Morishita Jinton Co., Ltd.	47,800	150,942
	Morozoff, Ltd.	84,000	245,780
	Myojo Foods Co., Ltd.	108,000	620,822
#	Nagatanien Co., Ltd.	114,000	873,199
#	Nakamuraya Co., Ltd.	169,000	899,819
#	Nichimo Co., Ltd.	85,000	189,482
#	Nichiro Corp.	494,000	995,333
#	Nihon Chouzai Co., Ltd.	18,000	725,521
	Nihon Shokuh Kako Co., Ltd.	71,000	237,693
#	Niitaka Co., Ltd.	7,260	74,419
#	Nippon Beet Sugar Manufacturing Co., Ltd.	462,000	1,426,447
#	Nippon Flour Mills Co., Ltd.	537,000	2,539,659
	Nippon Formula Feed Manufacturing Co., Ltd.	174,000	308,814
	Nippon Suisan Kaisha, Ltd.	453,000	2,730,066
	Nissin Sugar Manufacturing Co., Ltd.	122,000	321,703
	Nitto Flour Milling Co., Ltd.	114,000	404,240
	Nosan Corp.	397,000	1,196,723
	Oenon Holdings, Inc.	176,000	695,864
	Oie Sangyo Co., Ltd.	20,900	184,895
	Okuwa Co., Ltd.	135,000	1,737,321
	Olympic Corp.	56,900	442,653
	Oriental Yeast Co., Ltd.	88,000	539,715
	Pietro Co., Ltd.	10,300	87,981

7

#	Pigeon Corp.	54,500	907,869
#	Poplar Co., Ltd.	25,760	257,755
	Posful Corp.	58,800	298,538
# *	Prima Meat Packers, Ltd.	601,000	760,269
#	Q’Sai Co., Ltd.	102,900	1,443,906
	Riken Vitamin Co., Ltd.	66,400	1,675,581
#	Rock Field Co., Ltd.	39,200	752,357
#	Ryoshoku, Ltd.	126,900	3,207,061
	S Foods, Inc.	89,000	779,643
#	Sakata Seed Corp.	156,100	1,973,433
	Seijo Corp.	27,200	654,154
	Shikoku Coca-Cola Bottling Co., Ltd.	67,500	778,548
	Shoei Foods Corp.	44,000	234,052
	Showa Sangyo Co., Ltd.	548,000	1,419,544
# *	Snow Brand Milk Products Co., Ltd.	732,000	2,409,761
	Snow Brand Seed Co., Ltd.	30,000	126,418
	Sogo Medical Co., Ltd.	16,500	377,403
	Sonton Food Industry Co., Ltd.	43,000	433,324
#	Sotetsu Rosen Co., Ltd.	70,000	303,662
	Starzen Corp.	233,000	600,011
#	Sugi Pharmacy Co., Ltd.	172,700	3,399,537
#	T.Hasegawa Co., Ltd.	126,100	1,980,803
#	Takara Holdings, Inc.	365,000	2,212,763
# *	The Maruetsu, Inc.	349,000	1,786,113
#	The Nisshin Oillio Group, Ltd.	552,000	3,408,496
#	Three F Co., Ltd.	17,700	144,091
	Tobu Store Co., Ltd.	177,000	488,592
	Toho Co., Ltd.	74,000	517,012
#	Tohto Suisan Co., Ltd.	94,000	225,009
#	Tokyu Store Chain Corp.	220,000	1,468,319
	Torigoe Co., Ltd.	70,000	521,610
# *	Toyo Sugar Refining Co., Ltd.	105,000	177,518
	Tsuruha Holdings, Inc.	46,400	1,777,337
	U.Store Co., Ltd.	63,600	485,106
#	Unicafe, Inc.	14,260	204,633
#	Unicharm Petcare Corp.	45,000	1,870,655
	Unimat Offisco Corp.	75,200	997,848
	Valor Co., Ltd.	158,400	2,969,565
#	Warabeya Nichiyo Co., Ltd.	41,360	570,107
	Yaizu Suisankagaku Industry Co., Ltd.	33,400	411,073
	Yaoko Co., Ltd.	61,100	1,455,205
#	Yomeishu Seizo Co., Ltd.	93,000	977,296
	Yonekyu Corp.	77,500	829,427
	Yuasa Funashoku Co., Ltd.	112,000	336,941
#	Yukiguni Maitake Co., Ltd.	77,180	323,776
Total Consumer Staples			144,228,748

Energy — (0.8%)
#	BP Castrol KK	69,800	250,808
*	Fuji Kosan Co., Ltd.	212,000	312,609
	Itochu Enex Co., Ltd.	274,500	1,749,019
	Japan Oil Transportation Co., Ltd.	79,000	238,440
	Kanto Natural Gas Development Co., Ltd.	176,000	1,343,522
#	Kyoei Tanker Co., Ltd.	92,000	281,397
	Mitsuuroko Co., Ltd.	207,000	1,488,180

8

#	Modec, Inc.	119,100	2,665,974
#	Nippon Gas Co., Ltd.	125,000	1,007,226
	Sala Corp.	98,000	488,748
	San-Ai Oil Co., Ltd.	227,000	947,816
	Shinko Plantech Co., Ltd.	147,000	994,588
	Sinanen Co., Ltd.	234,000	1,204,561
#	Toa Oil Co., Ltd.	319,000	523,339
#	Toyo Kanetsu KK	436,000	1,073,817
Total Energy			14,570,044

Financials — (7.3%)
*	Azel Corp.	132,000	268,668
*	Bank of the Ryukyus, Ltd.	87,980	2,056,969
#	Central Finance Co., Ltd.	298,000	1,842,890
	Century Leasing System, Inc.	160,500	2,115,924
#	Cosmo Securities Co., Ltd.	1,231,000	2,281,167
#	Credia Co., Ltd.	28,000	240,078
	Daibiru Corp.	301,000	3,048,713
#	Daiko Clearing Services Corp.	45,000	702,621
#	Fukushima Bank, Ltd.	585,000	871,148
#	Fuyo General Lease Co., Ltd.	93,000	2,819,658
	Gro-BeLS Co., Ltd.	134,000	202,325
	Higashi-Nippon Bank, Ltd.	569,000	2,605,235
#	Ichiyoshi Securities Co., Ltd.	148,000	2,200,795
#	Keihanshin Real Estate Co., Ltd.	134,000	936,056
# *	Kiyo Holdings, Inc.	803,000	1,362,012
#	Kobayashi Yoko Co., Ltd.	24,800	336,579
#	Kosei Securities Co., Ltd.	226,000	420,898
# *	Kyushu-Shinwa Holdings, Inc.	1,095,000	1,504,919
#	Marusan Securities Co., Ltd.	234,000	3,505,048
	Meiwa Estate Co., Ltd.	78,900	1,232,060
	Mito Securities Co., Ltd.	250,000	1,456,028
	Mitsubishi UFJ Financial Group, Inc.	1	12,074
	Miyazaki Bank, Ltd.	452,000	2,372,094
# *	Momiji Holdings, Inc.	743	1,832,722
	Nisshin Fudosan Co., Ltd.	64,200	861,253
#	Odakyu Real Estate Co., Ltd.	120,000	474,320
	Osaka Securities Finance Co., Ltd.	54,000	315,174
#	Pocket Card Co., Ltd.	82,000	732,985
	Ricoh Leasing Co., Ltd.	93,300	2,514,717
	Sankei Building Co., Ltd.	194,000	1,492,212
#	Sanyo Electric Credit Co., Ltd.	114,800	2,093,143
# *	Seven Seas Holdings Co., Ltd.	160,000	282,273
	Shikoku Bank, Ltd.	676,000	3,128,520
	Shimizu Bank, Ltd.	29,100	1,247,279
	Shinki Co., Ltd.	192,100	1,223,543
	Shoei Co., Ltd.	34,848	1,120,385
	Suruga Corp.	35,300	2,562,911
#	Tachihi Enterprise Co., Ltd.	42,650	1,627,623
	Takagi Securities Co., Ltd.	156,000	752,277
	The Aichi Bank, Ltd.	28,700	3,469,818
	The Akita Bank, Ltd.	606,000	3,218,990
	The Aomori Bank, Ltd.	578,000	2,417,250
	The Bank of Ikeda, Ltd.	47,500	2,375,643
	The Bank of Iwate, Ltd.	50,200	2,740,240

9

	The Bank of Okinawa, Ltd.	69,400	3,048,714
	The Bank of Saga, Ltd.	519,000	1,909,326
*	The Chiba Kogyo Bank, Ltd.	158,700	2,659,864
	The Chukyo Bank, Ltd.	652,000	1,967,187
	The Daisan Bank, Ltd.	567,000	1,957,539
	The Daito Bank, Ltd.	376,000	614,888
	The Ehime Bank, Ltd.	488,000	2,068,448
	The Eighteenth Bank, Ltd.	562,000	2,895,782
	The Fukui Bank, Ltd.	753,000	2,611,680
	The Hokuetsu Bank, Ltd.	757,000	1,913,955
	The Kagawa Bank, Ltd.	251,350	1,451,410
# *	The Kanto Tsukuba Bank, Ltd.	123,800	969,451
	The Kita-Nippon Bank, Ltd.	25,306	1,293,900
#	The Michinoku Bank, Ltd.	492,000	2,023,659
	The Minato Bank, Ltd.	1,203,000	3,130,641
	The Nagano Bank, Ltd.	263,000	950,015
	The Nisshin Fire & Marine Insurance Co., Ltd.	541,000	2,499,252
	The Oita Bank, Ltd.	447,000	3,435,612
#	TOC Co., Ltd.	404,950	2,247,220
	Tochigi Bank, Ltd.	353,000	2,393,423
	Toho Bank, Ltd.	689,000	3,145,854
	Toho Real Estate Co., Ltd.	152,000	916,545
	Tohoku Bank, Ltd.	251,000	527,364
	Tokushima Bank, Ltd.	238,200	1,687,352
#	Tokyo Rakutenchi Co., Ltd.	184,000	872,266
#	Tokyo Theatres Co., Inc.	199,000	565,160
#	Tokyu Community Corp.	43,500	1,200,650
#	Tokyu Livable, Inc.	44,100	3,586,779
	Tomato Bank, Ltd.	341,000	840,363
#	Tottori Bank, Ltd.	260,000	733,693
	Towa Bank, Ltd.	723,000	1,725,555
# *	Towa Real Estate Development Co., Ltd.	323,000	1,757,392
	Toyo Securities Co., Ltd.	282,000	1,506,159
	Yamagata Bank, Ltd.	543,000	2,851,929
	Yuraku Real Estate Co., Ltd.	146,000	993,991
Total Financials			135,830,255

Health Care — (2.7%)
#	Aloka Co., Ltd.	86,000	840,538
	As One Corp.	58,980	1,462,951
	ASKA Pharmaceutical Co., Ltd.	90,000	786,465
#	Create Medic Co., Ltd.	21,000	232,142
#	Eiken Chemical Co., Ltd.	64,000	662,982
*	FALCO biosystems, Ltd.	28,200	263,917
	Fuso Pharmaceutical Industries, Ltd.	268,000	859,863
#	Hitachi Medical Corp.	121,000	1,347,426
	Hogy Medical Co., Ltd.	50,000	2,248,379
	Iwaki & Co., Ltd.	55,000	144,860
#	Japan Medical Dynamic Marketing, Inc.	44,900	267,683
#	Jeol, Ltd.	252,000	1,662,783
	JMS Co., Ltd.	92,000	315,291
#	Kaken Pharmaceutical Co., Ltd.	356,000	2,600,894
	Kawamoto Corp.	4,000	20,433
	Kawanishi Holdings, Ltd.	7,400	113,151
	Kawasumi Laboratories, Inc.	45,000	256,325

10

	Kissei Pharmaceutical Co., Ltd.	176,000	3,066,305
#	KYORIN Co., Ltd.	203,000	2,334,751
	Mochida Pharmaceutical Co., Ltd.	412,000	3,610,619
#	Nichii Gakkan Co.	110,900	1,746,598
#	Nihon Kohden Corp.	139,000	2,467,010
#	Nikkiso Co., Ltd.	222,000	2,277,030
# *	Nippon Chemiphar Co., Ltd.	102,000	568,425
	Nippon Shinyaku Co., Ltd.	215,000	1,827,517
#	Nipro Corp.	193,000	3,694,163
	Nissui Pharmaceutical Co., Ltd.	55,800	437,908
	Paramount Bed Co., Ltd.	95,000	1,771,339
	Rion Co., Ltd.	5,000	41,788
#	Rohto Pharmaceutical Co., Ltd.	344,000	3,725,591
	Seikagaku Corp.	171,100	1,861,872
#	SSP Co., Ltd.	388,000	2,214,882
	Torii Pharmaceutical Co., Ltd.	87,400	1,543,461
#	Towa Pharmaceutical Co., Ltd.	48,000	1,217,080
	Vital-Net, Inc.	120,100	710,035
	Wakamoto Pharmaceutical Co., Ltd.	77,000	307,035
#	Zeria Pharmaceutical Co., Ltd.	128,000	1,192,785
Total Health Care			50,702,277

Industrials — (20.8%)
# *	A&A Material Corp.	190,000	307,538
#	Advan Co., Ltd.	76,700	960,978
#	ADVANEX, Inc.	97,000	260,951
	Aica Kogyo Co., Ltd.	222,000	2,976,227
#	Aichi Corp.	245,700	2,308,170
	Aida Engineering, Ltd.	113,000	768,203
	Airport Facilities Co., Ltd.	157,970	1,036,613
	Airtech Japan, Ltd.	20,100	211,763
#	Alps Logistics Co., Ltd.	48,700	911,789
#	Altech Co., Ltd.	23,000	98,293
	Altech Corp.	23,250	294,489
#	Amano Corp.	251,000	3,478,139
	Ando Corp.	230,000	522,418
	Anest Iwata Corp.	125,000	631,253
*	Arai-Gumi, Ltd.	59,550	98,160
# *	ART Corp.	32,000	957,469
	Asahi Diamond Industrial Co., Ltd.	230,000	1,836,681
	Asahi Kogyosha Co., Ltd.	78,000	339,341
#	Asahi Pretec Corp.	72,300	2,718,531
	Asanuma Corp.	189,000	370,402
	Asia Air Survey Co., Ltd.	32,000	136,112
	Asia Securities Printing Co., Ltd.	118,000	1,174,066
#	Asunaro Aoki Construction Co., Ltd.	146,000	1,038,975
	Ataka Construction & Engineering Co., Ltd.	60,000	200,425
	Bando Chemical Industries, Ltd.	308,000	1,362,025
	Biken Techno Corp.	14,100	114,321
#	BSL Corp.	540,354	580,866
	Bunka Shutter Co., Ltd.	216,000	1,286,381
	Central Glass Co., Ltd.	617,000	3,431,499
	Central Security Patrols Co., Ltd.	31,400	260,673
	Chudenko Corp.	191,000	2,923,495
#	Chugai Ro Co., Ltd.	257,000	841,388

11

	Chuo Denki Kogyo Co., Ltd.	54,000	175,237
#	CKD Corp.	202,000	2,690,083
	Commuture Corp.	136,202	1,169,460
	Cosel Co., Ltd.	125,500	2,219,315
	CTI Engineering Co., Ltd.	38,200	275,931
	Dai-Dan Co., Ltd.	123,000	698,091
	Daihen Corp.	415,000	2,086,388
#	Daiho Corp.	164,000	391,287
	Dai-Ichi Jitsugyo Co., Ltd.	160,000	781,747
	Daimei Telecom Engineering Corp.	127,000	1,426,523
#	Daiseki Co., Ltd.	90,360	2,053,953
# *	Daisue Construction Co., Ltd.	242,500	257,379
	Daiwa Industries, Ltd.	149,000	1,076,129
	Danto Holdings Corp.	78,000	303,380
#	Densei-Lambda KK	53,184	826,636
	Denyo Co., Ltd.	73,000	888,784
	DMW Corp.	1,600	59,093
#	Eneserve Corp.	69,800	438,197
# *	Enshu, Ltd.	128,000	395,317
# *	Fudo Construction Co., Ltd.	466,200	454,181
	Fuji Electric Engineering & Construction Co., Ltd.	41,000	67,299
#	Fujita Corp.	115,010	517,098
	Fujitec Co., Ltd.	287,000	1,813,823
	Fukuda Corp.	113,000	449,959
	Fukusima Industries Corp.	25,500	299,676
#	Fukuyama Transporting Co., Ltd.	864,000	2,893,574
*	Funai Consulting, Co., Ltd.	94,000	607,554
	Furukawa Co., Ltd.	1,165,000	2,813,802
	Furusato Industries, Ltd.	46,000	736,183
	Futaba Corp.	116,300	3,064,999
	Gecoss Corp.	90,600	532,493
# *	GS Yuasa Corp.	1,109,000	2,587,202
#	Hakuyosha Co., Ltd.	88,000	284,274
	Haltec Corp.	32,000	54,948
# *	Hamai Co., Ltd.	77,000	184,939
	Hanwa Co., Ltd.	664,000	2,521,503
#	Hazama Corp.	293,600	543,619
	Hibiya Engineering, Ltd.	103,000	939,979
#	Hisaka Works, Ltd.	41,000	771,695
	Hitachi Metals Techno, Ltd.	37,500	162,211
#	Hitachi Plant Technologies, Ltd.	580,570	3,309,163
#	Hitachi Tool Engineering, Ltd.	86,000	1,486,704
	Hitachi Transport System, Ltd.	345,000	3,402,643
# *	Hitachi Zosen Corp.	1,857,500	2,060,505
	Hokuriku Electrical Construction Co., Ltd.	56,000	192,058
#	Hosokawa Micron Corp.	115,000	868,653
#	Howa Machinery, Ltd.	338,000	510,410
	IBJ Leasing Co., Ltd.	113,800	2,821,988
*	Ichiken Co., Ltd.	79,000	178,383
#	Idec Corp.	117,500	1,892,299
#	Iino Kaiun Kaisha, Ltd.	343,000	3,107,229
	i-Logistics Corp.	91,000	269,127
#	Inaba Denki Sangyo Co., Ltd.	77,900	2,469,457
	Inabata and Co., Ltd.	190,000	1,458,453
# *	Inoue Kogyo Co., Ltd.	357,000	260,490

12

	Inui Steamship Co., Ltd.	68,000	239,738
#	Iseki & Co., Ltd.	659,000	2,005,320
# *	Ishikawa Seisakusho, Ltd.	116,000	161,185
	Ishikawajima Construction Materials Co., Ltd.	43,000	92,765
	Ishikawajima Transport Machinery Co., Ltd.	64,000	298,160
	Itoki Crebio Corp.	152,000	1,780,032
	Iwasaki Electric Co., Ltd.	198,000	499,560
#	Iwatani International Corp.	775,000	2,299,989
# *	J Bridge Corp.	154,000	506,675
#	Jalux, Inc.	33,300	619,223
#	Jamco Corp.	71,000	742,744
	Japan Airport Terminal Co., Ltd.	305,700	3,735,318
# *	Japan Bridge Corp.	31,000	32,626
#	Japan Cash Machine Co., Ltd.	88,915	1,403,483
	Japan Foundation Engineering Co., Ltd.	79,700	319,746
#	Japan Kenzai Co., Ltd.	68,340	480,670
#	Japan Maintenance Co., Ltd.	60,200	1,296,449
#	Japan Pulp and Paper Co., Ltd.	447,000	1,774,762
#	Japan Servo Co., Ltd.	80,000	164,206
	Japan Steel Tower Co., Ltd.	44,000	192,548
#	Japan Transcity Corp.	190,000	926,003
	JFE Shoji Holdings, Inc.	754,000	3,355,892
	K.R.S. Corp.	34,200	475,702
# *	Kamagai Gumi Co., Ltd.	419,800	998,344
	Kamei Corp.	101,000	720,617
	Kanaden Corp.	95,000	643,832
	Kanagawa Chuo Kotsu Co., Ltd.	169,000	749,442
	Kanamoto Co., Ltd.	80,000	724,744
# *	Kanematsu Corp.	1,306,625	2,124,670
# *	Kanematsu-NNK Corp.	94,000	146,016
#	Katakura Industries Co., Ltd.	104,000	1,647,394
	Kato Works Co., Ltd.	158,000	669,146
	Kawada Industries, Inc.	126,000	317,206
# *	Kimmon Manufacturing Co., Ltd.	141,000	325,484
# *	Kimura Chemical Plants Co., Ltd.	45,000	130,528
#	Kinki Sharyo Co., Ltd.	182,000	776,953
*	Kinsho Corp.	21,000	67,341
	Kintetsu World Express, Inc.	108,600	2,654,722
	Kioritz Corp.	180,000	542,781
#	Kitagawa Iron Works Co., Ltd.	264,000	651,003
#	Kitano Construction Corp.	196,000	492,574
	Kitazawa Sangyo Co., Ltd.	45,500	171,988
	Kitz Corp.	372,000	3,120,898
	Koike Sanso Kogyo Co., Ltd.	104,000	375,343
	Koito Industries, Ltd.	102,000	413,772
# *	Kokusai Kogyo Co., Ltd.	88,000	272,072
	Komai Tekko, Inc.	88,000	229,511
	Komatsu Wall Industry Co., Ltd.	29,400	490,919
	Kondotec, Inc.	30,000	279,212
	Kosaido Co., Ltd.	71,000	536,547
	Kuroda Electric Co., Ltd.	103,100	1,108,079
	Kyodo Printing Co., Ltd.	282,000	1,095,634
#	Kyoei Sangyo Co., Ltd.	80,000	320,081
#	Kyokuto Boeki Kaisha, Ltd.	63,000	193,405
	Kyokuto Kaihatsu Kogyo Co., Ltd.	132,400	1,041,727

13

	Kyosan Electric Manufacturing Co., Ltd.	170,000	600,375
#	Kyowa Exeo Corp.	160,000	1,735,290
	Kyudenko Corp.	244,000	1,323,916
*	Link Consulting Associates - Japan Corp.	24,300	41,610
*	Lonseal Corp.	127,000	300,219
#	Maeda Corp.	572,000	2,645,119
	Maeda Road Construction Co., Ltd.	294,000	2,138,544
	Maezawa Industries, Inc.	59,300	365,512
	Maezawa Kaisei Industries Co., Ltd.	41,300	628,262
#	Makino Milling Machine Co., Ltd.	345,000	3,099,779
	Marubeni Construction Material Lease Co., Ltd.	78,000	205,215
	Maruwn Corp.	66,000	254,007
#	Maruyama Manufacturing Co., Inc.	123,000	372,716
	Maruzen Showa Unyu Co., Ltd.	276,000	950,124
#	Matsuda Sangyo Co., Ltd.	72,300	1,372,768
	Matsui Construction Co., Ltd.	73,600	318,256
*	Matsuo Bridge Co., Ltd.	72,000	102,075
	Max Co., Ltd.	168,000	2,329,791
#	Meidensha Corp.	702,050	2,304,631
# *	Meiji Machine Co., Ltd.	144,000	130,709
#	Meiji Shipping Co., Ltd.	85,000	281,750
*	Meisei Industrial Co., Ltd.	29,000	150,329
#	Meitec Corp.	115,600	3,726,367
	Meito Transportation Co., Ltd.	22,000	170,082
# *	Meiwa Trading Co., Ltd.	119,000	304,354
	Mirai Group Co., Ltd.	69,000	129,542
#	Mitsubishi Cable Industries, Ltd.	559,000	891,197
# *	Mitsubishi Kakoki Kaisha, Ltd.	212,000	608,664
	Mitsubishi Pencil Co., Ltd.	103,000	1,178,008
	Mitsuboshi Belting, Ltd.	240,000	1,491,568
# *	Mitsui Matsushima Co., Ltd.	191,000	278,891
	Mitsui-Soko Co., Ltd.	421,000	2,451,872
	Mitsumura Printing Co., Ltd.	82,000	382,395
	Miura Co., Ltd.	127,800	3,132,646
	Miura Printing Corp.	19,000	59,831
# *	Miyaji Engineering Group	148,000	188,625
# *	Mori Denki Mfg. Co., Ltd.	628,000	159,718
	Morita Corp.	126,000	826,433
	Moshi Moshi Hotline, Inc.	51,600	1,972,689
	Mystar Engineering Corp.	15,600	93,013
	Nabtesco Corp.	270,000	3,024,637
	NAC Co., Ltd.	25,100	503,772
	Nachi-Fujikoshi Corp.	604,000	3,017,420
*	Nakano Corp.	77,000	163,993
	NEC System Integration & Construction, Ltd.	152,600	1,627,043
	Nichias Corp.	385,000	2,843,342
	Nichiban Co., Ltd.	105,000	432,826
#	Nichiha Corp.	112,980	1,662,582
*	Nihon Spindle Manufacturing Co., Ltd.	88,000	236,134
	Nikko Co., Ltd.	98,000	282,847
	Nippei Toyama Corp.	153,000	1,299,461
	Nippo Corp.	367,000	3,143,159
#	Nippon Carbon Co., Ltd.	335,000	1,252,976
# *	Nippon Conveyor Co., Ltd.	168,000	204,837
	Nippon Densetsu Kogyo Co., Ltd.	184,000	1,154,901

14

	Nippon Denwa Shisetu Co., Ltd.	162,000	613,547
	Nippon Hume Corp.	76,000	258,884
	Nippon Jogesuido Sekkei Co., Ltd.	232	284,490
	Nippon Kanzai Co., Ltd.	58,900	1,329,161
	Nippon Koei Co., Ltd., Tokyo	219,000	623,096
	Nippon Konpo Unyu Soko Co., Ltd.	216,000	2,926,669
#	Nippon Parking Development Co., Ltd.	10,141	1,786,300
	Nippon Seisen Co., Ltd.	68,000	294,567
	Nippon Sharyo, Ltd.	414,000	1,034,728
	Nippon Signal Co., Ltd.	176,000	1,232,143
	Nippon Thompson Co., Ltd.	233,000	2,213,921
	Nippon Tungsten Co., Ltd.	64,000	180,565
#	Nippon Yusoki Co., Ltd.	116,000	593,136
#	Nishimatsu Construction Co., Ltd.	872,000	3,243,976
*	Nishishiba Electric Co., Ltd.	73,000	117,186
	Nissei Corp.	87,300	978,322
	Nissei Plastic Industrial Co., Ltd.	58,000	488,799
	Nissha Printing Co., Ltd.	34,000	1,416,151
	Nissin Corp.	278,000	1,047,928
#	Nissin Electric Co., Ltd.	327,000	1,200,818
#	Nitchitsu Co., Ltd.	28,000	103,765
	Nitta Corp.	91,000	1,648,357
#	Nitto Boseki Co., Ltd.	734,000	2,546,135
	Nitto Electric Works, Ltd.	138,600	2,708,020
	Nitto Kohki Co., Ltd.	71,300	1,580,573
#	Nitto Seiko Co., Ltd.	115,000	844,439
# *	Nittoc Construction Co., Ltd.	93,000	97,829
	Noda Corp.	33,800	142,608
	Nomura Co., Ltd.	160,000	752,615
	Noritz Corp.	157,200	2,865,546
	Obayashi Road Corp.	106,000	237,203
	Odakyu Construction Co., Ltd.	29,000	82,451
# *	Ohmori Co., Ltd.	95,400	36,531
#	Oiles Corp.	72,760	1,554,051
	Okabe Co., Ltd.	160,000	651,102
#	Okamoto Machine Tool Works, Ltd.	128,000	595,054
#	Okamura Corp.	341,000	3,522,579
#	Oki Electric Cable Co., Ltd.	93,000	241,005
	OKK Corp.	204,000	671,199
#	Okumura Corp.	632,000	3,458,047
#	O-M, Ltd.	107,000	427,416
	Onoken Co., Ltd.	56,000	740,345
	Organo Corp.	163,000	1,360,243
	Oriental Construction Co., Ltd.	65,900	253,205
	Original Engineering Consultants Co., Ltd.	9,000	38,730
	Oyo Corp.	94,000	1,019,999
	P.S. Mitsubishi Construction Co., Ltd.	76,800	316,699
*	Pasco Corp.	180,500	325,136
#	Pasona, Inc.	1,257	2,498,250
	Patlite Corp.	56,480	548,435
# *	Penta-Ocean Construction Co., Ltd.	1,504,000	2,036,866
# *	PIA Corp.	22,700	346,981
	Pilot Corp.	115	610,795
	Raito Kogyo Co., Ltd.	150,200	505,096
#	Rasa Industries, Ltd.	181,000	716,670

15

	Rheon Automatic Machinery Co., Ltd.	64,000	218,965
#	Riken Electric Wire Co., Ltd.	39,000	84,220
	Ryobi, Ltd.	519,000	3,835,736
# *	Saeki Kensetsu Kogyo Co., Ltd.	114,000	108,841
# *	Sailor Pen Co., Ltd.	74,000	110,735
#	Sakai Heavy Industries, Ltd.	96,000	223,307
# *	Sakurada Co., Ltd.	225,000	122,316
# *	Sanix, Inc.	96,200	300,502
	Sanki Engineering Co., Ltd.	239,000	1,503,238
	Sanko Metal Industrial Co., Ltd.	88,000	169,466
	Sankyo-Tateyama Holdings, Inc.	983,000	2,099,292
	Sanritsu Corp.	12,700	122,162
	Sanyo Denki Co., Ltd.	186,000	1,290,675
	Sanyo Engineering & Construction, Inc.	48,000	265,949
	Sanyo Industries, Ltd., Tokyo	72,000	173,656
# *	Sasebo Heavy Industries Co., Ltd., Tokyo	473,000	1,284,459
# *	Sata Construction Co., Ltd., Gumma	180,000	181,387
#	Sato Corp.	98,500	2,089,500
	Sato Shoji Corp.	58,000	594,702
	Sawafuji Electric Co., Ltd.	48,000	146,688
	Secom Joshinetsu Co., Ltd.	34,800	702,678
	Secom Techno Service Co., Ltd.	39,000	1,772,795
	Seibu Electric Industry Co., Ltd.	46,000	259,335
	Seika Corp.	208,000	480,477
# *	Seikitokyu Kogyo Co., Ltd.	335,000	323,843
	Sekisui Jushi Co., Ltd.	135,000	935,316
	Senko Co., Ltd.	327,000	1,015,125
	Senshu Electric Co., Ltd.	29,800	760,723
#	Shibaura Mechatronics Corp.	152,000	843,696
	Shibusawa Warehouse Co., Ltd.	228,000	978,402
	Shibuya Kogyo Co., Ltd.	73,000	665,145
#	Shima Seiki Manufacturing Co., Ltd.	115,300	2,774,635
	Shin Nippon Air Technologies Co., Ltd.	61,080	430,121
#	Shin-Keisei Electric Railway Co., Ltd.	136,000	508,476
#	Shinko Electric Co., Ltd.	447,000	1,713,194
	Shin-Kobe Electric Machinery Co., Ltd.	151,000	783,425
#	Shinmaywa Industries, Ltd.	368,000	1,789,455
	Shinsho Corp.	219,000	591,413
#	Shinwa Kaiun Kaisha, Ltd.	445,000	1,301,325
	Shiraishi Corp.	25,000	34,380
#	Sho-Bond Corp.	77,200	699,843
#	Shoko Co., Ltd.	284,000	505,638
#	Showa Aircraft Industry Co., Ltd.	100,000	1,402,887
#	Showa KDE Co., Ltd.	95,000	234,217
	Sintokogio, Ltd.	178,000	2,082,175
	Soda Nikka Co., Ltd.	58,000	242,534
	Sodick Co., Ltd.	170,000	1,491,967
	Space Co., Ltd.	60,720	492,167
	STB Leasing Co., Ltd.	61,000	832,010
	Subaru Enterprise Co., Ltd.	59,000	197,200
	Sugimoto & Co., Ltd.	30,000	485,909
# *	Sumitomo Coal Mining Co., Ltd.	454,000	681,605
	Sumitomo Densetsu Co., Ltd.	85,800	292,128
# *	Sumitomo Mitsui Construction Co., Ltd.	193,560	734,416
#	Sumitomo Precision Products Co., Ltd.	139,000	743,821

16

#	Sumitomo Warehouse Co., Ltd.	280,000	2,109,872
	Sun Wave Corp.	120,000	368,956
#	SWCC Showa Holdings Co., Ltd.	665,000	981,614
#	Tadano, Ltd.	392,000	3,714,030
	Taihei Dengyo Kaisha, Ltd.	136,000	964,589
	Taihei Kogyo Co., Ltd.	180,000	490,407
# *	Taiheiyo Kouhatsu, Inc.	142,000	174,254
	Taiho Kogyo Co., Ltd.	75,000	868,508
#	Taikisha, Ltd.	108,000	1,250,168
	Taisei Rotec Corp.	230,000	441,039
	Takada Kiko Co., Ltd.	44,000	164,529
#	Takano Co., Ltd.	47,000	866,443
#	Takaoka Electric Manufacturing Co., Ltd.	280,000	560,303
	Takara Printing Co., Ltd.	33,055	355,635
	Takara Standard Co., Ltd.	471,000	2,839,004
	Takasago Thermal Engineering Co., Ltd.	262,000	2,141,613
#	Takashima & Co., Ltd.	110,000	213,706
	Takigami Steel Construction Co., Ltd.	50,000	335,993
#	Takuma Co., Ltd.	268,000	1,450,230
	Tanseisha Co., Ltd.	58,000	252,340
#	Tatsuta Electric Wire & Cable Co., Ltd.	170,000	487,509
*	TC Properties Co., Ltd.	579,000	0
#	TCM Corp.	242,000	809,528
	Techno Associe Co., Ltd.	53,900	547,087
	Techno Ryowa, Ltd.	38,200	229,275
#	Teikoku Electric Manufacturing Co., Ltd.	21,200	300,020
	Tekken Corp.	426,000	815,021
	Teraoka Seisakusho Co., Ltd.	47,000	393,067
#	Tetra Co., Ltd.	64,000	146,521
#	The Keihin Co., Ltd.	178,000	689,313
	The Kodensha Co., Ltd.	25,000	83,652
	The Nippon Road Co., Ltd.	256,000	597,257
	The Yasuda Warehouse Co., Ltd.	84,000	834,574
	Toa Corp.	675,000	813,325
#	Toa Doro Kogyo Co., Ltd.	124,000	272,742
# *	Tobishima Corp.	1,231,500	1,031,835
	Tocalo Co., Ltd.	48,000	1,575,465
	Todentu Corp.	98,000	307,247
	Toenec Corp.	274,000	1,172,359
#	Tokai Lease Co., Ltd.	60,000	130,541
	Tokimec, Inc.	205,000	461,202
	Toko Electric Corp.	72,000	340,671
	Tokyo Biso Kogyo Corp.	19,000	134,795
	Tokyo Energy & Systems, Inc.	103,000	978,196
#	Tokyo Kikai Seisakusho, Ltd.	255,000	774,075
	Tokyo Leasing Co., Ltd.	194,300	2,362,920
	Tokyo Sangyo Co., Ltd.	65,000	249,759
	Toli Corp.	173,000	540,118
	Tomoe Corp.	99,000	355,608
	Tonami Transportation Co., Ltd.	263,000	720,317
#	Tori Holdings Co., Ltd.	2,809,000	1,384,768
#	Torishima Pump Manufacturing Co., Ltd.	78,000	645,281
	Toshiba Plant Kensetsu Co., Ltd.	297,000	1,565,583
	Tosho Printing Co., Ltd.	192,000	736,475
	Totetsu Kogyo Co., Ltd.	97,000	592,449

17

# *	Toyo Construction Co., Ltd.	783,000	728,423
#	Toyo Electric Co., Ltd.	121,000	733,435
#	Toyo Engineering Corp.	529,000	2,268,667
#	Toyo Machinery & Metal Co., Ltd.	49,000	418,381
#	Toyo Shutter Co., Ltd.	118,000	195,090
#	Toyo Wharf & Warehouse Co., Ltd.	204,000	424,242
#	Trusco Nakayama Corp.	100,700	2,030,319
	Tsubaki Nakashima Co., Ltd.	160,400	2,514,051
	Tsubakimoto Chain Co.	592,000	2,919,739
	Tsubakimoto Kogyo Co., Ltd.	78,000	291,384
	Tsudakoma Corp.	164,000	317,782
#	Tsugami Corp.	272,000	1,610,531
#	Tsukishima Kikai Co., Ltd.	140,000	1,748,947
	Tsurumi Manufacturing Co., Ltd.	73,000	757,237
	Tsuzuki Denki Co., Ltd.	58,000	226,551
#	TTK Co., Ltd.	46,000	301,625
	Uchida Yoko Co., Ltd.	165,000	947,203
	Ueki Corp.	47,000	100,217
	UFJ Central Leasing Co., Ltd.	69,000	3,189,656
#	Union Tool Co.	68,200	3,546,820
	Utoc Corp.	68,000	234,197
# *	Venture Link Co., Ltd.	382,500	1,134,777
	Wakachiku Construction Co., Ltd.	325,000	526,351
	Weathernews, Inc.	20,000	110,085
#	Yahagi Construction Co., Ltd.	114,000	481,048
#	Yamato Corp.	68,000	283,502
	Yamaura Corp.	40,500	122,969
	Yamazen Co., Ltd.	274,000	1,608,071
	Yokogawa Bridge Corp.	98,400	540,401
	Yondenko Corp.	108,800	586,422
*	Yuasa Trading Co., Ltd.	721,000	1,319,417
	Yuken Kogyo Co., Ltd.	107,000	285,443
	Yurtec Corp.	230,000	1,129,027
#	Yushin Precision Equipment Co., Ltd.	42,940	874,991
Total Industrials			388,006,163

Information Technology — (9.4%)
	Aichi Tokei Denki Co., Ltd.	113,000	347,505
	Aiphone Co., Ltd.	58,900	1,001,462
# *	Allied Telesis Holdings KK	237,600	471,907
#	Alpha Systems, Inc.	34,700	964,946
#	Anritsu Corp.	373,000	1,899,649
	AOI Electronics Co., Ltd.	35,500	766,762
*	Apic Yamada Corp.	20,000	119,729
	Argo 21 Corp.	27,700	255,839
	Arisawa Manufacturing Co., Ltd.	139,400	2,105,139
	CAC Corp.	65,100	627,655
	Canon Electronics, Inc.	85,000	2,898,440
	Canon Finetech, Inc.	130,070	2,216,342
#	Capcom Co., Ltd.	174,300	2,522,271
	Chino Corp.	113,000	378,030
#	CMK Corp.	191,000	2,082,140
	Computer Engineering & Consulting, Ltd.	49,800	622,252
	Core Corp.	37,700	298,206
#	Cresco, Ltd.	11,600	114,676

18

*	Daiko Denshi Tsushin, Ltd.	23,000	55,956
	Daiwabo Information System Co., Ltd.	52,500	726,532
#	Denki Kogyo Co., Ltd.	214,000	1,922,919
	DKK-TOA Corp.	31,000	79,175
#	Dodwell B.M.S., Ltd.	125,400	784,504
	DTS Corp.	38,500	1,345,819
#	eAccess, Ltd.	3,747	2,234,379
	Eizo Nanao Corp.	70,100	1,936,568
*	Elna Co., Ltd.	97,000	140,655
#	Enplas Corp.	57,900	985,398
*	Epson Toyocom Corp.	409,000	2,804,780
	ESPEC Corp.	70,000	971,583
# *	FDK Corp.	314,000	530,551
	Fuji Soft, Inc.	106,000	3,110,977
# *	Fujitsu Access, Ltd.	70,600	386,000
	Fujitsu Devices, Inc.	66,000	870,470
	Fujitsu Fronttec, Ltd.	64,200	551,777
	Fuso Dentsu Co., Ltd.	16,000	69,781
#	Future System Consulting Corp.	1,217	1,093,836
#	GMO Internet, Inc.	177,000	1,907,034
	Graphtec Corp.	39,000	72,595
	Hakuto Co., Ltd.	62,700	894,942
	Hitachi Business Solution Co., Ltd.	32,900	214,873
	Hitachi Information Systems, Ltd.	133,400	2,794,977
#	Hitachi Kokusai Electric, Inc.	319,000	3,563,226
#	Hitachi Software Engineering Co., Ltd.	194,800	3,473,613
	Hitachi Systems & Services, Ltd.	76,000	1,589,947
	Hochiki Corp.	70,000	389,818
#	Hokuriku Electric Industry Co., Ltd.	286,000	963,555
#	Horiba, Ltd.	103,000	3,078,385
	Hosiden Corp.	227,400	2,366,611
	Icom, Inc.	45,100	1,265,858
# *	Ikegami Tsushinki Co., Ltd.	137,000	244,919
# *	Ines Corp.	140,500	971,735
	I-Net Corp.	36,800	287,069
#	Information Services International-Dentsu, Ltd.	82,500	863,920
#	Intec, Inc.	147,128	1,921,070
#	Invoice, Inc.	33,711	1,159,318
#	Ishii Hyoki Co., Ltd.	18,500	437,836
# *	Iwatsu Electric Co., Ltd.	256,000	464,898
#	Japan Aviation Electronics Industry, Ltd.	183,000	2,560,596
	Japan Business Computer Co., Ltd.	59,900	531,731
	Japan Digital Laboratory Co., Ltd.	101,900	1,509,304
#	Japan Information Processing Service Co., Ltd.	47,400	255,997
# *	Japan Radio Co., Ltd.	394,000	1,027,688
	Jastec Co., Ltd.	43,600	437,604
	JIEC Co., Ltd.	87	86,551
	Kaga Electronics Co., Ltd.	87,600	1,767,968
	Kanematsu Electronics, Ltd.	68,300	484,398
	Kasuga Electric Works, Ltd.	44,000	205,706
	Kawatetsu Systems, Inc.	174	205,753
	Koa Corp.	134,700	1,964,932
#	Koei Co., Ltd.	111,500	1,979,130
	Komatsu Electronics Metals Co., Ltd.	88,200	3,124,031
#	Kubotek Corp.	285	150,882

19

	Kyoden Co., Ltd.	141,000	589,840
	Kyowa Electronic Instruments Co., Ltd.	52,000	190,133
	Macnica, Inc.	56,800	1,575,157
	Marubeni Infotec Corp.	21,000	59,008
	Marubun Corp.	75,500	957,019
	Maruwa Co., Ltd.	31,400	753,177
	Maspro Denkoh Corp.	53,900	475,094
#	Megachips Corp.	78,500	1,361,152
	Melco Holdings, Inc.	9,000	266,137
	Mimasu Semiconductor Industry Co., Ltd.	13,781	226,457
#	Miroku Jyoho Service Co., Ltd.	63,000	186,802
#	Mitsui High-Tec, Inc.	128,300	1,452,191
	Mitsui Knowledge Industry Co., Ltd.	29,100	376,555
	Mitsumi Electric Co., Ltd.	228,000	3,078,219
	Moritex Corp.	35,100	201,607
*	Mutoh Industries, Ltd.	130,000	262,226
*	Nagano Japan Radio Co., Ltd.	85,000	146,654
	Nakayo Telecommunications, Inc.	49,000	177,506
	NEC Fielding, Ltd.	168,300	2,144,473
	NEC Mobiling, Ltd.	43,100	796,049
#	NEC Tokin Corp.	349,000	1,809,995
#	Net One Systems Co., Ltd.	1,630	2,445,894
#	Netmarks, Inc.	432	439,332
#	New Japan Radio Co., Ltd.	72,000	485,761
#	NextCom K.K.	1,000	295,994
	Nichicon Corp.	260,200	3,313,980
#	Nihon Dempa Kogyo Co., Ltd.	62,500	2,349,982
#	Nihon Inter Electronics Corp.	94,700	714,711
#	Nippon Avionics Co., Ltd.	62,000	257,878
	Nippon Ceramic Co., Ltd.	72,000	916,949
	Nippon Chemi-Con Corp.	398,000	2,834,723
	Nippon Systemware Co., Ltd.	30,000	212,540
	Nissho Electronics Corp.	65,800	526,016
#	NIWS Co. HQ, Ltd.	2,099	1,571,135
	Nohmi Bosai, Ltd.	115,000	824,205
	NS Solutions Corp.	48,600	1,251,053
	NSD Co., Ltd.	73,800	2,811,170
	Okaya Electric Industries Co., Ltd.	49,000	258,056
	Ono Sokki Co., Ltd.	81,000	519,318
#	Origin Electric Co., Ltd.	85,000	521,889
	Osaki Electric Co., Ltd.	103,000	890,283
	PCA Corp.	17,500	318,338
*	Pulstec Industrial Co., Ltd.	21,200	68,974
	Ricoh Elemex Corp.	63,000	570,900
	Rikei Corp.	22,500	79,035
	Riken Keiki Co., Ltd.	59,400	540,055
#	Roland DG Corp.	50,500	1,551,034
	Ryoden Trading Co., Ltd.	142,000	1,083,538
	Ryosan Co., Ltd.	117,900	3,079,424
	Ryoyo Electro Corp.	100,300	1,334,836
	Sanko Co., Ltd.	22,000	137,914
	Sanshin Electronics Co., Ltd.	88,000	947,438
	Satori Electric Co., Ltd.	47,680	704,225
	Sekonic Corp.	36,000	91,269
#	Shindengen Electric Manufacturing Co., Ltd.	236,000	1,177,769

20

#	Shinkawa, Ltd.	61,100	1,365,525
	Shinko Shoji Co., Ltd.	64,000	802,209
	Shizuki Electric Co., Inc.	78,000	342,939
	Siix Corp.	33,300	523,251
	SMK Corp.	241,000	1,641,191
	Software Research Associates, Inc.	41,000	608,764
	Sokkisha Co., Ltd.	85,000	294,321
	Sorun Corp.	79,900	753,045
*	SPC Electronics Corp.	48,200	156,389
#	Star Micronics Co., Ltd.	168,000	3,275,239
#	Sumida Corp.	60,849	1,230,538
	Sumisho Computer Systems Corp.	160,100	3,011,208
	SunTelephone Co., Ltd.	92,000	703,979
	Tachibana Eletech Co., Ltd.	54,100	564,563
	Tamura Corp.	202,000	731,897
	Tamura Taiko Holdings, Inc.	163,000	675,516
# *	Teac Corp.	493,000	593,740
	Teikoku Tsushin Kogyo Co., Ltd.	133,000	694,694
	TIS, Inc.	121,800	2,558,523
	TKC Corp.	94,500	1,868,619
	Toko, Inc.	309,000	999,067
#	Tokyo Denpa Co., Ltd.	19,800	294,547
	Tokyo Electron Device, Ltd.	248	563,130
	Tomen Electronics Corp.	48,500	917,547
#	Tose Co., Ltd.	17,800	205,037
	Toshiba Ceramics Co., Ltd.	459,000	2,125,375
*	Totoku Electric Co., Ltd., Tokyo	91,000	159,003
	Toukei Computer Co., Ltd.	23,510	301,169
# *	Towa Corp.	61,400	416,398
# *	Towa Meccs Corp.	127,000	127,969
#	Toyo Corp.	100,400	1,368,928
#	Trans Cosmos, Inc.	145,400	2,965,364
#	Tsuzuki Densan Co., Ltd.	22,500	116,829
#	Uniden Corp.	197,000	1,968,360
	Yamaichi Electronics Co., Ltd.	56,000	625,742
	Yaskawa Information Systems Corp.	40,000	170,573
	Ye Data, Inc.	43,000	150,426
	Yokowo Co., Ltd.	56,400	689,388
	Zuken, Inc.	83,000	804,661
Total Information Technology			175,089,812

Materials — (8.2%)
	Achilles Corp.	549,000	1,063,099
	Adeka Corp.	141,000	1,502,196
	Agro-Kanesho Co., Ltd.	7,000	58,807
	Air Water, Inc.	13,250	130,385
	Arakawa Chemical Industries, Ltd.	46,800	504,298
	Aronkasei Co., Ltd.	107,000	565,025
	Asahi Organic Chemicals Industry Co., Ltd.	268,000	1,056,461
	Chuetsu Pulp and Paper Co., Ltd.	309,000	698,814
# *	Chugai Mining Co., Ltd.	564,300	433,809
#	Chugoku Marine Paints, Ltd.	190,000	1,056,378
#	Chugokukogyo Co., Ltd.	88,000	321,333
*	Co-Op Chemical Co., Ltd.	163,000	256,030
#	Dai Nippon Toryo, Ltd.	415,000	643,879

21

#	Dai-Ichi Kogyo Seiyaku Co., Ltd.	101,000	280,992
#	Daiken Corp.	372,000	1,319,663
#	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	282,000	1,535,574
#	Daio Paper Corp.	331,000	3,083,339
#	Daiso Co., Ltd.	336,000	1,064,359
	DC Co., Ltd.	75,000	337,895
	Dijet Industrial Co., Ltd.	58,000	147,872
	Dynapac Co., Ltd.	25,000	94,824
	FP Corp.	68,400	2,228,363
	Fujikura Kasei Co., Ltd.	74,000	658,820
	Fumakilla, Ltd.	59,000	165,108
	Geostar Corp.	10,000	64,573
#	Godo Steel, Ltd.	488,000	2,772,528
#	Gun-Ei Chemical Industry Co., Ltd.	239,000	719,474
	Harima Chemicals, Inc.	69,000	511,594
	Hodogaya Chemical Co., Ltd.	232,000	800,184
	Hokkan Holdings, Ltd.	198,000	726,795
	Hokko Chemical Industry Co., Ltd.	71,000	276,177
#	Hokuetsu Paper Mills, Ltd.	513,000	3,164,329
#	Hokushin Co., Ltd.	64,000	117,410
	Honshu Chemical Industry Co., Ltd.	29,000	339,879
#	Ihara Chemical Industry Co., Ltd.	126,000	417,695
	ISE Chemicals Corp.	75,000	724,342
*	Ishihara Sangyo Kaisha, Ltd.	1,178,500	1,740,978
#	Ishii Iron Works Co., Ltd.	77,000	183,152
#	Japan Carlit Co., Ltd.	46,000	284,960
	JSP Corp.	92,400	827,025
	Kanto Denka Kogyo Co., Ltd.	174,000	1,290,931
	Kasei (C.I.) Co., Ltd.	89,000	338,863
	Katakura Chikkarin Co., Ltd.	43,000	182,831
	Kawasaki Kasei Chemicals, Ltd.	88,000	137,337
#	Kishu Paper Co., Ltd.	233,000	383,565
	Koatsu Gas Kogyo Co., Ltd.	167,000	1,018,665
	Kohsoku Corp.	48,000	309,257
	Konishi Co., Ltd.	51,700	515,496
	Kumiai Chemical Industry Co., Ltd.	218,000	505,315
	Kureha Corp.	584,000	2,675,271
#	Kurimoto, Ltd.	380,000	1,016,374
#	Kurosaki Harima Corp.	247,000	928,153
#	MEC Co., Ltd.	55,500	717,628
	Mesco, Inc.	30,000	177,324
# *	Mitsubishi Paper Mills, Ltd.	999,000	2,111,187
	Mitsubishi Plastics, Inc.	680,000	2,017,546
#	Mitsubishi Steel Manufacturing Co., Ltd.	494,000	2,679,302
# *	Mitsui Mining Co., Ltd.	654,000	1,163,771
	Mory Industries, Inc.	108,000	344,824
	Nakabayashi Co., Ltd.	147,000	359,427
	Nakayama Steel Works, Ltd.	415,000	1,595,086
#	Neturen Co., Ltd., Tokyo	135,000	1,491,246
#	Nichia Steel Works, Ltd.	134,900	538,119
	Nichireki Co., Ltd.	74,000	253,412
#	Nifco, Inc.	167,000	3,735,830
	Nihon Kagaku Sangyo Co., Ltd.	44,000	320,426
	Nihon Matai Co., Ltd.	82,000	206,060
#	Nihon Nohyaku Co., Ltd.	207,000	865,890

22

	Nihon Parkerizing Co., Ltd.	204,000	3,474,153
	Nihon Seiko Co., Ltd.	18,000	60,213
# *	Nippon Carbide Industries Co., Inc.	163,000	381,089
	Nippon Chemical Industrial Co., Ltd.	235,000	653,007
#	Nippon Chutetsukan KK	73,000	153,055
	Nippon Concrete Industries Co., Ltd.	134,000	368,807
#	Nippon Denko Co., Ltd.	331,000	1,052,790
	Nippon Fine Chemical Co., Ltd.	65,000	404,064
#	Nippon Foil Mfg., Co., Ltd.	51,000	87,458
# *	Nippon Kasei Chemical Co., Ltd.	260,000	476,366
#	Nippon Kinzoku Co., Ltd.	161,000	334,339
#	Nippon Koshuha Steel Co., Ltd.	396,000	771,810
#	Nippon Metal Industry Co., Ltd.	544,000	1,214,359
	Nippon Paint Co., Ltd.	798,000	3,897,173
	Nippon Pigment Co., Ltd.	11,000	35,111
#	Nippon Pillar Packing Co., Ltd.	51,000	594,495
*	Nippon Soda Co., Ltd.	468,000	2,358,167
#	Nippon Valqua Industries, Ltd.	282,000	986,771
#	Nippon Yakin Kogyo Co., Ltd.	288,500	1,226,059
	Nittetsu Mining Co., Ltd.	253,000	2,028,951
	Nitto FC Co., Ltd.	72,000	475,938
	NOF Corp.	633,000	3,857,169
	Okamoto Industries, Inc.	342,000	1,280,432
	Okura Industrial Co., Ltd.	192,000	932,894
	Osaka Steel Co., Ltd.	128,900	2,609,645
	Pacific Metals Co., Ltd.	352,000	2,651,190
	Riken Technos Corp.	174,000	707,851
#	S Science Co., Ltd.	3,050,000	1,035,268
#	S.T. Chemical Co., Ltd.	91,700	1,264,996
	Sakai Chemical Industry Co., Ltd.	301,000	1,538,727
	Sakata INX Corp.	186,000	980,110
#	Sanyo Chemical Industries, Ltd.	362,000	2,544,685
	Sanyo Special Steel Co., Ltd.	153,000	1,253,800
	Sekisui Plastics Co., Ltd.	285,000	872,048
	Shikoku Chemicals Corp.	183,000	1,245,776
	Shinagawa Refractories Co., Ltd.	178,000	655,204
	Shin-Etsu Polymer Co., Ltd.	243,000	3,708,830
	Showa Highpolymer Co., Ltd.	132,000	498,300
	Showa Tansan Co., Ltd.	49,000	186,238
	Somar Corp.	43,000	173,935
#	Stella Chemifa Corp.	37,500	1,466,507
#	Sumitomo Light Metal Industries, Ltd.	1,172,000	2,562,190
	Sumitomo Osaka Cement Co., Ltd.	215,000	606,966
	Sumitomo Pipe & Tube Co., Ltd.	87,000	464,600
	Sumitomo Seika Chemicals Co., Ltd.	211,000	1,301,720
	Taisei Lamick Co., Ltd.	15,300	420,261
#	Takasago International Corp.	313,000	1,560,110
	Takiron Co., Ltd.	210,000	826,891
	Tayca Corp.	124,000	356,031
#	The Nippon Synthetic Chemical Industry Co., Ltd.	270,000	968,736
# *	Titan Kogyo Kabushiki Kaisha	59,000	107,308
	Toagosei Co., Ltd.	816,000	3,281,072
#	Toda Kogyo Corp.	127,000	523,004
	Tohcello Co., Ltd.	105,000	1,332,262
# *	Toho Rayon Co., Ltd.	410,000	2,783,194

23

#	Toho Zinc Co., Ltd.	395,000	3,045,732
*	Tohpe Corp.	36,000	52,266
#	Tokai Carbon Co., Ltd.	651,360	4,449,315
#	Tokai Pulp & Paper Co., Ltd.	166,000	544,969
	Tokushu Paper Manufacturing Co., Ltd.	146,000	746,263
	Tokyo Rope Manufacturing Co., Ltd.	447,000	964,085
#	Tokyo Tekko Co., Ltd.	131,000	1,173,192
	Tomoegawa Paper Co., Ltd.	96,000	393,382
	Tomoku Co., Ltd.	247,000	608,103
#	Topy Industries, Ltd.	676,000	2,673,871
	Toyo Kohan Co., Ltd.	278,000	1,132,736
	Tsutsunaka Plastic Industry Co., Ltd.	128,000	502,154
	TYK Corp.	82,000	204,062
#	Ube Material Industries, Ltd.	222,000	659,748
#	Wood One Co., Ltd.	137,000	1,279,662
	Yamamura Glass Co., Ltd.	369,000	1,129,705
	Yamato Kogyo Co., Ltd.	73,000	1,661,937
	Yodogawa Steel Works, Ltd.	569,000	3,045,543
	Yuki Gosei Kogyo Co., Ltd.	49,000	172,933
#	Yushiro Chemical Industry Co., Ltd.	45,000	907,482
Total Materials			153,696,819

Other — (0.0%)
*	Fujii & Co., Ltd.	44,000	375
*	Gajoen Kanko KK	37,000	0
*	Kakuei (L.) Corp.	100,000	852
	Kirayaka Holdings, Inc.	98,000	248,656
*	Maruishi Holdings Co., Ltd.	214,000	1,823
*	New Real Property KK	43,900	0
*	Nichiboshin, Ltd.	1,190	1,014
*	Takarabune Corp.	26,000	0
Total Other			252,720

Telecommunication Services — (0.2%)
	JSAT Corp.	1,049	2,544,861

Utilities — (0.5%)
	Hokkaido Gas Co., Ltd.	188,000	489,228
	Hokuriku Gas Co., Ltd.	94,000	300,166
	Okinawa Electric Power Co., Ltd.	51,110	3,028,563
#	Saibu Gas Co., Ltd.	1,161,000	2,834,990
#	Shizuoka Gas Co., Ltd.	221,000	1,664,053
	Tokai Corp.	226,000	980,182
Total Utilities			9,297,182

TOTAL COMMON STOCKS			1,393,619,673

		Face Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (25.3%)
@	Repurchase Agreement, Bank of America Securities 5.3125%, 09/01/06 (Collateralized by $185,979,978 FHLMC 5.000%, 09/01/34 & 5.500%, 11/01/35 & FNMA 5.862%(r), 08/01/36, valued at $163,200,001) to be repurchased at $160,023,611	$160,000	160,000,000

24

@	Repurchase Agreement, Countrywide Securities 5.29%, 09/01/06 (Collateralized by $41,057,602 FHLMC 5.000%, 04/15/34, valued at $38,727,256) to be repurchased at $37,967,898	37,962	37,962,320

@	Repurchase Agreement, Deutsche Bank Securities 5.29%, 09/01/06 (Collateralized by $94,555,837 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 05/01/21 to 04/01/36, valued at $73,440,000) to be repurchased at $72,010,580	72,000	72,000,000

	Repurchase Agreement, PNC Capital Markets, Inc. 5.22%, 09/01/06 (Collateralized by $3,280,000 FHLMC 4.00%, 09/22/09, valued at $3,239,000) to be repurchased at $3,191,463	3,191	3,191,000

@	Repurchase Agreement, UBS Warburg 5.28%, 09/01/06 (Collateralized by $328,899,931 FHLMC, rates ranging from 4.500% to 5.500%, maturities ranging from 10/01/18 to 06/01/33 & FNMA, rates ranging from 5.000% to 8.000%, maturities ranging from 06/01/08 to 08/01/36, valued at $204,003,191) to be repurchased at $200,029,333	200,000	200,000,000

TOTAL TEMPORARY CASH INVESTMENTS			473,153,320

TOTAL INVESTMENTS - (100.0%)
(Cost $1,769,560,726) ##			$1,866,772,993

25

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2006

(Unaudited)

		Shares	Value ††

AUSTRALIA — (42.4%)
COMMON STOCKS — (42.4%)
	A.I., Ltd.	251,686	$80,718
#	AAV, Ltd.	256,027	218,684
	ABB Grain, Ltd.	559,327	2,856,606
*	Acclaim Exploration NL	435,905	12,596
*	Adacel Technologies, Ltd.	113,249	40,692
*	Adamus Resources, Ltd.	284,933	152,143
	ADCorp Australia, Ltd.	123,389	55,144
#	Adelaide Bank, Ltd.	418,267	4,334,170
	Adelaide Brighton, Ltd.	2,023,812	3,640,592
*	Admiralty Resources NL	1,732,343	112,332
#	Adsteam Marine, Ltd.	1,063,826	2,061,470
	Adtrans Group, Ltd.	32,047	74,663
*	Advanced Magnesium, Ltd.	16,619	2,721
*	AFT Corp., Ltd.	495,284	3,031
*	Agenix, Ltd.	333,983	40,685
# *	Agincourt Resources, Ltd.	282,975	243,850
*	Aim Resources, Ltd.	2,073,831	173,285
*	Ainsworth Game Technology, Ltd.	393,653	123,302
*	AJ Lucas Group, Ltd.	151,268	96,203
*	Alchemia, Ltd.	291,093	129,897
	Alesco Corp., Ltd.	281,231	1,939,913
*	Alkane Exploration, Ltd.	504,063	88,338
*	Allegiance Mining NL	2,338,425	561,176
# *	Alliance Resources, Ltd.	624,207	443,904
*	Allied Medical, Ltd.	11,746	0
# *	Altium, Ltd.	162,100	58,213
*	Amadeus Energy, Ltd.	694,953	577,219
	Amalgamated Holdings, Ltd.	369,007	1,418,244
	Amcom Telecommunications, Ltd.	596,711	68,369
*	Ammtec, Ltd.	8,165	25,522
*	Anadis, Ltd.	136,900	26,397
	Ansell, Ltd.	575,076	4,133,849
*	Antaeus Energy, Ltd.	193,687	13,753
*	Antares Energy, Ltd.	510,462	157,569
# *	Anzon Australia, Ltd.	367,321	417,198
	AP Eagers, Ltd.	28,836	166,580
*	Aquila Resources, Ltd.	14,300	73,396
	ARB Corporation, Ltd.	254,104	660,063
*	ARC Energy, Ltd.	827,541	971,892
	Ariadne Australia, Ltd.	286,001	91,560
*	Arrow Energy NL	1,344,460	650,352
*	ASG Group, Ltd.	30,071	16,756
#	Aspen Group, Ltd.	648,464	773,136
*	Astron, Ltd.	72,300	160,001

1

	Atlas Group Holding, Ltd.	331,019	239,705
	Atlas South Sea Pearl, Ltd.	82,585	19,485
*	Aurora Oil & Gas, Ltd.	202,200	75,537
	Ausdrill, Ltd.	482,240	578,903
*	Ausmelt, Ltd.	36,118	19,284
	Auspine, Ltd.	198,619	637,082
	Ausron, Ltd.	60,281	2,383
	Austal, Ltd.	729,599	1,777,438
# *	Austar United Communications, Ltd.	4,174,881	3,707,403
	Austereo Group, Ltd.	1,400,179	1,993,830
	Austin Group, Ltd.	70,265	15,760
	Australand Property Group	815,559	1,101,675
#	Australian Agricultural Co., Ltd.	922,612	1,295,544
	Australian Infrastructure Fund	1,398,700	2,304,170
	Australian Pharmaceutical Industries, Ltd.	954,562	1,493,160
#	Australian Pipeline Trust	1,088,353	3,999,500
# *	Australian Worldwide Exploration, Ltd.	1,691,281	4,212,882
*	Auto Group, Ltd.	41,309	5,677
# *	Autron Corporation, Ltd.	989,247	58,922
	Avatar Industries, Ltd.	195,019	271,830
*	Avexa, Ltd.	84,701	14,897
#	AVJennings Homes, Ltd.	846,418	700,927
	AWB, Ltd.	1,130,972	3,019,947
*	Aztec Resources, Ltd.	2,371,592	424,702
*	B Digital, Ltd.	2,450,714	173,472
*	Babcock & Brown Environmental Investments, Ltd.	468,765	794,090
# *	Ballarat Goldfields NL	4,399,876	787,599
#	Bank of Queensland, Ltd.	407,863	4,755,606
	Baxter Group, Ltd.	143,509	421,695
#	BayCorp Advantage, Ltd.	882,122	1,972,828
	Beach Petroleum, Ltd.	1,971,531	2,394,064
	Beaconsfield Gold NL	89,078	29,245
#	Bendigo Bank, Ltd.	373,075	3,943,547
# *	Bendigo Mining NL	1,588,860	1,916,552
*	Betcorp, Ltd.	55,406	88,488
*	Beyond International, Ltd.	61,256	33,674
# *	Biota Holdings, Ltd.	659,602	620,277
#	Blackmores, Ltd.	60,525	663,248
*	Blina Diamonds, Ltd. NL	15,073	7,469
*	BMA Gold, Ltd.	710,924	146,211
	Bolnisi Gold NL	973,630	1,812,840
	Boom Logistics, Ltd.	629,419	2,004,003
# *	Boulder Group NL	968,036	383,529
*	BQT Solutions, Ltd.	179,898	11,524
#	Bradken, Ltd.	392,576	1,748,137
#	Brazin, Ltd.	336,893	321,165
	Brickworks, Ltd.	24,266	207,022
	Bridgestone Australia, Ltd.	80,100	163,360
	Broadcast Services Australia, Ltd.	343,927	63,021
#	Cabcharge Australia, Ltd.	433,290	2,480,232
*	Calliden Group, Ltd.	399,993	123,405
	Campbell Brothers, Ltd.	199,113	2,827,381
	Candle Australia, Ltd.	187,377	499,916
*	Cape Range Wireless, Ltd.	3,581,304	12,536
# *	Capral Aluminium, Ltd.	743,515	720,502

2

	Cardno, Ltd.	125,416	452,132
#	CBH Resources, Ltd.	2,198,613	752,277
*	CCI Holdings, Ltd.	20,000	4,969
	CDS Technologies, Ltd.	96,299	129,312
*	CEC Group, Ltd.	92,607	130,755
*	CEC Group, Ltd.	4,601	6,499
	Cedar Woods Properties, Ltd.	87,353	306,586
*	Cellestis, Ltd.	362,010	878,410
*	Cellnet Group, Ltd.	154,345	161,242
*	Centamin Egypt, Ltd.	1,611,779	908,208
#	Centennial Coal, Ltd.	1,103,702	2,807,116
*	Centralian Minerals, Ltd.	41,182	0
*	Ceramic Fuel Cells, Ltd.	489,608	241,416
*	Chandler Macleod, Ltd.	80,000	53,884
*	Chemeq, Ltd.	166,742	45,751
*	ChemGenex Pharmaceuticals, Ltd.	261,684	92,770
	Chiquita Brands South Pacific, Ltd.	355,481	201,566
*	Chrome Corp., Ltd.	64,000	488
*	Circadian Technologies, Ltd.	64,591	66,156
*	Citigold Corp., Ltd.	1,923,460	761,595
#	City Pacific, Ltd.	458,816	1,601,399
# *	Climax Mining, Ltd.	1,216,446	454,014
*	Clinuvel Pharmaceuticals, Ltd.	150,000	43,443
# *	Clough, Ltd.	1,604,301	519,153
*	Clover Corp., Ltd.	269,348	25,730
*	Cluff Resources Pacific NL	911,746	9,720
	CMI, Ltd.	81,810	74,961
*	CO2 Group, Ltd.	280,693	44,996
#	Coates Hire, Ltd.	947,211	4,244,185
	Codan, Ltd.	141,104	135,651
#	Coffey International, Ltd.	276,235	639,163
	Collection House, Ltd.	311,854	229,932
	Colorado Group, Ltd.	321,714	1,151,708
#	Commander Communications, Ltd.	859,865	1,291,324
# *	Compass Resources NL	326,327	1,038,942
*	ConnectEast Group	4,799,600	4,230,602
#	Consolidated Minerals, Ltd.	827,856	1,109,260
	Consolidated Rutile, Ltd.	1,351,830	634,190
*	Coplex Resources NL	231,400	15,901
*	Copperco, Ltd.	736,691	238,737
#	Corporate Express Australia, Ltd.	687,989	2,645,219
	Count Financial, Ltd.	887,498	1,516,445
#	Coventry Group, Ltd.	118,992	409,089
*	CPI, Ltd.	68,585	24,625
#	Crane Group, Ltd.	227,455	1,908,336
*	Crescent Gold, Ltd.	380,000	97,095
*	Croesus Mining NL	878,058	184,359
*	Cue Energy Resources, Ltd.	452,354	53,516
*	Customers, Ltd.	1,607,640	270,054
*	Cytopia, Ltd.	187,724	103,081
	Danks Holdings, Ltd.	10,425	52,779
#	DCA Group, Ltd.	1,820,485	3,508,398
	Devine, Ltd.	405,536	308,291
*	Dioro Exploration NL	297,142	14,486
*	Dominion Mining, Ltd.	277,017	220,234

3

# *	Dragon Mining NL	836,493	86,275
*	Drillsearch Energy, Ltd.	650,000	64,356
#	DUET Group	398,368	819,572
*	Echelon Resources, Ltd.	7,950	2,563
*	Ellex Medical Lasers, Ltd.	162,000	77,883
*	emitch, Ltd.	349,625	250,708
# *	Emporer Mines, Ltd.	1,284,668	318,914
#	Energy Developments, Ltd.	506,585	1,718,006
*	Energy World Corp., Ltd.	325,630	54,843
*	engin, Ltd.	674,773	115,765
#	Envestra, Ltd.	3,156,856	2,769,981
*	Environmental Solutions International, Ltd.	13,473	4,745
#	Equigold NL	645,805	718,658
*	ERG, Ltd.	2,119,350	243,066
*	Espreon, Ltd.	178,000	69,437
#	Excel Coal, Ltd.	703,810	4,668,304
*	Falcon Minerals, Ltd.	240,897	104,679
#	Fantastic Holdings, Ltd.	363,333	834,903
#	Felix Resources, Ltd.	710,775	1,474,143
*	First Australian Resources, Ltd.	818,074	84,222
#	FKP, Ltd.	742,332	3,028,922
#	Fleetwood Corp., Ltd.	185,642	982,668
#	Flight Centre, Ltd.	328,031	2,877,896
	Forest Enterprises Australia, Ltd.	994,236	448,092
*	Fortescue Metals Group, Ltd.	325,670	2,452,659
	Funtastic, Ltd.	485,637	567,307
	Futuris Corp., Ltd.	2,679,899	4,375,474
	Gale Pacific, Ltd.	125,851	94,490
	GasNet Australia Group	538,000	1,264,833
	Gazal Corp., Ltd.	104,542	195,261
# *	Genetic Technologies, Ltd.	830,383	233,789
*	Geodynamics, Ltd.	339,333	263,354
# *	Gindalbie Metals, Ltd.	1,170,000	431,437
*	Giralia Resources NL	104,350	25,419
*	Global Television, Ltd.	80,023	47,382
*	Globe International, Ltd.	882,836	151,896
*	Gold Aura, Ltd.	61,645	3,157
*	Golden Gate Petroleum, Ltd.	480,988	161,409
*	Goldstream Mining NL	372,242	153,325
	Gowing Bros., Ltd.	79,311	183,343
#	Graincorp, Ltd. Series A	120,408	744,558
	Grand Hotel Group	826,037	620,392
*	Grange Resources, Ltd.	288,220	309,932
#	GRD, Ltd.	712,853	1,216,899
*	Great Gold Mines NL	17,866	653
#	Great Southern Plantations, Ltd.	1,195,805	2,505,971
	Green’s Foods, Ltd.	202,281	114,384
*	GroPep, Ltd.	40,000	61,066
#	GUD Holdings, Ltd.	233,672	1,261,474
	Gunns, Ltd.	1,268,985	2,672,008
	GWA International, Ltd.	1,044,164	2,468,316
# *	Hardman Resources, Ltd.	2,750,141	3,023,829
#	Healthscope, Ltd.	804,302	2,968,764
*	Herald Resources, Ltd.	683,377	588,234
*	Heron Resources, Ltd.	175,000	87,992

4

	HGL, Ltd.	94,486	139,067
#	Hills Industries, Ltd.	658,584	2,511,031
	Home Building Society, Ltd.	35,800	391,204
*	Horizon Oil, Ltd.	2,124,446	557,728
#	Housewares International, Ltd.	377,271	443,792
#	HPAL, Ltd.	345,699	424,583
# *	Hutchison Telecommunications (Australia), Ltd.	1,839,781	336,971
#	IBA Health, Ltd.	1,196,206	791,862
	IBT Education, Ltd.	767,394	1,032,764
*	ICSGlobal, Ltd.	177,934	31,885
#	iiNet, Ltd.	351,613	167,351
#	Iluka Resources, Ltd.	784,920	4,373,571
	Imdex, Ltd.	513,660	262,341
	Incitec Pivot, Ltd.	226,180	4,404,254
	Independence Group NL	424,448	1,117,079
*	Independent Practitioner Network, Ltd.	457,414	50,482
*	Indophil Resources NL	1,369,295	861,270
#	Infomedia, Ltd.	1,219,082	688,400
#	Institute of Drug Technology Australia, Ltd.	82,205	92,742
	Integrated Group, Ltd.	240,339	385,296
#	Integrated Research, Ltd.	261,513	100,790
*	Intellect Holdings, Ltd.	48,362	15,481
*	Intermoco, Ltd.	2,462,900	69,576
	International All Sports, Ltd.	58,815	13,198
*	Intrepid Mines, Ltd.	283,544	209,911
#	Invocare, Ltd.	374,135	1,484,448
#	IOOF Holdings, Ltd.	249,558	1,614,008
#	Iress Market Technology, Ltd.	422,700	1,867,425
	IWL, Ltd.	231,277	798,221
*	Ixla, Ltd.	89,921	1,579
*	Jabiru Metals, Ltd.	1,215,563	491,030
#	JB Hi-Fi, Ltd.	391,211	1,488,136
#	Jones (David), Ltd.	1,642,898	4,426,092
#	Jubilee Mines NL	494,194	3,453,147
*	Jumbuck Entertainment, Ltd.	7,000	9,989
	Just Group, Ltd.	808,100	2,119,637
	K&S Corp., Ltd.	140,818	372,799
# *	Kagara Zinc, Ltd.	746,498	2,955,760
*	Keycorp, Ltd.	156,412	102,478
# *	Kimberley Diamond Co. NL	296,906	226,161
*	Kings Minerals NL	516,989	137,932
	Kingsgate Consolidated, Ltd.	325,178	1,315,983
	Kresta Holdings, Ltd.	231,002	37,797
*	Lafayette Mining, Ltd.	2,923,208	193,627
*	Lakes Oil NL	5,026,217	57,438
	Lemarne Corp., Ltd.	30,790	68,168
*	Leyshon Resources, Ltd.	103,357	34,078
*	Life Therapeutics, Ltd.	348,857	447,065
	Lighting Corp., Ltd.	180,200	60,470
*	Lipa Pharmaceuticals, Ltd.	293,300	167,601
*	Longreach Group, Ltd.	276,023	9,055
*	Lycopodium, Ltd.	30,000	69,580
*	Lynas Corp., Ltd.	738,846	199,667
#	MacArthur Coal, Ltd.	688,740	2,619,539
	MacMahon Holdings, Ltd.	1,914,184	1,195,913

5

*	Macmin Silver, Ltd.	1,367,493	347,359
*	Macquarie Corporate Telecommunications, Ltd.	35,019	21,430
*	Magellan Petroleum Corp. CDI	24,570	30,015
*	Magnesium International, Ltd.	32,803	4,012
*	Marion Energy, Ltd.	724,742	447,789
*	Maryborough Sugar Factory, Ltd.	600	4,563
*	Matrix Oil NL	284,505	21,722
	MaxiTRANS Industries, Ltd.	637,133	269,358
	McGuigan Simeon Wines, Ltd.	457,911	692,825
*	McMillan Shakespeare, Ltd	48,000	144,556
	McPherson’s, Ltd.	226,693	283,344
	Melbourne IT, Ltd.	194,436	322,095
*	Metabolic Pharmaceuticals, Ltd.	783,048	268,697
# *	Metal Storm, Ltd.	1,482,706	144,809
	MFS, Ltd.	281,961	943,430
*	Midwest Corp., Ltd.	544,068	238,892
*	Miller’s Retail, Ltd.	922,078	1,146,678
#	Minara Resources, Ltd.	1,726,210	4,699,543
	Mincor Resources NL	632,395	588,139
*	Mineral Deposits, Ltd.	331,000	359,047
	Monadelphous Group, Ltd.	314,760	1,661,336
	Mortgage Choice, Ltd.	444,700	889,571
# *	Mosaic Oil NL	1,420,299	162,471
# *	Mount Gibson Iron, Ltd.	1,476,850	826,517
*	Multiemedia, Ltd.	4,822,552	25,707
*	MXL, Ltd.	932,804	74,667
#	MYOB, Ltd.	1,324,634	931,202
	Namoi Cotton Cooperative, Ltd.	176,490	86,160
	National Can Industries, Ltd.	97,017	131,770
	National Hire Group, Ltd.	102,000	161,781
	New Hope Corp., Ltd.	2,878,357	2,969,737
# *	Niagara Mining, Ltd.	763,656	272,617
*	Nido Petroleum, Ltd.	2,578,767	402,954
*	North Australian Diamonds, Ltd.	2,366,474	73,956
*	Norwood Abbey, Ltd.	326,063	47,243
# *	Novogen, Ltd.	367,501	725,361
#	Nufarm, Ltd.	287,774	2,347,406
# *	Nylex, Ltd.	3,234,837	106,008
	Oakton, Ltd.	310,432	864,565
	OAMPS, Ltd.	576,048	1,621,765
*	Occupational & Medical Innovations, Ltd.	31,208	10,469
# *	Oceana Gold, Ltd.	1,603,800	964,067
*	Optiscan Imaging, Ltd.	37,101	14,717
*	Orbital Corp., Ltd.	537,358	39,672
*	Orchard Petroleum, Ltd.	708,000	293,932
#	OrotonGroup, Ltd.	79,968	84,314
#	Pacific Brands, Ltd.	1,891,266	3,492,389
	Pacific Group, Ltd.	529,159	606,634
# *	Paladin Resources, Ltd.	75,132	302,033
*	Palm Springs, Ltd.	278,505	4,044
# *	Pan Australian Resources, Ltd.	5,142,783	1,096,128
*	Pan Pacific Petroleum NL	491,700	60,058
*	Panbio, Ltd.	58,078	11,507
	Paperlinx, Ltd.	1,740,109	4,564,917
*	Payce Consolidated, Ltd.	29,670	57,765

6

*	PCH Group, Ltd.	647,651	365,791
	Peet, Ltd.	562,612	1,590,007
*	People Telecom, Ltd.	535,431	28,170
*	Peptech, Ltd.	634,000	599,729
#	Perilya, Ltd.	605,915	1,415,402
# *	Perseverance Corp., Ltd.	2,149,546	555,778
*	Petra Diamonds, Ltd.	65,193	127,310
*	Petsec Energy, Ltd.	507,520	1,013,429
# *	Pharmaxis, Ltd.	649,463	1,089,296
*	Planet Gas, Ltd.	395,000	125,020
*	Plantcorp NL	4,329	0
	Plaspak Group, Ltd.	99,965	56,783
*	Platinum Australia, Ltd.	667,124	477,264
*	PMP, Ltd.	1,163,268	1,350,321
*	Polartechnics, Ltd.	57,873	6,192
	Port Bouvard, Ltd.	240,678	620,857
*	Port Douglas Reef Resorts, Ltd.	251,655	0
*	Portman, Ltd.	24,657	96,632
*	PowerTel, Ltd. Series B	175,372	149,891
*	Prana Biotechnology, Ltd.	195,424	55,887
*	Precious Metals Australia, Ltd.	188,084	243,933
#	Primary Health Care, Ltd.	468,428	4,203,960
	Prime Television, Ltd.	416,327	1,238,945
*	Primelife Corp., Ltd.	401,897	379,830
*	Progen Industries, Ltd.	146,935	307,193
	Programmed Maintenance Service, Ltd.	262,214	898,581
	Promentum, Ltd.	181,910	171,907
# *	pSvida, Ltd.	1,423,508	407,142
#	Queensland Cotton Holdings, Ltd.	89,966	241,792
#	Ramsay Health Care, Ltd.	430,216	3,257,383
	Raptis Group, Ltd.	12,000	8,333
	RCR Tomlinson, Ltd.	340,356	561,541
	Rebel Sport, Ltd.	295,305	752,702
# *	Redflex Holdings, Ltd.	324,553	539,280
# *	Redport, Ltd.	1,380,196	157,887
	Reece Australia, Ltd.	251,463	2,881,507
# *	Renison Consolidated Mines NL	1,028,286	180,239
#	Repco Corp., Ltd.	686,916	622,611
	Repcol, Ltd.	554,848	215,695
# *	Resolute Mining, Ltd.	839,834	1,003,436
*	Resonance Health, Ltd.	29,264	535
*	Resonance Health, Ltd. Issue 06	21,948	402
# *	Resource Pacific Holdings, Ltd.	619,600	557,418
#	Ridley Corp., Ltd.	1,045,435	945,216
*	Riversdale Mining, Ltd.	409,635	365,244
# *	Roc Oil Co., Ltd.	806,738	2,365,302
	Rock Building Society, Ltd.	25,092	100,719
	Ross Human Directions, Ltd.	133,779	54,626
	Rural Press, Ltd.	441,086	3,723,785
*	Ruralco Holdings, Ltd.	65,840	190,958
#	S8, Ltd.	320,050	864,763
#	SAI Global, Ltd.	530,030	1,374,766
*	Salinas Energy, Ltd.	279,790	123,871
*	Sally Malay Mining, Ltd.	686,733	590,717
#	Salmat, Ltd.	423,303	1,057,424

7

*	Samson Oil & Gas, Ltd.	257,861	62,847
*	Scarborough Minerals P.L.C. CDI	43,536	41,550
#	Schaffer Corp., Ltd.	33,766	170,399
	SDI, Ltd.	367,829	210,461
*	Sedimentary Holdings, Ltd.	857,541	196,252
#	Select Harvests, Ltd.	149,382	1,562,916
#	Senetas Corp., Ltd.	1,608,690	501,798
	Servcorp, Ltd.	237,004	1,065,186
#	Seven Network, Ltd.	224,582	1,596,081
*	Shield Mining, Ltd.	72,292	0
# *	Silex System, Ltd.	519,205	1,529,391
# *	Sino Gold, Ltd.	581,251	2,116,279
*	Sino Strategic International, Ltd.	124,164	282,494
*	Sirtex Medical, Ltd.	114,609	201,033
	Skilled Group, Ltd.	305,416	1,258,047
*	SMC Gold, Ltd.	1,359,620	113,961
	Smorgon Steel Group, Ltd.	3,274,819	4,396,661
	SMS Management & Technology, Ltd.	216,617	611,365
#	Southern Cross Broadcasting (Australia), Ltd.	235,819	2,084,982
*	Southern Pacific Petroleum NL	698,740	0
	SP Telemedia, Ltd.	1,168,723	647,484
*	Sphere Investments, Ltd.	361,460	292,648
#	Spotless Group, Ltd.	813,959	2,672,461
*	ST Synergy, Ltd.	33,420	92,942
# *	St. Barbara, Ltd.	2,915,573	1,119,028
*	Starpharma Holdings, Ltd.	497,958	175,180
#	Straits Resources, Ltd.	677,332	2,085,174
*	Strategic Minerals Corp. NL	358,100	40,703
*	Strathfield Group, Ltd.	492,553	10,863
*	Stuart Petroleum, Ltd.	201,731	198,384
#	STW Communications Group, Ltd.	769,336	1,596,399
*	Summit Resources, Ltd.	670,828	761,549
*	Sundance Resources, Ltd.	4,006,948	280,661
#	Sunland Group, Ltd.	963,219	1,690,409
#	Super Cheap Auto Group, Ltd.	400,306	705,458
	Sydney Attractions Group, Ltd.	69,185	295,515
*	Sydney Gas, Ltd.	661,636	148,860
	Symex Holdings, Ltd.	311,160	188,881
	Talent2 International, Ltd.	136,288	166,573
*	Tandou, Ltd.	5,115	3,121
*	Tap Oil, Ltd.	597,002	790,764
*	Tassal Group, Ltd.	114,849	112,118
#	Technology One, Ltd.	948,372	535,262
*	Tectonic Resources NL	259,183	25,669
#	Ten Network Holdings, Ltd.	1,548,662	3,201,591
#	Thakral Holdings Group	2,257,843	1,413,855
	The Reject Shop, Ltd.	85,126	461,950
#	Timbercorp, Ltd.	1,028,177	2,154,876
*	Toodyay Resources, Ltd.	20,163	293
*	Tooth & Co., Ltd.	153,000	6,658
#	Total Communications Infrastructure, Ltd.	393,053	382,942
*	Tox Free Solutions, Ltd.	1,523,272	162,751
#	Transfield Services, Ltd.	628,593	4,005,104
*	Triako Resources, Ltd.	31,217	40,442
	Troy Resources NL	140,242	267,628

8

	Trust Company of Australia, Ltd.	75,179	679,583
*	Unilife Medical Solutions, Ltd.	147,406	20,804
*	Union Resources, Ltd.	1,290,000	40,306
	United Group, Ltd.	393,438	4,131,852
*	Universal Resources, Ltd.	109,414	17,490
*	Unwired Group, Ltd.	775,038	203,932
	UXC, Ltd.	627,620	556,045
	VeCommerce, Ltd.	13,680	23,064
# *	Ventracor, Ltd.	983,127	586,126
*	Victoria Petroleum NL	3,680,492	67,346
*	View Resources, Ltd.	140,000	20,804
	Villa World, Ltd.	334,626	438,991
*	Village Life, Ltd.	203,651	25,596
	Village Roadshow, Ltd.	591,536	1,106,054
#	Vision Group Holdings, Ltd.	242,360	725,322
	Vision Systems, Ltd.	645,192	1,036,317
	Waterco, Ltd.	33,300	54,583
	Watpac, Ltd.	328,217	632,808
#	Wattyl, Ltd.	236,195	502,546
# *	Webjet, Ltd.	1,172,242	299,135
	Webster, Ltd.	122,278	64,613
*	Wedgetail Exploration NL	141,342	30,168
*	Wentworth Mutual, Ltd.	9,500,000	180,765
# *	Western Areas NL	508,784	1,161,968
#	WHK Group, Ltd.	286,738	1,280,903
	Wide Bay Australia, Ltd.	47,718	413,100
	Willmott Forests, Ltd.	49,700	50,832
*	Zenyth Therapeutics, Ltd.	211,023	132,869
TOTAL COMMON STOCKS			360,155,641

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd. Class A	303,417	500,567

RIGHTS/WARRANTS — (0.0%)
*	AP Eagers, Ltd. Rights 09/22/06	3,604	1,995
*	Arrow Energy NL Warrants 12/01/06	90,473	2,487
*	Chrome Corp., Ltd. Rights 09/25/06	32,000	134
*	Gold Aura, Ltd. Options 03/31/09	10,274	177
*	Pan Pacific Petroleum NL Options 06/30/07	163,900	6,883
*	Polartechnics, Ltd. Options 11/28/06	7,234	41
*	Transfield Services, Ltd. Rights 09/21/06	628,593	91,628
TOTAL RIGHTS/WARRANTS			103,345

TOTAL — AUSTRALIA			360,759,553

HONG KONG — (22.1%)
COMMON STOCKS — (22.1%)
*	139 Holdings, Ltd.	620,000	27,072
	ABC Communications (Holdings), Ltd.	930,000	62,131
	Aeon Credit Service (Asia) Co., Ltd.	740,000	558,329
	Alco Holdings, Ltd.	1,290,000	651,511
	Allan International Holdings, Ltd.	592,000	74,556
	Allied Group, Ltd.	645,200	1,651,424

9

	Allied Properties, Ltd.	1,130,600	1,231,864
*	Anex International Holdings, Ltd.	152,000	1,736
*	Applied International Holdings, Ltd.	1,243,000	89,689
*	APT Satellite Holdings, Ltd.	599,000	112,925
*	Artel Solutions Group Holdings, Ltd.	2,315,000	14,812
	Arts Optical International Holdings, Ltd.	730,000	206,357
*	Asia Commercial Holdings, Ltd.	72,800	5,821
	Asia Financial Holdings, Ltd.	2,768,908	1,465,966
	Asia Satellite Telecommunications Holdings, Ltd.	885,000	1,519,843
	Asia Standard International Group, Ltd.	10,712,000	330,165
*	Asia TeleMedia, Ltd.	1,820,000	21,821
*	Asia Tele-Net & Technology Corp., Ltd.	521,000	16,376
	Asia Zirconium, Ltd.	708,000	61,729
*	Asian Union New Media Group, Ltd.	12,220,000	136,613
	Associated International Hotels, Ltd.	898,000	808,290
	Automated Systems Holdings, Ltd.	340,000	83,147
*	B.A.L. Holdings, Ltd.	406	18
	Baltrans Holdings, Ltd.	676,000	507,890
*	Beijing Development (Hong Kong), Ltd.	166,000	18,152
*	Bestway International Holdings, Ltd.	10,688,000	100,276
#	Bossini International Holdings, Ltd.	3,107,500	219,275
	Bright International Group, Ltd.	710,000	68,304
*	Build King Holdings, Ltd.	375,756	8,321
#	Cafe de Coral Holdings, Ltd.	1,438,000	2,190,447
*	Capital Estate, Ltd.	2,360,000	26,085
	Capital Strategic Investment, Ltd.	30,500	5,453
*	Carico Holdings, Ltd.	2,948	54
*	Cash Financial Services Group, Ltd.	427,018	18,370
*	Casil Telecommunications Holdings, Ltd.	1,420,000	72,307
*	CATIC International Holdings, Ltd.	5,332,000	63,853
	CCT Telecom Holdings, Ltd.	1,030,970	137,771
	CEC International Holdings, Ltd.	220,279	3,937
*	Celestial Asia Securities Holdings, Ltd.	426,036	20,246
	Champion Technology Holdings, Ltd.	2,974,719	489,017
	Chaoda Modern Agriculture (Holdings), Ltd.	3,870,000	1,955,110
	Chen Hsong Holdings, Ltd.	1,302,000	722,174
	Cheuk Nang (Holdings), Ltd.	119,530	75,270
	Chevalier International Holdings, Ltd.	651,482	780,782
	Chevalier Itech Holdings, Ltd.	355,250	128,498
*	Chia Hsin Cement Greater China Holding Corp.	276,000	33,409
*	China Aerospace International Holdings, Ltd.	4,955,400	407,568
*	China Credit Holdings, Ltd.	1,914,000	38,649
*	China Digicontent Co., Ltd.	2,710,000	3,485
	China Electronics Corp. Holdings Co., Ltd.	668,250	91,181
	China Everbright International, Ltd.	3,945,000	425,643
#	China Gas Holdings, Ltd.	7,570,000	1,255,624
*	China Green (Holdings), Ltd.	1,785,000	784,266
*	China Haidian Holdings, Ltd.	3,244,000	96,542
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	176,621
*	China Insurance International Holdings Co., Ltd.	3,512,000	2,798,534
*	China Investments Holdings, Ltd.	210,000	4,536
*	China Merchants DiChain (Asia), Ltd.	143,200	70,874
	China Metal International Holdings, Ltd.	2,660,000	990,988
*	China Motion Telecom International, Ltd.	257,000	3,635
	China Motor Bus Co., Ltd.	74,000	567,595

10

#	China National Aviation Co., Ltd.	6,904,000	2,440,350
	China Oriental Group Co., Ltd.	6,574,000	1,351,635
*	China Pharmaceutical Group, Ltd.	3,348,000	430,318
	China Power International Development, Ltd.	7,270,000	2,654,538
	China Rare Earth Holdings, Ltd.	2,504,000	504,883
	China Resources Logic, Ltd.	6,036,000	558,095
*	China Rich Holdings, Ltd.	676,000	11,380
*	China Sciences Conservational Power, Ltd.	210,400	19,478
*	China Sci-Tech Holdings, Ltd.	278,600	3,849
	China Shineway Pharmaceutical Group, Ltd.	1,986,000	1,302,566
*	China Solar Energy Holdings, Ltd.	7,612,905	488,983
*	China Star Entertainment, Ltd.	440,292	15,837
	China Travel International Investment Hong Kong, Ltd.	1,900,000	463,674
*	Chinese People Gas Holdings Co., Ltd.	5,936,000	263,322
	Chinney Investments, Ltd.	1,144,000	127,676
	Chitaly Holdings, Ltd.	550,000	89,147
#	Chow Sang Sang Holdings International, Ltd.	1,235,680	552,963
	Chuang’s China Investments, Ltd.	2,372,500	124,560
	Chuang’s Consortium International, Ltd.	2,694,884	203,991
	Chun Wo Holdings, Ltd.	1,671,917	176,005
	Chung Tai Printing Holdings, Ltd.	548,000	85,982
# *	CITIC 21CN Co., Ltd.	7,724,000	912,666
*	CITIC Resources Holdings, Ltd.	11,390,000	2,195,070
	City e-Solutions, Ltd.	186,000	22,008
*	City Telecom (H.K.), Ltd.	1,070,000	94,152
# *	Clear Media, Ltd.	1,135,000	1,287,811
*	Climax International Co., Ltd.	22,200	571
*	CNT Group, Ltd.	3,078,000	65,440
	Coastal Greenland, Ltd.	2,904,000	242,489
#	COFCO International, Ltd.	4,150,000	2,790,871
	COL Capital, Ltd.	336,240	120,691
	Comba Telecom Systems Holdings, Ltd.	1,788,000	532,944
*	Compass Pacific Holdings, Ltd.	624,000	9,186
	Computer & Technologies Holdings, Ltd.	432,000	46,399
	Continental Holdings, Ltd.	98,825	10,756
	COSCO International Holdings, Ltd.	3,261,600	909,904
#	Coslight Technology International Group, Ltd.	870,000	309,823
	Cosmos Machinery Enterprises, Ltd.	1,126,400	89,464
*	Crocodile Garments, Ltd.	1,539,000	112,553
	Cross-Harbour Holdings, Ltd.	586,520	429,032
*	CSMC Technologies Corp.	1,420,000	66,095
*	Culturecom Holdings, Ltd.	6,381,000	71,271
*	Daisho Microline Holdings, Ltd.	1,062,000	302,125
*	Dan Form Holdings Co., Ltd.	2,386,600	147,084
*	Daqing Petroleum & Chemical Group, Ltd.	3,545,000	182,240
#	Dickson Concepts International, Ltd.	715,130	759,458
	Digital China Holdings, Ltd.	1,717,000	597,850
*	DVN Holdings, Ltd.	859,516	209,736
*	Dynamic Global Holdings, Ltd.	3,522,000	19,020
	Dynamic Holdings, Ltd.	384,000	122,542
	Eagle Nice (International) Holdings, Ltd.	70,000	15,282
*	Easyknit International Holdings, Ltd.	424,290	3,215
*	Eforce Holdings, Ltd.	2,620,000	20,297
	Egana Jewelry & Pearls, Ltd.	331,789	97,336
#	EganaGoldpfeil Holdings, Ltd.	3,443,235	1,571,305

11

*	E-Kong Group, Ltd.	620,000	60,683
	Emperor Entertainment Hotel, Ltd.	2,100,000	488,547
	Emperor International Holdings, Ltd.	2,528,360	575,034
	Enerchina Holdings, Ltd.	3,068,800	173,562
*	ENM Holdings, Ltd.	320,000	24,673
*	eSun Holdings, Ltd.	1,997,600	1,821,091
*	Extrawell Pharmaceutical Holdings, Ltd.	3,220,000	95,073
*	Ezcom Holdings, Ltd.	72,576	448
	Fairwood Holdings, Ltd.	224,600	214,063
#	Far East Consortium International, Ltd.	3,522,954	1,489,407
*	Far East Hotels & Entertainment, Ltd.	1,853,000	70,216
*	Far East Pharmaceutical Technology Co., Ltd.	3,216,000	28,119
	First Natural Foods Holdings, Ltd.	1,270,000	124,063
#	First Pacific Co., Ltd.	6,992,000	3,143,171
	First Sign International Holdings, Ltd.	1,424,000	45,469
#	Fong’s Industries Co., Ltd.	1,348,000	890,564
*	Forefront International Holdings, Ltd.	658,000	48,225
*	Fortuna International Holdings Ltd	2,803,200	4,319
*	Foundation Group, Ltd.	16,760	1,242
*	Founder Holdings, Ltd.	2,350,000	119,376
	Fountain Set Holdings, Ltd.	1,868,000	470,798
	Four Seas Food Investment Holdings, Ltd.	347,184	38,872
	Four Seas Mercantile Holdings, Ltd.	592,000	209,328
*	Frasers Property China, Ltd.	579,000	9,312
*	Freeman Corp., Ltd.	173,661	3,439
#	Fu JI Food & Catering Services	1,217,000	1,907,231
	Fubon Bank Hong Kong, Ltd.	2,350,000	872,929
*	Fujian Holdings, Ltd.	237,800	5,932
	Fujikon Industrial Holdings, Ltd.	710,000	169,999
*	Fushan International Energy Group, Ltd.	5,144,000	850,184
	Geely Automobile Holdings, Ltd.	3,570,000	363,082
*	Genesis Energy Holdings, Ltd.	5,810,000	40,239
*	GFT Holdings, Ltd.	480,000	3,436
	Giordano International, Ltd.	4,230,000	2,396,767
#	Global Bio-Chem Technology Group Co., Ltd.	4,440,000	1,478,594
	Global Green Tech Group, Ltd.	1,782,000	192,665
*	Global Tech (Holdings), Ltd.	5,612,000	36,080
#	Glorious Sun Enterprises, Ltd.	2,756,000	1,327,817
	Gold Peak Industries (Holdings), Ltd.	1,059,250	141,726
*	Goldbond Group Holdings, Ltd.	2,609,500	78,439
*	Golden Meditech Company, Ltd.	1,500,119	368,478
*	Golden Resorts Group, Ltd.	2,958,000	717,957
	Golden Resources Development International, Ltd.	1,456,500	61,793
*	Gold-Face Holdings, Ltd.	2,003,600	0
	Goldlion Holdings, Ltd.	1,922,000	258,971
	Golik Holdings, Ltd.	930,500	35,250
*	Good Fellow Group, Ltd.	3,488,000	228,916
	Grande Holdings, Ltd.	562,000	187,855
*	Great Wall Cybertech, Ltd.	157,951	8,043
	Group Sense (International), Ltd.	2,448,000	170,015
	Guangnan Holdings, Ltd.	1,779,600	301,340
	Guangzhou Investment Co., Ltd.	15,476,000	2,885,523
*	Guo Xin Group, Ltd.	3,640,000	8,905
	GZI Transport, Ltd.	2,940,000	1,300,397
	Hang Fung Gold Technology, Ltd.	1,430,482	170,938

12

*	Hang Ten Group Holdings, Ltd.	1,705,850	175,432
	Hanny Holdings, Ltd.	581,921	260,720
*	Hans Energy Co., Ltd.	5,402,000	277,882
	Harbour Centre Development, Ltd.	593,000	937,839
#	Heng Tai Consumables Group, Ltd.	2,798,000	258,416
	High Fashion International, Ltd.	268,000	50,040
#	HKR International, Ltd.	3,516,736	1,766,574
	Hon Kwok Land Investment Co., Ltd	842,535	405,732
*	Honesty Treasure International Holdings, Ltd.	4,108,000	79,178
	Hong Kong Catering Management, Ltd.	512,000	92,791
	Hong Kong Construction Holdings, Ltd.	3,878,117	428,774
	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	898,860
*	Hong Kong Parkview Group, Ltd.	1,130,000	28,333
*	Hong Kong Pharmaceuticals Holdings, Ltd.	1,834,000	45,748
	Hongkong Chinese, Ltd.	2,662,000	359,171
*	Hop Hing Holdings, Ltd.	660,265	31,412
	Hsin Chong Construction Group, Ltd.	1,569,658	153,764
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,888,000	356,221
*	Huabao International Holdings, Ltd.	19,300	6,568
	Huafeng Textile International Group, Ltd.	428,400	25,816
*	Hualing Holdings, Ltd.	6,480,000	146,730
	Hung Hing Printing Group, Ltd.	1,337,275	783,546
	Hutchison Harbour Ring, Ltd.	16,106,000	1,159,387
*	Hycomm Wireless, Ltd.	4,709,000	32,662
	I-Cable Communications, Ltd.	4,440,000	848,425
*	IDT International, Ltd.	5,098,183	238,558
*	Imagi International Holdings, Ltd.	607,400	777,942
*	Innomaxx Biotechnology Group, Ltd.	3,050,000	333,344
	Integrated Distribution Services Group, Ltd.	374,000	640,706
*	Interchina Holdings Co., Ltd.	8,130,000	30,330
	IPE Group, Ltd.	800,000	123,606
	ITC Corp., Ltd.	3,391,460	235,480
	Jinhui Holdings Co., Ltd.	930,000	225,889
*	Jiuzhou Development Co., Ltd.	1,268,000	148,249
	Joyce Boutique Holdings, Ltd.	1,530,000	65,840
*	Junefield Department Store Group, Ltd.	256,000	2,403
	K Wah International Holdings, Ltd.	5,795,848	1,884,626
*	Kader Holdings Co., Ltd.	545,600	22,424
*	Kanstar Environmental Paper Products Holdings, Ltd.	1,220,000	111,314
	Kantone Holdings, Ltd.	5,487,435	296,133
*	Karl Thomson Holdings, Ltd.	786,000	206,354
	Karrie International Holdings, Ltd.	832,000	289,957
	Keck Seng Investments (Hong Kong), Ltd.	858,600	267,280
	Kee Shing Holdings	886,000	113,823
	Kin Yat Holdings, Ltd.	586,000	74,606
	King Fook Holdings, Ltd.	1,000,000	52,005
*	King Pacific International Holdings, Ltd.	1,404,200	22,027
	Kingdee International Software Group Co., Ltd.	638,000	314,199
	Kingmaker Footwear Holdings, Ltd.	1,100,955	123,243
#	Kingway Brewery Holdings, Ltd.	3,594,000	1,423,589
*	Kong Sun Holdings, Ltd.	2,198,000	7,065
	Kowloon Development Co., Ltd.	1,475,000	2,802,181
*	KPI Co., Ltd.	396,000	13,789
	KTP Holdings, Ltd.	560,400	45,308
	Kwoon Chung Bus Holdings, Ltd.	556,000	81,482

13

*	Lai Sun Development Co., Ltd.	32,074,000	1,442,133
*	Lai Sun Garment (International), Ltd.	3,244,000	237,602
	Lam Soon (Hong Kong), Ltd.	302,310	194,291
*	Landune International, Ltd.	5,600,000	127,488
	Le Saunda Holdings, Ltd.	236,000	43,375
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,970
	Lee & Man Holdings, Ltd.	756,000	91,474
	Lee & Man Paper Manufacturing, Ltd.	892,000	1,504,016
	Lerado Group (Holding) Co., Ltd.	1,048,000	90,184
#	Li Ning Co., Ltd.	2,733,000	2,988,889
*	LifeTec Group, Ltd.	3,969,000	49,477
	Lippo, Ltd.	1,074,760	360,999
#	Liu Chong Hing Bank, Ltd.	1,125,000	2,445,007
	Liu Chong Hing Investment, Ltd.	749,200	875,802
	Luen Thai Holdings, Ltd.	1,345,000	205,408
	Luk Fook Holdings (International), Ltd.	926,000	155,778
	Luks Industrial Group, Ltd.	901,555	260,717
	Lung Kee (Bermuda) Holdings, Ltd.	1,445,875	660,718
*	M Dream Inworld Group, Ltd.	3,054	4
*	Macau Prime Properties Holdings, Ltd.	1,795,920	90,004
	Macau Success, Ltd.	4,120,000	444,635
*	MACRO-LINK International Investment Co., Ltd.	1,036,250	27,455
*	Mae Holdings, Ltd.	11,100	495
	Magnificent Estates, Ltd.	10,344,000	265,881
*	Magnum International Holdings, Ltd.	450,000	2,893
	Mainland Headwear Holdings, Ltd.	546,000	155,712
	Man Yue International Holdings, Ltd.	590,000	112,322
	Matrix Holdings, Ltd.	906,000	222,550
	Matsunichi Communications Holdings, Ltd.	966,000	206,066
	Mei Ah Entertainment Group, Ltd.	1,142,000	57,481
	Melbourne Enterprises, Ltd.	45,500	224,822
	Midas International Holdings, Ltd.	774,000	45,713
#	Midland Holdings, Ltd.	1,810,000	803,762
	Min Xin Holdings, Ltd.	921,200	201,250
*	Mingyuan Medicare Development Co., Ltd.	5,900,000	515,816
*	Minmetals Resources, Ltd.	4,431,780	1,271,231
	Miramar Hotel & Investment Co., Ltd.	741,000	990,832
*	Morning Star Resources, Ltd.	1,845,000	18,670
*	Moulin Global Eyecare Holdings	699,274	0
*	Nan Hai Corp., Ltd.	178,222,743	1,076,940
	Nanyang Holdings, Ltd.	137,500	221,533
	National Electronics Holdings, Ltd.	2,156,000	89,999
	Natural Beauty Bio-Technology, Ltd.	2,480,000	200,548
	Neo-China Group (Holdings), Ltd.	10,240,000	842,520
	New Century Group Hong Kong, Ltd.	2,180,920	210,414
*	New Island Printing Holdings, Ltd.	176,000	8,373
*	New Smart Holdings, Ltd.	432,800	25,517
*	New World Cyberbase, Ltd.	217,884	4,676
*	New World Mobile Holdings, Ltd.	22,140	4,838
	Newocean Green Energy Holdings, Ltd.	513,120	48,157
	Next Media, Ltd.	3,736,000	2,063,355
	Ngai Lik Industrial Holdings, Ltd.	1,730,000	157,912
*	Nippon Asia Investments Holdings, Ltd.	1,573,200	12,137
#	Norstar Founders Group, Ltd.	2,352,000	813,172
# *	Onfem Holdings, Ltd.	1,266,000	73,183

14

*	Orient Power Holdings, Ltd.	804,000	19,435
	Oriental Press Group, Ltd.	5,688,000	1,023,383
	Oriental Watch Holdings, Ltd.	398,000	77,238
#	Pacific Andes International Holdings, Ltd.	2,328,000	455,122
	Pacific Basin Shipping, Ltd.	3,050,000	1,646,391
#	Pacific Century Insurance Holdings, Ltd.	1,272,000	628,610
	Pacific Century Premium Developments, Ltd.	6,145,000	1,712,488
*	Pacific Plywood Holdings, Ltd.	886,000	11,637
	Paul Y Engineering Group, Ltd.	57,121	7,424
#	Paul Y. ITC Construction Holdings, Ltd.	3,451,839	971,992
#	Peace Mark Holdings, Ltd.	2,358,022	1,439,312
	Pegasus International Holdings, Ltd.	226,000	30,815
	Perfectech International Holdings, Ltd.	571,450	46,325
	Pico Far East Holdings, Ltd.	2,726,000	577,949
#	Playmates Holdings, Ltd.	3,969,000	413,669
	Pokfulam Development Co., Ltd.	234,000	121,880
*	Pokphand (C.P.) Co., Ltd.	5,970,000	214,650
	Poly Hong Kong Investment, Ltd.	2,292,000	441,779
*	Poly Investments Holdings, Ltd.	2,670,000	31,203
	Ports Design, Ltd.	1,431,000	2,213,055
#	Prime Success International Group, Ltd.	4,328,000	2,382,949
	Proview International Holdings, Ltd.	1,258,884	183,005
	Public Financial Holdings, Ltd.	2,582,000	1,997,127
*	Pyxis Group, Ltd.	1,936,000	62,233
	Qin Jia Yuan Media Services Co., Ltd.	845,000	251,012
*	QPL International Holdings, Ltd.	1,608,000	113,716
	Quality Healthcare Asia, Ltd.	334,995	171,474
	Raymond Industrial, Ltd.	675,400	159,752
#	Regal Hotels International Holdings, Ltd.	20,276,000	1,614,411
*	Riche Multi-Media Holdings, Ltd.	7,060,000	136,166
*	Rivera Holdings, Ltd.	3,620,000	86,028
*	Riverhill Holdings, Ltd.	4,072	57
	Road King Infrastructure, Ltd.	1,572,000	1,835,768
	Roadshow Holdings, Ltd.	1,456,000	131,248
	S.A.S.Dragon Holdings, Ltd.	1,696,000	167,299
#	Sa Sa International Holdings, Ltd.	2,972,000	924,963
	Safety Godown Co., Ltd.	408,000	167,940
	Saint Honore Holdings, Ltd.	128,000	30,487
	San Miguel Brewery Hong Kong, Ltd.	612,800	115,841
*	Sanyuan Group, Ltd.	415,000	8,004
	SCMP Group, Ltd.	4,160,000	1,551,437
	Sea Holdings, Ltd.	832,000	470,343
*	Seapower Resources International, Ltd.	13,351,680	120,034
	SEEC Media Group, Ltd.	2,550,000	90,226
*	Shanghai Allied Cement, Ltd.	1,152,080	32,866
#	Shanghai Real Estates, Ltd.	4,626,000	1,004,830
*	Shanghai Zenghai Property, Ltd.	10,407,000	347,370
	Shaw Brothers Hong Kong, Ltd.	134,000	254,862
	Shell Electric Manufacturing (Holdings) Co., Ltd.	1,033,172	369,716
	Shenyin Wanguo (Hong Kong), Ltd.	847,500	100,089
#	Shenzhen International Holdings, Ltd.	29,925,000	1,382,882
*	Shougang Concord Century Holdings, Ltd.	3,916,000	302,281
*	Shougang Concord Grand (Group), Ltd.	1,701,000	71,045
#	Shougang Concord International Enterprises Co., Ltd.	14,874,000	1,031,094
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	84,820

15

#	Shui On Construction & Materials, Ltd.	624,000	1,079,762
*	Shun Ho Resources Holdings, Ltd.	483,000	32,915
*	Shun Ho Technology Holdings, Ltd.	1,037,452	77,285
#	Silver Grant International Industries, Ltd.	4,665,000	1,216,973
*	Sincere Co., Ltd.	505,500	23,736
	Sing Tao News Corp., Ltd.	1,842,000	227,175
#	Singamas Container Holdings, Ltd.	1,446,000	740,647
	Sino Biopharmaceutical, Ltd.	5,112,000	920,222
*	Sino Gas Group, Ltd.	2,297,600	194,560
	Sino Golf Holdings, Ltd.	438,000	39,422
*	Sino Prosper Holdings, Ltd.	1,540,000	140,424
*	Sinocan Holdings, Ltd.	350,000	1,755
	SinoCom Software Group, Ltd.	2,256,000	603,560
*	Sino-i Technology, Ltd.	44,833,158	610,537
	Sinolink Worldwide Holdings, Ltd.	7,375,600	1,372,573
	Sinopec Kantons Holdings, Ltd.	2,542,000	809,020
*	Skyfame Realty Holdings, Ltd.	2,265,750	367,621
*	SMI Publishing Group, Ltd.	250,511	483
	SNP Leefung Holdings, Ltd.	180,000	38,495
*	Softbank Investment International (Strategic), Ltd.	7,398,000	84,421
*	Solartech International Holdings, Ltd.	49,600	6,768
	Solomon Systech International, Ltd.	6,810,000	1,441,236
*	South China Brokerage Co., Ltd.	4,872,000	40,763
*	South China Industries, Ltd.	1,124,000	134,407
	Southeast Asia Properties & Finance, Ltd.	263,538	34,902
	Starlight International Holdings, Ltd.	1,548,792	247,056
	Starlite Holdings, Ltd.	694,000	39,296
	Stelux Holdings International, Ltd.	1,307,702	100,806
*	Styland Holdings, Ltd.	101,808	288
	Sun Hing Vision Group Holdings, Ltd.	358,000	110,038
	Sun Hung Kai & Co., Ltd.	2,493,600	2,209,540
	Sun Innovation Holdings, Ltd.	14,203	4,597
	Sunway International Holdings, Ltd.	866,000	28,214
	SW Kingsway Capitol Holdings, Ltd.	2,206,000	45,463
	Symphony Holdings, Ltd.	3,717,000	472,606
	Tack Fat Group International, Ltd.	3,232,000	365,541
	Tack Hsin Holdings, Ltd.	542,000	19,826
	Tai Cheung Holdings, Ltd.	1,459,000	722,287
	Tai Fook Securities Group, Ltd.	1,044,000	171,829
	Tai Sang Land Development, Ltd.	576,984	221,728
*	Tak Shun Technology Group, Ltd.	2,088,000	40,249
	Tak Sing Alliance Holdings, Ltd.	2,909,865	181,619
	Tan Chong International, Ltd.	1,212,000	265,127
	TCC International Holdings, Ltd.	1,124,000	154,953
*	TCL Communication Technology Holdings, Ltd.	4,244,000	147,566
# *	TCL Multimedia Technology Holdings, Ltd.	8,684,000	658,234
*	Technology Venture Holdings, Ltd.	586,000	6,903
*	Termbray Industries International (Holdings), Ltd.	2,304,900	201,528
	Tern Properties Co., Ltd.	61,200	21,247
#	Texwinca Holdings, Ltd.	3,420,000	2,235,888
*	The Sun’s Group, Ltd.	17,004,000	21,864
*	Tian An China Investments Co., Ltd.	2,793,275	1,616,421
	Tian Teck Land, Ltd.	1,098,000	398,104
	Tianjin Development Holdings, Ltd.	2,288,000	1,450,541
*	Tidetime Sun (Group), Ltd.	196,280	1,844

16

	Titan Petrochemicals Group, Ltd.	10,420,000	696,359
*	Tomorrow International Holdings, Ltd.	394,820	68,380
	Tongda Group Holdings, Ltd.	5,620,000	314,405
	Tonic Industries Holdings, Ltd.	1,380,000	30,283
#	Top Form International, Ltd.	2,354,000	426,816
*	Topsearch International (Holdings), Ltd.	234,000	25,284
	Tristate Holdings, Ltd.	188,000	82,188
	Truly International Holdings, Ltd.	1,210,000	1,506,596
	Tungtex (Holdings) Co., Ltd.	788,000	182,386
*	Tysan Holdings, Ltd.	1,040,773	52,191
*	United Power Investment, Ltd.	4,368,000	193,906
*	Universe International Holdings, Ltd.	573,339	3,603
	U-Right International Holdings, Ltd.	4,746,000	138,500
	USI Holdings, Ltd.	928,999	465,756
	Van Shung Chong Holdings, Ltd.	359,335	38,407
	Varitronix International, Ltd.	740,293	447,059
*	Vedan International (Holdings), Ltd.	200,000	23,643
	Veeko International Holdings, Ltd.	1,420,000	36,437
	Victory City International Holdings, Ltd.	1,509,808	480,562
	Vision Grande Groupe Holdings, Ltd.	1,823,000	1,416,714
	Vital Biotech Holdings, Ltd.	470,000	9,367
	Vitasoy International Holdings, Ltd.	2,461,000	1,021,686
#	Vtech Holdings, Ltd.	588,000	2,868,972
	Wah Ha Realty Co., Ltd.	278,600	75,227
*	Wah Nam International Holdings, Ltd.	38,696	547
	Wai Kee Holdings, Ltd.	1,837,738	566,796
	Wang On Group, Ltd.	63,223	19,571
*	Warderly International Holdings, Ltd.	520,000	18,730
	Wellnet Holdings, Ltd.	2,059,200	130,887
*	Winfoong International, Ltd.	1,210,000	69,933
	Wing On Co. International, Ltd.	741,000	1,226,831
*	Wing Shan International, Ltd.	896,000	31,685
	Wong’s International (Holdings), Ltd.	737,641	59,834
*	Wonson International Holdings, Ltd.	202,000	3,009
*	World Houseware (Holdings), Ltd.	605,700	15,364
	Y. T. Realty Group, Ltd.	965,000	168,700
	Yangtzekiang Garment Manufacturing Co., Ltd.	607,500	108,974
*	Yanion International Holdings, Ltd.	488,000	53,940
*	Yaohan International Holdings, Ltd.	974,000	0
*	Yau Lee Holdings, Ltd.	534,000	29,999
	YGM Trading, Ltd.	233,000	212,709
	Yip’s Chemical Holdings, Ltd.	674,000	270,378
	Yugang International, Ltd.	17,206,000	249,756
*	Yunnan Enterprises Holdings, Ltd.	240,000	10,810
TOTAL COMMON STOCKS			187,370,196

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	28,870
*	Carico Holdings, Ltd. Rights 09/07/06	2,948	8
*	Global Green Tech Group, Ltd. Warrants 07/07/08	133,600	1,804
*	Great Wall Cybertech, Ltd. Rights 09/15/06	284,311	12,283
*	Honesty Treasure International Holdings, Ltd. Warrants 06/06/09	410,800	0
*	Hop Hing Holdings, Ltd. Warrants 04/30/09	132,053	2,649

17

*	Playmates Holdings, Ltd. Warrants 05/25/07	793,800	7,859
*	Skyfame Realty Holdings, Ltd. Warrants 08/02/08	427,500	13,742
*	Sun Hung Kai & Co., Ltd. Warrants 05/31/09	482,520	102,370
*	Topsearch International (Holdings), Ltd. Warrants 10/31/08	23,400	241
TOTAL RIGHTS/WARRANTS			169,826

TOTAL — HONG KONG			187,540,022

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	3,504
*	Promet Berhad	1,143,000	0
*	Rekapacific Berhad	473,000	0

TOTAL — MALAYSIA			3,504

NEW ZEALAND — (2.6%)
COMMON STOCKS — (2.6%)
	AFFCO Holdings, Ltd.	1,806,887	437,853
	Air New Zealand, Ltd.	100,000	75,229
	Cavalier Corp., Ltd.	283,674	596,511
	CDL Hotels New Zealand, Ltd.	1,387,344	564,050
	CDL Investments New Zealand, Ltd.	346,942	84,279
	Colonial Motor Co., Ltd.	126,795	257,393
	Ebos Group, Ltd.	112,108	378,033
	Fisher & Paykel Appliances Holdings, Ltd.	170,803	402,397
#	Freightways, Ltd.	165,605	401,230
	Hallenstein Glassons Holdings, Ltd.	241,638	805,088
	Hellaby Holdings, Ltd.	210,214	673,062
*	Hirequip New Zealand, Ltd.	98,000	78,148
	Horizon Energy Distribution, Ltd.	40,420	101,331
*	Infratil, Ltd.	165,000	449,463
	Mainfreight, Ltd.	40,000	161,456
	Michael Hill International, Ltd.	156,746	708,462
*	New Zealand Oil & Gas, Ltd.	584,872	337,340
	New Zealand Refining Co., Ltd.	474,857	2,332,937
	Northland Port Corp. (New Zealand), Ltd.	219,997	417,395
#	Nuplex Industries, Ltd.	291,003	1,215,771
*	Pacific Retail Group, Ltd.	194,156	197,177
	Port of Tauranga, Ltd.	541,952	1,722,401
	Provenco Group, Ltd.	281,600	164,302
	Pumpkin Patch, Ltd.	60,000	157,155
	Pyne Gould Guinness, Ltd.	581,127	693,052
	Restaurant Brand New Zealand, Ltd.	369,175	229,372
*	Richina Pacific, Ltd.	309,644	101,414
*	Rubicon, Ltd.	995,760	613,292
	Ryman Healthcare Group, Ltd.	415,999	2,404,238
	Sanford, Ltd.	418,047	1,300,175
*	Scott Technology, Ltd.	60,843	86,268
*	Seafresh New Zealand, Ltd.	80,520	1,477
	South Port New Zealand, Ltd.	30,744	32,470
	Steel & Tube Holdings, Ltd.	379,638	1,131,586
*	Tasman Farms, Ltd.	157,056	0
	Taylors Group, Ltd.	29,646	34,964
*	Tenon, Ltd.	19,132	41,267

18

	Tourism Holdings, Ltd.	402,452	474,403
*	Tower, Ltd.	674,170	1,456,524
	Warehouse Group, Ltd.	200,774	658,076
TOTAL COMMON STOCKS			21,977,041

RIGHTS/WARRANTS — (0.0%)
*	New Zealand Oil & Gas, Ltd. Warrants 06/30/08	292,436	26,441

TOTAL — NEW ZEALAND			22,003,482

SINGAPORE — (8.1%)
COMMON STOCKS — (8.1%)
*	Acma, Ltd.	3,040,700	67,952
*	Airocean Group, Ltd.	1,649,000	89,064
	Amtek Engineering, Ltd.	1,599,250	553,348
	Apollo Enterprises, Ltd.	193,000	104,074
	Armstrong Industrial Corp.	1,460,000	148,338
*	ASA Group Holdings, Ltd.	586,000	39,453
	Ascott Group, Ltd.	1,807,250	1,194,034
	Aussino Group, Ltd.	967,000	187,105
	Benjamin (F.J.) Holdings, Ltd.	1,095,000	327,403
	Beyonics Technology, Ltd.	1,945,800	389,173
	Bonvests Holdings, Ltd.	825,000	533,949
	Brilliant Manufacturing, Ltd.	1,855,000	294,330
	Broadway Industrial Group, Ltd.	461,000	148,986
*	Brothers (Holdings), Ltd.	252,314	29,563
#	Bukit Sembawang Estates, Ltd.	107,001	1,258,178
	CH Offshore, Ltd.	823,200	196,218
	Chemical Industries (Far East), Ltd.	105,910	37,014
#	China Dairy Group, Ltd.	1,502,000	499,954
	China Merchants Holdings Pacific, Ltd.	652,000	344,963
	Chip Eng Seng Corp., Ltd.	1,775,000	236,158
	Chosen Holdings, Ltd.	1,284,000	118,079
	Chuan Hup Holdings, Ltd.	4,385,000	932,559
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	101,439
	CIH, Ltd.	506,699	672,916
	CK Tang, Ltd.	614,000	204,608
*	Compact Metal Industries, Ltd.	643,000	6,129
	Cougar Logistics Corp.	482,500	67,134
	Courts Singapore, Ltd.	495,000	220,360
*	CSC Holdings, Ltd.	672,000	40,666
	CSE Global, Ltd.	1,262,000	937,326
	CWT, Ltd.	923,000	351,141
*	Eagle Brand Holdings, Ltd.	5,158,000	195,948
*	Eastern Asia Technology, Ltd.	1,844,260	93,499
*	Eastgate Technology, Ltd.	870,000	22,048
	ECS Holdings, Ltd.	1,375,000	318,260
	Eng Wah Organisation, Ltd.	265,000	33,496
	Engro Corp., Ltd.	236,000	116,761
*	Enviro-Hub Holdings, Ltd.	876,666	200,426
*	Firstlink Investments Corp., Ltd.	995,000	31,723
	Freight Links Express Holdings, Ltd.	3,368,000	139,363
	Frontline Technologies Corp., Ltd.	3,170,000	251,283
#	Fu Yu Manufacturing, Ltd.	2,273,750	454,742

19

	Fuji Offset Plates Manufacturing, Ltd.	33,750	5,147
*	Gallant Venture, Ltd.	15,600	7,385
	GB Holdings, Ltd.	200,000	110,534
	Ges International, Ltd.	2,909,000	2,233,328
	GK Goh Holdings, Ltd.	1,494,000	792,839
# *	Global Voice Group, Ltd.	2,054,000	175,959
# *	Goodpack, Ltd.	1,592,000	1,779,316
	GP Industries, Ltd.	1,516,000	664,429
#	Guocoland, Ltd.	1,215,000	1,767,425
	Hiap Moh Corp., Ltd.	34,874	5,983
	Ho Bee Investment, Ltd.	761,000	435,070
*	Hong Fok Corp., Ltd.	1,796,000	569,603
	Hong Leong Asia, Ltd.	1,048,000	991,677
	Hotel Grand Central, Ltd.	968,395	433,553
	Hotel Plaza, Ltd.	1,189,000	904,849
	Hotel Properties, Ltd.	1,675,000	2,170,246
	Hour Glass, Ltd.	298,000	143,891
#	HTL International Holdings, Ltd.	1,839,843	1,390,785
	Huan Hsin Holdings, Ltd.	1,138,400	379,463
	HupSteel, Ltd.	1,080,240	226,753
	Hwa Hong Corp., Ltd.	2,488,000	932,425
	IDT Holdings, Ltd.	718,000	341,493
	IFS Capital, Ltd.	290,000	154,744
*	Inno-Pacific Holdings, Ltd.	680,000	8,653
	Innovalues Precision, Ltd.	520,000	269,050
	Internet Technology Group, Ltd.	874,408	13,890
*	Interra Resources, Ltd.	37,086	9,383
*	Intraco, Ltd.	292,500	74,223
	Isetan (Singapore), Ltd.	122,500	333,381
*	Jasper Investments, Ltd.	2,267,000	14,404
	Jaya Holdings, Ltd.	2,733,000	2,392,745
	JK Yaming International, Ltd.	907,000	202,675
	Jurong Cement, Ltd.	132,500	76,195
#	Jurong Technologies Industrial Corp., Ltd.	1,590,600	1,139,929
*	K1 Ventures, Ltd.	5,340,500	1,270,365
	Keppel Telecommunications and Transportation, Ltd.	2,058,000	2,118,258
	Khong Guan Flour Milling, Ltd.	19,000	29,458
	Kian Ann Engineering, Ltd.	868,000	93,832
	Kian Ho Bearings, Ltd.	521,000	84,357
	Koh Brothers, Ltd.	1,494,000	98,948
*	L & M Group Investments, Ltd.	7,107,100	22,580
#	Labroy Marine, Ltd.	3,343,000	3,524,114
*	LanTroVision (S), Ltd.	1,117,500	31,934
*	LC Development, Ltd.	2,041,254	174,982
	Lee Kim Tah Holdings, Ltd.	1,600,000	375,958
*	Liang Huat Aluminium, Ltd.	2,954,000	18,770
	Lion Asiapac, Ltd.	473,000	46,556
	Low Keng Huat Singapore, Ltd.	372,000	206,911
	Lum Chang Holdings, Ltd.	1,134,030	144,101
#	Magnecomp International, Ltd.	931,000	486,755
	Manufacturing Integration Technology, Ltd.	588,000	61,425
*	Mediaring.Com, Ltd.	4,262,500	974,669
	Metro Holdings, Ltd.	2,256,960	1,103,150
	MMI Holdings, Ltd.	1,994,000	1,133,119
	Multi-Chem, Ltd.	1,263,000	176,863

20

	Nera Telecommunications, Ltd.	1,450,000	386,539
	New Toyo International Holdings, Ltd.	1,043,000	192,177
#	Norelco Centreline Holdings, Ltd.	941,000	262,737
*	Orchard Parade Holdings, Ltd.	1,084,022	506,634
#	Osim International, Ltd.	1,965,600	2,182,658
	Ossia International, Ltd.	728,332	65,075
	Pan-United Corp., Ltd.	2,193,000	820,463
	Pan-United Marine, Ltd.	1,096,500	800,239
	PCI, Ltd.	734,000	223,788
	Pertama Holdings, Ltd.	459,750	114,167
	Popular Holdings, Ltd.	1,813,000	454,792
	PSC Corp., Ltd.	5,723,200	272,802
	Qian Hu Corp., Ltd.	408,200	66,150
	Robinson & Co., Ltd.	284,832	1,147,451
	Rotary Engineering, Ltd.	1,624,000	597,353
	San Teh, Ltd.	838,406	202,461
	SBS Transit, Ltd.	1,011,000	1,381,126
*	Sea View Hotel, Ltd.	66,000	0
*	Seatown Corp., Ltd.	101,000	1,925
	Sembawang Kimtrans, Ltd.	1,618,750	688,736
	Sin Soon Huat, Ltd.	1,307,000	219,440
	Sing Investments & Finance, Ltd.	141,750	132,329
#	Singapore Food Industries, Ltd.	1,707,000	987,096
	Singapore Reinsurance Corp., Ltd	1,695,028	296,164
	Singapore Shipping Corp., Ltd.	1,930,000	465,992
	Singapura Finance, Ltd.	139,250	154,725
	SMB United, Ltd.	2,010,000	229,506
	SNP Corp., Ltd.	466,495	280,070
*	SP Corp., Ltd.	454,000	17,309
	Stamford Land Corp., Ltd.	3,229,000	605,767
	Straits Trading Co., Ltd.	1,117,200	2,021,344
*	Sunright, Ltd.	378,000	55,286
	Superbowl Holdings, Ltd.	490,000	90,381
	Superior Metal Printing, Ltd.	490,500	43,736
*	Thakral Corp., Ltd.	6,028,000	345,997
	Tiong Woon Corp. Holding, Ltd.	1,359,000	232,838
	Transmarco, Ltd.	106,500	54,138
	Trek 2000 International, Ltd.	1,004,000	320,620
	TT International, Ltd.	2,109,600	180,740
*	Tuan Sing Holdings, Ltd.	3,362,000	245,024
*	Ultro Technologies, Ltd.	530,000	16,874
	Unisteel Technology, Ltd.	1,217,500	1,531,763
	United Engineers, Ltd.	846,666	993,893
	United Overseas Insurance, Ltd.	125,500	309,399
*	United Pulp & Paper Co., Ltd.	354,000	88,863
	UOB-Kay Hian Holdings, Ltd.	1,602,000	1,251,089
	Vicom, Ltd.	120,000	80,186
#	WBL Corp., Ltd.	647,000	1,864,891
	Xpress Holdings, Ltd.	1,392,000	158,938
	Yoma Strategic Holdings, Ltd.	132,000	31,873
*	Yongnam Holdings, Ltd.	1,506,000	28,661
TOTAL COMMON STOCKS			69,219,898

21

RIGHTS/WARRANTS — (0.0%)
* China Dairy Group, Ltd. Warrants 01/04/08	300,400	31,495
* Eastgate Technology, Ltd. Warrants 09/11/11	174,000	0
TOTAL RIGHTS/WARRANTS		31,495

TOTAL — SINGAPORE		69,251,393

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
* Exergy, Inc.	7,260	0

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (24.8%)
@ Repurchase Agreement, Bank of America Securities 5.3125%, 09/01/06 (Collateralized by $100,758,323 FNMA 6.359%(r), 05/01/36 & 5.862%(r), 08/01/36, valued at $102,000,000) to be repurchased at $100,014,757	$100,000	100,000,000

@ Repurchase Agreement, Countrywide Securities 5.29%, 09/01/06 (Collateralized by $15,089,498 FHLMC 5.000%, 01/15/35, valued at $13,967,684) to be repurchased at $13,693,808	13,692	13,691,796

@ Repurchase Agreement, Deutsche Bank Securities 5.29%, 09/01/06 (Collateralized by $173,708,116 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 07/01/19 to 07/01/36, valued at $96,900,000) to be repurchased at $95,013,960	95,000	95,000,000

Repurchase Agreement, PNC Capital Markets, Inc. 5.22%, 09/01/06 (Collateralized by $1,891,000 FHLMC 4.00%, 09/22/09, valued at $1,867,363) to be repurchased at $1,839,267	1,839	1,839,000
TOTAL TEMPORARY CASH INVESTMENTS		210,530,796

TOTAL INVESTMENTS - (100.0%)
(Cost $774,232,521) ##		$850,088,750

22

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2006

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (99.0%)
Consumer Discretionary — (20.2%)
	4imprint P.L.C.	96,735	$610,688
*	Abbeycrest P.L.C.	42,590	15,408
	Aga Food Service Group P.L.C.	447,921	3,257,936
	Alba P.L.C.	184,693	780,473
	Alexandra P.L.C.	124,343	384,289
	Alexon Group P.L.C.	205,641	556,586
	Alpha Airports Group P.L.C.	489,053	538,949
	Arena Leisure P.L.C.	1,411,547	1,067,996
*	Aston Villa P.L.C.	12,961	132,472
*	Austin Reed Group P.L.C.	68,999	157,664
	Avon Rubber P.L.C.	126,434	437,121
	Beale P.L.C.	22,161	30,666
	Bellway P.L.C.	356,982	8,255,688
	Ben Bailey P.L.C.	40,986	360,914
	Blacks Leisure Group P.L.C.	181,058	1,400,501
	Bloomsbury Publishing P.L.C.	281,545	1,731,879
	Boot (Henry) P.L.C.	81,607	1,273,109
	Bovis Homes Group P.L.C.	438,363	6,990,878
	BPP Holdings P.L.C.	149,368	1,230,610
	Brown (N) Group P.L.C.	922,637	3,949,641
	Caffyns P.L.C.	6,000	107,542
	Carpetright P.L.C.	141,976	3,126,126
*	Celtic P.L.C.	61,138	27,329
	Character Group P.L.C.	97,314	142,554
	Chime Communications P.L.C.	1,055,433	743,039
	Chrysalis Group P.L.C.	526,419	1,179,823
	Churchill China P.L.C.	30,000	132,265
	Clinton Cards P.L.C.	740,506	867,346
	Colefax Group P.L.C.	60,000	222,780
	Cosalt P.L.C.	30,700	180,844
	Crest Nicholson P.L.C.	325,092	3,280,453
	Creston P.L.C.	132,044	456,747
	Dawson Holdings P.L.C.	194,502	363,546
*	Dawson International P.L.C.	100,688	8,413
	De Vere Group P.L.C.	259,895	4,317,295
*	Entertainment Rights P.L.C.	1,411,838	839,771
	Euromoney Institutional Investor P.L.C.	277,986	2,425,667
	European Motor Holdings P.L.C.	202,140	1,597,183
*	FII Group P.L.C.	41,166	5,291
	Findel P.L.C.	380,020	4,094,367
	First Choice Holidays P.L.C.	1,544,051	6,242,150
*	Forminster P.L.C.	43,333	3,094
	French Connection Group P.L.C.	314,710	1,092,911

1

	Fuller Smith & Turner P.L.C. Series A	44,035	1,091,058
	Future P.L.C.	933,632	564,658
	Game Group P.L.C.	1,326,522	2,317,745
	Games Workshop Group P.L.C.	104,823	725,294
*	Gaskell P.L.C.	36,000	1,714
	GCAP Media P.L.C.	564,659	2,215,194
*	Global Natural Energy P.L.C.	11,004	18,880
	Greene King P.L.C.	522,707	8,399,963
	Halfords Group P.L.C.	760,782	4,807,241
	Haynes Publishing Group P.L.C.	14,703	96,868
	Headlam Group P.L.C.	301,329	3,023,307
*	Highbury House Communications P.L.C.	439,166	5,853
	HMV Group P.L.C.	1,043,790	3,021,956
	Holidaybreak P.L.C.	157,744	2,202,222
*	Homestyle Group P.L.C.	957,889	2,138,307
	Hornby P.L.C.	154,220	665,760
	House of Fraser P.L.C.	813,337	2,251,517
	Huntsworth P.L.C.	818,058	1,416,899
	Incisive Media P.L.C.	372,005	1,159,444
*	Instore P.L.C.	818,461	514,298
	Investinmedia P.L.C.	29,998	90,814
	JJB Sports P.L.C.	744,289	2,511,676
	John David Group P.L.C.	114,500	656,770
	Lambert Howarth Group P.L.C.	43,203	53,654
	Laura Ashley Holdings P.L.C.	2,505,661	1,193,007
*	London Clubs International P.L.C.	778,981	1,966,393
	Lookers P.L.C.	428,850	1,339,337
	Luminar P.L.C.	249,238	2,603,444
	Mallett P.L.C.	46,337	230,342
	Manganese Bronze Holdings P.L.C.	62,777	382,465
	Marchpole Holdings P.L.C.	558,179	231,121
	Matalan P.L.C.	1,225,984	4,063,063
*	Mayflower Corp. P.L.C.	550,636	0
	McCarthy & Stone P.L.C.	342,651	7,082,150
	Menzies (John) P.L.C.	208,853	1,946,820
	Metal Bulletin P.L.C.	217,924	1,685,575
	MFI Furniture Group P.L.C.	1,942,935	3,120,076
	Mice Group P.L.C.	718,012	454,710
	Millennium and Copthorne Hotels P.L.C.	332,714	2,837,581
*	Monsoon P.L.C.	71,000	534,270
	Moss Bros Group P.L.C.	234,511	314,745
	Mothercare P.L.C.	267,875	1,749,449
*	MyTravel Group P.L.C.	1,643,447	6,229,917
	Newcastle United P.L.C.	253,896	321,558
	Next Fifteen Communications P.L.C.	25,000	29,393
*	Nord Anglia Education P.L.C.	130,842	356,206
	Northamber P.L.C.	75,888	93,246
*	NXT P.L.C.	339,588	232,772
*	Owen (H.R.) P.L.C.	71,542	188,137
*	Pace Micro Technology P.L.C.	638,041	682,971
*	Partridge Fine Arts P.L.C.	26,127	20,645
	Pendragon P.L.C.	452,371	4,465,448
	Photo-Me International P.L.C.	1,340,534	2,725,014
*	Pittards P.L.C.	60,985	6,967
	Portmeirion Group P.L.C.	22,856	104,212

2

*	Pressac P.L.C.	78,129	1,116
*	QXL Ricardo P.L.C.	3,064	501,780
	Redrow P.L.C.	554,208	5,315,310
*	Regent Inns P.L.C.	459,957	682,964
	Restaurant Group P.L.C.	753,607	2,841,940
*	Sanctuary Group P.L.C.	690,814	246,718
	SCS Upholstery P.L.C.	117,088	1,083,429
	Sinclair (William) Holdings P.L.C.	53,000	50,443
	Sirdar P.L.C.	69,754	49,191
	SMG P.L.C.	965,594	1,410,271
	Smith (WH) P.L.C.	635,227	5,850,935
	Southampton Leisure Holdings P.L.C.	19,615	16,246
*	SPG Media Group P.L.C.	75,298	10,607
*	Sportech P.L.C.	1,096,974	198,363
	St. Ives P.L.C.	308,994	1,175,162
	Stanley Leisure P.L.C.	211,679	2,646,534
*	Stylo P.L.C.	64,096	80,425
	Taylor Nelson Sofres P.L.C.	1,605,792	5,744,529
	Ted Baker P.L.C.	161,948	1,504,354
*	TG21 P.L.C.	85,507	8,157
*	Tinopolis P.L.C.	175,752	98,718
	Topps Tiles P.L.C.	545,796	2,517,584
*	Torotrak P.L.C.	316,569	226,631
*	Tottenham Hotspur P.L.C.	150,000	147,193
	UTV P.L.C.	217,432	1,369,828
	Victoria P.L.C.	12,000	47,318
	Vitec Group P.L.C.	134,662	1,204,208
	Wagon P.L.C.	227,775	881,479
*	Wembley P.L.C.	68,694	2,616
*	Westcity P.L.C.	96,111	87,330
	Wetherspoon (J.D.) P.L.C.	513,165	4,376,606
	Wilmington Group P.L.C.	310,304	1,078,563
	Wilson Bowden P.L.C.	7,000	225,216
	Woolworths Group P.L.C.	4,913,613	3,037,538
Total Consumer Discretionary			196,481,432

Consumer Staples — (4.1%)
	Anglo-Eastern Plantations P.L.C.	111,453	699,513
	Arla Foods UK P.L.C.	1,960,198	1,801,140
	Barr (A.G.) P.L.C.	43,000	922,520
	Cranswick P.L.C.	159,211	2,084,839
	Dairy Crest Group P.L.C.	444,089	4,726,411
	Devro P.L.C.	623,198	1,376,126
	European Home Retail P.L.C.	109,256	43,686
	Greggs P.L.C.	38,326	3,061,512
	Hardys & Hansons P.L.C.	56,379	1,132,169
	McBride P.L.C.	698,504	2,194,046
	Nichols P.L.C.	66,550	295,326
	Northern Foods P.L.C.	1,762,847	2,598,385
	Premier Foods P.L.C.	901,221	4,530,476
	PZ Cuzzons P.L.C.	84,776	2,308,459
	Robert Wiseman Dairies P.L.C.	283,369	2,309,694
	Swallowfield P.L.C.	15,000	11,824
	Thorntons P.L.C.	226,306	558,685
	Uniq P.L.C.	452,137	1,453,615

3

	Wolverhampton & Dudley Breweries P.L.C.	273,138	7,036,175
	Young & Co’s Brewery P.L.C.	10,000	437,226
	Young & Co’s Brewery P.L.C. Class A	5,234	276,202
Total Consumer Staples			39,858,029

Energy — (6.7%)
	Abbot Group P.L.C.	749,539	4,239,762
	Anglo Pacific Group P.L.C.	333,865	914,220
	Burren Energy P.L.C.	421,226	7,376,331
*	Dana Petroleum P.L.C.	272,368	6,318,275
*	Emerald Energy P.L.C.	220,639	853,198
	Expro International Group P.L.C.	362,494	4,795,236
	Fisher (James) & Sons P.L.C.	163,859	1,574,470
*	Fortune Oil P.L.C.	5,933,254	657,081
	Hunting P.L.C.	416,004	3,545,024
	JKX Oil and Gas P.L.C.	477,571	2,744,253
*	KBC Advanced Technologies P.L.C.	163,011	86,915
	Lupus Capital P.L.C.	429,989	120,740
	Melrose Resources P.L.C.	358,948	2,565,203
*	Premier Oil P.L.C.	288,909	5,666,220
*	Soco International P.L.C.	273,929	6,765,699
	Sondex P.L.C.	252,247	1,535,496
*	U.K. Coal P.L.C.	534,581	2,134,962
*	Venture Production P.L.C.	434,519	6,683,214
	Wood Group (John) P.L.C.	1,504,358	6,554,875
Total Energy			65,131,174

Financials — (19.1%)
	Aberdeen Asset Management P.L.C.	2,223,016	6,671,537
	Arbuthnot Banking Group P.L.C.	67,329	744,255
	Atrium Underwriting P.L.C.	180,581	732,166
*	Bradstock Group P.L.C.	5,200	4,356
	Brewin Dolphin Holdings P.L.C.	874,105	2,543,138
	Brit Insurance Holdings P.L.C.	1,170,583	6,041,287
	Brixton P.L.C.	952,536	9,550,350
	Capital & Regional P.L.C.	275,300	5,278,920
	Chesnara P.L.C.	92,900	310,224
*	CLS Holdings P.L.C.	288,626	3,051,769
	Collins Stewart Tullett P.L.C.	407,502	6,047,064
	Countrywide P.L.C.	628,110	4,873,190
	Daejan Holdings P.L.C.	43,621	3,479,860
	Derwent Valley Holdings P.L.C.	224,683	7,727,672
	Development Securities P.L.C.	177,708	1,868,298
	Domestic & General Group P.L.C.	132,640	2,472,623
	DTZ Holdings P.L.C.	202,773	2,367,275
	Erinaceous Group P.L.C.	465,172	2,527,564
	Evolution Group P.L.C.	859,672	2,206,776
	F&C Asset Management P.L.C.	1,670,683	6,427,864
	Freeport P.L.C.	152,318	1,174,467
	Grainger Trust P.L.C.	436,048	4,114,510
	Great Portland Estates P.L.C.	722,131	7,771,142
	Guiness Peat Group P.L.C.	1,424,556	2,304,682
*	Hampton Trust P.L.C.	232,050	0
	Hardy Underwriting Group P.L.C.	138,704	612,814
*	Hawtin P.L.C.	196,500	68,278

4

	Helical Bar P.L.C.	319,073	2,348,765
	Henderson Group P.L.C.	4,128,219	7,165,481
	Highway Insurance Holdings P.L.C.	844,999	1,135,770
	Hiscox P.L.C.	1,606,168	7,310,498
	Hitachi Capital (UK) P.L.C.	158,219	678,676
	IFX Group P.L.C.	218,317	751,896
*	IG Group Holdings P.L.C.	634,649	2,848,333
	Intermediate Capital Group P.L.C.	181,009	4,496,451
#	Jardine Lloyd Thompson Group P.L.C.	678,286	5,065,217
	JS Real Estate P.L.C.	17,524	202,583
	Kensington Group P.L.C.	248,504	3,931,837
	Kiln P.L.C.	1,107,206	1,938,693
	London Merchant Securities P.L.C.	1,425,531	5,898,302
	London Scottish Bank P.L.C.	491,096	1,065,400
*	Marylebone Warwick Balfour Group P.L.C.	379,622	1,480,525
	McKay Securities P.L.C.	97,232	749,801
	Minerva P.L.C.	574,142	3,102,790
	Mucklow (A & J) Group P.L.C.	221,136	1,914,411
*	Panmure Gorden & Co. P.L.C.	15,272	47,186
	Paragon Group of Companies P.L.C.	153,200	1,844,188
	Park Group P.L.C.	291,600	105,595
	Primary Health Properties P.L.C.	61,769	552,536
*	Probus Estates P.L.C.	83,333	159
	Prudential P.L.C.	56,222	630,212
	Quintain Estates & Development P.L.C.	161,208	2,009,012
	Rathbone Brothers P.L.C.	67,844	1,488,003
	Rensburg Sheppards P.L.C.	152,060	1,967,273
	Resolution P.L.C.	218,454	2,474,781
	Rugby Estates P.L.C.	15,328	145,656
	Rutland Trust P.L.C.	85,288	96,650
	S & U P.L.C.	21,140	229,958
*	Safeland P.L.C.	25,000	45,504
	Savills P.L.C.	443,892	4,417,691
	Shaftesbury P.L.C.	572,839	6,237,466
	Shore Capital Group P.L.C.	554,863	596,822
	St. Modwen Properties P.L.C.	417,287	3,719,231
	Stanley (Charles) Group P.L.C.	102,203	653,362
	Town Centre Securities P.L.C.	206,327	2,217,287
	Unite Group P.L.C.	457,428	3,628,749
	Warner Estate Holdings P.L.C.	172,730	2,378,144
	Wellington Underwriting P.L.C.	1,399,036	2,471,897
	Windsor P.L.C.	236,932	177,351
	Workspace Group P.L.C.	663,597	4,801,946
Total Financials			185,994,169

Health Care — (2.8%)
*	Acambis P.L.C.	372,178	971,215
*	Alizyme P.L.C.	660,805	1,472,552
*	Antisoma P.L.C.	1,491,544	412,080
*	Asterand P.L.C.	160,000	19,869
*	Axis-Shield P.L.C.	215,716	1,292,806
	Bespak P.L.C.	108,551	1,388,926
*	Biocompatibles International P.L.C.	150,111	507,521
*	Bioquell P.L.C.	90,893	174,811
	Biotrace International P.L.C.	150,131	271,351

5

	Care U.K. P.L.C.	183,829	1,819,627
*	Clinical Computing P.L.C.	46,666	6,541
	Corin Group P.L.C.	151,637	610,558
	Dechra Pharmaceuticals P.L.C.	168,094	792,191
	Ferraris Group P.L.C.	171,391	129,603
*	Genetix Group P.L.C.	151,246	138,099
*	Global Health Partners P.L.C.	932	1,224
	Goldshield Group P.L.C.	123,034	630,065
*	Gyrus Group P.L.C.	474,971	3,402,251
	Huntleigh Technology P.L.C.	149,461	1,026,984
*	Innovata P.L.C.	1,718,271	694,568
	iSOFT Group P.L.C.	737,364	727,162
	Isotron P.L.C.	79,175	911,386
*	MDY Healthcare P.L.C.	586,814	32,371
*	Medical Solutions P.L.C.	140,731	18,161
	Nestor Healthcare Group P.L.C.	303,219	628,490
*	Osmetech P.L.C.	66,935	21,657
*	Oxford Biomedica P.L.C.	1,764,734	925,040
*	Phytopharm P.L.C.	111,349	123,132
*	Protherics P.L.C.	929,053	1,414,696
*	Provalis P.L.C.	796,584	4,175
	Ransom (William) & Son P.L.C.	30,000	27,963
*	SkyePharma P.L.C.	1,738,458	867,054
	SSL International P.L.C.	738,967	4,085,791
	Theratase P.L.C.	138,068	118,235
*	Vernalis P.L.C.	1,131,506	1,331,399
Total Health Care			26,999,554

Industrials — (30.8%)
*	AEA Technology P.L.C.	539,970	1,079,627
	Aggreko P.L.C.	902,444	4,839,502
	Air Partner P.L.C.	35,296	480,850
*	Airflow Streamlines P.L.C.	20,500	22,834
	Alumasc Group P.L.C.	131,547	382,815
	Amec P.L.C.	683,554	4,205,627
	Arriva P.L.C.	577,614	6,546,050
	Ashtead Group P.L.C.	1,337,718	3,354,042
	Atkins (WS) P.L.C.	351,983	5,701,781
	Autologic Holdings P.L.C.	96,590	167,821
*	Avis Europe P.L.C.	3,154,308	3,899,249
	Babcock International Group P.L.C.	740,023	4,893,981
*	BB Holdings, Ltd.	8,709	30,211
	Black Arrow Group P.L.C.	56,500	84,987
	Bodycote International P.L.C.	1,165,044	5,185,271
	Braemar Seascope Group P.L.C.	73,913	557,390
	Brammer P.L.C.	144,123	627,220
	BSS Group P.L.C.	409,205	2,659,007
*	BTG P.L.C.	489,797	1,420,040
	Business Post Group P.L.C.	171,410	1,425,326
*	C. H. Bailey P.L.C.	20,950	36,749
	Camellia P.L.C.	2,437	365,286
	Carillion P.L.C.	998,143	6,035,028
*	Carlisle Group, Ltd.	3,484	6,238
	Carr’s Milling Industries P.L.C.	31,055	335,977
	Castings P.L.C.	163,887	810,703

6

	Charles Taylor Consulting P.L.C.	143,225	1,137,200
*	Charter P.L.C.	561,590	8,206,582
	Chemring Group P.L.C.	113,762	3,189,467
	Chloride Group P.L.C.	973,598	2,067,967
	Christie Group P.L.C.	53,263	170,928
	Clarkson P.L.C.	54,733	1,015,462
	Communisis P.L.C.	515,412	578,967
	Cookson Group P.L.C.	681,452	7,090,924
*	Corporate Services Group P.L.C.	3,685,688	568,188
*	Costain Group P.L.C.	1,176,378	1,045,837
*	Danka Business Systems P.L.C.	1,029,605	369,770
	Dart Group P.L.C.	296,000	611,038
	Datamonitor P.L.C.	261,086	1,977,036
	Davis Service Group P.L.C.	613,625	5,660,526
	De La Rue P.L.C.	591,314	6,047,383
	Dewhurst P.L.C.	9,000	35,301
	Dewhurst P.L.C. Class A Non-Voting	15,500	52,765
	Domino Printing Sciences P.L.C.	402,751	2,288,034
*	easyJet P.L.C.	1,032,000	9,112,358
	Eleco P.L.C.	104,685	129,700
	Enodis P.L.C.	1,616,238	5,341,034
	Enterprise P.L.C.	270,194	2,293,763
	Fenner P.L.C.	517,189	2,053,731
	FKI P.L.C.	2,068,038	3,813,787
	Forth Ports P.L.C.	167,159	5,852,510
*	Fortress Holdings P.L.C.	120,728	6,321
	Galliford Try P.L.C.	1,054,108	2,347,104
	GET Group P.L.C.	20,485	70,142
	Gibbs & Dandy P.L.C.	37,672	255,642
	Gleeson (M.J.) Group P.L.C.	174,733	1,278,501
*	Glotel P.L.C.	119,419	138,788
	Go-Ahead Group P.L.C.	162,870	5,718,010
*	Hampson Industries P.L.C.	320,091	873,235
*	Harvey Nash Group P.L.C.	226,666	263,360
	Havelock Europa P.L.C.	123,687	331,907
	Heath (Samuel) & Sons P.L.C.	7,500	69,259
	Helphire Group P.L.C.	543,376	3,976,559
*	Heywood Williams Group P.L.C.	297,460	446,992
	Homeserve P.L.C.	223,948	7,162,066
	Hyder Consulting P.L.C.	159,637	980,999
	Interserve P.L.C.	390,498	2,155,200
	Intertek Group P.L.C.	512,085	6,733,599
*	Invensys P.L.C.	1,929,073	7,455,805
	Ite Group P.L.C.	966,080	2,212,967
	James Halstead P.L.C.	104,416	763,860
	Johnson Service Group P.L.C.	206,862	1,534,375
	Keller Group P.L.C.	232,425	3,023,539
	Kier Group P.L.C.	122,924	3,764,568
	Laing (John) P.L.C.	848,681	4,363,009
	Latchways P.L.C.	40,210	616,541
	Lavendon Group P.L.C.	122,032	621,570
	Lincat Group P.L.C.	19,000	212,131
	Litho Supplies P.L.C.	20,000	24,199
*	Lorien P.L.C.	60,000	44,153
	Low & Bonar P.L.C.	608,747	1,390,587

7

	Management Consulting Group P.L.C.	695,651	761,433
	McAlpine (Alfred) P.L.C.	364,018	3,330,924
	Metalrax Group P.L.C.	435,408	554,027
	Michael Page International P.L.C.	1,224,495	8,051,739
	Mitie Group P.L.C.	1,150,518	4,251,326
*	Molins P.L.C.	68,000	128,218
	Morgan Crucible Company P.L.C.	1,125,473	5,870,635
	Morgan Sindall P.L.C.	146,726	3,033,389
	Mouchel Parkman P.L.C.	377,254	2,521,223
	MS International P.L.C.	71,500	213,177
	MSB International P.L.C.	30,748	37,204
	National Express Group P.L.C.	25,000	392,396
*	New Avesco P.L.C.	29,998	51,587
	Northern Recruitment Group P.L.C.	36,500	92,346
	Northgate P.L.C.	252,005	4,702,323
	Ocean Wilsons Holdings, Ltd.	84,250	672,417
	OPD Group P.L.C.	95,878	666,368
*	Parkwood Holdings P.L.C.	72,980	107,029
*	Penna Consulting P.L.C.	91,728	110,073
*	Planestation Group P.L.C.	76,551	8,199
	Quantica P.L.C.	245,300	240,158
	Radstone Technology P.L.C.	102,913	739,829
*	Regus Group P.L.C.	3,417,353	6,409,628
	Reliance Security Group P.L.C.	49,710	591,438
*	Renold P.L.C.	270,995	352,815
	Ricardo P.L.C.	220,336	1,252,488
	Robert Walters P.L.C.	291,175	1,341,138
	ROK P.L.C.	108,636	1,320,738
	RPS Group P.L.C.	730,729	3,162,714
	Salvesen (Christian) P.L.C.	870,648	1,230,142
	Senior P.L.C.	1,196,693	1,403,229
	Serco Group P.L.C.	235,235	1,576,849
	Severfield-Rowan P.L.C.	84,679	2,402,986
	Shanks Group P.L.C.	756,400	2,708,174
	SHL Group P.L.C.	165,829	442,978
	SIG P.L.C.	445,720	7,921,023
*	Simon Group P.L.C.	539,729	631,827
	Smart (J.) & Co. (Contractors) P.L.C.	22,500	311,667
	Speedy Hire P.L.C.	155,869	2,590,875
	Spirax-Sarco Engineering P.L.C.	260,136	4,588,319
	Spring Group P.L.C.	596,238	624,109
	Stagecoach Group P.L.C.	1,865,823	4,119,292
*	Stanelco P.L.C.	2,148,370	156,146
	T. Clarke P.L.C.	148,717	704,219
	Tarsus Group P.L.C.	87,549	309,081
	TDG P.L.C.	305,448	1,243,419
	Teesland P.L.C.	431,476	743,006
	Tex Holdings P.L.C.	14,000	24,425
*	The 600 Group P.L.C.	218,038	199,528
	Thorpe (F.W.) P.L.C.	24,000	232,515
*	Tinsley (Eliza) Group P.L.C.	19,844	3,401
*	Trafficmaster P.L.C.	517,604	524,526
	Trifast P.L.C.	330,473	348,447
	Ultra Electronics Holdings P.L.C.	240,952	4,683,672
	Umeco P.L.C.	177,143	1,466,500

8

*	Universal Salvage P.L.C.	104,608	238,887
* #	Volex Group P.L.C.	241,088	543,765
	VP P.L.C.	156,643	819,698
	VT Group P.L.C.	636,999	5,957,546
	Waterman Group P.L.C.	74,473	202,020
	Watermark Group P.L.C.	189,106	181,825
	Weir Group P.L.C.	728,697	6,235,343
	Whatman P.L.C.	465,769	2,725,507
	White Young Green P.L.C.	154,390	1,022,929
*	Whitehead Mann Group P.L.C.	95,000	63,405
*	Wilshaw P.L.C.	198,409	21,736
	Wincanton P.L.C.	417,586	2,620,687
	WSP Group P.L.C.	254,125	2,207,153
	XP Power P.L.C.	73,546	526,731
Total Industrials			300,223,424

Information Technology — (10.1%)
	Abacus Group P.L.C.	271,924	827,507
	Acal P.L.C.	98,344	666,994
	Alphameric P.L.C.	486,081	670,793
*	Alterian P.L.C.	151,434	314,274
	Amstrad P.L.C.	311,793	1,126,024
*	Anite Group P.L.C.	1,273,342	1,782,188
*	ARC International P.L.C.	546,440	309,219
*	Autonomy Corp. P.L.C.	446,075	3,310,375
	Aveva Group P.L.C.	243,405	1,733,711
	Axon Group P.L.C.	207,398	1,584,531
*	Bede P.L.C.	135,978	19,296
	CML Microsystems P.L.C.	28,361	112,605
	Compel Group P.L.C.	119,994	202,118
	Computacenter P.L.C.	377,178	1,883,834
*	CSR P.L.C.	87,809	1,960,469
	Detica Group P.L.C.	394,130	2,265,282
	Dialight P.L.C.	111,362	455,863
	Dicom Group P.L.C.	302,158	1,455,929
*	Dimension Data Holdings P.L.C.	939,000	643,784
	Diploma P.L.C.	83,772	1,165,938
*	DRS Data & Research Services P.L.C.	26,825	17,137
	Electrocomponents P.L.C.	1,319,110	6,001,877
	Electronic Data Processing P.L.C.	55,200	63,572
*	Eurodis Electron P.L.C.	2,118,657	42,357
*	Fibernet Group P.L.C.	224,012	322,605
	Filtronic P.L.C.	226,882	826,215
*	Financial Objects P.L.C.	17,000	13,269
	GB Group P.L.C.	415,333	273,251
*	Gresham Computing P.L.C.	180,019	382,910
	Halma P.L.C.	1,554,692	5,636,677
	ICM Computer Group P.L.C.	64,101	321,476
*	Imagination Technologies Group P.L.C.	664,715	1,000,803
	Independent Media Distribution P.L.C.	21,621	20,552
*	Innovation Group P.L.C.	1,562,355	870,641
*	Intec Telecom Systems P.L.C.	983,242	693,234
	Intelek P.L.C.	99,880	23,685
*	Kewill Systems P.L.C.	309,597	347,874
	Laird Group P.L.C.	685,436	5,193,560

9

	Macro 4 P.L.C.	68,736	304,329
	Microgen P.L.C.	307,694	269,237
	Misys P.L.C.	1,567,012	7,374,252
	Morse P.L.C.	450,565	806,788
	MTL Instruments Group P.L.C.	71,580	624,572
*	nCipher P.L.C.	99,572	417,180
	Netstore P.L.C.	143,737	98,525
*	Northgate Information Solutions P.L.C.	1,787,107	2,481,352
*	NSB Retail Systems P.L.C.	1,119,725	623,078
	Oxford Instruments P.L.C.	136,455	535,247
*	Parity Group P.L.C.	7,621	7,407
	Planit Holdings P.L.C.	235,000	115,299
*	Plasmon P.L.C.	259,985	205,381
	Premier Farnell P.L.C.	1,368,932	4,893,698
	Psion P.L.C.	462,761	1,033,620
	Renishaw P.L.C.	222,795	3,360,560
*	Retail Decisions P.L.C.	258,904	828,459
	RM P.L.C.	359,199	1,232,767
	Rotork P.L.C.	306,541	4,250,444
	Royalblue Group P.L.C.	125,646	2,094,758
*	SCi Entertainment Group P.L.C.	41,370	384,392
*	Scipher P.L.C.	34,563	740
*	SDL P.L.C.	229,834	897,045
*	Servicepower Technologies P.L.C.	235,191	103,260
	Spectris P.L.C.	508,179	6,076,608
*	Spirent Communictions P.L.C.	2,769,967	2,400,303
*	Superscape Group P.L.C.	302,847	71,588
*	Surfcontrol P.L.C.	104,638	829,918
*	Tadpole Technology P.L.C.	427,207	14,238
#	Telent P.L.C.	208,611	1,981,802
*	Telspec P.L.C.	25,000	3,267
	Trace Group P.L.C.	33,552	62,287
	TT electronics P.L.C.	531,652	1,802,145
	Vega Group P.L.C.	69,342	311,886
	Vislink P.L.C.	469,857	711,614
*	Wolfson Microelectronics P.L.C.	429,349	3,913,319
*	Workplace Systems International P.L.C.	238,739	21,604
	XAAR P.L.C.	220,887	544,889
	XANSA P.L.C.	1,086,619	1,608,584
	XKO Group P.L.C.	30,304	53,042
	Zetex P.L.C.	177,320	240,509
Total Information Technology			98,132,422

Materials — (3.5%)
*	Amberley Group P.L.C.	200,000	38,081
*	API Group P.L.C.	103,483	163,000
	Baggeridge Brick P.L.C.	136,350	529,037
	British Polythene Industries P.L.C.	97,215	903,821
	Carclo P.L.C.	180,595	257,328
	Chamberlin & Hill P.L.C.	18,000	78,224
	Chapelthorpe P.L.C.	656,803	140,640
*	Coral Products P.L.C.	50,000	17,753
	Croda International P.L.C.	495,398	4,091,373
	Cropper (James) P.L.C.	22,000	63,241
	Delta P.L.C.	474,097	1,163,937

10

	DS Smith P.L.C.	1,410,480	4,216,367
	Dyson Group P.L.C.	116,928	473,705
	Elementis P.L.C.	1,680,525	2,845,438
	Ennstone P.L.C.	1,346,696	1,254,675
	Filtrona P.L.C.	724,553	3,730,424
	Hill & Smith Holdings P.L.C.	208,029	938,658
*	Inveresk P.L.C.	150,000	52,738
	Macfarlane Group P.L.C.	378,287	227,043
	Marshalls P.L.C.	662,347	3,960,590
*	OpSec Security Group P.L.C.	117,822	107,726
	Porvair P.L.C.	139,099	336,071
	RPC Group P.L.C.	335,324	1,492,967
*	Scapa Group P.L.C.	456,918	193,304
*	Scarborough Minerals P.L.C.	14,622	14,917
	Treatt P.L.C.	14,957	93,670
	UCM Group P.L.C.	41,980	45,010
	Victrex P.L.C.	307,403	4,450,772
	Yule Catto & Co. P.L.C.	521,859	2,319,978
	Zotefoams P.L.C.	96,852	188,404
Total Materials			34,388,892

Other — (0.0%)
*	Argonaut Games P.L.C.	100,000	5,950
*	Aries Insurance Services P.L.C.	62,500	0
*	Full Circle Future, Ltd.	135,600	0
*	Garton Engineering P.L.C.	10,248	0
*	IMS Group P.L.C.	75,000	6,426
*	Industrial & Commercial Holdings P.L.C.	5,000	143
*	OneSource Services, Inc.	544	7,950
*	Pisces Property Services P.L.C.	62,500	0
*	Radamec Group P.L.C.	35,000	0
*	Richmond Oil & Gas P.L.C.	220,000	0
*	RMS Communications P.L.C.	15,000	0
*	Secure Ventures (No. 6) P.L.C.	62,500	0
*	Secure Ventures (No. 7) P.L.C.	62,500	0
*	SFI Holdings, Ltd. Series A	26,713	15,767
*	Tandem Group P.L.C.	327,365	0
*	Terence Chapman Group P.L.C.	62,500	377
*	Whitecroft P.L.C.	105,000	0
*	Wraith P.L.C.	1,400	2,290
Total Other			38,903

Telecommunication Services — (0.7%)
*	Colt Telecom Group P.L.C.	858,120	2,091,382
	Kingston Communications P.L.C.	1,328,979	1,404,902
*	Redstone P.L.C.	1,259,104	107,601
	Telecom Plus P.L.C.	222,635	583,830
*	Thus Group P.L.C.	549,382	1,242,711
*	Vanco P.L.C.	232,704	1,882,743
Total Telecommunication Services			7,313,169

Utilities — (1.0%)
	Dee Valley Group P.L.C.	4,214	90,720
	Hydro International P.L.C.	27,669	66,299
	Northumbrian Water Group P.L.C.	375,602	1,820,382

11

Viridian Group P.L.C.	393,733	7,507,853
Total Utilities		9,485,254

TOTAL COMMON STOCKS		964,046,422

RIGHTS/WARRANTS — (0.2%)
* Letter of Entitlements - Audemars Piguet	90,242	0
* Planestation Group P.L.C. Warrants 01/13/11	229,653	219
* Premier Foods P.L.C. Rights 09/07/06	901,221	1,381,346
* SFI Holdings, Ltd. Litigation Certificate	26,713	0
* Ultaframe Litigations Notes	319,285	0

TOTAL RIGHTS/WARRANTS		1,381,565

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.8%)
@ Repurchase Agreement, Countrywide Securities 5.29%, 09/01/06 (Collateralized by $276,664 FHLMC 6.000%, 04/15/31, valued at $350,677) to be repurchased at $343,801	$344	343,750

@ Repurchase Agreement, Deutsche Bank Securities 5.29%, 09/01/06 (Collateralized by $26,510,024 FHLMC 4.898%(r), 03/01/35 & FNMA 6.383%(r), 08/01/27, valued at $7,752,000) to be repurchased at $7,601,117	7,600	7,600,000

Repurchase Agreement, PNC Capital Markets, Inc. 5.22%, 09/01/06 (Collateralized by $139,000 FHLMC 4.00%, 09/22/09, valued at $137,263) to be repurchased at $135,020	135	135,000

TOTAL TEMPORARY CASH INVESTMENTS		8,078,750

TOTAL INVESTMENTS - (100.0%)
(Cost $702,040,149) ##		$973,506,737

12

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2006

(Unaudited)

		Shares	Value ††

AUSTRIA – (2.0%)
COMMON STOCKS — (2.0%)
*	Admiral Sportwetten AG	3,905	$80,658
	Agrana Beteiligungs AG	14,207	1,411,717
	Andritz AG	27,387	4,318,896
	Austria Email AG	715	5,228
*	Austrian Airlines AG	42,784	356,065
	BKS Bank AG	520	64,288
	Boehler-Uddeholm AG	104,608	5,628,542
* #	BWIN Interactive Entertainment AG	40,984	1,525,014
	BWT AG	24,819	957,699
*	CA Immobilien Anlagen AG	134,542	3,714,506
*	Christ Water Techology AG	24,819	391,722
	Constantia Packaging AG	21,263	886,987
*	Conwert Immobilien Invest AG	54,426	1,097,696
	Eybl International AG	3,191	53,757
	Flughafen Wien AG	32,850	2,663,036
	Frauenthal Holding AG	10,460	315,308
*	Intercell AG	31,663	578,007
	Lenzing AG	3,948	869,848
*	Manner (Josef) & Co. AG	870	62,975
	Mayr-Melnhof Karton AG	11,760	2,064,212
	Oberbank AG	7,621	970,606
	Palfinger AG	11,176	1,103,322
* #	RHI AG	65,590	2,253,150
	Rosenbauer International AG	2,134	213,943
*	S&T System Integration & Technology Distribution AG	5,233	180,749
	Schoeller-Bleckmann Oilfield Equipment AG	23,403	895,707
*	Sparkassen Immobilien AG	58,185	673,341
	UBM Realitaetenentwicklung AG	1,440	84,952
	Uniqa Versicherungen AG	88,000	2,937,902
*	Wolford AG	5,946	163,137

TOTAL – AUSTRIA			36,522,970

BELGIUM – (3.1%)
COMMON STOCKS – (3.1%)
*	Abfin SA	2,560	0
	Ackermans & Van Haaren SA	74,360	5,544,352
	Arinso International SA	29,855	671,036
	Banque Nationale de Belgique	710	2,876,813
	Barco NV	36,337	3,207,877
	Bekaert SA	41,401	4,063,031
	Brantano Group NV	5,881	274,242
	Brederode SA	12,180	404,503

1

	Carrieres Unies Porphyre SA	45	152,864
*	Cie Mobiliere Sauv S VV Strips	87	29
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	216,748
	Cofinimmo SA	17,021	2,973,758
	Compagnie du Bois Sauvage	87	31,801
	Compagnie Francois d’Entreprises (CFE)	2,080	2,003,893
	Compagnie Immobiliere de Belgique SA	7,453	395,564
#	Compagnie Maritime Belge SA	55,208	1,871,920
	Cumerio	9,586	202,405
	Deceuninck NV	63,700	1,675,687
	Distrigaz	57	279,364
	Dolmen Computer Applications NV	14,860	200,733
	D’Ieteren NV SA	9,168	3,063,061
#	Duvel Moorgat SA	8,788	439,175
	Econocom Group SA	38,283	294,096
*	Elia System Operator SA NV	43,696	1,658,670
	Euronav SA	52,085	1,808,781
	EVS Broadcast Equipment SA	5,500	287,200
#	Exmar NV	52,575	1,663,310
	Floridienne SA	2,033	194,758
*	ICOS Vision Systems NV	19,613	752,313
	Image Recognition Integrated Systems (I.R.I.S.)	3,234	178,205
*	Innogenetics NV	75,886	906,507
*	Integrated Production & Test Engineering NV	9,275	60,351
*	International Brachtherapy SA	16,544	133,391
*	Ion Beam Application SA	49,701	758,808
#	Kinepolis	6,020	276,981
*	Laundry Systems Group	11,877	162,602
	Lotus Bakeries SA	1,323	326,837
	Melexis NV	70,385	1,166,268
	Nord-Sumatra Investissements SA	650	558,476
	Omega Pharma SA	63,035	3,634,340
*	Option NV	79,228	2,074,488
*	Papeteries Catala SA	315	62,552
*	Picanol	16,120	286,917
	Quick Restaurants SA	27,247	999,195
* #	Real Software SA	55,542	29,926
	Recticel SA	47,637	561,637
*	Resilux	2,623	125,293
	Rosier SA	655	113,450
	Roularta Media Group NV	10,137	635,172
	Sapec SA	3,635	422,699
*	SAPEC SA Strip VVPR	75	799
#	Sioen Industries NV	40,931	427,883
	Sipef NV	1,685	420,079
	Societe Anonyme Des Glaces de Moustier-sur-Sambre	13,370	913,562
*	Spector Photo Group SA	5,408	8,194
*	Systemat-Datarelay SA	14,672	98,872
	Ter Beke NV	2,281	189,375
	Tessenderlo Chemie NV	66,759	2,439,993
	Unibra SA	1,600	203,802
	Van De Velde NV	18,785	821,130
	VPK Packaging Group SA	10,614	408,835
	Warehouses De Pauw SCA	10,753	596,657

2

* #	Zenitel	20,197	80,183

TOTAL – BELGIUM			57,291,443

DENMARK – (3.3%)
COMMON STOCKS — (3.3%)
	Aktieselskabet Ringkjoebing Bank A.S.	3,170	419,209
*	Alk-Abello A.S.	15,055	1,976,865
* #	Alm. Brand A.S.	28,360	1,540,958
	Amagerbanken A.S.	25,720	1,752,256
#	Ambu A.S.	7,460	126,168
	Arkil Holdings A.S. Series B	670	115,182
#	Auriga Industries A.S. Series B	29,250	717,957
#	Bang & Olufsen Holding A.S. Series B	27,637	2,831,997
* #	Bavarian Nordic A.S.	8,530	563,665
	Biomar Holding A.S.	8,498	338,136
*	BoConcept Holding A.S.	375	173,812
* #	Bonusbanken A.S.	29,400	246,307
	Bording (F.E.) A.S. Series B	600	80,806
	Brodrene Hartmann A.S. Series B	5,865	196,393
*	Brondbyernes I.F. Fodbold A.S. Series B	5,800	76,126
*	Capinordic AS	35,000	153,747
*	Dampskibsselskabet Norden A.S.	250	132,821
#	Dampskibsselskabet Torm A.S.	49,460	2,579,293
#	Dantherm Holding A.S.	13,100	224,652
*	Danware A.S.	5,185	93,461
	DFDS A.S.	11,760	990,639
#	DiBa Bank A.S.	1,433	457,545
	Dicentia A.S.	6,000	53,517
	DLH A.S. Series B	27,900	491,659
	East Asiatic Co., Ltd.	50,573	2,164,199
#	EDB Gruppen A.S.	5,780	314,538
	Fionia Bank A.S. Rights	2,868	680,405
	FLSmidth & Co. A.S.	73,180	3,169,094
#	Fluegger A.S. Series B	4,023	454,489
	Forstaedernes Bank A.S.	10,422	1,306,237
*	Genmab A.S.	63,829	2,377,467
	Glunz & Jensen A.S.	2,870	40,332
	GPV Industi A.S.	1,700	79,495
#	H&H International A.S. Series B	1,520	345,870
	Hadsten Bank A.S.	555	157,301
#	Harboes Bryggeri A.S.	5,750	253,623
	Hedegaard (Peder P.) A.S.	1,360	153,678
	Hojgaard Holding A.S. Series B	2,500	116,992
* #	IC Companys A.S.	3,510	198,933
*	Incentive A.S.	3,575	11,359
	ITH Industri Invest A.S.	3,600	139,244
	Lan & Spar Bank A.S.	3,800	300,244
*	Lastas A.S. Series B	4,800	84,089
	Lollands Bank A.S.	750	53,456
*	Maconomy A.S.	37,500	72,768
	Migatronic A.S. Series B	400	20,434
*	Mols-Linien A.S.	3,000	231,951
* #	NeuroSearch A.S.	12,860	403,194

3

	NKT Holding A.S.	49,245	3,230,824
	Nordjyske Bank A.S.	17,250	518,779
#	Norresundby Bank A.S.	535	303,096
	NTR Holdings A.S.	2,530	29,962
	Ostjydsk Bank A.S.	1,542	300,534
	Per Aarsleff A.S. Series B	3,295	271,682
*	Pharmexa A.S.	59,540	174,833
#	Ringkjoebing Landbobank Aktieselskab A.S.	11,560	1,883,037
	Roblon A.S. Series B	470	64,906
	Rockwool International A.S.	24,520	3,319,341
	Royal Unibrew A.S.	10,615	1,149,073
* #	RTX Telecom A.S.	14,000	156,145
	Salling Bank A.S.	750	102,516
	Sanistal A.S. Series B	2,686	348,413
*	SAS AB	34,300	417,828
	Satair A.S.	7,125	278,516
#	Schouw & Co. A.S.	19,835	1,041,313
	SimCorp A.S.	11,740	1,946,440
	Sjaelso Gruppen A.S.	3,888	1,148,000
	SKAKO Industries A.S.	3,930	170,572
	Skjern Bank A.S.	2,230	325,329
	Sondagsavisen A.S.	36,665	440,471
#	Spar Nord Bank A.S.	94,575	2,093,824
	Sparbank Vest A.S.	9,485	684,113
#	Sparekassen Faaborg A.S.	721	408,466
	Sydbank A.S.	81,720	3,058,841
	Thrane & Thrane A.S.	5,258	288,837
#	Tivoli A.S.	735	464,409
* #	TK Development A.S.	65,956	673,685
*	Topdanmark A.S.	28,300	4,053,867
	Vestfyns Bank A.S.	340	67,906
	Vestjysk Bank A.S.	19,850	977,887

TOTAL – DENMARK			59,856,008

FINLAND — (5.1%)
COMMON STOCKS — (5.1%)
	Alandsbanken AB Series B	14,890	447,258
*	Aldata Solutions Oyj	194,535	463,473
	Alma Media Corp.	184,100	1,765,506
	Amanda Capital Oyj	67,120	258,438
	Amer Sports Oyj Series A	269,460	5,987,468
	Aspo Oyj	62,450	479,250
*	Aspocomp Group Oyj	42,026	137,336
	BasWare Oyj	34,550	580,143
*	Benefon Oyj	686,900	211,344
*	Biohit Oyj	9,400	26,477
*	Biotie Therapies Oyj	159,354	130,555
	Capman Oyj Series B	12,485	39,973
*	Cencorp Oyj	89,510	65,455
*	Componenta Oyj	30,700	251,934
#	Comptel Oyj	308,941	625,771
*	Efore Oyj	129,540	243,994
	Elcoteq SE	66,810	1,212,118

4

	Elecster Oyj	2,200	15,504
#	Elektrobit Group Oyj	300,220	803,532
	eQ Oyj	132,200	560,816
	Etteplan Oyj	28,000	207,953
*	Evox Rifa Group Oyj	189,210	19,494
	Finnair Oyj	153,750	2,311,151
	Finnlines Oyj	110,260	2,261,254
#	Fiskars Oyj Abp Series A	178,328	2,364,543
	F-Secure Oyj	447,078	1,282,183
#	HK Ruokatalo Oyj Series A	74,560	943,636
*	Honkarakenne Oyj Series B	15,330	109,666
	Huhtamaki Oyj	322,600	5,665,030
	Ilkka-Yhtyma Oyj	30,700	361,553
*	Incap Oyj	36,800	106,114
	Julius Tallberg-Kiinteistoet Oyj Series B	4,500	95,125
	KCI Konecranes Oyj	255,800	5,081,423
	Kemira GrowHow Oyj	25,160	148,346
	Kemira Oyj	261,200	4,232,174
	Kyro Oyj Abp	128,140	657,126
	Laennen Tehtaat Oyj	17,820	463,333
	Lassila & Tikanoja Oyj	107,176	2,120,828
#	Lemminkainen Oyj	52,700	2,167,018
	Leo Longlife Oyj	16,680	104,324
	Martela Oyj	1,060	9,272
	M-Real Oyj Series B	689,500	3,341,209
	Neomarkka Oyj	16,652	167,805
#	Nokian Renkaat Oyj	379,540	6,647,596
	Nordic Aluminium Oyj	5,800	141,877
*	Okmetic Oyj	54,904	229,480
	OKO Bank P.L.C. Class A	101,080	1,641,837
	Olvi Oyj Series A	32,290	692,999
*	Oriola-KD Oyj	26,000	64,954
*	Oriola-KD Oyj	16,000	38,537
*	Orion Oyj Series A	26,000	472,001
*	Orion Oyj Series B	16,000	291,692
	Perlos Oyj	130,761	996,981
	PKC Group Oyj	45,890	640,356
	Ponsse Oyj	82,280	1,256,296
	Poyry Oyj	183,040	2,346,814
*	Proha Oyj	198,232	99,119
	Raisio Group P.L.C.	375,423	769,389
	Rakentajain Koneuokrammo Oyj Series B	96,060	1,654,705
	Ramirent Oyj	78,640	3,243,814
	Rapala VMC Oyj	116,640	881,115
#	Raute Oyj Series A	10,390	176,398
#	Rocla Oyj	12,300	175,723
*	Satama Interactive Oyj	107,200	104,313
	Scanfil Oyj	123,479	465,171
	Sponda Oyj	159,511	1,797,176
#	SSH Communications Oyj	88,050	145,597
	Stockmann Oyj Abp Series A	36,330	1,534,905
#	Stockmann Oyj Abp Series B	93,438	3,938,994
*	Stonesoft Oyj	76,579	41,161
* #	Suominen Oyj	17,955	67,659

5

	SysOpen Digia Oyj	55,020	225,385
	Talentum Oyj	126,200	598,964
	Tecnomen Oyj	196,570	402,964
#	Teleste Oyi	49,499	602,483
	TietoEnator Oyj	13,000	374,414
	Tieto-X Oyj	22,800	121,295
	Tulikivi Oyj	76,440	359,741
	Turkistuottajat Oyj	8,490	117,617
	Uponor Oyj Series A	198,200	5,402,136
	Vacon Oyj	44,337	1,304,078
	Vaisala Oyj Series A	35,000	1,165,751
*	Viking Line AB	10,710	282,361
	Wartsila Corp. Oyj Series B	35,000	1,446,995
	YIT Oyj	61,000	1,325,016

TOTAL – FINLAND			92,812,764

FRANCE — (11.0%)
COMMON STOCKS — (11.0%)
*	Actielec Technologies	21,981	80,466
	Affine	2,526	359,239
	Ales Groupe SA	33,613	702,898
*	Alten SA	56,620	1,727,494
* #	Altran Technologies SA	274,007	2,624,247
	Apem SA	1,000	70,479
	April Group SA	58,305	2,907,347
* #	Archos	13,594	697,339
#	Arkopharma	36,492	560,279
	Assystem	47,658	1,177,050
	Aubay SA	28,081	246,194
	Audika SA	22,509	533,605
*	Avanquest Software	15,329	279,914
*	Baccarat SA	1,090	195,782
	Bacou-Dalloz	17,098	2,061,143
	Banque Tarneaud SA	1,430	309,942
	Beneteau SA	37,099	3,087,785
*	Bigben Interactive	2,100	5,917
	Boiron SA	19,537	423,402
	Boizel Chanoine Champagne SA	5,724	270,824
	Bonduelle SA	9,904	875,454
	Bongrain SA	14,306	988,680
#	Bourbon SA	63,632	3,257,019
	Bricorama SA	10,279	573,484
*	Bull SA	4	3
*	Bull SA	185,401	1,261,480
	Burelle SA	4,030	744,076
	Canal Plus SA	280,788	2,905,892
	Carbone Lorraine SA	46,232	2,421,227
*	CBo Territoria	28,320	102,412
#	Cegedim SA	10,099	892,049
#	Cegid SA	20,276	856,949
*	Cesar SA	142,196	171,297
	CFF Recycling SA	84,608	3,186,432
*	Cibox Inter@ctive SA	232,424	124,875

6

	Clarins SA	10,264	749,701
* #	Club Mediterranee SA	43,377	2,312,684
*	Compagnie Generale de Geophysique SA	37,105	5,974,955
	Compagnie Industrielle et Financiere D’Entreprises	300	64,954
	Compagnie International Andre Trigano SA	983	28,970
*	CS Communication et Systemes	7,938	263,883
	Cybergun	5,682	102,942
	Damartex SA	22,900	1,128,023
*	Dane-Elec Memory SA	65,202	292,959
	Delachaux SA	23,700	1,332,536
	Didot-Bottin SA	1,620	147,773
*	Dollfus Mieg & Cie SA	35,375	129,175
*	Dynaction SA	10,660	177,814
#	Electricite de Strasbourg	23,784	4,877,637
	Encres Dubuit SA	4,176	47,655
	Esso SA	927	233,663
	Etam Developpement SA	23,047	1,730,489
*	Euraltech SA	11,700	10,548
* #	Euro Disney SCA	4,981,489	447,093
	Evialis SA	3,664	169,599
	Exel Industries SA	5,582	458,286
	Explosifs et de Produits Chimiques	524	269,145
* #	Faurecia SA	31,964	1,984,790
	Fimalac SA	111,143	9,364,880
	Fininfo SA	11,236	230,970
	Finuchem SA	18,083	431,658
	Fleury Michon SA	4,019	240,080
	Foncia Groupe	34,939	1,700,022
	Francois Freres (Tonnellerie) SA	3,839	158,701
*	Gantois Series A	647	6,217
	Gascogne SA	7,112	622,131
	Gaumont SA	14,607	1,272,396
*	GECI International	52,548	174,652
	Generale de Sante	109,455	3,866,395
	Geodis SA	14,348	2,424,460
	Gevelot SA	3,584	272,018
	GFI Informatique SA	126,539	888,532
* #	Gifi	7,579	304,186
* #	Ginger (Groupe Ingenierie Europe)	10,357	194,547
	GL Events	34,299	1,536,938
*	Grands Moulins de Strasbourg	110	69,773
	Groupe Ares SA	17,281	53,801
	Groupe Crit	24,673	1,106,477
*	Groupe Flo SA	22,019	225,964
* #	Groupe Go Sport SA	2,740	240,233
	Groupe Guillin SA	1,200	113,702
*	Groupe Open SA	21,946	392,315
#	Groupe Steria SCA	48,989	2,451,979
	Guerbet SA	5,997	955,783
	Guyenne et Gascogne SA	26,000	3,175,339
	Haulotte Group SA	53,790	1,587,361
#	Havas SA	1,035,703	5,128,758
	Idsud	2,227	119,788
*	IEC Professionnel Media	27,153	74,665

7

	IMS International Metal Service SA	51,946	1,268,478
* #	Infogrames Entertainment SA	311,327	191,343
* #	Ingenico SA	63,067	1,431,105
	Ipsos SA	64,032	2,370,008
	Kaufman et Broad SA	34,770	1,958,655
	Lafuma SA	6,232	523,733
#	Laurent-Perrier Group	12,172	897,749
	Lectra	85,992	535,858
	Lisi SA	8,334	588,210
	Locindus	20,056	845,783
*	LVL Medical Groupe SA	24,346	311,391
	Manitou BF SA	44,368	1,895,905
	Manutan International SA	13,920	891,342
*	Metaleurop SA	35,449	346,914
	MGI Coutier SA	2,753	90,565
* #	MoneyLine SA	1,911	85,850
	Montupet SA	32,450	623,653
	Mr. Bricolage SA	23,846	486,194
*	Naturex	3,363	219,099
	Nexans SA	72,879	6,056,608
*	Nexity	12,761	736,790
	Norbert Dentressangle	12,697	909,225
#	NRJ Group	177,024	3,675,993
	Oberthur Card Systems SA	117,901	826,418
*	Oeneo	102,487	246,899
* #	Orpea	51,311	3,550,010
*	Osiatis	1,400	13,452
	Paris Orleans et Cie SA	2,832	978,558
	Passat SA	8,835	94,708
* #	Penauille Polyservices SA	47,072	692,239
	Petit Forestier SA	11,101	710,143
	Pierre & Vacances	12,899	1,419,382
	Plastic Omnium SA	30,846	1,338,575
	Plastivaloire SA	4,552	123,092
	Prosodie SA	14,324	364,764
	Provimi SA	57,248	2,044,975
	PSB Industries SA	8,438	412,844
	Radiall SA	5,387	551,917
	Rallye SA	80,915	3,937,561
#	Remy Cointreau SA	57,495	3,028,200
*	Rhodia SA	874,663	1,969,422
	Robertet SA	3,167	495,184
	Rodriguez Group SA	23,307	1,199,427
	Rougier SA	2,040	281,286
	Rubis SA	23,685	1,877,722
*	S.T. Dupont SA	39,440	6,036
	Sabeton SA	13,500	211,055
	SAMSE SA	8,800	834,514
	Sasa Industries SA	4,969	199,853
	SCOR SA	2,821,430	6,755,106
#	SEB SA	24,264	2,908,866
	Sechilienne SA	44,000	1,646,979
	Securidev SA	2,500	56,009
	Signaux Girod SA	894	75,798

8

*	SIICinvest	20,056	60,126
	Smoby SA	1,172	74,971
	Societe de Developpement Regional de la Bretagne	5,106	24,013
#	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	2,961,697
	Societe Immobiliere de Location pour L’industrie et le Commerce	23,530	3,000,350
	Societe Industrielle D’Aviations Latecoere SA	21,731	747,212
	Societe Pour l’Informatique Industrielle SA	5,844	274,351
	Sogeclair SA	1,463	67,425
*	Solving International SA	7,510	68,246
	Somfy SA	22,900	5,717,989
	Sopra Group SA	23,668	1,714,999
	Spir Communication SA	6,553	968,879
	Stallergenes SA	24,076	916,565
#	Ste Virbac SA	16,735	941,361
	STEF-TFE SA	29,698	1,639,657
	Sucriere de Pithiviers-Le-Vieil	1,825	1,663,698
*	Sylis SA	23,228	125,370
	Synergie SA	22,616	976,780
*	Team Partners Group SA	78,410	99,570
*	Teamlog SA	34,132	159,695
	Teleperformance SA	90,928	3,210,699
	Tessi SA	5,050	291,775
	Tipiak SA	518	52,794
	Toupargel-Agrigel SA	20,643	1,174,539
	Trigano SA	32,572	1,614,611
* #	UbiSoft Entertainment SA	41,553	2,213,670
	Union Financiere de France Banque SA	16,369	995,541
* #	Valtech	214,241	170,061
	Viel et Compagnie	162,852	879,840
	Vilmorin et Cie SA	19,383	1,559,852
	VM Materiaux SA	5,966	532,934
	Vranken Pommery Monopole	9,879	569,442
	XRT	84,075	167,120
TOTAL COMMON STOCKS			200,429,947

RIGHTS/WARRANTS — (0.0%)
*	Ales Groupe SA Warrants 03/23/09	316	2,915
*	Dane-Elec Memory SA Rights 06/28/06	65,000	1,665
*	Gantois Series A Warrants 07/31/07	1,941	3,979
*	Groupe Focal SA Warrants 02/21/10	466	0
*	Groupe Open SA Warrants 10/21/06	1,000	487
*	Prosodie SA Warrants 10/28/06	900	300
TOTAL RIGHTS/WARRANTS			9,346

TOTAL – FRANCE			200,439,293

GERMANY – (11.7%)
COMMON STOCKS — (11.7%)
*	3U Telecom AG	81,002	71,636
	A.S. Creation Tapeton AG	6,853	307,369
*	AAP Implantate AG	47,250	147,179
*	Aareal Bank AG	86,953	3,889,934
*	Abacho AG	29,174	59,708

9

*	AC-Service AG	13,512	93,371
	ADCapital AG	33,040	431,678
* #	Adlink Internet Media AG	57,821	1,147,223
*	ADVA AG Optical Networking	85,134	632,574
	Agrob AG	5,800	75,786
* #	Aixtron AG	237,253	887,688
*	Allbecon AG	21,017	88,894
	Amadeus Fire AG	12,166	160,499
*	Analytik Jena AG	11,215	86,071
	Andreae-Noris Zahn AG	27,200	1,300,511
*	Artnet AG	12,720	127,025
	Atoss Software AG	10,108	91,296
*	Augusta Technologie AG	20,966	328,673
	AWD Holding AG	82,372	2,628,676
*	AZEGO AG	16,940	7,379
#	Baader Wertpapierhandelsbank AG	71,188	806,573
	Balda AG	128,088	1,308,742
*	Basler AG	8,861	152,302
	Beate Uhse AG	56,241	335,133
	Bechtle AG	35,008	742,212
*	Bertrandt AG	23,282	325,059
*	Beta Systems Software AG	5,700	30,318
	BHS Tabletop AG	2,800	46,624
	Bilfinger Berger AG	125,662	6,902,883
*	Biolitec AG	26,843	208,965
	Biotest AG	15,382	614,271
*	BKN International AG	26,631	94,740
*	BMP AG	50,479	132,485
	Boewe Systec AG	15,333	869,061
*	Borussia Dortmund GmbH & Co. KGaA	119,605	374,941
*	Borussia Dortmund GmbH & Co. KGaA	59,575	186,231
*	Borussia Dortmund GmbH & Co. KGaA Issue 06	29,333	91,695
*	Broadnet AG	36,856	235,829
* #	Business Media China AG	9,909	280,896
*	CBB Holding AG	102,602	7,623
*	CE Global Sourcing AG	43,747	0
*	CEAG AG	20,670	378,372
	Cenit AG Systemhaus	18,394	347,445
*	CENTROTEC Sustainable AG	15,501	464,493
	Cewe Color Holding AG	10,463	400,328
*	ComBOTS AG	42,741	632,648
	Comdirect Bank AG	120,666	1,195,637
	Computerlinks AG	16,965	267,572
*	Concord Effekten AG	11,528	37,837
*	Condomi AG	1,800	1,454
* #	Conergy AG	94,598	5,001,396
* #	COR AG Insurance Technologies	19,180	79,604
	CTS Eventim AG	53,393	1,659,746
	Curanum AG	65,193	594,181
*	Cybio AG	11,685	67,355
*	D. Logistics AG	113,203	255,349
	DAB Bank AG	133,926	1,151,424
	Data Modul AG	7,417	85,137
*	DEAG Deutsche Entertainment AG	36,433	76,131

10

	Deutsche Euroshop AG	43,693	3,017,224
*	Deutsche Steinzeug Cremer & Breuer AG	14,533	53,895
* #	Deutz AG	189,155	1,803,666
	Dierig Holding AG	10,500	156,944
	Douglas Holding AG	105,237	4,698,241
	Dr. Hoenle AG	13,062	119,737
	Drillisch AG	79,246	457,507
*	Duerr AG	38,845	985,618
	DVB Bank AG	9,543	2,468,579
*	Easy Software AG	13,167	128,308
	Eckert and Ziegler Strahlen – und Medizintechnik AG	6,103	91,681
	Elexis AG	20,211	485,494
*	Elmos Semiconductor AG	23,218	251,394
	ElreingKlinger AG	6,000	310,933
* #	EM.TV AG	118,273	445,548
*	Emprise AG	24,502	26,637
*	EMS New Media AG	42,609	46,371
	Energiekontor AG	38,401	157,311
*	Epcos AG	198,285	2,753,733
	Erlus AG	297	135,365
*	Escada AG	31,500	984,736
	Euwax AG	11,933	534,897
*	Evotec AG	157,098	686,133
	Fielmann AG	58,362	3,043,330
*	FJA AG	44,005	112,137
	Fortec Elektronik AG	6,390	112,062
*	Freenet.De AG	50,400	1,163,026
	Fuchs Petrolub AG	30,747	1,615,422
	GBWAG Bayerische Wohnungs AG	3,383	300,359
	Geratherm Medical AG	8,513	62,646
	Gerry Weber International AG	42,542	890,827
	Gesco AG	6,731	343,754
	GFK AG	50,889	2,132,479
* #	GFT Technologies AG	66,050	224,366
* #	GPC Biotech AG	103,290	1,493,546
	Grenkeleasing AG	32,424	1,936,299
	Grundstuecks & Baugesellschaft AG	3,567	210,217
	Hamborner AG	21,000	800,111
*	Hansa Group AG	35,248	63,595
#	Hawesko Holding AG	10,022	566,426
*	Herlitz AG	6,962	39,253
*	Hoeft & Wessel AG	14,884	75,744
*	Hucke AG	11,123	36,464
	Hugo Boss AG	25,100	1,113,121
	Hyrican Informations Systeme AG	9,518	71,422
*	I-D Media AG	23,140	64,985
*	IFA Hotel & Touristik AG	7,000	64,536
*	IM International Media AG	152,932	113,694
	Indus Holding AG	33,025	1,129,809
*	Innovation in Traffic Systems AG	21,840	202,118
*	Integralis AG	31,050	131,377
	INTERSEROH AG	12,506	454,247
* #	Intershop Communications AG	30,990	72,346
*	Intertainment AG	8,500	12,520

11

*	Isra Vision Systems AG	10,214	289,912
*	itelligence AG	56,089	217,713
	IVG Immobilien AG	143,237	4,650,407
*	IVU Traffic Technologies AG	37,100	59,061
*	IWKA AG	76,371	1,448,092
*	Jack White Productiions AG	15,810	109,343
*	Jenoptik AG	137,477	1,199,250
	K&S AG	55,500	4,300,625
	Kampa AG	25,822	196,830
	KERAMAG Keramische Werke AG	13,000	1,025,929
#	Kloeckner-Werke AG	113,960	1,675,444
	Kontron AG	116,194	1,338,854
	Krones AG	17,465	2,174,670
*	KSB AG	4,521	1,395,542
	KWS Saat AG	18,120	1,628,460
*	Leica Camera AG	1,466	13,145
	Leifheit AG	12,500	385,132
	Leoni AG	112,500	3,927,182
*	Loewe AG	22,976	362,381
	LPKF Laser & Electronics AG	26,218	169,388
*	Mania Technologie AG	74,770	373,575
	Masterflex AG	10,531	303,576
*	Maxdata AG	32,897	61,937
*	Mediclin AG	67,462	324,162
* #	Medigene AG	59,928	448,072
#	Medion AG	79,791	955,466
	Mensch und Maschine Software AG	24,609	164,847
* #	Mobilcom AG	166,255	3,517,390
*	Mologen AG	15,853	148,986
* #	Morphosys AG	14,881	823,219
* #	Mosaic Software AG	5,200	7,070
*	MTU Aero Engines Holding AG	134,040	4,636,599
	Muehlabauer Holdings AG & Co. KGAA	15,349	609,895
	MVV Energie AG	136,235	3,954,770
	MWB Wertpapierhandelsbank AG	10,768	66,160
*	MWG-Biotech AG	3,070	7,344
	Nemetschek AG	23,340	607,458
*	Neschen AG	5,800	12,434
*	Net AG Infrastructure, Software & Solutions	58,477	113,018
*	Net AG Infrastructure, Software & Solutions	13,708	26,519
*	Nexus AG	27,268	109,277
#	Norddeutsche Affinerie AG	121,865	2,881,945
	Norddeutsche Steingut AG	5,960	64,890
*	Nordex AG	87,845	1,477,990
*	Nordwest Handel AG	3,244	21,174
*	november AG	9,018	13,068
	OHB Technology AG	35,779	422,040
	Oldenburgische Landesbank AG	4,234	277,866
	P&I Personal & Informatik AG	17,889	380,081
*	Pandatel AG	5,700	5,920
	Paragon AG	22,134	368,516
*	ParSytec AG	14,807	111,855
*	PC-Ware AG	14,056	243,932
	Pfeiffer Vacuum Technology AG	27,053	1,690,586

12

	Pfleiderer AG	121,270	2,768,535
*	Pironet NDH AG	19,843	78,138
*	Pixelpark AG	22,213	42,990
*	Plambeck Neue Energien AG	59,308	239,624
*	Plasmaselect AG	35,172	161,315
*	Plenum AG	9,300	18,685
*	Premiere AG	4,063	50,876
*	Primacom AG	48,830	316,607
	Progress-Werk Oberkirch AG	6,250	298,389
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	28,873	165,477
*	Pulsion Medical Systems AG	20,493	137,423
*	PVATepla AG	33,435	210,022
* #	QIAGEN NV	441,027	6,332,147
* #	QSC AG	255,715	1,408,766
	Rational AG	15,083	2,735,747
	REALTECH AG	13,541	128,395
	Renk AG	19,400	854,533
*	REpower Systems AG	18,200	1,212,683
	Rheinmetall AG	45,000	3,016,980
	Rhoen-Klinikum AG	148,327	6,061,334
*	Rinol AG	1,475	568
	Rohwedder AG	12,979	133,859
	Ruecker AG	19,678	151,129
*	S.A.G. Solarstrom AG	28,737	131,619
	Sartorius AG	23,323	979,936
	Schlott Sebaldus AG	15,429	423,824
*	Secunet Security AG	14,141	143,221
	Sektkellerei Schloss Wachenheim AG	15,120	184,063
*	Senator Entertainment AG	980	3,284
*	SGL Carbon AG	213,595	3,990,286
	SHB Stuttgarter Finanz – und Beteiligungs AG	34,927	1,543,954
*	SHS Viveon AG	20,891	41,179
*	Silicon Sensor International AG	7,954	115,569
* #	Singulus Technologies AG	109,860	1,429,428
	Sinner AG	4,160	77,725
*	SinnerSchrader AG	26,169	51,633
#	Sixt AG	38,312	1,866,076
	SM Wirtschaftsberatungs AG	18,841	152,057
	Software AG	62,591	3,639,401
	Stada Arzneimittel AG	164,610	8,023,059
	Stahl (R.) AG	14,839	523,626
*	Stoehr & Co. AG	16,000	70,753
	Strabag AG	9,954	1,350,363
	Stratec Biomedical Systems AG	27,297	697,882
	Sued-Chemie AG	29,146	1,898,583
*	Suess Microtec AG	41,480	396,465
	Synaxon AG	9,060	65,911
	Syskoplan AG	9,363	88,482
	Syzygy AG	30,656	195,981
	Takkt AG	146,687	2,114,150
*	TDS Informationstechnologie AG	69,265	234,855
	Techem AG	74,865	3,434,640
	Technotrans AG	16,017	420,608
	Telegate AG	20,500	394,284

13

	Teles AG	26,657	115,403
*	Textilgruppe Hof AG	12,170	109,615
*	TFG Capital AG & Co. KGAA	36,723	111,407
*	Tomorrow Focus AG	101,081	273,926
*	TRIA It-solutions AG	3,939	3,079
	TTL Information Technology AG	6,400	12,714
*	UMS United Medical Systems International AG	10,753	70,855
	Umweltbank AG	11,309	256,827
	United Internet AG	371,216	4,985,385
* #	Utimaco Safeware AG	35,121	473,567
	Value Management & Research AG	42,250	209,760
*	Varetis AG	11,100	27,388
*	VBH Holding AG	9,415	42,802
*	VDN Vereinigte Deutsche Nickel-Werke AG	12,150	1,682
*	Vivacon AG	46,935	1,161,059
#	Vossloh AG	32,237	1,619,115
*	W.O.M. World of Medicine AG	19,193	59,067
	Wanderer-Werke AG	7,903	384,849
*	WaveLight AG	11,800	95,342
* #	WCM Beteiligungs-und Grundbesitz AG	617,895	194,909
	Westag & Getalit AG	7,000	117,421
*	Wincor Nixdorf AG	58,800	8,210,739
*	Wirecard AG	210,816	1,368,007
	Wuerttembergische Lebensversicherung AG	28,123	1,381,436
	Wuerttembergische Metallwarenfabrik AG	30,330	807,101
* #	Zapf Creation AG	16,045	154,479

TOTAL — GERMANY			213,712,102

GREECE — (4.4%)
COMMON STOCKS — (4.4%)
	A. Kalpinis – N. Simos Steel Service Center	18,022	72,421
*	Aegek S.A.	218,665	330,054
*	Agricultural Insurance S.A.	50,787	246,953
*	Alco Hellas ABEE S.A.	79,992	142,236
*	Alfa Alfa Energy S.A.	3,810	6,785
*	Alfa Alfa Holdings S.A.	104,982	25,554
	Alfa-Beta Vassilopoulos S.A.	21,502	381,132
	Allatini Industrial & Commercial Co. S.A.	28,630	68,193
*	Alte Technical Co.	85,048	8,717
*	Altec Information & Communication Systems S.A.	80,278	200,905
	Alumil Milonas Aluminum Industry S.A.	44,386	169,290
*	Alysida S.A.	2,160	6,058
*	Anek Lines S.A.	171,271	359,829
	AS Co. S.A.	25,370	36,390
*	Aspis Bank S.A.	115,344	551,936
*	Aspis Pronia General Insurance S.A.	152,060	202,245
*	Astir Palace Hotels S.A.	80,500	601,910
	Athens Medical Center S.A.	124,004	644,706
	Atlantic Supermarkets S.A.	35,080	94,319
	Attica Holdings S.A.	218,206	1,004,629
	Attica Publications S.A.	16,674	55,648
	Atti-Kat S.A.	169,684	242,960
	Autohellas S.A.	76,340	373,133

14

	Babis Vovos International Construction S.A.	61,592	1,447,314
*	Balafas S.A.	15,200	3,700
*	Balkan Export S.A.	41,970	61,252
*	Bank of Attica S.A.	202,121	1,359,308
	Bank of Greece	43,172	5,151,336
	Benrubi S.A.	11,121	44,677
	Betanet S.A.	27,328	86,071
	Bitros Holdings S.A.	31,022	105,548
	Blue Star Maritime S.A.	194,050	785,790
	Byte Computers S.A.	22,730	67,253
	C. Rokas S.A.	39,819	883,868
	Chipita International S.A.	94,032	476,750
*	Compucon Computer Applications S.A.	11,260	7,933
	Computer Peripherals International S.A.	9,110	10,381
	Crown Hellas Can S.A.	30,452	262,177
*	Cyclon Hellas S.A	62,191	91,503
	Daios Plastics S.A.	16,350	104,733
	Delta Holdings S.A.	97,947	1,537,505
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	85,140	477,168
	Dionic S.A.	13,336	13,311
	Domiki Krittis S.A.	17,730	40,264
*	Dromeas S.A.	5,200	8,400
*	Dynamic Life S.A.	16,440	11,373
	Edrasis-C.Psalllidas Technical Co.	58,828	77,691
	Egnatia Bank S.A.	188,067	1,373,054
	EL. D. Mouzakis S.A.	31,653	62,348
	Elais Oleaginous Production S.A.	24,032	634,204
*	Elbisco Holding S.A.	56,000	158,559
	Elektrak S.A.	24,450	69,562
	Elektroniki Athinon S.A.	34,490	205,782
*	Elephant S.A.	26,310	2,697
	Elgeka S.A.	65,880	112,994
	Elmec Sport S.A.	116,156	281,134
	Elton Chemicals S.A.	48,940	90,142
*	Empedos S.A.	15,974	1,637
	ETEM S.A.	63,672	166,026
*	Ethniki General Insurance Co. S.A.	178,148	1,366,507
*	Etma Rayon S.A.	11,242	20,275
*	Euro Reliance General Insurance Co. S.A.	27,330	56,173
*	Eurodrip S.A.	83,040	146,665
	Euromedica S.A.	61,760	490,536
*	European Technical S.A.	32,750	9,650
	Everest S.A.	54,190	130,382
	Evrofarma S.A.	26,707	76,512
	EYDAP Athens Water Supply & Sewage Co. S.A.	53,245	472,878
*	F.G. Europe SA Common Registered Shares	4,536	16,669
*	Fanco S.A.	10,110	2,075
*	Forthnet S.A. Issue 06	115,475	1,064,857
	Fourlis S.A.	97,540	1,444,466
	Frigoglass S.A.	77,530	1,411,319
	Galaxidi Fish Farming S.A.	12,940	16,059
	GEK Group of Cos S.A.	143,114	1,263,472
	General Commercial S.A.	24,060	24,343
*	Geniki Bank	127,174	1,536,592

15

	Germanos S.A.	187,190	4,488,425
	Goody’s S.A.	17,740	279,404
*	Gregorys Mikrogeumata S.A.	53,530	71,202
	Halkor S.A.	194,506	895,162
*	Hatziioannou Holdings S.A.	89,750	142,241
*	Hellenic Cables S.A.	55,596	292,781
	Hellenic Duty Free Shops S.A.	80,020	1,307,088
	Hellenic Fabrics S.A.	32,310	115,070
	Hellenic Sugar Industry S.A.	62,220	279,181
	Hellenic Technodomiki Tev S.A.	439,219	4,676,368
	Heracles General Cement Co.	93,293	1,719,494
*	Hippotour S.A.	13,891	14,237
	Hyatt Regency S.A.	130,260	1,834,589
	Iaso S.A.	142,540	1,084,131
	Iktinos Hellas S.A.	6,500	24,611
	Inform P. Lykos S.A.	28,260	143,908
*	Informatics S.A.	3,778	1,500
*	Intersat S.A.	19,392	8,695
	Intertech S.A.	23,746	79,945
*	Intracom Holdings S.A.	310,826	1,923,874
*	Intracom Technical & Steel Constructions S.A.	105,050	173,669
*	Ionian Hotel Enterprises S.A.	16,914	221,111
*	Ipirotiki Software & Publications S.A.	22,110	54,953
*	J Boutaris & Son Holding S.A.	48,870	41,845
	J&P-Avax S.A.	146,816	1,037,618
	Karatzis S.A.	28,610	76,946
	Karelia Tobacco Co., Inc. S.A.	5,810	618,714
	Kathimerini Publishing S.A.	30,030	209,355
	Katselis Sons S.A. Bread Industry	35,610	159,451
	Kego S.A.	32,045	66,052
*	Kekrops S.A.	6,444	109,384
*	Keramia-Allatini	10,368	9,293
*	Klonatex Group S.A. Bearer Shares	20,351	9,891
	Kordellou Brothers S.A.	14,760	20,783
	Ktima Kostas Lazaridis S.A.	18,326	33,581
*	Lambrakis Press S.A.	118,587	414,242
	Lamda Detergent SA	23,684	150,397
	Lampsa Hotel Co.	42,101	512,028
*	Lan-Net S.A.	126,887	185,464
*	Lavipharm S.A.	96,324	603,802
*	Logic Data Information Systems S.A.	44,030	149,305
*	Loulis Mills S.A.	32,582	100,418
	Mailis (M.J.) S.A.	113,544	363,281
*	Marfin Financial Group S.A.	98,582	3,318,347
*	Maritime Company of Lesvos S.A.	201,279	332,272
*	Maxim S.A.	16,360	8,350
	Medicon Hellas S.A.	2,860	14,725
	Mesochoritis Brothers S.A.	23,700	16,988
	Metka S.A.	80,240	765,571
	Michaniki S.A.	162,885	658,936
	Minerva Knitwear SA	5,140	14,540
*	Minoan Lines S.A.	211,669	970,402
	MLS Multimedia S.A.	8,300	9,351
*	Mochlos S.A.	98,304	46,600

16

*	Multirama S.A.	10,990	103,255
	Mytilineos Holdings S.A.	94,570	2,419,230
	N. Levederis S.A.	8,355	11,872
*	Nafpaktos Textile Industry S.A.	10,580	14,496
*	Naoussa Spinning Mills S.A.	76,407	17,639
	National Bank of Greece	21,756	898,650
	Naytemporiki S.A.	29,620	55,352
	Neochimiki Lv Lavrentiadis S.A.	70,050	1,169,949
*	Neorion New S.A. Holdings	27,210	84,221
	Newsphone Hellas S.A.	55,010	194,522
*	Nexans Hellas S.A.	3,003	9,736
	Notos Com Holdings S.A.	99,854	393,758
	Pantechniki S.A.	89,570	373,448
*	Parnassos Enterprises S.A.	38,775	56,490
*	Pegasus Publishing S.A.	83,990	232,386
*	Perseys S.A.	34,972	58,658
	Petropoulos S.A.	8,832	50,013
*	Petzetakis S.A.	49,310	85,976
	PG Nikas S.A.	42,497	326,133
*	Pilias S.A.	51,791	25,211
*	Pipeworks L. Girakian Profil S.A.	11,730	15,651
	Piraeus Leasing S.A.	5,765	39,460
*	Prodeftiki Technical Co.	32,257	10,779
*	Promota Hellas S.A.	8,860	2,616
*	Reds S.A.	80,357	231,017
*	Rilken S.A.	1,982	12,297
	S&B Industrial Minerals S.A.	56,301	639,633
*	Sanyo Hellas S.A.	132,841	195,211
	Sarantis S.A.	62,350	612,844
	Sato S.A.	57,868	184,382
*	Selected Textile Industry Assoc. S.A.	73,159	65,553
	Sfakianakis S.A.	27,860	223,182
*	Sheet Steel Co.	25,850	7,286
*	Shelman Hellenic-Swiss Wood S.A.	73,402	182,175
	Spyroy Agricultural Products S.A.	61,348	127,193
*	Stabilton S.A.	27,530	2,822
	Technical Olympic S.A.	238,420	951,585
*	Technodomi M.Travlos Brothers S.A.	13,910	3,742
	Teletypos S.A. Mega Channel	63,367	327,699
	Terna Tourist Technical & Maritime S.A.	90,680	1,205,507
*	Themeliodomi S.A.	37,422	17,742
	Thrace Plastics Co. S.A.	91,730	241,614
	Uncle Stathis S.A.	21,848	177,654
	Unisystems S.A.	86,560	244,843
	Vardas S.A.	26,020	67,971
*	Varvaressos S.A. European Spinning Mills	7,200	5,253
*	Veterin S.A.	61,894	224,270
	Viohalco S.A.	426,755	4,536,506
	Vioter S.A.	123,266	153,168
*	Vis Container Manufacturing Co.	4,259	11,332
	Zampa S.A.	830	11,385
TOTAL COMMON STOCKS			79,821,816

17

PREFERRED STOCKS — (0.0%)
	Egnatia Bank S.A.	3,196	20,463

TOTAL — GREECE			79,842,279

IRELAND — (3.0%)
COMMON STOCKS — (3.0%)
	Abbey P.L.C.	86,889	995,893
*	Aminex P.L.C.	440,966	225,710
*	Blackrock International Land P.L.C.	897,420	448,394
*	Datalex P.L.C.	227,588	200,871
	DCC P.L.C.	298,965	7,505,680
	Donegal Creameries P.L.C.	26,085	138,726
*	Dragon Oil P.L.C.	1,510,561	4,948,290
	FBD Holdings P.L.C.	132,521	6,607,530
	Fyffes P.L.C.	897,420	1,883,119
	Glanbia P.L.C.	661,581	2,021,908
	Greencore Group P.L.C.	570,218	2,992,240
*	Horizon Technology Group P.L.C.	236,352	269,532
	IAWS Group P.L.C.	368,887	7,462,835
	IFG Group P.L.C.	205,432	542,317
	Independent News & Media P.L.C.	732,344	2,347,421
*	Iona Technologies P.L.C.	94,946	395,394
	Irish Continental Group P.L.C.	93,833	1,297,677
*	Kenmare Resources P.L.C.	1,974,297	1,518,408
	Kingspan Group P.L.C.	185,024	3,313,760
	McInerney Holdings P.L.C.	106,428	1,636,446
	Paddy Power P.L.C.	158,720	2,900,812
*	Providence Resources P.L.C.	6,258,198	609,591
	Qualceram Shires P.L.C.	40,136	64,018
	Readymix P.L.C.	323,262	1,006,525
*	South Wharf P.L.C.	14,262	116,245
	United Drug P.L.C.	803,679	3,740,155
*	Waterford Wedgwood P.L.C.	5,369,464	302,679

TOTAL — IRELAND			55,492,176

ITALY — (6.8%)
COMMON STOCKS — (6.8%)
* #	A.S. Roma SpA	153,065	143,617
#	ACEA SpA	163,000	2,763,439
	Acegas-APS SpA	72,607	669,224
* #	Actelios SpA	343,329	4,065,028
	Aedes SpA	324,161	2,076,619
#	Aem Torino SpA	536,101	1,506,454
	Aeroporto de Firenze SpA	17,918	343,976
* #	Alitalia SpA	123,532	150,864
	Amplifon SpA	395,920	3,566,064
	Astaldi SpA	200,189	1,327,521
	Azienda Mediterranea Gas e Acqua SpA	360,014	853,369
*	Azimut Holding SpA	127,446	1,419,536
#	Banca Finnat Euramerica SpA	706,431	921,041
	Banca Ifis SpA	54,527	750,094
#	Banca Intermobiliare SpA	300,232	3,281,176

18

	Banca Popolare d’Etruria e del Lazio Scrl	171,809	3,599,051
	Banca Profilo SpA	253,156	804,041
	Banco di Desio e della Brianza SpA	227,976	2,015,318
#	Banco Piccolo Valellinese Scarl SpA	314,205	4,724,066
*	Beghelli SpA	427,981	286,831
	Benetton Group SpA	8,444	126,363
	Beni Stabili SpA, Roma	1,309,500	1,347,141
	Biesse SpA	54,375	824,285
#	Bonifica Terreni Ferraresi e Imprese Agricole SpA	11,191	489,335
	Brembo SpA	92,262	990,087
	Caltagirone Editore SpA	132,868	1,151,151
	Caltagirone SpA	208,342	2,269,852
	Cam Finanziaria SpA	36,527	72,123
	Carraro SpA	78,924	371,396
	Cembre SpA	38,673	304,544
	Cementir SpA	249,704	1,924,568
	Centrale del Latte di Torino & Co. SpA	21,168	115,479
* #	Ciccolella SpA	30,000	76,405
	CIR SpA (Cie Industriale Riunite), Torino	1,083,933	3,181,074
*	Cirio Finanziaria SpA	175,000	39,011
	Class Editore SpA	83,868	146,154
*	Compagnia Immobiliare Azionaria SpA	44,000	10,757
#	Credito Artigiano SpA	293,050	1,282,016
	Credito Bergamasco SpA	37,476	1,389,945
	Cremonini SpA	164,250	463,353
* #	CSP International Industria Calze SpA	87,961	104,326
	Danieli & Co. SpA	86,438	880,524
	Davide Campari – Milano SpA	275,990	2,682,302
	De Longhi SpA	295,644	1,077,263
*	Digital Multimedia Technologies SpA	10,000	551,836
* #	Ducati Motor Holding SpA	537,054	461,807
	Emak SpA	57,399	344,076
* #	EnerTad SpA	95,849	382,894
	Ergo Previdenza SpA	103,646	611,630
	Esprinet SpA	53,767	917,888
#	Fiera Milano SpA	22,729	267,650
*	Fin.Part SpA	133,481	25,395
*	Finarte Casa d’Aste SpA	56,266	35,726
* #	Finmatica SpA	35,900	104,819
	Gabetti SpA	64,201	311,000
	Gefran SpA	31,849	195,804
*	Gemina SpA	835,842	2,897,707
#	Gewiss SpA	238,355	1,837,518
*	Giovanni Crespi SpA	121,789	147,331
#	Granitifiandre SpA	82,117	822,271
	Gruppo Ceramiche Ricchetti SpA	117,577	217,705
	I Grandi Viaggi SpA	98,547	256,306
*	Immobiliare Lombardia SpA	9,036,502	2,232,954
#	Immsi SpA	570,040	1,459,877
*	Impregilo SpA	990,684	3,662,651
#	Indesit Co. SpA	155,000	1,804,345
	Industria Macchine Automatique SpA	65,242	936,493
	Industria Romagnola Conduttori Elettrici SpA	43,452	154,411
	Intek SpA	381,519	315,622

19

	Interpump Group SpA	170,386	1,482,504
*	Italjolly – Compagnia Italiana dei Jolly Hotels SpA	34,500	729,869
	Italmobiliare SpA	20,975	1,843,637
* #	Juventus Footbal Club SpA	242,284	601,557
*	KME Group SpA	282,640	128,883
	La Doria SpA	59,783	189,074
*	Lavorwash SpA	25,065	61,397
	Linificio e Canapificio Nazionale SpA	60,550	231,163
	Maffei SpA	60,568	151,219
	Mariella Burani SpA	39,528	964,245
*	Marr SpA	60,000	486,595
	Marzotto SpA	151,704	718,558
	Meliorbanca SpA	183,995	902,791
	Mirato SpA	34,945	399,351
	Monrif SpA	280,520	406,825
*	Montefibre SpA	260,521	118,097
	Navigazione Montanari SpA	254,494	1,173,793
*	Negri Bossi SpA	38,000	71,674
*	NGP SpA	17,891	8,022
*	Olidata SpA	82,236	92,004
*	Opengate Group SpA	4,000	9,788
*	Pagnossin SpA	9,000	8,533
*	Part Italiane SpA	41,062	14,940
	Permasteelisa SpA	67,249	1,173,099
*	Pininfarina SpA	31,285	1,006,714
	Pirelli & C.Real Estate SpA	9,600	557,367
#	Poligrafici Editoriale SpA	142,784	260,582
	Premafin Finanziaria SpA	686,967	2,069,386
	Premuda SpA	232,466	470,457
*	Ratti SpA	159,537	111,226
*	RDM Realty SpA	577,167	55,458
#	Recordati SpA	253,821	1,850,023
* #	Reno de Medici SpA	577,167	410,318
*	Richard-Ginori 1735 SpA	140,800	71,058
	Risanamento Napoli SpA	304,043	2,356,123
	Sabaf SpA	22,562	638,875
	SAES Getters SpA	21,813	675,062
* #	Schiapparelli 1824 SpA, Milano	1,322,152	79,259
*	Sirti SpA	29,967	90,605
	Smurfit SISA SpA	72,500	249,175
* #	SNIA SpA	793,376	89,893
*	Societa Partecipazioni Finanziarie SpA	821,139	814,822
#	Societe Cattolica di Assicurazoni Scarl SpA	27,170	1,628,830
#	Socotherm SpA	45,859	703,575
	Sogefi SpA	228,379	1,584,811
	Sol SpA	194,092	1,143,687
* #	Sorin SpA	464,327	883,489
#	Stefanel SpA	63,789	297,793
	Targetti Sankey SpA	34,593	291,828
*	Tecnodiffusione Italia SpA	3,332	8,538
#	Telecom Italia Media SpA	3,268,796	1,589,426
* #	Tiscali SpA	742,907	2,174,709
	Tod’s SpA	30,476	2,532,170
	Trevi Finanziaria SpA	89,247	716,973

20

	Valentino Fashion Group SpA	150,000	4,936,094
*	Vemer Siber Group SpA	164,649	147,280
* #	Viaggi del Ventaglio SpA	94,706	65,824
	Vianini Industria SpA	59,070	244,800
	Vianini Lavori SpA	180,752	2,206,844
	Vittoria Assicurazioni SpA	61,046	833,600
*	Zucchi (Vincenzo) SpA	144,350	547,932

TOTAL — ITALY			123,904,723

NETHERLANDS — (6.4%)
COMMON STOCKS — (6.4%)
	Aalberts Industries NV	73,378	6,058,395
	Accell Group NV	25,920	776,188
*	AFC Ajax NV	14,218	160,492
	Amsterdam Commodities NV	48,957	227,485
	Arcadis NV	58,275	2,805,540
* #	ASM International NV	148,949	2,587,128
*	Atag Group NV	4,630	1,720
	Batenburg Beheer NV	3,620	214,401
*	Begemann Groep NV Series B	13,451	5,850
	Beter Bed Holding NV	50,502	1,014,708
	Boskalis Westminster NV	65,442	4,124,107
#	Brunel International NV	65,086	1,675,006
	Buhrmann NV	252,113	3,431,801
	Crown Van Gelder NV	13,683	266,594
* #	Crucell NV	119,738	2,553,855
*	Crucell NV ADR	45,768	972,570
*	De Vries Robbe Groep NV	9,110	42,651
	DOCdata NV	22,463	224,007
* #	Draka Holding NV	34,598	628,269
*	Econosto NV	38,837	238,755
	Eriks Group NV	23,624	1,282,389
#	Exact Holding NV	72,042	2,112,084
	Fornix Biosciences NV	19,246	535,042
	Gamma Holding NV	15,705	887,156
#	Getronics NV	386,446	2,658,160
	Grolsche NV	36,435	1,388,374
	Grontmij NV	12,028	1,052,114
* #	Hagemeyer NV	1,576,607	7,972,488
	Heijmans NV	75,052	3,699,287
	Hitt NV	20,431	165,085
#	ICT Automatisering NV	24,258	506,465
	Imtech NV	59,164	3,194,980
* #	Jetix Europe NV	132,664	3,283,856
	Kas Bank NV	42,888	1,153,071
*	Kendrion NV	285,926	643,592
	Koninklijke Bam Groep NV	264,205	5,260,871
	Koninklijke Ten Cate NV	65,450	1,603,618
	Koninklijke Vopak NV	68,711	2,549,659
* #	Laurus NV	199,032	621,976
	Macintosh Retail Group NV	63,834	1,906,772
*	Maverix Capital NV	1,500	73,025
	Nederlandsche Apparatenfabriek NV	19,519	707,460

21

#	Nutreco Holding NV	97,165	6,558,913
#	Oce NV	278,782	4,841,953
	OPG Groep NV Series A	40,770	3,845,492
	Ordina NV	99,002	1,877,631
* #	Pharming Group NV	230,032	1,076,935
*	Punch Technix NV	9,511	139,035
*	Qurius NV	155,232	161,103
	Reesink NV	2,050	244,970
	Roto Smeets de Boer NV	3,062	127,726
*	Samas-Groep NV	73,931	748,152
* #	Seagull Holding NV	21,931	66,002
* #	Semiconductor Industries NV	106,087	593,302
#	Sligro Food Group NV	62,392	3,320,508
	Smit Internationale NV	23,090	1,929,681
	Stern Groep NV	1,258	63,977
	Stork NV	102,733	5,070,592
	Telegraaf Media Groep NV	148,536	3,462,710
*	Textielgroep Twenthe NV	1,000	3,203
*	Tulip Computers NV	883,199	383,969
#	Twentsche Kabel Holding NV	20,555	1,371,841
*	Unit 4 Agresso NV	41,964	819,762
	United Services Group NV	69,746	4,800,599
	Univar NV	67,680	2,802,772
#	Van der Moolen Holding NV	117,201	810,342
	Wegener Arcade NV	88,629	1,022,102

TOTAL — NETHERLANDS			117,410,318

NORWAY — (3.7%)
COMMON STOCKS — (3.7%)
	Acta Holding ASA	364,000	1,416,546
#	Aker Yards ASA	28,121	1,896,276
	Aktiv Kapital ASA	60,417	878,684
*	Altinex ASA	1,880,000	346,857
	Arendals Fosse Kompani ASA	100	21,918
* #	Birdstep Technology ASA	50,000	113,668
*	Blom ASA	48,367	146,665
	Bonheur ASA	67,400	2,298,882
*	Consorte Group ASA	30,000	38,044
*	Corrocean ASA	63,321	64,634
* #	Det Norske Oljeselskap (DNO) ASA	1,688,304	2,937,114
#	DOF ASA	112,506	1,030,735
	EDB Elektronisk Data Behandling ASA	149,417	1,240,655
	Ekornes ASA	82,890	1,662,953
* #	Eltek ASA	77,442	964,556
* #	Ementor ASA	94,751	413,805
#	Expert ASA	64,250	780,637
*	Fara ASA	56,000	20,420
	Farstad Shipping ASA	60,790	1,240,278
* #	Fast Search & Transfer ASA	487,050	1,595,622
	Ganger Rolf ASA	48,360	1,449,089
*	Home Invest ASA	15,077	0
*	Ignis ASA	934,282	152,158
*	Independent Oil Tools ASA	75,603	36,474

22

	Itera Consulting Group ASA	148,000	102,793
	Kongsberg Gruppen ASA	49,500	1,133,620
*	Kverneland ASA	23,108	259,413
#	Leroy Seafood Group ASA	59,000	1,030,433
*	Natural ASA	10,143	42,485
* #	Nera ASA	315,753	673,323
*	Nordic Semiconductor ASA	51,200	430,079
*	Norse Energy Corp. ASA	513,400	319,188
* #	Ocean Rig ASA	500,262	3,117,118
	Odfjell ASA Series A	91,700	1,487,947
#	Olav Thon Eiendomsselskap ASA	13,360	1,449,831
*	Otrum ASA	17,800	31,752
	P4 Radio Hele Norge ASA	40,200	127,149
* #	Petrolia Drilling ASA	910,000	470,250
* #	Photocure ASA	33,362	227,466
	Prosafe ASA	88,380	5,890,341
*	Q-Free ASA	63,000	248,441
	Rieber and Son ASA Series A	74,454	588,333
	Scana Industrier ASA	222,423	279,724
*	Sevan Marine ASA	272,600	1,445,617
*	Sinvest ASA	140,520	2,375,893
* #	Software Innovation ASA	39,943	93,599
	Solstad Offshore ASA	59,900	1,117,479
	Sparebanken Midt-Norge	130,450	1,501,613
	Steen and Stroem ASA	19,512	912,705
*	Synnove Finden ASA	16,200	96,793
#	Tandberg ASA Series A	217,280	2,225,006
* #	Tandberg Data ASA	122,130	129,828
*	Tandberg Storage ASA	48,450	35,094
*	Tandberg Television ASA	253,830	3,502,793
*	TGS Nopec Geophysical Co. ASA	316,440	5,608,431
*	Thin Film Electronics ASA	16,200	25,625
#	Tomra Systems ASA	616,328	3,983,846
*	TTS Marine ASA	29,000	211,351
	Tybring-Gjed ASA	585,146	860,926
	Veidekke ASA	54,646	1,844,458
	Wilhelmsen (Wilhelm), Ltd. ASA Series A	60,800	2,009,592
TOTAL NORWAY			66,637,005

PORTUGAL — (1.2%)
COMMON STOCKS — (1.2%)
	Cin Corporacao Industrial do Norte SA	1,000	7,658
	Corticeira Amorim Sociedad Gestora Participacoes Sociais SA	230,410	584,037
*	Fibras Sinteticas de Portugal SA	195,903	45,445
	Finibanco Holdings SGPS SA	171,803	669,536
* #	Gescartao SGPS SA	31,395	703,758
* #	Grupo Soares da Costa SGPS SA	206,365	174,773
	Ibersol SGPS SA	20,401	245,610

23

* #	Impresa Sociedade Gestora de Participacoes Socias SA	190,166	1,157,861
*	Investimentos Participacoes e Gestao SA Inapa	43,702	162,391
	Jeronimo Martins SGPS SA	170,757	3,055,295
	Mota-Engil SGPS SA	344,465	1,973,006
* #	Novabase SGPS	56,005	423,260
* #	ParaRede SGPS SA	545,591	174,789
#	Portucel-Empresa Produtora de Pasta de Papel SA	466,977	1,394,329
	Sag Gest – Solucoes Automovel Globais SGPS SA	283,240	653,347
	Salvador Caetano – Industrias Metalurgicas e Veiculos de Transporte SA	54,900	352,378
#	Sociedade de Investimento e Gestao SGPS SA	222,542	2,379,734
*	Sonae Industria SGPS SA	260,169	2,219,695
* #	Sonaecom SGPS SA	531,642	3,365,309
*	Sporting Sociedad Desportiva de Futebol SAD	23,339	85,234
*	Sumolis – Companhia Industrial de Fruitas e Bebidas SA	67,967	156,743
	Teixeira Duarte Engenharia e Construcoes SA	756,680	1,629,011

TOTAL — PORTUGAL			21,613,199

SPAIN — (4.2%)
COMMON STOCKS — (4.2%)
	Abengoa SA	99,280	2,634,538
	Adolfo Dominguez SA	17,777	1,025,380
	Amper SA	69,699	844,940
*	Avanzit SA	386,145	1,227,024
* #	Azkoyen SA	54,599	498,155
#	Banco de Andalucia SA	9,800	1,218,979
	Banco de Credito Balear SA	35,424	1,317,475
#	Banco Guipuzcoano SA	137,119	4,241,739
*	Baron de Ley SA	12,052	634,546
	Bodegas Riojanas SA	7,799	89,930
#	Campofrio Alimentacion SA	92,800	1,741,261
	Cementos Portland Valderrivas SA	16,881	1,723,440
	Compania de Distribucion Integral Logista SA	29,600	1,796,724
	Compania Vinicola del Norte de Espana SA	16,600	295,130
	Construcciones y Auxiliar de Ferrocarriles SA	7,500	1,008,380
*	Dogi International Fabrics SA	20,913	92,945
#	Duro Felguera SA	177,786	988,653
	Electnor SA	91,500	2,988,231
* #	Ercros SA	1,103,370	988,419
*	Espanola del Zinc SA	29,250	68,951
*	Estacionamientos Urbanos SA	4,200	0
#	Europistas Concesionaria Espanola SA	199,930	1,625,098
#	Faes Farma SA	114,545	3,139,690
*	Federico Partenina SA	1,190	11,782
	Funespana SA	21,493	221,689
	Grupo Catalana Occidente SA	111,505	3,016,133
#	Grupo Empresarial Ence SA	54,088	2,386,614
	Iberpapel Gestion SA	24,657	546,060
	Inbesos SA	12,494	196,385
	Indo Internacional SA	37,172	415,605
	Inmobiliaria del Sur SA	2,285	185,482
	Inmobiliaria Urbis SA	80,282	2,643,063
* #	La Seda de Barcelona SA	529,357	1,220,786

24

*	La Seda de Barcelona SA Issue 06	572,404	1,320,002
	Lingotes Especiales SA	22,080	212,049
	Mecalux SA	45,452	1,618,712
*	Mecalux SA Issue 06	4,545	162,056
#	Miquel y Costas & Miquel SA	15,173	435,462
#	Natra SA	66,272	712,698
* #	Natraceutical SA	482,566	872,332
#	NH Hoteles SA	21,703	471,648
*	Nicolas Correa SA	15,750	88,538
	Obrascon Huarte Lain SA	107,743	2,030,848
	Pescanova SA	26,443	825,979
	Prim SA	23,746	446,454
	Prosegur Cia de Seguridad SA	59,129	1,589,627
* #	Service Point Solutions SA	163,668	547,208
* #	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	133,447	711,570
#	Sol Melia SA	112,700	2,019,507
#	SOS Cuetara SA	284,629	4,339,679
	Tavex Algodonera SA	71,605	309,109
*	Tecnocom Telecomunicaciones y Energia SA	35,134	471,618
* #	Tele Pizza SA	479,353	1,958,408
	Tubacex SA	404,282	2,404,210
	Tubos Reunidos SA	104,798	2,100,218
	Unipapel SA	44,264	1,122,391
#	Uralita SA	338,493	1,888,767
* #	Urbanizaciones y Transportes SA	178,213	677,674
	Vidrala SA	51,829	1,220,545
	Viscofan SA	157,026	2,299,980
* #	Zeltia SA, Madrid	449,943	3,365,408

TOTAL — SPAIN			77,255,924

SWEDEN — (6.9%)
COMMON STOCKS — (6.9%)
*	Acando AB Series B	130,800	223,806
* #	Active Biotech AB	77,400	673,027
	Addtech AB Series B	56,300	831,776
*	Alfaskop AB	3,200	0
	Angpanneforeningen AB Series B	48,500	776,180
* #	Anoto Group AB	261,833	484,250
	Aros Quality Group AB	41,400	251,684
*	Artimplant AB Series B	144,000	87,071
	Axfood AB	92,000	2,809,149
	Axis AB	183,494	1,545,368
	Ballingslov International AB	26,700	585,370
	Beiger Electronics AB	14,700	292,287
	Beijer AB Series B	14,100	310,652
	Beijer Alma AB	58,800	583,941
#	Bergman & Beving AB Series B	66,900	1,314,220
	Bilia AB Series A	116,725	1,518,569
	Billerud AB	150,300	2,322,411
*	BioGaia AB Series B	38,000	140,019
*	Biotage AB	51,940	70,946
*	Bong Ljungdahl AB	24,800	236,736
*	Boras Waefveri AB Series B	11,200	47,451

25

* #	Boss Media AB	73,700	171,916
*	Cantena AB	58,362	740,921
*	Capio AB, Goethenburg	310,200	5,245,053
	Capona AB	25,400	372,139
	Cardo AB	63,000	1,868,564
	Castellum AB	428,900	4,615,579
#	Clas Ohlson AB Series B	102,500	2,215,973
	Cloetta AB Series B	22,250	695,417
	Concordia Maritime AB Series B	70,300	446,314
*	Consilium AB Series B	12,746	73,854
	D. Carnegie & Co. AB	148,200	2,636,953
*	DORO AB	400	281
*	Duroc AB Series B	2,700	10,201
#	Elekta AB Series B	317,200	5,607,965
	Elverket Vallentuna AB	8,650	48,950
* #	Enea Data AB Series B	1,012,000	509,555
	Eniro AB	288,700	3,376,092
	Expanda AB	19,547	165,018
	Fabege AB	205,350	4,080,402
	Fagerhult AB	16,800	297,641
	Geveko AB Series B	10,800	275,720
#	Gunnebo AB	106,800	1,092,574
	Gunnebo Industrier AB	10,000	199,244
	Haldex AB	64,700	1,228,445
	Heba Fastighets AB Series B	14,500	327,170
	Hexagon AB	10,716	380,280
#	Hiq International AB	111,889	516,041
	HL Display AB Series B	14,400	281,062
	Hoganas AB Series B	77,300	1,984,033
	IBS AB Series B	195,200	667,271
* #	Industrial & Financial Systems AB Series B	487,600	625,473
*	Intellecta AB Series B	5,500	28,685
	Intrum Justitia AB	163,100	1,452,348
	Invik and Co. AB Series B	15,540	264,393
	JM AB	291,468	4,546,601
	Klovern AB	303,476	954,932
	Kungsleden AB	432,600	4,192,171
	Lagercrantz Group AB Series B	64,300	248,472
* #	LBI International AB	107,651	682,999
	Lennart Wallenstam Byggnads AB Class B	123,900	1,631,534
	Lindex AB	235,900	3,061,164
	Ljungberg Gruppen AB Series B	3,800	109,160
* #	Lundin Mining Corp.	4,322	125,748
*	Lundin Petroleum AB	90,000	991,951
* #	Mandator AB	455,520	113,180
#	Meda AB Series A	255,575	5,239,008
*	Medivir Series B	17,250	117,655
*	Micronic Laser Systems AB	105,400	1,126,628
	Munters AB	57,000	2,232,195
	Narkes Elektriska AB Series B	9,750	174,776
	NCC AB Series B	118,100	2,461,531
	Nefab AB	55,300	480,337
*	Net Insight AB Series B	924,000	290,635
	New Wave Group AB Series B	107,400	1,165,145

26

	NIBE Industrier AB	185,200	2,071,464
	Nobia AB	144,500	4,496,911
	Nolato AB Series B	66,440	729,137
*	Observer AB	245,156	1,074,177
	OEM International AB Series B	14,800	328,847
#	OMX AB	189,900	2,880,679
#	Orc Software AB	36,300	316,850
*	Ortivus AB	48,010	165,495
	Partnertech AB	28,800	512,795
	PEAB AB Series B	125,200	2,037,856
*	Pergo AB	135,000	895,373
	Poolia AB Series B	36,150	224,667
	Prevas AB Series B	16,000	50,592
*	Pricer AB Series B	1,711,500	203,015
*	Proact It Group AB	29,000	110,860
* #	Proffice AB	215,400	496,010
	Profilgruppen AB	16,300	186,706
	Protect Data AB	53,100	810,489
	Q-Med AB	159,200	2,191,825
*	Readsoft AB Series B	48,800	178,365
	Rederi AB Transatlantic Series B	95,600	544,218
#	Rottneros Bruk AB	425,600	384,666
	Salus Ansvar AB Series B	38,900	172,318
	Sardus AB	18,100	195,498
*	Scribona AB Series A	40,100	91,302
*	Scribona AB Series B	126,300	310,301
*	Semcon AB	39,900	316,505
	Sigma AB Series B	25,800	38,073
*	Sintercast AB	11,800	125,396
	Skanditek Industrifoervaltnings AB	156,975	844,851
	Skistar AB	94,800	1,558,664
	Studsvik AB	21,900	602,854
*	SWECO AB	36,800	1,031,339
* #	Switchcore AB	185,784	8,979
* #	Teleca AB Series B	157,200	701,019
* #	Telelogic AB	777,200	1,469,792
* #	Teligent AB	55,700	90,298
*	Ticket Travel Group AB	41,152	99,145
	Trelleborg AB Series B	230,400	4,478,564
	TV 4 AB Series A	23,000	689,154
	Uniflex AB Series B	3,630	39,848
	VBG AB Series B	1,084	13,449
*	Vitrolife AB	41,500	139,702
*	Wedins Skor & Accessoarer AB	113,400	147,086
	Westergyllen AB Series B	9,400	87,109
	Wihlborgs Fastigheter AB	65,658	1,040,585
	Wilh. Sonesson AB Series A	4,160	15,557
	Wilh. Sonesson AB Series B	4,160	14,884
#	WM-data AB Series B	1,005,800	3,527,775
	Xponcard Group AB	7,300	136,514

TOTAL — SWEDEN			126,429,820

27

SWITZERLAND — (15.1%)
COMMON STOCKS — (15.0%)
*	4M Technologies Holding SA	18,445	54,009
	A. Hiestad Holding AG	1,426	1,503,336
*	Actelion, Ltd.	57,965	7,765,911
	AFG Arbonia-Forster Holding AG	4,266	1,506,457
	Agie Charmilles Holding AG	14,366	1,744,404
	Allreal Holding AG	28,047	2,949,733
	Also Holding AG	16,678	841,465
	Ascom Holding AG	92,504	1,005,526
	Bachem AG	26,438	1,728,546
	Baloise-Holding AG	43,500	3,620,126
	Bank Coop AG	31,715	2,078,108
	Bank Sarasin & Cie Series B	1,778	4,995,995
	Banque Cantonale de Geneve	4,141	704,669
	Banque Cantonale du Jura	450	150,356
	Banque Cantonale Vaudoise	11,172	4,230,535
	Banque Privee Edmond de Rothschild SA	161	3,309,334
	Barry Callebaut AG	10,927	4,869,365
	Basellandschaftliche Kantonalbank	600	501,212
*	Basilea Pharmaceutica AG	2,629	378,645
	Basler Kantonalbank	5,250	466,894
	Belimo Holdings AG	1,884	1,512,432
	Berner Kantonalbank	25,110	4,200,563
	Bobst Group AG	36,682	1,567,571
	Bossard Holding AG	8,467	559,501
	Bucher Industries AG	33,989	2,973,154
	BVZ (Brig Visp Zermatt) Holding AG	580	153,159
	Calida Holding AG	396	153,448
*	Card Guard AG	32,013	187,457
*	Carlo Gavazzi Holding AG	1,065	192,181
	Charles Voegele Holding AG	29,471	2,334,944
	Clariant AG	794,519	9,667,166
	Compagnie Financiere Tradition	5,202	634,003
	Converium Holding AG	546,150	6,465,810
	Conzzeta Holdings AG	1,415	2,470,107
*	COS Computer Systems AG	4,391	85,572
*	Crealogix Holding AG	3,388	233,866
	Daetwyler Holding AG	348	1,482,526
	Edipresse SA	1,572	704,085
	Eichhof Holding AG	458	614,721
	Elektrizitaets-Gesellschaft Laufenberg AG	3,207	2,831,963
*	ELMA Electronic AG	472	113,070
	Emmi AG	13,638	1,762,829
#	Ems-Chemie Holding AG	31,716	3,567,143
	Energie Electrique du Simplon SA	350	187,840
	Energiedienst Holding AG	8,265	3,372,144
*	Escor Casino & Entertainment AG	2,010	40,799
#	Feintol International Holding AG	1,601	417,380
	Fischer (Georg) AG	11,518	5,415,040
	Flughafen Zuerich AG	13,645	3,283,057
*	Forbo Holding AG, Eglisau	5,990	1,723,207
	Fuchs Petrolub AG	19,809	1,024,233
	Galenica Holding AG	15,936	3,497,510
	Getaz Romang Holding SA	1,280	739,514

28

*	Golay-Buchel Holding SA	40	50,418
	Gurit Holding AG	1,326	821,045
	Helvetia Patria Holding	12,833	3,835,326
	Hexagon AB Series B	27,240	945,529
*	Implenia AG	49,554	951,136
	Industrieholding Cham AG	1,704	496,334
	Interroll-Holding SA	2,475	686,502
	Intershop Holding AG	3,444	773,152
*	IsoTis SA	251,843	315,675
	Jelmoli Holding AG	1,521	2,814,374
	Jelmoli Holding AG	2,835	1,048,269
	Kaba Holding AG	10,381	2,806,160
*	Kardex AG	17,985	816,235
	Komax Holding AG	9,005	899,697
#	Kudelski SA	106,944	3,129,837
	Kuoni Reisen Holding AG	13,794	7,213,041
	Lem Holdings SA	3,651	410,066
*	Logitech International SA	247,190	5,371,178
	Lonza Group AG	129,327	8,432,931
	Luzerner Kantonalbank	18,593	3,958,702
*	Medisize Holding AG	13,260	926,482
	Metraux Services SA	1,853	315,416
#	Micronas Semiconductor Holding AG	78,808	1,812,769
*	Mikron Holding AG	43,452	451,450
	Mobilezone Holding AG	115,610	608,708
*	Moevenpick-Holding AG	1,320	372,309
	Orell Fuessli Holding AG	5,076	625,870
	OZ Holding AG	10,374	800,096
*	Parco Industriale e Immobiliare SA	600	1,706
	Phoenix Mecano AG	3,041	1,234,589
	Phonak Holding AG	133,842	7,987,582
	PSP Swiss Property AG	148,025	7,691,510
	PubliGroupe SA	6,325	2,022,767
	Rieters Holdings AG	15,890	6,834,704
	Romande Energie Holding SA	2,765	3,066,794
	Saurer AG	54,628	4,613,012
*	Schaffner Holding AG	1,830	230,275
	Schweiter Technology AG	4,193	1,073,932
	Schweizerhall Holding AG	8,648	821,815
#	Schweizerische National Versicherungs Gesellschaft	1,881	1,031,360
*	SEZ Holding AG	53,128	1,270,318
	SIA Abrasives Holding AG	2,381	739,945
	Siegfried Holding AG	8,560	1,175,014
	Sig Holding AG	20,338	4,841,224
*	Sihl	150	366
	Sika AG	8,623	10,802,230
	Societa Elettrica Sopracenerina SA	2,409	498,732
	Societe Generale d’Affichage	5,872	844,644
*	Spirt Avert AG	1,409	10,098
	St. Galler Kantonalbank	9,217	3,514,936
	Sulzer AG	14,002	11,335,218
	Swiss Prime Site AG	81,434	4,073,341
	Swissfirst AG	27,315	1,669,151
*	Swisslog Holding AG	798,972	841,913

29

	Swissquote Group Holding SA	4,122	1,071,584
	Tamedia AG	15,322	1,675,187
	Tecan Group AG	40,139	2,119,068
*	Temenos Group AG	152,630	1,784,435
*	Tornos SA	38,028	379,420
*	UMS Schweizerische Metallwerke Holding AG	17,585	261,844
* #	Unaxis Holding AG	27,910	8,219,108
*	Unilabs SA	23,874	736,709
	Valiant Holding AG	60,231	6,641,852
	Valora Holding AG	12,004	2,696,457
	Vaudoise Assurances Holdings SA	3,233	479,290
	Villars Holding SA	150	55,053
*	Von Roll Holding AG	379,814	768,574
	Vontobel Holdings AG	114,466	4,543,805
	Walliser Kantonalbank	1,457	580,138
	WMH Walter Meier Holding AG	4,878	530,957
	Zehnder Holding AG	786	1,250,199
	Zueblin Immobilien Holding AG	78,908	724,504
	Zuger Kantonalbank	630	1,862,296
TOTAL COMMON STOCKS			274,868,984

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG	19,809	1,083,050

RIGHTS/WARRANTS — (0.0%)
*	Unilabs SA Warrants 12/15/08	23,874	12,608

TOTAL — SWITZERLAND			275,964,642

		Face Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS – (12.1%)
@	Repurchase Agreement, Countrywide Securities 5.29%, 09/01/06 (Collateralized by $1,552,741 FHLMC 6.000%, 03/15/29, valued at $2,366,208) to be repurchased at $2,319,812	$2,319	2,319,471

@	Repurchase Agreement, Deutsche Bank Securities 5.23%, 09/01/06 (Collateralized by $24,000,000 U.S. TIPS, rates ranging from 2.000% to 3.000%, maturities ranging from 07/15/12 to 01/15/25, valued at $26,149,457) to be repurchased at $25,691,694	25,688	25,687,962

@	Repurchase Agreement, Deutsche Bank Securities 5.29%, 09/01/06 (Collateralized by $62,617,528 FNMA 5.500%, maturities ranging from 07/01/33 to 03/01/36, valued at $52,378,265) to be repurchased at $51,307,538	51,300	51,300,000

	Repurchase Agreement, PNC Capital Markets, Inc. 5.22%, 09/01/06 (Collateralized by $1,095,000 FHLMC 4.00%, 09/22/09, valued at $1,081,313) to be repurchased at $1,065,154	1,065	1,065,000

@	Repurchase Agreement, UBS Warburg LLC 5.28%, 09/01/06 (Collateralized by $254,127,584 FHLMC 4.500%, 09/01/20 & FNMA, rates ranging from 5.000% to 8.000%, maturities ranging from 09/01/17 to 08/01/36, valued at $142,801,518) to be repurchased at $140,020,533	140,000	140,000,000
TOTAL TEMPORARY CASH INVESTMENTS			220,372,433

TOTAL INVESTMENTS – (100.0%)
(Cost $1,305,744,213) ##			$1,825,557,099

30

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

August 31, 2006

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.5%)
COMMON STOCKS — (0.5%)
	Acindar Industria Argentina de Aceros SA Series B	601,249	$913,452
*	Alpargatas SAIC	1,078	1,583
	Alto Palermo SA Series A	5,000	11,078
	BBVA Banco Frances SA	399,900	965,753
*	Capex SA Series A	52,893	152,345
*	Celulosa Argentina SA Series B	24,922	19,247
*	Central Puerto SA Series B	16,000	11,546
*	Endesa Costanera SA Series B	114,100	89,563
*	Gas Natural Ban SA	345,000	167,617
*	IRSA Inversiones y Representaciones SA	657,649	763,924
*	Juan Minetti SA	353,151	307,385
	Ledesma S.A.A.I.	242,632	144,376
*	Metrogas SA Series B	543,115	178,778
*	Molinos Rio de la Plata SA Series B	596,060	615,032
	Siderar S.A.I.C. Series A	649,191	4,438,295
	Solvay Indupa S.A.I.C.	555,366	557,222
*	Transportadora de Gas del Sur SA Series B	445,280	431,265

TOTAL — ARGENTINA			9,768,461

BRAZIL — (11.4%)
COMMON STOCKS — (1.7%)
	Arcelor Brasil SA	445,346	7,727,085
	Brasil Telecom Participacoes SA	59,520,574	590,209
	Companhia de Bebidas das Americas	8,998,884	3,546,710
	Companhia Siderurgica Nacional SA	241,404	7,116,013
	Copesul Companhia Petroquimica do Sul	55,860	746,711
	CPFL Energia SA	1,935	25,271
*	Embratel Participacoes SA	57,550,000	179,844
	Empresa Brasileira de Aeronautica SA	696,921	6,822,935
	Lojas Renner SA	3,162	192,463
*	Perdigao SA	7,898	82,885
	Souza Cruz SA	291,700	4,768,696
*	Tele Norte Celular Participacoes SA	57,624,254	19,620
	Tele Norte Leste Participacoes SA	59,254	1,489,641
	Tractebel Energia SA	171,300	1,546,015
*	Vivo Participacoes SA	64,140	319,204
TOTAL COMMON STOCKS			35,173,302

PREFERRED STOCKS — (9.7%)
	Ambev Cia de Bebidas das Americas	12,453,835	5,612,590
	Ambev Cia de Bebidas das Americas ADR	266,200	11,941,732
	Aracruz Celulose SA ADR	48,400	2,513,412

1

Aracruz Celulose SA Series B	711,999	3,669,584
Banci Itau Holding Financeira SA	868,000	26,116,922
Banco Bradesco SA	802,158	26,287,137
Brasil Telecom Participacoes SA	234,026,240	1,408,087
Brasil Telecom SA	626,730,875	2,329,779
Braskem SA Preferred A	435,600	2,834,244
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	58,650,000	1,592,358
Companhia Energetica de Minas Gerais	109,900,000	4,590,273
Companhia Paranaense de Energia-Copel Series B	100,000,000	1,075,093
Companhia Vale do Rio Doce ADR	170,800	3,074,400
Companhia Vale do Rio Doce Series A	1,853,760	34,827,170
Embratel Participacoes SA	143,582,922	448,697
Empresa Nasional de Comercio Redito e Participacoes SA	480,000	3,660
Gerdau SA	697,734	10,221,933
Gol Linhas Aereas Inteligentes SA	12,000	417,146
Investimentos Itau SA	3,300,893	14,010,320
Klabin SA	682,875	1,369,572
Metalurgica Gerdau SA	148,275	2,628,008
Suzano Papel e Celullose SA	143,545	873,723
Tele Norte Leste Participacoes SA	180,034	2,342,793
Tele Norte Leste Participacoes SA ADR	137,000	1,765,930
Telecomunicacoes de Sao Paulo SA	621,100	13,934,193
Telemar Norte Leste SA	165,100	3,311,241
Tim Participacoes SA ADR	109,680	3,218,011
Unibanco-Uniao de Bancos Brasileiros SA	40,000	123,134
Unibanco-Uniao de Bancos Brasileiros SA ADR	15,200	1,099,720
Unibanco-Uniao de Bancos Brasileiros Units SA	1,026,260	7,452,830
Usinas Siderurgicas de Minas Gerais SA Series A	200,539	6,309,870
Usinas Siderurgicas de Minas Gerais SA Series B	325	10,111
Vale do Rio Doce Series B	81,160	0
* Vivo Participacoes SA	1,148,746	3,643,411
Vivo Participacoes SA ADR	110,000	352,000
Votorantim Celulose e Papel SA	71,336	1,150,892
Weg SA	489,800	2,078,909
TOTAL PREFERRED STOCKS		204,638,885

TOTAL — BRAZIL		239,812,187

CHILE — (2.9%)
COMMON STOCKS — (2.9%)
Banco de Chile Series F ADR	48,815	1,936,979
Banco Santander Chile SA Sponsored ADR	295,998	12,893,673
Colbun SA	560,549	99,987
Compania Cervecerias Unidas SA ADR	115,400	2,868,844
Compania Telecomunicaciones de Chile SA Sponsored ADR	421,400	3,093,076
Distribucion y Servicio D&S SA ADR	208,828	3,316,189
Embotelladora Andina SA ADR	109,600	1,441,240
Embotelladora Andina SA Series B ADR	89,100	1,295,514
Empresa Nacional de Electricidad SA ADR	514,018	14,716,335
Empresas Copec SA	20,500	191,359
Enersis SA ADR	361,903	4,473,121
Lan Airlines SA ADR	125,900	4,388,874
Madeco Manufacturera de Cobre SA ADR	4,450	41,830
Masisa SA ADR	38,553	306,882
S.A.C.I. Falabella SA	122,000	351,793

2

Sociedad Quimica y Minera de Chile SA ADR	61,300	6,743,000
Sociedad Quimica y Minera de Chile SA ADR Class A	902	93,808
Vina de Concha y Toro SA ADR	67,750	1,947,812

TOTAL — CHILE		60,200,316

CZECH REPUBLIC — (1.2%)
COMMON STOCKS — (1.2%)
CEZ A.S.	381,144	14,206,880
Komercni Banka A.S.	27,759	4,158,498
Phillip Morris CR A.S.	954	399,268
* Telefonica 02 Czech Republic A.S.	230,085	5,059,716
Zentiva NV	29,218	1,549,977

TOTAL — CZECH REPUBLIC		25,374,339

HUNGARY — (2.1%)
COMMON STOCKS — (2.1%)
ELMU NYRT	185	25,679
* Magyar Telekom Telecommunications P.L.C.	1,050,555	4,287,815
MOL Hungarian Oil & Gas NYRT	168,429	17,097,192
OTP Bank NYRT	386,220	11,181,938
Richter Gedeon NYRT	46,937	10,021,558
Tiszai Vegyi Kombinat RT	93,499	2,481,324

TOTAL — HUNGARY		45,095,506

INDIA — (12.2%)
COMMON STOCKS — (12.2%)
Aban Offshore, Ltd.	7,642	201,358
ABB, Ltd. India	40,539	2,432,666
Aditya Birla Nuvo, Ltd.	5,819	100,337
Amtek Auto, Ltd.	43,171	269,828
Apollo Hospitals Enterprise, Ltd.	21,437	201,623
Arvind Mills, Ltd.	90,436	119,277
Ashok Leyland, Ltd.	621,735	529,381
Asian Paints (India), Ltd.	81,536	1,114,908
Aventis Pharma, Ltd.	8,241	292,593
Bajaj Auto, Ltd.	102,119	5,919,025
Bajaj Hindusthan, Ltd.	49,677	319,873
Balrampur Chini Mills, Ltd.	41,380	79,471
Bharat Earth Movers, Ltd.	32,527	668,522
Bharat Forge, Ltd.	174,384	1,215,508
Biocon, Ltd.	87,444	707,052
Cadila Healthcare, Ltd.	43,470	314,583
Century Textiles & Industries, Ltd.	51,740	480,560
Chennai Petroleum Corp., Ltd.	63,105	267,024
Cipla, Ltd.	880,500	4,730,028
Colgate-Palmolive (India), Ltd.	84,376	657,215
Crompton Greaves, Ltd.	132,020	592,907
Cummins India, Ltd.	135,892	614,323
Dabur India, Ltd.	118,404	347,137
Dr. Reddy’s Laboratories, Ltd.	174,080	2,690,644
EIH, Ltd.	18,820	296,471
* Gammon India, Ltd.	46,112	338,091

3

	GlaxoSmithKline Pharmaceuticals, Ltd.	89,046	2,316,914
	Glenmark Pharmaceuticals, Ltd.	37,238	276,563
	Godrej Consumer Products, Ltd.	95,928	364,299
	Great Eastern Shipping Co., Ltd.	137,880	801,947
	Gujarat Ambuja Cements, Ltd.	1,452,686	3,511,024
	HCL Infosystems, Ltd.	86,934	305,494
	HCL Technologies, Ltd.	265,435	3,305,674
	HDFC Bank, Ltd.	386,733	7,090,267
	Hero Honda Motors, Ltd. Series B	286,616	4,435,186
	Hindustan Construction Co., Ltd.	40,914	93,952
	Hindustan Lever, Ltd.	2,697,394	13,600,606
	ICICI Bank Sponsored ADR	20,700	552,483
	I-Flex Solutions, Ltd.	66,837	2,041,561
	Indian Hotels Co., Ltd.	64,496	1,796,194
	Indian Petrochemicals Corp., Ltd.	251,964	1,575,313
	Industrial Development Bank of India, Ltd.	678,674	950,205
	Infosys Technologies, Ltd.	624,876	24,308,265
	ITC, Ltd.	3,899,423	16,029,954
	Jammu & Kashmir Bank, Ltd.	20,547	188,854
	Jindal Steel & Power, Ltd.	20,902	665,859
	JSW Steel, Ltd.	106,526	629,748
*	Jubilant Organosys, Ltd.	95,560	424,494
	Larsen & Toubro, Ltd.	108,294	5,587,265
	Lupin, Ltd.	65,216	703,469
	Mahindra & Mahindra, Ltd.	267,561	3,730,819
	Mangalore Refinery & Petrochemicals, Ltd.	846,013	755,859
	Maruti Udyog, Ltd.	326,177	6,045,467
*	Matrix Laboratories, Ltd.	95,511	560,753
	McDowell & Co., Ltd.	21,912	269,571
	Moser Baer (India), Ltd.	58,962	241,368
	Motor Industries Co., Ltd.	24,968	1,664,807
	Nicholas Piramal India, Ltd.	76,008	369,760
	Nirma, Ltd.	45,668	376,769
	Pantaloon Retail India, Ltd.	11,716	415,954
	Patni Computer Systems, Ltd.	116,382	913,430
	Proctor & Gamble Hygiene & Health Care, Ltd.	11,227	211,235
	Ranbaxy Laboratories, Ltd.	411,794	3,603,546
	Raymond, Ltd.	35,367	329,556
*	Reliance Capital, Ltd.	86,097	860,405
*	Reliance Communications, Ltd.	1,721,955	11,077,402
	Reliance Energy, Ltd.	339,176	3,204,795
	Reliance Industries, Ltd.	1,721,955	41,364,004
*	Reliance Natural Resources, Ltd.	1,721,955	738,007
	Satyam Computer Services, Ltd.	386,449	6,721,656
	Sesa Goa, Ltd.	26,750	549,092
	Siemens India, Ltd.	142,115	3,200,154
	Sterling Biotech, Ltd.	83,096	196,385
*	Sterlite Industries (India), Ltd. Series A	431,494	3,846,258
	Sun Pharmaceuticals Industries, Ltd.	162,432	3,158,563
	Tata Chemicals, Ltd.	130,261	629,133
	Tata Consultancy Services, Ltd.	504,652	10,794,364
	Tata Motors, Ltd.	408,049	7,410,987
	Tata Power Co., Ltd.	170,018	1,929,402
	Tata Steel, Ltd.	592,597	6,318,236
	Tata Tea, Ltd.	41,503	713,452

4

* Tata Teleservices Maharashtra, Ltd.	1,384,967	561,592
Thermax, Ltd.	27,473	172,583
Titan Industries, Ltd.	7,547	127,009
TVS Motor Co., Ltd.	33,921	67,645
* United Phosphorus, Ltd.	10,027	50,396
UTI Bank, Ltd.	349,044	2,573,712
Videsh Sanchar Nigam, Ltd.	155,496	1,390,910
Wipro, Ltd.	880,456	9,792,739
Wockhardt, Ltd.	38,730	303,299
Zee Telefilms, Ltd. Series B	529,060	3,124,697

TOTAL — INDIA		257,421,766

INDONESIA — (2.8%)
COMMON STOCKS — (2.8%)
PT Astra International Tbk	8,046,961	9,816,261
PT Bank Central Asia Tbk	4,930,000	2,466,603
PT Bank Danamon Indonesia Tbk	2,027,000	1,092,521
PT Gudang Garam Tbk	2,627,500	2,914,495
PT Indocement Tunggal Prakarsa Tbk	875,000	439,800
PT Indosat Tbk	7,961,500	3,859,852
PT International Nickel Indonesia Tbk	133,000	321,368
PT Kalbe Farma Tbk	1,200,000	147,602
PT Medco Energi International Tbk	240,000	94,857
* PT Panasia Indosyntec Tbk	75,100	3,302
PT Semen Gresik Tbk	826,500	2,302,880
PT Telekomunikasi Indonesia Tbk	33,437,640	29,126,344
PT Unilever Indonesia Tbk	9,580,000	4,709,171
PT United Tractors Tbk	943,000	595,798
TOTAL COMMON STOCKS		57,890,854

RIGHTS/WARRANTS — (0.0%)
* PT Lippo Karawaci Tbk Free Warrants 11/30/07	45,877	378

TOTAL — INDONESIA		57,891,232

ISRAEL — (4.1%)
COMMON STOCKS — (4.1%)
Africa-Israel Investments, Ltd.	31,387	1,687,477
Bank Hapoalim B.M.	2,309,640	10,156,520
Bank Leumi Le-Israel	2,521,861	8,988,915
Bezeq Israeli Telecommunication Corp., Ltd.	3,036,759	3,667,991
Clal Industries, Ltd.	215,443	1,089,058
Clal Insurance Enterprise Holdings, Ltd.	42,165	765,241
Delek Group, Ltd.	4,584	788,427
Discount Investment Corp.	66,100	1,453,131
Elbit Systems, Ltd.	56,043	1,610,588
Elron Electronic Industries, Ltd.	1	4
* First International Bank of Israel, Ltd.	205,277	496,478
* First International Bank of Israel, Ltd. Par Value $0.05	48,660	585,581
IDB Development Corp., Ltd. Series A	60,607	1,584,423
IDB Holding Corp., Ltd.	36,578	821,035
Israel Chemicals, Ltd.	1,410,154	6,725,449
Israel Corp., Ltd. Series A	5,500	2,192,665

5

*	Koor Industries, Ltd.	25,971	1,309,493
	Makhteshim-Agan Industries, Ltd.	843,283	4,308,698
	Migdal Insurance Holdings, Ltd.	600,593	662,076
*	NICE Systems, Ltd. ADR	32,401	808,729
	Ormat Industries, Ltd.	113,997	1,134,525
	Osem Investment, Ltd.	95,095	823,328
	Partner Communications Co., Ltd.	100,000	931,558
	Strauss-Elite, Ltd.	55,697	536,706
	Teva Pharmaceutical Industries, Ltd.	173,280	6,038,308
	Teva Pharmaceutical Industries, Ltd. ADR	733,786	25,506,401
	United Mizrahi Bank, Ltd.	384,693	2,143,901

TOTAL — ISRAEL			86,816,706

MALAYSIA — (4.8%)
COMMON STOCKS — (4.8%)
*	Airasia Berhad	1,839,000	675,086
	AmInvestment Group Berhad	406,882	174,546
	AMMB Holdings Berhad	2,103,331	1,401,524
	Asiatic Development Berhad	40,200	40,259
	Batu Kawan Berhad	10,000	25,352
	Berjaya Sports Toto Berhad	828,900	1,004,130
	British American Tobacco Berhad	295,300	3,331,664
	Bumiputra-Commerce Asset Holdings Berhad	2,918,527	4,358,895
	Digi.Com Berhad	767,162	2,461,272
	EON Capital Berhad	119,300	186,564
	Fraser & Neave Holdings Berhad	30,000	49,836
	Gamuda Berhad	726,300	800,674
	Genting Berhad	697,300	4,659,748
	Golden Hope Plantations Berhad	948,200	1,239,199
	Highlands and Lowlands Berhad	107,500	137,965
	Hong Leong Bank Berhad	1,607,150	2,333,975
	Hong Leong Financial Group Berhad	738,729	910,711
	IJM Corp. Berhad	365,700	592,013
	IOI Corp. Berhad	1,055,520	4,854,552
	IOI Properties Berhad	151,300	346,003
	Kuala Lumpur Kepong Berhad	747,000	2,321,212
	Lion Diversified Holdings Berhad	140,500	176,668
	Magnum Corp. Berhad	1,487,600	870,979
	Malakoff Berhad	835,700	2,203,651
	Malayan Banking Berhad	2,815,700	8,564,325
	Malayan Cement Berhad	595,300	130,382
	Malaysian Airlines System Berhad	904,100	742,365
	Malaysian Pacific Industries Berhad	170,000	466,789
	Malaysian Plantations Berhad	927,500	544,982
	Maxis Communications Berhad	1,631,600	3,903,660
	MISC Berhad	3,003,132	6,906,118
	MMC Corp. Berhad	828,700	718,625
	Nestle (Malaysia) Berhad	229,200	1,491,297
	O.Y.L. Industries Berhad	1,343,000	2,045,066
	Oriental Holdings Berhad	215,300	232,841
	Petronas Dagangan Berhad	813,400	934,236
	Petronas Gas Berhad	1,304,200	3,151,108
	Plus Expressways Berhad	3,046,800	2,337,619
	Pos Malaysia & Services Holdings Berhad	168,600	208,879

6

	PPB Group Berhad	1,159,200	1,444,479
	Proton Holdings Berhad	389,000	522,746
	Public Bank Berhad	1,550,201	2,841,425
	Resorts World Berhad	1,120,700	3,627,955
	RHB Capital Berhad	1,849,900	1,374,978
	Shell Refining Co. Federation of Malaysia Berhad	227,000	672,950
	Sime Darby Berhad	2,334,600	3,779,622
	Southern Bank Berhad	48,440	55,533
	SP Setia Berhad	647,400	664,252
	Star Publications (Malaysia) Berhad	485,600	457,398
	Telekom Malaysia Berhad	2,832,800	6,998,979
	Tenaga Nasional Berhad	3,262,000	8,105,497
	Transmile Group Berhad	140,700	463,464
	UEM World Berhad	560,500	220,337
	UMW Holdings Berhad	364,533	738,576
	YTL Corp. Berhad	1,578,966	2,254,151

TOTAL — MALAYSIA			101,757,112

MEXICO — (12.4%)
COMMON STOCKS — (12.4%)
#	Alfa S.A. de C.V. Series A	640,590	3,111,099
	America Movil S.A. de C.V. ADR	376,240	14,037,514
	America Movil S.A. de C.V. Series L	29,043,100	54,211,551
*	America Telecom S.A. de C.V. Series A	4,083,841	27,841,947
*	Carso Global Telecom S.A. de C.V. Telecom Series A1	3,638,671	10,069,492
	Cementos de Mexico S.A.B de C.V. Series B	4,243,502	12,233,225
	Cemex S.A.B. de C.V. ADR	486,322	14,049,843
	Coca-Cola Femsa S.A. de C.V. Series L	1,174,400	3,431,851
*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	87,127	155,684
	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	1,107	274
	Corporativo Fragua S.A. de C.V. Series B	21	119
*	Desc S.A. de C.V. Series B	123,968	105,645
	El Puerto de Liverpool S.A. de C.V. Series C1	339,500	793,301
	Embotelladora Arca S.A. de C.V., Mexico	334,100	967,434
*	Empresas ICA S.A. de C.V	103,950	352,439
#	Fomento Economico Mexicano S.A. de C.V. Series B & D	754,800	7,110,217
	Gruma S.A. de C.V. Series B	90,406	272,967
	Grupo Carso S.A. de C.V. Series A-1	2,486,832	7,406,067
	Grupo Continental S.A. de C.V.	358,600	624,341
#	Grupo Elektra S.A. de C.V.	104,000	1,007,317
	Grupo Financiero del Norte S.A. de C.V. Series C	2,275,936	6,661,205
	Grupo Financiero Inbursa S.A. de C.V. Series O	2,069,088	3,308,508
*	Grupo Gigante S.A. de C.V. Series B	117,282	73,080
	Grupo Industrial Bimbo S.A. de C.V. Series A	1,011,700	3,309,617
	Grupo Industrial Maseca S.A. de C.V. Series B	229,000	156,333
	Grupo Mexico S.A.B. de C.V. Series B	2,792,574	8,907,720
	Grupo Modelo S.A. de C.V. Series C	1,951,800	8,223,603
*	Grupo Nutrisa S.A. de C.V.	129	118
*	Grupo Qumma S.A. de C.V. Series B	1,591	26
	Grupo Televisa S.A. (Certificate Representing Series A, Series D & Series L)	2,117,800	8,043,912
*	Impulsora del Desarrollo Economico de America Latina S.A. de C.V.	3,161,776	3,117,462

7

	Industrias Penoles S.A. de C.V.	324,600	2,736,492
	Kimberly Clark de Mexico S.A. de C.V. Series A	980,200	3,691,598
	Organizacion Soriana S.A. de C.V. Series B	665,900	3,172,391
*	Promotora y Operadora de Infraestructura S.A. de C.V.	2,120	2,605
*	Savia S.A. de C.V.	120,000	8,797
	Telefonos de Mexico S.A. de C.V.	12,016,800	14,557,209
	Telefonos de Mexico S.A. de C.V. Series A	200,000	240,265
*	US Commercial Corp. S.A. de C.V.	223,000	38,417
	Vitro S.A. de C.V.	121,600	135,384
	Wal-Mart de Mexico S.A. de C.V. Series V	11,125,875	37,925,817

TOTAL — MEXICO			262,092,886

PHILIPPINES — (1.1%)
COMMON STOCKS — (1.1%)
	Aboitiz Equity Ventures, Inc.	3,075,000	299,291
	Ayala Corp. Series A	329,815	2,847,623
	Ayala Land, Inc.	13,984,765	3,703,826
	Bank of the Philippine Islands	3,533,947	3,678,070
*	Equitable PCI Bank, Inc.	1,502,227	2,331,676
*	Filipina Water Bottling Corp.	2,006,957	0
	Metro Bank and Trust Co.	1,726,035	1,303,951
	Petron Corp.	13,083,000	1,027,398
	Philippine Long Distance Telephone Co.	147,400	5,541,042
*	Pilipino Telephone Corp.	876,000	67,856
	SM Prime Holdings, Inc.	12,673,177	1,963,936
	Universal Robina Corp.	587,900	207,856

TOTAL — PHILIPPINES			22,972,525

POLAND — (2.4%)
COMMON STOCKS — (2.4%)
	Agora SA	98,779	1,006,835
	Bank Millennium SA	1,380,447	2,598,931
	Bank Pekao SA	156,792	10,137,030
	Bank Przemyslowo Handlowy BPH SA	31,526	8,063,188
	Bank Zackodni WBK SA	88,646	5,559,034
	Browary Zywiec SA	15,860	2,491,669
*	Cersanit SA	172,287	1,454,360
*	Getin Holdings SA	166,879	525,445
*	Grupa Lotos SA	72,750	1,289,965
	Kredyt Bank SA	394,162	1,970,210
	Mondi Packaging Paper Swiecie SA	91,721	2,323,592
	Netia Holdings SA	390,681	539,049
	Polski Koncern Naftowy Orlen SA	369,958	6,224,831
	Telekomunikacja Polska SA	940,603	6,171,714
*	TVN SA	15,000	521,010

TOTAL — POLAND			50,876,863

SOUTH AFRICA — (11.3%)
COMMON STOCKS — (11.3%)
	ABSA Group, Ltd.	444,276	6,351,941
	African Oxygen, Ltd.	354,545	1,527,462
	Anglo American Platinum Corp., Ltd.	223,876	25,117,679

8

	AngloGold Ashanti, Ltd.	402,684	18,439,092
	Aspen Pharmacare Holdings, Ltd.	430,278	1,985,851
	Barloworld, Ltd.	290,737	5,469,216
	Bidvest Group, Ltd.	383,688	5,802,230
*	Discovery Holdings, Ltd.	548,855	1,703,532
	Edgars Consolidated Stores, Ltd.	724,277	2,844,527
	FirstRand, Ltd.	7,981,316	19,732,713
	Foschini, Ltd.	247,044	1,540,448
	Gold Fields, Ltd.	306,889	6,031,191
	Gold Fields, Ltd. Sponsored ADR	82,000	1,630,160
*	Harmony Gold Mining Co., Ltd.	416,418	5,693,886
	Impala Platinum Holdings, Ltd.	71,989	13,334,650
	Imperial Holdings, Ltd.	262,840	5,196,084
	Investec, Ltd.	46,036	2,244,832
	JD Group, Ltd.	238,923	2,204,277
	Kumba Resources, Ltd.	76,624	1,546,906
	Liberty Group, Ltd.	356,007	3,500,959
	Massmart Holdings, Ltd.	195,651	1,494,853
	Mittal Steel South Africa, Ltd.	573,955	6,066,474
	MTN Group, Ltd.	1,873,381	14,847,575
	Nampak, Ltd.	686,910	1,633,455
	Naspers, Ltd. Series N	375,686	6,476,108
	Nedbank Group, Ltd.	554,776	8,487,557
	Network Healthcare Holdings, Ltd.	2,027,252	3,287,975
	Pick’n Pay Stores, Ltd.	654,640	2,757,208
	Pretoria Portland Cement Co., Ltd.	44,261	2,387,063
	Reunert, Ltd.	235,404	2,355,230
	Sanlam, Ltd.	2,441,020	5,124,712
	Santam, Ltd.	109,542	1,290,261
	Sappi, Ltd.	243,332	3,096,868
	Sasol, Ltd. Sponsored ADR	31,532	1,103,620
	Shoprite Holdings, Ltd.	640,645	2,195,939
	Standard Bank Group, Ltd.	1,494,952	16,125,098
	Steinhoff International Holdings, Ltd.	1,299,870	4,239,775
	Sun International, Ltd.	91,092	1,199,506
	Telkom South Africa, Ltd.	710,238	13,413,300
	Tiger Brands, Ltd.	197,495	4,172,498
	Truworths International, Ltd.	477,551	1,516,282
	Woolworths Holdings, Ltd.	1,136,837	2,083,858

TOTAL — SOUTH AFRICA			237,252,851

SOUTH KOREA — (12.2%)
COMMON STOCKS — (12.2%)
	Amorepacific Corp.	2,152	278,970
*	Amorepacific Corp.	3,527	1,533,638
	CJ Corp.	3,528	369,499
	Daelim Industrial Co., Ltd.	18,800	1,203,002
	Daewoo Engineering & Construction Co., Ltd.	267,270	4,873,230
#	Daewoo International Corp.	45,870	1,784,926
#	Daewoo Securities Co., Ltd.	103,195	1,789,620
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	142,290	4,385,994
	Doosan Heavy Industries & Construction Co., Ltd.	28,950	1,095,381
	Doosan Infracore Co., Ltd.	97,520	1,678,834
	GS Engineering & Construction Corp.	27,320	1,863,108

9

	GS Holdings Corp.	42,945	1,386,259
	Hana Financial Group, Inc.	112,261	4,824,475
	Hankook Tire Manufacturing Co., Ltd.	84,420	1,122,211
	Hite Brewery Co., Ltd.	13,530	1,530,553
	Hyundai Department Store Co., Ltd.	6,380	495,109
	Hyundai Development Co.	37,270	1,521,307
	Hyundai Heavy Industries Co., Ltd.	49,890	6,313,654
	Hyundai Mobis	53,070	4,860,428
	Hyundai Motor Co., Ltd.	122,979	10,343,927
	Hyundai Steel Co.	58,560	2,077,453
	Kangwon Land, Inc.	150,410	2,843,145
	KCC Corp.	7,410	1,877,594
	Kia Motors Corp.	263,640	4,181,308
	Kookmin Bank	161,175	12,997,241
	Korea Electric Power Corp.	495,290	19,009,949
*	Korea Exchange Bank	200,200	2,422,287
	Korea Gas Corp.	47,100	1,738,968
	KT Corp.	195,930	8,537,578
	KT Freetel, Ltd.	36,030	1,041,512
	KT&G Corp.	103,590	6,069,223
*	LG Card Co., Ltd.	73,259	4,470,515
	LG Chemical, Ltd.	36,776	1,495,244
#	LG Corp.	136,225	4,047,671
	LG Electronics, Inc.	88,910	5,934,068
*	LG Phillips LCD Co., Ltd.	106,110	4,231,905
*	NCsoft Corp.	6,150	340,348
	POSCO	46,060	11,533,811
	S1 Corp.	3,130	127,714
	Samsung Corp.	77,520	2,185,791
*	Samsung Electro-Mechanics Co., Ltd.	37,767	1,447,027
	Samsung Electronics Co., Ltd.	77,768	52,415,266
	Samsung Fire and Marine Insurance, Ltd.	27,229	3,813,637
	Samsung Heavy Industries Co., Ltd.	126,000	3,002,561
	Samsung SDI Co., Ltd.	24,812	2,049,805
	Samsung Securities Co., Ltd.	33,780	1,963,351
	Shinhan Financial Group Co., Ltd.	190,952	8,585,634
	Shinsegae Co., Ltd.	10,460	5,182,111
	SK Corp., Ltd.	73,084	4,694,499
* #	SK Networks Co., Ltd.	111,390	4,892,371
	SK Telecom Co., Ltd.	56,085	10,954,292
	S-Oil Corp.	94,810	6,479,153
	Woori Investment & Securities Co., Ltd.	67,386	1,464,951

TOTAL — SOUTH KOREA			257,362,108

TAIWAN — (11.8%)
COMMON STOCKS — (11.8%)
	Acer, Inc.	1,578,954	2,436,084
	Advanced Semiconductor Engineering, Inc.	2,532,213	2,589,637
	Advantech Co., Ltd.	320,383	904,312
	Asia Cement Corp.	2,079,572	1,379,956
	Asustek Computer, Inc.	2,507,964	5,614,180
	Au Optronics Corp.	3,867,114	5,662,289
*	Benq Corp.	1,973,318	1,021,527
	Catcher Co., Ltd.	174,628	1,365,171

10

	Cathay Financial Holdings Co., Ltd.	8,465,416	16,156,984
*	Chang Hwa Commercial Bank	3,763,796	2,226,858
	Cheng Shin Rubber Industry Co., Ltd.	797,009	668,316
	Cheng Uei Precision Industry Co., Ltd.	172,658	635,267
	Chi Mei Optoelectronic Corp.	4,441,854	5,251,720
*	China Airlines	2,491,621	1,047,788
*	China Development Financial Holding Corp.	8,036,000	3,099,624
	China Motor Co., Ltd.	1,184,275	894,344
	China Steel Corp.	7,905,578	6,408,186
	Chinatrust Financial Holdings Co., Ltd.	5,734,283	3,755,622
*	Chungwa Picture Tubes Co., Ltd.	5,710,226	1,127,063
*	CMC Magnetics Corp.	2,482,400	615,246
	Compal Communications, Inc.	257,400	1,091,628
	Compal Electronics, Inc.	2,692,639	2,351,657
	Delta Electronics Industrial Co., Ltd.	1,559,134	4,330,485
	E.Sun Financial Holding Co., Ltd.	2,185,070	1,301,281
	Eva Airways Corp.	2,660,444	1,041,105
	Evergreen Marine Corp., Ltd.	2,253,869	1,247,371
	Far East Textile, Ltd.	4,005,189	2,809,814
*	Far Eastern International Bank	1,114,571	353,857
	First Financial Holding Co., Ltd.	4,924,715	3,157,508
	Formosa Chemicals & Fiber Co., Ltd.	5,426,141	7,821,839
	Formosa Plastics Corp.	4,721,167	6,425,826
	Foxconn Technology Co., Ltd.	474,858	3,581,350
	Fu Sheng Industrial Co., Ltd.	228,048	199,953
	Fubon Financial Holding Co., Ltd.	7,768,052	5,783,507
*	Fuh-Hwa Financial Holding Co., Ltd.	1,526,885	646,962
	High Tech Computer Corp.	280,944	7,064,576
	Hon Hai Precision Industry Co., Ltd.	3,835,006	21,581,189
	Hotai Motor Co., Ltd.	387,000	770,476
	Hsinchu International Bank	1,048,519	428,716
	Hua Nan Financial Holding Co., Ltd.	5,737,122	3,608,384
	Inventec Corp.	1,428,756	868,067
	Largan Precision Co., Ltd.	47,250	976,753
*	Lite-On Technology Corp.	2,030,630	2,515,602
	Media Tek, Inc.	735,463	6,691,605
	Mega Financial Holding Co., Ltd.	9,477,535	6,296,493
	Mitac International Corp.	1,002,584	1,018,193
	Nan Ya Plastic Corp.	6,878,218	9,296,782
	Nanya Technology Co., Ltd.	3,558,065	2,476,627
*	Pacific Electric Wire & Cable Corp.	233,200	3,686
	Pou Chen Corp.	1,704,118	1,242,799
	President Chain Store Corp.	776,260	1,579,347
	Quanta Computer, Inc.	3,052,371	4,372,107
*	Quanta Display, Inc.	3,669,138	1,522,913
	Realtek Semiconductor Corp.	513,136	647,587
	Shin Kong Financial Holding Co., Ltd.	3,242,312	2,802,617
*	Silicon Integrated Systems Corp.	964,000	439,123
	Siliconware Precision Industries Co., Ltd.	1,945,692	2,298,555
	SinoPac Holdings Co., Ltd.	4,089,033	1,790,147
	Sunplus Technology Co., Ltd.	457,721	438,103
	Synnex Technology International Corp.	666,982	592,044
*	Taishin Financial Holdings Co., Ltd.	3,774,225	1,797,273
*	Taiwan Business Bank	2,689,644	497,023
	Taiwan Cement Corp.	2,368,290	1,577,916

11

	Taiwan Glass Ind. Corp.	1,073,828	742,096
	Taiwan Semiconductor Manufacturing Co., Ltd.	21,327,076	37,758,351
*	Tatung Co., Ltd.	2,839,000	896,306
	U-Ming Marine Transport Corp.	648,860	681,570
	Uni-President Enterprises Corp.	2,513,020	1,913,402
	United Microelectronics Corp.	14,730,744	8,078,013
*	Walsin Lihwa Corp.	2,278,539	926,799
	Wan Hai Lines Co., Ltd.	1,625,914	877,517
*	Winbond Electronics Corp.	3,308,000	916,642
	Wintek Corp.	747,438	623,174
	Wistron Corp.	972,753	1,079,306
	Ya Hsin Industrial Co., Ltd.	738,011	574,426
	Yang Ming Marine Transport Corp.	2,024,894	1,017,656
	Yulon Motor Co., Ltd.	1,221,069	1,177,468
	Zyxel Communication Corp.	308,893	379,369

TOTAL — TAIWAN			247,841,115

THAILAND — (1.8%)
COMMON STOCKS — (1.8%)
	Advance Info Service Public Co., Ltd. (Foreign)	2,764,500	6,657,457
	Aromatics (Thailand) Public Co., Ltd. (Foreign)	906,200	729,445
	Bangkok Bank Public Co., Ltd. (Foreign)	650,000	1,902,608
#	Bangkok Dusit Medical Services Public Co., Ltd. (Foreign)	243,000	185,903
	Bangkok Expressway Public Co., Ltd. (Foreign)	250,000	141,698
	Bank of Ayudhya Public Co., Ltd. (Foreign)	2,779,900	1,324,114
	Banpu Public Co., Ltd. (Foreign)	132,000	512,826
	BEC World Public Co., Ltd. (Foreign)	1,992,000	970,026
	Bumrungrad Hospital Public Co., Ltd. (Foreign)	220,000	212,214
	C.P. Seven Eleven Public Co., Ltd. (Foreign)	2,614,700	438,334
	Central Pattana Public Co., Ltd. (Foreign)	650,500	337,540
	Charoen Pokphand Foods Public Co., Ltd. (Foreign)	7,587,100	1,005,422
	Delta Electronics (Thailand) Public Co., Ltd. (Foreign)	1,839,310	807,573
	Hana Microelectronics Public Co., Ltd. (Foreign)	387,400	270,603
	Kasikornbank Public Co., Ltd. (Foreign)	1,860,300	3,217,656
	Krung Thai Bank Public Co., Ltd. (Foreign)	11,073,770	3,359,260
	Land & Houses Public Co., Ltd. (Foreign)	2,130,310	430,824
	PTT Chemical Public Co., Ltd. (Foreign)	693,060	1,429,275
	Ratchaburi Electricity Generating Holding Public Co., Ltd. (Foreign)	1,458,000	1,290,008
*	Sahaviriya Steel Industries Public Co., Ltd. (Foreign)	6,094,000	194,593
	Siam Cement Public Co., Ltd. (Foreign)	270,000	1,681,213
	Siam City Cement Public Co., Ltd. (Foreign)	296,013	1,843,189
	Siam Commercial Bank Public Co., Ltd. (Foreign)	2,549,166	3,934,317
	Thai Oil Public Co., Ltd. (Foreign)	787,800	1,278,760
	Thai Union Frozen Products Public Co., Ltd. (Foreign)	2,387,520	1,550,173
	Thanachart Capital PCL, Ltd. (Foreign)	758,050	286,437
* #	TMB Bank, Ltd. (Foreign)	15,028,781	1,303,721
*	True Corp., Ltd. (Foreign)	5,239,000	1,261,654
TOTAL COMMON STOCKS			38,556,843

RIGHTS/WARRANTS — (0.0%)
*	True Corporation Public Company, Ltd. (Foreign) Warrants 03/31/08	1,444,563	0

12

TOTAL — THAILAND		38,556,843

TURKEY — (4.0%)
COMMON STOCKS — (4.0%)
Akbank T.A.S.	3,155,889	17,148,913
Akcansa Cimento Sanayi ve Ticaret A.S.	49,600	265,960
Aksigorta A.S.	122,669	445,128
Anadolu Efes Biracilik ve Malt Sanayi A.S.	182,246	4,830,012
Arcelik A.S	289,702	1,868,232
Dogan Sirketler Grubu Holding A.S.	722,062	3,059,275
* Dogan Yayin Holding A.S.	542,814	1,775,561
Enka Insaat ve Sanayi A.S.	810,190	6,729,472
Eregli Demir ve Celik Fabrikalari Turk A.S.	353,341	1,718,683
Ford Otomotiv Sanayi A.S.	564,879	4,030,343
* Koc Holding A.S. Series B	932,165	3,458,471
Tofas Turk Otomobil Fabrikasi A.S.	1	2
Tupras-Turkiye Petrol Rafinerileri A.S.	289,886	5,282,398
* Turk Sise ve Cam Fabrikalari A.S.	539,099	1,638,161
Turkcell Iletisim Hizmetleri A.S.	183,402	863,666
Turkiye Garanti Bankasi A.S.	3,760,431	10,916,997
Turkiye Is Bankasi A.S.	2,403,571	13,801,164
* Yapi ve Kredi Bankasi A.S.	3,106,338	6,040,708

TOTAL — TURKEY		83,873,146

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (1.0%)
@ Repurchase Agreement, Countrywide Securities 5.29%, 09/01/06 (Collateralized by $10,050,288 FHLMC 6.000%, 02/15/31, valued at $13,733,484) to be repurchased at $13,464,200	$13,462	13,462,222

Repurchase Agreement, PNC Capital Markets, Inc. 5.22%, 09/01/06 (Collateralized by $7,999,000 FHLMC 4.00%, 09/22/09, valued at $7,899,013) to be repurchased at $7,783,128	7,782	7,782,000
TOTAL TEMPORARY CASH INVESTMENTS		21,244,222

TOTAL INVESTMENTS - (100.0%)
(Cost $1,252,701,359) ##		$2,106,210,184

13

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

August 31, 2006

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.3%)
COMMON STOCKS — (0.3%)
*	Alpargatas SAIC	1,007	$1,479
	Banco Macro SA	99,961	197,743
*	Banco Suquia SA	76,789	12,031
*	Capex SA Series A	26,370	75,952
*	Carboclor SA	50,662	21,647
*	Celulosa Argentina SA Series B	8,473	6,544
*	Central Puerto SA Series B	61,000	44,020
	Cresud SA Comercial Industrial Financiera y Agropecuaria	201,401	264,545
	DYCASA SA (Dragados y Construcciones Argentina) Series B	23,052	24,151
*	Endesa Costanera SA Series B	50,000	39,247
*	Ferrum SA de Ceramica y Metalurgica Series B	29,999	32,284
	Fiplasto SA	15,000	4,700
	Importadora y Exportadora de la Patagonia Series B	11,500	66,974
	Introductora de Buenos Aires SA Series A	9,832	4,575
*	IRSA Inversiones y Representaciones SA	379,635	440,983
*	Juan Minetti SA	131,531	114,486
	Ledesma S.A.A.I.	387,128	230,357
*	Metrogas SA Series B	90,000	29,626
*	Polledo SA Industrial y Constructora y Financiera	88,891	9,594
*	Quimica Estrella SA Series B	30,460	7,183
	Solvay Indupa S.A.I.C.	440,500	441,972

TOTAL — ARGENTINA			2,070,093

BRAZIL — (11.1%)
COMMON STOCKS — (1.1%)
	Acesita SA	4,290	78,637
	Acos Villares SA Avil	120,000	26,585
*	Avipal SA Avicultura e Agropecua	101,900,000	400,186
	Cia de Saneamento do Parana	80,000	82,463
	Copesul Companhia Petroquimica do Sul	269,500	3,602,551
	Energias do Brazil SA	8,202	103,673
	Eternit SA	26,000	116,418
*	M&G Poliester SA	640,780	47,819
	Metalurgica Gerdau SA	2,907	47,591
*	Perdigao SA	311,716	3,271,273
	Sao Paulo Alpargatas SA	5,100	209,435
*	Vivo Participacoes SA	8,682	43,207
TOTAL COMMON STOCKS			8,029,838

PREFERRED STOCKS — (10.0%)
	Acesita SA	97,876	1,809,154
	Banco Mercantil do Brasil SA	130,000	17,887

1

	Braskem SA Preferred A	146,000	949,953
	Centrais Electricas de Santa Catarina SA - CELESC Series B	1,618,000	1,237,649
	Companhia Brasileira de Petroleo Ipiranga SA	121,600	965,881
	Companhia de Tecidos Norte de Minas	9,097,102	823,067
	Companhia Energetica do Ceara-Coelce	256,000,000	1,239,403
	Companhia Forca Luz Cataguazes Leopoldina Series A	23,400,000	64,830
	Companhia Paranaense de Energia-Copel Series B	478,800,000	5,147,547
	Confab Industrial SA	624,880	1,206,625
	Distribuidora de Produtos de Petroleo Ipiranga SA	7,800	83,675
	Duratex SA	173,000	1,734,841
*	Eletropaulo Metropolita SA Preferred A	69,600,000	3,083,306
	Embratel Participacoes SA	1,226,600,000	3,833,125
*	Empressa Metropolitanade Aguas e Energia SA	24,000,000	56,530
	Fertibras SA	3,400	50,746
	Forjas Taurus SA	88,000	126,828
	Fras-le SA	20,200	50,877
	Globex Utilidades SA	42,468	336,535
	Gol Linhas Aereas Inteligentes SA	15,400	535,337
*	Gradiente Eletronica SA	2,600	16,371
*	Industria de Bebidas Antarctica Polar SA	23,000	28,160
	Industrias Romi SA	1,400	73,134
*	Inepar Industria e Construcoes SA	9,990	50,789
	Klabin SA	1,681,000	3,371,409
	Lojas Americanas SA	132,090,369	5,852,885
	Magnesita SA Series A	87,900,000	559,215
	Magnesita SA Series C	202,338	1,132
	Mahle-Metal Leve SA Industria e Comercio	28,666	481,332
	Marcopolo SA	506,800	980,979
	Metalurgica Gerdau SA	263,329	4,667,212
*	Net Servicos de Comunicacao SA	396,793	3,562,624
*	Paranapanema SA	119,150	1,036,449
	Randon Implementos e Participacoes SA	197,500	628,242
*	Rasip Agro-Pastoril SA	51,000	4,995
	Refinaria de Petroleo Ipiranga SA	24,600	372,901
	Sadia SA	1,138,000	3,094,468
	Santista Textil SA	16,400	136,157
	Sao Paulo Alpargatas SA	26,200	1,118,144
	Saraiva Livreiros Editores	4,400	42,071
*	Sharp SA Equipamentos Eletronicos	30,200,000	282
	Suzano Papel e Celullose SA	456,934	2,781,245
	Suzano Petroquimica SA	531,705	855,589
	Tele Norte Celular Participacoes SA	549,505,027	87,142
	Telemig Celular Participacoes SA	848,490,371	1,456,364
*	Telemig Celular Participacoes SA Subscription Receipts	9,061,877	15,089
	Tim Participacoes SA	1,691,540,950	4,931,031
	Ultrapar Participacoes SA	137,030	2,454,269
	Uniao des Industrias Petroquimicas SA Series B	1,717,258	1,297,555
*	Varig Participacoes Em Transportes	122,026	270
*	Varig Particpacoes Em Servicos	116,823	147
*	Viacao Aerea Rio-Grandense SA	16,000	10,896
*	Vivo Participacoes SA	1,415,412	4,489,180
	Votorantim Celulose e Papel SA	136,623	2,204,193
	Weg SA	1,359,100	5,768,568
*	Whirlpool SA	301,516	165,946
TOTAL PREFERRED STOCKS			75,950,231

2

TOTAL — BRAZIL			83,980,069

CHILE — (1.8%)
COMMON STOCKS — (1.8%)
	Banmedica SA	422,000	362,725
	Cementos Bio-Bio SA	363,516	984,383
	Colbun SA	10,568,281	1,885,100
	Compania de Consumidores de Gas Santiago SA	56,170	295,905
	Compania SudAmericana de Vapores SA	551,883	693,679
	Corpbanca SA	466,016,129	2,325,774
	Cristalerias de Chile SA	153,324	1,402,872
	Empresas Iansa SA	9,232,481	1,527,370
	Farmacias Ahumada SA	176,276	420,325
*	Madeco SA	14,534,460	1,354,042
	Parque Arauco SA	1,244,614	796,001
	Soquimic Comercial SA	371,856	106,539
	Vina de Concha y Toro SA	1,141,452	1,647,826
*	Vina San Pedro SA	10,717,777	95,093

TOTAL — CHILE			13,897,634

HUNGARY — (1.3%)
COMMON STOCKS — (1.3%)
	BorsodChem NYRT	231,441	3,052,653
*	Danubius Hotel & Spa NYRT	47,091	1,263,551
	Demasz RT	15,581	1,402,940
	Egis Nyrt.	10,308	1,487,831
*	Fotex NYRT	299,751	804,864
*	Linamar Hungary Autoipari es G	64,414	604,523
*	Pannonplast RT	39,441	646,768
*	RABA Automotive Holding P.L.C.	102,964	415,912
*	Synergon Information Systems	37,006	157,637
	Zwack Unicum RT	1,100	56,996

TOTAL — HUNGARY			9,893,675

INDIA — (11.9%)
COMMON STOCKS — (11.9%)
	Aarti Industries, Ltd.	93,754	65,151
	Aban Offshore, Ltd.	53,856	1,419,045
	Adani Exports, Ltd.	505,334	1,298,451
	Aditya Birla Nuvo, Ltd.	4,333	74,714
	Adlabs Films, Ltd.	57,063	355,109
	Aftek Infosys, Ltd.	125,900	166,516
*	Agro Tech Foods, Ltd.	39,674	77,036
	Alembic, Ltd.	26,577	193,638
	Alfa Laval (India), Ltd.	25,490	432,863
	Alok Industries, Ltd.	282,639	380,074
	Alstom Projects India, Ltd.	150,147	883,144
	Amtek Auto, Ltd.	156,994	981,246
	Apollo Hospitals Enterprise, Ltd.	94,015	884,246
	Apollo Tyres, Ltd.	41,852	277,026
*	Aptech, Ltd.	63,975	161,088
	Arvind Mills, Ltd.	187,822	247,720

3

	Asahi India Glass, Ltd.	319,030	596,268
	Asian Hotels, Ltd.	20,649	279,786
	Astra Microwave Products, Ltd.	79,744	293,039
	Aurobindo Pharma, Ltd.	84,761	1,137,326
	Automotive Axles, Ltd.	10,985	110,292
	Avaya Globalconnect, Ltd.	11,644	63,348
	Aztec Software & Technology Services, Ltd.	37,705	117,167
	Bajaj Auto Finance, Ltd.	21,454	179,688
	Bajaj Hindusthan, Ltd.	201,437	1,297,064
	Balaji Telefilms, Ltd.	110,517	309,562
	Ballarpur Industries, Ltd.	340,543	840,466
	Balmer Lawrie & Co., Ltd.	19,055	159,878
	Balrampur Chini Mills, Ltd.	424,058	814,410
	Bank of Rajasthan, Ltd.	172,146	137,426
	Bannari Amman Sugars, Ltd.	15,919	314,278
	BASF India, Ltd.	40,172	186,612
*	Bata India, Ltd.	86,199	373,804
	Berger Paints India, Ltd.	379,303	653,694
	Bharati Shipyard, Ltd.	41,701	281,157
*	Birla Corp., Ltd.	190,628	1,148,882
	Blue Dart Express, Ltd.	16,011	195,949
	Blue Star, Ltd.	15,161	213,973
	BOC India, Ltd.	110,022	401,097
	Bombay Dyeing & Manufacturing Co., Ltd.	79,721	1,097,042
	Bongaigaon Refinery & Petrochemicals, Ltd.	262,145	319,272
	Cadila Healthcare, Ltd.	8,706	63,003
	Carborundum Universal, Ltd.	131,998	437,730
*	Ceat, Ltd.	110,159	242,150
	Century Enka, Ltd.	37,178	113,411
	CESC, Ltd.	164,998	1,033,947
	Chambal Fertilizers & Chemicals, Ltd.	850,651	644,888
	Chennai Petroleum Corp., Ltd.	41,303	174,770
	Cholamandalam DBS Finance, Ltd.	183	570
	CMC, Ltd.	11,541	125,542
	Coromandel Fertilisers, Ltd.	156,904	213,154
*	Cranes Software International, Ltd.	34,152	74,099
	Cummins India, Ltd.	55,651	251,580
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	152,908	266,111
	Dhampur Sugar Mills, Ltd.	67,667	151,736
	Dishman Pharmaceuticals & Chemicals, Ltd.	72,875	297,910
	Divi’s Laboratories, Ltd.	25,761	999,523
	D-Link (India), Ltd.	46,638	84,230
	E.I.D. - Parry (India), Ltd.	178,726	656,400
	Eicher Motors, Ltd.	5,501	26,634
	EIH, Ltd.	21,086	332,167
*	Elder Pharmaceuticals, Ltd.	30,581	240,152
	Electrosteel Casings, Ltd.	13,307	105,984
	Elgi Equipments, Ltd.	88,680	110,167
	Esab India, Ltd.	31,753	251,528
*	Escorts, Ltd.	89,460	164,047
*	Essar Steel, Ltd.	869,663	665,492
	Essel Propack, Ltd.	146,955	239,402
	Eveready Industries (India), Ltd.	149,446	321,311
	Everest Industries, Ltd.	19,415	54,180
	Exide Industries, Ltd.	141,079	1,058,426

4

	FAG Bearings (India), Ltd.	26,817	294,363
	FCI OEN Connectors, Ltd.	2,940	22,750
*	FDC, Ltd.	240,148	219,873
	Federal Bank, Ltd.	128,635	540,803
	Finolex Cables, Ltd.	36,142	271,089
	Finolex Industries, Ltd.	200,176	344,881
*	Gammon India, Ltd.	21,002	153,986
*	Garden Silk Mills, Ltd.	41,526	47,969
	Geodesic Information Systems, Ltd.	76,725	270,811
	Geometric Software Solutions Co., Ltd.	84,812	180,731
	GHCL, Ltd.	194,236	784,194
	Gillette India, Ltd.	3,801	66,928
	GlaxoSmithKline Consumer Healthcare, Ltd.	17,047	185,256
*	Godfrey Phillips India, Ltd.	2,778	68,200
	Godrej Consumer Products, Ltd.	114,492	434,798
	Godrej Industries, Ltd.	514,980	1,115,744
*	Goetze (India), Ltd.	34,403	225,904
	Greaves Cotton, Ltd.	75,608	553,446
*	GTL Infrastructure, Ltd.	258,243	162,044
	GTL, Ltd.	258,243	797,932
	Gujarat Alkalies & Chemicals, Ltd.	117,459	450,328
	Gujarat Fluorochemicals, Ltd.	75,065	835,670
	Gujarat Gas Co., Ltd.	15,312	329,328
	Gujarat Narmada Valley Fertilizers Co., Ltd.	231,207	487,057
	Gujarat State Fertilizers & Chemicals, Ltd.	119,572	450,072
	H.E.G., Ltd.	30,363	86,476
	HCL Infosystems, Ltd.	82,375	289,473
	Hexaware Technologies, Ltd.	234,745	766,573
	Hikal, Ltd.	9,271	72,606
*	Himachal Futuristic Communications, Ltd.	1,158,459	649,430
	Himatsingka Seide, Ltd.	67,078	169,655
	Hinduja TMT, Ltd.	72,150	923,748
	Hindustan Construction Co., Ltd.	454,872	1,044,541
*	Hindustan Motors, Ltd.	280,005	234,322
	Hindustan Oil Exploration Co., Ltd.	93,167	226,762
	Hindustan Sanitaryware & Industries, Ltd.	29,704	64,853
	Honeywell Automation India, Ltd.	2,501	70,655
	Hotel Leelaventure, Ltd.	170,483	1,069,161
	I.B.P. Co., Ltd.	13,488	140,222
	ICI India, Ltd.	34,285	233,085
	iGate Global Solutions, Ltd.	28,229	105,558
*	India Cements, Ltd.	507,094	2,182,826
	India Glycols, Ltd.	36,189	119,897
	Indo Rama Synthetics (India), Ltd.	136,867	157,550
*	IndusInd Bank, Ltd.	354,821	328,368
*	Infotech Enterprises, Ltd.	48,489	213,747
	IPCA Laboratories, Ltd.	39,456	328,864
*	Ispat Industries, Ltd.	930,933	238,032
	IVRCL Infrastructures & Projects, Ltd.	217,335	1,074,439
	J.B. Chemicals & Pharmaceuticals, Ltd.	136,681	269,884
	J.K. Industries, Ltd.	45,651	110,975
	Jammu & Kashmir Bank, Ltd.	60,042	551,865
	JBF Industries, Ltd.	85,460	165,514
	Jindal Poly Films, Ltd.	29,404	87,550
	Jindal Saw, Ltd.	86,416	543,796

5

*	Jindal Stainless, Ltd.	232,194	483,952
*	Jubilant Organosys, Ltd.	54,904	243,893
	K.S.B. Pumps, Ltd.	15,895	175,592
	Karnataka Bank, Ltd.	102,014	242,828
*	KEC Infrastructures, Ltd.	50,258	25,293
	KEC International, Ltd.	50,258	278,906
	Kesoram Industries, Ltd.	71,067	575,055
	Kirloskar Oil Engines, Ltd.	145,453	644,893
	Kohinoor Foods, Ltd.	27,660	46,253
	KPIT Cummins Infosystems, Ltd.	10,977	86,139
	L. G. Balakrishnan & Brothers, Ltd.	41,164	24,630
	Lakshmi Machine Works, Ltd.	915	377,703
	LIC Housing Finance, Ltd.	111,730	394,475
*	LML, Ltd.	48,896	18,782
	Macmillan India, Ltd.	8,169	67,495
	Madras Cements, Ltd.	21,189	1,292,133
	Maharashtra Scooters, Ltd.	4,550	26,688
*	Maharashtra Seamless, Ltd.	99,628	760,692
	Mahavir Spinning Mills, Ltd.	76,291	475,063
	Mahindra Gesco Developers, Ltd.	11,301	170,002
	Marico, Ltd.	120,136	1,315,809
	Mastek, Ltd.	44,670	326,852
*	Max India, Ltd.	63,797	923,940
	McDowell & Co., Ltd.	111,334	1,369,677
	Merck, Ltd.	19,556	222,461
	Micro Inks, Ltd.	11,233	68,740
*	MIRC Electronics, Ltd.	107,161	50,635
*	Mirza International, Ltd.	10,000	30,206
	Monsanto India, Ltd.	10,478	374,636
	Moser Baer (India), Ltd.	149,091	610,323
	Motherson Sumi Systems, Ltd.	444,270	851,968
	Mphasis BFL, Ltd.	214,746	811,304
	MRF, Ltd.	3,715	295,877
*	Mukand, Ltd.	111,752	204,906
*	Mysore Cements, Ltd.	177,562	198,459
	Nagarjuna Construction Co., Ltd.	235,403	1,475,257
*	Nagarjuna Fertilizers & Chemicals, Ltd.	610,175	154,725
*	Nahar Exports, Ltd.	65,627	103,999
	Nahar Spinning Mills, Ltd.	14,052	64,705
*	Natco Pharma, Ltd.	42,713	99,034
	National Organic Chemical Industries, Ltd.	307,183	157,013
	Navneet Publications (India), Ltd.	6,000	38,066
*	Nelco, Ltd.	40,558	69,735
	NIIT Technologies, Ltd.	58,188	233,459
*	Omax Autos, Ltd.	27,439	55,166
	Orchid Chemicals & Pharmaceuticals, Ltd.	97,801	425,449
*	Panacea Biotec, Ltd.	110,695	774,617
	Pantaloon Retail India, Ltd.	3,093	109,811
*	Pentamedia Graphics, Ltd.	295,907	24,903
*	Petronet LNG, Ltd.	234,301	246,966
	Pfizer, Ltd.	26,708	470,705
	Pidilite Industries, Ltd.	368,110	778,788
	Polaris Software Lab, Ltd.	146,792	353,262
	Polyplex Corp., Ltd.	11,792	27,963
	Pricol, Ltd.	44,997	35,767

6

*	Prism Cements, Ltd.	488,874	376,763
	PSL, Ltd.	29,921	130,192
	PTC India, Ltd.	44,351	54,361
	Punjab Tractors, Ltd.	106,058	512,544
	Radico Khaitan, Ltd.	156,080	505,119
*	Rain Calcining, Ltd.	269,093	194,500
	Rajasthan Spinning & Weaving Mills, Ltd.	35,412	84,864
	Rallis India, Ltd.	16,697	101,728
*	Rama Newsprint & Papers, Ltd.	88,554	17,640
	Raymond, Ltd.	39,006	363,465
*	Rico Auto Industries, Ltd.	168,931	259,365
	Rolta India, Ltd.	91,583	433,211
	Ruchi Soya Industries, Ltd.	36,927	206,922
	Shree Cement, Ltd.	51,619	1,048,858
	Shriram Transport Finance Co., Ltd.	103,320	232,905
*	Shyam Telecom, Ltd.	59,258	77,041
*	Sical Logistics, Ltd.	8,553	42,766
	SKF India, Ltd.	64,192	394,521
*	Solectron Centum Electronics, Ltd.	18,865	68,021
	Sona Koyo Steering Systems, Ltd.	87,030	171,479
	Sonata Software, Ltd.	155,438	96,390
	South India Bank, Ltd.	73,050	107,730
	Srei Infrastructure Finance, Ltd.	134,615	128,097
	SRF, Ltd.	118,415	601,396
*	SSI, Ltd.	29,344	95,080
	Sterling Biotech, Ltd.	303,184	716,528
	Sterlite Optical Technologies, Ltd.	75,250	281,242
	Strides Arcolab, Ltd.	55,235	333,161
	Subex Azure, Ltd.	35,684	346,804
	Sundaram-Clayton, Ltd.	3,890	85,406
	Sundram Fastners, Ltd.	232,526	668,637
	Tata Elxsi, Ltd.	67,874	318,106
	Tata Investment Corp., Ltd.	26,869	225,828
	Tata Metaliks, Ltd.	42,871	134,592
	Tata Sponge Iron, Ltd.	25,066	59,188
*	Tata Teleservices Maharashtra, Ltd.	846,588	343,284
*	Tele Data Informatics, Ltd.	222,992	47,345
	Texmaco, Ltd.	12,687	204,211
	Thermax, Ltd.	267,500	1,680,407
	Tinplate Company of India, Ltd.	55,301	75,359
	Titan Industries, Ltd.	71,834	1,208,903
	Torrent Pharmaceuticals, Ltd.	134,964	553,405
*	Torrent Power AEC, Ltd.	8,951	40,817
	Trent, Ltd.	4,352	78,099
	Tube Investments of India, Ltd.	213,260	358,981
	TVS Motor Co., Ltd.	419,055	835,671
	Ucal Fuel Systems, Ltd.	16,389	38,663
	Unichem Laboratories, Ltd.	55,510	284,576
	Unitech, Ltd.	249,145	1,035,303
	Usha Martin, Ltd.	77,261	270,794
*	Uttam Galva Steels, Ltd.	127,929	89,018
	Varun Shipping Co.	182,262	289,622
	Vesuvius India, Ltd.	12,502	61,536
	Videocon Industries, Ltd.	5,902	52,483
	Visualsoft Technologies, Ltd.	34,083	66,272

7

	Voltas, Ltd.	59,216	1,200,375
*	Welspun India, Ltd.	92,659	174,460
*	Welspun-Gujarat Stahl Rohren, Ltd.	233,262	369,070
	Wyeth, Ltd.	38,457	475,296
	Zensar Technologies, Ltd.	41,117	193,118
	Zuari Industries, Ltd.	45,790	174,459
TOTAL COMMON STOCKS			90,075,002

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd. Cumulative Preferred Shares	620,622	24,673

RIGHTS/WARRANTS — (0.0%)
*	Hindustan Oil Exploration Co., Ltd. Rights 10/06/06	31,055	24,859

TOTAL — INDIA			90,124,534

INDONESIA — (3.3%)
COMMON STOCKS — (3.3%)
*	PT Agis Tbk	4,773,000	52,578
	PT Asahimas Flat Glass Tbk	1,012,000	244,782
	PT Astra Agro Lestari Tbk	4,860,000	4,912,505
	PT Astra Graphia Tbk	4,549,000	127,422
*	PT Bakrieland Development Tbk	7,756,000	140,669
*	PT Bank Pan Indonesia Tbk	19,801,875	1,001,434
*	PT Batu Buana Tbk	77,715	652
	PT Berlian Laju Tanker Tbk	11,737,700	2,566,835
	PT Bhakti Investama Tbk	9,031,500	283,205
	PT Branta Mulia Tbk	66,000	7,944
*	PT Budi Acid Jaya Tbk	1,449,000	17,528
	PT Charoen Pokphand Indonesia Tbk	3,406,500	132,987
	PT Ciputra Surya Tbk	2,773,000	222,465
	PT Citra Marga Nusaphala Persada Tbk	6,649,500	496,783
	PT Clipan Finance Indonesia Tbk	3,133,000	111,935
*	PT Davomas Adabi Tbk	20,960,000	1,498,645
*	PT Delta Dunia Petronda Tbk	2,000,000	20,890
*	PT Dharmala Intiland Tbk	277,400	6,099
*	PT Dynaplast Tbk	1,038,000	89,001
	PT Enseval Putera Megatrading Tbk	6,380,000	441,654
*	PT Eterindo Wahanatama Tbk	397,000	10,466
*	PT Ever Shine Textile Tbk	4,029,640	36,544
*	PT Hero Supermarket Tbk	33,000	19,770
*	PT Holcim Indonesia Tbk	702,000	40,864
*	PT Indal Aluminium Industry Tbk	47,000	827
	PT Indocement Tunggal Prakarsa Tbk	936,500	470,711
	PT Indofood Sukses Makmur Tbk	14,093,000	1,840,757
	PT Indo-Rama Synthetics Tbk	2,211,000	104,996
	PT Jaya Real Property Tbk	1,967,500	125,780
	PT Kalbe Farma Tbk	14,904,238	1,833,249
*	PT Karwell Indonesia Tbk	138,000	3,262
	PT Kawasan Industry Jababeka Tbk	43,401,000	596,408
*	PT Keramika Indonesia Assosiasi Tbk	100,000	1,924
	PT Lautan Luas Tbk	1,887,500	79,910
*	PT Lippo Karawaci Tbk	8,917,000	862,413

8

	PT Matahari Putra Prima Tbk	3,217,500	268,652
	PT Mayorah Indah Tbk	2,473,500	268,879
	PT Medco Energi International Tbk	548,000	216,590
	PT Metrodata Electronics Tbk	3,981,000	30,630
*	PT Modern Photo Tbk	40,000	1,209
*	PT Mulia Industrindo Tbk	542,000	10,420
*	PT Mustika Ratu Tbk	723,000	25,405
*	PT Pakuwon Jati Tbk	63,000	3,255
*	PT Panasia Indosyntec Tbk	79,000	3,474
*	PT Panin Insurance Tbk	7,979,000	205,870
*	PT Petrosea Tbk	15,000	10,146
*	PT Pioneerindo Gourmet International Tbk	29,000	1,275
*	PT Polychem Indonesia Tbk	7,563,500	182,921
*	PT Prasidha Aneka Niaga Tbk	84,000	739
	PT Pudjiadi Prestige, Ltd. Tbk	45,500	900
	PT Ramayana Lestari Sentosa Tbk	3,453,500	296,140
	PT Samudera Indonesia Tbk	223,000	151,760
	PT Selamat Semp Tbk	1,920,000	64,373
	PT Semen Gresik Tbk	38,000	105,880
*	PT Sinar Mas Agro Resources & Technology Tbk	438,960	192,910
*	PT Sumalindo Lestari Jaya Tbk	274,750	43,161
	PT Summarecon Agung Tbk	8,864,800	886,374
*	PT Sunson Textile Manufacturer Tbk	2,325,500	46,085
*	PT Suparma Tbk	2,400,000	48,268
*	PT Surabaya Agung Industri Pulp & Kertas Tbk	64,500	1,968
*	PT Surya Dumai Industri Tbk	3,298,500	130,533
*	PT Suryainti Permata Tbk	1,624,500	40,126
*	PT Suryamas Dutamakmur Tbk	125,000	2,067
	PT Tempo Scan Pacific Tbk	711,500	531,268
*	PT Texmaco Jaya Tbk	93,000	30,158
	PT Timah Tbk	1,549,500	296,221
	PT Trias Sentosa Tbk	9,198,400	136,365
	PT Trimegah Sec Tbk	9,961,000	142,590
	PT Tunas Ridean Tbk	1,987,000	137,379
	PT Ultrajaya Milk Industry & Trading Co. Tbk	390,000	11,558
	PT Unggul Indah Cahaya Tbk	48,239	14,583
	PT United Tractors Tbk	3,119,260	1,970,784
*	PT Wicaksana Overseas International Tbk	28,560	110
TOTAL COMMON STOCKS			24,914,920

RIGHTS/WARRANTS — (0.0%)
*	PT Bank Pan Indonesia Tbk Warrants 07/10/09	3,480,375	66,952
*	Sumalindo Lestari Warrants 07/09/09	39,250	2,502
TOTAL RIGHTS/WARRANTS			69,454

TOTAL — INDONESIA			24,984,374

ISRAEL — (4.9%)
COMMON STOCKS — (4.9%)
*	Afcon Industries, Ltd.	795	4,217
*	Albad Massuot Yitzhak, Ltd.	13,957	130,655
	Alony Hetz Properties & Investments, Ltd.	212,923	897,953
*	Alvarion, Ltd.	131,965	938,196
	American Israeli Paper Mills, Ltd.	7,985	319,738

9

	Analyst I.M.S.	18,043	197,572
*	AudioCodes, Ltd.	95,696	961,263
	Azorim Investment Development & Construction Co., Ltd.	76,479	1,063,353
*	Baran Group, Ltd.	22,963	292,467
*	Beit Shemesh Engines Holdings (1997), Ltd.	3,351	9,924
*	Blue Square Chain Stores Properties & Investments, Ltd.	43,471	409,005
	Blue Square-Israel, Ltd.	100,987	1,190,210
*	Cham Foods (Israel), Ltd.	14,289	11,447
	Clal Industries, Ltd.	206,676	1,044,742
*	Compugen, Ltd.	11,938	31,417
	Dan Vehicle & Transportation	52,579	280,252
*	Danya Cebus, Ltd.	31,829	235,559
	Delek Automotive Systems, Ltd.	223,460	1,425,580
	Delek Drilling LP, Ltd.	1,257,523	521,322
*	Delta-Galil Industries, Ltd.	40,310	325,384
*	Direct Insurance - I.D.I. Insurance Co., Ltd.	102,943	365,547
*	Discount Mortgage Bank, Ltd.	1,320	149,571
	Elbit Medical Imaging, Ltd.	59,719	1,378,223
*	Electra (Israel), Ltd.	9,152	1,141,470
*	Electra Consumer Products	41,717	271,113
	Elron Electronic Industries, Ltd.	73,914	786,317
*	Feuchtwanger Investments 1984, Ltd.	4,200	12
*	First International Bank of Israel, Ltd.	328,986	795,678
	FMS Enterprises Migun, Ltd.	19,621	879,191
*	Formula Systems (1985), Ltd.	27,602	288,509
*	Formula Vision Technologies, Ltd.	1,604	736
	Frutarom	150,340	1,093,172
*	Granite Hacarmel Investments, Ltd.	19,200	25,143
*	Hamlet (Israel-Canada), Ltd.	12,751	75,898
*	Housing & Construction Holding Co., Ltd.	837,336	875,663
	IBI Investment House, Ltd.	22,725	244,096
	Industrial Building Corp., Ltd.	541,431	1,032,548
*	Israel Petrochemical Enterprises, Ltd.	60,196	436,394
	Israel Salt Industries, Ltd.	90,709	555,809
	Ituran Location & Control, Ltd.	45,195	639,517
*	J.O.E.L. Jerusalem Oil Exploration, Ltd.	24,372	268,333
	Knafaim Arkia Holdings, Ltd.	27,233	243,237
	Leader Holding & Investments, Ltd.	61,929	102,695
*	Lipman Electronic Engineering, Ltd.	39,430	981,575
*	Magal Security Systems, Ltd.	16,298	162,780
*	Magic Software Enterprises, Ltd.	35,590	55,995
*	Matav-Cable Systems Media, Ltd.	72,776	442,349
	Medtechnica, Ltd.	37,742	219,234
*	Mer Industries, Ltd.	12,927	73,952
*	Metalink, Ltd.	32,556	175,027
*	Metis Capital, Ltd.	3,169	8,420
*	Middle East Tube Co., Ltd.	19,000	26,811
*	Miloumor, Ltd.	28,615	96,563
*	Mivtach Shamir Holdings, Ltd.	18,885	283,106
*	Naphtha Israel Petroleum Corp.	105,630	32,019
*	Neto M.E. Holdings, Ltd.	8,295	225,173
*	NICE Systems, Ltd.	54,006	1,351,900
	Nisko Industries (1992), Ltd.	7,691	45,314
*	OCIF Investments and Development, Ltd.	5,002	110,971
*	Orckit Communications, Ltd.	29,519	268,744

10

	Ormat Industries, Ltd.	238,897	2,377,559
	Osem Investment, Ltd.	63,569	550,377
	Packer Plada, Ltd.	844	52,315
	Property and Building Corp., Ltd.	9,425	1,179,076
*	RADVision, Ltd.	36,193	600,443
	Rapac Electronics, Ltd.	6,000	23,496
	Rapac Technologies (2000), Ltd.	6,000	45,136
*	Retalix, Ltd.	52,449	956,425
*	Scailex Corp., Ltd.	73,337	517,223
	Shrem Fudim Kelner & Co., Ltd.	37,724	124,661
	Spectronix, Ltd.	9,752	28,846
	Suny Electronic Inc., Ltd.	76,519	263,389
*	Super-Sol, Ltd. Series B	449,336	1,349,848
	Tadiran Communications, Ltd.	33,810	1,061,531
*	Team Computer & Systems, Ltd.	1,400	19,568
	Telsys, Ltd.	9,661	72,982
*	The Israel Land Development Co., Ltd.	55,310	190,440
*	Tower Semiconductor, Ltd.	189,824	262,899
*	TTI Team Telecom International, Ltd. ADR	2,940	14,641
*	Union Bank of Israel, Ltd.	120,682	514,398
	Urdan Industries, Ltd.	251,159	160,593
*	Ytong Industries, Ltd.	52,500	51,351
TOTAL COMMON STOCKS			36,916,258

RIGHTS/WARRANTS — (0.0%)
*	Alony Hetz Properties & Investments, Ltd. Warrants 11/20/07	16,263	35,030

TOTAL — ISRAEL			36,951,288

MALAYSIA — (8.4%)
COMMON STOCKS — (8.4%)
	A&M Realty Berhad	32,500	12,775
*	Acoustech Berhad	312,400	71,425
	ACP Industries Berhad	521,100	120,352
	Aeon Co. (M) Berhad	511,300	798,820
	Affin Holdings Berhad	2,330,200	1,064,525
	Amalgamated Industrial Steel Berhad	11,250	1,740
*	AMBD Berhad	58,000	2,133
	Amway (Malaysia) Holdings Berhad	396,700	686,635
	Ann Joo Resources Berhad	449,200	159,572
*	Anson Perdana Berhad	10,000	122
*	Antah Holding Berhad	23,000	875
	APM Automotive Holdings Berhad	215,100	125,936
*	Arab Malaysia Corp. Berhad	558,000	189,470
	Asas Dunia Berhad	16,000	3,041
*	Asia Pacific Land Berhad	1,595,700	134,451
	Asiatic Development Berhad	1,877,700	1,880,437
	Ayer Hitam Planting Syndicate Berhad	6,000	4,297
	Bandar Raya Developments Berhad	1,190,200	350,688
	Batu Kawan Berhad	302,400	766,645
*	Berjaya Capital Berhad	93,840	19,149
*	Berjaya Corp. Berhad	3,193,900	100,212
*	Berjaya Corp. Berhad ICULS	5,425,041	88,428
*	Berjaya Land Berhad	620,600	87,512

11

	Bernas Padiberas Nasional Berhad	1,256,000	591,245
	Bimb Holdings Berhad	208,200	65,294
*	Bintai Kinden Corp. Berhad	16,000	4,312
*	Bolton Properties Berhad	96,000	19,317
	Boustead Holdings Berhad	1,707,100	880,581
	Boustead Properties Berhad	290,500	229,168
	Cahya Mata Sarawak Berhad	283,100	76,241
	Carlsberg Brewery Malaysia Berhad	943,100	1,282,112
	Cement Industries of Malaysia Berhad	405,000	295,018
	Chemical Co. of Malaysia Berhad	231,800	212,943
	Chin Teck Plantations Berhad	33,000	48,234
*	Compugates Holdings Berhad	600	248
*	Cosway Corp. Berhad	113,000	25,714
	Courts Mammoth Berhad	177,000	33,761
	Cycle & Carriage Bintang Berhad	15,000	15,697
*	Damansara Realty Berhad	1,962,200	71,343
*	Datuk Keramik Holdings Berhad	24,000	293
	Dijaya Corp. Berhad	96,000	19,215
	DNP Holdings Berhad	34,000	5,237
	DRB-Hicom Berhad	2,238,100	907,293
*	Dunham-Bush (Malaysia) Berhad	16,950	6,103
	Dutch Lady Milk Industries Berhad	107,400	283,626
*	E&O Property Development Berhad	24,000	4,653
	Eastern & Oriental Berhad (6468754)	96,000	25,627
*	Eastern & Oriental Berhad (B19ZLW1)	36,000	9,633
	Eastern Pacific Industrial Corp. Berhad	143,800	49,908
	ECM Libra Avenue Berhad	700,877	118,379
	Edaran Otomobil Nasional Berhad	529,000	294,293
	Eng Kah Corp. Berhad	32,000	28,314
	Engtex Group Berhad	240,200	69,444
	Esso Malaysia Berhad	256,900	243,438
*	Faber Group Berhad	554,000	91,462
	Far East Holdings Berhad	47,400	48,481
*	FCW Holdings Berhad	24,000	976
*	Fountain View Development Berhad	808,200	46,103
	Fraser & Neave Holdings Berhad	430,600	715,309
	Globetronics Technology Berhad	2,514,600	195,068
	Glomac Berhad	439,800	127,564
	Gold IS Berhad	163,600	62,187
	Golden Hope Plantations Berhad	705,588	922,131
*	Golden Plus Holdings Berhad	16,000	1,742
*	Gopeng Berhad	17,000	2,097
	Guiness Anchor Berhad	1,041,700	1,603,516
*	Gula Perak Berhad	1,875,775	66,394
	Guthrie Ropel Berhad	35,900	40,709
	Hap Seng Consolidated Berhad	752,300	445,100
	Heitech Padu Berhad	26,000	8,404
*	HIL Industries Berhad	56,810	5,281
*	HLG Capital Berhad	12,000	2,580
	Hock Seng Lee Berhad	135,060	106,589
	Hong Leong Industries Berhad	482,700	529,607
	Hume Industries (Malaysia) Berhad	374,067	297,651
	Hwang-DBS (Malaysia) Berhad	151,500	62,446
	IGB Corp. Berhad	3,827,450	1,492,184
	IJM Plantations Berhad	37,600	16,367

12

*	Insas Berhad	1,225,200	101,158
	Integrated Logistics Berhad	331,500	193,269
	Island & Peninsular Berhad	2,093,340	746,390
*	Jaks Resources Berhad	1,077,000	136,286
*	Java, Inc. Berhad	37	7
	Jaya Tiasa Holdings Berhad	283,600	207,143
*	Johan Holdings Berhad	30,000	937
	Johor Land Berhad	69,910	18,368
	JT International Berhad	550,600	599,489
	K & N Kenanga Holdings Berhad	287,300	46,071
	Keck Seng (Malaysia) Berhad	535,400	483,558
*	Kejora Harta Berhad	969,800	130,413
	KFC Holdings (Malaysia) Berhad	536,300	703,075
	Kian Joo Can Factory Berhad	559,200	365,859
	Kim Hin Industry Berhad	52,000	17,710
	KLCC Property Holdings Berhad	2,582,000	1,542,268
	KNM Group Berhad	286,000	665,056
	KPJ Healthcare Berhad	62,000	34,534
*	Kretam Holdings Berhad	15,000	2,064
	KrisAssets Holdings Berhad	98,863	65,533
	KSL Holdings Berhad	303,400	112,142
*	Kub Malaysia Berhad	2,296,100	265,665
*	Kulim Malaysia Berhad	569,850	695,336
*	Kumpulan Europlus Berhad	1,268,800	93,505
*	Kumpulan Fima Berhad	534,900	108,379
*	Kumpulan Hartanah Selangor Berhad	166,500	9,273
	Kwantas Corp. Berhad	155,800	153,250
	Ladang Perbadanan-Fima Berhad	11,000	8,375
*	Land & General Berhad	2,276,500	111,768
	Landmarks Berhad	1,772,600	787,808
	Leader Universal Holdings Berhad	1,923,200	238,879
	Leong Hup Holdings Berhad	427,700	148,153
	Lingkaran Trans Kota Holdings Berhad	1,155,100	867,996
	Lion Diversified Holdings Berhad	837,000	1,052,463
	Lion Industries Corp. Berhad	1,560,400	333,486
*	Liqua Health Corp. Berhad	173	12
*	London Biscuits Berhad	95,800	47,640
	MAA Holdings Berhad	986,866	389,869
	Magnum 4D Berhad	80,000	59,645
	Malayan Cement Berhad	2,302,250	504,236
*	Malaysia Aica Berhad	48,200	8,064
	Malaysia Building Society Berhad	35,000	6,375
	Malaysia Industrial Development Finance Berhad	2,255,000	604,988
	Malaysian Bulk Carriers Berhad	1,209,400	782,829
	Malaysian Mosaics Berhad	397,000	189,241
	Malaysian National Reinsurance Berhad	455,000	511,598
	Malaysian Oxygen Berhad	433,000	1,457,205
	Malaysian Pacific Industries Berhad	107,000	293,803
*	Malaysian Resources Corp. Berhad	3,515,066	725,250
*	Mancon Berhad	12,000	2,836
	Manulife Insurance (M) Berhad	100,800	59,113
	MBM Resources Berhad	102,966	79,048
	Media Prima Berhad	61,533	28,735
	Melewar Industrial Group Berhad	58,600	15,738
	Metro Kajang Holdings Berhad	58,800	14,832

13

*	Mieco Chipboard Berhad	69,000	18,444
	MK Land Holdings Berhad	1,895,200	285,956
	MTD Infraperdana Berhad	3,284,300	889,916
	Muhibbah Engineering Berhad	395,100	180,918
*	MUI Properties Berhad	75,200	4,180
*	Mulpha International Berhad	4,338,350	1,443,790
*	Multi-Purpose Holdings Berhad	457,000	115,944
*	Mycron Steel Berhad	14,650	2,914
	Naim Cendera Berhad	527,300	433,463
	Naluri Berhad	897,000	149,133
*	Nam Fatt Berhad	378,200	38,863
	Narra Industries Berhad	16,000	5,342
	NCB Holdings Berhad	1,147,200	830,902
	New Straits Times Press (Malaysia) Berhad	749,600	348,685
*	Nikko Electronics Berhad	36,600	5,994
	NV Multi Corp. Berhad	420,900	55,965
*	NWP Holdings Berhad	112,000	7,524
	Nylex (Malaysia) Berhad	332,500	82,232
	Oriental Holdings Berhad	93,500	101,118
	OSK Holdings Berhad	1,625,871	644,413
	OSK Property Holdings Berhad	3,393	1,118
	P.I.E. Industrial Berhad	140,100	91,917
	Pacific & Orient Berhad	43,962	19,707
	Pacificmas Berhad	63,600	107,310
*	Pan Malaysia Cement Works Berhad	192,000	14,566
*	Pan Malaysian Industries Berhad	818,000	7,679
	Panasonic Manufacturing Malaysia Berhad	94,184	241,741
*	Panglobal Berhad	14,000	7,188
	PBA Holdings Berhad	191,100	63,935
	Pelikan International Corp. Berhad	312,300	264,924
	Petaling Garden Berhad	190,600	82,838
	PK Resources Berhad	14,000	1,679
	Pos Malaysia & Services Holdings Berhad	1,223,963	1,516,374
*	Prime Utilities Berhad	3,000	283
*	Promet Berhad	52,000	0
	Puncak Niaga Holdings Berhad	1,113,600	772,078
	QL Resources Berhad	397,900	308,185
	QSR Brand Berhad	32,000	27,651
	Ramatex Berhad	292,700	166,734
	Ranhill Berhad	1,419,680	478,462
*	Ranhill Utilities Berhad	227,160	79,281
*	Rashid Hussain Berhad	182,000	54,337
*	RB Land Holdings Berhad	462,400	58,845
*	Rekapacific Berhad	55,000	0
	Road Builders (Malaysia) Holdings Berhad	1,907,600	1,193,918
*	Salcon Berhad	572,400	94,287
	Sapura Resources Berhad	43,000	3,964
	Sapura Telecommunications Berhad	64,846	12,861
	Sarawak Enterprise Corp. Berhad	998,900	342,472
	Scomi Group Berhad	2,799,200	664,159
	Shangri-La Hotels (Malaysia) Berhad	114,000	53,285
	SHL Consolidated Berhad	75,000	20,320
*	Sime Engineering Services Berhad	720,200	264,768
	Sime UEP Properties Berhad	133,000	140,190
	Southern Acids (Malaysia) Berhad	41,000	17,303

14

	Southern Steel Berhad	400,800	120,965
*	SRI Hartemas Berhad	65,000	0
	Subur Tiasa Holdings Berhad	290,100	294,293
*	Sumatec Resources Berhad	345,800	79,264
	Sunrise Berhad	904,820	357,729
	Sunway City Berhad	687,200	335,051
*	Sunway Holdings, Inc. Berhad	2,059,000	248,847
	Supermax Corp. Berhad	230,450	169,129
	Suria Capital Holdings Berhad	488,000	58,543
	Symphony House Berhad	20,571	1,737
	Ta Ann Holdings Berhad	396,400	826,109
	TA Enterprise Berhad	3,331,400	620,080
*	Talam Corp. Berhad	12,850	403
*	Tamco Corp. Holdings Berhad	83,000	10,054
	Tan Chong Motor Holdings Berhad	1,993,300	739,757
*	Tanah Emas Corp. Berhad	65,000	9,099
	Tasek Corp. Berhad	87,600	63,493
	TH Group Berhad	70,000	11,635
*	Time Dotcom Berhad	1,413,800	253,276
*	Time Engineering Berhad	1,980,100	332,851
	Top Glove Corp. Berhad	559,200	1,315,858
	Tradewinds (Malaysia) Berhad	290,600	204,128
*	Tradewinds Corp. Berhad	1,783,700	339,713
*	Tradewinds Plantation Berhad	650,500	323,249
*	Trengganu Development & Management Berhad	79,700	19,205
	Tronoh Mines Malaysia Berhad	610,500	644,913
	UAC Berhad	25,000	29,403
	Uchi Technologies Berhad	1,138,500	989,308
	UDA Holdings Berhad	947,300	721,811
	UEM World Berhad	2,339,600	919,714
	Unico-Desa Plantations Berhad	1,475,152	202,708
	Unisem (M) Berhad	1,226,200	487,795
	United Malacca Rubber Estates Berhad	118,900	150,076
	United Malayan Land Berhad	13,000	4,448
	United Plantations Berhad	663,600	1,533,267
*	Utama Banking Group Berhad	212,600	57,758
	VS Industry Berhad	183,200	72,100
	Wah Seong Corp. Berhad	879,100	528,040
	Worldwide Holdings Berhad	385,600	335,099
	WTK Holdings Berhad	376,400	623,925
	Yeo Hiap Seng (Malaysia) Berhad	47,300	26,014
	Yi-Lai Berhad	84,100	26,288
	Yu Neh Huat Berhad	750,400	255,160
TOTAL COMMON STOCKS			63,464,945

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1 08/03/13	176,957	5,528
*	Malayan United Industries Berhad A2 08/03/13	176,957	5,288
*	Ramunia Holdings Berhard Non Cumulative Irredeemable Convertible Preferred Shares 12/20/09	1,840	253
TOTAL PREFERRED STOCKS			11,069

15

RIGHTS/WARRANTS — (0.0%)
*	Liqua Health Corp. Berhad Warrants 09/09/08	34	1
*	Melewar Industrial Group Berhad Warrants 06/14/10	11,720	605
*	Mieco Chipboard Berhad Warrants 04/21/09	23,000	1,750
TOTAL RIGHTS/WARRANTS			2,356

TOTAL — MALAYSIA			63,478,370

MEXICO — (6.9%)
COMMON STOCKS — (6.9%)
	Consorcio Ara S.A. de C.V.	1,015,200	4,725,776
*	Consorcio Hogar S.A. de C.V. Series B	325,000	122,103
#	Controladora Comercial Mexicana S.A. de C.V. Series B	2,191,700	4,117,113
* #	Corporacion Geo S.A. de C.V. Series B	1,907,200	7,689,653
*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	910,372	1,626,714
	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	1,623	402
	Corporativo Fragua S.A. de C.V. Series B	31	176
*	Desc S.A. de C.V. Series B	196,367	167,344
	Embotelladora Arca S.A. de C.V., Mexico	1,754,900	5,081,563
*	Empaques Ponderosa S.A. de C.V. Series B	206,000	16,989
*	Empresas ICA S.A. de C.V	1,438,508	4,877,214
	Gruma S.A. de C.V. Series B	1,069,600	3,229,495
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	598,000	2,088,872
	Grupo Cementos de Chihuahua S.A. de C.V.	701,400	2,520,758
	Grupo Continental S.A. de C.V.	902,000	1,570,428
	Grupo Corvi S.A. de C.V. Series L	100,000	27,857
	Grupo Elektra S.A. de C.V.	128,500	1,244,618
*	Grupo Herdez S.A. de C.V.	107,000	81,380
*	Grupo Imsa S.A. de C.V.	12,300	47,338
	Grupo Industrial Maseca S.A. de C.V. Series B	510,000	348,164
*	Grupo Industrial Saltillo S.A. de C.V.	176,552	203,845
*	Grupo Iusacell S.A. de C.V.	61,505	377,610
*	Grupo Nutrisa S.A. de C.V.	188	172
	Grupo Posadas S.A. de C.V. Series L	199,000	164,117
*	Grupo Qumma S.A. de C.V. Series B	105,334	1,737
	Industrias Bachoco S.A. de C.V. (Certificate Representing Series B and Series L)	76,000	253,497
	Industrias Penoles S.A. de C.V.	285,400	2,406,022
*	Industrias S.A. de C.V. Series B	1,221,948	3,730,917
*	Jugos del Valle S.A. de C.V. Series B	50,900	118,937
*	Movilaccess S.A. de C.V. Series B	13,489	241,031
*	Promotora y Operadora de Infraestructura S.A. de C.V.	67,110	82,466
*	Sanluis Corporacion S.A. de C.V. Series A	3,300	816
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	4,642	2,042
*	Savia S.A. de C.V.	610,700	44,769
	TV Azteca S.A. de C.V. Series A	5,973,800	3,941,314
#	Vitro S.A. de C.V.	875,900	975,189

TOTAL — MEXICO			52,128,438

PHILIPPINES — (1.3%)
COMMON STOCKS — (1.3%)
	Aboitiz Equity Ventures, Inc.	617,000	60,053
	Alaska Milk Corp.	1,404,000	82,641
*	Bacnotan Consolidated Industries, Inc.	146,680	24,735

16

*	Belle Corp.	20,937,000	418,607
*	Benpres Holdings Corp.	9,148,000	193,966
*	C & P Homes, Inc.	647,700	16,348
*	Cebu Holdings, Inc.	2,284,000	104,059
*	Digital Telecommunications (Philippines), Inc.	20,973,000	527,331
	DMCI Holdings, Inc.	1,792,000	142,521
	EDSA Properties Holdings, Inc.	1,759,970	28,409
*	EEI Corp.	1,929,000	62,855
*	Fil-Estate Land, Inc.	3,170,700	28,080
*	Filinvest Development Corp.	4,664,500	256,657
*	Filinvest Land, Inc.	32,247,562	859,569
	First Philippines Holdings Corp.	1,019,400	841,018
	Ginebra San Miguel, Inc.	1,003,200	453,594
*	Global Equities, Inc.	886,462	11,138
*	House of Investments, Inc.	732,000	16,967
	International Container Terminal Services, Inc.	4,593,837	1,331,461
*	Ionics, Inc.	769,825	31,175
*	iVantage Corp.	593,400	16,288
	Jollibee Food Corp.	463,700	291,177
*	Lepanto Consolidated Mining Co. Series B	2,310,000	12,216
*	Mabuhay Holdings Corp.	516,000	2,438
	Macroasia Corp.	2,237,500	98,444
*	Manila Jockey Club, Inc.	130,622	6,942
	Megaworld Properties & Holdings, Inc.	26,212,200	864,223
*	Metro Pacific Corp.	36,543,860	145,898
	Petron Corp.	400,000	31,412
	Philex Mining Corp. Series B	2,068,000	160,552
*	Philippine Bank of Communications	14,726	17,393
*	Philippine National Bank	837,293	567,230
*	Philippine National Construction Corp.	173,000	14,644
	Philippine Savings Bank	356,863	290,825
*	Pilipino Telephone Corp.	1,255,000	97,214
*	Prime Orion Philippines, Inc.	2,920,000	10,565
	Republic Glass Holding Corp.	507,500	14,985
*	RFM Corp.	2,378,934	38,401
	Robinson’s Land Corp. Series B	1,782,870	464,288
	Security Bank Corp.	320,842	315,818
	Semirara Mining Corp.	200,900	83,958
	SM Development Corp.	4,971,000	162,245
	Soriano (A.) Corp.	3,430,211	122,736
	Union Bank of the Philippines	47,500	41,537
*	United Paragon Mining Corp.	322,500	3,669
*	Universal Rightfield Property Holdings, Inc.	1,062,000	585
	Universal Robina Corp.	1,168,515	413,137
*	Victorias Milling Co., Inc.	139,680	2,392
*	Vitarich Corp.	176,000	709
TOTAL COMMON STOCKS			9,783,105

RIGHTS/WARRANTS — (0.0%)
*	Lepanto Consolidated Mining Co. Rights 09/20/06	288,750	398

TOTAL — PHILIPPINES			9,783,503

17

POLAND — (3.3%)
COMMON STOCKS — (3.3%)
	Agora SA	39,578	403,411
*	Alchemia SA	7,117	99,367
*	Amica Wronki SA	25,532	162,954
*	Bioton SA	315,553	199,081
*	Budimex SA	41,350	1,006,689
*	Cersanit SA	222,170	1,875,447
	Computerland SA	26,787	846,632
	Debica SA	30,666	567,320
*	Echo Investment SA	104,816	2,143,318
	Elektrobudowa SA	7,366	200,763
	Fabryki Mebli Forte SA	55,216	195,275
*	Farmacol SA	61,368	795,387
*	Getin Holdings SA	24,987	78,676
	Grupa Kety SA	29,044	1,485,226
*	Huta Ferrum SA	309	2,604
*	Impexmetal SA	31,024	1,591,238
*	Kroscienskie Huty Szkla Krosno SA	20,000	44,813
*	Lentex SA	13,464	171,838
*	LPP SA	1,945	375,187
*	MNI SA	52,531	251,549
	Mondi Packaging Paper Swiecie SA	813	20,596
*	Mostostal Export SA	229,708	220,188
	Mostostal Siedlce SA	41,338	1,725,489
*	Mostostal Warszawa SA	37,200	272,857
*	Mostostal Zabrze Holding SA	18,293	18,082
	Netia Holdings SA	867,398	1,196,807
*	Ocean Company SA	8,530	332
*	Optimus SA	7,500	12,541
	Orbis SA	109,483	1,666,800
*	PBG SA	454	25,499
*	Pfleiderer Grajewo SA	3,420	47,109
	Polska Grupa Farmaceutyczna SA	35,389	769,975
*	Polski Koncern Miesny Duda SA	97,423	406,129
	Prokom Software SA	43,406	1,860,269
	Prosper SA	12,770	69,871
*	Provimi-Rolimpex SA	36,330	221,781
*	Raciborska Fabryka Kotlow SA	51,203	519,641
	Softbank SA	71,863	895,915
*	Stalexport SA	203,776	172,734
	Ster-Projekt SA	122,099	297,424
*	Vistula SA	7,656	138,028
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	10,677	1,075,494
	Zaklady Tluszcowe Kruszwica SA	35,269	707,195

TOTAL — POLAND			24,837,531

SOUTH AFRICA — (11.5%)
COMMON STOCKS — (11.5%)
	Adcorp Holdings, Ltd.	59,285	193,047
	Advtech, Ltd.	731,623	267,702
	Aeci, Ltd.	352,906	2,737,825
	Afgri, Ltd.	809,908	674,437
	African Oxygen, Ltd.	206,192	888,323
*	African Rainbow Minerals, Ltd.	458,487	3,815,896

18

	AG Industries, Ltd.	298,737	151,180
	Alexander Forbes, Ltd.	862,527	1,687,390
	Allied Electronics Corp., Ltd.	184,853	691,606
	Allied Technologies, Ltd.	189,063	1,451,502
	Amalgamated Appliance Holdings, Ltd.	398,154	299,614
	Argent Industrial, Ltd.	119,017	233,487
	Aspen Pharmacare Holdings, Ltd.	316,873	1,462,456
*	AST Group, Ltd.	873,528	70,243
	Astral Foods, Ltd.	78,982	935,860
	Aveng, Ltd.	908,063	3,358,990
	AVI, Ltd.	547,359	1,214,537
*	Bell Equipment, Ltd.	176,175	415,736
	Brandcorp Holdings, Ltd.	101,257	133,430
	Business Connexion Group	229,687	254,570
	Bytes Technology Group, Ltd.	267,344	483,342
	Capitec Bank Holdings, Ltd.	118,259	499,922
	Cashbuild, Ltd.	37,276	222,179
	Caxton & CTP Publishers & Printers, Ltd.	769,907	1,919,965
	Ceramic Industries, Ltd.	31,493	584,560
	City Lodge Hotels, Ltd.	86,217	633,394
*	Corpgro, Ltd.	241,136	0
	Cullinan Holdings, Ltd.	10,000	615
	Datacentrix Holdings, Ltd.	206,529	94,994
	Datatec, Ltd.	364,226	1,436,070
	Delta Electrical Industries, Ltd.	83,032	218,597
*	Dimension Data Holdings PLC	2,381,019	1,646,623
	Distell Group, Ltd.	317,735	1,803,935
	Distribution & Warehousing Network, Ltd.	246,389	326,052
	Dorbyl, Ltd.	38,250	73,340
*	Durban Roodeport Deep, Ltd.	511,456	713,852
	Ellerine Holdings, Ltd.	255,500	2,373,149
	Enviroserv Holdings, Ltd.	149,193	134,376
*	ERP.com Holdings, Ltd.	124,795	24,713
	Famous Brands, Ltd.	117,409	197,721
	Foschini, Ltd.	84,284	525,555
*	Frontrange, Ltd. Escrow Shares	218,351	0
	Gold Reef Resorts, Ltd.	301,526	668,599
	Grindrod, Ltd.	758,150	1,351,021
	Group Five, Ltd.	114,316	493,536
	Highveld Steel & Vanadilum Corp., Ltd.	216,434	1,844,937
	Hudaco Industries, Ltd.	47,774	317,992
	Iliad Africa, Ltd.	243,344	415,007
*	Illovo Sugar, Ltd.	337,802	838,069
	Investec, Ltd.	61,734	3,010,307
*	JCI, Ltd.	1,622,051	35,971
	Johnic Communications, Ltd.	230,711	2,078,901
*	M Cubed Holdings, Ltd.	385,000	13,336
	Massmart Holdings, Ltd.	139,533	1,066,089
	Medi-Clinic Corp., Ltd.	643,156	1,870,823
*	Merafe Resources, Ltd.	2,950,585	249,202
	Metair Investment, Ltd.	9,938	323,470
*	Metorex, Ltd.	474,368	769,488
	Metropolitan Holdings, Ltd.	1,380,866	2,309,846
	Mr. Price Group, Ltd.	405,991	1,098,023
	Murray & Roberts Holdings, Ltd.	644,907	2,606,908

19

	Mustek, Ltd.	20,612	27,132
	Mvelaphanda Group, Ltd.	720,608	843,746
	Nampak, Ltd.	583,410	1,387,334
	New Clicks Holdings, Ltd.	658,171	944,230
*	New Corpcapital, Ltd.	241,136	6,681
	Northam Platinum, Ltd.	397,201	2,037,115
	Nu-World Holdings, Ltd.	41,406	172,104
	Oceana Group, Ltd.	167,923	366,451
	Omnia Holdings, Ltd.	71,926	519,354
*	Palabora Mining Co., Ltd.	20,554	119,696
	Peregrine Holdings, Ltd.	335,422	380,844
	Primedia, Ltd. N Shares	345,346	752,008
	PSG Group, Ltd.	187,525	571,818
	Rainbow Chicken, Ltd.	492,749	689,486
*	Randgold & Exploration Co., Ltd.	60,670	74,839
	Redefine Income Fund, Ltd.	34,692	26,445
	Reunert, Ltd.	278,728	2,788,689
	Santam, Ltd.	205,923	2,425,503
	Shoprite Holdings, Ltd.	473,300	1,622,330
	Spur Corp., Ltd.	129,738	161,848
	Sun International, Ltd.	237,817	3,131,592
*	Super Group, Ltd.	748,605	1,130,720
	Tiger Wheels, Ltd.	97,401	300,130
	Tongaat-Hulett Group, Ltd.	230,678	2,997,848
	Tourism Investment Corp., Ltd.	1,286,533	356,585
	Trans Hex Group, Ltd.	133,914	199,477
	Trencor, Ltd.	305,298	1,102,772
	Truworths International, Ltd.	695,129	2,207,118
	UCS Group, Ltd.	543,594	158,147
	Unitrans, Ltd.	65,023	364,856
*	Value Group, Ltd.	321,111	133,862
*	Western Areas, Ltd.	290,476	1,771,010
	Wilson Bayly Holme-Ovcon, Ltd.	98,272	795,394

TOTAL — SOUTH AFRICA			86,779,474

SOUTH KOREA — (11.2%)
COMMON STOCKS — (11.2%)
	Aekyung Petrochemical Co., Ltd.	5,270	85,026
*	Anam Electronics Co., Ltd.	13,250	39,632
	Asia Cement Manufacturing Co., Ltd.	3,303	127,092
*	Asia Paper Manufacturing Co., Ltd.	4,350	34,502
	AUK Corp.	8,160	21,175
*	Baek Kwang Mineral Products Co., Ltd.	1,860	29,401
	Baiksan Co., Ltd.	21,190	31,007
	Bing Grae Co., Ltd.	6,500	250,558
*	Bohae Brewery Co., Ltd.	1,160	23,462
*	Bong Shin Co., Ltd.	16,060	23,314
	Boo Kook Securities Co., Ltd.	7,410	99,692
*	Boryung Pharmaceutical Co., Ltd.	2,210	84,963
* #	Brain Technology Industries Co., Ltd.	23,400	9,820
#	Bu Kwang Pharmaceutical Co., Ltd.	15,010	278,421
	BYC Co., Ltd.	710	115,621
*	Byuck San Corp.	5,300	68,843
	Byuck San Engineering and Construction Co., Ltd.	19,940	134,512

20

*	Cambridge Members Co., Ltd.	2,280	45,469
	Capro Corp.	27,380	68,140
	Cheil Communications, Inc.	3,467	696,868
	Cheil Industrial, Inc.	23,160	886,287
*	Cho Kwang Leather Co., Ltd.	6,180	44,969
*	Cho Kwang Paint Co., Ltd.	12,070	30,531
	Choil Aluminum Manufacturing Co., Ltd.	4,210	38,993
	Chon Bang Co., Ltd.	130	4,147
#	Chong Kun Dang Pharmaceutical Corp.	9,424	348,373
#	Choongwae Pharmaceutical Corp.	4,053	170,280
	Chosun Refractories Co., Ltd.	2,210	96,696
#	Chungho Comnet Co., Ltd.	720	13,237
*	Chunil Express Co., Ltd.	540	17,622
* #	CJ CGV Co., Ltd.	13,000	345,968
*	CKD Bio Corp.	5,230	26,063
* #	CKF Co., Ltd.	1,380	17,237
*	Comtec Systems Co., Ltd.	25,030	26,436
*	Cosmochemical Co., Ltd.	6,430	21,300
* #	Crown Confectionery Co., Ltd.	990	103,423
	D.I Corp.	17,210	38,110
	Dacom Corp.	40,840	890,899
	Dae Chang Industrial Co.	6,390	65,550
	Dae Dong Industrial Co., Ltd.	2,680	29,375
*	Dae Ho Corp.	543	73
*	Dae Hyun Co., Ltd.	24,700	27,685
* #	Dae Sang Corp.	20,848	286,361
#	Dae Won Kang Up Co., Ltd.	4,540	81,458
*	Dae Young Packaging Co., Ltd.	184,070	30,602
*	Dae Yu Co., Ltd.	8,780	28,194
	Daeduck Electronics Co., Ltd.	39,057	335,405
#	Daeduck Industries Co., Ltd.	17,056	151,452
	Daehan City Gas Co., Ltd.	6,001	145,266
	Daehan Fire & Marine Insurance Co, Ltd.	31,300	55,628
	Daehan Flour Mills Co., Ltd.	1,230	169,795
*	Daehan Pulp Co., Ltd.	19,430	81,543
	Daehan Synthetic Fiber Co., Ltd.	1,120	164,608
	Daekyo Co., Ltd.	6,540	492,070
*	Daekyung Machinery & Engineering Co., Ltd.	3,750	45,359
	Daelim Trading Co., Ltd.	15,540	81,805
* #	Daerim Corp.	3,250	63,937
*	Daesang Farmsco	13,210	25,464
*	Daesang Holdings Co., Ltd.	7,072	39,666
	Daesung Industrial Co., Ltd.	3,400	242,292
*	Daewon Pharmaceutical Co., Ltd.	4,560	35,044
* #	Daewoo Electronic Components Co., Ltd.	3,208	36,476
	Daewoo Motor Sales Corp.	20,150	438,599
#	Daewoo Precision Industries Co., Ltd.	5,990	135,835
	Daewoong Co., Ltd.	4,686	75,470
#	Daewoong Pharmaceutical Co., Ltd.	4,780	210,017
	Dahaam E-Tec Co., Ltd.	2,200	60,645
	Daishin Securities Co., Ltd.	47,030	949,131
	Daiyang Metal Co., Ltd.	22,400	27,138
*	Daou Technology, Inc.	27,130	166,988
	DC Chemical Co., Ltd.	12,646	566,200
*	Digital Power Communications Co., Ltd.	20,610	23,112

21

	Dong Ah Tire Industrial Co., Ltd.	18,545	105,869
	Dong Bu Insurance Co., Ltd.	52,320	1,173,700
	Dong IL Rubber Belt Co., Ltd.	11,450	34,710
	Dong Wha Pharmaceutical Industries Co.	4,030	132,033
*	Dong Won Co., Ltd.	2,560	25,271
	Dong Yang Department Store Co., Ltd.	5,120	87,808
#	Dong-A Pharmaceutical Co., Ltd.	6,363	464,062
*	Dongbang Agro Co., Ltd.	10,870	41,252
*	Dongbang Transport Logistics Co., Ltd.	3,230	54,352
	Dongbu Corp.	15,310	239,692
	Dongbu Hannong Chemical Co., Ltd.	6,800	127,062
	Dongbu Securities Co., Ltd.	9,619	91,325
	Dongbu Steel Co., Ltd.	20,630	173,353
*	DongbuElectronics Co., Ltd.	185,815	454,471
	Dong-Il Corp.	1,710	105,851
*	Dongil Paper Manufacturing Co., Ltd.	3,770	32,776
	Dongkuk Steel Mill Co., Ltd.	59,287	1,025,461
* #	Dongshin Pharmaceutical Co., Ltd.	2,000	46,467
	Dongsu Industrial Co., Ltd.	5,678	117,413
	Dongsung Chemical Co., Ltd.	5,720	50,545
*	Dongsung Pharmaceutical Co., Ltd.	4,190	31,132
	Dongwon F&B Co., Ltd.	2,090	112,542
	Dongwon Industries Co., Ltd.	1,970	71,545
#	Dongwon Systems Corp.	58,167	126,700
	Dongyang Engineering & Construction Corp.	1,040	40,751
	Dongyang Mechatronics Corp.	25,260	109,211
*	Doosan Corp.	10,640	397,873
*	Doosan Industrial Development Co., Ltd.	61,780	630,128
	DPI Co., Ltd.	5,710	51,432
*	Ducsung Co., Ltd.	12,680	54,996
* #	DuzonBIzon Co., Ltd.	5,980	14,432
	E1 Corp.	5,410	230,290
*	Eagon Industrial Co., Ltd.	3,120	43,743
*	Enex Co., Ltd.	3,440	22,829
	F&F Co., Ltd.	13,760	69,941
* #	Feelux Co., Ltd.	15,880	34,106
*	First Fire & Marine Insurance Co., Ltd.	14,930	49,536
* #	Firstech Co., Ltd.	76,640	88,192
#	FNC Kolon Corp.	8,174	123,061
	Fursys, Inc.	7,610	228,574
	Gaon Cable Co., Ltd.	3,220	62,618
#	GIIR, Inc.	5,430	84,537
#	Global & Yuasa Battery Co., Ltd.	12,280	75,618
	Green Cross Corp.	1,825	132,568
*	Green Fire Marine Insurance Co., Ltd.	4,250	22,950
*	GS Instruments Co., Ltd.	6	44
#	Gwangju Shinsegae Co., Ltd.	930	119,888
*	H.S. Industries Co., Ltd.	3,510	28,521
	Hae In Co., Ltd.	10,894	33,917
#	Halla Climate Control Corp.	84,000	938,023
	Halla Engineering & Construction Corp.	6,730	152,922
* #	Han All Pharmaceutical Co., Ltd.	34,948	55,439
	Han Kuk Carbon Co., Ltd.	15,643	116,156
	Han Wha Corp.	15,010	439,400
	Han Yang Securities Co., Ltd.	9,230	77,424

22

	Hana Securities Co., Ltd.	14,620	155,998
	Handok Pharmaceuticals Co., Ltd.	7,400	105,982
	Handsome Corp.	20,460	311,146
	Hanil Cement Manufacturing Co., Ltd.	5,458	406,990
*	Hanil Construction Co., Ltd.	6,460	97,076
	Hanil E-Wha Co., Ltd.	25,620	74,349
	Hanil Iron & Steel Co., Ltd.	2,450	48,379
* #	Hanil Pharmaceutical Ind. Co., Ltd.	3,640	44,469
	Hanjin Heavy Industry Co., Ltd.	26,200	710,981
#	Hanjin Shipping Co., Ltd.	42,270	964,955
	Hanjin Transportation Co., Ltd.	8,661	221,858
	Hankook Cosmetics Co., Ltd.	11,830	30,447
	Hankook Shell Oil Co., Ltd.	1,090	68,345
*	Hankook Synthetics, Inc.	550	2,954
	Hankuk Electric Glass Co., Ltd.	5,240	118,580
	Hankuk Glass Industries, Inc.	7,800	275,750
	Hankuk Paper Manufacturing Co., Ltd.	3,620	101,409
#	Hanmi Capital Co., Ltd.	9,430	79,790
#	Hanmi Pharm Co., Ltd.	5,099	598,065
	Hansae Co., Ltd.	22,080	40,733
	Hansol Chemical Co., Ltd.	8,030	57,888
#	Hansol CSN Co., Ltd.	42,950	125,139
#	Hansol LCD, Inc.	3,697	205,510
#	Hansol Paper Co., Ltd.	32,660	423,088
	Hanssem Co., Ltd.	16,570	113,912
*	Hansung Enterprise Co., Ltd.	5,340	35,770
	Hanwha Chemical Corp.	93,200	942,271
	Hanwha Securities Co., Ltd.	25,590	249,991
* #	Heung-A Shipping Co., Ltd.	16,400	25,366
*	Hi-Tron Systems, Inc.	4,780	17,388
	Honam Petrochemical Corp.	15,560	806,764
	Hotel Shilla, Ltd.	31,848	474,241
	HS R&A Co., Ltd.	6,360	89,137
	Huchems Fine Chemical Corp.	14,296	115,850
*	Huneed Technologies Co., Ltd.	40,070	57,581
* #	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	15,290	99,378
	Husteel Co., Ltd.	4,990	65,318
#	Hwa Sung Industrial Co.	10,130	131,225
*	Hwacheon Machinery Works Co., Ltd.	2,200	32,139
	Hwashin Co., Ltd.	22,220	58,124
* #	Hyosung Motors & Machinery, Inc.	92,190	86,044
*	Hyosung T & C Co., Ltd.	26,558	480,297
* #	Hyundae Metal Co., Ltd.	48,160	11,245
* #	Hyundai Auton Co., Ltd.	25,980	293,413
	Hyundai Cement Co., Ltd.	5,310	147,996
* #	Hyundai Corp.	13,151	333,698
	Hyundai Department Store Co., Ltd.	10,670	828,027
	Hyundai Department Store H & S Co., Ltd.	3,770	265,947
#	Hyundai Elevator Co., Ltd.	3,894	295,233
	Hyundai Hysco	70,930	713,622
	Hyundai Marine & Fire Insurance Co., Ltd.	71,130	943,563
	Hyundai Merchant Marine Co., Ltd.	35,937	677,695
	Hyundai Mipo Dockyard Co., Ltd.	3,698	380,243
	Hyundai Pharmaceutical Ind. Co., Ltd.	1,410	33,996
#	Hyundai Securities Co., Ltd.	121,589	1,579,092

23

	Il Dong Pharmaceutical Co., Ltd.	3,050	126,635
*	Il Sung Construction Co., Ltd.	4,300	34,291
*	Il Yang Pharmaceutical Co., Ltd.	8,360	153,814
	Iljin Diamond Co., Ltd.	4,272	78,218
*	Iljin Display Co., Ltd.	2,568	40,696
	Iljin Electric, Ltd.	24,270	75,823
	Ilshin Spinning Co., Ltd.	1,730	72,497
	Ilsung Pharmaceutical Co., Ltd.	2,040	115,185
* #	InziControls Co., Ltd.	9,770	85,427
	ISU Chemical Co., Ltd.	4,420	37,278
	Isupetasys Co., Ltd.	39,800	75,642
	Jahwa Electronics Co., Ltd.	16,460	126,653
	Jeil Mutual Savings Bank	4,150	29,952
	Jeil Pharmaceutical Co.	12,170	65,749
	Jeonbuk Bank, Ltd.	21,330	154,921
*	Jindo Corp.	11,923	38,613
*	Jindo F& Co., Ltd.	2,877	13,019
	Jinheung Mutual Savings Bank Co., Ltd.	8,790	45,123
	Joongang Construction Co., Ltd.	4,040	58,621
#	K.C. Tech Co., Ltd.	24,050	86,086
	Keang Nam Enterprises Co., Ltd.	9,940	128,412
#	KEC Corp.	72,920	94,947
* #	Kedcom Co., Ltd.	90,960	41,071
	Keyang Electric Machinery Co., Ltd.	24,430	47,788
	KG Chemical Corp.	8,410	52,374
	KISWIRE, Ltd.	7,228	170,222
	Kodenshi Korea Corp.	12,830	31,047
*	KOJE Co., Ltd.	6,810	37,271
	Kolon Chemical Co., Ltd.	8,470	100,813
* #	Kolon Engineering & Construction Co., Ltd.	12,420	194,789
*	Kolon Industries, Inc.	13,110	167,040
*	Korea Automotive Systems Co., Ltd.	3,590	78,668
	Korea Cast Iron Pipe Co., Ltd.	16,740	62,617
	Korea Circuit Co.	12,380	51,249
*	Korea Cottrell Co., Ltd.	1,070	42,259
*	Korea Data Systems Co., Ltd.	35,613	30,719
	Korea Development Co., Ltd.	7,070	165,460
	Korea Development Leasing Corp.	3,030	136,574
	Korea Electric Terminal Co., Ltd.	6,380	92,831
*	Korea Export Packing Industries Co., Ltd.	3,990	31,864
*	Korea Fine Chemical Co., Ltd.	4,958	69,923
	Korea Flange Co., Ltd.	4,460	53,651
	Korea Gas Corp.	11,450	422,743
	Korea Investment Holdings Co., Ltd.	25,778	1,038,501
#	Korea Iron & Steel Co., Ltd.	8,670	302,513
#	Korea Kolmar Co., Ltd.	18,210	71,728
	Korea Komho Petrochemical Co., Ltd.	18,430	480,288
#	Korea Line Corp.	7,930	247,048
	Korea Mutual Savings Bank	4,120	62,221
	Korea Petrochemical Industry Co., Ltd.	6,200	166,340
#	Korea Polyol Co., Ltd.	4,240	160,863
	Korea Reinsurance Co., Ltd.	80,284	949,397
* #	Korea Schnell Pharma Co., Ltd.	22,630	47,187
	Korea Zinc Co., Ltd.	14,140	1,213,754
	Korean Air Co., Ltd.	27,910	876,243

24

	Korean Air Terminal Service Co., Ltd.	3,350	81,545
*	Korean French Banking Corp.	37,070	56,286
*	KP Chemical Corp.	64,291	286,685
*	KP&L Co., Ltd.	24,590	25,273
*	KTB Network, Ltd.	33,680	167,742
	Kukdo Chemical Co., Ltd.	3,340	63,314
*	Kukdong Oil & Chemicals Co., Ltd.	3,623	30,126
	Kukje Pharm Ind. Co., Ltd.	12,950	31,989
	Kumbi Corp.	670	30,983
#	Kumho Electronics Co., Ltd.	4,071	195,091
#	Kumho Industrial Co., Ltd.	28,720	552,223
	Kumho Investment Bank	9,640	64,329
*	Kumkang Industrial Co., Ltd.	4,040	32,303
	Kunsul Chemical Industrial Co., Ltd.	4,890	64,779
#	Kwang Dong Pharmaceutical Co., Ltd.	39,900	124,608
*	Kwang Myung Electric Engineering Co., Ltd.	36,360	32,077
	Kyeryong Construction Industrial Co., Ltd.	5,760	180,563
#	Kyobo Securities Co., Ltd.	28,060	266,998
	Kyong Dong Boiler Co., Ltd.	1,740	39,376
*	Kyungbang Co., Ltd.	1,100	147,536
*	Kyungdong City Gas Co., Ltd.	2,270	84,532
*	Kyung-in Synthetic Corp.	2,110	24,904
*	Kyungnam Energy Co., Ltd.	28,770	85,194
*	Leeku Industrial Co., Ltd.	2,380	35,613
	LG Household & Healthcare Co., Ltd.	10,550	810,621
	LG International Corp.	45,698	1,020,867
* #	LG Life Sciences, Ltd.	12,045	568,646
	LG Petrochemical Co., Ltd.	40,780	884,926
#	LIG Non-Life Insurance Co., Ltd.	41,770	606,177
	Lotte Chilsung Beverage Co., Ltd.	1,112	1,476,983
	Lotte Confectionary Co., Ltd.	1,240	1,554,511
* #	Lotte Midopa Co., Ltd.	41,650	758,671
#	Lotte Sam Kang Co., Ltd.	900	131,777
	LS Cable, Ltd.	25,270	844,091
#	LS Industrial Systems Co., Ltd.	21,950	764,235
*	Manho Rope & Wire Co., Ltd.	790	35,480
	Meritz Fire Marine Insurance	27,500	161,222
#	Meritz Securities Co., Ltd.	23,520	164,585
*	Mi Chang Oil Industrial Co., Ltd.	1,790	28,835
	Miwon Commercial Co., Ltd.	1,280	41,837
* #	MonAmi Co., Ltd.	3,240	30,871
#	Moorim Paper Co., Ltd.	14,668	119,494
	Motonic Corp.	2,090	80,377
#	Namhae Chemical Corp.	35,894	92,809
*	Namkwang Engineering & Construction Co., Ltd.	13,780	75,886
*	Namsun Aluminum Co., Ltd.	7,140	18,910
	Namyang Dairy Products Co., Ltd.	520	377,654
*	Nasan Co., Ltd.	3,910	54,994
*	National Plastic Co., Ltd.	3,250	31,431
* #	NCsoft Corp.	16,140	893,207
*	Nexen Corp.	1,510	25,104
	NH Investment & Securities Co., Ltd.	17,149	239,526
	Nong Shim Co., Ltd.	3,620	871,264
	Nong Shim Holdings Co., Ltd.	2,890	212,577
*	Noroo Paint Co., Ltd.	14,277	64,976

25

* #	Orientbio, Inc.	21,830	41,194
	ORION Corp.	4,310	949,492
	Ottogi Corp.	2,200	215,176
*	Pacific Pharmaceutical Co., Ltd.	1,100	35,647
*	Pang Rim Co., Ltd.	2,340	40,977
* #	Pantech & Curitel Communications, Inc.	82,240	108,724
* #	Pantech Co., Ltd.	68,560	261,932
	PaperCorea, Inc.	7,190	30,584
	Pohang Coated Steel Co., Ltd.	4,580	77,921
#	Poong Lim Industrial Co., Ltd.	13,180	113,296
	Poong San Corp.	25,850	561,539
* #	Prime Entertainment Co., Ltd.	26,770	55,151
#	Pulmuone Co., Ltd.	4,090	125,620
	Pum Yang Construction Co., Ltd.	5,710	74,972
	Pusan Bank	10,100	129,298
	Pusan City Gas Co., Ltd.	8,420	167,883
*	Pyung Hwa Holdings Co., Ltd.	8,013	26,049
	Pyung Hwa Industrial Co., Ltd.	4,006	17,456
* #	RNL BIO Co., Ltd.	8,542	28,232
* #	Rocket Electric Co., Ltd.	5,090	26,434
	S&T Corp.	4,890	119,736
#	S&T Dynamics Co., Ltd.	23,562	153,356
	S1 Corp.	19,200	783,421
*	Saehan Industries, Inc.	33,990	123,360
*	Saehan Media Corp.	28,250	45,610
*	Sajo Industries Co., Ltd.	4,820	33,661
* #	Sam Jin Pharmaceutical Co., Ltd.	1,960	113,289
*	Sam Kwang Glass Industrial Co., Ltd.	4,820	67,526
*	Sam Whan Camus Co., Ltd.	5,270	33,088
	Sam Yung Trading Co., Ltd.	13,450	32,906
	Sambu Construction Co., Ltd.	5,410	137,422
	Samchully Co., Ltd.	2,940	316,468
* #	Samho F&G, Inc.	17,280	29,607
* #	Samho International Co., Ltd.	5,411	73,953
	Samhwa Crown and Closure Co., Ltd.	2,400	32,773
	Samhwa Paints Industrial Co., Ltd.	26,400	79,158
*	Samil Pharmaceutical Co., Ltd.	2,680	45,618
	Samsung Climate Control Co., Ltd.	6,810	44,209
#	Samsung Engineering Co., Ltd.	34,570	1,600,111
	Samsung Fine Chemicals Co., Ltd.	18,000	448,045
	Samsung Techwin Co., Ltd.	13,370	467,227
	Samwhan Corp.	8,130	181,769
	Samyang Corp.	6,290	339,412
*	Samyang Foods Co., Ltd.	2,790	58,893
	Samyang Genex Co., Ltd.	1,910	142,749
	Samyang Tongsang Co., Ltd.	1,760	36,415
*	Samyoung Chemical Co., Ltd.	2,420	21,212
	Samyoung Electronics Co., Ltd.	14,090	116,906
*	SC Engineering Co., Ltd.	4,248	7,042
#	Seah Holdings Corp.	3,150	219,399
	Seah Steel Corp.	3,350	103,932
	Sebang Co., Ltd.	15,655	111,997
	Sejong Industrial Co., Ltd.	12,870	58,242
	Sempio Foods Co.	2,060	26,583
	Seondo Electric Co., Ltd.	13,050	26,110

26

	Seoul City Gas Co., Ltd.	3,130	202,101
	Seoul Securities Co., Ltd.	164,780	238,543
* #	Serim Paper Manufacturing Co., Ltd.	12,410	214,054
* #	Seshin Co., Ltd.	36,660	23,104
*	Sewon Cellontech Co., Ltd.	14,221	44,235
* #	Sewoo Global Co., Ltd.	20,620	33,511
*	SGWICUS Corp.	16,060	49,954
*	SH Chemical Co., Ltd.	4,500	19,941
*	Shin Dong-Ah Fire & Marine Insurance Co.	13,750	81,290
	Shin Heung Securities Co., Ltd.	7,001	55,508
*	Shin Poong Paper Manufacturing Co., Ltd.	3,550	29,931
* #	Shin Won Corp.	3,820	73,220
#	Shin Young Securities Co., Ltd.	6,710	217,517
* #	Shindongbang Corp.	1,696	12,587
*	Shinhan Engineering & Construction Co., Ltd.	8,180	27,365
*	Shin-Ho Paper Manufacturing Co., Ltd.	17,160	85,556
*	Shinil Engineering Co., Ltd.	4,010	24,958
	Shinpoong Pharmaceutical Co., Ltd.	3,280	68,232
	Shinsegae Engineering & Construction Co., Ltd.	2,990	103,281
* #	Shinsung Engineering & Construction Co., Ltd.	7,400	36,186
#	Shinsung Engineering Co., Ltd.	30,420	99,643
*	Shinsung Tongsang Co., Ltd.	8,700	26,849
	Sindo Ricoh Co., Ltd.	7,510	393,515
*	SJM Co., Ltd.	13,280	55,425
#	SK Chemicals Co., Ltd.	12,460	483,575
	SK Gas Co., Ltd.	6,740	273,062
*	SK Incheon Oil Co., Ltd.	373	21
	SKC Co., Ltd.	26,370	564,884
	SL Corp.	10,830	71,378
#	Solomon Mutual Savings Bank	8,979	162,107
	Songwon Industrial Co., Ltd.	12,420	44,394
*	Soosan Heavy Industries Co., Ltd.	40,700	30,023
*	Ssangyong Cement Industry Co., Ltd.	51,041	617,166
*	Ssangyong Corp.	5,160	40,585
*	Ssangyong Motor Co.	96,020	453,751
*	Starco Co., Ltd.	30,470	31,914
#	STX Corp.	19,004	264,271
#	STX Engine Co., Ltd.	15,692	295,648
	STX Shipbuilding Co., Ltd.	37,728	520,878
* #	Sudo Pharmaceutical Industry Co., Ltd.	44,750	105,154
	Suheung Capsule Co., Ltd.	5,820	35,322
*	Sung Bo Chemicals Co., Ltd.	1,140	34,267
	Sung Chang Enterprise Co., Ltd.	4,160	65,209
	Sung Shin Cement Co., Ltd.	15,900	200,453
* #	Sungjee Construction Co., Ltd.	4,690	64,513
*	Sungwon Corp.	24,880	109,095
	Sunjin Co., Ltd.	1,930	75,049
	Sunkyong Securities Co., Ltd.	202,890	241,479
#	Tae Kwang Industrial Co., Ltd.	880	647,637
	Tae Kyung Industrial Co., Ltd.	18,100	48,917
	Tae Young Corp.	5,214	257,719
* #	Taechang Co., Ltd.	22,850	14,584
	Taegu Department Store Co., Ltd.	8,590	132,934
#	Tai Han Electric Wire Co., Ltd.	31,101	662,372
	Tai Lim Packaging Industries Co., Ltd.	6,200	39,555

27

* #	Telcoware Co., Ltd.	6,000	86,173
*	The Will-Bes & Co., Ltd.	11,120	29,605
* #	Tong Yang Investment Bank	83,840	1,148,523
* #	Tong Yang Major Corp.	30,560	185,078
	Tong Yang Moolsan Co., Ltd.	5,500	33,199
*	Trigem Computer, Inc.	528	25,595
*	TRYBRANDS, Inc.	20,250	125,234
	TS Corp.	2,380	78,037
* #	Uni Chem Co., Ltd.	12,290	19,810
*	Unid Co., Ltd.	6,000	114,430
	Union Steel Manufacturing Co., Ltd.	8,712	171,389
*	VGX International, Inc.	12,600	103,616
*	Whanin Pharmaceutical Co., Ltd.	6,990	108,882
	Wiscom Co., Ltd.	7,880	32,257
#	Woongjin Coway Co., Ltd.	39,300	897,043
	Woongjin.Com Co., Ltd.	21,080	387,751
	YESCO Co., Ltd.	4,290	113,687
	Yoosung Enterprise Co., Ltd.	20,000	92,183
	Youlchon Chemical Co., Ltd.	17,610	162,415
*	Young Poong Mining & Construction Corp.	1,580	90
*	Young Poong Paper Manufacturing Co., Ltd.	2,170	33,723
	Youngbo Chemical Co., Ltd.	12,640	30,875
	Youngone Corp.	38,650	171,334
#	Youngpoong Corp.	1,340	312,754
	Yuhan Corp.	5,559	862,729
	Yuhwa Securities Co., Ltd.	8,110	108,105
* #	Yungjin Pharm Co., Ltd.	57,000	183,808
*	Yuyang Telecom Co., Ltd.	2,940	38,358
TOTAL COMMON STOCKS			84,826,449

RIGHTS/WARRANTS — (0.0%)
*	RNL BIO Co., Ltd. Rights 09/15/06	2,732	2,829

TOTAL — SOUTH KOREA			84,829,278

TAIWAN — (11.7%)
COMMON STOCKS — (11.7%)
*	A.G.V. Products Corp.	374,000	73,916
	Ability Enterprise Co., Ltd.	387,125	246,455
*	Abocom Systems, Inc.	95,000	19,254
	Acbel Polytech, Inc.	487,560	124,675
*	Accton Technology Corp.	625,000	304,613
	Advantech Co., Ltd.	192,595	543,618
	Altek Corp.	181,015	304,982
	Ampoc Far East Co., Ltd.	149,350	59,113
	Amtran Technology Co., Ltd.	376,955	246,470
	Apex Biotechnology Corp.	115,357	97,717
*	Arima Communication Corp.	67,000	53,235
*	Arima Computer Corp.	1,231,000	224,078
	Arima Optoelectronics Corp.	130,247	134,938
	Asia Chemical Corp.	423,000	125,935
	Asia Polymer Corp.	352,936	126,007
	Asia Vital Components Co., Ltd.	229,980	101,593
	Aten International Co., Ltd.	72,079	178,103

28

	Audix Co., Ltd.	107,205	142,789
	Aurora Corp.	195,250	102,539
	Avermedia Technologies, Inc.	148,189	161,313
	Avision, Inc.	213,522	131,292
	Bank of Kaohsiung Co., Ltd.	590,966	231,375
*	Basso Industry Corp., Ltd.	162,052	225,588
*	Behavior Tech Computer Corp.	89,938	40,697
	Bes Engineering Corp.	2,135,572	269,774
*	Biostar Microtech International Corp.	147,680	60,640
	C Sun Manufacturing, Ltd.	109,651	61,919
*	Carnival Industrial Corp.	656,000	115,204
	Cathay Chemical Works, Inc.	116,000	29,822
*	Cathay Real Estate Development Co., Ltd.	1,329,753	743,256
*	Central Insurance Co., Ltd.	63,600	32,770
	Central Reinsurance Co., Ltd.	349,667	126,503
	Chain Qui Development Co., Ltd.	110,000	53,824
*	Champion Building Materials Co., Ltd.	368,000	77,230
	Cheng Loong Corp.	1,128,330	359,899
	Cheng Shin Rubber Industry Co., Ltd.	588,500	493,475
	Cheng Uei Precision Industry Co., Ltd.	235,606	866,873
	Chenming Mold Industrial Corp.	156,046	54,263
*	Chia Her Industrial Co., Ltd.	539,000	51,105
*	Chia Hsin Cement Corp.	822,000	409,495
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	153,330	7,266
	Chia-I Industrial Co., Ltd.	341,000	50,627
	Chicony Electronics Co., Ltd.	368,972	381,131
*	Chien Shing Stainless Steel Co., Ltd.	392,000	117,691
*	Chilisin Electronics Corp.	101,000	51,264
	China Chemical & Pharmaceutical Co.	408,000	113,366
	China Electric Manufacturing Co., Ltd.	439,900	218,352
*	China General Plastics Corp.	547,000	116,175
	China Hi-Ment Corp.	165,830	126,864
*	China Life Insurance Co., Ltd.	1,182,418	555,943
*	China Man-Made Fiber Co., Ltd.	1,677,879	286,994
	China Metal Products Co., Ltd.	154,018	224,345
*	China Petrochemical Development Corp.	1,992,000	440,834
*	China Rebar Co., Ltd.	104,102	6,171
	China Steel Chemical Corp.	222,771	319,000
	China Synthetic Rubber Corp.	531,954	333,048
*	China United Trust & Investment Corp.	800,100	35,695
*	China Wire & Cable Co., Ltd.	298,000	40,708
	Chinese Maritime Transport, Ltd.	214,500	177,344
	Ching Feng Home Fashions Industries Co., Ltd.	188,700	41,354
	Chin-Poon Industrial Co., Ltd.	345,649	222,626
*	Chou Chin Industrial Co., Ltd.	42,180	0
	Chroma Ate, Inc.	286,763	295,851
	Chun Yu Works & Co., Ltd.	276,000	71,155
	Chun Yuan Steel Industrial Co., Ltd.	493,815	183,691
	Chung Hsin Electric & Machinery Co., Ltd.	547,000	319,200
	Chung Hwa Pulp Corp.	818,594	368,881
*	Clevo Co.	636,600	271,226
	Collins Co., Ltd.	251,000	72,312
	Compal Communications, Inc.	11,000	46,651
*	Compeq Manufacturing Co., Ltd.	1,172,000	515,301
	Continental Engineering Corp.	1,113,067	588,647

29

*	Cosmos Bank Taiwan	2,495,000	981,129
	CTCI Corp.	629,538	322,562
*	Cyberhome Entertainment Co., Ltd.	192,000	20,717
	Cybertan Technology, Inc.	53,550	59,392
	Cyntec Co., Ltd.	124,601	124,612
*	Da-Cin Construction Co., Ltd.	338,000	91,202
	Data Systems Consulting Co., Ltd.	43,971	31,522
*	Delpha Construction Co., Ltd.	462,000	58,458
*	Der Pao Construction Co., Ltd.	476,000	11,865
	Diamond Flower Electric Instrument Co., Ltd.	88,740	152,777
	D-Link Corp.	760,207	746,603
	Eastern Media International	1,395,126	395,661
	Eclat Textile Co., Ltd.	68,820	28,540
	Edom Technology Co., Ltd.	171,776	59,503
	Elan Microelectronics Corp.	344,902	152,117
*	Elite Material Co., Ltd.	141,978	58,565
	Elite Semiconductor Memory Technology, Inc.	217,131	175,167
*	Elitegroup Computer Systems Co., Ltd.	804,250	431,009
	Enlight Corp.	312,000	85,323
*	EnTie Commercial Bank	2,290,246	531,374
	Epistar Corp.	207,791	620,161
	Eten Information Systems, Ltd.	151,557	117,189
	Eternal Chemical Co., Ltd.	750,387	991,519
*	Everest Textile Co., Ltd.	394,562	62,674
	Evergreen International Storage & Transport Corp.	1,300,000	592,707
	Everlight Chemical Industrial Corp.	479,000	156,945
	Everlight Electronics Co., Ltd.	332,605	876,984
*	Everspring Industry Co., Ltd.	265,530	47,663
*	Excel Cell Electronics Co., Ltd.	59,000	33,576
	Far Eastern Department Stores, Ltd.	1,666,236	799,449
*	Far Eastern International Bank	1,851,863	587,934
*	Federal Corp.	488,893	290,505
	Feng Hsin Iron & Steel Co., Ltd.	686,098	597,300
	Feng Tay Enterprise Co., Ltd.	575,900	482,938
*	FIC Global, Inc.	142,875	8,682
*	First Copper Technology Co., Ltd.	406,000	146,445
	First Hotel	95,210	92,623
*	First Steamship Co., Ltd.	304,000	121,515
*	Formosa Epitaxy, Inc.	91,000	70,371
	Formosa International Hotels Corp.	242,500	670,165
	Formosa Taffeta Co., Ltd.	1,887,346	934,883
*	Formosan Rubber Group, Inc.	483,000	198,819
	Fortune Electric Co., Ltd.	105,000	36,672
	Fu Sheng Industrial Co., Ltd.	858,000	752,296
	G Shank Enterprise Co., Ltd.	147,400	154,660
*	G.T.M. Corp.	135,000	65,618
	Giant Manufacture Co., Ltd.	333,170	470,302
*	Giga Storage Corp.	501,859	77,412
	Giga-Byte Technology Co., Ltd.	828,800	516,734
	Globe Union Industrial Corp.	227,820	188,162
	Gold Circuit Electronics, Ltd.	439,904	267,706
*	Goldsun Development & Construction Co., Ltd.	1,806,840	724,190
	Gordon Auto Body Parts Co., Ltd.	170,980	71,942
*	Grand Pacific Petrochemical Corp.	777,000	200,769
	Grape King, Inc.	183,000	50,171

30

	Great China Metal Industry Co., Ltd.	173,000	75,722
	Great Taipei Gas Co., Ltd.	406,000	162,667
	Great Wall Enterprise Co., Ltd.	636,890	248,509
	Greatek Co., Ltd.	470,191	494,344
	Hanpin Co., Ltd.	151,000	55,043
	Hey Song Corp.	416,000	151,226
*	Hitron Technologies, Inc.	188,000	54,237
*	Ho Tung Holding Corp.	735,486	132,758
*	Hocheng Corp.	509,000	107,541
*	Hold-Key Electric Wire & Cable Co., Ltd.	153,470	29,038
	Hong Tai Electric Industrial Co., Ltd.	567,000	213,484
	Hsin Kuang Steel Co., Ltd.	209,096	109,241
	Hsinchu International Bank	1,039,960	425,217
	Hsing Ta Cement Co., Ltd.	183,000	56,472
*	Hua Eng Wire & Cable Co., Ltd.	810,565	209,263
	Hung Poo Construction Corp.	282,000	278,657
	Hung Sheng Construction Co., Ltd.	571,000	385,459
*	Ichia Technologies, Inc.	287,470	336,628
	I-Chiun Precision Industry Co., Ltd.	113,530	111,275
	Inernational Semiconductor Technology, Ltd.	204,581	189,245
*	Infortrend Technology, Inc.	231,050	338,311
*	Jean Co., Ltd.	140,000	28,716
	Johnson Health Tech Co., Ltd.	172,725	928,522
	Jui Li Enterprise Co., Ltd.	126,000	34,454
	K Laser Technology, Inc.	128,343	93,421
	Kang Na Hsiung Co., Ltd.	242,000	101,760
*	Kao Hsing Chang Iron & Steel Corp.	375,000	58,896
	Kaulin Manufacturing Co., Ltd.	161,770	88,353
*	Kenda Rubber Industrial Co., Ltd.	473,018	206,164
	King Yuan Electronics Co., Ltd.	711,705	531,389
*	Kingdom Construction Co., Ltd.	600,000	171,968
	King’s Town Bank	1,113,701	302,951
*	King’s Town Construction Co., Ltd.	190,500	176,270
	Kinpo Electronics, Inc.	1,750,154	590,073
	Knowledge-Yield-Excellence Systems Corp.	230,106	173,488
*	Kung Long Batteries Industrial Co., Ltd.	64,000	43,649
*	Kuoyang Construction Co., Ltd.	225,000	99,767
*	Kwong Fong Industries Corp.	419,000	50,922
*	Lan Fa Textile Co., Ltd.	408,040	65,467
	Largan Precision Co., Ltd.	72,712	1,503,114
*	Lead Data Co., Ltd.	472,920	45,646
*	Leader Electronics, Inc.	95,000	39,435
*	Leadtek Research, Inc.	229,000	40,924
*	Lealea Enterprise Co., Ltd.	1,054,000	98,912
	Lee Chang Yung Chemical Industry Corp.	635,328	451,103
	Lee Chi Enterprises Co., Ltd.	326,000	50,110
*	Lelon Co., Ltd.	176,170	58,254
*	Leofoo Development Co., Ltd.	311,000	225,209
	Les Enphants Co., Ltd.	37,080	25,558
*	Li Peng Enterprise Co., Ltd.	739,000	132,704
*	Li Shin International Enterprise Corp.	75,605	62,413
	Lian Hwa Foods Corp.	101,000	25,583
	Lien Chang Electronic Enterprise Co., Ltd.	147,000	35,509
	Lien Hwa Industrial Corp.	886,371	370,895
*	Lingsen Precision Industries, Ltd.	347,000	97,148

31

	Long Bon Development Co., Ltd.	549,062	292,936
	Long Chen Paper Co., Ltd.	628,000	183,976
	Lucky Cement Corp.	312,000	73,968
*	Macronix International Co., Ltd.	4,304,303	1,238,240
	Makalot Industrial Co., Ltd.	89,000	127,900
	Mayer Steel Pipe Corp.	129,800	64,891
	Maywufa Co., Ltd.	94,300	25,940
	Meiloon Co., Ltd.	227,941	115,525
*	Mercuries & Associates, Ltd.	112,455	24,558
*	Mercuries Data Co., Ltd.	285,292	54,558
	Merida Industry Co., Ltd.	196,800	126,149
	Merry Electronics Co., Ltd.	155,797	552,344
*	Microelectronics Technology, Inc.	491,000	187,523
	Micro-Star International Co., Ltd.	1,003,907	468,279
*	Microtek International, Inc.	160,000	14,814
	Min Aik Technology Co., Ltd.	81,000	90,783
	Mirle Automation Corp.	103,728	94,599
	Mitac International Corp.	8,180	8,308
	Mitac Technology Corp.	281,360	99,415
	Mobiletron Electronics Co., Ltd.	83,000	83,557
	Mospec Seminconductor Corp.	117,000	46,132
*	Mustek Systems, Inc.	343,708	34,992
	Nak Sealing Technologies Corp.	45,149	45,056
*	Namchow Chemical Industrial Co., Ltd.	266,000	37,506
	Nankang Rubber Tire Co., Ltd.	361,200	440,540
	Nantex Industry Co., Ltd.	286,200	118,293
	National Petroleum Co., Ltd.	324,824	225,265
*	New Asia Construction & Development Co., Ltd.	303,000	24,099
	Nien Hsing Textile Co., Ltd.	746,000	384,960
	Nien Made Enterprise Co., Ltd.	448,333	352,518
	Ocean Plastics Co., Ltd.	239,200	95,924
*	Optimax Technology Corp.	552,674	444,283
*	Opto Tech Corp.	671,000	274,153
*	Orient Semiconductor Electronics, Ltd.	226,487	20,506
	Oriental Union Chemical Corp.	995,395	531,812
*	Pacific Construction Co., Ltd.	704,000	74,399
*	Pacific Electric Wire & Cable Corp.	726,000	11,476
*	Pan Jit International, Inc.	190,745	79,881
	Pan-International Industrial Corp.	492,318	542,446
	Phihong Technology Co., Ltd.	237,450	118,871
	Phoenix Precision Technology Corp.	465,911	689,760
	Phoenixtec Power Co., Ltd.	494,725	506,403
*	Picvue Electronics, Ltd.	181,900	4,035
	Pihsiang Machinery Mfg. Co., Ltd.	199,534	400,078
*	Potrans Electrical Corp.	228,000	30,218
	Premier Image Technology Corp.	686,583	1,123,504
*	Primax Electronics, Ltd.	405,186	140,023
*	Prince Housing & Development Corp.	1,019,646	466,715
*	Procomp Informatics, Ltd.	21,675	0
*	Prodisc Technology, Inc.	1,407,199	100,793
*	Promise Technology, Inc.	153,000	58,960
	Radium Life Tech Corp.	316,196	256,432
	Ralec Electronic Corp.	194,000	93,434
	Realtek Semiconductor Corp.	894,127	1,128,406
	Richtek Technology Corp.	19,550	149,542

32

*	Ritek Corp.	3,350,000	705,600
	Ruentex Development Co., Ltd.	886,000	472,959
	Ruentex Industries, Ltd.	925,000	390,076
*	Sainfoin Technology Corp.	131,260	1,357
*	Sampo Corp.	1,938,900	213,895
	San Fang Chemical Industry Co., Ltd.	44,770	23,115
	Sanyang Industrial Co., Ltd.	963,000	438,549
	Sanyo Electric Co., Ltd.	157,000	100,399
	SDI Corp.	207,000	245,016
*	Senao International Co., Ltd.	206,133	114,490
	Sheng Yu Steel Co., Ltd.	336,980	263,886
	Shihlin Electric & Engineering Corp.	687,000	618,145
*	Shihlin Paper Corp.	208,000	235,213
	Shinkong Co., Ltd.	273,240	107,450
*	Shinkong Synthetic Fibers Co., Ltd.	1,722,000	323,368
*	Shuttle, Inc.	290,152	77,315
*	Silicon Integrated Systems Corp.	1,255,608	571,957
	Sincere Navigation Corp.	505,669	521,714
*	Sinkong Spinning Co., Ltd.	325,000	210,777
	Sinon Corp.	452,000	78,698
	Sintek Photronics Corp.	1,057,463	170,108
	Sinyi Realty, Inc.	189,360	444,389
	Sitronix Technology Corp.	62,313	183,830
	Siward Crystal Technology Co., Ltd.	140,691	78,440
*	Solelytex Enterprise Corp.	112,200	110,882
*	Solomon Technology Corp.	417,000	104,010
	Southeast Cement Co., Ltd.	498,700	101,204
	SPI Electronic Co., Ltd.	87,750	95,551
	Spirox Corp.	133,421	110,007
	Springsoft, Inc.	181,275	232,561
	Standard Chemical & Pharmaceutical Co., Ltd.	85,490	38,622
	Standard Foods Taiwan, Ltd.	267,000	118,385
	Stark Technology, Inc.	251,100	94,911
	Sunonwealth Electric Machine Industry Co., Ltd.	201,481	93,013
	Sunplus Technology Co., Ltd.	271,903	260,249
	Sunrex Technology Corp.	337,239	293,747
	Systex Corp., Ltd.	874,348	235,456
	T JOIN Transportation Co.	604,000	266,320
	Ta Chen Stainless Pipe Co., Ltd.	219,830	169,563
	Ta Chong Bank, Ltd.	2,147,212	587,604
*	Ta Ya Electric Wire & Cable Co., Ltd.	616,986	195,613
	Ta Yih Industrial Co., Ltd.	57,000	38,694
	Tah Hsin Industrial Corp.	225,000	101,166
	Ta-I Technology Co., Ltd.	162,800	191,657
*	Taichung Commercial Bank	2,233,000	398,502
	Tainan Enterprises Co., Ltd.	108,352	128,695
*	Tainan Spinning Co., Ltd.	1,716,000	356,910
*	Taita Chemical Co., Ltd.	328,000	70,175
*	Taitung Business Bank	201,000	6,940
	Taiwan Acceptance Corp.	220,480	127,546
	Taiwan Cooperative Bank	1,097,970	692,583
	Taiwan Fire & Marine Insurance Co., Ltd.	316,602	161,702
*	Taiwan Flourescent Lamp Co., Ltd.	176,000	51,331
	Taiwan Fu Hsing Industrial Co., Ltd.	197,300	184,110
	Taiwan Green Point Enterprises Co., Ltd.	301,988	782,391

33

	Taiwan Hon Chuan Enterprise Co., Ltd.	182,607	134,873
	Taiwan Kai Yih Industrial Co., Ltd.	164,438	71,323
*	Taiwan Kolin Co., Ltd.	798,000	182,579
	Taiwan Life Insurance Co., Ltd	625,969	725,569
*	Taiwan Line Tek Electronic Co., Ltd.	67,000	28,824
	Taiwan Mask Corp.	388,720	210,450
	Taiwan Navigation Co., Ltd.	404,777	231,187
	Taiwan Paiho Co., Ltd.	196,459	112,120
	Taiwan Polypropylene Co., Ltd.	306,615	188,417
*	Taiwan Pulp & Paper Corp.	506,000	101,533
	Taiwan Sakura Corp.	310,080	46,667
	Taiwan Secom Co., Ltd.	618,332	1,095,209
	Taiwan Sogo Shinkong Security Co., Ltd.	374,232	324,592
*	Taiwan Styrene Monomer Corp.	775,680	299,108
*	Taiwan Tea Corp.	1,241,714	229,274
	Taiyen Biotech Co., Ltd.	310,000	161,417
*	Teapo Electronic Corp.	450,000	84,885
	Teco Electric & Machinery Co., Ltd.	2,204,000	709,280
	Tecom, Ltd.	311,114	119,904
	Test-Rite International Co., Ltd.	493,328	284,464
	Tex-Ray Industrial Co., Ltd.	99,000	32,633
	The Ambassador Hotel	358,000	336,728
*	The Chinese Bank	1,694,000	103,381
	The First Insurance Co., Ltd.	341,600	115,004
	Thinking Electronic Industrial Co., Ltd.	75,000	54,393
	Thye Ming Industrial Co., Ltd.	70,000	49,958
	Ton Yi Industrial Corp.	1,917,280	483,595
	Tong Yang Industry Co., Ltd.	543,558	361,496
	Transcend Information, Inc.	394,342	971,764
	Tsann Kuen Enterprise Co., Ltd.	276,340	299,783
	TSRC Corp.	654,975	375,672
	Tung Ho Steel Enterprise Corp.	935,683	692,950
*	Twinhead International Corp.	296,504	25,054
*	TYC Brother Industrial Co., Ltd.	265,036	163,432
*	Tycoons Group Enterprise Co., Ltd.	507,000	72,401
*	Tyntek Corp.	196,000	149,279
*	Ulead Systems, Inc.	79,000	70,930
*	Union Bank of Taiwan	2,503,488	619,202
*	Union Insurance Co., Ltd.	501,147	81,393
	Unitech Electronics Co., Ltd.	212,198	80,489
	Unitech Printed Circuit Board Corp.	401,650	146,098
	United Integration Service Co., Ltd.	233,439	151,051
	Unity Opto Technology Co., Ltd.	136,040	109,246
*	Universal Cement Corp.	621,956	191,995
*	Universal Microelectronics Co., Ltd.	158,000	62,026
	Universal Scientific Industrial Co., Ltd.	903,115	302,957
*	Universal, Inc.	123,000	38,698
	UPC Technology Corp.	935,916	346,896
	USI Corp.	936,000	226,952
	U-TECH Media Corp.	317,000	38,413
*	Ve Wong Corp.	311,000	101,895
*	Via Technologies, Inc.	935,392	754,293
*	Visual Photonics Epitacy Co., Ltd.	60,000	65,808
	Walsin Technology Corp., Ltd.	565,682	402,932
	Wan Hwa Enterprise Co., Ltd.	220,000	119,834

34

	Waterland Financial Holdings	2,734,000	772,420
*	Wei Chih Steel Industrial Co., Ltd.	433,000	55,048
*	Wei Chuan Food Corp.	518,000	176,183
	Weltrend Semiconductor, Inc.	230,529	73,828
	Wintek Corp.	66,403	55,363
	Wistron Corp.	818,266	907,897
	Wistron NeWeb Corp.	29,892	79,282
	WPG Holdings Co., Ltd.	368,841	129,907
	Wus Printed Circuit Co., Ltd.	655,205	221,638
	Ya Hsin Industrial Co., Ltd.	1,032,578	803,700
*	Yageo Corp.	2,828,000	972,996
*	Yeung Cyang Industrial Co., Ltd.	178,138	147,582
*	Yi Jinn Industrial Co., Ltd.	262,000	20,560
	Yieh Phui Enterprise Co., Ltd.	1,361,379	503,935
	Yosun Industrial Corp.	295,208	115,226
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	1,820,008	627,730
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	146,672	209,150
	Yung Shin Pharmaceutical Industrial Co., Ltd.	266,300	209,468
	Yung Tay Engineering Co., Ltd.	595,000	295,876
	Zig Sheng Industrial Co., Ltd.	574,378	105,847
	Zinwell Corp.	170,479	186,086
	Zippy Technology Corp.	51,700	35,945
	Zyxel Communication Corp.	417,657	512,947

TOTAL — TAIWAN			88,904,367

THAILAND — (3.6%)
COMMON STOCKS — (3.6%)
	A.J. Plast Public Co., Ltd. (Foreign)	619,600	46,824
*	Adkinson Securities Public Co., Ltd. (Foreign)	761,450	140,822
*	Advance Agro Public Co., Ltd. (Foreign)	809,000	613,531
	Aeon Thana Sinsap (Thailand) Public Co., Ltd. (Foreign)	142,500	179,168
	Amata Corp. Public Co., Ltd. (Foreign)	2,369,800	939,596
#	Asia Plus Securities Public Co., Ltd. (Foreign)	5,068,950	437,025
	Asian Property Development Public Co., Ltd. (Foreign)	4,535,100	424,788
#	Bangkok Dusit Medical Services Public Co., Ltd. (Foreign)	1,282,233	980,953
	Bangkok Expressway Public Co., Ltd. (Foreign)	1,170,400	663,372
	Bangkok First Investment & Trust Public Co., Ltd. (Foreign)	323,700	76,230
	Bangkok Insurance Public Co., Ltd. (Foreign)	84,734	473,500
*	Bangkok Land Public Co., Ltd. (Foreign)	14,748,970	266,879
*	Bangkok Rubber Public Co., Ltd. (Foreign)	14,600	963
	Big C Supercenter Public Co., Ltd. (Foreign)	87,000	87,972
	Bumrungrad Hospital Public Co., Ltd. (Foreign)	1,043,800	1,006,859
	Cal-Comp Electronics (Thailand) Public Co., Ltd. (Foreign)	5,498,000	558,871
	Capital Nomura Securities Public Co., Ltd. (Foreign)	46,000	40,700
*	Central Paper Industry Public Co., Ltd. (Foreign)	19	1,106
	Central Pattana Public Co., Ltd. (Foreign)	2,849,600	1,478,638
	Central Plaza Hotel Public Co., Ltd. (Foreign)	592,500	100,905
#	Ch. Karnchang Public Co., Ltd. (Foreign)	2,746,200	533,455
	Charoong Thai Wire & Cable Public Co., Ltd. (Foreign)	672,400	134,194
*	Compass East Industry (Thailand) Public Co., Ltd. (Foreign)	122,000	6,623
	Dynasty Ceramic Public Co., Ltd. (Foreign)	503,700	159,500
	Eastern Water Resources Development & Management Public Co., Ltd. (Foreign)	1,759,400	236,428
	Erawan Group Public Co., Ltd. (Foreign)	2,687,439	293,201

35

	Fancy Wood Industries Public Co., Ltd. (Foreign)	260,800	17,350
	Finansa Public Co., Ltd. (Foreign)	102,600	43,683
	GFPT Public Co., Ltd. (Foreign)	240,100	82,419
	GMM Grammy Public Co., Ltd. (Foreign)	928,000	172,858
*	Golden Land Property Development Public Co., Ltd. (Foreign)	485,616	82,056
	Hana Microelectronics Public Co., Ltd. (Foreign)	1,129,796	789,174
	Hermraj Land & Development Public Co., Ltd. (Foreign)	10,034,500	253,666
	Home Product Center Public Co., Ltd. (Foreign)	1,312,729	288,186
	ICC International Public Co., Ltd. (Foreign)	204,600	217,775
*	International Engineering Public Co., Ltd. (Foreign)	2,144,500	128,967
*	ITV Public Co., Ltd. (Foreign)	2,785,600	252,023
*	Jasmine International Public Co., Ltd. (Foreign)	15,105,000	213,029
	Kang Yong Electric Public Co., Ltd. (Foreign)	7,200	11,208
*	KCE Electronics Public Co., Ltd. (Foreign)	497,500	42,628
*	Keppel Thai Properties Public Co., Ltd. (Foreign)	8,360	725
*	KGI Securities One Public Co., Ltd. (Foreign)	3,394,946	170,741
	Kiatnakin Finance Public Co., Ltd. (Foreign)	346,800	263,007
	Kim Eng Securities Thailand Public Co., Ltd. (Foreign)	762,500	407,830
	Krungthai Card Public Co., Ltd. (Foreign)	285,900	148,351
*	Laguna Resorts & Hotels Public Co., Ltd. (Foreign)	32,200	71,546
	Lalin Property Public Co., Ltd. (Foreign)	1,217,100	135,377
	Lanna Resources Public Co., Ltd. (Foreign)	353,700	106,355
*	Loxley Public Co., Ltd. (Foreign)	2,984,620	198,551
	LPN Development Public Co., Ltd. (Foreign)	415,250	49,061
*	Magnecomp Precision Technology (Foreign)	2,603,198	156,552
	Major Cineplex Group Public Co., Ltd. (Foreign)	1,401,900	585,679
	MBK Development Public Co., Ltd. (Foreign)	278,800	396,908
*	Media of Medias Public Co., Ltd. (Foreign)	9,100	1,513
	MFC Asset Management Public Co., Ltd. (Foreign)	5,000	2,614
*	Mida Assets Public Co., Ltd. (Foreign)	484,400	19,721
*	Millennium Steel Public Co., Ltd. (Foreign)	7,656,100	187,430
	Minor Corp. Public Co., Ltd. (Foreign)	350,180	80,137
	MK Real Estate Development Public Co., Ltd. (Foreign)	1,960,260	129,362
	M-Link Asia Corp. Public Co., Ltd. (Foreign)	747,700	46,557
	Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)	17,000	88,212
*	Nakornthai Strip Mill Public Co., Ltd. (Foreign)	13,202,000	126,469
*	Nation Multimedia Group Public Co., Ltd. (Foreign)	146,259	32,692
*	Natural Park Public Co., Ltd. (Foreign)	15,005,100	155,721
	Noble Development Public Co., Ltd. (Foreign)	260,100	26,993
*	Pacific Assets Public Co., Ltd. (Foreign)	141,000	18,760
	Padaeng Industry Public Co., Ltd. (Foreign)	73,800	70,697
	Patum Rice Mill & Granary Public Co., Ltd. (Foreign)	5,500	3,922
	Phatra Insurance Public Co., Ltd. (Foreign)	10,000	36,855
*	Picnic Gas & Engineering Public Co., Ltd. (Foreign)	4,305,800	43,539
	Power Line Engineering Public Co., Ltd. (Foreign)	837,500	147,086
*	Pranda Jewelry Public Co., Ltd. (Foreign)	118,000	20,410
*	Property Perfect Public Co., Ltd. (Foreign)	325,000	26,118
	Quality Houses Public Co., Ltd. (Foreign)	10,069,800	286,713
	Regional Container Lines Public Co., Ltd. (Foreign)	1,185,300	633,968
*	Robinson Department Store Public Co., Ltd. (Foreign)	1,030,825	309,961
	Rojana Industrial Park Public Co., Ltd. (Foreign)	276,000	92,539
	Saha Pathana Inter-Holding Public Co., Ltd. (Foreign)	350,000	211,416
	Saha-Union Public Co., Ltd. (Foreign)	502,000	284,529
*	Sahaviriya Steel Industries Public Co., Ltd. (Foreign)	16,086,500	513,672
	Samart Corporation Public Co., Ltd. (Foreign)	1,757,100	453,536

36

	Samart I-Mobile Public Co., Ltd. (Foreign)	510,500	230,934
	Sammakorn Public Co., Ltd. (Foreign)	75,000	5,708
	Sansiri Public Co., Ltd. (Foreign)	2,591,566	241,365
	Seamico Securities Public Co., Ltd. (Foreign)	1,162,922	118,211
	Serm Suk Public Co., Ltd. (Foreign)	10,000	5,082
* #	Shinawatra Satellite Public Co., Ltd. (Foreign)	2,372,000	577,536
	Siam Industrial Credit Public Co., Ltd. (Foreign)	352,862	44,695
	Siam Makro Public Co., Ltd. (Foreign)	512,100	953,885
	Sino-Thai Engineering & Construction Public Co., Ltd. (Foreign)	1,616,500	192,707
	Sri Trang Agro Industry Public Co., Ltd. (Foreign)	328,998	126,942
	Srithai Superware Public Co., Ltd. (Foreign)	16,400	3,382
*	STP & I Public Co., Ltd. (Foreign)	138,700	11,294
*	Sun Tech Group Public Co., Ltd. (Foreign)	3,536	2,027
	Supalai Public Co., Ltd. (Foreign)	1,689,733	143,884
	SVI Public Co., Ltd. (Foreign)	122,266	34,162
*	Syntec Construction Public Co., Ltd. (Foreign)	2,620,000	43,922
*	Tanayong Public Co., Ltd. (Foreign)	378,521	6,945
	Thai Carbon Black Public Co., Ltd. (Foreign)	87,900	33,682
	Thai Plastic & Chemicals Public Co., Ltd. (Foreign)	1,857,400	761,148
	Thai Reinsurance Public Co., Ltd. (Foreign)	1,484,700	187,267
	Thai Rung Union Car Public Co., Ltd. (Foreign)	759,600	78,830
	Thai Stanley Electric (Thailand) Public Co., Ltd. (Foreign)	153,600	592,656
	Thai Vegetable Oil Public Co., Ltd. (Foreign)	482,600	91,178
	Thai Wacoal Public Co., Ltd. (Foreign)	78,000	69,532
*	Thai-German Ceramic Industry Public Co., Ltd. (Foreign)	1,129,600	59,516
	Thanachart Capital PCL, Ltd. (Foreign)	1,530,800	578,429
	Ticon Industrial Connection Public Co., Ltd. (Foreign)	790,600	351,331
	Tipco Asphalt Public Co., Ltd. (Foreign)	178,390	78,799
	TIPCO Foods (Thailand) Public Co., Ltd. (Foreign)	282,382	46,588
	TISCO Finance Public Co., Ltd. (Foreign)	745,900	412,845
*	TPI Polene Public Co., Ltd. (Foreign)	1,191,800	315,551
*	TT&T Public Co., Ltd. (Foreign)	7,453,700	448,253
*	Tuntex (Thailand) Public Co., Ltd. (Foreign)	126,728	6,475
	Tycoons Worldwide Group Public Co., Ltd. (Foreign)	804,700	150,961
*	Union Mosaic Industry Public Co., Ltd. (Foreign)	1,081,900	39,153
	United Palm Oil Industry Public Co., Ltd. (Foreign)	21,000	24,029
	Vanachai Group Public Co., Ltd. (Foreign)	2,859,066	334,750
	Vinythai Public Co., Ltd. (Foreign)	2,273,034	529,245
TOTAL COMMON STOCKS			27,151,849

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land Public Co., Ltd. (Foreign) Warrants 2006	217,330	0
*	Cal-Comp Electronics (Thailand) Public Co., Ltd. (Foreign) Warrants 04/18/09	1,099,600	21,653
*	Erawan Group Public Co., Ltd. (Foreign) Warrants 12/17/07	671,859	0
TOTAL RIGHTS/WARRANTS			21,653

TOTAL — THAILAND			27,173,502

TURKEY — (4.5%)
COMMON STOCKS — (4.5%)
	Acibadem Saglik Hizmetleri ve Ticares A.S.	16,054	182,657
	Adana Cimento Sanayi Ticaret A.S.	745,860	516,610
	Adel Kalemcilik Ticaret Ve Sanayi A.S.	6,000	28,792

37

	Afyon Cimento Sanayii Ticaret A.S.	128	101,588
*	Ak-Al Tekstil A.S.	3,056	8,292
	Akcansa Cimento Sanayi ve Ticaret A.S.	324,378	1,739,349
*	Akenerji Elektrik Uretim A.S.	80,193	176,004
*	Aksa Akrilik Kimya Sanayii A.S.	47,621	421,168
	Aksigorta A.S.	583,604	2,117,718
*	Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	40,391	57,526
*	Aktas Elektrik Ticaret A.S.	370	37,892
	Alarko Carrier Sanayii ve Ticaret A.S.	14,579	149,829
	Alarko Holding A.S.	290,609	760,995
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	24,197	80,641
	Alkim Alkali Kimya A.S.	37,197	121,046
*	Alkim Kagitt A.S.	25,977	16,799
*	Alternatifbank A.S.	98,944	141,845
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	65,946	103,082
	Anadolu Anonim Turk Sigorta Sirketi A.S.	245,997	416,966
	Anadolu Cam Sanayii A.S.	277,157	905,015
	Anadolu Hayat Sigorta A.S.	157,466	463,896
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	18,086	168,378
*	Ayen Enerji A.S.	161,469	267,233
*	Aygaz A.S.	342,010	795,709
	Bagfas Bandirma Gubre Fabrikalari A.S.	3,450	66,260
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	147,698	170,793
	Bati Anabolu Cimento A.S.	110,525	597,851
	Bati Soeke Cimento Sanayi A.S.	17,000	42,308
*	Beko Elektronik A.S.	234,899	300,567
	Bolu Cimento Sanayii A.S.	223,471	435,140
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	36,993	269,079
*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	1,664	189,574
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	205,147	180,155
*	Boyner Buyuk Magazacilik A.S.	189,233	216,295
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	5,857	284,693
	BSH ev Aletleri Sanayi ve Ticaret A.S.	2,000	36,371
	Bursa Cimento Fabrikasi A.S.	115,360	864,236
	Celebi Hava Servisi A.S.	28,354	528,586
*	Cemtas Celik Makina Sanayi ve Ticaret A.S.	47,893	85,408
	Cimsa Cimento Sanayi ve Ticaret A.S.	259,130	1,512,064
	Deva Holding A.S.	114,830	629,350
*	Dogan Burda Rizzoli Dergi Yacincilik ve Pazarlame A.S.	15,000	31,611
*	Dogan Gazetecilik A.S.	105,300	192,960
	Doktas Dokumculuk Ticaret ve Sanayi A.S.	63,993	177,129
*	Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	143,194	71,260
*	Eczacibasi Ilac Sanayi ve Ticaret A.S.	294,407	714,920
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	116,012	247,339
*	Edip Iplik Sanayi ve Ticaret A.S.	13,000	24,942
*	Ege Plstik Ticaret ve Sanayi A.S.	14,342	5,558
*	EGE Seramik Sanayi ve Ticaret A.S.	69,443	162,643
	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	229	139,273
*	Fortis Bank A.S.	454,700	1,359,203
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	46,568	44,012
*	Global Yatirim Holding A.S.	148,423	126,175
*	Goldas Kuyumculuk Sanayi A.S.	88,799	68,158
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,128	303,525
*	Goodyear Lastikleri T.A.S.	14,659	229,049
*	GSD Holding A.S.	190,876	163,226

38

*	Gubre Fabrikalari Ticaret A.S.	8,436	20,063
	Gunes Sigorta A.S.	68,999	111,446
*	Hektas Ticaret T.A.S.	37,782	22,631
	Hurriyet Gazetecilik ve Matbaacilik A.S.	184,673	436,270
*	Ihlas Holding A.S.	745,675	309,373
*	Isiklar Ambalaj A.S.	105,398	72,335
*	Izmir Demir Celik Sanayii A.S.	57,269	174,894
	Izocam Ticaret Ve Sanayi A.S.	8,080	74,920
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	220,979	156,511
*	Karsu Tekstil Sanayii ve Ticaret A.S.	17,040	9,641
	Karton Sanayi ve Ticaret A.S.	1,698	186,221
*	Kav Danismanlik Pazarlama ve Ticaret A.S.	15,564	27,332
*	Kerevitas Gida Sanayii ve Ticaret A.S.	2,532	11,797
*	Klimasan Klima Sanayi ve Ticaret A.S.	6,457	24,837
	Konya Cimento Sanayii A.S.	4,921	262,371
	Kordsa Endustriyel Iplik Kord Bezi Sanayi ve Ticaret A.S.	146,305	363,862
*	Kutahya Porselen Sanayii A.S.	4,782	81,185
	Mardin Cimento Sanayii ve Ticaret A.S.	121,637	674,539
*	Marmari Marti Otel Isletmeleri A.S.	81,975	88,699
	Marshall Boya ve Vernik Sanayii A.S.	6,470	96,549
*	Medya Holdings A.S.	15,849	74,662
*	Menderes Tekstil Sanayi ve Ticaret A.S.	333,910	108,771
*	Merko Gida Sanayi ve Ticaret A.S.	10,580	5,887
*	Migros Turk A.S.	138,559	1,326,528
*	Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.	47,670	92,128
*	Mudurnu Tavukculuk A.S.	1,740	535
	Multu Aku ve Malzemeleri Sanayi A.S.	76,677	69,265
*	Nergis Holding A.S.	1,784	4,507
*	Net Holding A.S.	159,862	73,830
*	Net Turizm Ticaret ve Sanayi A.S.	33,828	33,618
	Nortel Networks Netas Telekomuenikasyon A.S.	8,756	200,410
	Olmuksa International Paper Sabanci Ambalaj Sanayi ve Ticaret A.S.	20,976	48,860
	Otobus Karoseri Sanayi A.S.	44,321	376,690
*	Parsan Makina Parcalari Sanayii A.S.	80,706	102,053
*	Pimas Plastik Insaat Malzemeleri A.S.	17,000	36,710
	Pinar Entegre et ve Un Sanayii A.S.	79,952	139,309
	Pinar Sut Mamulleri Sanayii A.S.	35,215	118,638
*	Raks Elektronik Sanayi ve Ticaret A.S.	2,730	1,472
*	Sanko Pazarlama Ithalat Ihracat A.S.	48,903	110,391
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	102,957	315,289
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	373,182	223,779
*	Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.	6,570	3,988
*	Tat Konserve Sanayii A.S.	63,787	88,727
*	Tekstil Bankasi A.S.	291,789	282,073
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	39,939	65,069
	Tofas Turk Otomobil Fabrikasi A.S.	325,649	887,382
	Trakya Cam Sanayii A.S.	390,577	949,168
	Turk Demir Dokum Fabrikalari A.S.	60,749	505,142
	Turk Ekonomi Bankasi A.S.	57,732	559,029
*	Turk Prysmian Kablo ve Sistemleri A.S.	46,921	113,473
*	Turk Sise ve Cam Fabrikalari A.S.	393,110	1,194,544
	Ulker Gida Sanayi ve Ticaret A.S.	260,684	663,164
	USAS Ucak Servisi A.S.	71,628	245,211
*	Uzel Makina Sanayii A.S.	156,941	281,702

39

*	Vakif Finansal Kiralama A.S.	8,288	12,608
*	Vestel Elektronik Sanayi ve Ticaret A.S.	201,109	527,979
*	Yapi Kredi Finansal Kiralama A.S.	75,052	168,449
*	Yapi Kredi Sigorta A.S.	10,000	38,091
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	18,134	24,528
	Yunsa Yunlu Sanayi ve Ticaret A.S.	10,027	10,918
*	Zorlu Enerji Elektrik Uretim A.S.	100,448	288,853

TOTAL — TURKEY			33,827,649

		Face Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (3.0%)
@	Repurchase Agreement, Countrywide Securities 5.29%, 09/01/06 (Collaterallized by $16,263,659 FHLMC 6.000%, 04/15/31, valued at $20,614,506) to be repurchased at $20,210,300	$20,207	20,207,331

	Repurchase Agreement, PNC Capital Markets, Inc. 5.22%, 09/01/06 (Collateralized by $2,859,000 FHLMC 4.00%, 09/22/09, valued at $2,823,263) to be repurchased at $2,781,403	2,781	2,781,000
TOTAL TEMPORARY CASH INVESTMENTS			22,988,331

TOTAL INVESTMENTS - (100.0%)
(Cost $588,235,630) ##			$756,632,110

40

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

August 31, 2006

(Unaudited)

	Face Amount^	Value †
	(000)

AUSTRALIA — (1.4%)
BONDS — (1.4%)
BOS International Australia, Ltd.
(c) 3.500%, 01/22/07	35,922	$32,394,150

AUSTRIA — (2.4%)
BONDS — (2.4%)
Austria, Republic of
(f) 3.000%, 05/14/07	8,000	6,547,586
Oesterreichische Kontrollbank AG
(f) 2.000%, 11/26/07	13,000	10,548,921
(f) 3.500%, 02/18/08	29,475	24,427,959
(f) 1.500%, 03/27/08	21,000	16,903,631
TOTAL — AUSTRIA		58,428,097

BELGIUM — (3.0%)
BONDS — (3.0%)
Belgium, Kingdom of
5.750%, 03/28/08	54,000	71,442,993

CANADA — (5.4%)
BONDS — (5.4%)
British Columbia, Province of
(f) 2.125%, 03/26/08	20,000	16,243,116
Canadian Government
(e) 4.875%, 07/07/08	8,200	10,748,603
GE Capital Canada Funding Co.
5.300%, 07/24/07	60,000	54,735,547
Manitoba, Province of
(u) 4.250%, 11/20/06	47,000	46,887,905
Ontario, Province of
(u) 2.650%, 12/15/06	1,000	992,580
TOTAL — CANADA		129,607,751

DENMARK — (3.0%)
BONDS — (3.0%)
Denmark, Kingdom of
7.000%, 11/15/07	400,000	71,426,353

1

FRANCE — (8.3%)
BONDS — (8.3%)
Caisse D’Amortissement de la Dette Sociale SA
6.250%, 10/25/07	27,104	35,712,832
(g) 4.625%, 12/07/07	17,500	33,135,851
Caisse Nationale D’Autoroutes
(f) 3.375%, 02/27/08	5,000	4,136,312
ERAP
3.375%, 04/25/08	38,850	49,645,278
French Government Note
4.750%, 07/12/07	50,000	64,726,795
Total Capital SA
3.500%, 01/28/08	9,000	11,499,315
TOTAL — FRANCE		198,856,383

GERMANY — (12.9%)
BONDS — (12.9%)
Bayerische Landesbank
3.250%, 02/28/08	19,600	24,955,768
BundesObligation
4.500%, 08/17/07	38,000	49,127,761
Depfa Deutsche Pfandbriefbank AG
(f) 1.750%, 02/18/08	14,640	11,842,040
KFW-Kreditanstalt Fuer Wiederaufbau AG
(g) 5.375%, 12/07/07	1,500	2,862,779
Kreditanstalt Fuer Wiederaufbau
3.000%, 11/15/07	51,000	64,917,436
Landesbank Hessen-Thuringen Girozentrale
(c) 5.375%, 12/28/06	16,393	14,866,344
(c) 4.000%, 06/04/07	33,183	29,918,739
Landeskreditbank Baden-Wuerttemberg-Foerderbank
(u) 4.875%, 01/30/07	53,000	52,865,327
Landwirtschaftliche Rentenbank
(u) 4.875%, 03/12/07	3,000	2,994,972
5.000%, 08/17/07	35,000	45,413,458
(f) 1.750%, 02/12/08	10,000	8,086,241
TOTAL — GERMANY		307,850,865

NETHERLANDS — (8.4%)
BONDS — (8.4%)
Bank Nederlandse Gemeenten
(u) 4.500%, 12/14/06	43,000	42,881,965
2.875%, 05/15/07	13,500	17,227,508
Nederlandse Waterschapsbank NV
(u) 6.875%, 10/26/06	10,000	10,015,010
Netherlands, Government of
3.000%, 07/15/07	53,000	67,600,649
Rabobank Nederland NV
3.625%, 01/22/08	50,000	64,168,343
TOTAL — NETHERLANDS		201,893,475

NORWAY — (1.1%)
BONDS — (1.1%)
Eksportfinans ASA
(e) 3.500%, 04/16/08	20,000	25,564,922

2

SPAIN — (2.9%)
BONDS — (2.9%)
Instituto de Credito Oficial
(u) 4.625%, 11/29/06	56,000	55,872,208
2.500%, 07/30/07	10,000	12,697,957
TOTAL — SPAIN		68,570,165

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (8.4%)
BONDS — (8.4%)
Council of Europe Development Bank
(u) 4.875%, 01/23/07	53,000	52,886,368
Eurofima
(s) 5.625%, 02/05/08	89,000	12,636,113
European Investment Bank
(e) 2.625%, 10/15/07	54,000	68,560,387
Inter-American Development Bank
(f) 3.000%, 10/22/07	30,460	25,011,623
World Bank (International Bank for Reconstruction & Development)
(c) 3.000%, 06/04/07	14,800	13,272,680
(j) 2.000%, 02/18/08	3,190,000	27,706,819
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		200,073,990

SWEDEN — (5.5%)
BONDS — (5.5%)
Swedish Export Credit Corp.
(u) 4.625%, 11/06/06	23,000	22,967,708
(u) 2.875%, 01/26/07	35,000	34,699,140
Swedish Government
8.000%, 08/15/07	505,000	72,814,829
TOTAL — SWEDEN		130,481,677

UNITED KINGDOM — (5.0%)
BONDS — (5.0%)
Bank of England
(e) 2.500%, 01/28/08	52,550	66,381,244
BP Capital Markets P.L.C.
(u) 2.750%, 12/29/06	15,066	14,942,007
5.000%, 12/27/07	4,025	7,640,658
GlaxoSmithKline Capital P.L.C.
(e) 3.375%, 04/15/08	12,000	15,302,902
HBOS Treasury Services P.L.C.
(e) 3.750%, 01/23/08	12,700	16,281,463
TOTAL – UNITED KINGDOM		120,548,274

UNITED STATES – (31.8%)
AGENCY OBLIGATIONS – (9.3%)
Federal Farm Credit Bank
2.750%, 09/29/06	18,060	18,022,471
Federal Home Loan Mortgage Corporation
(e) 3.500%, 02/15/08	73,000	93,353,303
Federal National Mortgage Association
4.375%, 10/15/06	32,000	31,960,640
(t) 6.375%, 08/15/07	65,000	49,640,961
(j) 1.750%, 03/26/08	3,410,000	29,586,960
TOTAL AGENCY OBLIGATIONS		222,564,335

3

BONDS — (13.5%)
Bank of America Corp.
5.250%, 02/01/07	57,700	57,643,339
General Electric Capital Corp.
5.000%, 02/15/07	15,985	15,958,369
5.375%, 03/15/07	6,200	6,201,184
(e) 5.125%, 06/20/07	19,037	24,656,860
Landesbank Baden-Wuerttemberg
4.150%, 03/30/07	53,000	52,624,707
Pfizer, Inc.
(j) 0.800%, 03/18/08	7,528,000	64,220,038
Toyota Motor Credit Corp.
(g) 4.500%, 12/15/06	20,000	38,023,238
(e) 4.125%, 01/16/07	10,000	12,840,510
(f) 2.000%, 11/13/07	12,900	10,471,884
(j) 0.750%, 06/09/08	1,000,000	8,535,185
US Bank NA
2.850%, 11/15/06	30,891	30,737,626
TOTAL BONDS		321,912,940

CERTIFICATES OF DEPOSITS — (2.1%)
Wells Fargo Bank NA
4.850%, 01/30/07	50,000	49,795,630

COMMERCIAL PAPER — (6.9%)
Abbey National North America
5.250%, 12/01/06	50,000	49,365,625
BASF AG
5.270%, 11/27/06	24,000	23,692,193
Danske Corp.
5.260%, 12/04/06	70,000	69,028,361
Ixis Commercial Paper
4.800%, 09/06/06	8,400	8,393,875
Sigma Finance Corp.
5.310%, 12/13/06	15,000	14,770,824
TOTAL COMMERCIAL PAPER		165,250,878

TOTAL — UNITED STATES		759,523,783

TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.22%, 09/01/06 (Collateralized by $12,524,000 FHLMC 4.00%, 09/22/09, valued at $12,367,450) to be repurchased at $12,185,767	12,184	12,184,000

TOTAL INVESTMENTS – (100.0%)
(Cost $2,347,102,189) ##		$2,388,846,878

4

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

August 31, 2006

(Unaudited)

		Shares	Value †

COMMON STOCKS — (88.5%)
Consumer Discretionary — (13.3%)
*	4Kids Entertainment, Inc.	10,000	$153,500
*	99 Cents Only Stores	60,500	687,280
*	A.C. Moore Arts & Crafts, Inc.	20,000	355,600
*	Acme Communications, Inc.	10,400	52,728
*	Advanced Marketing Services, Inc.	1,000	3,200
*	Aftermarket Technology Corp.	7,800	157,404
*	Alderwoods Group, Inc.	15,900	314,661
*	All American Semiconductor, Inc.	1,100	3,729
* #	Alloy, Inc.	10,150	115,507
#	American Axle & Manufacturing Holdings, Inc.	58,400	974,696
#	American Greetings Corp. Class A	77,200	1,892,944
* #	America’s Car-Mart, Inc.	2,700	42,606
* #	AnnTaylor Stores Corp.	39,375	1,567,125
*	Applica, Inc.	4,600	21,252
#	ArvinMeritor, Inc.	107,900	1,602,315
	Asbury Automotive Group, Inc.	31,400	643,386
*	Ashworth, Inc.	7,700	53,515
*	Audiovox Corp. Class A	18,600	275,466
* #	AutoNation, Inc.	305,500	5,935,865
* #	Avatar Holdings, Inc.	1,700	93,704
*	Aztar Corp.	30,900	1,621,323
* #	Bally Total Fitness Holding Corp.	12,600	37,800
#	Bandag, Inc.	12,300	468,138
	Bandag, Inc. Class A	1,900	60,363
	Barnes & Noble, Inc.	29,700	1,079,892
	Bassett Furniture Industries, Inc.	5,279	91,221
	Beasley Broadcast Group, Inc.	1,050	7,665
#	Beazer Homes USA, Inc.	34,403	1,386,441
	Belo Corp. Class A	72,700	1,185,010
* #	Big Lots, Inc.	74,600	1,368,910
	Blair Corp.	2,452	58,603
#	Blockbuster, Inc. Class A	69,700	278,103
*	Blockbuster, Inc. Class B	100	357
*	Bluegreen Corp.	10,600	121,370
	Bob Evans Farms, Inc.	55,600	1,575,704
*	Bombay Co., Inc.	11,800	17,582
#	Bon-Ton Stores, Inc.	14,349	393,306
#	Books-A-Million, Inc.	14,400	229,680
	Borders Group, Inc.	78,300	1,497,879
	BorgWarner, Inc.	52,600	2,982,946
#	Boyd Gaming Corp.	42,300	1,529,568
	Brown Shoe Company, Inc.	26,150	835,492
#	Brunswick Corp.	119,800	3,438,260

1

*	Buca, Inc.	12,000	64,800
#	Building Materials Holding Corp.	17,800	464,936
* #	Cabela’s, Inc.	10,000	200,800
*	California Coastal Communities, Inc.	5,600	171,640
#	Callaway Golf Co.	104,400	1,400,004
*	CarMax, Inc.	1,829	68,935
#	Carmike Cinemas, Inc.	8,800	164,472
*	Carriage Services, Inc.	7,897	36,010
*	Casual Male Retail Group, Inc.	6,369	71,651
	Cato Corp. Class A	600	13,938
*	Cavalier Homes, Inc.	5,800	20,590
*	Cavco Industries, Inc.	5,750	195,615
	CBRL Group, Inc.	61,700	2,334,728
	CBS Corp. Class A	1,350	38,556
	CBS Corp. Class B	106,921	3,052,595
#	Centex Corp.	121,900	6,210,805
*	Champps Entertainment, Inc.	8,300	50,298
*	Charlotte Russe Holding, Inc.	4,500	120,150
*	Charming Shoppes, Inc.	59,000	776,440
*	Chromcraft Revington, Inc.	100	1,052
	Circuit City Stores, Inc.	169,700	4,006,617
#	Citadel Broadcasting Co.	6,600	60,654
	Clear Channel Communications, Inc.	380,300	11,043,912
	Coachmen Industries, Inc.	9,300	93,093
	Coast Distribution System, Inc.	100	951
	Cobra Electronics Corp.	1,200	9,852
	Collectors Universe, Inc.	4,800	63,552
*	Comcast Corp. Class A	766,750	26,836,250
*	Comcast Corp. Special Class A Non-Voting	568,743	19,854,818
*	Comstock Homebuilding Companies, Inc.	1,550	8,897
*	Concord Camera Corp.	661	330
#	Cooper Tire & Rubber Co.	52,800	519,024
*	Cost Plus, Inc.	4,000	40,720
*	Cox Radio, Inc.	25,000	396,500
* #	Crown Media Holdings, Inc.	4,277	17,065
	CSS Industries, Inc.	13,150	391,738
*	Culp, Inc.	8,280	42,145
* #	Cumulus Media, Inc. Class A	22,600	226,904
	Cutter & Buck, Inc.	13,160	146,602
*	Deckers Outdoor Corp.	1,800	73,818
*	dELiA*s, Inc.	4,628	33,322
	Delta Apparel, Inc.	879	16,991
*	Diedrich Coffee, Inc.	891	3,118
#	Dillards, Inc. Class A	123,600	3,853,848
*	Discovery Holding Co. Class A	83,860	1,174,879
	Disney (Walt) Co.	666,400	19,758,760
*	Dixie Group, Inc.	11,100	157,065
* #	Dominion Homes, Inc.	2,900	16,385
*	Dorman Products, Inc.	2,450	25,725
	Dover Motorsports, Inc.	21,300	123,540
*	Drew Industries, Inc.	1,200	31,332
*	drugstore.com, Inc.	22,004	69,753
*	Duckwall-ALCO Stores, Inc.	700	25,382
*	Dura Automotive Systems, Inc.	3,100	1,240
#	Eastman Kodak Co.	175,500	3,732,885

2

*	Emerson Radio Corp.	12,600	38,430
*	Emmis Communications Corp. Class A	300	3,669
#	Entercom Communications Corp.	42,900	1,090,089
*	Entravision Communications Corp.	55,700	413,851
* #	Escala Group, Inc.	3,900	26,052
*	Expedia, Inc.	109,511	1,787,220
*	Fairchild Corp. Class A	5,600	14,896
*	Famous Dave’s of America, Inc.	200	2,968
	Federated Department Stores, Inc.	550,604	20,911,940
#	Finish Line, Inc. Class A	22,700	252,651
*	Finlay Enterprises, Inc.	4,300	27,305
	Flanigan’s Enterprises, Inc.	200	1,790
*	Fleetwood Enterprises, Inc.	6,100	42,883
	Foot Locker, Inc.	183,800	4,429,580
	Ford Motor Co.	58,140	486,632
	Fortune Brands, Inc.	1,600	116,160
*	Franklin Covey Co.	900	5,175
	Fred’s, Inc.	51,800	679,098
*	Fuel Systems Solutions, Inc.	3,622	49,911
#	Furniture Brands International, Inc.	71,900	1,376,885
*	GameStop Corp. Class B	6,493	262,317
*	GameTech International, Inc.	2,500	21,000
* #	Gander Mountain Co.	8,600	51,514
* #	Gaylord Entertainment Co.	35,682	1,560,017
#	General Motors Corp.	827,500	24,146,450
*	Gentek, Inc.	500	14,945
	Genuine Parts Co.	3,800	157,054
*	G-III Apparel Group, Ltd.	2,050	20,500
*	Gottschalks, Inc.	4,100	33,579
	Gray Television, Inc.	18,240	116,554
*	Great Wolf Resorts, Inc.	1,800	21,798
#	Group 1 Automotive, Inc.	21,300	964,890
*	GSI Commerce, Inc.	2,500	32,800
* #	Gymboree Corp.	9,000	301,950
	Hancock Fabrics, Inc.	1,462	4,342
	Handleman Co.	24,700	172,159
	Harrah’s Entertainment, Inc.	249,073	15,532,192
*	Harris Interactive, Inc.	44,400	245,532
*	Hartmarx Corp.	10,900	65,073
	Hasbro, Inc.	226,000	4,587,800
*	Hastings Entertainment, Inc.	1,572	9,872
	Haverty Furniture Co., Inc.	30,000	421,500
	Hearst-Argyle Television, Inc.	80,400	1,837,944
#	Hilton Hotels Corp.	42,400	1,079,928
#	Horton (D.R.), Inc.	213,840	4,689,511
*	IAC/InterActiveCorp	215,237	6,129,950
	IHOP Corp.	8,900	415,541
	ILX Resorts, Inc.	900	8,334
*	Image Entertainment, Inc.	4,562	16,423
* #	Infosonics Corp.	600	3,876
*	Interface, Inc. Class A	9,387	119,309
	International Speedway Corp. Class A	800	38,720
*	Interstate Hotels & Resorts, Inc.	12,000	124,680
	J. Alexander’s Corp.	2,300	19,688
*	Jack in the Box, Inc.	1,300	62,374

3

*	Jakks Pacific, Inc.	8,600	140,524
*	Jarden Corp.	20,350	596,662
* #	Jo-Ann Stores, Inc.	23,100	342,111
*	Johnson Outdoors, Inc.	3,000	49,680
	Jones Apparel Group, Inc.	143,700	4,497,810
* #	Jos. A. Bank Clothiers, Inc.	1,202	28,764
*	K2, Inc.	15,624	182,020
	KB Home	2,000	85,520
#	Kellwood Co.	51,500	1,411,615
*	Keystone Automotive Industries, Inc.	4,700	161,633
	Kimball International, Inc. Class B	35,282	622,374
* #	Kirkland’s, Inc.	7,997	33,587
*	LaCrosse Footwear, Inc.	400	5,280
*	Lakeland Industries, Inc.	440	6,002
*	Lakes Entertainment, Inc.	1,600	15,552
#	Landry’s Restaurants, Inc.	25,100	686,485
* #	Laureate Education, Inc.	8,168	392,227
*	Lazare Kaplan International, Inc.	3,600	34,668
#	La-Z-Boy, Inc.	54,900	765,855
#	Lear Corp.	52,100	1,059,714
	Leggett & Platt, Inc.	1,500	34,575
#	Lennar Corp. Class A	34,400	1,542,496
	Lennar Corp. Class B	1,840	76,636
*	Lenox Group, Inc.	3,200	18,176
#	Levitt Corp. Class A	100	1,237
* #	Liberty Global, Inc. Class A	32,020	755,992
* #	Liberty Global, Inc. Series C	119,469	2,757,345
*	Liberty Media Holding Corp. Capital Class A	107,319	9,264,849
*	Liberty Media Holding Corp. Interactive Class A	187,249	3,568,966
#	Limited Brands, Inc.	18,700	481,151
*	Lin TV Corp.	9,000	65,700
	Lithia Motors, Inc. Class A	14,900	380,248
*	Live Nation, Inc.	31,462	660,073
*	Lodgian, Inc.	24,000	300,240
	Lone Star Steakhouse & Saloon, Inc.	41,400	1,129,392
*	Luby’s, Inc.	3,300	31,383
	M/I Homes, Inc.	10,300	333,308
*	Mace Security International, Inc.	4,431	10,236
*	MarineMax, Inc.	12,300	279,579
	McRae Industries, Inc. Class A	1,661	20,015
	MDC Holdings, Inc.	19,864	849,981
*	Meade Instruments Corp.	10,614	23,563
#	Media General, Inc. Class A	6,700	263,444
*	Mestek, Inc.	2,050	29,725
* #	MGM Mirage	99,800	3,560,864
	Michaels Stores, Inc.	61,600	2,651,880
	Modine Manufacturing Co.	35,900	836,111
	Monaco Coach Corp.	20,300	214,368
	Monro Muffler Brake, Inc.	900	29,007
*	Mothers Work, Inc.	300	11,463
	Movado Group, Inc.	28,400	638,716
#	Movie Gallery, Inc.	18,200	43,134
* #	Multimedia Games, Inc.	23,600	226,088
*	National RV Holdings, Inc.	6,800	24,480
#	News Corp. Class A	1,192,624	22,695,635

4

	Nobel Learning Communities, Inc.	400	4,096
*	Office Depot, Inc.	1,237	45,571
	OfficeMax, Inc.	104,000	4,319,120
*	Opinion Research Corp.	5,200	59,748
	Orleans Homebuilders, Inc.	13,600	166,192
*	O’Charleys, Inc.	21,308	393,985
	Oxford Industries, Inc.	14,500	595,660
* #	Palm Harbor Homes, Inc.	16,736	242,505
* #	Payless ShoeSource, Inc.	23,300	546,618
*	PC Mall, Inc.	9,400	64,860
* #	Pegasus Communications Corp.	2,500	5,050
	Penney (J.C.) Co., Inc.	235,200	14,827,008
*	Perry Ellis International, Inc.	2,500	67,400
	PETsMART, Inc.	77,200	1,937,720
	Phillips-Van Heusen Corp.	24,500	946,680
*	Phoenix Footwear Group, Inc.	7,600	38,608
	Pier 1 Imports, Inc.	60,300	385,317
*	Pinnacle Entertainment, Inc.	12,100	311,938
*	Point.360	700	1,358
*	Pomeroy IT Solutions, Inc.	2,700	21,060
*	Proliance International, Inc.	8,943	42,032
#	Pulte Homes, Inc.	285,644	8,475,057
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	23,700	70,389
*	Radio One, Inc. Class D	5,800	35,612
*	RC2 Corp.	18,200	612,066
*	RCN Corp.	33,000	853,710
*	Red Lion Hotels Corp.	4,500	44,190
*	Regent Communications, Inc.	32,400	135,432
*	Rent-Way, Inc.	19,800	200,574
* #	Restoration Hardware, Inc.	1,700	11,951
* #	Retail Ventures, Inc.	9,200	131,836
*	Rex Stores Corp.	4,050	55,120
*	Riviera Holdings Corp.	900	17,865
*	Rockford Corp.	3,900	13,260
*	Rocky Brands, Inc.	2,600	28,418
*	Rubio’s Restaurants, Inc.	252	2,102
	Russ Berrie & Co., Inc.	15,700	215,561
*	Ryan’s Restaurant Group, Inc.	41,450	653,252
#	Ryland Group, Inc.	21,700	925,939
*	Saga Communications, Inc. Class A	2,500	19,900
	Saks, Inc.	132,250	1,908,367
* #	Salton, Inc.	6,100	16,287
	Sauer-Danfoss, Inc.	6,000	135,300
*	Scholastic Corp.	6,700	201,402
*	Sears Holdings Corp.	879	126,673
	Service Corp. International	282,300	2,371,320
* #	Sharper Image Corp.	13,300	125,951
	Sherwin-Williams Co.	2,700	139,428
*	Shiloh Industries, Inc.	13,200	182,688
*	Shoe Carnival, Inc.	5,700	130,302
	Sinclair Broadcast Group, Inc. Class A	28,900	223,108
* #	Six Flags, Inc.	36,300	189,486
*	Skechers U.S.A., Inc. Class A	4,800	108,672
	Skyline Corp.	12,400	483,724
*	Smith & Wollensky Restaurant Group, Inc.	6,200	28,520

5

#	Snap-On, Inc.	41,800	1,826,660
	Sonic Automotive, Inc.	45,500	962,325
* #	Source Interlink Companies, Inc.	54,500	602,225
*	Southern Energy Homes, Inc.	3,200	26,720
*	Spanish Broadcasting System, Inc.	29,400	127,890
*	Sport Chalet, Inc. Class A	2,575	20,948
	Stage Stores, Inc.	37,900	999,044
*	Stamps.com, Inc.	1,853	35,281
	Standard Motor Products, Inc.	14,800	163,984
#	Standard Pacific Corp.	43,400	1,038,562
*	Starwood Hotels & Resorts Worldwide, Inc.	103,300	5,501,758
*	Steinway Musical Instruments, Inc.	3,800	97,356
	Steven Madden, Ltd.	1,101	40,572
	Stewart Enterprises, Inc.	25,202	145,668
*	Stoneridge, Inc.	13,750	116,462
	Stride Rite Corp.	57,289	787,724
	Sturm Ruger & Co., Inc.	6,800	51,000
*	Sunterra Corp.	6,400	79,040
#	Superior Industries International, Inc.	29,400	497,154
	Superior Uniform Group, Inc.	2,300	27,094
*	Syms Corp.	6,000	118,200
* #	Syntax-Brillian Corp.	1,375	5,417
*	Systemax, Inc.	22,700	259,915
	Tandy Brand Accessories, Inc.	8,300	88,395
#	Technical Olympic USA, Inc.	8,600	104,576
*	The Dress Barn, Inc.	24,400	430,660
	The Marcus Corp.	18,400	378,488
	The McClatchey Co.	255	10,345
#	The Men’s Wearhouse, Inc.	6,500	230,425
	The Pep Boys - Manny, Moe & Jack	75,700	971,988
*	The Steak n Shake Co.	3,500	56,245
	Time Warner, Inc.	4,116,600	68,417,892
*	Toll Brothers, Inc.	1,300	34,346
	Traffix, Inc.	18,100	95,749
*	Trans World Entertainment Corp.	39,700	237,009
	Triarc Companies, Inc. Class A	1,600	25,568
#	Tribune Co.	264,912	8,267,904
*	Triple Crown Media, Inc.	2,610	19,314
*	TRW Automotive Holdings Corp.	49,600	1,223,136
*	Tweeter Home Entertainment Group, Inc.	2,200	9,845
*	Unifi, Inc.	6,000	15,600
	Unifirst Corp.	15,800	490,432
#	United Auto Group, Inc.	152,100	3,105,882
*	United Retail Group, Inc.	1,300	19,916
* #	Univision Communications, Inc. Class A	137,430	4,749,581
*	Vail Resorts, Inc.	10,900	410,058
*	ValueVision Media, Inc. Class A	300	3,312
*	Viacom, Inc. Class A	1,250	45,437
*	Viacom, Inc. Class B	337,823	12,262,975
*	Warnaco Group, Inc.	3,100	62,403
* #	WCI Communities, Inc.	13,100	202,264
* #	West Marine, Inc.	19,200	262,464
*	Wilsons The Leather Experts, Inc.	16,500	50,490
* #	WMS Industries, Inc.	4,400	117,920
*	Wyndham Worldwide Corp.	135,216	3,956,420

6

* #	Zale Corp.	4,700	125,725
*	Zapata Corp.	666	4,509
Total Consumer Discretionary			467,417,478

Consumer Staples — (4.0%)
	Alliance One International, Inc.	61,000	245,830
#	American Italian Pasta Co.	19,900	161,787
	Archer-Daniels-Midland Co.	738,965	30,423,189
	Cal-Maine Foods, Inc.	26,117	185,692
	Casey’s General Stores, Inc.	38,160	902,102
* #	Central Garden & Pet Co.	13,100	574,173
#	Chiquita Brands International, Inc.	4,800	81,168
	Coca-Cola Enterprises, Inc.	727,600	16,225,480
*	Constellation Brands, Inc. Class A	37,000	1,009,730
	Corn Products International, Inc.	96,700	3,336,150
*	Dean Foods Co.	30,900	1,224,258
	Del Monte Foods Co.	324,100	3,597,510
	Farmer Brothers Co.	5,000	105,800
#	Flowers Foods, Inc.	58,725	1,594,384
#	Great Atlantic & Pacific Tea Co., Inc.	16,700	382,931
*	Griffin Land & Nurseries, Inc. Class A	400	12,324
*	Hain Celestial Group, Inc.	35,800	843,090
*	Hines Horticulture, Inc.	1,800	3,528
	Imperial Sugar Co. (New)	2,000	61,520
	Ingles Market, Inc. Class A	14,401	368,666
	J & J Snack Foods Corp.	1,400	44,338
	J. M. Smucker Co.	65,782	3,198,979
#	Kraft Foods, Inc.	740,940	25,125,275
	Lance, Inc.	14,000	319,340
	Longs Drug Stores Corp.	28,900	1,312,927
	MGP Ingredients, Inc.	16,200	390,258
#	Molson Coors Brewing Co.	90,900	6,390,270
*	Monterey Pasta Co.	7,500	28,650
#	Nash Finch Co.	3,700	84,545
*	Natrol, Inc.	900	1,458
*	Natural Alternatives International, Inc.	200	1,882
*	Omega Protein Corp.	8,600	56,674
*	Pathmark Stores, Inc.	3,120	30,295
	PepsiAmericas, Inc.	175,100	4,025,549
*	Performance Food Group Co.	30,400	748,144
	Pilgrim’s Pride Corp.	100,800	2,455,488
	Premium Standard Farms, Inc.	1,200	20,304
*	PriceSmart, Inc.	29,950	386,954
*	Pyramid Breweries, Inc.	4,100	9,717
	Ralcorp Holdings, Inc.	800	39,576
* #	Redhook Ale Brewery, Inc.	6,500	25,285
#	Reynolds American, Inc.	269,200	17,516,844
	Ruddick Corp.	41,500	1,070,285
*	San Filippo (John B.) & Son, Inc.	6,700	82,075
#	Sanderson Farms, Inc.	32,000	1,000,320
	Seaboard Corp.	1,100	1,540,000
*	Smart & Final Food, Inc.	15,300	253,521
*	Smithfield Foods, Inc.	105,400	3,165,162
	Spartan Stores, Inc.	6,800	122,604
	Supervalu, Inc.	188,401	5,380,733

7

	Tasty Baking Co.	4,500	35,505
	The Topps Co., Inc.	61,500	536,895
*	TreeHouse Foods, Inc.	11,800	300,900
	Tyson Foods, Inc. Class A	290,430	4,278,034
#	Universal Corp.	20,700	799,641
	Weis Markets, Inc.	25,200	995,652
*	Wild Oats Markets, Inc.	1,000	16,340
Total Consumer Staples			143,129,731

Energy — (9.9%)
	Adams Resources & Energy, Inc.	1,200	46,908
	Anadarko Petroleum Corp.	705,168	33,079,431
	Apache Corp.	314,746	20,546,619
#	Arch Coal, Inc.	2	65
*	Brigham Exploration Co.	1,100	7,733
* #	Bristow Group, Inc.	21,600	805,896
	Cabot Oil & Gas Corp.	25,650	1,309,689
*	Callon Petroleum Co.	21,500	332,605
*	Carrizo Oil & Gas, Inc.	100	2,786
#	Chesapeake Energy Corp.	215,500	6,803,335
	Cimarex Energy Co.	106,100	4,063,630
*	Clayton Williams Energy, Inc.	5,600	183,568
*	Comstock Resources, Inc.	14,400	414,144
	ConocoPhillips	1,921,845	121,902,628
*	Dawson Geophysical Co.	400	10,932
* #	Delta Petroleum Corp.	8,728	182,415
	Devon Energy Corp.	163,800	10,235,862
#	Diamond Offshore Drilling, Inc.	77,100	5,588,208
* #	Dril-Quip, Inc.	900	69,111
*	Edge Petroleum Corp.	4,300	81,141
*	Energy Partners, Ltd.	9,800	244,510
#	ENSCO International, Inc.	85,046	3,800,706
	EOG Resources, Inc.	107,900	6,994,078
*	Forest Oil Corp.	61,150	2,071,150
*	Giant Industries, Inc.	3,600	294,120
* #	Grey Wolf, Inc.	5,400	39,474
	Gulf Island Fabrication, Inc.	2,500	67,675
*	Gulfmark Offshore, Inc.	9,200	279,220
*	Hanover Compressor Co.	67,383	1,268,148
*	Harvest Natural Resources, Inc.	37,100	474,509
	Helmerich & Payne, Inc.	80,600	1,977,118
#	Hess Corp.	315,900	14,461,902
* #	Houston Exploration Co.	14,200	910,930
* #	Input/Output, Inc.	24,000	239,280
*	Key Energy Group, Inc.	48,500	727,500
*	Lone Star Technologies, Inc.	5,800	262,914
	Marathon Oil Corp.	306,495	25,592,332
* #	Mariner Energy, Inc.	14,800	279,720
	Maritrans, Inc.	15,000	371,250
#	Massey Energy Co.	33,400	843,016
* #	Matrix Service Co.	4,000	52,760
*	Maverick Tube Corp.	13,900	893,353
*	Meridian Resource Corp.	31,000	104,160
*	NATCO Group, Inc. Class A	2,600	94,978
* #	National-Oilwell, Inc.	3,579	233,709

8

* #	Newfield Exploration Co.	50,780	2,195,727
*	Newpark Resources, Inc.	17,300	95,842
	Noble Energy, Inc.	177,500	8,772,050
	Occidental Petroleum Corp.	81,552	4,158,336
* #	Oil States International, Inc.	17,600	562,496
	Overseas Shipholding Group, Inc.	63,400	4,228,780
* #	Parallel Petroleum Corp.	3,900	93,522
*	Parker Drilling Co.	5,700	40,470
	Peabody Energy Corp.	81,500	3,591,705
	Penn Virginia Corp.	2,400	170,376
*	Petrohawk Energy Corp.	22,162	247,106
*	Petroleum Development Corp.	1,600	68,320
*	PHI, Inc. Non-Voting	5,000	156,250
	Pioneer Natural Resources Co.	98,600	4,112,606
*	Plains Exploration & Production Co.	20,710	911,447
	Pogo Producing Co.	86,700	3,850,347
*	Pride International, Inc.	59,900	1,553,207
	Range Resources Corp.	28,650	801,627
#	Rowan Companies, Inc.	66,200	2,264,040
* #	SEACOR Holdings, Inc.	24,908	2,167,743
* #	Southwestern Energy Co.	1,400	48,090
*	Stone Energy Corp.	14,400	636,048
	Sunoco, Inc.	57,800	4,156,398
*	Swift Energy Corp.	26,200	1,146,512
#	Tesoro Petroleum Corp.	30,900	1,996,449
*	TETRA Technologies, Inc.	5,612	156,070
	Tidewater, Inc.	88,000	4,189,680
*	TransMontaigne, Inc.	16,600	188,244
*	Trico Marine Services, Inc.	1,000	35,870
*	Unit Corp.	13,200	695,772
*	Universal Compression Holdings, Inc.	24,200	1,317,206
	USEC, Inc.	120,900	1,222,299
	Valero Energy Corp.	432,800	24,842,720
*	Veritas DGC, Inc.	2,200	131,054
* #	Whiting Petroleum Corp.	9,966	448,470
Total Energy			349,498,097

Financials — (29.0%)
	1st Source Corp.	31,017	928,959
	21st Century Insurance Group	99,100	1,489,473
	A.G. Edwards, Inc.	48,600	2,567,052
* #	Accredited Home Lenders Holding Co.	17,400	555,582
*	ACE Cash Express, Inc.	6,900	204,309
	Advanta Corp. Class A	13,300	408,975
	Advanta Corp. Class B Non-Voting	18,300	619,638
*	Aether Holdings, Inc.	17,690	105,432
	Affirmative Insurance Holdings, Inc.	500	7,385
	Alfa Corp.	37,157	627,953
*	Allegheny Corp.	4,344	1,225,225
	Allstate Corp.	626,000	36,270,440
	AMBAC Financial Group, Inc.	131,600	11,395,244
#	American Capital Strategies, Ltd.	104,204	4,035,821
#	American Equity Investment Life Holding Co.	42,100	487,097
	American Financial Group, Inc.	126,600	5,914,752
*	American Independence Corp.	866	9,526

9

	American National Insurance Co.	24,100	2,772,464
*	American Physicians Capital, Inc.	3,400	167,722
	American West Bancorporation	8,700	192,444
*	AmeriCredit Corp.	109,300	2,567,457
*	AmeriServe Financial, Inc.	10,900	51,775
#	AmerUs Group Co.	53,000	3,593,400
	AmSouth Bancorporation	2,100	60,165
	AON Corp.	273,900	9,468,723
*	Argonaut Group, Inc.	28,450	874,837
	Associated Banc-Corp	1,004	31,666
#	Assurant, Inc.	187,200	9,631,440
	Astoria Financial Corp.	6,500	199,550
	Baldwin & Lyons, Inc. Class B	4,100	100,409
*	Bancinsurance Corp.	1,800	10,980
	Bank of America Corp.	28,000	1,441,160
	Bank of Granite Corp.	300	6,528
	Bank of Hawaii Corp.	60,300	2,943,846
	BankAtlantic Bancorp, Inc. Class A	75,900	1,067,913
#	BankUnited Financial Corp. Class A	54,900	1,414,773
	Banner Corp.	10,066	416,934
	BB&T Corp.	437	18,704
	Bear Stearns Companies, Inc.	129,622	16,896,228
	Berkley (W.R.) Corp.	53,155	1,860,425
	Berkshire Hills Bancorp, Inc.	13,300	496,356
	Beverly Hills Bancorp, Inc.	27,600	226,596
*	BFC Financial Corp.	4,800	26,928
*	BNCCORP, Inc.	494	5,879
	Boston Private Financial Holdings, Inc.	25,600	638,976
#	Brookline Bancorp, Inc.	94,325	1,259,239
*	Capital Crossing Bank	700	18,767
	Capital One Financial Corp.	275,344	20,127,646
	Cash America International, Inc.	26,400	973,368
#	Center Bancorp, Inc.	8,900	141,065
	Central Pacific Financial Corp.	29,800	1,078,462
	CFS Bancorp, Inc.	14,423	216,345
	Chemical Financial Corp.	37,875	1,118,070
	Chubb Corp.	600,400	30,116,064
	Cincinnati Financial Corp.	259,650	12,115,269
	CIT Group, Inc.	204,000	9,192,240
	Citigroup, Inc.	44,969	2,219,220
	Citizens First Bancorp, Inc.	10,800	255,420
	Citizens South Banking Corp.	1,842	25,475
* #	Citizens, Inc.	12,636	67,224
	City Holding Co.	6,500	255,970
	Clark, Inc.	4,500	58,095
*	CNA Financial Corp.	239,500	8,303,465
*	CNA Surety Corp.	35,700	710,430
	Columbia Banking System, Inc.	6,623	207,167
	Comerica, Inc.	72,600	4,156,350
	Commerce Bancshares, Inc.	1,786	89,514
	Commerce Group, Inc.	108,800	3,241,152
	Commercial Capital Bancorp, Inc.	6,669	105,970
#	Community Bank System, Inc.	34,700	758,889
	Community West Bancshares	400	6,250
	Compass Bancshares, Inc.	2,700	156,600

10

* #	CompuCredit Corp.	36,305	1,058,291
*	Conseco, Inc.	137,800	2,852,460
*	Consumer Portfolio Services, Inc.	1,462	8,670
#	Corus Bankshares, Inc.	26,800	584,508
	Countrywide Financial Corp.	890,298	30,092,072
*	Dearborn Bancorp, Inc.	3,600	85,842
	Delphi Financial Group, Inc. Class A	60,600	2,356,128
	Dime Community Bancshares	22,112	315,980
	Direct General Corp.	5,400	71,928
	Donegal Group, Inc. Class A	31,769	590,586
#	Downey Financial Corp.	44,300	2,719,577
*	E*TRADE Financial Corp.	165,100	3,894,709
	EMC Insurance Group, Inc.	17,600	515,856
*	Epoch Holding Corp.	600	2,904
	F.N.B. Corp.	5,700	93,309
	FBL Financial Group, Inc. Class A	43,400	1,439,144
#	Federal Agriculture Mortgage Corporation Class C	12,800	359,040
	Fidelity National Financial, Inc.	256,735	10,328,449
#	Fidelity National Title Group, Inc.	14,808	298,529
#	Financial Federal Corp.	2,150	56,330
*	Financial Industries Corp.	2,444	20,554
	Financial Institutions, Inc.	1,550	38,719
	First American Corp.	102,700	4,171,674
*	First Cash Financial Services, Inc.	5,400	112,482
	First Charter Corp.	7,900	191,891
	First Citizens BancShares, Inc.	3,900	763,620
	First Commonwealth Financial Corp.	43,300	556,838
	First Community Bancorp	9,300	498,573
	First Community Bancshares, Inc.	2,977	101,367
	First Defiance Financial Corp.	200	5,458
	First Financial Corp.	21,775	719,446
	First Indiana Corp.	10,936	267,385
	First Merchants Corp.	30,041	732,099
	First National Lincoln Corp.	100	1,750
	First Niagara Financial Group, Inc.	141,380	2,115,045
	First PacTrust Bancorp, Inc.	600	16,962
	First Place Financial Corp.	24,803	583,615
	First Republic Bank	10,200	434,724
	First State Bancorporation	4,000	102,360
	Firstbank Corp.	200	4,780
*	FirstCity Financial Corp.	9,300	97,092
* #	FirstFed Financial Corp.	15,300	778,158
#	Flagstar Bancorp, Inc.	90,100	1,310,054
*	FPIC Insurance Group, Inc.	10,600	437,144
*	Franklin Bank Corp.	24,400	485,072
#	Fremont General Corp.	71,500	1,021,020
#	GB&T Bancshares, Inc.	16,703	351,765
	German American Bancorp, Inc.	5,300	72,080
	Great American Financial Resources, Inc.	28,100	588,414
*	Great Lakes Bancorp, Inc.	3,090	49,100
	Greene County Bancshares, Inc.	100	3,403
	GS Financial Corp.	100	1,687
	Hancock Holding Co.	1,600	82,944
	Hanover Insurance Group, Inc.	81,200	3,613,400
	Harbor Florida Bancshares, Inc.	4,000	177,160

11

	Harleysville Group, Inc.	47,300	1,702,327
	Hartford Financial Services Group, Inc.	321,773	27,627,430
	HCC Insurance Holdings, Inc.	17,700	575,073
*	Hercules Technology Growth Capital, Inc.	800	9,440
	Heritage Commerce Corp.	199	4,663
	HMN Financial, Inc.	3,596	129,204
	Horace Mann Educators Corp.	50,600	929,016
	Horizon Financial Corp.	1,800	53,892
	Hudson City Bancorp, Inc.	685,528	8,952,996
	Huntington Bancshares, Inc.	1,700	40,664
#	IndyMac Bancorp, Inc.	67,800	2,650,980
	Infinity Property & Casualty Corp.	31,300	1,187,835
	Integra Bank Corp.	20,600	531,892
	Irwin Financial Corp.	48,500	923,440
	ITLA Capital Corp.	2,000	104,900
	Janus Capital Group, Inc.	274,929	4,888,238
	Jefferies Group, Inc.	45,600	1,136,352
	JPMorgan Chase & Co.	2,738,248	125,028,404
	KeyCorp	214,200	7,880,418
*	KMG America Corp.	3,050	23,271
	KNBT Bancorp, Inc.	46,900	759,780
*	Knight Capital Group, Inc.	71,800	1,253,628
* #	LaBranche & Co., Inc.	2,500	20,750
#	LandAmerica Financial Group, Inc.	22,900	1,448,196
	Lehman Brothers Holdings, Inc.	182,142	11,622,481
	Leucadia National Corp.	314,600	8,094,658
	Lincoln National Corp.	188,707	11,454,515
#	LNB Bancorp, Inc.	6,061	105,764
	Loews Corp.	917,600	35,309,248
	MAF Bancorp, Inc.	50,700	2,092,389
	MainSource Financial Group, Inc.	200	3,390
*	Marlin Business Services, Inc.	5,100	113,985
#	Marshall & Ilsley Corp.	980	45,697
#	MBIA, Inc.	149,150	9,192,114
	MCG Capital Corp.	80,100	1,284,804
*	Meadowbrook Insurance Group, Inc.	11,100	114,774
	Medallion Financial Corp.	20,360	238,008
	Mercantile Bankshares Corp.	3,471	128,184
	Mercer Insurance Group, Inc.	8,000	195,120
	Merrill Lynch & Co., Inc.	358,300	26,345,799
	MetLife, Inc.	1,128,800	62,117,864
	MGIC Investment Corp.	137,900	7,980,273
	MicroFinancial, Inc.	400	1,352
	Midland Co.	1,600	66,240
	National City Corp.	5,788	200,149
	National Western Life Insurance Co. Class A	700	161,210
	Nationwide Financial Services, Inc.	72,700	3,519,407
*	Navigators Group, Inc.	14,000	645,120
	New York Community Bancorp, Inc.	460,900	7,563,369
	NewAlliance Bancshares, Inc.	166,100	2,421,738
	North Fork Bancorporation, Inc.	617,170	16,935,145
	Northwest Bancorp, Inc.	2,100	55,860
	NYMAGIC, Inc.	300	8,877
	OceanFirst Financial Corp.	2,300	50,278
* #	Ocwen Financial Corp.	39,300	579,675

12

#	Odyssey Re Holdings Corp.	95,600	2,906,240
	Ohio Casualty Corp.	99,800	2,589,810
	Old Republic International Corp.	251,512	5,256,601
#	Omega Financial Corp.	20,611	633,376
*	Pacific Mercantile Bancorp	1,000	16,550
*	Pacific Premier Bancorp, Inc.	300	3,585
	Pamrapo Bancorp, Inc.	100	1,988
	Partners Trust Financial Group, Inc.	75,327	825,584
*	Penn Treaty American Corp.	2,925	22,903
	Peoples Bancorp, Inc. OH	12,262	370,803
	PFF Bancorp, Inc.	31,500	1,136,835
*	Pico Holdings, Inc.	12,800	433,792
*	Piper Jaffray Companies, Inc.	3,100	181,598
*	PMA Capital Corp. Class A	33,957	317,498
	PMI Group, Inc.	130,600	5,647,144
*	Premier Financial Bancorp, Inc.	400	5,760
	Presidential Life Corp.	25,258	595,331
	Principal Financial Group, Inc.	432,200	23,010,328
*	ProAssurance Corp.	13,675	687,852
	ProCentury Corp.	16,000	235,520
	Protective Life Corp.	112,300	5,169,169
	Provident Financial Holdings, Inc.	8,889	272,270
	Provident Financial Services, Inc.	102,828	1,917,742
	Provident New York Bancorp	62,800	876,060
	Prudential Financial, Inc.	759,300	55,740,213
*	PSB Bancorp, Inc.	700	11,151
	Radian Group, Inc.	124,904	7,479,252
	Rainier Pacific Financial Group, Inc.	8,100	148,959
*	Realogy Corp.	169,021	3,617,049
#	Regions Financial Corp.	117,937	4,244,553
	Reinsurance Group of America, Inc.	88,500	4,573,680
	Renasant Corp.	21,450	654,868
*	Republic First Bancorp, Inc.	677	8,950
	Resource America, Inc.	17,900	368,740
* #	Rewards Network, Inc.	47	204
	Riverview Bancorp, Inc.	2,000	26,200
	RLI Corp.	38,100	1,863,090
	Rome Bancorp, Inc.	10,780	138,846
*	RTW, Inc.	2,300	24,058
	SAFECO Corp.	179,166	10,339,670
	Sanders Morris Harris Group, Inc.	7,800	109,746
*	SCPIE Holdings, Inc.	700	16,667
*	Seabright Insurance Holdings	2,800	35,448
	Selective Insurance Group, Inc.	42,100	2,190,042
	Simmons First National Corp. Class A	19,305	556,370
	South Financial Group, Inc.	70,253	1,898,939
#	Southern Community Financial Corp.	17,185	167,382
	Sovereign Bancorp, Inc.	412,983	8,606,566
	StanCorp Financial Group, Inc.	73,100	3,404,267
	State Auto Financial Corp.	40,700	1,275,538
	Sterling Financial Corp.	19,188	634,355
	Stewart Information Services Corp.	17,000	579,870
* #	Stifel Financial Corp.	300	9,591
* #	Sun American Bancorp	700	3,815
*	Sun Bancorp, Inc.	12,110	217,132

13

#	SunTrust Banks, Inc.	337,800	25,807,920
* #	Superior Bancorp	3,700	43,179
	Susquehanna Bancshares, Inc.	63,102	1,544,106
* #	SVB Financial Group	780	35,248
	SWS Group, Inc.	10,800	265,680
	Synergy Financial Group, Inc.	11,000	176,110
	TD Banknorth, Inc.	204,570	6,055,272
	The Phoenix Companies, Inc.	88,600	1,307,736
	The St. Paul Travelers Companies, Inc.	699,700	30,716,830
	TierOne Corp.	16,700	569,637
	Timberland Bancorp, Inc.	1,300	50,739
	Torchmark Corp.	131,300	8,168,173
	Transatlantic Holdings, Inc.	99,900	6,135,858
*	Triad Guaranty, Inc.	13,200	663,564
*	U.S.I. Holdings Corp.	6,600	88,242
#	UMB Financial Corp.	52,840	1,842,531
	Umpqua Holdings Corp.	61,100	1,672,307
*	Unico American Corp.	1,900	19,969
	UnionBanCal Corp.	500	29,950
	United Community Financial Corp.	50,900	646,939
	Unitrin, Inc.	97,000	4,256,360
	Unity Bancorp, Inc.	1,701	26,076
*	Universal American Financial Corp.	46,291	709,641
	UnumProvident Corp.	325,200	6,162,540
#	Wachovia Corp.	365,254	19,953,826
	Washington Federal, Inc.	142,045	3,156,240
	Washington Mutual, Inc.	926,078	38,793,407
*	Washington Savings Bank, FSB	100	900
	Webster Financial Corp.	68,000	3,212,320
	Wesbanco, Inc.	34,859	1,057,273
	Wesco Financial Corp.	3,934	1,654,444
	Whitney Holding Corp.	8,775	308,617
	Willow Grove Bancorp, Inc.	19,210	315,428
	Wintrust Financial Corp.	500	25,155
*	World Acceptance Corp.	1,030	41,169
	Yardville National Bancorp	2,800	101,164
Total Financials			1,023,427,390

Health Care — (3.3%)
*	Accelrys, Inc.	15,400	84,700
	Aetna, Inc.	367,600	13,700,452
*	Air Methods Corp.	3,200	74,560
*	Albany Molecular Research, Inc.	24,300	238,140
*	Allied Healthcare International, Inc.	11,050	20,221
	Alpharma, Inc. Class A	44,500	931,830
*	American Dental Partners, Inc.	2,650	43,619
	American Shared Hospital Services	250	1,475
	AmerisourceBergen Corp.	272,744	12,044,375
*	AMICAS, Inc.	6,750	21,870
*	AMN Healthcare Services, Inc.	6,700	160,800
#	Analogic Corp.	19,933	1,132,792
*	Andrx Corp.	300	7,152
*	Applera Corp. - Celera Genomics Group	63,600	885,312
* #	Arena Pharmaceuticals, Inc.	2,400	29,448
*	Arqule, Inc.	4,700	23,876

14

	Atrion Corp.	100	7,546
*	ATS Medical, Inc.	10,200	27,030
*	Avigen, Inc.	8,200	43,706
* #	BioMarin Pharmaceutical, Inc.	5,028	83,666
*	Bio-Rad Laboratories, Inc. Class A	3,500	256,935
*	BioScrip, Inc.	6,600	23,958
*	Bioveris Corp.	600	4,938
* #	Bradley Pharmaceuticals, Inc.	12,900	191,049
*	Bruker BioSciences Corp.	12,700	89,662
*	Caliper Life Sciences, Inc.	14,800	77,256
	Cambrex Corp.	15,100	340,505
*	Candela Corp.	5,100	53,193
*	Cantel Medical Corp.	4,400	62,172
*	Capital Senior Living Corp.	8,300	79,597
*	Charles River Laboratories International, Inc.	1,200	48,768
	Chemed Corp.	2,400	94,584
	Cigna Corp.	69,000	7,801,830
* #	Community Health Systems, Inc.	700	27,132
*	Conmed Corp.	23,150	474,343
	Cooper Companies, Inc.	34,437	1,721,161
*	Cross Country Healthcare, Inc.	34,300	563,206
*	CryoLife, Inc.	1,100	6,589
	Datascope Corp.	15,947	525,135
* #	Dendreon Corp.	14,800	71,484
*	Discovery Partners International, Inc.	18,500	67,525
*	Dyax Corp.	12,578	44,903
*	Emdeon Corp.	154,720	1,833,432
* #	Emisphere Technologies, Inc.	1,000	8,270
*	Encore Medical Corp.	20,682	132,158
*	Enzon Pharmaceuticals, Inc.	800	6,544
* #	Epicept Corp.	310	921
*	Fisher Scientific International, Inc.	82,300	6,438,329
*	Five Star Quality Care, Inc.	300	3,075
*	Gene Logic, Inc.	7,161	12,460
*	Genesis HealthCare Corp.	17,600	801,504
*	Gentiva Health Services, Inc.	22,400	404,768
*	Greatbatch, Inc.	10,300	251,938
*	Hanger Orthopedic Group, Inc.	9,000	64,710
*	Harvard Bioscience, Inc.	14,900	64,666
*	Health Net, Inc.	1,000	41,810
*	HealthTronics, Inc.	17,619	115,933
*	HMS Holdings Corp.	3,200	46,496
	Hooper Holmes, Inc.	56,300	183,538
*	Horizon Health Corp.	96	1,314
* #	Human Genome Sciences, Inc.	3,500	39,305
*	Humana, Inc.	89,300	5,441,049
* #	Illumina, Inc.	24,400	821,792
*	ImmunoGen, Inc.	1,300	4,771
*	IMPATH Bankruptcy Liquidating Trust	600	1,140
*	Inspire Pharmaceuticals, Inc.	5,100	26,265
*	IntegraMed America, Inc.	4,400	41,668
*	Invitrogen Corp.	50,800	3,091,180
*	Iridex Corp.	1,200	9,936
* #	Kendle International, Inc.	1,663	43,936
* #	Kindred Healthcare, Inc.	40,700	1,267,398

15

*	King Pharmaceuticals, Inc.	8,300	134,626
* #	La Jolla Pharmaceutical Co.	2,400	9,024
*	Lexicon Genetics, Inc.	1,500	6,270
*	LifePoint Hospitals, Inc.	2,871	97,758
#	Manor Care, Inc.	29,800	1,555,560
*	Matria Healthcare, Inc.	1,300	35,100
*	Maxygen, Inc.	26,300	217,238
	McKesson Corp.	229,000	11,633,200
*	MedCath Corp.	18,800	530,160
*	Medco Health Solutions, Inc.	124,100	7,864,217
*	Medical Staffing Network Holdings, Inc.	8,000	52,720
*	MEDTOX Scientific, Inc.	6,750	62,842
*	Microtek Medical Holdings, Inc.	37,900	131,892
*	Millennium Pharmaceuticals, Inc.	271,035	2,943,440
*	Molecular Devices Corp.	6,100	146,461
*	Nabi Biopharmaceuticals	12,300	72,939
*	Natus Medical, Inc.	3,300	43,164
*	Neose Technologies, Inc.	60	167
*	Neurogen Corp.	5,300	29,839
*	North American Scientific, Inc.	2,395	4,000
#	Omnicare, Inc.	64,800	2,936,088
	Option Care, Inc.	2,900	38,338
*	Orchid Cellmark, Inc.	3,350	8,777
*	Osteotech, Inc.	370	1,391
*	Parexel International Corp.	7,800	258,180
*	PDI, Inc.	11,600	153,004
*	Pediatric Services of America, Inc.	5,300	69,960
*	Pediatrix Medical Group, Inc.	3,700	169,460
	PerkinElmer, Inc.	133,500	2,460,405
	Perrigo Co.	1,900	30,666
* #	Per-Se Technologies, Inc.	2,412	54,969
*	Pharmacopia Drug Discovery, Inc.	7,900	33,338
*	Pharmacyclics, Inc.	1,500	6,600
* #	Pharmanet Development Group, Inc.	1,900	37,183
*	PRAECIS Pharmaceuticals, Inc.	4,100	8,651
*	PSS World Medical, Inc.	58,259	1,130,225
*	Quidel Corp.	500	5,720
*	RehabCare Group, Inc.	3,000	44,040
*	Res-Care, Inc.	6,800	136,340
*	Respironics, Inc.	1,072	39,568
*	Rita Medical Systems, Inc.	14,800	47,064
* #	Sangamo BioSciences, Inc.	8,354	46,198
*	Savient Pharmaceuticals, Inc.	32,589	211,177
* #	Schein (Henry), Inc.	10,813	539,244
* #	Sciele Pharma, Inc.	3,865	67,637
* #	Spectrum Pharmaceuticals, Inc.	2,400	9,144
*	SRI/Surgical Express, Inc.	700	3,237
* #	Staar Surgical Co.	4,200	28,770
*	Sunrise Senior Living, Inc.	19,800	584,298
*	Symbion, Inc.	7,200	166,464
*	Synovis Life Technologies, Inc.	7,880	63,198
*	Tenet Healthcare Corp.	9,550	75,254
*	Theragenics Corp.	26,800	83,348
*	Thermo Electron Corp.	70,645	2,769,284
*	Third Wave Technologies, Inc.	8,100	33,210

16

*	Thoratec Corp.	5,930	86,934
*	Triad Hospitals, Inc.	75,662	3,333,668
#	UnitedHealth Group, Inc.	31,250	1,623,437
*	Urologix, Inc.	11,772	35,434
*	Viasys Healthcare, Inc.	13,317	353,167
*	Watson Pharmaceuticals, Inc.	53,200	1,364,048
*	WellPoint, Inc.	104,078	8,056,678
*	Zoll Medical Corp.	3,800	144,058
Total Health Care			116,307,272

Industrials — (9.3%)
* #	AAR Corp.	12,500	278,875
*	ABX Air, Inc.	4,981	27,645
	Aceto Corp.	30,700	216,435
* #	Active Power, Inc.	10,134	30,909
	Adesa, Inc.	100,300	2,215,627
* #	AGCO Corp.	85,600	2,127,160
	Alamo Group, Inc.	11,335	257,871
*	Alaska Air Group, Inc.	31,300	1,185,331
	Albany International Corp. Class A	17,000	593,640
#	Alexander & Baldwin, Inc.	70,700	3,100,902
*	Allied Defense Group, Inc.	1,400	26,586
* #	Allied Waste Industries, Inc.	326,300	3,373,942
	Ambassadors International, Inc.	3,900	130,494
#	American Power Conversion Corp.	1,300	22,841
* #	American Superconductor Corp.	3,800	37,886
	Ameron International Corp.	7,300	512,022
* #	AMR Corp.	2,300	47,495
#	Amrep Corp.	500	21,635
	Angelica Corp.	1,300	22,906
	Apogee Enterprises, Inc.	8,500	127,585
	Applied Industrial Technologies, Inc.	53,325	1,205,678
	Applied Signal Technologies, Inc.	2,300	33,810
#	Arkansas Best Corp.	21,100	931,565
* #	Armor Holdings, Inc.	8,200	433,534
*	Astec Industries, Inc.	3,454	81,480
*	Aviall, Inc.	5,100	243,576
*	Axsys Technologies, Inc.	2,900	48,082
*	AZZ, Inc.	3,400	104,550
	Banta Corp.	12,600	592,830
	Barnes Group, Inc.	15,000	246,300
	Bowne & Co., Inc.	32,500	501,150
	Burlington Northern Santa Fe Corp.	398,500	26,679,575
#	C&D Technologies, Inc.	4,600	36,570
	Cascade Corp.	3,500	133,000
*	Casella Waste Systems, Inc. Class A	4,500	52,965
*	CBIZ, Inc.	42,800	333,840
	CDI Corp.	14,800	310,060
*	Celadon Group, Inc.	4,500	83,385
	Cendant Corp.	575,184	1,110,105
	Central Parking Corp.	33,500	557,440
*	Cenveo, Inc.	11,500	241,500
	Champion Industries, Inc.	436	2,834
	CIRCOR International, Inc.	16,950	486,295
	Comfort Systems USA, Inc.	15,500	201,965

17

*	Commercial Vehicle Group, Inc.	3,300	64,746
*	Compudyne Corp.	5,400	31,266
*	Consolidated Graphics, Inc.	5,500	341,990
* #	Continental Airlines, Inc.	12,500	313,625
*	Cornell Companies, Inc.	3,700	65,268
*	Corrections Corporation of America	12,000	754,080
*	Covenant Transport, Inc. Class A	4,850	63,826
	CSX Corp.	732,200	22,127,084
	Cubic Corp.	33,300	670,329
	Curtiss-Wright Corp.	2,144	66,657
	Deere & Co.	2,300	179,630
* #	Distributed Energy Systems Corp.	1,900	8,892
*	Dollar Thrifty Automotive Group, Inc.	22,900	977,372
	Donnelley (R.R.) & Sons Co.	133,700	4,334,554
*	Ducommun, Inc.	4,000	69,320
	Eaton Corp.	2,600	172,900
*	EGL, Inc.	5,400	165,078
*	Electro Rent Corp.	25,400	409,194
*	EMCOR Group, Inc.	11,600	643,104
* #	Encore Wire Corp.	7,550	283,578
*	EnerSys	9,900	175,923
	Ennis, Inc.	40,100	828,065
* #	EnPro Industries, Inc.	20,100	631,944
*	ESCO Technologies, Inc.	800	40,832
* #	Esterline Technologies Corp.	22,300	781,169
*	Exponent, Inc.	1,600	24,576
*	ExpressJet Holdings, Inc.	3,900	27,261
	Federal Signal Corp.	45,400	708,694
	FedEx Corp.	4,782	483,125
*	First Consulting Group, Inc.	1,900	17,062
#	Florida East Coast Industries, Inc.	9,300	506,106
*	Flowserve Corp.	30,600	1,564,884
*	Foster (L.B.) Co. Class A	700	15,645
* #	Frontier Airlines Holdings, Inc.	15,400	106,876
*	Frozen Food Express Industries, Inc.	6,500	48,685
* #	FuelCell Energy, Inc.	18,372	178,943
	G & K Services, Inc. Class A	29,690	985,114
*	Gardner Denver Machinery, Inc.	4,510	162,225
	GATX Corp.	64,997	2,412,039
*	Gehl Co.	9,850	257,085
	Gencorp, Inc.	19,700	271,269
*	Genesee & Wyoming, Inc.	7,050	175,474
*	Genlyte Group, Inc.	10,900	714,277
*	Global Power Equipment Group, Inc.	6,550	14,541
*	GP Strategies Corp.	13,200	95,700
	Granite Construction, Inc.	15,300	820,845
*	Griffon Corp.	23,170	548,202
	Hardinge, Inc.	10,359	158,078
*	Hawk Corp.	600	7,632
	Healthcare Services Group, Inc.	900	20,421
#	Heico Corp.	9,800	324,674
	Heico Corp. Class A	4,770	129,172
*	Heidrick & Struggles International, Inc.	6,200	220,472
*	Henry Bros. Electronics, Inc.	200	718
*	Herley Industries, Inc.	5,800	77,256

18

*	Hub Group, Inc. Class A	2,000	46,600
*	Hudson Highland Group, Inc.	3,780	37,876
#	Hunt (J.B.) Transport Services, Inc.	100,000	1,965,000
*	Huttig Building Products, Inc.	4,100	19,926
	IDEX Corp.	12,750	535,372
	IKON Office Solutions, Inc.	204,000	2,907,000
*	Industrial Distribution Group, Inc.	1,300	10,985
*	Infrasource Services, Inc.	3,000	51,870
*	Innovative Solutions & Support, Inc.	1,200	17,592
* #	Insituform Technologies, Inc. Class A	9,500	218,025
* #	Integrated Alarm Services Group, Inc.	5,200	20,020
	Interpool, Inc.	20,000	434,000
*	Jacuzzi Brands, Inc.	12,700	125,984
	JLG Industries, Inc.	74,600	1,302,516
#	Joy Global, Inc.	400	17,416
*	Kadant, Inc.	4,057	107,024
	Kaman Corp. Class A	38,097	682,317
* #	Kansas City Southern	71,900	1,894,565
	Kelly Services, Inc. Class A	49,304	1,346,492
	Kennametal, Inc.	60,700	3,201,318
*	Key Technology, Inc.	2,500	30,750
*	Kforce, Inc.	900	11,079
*	Kirby Corp.	16,600	486,878
*	Korn/Ferry International	12,400	253,208
*	K-Tron International, Inc.	200	11,600
*	LaBarge, Inc.	1,800	19,350
*	Labor Ready, Inc.	3,600	61,668
*	Ladish Co., Inc.	3,000	104,910
	Laidlaw International, Inc.	119,275	3,220,425
*	Layne Christensen Co.	800	24,256
	Lennox International, Inc.	44,800	1,054,592
	Lockheed Martin Corp.	133,500	11,027,100
	LSI Industries, Inc.	8,950	164,053
*	Lydall, Inc.	4,800	40,944
*	M&F Worldwide Corp.	5,200	83,148
*	Mac-Gray Corp.	5,500	64,625
*	Magnetek, Inc.	11,700	38,142
*	MAIR Holdings, Inc.	5,700	28,899
	Manpower, Inc.	36,700	2,169,337
*	Marten Transport, Ltd.	10,900	181,594
	McGrath Rentcorp.	5,108	116,462
* #	Medialink Worldwide, Inc.	4,500	14,220
*	Merrimac Industries, Inc.	1,100	10,890
*	Mesa Air Group, Inc.	25,000	197,500
*	MFRI, Inc.	1,400	14,252
* #	Midwest Air Group, Inc.	3,100	21,266
*	Miller Industries, Inc.	2,800	50,232
	Mine Safety Appliances Co.	2,500	88,625
*	Misonix, Inc.	5,200	21,216
*	Mobile Mini, Inc.	11,800	317,656
*	Moog, Inc. Class A	7,262	237,104
#	Mueller Industries, Inc.	24,200	927,344
	NACCO Industries, Inc. Class A	9,700	1,295,241
*	Nashua Corp.	400	2,628
* #	National Patent Development Corp.	7,600	11,628

19

*	National Technical Systems, Inc.	6,700	44,890
* #	NCI Building Systems, Inc.	12,600	684,684
*	NCO Group, Inc.	17,897	468,901
	Norfolk Southern Corp.	692,200	29,577,706
	Northrop Grumman Corp.	427,310	28,548,581
*	Old Dominion Freight Line, Inc.	675	21,546
*	Orbital Sciences Corp.	25,813	466,957
*	P.A.M. Transportation Services, Inc.	500	12,455
	Paccar, Inc.	5,737	313,669
	Parker Hannifin Corp.	2,600	192,530
*	Park-Ohio Holdings Corp.	2,800	38,220
*	Patrick Industries, Inc.	100	1,273
*	Patriot Transportation Holding, Inc.	200	13,426
* #	PHH Corp.	47,738	1,198,701
*	Powell Industries, Inc.	1,700	37,417
*	Power-One, Inc.	9,900	67,221
	Precision Castparts Corp.	96,110	5,616,668
	Preformed Line Products Co.	850	31,748
	Providence & Worcester Railroad Co.	1,000	19,750
#	PW Eagle, Inc.	500	17,435
* #	Quanta Services, Inc.	44,600	790,758
*	RailAmerica, Inc.	14,900	150,341
	Raytheon Co.	439,200	20,734,632
*	RCM Technologies, Inc.	800	3,976
#	Regal-Beloit Corp.	42,400	1,829,984
*	Republic Airways Holdings, Inc.	37,200	592,968
	Robbins & Myers, Inc.	13,600	391,680
*	Rush Enterprises, Inc. Class A	17,500	306,250
*	Rush Enterprises, Inc. Class B	100	1,637
	Ryder System, Inc.	100,700	4,976,594
*	Saia, Inc.	10,900	335,175
*	Sequa Corp. Class A	3,100	284,580
*	Sequa Corp. Class B	800	73,372
	Servidyne, Inc.	2,187	8,857
* #	Shaw Group, Inc.	25,300	636,548
*	Sitel Corp.	5,500	16,500
	Skywest, Inc.	83,730	2,023,754
	Smith (A.O.) Corp.	24,700	990,717
	Southwest Airlines Co.	939,600	16,273,872
*	Spherion Corp.	22,800	170,316
	SPX Corp.	91,100	4,810,080
	Standard Register Co.	14,600	187,318
	Standex International Corp.	9,600	282,720
	Steelcase, Inc. Class A	40,700	590,150
*	Strategic Distribution, Inc.	200	2,700
	Supreme Industries, Inc.	1,210	7,829
* #	Swift Transportation Co., Inc.	66,820	1,549,556
	Synagro Techonologies, Inc.	47,300	188,727
	Sypris Solutions, Inc.	9,527	83,171
	TB Wood’s Corp.	5,400	59,886
	Technology Research Corp.	6,000	26,160
	Tecumseh Products Co. Class A	7,184	106,682
	Teleflex, Inc.	23,500	1,311,535
*	TeleTech Holdings, Inc.	4,378	66,108
* #	Terex Corp.	39,200	1,722,056

20

*	Tetra Tech, Inc.	3,000	49,800
	Textron, Inc.	66,600	5,585,076
#	The Brink’s Co.	19,900	1,133,703
*	The Geo Group, Inc.	1,600	71,472
* #	The Lamson & Sessions Co.	12,300	310,821
*	Thomas & Betts Corp.	63,600	2,872,176
#	Timken Co.	121,700	3,899,268
	Todd Shipyards Corp.	1,100	20,955
*	TRC Companies, Inc.	11,100	104,895
	Tredegar Industries, Inc.	50,900	839,850
#	Trinity Industries, Inc.	79,950	2,667,132
	Triumph Group, Inc.	5,400	237,384
*	TRM Corp.	2,550	7,395
*	U.S. Xpress Enterprises, Inc. Class A	800	16,664
	Union Pacific Corp.	441,100	35,442,385
*	United Rentals, Inc.	58,300	1,262,778
*	United Stationers, Inc.	9,700	444,551
	Universal Forest Products, Inc.	16,700	814,292
*	URS Corp.	49,200	1,995,060
*	US Airways Group, Inc.	990	41,828
*	USA Truck, Inc.	1,600	26,672
	Valmont Industries, Inc.	6,900	359,904
	Viad Corp.	22,000	779,460
	Vicor Corp.	12,900	162,024
*	Volt Information Sciences, Inc.	13,400	571,376
#	Walter Industries, Inc.	30,140	1,658,906
	Washington Group International, Inc.	2,000	118,420
*	Waste Connections, Inc.	12,950	476,172
	Waste Industries USA, Inc.	16,100	381,409
#	Watsco, Inc. Class A	22,700	997,438
	Watts Water Technologies, Inc.	15,600	483,756
#	Werner Enterprises, Inc.	107,532	1,992,568
*	Westaff, Inc.	3,500	13,545
*	Willis Lease Finance Corp.	1,200	9,804
* #	Wolverine Tube, Inc.	2,400	11,736
	Woodward Governor Co.	14,400	484,848
* #	YRC Worldwide, Inc.	29,691	1,092,035
Total Industrials			328,030,598

Information Technology — (6.7%)
*	3Com Corp.	357,765	1,584,899
*	Actel Corp.	26,500	411,280
*	ActivIdentity Corp.	37,423	185,244
*	Activision, Inc.	2,810	36,249
*	Adaptec, Inc.	73,108	301,205
*	ADC Telecommunications, Inc.	1,839	25,102
*	ADE Corp.	2,500	80,425
*	Adobe Systems, Inc.	14,352	465,579
* #	Advanced Micro Devices, Inc.	19,200	479,808
*	Aeroflex, Inc.	25,400	264,668
*	Aetrium, Inc.	1,200	5,760
*	Agile Software Corp.	58,400	336,968
	Agilysys, Inc.	29,100	393,432
*	Alliance Semiconductor Corp.	7,922	24,321
	American Software, Inc. Class A	8,900	54,913

21

* #	Amkor Technology, Inc.	300	1,701
* #	Anadigics, Inc.	3,700	27,602
*	Analex Corp.	300	663
*	Analysts International Corp.	200	438
*	Anaren, Inc.	8,500	191,760
*	Andrew Corp.	90,073	833,175
	Anixter International, Inc.	13,544	738,013
*	Answerthink, Inc.	13,300	37,905
*	APA Enterprises, Inc.	392	568
*	Applied Innovation, Inc.	5,600	18,088
*	Applied Micro Circuits Corp.	110,769	302,399
*	Ariba, Inc.	23,700	196,236
*	Arris Group, Inc.	59,400	680,724
* #	Arrow Electronics, Inc.	96,300	2,686,770
	Astro-Med, Inc.	250	2,625
*	Atmel Corp.	48,508	279,891
*	Authentidate Holding Corp.	9,600	20,256
*	Autobytel, Inc.	7,300	20,440
* #	Avici Systems, Inc.	7,500	65,025
* #	Avid Technology, Inc.	1,417	56,439
*	Avnet, Inc.	66,900	1,308,564
*	Avocent Corp.	15,400	465,542
#	AVX Corp.	202,100	3,356,881
*	Aware, Inc.	19,335	99,382
*	Axcelis Technologies, Inc.	103,400	650,386
*	AXT, Inc.	19,800	65,538
*	BearingPoint, Inc.	83,800	700,568
	Bel Fuse, Inc. Class B	12,200	451,034
#	Belden CDT, Inc.	64,950	2,321,313
*	Bell Industries, Inc.	2,700	7,803
*	Bell Microproducts, Inc.	10,200	49,776
*	Benchmark Electronics, Inc.	44,450	1,108,583
	Black Box Corp.	23,300	897,982
	Bogen Communications International, Inc.	700	4,760
* #	Bookham, Inc.	1,100	3,498
*	Borland Software Corp.	28,000	164,640
*	Bottomline Technologies, Inc.	1,000	10,090
* #	Broadcom Corp.	29,550	869,952
*	Brooks Automation, Inc.	39,900	554,610
#	CA, Inc.	58,012	1,367,343
*	CalAmp Corp.	6,600	44,418
*	CallWave, Inc.	3,400	10,234
*	Captaris, Inc.	10,700	55,426
*	Carreker Corp.	2,200	14,410
*	Carrier Access Corp.	16,400	147,928
*	Catalyst Semiconductor, Inc.	4,300	15,308
*	Catapult Communications Corp.	2,050	19,906
*	C-COR, Inc.	15,400	122,430
*	Centillium Communications, Inc.	6,200	12,214
*	CEVA, Inc.	14,900	84,632
*	CheckFree Corp.	13,200	472,560
*	Checkpoint Systems, Inc.	24,200	439,230
*	Ciber, Inc.	31,700	209,537
* #	Ciena Corp.	125,415	495,389
*	Ciprico, Inc.	500	2,305

22

*	Clarus Corp.	8,800	61,600
* #	Coherent, Inc.	28,700	1,040,662
	Cohu, Inc.	6,581	110,363
*	Comarco, Inc.	8,700	81,128
*	CommScope, Inc.	17,300	505,333
*	Computer Horizons Corp.	28,900	128,605
*	Computer Sciences Corp.	152,700	7,234,926
*	Computer Task Group, Inc.	3,800	12,996
*	Compuware Corp.	243,600	1,851,360
* #	Comtech Telecommunications Corp.	1,100	36,003
* #	Comverse Technology, Inc.	30,052	628,087
* #	Conexant Systems, Inc.	36,710	75,623
*	Convergys Corp.	62,800	1,310,636
*	Corning, Inc.	453,000	10,074,720
*	Cosine Communications, Inc.	800	2,096
*	Covansys Corp.	7,179	123,192
*	Credence Systems Corp.	43,200	109,296
* #	Cree, Inc.	2,000	37,240
	CTS Corp.	34,400	505,680
*	Cyberoptics Corp.	3,900	50,973
*	Cybersource Corp.	6,300	68,985
* #	Cypress Semiconductor Corp.	41,300	645,932
	Dataram Corp.	3,200	14,752
*	Digi International, Inc.	5,000	66,300
*	Digimarc Corp.	11,200	77,168
* #	Digital Angel Corp.	5,200	13,780
*	Digital Insight Corp.	1,900	49,419
*	Digitas, Inc.	11,881	106,216
*	Diodes, Inc.	1,575	58,968
*	Ditech Networks, Inc.	26,900	236,989
*	Dot Hill Systems Corp.	11,170	39,765
*	Dycom Industries, Inc.	16,799	340,180
*	Dynamics Research Corp.	200	2,092
* #	Echelon Corp.	9,400	82,814
*	Edgewater Technology, Inc.	100	577
*	eFunds Corp.	15,900	369,198
*	Electro Scientific Industries, Inc.	8,300	165,253
	Electronic Data Systems Corp.	633,900	15,105,837
*	Electronics for Imaging, Inc.	15,000	345,600
*	eLoyalty Corp.	200	3,242
*	EMC Corp.	26,550	309,308
*	EMS Technologies, Inc.	11,800	215,704
*	Emulex Corp.	1,400	24,248
*	Endwave Corp.	6,900	89,079
*	Entegris, Inc.	44,900	487,614
*	Entrust, Inc.	27,500	97,350
*	ePlus, Inc.	3,000	29,100
*	eSpeed, Inc.	13,500	113,535
*	ESS Technology, Inc.	13,300	17,290
*	Exar Corp.	7,300	102,054
*	Extreme Networks, Inc.	23,332	86,095
	Fair Isaac Corp.	12,922	452,399
*	Fairchild Semiconductor Corp. Class A	50,966	918,917
*	Faro Technologies, Inc.	1,300	22,893
*	Forrester Research, Inc.	700	20,664

23

	Frequency Electronics, Inc.	10,000	120,000
*	FSI International, Inc.	12,500	72,500
* #	Genesis Microchip, Inc.	12,200	157,624
*	Gerber Scientific, Inc.	3,700	57,054
*	Glenayre Technologies, Inc.	9,700	25,414
*	Globecomm Systems, Inc.	10,200	70,074
*	Globix Corp.	8,200	39,524
*	Greenfield Online, Inc.	9,100	83,902
*	GSE Systems, Inc.	2,236	8,609
*	GTSI Corp.	6,518	53,382
	Harris Corp.	34,000	1,493,280
*	Hauppauge Digital, Inc.	1,200	5,196
*	Hewitt Associates, Inc. Class A	1,100	24,717
	Hewlett-Packard Co.	2,195,200	80,256,512
*	hi/fn, Inc.	5,900	30,857
* #	Hutchinson Technology, Inc.	17,200	355,008
*	Hypercom Corp.	22,000	205,480
*	iGATE Capital Corp.	19,300	91,482
	Imation Corp.	37,300	1,478,199
*	InFocus Corp.	13,325	35,978
*	Inforte Corp.	1,800	7,398
*	InfoSpace, Inc.	27,700	615,771
*	Ingram Micro, Inc.	159,100	2,863,800
*	Innovex, Inc.	9,800	26,068
*	Insight Enterprises, Inc.	21,800	392,618
*	Integrated Device Technology, Inc.	176,100	3,034,203
*	Integrated Silicon Solution, Inc.	5,950	31,000
* #	Intergraph Corp.	3,540	132,254
*	Interlink Electronics, Inc.	1,700	4,930
* #	Intermec, Inc.	28,900	865,844
* #	International Rectifier Corp.	65,600	2,315,680
*	Internet Capital Group, Inc.	40,000	360,000
*	Internet Security Systems, Inc.	9,100	251,706
*	Interphase Corp.	2,500	22,450
	Intersil Corp.	219,865	5,573,578
*	Intervideo, Inc.	6,335	80,328
*	Interwoven, Inc.	41,500	455,255
*	Intest Corp.	1,745	10,156
*	IntriCon Corp.	500	2,470
*	Iomega Corp.	7,200	20,304
*	iPass, Inc.	7,900	36,024
* #	IPIX Corp.	1,700	102
* #	Iron Mountain, Inc.	450	18,446
*	IXYS Corp.	5,490	48,202
*	Jaco Electronics, Inc.	1,300	4,316
*	JDA Software Group, Inc.	10,300	170,877
* #	Keane, Inc.	43,600	674,928
*	Kemet Corp.	18,400	151,432
*	Key Tronic Corp.	3,900	20,007
*	Keynote Systems, Inc.	10,900	115,867
* #	Komag, Inc.	400	14,384
* #	L-1 Identity Solutions, Inc.	20,171	304,393
*	Lattice Semiconductor Corp.	111,000	812,520
*	Lawson Software, Inc.	5,800	38,628
*	LeCroy Corp.	11,400	146,490

24

*	Lightbridge, Inc.	7,900	94,010
*	Logility, Inc.	1,000	8,140
*	LookSmart, Ltd.	6,100	14,701
*	LSI Logic Corp.	121,700	979,685
*	LTX Corp.	14,651	74,281
*	Management Network Group, Inc.	3,200	5,248
*	Mapinfo Corp.	6,100	75,640
*	Mastec, Inc.	3,000	34,770
*	McDATA Corp. Class A	83,300	357,357
* #	McDATA Corp. Class B	4,600	19,228
*	MedQuist, Inc.	8,300	83,000
* #	Merix Corp.	17,200	208,636
	Methode Electronics, Inc.	44,188	350,853
*	Metrologic Instruments, Inc.	4,132	66,690
*	Micro Linear Corp.	4,000	13,000
*	Micron Technology, Inc.	658,000	11,370,240
*	Microtune, Inc.	5,400	32,508
*	MKS Instruments, Inc.	46,800	977,652
*	Mobius Management Systems, Inc.	1,300	8,619
*	Moldflow Corp.	5,000	60,550
*	Motive, Inc.	5,000	12,100
*	MPS Group, Inc.	91,500	1,286,490
*	MRO Software, Inc.	23,400	601,146
*	MRV Communications, Inc.	57,400	142,926
*	MSC.Software Corp.	8,100	134,865
*	Nanometrics, Inc.	2,600	27,534
*	Napco Security Systems, Inc.	180	1,744
*	Napster, Inc.	300	1,005
	National Semiconductor Corp.	7,200	174,888
*	NCR Corp.	1,000	34,790
*	NeoMagic Corp.	900	2,412
*	Neoware Systems, Inc.	400	5,160
*	NetRatings, Inc.	26,500	397,235
*	NetScout Systems, Inc.	25,200	178,164
*	Newport Corp.	21,316	375,801
*	Novell, Inc.	150,500	1,003,835
*	Novellus Systems, Inc.	54,600	1,524,432
*	Nu Horizons Electronics Corp.	12,600	176,400
* #	Nuance Communications, Inc.	26,400	207,240
* #	NYFIX, Inc.	9,700	52,865
*	Openwave Systems, Inc.	2,100	16,989
*	OPNET Technologies, Inc.	23,600	321,904
*	Optical Cable Corp.	900	4,779
*	OSI Systems, Inc.	15,500	305,195
*	Overland Storage, Inc.	5,500	39,105
*	OYO Geospace Corp.	2,400	144,456
* #	Palm, Inc.	25,330	368,805
*	PAR Technology Corp.	900	8,334
	Park Electrochemical Corp.	11,800	307,980
*	Paxar Corp.	34,600	673,662
*	PC Connection, Inc.	21,861	177,293
*	PC-Tel, Inc.	12,300	129,519
	Pegasystems, Inc.	24,904	198,734
*	Pemstar, Inc.	11,600	44,312
*	Perceptron, Inc.	2,695	21,533

25

*	Performance Technologies, Inc.	2,400	16,800
*	Pericom Semiconductor Corp.	16,633	154,687
*	Pervasive Software, Inc.	16,700	63,293
*	Pfsweb, Inc.	2,776	2,166
*	Phoenix Technologies, Ltd.	7,700	38,500
*	Photon Dynamics, Inc.	900	12,087
* #	Photronics, Inc.	30,000	435,300
*	Pixelworks, Inc.	5,400	13,176
*	Planar Systems, Inc.	4,700	46,201
*	PLATO Learning, Inc.	13,300	74,613
*	Plexus Corp.	10,100	200,182
*	PLX Technology, Inc.	2,800	30,016
*	Polycom, Inc.	45,000	1,070,550
* #	Powerwave Technologies, Inc.	23,878	180,995
*	Presstek, Inc.	3,498	28,719
	Printronix, Inc.	8,300	107,651
*	Quantum Corp.	58,000	128,180
*	QuickLogic Corp.	95	264
*	Quovadx, Inc.	8,764	24,539
*	RadiSys Corp.	5,500	130,185
* #	RealNetworks, Inc.	37,800	416,934
*	RF Monolithics, Inc.	5,299	32,801
	Richardson Electronics, Ltd.	16,470	135,713
*	Rofin-Sinar Technologies, Inc.	2,200	120,472
* #	RSA Security, Inc.	19,200	534,720
*	Rudolph Technologies, Inc.	27,043	484,070
*	S1 Corp.	72,700	370,043
	Sabre Holdings Corp.	133,700	2,930,704
*	Safeguard Scientifics, Inc.	34,300	67,571
*	SafeNet, Inc.	4,418	83,058
*	Sandisk Corp.	936	55,149
*	Sanmina-SCI Corp.	503,700	1,707,543
*	SCM Microsystems, Inc.	7,700	23,370
*	Seachange International, Inc.	9,000	76,050
*	Selectica, Inc.	26,969	63,917
*	Semitool, Inc.	26,400	288,288
*	Sigmatel, Inc.	4,850	23,668
*	Silicon Storage Technology, Inc.	26,500	111,300
*	SimpleTech, Inc.	20,196	141,978
*	Sipex Corp.	30,000	103,500
*	Skyworks Solutions, Inc.	129,180	598,103
*	Solectron Corp.	811,798	2,549,046
*	SonicWALL, Inc.	28,745	294,924
*	Spectrum Control, Inc.	3,500	36,050
*	Standard Microsystems Corp.	7,300	204,911
	StarTek, Inc.	3,300	37,521
	Stellent, Inc.	13,175	141,104
*	Stratos International, Inc.	6,000	37,440
*	SumTotal Systems, Inc.	400	2,596
*	Sun Microsystems, Inc.	866,700	4,324,833
*	Sunrise Telecom, Inc.	14,900	30,545
*	SupportSoft, Inc.	14,100	56,118
*	Sycamore Networks, Inc.	148,300	544,261
*	Sykes Enterprises, Inc.	16,000	321,760
#	Symbol Technologies, Inc.	202	2,426

26

*	Symmetricom, Inc.	21,241	158,458
*	SYNNEX Corp.	20,700	460,161
*	Tech Data Corp.	34,100	1,189,749
	Technitrol, Inc.	29,600	837,976
*	Technology Solutions Co.	1,900	16,663
*	TechTeam Global, Inc.	5,000	38,750
	Tektronix, Inc.	1,766	50,048
* #	TeleCommunication Systems, Inc.	8,900	20,114
*	Tellabs, Inc.	258,072	2,629,754
*	Telular Corp.	5,000	10,000
*	Teradyne, Inc.	4,300	60,372
	TheStreet.com, Inc.	6,700	72,092
*	THQ, Inc.	2,829	72,988
*	TIBCO Software, Inc.	69,200	543,912
*	Tier Technologies, Inc. Class B	8,900	55,625
*	Tollgrade Communications, Inc.	9,400	86,010
* #	Track Data Corp.	5,332	22,448
*	Triquint Semiconductor, Inc.	69,800	344,114
*	TTM Technologies, Inc.	13,388	172,170
*	Tyler Technologies, Inc.	17,600	230,208
*	Ulticom, Inc.	26,000	279,240
*	Ultratech, Inc.	5,400	79,002
*	Unisys Corp.	36,700	196,345
	United Online, Inc.	18,200	208,754
* #	ValueClick, Inc.	20,100	354,765
*	Veeco Instruments, Inc.	11,300	276,398
*	VeriSign, Inc.	29,000	586,960
*	Viasat, Inc.	1,800	48,690
*	Vignette Corp.	19,000	262,770
*	Vishay Intertechnology, Inc.	163,600	2,292,036
* #	Vitesse Semiconductor, Inc.	13,000	11,050
* #	Vyyo, Inc.	600	3,126
*	WatchGuard Technologies, Inc.	16,500	68,475
*	Web.com, Inc.	4,900	21,021
*	webMethods, Inc.	6,000	47,340
*	White Electronics Designs Corp.	20,600	101,352
*	Wind River Systems, Inc.	5,390	54,816
*	Winland Electronics, Inc.	300	1,029
	Wireless Telecom Group, Inc.	19,700	46,886
*	Xerox Corp.	155,000	2,295,550
	X-Rite, Inc.	3,200	28,448
* #	Zhone Technologies, Inc.	45,500	73,710
*	Zomax, Inc.	14,333	28,953
*	Zoran Corp.	21,732	387,264
*	Zygo Corp.	15,000	199,650
Total Information Technology			235,136,073

Materials — (5.4%)
	Airgas, Inc.	77,640	2,781,065
	Albemarle Corp.	56,900	3,123,810
	Alcoa, Inc.	506,952	14,493,758
* #	Aleris International, Inc.	2,363	121,151
#	Allegheny Technologies, Inc.	4,200	240,870
	Aptargroup, Inc.	6,300	324,450
	Arch Chemicals, Inc.	17,700	490,998

27

	Ashland, Inc.	111,300	7,027,482
	Bairnco Corp.	100	1,206
#	Bowater, Inc.	46,100	1,047,853
*	Brush Engineered Materials, Inc.	11,200	299,264
*	Buckeye Technologies, Inc.	12,800	104,064
	Cabot Corp.	43,600	1,448,828
#	Calgon Carbon Corp.	26,900	125,623
*	Caraustar Industries, Inc.	16,798	127,161
	Carpenter Technology Corp.	21,500	2,060,560
*	Chaparral Steel Co.	23,600	1,685,512
	Chemtura Corp.	80,379	698,494
	Chesapeake Corp.	11,700	169,650
	Cleveland-Cliffs, Inc.	1,000	36,470
	Commercial Metals Co.	82,800	1,787,652
*	Continental Materials Corp.	100	2,700
*	Core Molding Technologies, Inc.	600	3,798
	Cytec Industries, Inc.	57,800	3,083,630
	Eagle Materials, Inc.	59,088	2,118,305
	Eastman Chemical Co.	22,900	1,201,105
	Ferro Corp.	41,300	705,404
	FMC Corp.	9,900	605,088
	Friedman Industries, Inc.	8,200	69,700
	Gibraltar Industries, Inc.	45,300	1,096,260
	Glatfelter (P.H.) Co.	36,600	525,210
*	Graphic Packaging Corp.	66,900	259,572
	Greif, Inc. Class A	13,600	963,560
	H.B. Fuller Co.	25,400	488,442
	Hawkins, Inc.	600	8,292
* #	Headwaters, Inc.	3,500	77,420
	International Paper Co.	514,912	17,903,490
	Kronos Worldwide, Inc.	3	91
*	Landec Corp.	3,300	33,429
*	Lesco, Inc.	3,300	24,981
	Louisiana-Pacific Corp.	131,200	2,566,272
	Lubrizol Corp.	61,000	2,652,890
#	Lyondell Chemical Co.	378,755	9,840,055
#	Martin Marietta Materials, Inc.	24,300	2,001,348
*	Material Sciences Corp.	4,700	44,791
	MeadWestavco Corp.	193,898	4,954,094
#	Minerals Technologies, Inc.	30,200	1,570,098
	Monsanto Co.	221,200	10,493,728
	Myers Industries, Inc.	45,250	743,458
	NewMarket Corp.	8,800	544,984
	Newmont Mining Corp.	2,294	117,568
#	NL Industries, Inc.	14,500	150,075
	NN, Inc.	21,800	273,808
*	Northern Technologies International Corp.	300	2,421
*	Northwest Pipe Co.	500	15,130
#	Nucor Corp.	143,200	6,998,184
	Olympic Steel, Inc.	2,500	69,125
*	OM Group, Inc.	23,000	920,000
*	Oregon Steel Mills, Inc.	12,600	606,942
* #	Owens-Illinois, Inc.	27,100	410,836
*	Pactiv Corp.	1,800	48,114
	Penford Corp.	11,200	175,168

28

	Phelps Dodge Corp.	141,600	12,673,200
*	PolyOne Corp.	71,300	618,171
#	Pope & Talbot, Inc.	500	2,750
	Quaker Chemical Corp.	11,600	219,240
	Quanex Corp.	27,225	934,634
	Reliance Steel & Aluminum Co.	60,600	1,985,862
	Rock-Tenn Co. Class A	30,300	585,396
	Rohm & Haas Co.	700	30,870
*	Rotonics Manufacturing, Inc.	6,100	17,934
	RPM International, Inc.	137,600	2,588,256
*	RTI International Metals, Inc.	18,200	789,334
	Ryerson, Inc.	21,600	457,488
	Schnitzer Steel Industries, Inc. Class A	34,100	1,082,675
	Schulman (A.), Inc.	26,800	632,212
	Schweitzer-Maudoit International, Inc.	20,800	395,200
	Sealed Air Corp.	1,000	51,870
#	Sensient Technologies Corp.	69,500	1,398,340
*	Smurfit-Stone Container Corp.	185,945	2,117,914
	Spartech Corp.	31,000	698,430
	Steel Dynamics, Inc.	54,100	2,855,939
	Steel Technologies, Inc.	13,300	295,792
	Stepan Co.	5,000	147,400
*	Stillwater Mining Co.	26,600	250,838
	Summa Industries, Inc.	2,200	18,722
	Temple-Inland, Inc.	75,500	3,361,260
* #	Terra Industries, Inc.	61,900	454,346
#	Texas Industries, Inc.	23,300	1,093,702
#	Tronox, Inc. Class A	7,400	94,720
	Tronox, Inc. Class B	13,872	178,949
*	U.S. Concrete, Inc.	19,100	117,083
	United States Steel Corp.	151,500	8,812,755
*	Universal Stainless & Alloy Products, Inc.	170	4,155
	Valhi, Inc.	105,400	2,862,664
	Wausau Paper Corp.	74,600	1,015,306
#	Wellman, Inc.	22,174	79,605
	Westlake Chemical Corp.	78,100	2,339,876
	Weyerhaeuser Co.	386,100	23,938,200
#	Worthington Industries, Inc.	93,900	1,794,429
* #	Zoltek Companies, Inc.	16,800	429,240
Total Materials			189,990,244

Other — (0.0%)
* #	ePresence, Inc. Escrow Shares	6,400	192
*	IMPATH, Inc.	600	0
*	Pelican Financial Escrow Shares	300	0
*	Petrocorp, Inc. Escrow Shares	900	54
Total Other			246

Real Estate Investment Trusts — (0.1%)
#	Jones Lang LaSalle, Inc.	600	49,956
*	Kennedy-Wilson, Inc.	900	16,538
	Longview Fibre Co.	67,165	1,399,719
*	Stratus Properties, Inc.	500	13,520
*	Trammell Crow Co.	27,700	953,434
	Wilshire Enterprises, Inc.	600	2,730

29

*	ZipRealty, Inc.	700	4,277
Total Real Estate Investment Trusts			2,440,174

Telecommunication Services — (7.2%)
*	@Road, Inc.	25,000	118,250
	Alltel Corp.	400	21,684
* #	American Tower Corp.	63,600	2,280,696
*	Arbinet-thexchange. Inc.	3,174	16,156
	AT&T, Inc.	4,348,383	135,365,163
*	Boston Communications Group, Inc.	10,500	22,470
* #	Broadwing Corp.	36,600	419,070
	CenturyTel, Inc.	3,100	123,442
#	Citizens Communications Co.	92,500	1,275,575
	CT Communications, Inc.	31,441	724,401
	D&E Communications, Inc.	18,568	211,118
*	Embarq Corp.	47,279	2,229,205
*	General Communications, Inc. Class A	15,980	203,106
	Hector Communications Corp.	100	3,580
*	IDT Corp.	6,935	96,050
* #	IDT Corp. Class B	64,800	925,344
*	LCC International, Inc. Class A	18,100	62,083
*	Leap Wireless International, Inc.	57,684	2,668,462
* #	Level 3 Communications, Inc.	36,400	161,252
*	Premiere Global Services, Inc.	3,900	30,420
*	Price Communications Corp.	47,738	872,651
*	Qwest Communications International, Inc.	97,600	859,856
#	Sprint Nextel Corp.	2,305,786	39,013,899
*	SunCom Wireless Holdings, Inc.	25,525	36,501
	SureWest Communications	15,504	294,266
* #	TALK America Holdings, Inc.	13,100	75,980
	Telephone & Data Systems, Inc.	80,000	3,392,800
	Telephone & Data Systems, Inc. Special Shares	49,700	2,036,706
*	Time Warner Telecom, Inc.	6,998	125,754
*	United States Cellular Corp.	49,200	2,949,540
	Verizon Communications, Inc.	1,594,100	56,080,438
#	Windstream Corp.	413	5,452
* #	Wireless Facilities, Inc.	17,500	38,325
Total Telecommunication Services			252,739,695

Utilities — (0.3%)
	Connecticut Water Services, Inc.	10,300	239,887
#	New Jersey Resources Corp.	29,200	1,450,072
	Questar Corp.	36,500	3,158,710
*	Reliant Energy, Inc.	280,000	3,768,800
	South Jersey Industries, Inc.	38,900	1,127,711
Total Utilities			9,745,180

TOTAL COMMON STOCKS			3,117,862,178

RIGHTS/WARRANTS — (0.0%)
* #	RCN Corp. Warrants 12/21/06	8	0

30

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (11.5%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.28%, 09/01/06 (Collateralized by $280,486,698 FHLMC, rates ranging from 4.000% to 7.000%, maturities ranging from 02/01/10 to 07/01/31 & FNMA, rates ranging from 4.500% to 6.500%, maturities ranging from 03/01/13 to 08/01/36, valued at $139,265,985) to be repurchased at $135,227,184	$135,207	135,207,354

@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.28%, 09/01/06 (Collateralized by $257,425,000 FHLB Bonds 5.125%, 08/08/08, valued at $258,371,103) to be repurchased at $250,036,667	250,000	250,000,000

Repurchase Agreement, PNC Capital Markets, Inc. 5.22%, 09/01/06 (Collateralized by $19,760,000 FHLMC 4.00%, 09/22/09, valued at $19,513,000) to be repurchased at $19,226,787	19,224	19,224,000

TOTAL TEMPORARY CASH INVESTMENTS		404,431,354

TOTAL INVESTMENTS - (100.0%)
(Cost $2,664,646,519) ##		$3,522,293,532

31

Notes to Schedules of Investments

Organizational Note

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors Inc. The Trust consists of twenty-one investment portfolios, of which thirteen are included in this document.

Security Valuation Note

Securities held by the Domestic Equity Portfolios (The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by The DFA Two-Year Global Fixed Income Series are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Federal Tax Cost Note

At August 31, 2006, the total cost of securities for federal income tax purposes was:

The U.S. Large Company Series	$4,431,020,876
The U.S. Large Cap Value Series	8,029,889,606
The U.S. Small Cap Value Series	7,920,626,682
The U.S. Small Cap Series	3,497,303,878
The DFA International Value Series	5,034,366,022
The Japanese Small Company Series	1,772,571,463
The Asia Pacific Small Company Series	774,282,407
The United Kingdom Small Company Series	702,051,699
The Continental Small Company Series	1,305,745,167
The Emerging Markets Series	1,253,707,103
The Emerging Markets Small Cap Series	588,236,175
The DFA Two-Year Global Fixed Income Series	2,347,102,189
The Tax-Managed U.S. Marketwide Value Series	2,665,707,506

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. CORE EQUITY 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2006

(Unaudited)

		Shares	Value †

COMMON STOCKS — (88.6%)
Consumer Discretionary — (11.8%)
*	1-800 CONTACTS, Inc.	1,100	$16,500
*	1-800-FLOWERS.COM, Inc.	2,200	10,142
*	4Kids Entertainment, Inc.	1,500	23,025
*	99 Cents Only Stores	7,055	80,145
*	A.C. Moore Arts & Crafts, Inc.	2,000	35,560
	Aaron Rents, Inc.	4,300	100,663
	Aaron Rents, Inc. Class A	844	18,180
#	Abercrombie & Fitch Co.	2,600	167,778
*	Acme Communications, Inc.	1,783	9,040
	Acme United Corp.	200	2,774
*	ACR Group, Inc.	1,300	7,553
	Advance Auto Parts, Inc.	3,250	97,890
	Advo, Inc.	1,800	51,462
*	Aeropostale, Inc.	4,100	104,140
*	AFC Enterprises, Inc.	2,000	29,920
*	Aftermarket Technology Corp.	2,200	44,396
*	Alderwoods Group, Inc.	2,500	49,475
	Aldila, Inc.	600	9,978
*	Alloy, Inc.	1,250	14,225
*	Amazon.com, Inc.	5,180	159,699
	Ambassadors Group, Inc.	1,000	28,130
	American Axle & Manufacturing Holdings, Inc.	5,000	83,450
*	American Biltrite, Inc.	100	1,024
#	American Eagle Outfitters, Inc.	4,700	181,561
	American Greetings Corp. Class A	5,100	125,052
* #	America’s Car-Mart, Inc.	1,310	20,672
	Ameristar Casinos, Inc.	3,100	64,573
* #	AnnTaylor Stores Corp.	5,100	202,980
*	Apollo Group, Inc. Class A	3,000	150,630
	Applebees International, Inc.	4,200	87,150
*	Applica, Inc.	2,700	12,474
	Arbitron, Inc.	1,300	48,776
	Arctic Cat, Inc.	1,200	19,956
	Ark Restaurants Corp.	383	9,207
#	ArvinMeritor, Inc.	7,100	105,435
	Asbury Automotive Group, Inc.	3,300	67,617
* #	Audible, Inc.	1,500	11,910
*	Audiovox Corp. Class A	600	8,886
*	AutoNation, Inc.	14,670	285,038
*	Autozone, Inc.	2,100	189,630
* #	Avatar Holdings, Inc.	900	49,608
*	Aztar Corp.	1,600	83,952
*	Bakers Footwear Group, Inc.	600	6,480

1

*	Ballantyne of Omaha, Inc.	1,165	5,592
*	Bally Technologies, Inc.	4,000	62,960
* #	Bally Total Fitness Holding Corp.	3,000	9,000
	Bandag, Inc.	700	26,642
	Bandag, Inc. Class A	734	23,319
	Barnes & Noble, Inc.	5,600	203,616
*	Barry (R.G.) Corp.	500	3,125
	Bassett Furniture Industries, Inc.	400	6,912
	Beasley Broadcast Group, Inc.	404	2,949
	Beazer Homes USA, Inc.	3,000	120,900
	Bebe Stores, Inc.	6,800	151,504
*	Bed Bath and Beyond, Inc.	8,300	279,959
	Belo Corp. Class A	5,010	81,663
*	Benihana, Inc. Class A	900	23,265
#	Best Buy Co., Inc.	10,840	509,480
	Big 5 Sporting Goods Corp.	600	11,778
*	Big Dog Holdings, Inc.	814	9,068
*	Big Lots, Inc.	11,020	202,217
*	BJ’s Restaurants, Inc.	1,600	29,488
#	Black & Decker Corp.	2,900	213,556
	Blair Corp.	300	7,170
#	Blockbuster, Inc. Class A	11,100	44,289
*	Blockbuster, Inc. Class B	7,025	25,079
*	Blount International, Inc.	2,700	24,435
*	Bluegreen Corp.	700	8,015
	Blyth, Inc.	3,600	77,328
	Bob Evans Farms, Inc.	3,510	99,473
*	Bombay Co., Inc.	400	596
#	Bon-Ton Stores, Inc.	400	10,964
	Books-A-Million, Inc.	1,880	29,986
	Borders Group, Inc.	5,753	110,055
	BorgWarner, Inc.	5,500	311,905
	Bowl America, Inc. Class A	300	4,350
#	Boyd Gaming Corp.	6,000	216,960
*	Bright Horizons Family Solutions, Inc.	1,800	71,820
	Brinker International, Inc.	5,900	226,973
	Brown Shoe Company, Inc.	2,850	91,057
#	Brunswick Corp.	7,000	200,900
*	Buca, Inc.	2,100	11,340
	Buckle, Inc.	2,000	67,800
	Building Materials Holding Corp.	1,800	47,016
* #	Cabela’s, Inc.	6,600	132,528
*	Cablevision Systems New York Group Class A	7,300	169,944
*	Cache, Inc.	1,700	26,911
	Cadmus Communications Corp.	700	11,480
*	California Coastal Communities, Inc.	700	21,455
*	California Pizza Kitchen, Inc.	1,100	31,416
	Callaway Golf Co.	7,300	97,893
	Canterbury Park Holding Corp.	400	5,260
*	Career Education Corp.	5,600	107,240
*	CarMax, Inc.	7,419	279,622
	Carmike Cinemas, Inc.	1,300	24,297
*	Carriage Services, Inc.	1,899	8,659
* #	Carter’s, Inc.	3,700	85,470
*	Casual Male Retail Group, Inc.	2,800	31,500

2

	Catalina Marketing Corp.	2,255	64,606
	Cato Corp. Class A	2,100	48,783
*	Cavalier Homes, Inc.	1,700	6,035
*	Cavco Industries, Inc.	700	23,814
	CBRL Group, Inc.	2,500	94,600
	CBS Corp. Class A	2,100	59,976
	CBS Corp. Class B	22,300	636,665
*	CEC Entertainment, Inc.	2,200	70,136
#	Centex Corp.	5,300	270,035
*	Champion Enterprises, Inc.	2,500	17,050
*	Champps Entertainment, Inc.	1,152	6,981
#	Charles and Colvard, Ltd.	885	10,523
*	Charlotte Russe Holding, Inc.	1,800	48,060
*	Charming Shoppes, Inc.	10,940	143,970
*	Cheesecake Factory, Inc.	4,400	109,516
	Cherokee, Inc.	300	11,046
*	Chicos FAS, Inc.	4,420	81,505
	Choice Hotels International, Inc.	4,800	181,968
	Christopher & Banks Corp.	3,000	73,050
*	Chromcraft Revington, Inc.	500	5,260
	Churchill Downs, Inc.	1,400	56,588
	Circuit City Stores, Inc.	12,200	288,042
	Citadel Broadcasting Co.	6,820	62,676
	CKE Restaurants, Inc.	4,100	63,673
*	CKX, Inc.	6,465	64,456
	Claire’s Stores, Inc.	6,300	172,179
	Clear Channel Communications, Inc.	15,840	459,994
* #	Coach, Inc.	9,630	290,730
	Coachmen Industries, Inc.	200	2,002
	Coast Distribution System, Inc.	500	4,755
	Cobra Electronics Corp.	600	4,926
	Coinmach Service Corp. Class A	2,100	20,790
* #	Coldwater Creek, Inc.	4,100	112,627
	Collectors Universe, Inc.	800	10,592
	Collegiate Pacific, Inc.	900	7,605
*	Columbia Sportswear Co.	3,300	161,106
*	Comcast Corp. Class A	45,230	1,583,050
*	Comcast Corp. Special Class A Non-Voting	23,800	830,858
* #	Conn’s, Inc.	1,300	25,935
#	Cooper Tire & Rubber Co.	2,400	23,592
*	Corinthian Colleges, Inc.	6,400	77,568
*	Cosi, Inc.	100	524
* #	Cost Plus, Inc.	1,700	17,306
	Courier Corp.	900	33,156
*	Cox Radio, Inc.	3,833	60,791
	CPI Corp.	500	19,715
	Craftmade International, Inc.	400	7,000
*	Crown Media Holdings, Inc.	3,062	12,217
*	CSK Auto Corp.	2,400	27,528
	CSS Industries, Inc.	1,000	29,790
*	Cumulus Media, Inc. Class A	4,200	42,168
	Cutter & Buck, Inc.	1,000	11,140
*	Cybex International, Inc.	1,100	7,249
*	Cycle Country Accessories Corp.	300	540
	Dana Corp.	2,200	3,806

3

	Darden Restaurants, Inc.	4,500	159,300
	Deb Shops, Inc.	1,000	23,580
*	Deckers Outdoor Corp.	1,200	49,212
	Decorator Industries, Inc.	300	2,605
*	dELiA*s, Inc.	836	6,019
	Delta Apparel, Inc.	858	16,585
*	Design Within Reach, Inc.	1,400	8,582
*	DeVry, Inc.	5,300	118,455
*	Digital Generation Systems, Inc.	600	4,794
#	Dillards, Inc. Class A	7,395	230,576
*	Discovery Holding Co. Class A	19,700	275,997
*	Discovery Holding Co. Class B	800	11,144
	Disney (Walt) Co.	71,000	2,105,150
*	Dixie Group, Inc.	1,200	16,980
	Dollar General Corp.	10,600	136,316
*	Dollar Tree Stores, Inc.	9,700	279,166
*	Dominion Homes, Inc.	800	4,520
	Domino’s Pizza, Inc.	4,800	117,360
*	Dorman Products, Inc.	1,841	19,330
	Dover Downs Gaming & Entertainment, Inc.	750	9,847
	Dover Motorsports, Inc.	1,800	10,440
#	Dow Jones & Co., Inc.	2,700	97,254
*	Drew Industries, Inc.	1,400	36,554
*	drugstore.com, Inc.	7,300	23,141
	DRYCLEAN USA, Inc.	100	180
*	DSW, Inc.	1,300	36,387
	Eastman Kodak Co.	19,700	419,019
* #	EchoStar Communications Corp. Class A	4,820	153,035
*	Educate, Inc.	200	1,334
	Educational Development Corp.	300	1,980
*	EMAK Worldwide, Inc.	260	1,026
*	Emerson Radio Corp.	2,700	8,235
*	Emmis Communications Corp. Class A	1,100	13,453
*	Enesco Group, Inc.	1,200	252
	Entercom Communications Corp.	1,943	49,372
*	Entravision Communications Corp.	6,100	45,323
* #	Escala Group, Inc.	1,435	9,586
	Escalade, Inc.	1,500	15,735
	Ethan Allen Interiors, Inc.	2,500	84,375
*	Expedia, Inc.	17,900	292,128
*	Factory Card & Party Outlet Corp.	300	2,385
	Family Dollar Stores, Inc.	10,700	273,599
*	Famous Dave’s of America, Inc.	900	13,356
	Fedders Corp.	1,800	2,970
	Federated Department Stores, Inc.	17,900	679,842
	Finish Line, Inc. Class A	3,235	36,006
*	Finlay Enterprises, Inc.	700	4,445
*	Fisher Communications, Inc.	900	38,610
	Flanigan’s Enterprises, Inc.	300	2,685
*	Fleetwood Enterprises, Inc.	2,100	14,763
	Flexsteel Industries, Inc.	600	7,620
	Foot Locker, Inc.	11,400	274,740
#	Ford Motor Co.	54,300	454,491
	Fortune Brands, Inc.	10,300	747,780
* #	Fossil, Inc.	5,195	97,770

4

*	Fountain Powerboat Industries, Inc.	200	840
*	Franklin Covey Co.	2,000	11,500
*	Franklin Electronic Publishers, Inc.	600	1,290
	Fred’s, Inc.	3,100	40,641
*	Friendly Ice Cream Corp.	700	6,118
	Frisch’s Restaurants, Inc.	500	12,050
*	Fuel Systems Solutions, Inc.	1,650	22,737
#	Furniture Brands International, Inc.	4,800	91,920
*	Gaiam, Inc.	1,600	18,432
*	GameStop Corp. Class A	4,131	180,442
*	GameStop Corp. Class B	100	4,040
*	GameTech International, Inc.	1,330	11,172
	Gaming Partners International Corp.	300	6,060
* #	Gander Mountain Co.	1,500	8,985
	Gannett Co., Inc.	7,400	420,690
	Gap, Inc.	19,300	324,433
*	Gaylord Entertainment Co.	4,000	174,880
*	Gemstar-TV Guide International, Inc.	31,700	101,757
#	General Motors Corp.	18,300	533,994
*	Genesco, Inc.	1,900	52,212
*	Gentek, Inc.	800	23,912
#	Gentex Corp.	8,200	118,736
	Genuine Parts Co.	9,800	405,034
*	Getty Images, Inc.	2,300	104,489
*	G-III Apparel Group, Ltd.	1,251	12,510
* #	Goodyear Tire & Rubber Co.	6,100	82,960
*	Gottschalks, Inc.	1,421	11,638
	Gray Television, Inc.	2,500	15,975
	Gray Television, Inc. Class A	200	1,420
	Group 1 Automotive, Inc.	900	40,770
*	GSI Commerce, Inc.	3,100	40,672
*	Guess?, Inc.	2,100	85,680
*	Guitar Center, Inc.	1,200	45,480
*	Gymboree Corp.	2,600	87,230
	H&R Block, Inc.	9,700	203,991
*	Hampshire Group, Ltd.	689	10,135
	Hancock Fabrics, Inc.	400	1,188
	Harley-Davidson, Inc.	5,840	341,698
	Harman International Industries, Inc.	1,500	121,680
	Harrah’s Entertainment, Inc.	12,300	767,028
*	Harris Interactive, Inc.	6,300	34,839
	Harte-Hanks, Inc.	5,600	148,400
*	Hartmarx Corp.	3,520	21,014
	Hasbro, Inc.	12,810	260,043
*	Hastings Entertainment, Inc.	1,400	8,792
	Haverty Furniture Co., Inc.	1,800	25,290
	Haverty Furniture Co., Inc. Class A	470	6,589
*	Hayes Lemmerz International, Inc.	1,100	1,870
	Hearst-Argyle Television, Inc.	4,800	109,728
*	Hibbett Sporting Goods, Inc.	1,200	29,436
#	Hilton Hotels Corp.	14,600	371,862
*	Hollywood Media Corp.	2,295	9,409
	Home Depot, Inc.	36,700	1,258,443
* #	Home Solutions of America, Inc.	3,185	16,849
	Horton (D.R.), Inc.	16,790	368,205

5

*	Hot Topic, Inc.	3,385	33,444
* #	Hovnanian Enterprises, Inc. Class A	2,000	53,020
*	IAC/InterActiveCorp	20,100	572,448
*	Iconix Brand Group, Inc.	2,900	42,978
	IHOP Corp.	1,620	75,638
	ILX Resorts, Inc.	300	2,778
*	Image Entertainment, Inc.	2,400	8,640
* #	Infosonics Corp.	800	5,168
*	Interactive Data Corp.	6,700	130,918
*	Interface, Inc. Class A	3,600	45,756
#	International Game Technology	7,560	292,421
	International Speedway Corp. Class A	2,900	140,360
* #	Interpublic Group of Companies, Inc.	29,200	268,056
*	Interstate Hotels & Resorts, Inc.	3,000	31,170
*	INVESTools, Inc.	3,300	29,700
*	Isle of Capri Casinos, Inc.	2,900	59,102
*	ITT Educational Services, Inc.	1,900	125,571
	J. Alexander’s Corp.	700	5,992
*	Jack in the Box, Inc.	3,310	158,814
	Jackson Hewitt Tax Service, Inc.	3,200	101,120
*	Jaclyn, Inc.	300	2,212
*	Jakks Pacific, Inc.	1,000	16,340
* #	Jarden Corp.	6,400	187,648
*	Jennifer Convertibles, Inc.	500	3,025
*	Jo-Ann Stores, Inc.	2,400	35,544
	Johnson Controls, Inc.	6,510	468,264
*	Johnson Outdoors, Inc.	452	7,485
	Jones Apparel Group, Inc.	10,531	329,620
* #	Jos. A. Bank Clothiers, Inc.	1,025	24,528
	Journal Communications, Inc. Class A	200	2,194
	Journal Register Co.	1,100	8,030
*	K2, Inc.	400	4,660
	KB Home	3,600	153,936
	Kellwood Co.	800	21,928
	Kenneth Cole Productions, Inc. Class A	1,000	23,410
*	Keystone Automotive Industries, Inc.	1,100	37,829
	Kimball International, Inc. Class B	2,600	45,864
*	Kirkland’s, Inc.	1,200	5,040
*	Kohl’s Corp.	7,810	488,203
	Koss Corp.	200	4,050
* #	Krispy Kreme Doughnuts, Inc.	6,220	51,315
*	KSW, Inc.	600	2,310
	K-Swiss, Inc. Class A	1,300	35,763
*	LaCrosse Footwear, Inc.	583	7,696
*	Lakeland Industries, Inc.	550	7,502
* #	Lamar Advertising Co.	3,400	177,820
	Landry’s Restaurants, Inc.	300	8,205
*	Las Vegas Sands Corp.	100	6,981
* #	Laureate Education, Inc.	4,400	211,288
*	Lazare Kaplan International, Inc.	700	6,741
#	La-Z-Boy, Inc.	5,010	69,889
	Lear Corp.	2,300	46,782
	Lee Enterprises, Inc.	1,300	32,188
	Leggett & Platt, Inc.	12,850	296,192
	Lennar Corp. Class A	7,100	318,364

6

	Lennar Corp. Class B	1,800	74,970
*	Lenox Group, Inc.	1,200	6,816
	Levitt Corp. Class A	1,400	17,318
	Libbey, Inc.	1,200	10,164
* #	Liberty Global, Inc. Class A	15,800	373,038
*	Liberty Global, Inc. Series C	15,900	366,972
*	Liberty Media Holding Corp. Capital Class A	9,579	826,955
*	Liberty Media Holding Corp. Capital Class B	130	11,129
*	Liberty Media Holding Corp. Interactive Class A	14,398	274,426
*	Liberty Media Holding Corp. Interactive Class B	650	12,382
*	LIFE TIME FITNESS, Inc.	2,800	125,804
	Lifetime Brands, Inc.	1,481	29,561
#	Limited Brands, Inc.	12,700	326,771
*	Lin TV Corp.	800	5,840
*	Lincoln Educational Services	1,800	32,490
	Lithia Motors, Inc. Class A	400	10,208
*	Live Nation, Inc.	6,455	135,426
	Liz Claiborne, Inc.	7,420	277,285
*	LKQ Corp.	4,000	83,080
*	Lodgenet Entertainment Corp.	1,400	26,614
*	Lodgian, Inc.	2,500	31,275
	Lone Star Steakhouse & Saloon, Inc.	300	8,184
#	Lowe’s Companies, Inc.	32,040	867,002
*	Luby’s, Inc.	1,800	17,118
	M/I Homes, Inc.	1,500	48,540
*	Mace Security International, Inc.	1,900	4,389
*	Maidenform Brands, Inc.	700	12,453
	Marine Products Corp.	2,700	23,868
*	MarineMax, Inc.	1,700	38,641
#	Marriott International, Inc. Class A	9,100	342,706
#	Martha Stewart Living Omnimedia, Inc.	1,300	24,596
* #	Marvel Entertainment, Inc.	3,900	83,616
	Mattel, Inc.	14,500	273,180
	Matthews International Corp. Class A	2,400	85,440
*	McCormick & Schmick’s Seafood Restaurants, Inc.	1,500	29,730
	McDonald’s Corp.	28,223	1,013,206
	McGraw-Hill Companies, Inc.	7,920	442,807
	MDC Holdings, Inc.	1,900	81,301
*	Meade Instruments Corp.	200	444
	Media General, Inc. Class A	700	27,524
*	Mediacom Communications Corp.	5,500	37,620
	Meredith Corp.	2,900	137,286
* #	Meritage Homes Corp.	2,100	85,995
	Meritage Hospitality Group, Inc.	500	2,365
*	MGM Mirage	18,900	674,352
	Michaels Stores, Inc.	3,600	154,980
*	Midas, Inc.	700	13,692
*	Mity Enterprises, Inc.	400	7,320
	Modine Manufacturing Co.	3,400	79,186
* #	Mohawk Industries, Inc.	3,820	270,762
	Monaco Coach Corp.	2,200	23,232
*	Monarch Casino & Resort, Inc.	1,500	28,455
	Monro Muffler Brake, Inc.	1,300	41,899
*	Morningstar, Inc.	24	918
*	Mothers Work, Inc.	480	18,341

7

	Movado Group, Inc.	500	11,245
#	Movie Gallery, Inc.	2,500	5,925
*	MTR Gaming Group, Inc.	1,300	10,400
*	Multimedia Games, Inc.	2,600	24,908
*	Nathan’s Famous, Inc.	400	5,168
	National Presto Industries, Inc.	700	38,080
*	National RV Holdings, Inc.	800	2,880
#	Nautilus Group, Inc.	2,900	35,902
* #	Navarre Corp.	500	1,940
* #	Netflix, Inc.	4,400	88,044
*	Nevada Gold & Casinos, Inc.	700	3,668
*	New Frontier Media, Inc.	2,300	19,297
*	New York & Co., Inc.	100	1,142
#	Newell Rubbermaid, Inc.	9,000	242,910
	News Corp. Class A	70,100	1,334,003
	News Corp. Class B	31,972	635,284
#	NIKE, Inc. Class B	4,410	356,152
	Nobel Learning Communities, Inc.	800	8,192
	Nobility Homes, Inc.	200	5,500
	Noble International, Ltd.	1,550	20,026
	Nordstrom, Inc.	8,640	322,704
	NTL, Inc.	7,750	205,297
* #	Nutri/System, Inc.	1,700	84,456
* #	NVR, Inc.	400	205,460
	Oakley, Inc.	6,200	101,990
*	Office Depot, Inc.	9,100	335,244
	OfficeMax, Inc.	7,100	294,863
	Omnicom Group, Inc.	3,900	340,938
*	Opinion Research Corp.	500	5,745
	Orleans Homebuilders, Inc.	2,070	25,295
#	OSI Restaurant Partners, Inc.	5,600	173,432
*	O’Charleys, Inc.	2,300	42,527
*	O’Reilly Automotive, Inc.	7,600	225,644
*	Outdoor Channel Holdings, Inc.	1,720	18,249
* #	Overstock.com, Inc.	300	5,673
	Oxford Industries, Inc.	1,300	53,404
*	P & F Industries, Inc. Class A	300	2,940
*	P.F. Chang’s China Bistro, Inc.	1,400	49,350
*	Pacific Sunwear of California, Inc.	4,000	53,440
*	Palm Harbor Homes, Inc.	2,200	31,878
*	Panera Bread Co.	2,200	114,180
*	Pantry, Inc.	1,600	74,976
*	Papa John’s International, Inc.	1,200	40,800
*	Payless ShoeSource, Inc.	5,020	117,769
*	PC Mall, Inc.	1,400	9,660
* #	Penn National Gaming, Inc.	6,400	211,968
	Penney (J.C.) Co., Inc.	5,600	353,024
*	Perry Ellis International, Inc.	1,100	29,656
*	Petco Animal Supplies, Inc.	3,500	98,525
*	PetMed Express, Inc.	900	11,250
	PETsMART, Inc.	10,600	266,060
	Phillips-Van Heusen Corp.	5,300	204,792
*	Phoenix Footwear Group, Inc.	900	4,572
	Pier 1 Imports, Inc.	6,600	42,174
*	Pinnacle Entertainment, Inc.	4,900	126,322

8

*	Playboy Enterprises, Inc. Class A	400	3,800
*	Playboy Enterprises, Inc. Class B	2,110	20,087
*	Point.360	748	1,451
	Polaris Industries, Inc.	2,300	87,630
	Polo Ralph Lauren Corp.	2,300	135,677
*	Pomeroy IT Solutions, Inc.	100	780
#	Pool Corp.	2,400	91,368
#	Pre-Paid Legal Services, Inc.	300	11,268
*	Priceline.com, Inc.	3,100	103,509
*	PRIMEDIA, Inc.	1,000	1,700
*	Princeton Review, Inc.	1,988	10,298
* #	Progressive Gaming International Corp.	3,800	28,082
*	Proliance International, Inc.	1,100	5,170
*	ProQuest Co.	1,100	14,751
	Pulte Homes, Inc.	13,900	412,413
*	QEP Co., Inc.	352	2,341
*	Quaker Fabric Corp.	200	308
*	Quantum Fuel Systems Technologies Worldwide, Inc.	5,812	17,262
* #	Quiksilver, Inc.	10,910	152,740
	R.H. Donnelley Corp.	2,814	152,856
*	Radio One, Inc. Class D	3,500	21,490
	RadioShack Corp.	5,300	95,718
*	Rare Hospitality International, Inc.	3,200	91,648
*	RC2 Corp.	2,200	73,986
*	RCN Corp.	3,610	93,391
	Reader’s Digest Association, Inc.	3,900	49,959
*	Reading International, Inc. Class A	2,100	16,590
*	Red Lion Hotels Corp.	1,155	11,342
*	Red Robin Gourmet Burgers, Inc.	1,000	42,210
*	RedEnvelope, Inc.	800	6,520
*	Regent Communications, Inc.	600	2,508
#	Regis Corp.	4,400	161,436
*	Rent-A-Center, Inc.	6,710	181,841
*	Rentrak Corp.	976	11,029
*	Rent-Way, Inc.	2,540	25,730
* #	Restoration Hardware, Inc.	3,100	21,793
* #	Retail Ventures, Inc.	3,300	47,289
*	Rex Stores Corp.	200	2,722
*	Rockford Corp.	700	2,380
*	Rocky Brands, Inc.	500	5,465
	Ross Stores, Inc.	10,000	244,900
*	Rubio’s Restaurants, Inc.	784	6,539
	Ruby Tuesday, Inc.	5,500	142,010
	Russ Berrie & Co., Inc.	2,005	27,529
*	Ryan’s Restaurant Group, Inc.	3,810	60,046
#	Ryland Group, Inc.	3,300	140,811
*	Saga Communications, Inc. Class A	600	4,776
	Saks, Inc.	13,500	194,805
	Salem Communications Corp.	900	10,971
* #	Salton, Inc.	1,100	2,937
	Sauer-Danfoss, Inc.	4,836	109,052
*	Scholastic Corp.	4,100	123,246
*	Scientific Games Corp.	4,201	122,123
	Scripps (E.W.) Co.	4,600	209,162

9

*	Sears Holdings Corp.	5,000	720,550
* #	Select Comfort Corp.	2,400	47,640
	Service Corp. International	28,460	239,064
*	Sharper Image Corp.	1,600	15,152
	Sherwin-Williams Co.	4,400	227,216
*	Shiloh Industries, Inc.	1,700	23,528
*	Shoe Carnival, Inc.	200	4,572
* #	Shuffle Master, Inc.	1,600	44,528
	Sinclair Broadcast Group, Inc. Class A	4,700	36,284
* #	Sirius Satellite Radio, Inc.	26,200	107,158
* #	Six Flags, Inc.	2,500	13,050
*	Skechers U.S.A., Inc. Class A	2,500	56,600
	Skyline Corp.	900	35,109
*	Smith & Wesson Holding Corp.	1,600	15,840
#	Snap-On, Inc.	5,600	244,720
	Sonic Automotive, Inc.	3,070	64,930
*	Sonic Corp.	6,350	139,255
#	Sotheby’s Class A	2,900	80,620
* #	Source Interlink Companies, Inc.	5,200	57,460
*	Spanish Broadcasting System, Inc.	3,900	16,965
	Spartan Motors, Inc.	1,100	18,920
	Speedway Motorsports, Inc.	4,500	167,715
*	Sport Chalet, Inc. Class A	1,099	8,940
*	Sport Chalet, Inc. Class B	200	1,626
	Stage Stores, Inc.	2,631	69,353
*	Stamps.com, Inc.	1,800	34,272
	Standard Motor Products, Inc.	1,800	19,944
	Standard Pacific Corp.	2,300	55,039
	Stanley Furniture, Inc.	1,200	29,928
	Staples, Inc.	17,160	387,130
* #	Starbucks Corp.	17,360	538,334
*	Starwood Hotels & Resorts Worldwide, Inc.	14,000	745,640
#	Station Casinos, Inc.	2,800	163,100
	Stein Mart, Inc.	4,500	53,505
*	Steinway Musical Instruments, Inc.	800	20,496
	Steven Madden, Ltd.	1,600	58,960
	Stewart Enterprises, Inc.	1,400	8,092
*	Stoneridge, Inc.	2,475	20,963
*	Strattec Security Corp.	300	12,015
	Strayer Education, Inc.	600	63,240
	Stride Rite Corp.	3,500	48,125
	Sturm Ruger & Co., Inc.	1,000	7,500
*	Sunterra Corp.	1,608	19,859
	Sun-Times Media Group, Inc. Class A	6,000	45,060
#	Superior Industries International, Inc.	1,433	24,232
	Superior Uniform Group, Inc.	600	7,068
*	Syms Corp.	600	11,820
*	Syntax-Brillian Corp.	841	3,314
*	Systemax, Inc.	3,856	44,151
#	Talbots, Inc.	2,110	46,441
	Tandy Brand Accessories, Inc.	700	7,455
*	Tandy Leather Factory, Inc.	616	3,844
	Target Corp.	17,900	866,181
#	Tarragon Corp.	1,887	20,927
*	Tarrant Apparel Group	300	447

10

	Technical Olympic USA, Inc.	2,800	34,048
* #	Tempur-Pedic International, Inc.	4,600	73,830
*	Tenneco Automotive, Inc.	3,400	77,350
* #	The Children’s Place Retail Stores, Inc.	2,300	133,331
* #	The DIRECTV Group, Inc.	29,400	552,426
* #	The Dress Barn, Inc.	4,800	84,720
*	The Hallwood Group, Inc.	200	20,600
	The Marcus Corp.	200	4,114
	The McClatchey Co.	1,816	73,675
#	The Men’s Wearhouse, Inc.	4,800	170,160
#	The New York Times Co. Class A	13,400	301,768
	The Pep Boys - Manny, Moe & Jack	4,800	61,632
	The Stanley Works	5,500	259,765
*	The Steak n Shake Co.	2,500	40,175
#	The TJX Companies, Inc.	14,000	374,500
#	Thor Industries, Inc.	4,200	177,156
	Tiffany & Co.	6,500	205,400
*	Timberland Co. Class A	3,125	88,781
	Time Warner, Inc.	131,740	2,189,519
* #	TiVo, Inc.	6,741	55,613
*	Toll Brothers, Inc.	7,500	198,150
* #	Tractor Supply Co.	3,200	136,256
	Traffix, Inc.	1,600	8,464
	Triarc Companies, Inc. Class A	2,600	41,548
#	Tribune Co.	20,100	627,321
*	Triple Crown Media, Inc.	60	444
* #	True Religion Apparel, Inc.	1,000	20,300
*	TRW Automotive Holdings Corp.	9,600	236,736
	Tuesday Morning Corp.	1,400	18,872
	Tupperware Corp.	2,800	50,428
*	Tween Brands, Inc.	2,500	85,150
*	Unifi, Inc.	1,600	4,160
	Unifirst Corp.	1,000	31,040
	United Auto Group, Inc.	9,100	185,822
*	United Retail Group, Inc.	1,500	22,980
*	Universal Electronics, Inc.	1,600	28,784
*	Universal Technical Institute, Inc.	1,100	20,295
* #	Univision Communications, Inc. Class A	13,700	473,472
*	Urban Outfitters, Inc.	2,500	39,225
#	V.F. Corp.	5,950	415,845
*	Vail Resorts, Inc.	3,900	146,718
*	Valassis Communications, Inc.	1,800	35,496
	Value Line, Inc.	405	18,342
*	ValueVision Media, Inc. Class A	3,310	36,542
*	Varsity Group, Inc.	1,800	7,290
*	VCG Holding Corp.	100	203
*	Vertrue, Inc.	700	29,673
*	Viacom, Inc. Class A	1,000	36,350
*	Viacom, Inc. Class B	15,500	562,650
*	Virco Manufacturing Corp.	500	2,340
	Visteon Corp.	5,900	50,563
*	Warnaco Group, Inc.	3,410	68,643
	Warner Music Group Corp.	200	4,988
	Washington Post Co.	610	468,340
* #	WCI Communities, Inc.	3,400	52,496

11

	Weight Watchers International, Inc.	3,400	144,364
	Wellco Enterprises, Inc.	200	2,340
*	Wells-Gardner Electronics Corp.	900	2,565
	Wendy’s International, Inc.	4,400	281,160
*	West Marine, Inc.	2,400	32,808
	Westwood One, Inc.	2,700	19,791
*	Wet Seal, Inc. Class A	6,000	34,260
	Weyco Group, Inc.	900	19,161
#	Whirlpool Corp.	5,700	461,187
	Wiley (John) & Sons, Inc. Class A	2,300	79,350
	Wiley (John) & Sons, Inc. Class B	444	15,380
	Williams-Sonoma, Inc.	3,500	103,110
*	Wilsons The Leather Experts, Inc.	4,400	13,464
*	Winmark Corp.	200	4,827
#	Winnebago Industries, Inc.	2,434	71,073
* #	WMS Industries, Inc.	2,300	61,640
	Wolverine World Wide, Inc.	4,700	118,581
	World Wrestling Entertainment, Inc.	1,600	27,648
*	Wyndham Worldwide Corp.	5,780	169,123
* #	Wynn Resorts, Ltd.	3,300	255,453
	Xerium Technologies, Inc.	200	2,184
*	XM Satellite Radio Holdings, Inc.	5,500	71,280
	Yankee Candle Co., Inc.	1,900	49,115
*	Young Broadcasting, Inc. Class A	1,200	3,600
	Yum! Brands, Inc.	6,020	294,258
*	Zale Corp.	4,900	131,075
*	Zapata Corp.	1,900	12,863
Total Consumer Discretionary			70,491,751

Consumer Staples — (6.8%)
	Alberto-Culver Co. Class B	5,000	246,150
	Alliance One International, Inc.	9,100	36,673
	Altria Group, Inc.	48,240	4,029,487
#	American Italian Pasta Co.	1,900	15,447
	Andersons, Inc.	1,200	49,212
	Anheuser-Busch Companies, Inc.	17,150	846,867
	Archer-Daniels-Midland Co.	14,000	576,380
	Arden Group, Inc. Class A	300	34,434
	Avon Products, Inc.	10,300	295,713
*	BJ’s Wholesale Club, Inc.	6,200	163,370
*	Boston Beer Co., Inc. Class A	700	22,484
*	Bridgford Foods Corp.	1,099	6,792
*	Brown-Forman Corp. Class A	1,700	131,580
	Brown-Forman Corp. Class B	2,100	161,658
*	Cagle’s, Inc. Class A	500	3,945
	Calavo Growers, Inc.	1,386	13,597
	Cal-Maine Foods, Inc.	2,293	16,303
	Campbell Soup Co.	9,700	364,429
*	Carrington Laboratories, Inc.	745	3,114
	Casey’s General Stores, Inc.	4,700	111,108
	CCA Industries, Inc.	500	5,000
* #	Central European Distribution Corp.	3,500	80,605
* #	Central Garden & Pet Co.	2,100	92,043
*	Chattem, Inc.	1,300	45,084
	Chiquita Brands International, Inc.	900	15,219

12

	Church & Dwight Co., Inc.	4,700	180,950
	Clorox Co.	4,920	294,265
	Coca-Cola Bottling Co. Consolidated	700	41,020
	Coca-Cola Co.	52,140	2,336,393
	Coca-Cola Enterprises, Inc.	32,830	732,109
	Colgate-Palmolive Co.	11,900	712,334
	ConAgra, Inc.	34,000	809,200
*	Constellation Brands, Inc. Class A	13,900	379,331
*	Constellation Brands, Inc. Class B	1,533	41,698
	Corn Products International, Inc.	7,100	244,950
	Costco Wholesale Corp.	10,208	477,632
*	Cuisine Solutions, Inc.	500	2,620
	CVS Corp.	18,700	627,385
*	Darling International, Inc.	5,000	20,650
*	Dean Foods Co.	9,730	385,503
	Del Monte Foods Co.	19,210	213,231
	Delta & Pine Land Co.	1,500	60,690
*	Elizabeth Arden, Inc.	2,700	39,231
*	Energizer Holdings, Inc.	2,600	173,836
	Estee Lauder Companies, Inc.	3,600	132,696
	Farmer Brothers Co.	1,548	32,756
	Flowers Foods, Inc.	4,500	122,175
*	Galaxy Nutritional Foods, Inc.	100	33
#	General Mills, Inc.	8,640	468,547
*	Gold Kist, Inc.	600	12,096
	Golden Enterprises, Inc.	1,328	4,250
	Great Atlantic & Pacific Tea Co., Inc.	4,200	96,306
*	Green Mountain Coffee, Inc.	500	19,285
*	Griffin Land & Nurseries, Inc. Class A	329	10,136
*	Hain Celestial Group, Inc.	3,800	89,490
	Heinz (H.J.) Co.	7,400	309,616
*	Hines Horticulture, Inc.	2,100	4,116
	Hormel Foods Corp.	5,720	209,638
	Ingles Market, Inc. Class A	511	13,082
*	Integrated Biopharma, Inc.	500	3,980
	Inter Parfums, Inc.	1,500	24,345
	J & J Snack Foods Corp.	1,900	60,173
	J. M. Smucker Co.	5,400	262,602
*	Katy Industries, Inc.	519	1,142
	Kellogg Co.	9,000	456,300
	Kimberly-Clark Corp.	10,100	641,350
#	Kraft Foods, Inc.	15,530	526,622
	Lancaster Colony Corp.	2,700	119,178
	Lance, Inc.	2,300	52,463
* #	Lifeway Foods, Inc.	800	5,776
	Loews Corp. - Carolina Group	3,100	177,506
	Longs Drug Stores Corp.	3,700	168,091
#	Mannatech, Inc.	1,800	26,064
	Marsh Supermarkets, Inc. Class A	100	1,106
	Marsh Supermarkets, Inc. Class B	434	4,796
*	Maui Land & Pineapple Co., Inc.	800	27,320
	McCormick & Co., Inc.	3,810	138,760
	McCormick & Co., Inc. Voting Common	400	14,500
*	Medifast, Inc.	670	7,980
	MGP Ingredients, Inc.	1,250	30,112

13

	Molson Coors Brewing Co.	4,610	324,083
#	Nash Finch Co.	400	9,140
	National Beverage Corp.	2,900	40,774
*	Natrol, Inc.	100	162
*	Natural Alternatives International, Inc.	600	5,646
* #	Natural Health Trends Corp.	300	924
	Nature’s Sunshine Products, Inc.	200	2,360
*	NBTY, Inc.	6,200	197,532
	Nu Skin Enterprises, Inc. Class A	4,400	76,208
	Oil-Dri Corp. of America	500	8,925
*	Omega Protein Corp.	1,400	9,226
* #	Parlux Fragrances, Inc.	1,000	5,960
*	Pathmark Stores, Inc.	4,800	46,608
*	Peet’s Coffee & Tea, Inc.	1,100	27,731
	Pepsi Bottling Group, Inc.	16,750	586,417
	PepsiAmericas, Inc.	12,510	287,605
	PepsiCo, Inc.	37,930	2,476,070
*	Performance Food Group Co.	3,600	88,596
	Pilgrim’s Pride Corp.	6,700	163,212
*	Playtex Products, Inc.	4,800	63,120
*	PriceSmart, Inc.	3,000	38,760
	Procter & Gamble Co.	97,360	6,026,584
*	Pyramid Breweries, Inc.	1,036	2,455
	Ralcorp Holdings, Inc.	2,400	118,728
*	Redhook Ale Brewery, Inc.	900	3,501
	Reliv International, Inc.	500	4,235
* #	Revlon, Inc.	13,067	16,987
#	Reynolds American, Inc.	8,600	559,602
*	Rite Aid Corp.	50,900	220,906
	Rocky Mountain Chocolate Factory, Inc.	288	4,018
	Ruddick Corp.	4,600	118,634
#	Safeway, Inc.	28,630	885,526
*	San Filippo (John B.) & Son, Inc.	800	9,800
	Sanderson Farms, Inc.	1,900	59,394
	Sara Lee Corp.	17,500	291,025
*	Schiff Nutrition International, Inc.	1,640	11,824
*	Seneca Foods Corp. Class A	373	9,250
*	Seneca Foods Corp. Class B	200	4,792
*	Smart & Final Food, Inc.	3,000	49,710
*	Smithfield Foods, Inc.	10,640	319,519
	Spartan Stores, Inc.	2,101	37,881
*	Spectrum Brands, Inc.	2,300	18,308
*	Star Scientific, Inc.	5,600	12,544
	Supervalu, Inc.	14,948	426,915
#	Sysco Corp.	13,800	433,182
	Tasty Baking Co.	800	6,312
	The Hershey Co.	4,000	215,840
	The Kroger Co.	15,100	359,531
	The Topps Co., Inc.	4,000	34,920
*	Tofutti Brands, Inc.	100	290
	Tootsie Roll Industries, Inc.	3,345	97,038
	Tyson Foods, Inc. Class A	16,200	238,626
*	United Natural Foods, Inc.	3,300	95,865
	United-Guardian, Inc.	300	2,445
	Universal Corp.	2,300	88,849

14

* #	USANA Health Services, Inc.	700	31,332
#	UST, Inc.	4,600	243,156
#	Vector Group, Ltd.	3,615	62,431
	Village Super Market, Inc.	99	6,469
*	Vita Food Products, Inc.	258	774
#	Walgreen Co.	23,200	1,147,472
	Wal-Mart Stores, Inc.	95,800	4,284,176
	WD-40 Co.	1,200	41,700
	Weis Markets, Inc.	2,800	110,628
	Whole Foods Market, Inc.	3,300	176,946
* #	Wild Oats Markets, Inc.	2,300	37,582
	Wrigley (Wm.) Jr. Co.	3,925	182,198
Total Consumer Staples			40,983,069

Energy — (7.4%)
*	Abraxas Petroleum Corp.	2,500	10,250
	Adams Resources & Energy, Inc.	300	11,727
*	Allis-Chalmers Energy, Inc.	1,400	25,830
*	Alpha Natural Resources, Inc.	100	1,813
*	American Oil & Gas, Inc.	1,800	11,592
	Anadarko Petroleum Corp.	14,440	677,380
	Apache Corp.	10,930	713,510
#	Arch Coal, Inc.	4,100	134,275
*	Arena Resources, Inc.	500	19,300
*	Atlas America, Inc.	1,250	57,487
*	ATP Oil & Gas Corp.	1,300	50,830
*	Atwood Oceanics, Inc.	2,400	103,200
	Baker Hughes, Inc.	7,750	551,645
	Barnwell Industries, Inc.	670	14,901
	Berry Petroleum Corp. Class A	3,400	106,182
	BJ Services Co.	9,500	325,945
*	Bolt Technology Corp.	470	8,342
*	Boots & Coots International Well Control, Inc.	2,000	3,600
*	Brigham Exploration Co.	2,650	18,629
*	Bristow Group, Inc.	500	18,655
	Cabot Oil & Gas Corp.	4,200	214,452
*	Callon Petroleum Co.	700	10,829
*	Cameron International Corp.	4,400	210,804
#	CARBO Ceramics, Inc.	1,400	55,916
*	Carrizo Oil & Gas, Inc.	2,000	55,720
*	Cheniere Energy, Inc.	2,700	88,830
	Chesapeake Energy Corp.	26,310	830,607
	Chevron Corp.	73,360	4,724,384
	Cimarex Energy Co.	8,140	311,762
	CKX Lands, Inc.	144	1,809
*	Clayton Williams Energy, Inc.	900	29,502
*	CNX Gas Corp.	4,500	116,145
*	Comstock Resources, Inc.	4,410	126,832
	ConocoPhillips	54,603	3,463,468
#	CONSOL Energy, Inc.	5,700	207,879
*	Contango Oil & Gas Co.	1,200	15,960
	Crosstex Energy, Inc.	500	46,100
*	Dawson Geophysical Co.	870	23,777
*	Delta Petroleum Corp.	4,681	97,833
*	Denbury Resources, Inc.	7,300	226,373

15

	Diamond Offshore Drilling, Inc.	3,700	268,176
* #	Dresser-Rand Group, Inc.	6,200	126,790
*	Dril-Quip, Inc.	1,500	115,185
* #	Dune Energy, Inc.	4,300	5,977
*	Edge Petroleum Corp.	1,100	20,757
	El Paso Corp.	21,890	317,843
*	Encore Acquisition Co.	5,500	148,775
*	Endeavour International Corp.	2,700	7,884
*	Energy Partners, Ltd.	3,000	74,850
#	ENSCO International, Inc.	10,600	473,714
	EOG Resources, Inc.	6,100	395,402
	Exxon Mobil Corp.	143,025	9,678,502
*	FMC Technologies, Inc.	3,200	188,224
*	Forest Oil Corp.	6,210	210,333
	Foundation Coal Holdings, Inc.	200	7,184
#	Frontier Oil Corp.	5,000	163,500
* #	FX Energy, Inc.	1,700	9,180
* #	Gasco Energy, Inc.	3,800	11,096
*	Giant Industries, Inc.	1,500	122,550
* #	GMX Resources, Inc.	731	23,290
*	Goodrich Petroleum Corp.	1,100	34,848
*	Grant Prideco, Inc.	3,800	157,814
*	Grey Wolf, Inc.	13,100	95,761
	Gulf Island Fabrication, Inc.	1,400	37,898
*	Gulfmark Offshore, Inc.	2,100	63,735
*	Gulfport Energy Corp.	2,600	33,410
#	Halliburton Co.	24,180	788,752
*	Hanover Compressor Co.	9,820	184,812
*	Harvest Natural Resources, Inc.	3,900	49,881
* #	Helix Energy Solutions Group, Inc.	5,366	206,376
	Helmerich & Payne, Inc.	9,700	237,941
	Hess Corp.	9,300	425,754
	Holly Corp.	2,864	131,228
*	Hornbeck Offshore Services, Inc.	2,700	90,747
*	Houston Exploration Co.	2,200	141,130
	Hugoton Royalty Trust	315	8,902
*	Hydril Co.	1,600	104,720
*	Infinity, Inc.	900	3,798
* #	Input/Output, Inc.	7,816	77,926
* #	KFX, Inc.	6,300	100,926
	Kinder Morgan, Inc.	3,200	333,952
*	Lone Star Technologies, Inc.	3,000	135,990
	Lufkin Industries, Inc.	1,210	76,230
	Marathon Oil Corp.	12,010	1,002,835
*	Mariner Energy, Inc.	8,923	168,645
	Maritrans, Inc.	1,220	30,195
	MarkWest Hydrocarbon, Inc.	550	14,800
#	Massey Energy Co.	5,600	141,344
* #	Matrix Service Co.	1,900	25,061
*	Maverick Tube Corp.	2,100	134,967
* #	McMoran Exploration Co.	2,200	40,920
*	Meridian Resource Corp.	6,600	22,176
*	Metretek Technologies, Inc.	870	9,927
*	Mexco Energy Corp.	111	706
*	Mitcham Industries, Inc.	700	9,170

16

#	Murphy Oil Corp.	13,650	667,621
*	NATCO Group, Inc. Class A	1,200	43,836
* #	National-Oilwell, Inc.	11,650	760,745
*	Natural Gas Services Group	800	11,368
* #	Newfield Exploration Co.	9,620	415,969
*	Newpark Resources, Inc.	6,800	37,672
	Noble Energy, Inc.	12,950	639,989
*	NS Group, Inc.	1,700	77,384
	Occidental Petroleum Corp.	28,324	1,444,241
*	Oceaneering International, Inc.	4,000	143,880
*	Oil States International, Inc.	4,810	153,728
*	OMNI Energy Services Corp.	800	7,128
	Overseas Shipholding Group, Inc.	3,910	260,797
	Panhandle Royalty Co.	400	7,480
*	Parallel Petroleum Corp.	1,600	38,368
*	Parker Drilling Co.	6,100	43,310
	Patterson-UTI Energy, Inc.	6,600	180,840
	Peabody Energy Corp.	6,300	277,641
	Penn Virginia Corp.	1,470	104,355
*	Petrohawk Energy Corp.	15,550	173,382
*	Petroleum Development Corp.	1,200	51,240
*	PetroQuest Energy, Inc.	3,400	40,902
*	PHI, Inc.	200	6,600
*	PHI, Inc. Non-Voting	1,300	40,625
*	Pioneer Drilling Co.	2,900	40,861
	Pioneer Natural Resources Co.	9,507	396,537
* #	Plains Exploration & Production Co.	5,900	259,659
	Pogo Producing Co.	5,410	240,258
*	Pride International, Inc.	12,040	312,197
* #	Quicksilver Resources, Inc.	5,100	191,862
	Range Resources Corp.	9,000	251,820
* #	Rentech, Inc.	6,400	33,536
	Rowan Companies, Inc.	7,620	260,604
*	Royale Energy, Inc.	400	1,904
	RPC, Inc.	3,000	61,320
*	SEACOR Holdings, Inc.	2,400	208,872
	Smith International, Inc.	6,400	268,608
* #	Southwestern Energy Co.	6,080	208,848
	St. Mary Land & Exploration Co.	4,200	171,360
*	Stone Energy Corp.	1,500	66,255
* #	SulphCo, Inc.	4,400	29,348
	Sunoco, Inc.	4,800	345,168
*	Superior Energy Services, Inc.	6,000	191,580
*	Swift Energy Corp.	3,100	135,656
*	Syntroleum Corp.	1,800	8,604
#	Tesoro Petroleum Corp.	5,010	323,696
*	Teton Energy Corp.	1,200	6,576
*	TETRA Technologies, Inc.	3,400	94,554
*	TGC Industries, Inc.	715	6,521
	The Williams Companies, Inc.	13,410	330,288
	Tidewater, Inc.	5,600	266,616
*	Todco Class A	200	7,406
* #	Toreador Resources Corp.	1,100	23,221
* #	Transmeridian Exploration, Inc.	3,600	18,360
*	TransMontaigne, Inc.	1,100	12,474

17

*	Trico Marine Services, Inc.	1,500	53,805
* #	Tri-Valley Corp.	1,100	7,029
*	Unit Corp.	4,500	237,195
*	Universal Compression Holdings, Inc.	3,000	163,290
	USEC, Inc.	8,420	85,126
*	VAALCO Energy, Inc.	3,400	27,948
	Valero Energy Corp.	20,330	1,166,942
*	Veritas DGC, Inc.	2,700	160,839
	W&T Offshore, Inc.	200	6,418
*	Warren Resources, Inc.	100	1,447
*	Warrior Energy Service Corp.	900	17,190
*	Westmoreland Coal Co.	344	7,823
*	W-H Energy Services, Inc.	2,300	116,081
*	Whiting Petroleum Corp.	3,800	171,000
*	Whittier Energy Corp.	1,100	7,590
	World Fuel Services Corp.	2,062	74,314
	XTO Energy, Inc.	9,400	430,238
Total Energy			44,354,509

Financials — (19.6%)
*	1st Constitution Bancorp	410	7,585
	1st Independence Financial Group, Inc.	200	3,460
	1st Source Corp.	1,991	59,630
	21st Century Holding Co.	688	10,643
	21st Century Insurance Group	8,740	131,362
	A.G. Edwards, Inc.	5,500	290,510
	Abigail Adams National Bancorp, Inc.	389	5,464
	Access National Corp.	700	6,370
* #	Accredited Home Lenders Holding Co.	2,200	70,246
*	ACE Cash Express, Inc.	1,500	44,415
	Advanta Corp. Class A	1,000	30,750
	Advanta Corp. Class B Non-Voting	1,900	64,334
*	Aether Holdings, Inc.	2,000	11,920
* #	Affiliated Managers Group, Inc.	2,500	231,325
	AFLAC, Inc.	15,700	707,599
	Alabama National Bancorporation	1,900	128,839
	Alfa Corp.	7,764	131,212
*	Allegheny Corp.	710	200,255
#	Alliance Financial Corp.	365	11,680
	Allstate Corp.	19,900	1,153,006
	AMBAC Financial Group, Inc.	7,210	624,314
	Amcore Financial, Inc.	2,600	78,130
	Ameriana Bancorp	400	5,416
	American Bancorp of New Jersey, Inc.	1,600	19,120
	American Capital Strategies, Ltd.	9,420	364,837
	American Equity Investment Life Holding Co.	4,950	57,271
	American Express Co.	28,330	1,488,458
	American Financial Group, Inc.	6,843	319,705
*	American Independence Corp.	761	8,371
	American International Group, Inc.	64,840	4,138,089
	American National Bankshares, Inc.	624	14,739
	American National Insurance Co.	2,537	291,856
*	American Physicians Capital, Inc.	300	14,799
	American River Bankshares	505	13,029
	American West Bancorporation	1,200	26,544

18

*	AmeriCredit Corp.	12,900	303,021
	Ameriprise Financial, Inc.	16,652	761,496
	Ameris Bancorp	1,300	34,164
*	AmeriServe Financial, Inc.	2,436	11,571
	AmerUs Group Co.	3,000	203,400
	AmSouth Bancorporation	13,001	372,479
	Anchor Bancorp Wisconsin, Inc.	2,115	61,800
	AON Corp.	22,800	788,196
*	Argonaut Group, Inc.	2,800	86,100
	Arrow Financial Corp.	1,103	29,759
*	Asset Acceptance Capital Corp.	1,900	28,101
	Associated Banc-Corp	9,430	297,422
	Assurant, Inc.	9,230	474,883
	ASTA Funding, Inc.	900	29,745
	Astoria Financial Corp.	9,700	297,790
*	Atlantic American Corp.	1,832	4,928
	Atlantic Coast Federal Corp.	1,329	23,337
	Baldwin & Lyons, Inc. Class A	227	5,702
	Baldwin & Lyons, Inc. Class B	1,317	32,253
	BancFirst Corp.	1,600	75,792
	Bancorp Rhode Island, Inc.	500	20,765
	BancorpSouth, Inc.	7,600	213,256
*	Bancshares of Florida, Inc.	829	17,865
	Bank Mutual Corp.	6,020	74,106
	Bank of America Corp.	142,100	7,313,887
	Bank of Commerce Holdings	868	8,897
	Bank of Granite Corp.	1,500	32,640
	Bank of Hawaii Corp.	3,800	185,516
	Bank of New York Co., Inc.	24,400	823,500
	Bank of the Ozarks, Inc.	1,000	31,920
	BankAtlantic Bancorp, Inc. Class A	5,700	80,199
	BankFinancial Corp.	956	16,673
	BankUnited Financial Corp. Class A	3,600	92,772
	Banner Corp.	200	8,284
	Bar Harbor Bankshares	200	5,798
	BB&T Corp.	17,360	743,008
*	Beach First National Bancshares, Inc.	400	10,240
	Bear Stearns Companies, Inc.	3,900	508,365
	Berkley (W.R.) Corp.	12,200	427,000
	Berkshire Bancorp, Inc.	300	4,680
	Berkshire Hills Bancorp, Inc.	900	33,588
	Beverly Hills Bancorp, Inc.	2,134	17,520
*	BFC Financial Corp.	2,200	12,342
	Blackrock, Inc.	700	91,105
*	BNCCORP, Inc.	200	2,380
	BOK Financial Corp.	6,488	337,376
	Boston Private Financial Holdings, Inc.	3,500	87,360
	Bristol West Holdings, Inc.	3,110	45,810
	Brooke Corp.	600	7,206
#	Brookline Bancorp, Inc.	5,917	78,992
	Brown & Brown, Inc.	4,600	137,724
*	Brunswick Bancorp	200	2,598
	Bryn Mawr Bank Corp.	700	15,645
	BWC Financial Corp.	208	8,513
	C&F Financial Corp.	200	7,744

19

	Cadence Financial Corp.	1,100	22,660
	California First National Bancorp	1,006	14,738
	Camco Financial Corp.	900	11,889
	Camden National Corp.	600	26,100
	Capital Bank Corp.	1,200	19,932
#	Capital City Bank Group, Inc.	1,643	52,822
	Capital Corp. of the West	800	27,048
*	Capital Crossing Bank	300	8,043
	Capital One Financial Corp.	9,830	718,573
	Capital Southwest Corp.	275	30,060
	Capital Title Group, Inc.	1,300	10,101
	Capitol Bancorp, Ltd.	1,600	67,472
	Capitol Federal Financial	5,100	173,094
	Cardinal Financial Corp.	2,500	27,775
	Carrollton Bancorp	200	3,515
	Carver Bancorp, Inc.	200	3,348
	Cash America International, Inc.	2,600	95,862
*	Cash Systems, Inc.	700	4,543
	Cathay General Bancorp	4,600	171,534
	Center Bancorp, Inc.	1,300	20,605
	Center Financial Corp.	1,200	29,280
	Centerstate Banks of Florida, Inc.	1,200	24,432
	Central Bancorp, Inc.	62	1,893
	Central Pacific Financial Corp.	3,165	114,541
	Central Virginia Bankshares, Inc.	210	5,642
*	Centrue Financial Corp.	200	4,598
	Century Bancorp, Inc. Class A	100	2,525
	CFS Bancorp, Inc.	1,100	16,500
	Charter Financial Corp.	1,332	52,201
	Chemical Financial Corp.	2,500	73,800
	Chittenden Corp.	4,610	132,998
	Chubb Corp.	13,420	673,147
	Cincinnati Financial Corp.	12,330	575,318
	CIT Group, Inc.	13,540	610,112
	Citigroup, Inc.	158,945	7,843,936
#	Citizens Banking Corp.	4,300	108,360
	Citizens First Bancorp, Inc.	834	19,724
	Citizens Holding Co.	500	10,737
	Citizens South Banking Corp.	600	8,298
* #	Citizens, Inc.	4,570	24,312
	City Holding Co.	1,600	63,008
	City National Corp.	4,800	315,840
	Clark, Inc.	300	3,873
	Clifton Savings Bancorp, Inc.	3,110	34,023
*	CNA Financial Corp.	18,150	629,260
*	CNA Surety Corp.	4,443	88,416
	CNB Financial Corp.	900	12,402
	CoBiz, Inc.	1,600	36,448
	Codorus Valley Bancorp, Inc.	210	4,063
	Cohen & Steers, Inc.	1,800	51,498
*	Colonial Bankshares, Inc.	341	4,382
	Colony Bankcorp, Inc.	300	5,955
	Columbia Bancorp	730	18,067
	Columbia Banking System, Inc.	1,600	50,048
	Comerica, Inc.	11,600	664,100

20

	Comm Bancorp, Inc.	200	8,276
#	Commerce Bancorp, Inc.	7,650	254,821
	Commerce Bancshares, Inc.	4,755	238,321
	Commerce Group, Inc.	6,500	193,635
	Commercial Bancshares, Inc.	500	17,635
	Commercial Capital Bancorp, Inc.	200	3,178
	Commercial National Financial Corp.	300	5,997
	Commonwealth Bankshares, Inc.	440	11,766
	Community Bancorp, Inc.	500	19,525
	Community Bank System, Inc.	3,010	65,829
	Community Banks, Inc.	2,475	64,647
	Community Bankshares, Inc.	500	8,450
	Community Capital Corp.	300	6,450
	Community Central Bank Corp.	94	1,006
	Community Trust Bancorp, Inc.	1,600	61,472
	Community West Bancshares	500	7,812
#	Compass Bancshares, Inc.	5,430	314,940
* #	CompuCredit Corp.	4,800	139,920
*	Conseco, Inc.	14,600	302,220
*	Consumer Portfolio Services, Inc.	2,400	14,232
	Cooperative Bankshares, Inc.	650	12,220
#	Corus Bankshares, Inc.	5,400	117,774
	Countrywide Financial Corp.	20,200	682,760
*	Cowlitz Bancorporation	473	7,970
	Crawford & Co. Class A	2,215	15,837
	Crawford & Co. Class B	2,630	20,803
	Cullen Frost Bankers, Inc.	4,100	241,736
	CVB Financial Corp.	5,675	84,784
*	Dearborn Bancorp, Inc.	584	13,925
	Delphi Financial Group, Inc. Class A	4,215	163,879
	Delta Financial Corp.	2,500	22,475
	Desert Community Bank	600	11,040
	Dime Community Bancshares	3,700	52,873
	Donegal Group, Inc. Class A	1,900	35,321
	Donegal Group, Inc. Class B	466	7,794
#	Downey Financial Corp.	2,800	171,892
*	E*TRADE Financial Corp.	27,130	639,997
	East West Bancorp, Inc.	4,400	178,200
	Eaton Vance Corp.	5,600	148,904
	EMC Insurance Group, Inc.	900	26,379
*	Empire Financial Holding Co.	700	2,121
*	Encore Capital Group, Inc.	1,000	11,640
	Enterprise Financial Services Corp.	700	20,643
	Erie Indemnity Co.	4,400	224,576
	ESB Financial Corp.	1,273	14,512
	Evans Bancorp, Inc.	200	4,100
	Exchange National Bancshares, Inc.	338	10,309
*	EZCORP, Inc. Class A Non-Voting	1,000	39,270
	F.N.B. Corp.	6,100	99,857
	FBL Financial Group, Inc. Class A	2,870	95,169
	Federal Agriculture Mortgage Corporation Class C	900	25,245
	Federal Home Loan Mortgage Corporation	19,870	1,263,732
	Federal National Mortgage Association	23,310	1,227,271
	Federal Trust Corp.	936	9,940
	Federated Investors, Inc.	3,800	127,224

21

	Fidelity Bancorp, Inc.	200	3,714
	Fidelity Bankshares, Inc.	1,600	60,624
	Fidelity National Financial, Inc.	12,350	496,840
#	Fidelity National Title Group, Inc.	455	9,173
	Fidelity Southern Corp.	1,000	18,150
	Fifth Third Bancorp	18,000	708,120
	Financial Federal Corp.	2,660	69,692
	Financial Institutions, Inc.	1,200	29,976
*	First Acceptance Corp.	4,800	56,928
	First Albany Companies, Inc.	1,100	3,883
	First American Corp.	6,600	268,092
	First Bancorp	1,524	31,547
	First Bancorp of Indiana, Inc.	96	1,819
	First Bancshares, Inc.	200	3,254
	First Busey Corp.	1,800	38,790
*	First Cash Financial Services, Inc.	2,400	49,992
	First Charter Corp.	3,200	77,728
	First Citizens BancShares, Inc.	800	156,640
	First Commonwealth Financial Corp.	7,065	90,856
	First Community Bancorp	2,515	134,829
	First Community Bancshares, Inc.	1,200	40,860
	First Defiance Financial Corp.	700	19,103
	First Federal Bancshares of Arkansas, Inc.	500	11,502
	First Federal Bancshares, Inc.	93	1,703
	First Federal Bankshares, Inc.	300	6,489
	First Federal of Northern Michigan Bancorp, Inc.	300	2,910
	First Financial Bancorp	2,100	32,550
	First Financial Bankshares, Inc.	1,300	50,505
	First Financial Corp.	1,200	39,648
	First Financial Holdings, Inc.	1,200	41,448
	First Financial Service Corp.	452	13,936
	First Franklin Corp.	197	3,171
	First Horizon National Corp.	8,857	338,160
	First Indiana Corp.	1,725	42,176
	First Keystone Financial, Inc.	170	3,170
	First M&F Corp.	856	15,545
#	First Marblehead Corp.	4,400	231,000
*	First Mariner Bancorp, Inc.	700	13,300
	First Merchants Corp.	1,800	43,866
	First Midwest Bancorp, Inc.	3,500	130,725
	First Mutual Bancshares, Inc.	500	13,995
	First National Lincoln Corp.	759	13,282
	First Niagara Financial Group, Inc.	11,240	168,150
	First PacTrust Bancorp, Inc.	450	12,721
	First Place Financial Corp.	1,600	37,648
*	First Regional Bancorp	1,200	33,900
	First Republic Bank	2,700	115,074
#	First South Bancorp, Inc.	850	27,931
	First State Bancorporation	1,800	46,062
	First United Corp.	515	11,114
	First West Virginia Bancorp, Inc.	200	3,905
	Firstbank Corp.	705	16,849
	FirstBank NW Corp.	400	11,356
*	FirstCity Financial Corp.	1,152	12,027
*	FirstFed Financial Corp.	1,700	86,462

22

	FirstMerit Corp.	7,900	181,779
	Flag Financial Corp.	1,645	41,059
	Flagstar Bancorp, Inc.	6,400	93,056
	Flushing Financial Corp.	2,200	38,566
	FMS Financial Corp.	450	7,582
	FNB Corp. VA	700	24,766
	FNB Financial Services Corp.	770	11,034
	FNB United Corp.	1,125	20,306
*	FPIC Insurance Group, Inc.	400	16,496
*	Franklin Bank Corp.	2,400	47,712
*	Franklin Credit Management Corp.	600	4,269
	Franklin Resources, Inc.	5,600	551,096
	Fremont General Corp.	5,830	83,252
	Frontier Financial Corp.	2,200	89,958
	Fulton Financial Corp.	16,660	278,222
	Gallagher (Arthur J.) & Co.	7,300	195,640
	GAMCO Investors, Inc.	250	9,582
	Gateway Financial Holdings, Inc.	1,263	18,301
	GB&T Bancshares, Inc.	1,300	27,378
	Genworth Financial, Inc.	800	27,544
	German American Bancorp, Inc.	1,200	16,320
	Glacier Bancorp, Inc.	2,200	71,456
	Golden West Financial Corp.	6,410	483,891
	Gouverneur Bancorp, Inc.	200	2,800
	Great American Financial Resources, Inc.	4,637	97,099
*	Great Lakes Bancorp, Inc.	1,094	17,384
	Great Pee Dee Bancorp, Inc.	62	914
	Great Southern Bancorp, Inc.	1,300	36,231
*	Greater Atlantic Financial Corp.	297	1,366
	Greater Bay Bancorp	5,100	145,197
	Greater Community Bancorp	711	10,843
	Greene County Bancshares, Inc.	900	30,627
#	Greenhill & Co., Inc.	1,400	77,042
*	Greenville First Bancshares, Inc.	220	4,239
	GS Financial Corp.	400	6,750
	Guaranty Federal Bancshares, Inc.	200	5,710
	Habersham Bancorp	200	4,900
	Hancock Holding Co.	2,500	129,600
	Hanmi Financial Corp.	5,010	97,795
	Hanover Insurance Group, Inc.	4,710	209,595
	Harbor Florida Bancshares, Inc.	1,300	57,577
	Harleysville Group, Inc.	3,200	115,168
	Harleysville National Corp.	2,730	56,429
	Harleysville Savings Financial Corp.	400	6,756
	Harrington West Financial Group, Inc.	500	8,140
	Hartford Financial Services Group, Inc.	9,530	818,246
	HCC Insurance Holdings, Inc.	10,700	347,643
	Heartland Financial USA, Inc.	1,700	45,781
	Heritage Commerce Corp.	1,200	28,116
	Heritage Financial Corp.	601	16,389
	HF Financial Corp.	420	6,917
	Hilb Rogal Hamilton Co.	3,400	147,118
	Hingham Institution for Savings	200	7,698
	HMN Financial, Inc.	414	14,875
	Home Federal Bancorp	302	8,012

23

	HopFed Bancorp, Inc.	358	5,853
	Horace Mann Educators Corp.	2,600	47,736
	Horizon Financial Corp.	1,000	29,940
	Hudson City Bancorp, Inc.	41,130	537,158
#	Huntington Bancshares, Inc.	16,960	405,683
	IBERIABANK Corp.	900	52,470
	IBT Bancorp, Inc.	200	8,460
	Independence Holding Co.	1,456	29,251
	Independent Bank Corp. MA	1,600	54,640
	Independent Bank Corp. MI	2,281	57,269
#	IndyMac Bancorp, Inc.	6,800	265,880
	Infinity Property & Casualty Corp.	2,000	75,900
	Integra Bank Corp.	1,800	46,476
	Interchange Financial Services Corp.	1,200	27,204
	International Bancshares Corp.	6,100	173,911
*	Intervest Bancshares Corp.	600	25,212
*	Investment Technology Group, Inc.	3,300	152,493
	Investors Capital Holdings, Ltd.	600	2,574
#	Investors Financial Services Corp.	5,000	231,800
	Investors Title Co.	200	8,700
	Irwin Financial Corp.	3,000	57,120
	ITLA Capital Corp.	300	15,735
	Janus Capital Group, Inc.	18,783	333,962
	Jefferies Group, Inc.	11,700	291,564
	Jefferson Bancshares, Inc.	700	9,401
	JPMorgan Chase & Co.	114,750	5,239,485
	Kearny Financial Corp.	200	2,994
	KeyCorp	13,320	490,043
	K-Fed Bancorp	1,358	21,144
*	KMG America Corp.	100	763
	KNBT Bancorp, Inc.	2,845	46,089
*	Knight Capital Group, Inc.	5,000	87,300
* #	LaBranche & Co., Inc.	800	6,640
	Lakeland Bancorp, Inc.	1,890	27,972
	Lakeland Financial Corp.	1,400	34,510
	LandAmerica Financial Group, Inc.	1,100	69,564
	Landmark Bancorp, Inc.	227	6,382
	Leesport Financial Corp.	525	11,550
	Legacy Bancorp, Inc.	900	13,635
#	Legg Mason, Inc.	6,200	565,812
	Lehman Brothers Holdings, Inc.	17,740	1,131,989
	Leucadia National Corp.	15,360	395,213
	Lincoln Bancorp	500	9,000
	Lincoln National Corp.	7,269	441,228
	LNB Bancorp, Inc.	758	13,227
	Loews Corp.	17,830	686,098
	LSB Bancshares, Inc.	797	13,509
	LSB Corp.	400	6,940
	LSB Financial Corp.	200	5,375
	M&T Bank Corp.	3,600	440,856
	Macatawa Bank Corp.	1,502	34,952
	MAF Bancorp, Inc.	3,410	140,731
	MainSource Financial Group, Inc.	1,800	30,510
*	Markel Corp.	1,000	363,330
*	MarketAxess Holdings, Inc.	100	942

24

*	Marlin Business Services, Inc.	1,200	26,820
	Marsh & McLennan Companies, Inc.	10,800	282,528
#	Marshall & Ilsley Corp.	18,113	844,609
	MASSBANK Corp.	350	11,574
	Mayflower Co-Op Bank Middleboro	118	1,506
	MB Financial, Inc.	3,522	129,970
	MBIA, Inc.	9,520	586,718
	MBT Financial Corp.	1,800	27,126
	MCG Capital Corp.	5,400	86,616
*	Meadowbrook Insurance Group, Inc.	800	8,272
	Medallion Financial Corp.	1,600	18,704
	Mellon Financial Corp.	8,900	331,347
	Mercantile Bancorp, Inc.	600	13,104
	Mercantile Bank Corp.	915	37,076
	Mercantile Bankshares Corp.	8,980	331,631
	Mercer Insurance Group, Inc.	735	17,927
	Merchants Bancshares, Inc.	700	17,080
	Merchants Group, Inc.	200	5,976
	Mercury General Corp.	5,300	266,431
	Merrill Lynch & Co., Inc.	30,450	2,238,988
	Merrill Merchants Bancshares, Inc.	206	5,304
	Meta Financial Group, Inc.	354	8,248
	MetLife, Inc.	23,790	1,309,164
	MetroCorp Bancshares, Inc.	598	18,986
	MFB Corp.	200	6,274
	MGIC Investment Corp.	5,910	342,012
	MicroFinancial, Inc.	1,200	4,056
	Mid Penn Bancorp, Inc.	410	9,906
	Midland Co.	1,931	79,943
	MidSouth Bancorp, Inc.	250	7,737
	Mid-State Bancshares	2,200	59,554
	Midwest Banc Holdings, Inc.	2,200	52,734
	MidWestOne Financial Group, Inc.	400	7,712
	Monroe Bancorp	654	10,497
	Moody’s Corp.	5,120	313,242
	Morgan Stanley	35,460	2,332,913
*	Move, Inc.	6,700	30,686
	Municipal Mortgage & Equity, L.L.C.	2,427	68,587
	MutualFirst Financial, Inc.	300	6,210
*	Nasdaq Stock Market, Inc.	4,024	114,724
	National City Corp.	20,070	694,021
	National Financial Partners Corp.	2,800	103,096
	National Penn Bancshares, Inc.	4,525	92,536
	National Security Group, Inc.	200	3,310
	National Western Life Insurance Co. Class A	300	69,090
	Nationwide Financial Services, Inc.	3,610	174,760
*	Navigators Group, Inc.	1,600	73,728
	NBT Bancorp, Inc.	3,500	81,830
*	Nelnet, Inc. Class A	3,900	116,025
	NetBank, Inc.	4,900	30,086
	New England Bancshares, Inc.	169	2,146
	New Hampshire Thrift Bancshares, Inc.	400	6,660
	New York Community Bancorp, Inc.	21,500	352,815
	NewAlliance Bancshares, Inc.	11,050	161,109
	NewMil Bancorp, Inc.	200	8,070

25

*	Newtek Business Services, Inc.	2,400	4,104
	North Bay Bancorp	342	9,446
	North Central Bancshares, Inc.	200	7,975
	North Fork Bancorporation, Inc.	12,450	341,628
	North Valley Bancorp	750	12,000
	Northeast Bancorp	200	4,120
*	Northern Empire Bancshares	1,100	25,960
	Northern Trust Corp.	9,050	506,709
	Northrim BanCorp, Inc.	525	14,359
	Northway Financial, Inc.	200	6,800
	Northwest Bancorp, Inc.	5,043	134,144
	Norwood Financial Corp.	248	7,836
	Nuveen Investments	3,300	157,542
	NYMAGIC, Inc.	900	26,631
* #	NYSE Group, Inc.	4,900	290,570
	Oak Hill Financial, Inc.	500	12,500
	OceanFirst Financial Corp.	1,200	26,232
*	Ocwen Financial Corp.	5,933	87,512
#	Odyssey Re Holdings Corp.	6,430	195,472
	Ohio Casualty Corp.	5,900	153,105
	Ohio Valley Banc Corp.	400	10,180
	Old National Bancorp	6,710	125,544
	Old Republic International Corp.	16,325	341,192
	Old Second Bancorp, Inc.	1,000	30,360
	Omega Financial Corp.	1,200	36,876
	optionsXpress Holding, Inc.	400	10,448
	PAB Bankshares, Inc.	1,000	20,500
	Pacific Capital Bancorp	4,800	134,208
	Pacific Continental Corp.	1,064	18,194
*	Pacific Mercantile Bancorp	1,200	19,860
*	Pacific Premier Bancorp, Inc.	470	5,616
	Pamrapo Bancorp, Inc.	400	7,952
#	Park National Corp.	1,200	124,332
	Parkvale Financial Corp.	499	15,409
	Partners Trust Financial Group, Inc.	4,429	48,542
	Peapack-Gladstone Financial Corp.	800	19,664
*	Penn Treaty American Corp.	2,000	15,660
	Pennfed Financial Services, Inc.	1,500	26,565
	Penns Woods Bancorp, Inc.	400	14,940
*	Pennsylvania Commerce Bancorp, Inc.	636	17,255
	Peoples Bancorp of North Carolina	406	11,031
	Peoples Bancorp, Inc. IN	370	7,104
	Peoples Bancorp, Inc. OH	1,100	33,264
	Peoples Bank CT	4,700	169,905
	Peoples Community Bancorp	400	7,600
	PFF Bancorp, Inc.	2,200	79,398
*	Philadelphia Consolidated Holding Corp.	5,200	188,032
*	Pico Holdings, Inc.	1,300	44,057
	Pinnacle Bancshares, Inc.	200	2,828
*	Pinnacle Financial Partners, Inc.	1,350	47,722
*	Piper Jaffray Companies, Inc.	200	11,716
*	PMA Capital Corp. Class A	3,302	30,874
	PMI Group, Inc.	6,510	281,492
	PNC Financial Services Group, Inc.	9,610	680,292
	Pocahontas Bancorp, Inc.	400	6,400

26

*	Portfolio Recovery Associates, Inc.	1,000	39,720
*	Premier Financial Bancorp, Inc.	500	7,200
	Presidential Life Corp.	700	16,499
	Princeton National Bancorp, Inc.	243	8,140
	Principal Financial Group, Inc.	9,220	490,873
	PrivateBancorp, Inc.	1,600	71,040
*	ProAssurance Corp.	3,200	160,960
	ProCentury Corp.	1,390	20,461
	Progressive Corp.	15,800	388,522
#	Prosperity Bancshares, Inc.	3,271	115,401
	Protective Life Corp.	6,700	308,401
	Providence Community Bancshares, Inc.	200	3,694
	Provident Bankshares Corp.	3,310	124,059
	Provident Financial Holdings, Inc.	700	21,441
	Provident Financial Services, Inc.	6,920	129,058
	Provident New York Bancorp	4,100	57,195
	Prudential Financial, Inc.	15,850	1,163,548
*	PSB Bancorp, Inc.	541	8,618
	PSB Holdings, Inc.	700	7,630
	Pulaski Financial Corp.	999	16,484
	Radian Group, Inc.	6,010	359,879
	Rainier Pacific Financial Group, Inc.	700	12,873
	Raymond James Financial, Inc.	10,300	285,516
*	Realogy Corp.	7,225	154,615
	Regions Financial Corp.	15,050	541,650
	Reinsurance Group of America, Inc.	5,700	294,576
	Renasant Corp.	1,650	50,375
	Republic Bancorp, Inc.	4,340	56,116
	Republic Bancorp, Inc. Class A	1,740	37,845
*	Republic First Bancorp, Inc.	1,060	14,013
	Resource America, Inc.	1,858	38,275
*	Rewards Network, Inc.	2,555	11,114
	Riverview Bancorp, Inc.	1,000	13,100
	RLI Corp.	2,400	117,360
	Rome Bancorp, Inc.	900	11,592
	Royal Bancshares of Pennsylvania, Inc. Class A	1,106	28,723
*	RTW, Inc.	100	1,046
	Rurban Financial Corp.	449	4,961
	S&T Bancorp, Inc.	2,400	74,568
	S.Y. Bancorp, Inc.	1,025	28,864
	SAFECO Corp.	8,420	485,918
	Salisbury Bancorp, Inc.	200	7,940
	Sanders Morris Harris Group, Inc.	1,904	26,789
	Sandy Spring Bancorp, Inc.	1,500	54,735
	SCBT Financial Corp.	800	31,136
	Schwab (Charles) Corp.	27,720	452,113
*	SCPIE Holdings, Inc.	870	20,715
*	Seabright Insurance Holdings	22	279
	Seacoast Banking Corp. of Florida	1,261	38,801
	Security Bank Corp.	1,770	39,648
*	Security National Financial Corp. Class A	700	2,877
	SEI Investments Co.	3,200	163,328
	Selective Insurance Group, Inc.	2,700	140,454
	Shore Financial Corp.	120	2,028
	Siebert Financial Corp.	1,878	5,165

27

	Sierra Bancorp	700	21,952
	Simmons First National Corp. Class A	1,500	43,230
	Sky Financial Group, Inc.	10,500	258,510
#	SLM Corp.	9,130	443,079
	South Financial Group, Inc.	7,200	194,616
#	South Street Financial Corp.	600	5,385
*	Southcoast Financial Corp.	492	10,037
	Southern Community Financial Corp.	1,905	18,555
*	Southern Connecticut Bancorp, Inc.	300	2,130
#	Southside Bancshares, Inc.	1,040	26,000
	Southwest Bancorp, Inc.	1,500	39,825
	Southwest Georgia Financial Corp.	300	5,978
	Sovereign Bancorp, Inc.	4,410	91,904
	StanCorp Financial Group, Inc.	5,100	237,507
	State Auto Financial Corp.	3,600	112,824
	State Bancorp, Inc.	900	16,686
	State Street Corp.	6,731	415,976
	Sterling Bancorp	1,720	33,420
	Sterling Bancshares, Inc.	4,110	85,241
	Sterling Financial Corp.	3,710	122,653
	Sterling Financial Corp. (PA)	2,800	62,692
	Stewart Information Services Corp.	1,100	37,521
*	Stifel Financial Corp.	1,100	35,167
	Student Loan Corp.	1,678	308,416
	Suffolk Bancorp	700	24,388
	Summit Bancshares, Inc.	700	19,852
	Summit Bank Corp.	800	12,800
* #	Sun American Bancorp	1,968	10,726
*	Sun Bancorp, Inc.	1,945	34,874
	SunTrust Banks, Inc.	12,030	919,092
*	Superior Bancorp	2,300	26,841
	Susquehanna Bancshares, Inc.	5,400	132,138
	Sussex Bancorp	200	2,874
*	SVB Financial Group	2,400	108,456
	SWS Group, Inc.	200	4,920
	Synergy Financial Group, Inc.	1,141	18,267
	Synovus Financial Corp.	13,400	389,672
#	T. Rowe Price Group, Inc.	8,160	359,530
	Taylor Capital Group, Inc.	1,200	35,292
	TCF Financial Corp.	9,200	239,844
	TD Banknorth, Inc.	15,487	458,415
	Team Financial, Inc.	400	5,800
	Teche Holding Co.	100	5,100
*	Temecula Valley Bancorp, Inc.	500	12,250
	Texas Regional Bancshares, Inc. Class A	4,170	159,586
	Texas United Bancshares, Inc.	1,034	34,298
	TF Financial Corp.	200	6,080
*	The Bancorp, Inc.	1,400	32,634
#	The Colonial BancGroup, Inc.	11,040	270,370
* #	The Enstar Group, Inc.	500	47,450
	The Goldman Sachs Group, Inc.	14,300	2,125,695
	The Phoenix Companies, Inc.	1,300	19,188
	The Savannah Bancorp, Inc.	300	10,083
	The St. Paul Travelers Companies, Inc.	22,480	986,872
	The Wilber Corp.	1,125	11,306

28

	TIB Financial Corp.	600	19,392
	TierOne Corp.	1,896	64,673
	Timberland Bancorp, Inc.	300	11,709
	Tompkins County Trustco, Inc.	950	42,617
	Torchmark Corp.	7,210	448,534
	Tower Financial Corp.	350	6,230
	Tower Group, Inc.	100	2,916
*	Tradestation Group, Inc.	2,100	30,765
	Transatlantic Holdings, Inc.	4,700	288,674
*	Triad Guaranty, Inc.	1,400	70,378
	Trico Bancshares	1,200	29,556
	TrustCo Bank Corp. NY	4,000	44,000
	Trustmark Corp.	5,386	170,036
	U.S. Bancorp	36,000	1,154,520
	UCBH Holdings, Inc.	8,800	159,632
	UMB Financial Corp.	4,400	153,428
	Umpqua Holdings Corp.	5,849	160,087
*	Unico American Corp.	100	1,051
	Union Bankshares Corp.	941	39,823
	Union Bankshares, Inc.	300	6,339
	UnionBanCal Corp.	10,240	613,376
	UnionBancorp, Inc.	476	8,692
	United Bancshares, Inc.	400	6,480
	United Bankshares, Inc.	3,900	145,353
	United Community Banks, Inc.	3,600	113,040
	United Community Financial Corp.	3,109	39,515
	United Financial Bancorp, Inc.	1,100	14,410
	United Financial Corp.	166	3,494
	United Fire & Casualty Co.	1,200	33,576
*	United PanAm Financial Corp.	1,600	27,312
#	United Security Bancshares	936	21,678
	Unitrin, Inc.	6,600	289,608
	Unity Bancorp, Inc.	575	8,815
*	Universal American Financial Corp.	5,200	79,716
	Univest Corporation of Pennsylvania	1,337	39,923
	UnumProvident Corp.	16,360	310,022
	USB Holding Co., Inc.	2,200	48,730
	Vail Banks, Inc.	499	8,448
*	Valley Bancorp	200	8,978
	Valley National Bancorp	8,860	227,259
	Vineyard National Bancorp Co.	902	24,561
*	Virginia Commerce Bancorp, Inc.	1,650	36,564
	Virginia Financial Group, Inc.	700	30,492
#	Wachovia Corp.	52,570	2,871,899
	Waddell & Reed Financial, Inc.	3,800	88,236
	Wainwright Bank & Trust Co.	630	7,119
	Washington Banking Co.	581	12,794
	Washington Federal, Inc.	8,600	191,092
	Washington Mutual, Inc.	31,800	1,332,102
*	Washington Savings Bank, FSB	786	7,074
	Washington Trust Bancorp, Inc.	1,265	33,383
	Wayne Savings Bancshares, Inc.	200	2,975
	Webster Financial Corp.	5,110	241,396
	Wells Fargo & Co.	79,400	2,759,150
	Wesbanco, Inc.	2,300	69,759

29

	Wesco Financial Corp.	620	260,741
	West Bancorporation	1,250	21,725
	West Coast Bancorp	1,100	33,594
	Westamerica Bancorporation	2,400	114,792
	Westbank Corp.	650	14,677
	Westfield Financial, Inc.	1,070	30,944
	Westwood Holdings Group, Inc.	500	9,605
	Whitney Holding Corp.	6,300	221,571
	Willow Grove Bancorp, Inc.	1,700	27,914
	Wilmington Trust Corp.	5,000	220,250
	Wilshire Bancorp, Inc.	2,173	42,221
	Wintrust Financial Corp.	2,400	120,744
*	World Acceptance Corp.	1,400	55,958
	WVS Financial Corp.	300	4,992
	Yardville National Bancorp	1,100	39,743
	Zenith National Insurance Corp.	2,750	103,950
#	Zions Bancorporation	7,610	601,114
Total Financials			116,996,813

Health Care — (10.3%)
*	Abaxis, Inc.	900	21,618
	Abbott Laboratories	35,800	1,743,460
*	Abiomed, Inc.	1,941	28,960
* #	Abraxis Bioscience, Inc.	3,600	89,568
*	Acadia Pharmaceuticals, Inc.	1,300	11,258
*	Accelrys, Inc.	400	2,200
*	Acusphere, Inc.	3,000	10,170
*	Adolor Corp.	1,900	47,405
*	Advanced Magnetics, Inc.	500	18,325
* #	Advanced Medical Optics, Inc.	5,000	240,750
*	Advancis Pharmaceutical Corp.	2,202	9,094
* #	ADVENTRX Pharmaceuticals, Inc.	5,800	21,170
	Aetna, Inc.	13,740	512,090
*	Affymetrix, Inc.	1,500	31,965
*	Air Methods Corp.	1,200	27,960
*	Akorn, Inc.	3,600	14,040
*	Albany Molecular Research, Inc.	2,100	20,580
*	Alexion Pharmaceuticals, Inc.	1,300	48,815
* #	Align Technology, Inc.	4,700	29,375
*	Alkermes, Inc.	4,000	65,400
	Allergan, Inc.	3,600	412,416
*	Alliance Imaging, Inc.	1,900	12,312
*	Allied Healthcare International, Inc.	2,700	4,941
*	Allied Healthcare Products, Inc.	900	4,500
*	Allos Therapeutics, Inc.	4,300	16,727
*	Allscripts Healthcare Solutions, Inc.	4,000	81,440
*	Alnylam Pharmaceuticals, Inc.	2,500	32,550
	Alpharma, Inc. Class A	3,310	69,311
*	Amedisys, Inc.	700	28,329
*	American Dental Partners, Inc.	1,350	22,221
*	American Medical Systems Holdings, Inc.	5,200	91,312
	American Shared Hospital Services	508	2,997
*	AMERIGROUP Corp.	4,800	151,392
	AmerisourceBergen Corp.	14,960	660,634
*	Amgen, Inc.	26,900	1,827,317

30

*	AMICAS, Inc.	4,050	13,122
*	AMN Healthcare Services, Inc.	2,600	62,400
*	Amsurg Corp.	3,000	72,210
* #	Amylin Pharmaceuticals, Inc.	3,700	167,721
	Analogic Corp.	1,300	73,879
*	Andrx Corp.	3,600	85,824
*	Anesiva, Inc.	2,000	13,740
*	Anika Therapeutics, Inc.	870	11,806
*	Antigenics, Inc.	600	1,158
*	AP Pharma, Inc.	229	325
	Applera Corp. - Applied Biosystems Group	6,270	192,176
*	Applera Corp. - Celera Genomics Group	7,810	108,715
*	Apria Healthcare Group, Inc.	1,000	20,390
*	Aradigm Corp.	500	890
*	Arena Pharmaceuticals, Inc.	4,200	51,534
*	Ariad Pharmaceuticals, Inc.	2,200	10,450
*	Arqule, Inc.	3,873	19,675
*	Array BioPharma, Inc.	3,000	25,440
	Arrhythmia Research Technology, Inc.	200	2,780
	Arrow International, Inc.	2,800	90,468
*	Arthrocare Corp.	2,000	91,220
*	Aspect Medical Systems, Inc.	500	9,660
* #	AtheroGenics, Inc.	2,100	29,400
	Atrion Corp.	200	15,092
*	ATS Medical, Inc.	2,600	6,890
* #	AVANIR Pharmaceuticals Class A	900	6,363
*	Avant Immunotherapeutics, Inc.	300	441
*	AVI BioPharma, Inc.	3,800	15,694
*	Avigen, Inc.	2,300	12,259
#	Bard (C.R.), Inc.	3,200	240,576
*	Barr Laboratories, Inc.	4,000	226,000
*	Barrier Therapeutics, Inc.	2,000	11,800
	Bausch & Lomb, Inc.	1,700	82,297
	Baxter International, Inc.	14,110	626,202
	Beckman Coulter, Inc.	4,800	262,896
	Becton Dickinson & Co.	5,600	390,320
*	Bentley Pharmaceuticals, Inc.	1,900	21,318
*	Bioanalytical Systems, Inc.	400	2,224
*	BioCryst Pharmaceuticals, Inc.	1,000	10,220
*	Bioenvision, Inc.	3,000	18,150
*	Biogen Idec, Inc.	10,850	478,919
*	Bio-Imaging Technologies, Inc.	1,100	4,268
* #	BioLase Technology, Inc.	1,000	6,540
* #	BioMarin Pharmaceutical, Inc.	4,700	78,208
#	Biomet, Inc.	6,500	212,615
*	Bio-Rad Laboratories, Inc. Class A	2,000	146,820
*	Bio-Rad Laboratories, Inc. Class B	388	28,219
*	Bio-Reference Laboratories, Inc.	700	15,799
* #	BioSante Pharmaceuticals, Inc.	600	1,308
*	BioScrip, Inc.	2,900	10,527
*	Biosite, Inc.	1,400	61,600
*	BioSphere Medical, Inc.	700	4,459
*	Bioveris Corp.	2,724	22,419
*	Boston Scientific Corp.	7,300	127,312
*	Bovie Medical Corp.	900	6,876

31

*	Bradley Pharmaceuticals, Inc.	1,710	25,325
	Bristol-Myers Squibb Co.	44,800	974,400
*	Bruker BioSciences Corp.	8,467	59,777
*	BSD Medical Corp.	1,700	7,990
*	Caliper Life Sciences, Inc.	2,005	10,466
	Cambrex Corp.	1,200	27,060
*	Candela Corp.	1,600	16,688
*	Cantel Medical Corp.	1,000	14,130
*	Capital Senior Living Corp.	600	5,754
*	Caraco Pharmaceutical Laboratories, Ltd.	2,100	23,814
*	Cardiac Science Corp.	600	4,554
	Cardinal Health, Inc.	9,530	642,513
*	Cardiotech International, Inc.	1,800	2,160
	Caremark Rx, Inc.	8,800	509,872
* #	Celgene Corp.	8,000	325,520
* #	Cell Genesys, Inc.	2,800	13,972
* #	Cell Therapeutics, Inc.	800	1,216
*	Celsion Corp.	400	1,120
* #	Centene Corp.	2,700	41,715
* #	Cephalon, Inc.	4,600	262,292
*	Cepheid, Inc.	4,000	32,600
*	Cerner Corp.	4,400	202,664
*	Cerus Corp.	1,700	11,016
*	Chad Therapeutics, Inc.	800	1,432
*	Charles River Laboratories International, Inc.	5,333	216,733
	Chemed Corp.	2,500	98,525
*	Cholestech Corp.	1,700	18,768
	Cigna Corp.	6,500	734,955
	CNS, Inc.	1,100	31,020
*	Collagenex Pharmaceuticals, Inc.	1,400	17,122
*	Columbia Laboratories, Inc.	3,300	10,197
* #	Community Health Systems, Inc.	8,400	325,584
	Computer Programs & Systems, Inc.	500	17,010
*	Conceptus, Inc.	1,200	20,700
*	Conmed Corp.	1,300	26,637
*	Connetics Corp.	2,000	21,680
	Cooper Companies, Inc.	2,500	124,950
* #	Corcept Therapeutics, Inc.	2,077	2,513
*	Cortex Pharmaceuticals, Inc.	2,000	5,980
*	Corvel Corp.	800	24,800
*	Covance, Inc.	3,700	232,619
*	Coventry Health Care, Inc.	6,600	357,984
*	Critical Therapeutics, Inc.	2,332	8,349
*	Criticare Systems, Inc.	900	3,195
*	Cross Country Healthcare, Inc.	3,100	50,902
*	CryoLife, Inc.	1,900	11,381
* #	Cubist Pharmaceuticals, Inc.	2,500	58,650
*	CuraGen Corp.	4,200	12,684
*	Curis, Inc.	1,500	1,890
*	Cutera, Inc.	1,000	23,220
*	CV Therapeutics, Inc.	900	10,125
*	Cyberonics, Inc.	400	6,512
*	Cypress Bioscience, Inc.	3,500	25,200
*	Cytogen Corp.	1,900	4,522
*	Cytomedix, Inc.	900	2,628

32

*	Cytyc Corp.	7,700	183,953
	Dade Behring Holdings, Inc.	6,600	267,234
	Datascope Corp.	1,400	46,102
*	DaVita, Inc.	2,900	169,244
*	Daxor Corp.	400	6,660
* #	Dendreon Corp.	2,500	12,075
*	Dendrite International, Inc.	2,000	20,040
	Dentsply International, Inc.	4,904	159,772
*	DepoMed, Inc.	3,400	16,422
*	Digene Corp.	900	37,485
*	Dionex Corp.	900	45,378
* #	Discovery Laboratories, Inc.	4,000	6,800
*	Discovery Partners International, Inc.	3,100	11,315
*	Diversa Corp.	2,400	22,080
*	DJO, Inc.	1,800	69,426
*	DOV Pharmaceutical, Inc.	1,000	950
*	Durect Corp.	1,100	4,004
*	DUSA Pharmaceuticals, Inc.	700	2,786
* #	Dyadic International, Inc.	1,200	6,000
*	Dyax Corp.	2,700	9,639
*	Dynavax Technologies Corp.	2,900	11,484
*	Eclipsys Corp.	2,200	37,620
*	Edwards Lifesciences Corp.	4,500	210,105
#	Eli Lilly & Co.	26,020	1,455,299
*	Elite Pharmaceuticals, Inc.	1,000	2,400
*	Embrex, Inc.	700	7,721
*	Emdeon Corp.	19,959	236,514
*	Emeritus Corp.	988	19,444
* #	Emisphere Technologies, Inc.	2,529	20,915
*	Encore Medical Corp.	5,540	35,401
* #	Encysive Pharmaceuticals, Inc.	2,400	10,584
*	Endo Pharmaceuticals Holdings, Inc.	3,800	125,514
*	Endologix, Inc.	1,800	6,984
*	Enpath Medical, Inc.	700	6,888
*	Enzo Biochem, Inc.	2,500	31,950
*	Enzon Pharmaceuticals, Inc.	3,300	26,994
*	EPIX Pharmaceuticals, Inc.	666	4,309
*	eResearch Technology, Inc.	1,400	12,194
*	etrials Worldwide, Inc.	500	1,745
* #	ev3, Inc.	3,542	53,874
*	Exact Sciences Corp.	2,400	4,584
*	Exactech, Inc.	1,300	16,380
*	Exelixis, Inc.	3,555	34,590
*	Express Scripts, Inc.	3,800	319,504
*	E-Z-EM, Inc.	976	14,435
*	Fisher Scientific International, Inc.	5,930	463,904
*	Five Star Quality Care, Inc.	2,200	22,550
*	Forest Laboratories, Inc.	7,410	370,352
*	Gene Logic, Inc.	1,100	1,914
* #	Genentech, Inc.	24,210	1,997,809
*	Genesis HealthCare Corp.	2,000	91,080
*	Genitope Corp.	2,900	8,439
*	Gen-Probe, Inc.	2,400	116,664
* #	Genta, Inc.	3,300	5,049
*	Gentiva Health Services, Inc.	2,665	48,157

33

*	Genzyme Corp.	5,710	378,173
* #	Geron Corp.	2,200	15,444
*	Gilead Sciences, Inc.	10,740	680,916
*	Greatbatch, Inc.	2,200	53,812
*	Haemonetics Corp.	1,900	88,502
*	Halozyme Therapeutics, Inc.	2,600	7,020
*	Hana Biosciences, Inc.	1,500	11,100
*	Hanger Orthopedic Group, Inc.	700	5,033
*	Harvard Bioscience, Inc.	3,540	15,364
	HCA, Inc.	5,330	262,876
	Health Management Associates, Inc.	17,200	359,652
*	Health Net, Inc.	4,200	175,602
*	HealthExtras, Inc.	1,700	52,241
*	HealthStream, Inc.	1,788	5,185
*	HealthTronics, Inc.	3,300	21,714
*	Healthways, Inc.	1,400	72,268
*	Hemispherx Biopharma, Inc.	2,400	5,520
#	Hillenbrand Indutries, Inc.	4,500	256,815
*	Hi-Tech Pharmacal Co., Inc.	850	14,544
*	HMS Holdings Corp.	1,700	24,701
*	Hollis-Eden Pharmaceuticals, Inc.	2,500	15,800
*	Hologic, Inc.	1,900	82,042
	Hooper Holmes, Inc.	6,300	20,538
*	Horizon Health Corp.	1,500	20,535
*	Hospira, Inc.	4,655	170,513
* #	Human Genome Sciences, Inc.	9,800	110,054
*	Humana, Inc.	5,730	349,129
*	ICOS Corp.	2,800	68,824
*	ICU Medical, Inc.	900	39,609
*	Idenix Pharmaceuticals, Inc.	100	1,011
*	Idera Pharmaceuticals, Inc.	1,200	4,176
*	IDEXX Laboratories, Inc.	1,300	119,613
*	IDM Pharma, Inc.	1,204	3,034
*	I-Flow Corp.	1,710	20,623
* #	Illumina, Inc.	2,000	67,360
*	ImClone Systems, Inc.	3,900	116,610
*	Immtech International, Inc.	1,000	6,450
*	Immucor, Inc.	2,850	59,195
*	Immunicon Corp.	2,100	9,870
*	ImmunoGen, Inc.	1,500	5,505
*	Immunomedics, Inc.	3,800	8,550
*	Implant Sciences Corp.	1,200	3,084
*	Incyte Corp.	4,700	24,017
*	Indevus Pharmaceuticals, Inc.	4,300	27,176
*	Inhibitex, Inc.	100	159
*	Inovio Biomedical Corp.	2,000	5,000
*	Insmed, Inc.	1,100	1,331
*	Inspire Pharmaceuticals, Inc.	2,300	11,845
*	Integra LifeSciences Holdings	2,200	84,612
*	IntegraMed America, Inc.	654	6,193
*	Interleukin Genetics, Inc.	2,054	12,961
*	Intermagnetics General Corp.	2,250	61,268
* #	InterMune, Inc.	1,300	22,412
*	IntraLase Corp.	100	1,881
* #	Introgen Therapeutics, Inc.	1,200	4,752

34

* #	Intuitive Surgical, Inc.	1,000	94,400
	Invacare Corp.	1,500	34,815
*	Inventiv Health, Inc.	2,300	71,599
*	Inverness Medical Innovations, Inc.	3,070	103,674
*	Invitrogen Corp.	4,700	285,995
*	Iridex Corp.	800	6,624
*	IRIS International, Inc.	500	4,905
*	Isis Pharmaceuticals, Inc.	5,297	40,469
*	Isolagen, Inc.	3,110	11,103
* #	Ista Pharmaceuticals, Inc.	1,000	5,740
*	I-Trax, Inc.	2,700	8,559
*	IVAX Diagnostics, Inc.	800	1,040
	Johnson & Johnson	66,021	4,268,918
*	Kendle International, Inc.	1,100	29,062
*	Kensey Nash Corp.	900	24,372
*	Keryx Biopharmaceuticals, Inc.	3,000	41,190
	Kewaunee Scientific Corp.	600	5,109
*	Kindred Healthcare, Inc.	4,800	149,472
*	Kinetic Concepts, Inc.	3,000	94,800
*	Kos Pharmaceuticals, Inc.	3,500	171,150
*	Kosan Biosciences, Inc.	1,226	4,156
*	K-V Pharmaceutical Co. Class A	2,500	55,825
*	K-V Pharmaceutical Co. Class B	900	20,160
*	Kyphon, Inc.	1,900	68,799
* #	La Jolla Pharmaceutical Co.	3,500	13,160
* #	Laboratory Corp. of America Holdings	4,295	293,864
*	Lannet Co., Inc.	1,952	11,614
#	LCA-Vision, Inc.	900	39,627
*	Lexicon Genetics, Inc.	5,000	20,900
*	Lifecell Corp.	1,500	45,270
*	Lifecore Biomedical, Inc.	1,100	16,808
*	LifePoint Hospitals, Inc.	5,500	187,275
*	Lincare Holdings, Inc.	5,410	200,332
*	Lipid Sciences, Inc.	200	486
*	Luminex Corp.	1,300	24,713
*	Magellan Health Services, Inc.	2,700	129,789
* #	Mannkind Corp.	3,100	57,102
#	Manor Care, Inc.	4,800	250,560
* #	Martek Biosciences Corp.	3,100	93,217
*	Matria Healthcare, Inc.	1,600	43,200
*	Matrixx Initiatives, Inc.	500	8,535
*	Maxygen, Inc.	3,955	32,668
	McKesson Corp.	8,810	447,548
*	Medarex, Inc.	7,700	82,698
*	MedCath Corp.	1,900	53,580
*	Medco Health Solutions, Inc.	9,730	616,590
*	Medical Action Industries, Inc.	900	21,996
*	Medical Staffing Network Holdings, Inc.	2,935	19,342
	Medicis Pharmaceutical Corp. Class A	4,400	128,876
* #	Medimmune, Inc.	6,000	165,840
*	MEDTOX Scientific, Inc.	700	6,517
	Medtronic, Inc.	17,230	808,087
*	Memry Corp.	2,869	6,570
	Mentor Corp.	1,800	87,372
	Merck & Co., Inc.	50,990	2,067,645

35

*	Merge Technologies, Inc.	1,400	10,374
	Meridian Bioscience, Inc.	1,000	23,860
*	Merit Medical Systems, Inc.	2,300	32,246
*	Metabasis Therapeutics, Inc.	2,888	17,010
*	Metropolitan Health Networks, Inc.	3,800	8,930
*	MGI Pharma, Inc.	3,400	51,442
*	Micromet, Inc.	2,530	6,578
*	Microtek Medical Holdings, Inc.	4,800	16,704
*	Millennium Pharmaceuticals, Inc.	29,220	317,329
* #	Millipore Corp.	3,900	250,302
*	Minrad International, Inc.	1,415	5,335
*	Molecular Devices Corp.	1,800	43,218
*	Molina Healthcare, Inc.	2,000	74,080
* #	Momenta Pharmaceuticals, Inc.	1,000	15,870
*	Monogram Biosciences, Inc.	900	1,620
*	MTS Medication Technologies	300	2,085
*	Myogen, Inc.	1,800	62,640
*	Myriad Genetics, Inc.	3,070	77,640
*	Nabi Biopharmaceuticals	6,100	36,173
*	Nanogen, Inc.	2,600	5,616
* #	Nastech Pharmaceutical Co., Inc.	1,000	15,180
*	National Dentex Corp.	564	11,985
	National Healthcare Corp.	1,124	55,042
	National Home Health Care Corp.	800	8,060
*	National Medical Health Card Systems, Inc.	400	6,116
	National Research Corp.	500	12,288
*	Natus Medical, Inc.	1,100	14,388
* #	Nektar Therapeutics	3,800	66,576
*	Neogen Corp.	800	15,176
*	Neopharm, Inc.	500	2,485
*	Neose Technologies, Inc.	2,400	6,696
*	Neurocrine Biosciences, Inc.	3,000	34,770
*	Neurogen Corp.	2,400	13,512
*	Neurometric, Inc.	600	16,266
*	New Brunswick Scientific Co., Inc.	900	6,975
* #	New River Pharmaceuticals, Inc.	2,100	54,768
* #	NitroMed, Inc.	300	876
*	NMT Medical, Inc.	800	11,312
*	North American Scientific, Inc.	850	1,420
* #	Northfield Laboratories, Inc.	2,200	23,848
*	NovaMed, Inc.	2,200	17,204
* #	Novavax, Inc.	6,372	26,954
*	Noven Pharmaceuticals, Inc.	1,800	44,928
*	NPS Pharmaceuticals, Inc.	2,100	9,366
*	Nutraceutical International Corp.	1,100	15,422
*	NuVasive, Inc.	2,500	51,400
*	Nuvelo, Inc.	2,400	49,704
* #	Occulogix, Inc.	200	404
*	Odyssey Healthcare, Inc.	2,600	41,704
	Omnicare, Inc.	6,700	303,577
*	Omnicell, Inc.	1,200	21,504
* #	Onyx Pharmaceuticals, Inc.	2,300	34,753
	Option Care, Inc.	2,500	33,050
*	OraSure Technologies, Inc.	3,300	22,638
*	Orchid Cellmark, Inc.	900	2,358

36

*	Orthologic Corp.	1,400	1,988
* #	OSI Pharmaceuticals, Inc.	4,200	156,534
	Owens & Minor, Inc.	3,900	125,463
*	Oxigene, Inc.	2,700	9,585
* #	Pain Therapeutics, Inc.	1,900	15,390
* #	PainCare Holdings, Inc.	1,900	2,888
*	Palatin Technologies, Inc.	2,000	4,920
*	Palomar Medical Technologies, Inc.	700	27,790
*	Panacos Pharmaceuticals, Inc.	1,900	10,735
*	Par Pharmaceutical Companies, Inc.	2,700	48,465
*	Parexel International Corp.	2,000	66,200
*	Patterson Companies, Inc.	4,300	132,526
*	PDI, Inc.	1,600	21,104
*	PDL BioPharma, Inc.	6,700	131,990
*	Pediatric Services of America, Inc.	300	3,960
*	Pediatrix Medical Group, Inc.	3,300	151,140
*	Penwest Pharmaceuticals Co.	1,000	17,900
	PerkinElmer, Inc.	12,500	230,375
	Perrigo Co.	9,177	148,117
*	Per-Se Technologies, Inc.	3,200	72,928
	Pfizer, Inc.	220,400	6,074,224
	Pharmaceutical Products Development Service, Inc.	3,400	129,608
*	Pharmacopia Drug Discovery, Inc.	1,600	6,752
*	Pharmacyclics, Inc.	1,900	8,360
* #	Pharmanet Development Group, Inc.	1,800	35,226
*	Pharmion Corp.	3,300	61,314
*	PhotoMedex, Inc.	600	846
	PolyMedica Corp.	1,700	69,003
*	Possis Medical, Inc.	1,117	10,589
*	Pozen, Inc.	1,000	12,410
*	PRA International	100	2,598
*	PRAECIS Pharmaceuticals, Inc.	795	1,677
*	Progenics Pharmaceuticals, Inc.	1,800	40,752
*	Prospect Medical Holdings, Inc.	500	2,950
*	Providence Service Corp.	900	21,438
*	ProxyMed, Inc.	1,455	7,595
*	PSS World Medical, Inc.	5,200	100,880
	Psychemedics Corp.	200	3,330
*	Psychiatric Solutions, Inc.	4,500	144,045
*	QuadraMed Corp.	2,344	4,618
#	Quest Diagnostics, Inc.	5,600	359,968
*	Questcor Pharmaceuticals, Inc.	2,445	4,279
*	Quidel Corp.	2,750	31,460
*	Quigley Corp.	800	7,104
*	Radiation Therapy Services, Inc.	700	20,244
*	Radiologix, Inc.	700	2,660
*	Regeneration Technologies, Inc.	2,421	13,025
*	Regeneron Pharmaceuticals, Inc.	2,100	33,348
*	RegeneRx Biopharmaceuticals, Inc.	1,000	2,150
*	RehabCare Group, Inc.	1,800	26,424
* #	Renovis, Inc.	2,200	32,428
*	Repligen Corp.	2,200	7,106
*	Res-Care, Inc.	2,856	57,263
* #	ResMed, Inc.	4,600	187,128

37

*	Respironics, Inc.	5,800	214,078
*	Retractable Technologies, Inc.	2,300	8,119
*	Rigel Pharmaceuticals, Inc.	2,700	26,784
*	Rita Medical Systems, Inc.	3,300	10,494
*	Rochester Medical Corp.	400	6,226
* #	Rotech Healthcare, Inc.	1,000	1,430
*	Sangamo BioSciences, Inc.	2,500	13,825
* #	Santarus, Inc.	2,000	16,040
*	Savient Pharmaceuticals, Inc.	5,900	38,232
* #	Schein (Henry), Inc.	3,600	179,532
	Schering-Plough Corp.	33,800	708,110
*	SciClone Pharmaceuticals, Inc.	4,500	11,205
*	Sciele Pharma, Inc.	5,500	96,250
*	SCOLR Pharma, Inc.	1,500	7,500
*	Seattle Genetics, Inc.	2,200	10,164
*	Senomyx, Inc.	1,600	24,800
* #	Sepracor, Inc.	3,410	160,304
*	SeraCare Life Sciences, Inc.	700	3,780
*	Sierra Health Services, Inc.	2,300	98,670
*	Signalife, Inc.	1,300	2,860
*	Sirna Therapeutics, Inc.	3,000	16,950
	Sirona Dental Systems, Inc.	2,300	69,966
*	Solexa, Inc.	2,800	24,360
*	Sonic Innovations, Inc.	2,000	8,240
*	SonoSite, Inc.	1,200	38,076
*	Sonus Pharmaceuticals, Inc.	100	462
	Span-American Medical System, Inc.	270	3,480
*	Spectranetics Corp.	2,000	21,800
*	Spectrum Pharmaceuticals, Inc.	2,533	9,651
*	SRI/Surgical Express, Inc.	483	2,234
*	St. Jude Medical, Inc.	4,810	175,132
*	Staar Surgical Co.	2,100	14,385
*	Stereotaxis, Inc.	300	3,339
	Steris Corp.	5,310	126,272
	Stratagene Corp.	1,282	6,154
*	Strategic Diagnostics, Inc.	1,536	5,990
	Stryker Corp.	9,500	456,285
*	Sun Healthcare Group, Inc.	1,900	20,083
*	Sunrise Senior Living, Inc.	4,500	132,795
*	SuperGen, Inc.	1,900	9,253
* #	SurModics, Inc.	900	31,482
*	Symbion, Inc.	1,700	39,304
*	Symmetry Medical, Inc.	100	1,387
*	Synovis Life Technologies, Inc.	1,100	8,822
*	Tanox, Inc.	2,500	37,525
*	Techne Corp.	1,300	66,170
* #	Telik, Inc.	3,200	57,056
*	Tenet Healthcare Corp.	30,200	237,976
*	The Medicines Co.	2,200	49,632
*	Theragenics Corp.	3,100	9,641
*	Thermo Electron Corp.	11,740	460,208
*	Third Wave Technologies, Inc.	4,755	19,496
*	Thoratec Corp.	3,800	55,708
*	Titan Pharmaceuticals, Inc.	1,100	2,673
*	Triad Hospitals, Inc.	7,800	343,668

38

*	Trimeris, Inc.	900	8,397
*	TriPath Imaging, Inc.	2,800	24,556
*	Tripos, Inc.	800	1,432
*	TriZetto Group, Inc.	2,500	34,300
*	U.S. Physical Therapy, Inc.	700	10,241
*	United Surgical Partners International, Inc.	4,200	118,524
* #	United Therapeutics Corp.	1,900	103,721
	UnitedHealth Group, Inc.	22,410	1,164,200
	Universal Health Services, Inc.	4,500	254,790
*	Urologix, Inc.	600	1,806
	Utah Medical Products, Inc.	400	12,188
	Valeant Pharmaceuticals International	6,900	135,654
* #	Varian Medical Systems, Inc.	3,900	207,870
*	Varian, Inc.	2,500	116,700
*	Vascular Solutions, Inc.	800	6,520
*	VCA Antech, Inc.	3,800	134,596
*	Ventana Medical Systems, Inc.	1,800	83,952
*	Vertex Pharmaceuticals, Inc.	4,600	158,470
*	ViaCell, Inc.	100	407
*	Viasys Healthcare, Inc.	3,300	87,516
*	Vical, Inc.	2,700	15,282
*	ViroPharma, Inc.	4,400	55,044
*	VistaCare, Inc.	1,600	21,120
*	Vital Images, Inc.	800	23,488
	Vital Signs, Inc.	1,100	59,675
*	Vivus, Inc.	2,300	8,579
*	Waters Corp.	3,100	132,215
*	Watson Pharmaceuticals, Inc.	6,500	166,660
*	WellCare Health Plans, Inc.	2,900	162,632
*	WellPoint, Inc.	19,979	1,546,574
	West Pharmaceutical Services, Inc.	2,100	83,811
*	Wright Medical Group, Inc.	3,020	69,067
	Wyeth	30,920	1,505,804
*	Xenoport, Inc.	700	15,358
	Young Innovations, Inc.	661	24,008
*	Zevex International, Inc.	450	4,595
*	Zila, Inc.	3,800	11,134
* #	Zimmer Holdings, Inc.	5,800	394,400
*	Zoll Medical Corp.	900	34,119
* #	Zymogenetics, Inc.	5,300	102,502
Total Health Care			61,354,469

Industrials — (10.4%)
*	3-D Systems Corp.	1,100	17,732
#	3M Co.	17,160	1,230,372
	AAON, Inc.	1,088	26,449
*	AAR Corp.	800	17,848
*	Ablest, Inc.	300	1,935
	ABM Industries, Inc.	2,810	50,552
*	ABX Air, Inc.	2,500	13,875
*	Acco Brands Corp.	4,700	101,802
	Aceto Corp.	2,400	16,920
*	Active Power, Inc.	3,500	10,675
	Actuant Corp.	1,800	81,180
	Acuity Brands, Inc.	3,400	145,282

39

	Adesa, Inc.	7,610	168,105
	Administaff, Inc.	800	27,640
*	Aerosonic Corp.	700	5,250
*	AGCO Corp.	8,700	216,195
*	AirNet Systems, Inc.	200	636
*	Airtran Holdings, Inc.	6,700	76,715
	Alamo Group, Inc.	900	20,475
*	Alaska Air Group, Inc.	4,100	155,267
	Albany International Corp. Class A	2,710	94,633
	Alexander & Baldwin, Inc.	3,300	144,738
*	Alliant Techsystems, Inc.	2,600	198,874
*	Allied Defense Group, Inc.	500	9,495
* #	Allied Waste Industries, Inc.	26,220	271,115
	Ambassadors International, Inc.	1,000	33,460
*	Amerco, Inc.	2,200	155,914
	American Ecology Corp.	900	17,487
#	American Power Conversion Corp.	14,250	250,373
*	American Reprographics Co.	100	3,052
* #	American Science & Engineering, Inc.	700	32,172
#	American Standard Companies, Inc.	6,600	275,682
* #	American Superconductor Corp.	3,100	30,907
	American Woodmark Corp.	1,700	53,601
	Ameron International Corp.	300	21,042
	Ametek, Inc.	5,400	231,552
	Ampco-Pittsburgh Corp.	1,044	30,109
* #	AMR Corp.	6,900	142,485
	Amrep Corp.	700	30,289
*	APAC Customer Services, Inc.	4,870	13,393
	Apogee Enterprises, Inc.	2,500	37,525
	Applied Industrial Technologies, Inc.	2,100	47,481
	Applied Signal Technologies, Inc.	1,110	16,317
	ARAMARK Corp.	1,900	62,301
*	Argon ST, Inc.	2,300	59,156
	Arkansas Best Corp.	2,500	110,375
*	Armor Holdings, Inc.	3,500	185,045
* #	Arotech Corp.	457	1,042
*	Astec Industries, Inc.	2,000	47,180
*	Astronics Corp.	600	9,570
* #	ASV, Inc.	1,900	29,203
*	Avalon Holding Corp. Class A	500	2,500
	Avery Dennison Corp.	3,500	216,790
*	Aviall, Inc.	1,600	76,416
*	Axsys Technologies, Inc.	1,200	19,896
*	AZZ, Inc.	600	18,450
	Badger Meter, Inc.	1,000	26,170
*	Baker (Michael) Corp.	700	15,400
	Baldor Electric Co.	2,300	68,103
	Banta Corp.	2,100	98,805
	Barnes Group, Inc.	4,800	78,816
*	Barrett Business Services, Inc.	1,000	20,290
*	BE Aerospace, Inc.	5,200	124,072
	Boeing Co.	18,760	1,405,124
	Bowne & Co., Inc.	900	13,878
	Brady Co. Class A	3,600	137,520
	Briggs & Stratton Corp.	3,900	109,785

40

*	BTU International, Inc.	700	8,141
*	Builders FirstSource, Inc.	1,557	23,666
	Burlington Northern Santa Fe Corp.	3,800	254,410
	C&D Technologies, Inc.	2,500	19,875
	C. H. Robinson Worldwide, Inc.	5,700	261,174
* #	Capstone Turbine Corp.	5,800	11,078
	Carlisle Companies, Inc.	2,200	188,100
	Cascade Corp.	1,000	38,000
*	Casella Waste Systems, Inc. Class A	2,300	27,071
	Caterpillar, Inc.	15,750	1,045,013
*	CBIZ, Inc.	7,600	59,280
	CDI Corp.	2,000	41,900
*	Celadon Group, Inc.	1,800	33,354
	Cendant Corp.	70,642	136,339
	Central Parking Corp.	500	8,320
*	Cenveo, Inc.	3,000	63,000
* #	Ceradyne, Inc.	2,000	88,140
	Champion Industries, Inc.	1,000	6,500
*	Channell Commercial Corp.	200	626
	Chase Corp.	300	5,025
* #	ChoicePoint, Inc.	5,900	213,285
	Cintas Corp.	6,930	256,618
	CIRCOR International, Inc.	300	8,607
	Clarcor, Inc.	3,500	104,825
*	Clean Harbors, Inc.	900	37,611
*	Coinstar, Inc.	2,800	73,500
*	Columbus McKinnon Corp.	1,700	31,433
	Comfort Systems USA, Inc.	1,000	13,030
*	Commercial Vehicle Group, Inc.	2,100	41,202
*	Compudyne Corp.	700	4,053
	CompX International, Inc.	500	8,025
*	COMSYS IT Partners, Inc.	1,400	25,830
*	Consolidated Graphics, Inc.	1,500	93,270
* #	Continental Airlines, Inc.	3,900	97,851
	Con-way, Inc.	4,000	191,400
*	Copart, Inc.	6,800	190,876
*	Cornell Companies, Inc.	400	7,056
	Corporate Executive Board Co.	1,800	157,752
*	Corrections Corporation of America	3,567	224,150
*	CoStar Group, Inc.	1,300	52,364
* #	Covanta Holding Corp.	13,100	269,729
*	CPI Aerostructures, Inc.	300	1,320
*	CRA International, Inc.	1,200	53,988
	Crane Co.	4,200	167,916
*	Cross (A.T.) Co. Class A	1,083	6,747
	CSX Corp.	15,400	465,388
	Cubic Corp.	2,600	52,338
#	Cummins, Inc.	3,700	424,834
	Curtiss-Wright Corp.	4,500	139,905
#	Danaher Corp.	6,910	458,064
	Deere & Co.	7,400	577,940
	Deluxe Corp.	1,000	17,920
*	DHB Industries, Inc.	3,700	10,175
*	Diamond Management & Technology Consultants, Inc.	2,500	23,275

41

* #	Distributed Energy Systems Corp.	1,600	7,488
* #	Document Securities Systems, Inc.	500	4,525
*	Dollar Thrifty Automotive Group, Inc.	1,700	72,556
	Donaldson Co., Inc.	6,200	206,956
	Donnelley (R.R.) & Sons Co.	15,800	512,236
	Dover Corp.	13,400	651,508
	DRS Technologies, Inc.	3,705	153,276
*	Ducommun, Inc.	900	15,597
*	Dynamex, Inc.	900	19,215
*	Eagle Bulk Shipping, Inc.	3,400	53,720
	Eastern Co.	300	6,548
	Eaton Corp.	10,761	715,607
	Ecology & Environment, Inc. Class A	200	2,030
	EDO Corp.	1,800	41,994
*	EGL, Inc.	3,070	93,850
*	Electro Rent Corp.	2,500	40,275
	ElkCorp	1,500	42,255
*	EMCOR Group, Inc.	2,800	155,232
	Emerson Electric Co.	9,330	766,460
* #	Encore Wire Corp.	1,700	63,852
*	Energy Conversion Devices, Inc.	2,500	87,625
*	EnerSys	4,710	83,697
*	ENGlobal Corp.	2,000	13,940
	Ennis, Inc.	2,510	51,832
*	EnPro Industries, Inc.	2,100	66,024
*	Environmental Tectonics Corp.	871	5,566
	Equifax, Inc.	3,600	114,444
*	ESCO Technologies, Inc.	1,900	96,976
	Espey Manufacturing & Electronics Corp.	200	3,562
*	Essex Corp.	2,000	29,760
*	Esterline Technologies Corp.	2,500	87,575
* #	Evergreen Solar, Inc.	3,000	30,540
	Expeditors International of Washington, Inc.	7,200	287,064
*	Exponent, Inc.	1,694	26,020
*	ExpressJet Holdings, Inc.	5,635	39,389
*	EXX, Inc. Class A	1,100	3,355
#	Fastenal Co.	5,000	183,400
	Federal Signal Corp.	4,610	71,962
	FedEx Corp.	6,730	679,932
*	Fiberstars, Inc.	1,004	8,283
*	First Advantage Corp.	800	15,984
*	First Consulting Group, Inc.	1,920	17,242
*	Flanders Corp.	2,500	25,125
	Florida East Coast Industries, Inc.	3,100	168,702
*	Flow International Corp.	1,700	22,372
*	Flowserve Corp.	4,300	219,902
	Fluor Corp.	2,800	241,976
*	Fortune Industries, Inc.	700	3,045
	Forward Air Corp.	1,300	41,782
*	Foster (L.B.) Co. Class A	700	15,645
	Franklin Electric Co., Inc.	1,700	81,957
* #	Frontier Airlines Holdings, Inc.	800	5,552
*	Frozen Food Express Industries, Inc.	1,200	8,988
*	FTI Consulting, Inc.	3,900	87,126
* #	FuelCell Energy, Inc.	5,000	48,700

42

	G & K Services, Inc. Class A	1,900	63,042
*	Gardner Denver Machinery, Inc.	5,200	187,044
	GATX Corp.	5,100	189,261
*	Gehl Co.	1,300	33,930
	Gencorp, Inc.	3,700	50,949
*	General Cable Corp.	3,700	142,561
	General Dynamics Corp.	8,800	594,440
	General Electric Co.	238,642	8,128,147
*	Genesee & Wyoming, Inc.	3,850	95,827
*	Genlyte Group, Inc.	2,100	137,613
* #	Global Power Equipment Group, Inc.	600	1,332
	Goodrich (B.F.) Co.	8,910	347,045
	Gorman-Rupp Co.	1,200	35,700
*	GP Strategies Corp.	1,600	11,600
#	Graco, Inc.	3,000	113,400
*	Graftech International, Ltd.	7,300	39,785
	Graham Corp.	200	3,720
	Granite Construction, Inc.	2,900	155,585
	Greenbrier Companies, Inc.	1,600	44,448
*	Griffon Corp.	2,900	68,614
	Hardinge, Inc.	800	12,208
	Harland (John H.) Co.	2,000	74,720
	Harsco Corp.	2,800	222,768
*	Hawaiian Holdings, Inc.	3,800	15,010
*	Hawk Corp.	700	8,904
	Healthcare Services Group, Inc.	2,100	47,649
	Heartland Express, Inc.	6,800	109,344
#	Heico Corp.	1,200	39,756
	Heico Corp. Class A	1,370	37,100
*	Heidrick & Struggles International, Inc.	1,700	60,452
*	Henry Bros. Electronics, Inc.	465	1,669
*	Herley Industries, Inc.	1,310	17,449
	Herman Miller, Inc.	2,900	81,896
* #	Hexcel Corp.	3,600	54,072
	Hi-Shear Technology Corp.	500	4,480
	Honeywell International, Inc.	17,970	695,798
*	Hub Group, Inc. Class A	3,200	74,560
	Hubbell, Inc. Class A	700	29,911
	Hubbell, Inc. Class B	3,900	181,350
*	Hudson Highland Group, Inc.	700	7,014
#	Hunt (J.B.) Transport Services, Inc.	10,600	208,290
*	Hurco Companies, Inc.	600	15,408
*	Huttig Building Products, Inc.	2,022	9,827
*	ICT Group, Inc.	1,000	28,950
	IDEX Corp.	3,700	155,363
*	IHS, Inc.	4,130	123,941
*	II-VI, Inc.	2,300	48,461
	IKON Office Solutions, Inc.	12,600	179,550
	Illinois Tool Works, Inc.	12,920	567,188
*	Industrial Distribution Group, Inc.	300	2,535
*	Infrasource Services, Inc.	4,100	70,889
*	Innotrac Corp.	200	806
*	Innovative Solutions & Support, Inc.	1,300	19,058
*	Insituform Technologies, Inc. Class A	2,800	64,260
* #	Integrated Alarm Services Group, Inc.	2,800	10,780

43

* #	Integrated Electrical Services, Inc.	523	8,567
*	Interline Brands, Inc.	100	2,504
	International Aluminum Corp.	500	18,120
*	International Shipholding Corp.	438	5,431
	Interpool, Inc.	2,800	60,760
*	Intersections, Inc.	1,700	16,065
* #	Ionatron, Inc.	2,300	14,099
	ITT Industries, Inc.	8,000	391,600
*	Jacobs Engineering Group, Inc.	2,000	174,180
*	Jacuzzi Brands, Inc.	7,500	74,400
* #	JetBlue Airways Corp.	8,800	90,112
	JLG Industries, Inc.	7,300	127,458
#	Joy Global, Inc.	3,900	169,806
*	K&F Industries Holdings, Inc.	4,000	75,120
*	Kadant, Inc.	400	10,552
	Kaman Corp. Class A	400	7,164
*	Kansas City Southern	7,220	190,247
	Kaydon Corp.	2,001	76,258
	Kelly Services, Inc. Class A	3,300	90,123
	Kelly Services, Inc. Class B	319	8,599
*	Kenexa Corp.	1,600	40,896
	Kennametal, Inc.	3,600	189,864
*	Key Technology, Inc.	436	5,363
*	Kforce, Inc.	3,809	46,889
*	Kirby Corp.	5,500	161,315
	Knight Transportation, Inc.	6,750	116,033
	Knoll, Inc.	100	1,783
*	Korn/Ferry International	3,900	79,638
*	K-Tron International, Inc.	200	11,600
	L-3 Communications Holdings, Inc.	8,420	634,784
*	LaBarge, Inc.	1,000	10,750
*	Labor Ready, Inc.	5,100	87,363
*	Ladish Co., Inc.	1,164	40,705
	Laidlaw International, Inc.	9,400	253,800
	Landstar Systems, Inc.	2,600	111,020
	Lawson Products, Inc.	970	37,442
*	Layne Christensen Co.	1,600	48,512
*	Learning Tree International, Inc.	700	5,264
*	LECG Corp.	2,383	40,392
	Lennox International, Inc.	6,900	162,426
*	LGL Group, Inc.	300	2,355
	Lincoln Electric Holdings, Inc.	3,200	176,096
	Lindsay Manufacturer Co.	1,200	34,224
*	LMI Aerospace, Inc.	1,000	18,220
	Lockheed Martin Corp.	10,020	827,652
	LSI Industries, Inc.	2,000	36,660
*	Lydall, Inc.	200	1,706
*	M&F Worldwide Corp.	300	4,797
*	Mac-Gray Corp.	1,500	17,625
	Macquarie Infrastucture Co. Trust	100	3,250
*	Magnetek, Inc.	1,100	3,586
*	MAIR Holdings, Inc.	300	1,521
	Manpower, Inc.	6,310	372,984
*	Marten Transport, Ltd.	2,100	34,986
#	Masco Corp.	27,400	751,034

44

	McGrath Rentcorp.	2,500	57,000
*	Media Sciences International, Inc.	700	3,220
* #	Medialink Worldwide, Inc.	500	1,580
* #	Medis Technologies, Ltd.	1,400	28,042
*	Merrimac Industries, Inc.	700	6,930
*	Mesa Air Group, Inc.	3,700	29,230
	Met-Pro Corp.	1,164	14,841
*	MFRI, Inc.	500	5,090
*	Microvision, Inc.	500	650
*	Middleby Corp.	300	23,562
*	Midwest Air Group, Inc.	800	5,488
*	Miller Industries, Inc.	800	14,352
	Mine Safety Appliances Co.	2,700	95,715
*	Misonix, Inc.	500	2,040
*	Mobile Mini, Inc.	3,700	99,604
*	Modtech Holdings, Inc.	2,200	11,836
*	Monster Worldwide, Inc.	4,100	167,034
*	Moog, Inc. Class A	3,800	124,070
*	Moog, Inc. Class B	479	15,649
*	MPW Industrial Services Group, Inc.	900	2,273
	MSC Industrial Direct Co., Inc. Class A	3,767	148,269
*	MTC Technologies, Inc.	800	16,800
	Mueller Industries, Inc.	3,300	126,456
	Multi-Color Corp.	399	11,511
	NACCO Industries, Inc. Class A	700	93,471
*	Nashua Corp.	600	3,942
*	National Technical Systems, Inc.	800	5,360
*	Navigant Consulting, Inc.	5,100	100,419
*	Navistar International Corp.	6,300	144,522
*	NCI Building Systems, Inc.	2,000	108,680
*	NCO Group, Inc.	2,430	63,666
	Nordson Corp.	2,700	108,108
	Norfolk Southern Corp.	13,620	581,983
*	North America Galvanizing & Coatings, Inc.	1,000	5,300
	Northrop Grumman Corp.	11,020	736,246
*	NuCo2, Inc.	1,000	27,250
*	Odyssey Marine Exploration, Inc.	3,000	7,800
*	Old Dominion Freight Line, Inc.	2,750	87,780
*	Omega Flex, Inc.	315	7,812
*	On Assignment, Inc.	1,600	15,248
*	Orbital Sciences Corp.	5,095	92,169
	Oshkosh Truck Corp. Class B	5,100	263,670
*	P.A.M. Transportation Services, Inc.	1,000	24,910
	Paccar, Inc.	7,320	400,184
	Pall Corp.	10,000	272,200
*	Paragon Technologies, Inc.	400	3,180
	Parker Hannifin Corp.	8,800	651,640
*	Park-Ohio Holdings Corp.	1,270	17,336
*	Patrick Industries, Inc.	503	6,403
*	Patriot Transportation Holding, Inc.	400	26,852
*	Peerless Manufacturing Co.	200	4,820
	Pentair, Inc.	9,420	281,658
*	Perini Corp.	1,900	45,543
*	PHH Corp.	5,110	128,312
*	Pinnacle Airlines Corp.	1,500	11,175

45

#	Pitney Bowes, Inc.	9,620	419,336
* #	Plug Power, Inc.	1,900	9,006
*	Powell Industries, Inc.	1,100	24,211
*	Power-One, Inc.	8,000	54,320
	Precision Castparts Corp.	4,500	262,980
	Preformed Line Products Co.	500	18,675
	Providence & Worcester Railroad Co.	500	9,875
#	PW Eagle, Inc.	900	31,383
*	Quality Distribution, Inc.	1,600	23,184
*	Quanta Services, Inc.	10,300	182,619
	Quixote Corp.	900	15,228
*	RailAmerica, Inc.	1,000	10,090
	Raven Industries, Inc.	900	25,137
	Raytheon Co.	14,520	685,489
*	RCM Technologies, Inc.	1,150	5,716
	Regal-Beloit Corp.	3,100	133,796
*	Republic Airways Holdings, Inc.	4,310	68,701
	Republic Services, Inc.	5,930	229,965
*	Resources Connection, Inc.	3,600	87,840
	Robbins & Myers, Inc.	400	11,520
	Robert Half International, Inc.	5,400	167,076
	Rockwell Automation, Inc.	5,800	327,004
	Rockwell Collins, Inc.	5,640	295,705
	Rollins, Inc.	3,200	67,968
#	Roper Industries, Inc.	4,900	227,262
*	Rush Enterprises, Inc. Class A	1,700	29,750
*	Rush Enterprises, Inc. Class B	800	13,096
	Ryder System, Inc.	6,200	306,404
*	Saia, Inc.	200	6,150
	Schawk, Inc.	2,400	45,936
*	School Specialty, Inc.	2,000	71,460
	Security Capital Corp.	511	8,386
*	Sequa Corp. Class A	700	64,260
*	Sequa Corp. Class B	300	27,515
	Servidyne, Inc.	110	446
*	Shaw Group, Inc.	7,700	193,732
*	SIFCO Industries, Inc.	610	2,532
#	Simpson Manufacturing Co., Inc.	4,700	123,845
*	Sirva, Inc.	5,646	17,107
*	Sitel Corp.	8,174	24,522
	Skywest, Inc.	6,110	147,679
*	SL Industries, Inc.	500	8,850
	Smith (A.O.) Corp.	2,300	92,253
	Southwest Airlines Co.	25,050	433,866
	Sparton Corp.	920	8,105
*	Spherion Corp.	1,700	12,699
*	Spherix, Inc.	800	1,064
*	Spire Corp.	300	2,208
	SPX Corp.	5,800	306,240
*	Standard Parking Corp.	428	14,509
	Standard Register Co.	1,700	21,811
	Standex International Corp.	1,200	35,340
	Starrett (L.S.) Co. Class A	250	3,488
	Steelcase, Inc. Class A	7,310	105,995
* #	Stericycle, Inc.	3,400	226,746

46

*	Sterling Construction Co., Inc.	872	17,222
*	Strategic Distribution, Inc.	315	4,253
	Sun Hydraulics, Inc.	1,000	19,720
*	Superior Essex, Inc.	1,800	64,278
	Supreme Industries, Inc.	900	5,823
* #	Swift Transportation Co., Inc.	7,410	171,838
	Synagro Techonologies, Inc.	7,397	29,514
	Sypris Solutions, Inc.	500	4,365
*	SYS	700	1,659
*	Taser International, Inc.	4,500	34,965
*	Team, Inc.	700	16,814
	Tech/Ops Sevcon, Inc.	144	939
	Technology Research Corp.	800	3,488
	Tecumseh Products Co. Class A	1,100	16,335
*	Tecumseh Products Co. Class B	400	5,580
*	Teledyne Technologies, Inc.	2,500	95,850
	Teleflex, Inc.	3,410	190,312
*	TeleTech Holdings, Inc.	5,000	75,500
	Tennant Co.	1,600	43,296
* #	Terex Corp.	4,300	188,899
*	Tetra Tech, Inc.	4,200	69,720
	Textron, Inc.	5,600	469,616
*	The Advisory Board Co.	900	45,738
#	The Brink’s Co.	4,700	267,759
*	The Dun & Bradstreet Corp.	2,100	147,651
*	The Geo Group, Inc.	1,000	44,670
* #	The Lamson & Sessions Co.	1,300	32,851
	The Manitowoc Co., Inc.	4,800	212,160
*	Thomas & Betts Corp.	4,300	194,188
	Timken Co.	9,200	294,768
	Todd Shipyards Corp.	500	9,525
	Toro Co.	3,300	132,033
*	TRC Companies, Inc.	1,704	16,103
	Tredegar Industries, Inc.	4,000	66,000
* #	Trex Co., Inc.	1,600	43,088
	Trinity Industries, Inc.	7,800	260,208
	Triumph Group, Inc.	400	17,584
*	TRM Corp.	1,600	4,640
*	Tufco Technologies, Inc.	510	3,468
* #	TurboChef Technologies, Inc.	900	9,081
	Twin Disc, Inc.	600	20,820
*	U.S. Home Systems, Inc.	500	4,775
*	U.S. Xpress Enterprises, Inc. Class A	1,300	27,079
*	UAL Corp.	5,500	137,500
	UAP Holding Corp.	4,000	83,320
*	Ultralife Batteries, Inc.	1,200	11,796
	Union Pacific Corp.	8,910	715,919
	United Industrial Corp.	500	26,935
	United Parcel Service, Inc.	14,930	1,045,847
*	United Rentals, Inc.	8,200	177,612
*	United Stationers, Inc.	3,200	146,656
	United Technologies Corp.	23,050	1,445,466
	Universal Forest Products, Inc.	1,900	92,644
*	Universal Security Instruments, Inc.	200	4,688
*	UQM Technologies, Inc.	1,000	3,110

47

*	URS Corp.	5,000	202,750
*	US Airways Group, Inc.	2,965	125,271
*	USA Truck, Inc.	800	13,336
*	USG Corp.	4,100	209,100
	Valley National Gases, Inc.	900	28,062
	Valmont Industries, Inc.	1,900	99,104
*	Valpey Fisher Corp.	600	2,148
*	Versar, Inc.	460	1,799
	Viad Corp.	2,200	77,946
	Vicor Corp.	3,000	37,680
*	Volt Information Sciences, Inc.	300	12,792
	VSE Corp.	100	3,157
	W.W. Grainger, Inc.	6,010	401,468
	Wabash National Corp.	2,300	31,717
	Wabtec Corp.	3,300	93,093
#	Walter Industries, Inc.	2,900	159,616
	Washington Group International, Inc.	2,810	166,380
*	Waste Connections, Inc.	4,610	169,510
	Waste Industries USA, Inc.	1,300	30,797
	Waste Management, Inc.	11,840	405,875
	Watsco, Inc. Class A	1,800	79,092
	Watsco, Inc. Class B	200	8,832
	Watson Wyatt & Co. Holdings	2,900	115,014
	Watts Water Technologies, Inc.	2,700	83,727
	Werner Enterprises, Inc.	8,020	148,611
*	WESCO International, Inc.	2,100	122,850
*	West Corp.	3,300	158,994
*	Westaff, Inc.	1,355	5,244
*	Willis Lease Finance Corp.	886	7,239
* #	Wolverine Tube, Inc.	1,700	8,313
	Woodward Governor Co.	3,500	117,845
*	World Air Holdings, Inc.	1,100	9,691
*	Xanser Corp.	2,679	13,663
*	YRC Worldwide, Inc.	5,300	194,934
Total Industrials			62,303,439

Information Technology — (12.7%)
*	24/7 Real Media, Inc.	3,486	31,653
*	3Com Corp.	39,573	175,308
*	Acacia Research-Acacia Technologies	1,600	17,216
*	Access Integrated Technologies, Inc.	2,300	20,792
*	Actel Corp.	2,600	40,352
*	ActivIdentity Corp.	4,564	22,592
*	Activision, Inc.	17,966	231,761
*	Actuate Corp.	4,800	18,144
	Acxiom Corp.	5,900	143,311
*	Adaptec, Inc.	8,700	35,844
*	ADC Telecommunications, Inc.	6,800	92,820
*	ADDvantage Technologies Group, Inc.	600	2,430
*	ADE Corp.	700	22,519
*	Adept Technology, Inc.	400	6,040
*	Adobe Systems, Inc.	10,670	346,135
	Adtran, Inc.	3,100	77,097
*	Advanced Energy Industries, Inc.	4,000	57,480
* #	Advanced Micro Devices, Inc.	30,900	772,191

48

*	Advent Software, Inc.	2,300	75,325
*	Aehr Test Systems	700	7,000
*	Aeroflex, Inc.	7,210	75,128
*	Aetrium, Inc.	500	2,400
*	Affiliated Computer Services, Inc. Class A	6,200	318,308
*	Agere Systems, Inc. Class A	8,000	121,920
*	Agile Software Corp.	5,500	31,735
*	Agilent Technologies, Inc.	18,030	579,845
	Agilysys, Inc.	400	5,408
*	Airspan Networks, Inc.	2,200	6,006
*	Akamai Technologies, Inc.	5,100	199,920
*	Alliance Data Systems Corp.	3,600	181,944
*	Alliance Semiconductor Corp.	3,600	11,052
*	Altera Corp.	10,620	214,843
*	Altiris, Inc.	2,600	58,760
	American Software, Inc. Class A	2,100	12,957
*	American Technical Ceramics Corp.	874	11,406
*	AMIS Holdings, Inc.	5,800	52,838
* #	Amkor Technology, Inc.	13,700	77,679
	Amphenol Corp.	3,000	172,410
*	Amtech Systems, Inc.	300	2,061
*	Anadigics, Inc.	4,700	35,062
*	Analex Corp.	700	1,547
	Analog Devices, Inc.	12,720	389,741
*	Anaren, Inc.	300	6,768
*	Andrew Corp.	12,110	112,018
	Anixter International, Inc.	3,500	190,715
*	Ansoft Corp.	1,100	26,444
*	Answerthink, Inc.	5,000	14,250
*	Ansys, Inc.	1,800	84,132
*	Apple Computer, Inc.	19,390	1,315,612
*	Applied Innovation, Inc.	1,498	4,839
	Applied Materials, Inc.	28,640	483,443
*	Applied Micro Circuits Corp.	28,637	78,179
*	Aptimus, Inc.	600	4,800
* #	aQuantive, Inc.	5,600	138,880
*	Ariba, Inc.	7,200	59,616
*	Arris Group, Inc.	7,061	80,919
* #	Arrow Electronics, Inc.	11,340	316,386
*	Art Technology Group, Inc.	5,000	13,700
*	Ascendia Brands, Inc.	1,200	2,796
*	Aspen Technology, Inc.	4,200	46,872
	Astro-Med, Inc.	700	7,350
*	Asyst Technologies, Inc.	3,700	27,713
*	Atheros Communications	3,930	63,941
*	Atmel Corp.	36,972	213,328
*	ATMI, Inc.	2,900	83,723
*	Authentidate Holding Corp.	3,883	8,193
*	Autobytel, Inc.	3,400	9,520
*	Autodesk, Inc.	3,900	135,564
	Automatic Data Processing, Inc.	13,050	615,960
*	Avanex Corp.	5,000	8,800
*	Avaya, Inc.	32,000	334,400
* #	Avici Systems, Inc.	1,225	10,621
* #	Avid Technology, Inc.	3,210	127,854

49

*	Avnet, Inc.	12,500	244,500
*	Avocent Corp.	4,800	145,104
	AVX Corp.	16,060	266,757
*	Aware, Inc.	1,600	8,224
*	Axcelis Technologies, Inc.	9,870	62,082
*	Axesstel, Inc.	200	320
*	AXT, Inc.	2,567	8,497
* #	Bankrate, Inc.	700	19,894
*	BEA Systems, Inc.	11,610	159,405
*	BearingPoint, Inc.	20,400	170,544
	Bel Fuse, Inc. Class A	300	9,375
	Bel Fuse, Inc. Class B	900	33,273
	Belden CDT, Inc.	4,200	150,108
*	Bell Microproducts, Inc.	700	3,416
*	Benchmark Electronics, Inc.	6,500	162,110
*	BISYS Group, Inc.	11,700	120,393
	Black Box Corp.	1,100	42,394
*	Blackboard, Inc.	1,200	31,980
*	Blue Coat Systems, Inc.	600	10,206
*	BMC Software, Inc.	6,700	178,354
* #	Bookham, Inc.	4,600	14,628
*	Borland Software Corp.	6,067	35,674
*	Bottomline Technologies, Inc.	1,200	12,108
*	Brightpoint, Inc.	3,420	56,909
*	Broadcom Corp.	10,170	299,405
*	Brocade Communications Systems, Inc.	18,900	117,180
*	Brooks Automation, Inc.	7,253	100,817
*	BSQUARE Corp.	855	1,676
#	CA, Inc.	17,210	405,640
*	Cabot Microelectronics Corp.	2,400	75,456
*	CACI International, Inc. Class A	3,100	164,486
*	Cadence Design Systems, Inc.	18,800	308,884
*	CalAmp Corp.	2,000	13,460
*	California Micro Devices Corp.	1,400	6,188
*	CallWave, Inc.	2,012	6,056
	CAM Commerce Solutions, Inc.	400	8,080
*	Captaris, Inc.	836	4,330
*	Carreker Corp.	2,000	13,100
*	Carrier Access Corp.	3,600	32,472
	Cass Information Systems, Inc.	400	21,232
*	Catalyst Semiconductor, Inc.	1,400	4,984
*	Catapult Communications Corp.	700	6,797
*	C-COR, Inc.	4,900	38,955
	CDW Corp.	2,400	139,920
*	Centillium Communications, Inc.	2,200	4,334
*	Ceridian Corp.	12,900	307,923
*	CEVA, Inc.	2,300	13,064
*	CheckFree Corp.	3,800	136,040
*	Checkpoint Systems, Inc.	3,500	63,525
*	Cherokee International Corp.	1,500	5,145
*	Chordiant Software, Inc.	5,900	15,753
*	Ciber, Inc.	1,300	8,593
*	Ciena Corp.	45,400	179,330
*	Ciprico, Inc.	678	3,126
*	Cirrus Logic, Inc.	8,500	62,220

50

*	Cisco Sytems, Inc.	140,700	3,093,993
*	Citrix Systems, Inc.	5,600	171,808
*	CNET Networks, Inc.	5,000	47,150
	Cognex Corp.	3,600	91,908
*	Cognitronics Corp.	700	1,505
*	Cognizant Technology Solutions Corp.	4,700	328,577
*	Coherent, Inc.	3,144	114,001
	Cohu, Inc.	1,210	20,292
*	Comarco, Inc.	900	8,393
*	CommScope, Inc.	4,100	119,761
	Communications Systems, Inc.	500	4,645
*	Computer Horizons Corp.	3,500	15,575
*	Computer Sciences Corp.	13,450	637,261
*	Computer Task Group, Inc.	1,885	6,447
*	Compuware Corp.	20,220	153,672
*	Comtech Telecommunications Corp.	1,500	49,095
* #	Comverse Technology, Inc.	7,650	159,885
*	Concur Technologies, Inc.	2,700	37,611
*	Concurrent Computer Corp.	4,500	6,930
*	Conexant Systems, Inc.	47,000	96,820
* #	Convera Corp.	1,000	6,230
*	Convergys Corp.	13,010	271,519
*	Corillian Corp.	4,400	11,616
*	Corning, Inc.	33,510	745,262
*	Covansys Corp.	3,400	58,344
*	Credence Systems Corp.	4,700	11,891
* #	Cree, Inc.	7,500	139,650
*	CSG Systems International, Inc.	3,600	96,912
*	CSP, Inc.	400	3,232
	CTS Corp.	1,000	14,700
*	Cyberoptics Corp.	825	10,783
*	Cybersource Corp.	1,936	21,199
*	Cymer, Inc.	3,800	156,370
*	Cypress Semiconductor Corp.	12,200	190,808
	Daktronics, Inc.	1,800	37,566
*	Datalink Corp.	500	4,180
	Dataram Corp.	500	2,305
* #	Dell, Inc.	22,310	503,091
*	Delphax Technologies, Inc.	800	1,888
#	Diebold, Inc.	5,900	247,269
*	Digi International, Inc.	2,420	32,089
*	Digimarc Corp.	2,200	15,158
*	Digital Angel Corp.	4,300	11,395
*	Digital Insight Corp.	2,400	62,424
*	Digital River, Inc.	2,900	140,766
*	Digitas, Inc.	8,800	78,672
*	Diodes, Inc.	1,950	73,008
*	Ditech Networks, Inc.	3,300	29,073
*	DocuCorp International, Inc.	1,000	8,000
*	Dot Hill Systems Corp.	3,700	13,172
*	DSP Group, Inc.	2,900	70,963
*	DST Systems, Inc.	2,200	129,866
*	DTS, Inc.	1,800	33,084
*	Dycom Industries, Inc.	3,810	77,153
*	Dynamics Research Corp.	502	5,251

51

* #	EarthLink, Inc.	8,420	61,887
* #	eBay, Inc.	19,190	534,633
*	Echelon Corp.	3,800	33,478
*	eCollege.com, Inc.	1,744	21,660
*	EDGAR Online, Inc.	1,000	3,780
*	Edgewater Technology, Inc.	1,240	7,155
*	EFJ, Inc.	2,200	15,620
*	eFunds Corp.	4,500	104,490
*	Electro Scientific Industries, Inc.	2,192	43,643
*	Electroglas, Inc.	2,200	6,006
*	Electronic Arts, Inc.	6,930	353,222
	Electronic Data Systems Corp.	33,910	808,075
*	Electronics for Imaging, Inc.	4,510	103,910
*	eLoyalty Corp.	300	4,863
*	Embarcadero Technologies, Inc.	2,206	14,273
*	EMC Corp.	68,290	795,579
* #	EMCORE Corp.	2,300	17,365
*	EMS Technologies, Inc.	200	3,656
*	Emulex Corp.	4,800	83,136
*	Endwave Corp.	1,200	15,492
*	Entegris, Inc.	13,300	144,438
*	Entrust, Inc.	2,300	8,142
*	Epicor Software Corp.	3,100	38,378
*	EPIQ Systems, Inc.	900	13,392
*	ePlus, Inc.	800	7,760
* #	Equinix, Inc.	2,000	115,340
*	eSpeed, Inc.	3,000	25,230
*	ESS Technology, Inc.	2,801	3,641
*	Euronet Worldwide, Inc.	2,700	65,610
*	Evans & Sutherland Computer Corp.	685	2,850
*	Exar Corp.	600	8,388
*	Excel Technology, Inc.	600	17,568
*	Extreme Networks, Inc.	9,230	34,059
*	F5 Networks, Inc.	2,900	145,261
	Factset Research Systems, Inc.	2,400	105,840
	Fair Isaac Corp.	2,600	91,026
*	Fairchild Semiconductor Corp. Class A	11,300	203,739
*	FalconStor Software, Inc.	2,200	15,576
*	Faro Technologies, Inc.	1,100	19,371
*	FEI Co.	3,410	70,792
#	Fidelity National Information Services, Inc.	13,301	487,349
*	Filenet Corp.	3,400	118,796
*	Finisar Corp.	22,900	84,959
	First Data Corp.	16,960	728,771
*	Fiserv, Inc.	7,500	331,275
* #	Flir Systems, Inc.	5,200	144,040
*	FormFactor, Inc.	3,400	164,084
*	Forrester Research, Inc.	1,500	44,280
*	Foundry Networks, Inc.	13,000	158,210
* #	Freescale Semiconductor, Inc. Class A	600	18,420
*	Freescale Semiconductor, Inc. Class B	1,200	37,092
	Frequency Electronics, Inc.	1,000	12,000
*	FSI International, Inc.	3,339	19,366
* #	Gartner Group, Inc.	5,500	85,745
*	Gateway, Inc.	4,000	8,000

52

* #	Genesis Microchip, Inc.	1,700	21,964
*	Gerber Scientific, Inc.	900	13,878
	Gevity HR, Inc.	2,100	53,991
*	Glenayre Technologies, Inc.	5,700	14,934
*	Global Imaging Systems, Inc.	5,220	114,475
	Global Payments, Inc.	6,200	235,910
*	Globecomm Systems, Inc.	1,700	11,679
* #	GlobeTel Communications Corp.	2,400	1,200
*	Globix Corp.	3,910	18,846
* #	Google, Inc.	200	75,706
*	Greenfield Online, Inc.	2,700	24,894
*	GSE Systems, Inc.	584	2,248
*	GTSI Corp.	1,000	8,190
*	Harmonic, Inc.	6,000	37,260
	Harris Corp.	4,400	193,248
*	Hauppauge Digital, Inc.	1,000	4,330
#	Heartland Payment Systems, Inc.	1,200	32,412
*	HEI, Inc.	100	268
	Henry Jack & Associates, Inc.	6,300	120,708
*	Hewitt Associates, Inc. Class A	200	4,494
	Hewlett-Packard Co.	82,900	3,030,824
*	hi/fn, Inc.	1,397	7,306
*	Hittite Microwave Corp.	1,200	54,216
*	Hutchinson Technology, Inc.	1,900	39,216
*	Hypercom Corp.	3,600	33,624
*	Hyperion Solutions Corp.	3,250	107,640
*	I.D. Systems, Inc.	1,100	24,442
*	i2 Technologies, Inc.	1,300	21,190
*	iBasis, Inc.	1,600	13,536
*	Ibis Technology Corp.	1,500	4,230
*	iGATE Capital Corp.	5,097	24,160
*	ImageWare Systems, Inc.	400	632
	Imation Corp.	2,600	103,038
*	Immersion Corp.	2,000	11,800
*	Indus International, Inc.	4,500	9,225
* #	Infocrossing, Inc.	2,210	26,476
*	InFocus Corp.	2,100	5,670
*	Informatica Corp.	3,900	57,096
*	Inforte Corp.	1,200	4,932
*	InfoSpace, Inc.	3,200	71,136
*	Ingram Micro, Inc.	14,010	252,180
*	Innodata Isogen, Inc.	1,700	3,060
*	Innovex, Inc.	1,800	4,788
*	Insight Enterprises, Inc.	4,710	84,827
*	InsWeb Corp.	100	218
	Integral Systems, Inc.	1,200	37,728
*	Integrated Device Technology, Inc.	19,220	331,161
*	Integrated Silicon Solution, Inc.	1,783	9,289
	Intel Corp.	100,054	1,955,055
*	Intelli-Check, Inc.	440	2,706
*	Interactive Intelligence, Inc.	800	9,272
*	Interdigital Communications Corp.	2,500	83,075
*	Intergraph Corp.	2,000	74,720
*	Interlink Electronics, Inc.	200	580
*	Intermec, Inc.	2,500	74,900

53

*	Internap Network Services Corp.	2,700	32,265
	International Business Machines Corp.	34,000	2,752,980
*	International DisplayWorks, Inc.	2,000	11,700
*	International Rectifier Corp.	6,900	243,570
*	Internet Capital Group, Inc.	3,820	34,380
*	Internet Security Systems, Inc.	3,400	94,044
*	Interphase Corp.	700	6,286
	Intersil Corp.	13,250	335,888
	Inter-Tel, Inc.	2,000	44,080
*	Intervideo, Inc.	1,429	18,120
*	Intervoice, Inc.	1,800	12,798
*	Interwoven, Inc.	4,337	47,577
*	Intest Corp.	1,100	6,402
*	Intevac, Inc.	1,600	26,880
*	IntriCon Corp.	400	1,976
*	Intuit, Inc.	11,400	344,508
*	INX, Inc.	300	1,905
*	Iomega Corp.	5,386	15,189
*	iPass, Inc.	800	3,648
* #	Iron Mountain, Inc.	4,700	192,653
*	Iteris, Inc.	2,000	5,000
*	Itron, Inc.	2,100	117,558
*	Ixia	4,400	44,220
*	IXYS Corp.	1,630	14,311
*	j2 Global Communications, Inc.	2,200	55,286
	Jabil Circuit, Inc.	13,400	359,522
*	Jaco Electronics, Inc.	600	1,992
*	JDA Software Group, Inc.	800	13,272
*	JDS Uniphase Corp.	116,600	264,682
* #	Juniper Networks, Inc.	18,000	264,060
*	Jupitermedia Corp.	2,800	19,992
*	Keane, Inc.	6,100	94,428
	Keithley Instruments, Inc.	1,200	13,572
*	Kemet Corp.	1,900	15,637
*	Key Tronic Corp.	1,000	5,130
*	Keynote Systems, Inc.	2,120	22,536
*	Kintera, Inc.	800	1,256
	KLA-Tencor Corp.	11,000	483,010
* #	Komag, Inc.	3,000	107,880
*	Kopin Corp.	5,500	20,625
*	Kronos, Inc.	1,900	57,988
*	Kulicke & Soffa Industries, Inc.	2,100	16,527
*	KVH Industries, Inc.	1,500	18,000
* #	L-1 Identity Solutions, Inc.	3,804	57,404
* #	Lam Research Corp.	4,500	192,555
	Landauer, Inc.	470	22,522
*	LaserCard Corp.	800	7,952
*	Lattice Semiconductor Corp.	11,500	84,180
*	Lawson Software, Inc.	14,412	95,984
*	LeCroy Corp.	1,500	19,275
*	Lexmark International, Inc.	3,500	196,245
*	Lightbridge, Inc.	2,700	32,130
	Linear Technology Corp.	9,300	316,293
*	Lionbridge Technologies, Inc.	5,400	38,448
*	Littlefuse, Inc.	2,000	72,220

54

*	LogicVision, Inc.	300	393
*	Logility, Inc.	1,176	9,573
*	LoJack Corp.	1,100	22,968
*	LookSmart, Ltd.	2,428	5,851
*	LSI Logic Corp.	36,900	297,045
*	LTX Corp.	4,800	24,336
*	Lucent Technologies, Inc.	46,400	108,112
* #	Lumera Corp.	1,200	2,676
* #	Macrovision Corp.	4,800	111,744
*	Magma Design Automation, Inc.	3,100	23,498
*	Management Network Group, Inc.	3,316	5,438
*	Manhattan Associates, Inc.	2,500	58,025
*	ManTech International Corp. Class A	1,800	54,792
*	Mapinfo Corp.	2,200	27,280
*	Marchex, Inc. Class B	2,100	34,482
*	Mastec, Inc.	6,700	77,653
*	Mattson Technology, Inc.	5,100	39,933
	Maxim Integrated Products, Inc.	7,790	226,689
	Maximus, Inc.	1,700	45,254
* #	Maxwell Technologies, Inc.	800	15,792
*	McAfee, Inc.	5,700	129,732
*	McDATA Corp. Class A	12,800	54,912
*	McDATA Corp. Class B	200	836
*	Mechanical Technology, Inc.	2,100	4,578
* #	MEMC Electronic Materials, Inc.	7,100	274,628
*	Mentor Graphics Corp.	7,410	107,445
*	Mercury Computer Systems, Inc.	1,700	21,114
*	Merix Corp.	2,100	25,473
	Mesa Laboratories, Inc.	200	3,506
*	MetaSolv, Inc.	4,200	13,188
	Methode Electronics, Inc.	3,600	28,584
*	Metrologic Instruments, Inc.	1,700	27,438
*	Micrel, Inc.	5,500	55,110
*	Micro Linear Corp.	800	2,600
	Microchip Technology, Inc.	6,600	225,456
*	Micron Technology, Inc.	50,261	868,510
*	Micros Systems, Inc.	3,100	148,366
*	Microsemi Corp.	2,500	69,425
	Microsoft Corp.	172,900	4,441,801
* #	MicroStrategy, Inc.	500	45,600
*	Microtune, Inc.	3,600	21,672
* #	Midway Games, Inc.	1,800	16,560
* #	Mindspeed Technologies, Inc.	4,700	8,977
*	MIPS Technologies, Inc.	4,500	31,320
*	MIVA, Inc.	1,100	2,849
*	MKS Instruments, Inc.	5,810	121,371
*	Mobility Electronics, Inc.	1,000	6,490
*	Mobius Management Systems, Inc.	1,900	12,597
	Mocon, Inc.	300	2,718
*	Moldflow Corp.	1,000	12,110
#	Molex, Inc.	4,700	171,409
	Molex, Inc. Class A	3,900	122,694
	MoneyGram International, Inc.	6,400	200,960
*	MoSys, Inc.	3,300	22,407
	Motorola, Inc.	55,800	1,304,604

55

*	MPS Group, Inc.	10,620	149,317
*	MRO Software, Inc.	1,700	43,673
*	MRV Communications, Inc.	13,200	32,868
	MTS Systems Corp.	1,500	50,355
* #	Multi-Fineline Electronix, Inc.	1,400	31,612
*	Nanometrics, Inc.	600	6,354
*	Napco Security Systems, Inc.	1,575	15,262
*	Napster, Inc.	3,600	12,060
	National Instruments Corp.	5,300	147,128
	National Semiconductor Corp.	10,300	250,187
*	NAVTEQ Corp.	4,000	106,240
*	NCR Corp.	8,900	309,631
*	NeoMagic Corp.	600	1,608
*	Neoware Systems, Inc.	1,900	24,510
*	NETGEAR, Inc.	2,100	41,307
*	Netlogic Microsystems, Inc.	1,600	47,216
*	NetManage, Inc.	800	4,040
*	NetRatings, Inc.	3,460	51,865
*	NetScout Systems, Inc.	3,500	24,745
*	Network Appliance, Inc.	11,800	404,032
*	Network Engines, Inc.	3,200	5,664
*	Network Equipment Technologies, Inc.	1,100	4,015
*	Newport Corp.	1,500	26,445
*	NIC, Inc.	4,686	24,508
*	NMS Communications Corp.	5,736	16,634
*	Novatel Wireless, Inc.	1,400	15,610
*	Novell, Inc.	29,592	197,379
*	Novellus Systems, Inc.	11,900	332,248
*	Nu Horizons Electronics Corp.	200	2,800
*	Nuance Communications, Inc.	17,000	133,450
*	NumereX Corp. Class A	880	8,052
* #	Nvidia Corp.	11,500	334,765
	O.I. Corp.	200	2,368
* #	OmniVision Technologies, Inc.	3,500	58,100
*	ON Semiconductor Corp.	25,000	150,250
*	Online Resources Corp.	2,200	23,386
*	Onvia, Inc.	508	2,530
*	Open Solutions, Inc.	2,300	67,942
*	Openwave Systems, Inc.	7,400	59,866
*	OPNET Technologies, Inc.	1,900	25,916
*	Opsware, Inc.	4,100	28,905
*	Optical Cable Corp.	500	2,655
*	Optical Communication Products, Inc.	3,942	7,884
*	Oracle Corp.	116,900	1,829,485
*	OSI Systems, Inc.	600	11,814
*	Overland Storage, Inc.	1,600	11,376
*	OYO Geospace Corp.	481	28,951
*	Packeteer, Inc.	3,200	32,160
* #	Palm, Inc.	10,050	146,328
*	Parametric Technology Corp.	8,560	137,902
	Park Electrochemical Corp.	2,000	52,200
* #	Parkervision, Inc.	1,605	9,903
*	Paxar Corp.	4,010	78,075
	Paychex, Inc.	8,540	306,671
*	PC Connection, Inc.	2,726	22,108

56

*	PC-Tel, Inc.	500	5,265
*	PDF Solutions, Inc.	2,100	27,216
	Pegasystems, Inc.	3,710	29,606
*	Pemstar, Inc.	4,500	17,190
*	Perceptron, Inc.	400	3,196
*	Perficient, Inc.	1,900	25,650
*	Performance Technologies, Inc.	1,200	8,400
*	Pericom Semiconductor Corp.	2,900	26,970
*	Perot Systems Corp.	11,500	165,140
*	Pervasive Software, Inc.	2,218	8,406
*	Phoenix Technologies, Ltd.	1,650	8,250
*	Photon Dynamics, Inc.	1,500	20,145
*	Photronics, Inc.	3,900	56,589
*	Pinnacle Data Systems, Inc.	100	260
*	Planar Systems, Inc.	1,500	14,745
	Plantronics, Inc.	3,570	63,974
*	PLATO Learning, Inc.	2,317	12,998
*	Plexus Corp.	4,770	94,541
*	PLX Technology, Inc.	2,800	30,016
*	PMC-Sierra, Inc.	14,505	99,214
*	Polycom, Inc.	7,800	185,562
*	PortalPlayer, Inc.	100	1,216
*	Power Integrations, Inc.	2,200	40,480
*	Powerwave Technologies, Inc.	8,837	66,984
*	Presstek, Inc.	2,400	19,704
	Printronix, Inc.	500	6,485
*	Progress Software Corp.	1,400	35,448
	QAD, Inc.	2,800	20,692
*	QLogic Corp.	11,300	207,694
	Qualcomm, Inc.	36,600	1,378,722
	Quality Systems, Inc.	1,200	48,120
*	Qualstar Corp.	1,308	3,859
*	Quantum Corp.	16,850	37,239
*	Quest Software, Inc.	10,510	146,404
*	QuickLogic Corp.	2,800	7,784
*	Quovadx, Inc.	3,929	11,001
*	Radiant Systems, Inc.	1,800	19,908
*	RadiSys Corp.	2,200	52,074
*	Radyne Corp.	1,100	13,442
*	RAE Systems, Inc.	4,800	14,496
*	Rambus, Inc.	7,631	121,104
*	Ramtron International Corp.	1,900	4,655
*	RealNetworks, Inc.	16,540	182,436
* #	Red Hat, Inc.	6,400	148,736
*	Redback Networks, Inc.	4,831	90,050
*	Relm Wireless Corp.	1,000	6,000
*	REMEC, Inc.	400	440
#	Renaissance Learning, Inc.	2,418	31,337
	Reynolds & Reynolds Co.	3,700	141,932
*	RF Micro Devices, Inc.	19,800	131,076
*	RF Monolithics, Inc.	1,300	8,047
	Richardson Electronics, Ltd.	1,600	13,184
*	RightNow Technologies, Inc.	1,100	16,896
*	Rimage Corp.	500	11,730
*	Rofin-Sinar Technologies, Inc.	1,200	65,712

57

*	Rogers Corp.	1,400	81,228
*	RSA Security, Inc.	5,910	164,594
*	Rudolph Technologies, Inc.	2,810	50,299
*	S1 Corp.	7,300	37,157
*	Saba Software, Inc.	2,204	11,659
	Sabre Holdings Corp.	12,400	271,808
*	Safeguard Scientifics, Inc.	10,045	19,789
*	SafeNet, Inc.	1,234	23,199
*	Sandisk Corp.	7,900	465,468
*	Sanmina-SCI Corp.	52,500	177,975
*	Sapient Corp.	8,212	39,992
* #	SatCon Technology Corp.	1,002	1,222
*	ScanSource, Inc.	1,700	52,768
*	Scientific Learning Corp.	800	3,600
*	Scientific Technologies, Inc.	700	7,406
*	SCM Microsystems, Inc.	1,223	3,712
*	Seachange International, Inc.	2,200	18,590
	Seagate Technology	1,221	27,167
*	Secure Computing Corp.	2,700	17,145
*	Selectica, Inc.	900	2,133
*	Semitool, Inc.	3,010	32,869
*	Semtech Corp.	3,900	50,973
*	SI International, Inc.	1,400	40,446
* #	Sigma Designs, Inc.	1,600	22,352
*	Silicon Image, Inc.	6,400	74,304
*	Silicon Laboratories, Inc.	4,100	144,607
*	Silicon Storage Technology, Inc.	10,700	44,940
*	SimpleTech, Inc.	4,360	30,651
*	Sirenza Microdevices, Inc.	3,400	31,518
*	Skyworks Solutions, Inc.	16,600	76,858
*	SM&A	525	3,234
*	Solectron Corp.	84,510	265,361
*	Sonic Foundry, Inc.	1,800	4,086
*	Sonic Solutions, Inc.	1,700	25,517
*	SonicWALL, Inc.	6,700	68,742
*	Sonus Networks, Inc.	19,500	94,770
	SpectraLink Corp.	1,000	8,780
*	Spectrum Control, Inc.	1,300	13,390
*	SPSS, Inc.	1,300	32,981
*	SRA International, Inc.	2,700	75,627
*	SRS Labs, Inc.	1,000	4,930
*	Staktek Holdings, Inc.	4,600	24,610
*	Standard Microsystems Corp.	1,300	36,491
	StarTek, Inc.	1,400	15,918
	Stellent, Inc.	3,100	33,201
* #	Stratasys, Inc.	700	16,723
*	Stratex Networks, Inc.	4,500	16,425
*	Stratos International, Inc.	1,200	7,488
*	SumTotal Systems, Inc.	2,600	16,874
*	Sun Microsystems, Inc.	105,329	525,592
*	Sunair Electronics, Inc.	100	340
*	Sunrise Telecom, Inc.	500	1,025
*	Supertex, Inc.	1,000	35,370
*	SupportSoft, Inc.	4,800	19,104
* #	Sybase, Inc.	4,100	94,587

58

*	Sycamore Networks, Inc.	27,000	99,090
*	Sykes Enterprises, Inc.	3,100	62,341
*	Symantec Corp.	34,300	639,352
#	Symbol Technologies, Inc.	21,510	258,335
*	Symmetricom, Inc.	3,500	26,110
*	Synaptics, Inc.	1,500	37,935
*	SYNNEX Corp.	3,000	66,690
*	Synopsys, Inc.	13,400	254,064
*	Synplicity, Inc.	1,300	8,359
	Syntel, Inc.	1,890	41,410
* #	Take-Two Interactive Software, Inc.	2,900	35,380
	TALX Corp.	2,200	54,340
*	Tech Data Corp.	5,200	181,428
	Technitrol, Inc.	4,000	113,240
*	Technology Solutions Co.	294	2,578
*	TechTeam Global, Inc.	1,466	11,362
*	Tekelec	6,000	79,800
	Tektronix, Inc.	8,041	227,882
*	TeleCommunication Systems, Inc.	3,200	7,232
* #	Telkonet, Inc.	1,500	4,605
*	Tellabs, Inc.	30,980	315,686
*	Teradyne, Inc.	18,500	259,740
*	Terayon Communication Systems, Inc.	1,200	1,188
*	Terremark Worldwide, Inc.	1,455	7,799
*	Tessco Technologies, Inc.	400	9,360
*	Tessera Technologies, Inc.	2,100	69,090
	Texas Instruments, Inc.	35,200	1,147,168
*	Therma-Wave, Inc.	1,300	1,547
	TheStreet.com, Inc.	1,100	11,836
*	THQ, Inc.	5,700	147,060
*	TIBCO Software, Inc.	21,050	165,453
*	Tier Technologies, Inc. Class B	500	3,125
*	TNS, Inc.	2,400	38,064
*	Tollgrade Communications, Inc.	1,200	10,980
	Total System Services, Inc.	6,500	144,885
*	Track Data Corp.	1,200	5,052
*	Transact Technologies, Inc.	800	7,080
*	Transaction Systems Architects, Inc.	1,700	56,389
*	Transmeta Corp.	2,600	3,068
*	Transwitch Corp.	4,498	8,006
*	Travelzoo, Inc.	700	20,804
*	Trident Microsystems, Inc.	2,500	51,575
*	Trimble Navigation, Ltd.	4,300	210,571
	Trio-Tech International	255	1,604
*	Triquint Semiconductor, Inc.	14,100	69,513
	TSR, Inc.	400	1,632
*	TTM Technologies, Inc.	4,100	52,726
*	Tumbleweed Communications Corp.	5,056	14,005
* #	Tut Systems, Inc.	1,800	2,070
*	Tyler Technologies, Inc.	3,100	40,548
*	Ulticom, Inc.	4,396	47,213
*	Ultimate Software Group, Inc.	1,100	24,860
*	Ultra Clean Holdings, Inc.	100	955
*	Ultratech, Inc.	2,400	35,112
*	Unisys Corp.	31,925	170,799

59

	United Online, Inc.	5,010	57,465
* #	Universal Display Corp.	1,400	14,854
* #	UTStarcom, Inc.	12,200	100,162
*	VA Software Corp.	3,041	11,373
*	ValueClick, Inc.	6,700	118,255
*	Varian Semiconductor Equipment Associates, Inc.	5,310	187,496
*	Veeco Instruments, Inc.	2,110	51,611
*	VendingData Corp.	700	1,561
*	VeriFone Holdings, Inc.	700	16,205
*	Verint Systems, Inc.	1,300	42,965
*	VeriSign, Inc.	17,000	344,080
*	Viasat, Inc.	1,900	51,395
*	Video Display Corp.	400	3,072
*	Vignette Corp.	1,900	26,277
*	Virage Logic Corp.	2,400	19,944
*	Vishay Intertechnology, Inc.	15,810	221,498
* #	Vitesse Semiconductor, Inc.	4,600	3,910
*	Vitria Technology, Inc.	3,308	8,502
*	Vyyo, Inc.	800	4,168
*	WatchGuard Technologies, Inc.	1,000	4,150
*	Web.com, Inc.	1,800	7,722
*	WebEx Communications, Inc.	3,700	132,090
*	webMethods, Inc.	5,700	44,973
*	Websense, Inc.	1,400	28,938
*	WebSideStory, Inc.	1,200	15,204
*	Westell Technologies, Inc.	4,040	11,070
*	Western Digital Corp.	6,800	124,440
*	White Electronics Designs Corp.	2,440	12,005
*	Wind River Systems, Inc.	1,700	17,289
	Wireless Telecom Group, Inc.	2,716	6,464
*	Wireless Xcessories Group, Inc.	500	1,600
*	Witness Systems, Inc.	2,300	37,375
*	WJ Communications, Inc.	3,400	5,814
*	Wright Express Corp.	100	2,690
*	Xenonics Holdings, Inc.	1,000	1,460
*	Xerox Corp.	29,950	443,560
	Xilinx, Inc.	13,900	317,893
	X-Rite, Inc.	2,910	25,870
*	Yahoo!, Inc.	21,370	615,883
*	Zebra Technologies Corp. Class A	3,600	121,824
*	Zhone Technologies, Inc.	11,800	19,116
*	ZILOG, Inc.	2,100	7,392
* #	Zix Corp.	200	176
*	Zomax, Inc.	612	1,236
*	Zoran Corp.	4,720	84,110
*	Zygo Corp.	1,950	25,955
Total Information Technology			75,930,927

Materials — (3.7%)
*	AEP Industries, Inc.	500	21,900
	Air Products & Chemicals, Inc.	7,500	497,175
	Airgas, Inc.	7,710	276,172
*	AK Steel Holding Corp.	3,900	49,179
	Albemarle Corp.	4,600	252,540
	Alcoa, Inc.	27,650	790,514

60

*	Aleris International, Inc.	2,600	133,302
	Allegheny Technologies, Inc.	3,300	189,255
	AMCOL International Corp.	2,000	46,440
*	American Pacific Corp.	805	5,595
	American Vanguard Corp.	1,766	26,578
	Aptargroup, Inc.	3,470	178,705
	Arch Chemicals, Inc.	2,400	66,576
	Ashland, Inc.	5,110	322,645
*	Atlantis Plastics, Inc.	600	4,014
	Bairnco Corp.	500	6,030
	Balchem Corp.	1,020	20,308
#	Ball Corp.	3,500	141,190
	Bemis Co., Inc.	10,120	326,876
#	Bowater, Inc.	4,300	97,739
*	Brush Engineered Materials, Inc.	900	24,048
*	Buckeye Technologies, Inc.	600	4,878
	Cabot Corp.	5,900	196,057
#	Calgon Carbon Corp.	3,800	17,746
*	Caraustar Industries, Inc.	3,100	23,467
	Carpenter Technology Corp.	2,400	230,016
	Castle (A.M.) & Co.	1,700	48,042
	Celanese Corp. Class A	100	1,849
* #	Century Aluminum Co.	2,000	69,420
*	Chaparral Steel Co.	1,800	128,556
	Chemtura Corp.	17,700	153,813
	Chesapeake Corp.	600	8,700
	Cleveland-Cliffs, Inc.	3,400	123,998
* #	Coeur d’Alene Mines Corp.	22,400	121,632
	Commercial Metals Co.	11,500	248,285
	Compass Minerals International, Inc.	2,400	64,152
*	Constar International, Inc.	1,200	6,552
*	Core Molding Technologies, Inc.	800	5,064
	CPAC, Inc.	1,000	5,700
*	Crown Holdings, Inc.	6,600	121,374
	Cytec Industries, Inc.	4,610	245,944
	Deltic Timber Corp.	800	37,944
*	Devcon International Corp.	500	3,200
	Dow Chemical Co.	23,280	887,666
	DuPont (E.I.) de Nemours & Co., Inc.	21,000	839,370
	Eagle Materials, Inc.	3,411	122,284
	Eastman Chemical Co.	5,900	309,455
	Ecolab, Inc.	8,300	370,014
#	Empire Resources, Inc.	300	3,534
	Ferro Corp.	3,800	64,904
#	Florida Rock Industries, Inc.	4,400	163,636
*	Flotek Industries, Inc.	714	11,424
	FMC Corp.	3,800	232,256
#	Freeport-McMoRan Copper & Gold, Inc. Class B	6,000	349,260
	Friedman Industries, Inc.	600	5,100
	Georgia Gulf Corp.	3,010	79,885
	Gibraltar Industries, Inc.	3,000	72,600
	Glatfelter (P.H.) Co.	1,100	15,785
*	Graphic Packaging Corp.	19,865	77,076
	Greif, Inc. Class A	1,200	85,020
	Greif, Inc. Class B	996	66,433

61

	H.B. Fuller Co.	6,000	115,380
	Hawkins, Inc.	1,000	13,820
*	Headwaters, Inc.	3,200	70,784
*	Hecla Mining Co.	9,200	59,892
*	Hercules, Inc.	4,700	73,320
*	Huntsman Corp.	100	1,806
	International Flavors & Fragrances, Inc.	6,300	250,551
	International Paper Co.	15,510	539,283
	Kronos Worldwide, Inc.	3,283	99,803
*	Landec Corp.	1,900	19,247
*	Lesco, Inc.	1,000	7,570
	Louisiana-Pacific Corp.	7,900	154,524
	Lubrizol Corp.	6,600	287,034
	Lyondell Chemical Co.	17,700	459,846
	MacDermid, Inc.	3,300	94,545
#	Martin Marietta Materials, Inc.	2,000	164,720
*	Material Sciences Corp.	800	7,624
*	Maxxam, Inc.	450	12,299
	MeadWestavco Corp.	12,500	319,375
	Metal Management, Inc.	2,700	69,066
	Minerals Technologies, Inc.	2,000	103,980
*	Mines Management, Inc.	600	4,170
*	Mod-Pac Corp.	200	2,158
	Monsanto Co.	12,820	608,181
	Myers Industries, Inc.	1,600	26,288
*	Nalco Holding Co.	400	7,444
*	Nanophase Technologies Corp.	700	4,795
	Nevada Chemicals, Inc.	645	5,579
	NewMarket Corp.	1,400	86,702
	Newmont Mining Corp.	10,570	541,713
#	NL Industries, Inc.	2,200	22,770
	NN, Inc.	1,830	22,985
*	Northern Technologies International Corp.	400	3,228
*	Northwest Pipe Co.	679	20,547
#	Nucor Corp.	7,300	356,751
	Olin Corp.	7,000	105,210
*	OM Group, Inc.	3,053	122,120
*	OMNOVA Solutions, Inc.	3,500	19,670
*	Oregon Steel Mills, Inc.	2,800	134,876
* #	Owens-Illinois, Inc.	6,400	97,024
	Packaging Corp. of America	8,810	203,863
*	Pactiv Corp.	9,867	263,745
	Penford Corp.	1,000	15,640
	Phelps Dodge Corp.	4,500	402,750
*	Pioneer Companies, Inc.	1,100	26,796
*	PolyOne Corp.	8,920	77,336
	PPG Industries, Inc.	7,130	451,757
	Praxair, Inc.	7,210	413,926
	Quaker Chemical Corp.	1,070	20,223
	Quanex Corp.	3,900	133,887
	Reliance Steel & Aluminum Co.	7,016	229,914
	Rock of Ages Corp.	500	2,145
	Rock-Tenn Co. Class A	600	11,592
*	Rockwood Holdings, Inc.	7,097	148,895
	Rohm & Haas Co.	15,250	672,525

62

*	Rotonics Manufacturing, Inc.	1,038	3,052
#	Royal Gold, Inc.	1,500	44,685
	RPM International, Inc.	10,597	199,330
*	RTI International Metals, Inc.	1,650	71,561
	Ryerson, Inc.	600	12,708
	Schnitzer Steel Industries, Inc. Class A	2,331	74,009
	Schulman (A.), Inc.	2,800	66,052
	Schweitzer-Maudoit International, Inc.	1,300	24,700
#	Scotts Miracle-Gro Co. Class A	6,300	270,396
	Sealed Air Corp.	3,410	176,877
	Sensient Technologies Corp.	4,700	94,564
	Sigma-Aldrich Corp.	2,110	153,249
	Silgan Holdings, Inc.	2,900	102,660
*	Smurfit-Stone Container Corp.	21,710	247,277
	Spartech Corp.	3,300	74,349
	Steel Dynamics, Inc.	4,700	248,113
	Steel Technologies, Inc.	300	6,672
	Stepan Co.	1,000	29,480
*	Stillwater Mining Co.	9,400	88,642
	Summa Industries, Inc.	400	3,404
*	Symyx Technologies, Inc.	2,700	61,830
*	Synalloy Corp.	807	11,125
	Temple-Inland, Inc.	7,620	339,242
*	Terra Industries, Inc.	9,620	70,611
	Texas Industries, Inc.	1,769	83,037
*	The Mosaic Co.	1,600	25,984
*	Titanium Metals Corp.	5,000	129,000
	Tronox, Inc. Class B	383	4,941
*	U.S. Concrete, Inc.	3,500	21,455
*	United States Lime & Minerals, Inc.	434	15,303
	United States Steel Corp.	9,070	527,602
*	Universal Stainless & Alloy Products, Inc.	700	17,108
	Valhi, Inc.	10,116	274,751
	Valspar Corp.	9,520	253,232
	Vulcan Materials Co.	4,400	345,884
	Wausau Paper Corp.	5,210	70,908
	Westlake Chemical Corp.	6,116	183,235
	Weyerhaeuser Co.	7,610	471,820
*	Wheeling-Pittsburgh Corp.	1,700	29,954
*	Williams Industries, Inc.	100	235
	Worthington Industries, Inc.	8,510	162,626
* #	Zoltek Companies, Inc.	934	23,864
Total Materials			22,406,073

Other — (0.0%)
*	Pelican Financial Escrow Shares	100	0

Real Estate Investment Trusts — (0.2%)
*	American Spectrum Realty, Inc.	96	2,138
	Capital Properties, Inc.	300	8,790
	Capitalsource, Inc.	4,262	103,567
*	CB Richard Ellis Group, Inc.	6,600	151,800
	Consolidated-Tokoma Land Co.	400	26,656
	Forest City Enterprises, Inc. Class B	700	37,394
* #	HouseValues, Inc.	100	593

63

#	Jones Lang LaSalle, Inc.	2,800	233,128
	Longview Fibre Co.	2,142	44,639
*	Stratus Properties, Inc.	536	14,493
*	Tejon Ranch Co.	1,100	47,729
*	The Intergroup Corp.	200	3,309
#	The St. Joe Corp.	3,900	198,744
*	Trammell Crow Co.	2,700	92,934
*	United Capital Corp.	744	19,753
	Wilshire Enterprises, Inc.	700	3,185
Total Real Estate Investment Trusts			988,852

Telecommunication Services — (2.5%)
*	@Road, Inc.	6,103	28,867
	Alaska Communications Systems Group, Inc.	3,200	44,128
	Alltel Corp.	12,600	683,046
* #	American Tower Corp.	11,400	408,804
	AT&T, Inc.	125,680	3,912,418
	BellSouth Corp.	28,600	1,164,592
*	Boston Communications Group, Inc.	1,800	3,852
*	Broadwing Corp.	8,800	100,760
	Centennial Communications Corp.	4,700	22,043
*	Cincinnati Bell, Inc.	18,300	92,415
	Citizens Communications Co.	10,040	138,452
*	Cogent Communications Group, Inc.	5,000	46,400
	Commonwealth Telephone Enterprises, Inc.	900	31,734
	Consolidated Communications Holdings, Inc.	2,857	48,998
*	Crown Castle International Corp.	7,000	240,520
	CT Communications, Inc.	1,900	43,776
	D&E Communications, Inc.	1,600	18,192
*	Dobson Communications Corp.	10,300	70,761
*	Embarq Corp.	3,350	157,953
	FairPoint Communications, Inc.	200	3,270
*	FiberTower Corp.	6,400	49,728
*	General Communications, Inc. Class A	5,010	63,677
	Hector Communications Corp.	300	10,739
	Hickory Tech Corp.	1,130	7,831
*	IDT Corp.	200	2,770
*	IDT Corp. Class B	6,910	98,675
*	InPhonic, Inc.	500	3,540
	Iowa Telecommunications Services, Inc.	100	1,942
*	LCC International, Inc. Class A	2,200	7,546
*	Leap Wireless International, Inc.	5,900	272,934
* #	Level 3 Communications, Inc.	68,400	303,012
* #	Moscow CableCom Corp.	800	7,384
*	NeuStar, Inc.	3,400	95,948
* #	NII Holdings, Inc.	5,000	266,750
	North Pittsburgh Systems, Inc.	1,100	27,478
*	Premiere Global Services, Inc.	7,500	58,500
*	Price Communications Corp.	5,700	104,196
*	Qwest Communications International, Inc.	43,300	381,473
*	Rural Cellular Corp. Class A	900	7,119
*	SBA Communications Corp.	4,900	126,126
	Shenandoah Telecommunications Co.	800	35,168
	Sprint Nextel Corp.	90,055	1,523,731
*	SunCom Wireless Holdings, Inc.	2,500	3,575

64

	SureWest Communications	900	17,082
*	Syniverse Holdings, Inc.	600	10,050
*	TALK America Holdings, Inc.	2,300	13,340
	Telephone & Data Systems, Inc.	3,600	152,676
	Telephone & Data Systems, Inc. Special Shares	4,100	168,018
*	Time Warner Telecom, Inc.	3,600	64,692
*	United States Cellular Corp.	3,843	230,388
*	US LEC Corp.	2,602	13,400
	USA Mobility, Inc.	1,900	43,415
	Verizon Communications, Inc.	94,310	3,317,826
	Warwick Valley Telephone Co.	500	10,025
#	Windstream Corp.	12,379	163,403
*	Wireless Facilities, Inc.	3,488	7,639
*	Xeta Corp.	800	1,880
Total Telecommunication Services			14,934,657

Utilities — (3.2%)
*	AES Corp.	17,370	368,939
#	AGL Resources, Inc.	5,700	207,423
*	Allegheny Energy, Inc.	5,100	212,874
	ALLETE, Inc.	2,270	104,284
	Alliant Energy Corp.	6,100	223,199
	Ameren Corp.	6,200	332,010
	American Electric Power Co., Inc.	8,630	314,822
	American States Water Co.	1,200	46,116
	Aqua America, Inc.	7,100	168,199
*	Aquila, Inc.	28,600	130,988
	Artesian Resources Corp. Class A	373	7,423
#	Atmos Energy Corp.	6,100	175,680
#	Avista Corp.	3,700	89,688
	BIW, Ltd.	200	3,460
	Black Hills Corp.	2,400	83,544
*	Cadiz, Inc.	200	4,028
	California Water Service Group	1,400	53,312
	Cascade Natural Gas Corp.	1,000	25,650
#	CenterPoint Energy, Inc.	9,900	143,055
	Central Vermont Public Service Corp.	900	20,322
	CH Energy Group, Inc.	1,200	58,944
	Chesapeake Utilities Corp.	496	15,976
	Cleco Corp.	3,800	94,848
* #	CMS Energy Corp.	16,600	243,024
	Connecticut Water Services, Inc.	900	20,961
	Consolidated Edison, Inc.	7,360	340,032
	Constellation Energy Group	1,600	96,144
	Delta Natural Gas Co., Inc.	200	5,034
	Dominion Resources, Inc.	7,930	633,528
#	DPL, Inc.	9,100	252,980
	DTE Energy Co.	5,500	229,570
	Duke Energy Corp.	27,980	839,400
	Duquesne Light Holdings, Inc.	4,900	96,481
*	Dynegy, Inc.	29,605	183,551
	Edison International	7,430	324,245
*	El Paso Electric Co.	3,700	88,467
	Empire District Electric Co.	2,000	45,200
	Energen Corp.	5,700	248,748

65

	Energy East Corp.	9,800	237,650
	Energy West, Inc.	200	2,326
	EnergySouth, Inc.	619	21,362
	Entergy Corp.	4,800	372,720
*	Environmental Power Corp.	700	3,493
#	Equitable Resources, Inc.	3,820	140,805
	Exelon Corp.	14,680	895,186
	FirstEnergy Corp.	7,240	413,114
	Florida Public Utilities Co.	500	6,575
#	FPL Group, Inc.	8,940	397,383
#	Great Plains Energy, Inc.	6,300	192,276
	Green Mountain Power Corp.	300	9,999
	Hawaiian Electric Industries, Inc.	6,100	167,262
	IDACORP, Inc.	3,300	126,786
	KeySpan Corp.	1,600	65,600
	Laclede Group, Inc.	1,600	52,144
	Maine & Maritimes Corp.	200	3,450
	MDU Resources Group, Inc.	5,765	141,243
	MGE Energy, Inc.	1,500	50,415
	Middlesex Water Co.	1,300	26,416
*	Mirant Corp.	22,000	637,340
	National Fuel Gas Co.	6,500	248,105
	New Jersey Resources Corp.	2,900	144,014
	Nicor, Inc.	3,400	148,444
	NiSource, Inc.	8,500	179,945
#	Northeast Utilities, Inc.	11,500	262,315
	Northwest Natural Gas Co.	2,200	84,150
	NSTAR	8,000	263,440
	OGE Energy Corp.	6,800	253,232
#	Oneok, Inc.	5,000	191,350
	Otter Tail Corp.	2,300	69,345
	Peoples Energy Corp.	2,200	93,236
#	Pepco Holdings, Inc.	5,920	150,309
#	PG&E Corp.	8,100	339,633
#	Piedmont Natural Gas Co.	5,700	148,599
#	Pinnacle West Capital Corp.	3,100	142,414
	PNM Resources, Inc.	5,300	151,951
	PPL Corp.	8,610	301,092
	Progress Energy, Inc.	8,110	359,516
	Puget Energy, Inc.	8,700	196,881
	Questar Corp.	4,830	417,988
*	Reliant Energy, Inc.	23,900	321,694
	RGC Resources, Inc.	200	5,170
	SCANA Corp.	3,541	146,420
	SEMCO Energy, Inc.	2,600	15,236
	Sempra Energy	7,050	350,526
*	Sierra Pacific Resources	15,100	222,725
	SJW Corp.	1,900	57,665
	South Jersey Industries, Inc.	3,000	86,970
	Southern Co.	16,280	557,916
	Southern Union Co.	8,600	237,704
	Southwest Gas Corp.	3,100	104,470
	Southwest Water Co.	1,720	22,308
	TECO Energy, Inc.	11,200	176,624
	TXU Corp.	9,950	658,790

66

UGI Corp.	7,900	195,920
UIL Holdings Corp.	1,833	66,978
Unisource Energy Corp.	2,700	93,177
Unitil Corp.	500	12,285
Vectren Corp.	5,700	157,092
Westar Energy, Inc.	6,300	153,657
WGL Holdings, Inc.	3,700	114,959
Wisconsin Energy Corp.	3,600	154,800
WPS Resources Corp.	3,000	154,140
Xcel Energy, Inc.	12,940	269,152
York Water Co.	570	16,296
Total Utilities		18,994,327

TOTAL COMMON STOCKS		529,738,886

RIGHTS/WARRANTS — (0.0%)
* Caliper Life Sciences, Inc. Warrants 08/10/11	157	211

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (11.4%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.28%, 09/01/06 (Collateralized by $23,485,000 FHLMC 6.195%(r), 08/01/36, valued at $23,643,291) to be repurchased at $22,954,135	$22,951	22,950,769

@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.28%, 09/01/06 (Collateralized by $41,190,000 FHLB Bonds 5.125%, 08/08/08, valued at $41,341,384) to be repurchased at $40,005,867	40,000	40,000,000

Repurchase Agreement, PNC Capital Markets, Inc. 5.22%, 09/01/06 (Collateralized by $5,379,000 FHLMC 4.00%, 09/22/09, valued at $5,311,763) to be repurchased at $5,233,759	5,233	5,233,000

TOTAL TEMPORARY CASH INVESTMENTS		68,183,769

TOTAL INVESTMENTS - (100.0%)
(Cost $587,160,110)##		$597,922,866

67

U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2006

(Unaudited)

		Shares	Value †

COMMON STOCKS — (89.0%)
Consumer Discretionary — (12.7%)
*	1-800 CONTACTS, Inc.	3,000	$45,000
*	1-800-FLOWERS.COM, Inc.	3,400	15,674
*	4Kids Entertainment, Inc.	2,900	44,515
*	99 Cents Only Stores	14,400	163,584
*	A.C. Moore Arts & Crafts, Inc.	4,116	73,182
	Aaron Rents, Inc.	8,600	201,326
	Aaron Rents, Inc. Class A	1,644	35,412
#	Abercrombie & Fitch Co.	2,000	129,060
*	Acme Communications, Inc.	3,641	18,460
	Acme United Corp.	650	9,015
*	ACR Group, Inc.	2,700	15,687
	Advance Auto Parts, Inc.	6,772	203,973
	Advo, Inc.	3,700	105,783
*	Aeropostale, Inc.	7,987	202,870
*	AFC Enterprises, Inc.	3,600	53,856
*	Aftermarket Technology Corp.	4,644	93,716
*	Alderwoods Group, Inc.	4,631	91,647
	Aldila, Inc.	1,200	19,956
*	All American Semiconductor, Inc.	100	339
*	Alloy, Inc.	2,252	25,628
*	Amazon.com, Inc.	4,500	138,735
	Ambassadors Group, Inc.	1,900	53,447
	American Axle & Manufacturing Holdings, Inc.	10,500	175,245
*	American Biltrite, Inc.	300	3,072
#	American Eagle Outfitters, Inc.	4,100	158,383
	American Greetings Corp. Class A	11,000	269,720
* #	America’s Car-Mart, Inc.	2,700	42,606
	Ameristar Casinos, Inc.	7,900	164,557
* #	AnnTaylor Stores Corp.	11,100	441,780
*	Apollo Group, Inc. Class A	2,744	137,776
	Applebees International, Inc.	9,900	205,425
*	Applica, Inc.	5,400	24,948
	Arbitron, Inc.	2,600	97,552
	Arctic Cat, Inc.	2,660	44,236
	Ark Restaurants Corp.	789	18,968
#	ArvinMeritor, Inc.	14,600	216,810
	Asbury Automotive Group, Inc.	6,872	140,807
* #	Audible, Inc.	3,400	26,996
*	Audiovox Corp. Class A	1,100	16,291
*	AutoNation, Inc.	26,988	524,377
*	Autozone, Inc.	1,900	171,570
* #	Avatar Holdings, Inc.	1,744	96,129
*	Aztar Corp.	3,400	178,398

1

*	Bakers Footwear Group, Inc.	1,200	12,960
*	Ballantyne of Omaha, Inc.	2,330	11,184
*	Bally Technologies, Inc.	8,300	130,642
* #	Bally Total Fitness Holding Corp.	6,200	18,600
	Bandag, Inc.	1,100	41,866
	Bandag, Inc. Class A	1,258	39,967
	Barnes & Noble, Inc.	10,800	392,688
*	Barry (R.G.) Corp.	972	6,075
	Bassett Furniture Industries, Inc.	600	10,368
	Beasley Broadcast Group, Inc.	1,007	7,351
	Beazer Homes USA, Inc.	5,572	224,552
	Bebe Stores, Inc.	13,500	300,780
*	Bed Bath and Beyond, Inc.	7,800	263,094
	Belo Corp. Class A	10,044	163,717
*	Benihana, Inc. Class A	1,568	40,533
#	Best Buy Co., Inc.	8,200	385,400
	Big 5 Sporting Goods Corp.	2,200	43,186
*	Big Dog Holdings, Inc.	1,987	22,135
*	Big Lots, Inc.	22,375	410,581
*	BJ’s Restaurants, Inc.	4,470	82,382
#	Black & Decker Corp.	6,600	486,024
	Blair Corp.	800	19,120
#	Blockbuster, Inc. Class A	24,622	98,242
*	Blockbuster, Inc. Class B	15,200	54,264
*	Blount International, Inc.	3,300	29,865
* #	Blue Nile, Inc.	200	6,864
*	Bluegreen Corp.	1,300	14,885
	Blyth, Inc.	7,000	150,360
	Bob Evans Farms, Inc.	7,600	215,384
*	Bombay Co., Inc.	1,700	2,533
#	Bon-Ton Stores, Inc.	700	19,187
	Books-A-Million, Inc.	3,730	59,493
	Borders Group, Inc.	11,072	211,807
	BorgWarner, Inc.	11,300	640,823
	Bowl America, Inc. Class A	810	11,745
#	Boyd Gaming Corp.	11,800	426,688
*	Bright Horizons Family Solutions, Inc.	3,800	151,620
	Brinker International, Inc.	12,660	487,030
	Brown Shoe Company, Inc.	5,900	188,505
#	Brunswick Corp.	12,628	362,424
*	Buca, Inc.	4,460	24,084
	Buckle, Inc.	4,000	135,600
	Building Materials Holding Corp.	3,272	85,465
* #	Cabela’s, Inc.	13,400	269,072
*	Cablevision Systems New York Group Class A	7,000	162,960
*	Cache, Inc.	3,500	55,405
	Cadmus Communications Corp.	2,021	33,144
*	California Coastal Communities, Inc.	1,416	43,400
*	California Pizza Kitchen, Inc.	2,600	74,256
	Callaway Golf Co.	15,300	205,173
	Canterbury Park Holding Corp.	859	11,296
*	Career Education Corp.	10,600	202,990
*	CarMax, Inc.	7,000	263,830
	Carmike Cinemas, Inc.	2,800	52,332
*	Carriage Services, Inc.	3,675	16,758

2

* #	Carter’s, Inc.	9,500	219,450
*	Casual Male Retail Group, Inc.	7,100	79,875
	Catalina Marketing Corp.	4,500	128,925
	Cato Corp. Class A	6,100	141,703
*	Cavalier Homes, Inc.	3,559	12,634
*	Cavco Industries, Inc.	1,300	44,226
	CBRL Group, Inc.	6,287	237,900
	CBS Corp. Class A	4,205	120,095
	CBS Corp. Class B	45,600	1,301,880
*	CEC Entertainment, Inc.	6,300	200,844
#	Centex Corp.	8,500	433,075
*	Champion Enterprises, Inc.	4,744	32,354
*	Champps Entertainment, Inc.	2,438	14,774
#	Charles and Colvard, Ltd.	2,375	28,239
*	Charlotte Russe Holding, Inc.	4,500	120,150
*	Charming Shoppes, Inc.	21,050	277,018
*	Cheesecake Factory, Inc.	6,644	165,369
	Cherokee, Inc.	900	33,138
*	Chicos FAS, Inc.	3,300	60,852
	Choice Hotels International, Inc.	5,100	193,341
	Christopher & Banks Corp.	5,616	136,750
*	Chromcraft Revington, Inc.	1,085	11,414
	Churchill Downs, Inc.	2,700	109,134
	Circuit City Stores, Inc.	14,100	332,901
	Citadel Broadcasting Co.	13,464	123,734
	CKE Restaurants, Inc.	11,791	183,114
*	CKX, Inc.	18,137	180,826
	Claire’s Stores, Inc.	12,275	335,476
	Clear Channel Communications, Inc.	31,488	914,412
* #	Coach, Inc.	8,200	247,558
	Coachmen Industries, Inc.	800	8,008
	Coast Distribution System, Inc.	944	8,977
	Cobra Electronics Corp.	1,189	9,762
	Coinmach Service Corp. Class A	5,835	57,766
* #	Coldwater Creek, Inc.	5,050	138,723
	Collectors Universe, Inc.	1,524	20,178
	Collegiate Pacific, Inc.	2,271	19,190
*	Columbia Sportswear Co.	6,700	327,094
*	Comcast Corp. Class A	87,924	3,077,340
*	Comcast Corp. Special Class A Non-Voting	46,200	1,612,842
* #	Conn’s, Inc.	3,200	63,840
#	Cooper Tire & Rubber Co.	1,100	10,813
*	Corinthian Colleges, Inc.	16,900	204,828
*	Cosi, Inc.	400	2,096
* #	Cost Plus, Inc.	3,100	31,558
	Courier Corp.	2,400	88,416
*	Cox Radio, Inc.	8,100	128,466
	CPI Corp.	985	38,839
	Craftmade International, Inc.	800	14,000
*	Crown Media Holdings, Inc.	5,456	21,769
*	CSK Auto Corp.	4,600	52,762
	CSS Industries, Inc.	2,100	62,559
*	Culp, Inc.	400	2,036
*	Cumulus Media, Inc. Class A	8,222	82,549
	Cutter & Buck, Inc.	2,300	25,622

3

*	Cybex International, Inc.	2,200	14,498
*	Cycle Country Accessories Corp.	854	1,537
	Dana Corp.	4,500	7,785
	Darden Restaurants, Inc.	4,100	145,140
	Deb Shops, Inc.	2,300	54,234
*	Deckers Outdoor Corp.	2,600	106,626
	Decorator Industries, Inc.	452	3,926
*	dELiA*s, Inc.	1,343	9,670
	Delta Apparel, Inc.	1,819	35,161
*	Design Within Reach, Inc.	3,016	18,488
*	DeVry, Inc.	14,100	315,135
* #	Dick’s Sporting Goods, Inc.	300	12,399
*	Digital Generation Systems, Inc.	1,591	12,712
#	Dillards, Inc. Class A	15,244	475,308
*	Discovery Holding Co. Class A	35,523	497,677
*	Discovery Holding Co. Class B	1,531	21,327
	Disney (Walt) Co.	136,012	4,032,756
*	Dixie Group, Inc.	2,600	36,790
	Dollar General Corp.	26,800	344,648
*	Dollar Tree Stores, Inc.	20,000	575,600
*	Dominion Homes, Inc.	1,600	9,040
	Domino’s Pizza, Inc.	8,100	198,045
*	Dorman Products, Inc.	3,693	38,776
	Dover Downs Gaming & Entertainment, Inc.	1,500	19,695
	Dover Motorsports, Inc.	3,556	20,625
	Dow Jones & Co., Inc.	3,900	140,478
*	Drew Industries, Inc.	4,200	109,662
*	drugstore.com, Inc.	19,280	61,118
	DRYCLEAN USA, Inc.	100	180
*	DSW, Inc.	2,600	72,774
*	Duckwall-ALCO Stores, Inc.	100	3,626
*	Dura Automotive Systems, Inc.	700	280
	Eastman Kodak Co.	24,015	510,799
* #	EchoStar Communications Corp. Class A	3,400	107,950
*	Educate, Inc.	300	2,001
	Educational Development Corp.	300	1,980
*	EMAK Worldwide, Inc.	1,200	4,734
*	Emerson Radio Corp.	6,134	18,709
*	Emmis Communications Corp. Class A	2,172	26,564
	Entercom Communications Corp.	3,972	100,929
*	Entravision Communications Corp.	12,500	92,875
* #	Escala Group, Inc.	3,900	26,052
	Escalade, Inc.	2,841	29,802
	Ethan Allen Interiors, Inc.	6,600	222,750
*	Expedia, Inc.	28,900	471,648
*	Factory Card & Party Outlet Corp.	598	4,754
*	Fairchild Corp. Class A	1,100	2,926
	Family Dollar Stores, Inc.	22,900	585,553
*	Famous Dave’s of America, Inc.	2,200	32,648
	Fedders Corp.	4,263	7,034
	Federated Department Stores, Inc.	34,600	1,314,108
	Finish Line, Inc. Class A	6,072	67,581
*	Finlay Enterprises, Inc.	1,300	8,255
*	Fisher Communications, Inc.	1,814	77,821
	Flanigan’s Enterprises, Inc.	300	2,685

4

*	Fleetwood Enterprises, Inc.	6,500	45,695
	Flexsteel Industries, Inc.	1,351	17,158
	Foot Locker, Inc.	21,100	508,510
#	Ford Motor Co.	101,600	850,392
	Fortune Brands, Inc.	12,276	891,238
* #	Fossil, Inc.	9,372	176,381
*	Fountain Powerboat Industries, Inc.	500	2,100
*	Franklin Covey Co.	4,400	25,300
*	Franklin Electronic Publishers, Inc.	1,143	2,457
	Fred’s, Inc.	4,900	64,239
*	Friendly Ice Cream Corp.	900	7,866
	Frisch’s Restaurants, Inc.	1,100	26,510
*	Fuel Systems Solutions, Inc.	3,350	46,163
#	Furniture Brands International, Inc.	9,959	190,715
*	Gaiam, Inc.	4,140	47,693
*	GameStop Corp. Class A	7,700	336,336
*	GameStop Corp. Class B	300	12,120
*	GameTech International, Inc.	2,619	22,000
	Gaming Partners International Corp.	800	16,160
* #	Gander Mountain Co.	3,000	17,970
	Gannett Co., Inc.	14,500	824,325
	Gap, Inc.	15,600	262,236
*	Gaylord Entertainment Co.	8,200	358,504
*	Gemstar-TV Guide International, Inc.	77,595	249,080
#	General Motors Corp.	36,400	1,062,152
*	Genesco, Inc.	3,200	87,936
*	Gentek, Inc.	1,970	58,883
#	Gentex Corp.	17,200	249,056
	Genuine Parts Co.	15,100	624,083
*	Getty Images, Inc.	3,772	171,362
*	G-III Apparel Group, Ltd.	2,753	27,530
* #	Goodyear Tire & Rubber Co.	6,500	88,400
*	Gottschalks, Inc.	2,300	18,837
	Gray Television, Inc.	4,600	29,394
	Gray Television, Inc. Class A	100	710
	Group 1 Automotive, Inc.	1,500	67,950
*	GSI Commerce, Inc.	7,200	94,464
*	Guess?, Inc.	2,887	117,790
*	Guitar Center, Inc.	3,500	132,650
*	Gymboree Corp.	5,200	174,460
	H&R Block, Inc.	8,800	185,064
*	Hampshire Group, Ltd.	1,000	14,710
	Hancock Fabrics, Inc.	1,100	3,267
	Harley-Davidson, Inc.	4,044	236,614
	Harman International Industries, Inc.	1,400	113,568
	Harrah’s Entertainment, Inc.	22,900	1,428,044
*	Harris Interactive, Inc.	13,118	72,543
	Harte-Hanks, Inc.	6,844	181,366
*	Hartmarx Corp.	7,100	42,387
	Hasbro, Inc.	23,578	478,633
*	Hastings Entertainment, Inc.	2,673	16,786
	Haverty Furniture Co., Inc.	3,767	52,926
	Haverty Furniture Co., Inc. Class A	800	11,216
*	Hayes Lemmerz International, Inc.	3,100	5,270
	Hearst-Argyle Television, Inc.	9,967	227,846

5

*	Hibbett Sporting Goods, Inc.	2,100	51,513
#	Hilton Hotels Corp.	33,600	855,792
*	Hollywood Media Corp.	5,497	22,538
	Home Depot, Inc.	78,100	2,678,049
* #	Home Solutions of America, Inc.	8,000	42,320
	Horton (D.R.), Inc.	19,500	427,635
*	Hot Topic, Inc.	9,072	89,631
* #	Hovnanian Enterprises, Inc. Class A	2,700	71,577
*	IAC/InterActiveCorp	34,704	988,370
*	Iconix Brand Group, Inc.	7,400	109,668
	IHOP Corp.	3,700	172,753
	ILX Resorts, Inc.	763	7,065
*	Image Entertainment, Inc.	4,510	16,236
* #	Infosonics Corp.	2,840	18,346
*	Interactive Data Corp.	10,900	212,986
*	Interface, Inc. Class A	9,500	120,745
#	International Game Technology	5,587	216,105
	International Speedway Corp. Class A	6,100	295,240
* #	Interpublic Group of Companies, Inc.	34,100	313,038
*	Interstate Hotels & Resorts, Inc.	6,300	65,457
*	INVESTools, Inc.	6,500	58,500
*	Isle of Capri Casinos, Inc.	6,100	124,318
*	ITT Educational Services, Inc.	2,000	132,180
	J. Alexander’s Corp.	1,314	11,248
*	Jack in the Box, Inc.	6,887	330,438
	Jackson Hewitt Tax Service, Inc.	6,800	214,880
*	Jaclyn, Inc.	400	2,950
*	Jakks Pacific, Inc.	1,700	27,778
* #	Jarden Corp.	13,100	384,092
*	Jennifer Convertibles, Inc.	900	5,445
*	Jo-Ann Stores, Inc.	5,000	74,050
	Johnson Controls, Inc.	12,389	891,141
*	Johnson Outdoors, Inc.	621	10,284
	Jones Apparel Group, Inc.	22,300	697,990
* #	Jos. A. Bank Clothiers, Inc.	2,425	58,030
	Journal Communications, Inc. Class A	700	7,679
	Journal Register Co.	2,100	15,330
*	K2, Inc.	1,000	11,650
	KB Home	5,800	248,008
	Kellwood Co.	1,200	32,892
	Kenneth Cole Productions, Inc. Class A	1,700	39,797
*	Keystone Automotive Industries, Inc.	3,200	110,048
	Kimball International, Inc. Class B	5,300	93,492
*	Kirkland’s, Inc.	2,300	9,660
*	Kohl’s Corp.	6,300	393,813
	Koss Corp.	800	16,200
* #	Krispy Kreme Doughnuts, Inc.	12,975	107,044
*	KSW, Inc.	1,105	4,254
	K-Swiss, Inc. Class A	2,600	71,526
*	LaCrosse Footwear, Inc.	1,367	18,044
*	Lakeland Industries, Inc.	880	12,003
* #	Lamar Advertising Co.	7,700	402,710
	Landry’s Restaurants, Inc.	1,100	30,085
* #	Laureate Education, Inc.	8,362	401,543
*	Lazare Kaplan International, Inc.	1,829	17,613

6

#	La-Z-Boy, Inc.	10,464	145,973
*	Leapfrog Enterprises, Inc.	700	5,362
	Lear Corp.	5,600	113,904
	Lee Enterprises, Inc.	2,500	61,900
	Leggett & Platt, Inc.	14,500	334,225
	Lennar Corp. Class A	11,600	520,144
	Lennar Corp. Class B	3,000	124,950
*	Lenox Group, Inc.	1,889	10,730
	Levitt Corp. Class A	2,600	32,162
	Libbey, Inc.	2,500	21,175
* #	Liberty Global, Inc. Class A	28,000	661,080
*	Liberty Global, Inc. Series C	28,100	648,548
*	Liberty Media Holding Corp. Capital Class A	17,440	1,505,595
*	Liberty Media Holding Corp. Capital Class B	227	19,433
*	Liberty Media Holding Corp. Interactive Class A	28,828	549,462
*	Liberty Media Holding Corp. Interactive Class B	1,135	21,622
*	LIFE TIME FITNESS, Inc.	5,744	258,078
	Lifetime Brands, Inc.	3,000	59,880
#	Limited Brands, Inc.	10,972	282,310
*	Lin TV Corp.	1,400	10,220
*	Lincoln Educational Services	5,000	90,250
	Lithia Motors, Inc. Class A	800	20,416
*	Live Nation, Inc.	13,087	274,565
	Liz Claiborne, Inc.	17,800	665,186
*	LKQ Corp.	10,400	216,008
*	Lodgenet Entertainment Corp.	2,800	53,228
*	Lodgian, Inc.	5,100	63,801
	Lone Star Steakhouse & Saloon, Inc.	600	16,368
#	Lowe’s Companies, Inc.	34,200	925,452
*	Luby’s, Inc.	3,200	30,432
	M/I Homes, Inc.	700	22,652
*	Mace Security International, Inc.	2,649	6,119
*	Maidenform Brands, Inc.	2,200	39,138
	Marine Products Corp.	7,300	64,532
*	MarineMax, Inc.	3,200	72,736
#	Marriott International, Inc. Class A	6,200	233,492
#	Martha Stewart Living Omnimedia, Inc.	2,500	47,300
* #	Marvel Entertainment, Inc.	8,800	188,672
	Mattel, Inc.	29,620	558,041
	Matthews International Corp. Class A	6,300	224,280
*	Max & Erma’s Restaurants, Inc.	200	1,595
*	McCormick & Schmick’s Seafood Restaurants, Inc.	3,000	59,460
	McDonald’s Corp.	49,688	1,783,799
	McGraw-Hill Companies, Inc.	4,072	227,666
	MDC Holdings, Inc.	4,200	179,718
*	Meade Instruments Corp.	1,100	2,442
	Media General, Inc. Class A	1,400	55,048
*	Mediacom Communications Corp.	16,600	113,544
	Meredith Corp.	6,100	288,774
* #	Meritage Homes Corp.	3,400	139,230
	Meritage Hospitality Group, Inc.	625	2,956
*	Mestek, Inc.	2,041	29,594
* #	MGM Mirage	35,400	1,263,072
	Michaels Stores, Inc.	4,500	193,725
*	Midas, Inc.	1,400	27,384

7

*	Mity Enterprises, Inc.	800	14,640
	Modine Manufacturing Co.	2,900	67,541
* #	Mohawk Industries, Inc.	6,100	432,368
	Monaco Coach Corp.	4,200	44,352
*	Monarch Casino & Resort, Inc.	3,600	68,292
	Monro Muffler Brake, Inc.	2,800	90,244
*	Mothers Work, Inc.	1,186	45,317
	Movado Group, Inc.	900	20,241
#	Movie Gallery, Inc.	4,300	10,191
*	MTR Gaming Group, Inc.	2,400	19,200
*	Multimedia Games, Inc.	5,988	57,365
*	Nathan’s Famous, Inc.	1,112	14,367
	National Presto Industries, Inc.	1,500	81,600
*	National RV Holdings, Inc.	2,041	7,348
#	Nautilus Group, Inc.	5,700	70,566
* #	Navarre Corp.	600	2,328
* #	Netflix, Inc.	8,700	174,087
*	Nevada Gold & Casinos, Inc.	1,700	8,908
*	New Frontier Media, Inc.	5,170	43,376
*	New York & Co., Inc.	500	5,710
#	Newell Rubbermaid, Inc.	7,672	207,067
	News Corp. Class A	134,200	2,553,826
	News Corp. Class B	61,180	1,215,647
#	NIKE, Inc. Class B	3,300	266,508
	Nobel Learning Communities, Inc.	1,542	15,790
	Nobility Homes, Inc.	805	22,137
	Noble International, Ltd.	3,170	40,956
	Nordstrom, Inc.	7,372	275,344
	NTL, Inc.	12,250	324,502
* #	Nutri/System, Inc.	2,300	114,264
* #	NVR, Inc.	400	205,460
	Oakley, Inc.	13,600	223,720
*	Office Depot, Inc.	11,300	416,292
	OfficeMax, Inc.	14,244	591,553
	Omnicom Group, Inc.	3,100	271,002
*	Opinion Research Corp.	800	9,192
	Orleans Homebuilders, Inc.	3,725	45,519
#	OSI Restaurant Partners, Inc.	10,100	312,797
*	O’Charleys, Inc.	4,800	88,752
*	O’Reilly Automotive, Inc.	15,500	460,195
*	Outdoor Channel Holdings, Inc.	3,400	36,074
* #	Overstock.com, Inc.	600	11,346
	Oxford Industries, Inc.	2,100	86,268
*	P & F Industries, Inc. Class A	634	6,213
*	P.F. Chang’s China Bistro, Inc.	2,500	88,125
*	Pacific Sunwear of California, Inc.	8,400	112,224
* #	Palm Harbor Homes, Inc.	4,700	68,103
*	Panera Bread Co.	4,389	227,789
*	Pantry, Inc.	4,600	215,556
*	Papa John’s International, Inc.	2,800	95,200
*	Payless ShoeSource, Inc.	12,787	299,983
*	PC Mall, Inc.	2,625	18,112
* #	Penn National Gaming, Inc.	12,100	400,752
	Penney (J.C.) Co., Inc.	8,100	510,624
*	Perry Ellis International, Inc.	2,200	59,312

8

*	Petco Animal Supplies, Inc.	7,000	197,050
*	PetMed Express, Inc.	1,700	21,250
	PETsMART, Inc.	11,800	296,180
	Phillips-Van Heusen Corp.	10,872	420,094
*	Phoenix Footwear Group, Inc.	1,800	9,144
	Pier 1 Imports, Inc.	12,100	77,319
*	Pinnacle Entertainment, Inc.	9,816	253,056
*	Playboy Enterprises, Inc. Class A	428	4,066
*	Playboy Enterprises, Inc. Class B	3,500	33,320
*	Point.360	1,200	2,328
	Polaris Industries, Inc.	4,100	156,210
	Polo Ralph Lauren Corp.	5,400	318,546
*	Pomeroy IT Solutions, Inc.	200	1,560
#	Pool Corp.	3,200	121,824
#	Pre-Paid Legal Services, Inc.	600	22,536
*	Priceline.com, Inc.	7,800	260,442
* #	PRIMEDIA, Inc.	3,800	6,460
*	Princeton Review, Inc.	5,887	30,495
* #	Progressive Gaming International Corp.	7,800	57,642
*	Proliance International, Inc.	2,068	9,720
*	ProQuest Co.	2,144	28,751
#	Pulte Homes, Inc.	23,288	690,955
*	QEP Co., Inc.	670	4,455
*	Quaker Fabric Corp.	200	308
*	Quantum Fuel Systems Technologies Worldwide, Inc.	12,100	35,937
* #	Quiksilver, Inc.	25,200	352,800
	R.H. Donnelley Corp.	6,165	334,883
*	Radio One, Inc. Class D	6,814	41,838
	RadioShack Corp.	6,616	119,485
*	Rare Hospitality International, Inc.	6,800	194,752
*	RC2 Corp.	4,300	144,609
*	RCN Corp.	7,672	198,475
	Reader’s Digest Association, Inc.	7,600	97,356
*	Reading International, Inc. Class A	4,702	37,146
*	Reading International, Inc. Class B	300	2,310
*	Red Lion Hotels Corp.	1,800	17,676
*	Red Robin Gourmet Burgers, Inc.	3,300	139,293
*	RedEnvelope, Inc.	2,000	16,300
*	Regent Communications, Inc.	1,660	6,939
#	Regis Corp.	9,100	333,879
*	Rent-A-Center, Inc.	13,636	369,536
*	Rentrak Corp.	2,200	24,860
*	Rent-Way, Inc.	5,300	53,689
* #	Restoration Hardware, Inc.	7,900	55,537
* #	Retail Ventures, Inc.	9,000	128,970
*	Rex Stores Corp.	600	8,166
*	Rockford Corp.	1,653	5,620
*	Rocky Brands, Inc.	900	9,837
	Ross Stores, Inc.	12,000	293,880
*	Rubio’s Restaurants, Inc.	1,665	13,886
#	Ruby Tuesday, Inc.	11,417	294,787
	Russ Berrie & Co., Inc.	4,300	59,039
*	Ryan’s Restaurant Group, Inc.	7,572	119,335
#	Ryland Group, Inc.	5,400	230,418

9

*	Saga Communications, Inc. Class A	1,800	14,328
	Saks, Inc.	27,800	401,154
	Salem Communications Corp.	1,712	20,869
* #	Salton, Inc.	3,600	9,612
	Sauer-Danfoss, Inc.	9,795	220,877
*	Scholastic Corp.	8,400	252,504
* #	Scientific Games Corp.	5,672	164,885
	Scripps (E.W.) Co.	9,572	435,239
*	Sears Holdings Corp.	9,700	1,397,867
* #	Select Comfort Corp.	4,450	88,332
	Service Corp. International	58,443	490,921
*	Sharper Image Corp.	3,300	31,251
	Sherwin-Williams Co.	3,800	196,232
*	Shiloh Industries, Inc.	3,594	49,741
*	Shoe Carnival, Inc.	300	6,858
* #	Shuffle Master, Inc.	3,400	94,622
	Sinclair Broadcast Group, Inc. Class A	9,916	76,552
* #	Sirius Satellite Radio, Inc.	23,200	94,888
* #	Six Flags, Inc.	4,500	23,490
*	Skechers U.S.A., Inc. Class A	5,100	115,464
	Skyline Corp.	1,800	70,218
*	Smith & Wesson Holding Corp.	3,100	30,690
*	Smith & Wollensky Restaurant Group, Inc.	700	3,220
#	Snap-On, Inc.	11,372	496,956
	Sonesta International Hotels Corp. Class A	161	2,753
	Sonic Automotive, Inc.	6,387	135,085
*	Sonic Corp.	12,546	275,134
#	Sotheby’s Class A	4,700	130,660
* #	Source Interlink Companies, Inc.	10,800	119,340
*	Spanish Broadcasting System, Inc.	7,900	34,365
	Spartan Motors, Inc.	2,600	44,720
	Speedway Motorsports, Inc.	9,000	335,430
*	Sport Chalet, Inc. Class A	2,275	18,507
*	Sport Chalet, Inc. Class B	225	1,829
	Stage Stores, Inc.	5,400	142,344
*	Stamps.com, Inc.	4,600	87,584
	Standard Motor Products, Inc.	4,184	46,359
	Standard Pacific Corp.	5,500	131,615
	Stanley Furniture, Inc.	2,500	62,350
	Staples, Inc.	13,400	302,304
* #	Starbucks Corp.	8,587	266,283
*	Starwood Hotels & Resorts Worldwide, Inc.	17,140	912,876
#	Station Casinos, Inc.	3,500	203,875
	Stein Mart, Inc.	9,200	109,388
*	Steinway Musical Instruments, Inc.	1,800	46,116
	Steven Madden, Ltd.	3,550	130,817
	Stewart Enterprises, Inc.	3,700	21,386
*	Stoneridge, Inc.	5,110	43,282
*	Strattec Security Corp.	744	29,797
	Strayer Education, Inc.	1,200	126,480
	Stride Rite Corp.	7,472	102,740
	Sturm Ruger & Co., Inc.	5,668	42,510
*	Sunterra Corp.	2,800	34,580
	Sun-Times Media Group, Inc. Class A	9,800	73,598
#	Superior Industries International, Inc.	3,000	50,730

10

	Superior Uniform Group, Inc.	1,584	18,660
*	Syms Corp.	1,300	25,610
*	Syntax-Brillian Corp.	2,200	8,668
*	Systemax, Inc.	7,911	90,581
#	Talbots, Inc.	4,700	103,447
	Tandy Brand Accessories, Inc.	1,500	15,975
*	Tandy Leather Factory, Inc.	2,256	14,077
	Target Corp.	19,100	924,249
	Tarragon Corp.	3,500	38,815
*	Tarrant Apparel Group	600	894
	Technical Olympic USA, Inc.	7,800	94,848
* #	Tempur-Pedic International, Inc.	8,800	141,240
*	Tenneco Automotive, Inc.	7,200	163,800
*	Texas Roadhouse, Inc.	600	7,248
* #	The Children’s Place Retail Stores, Inc.	4,600	266,662
* #	The DIRECTV Group, Inc.	23,300	437,807
* #	The Dress Barn, Inc.	12,392	218,719
*	The Hallwood Group, Inc.	297	30,591
	The Marcus Corp.	1,000	20,570
	The McClatchey Co.	2,484	100,776
#	The Men’s Wearhouse, Inc.	10,100	358,045
#	The New York Times Co. Class A	27,496	619,210
	The Pep Boys - Manny, Moe & Jack	9,372	120,336
	The Stanley Works	11,300	533,699
*	The Steak n Shake Co.	4,800	77,136
#	The TJX Companies, Inc.	12,644	338,227
#	Thor Industries, Inc.	4,687	197,698
#	Tiffany & Co.	9,944	314,230
*	Timberland Co. Class A	6,472	183,870
	Time Warner, Inc.	262,220	4,358,096
* #	TiVo, Inc.	12,432	102,564
*	Toll Brothers, Inc.	14,000	369,880
* #	Tractor Supply Co.	5,900	251,222
	Traffix, Inc.	3,100	16,399
	Triarc Companies, Inc. Class A	5,200	83,096
#	Tribune Co.	34,300	1,070,503
*	Triple Crown Media, Inc.	890	6,586
* #	True Religion Apparel, Inc.	2,100	42,630
*	TRW Automotive Holdings Corp.	19,616	483,731
	Tuesday Morning Corp.	3,000	40,440
	Tupperware Corp.	6,100	109,861
*	Tween Brands, Inc.	5,200	177,112
*	Tweeter Home Entertainment Group, Inc.	1,100	4,922
*	Unifi, Inc.	2,300	5,980
	Unifirst Corp.	2,000	62,080
	United Auto Group, Inc.	18,674	381,323
*	United Retail Group, Inc.	3,087	47,293
*	Universal Electronics, Inc.	3,170	57,028
*	Universal Technical Institute, Inc.	2,600	47,970
* #	Univision Communications, Inc. Class A	23,300	805,248
*	Urban Outfitters, Inc.	2,000	31,380
#	V.F. Corp.	9,600	670,944
*	Vail Resorts, Inc.	8,000	300,960
*	Valassis Communications, Inc.	3,100	61,132
	Value Line, Inc.	900	40,761

11

*	ValueVision Media, Inc. Class A	6,372	70,347
*	Varsity Group, Inc.	3,800	15,390
*	VCG Holding Corp.	100	203
*	Vertrue, Inc.	1,469	62,271
*	Viacom, Inc. Class A	1,200	43,620
*	Viacom, Inc. Class B	12,100	439,230
*	Virco Manufacturing Corp.	1,000	4,680
	Visteon Corp.	10,800	92,556
*	Warnaco Group, Inc.	5,872	118,203
	Washington Post Co.	700	537,439
* #	WCI Communities, Inc.	6,300	97,272
	Weight Watchers International, Inc.	2,100	89,166
	Wellco Enterprises, Inc.	200	2,340
*	Wells-Gardner Electronics Corp.	2,000	5,700
	Wendy’s International, Inc.	10,157	649,032
*	West Marine, Inc.	4,800	65,616
	Westwood One, Inc.	4,300	31,519
*	Wet Seal, Inc. Class A	15,645	89,333
	Weyco Group, Inc.	2,100	44,709
#	Whirlpool Corp.	6,700	542,097
	Wiley (John) & Sons, Inc. Class A	2,600	89,700
	Wiley (John) & Sons, Inc. Class B	544	18,844
	Williams-Sonoma, Inc.	6,900	203,274
*	Wilsons The Leather Experts, Inc.	8,907	27,255
*	Winmark Corp.	495	11,947
#	Winnebago Industries, Inc.	5,000	146,000
* #	WMS Industries, Inc.	6,386	171,145
	Wolverine World Wide, Inc.	10,200	257,346
	World Wrestling Entertainment, Inc.	4,600	79,488
*	Wyndham Worldwide Corp.	11,001	321,889
* #	Wynn Resorts, Ltd.	3,100	239,971
	Xerium Technologies, Inc.	400	4,368
*	XM Satellite Radio Holdings, Inc.	4,700	60,912
	Yankee Candle Co., Inc.	3,400	87,890
*	Young Broadcasting, Inc. Class A	2,900	8,700
	Yum! Brands, Inc.	3,100	151,528
*	Zale Corp.	10,000	267,500
*	Zapata Corp.	3,800	25,726
Total Consumer Discretionary			119,970,356

Consumer Staples — (5.6%)
	Alberto-Culver Co. Class B	8,672	426,923
	Alliance One International, Inc.	19,248	77,569
	Altria Group, Inc.	63,700	5,320,861
#	American Italian Pasta Co.	4,200	34,146
	Andersons, Inc.	3,112	127,623
	Anheuser-Busch Companies, Inc.	9,300	459,234
	Archer-Daniels-Midland Co.	23,339	960,867
	Arden Group, Inc. Class A	600	68,868
	Avon Products, Inc.	5,400	155,034
*	BJ’s Wholesale Club, Inc.	12,700	334,645
*	Boston Beer Co., Inc. Class A	1,800	57,816
*	Bridgford Foods Corp.	2,200	13,596
*	Brown-Forman Corp. Class A	1,500	116,100
	Brown-Forman Corp. Class B	1,700	130,866

12

*	Cagle’s, Inc. Class A	700	5,523
	Calavo Growers, Inc.	2,749	26,968
	Cal-Maine Foods, Inc.	4,700	33,417
	Campbell Soup Co.	4,900	184,093
*	Carrington Laboratories, Inc.	1,900	7,942
	Casey’s General Stores, Inc.	9,872	233,374
	CCA Industries, Inc.	1,100	11,000
* #	Central European Distribution Corp.	7,167	165,056
* #	Central Garden & Pet Co.	4,400	192,852
*	Chattem, Inc.	3,000	104,040
	Chiquita Brands International, Inc.	2,200	37,202
	Church & Dwight Co., Inc.	9,800	377,300
	Clorox Co.	4,800	287,088
	Coca-Cola Bottling Co. Consolidated	1,407	82,450
	Coca-Cola Co.	28,044	1,256,652
	Coca-Cola Enterprises, Inc.	60,019	1,338,424
	Colgate-Palmolive Co.	6,272	375,442
	ConAgra, Inc.	47,800	1,137,640
*	Constellation Brands, Inc. Class A	25,300	690,437
*	Constellation Brands, Inc. Class B	2,444	66,477
	Corn Products International, Inc.	14,475	499,387
	Costco Wholesale Corp.	9,500	444,505
*	Cuisine Solutions, Inc.	900	4,716
	CVS Corp.	15,800	530,090
*	Darling International, Inc.	13,457	55,577
*	Dean Foods Co.	13,100	519,022
	Del Monte Foods Co.	39,460	438,006
	Delta & Pine Land Co.	3,000	121,380
*	Elizabeth Arden, Inc.	5,044	73,289
*	Energizer Holdings, Inc.	2,900	193,894
	Estee Lauder Companies, Inc.	3,300	121,638
	Farmer Brothers Co.	3,400	71,944
	Flowers Foods, Inc.	11,300	306,795
*	Galaxy Nutritional Foods, Inc.	100	33
#	General Mills, Inc.	16,444	891,758
*	Gold Kist, Inc.	500	10,080
	Golden Enterprises, Inc.	2,553	8,170
	Great Atlantic & Pacific Tea Co., Inc.	8,587	196,900
*	Green Mountain Coffee, Inc.	1,512	58,318
*	Griffin Land & Nurseries, Inc. Class A	1,072	33,028
*	Hain Celestial Group, Inc.	7,987	188,094
	Heinz (H.J.) Co.	4,100	171,544
*	Hines Horticulture, Inc.	4,500	8,820
	Hormel Foods Corp.	12,872	471,759
	Ingles Market, Inc. Class A	1,100	28,160
*	Integrated Biopharma, Inc.	829	6,599
	Inter Parfums, Inc.	4,100	66,543
	J & J Snack Foods Corp.	3,867	122,468
	J. M. Smucker Co.	11,300	549,519
*	Katy Industries, Inc.	600	1,320
	Kellogg Co.	4,800	243,360
	Kimberly-Clark Corp.	8,200	520,700
#	Kraft Foods, Inc.	29,988	1,016,893
	Lancaster Colony Corp.	6,488	286,380
	Lance, Inc.	6,000	136,860

13

* #	Lifeway Foods, Inc.	2,264	16,346
	Loews Corp. - Carolina Group	3,000	171,780
	Longs Drug Stores Corp.	7,600	345,268
#	Mannatech, Inc.	4,200	60,816
	Marsh Supermarkets, Inc. Class A	400	4,424
	Marsh Supermarkets, Inc. Class B	900	9,945
*	Maui Land & Pineapple Co., Inc.	1,662	56,757
	McCormick & Co., Inc.	3,700	134,754
	McCormick & Co., Inc. Voting Common	300	10,875
*	Medifast, Inc.	1,571	18,711
	MGP Ingredients, Inc.	3,150	75,883
	Molson Coors Brewing Co.	8,172	574,492
	Molson Coors Brewing Co. Class A	200	13,914
#	Nash Finch Co.	1,400	31,990
	National Beverage Corp.	7,466	104,972
*	Natrol, Inc.	2,100	3,402
*	Natural Alternatives International, Inc.	1,416	13,325
* #	Natural Health Trends Corp.	500	1,540
	Nature’s Sunshine Products, Inc.	600	7,080
*	NBTY, Inc.	13,100	417,366
	Nu Skin Enterprises, Inc. Class A	11,400	197,448
	Oil-Dri Corp. of America	852	15,208
*	Omega Protein Corp.	4,369	28,792
* #	Parlux Fragrances, Inc.	2,400	14,304
*	Pathmark Stores, Inc.	10,514	102,091
*	Peet’s Coffee & Tea, Inc.	2,900	73,109
	Pepsi Bottling Group, Inc.	22,500	787,725
	PepsiAmericas, Inc.	25,726	591,441
	PepsiCo, Inc.	19,744	1,288,888
*	Performance Food Group Co.	7,200	177,192
	Pilgrim’s Pride Corp.	13,800	336,168
*	Playtex Products, Inc.	9,375	123,281
*	PriceSmart, Inc.	6,100	78,812
	Procter & Gamble Co.	183,288	11,345,527
*	Pyramid Breweries, Inc.	2,300	5,451
	Ralcorp Holdings, Inc.	5,216	258,036
*	Redhook Ale Brewery, Inc.	1,280	4,979
	Reliv International, Inc.	1,000	8,470
* #	Revlon, Inc.	31,134	40,474
#	Reynolds American, Inc.	15,174	987,372
*	Rite Aid Corp.	103,232	448,027
	Rocky Mountain Chocolate Factory, Inc.	500	6,975
	Ruddick Corp.	9,500	245,005
#	Safeway, Inc.	36,400	1,125,852
*	San Filippo (John B.) & Son, Inc.	1,900	23,275
	Sanderson Farms, Inc.	4,200	131,292
	Sara Lee Corp.	9,100	151,333
*	Schiff Nutrition International, Inc.	3,900	28,119
	Seaboard Corp.	88	123,200
*	Seneca Foods Corp. Class A	773	19,170
*	Seneca Foods Corp. Class B	600	14,376
*	Smart & Final Food, Inc.	6,587	109,147
*	Smithfield Foods, Inc.	21,888	657,297
	Spartan Stores, Inc.	4,300	77,529
*	Spectrum Brands, Inc.	4,800	38,208

14

*	Star Scientific, Inc.	13,100	29,344
	Supervalu, Inc.	26,795	765,265
	Sysco Corp.	7,300	229,147
	Tasty Baking Co.	1,800	14,202
	The Hershey Co.	2,200	118,712
	The Kroger Co.	14,700	350,007
	The Topps Co., Inc.	8,000	69,840
*	Tofutti Brands, Inc.	800	2,320
	Tootsie Roll Industries, Inc.	7,102	206,029
	Tyson Foods, Inc. Class A	27,600	406,548
*	United Natural Foods, Inc.	6,800	197,540
	United-Guardian, Inc.	800	6,520
	Universal Corp.	4,500	173,835
* #	USANA Health Services, Inc.	1,700	76,092
#	UST, Inc.	4,200	222,012
#	Vector Group, Ltd.	8,015	138,419
*	Vermont Pure Holdings, Ltd.	600	1,008
	Village Super Market, Inc.	273	17,838
*	Vita Food Products, Inc.	1,010	3,030
#	Walgreen Co.	16,300	806,198
	Wal-Mart Stores, Inc.	74,400	3,327,168
	WD-40 Co.	3,200	111,200
	Weis Markets, Inc.	5,634	222,599
	Whole Foods Market, Inc.	2,244	120,323
* #	Wild Oats Markets, Inc.	5,800	94,772
	Wrigley (Wm.) Jr. Co.	2,650	123,013
Total Consumer Staples			52,865,268

Energy — (7.6%)
*	Abraxas Petroleum Corp.	4,200	17,220
	Adams Resources & Energy, Inc.	1,000	39,090
*	Allis-Chalmers Energy, Inc.	3,828	70,627
*	Alpha Natural Resources, Inc.	400	7,252
*	American Oil & Gas, Inc.	3,540	22,798
	Anadarko Petroleum Corp.	25,788	1,209,715
	Apache Corp.	19,444	1,269,304
#	Arch Coal, Inc.	4,200	137,550
*	Arena Resources, Inc.	1,100	42,460
*	Atlas America, Inc.	2,200	101,178
*	ATP Oil & Gas Corp.	2,600	101,660
*	Atwood Oceanics, Inc.	6,100	262,300
	Baker Hughes, Inc.	5,972	425,087
	Barnwell Industries, Inc.	1,710	38,030
	Berry Petroleum Corp. Class A	6,500	202,995
*	Bill Barret Corp.	300	8,676
	BJ Services Co.	9,272	318,122
*	Bolt Technology Corp.	900	15,975
*	Boots & Coots International Well Control, Inc.	3,200	5,760
*	Brigham Exploration Co.	5,354	37,639
*	Bristow Group, Inc.	1,100	41,041
	Cabot Oil & Gas Corp.	8,300	423,798
*	Callon Petroleum Co.	1,200	18,564
*	Cameron International Corp.	8,272	396,312
#	CARBO Ceramics, Inc.	3,000	119,820
*	Carrizo Oil & Gas, Inc.	4,800	133,728

15

*	Cheniere Energy, Inc.	1,800	59,220
#	Chesapeake Energy Corp.	45,500	1,436,435
	Chevron Corp.	140,324	9,036,866
	Cimarex Energy Co.	16,744	641,295
	CKX Lands, Inc.	400	5,024
*	Clayton Williams Energy, Inc.	1,928	63,200
*	CNX Gas Corp.	4,300	110,983
*	Comstock Resources, Inc.	8,888	255,619
	ConocoPhillips	106,051	6,726,815
#	CONSOL Energy, Inc.	5,200	189,644
*	Contango Oil & Gas Co.	3,116	41,443
	Crosstex Energy, Inc.	1,100	101,420
*	Dawson Geophysical Co.	1,670	45,641
*	Delta Petroleum Corp.	9,014	188,393
*	Denbury Resources, Inc.	7,900	244,979
	Diamond Offshore Drilling, Inc.	3,700	268,176
* #	Dresser-Rand Group, Inc.	17,100	349,695
*	Dril-Quip, Inc.	3,100	238,049
* #	Dune Energy, Inc.	5,784	8,040
*	Edge Petroleum Corp.	1,972	37,212
	El Paso Corp.	22,144	321,531
*	Encore Acquisition Co.	10,872	294,088
*	Endeavour International Corp.	6,400	18,688
*	Energy Partners, Ltd.	5,400	134,730
#	ENSCO International, Inc.	13,372	597,595
	EOG Resources, Inc.	10,100	654,682
	Exxon Mobil Corp.	188,684	12,768,246
*	FMC Technologies, Inc.	3,200	188,224
*	Forest Oil Corp.	12,744	431,639
	Foundation Coal Holdings, Inc.	700	25,144
#	Frontier Oil Corp.	4,400	143,880
* #	FX Energy, Inc.	3,400	18,360
* #	Gasco Energy, Inc.	8,700	25,404
*	Giant Industries, Inc.	3,100	253,270
* #	GMX Resources, Inc.	1,800	57,348
*	Goodrich Petroleum Corp.	2,200	69,696
*	Grant Prideco, Inc.	3,800	157,814
*	Grey Wolf, Inc.	37,100	271,201
	Gulf Island Fabrication, Inc.	2,500	67,675
*	Gulfmark Offshore, Inc.	4,272	129,655
*	Gulfport Energy Corp.	6,500	83,525
#	Halliburton Co.	13,344	435,281
*	Hanover Compressor Co.	20,378	383,514
*	Harvest Natural Resources, Inc.	7,844	100,325
* #	Helix Energy Solutions Group, Inc.	9,415	362,101
	Helmerich & Payne, Inc.	19,988	490,306
	Hess Corp.	16,900	773,682
	Holly Corp.	4,200	192,444
*	Hornbeck Offshore Services, Inc.	5,500	184,855
*	Houston Exploration Co.	4,100	263,015
	Hugoton Royalty Trust	369	10,428
*	Hydril Co.	3,200	209,440
*	Infinity, Inc.	2,700	11,394
* #	Input/Output, Inc.	16,300	162,511
* #	KFX, Inc.	12,340	197,687

16

	Kinder Morgan, Inc.	2,500	260,900
*	Lone Star Technologies, Inc.	6,400	290,112
	Lufkin Industries, Inc.	3,000	189,000
	Marathon Oil Corp.	22,944	1,915,824
*	Mariner Energy, Inc.	18,084	341,788
	Maritrans, Inc.	2,672	66,132
	MarkWest Hydrocarbon, Inc.	1,320	35,521
#	Massey Energy Co.	14,300	360,932
* #	Matrix Service Co.	4,800	63,312
*	Maverick Tube Corp.	5,000	321,350
* #	McMoran Exploration Co.	4,400	81,840
*	Meridian Resource Corp.	10,788	36,248
*	Metretek Technologies, Inc.	1,700	19,397
*	Mexco Energy Corp.	300	1,908
*	Mitcham Industries, Inc.	1,600	20,960
#	Murphy Oil Corp.	16,700	816,797
*	NATCO Group, Inc. Class A	2,900	105,937
* #	National-Oilwell, Inc.	15,200	992,560
*	Natural Gas Services Group	1,672	23,759
* #	Newfield Exploration Co.	15,944	689,419
*	Newpark Resources, Inc.	10,900	60,386
	Noble Energy, Inc.	20,100	993,342
*	NS Group, Inc.	4,400	200,288
	Occidental Petroleum Corp.	54,260	2,766,717
*	Oceaneering International, Inc.	6,000	215,820
*	Oil States International, Inc.	9,900	316,404
*	OMNI Energy Services Corp.	1,600	14,256
	Overseas Shipholding Group, Inc.	8,072	538,402
	Panhandle Royalty Co.	1,551	29,004
*	Parallel Petroleum Corp.	3,100	74,338
*	Parker Drilling Co.	9,800	69,580
	Patterson-UTI Energy, Inc.	13,444	368,366
	Peabody Energy Corp.	3,600	158,652
	Penn Virginia Corp.	3,600	255,564
*	Petrohawk Energy Corp.	31,871	355,362
*	Petroleum Development Corp.	3,200	136,640
*	PetroQuest Energy, Inc.	9,400	113,082
*	PHI, Inc.	514	16,962
*	PHI, Inc. Non-Voting	2,700	84,375
*	Pioneer Drilling Co.	6,000	84,540
	Pioneer Natural Resources Co.	17,100	713,241
* #	Plains Exploration & Production Co.	7,100	312,471
	Pogo Producing Co.	11,244	499,346
*	Pride International, Inc.	14,700	381,171
* #	Quicksilver Resources, Inc.	4,500	169,290
	Range Resources Corp.	18,000	503,640
* #	Rentech, Inc.	12,400	64,976
	Rowan Companies, Inc.	9,600	328,320
*	Royale Energy, Inc.	1,300	6,188
	RPC, Inc.	6,000	122,640
*	SEACOR Holdings, Inc.	4,900	426,447
	Smith International, Inc.	5,772	242,251
* #	Southwestern Energy Co.	18,772	644,818
	St. Mary Land & Exploration Co.	9,200	375,360
*	Stone Energy Corp.	2,800	123,676

17

* #	SulphCo, Inc.	7,900	52,693
	Sunoco, Inc.	8,700	625,617
*	Superior Energy Services, Inc.	7,200	229,896
*	Swift Energy Corp.	6,100	266,936
* #	Syntroleum Corp.	3,400	16,252
#	Tesoro Petroleum Corp.	6,200	400,582
*	Teton Energy Corp.	2,759	15,119
*	TETRA Technologies, Inc.	5,400	150,174
*	TGC Industries, Inc.	1,530	13,954
	The Williams Companies, Inc.	8,344	205,513
	Tidewater, Inc.	11,444	544,849
*	Todco Class A	500	18,515
* #	Toreador Resources Corp.	3,100	65,441
* #	Transmeridian Exploration, Inc.	6,900	35,190
*	TransMontaigne, Inc.	2,100	23,814
*	Trico Marine Services, Inc.	3,100	111,197
* #	Tri-Valley Corp.	2,000	12,780
*	Unit Corp.	9,300	490,203
*	Universal Compression Holdings, Inc.	6,287	342,201
	USEC, Inc.	17,564	177,572
*	VAALCO Energy, Inc.	7,700	63,294
	Valero Energy Corp.	38,968	2,236,763
*	Veritas DGC, Inc.	5,575	332,103
	W&T Offshore, Inc.	100	3,209
*	Warren Resources, Inc.	400	5,788
*	Warrior Energy Service Corp.	1,700	32,470
*	Westmoreland Coal Co.	800	18,192
*	W-H Energy Services, Inc.	4,600	232,162
*	Whiting Petroleum Corp.	7,700	346,500
*	Whittier Energy Corp.	1,634	11,275
	World Fuel Services Corp.	5,400	194,616
	XTO Energy, Inc.	17,300	791,821
Total Energy			72,470,530

Financials — (22.8%)
*	1st Constitution Bancorp	710	13,135
	1st Independence Financial Group, Inc.	200	3,460
	1st Source Corp.	4,033	120,788
	21st Century Holding Co.	1,300	20,111
	21st Century Insurance Group	17,844	268,195
	A.G. Edwards, Inc.	7,972	421,081
	Abigail Adams National Bancorp, Inc.	553	7,767
	Access National Corp.	1,372	12,485
* #	Accredited Home Lenders Holding Co.	4,487	143,270
*	ACE Cash Express, Inc.	2,999	88,800
	Advanta Corp. Class A	2,000	61,500
	Advanta Corp. Class B Non-Voting	3,942	133,476
*	Aether Holdings, Inc.	3,500	20,860
* #	Affiliated Managers Group, Inc.	4,300	397,879
	Affirmative Insurance Holdings, Inc.	124	1,831
	AFLAC, Inc.	30,835	1,389,733
	Alabama National Bancorporation	3,924	266,086
	Alfa Corp.	16,579	280,185
*	Allegheny Corp.	1,518	428,152
#	Alliance Financial Corp.	685	21,920

18

	Allstate Corp.	39,300	2,277,042
	AMBAC Financial Group, Inc.	13,472	1,166,540
	Amcore Financial, Inc.	5,172	155,419
	Ameriana Bancorp	698	9,451
	American Bancorp of New Jersey, Inc.	3,225	38,539
#	American Capital Strategies, Ltd.	17,044	660,114
	American Equity Investment Life Holding Co.	9,644	111,581
	American Express Co.	16,544	869,222
	American Financial Group, Inc.	14,348	670,339
*	American Independence Corp.	1,829	20,119
	American International Group, Inc.	160,480	10,241,834
	American National Bankshares, Inc.	1,328	31,367
	American National Insurance Co.	5,151	592,571
*	American Physicians Capital, Inc.	400	19,732
	American River Bankshares	1,104	28,483
	American West Bancorporation	2,500	55,300
*	AmeriCredit Corp.	25,200	591,948
	Ameriprise Financial, Inc.	31,908	1,459,153
	Ameris Bancorp	2,600	68,328
*	AmeriServe Financial, Inc.	4,709	22,368
	AmerUs Group Co.	6,267	424,903
	AmSouth Bancorporation	19,388	555,466
	Anchor Bancorp Wisconsin, Inc.	4,600	134,412
	AON Corp.	29,135	1,007,197
*	Argonaut Group, Inc.	5,300	162,975
	Arrow Financial Corp.	2,235	60,300
*	Asset Acceptance Capital Corp.	3,826	56,587
	Associated Banc-Corp	12,100	381,634
#	Assurant, Inc.	14,975	770,464
	ASTA Funding, Inc.	2,600	85,930
	Astoria Financial Corp.	19,788	607,492
*	Atlantic American Corp.	4,105	11,042
	Atlantic Coast Federal Corp.	3,038	53,347
*	B of I Holding, Inc.	97	698
	Baldwin & Lyons, Inc. Class A	452	11,354
	Baldwin & Lyons, Inc. Class B	2,524	61,813
	BancFirst Corp.	3,270	154,900
	Bancorp Rhode Island, Inc.	1,100	45,683
	BancorpSouth, Inc.	15,472	434,144
*	Bancshares of Florida, Inc.	1,850	39,867
	Bank Mutual Corp.	12,461	153,395
	Bank of America Corp.	279,820	14,402,335
	Bank of Commerce Holdings	1,828	18,737
	Bank of Granite Corp.	2,944	64,061
	Bank of Hawaii Corp.	4,000	195,280
	Bank of New York Co., Inc.	39,800	1,343,250
	Bank of the Ozarks, Inc.	1,900	60,648
	BankAtlantic Bancorp, Inc. Class A	11,700	164,619
	BankFinancial Corp.	1,958	34,148
	BankUnited Financial Corp. Class A	7,464	192,347
	Banner Corp.	500	20,710
	Bar Harbor Bankshares	574	16,640
	BB&T Corp.	33,469	1,432,473
*	Beach First National Bancshares, Inc.	800	20,480
	Bear Stearns Companies, Inc.	7,600	990,660

19

	Benjamin Franklin Bancorp, Inc.	100	1,405
	Berkley (W.R.) Corp.	18,067	632,345
	Berkshire Bancorp, Inc.	1,524	23,774
	Berkshire Hills Bancorp, Inc.	1,885	70,348
	Beverly Hills Bancorp, Inc.	4,700	38,587
*	BFC Financial Corp.	4,300	24,123
	Blackrock, Inc.	500	65,075
*	BNCCORP, Inc.	600	7,140
	BOK Financial Corp.	13,093	680,836
	Boston Private Financial Holdings, Inc.	7,100	177,216
	Bristol West Holdings, Inc.	5,272	77,657
	Brooke Corp.	1,500	18,015
#	Brookline Bancorp, Inc.	12,372	165,166
*	Brooklyn Federal Bancorp, Inc.	97	1,188
	Brown & Brown, Inc.	3,700	110,778
*	Brunswick Bancorp	600	7,794
	Bryn Mawr Bank Corp.	1,739	38,867
	BWC Financial Corp.	590	24,149
	C&F Financial Corp.	659	25,516
	Cadence Financial Corp.	2,470	50,882
	California First National Bancorp	2,400	35,160
	Camco Financial Corp.	1,778	23,487
	Camden National Corp.	1,424	61,944
	Capital Bank Corp.	2,526	41,957
#	Capital City Bank Group, Inc.	3,842	123,520
	Capital Corp. of the West	2,191	74,078
*	Capital Crossing Bank	700	18,767
	Capital One Financial Corp.	19,020	1,390,362
	Capital Southwest Corp.	758	82,857
	Capital Title Group, Inc.	2,600	20,202
	Capitol Bancorp, Ltd.	3,287	138,613
	Capitol Federal Financial	11,400	386,916
	Cardinal Financial Corp.	5,275	58,605
	Carrollton Bancorp	470	8,260
	Carver Bancorp, Inc.	441	7,382
	Cash America International, Inc.	5,900	217,533
*	Cash Systems, Inc.	1,400	9,086
	Cathay General Bancorp	9,072	338,295
	Center Bancorp, Inc.	2,914	46,187
	Center Financial Corp.	3,300	80,520
	Centerstate Banks of Florida, Inc.	2,500	50,900
	Central Bancorp, Inc.	400	12,212
	Central Pacific Financial Corp.	6,400	231,616
	Central Virginia Bankshares, Inc.	420	11,283
*	Centrue Financial Corp.	300	6,897
	Century Bancorp, Inc. Class A	300	7,575
	CFS Bancorp, Inc.	2,552	38,280
	Charter Financial Corp.	3,803	149,040
	Chemical Financial Corp.	5,100	150,552
	Chittenden Corp.	9,467	273,123
	Chubb Corp.	25,944	1,301,351
	Cincinnati Financial Corp.	22,148	1,033,426
	CIT Group, Inc.	24,244	1,092,435
	Citigroup, Inc.	305,532	15,078,004
#	Citizens Banking Corp.	8,900	224,280

20

	Citizens First Bancorp, Inc.	1,966	46,496
	Citizens Holding Co.	814	17,481
	Citizens South Banking Corp.	1,524	21,077
* #	Citizens, Inc.	8,933	47,524
	City Holding Co.	3,400	133,892
	City National Corp.	9,600	631,680
	Clark, Inc.	900	11,619
	Clifton Savings Bancorp, Inc.	6,335	69,305
*	CNA Financial Corp.	32,663	1,132,426
*	CNA Surety Corp.	9,028	179,657
	CNB Financial Corp.	1,850	25,493
	CoBiz, Inc.	4,500	102,510
	Codorus Valley Bancorp, Inc.	525	10,159
	Cohen & Steers, Inc.	3,570	102,138
*	Colonial Bankshares, Inc.	937	12,040
	Colony Bankcorp, Inc.	686	13,617
#	Columbia Bancorp	2,083	51,554
	Columbia Banking System, Inc.	3,244	101,472
	Comerica, Inc.	18,400	1,053,400
	Comm Bancorp, Inc.	344	14,235
#	Commerce Bancorp, Inc.	17,744	591,053
	Commerce Bancshares, Inc.	10,185	510,472
	Commerce Group, Inc.	13,315	396,654
	Commercial Bancshares, Inc.	1,274	44,934
	Commercial Capital Bancorp, Inc.	700	11,123
	Commercial National Financial Corp.	644	12,874
	Commonwealth Bankshares, Inc.	963	25,751
*	Community Bancorp	28	949
	Community Bancorp, Inc.	800	31,240
	Community Bank System, Inc.	6,272	137,169
	Community Banks, Inc.	5,103	133,290
	Community Bankshares, Inc.	740	12,506
	Community Capital Corp.	654	14,061
	Community Central Bank Corp.	610	6,527
	Community Trust Bancorp, Inc.	3,103	119,217
	Community West Bancshares	1,100	17,187
#	Compass Bancshares, Inc.	12,072	700,176
* #	CompuCredit Corp.	9,844	286,953
*	Conseco, Inc.	30,700	635,490
*	Consumer Portfolio Services, Inc.	4,730	28,049
	Cooperative Bankshares, Inc.	1,350	25,380
#	Corus Bankshares, Inc.	11,144	243,051
	Countrywide Financial Corp.	38,100	1,287,780
*	Cowlitz Bancorporation	998	16,816
	Crawford & Co. Class A	5,040	36,036
	Crawford & Co. Class B	5,100	40,341
	Cullen Frost Bankers, Inc.	8,572	505,405
	CVB Financial Corp.	11,331	169,285
*	Dearborn Bancorp, Inc.	1,272	30,331
	Delphi Financial Group, Inc. Class A	8,378	325,737
	Delta Financial Corp.	5,000	44,950
	Desert Community Bank	1,200	22,080
	Dime Community Bancshares	7,500	107,175
	Direct General Corp.	300	3,996
*	Dollar Financial Corp.	400	7,636

21

	Donegal Group, Inc. Class A	3,956	73,542
	Donegal Group, Inc. Class B	1,166	19,501
#	Downey Financial Corp.	5,600	343,784
*	E*TRADE Financial Corp.	39,939	942,161
	East West Bancorp, Inc.	9,372	379,566
	Eaton Vance Corp.	6,644	176,664
	EMC Insurance Group, Inc.	1,700	49,827
*	Empire Financial Holding Co.	1,429	4,330
*	Encore Capital Group, Inc.	2,200	25,608
	Enterprise Financial Services Corp.	2,200	64,878
	Erie Indemnity Co.	9,122	465,587
	ESB Financial Corp.	2,877	32,798
	Evans Bancorp, Inc.	505	10,352
	Exchange National Bancshares, Inc.	886	27,023
*	EZCORP, Inc. Class A Non-Voting	2,400	94,248
	F.N.B. Corp.	12,300	201,351
	FBL Financial Group, Inc. Class A	5,772	191,400
	Federal Agriculture Mortgage Corporation Class A	200	3,806
	Federal Agriculture Mortgage Corporation Class C	2,172	60,925
	Federal Home Loan Mortgage Corporation	35,760	2,274,336
	Federal National Mortgage Association	38,692	2,037,134
	Federal Trust Corp.	1,598	16,971
	Federated Investors, Inc.	4,644	155,481
	Fidelity Bancorp, Inc.	600	11,142
	Fidelity Bankshares, Inc.	4,000	151,560
	Fidelity National Financial, Inc.	22,304	897,290
#	Fidelity National Title Group, Inc.	420	8,467
	Fidelity Southern Corp.	2,102	38,151
	Fifth Third Bancorp	34,420	1,354,083
	Financial Federal Corp.	5,400	141,480
	Financial Institutions, Inc.	2,550	63,699
*	First Acceptance Corp.	9,844	116,750
	First Albany Companies, Inc.	2,364	8,345
	First American Corp.	17,016	691,190
	First Bancorp	3,020	62,514
	First Bancorp of Indiana, Inc.	193	3,657
	First Bancshares, Inc.	400	6,508
	First Busey Corp.	4,183	90,144
*	First Cash Financial Services, Inc.	6,300	131,229
	First Charter Corp.	6,472	157,205
	First Citizens BancShares, Inc.	1,700	332,860
	First Commonwealth Financial Corp.	14,472	186,110
	First Community Bancorp	5,180	277,700
	First Community Bancshares, Inc.	2,318	78,928
	First Defiance Financial Corp.	1,500	40,935
	First Federal Bancshares of Arkansas, Inc.	1,000	23,005
	First Federal Bancshares, Inc.	200	3,662
	First Federal Bankshares, Inc.	600	12,978
	First Federal of Northern Michigan Bancorp, Inc.	598	5,801
	First Financial Bancorp	4,967	76,988
	First Financial Bankshares, Inc.	4,000	155,400
	First Financial Corp.	2,700	89,208
	First Financial Holdings, Inc.	2,400	82,896
	First Financial Service Corp.	1,001	30,856
	First Franklin Corp.	400	6,438

22

	First Horizon National Corp.	11,273	430,403
	First Indiana Corp.	3,475	84,964
	First Keystone Financial, Inc.	400	7,460
	First M&F Corp.	1,900	34,504
#	First Marblehead Corp.	5,000	262,500
*	First Mariner Bancorp, Inc.	1,300	24,700
	First Merchants Corp.	3,772	91,924
	First Midwest Bancorp, Inc.	8,700	324,945
	First Mutual Bancshares, Inc.	900	25,191
	First National Lincoln Corp.	1,900	33,250
	First Niagara Financial Group, Inc.	23,016	344,319
	First PacTrust Bancorp, Inc.	733	20,722
	First Place Financial Corp.	3,133	73,719
*	First Regional Bancorp	2,346	66,274
	First Republic Bank	5,500	234,410
#	First South Bancorp, Inc.	2,000	65,720
	First State Bancorporation	3,600	92,124
	First United Corp.	1,400	30,212
	First West Virginia Bancorp, Inc.	200	3,905
	Firstbank Corp.	1,410	33,699
	FirstBank NW Corp.	400	11,356
*	FirstCity Financial Corp.	2,540	26,518
*	FirstFed Financial Corp.	3,400	172,924
	FirstMerit Corp.	6,300	144,963
	Flag Financial Corp.	3,064	76,477
	Flagstar Bancorp, Inc.	13,300	193,382
	Flushing Financial Corp.	4,323	75,782
	FMS Financial Corp.	1,050	17,692
	FNB Corp. VA	1,600	56,608
	FNB Financial Services Corp.	1,611	23,086
	FNB United Corp.	2,412	43,537
*	FPIC Insurance Group, Inc.	772	31,837
*	Franklin Bank Corp.	5,000	99,400
*	Franklin Credit Management Corp.	1,463	10,409
	Franklin Resources, Inc.	4,700	462,527
	Fremont General Corp.	10,844	154,852
	Frontier Financial Corp.	5,500	224,895
	Fulton Financial Corp.	33,909	566,280
	Gallagher (Arthur J.) & Co.	8,800	235,840
	GAMCO Investors, Inc.	750	28,747
	Gateway Financial Holdings, Inc.	2,395	34,704
	GB&T Bancshares, Inc.	2,800	58,968
	Genworth Financial, Inc.	500	17,215
	German American Bancorp, Inc.	2,400	32,640
*	GFI Group, Inc.	300	13,950
	Glacier Bancorp, Inc.	6,400	207,872
	Golden West Financial Corp.	10,680	806,233
	Gouverneur Bancorp, Inc.	400	5,600
	Great American Financial Resources, Inc.	9,568	200,354
*	Great Lakes Bancorp, Inc.	1,916	30,445
	Great Pee Dee Bancorp, Inc.	198	2,920
	Great Southern Bancorp, Inc.	2,884	80,377
*	Greater Atlantic Financial Corp.	340	1,564
	Greater Bay Bancorp	10,372	295,291
	Greater Community Bancorp	1,677	25,574

23

	Greene County Bancshares, Inc.	2,068	70,374
#	Greenhill & Co., Inc.	2,700	148,581
*	Greenville First Bancshares, Inc.	444	8,556
	GS Financial Corp.	200	3,375
	Guaranty Federal Bancshares, Inc.	500	14,275
	Habersham Bancorp	500	12,250
	Hancock Holding Co.	5,000	259,200
	Hanmi Financial Corp.	10,072	196,605
	Hanover Insurance Group, Inc.	10,030	446,335
	Harbor Florida Bancshares, Inc.	3,600	159,444
	Harleysville Group, Inc.	6,410	230,696
	Harleysville National Corp.	5,891	121,778
#	Harleysville Savings Financial Corp.	776	13,107
	Harrington West Financial Group, Inc.	1,289	20,985
	Hartford Financial Services Group, Inc.	18,944	1,626,532
	HCC Insurance Holdings, Inc.	21,751	706,690
#	Heartland Financial USA, Inc.	3,366	90,646
*	Hercules Technology Growth Capital, Inc.	2,024	23,883
	Heritage Commerce Corp.	2,570	60,215
	Heritage Financial Corp.	1,149	31,333
	HF Financial Corp.	673	11,084
	Hilb Rogal Hamilton Co.	7,070	305,919
	Hingham Institution for Savings	304	11,701
	HMN Financial, Inc.	914	32,840
	Home Federal Bancorp	660	17,510
	HopFed Bancorp, Inc.	710	11,608
	Horace Mann Educators Corp.	5,072	93,122
	Horizon Financial Corp.	2,100	62,874
	Hudson City Bancorp, Inc.	74,005	966,505
#	Huntington Bancshares, Inc.	21,700	519,064
	IBERIABANK Corp.	1,924	112,169
	IBT Bancorp, Inc.	500	21,150
	Independence Holding Co.	3,131	62,902
	Independent Bank Corp. MA	3,101	105,899
	Independent Bank Corp. MI	4,830	121,233
#	IndyMac Bancorp, Inc.	13,744	537,390
	Infinity Property & Casualty Corp.	4,200	159,390
	Integra Bank Corp.	3,700	95,534
	Interchange Financial Services Corp.	2,500	56,675
	International Bancshares Corp.	12,356	352,270
*	Intervest Bancshares Corp.	1,600	67,232
*	Investment Technology Group, Inc.	3,400	157,114
	Investors Capital Holdings, Ltd.	1,200	5,148
#	Investors Financial Services Corp.	5,200	241,072
	Investors Title Co.	400	17,400
	Irwin Financial Corp.	6,200	118,048
	ITLA Capital Corp.	500	26,225
	Janus Capital Group, Inc.	38,103	677,471
	Jefferies Group, Inc.	23,156	577,048
	Jefferson Bancshares, Inc.	1,511	20,293
	JPMorgan Chase & Co.	216,644	9,891,965
	Kearny Financial Corp.	400	5,988
	KeyCorp	24,844	914,011
	K-Fed Bancorp	3,052	47,520
*	KMG America Corp.	500	3,815

24

	KNBT Bancorp, Inc.	6,103	98,869
*	Knight Capital Group, Inc.	6,119	106,838
* #	LaBranche & Co., Inc.	2,300	19,090
	Lakeland Bancorp, Inc.	4,085	60,458
	Lakeland Financial Corp.	2,700	66,555
	LandAmerica Financial Group, Inc.	2,000	126,480
	Landmark Bancorp, Inc.	400	11,246
	Leesport Financial Corp.	1,134	24,948
	Legacy Bancorp, Inc.	2,100	31,815
#	Legg Mason, Inc.	8,400	766,584
	Lehman Brothers Holdings, Inc.	33,526	2,139,294
	Leucadia National Corp.	27,600	710,148
	Lincoln Bancorp	1,300	23,400
	Lincoln National Corp.	15,346	931,502
	LNB Bancorp, Inc.	1,301	22,702
	Loews Corp.	34,416	1,324,328
	LSB Bancshares, Inc.	1,554	26,340
	LSB Corp.	900	15,615
	LSB Financial Corp.	198	5,321
	M&T Bank Corp.	6,900	844,974
	Macatawa Bank Corp.	3,175	73,882
	MAF Bancorp, Inc.	6,972	287,734
	MainSource Financial Group, Inc.	3,600	61,020
*	Markel Corp.	1,800	653,994
*	MarketAxess Holdings, Inc.	500	4,710
*	Marlin Business Services, Inc.	2,600	58,110
	Marsh & McLennan Companies, Inc.	13,500	353,160
#	Marshall & Ilsley Corp.	23,172	1,080,510
	MASSBANK Corp.	793	26,225
	Mayflower Co-Op Bank Middleboro	400	5,104
	MB Financial, Inc.	7,206	265,928
	MBIA, Inc.	17,172	1,058,310
	MBT Financial Corp.	3,800	57,266
	MCG Capital Corp.	11,000	176,440
*	Meadowbrook Insurance Group, Inc.	1,400	14,476
	Medallion Financial Corp.	2,600	30,394
	Mellon Financial Corp.	7,400	275,502
	Mercantile Bancorp, Inc.	1,000	21,840
	Mercantile Bank Corp.	1,630	66,048
	Mercantile Bankshares Corp.	11,430	422,110
	Mercer Insurance Group, Inc.	1,373	33,487
	Merchants Bancshares, Inc.	1,246	30,402
	Merchants Group, Inc.	504	15,060
	Mercury General Corp.	10,844	545,128
	Merrill Lynch & Co., Inc.	58,327	4,288,784
	Merrill Merchants Bancshares, Inc.	715	18,411
	Meta Financial Group, Inc.	400	9,320
	MetLife, Inc.	47,360	2,606,221
	MetroCorp Bancshares, Inc.	1,498	47,561
	MFB Corp.	200	6,274
	MGIC Investment Corp.	10,672	617,589
	MicroFinancial, Inc.	2,740	9,261
	Mid Penn Bancorp, Inc.	757	18,289
	Midland Co.	3,872	160,301
	MidSouth Bancorp, Inc.	894	27,669

25

	Mid-State Bancshares	4,500	121,815
	Midwest Banc Holdings, Inc.	4,500	107,865
	MidWestOne Financial Group, Inc.	900	17,352
	Monroe Bancorp	1,274	20,448
	Moody’s Corp.	2,800	171,304
	Morgan Stanley	67,864	4,464,773
*	Move, Inc.	13,000	59,540
	Municipal Mortgage & Equity, L.L.C.	4,600	129,996
	MutualFirst Financial, Inc.	762	15,773
*	Nasdaq Stock Market, Inc.	4,775	136,135
	National City Corp.	37,788	1,306,709
	National Financial Partners Corp.	5,172	190,433
	National Interstate Corp.	213	5,915
	National Penn Bancshares, Inc.	9,347	191,146
	National Security Group, Inc.	500	8,275
	National Western Life Insurance Co. Class A	751	172,955
	Nationwide Financial Services, Inc.	6,800	329,188
*	Navigators Group, Inc.	3,444	158,700
	NBT Bancorp, Inc.	7,100	165,998
*	Nelnet, Inc. Class A	8,100	240,975
	NetBank, Inc.	10,300	63,242
	New England Bancshares, Inc.	831	10,554
	New Hampshire Thrift Bancshares, Inc.	900	14,985
	New York Community Bancorp, Inc.	38,600	633,426
	NewAlliance Bancshares, Inc.	22,749	331,680
	NewMil Bancorp, Inc.	688	27,761
*	Newtek Business Services, Inc.	3,424	5,855
	North Bay Bancorp	925	25,548
	North Central Bancshares, Inc.	200	7,975
	North Fork Bancorporation, Inc.	27,500	754,600
	North Valley Bancorp	1,645	26,320
	Northeast Bancorp	424	8,734
*	Northern Empire Bancshares	2,522	59,519
	Northern Trust Corp.	17,244	965,492
	Northrim BanCorp, Inc.	1,260	34,461
	Northway Financial, Inc.	200	6,800
	Northwest Bancorp, Inc.	10,254	272,756
	Norwood Financial Corp.	515	16,271
	Nuveen Investments	4,072	194,397
	NYMAGIC, Inc.	1,979	58,559
* #	NYSE Group, Inc.	4,300	254,990
	Oak Hill Financial, Inc.	700	17,500
	OceanFirst Financial Corp.	2,669	58,344
*	Ocwen Financial Corp.	12,501	184,390
#	Odyssey Re Holdings Corp.	13,644	414,778
	Ohio Casualty Corp.	12,460	323,337
	Ohio Valley Banc Corp.	800	20,360
	Old National Bancorp	13,644	255,279
	Old Republic International Corp.	30,063	628,317
	Old Second Bancorp, Inc.	2,600	78,936
	Omega Financial Corp.	2,600	79,898
	optionsXpress Holding, Inc.	546	14,262
	PAB Bankshares, Inc.	1,925	39,462
	Pacific Capital Bancorp	9,200	257,232
	Pacific Continental Corp.	2,273	38,868

26

*	Pacific Mercantile Bancorp	2,376	39,323
*	Pacific Premier Bancorp, Inc.	1,200	14,340
	Pamrapo Bancorp, Inc.	1,152	22,902
	Park Bancorp, Inc.	200	6,525
#	Park National Corp.	2,700	279,747
	Parkvale Financial Corp.	1,269	39,187
	Partners Trust Financial Group, Inc.	9,244	101,314
*	Patient Safety Technologies, Inc.	700	1,295
	Peapack-Gladstone Financial Corp.	1,718	42,228
*	Penn Treaty American Corp.	3,292	25,776
	Pennfed Financial Services, Inc.	2,800	49,588
	Penns Woods Bancorp, Inc.	800	29,880
*	Pennsylvania Commerce Bancorp, Inc.	1,305	35,405
	Peoples Bancorp of North Carolina	750	20,377
	Peoples Bancorp, Inc. IN	600	11,520
	Peoples Bancorp, Inc. OH	2,167	65,530
	Peoples Bank CT	8,200	296,430
	Peoples Community Bancorp	870	16,530
	PFF Bancorp, Inc.	4,872	175,830
*	Philadelphia Consolidated Holding Corp.	10,787	390,058
*	Pico Holdings, Inc.	2,772	93,943
	Pinnacle Bancshares, Inc.	200	2,828
*	Pinnacle Financial Partners, Inc.	2,995	105,873
*	Piper Jaffray Companies, Inc.	1,000	58,580
	Placer Sierra Bancshares	38	903
*	PMA Capital Corp. Class A	7,057	65,983
	PMI Group, Inc.	11,372	491,725
	PNC Financial Services Group, Inc.	18,316	1,296,590
	Pocahontas Bancorp, Inc.	800	12,800
*	Portfolio Recovery Associates, Inc.	3,100	123,132
*	Premier Financial Bancorp, Inc.	1,103	15,883
	Presidential Life Corp.	1,300	30,641
	Princeton National Bancorp, Inc.	700	23,450
	Principal Financial Group, Inc.	17,348	923,608
	PrivateBancorp, Inc.	3,400	150,960
*	ProAssurance Corp.	6,400	321,920
	ProCentury Corp.	2,892	42,570
	Progressive Corp.	18,564	456,489
#	Prosperity Bancshares, Inc.	6,739	237,752
	Protective Life Corp.	13,844	637,239
	Providence Community Bancshares, Inc.	324	5,984
	Provident Bankshares Corp.	6,800	254,864
	Provident Financial Holdings, Inc.	1,498	45,884
	Provident Financial Services, Inc.	14,144	263,786
	Provident New York Bancorp	8,906	124,239
	Prudential Financial, Inc.	31,616	2,320,931
*	PSB Bancorp, Inc.	1,200	19,116
	PSB Holdings, Inc.	1,491	16,252
	Pulaski Financial Corp.	1,779	29,354
	Radian Group, Inc.	10,572	633,051
	Rainier Pacific Financial Group, Inc.	1,570	28,872
	Raymond James Financial, Inc.	20,250	561,330
*	Realogy Corp.	13,751	294,271
	Regions Financial Corp.	29,158	1,049,396
	Reinsurance Group of America, Inc.	12,134	627,085

27

	Renasant Corp.	3,234	98,734
	Republic Bancorp, Inc.	8,676	112,181
	Republic Bancorp, Inc. Class A	3,535	76,886
*	Republic First Bancorp, Inc.	2,125	28,093
	Resource America, Inc.	3,600	74,160
*	Rewards Network, Inc.	5,955	25,904
	Riverview Bancorp, Inc.	2,304	30,182
	RLI Corp.	5,044	246,652
	Rome Bancorp, Inc.	2,073	26,700
	Royal Bancshares of Pennsylvania, Inc. Class A	2,231	57,939
*	RTW, Inc.	300	3,138
	Rurban Financial Corp.	1,051	11,614
	S&T Bancorp, Inc.	4,900	152,243
	S.Y. Bancorp, Inc.	2,807	79,045
	SAFECO Corp.	15,244	879,731
	Safety Insurance Group, Inc.	300	15,426
	Salisbury Bancorp, Inc.	400	15,880
	Sanders Morris Harris Group, Inc.	4,111	57,842
	Sandy Spring Bancorp, Inc.	3,172	115,746
	SCBT Financial Corp.	1,816	70,679
	Schwab (Charles) Corp.	23,268	379,501
*	SCPIE Holdings, Inc.	2,204	52,477
*	Seabright Insurance Holdings	44	557
	Seacoast Banking Corp. of Florida	3,700	113,849
	Security Bank Corp.	3,753	84,067
*	Security National Financial Corp. Class A	1,210	4,973
	SEI Investments Co.	2,744	140,054
	Selective Insurance Group, Inc.	5,567	289,595
	Shore Financial Corp.	480	8,112
	Siebert Financial Corp.	4,030	11,083
	Sierra Bancorp	2,070	64,915
	Simmons First National Corp. Class A	2,944	84,846
	Sky Financial Group, Inc.	21,300	524,406
#	SLM Corp.	5,300	257,209
	South Financial Group, Inc.	14,863	401,747
#	South Street Financial Corp.	400	3,590
*	Southcoast Financial Corp.	1,170	23,868
	Southern Community Financial Corp.	3,895	37,937
*	Southern Connecticut Bancorp, Inc.	800	5,680
#	Southside Bancshares, Inc.	2,549	63,725
	Southwest Bancorp, Inc.	2,944	78,163
	Southwest Georgia Financial Corp.	814	16,219
	Sovereign Bancorp, Inc.	8,295	172,868
	StanCorp Financial Group, Inc.	10,475	487,821
	State Auto Financial Corp.	7,070	221,574
	State Bancorp, Inc.	2,300	42,642
	State Street Corp.	9,000	556,200
	Sterling Bancorp	3,835	74,514
	Sterling Bancshares, Inc.	8,972	186,079
	Sterling Financial Corp.	7,600	251,256
	Sterling Financial Corp. (PA)	6,000	134,340
	Stewart Information Services Corp.	1,972	67,265
*	Stifel Financial Corp.	2,428	77,623
	Student Loan Corp.	3,350	615,730
	Suffolk Bancorp	1,900	66,196

28

	Summit Bancshares, Inc.	2,000	56,720
	Summit Bank Corp.	1,528	24,448
* #	Sun American Bancorp	4,117	22,438
*	Sun Bancorp, Inc.	3,980	71,361
	SunTrust Banks, Inc.	23,344	1,783,482
*	Superior Bancorp	4,500	52,515
	Susquehanna Bancshares, Inc.	10,900	266,723
	Sussex Bancorp	505	7,257
*	SVB Financial Group	6,700	302,773
	SWS Group, Inc.	1,000	24,600
	Synergy Financial Group, Inc.	2,453	39,273
	Synovus Financial Corp.	30,288	880,775
#	T. Rowe Price Group, Inc.	7,200	317,232
	Taylor Capital Group, Inc.	2,300	67,643
	TCF Financial Corp.	10,400	271,128
	TD Banknorth, Inc.	29,078	860,709
	Team Financial, Inc.	892	12,934
	Teche Holding Co.	400	20,400
*	Temecula Valley Bancorp, Inc.	1,600	39,200
*	Texas Capital Bancshares, Inc.	362	7,186
	Texas Regional Bancshares, Inc. Class A	8,420	322,233
	Texas United Bancshares, Inc.	1,875	62,194
	TF Financial Corp.	503	15,291
*	The Bancorp, Inc.	2,800	65,268
#	The Colonial BancGroup, Inc.	14,100	345,309
* #	The Enstar Group, Inc.	638	60,546
	The Goldman Sachs Group, Inc.	26,900	3,998,685
	The Phoenix Companies, Inc.	1,900	28,044
	The Savannah Bancorp, Inc.	900	30,249
	The St. Paul Travelers Companies, Inc.	44,760	1,964,964
	The Wilber Corp.	2,420	24,321
	TIB Financial Corp.	1,276	41,240
	TierOne Corp.	3,744	127,708
	Timberland Bancorp, Inc.	700	27,321
	Tompkins County Trustco, Inc.	1,890	84,785
	Torchmark Corp.	9,172	570,590
	Tower Financial Corp.	925	16,465
	Tower Group, Inc.	400	11,664
*	Tradestation Group, Inc.	4,400	64,460
	Transatlantic Holdings, Inc.	8,467	520,043
*	Triad Guaranty, Inc.	3,000	150,810
	Trico Bancshares	3,100	76,353
	TrustCo Bank Corp. NY	6,700	73,700
	Trustmark Corp.	10,872	343,229
	U.S. Bancorp	48,400	1,552,188
*	U.S.I. Holdings Corp.	500	6,685
	UCBH Holdings, Inc.	18,500	335,590
	UMB Financial Corp.	8,800	306,856
	Umpqua Holdings Corp.	11,877	325,073
*	Unico American Corp.	100	1,051
	Union Bankshares Corp.	1,842	77,953
#	Union Bankshares, Inc.	700	14,791
	UnionBanCal Corp.	13,000	778,700
	UnionBancorp, Inc.	835	15,247
	United Bancshares, Inc.	800	12,960

29

	United Bankshares, Inc.	8,200	305,614
	United Community Banks, Inc.	7,869	247,087
	United Community Financial Corp.	6,567	83,467
	United Financial Bancorp, Inc.	800	10,480
	United Financial Corp.	726	15,282
	United Fire & Casualty Co.	2,400	67,152
*	United PanAm Financial Corp.	3,544	60,496
#	United Security Bancshares	2,428	56,232
	Unitrin, Inc.	13,600	596,768
	Unity Bancorp, Inc.	1,240	19,009
*	Universal American Financial Corp.	10,000	153,300
	Univest Corporation of Pennsylvania	2,700	80,622
	UnumProvident Corp.	25,738	487,735
	USB Holding Co., Inc.	4,570	101,226
	Vail Banks, Inc.	862	14,594
*	Valley Bancorp	701	31,468
	Valley National Bancorp	15,336	393,368
	Vineyard National Bancorp Co.	2,189	59,606
*	Virginia Commerce Bancorp, Inc.	4,285	94,956
	Virginia Financial Group, Inc.	1,536	66,908
#	Wachovia Corp.	100,548	5,492,937
	Waddell & Reed Financial, Inc.	7,072	164,212
	Wainwright Bank & Trust Co.	1,245	14,069
	Washington Banking Co.	1,426	31,401
	Washington Federal, Inc.	17,609	391,272
	Washington Mutual, Inc.	61,676	2,583,608
*	Washington Savings Bank, FSB	1,586	14,274
	Washington Trust Bancorp, Inc.	2,870	75,739
	Wayne Savings Bancshares, Inc.	600	8,925
	Webster Financial Corp.	10,444	493,375
	Wells Fargo & Co.	91,400	3,176,150
	Wesbanco, Inc.	4,680	141,944
	Wesco Financial Corp.	1,298	545,874
	West Bancorporation	3,247	56,433
	West Coast Bancorp	3,100	94,674
	Westamerica Bancorporation	4,600	220,018
	Westbank Corp.	850	19,193
*	Western Alliance Bancorp	5,400	199,314
	Westfield Financial, Inc.	2,134	61,715
	Westwood Holdings Group, Inc.	932	17,904
	Whitney Holding Corp.	12,827	451,126
	Willow Grove Bancorp, Inc.	3,300	54,186
	Wilmington Trust Corp.	10,472	461,292
	Wilshire Bancorp, Inc.	5,747	111,664
	Wintrust Financial Corp.	5,200	261,612
*	World Acceptance Corp.	3,672	146,770
	WVS Financial Corp.	302	5,025
	Yardville National Bancorp	2,200	79,486
	Zenith National Insurance Corp.	4,450	168,210
#	Zions Bancorporation	9,800	774,102
Total Financials			215,838,407

Health Care — (8.9%)
*	Abaxis, Inc.	2,500	60,050
	Abbott Laboratories	24,600	1,198,020

30

*	Abiomed, Inc.	4,500	67,140
* #	Abraxis Bioscience, Inc.	3,700	92,056
*	Acadia Pharmaceuticals, Inc.	1,931	16,722
*	Accelrys, Inc.	1,300	7,150
*	Acusphere, Inc.	5,188	17,587
*	Adeza Biomedical Corp.	200	3,394
*	Adolor Corp.	4,000	99,800
*	Advanced Magnetics, Inc.	800	29,320
* #	Advanced Medical Optics, Inc.	10,400	500,760
*	Advancis Pharmaceutical Corp.	6,000	24,780
* #	ADVENTRX Pharmaceuticals, Inc.	10,600	38,690
	Aetna, Inc.	21,144	788,037
*	Affymetrix, Inc.	1,600	34,096
*	Air Methods Corp.	2,634	61,372
*	Akorn, Inc.	6,783	26,454
*	Albany Molecular Research, Inc.	4,400	43,120
*	Alexion Pharmaceuticals, Inc.	2,744	103,037
* #	Align Technology, Inc.	11,900	74,375
*	Alkermes, Inc.	8,060	131,781
	Allergan, Inc.	1,800	206,208
*	Alliance Imaging, Inc.	3,900	25,272
*	Allied Healthcare International, Inc.	5,500	10,065
*	Allied Healthcare Products, Inc.	1,800	9,000
*	Allos Therapeutics, Inc.	11,119	43,253
*	Allscripts Healthcare Solutions, Inc.	8,800	179,168
*	Alnylam Pharmaceuticals, Inc.	6,200	80,724
	Alpharma, Inc. Class A	5,972	125,054
*	Amedisys, Inc.	2,000	80,940
*	American Dental Partners, Inc.	2,800	46,088
*	American Medical Systems Holdings, Inc.	10,760	188,946
	American Shared Hospital Services	1,100	6,490
*	AMERIGROUP Corp.	10,300	324,862
	AmerisourceBergen Corp.	20,500	905,280
*	Amgen, Inc.	21,300	1,446,909
*	AMICAS, Inc.	6,716	21,760
*	AMN Healthcare Services, Inc.	6,400	153,600
*	Amsurg Corp.	6,200	149,234
* #	Amylin Pharmaceuticals, Inc.	3,187	144,467
	Analogic Corp.	2,900	164,807
*	Andrx Corp.	7,100	169,264
*	Anesiva, Inc.	3,446	23,674
*	Anika Therapeutics, Inc.	1,400	18,998
*	Antigenics, Inc.	2,500	4,825
*	AP Pharma, Inc.	1,000	1,420
	Applera Corp. - Applied Biosystems Group	5,800	177,770
*	Applera Corp. - Celera Genomics Group	15,894	221,244
*	Apria Healthcare Group, Inc.	1,900	38,741
*	Aradigm Corp.	500	890
*	Arena Pharmaceuticals, Inc.	8,100	99,387
*	Ariad Pharmaceuticals, Inc.	6,000	28,500
*	Arqule, Inc.	7,800	39,624
*	Array BioPharma, Inc.	7,616	64,584
	Arrhythmia Research Technology, Inc.	590	8,201
	Arrow International, Inc.	8,772	283,423
*	Arthrocare Corp.	4,144	189,008

31

*	Aspect Medical Systems, Inc.	1,000	19,320
* #	AtheroGenics, Inc.	3,200	44,800
	Atrion Corp.	344	25,958
*	ATS Medical, Inc.	5,600	14,840
* #	AVANIR Pharmaceuticals Class A	1,675	11,842
*	Avant Immunotherapeutics, Inc.	1,600	2,352
* #	AVI BioPharma, Inc.	10,948	45,215
*	Avigen, Inc.	4,640	24,731
#	Bard (C.R.), Inc.	2,900	218,022
*	Barr Laboratories, Inc.	8,200	463,300
*	Barrier Therapeutics, Inc.	3,100	18,290
	Bausch & Lomb, Inc.	3,000	145,230
	Baxter International, Inc.	10,600	470,428
	Beckman Coulter, Inc.	12,144	665,127
	Becton Dickinson & Co.	4,400	306,680
*	Bentley Pharmaceuticals, Inc.	3,344	37,520
*	Bioanalytical Systems, Inc.	915	5,087
*	BioCryst Pharmaceuticals, Inc.	1,626	16,618
*	Bioenvision, Inc.	6,300	38,115
*	Biogen Idec, Inc.	21,744	959,780
*	Bio-Imaging Technologies, Inc.	2,066	8,016
* #	BioLase Technology, Inc.	2,100	13,734
* #	BioMarin Pharmaceutical, Inc.	7,600	126,464
#	Biomet, Inc.	5,644	184,615
*	Bio-Rad Laboratories, Inc. Class A	4,000	293,640
*	Bio-Rad Laboratories, Inc. Class B	844	61,384
*	Bio-Reference Laboratories, Inc.	1,800	40,626
* #	BioSante Pharmaceuticals, Inc.	1,000	2,180
*	BioScrip, Inc.	4,992	18,121
*	Biosite, Inc.	2,400	105,600
*	BioSphere Medical, Inc.	977	6,223
*	Bioveris Corp.	6,122	50,384
*	Boston Scientific Corp.	5,000	87,200
*	Bovie Medical Corp.	1,600	12,224
*	Bradley Pharmaceuticals, Inc.	3,600	53,316
	Bristol-Myers Squibb Co.	35,100	763,425
*	Bruker BioSciences Corp.	17,943	126,678
*	BSD Medical Corp.	4,399	20,675
*	Caliper Life Sciences, Inc.	4,482	23,396
	Cambrex Corp.	2,400	54,120
*	Candela Corp.	4,300	44,849
*	Cantel Medical Corp.	2,072	29,277
*	Capital Senior Living Corp.	1,100	10,549
*	Caraco Pharmaceutical Laboratories, Ltd.	3,700	41,958
	Cardinal Health, Inc.	8,472	571,182
*	Cardiotech International, Inc.	2,786	3,343
	Caremark Rx, Inc.	13,372	774,774
* #	Celgene Corp.	4,100	166,829
* #	Cell Genesys, Inc.	7,800	38,922
* #	Cell Therapeutics, Inc.	900	1,368
*	Celsion Corp.	600	1,680
* #	Centene Corp.	6,900	106,605
* #	Cephalon, Inc.	4,000	228,080
*	Cepheid, Inc.	10,600	86,390
*	Cerner Corp.	5,400	248,724

32

*	Cerus Corp.	4,744	30,741
*	Chad Therapeutics, Inc.	1,600	2,864
*	Charles River Laboratories International, Inc.	9,744	395,996
	Chemed Corp.	5,100	200,991
*	Cholestech Corp.	3,300	36,432
	Cigna Corp.	7,272	822,245
	CNS, Inc.	2,300	64,860
*	Collagenex Pharmaceuticals, Inc.	3,185	38,953
*	Columbia Laboratories, Inc.	5,263	16,263
* #	Community Health Systems, Inc.	18,500	717,060
	Computer Programs & Systems, Inc.	900	30,618
*	Conceptus, Inc.	2,300	39,675
*	Conmed Corp.	2,900	59,421
*	Connetics Corp.	4,700	50,948
*	Conor Medsystems, Inc.	300	8,100
	Cooper Companies, Inc.	5,200	259,896
* #	Corcept Therapeutics, Inc.	4,836	5,852
*	Cortex Pharmaceuticals, Inc.	4,000	11,960
*	Corvel Corp.	1,874	58,094
*	Cotherix, Inc.	200	1,366
*	Covance, Inc.	3,700	232,619
*	Coventry Health Care, Inc.	13,544	734,627
*	Critical Therapeutics, Inc.	4,688	16,783
*	Criticare Systems, Inc.	1,752	6,220
*	Cross Country Healthcare, Inc.	6,572	107,912
*	CryoLife, Inc.	5,000	29,950
* #	Cubist Pharmaceuticals, Inc.	4,900	114,954
*	CuraGen Corp.	11,600	35,032
*	Curis, Inc.	4,500	5,670
*	Cutera, Inc.	2,500	58,050
*	CV Therapeutics, Inc.	1,700	19,125
*	Cyberonics, Inc.	200	3,256
*	Cypress Bioscience, Inc.	6,800	48,960
*	Cytogen Corp.	3,500	8,330
*	Cytomedix, Inc.	2,600	7,592
*	Cytyc Corp.	8,300	198,287
	Dade Behring Holdings, Inc.	7,488	303,189
	Datascope Corp.	3,129	103,038
*	DaVita, Inc.	2,672	155,938
*	Daxor Corp.	1,022	17,016
* #	Dendreon Corp.	6,510	31,443
*	Dendrite International, Inc.	3,600	36,072
	Dentsply International, Inc.	6,400	208,512
*	DepoMed, Inc.	6,244	30,159
*	Digene Corp.	2,000	83,300
*	Dionex Corp.	1,800	90,756
* #	Discovery Laboratories, Inc.	7,400	12,580
*	Discovery Partners International, Inc.	5,600	20,440
*	Diversa Corp.	4,700	43,240
*	DJO, Inc.	3,700	142,709
*	DOV Pharmaceutical, Inc.	1,300	1,235
*	Durect Corp.	2,200	8,008
* #	DUSA Pharmaceuticals, Inc.	2,200	8,756
* #	Dyadic International, Inc.	2,200	11,000
*	Dyax Corp.	6,500	23,205

33

*	Dynavax Technologies Corp.	6,224	24,647
*	Eclipsys Corp.	4,300	73,530
*	Edwards Lifesciences Corp.	4,900	228,781
#	Eli Lilly & Co.	15,700	878,101
*	Elite Pharmaceuticals, Inc.	3,915	9,396
*	Embrex, Inc.	1,200	13,236
*	Emdeon Corp.	42,534	504,028
*	Emeritus Corp.	2,000	39,360
* #	Emisphere Technologies, Inc.	4,400	36,388
*	Encision, Inc.	100	241
*	Encore Medical Corp.	10,580	67,606
* #	Encysive Pharmaceuticals, Inc.	5,100	22,491
*	Endo Pharmaceuticals Holdings, Inc.	6,500	214,695
*	Endologix, Inc.	4,584	17,786
*	Enpath Medical, Inc.	1,211	11,916
*	Entremed, Inc.	4,300	7,697
*	Enzo Biochem, Inc.	6,300	80,514
*	Enzon Pharmaceuticals, Inc.	6,516	53,301
*	EPIX Pharmaceuticals, Inc.	1,133	7,331
*	eResearch Technology, Inc.	2,400	20,904
*	etrials Worldwide, Inc.	1,572	5,486
* #	ev3, Inc.	11,133	169,333
*	Exact Sciences Corp.	5,100	9,741
*	Exactech, Inc.	2,600	32,760
*	Exelixis, Inc.	7,200	70,056
*	Express Scripts, Inc.	3,200	269,056
*	E-Z-EM, Inc.	1,600	23,664
*	Fisher Scientific International, Inc.	9,200	719,716
*	Five Star Quality Care, Inc.	6,100	62,525
*	Forest Laboratories, Inc.	6,600	329,868
*	Gene Logic, Inc.	1,700	2,958
* #	Genentech, Inc.	12,600	1,039,752
*	Genesis HealthCare Corp.	4,100	186,714
*	Genitope Corp.	5,378	15,650
*	Gen-Probe, Inc.	2,800	136,108
* #	Genta, Inc.	6,304	9,645
*	Gentiva Health Services, Inc.	5,500	99,385
*	GenVec, Inc.	3,700	4,625
* #	Genzyme Corp.	6,216	411,686
* #	Geron Corp.	5,200	36,504
*	Gilead Sciences, Inc.	5,587	354,216
*	Greatbatch, Inc.	4,572	111,831
*	GTx, Inc.	221	2,097
*	Haemonetics Corp.	5,100	237,558
*	Halozyme Therapeutics, Inc.	5,134	13,862
*	Hana Biosciences, Inc.	2,600	19,240
*	Hanger Orthopedic Group, Inc.	1,100	7,909
*	Harvard Bioscience, Inc.	6,773	29,395
	HCA, Inc.	5,600	276,192
	Health Management Associates, Inc.	23,100	483,021
*	Health Net, Inc.	8,580	358,730
*	HealthExtras, Inc.	3,577	109,921
*	HealthStream, Inc.	4,500	13,050
*	HealthTronics, Inc.	7,700	50,666
*	Healthways, Inc.	2,700	139,374

34

*	Hemispherx Biopharma, Inc.	4,057	9,331
#	Hillenbrand Indutries, Inc.	9,300	530,751
*	Hi-Tech Pharmacal Co., Inc.	1,600	27,376
*	HMS Holdings Corp.	4,248	61,723
*	Hollis-Eden Pharmaceuticals, Inc.	5,300	33,496
*	Hologic, Inc.	2,800	120,904
	Hooper Holmes, Inc.	14,500	47,270
*	Horizon Health Corp.	3,300	45,177
*	Hospira, Inc.	4,372	160,146
* #	Human Genome Sciences, Inc.	20,300	227,969
*	Humana, Inc.	11,500	700,695
*	ICOS Corp.	8,700	213,846
*	ICU Medical, Inc.	2,800	123,228
*	Idenix Pharmaceuticals, Inc.	370	3,741
*	Idera Pharmaceuticals, Inc.	1,699	5,913
*	IDEXX Laboratories, Inc.	1,587	146,020
*	IDM Pharma, Inc.	2,810	7,081
*	I-Flow Corp.	4,044	48,771
* #	Illumina, Inc.	3,900	131,352
*	ImClone Systems, Inc.	4,600	137,540
*	Immtech International, Inc.	1,900	12,255
*	Immucor, Inc.	6,100	126,697
*	Immunicon Corp.	5,800	27,260
*	ImmunoGen, Inc.	2,200	8,074
*	Immunomedics, Inc.	7,700	17,325
*	Implant Sciences Corp.	1,700	4,369
*	Incyte Corp.	7,200	36,792
*	Indevus Pharmaceuticals, Inc.	8,271	52,273
*	Inhibitex, Inc.	200	318
*	Inovio Biomedical Corp.	5,000	12,500
*	Insmed, Inc.	2,600	3,146
*	Inspire Pharmaceuticals, Inc.	5,132	26,430
*	Integra LifeSciences Holdings	4,600	176,916
*	IntegraMed America, Inc.	1,200	11,364
*	Interleukin Genetics, Inc.	3,431	21,650
*	Intermagnetics General Corp.	5,700	155,211
* #	InterMune, Inc.	2,600	44,824
*	IntraLase Corp.	500	9,405
* #	Introgen Therapeutics, Inc.	1,100	4,356
* #	Intuitive Surgical, Inc.	1,800	169,920
	Invacare Corp.	3,000	69,630
*	Inventiv Health, Inc.	5,800	180,554
*	Inverness Medical Innovations, Inc.	6,442	217,546
*	Invitrogen Corp.	10,785	656,267
*	Iomed, Inc.	900	1,566
*	Iridex Corp.	1,486	12,304
*	IRIS International, Inc.	2,132	20,915
*	Isis Pharmaceuticals, Inc.	10,400	79,456
*	Isolagen, Inc.	5,412	19,321
* #	Ista Pharmaceuticals, Inc.	2,100	12,054
*	I-Trax, Inc.	7,504	23,788
*	IVAX Diagnostics, Inc.	1,200	1,560
	Johnson & Johnson	52,900	3,420,514
*	Kendle International, Inc.	2,900	76,618
*	Kensey Nash Corp.	2,300	62,284

35

*	Keryx Biopharmaceuticals, Inc.	9,100	124,943
	Kewaunee Scientific Corp.	300	2,555
*	Kindred Healthcare, Inc.	9,700	302,058
*	Kinetic Concepts, Inc.	3,700	116,920
*	Kos Pharmaceuticals, Inc.	7,100	347,190
*	Kosan Biosciences, Inc.	2,932	9,939
*	K-V Pharmaceutical Co. Class A	5,900	131,747
*	K-V Pharmaceutical Co. Class B	1,958	43,859
*	Kyphon, Inc.	3,900	141,219
* #	La Jolla Pharmaceutical Co.	7,000	26,320
* #	Laboratory Corp. of America Holdings	7,600	519,992
*	Lannet Co., Inc.	3,534	21,027
#	LCA-Vision, Inc.	1,800	79,254
*	Lexicon Genetics, Inc.	13,200	55,176
*	Lifecell Corp.	3,000	90,540
*	Lifecore Biomedical, Inc.	2,772	42,356
*	LifePoint Hospitals, Inc.	11,300	384,765
*	Lincare Holdings, Inc.	9,472	350,748
*	Lipid Sciences, Inc.	200	486
*	Luminex Corp.	2,400	45,624
*	Magellan Health Services, Inc.	6,300	302,841
* #	Mannkind Corp.	5,800	106,836
#	Manor Care, Inc.	5,400	281,880
* #	Martek Biosciences Corp.	6,434	193,470
*	Matria Healthcare, Inc.	2,600	70,200
*	Matrixx Initiatives, Inc.	1,287	21,969
*	Maxygen, Inc.	8,000	66,080
	McKesson Corp.	15,972	811,378
*	Medarex, Inc.	19,500	209,430
*	MedCath Corp.	4,000	112,800
*	Medco Health Solutions, Inc.	18,644	1,181,470
*	Medical Action Industries, Inc.	2,237	54,672
*	Medical Staffing Network Holdings, Inc.	6,419	42,301
#	Medicis Pharmaceutical Corp. Class A	8,700	254,823
* #	Medimmune, Inc.	5,044	139,416
*	MEDTOX Scientific, Inc.	1,762	16,404
	Medtronic, Inc.	11,800	553,420
*	Memory Pharmaceuticals Corp.	2,300	2,323
*	Memry Corp.	5,900	13,511
	Mentor Corp.	3,400	165,036
	Merck & Co., Inc.	39,500	1,601,725
*	Merge Technologies, Inc.	2,600	19,266
	Meridian Bioscience, Inc.	2,000	47,720
*	Merit Medical Systems, Inc.	5,400	75,708
*	Metabasis Therapeutics, Inc.	6,100	35,929
*	Metropolitan Health Networks, Inc.	10,400	24,440
*	MGI Pharma, Inc.	6,800	102,884
*	MicroIslet, Inc.	1,000	1,750
*	Micromet, Inc.	7,100	18,460
*	Microtek Medical Holdings, Inc.	9,614	33,457
*	Millennium Pharmaceuticals, Inc.	62,092	674,319
* #	Millipore Corp.	3,500	224,630
*	Minrad International, Inc.	1,800	6,786
*	Molecular Devices Corp.	3,500	84,035
*	Molina Healthcare, Inc.	5,544	205,350

36

* #	Momenta Pharmaceuticals, Inc.	2,200	34,914
*	Monogram Biosciences, Inc.	3,600	6,480
*	MTS Medication Technologies	800	5,560
*	Myogen, Inc.	3,700	128,760
*	Myriad Genetics, Inc.	6,400	161,856
*	Nabi Biopharmaceuticals	12,232	72,536
*	Nanogen, Inc.	3,700	7,992
* #	Nastech Pharmaceutical Co., Inc.	2,800	42,504
*	National Dentex Corp.	1,124	23,885
	National Healthcare Corp.	2,470	120,956
	National Home Health Care Corp.	1,000	10,075
*	National Medical Health Card Systems, Inc.	700	10,703
	National Research Corp.	1,046	25,705
*	Natus Medical, Inc.	2,700	35,316
* #	Nektar Therapeutics	7,700	134,904
*	Neogen Corp.	1,330	25,230
*	Neopharm, Inc.	1,544	7,674
*	Neose Technologies, Inc.	7,200	20,088
*	Neurocrine Biosciences, Inc.	5,100	59,109
*	Neurogen Corp.	4,643	26,140
*	Neurometric, Inc.	900	24,399
*	New Brunswick Scientific Co., Inc.	1,926	14,927
* #	New River Pharmaceuticals, Inc.	3,262	85,073
* #	NitroMed, Inc.	700	2,044
*	NMT Medical, Inc.	1,862	26,329
*	North American Scientific, Inc.	1,105	1,845
* #	Northfield Laboratories, Inc.	5,600	60,704
*	NovaMed, Inc.	5,000	39,100
* #	Novavax, Inc.	13,296	56,242
*	Noven Pharmaceuticals, Inc.	4,500	112,320
*	NPS Pharmaceuticals, Inc.	3,400	15,164
*	Nutraceutical International Corp.	2,450	34,349
*	NuVasive, Inc.	7,000	143,920
*	Nuvelo, Inc.	4,500	93,195
* #	Occulogix, Inc.	400	808
*	Odyssey Healthcare, Inc.	6,500	104,260
#	Omnicare, Inc.	10,767	487,853
*	Omnicell, Inc.	2,962	53,079
* #	Onyx Pharmaceuticals, Inc.	3,900	58,929
	Option Care, Inc.	4,700	62,134
*	OraSure Technologies, Inc.	8,000	54,880
*	Orchid Cellmark, Inc.	1,800	4,716
*	Orthologic Corp.	2,952	4,192
* #	Oscient Pharmaceutical Corp.	2,100	2,625
* #	OSI Pharmaceuticals, Inc.	9,700	361,519
	Owens & Minor, Inc.	8,044	258,775
*	Oxigene, Inc.	6,000	21,300
* #	Pain Therapeutics, Inc.	3,500	28,350
* #	PainCare Holdings, Inc.	4,800	7,296
*	Palatin Technologies, Inc.	3,700	9,102
*	Palomar Medical Technologies, Inc.	1,500	59,550
*	Panacos Pharmaceuticals, Inc.	6,000	33,900
*	Par Pharmaceutical Companies, Inc.	4,900	87,955
*	Parexel International Corp.	4,800	158,880
*	Patterson Companies, Inc.	3,900	120,198

37

*	PDI, Inc.	3,200	42,208
*	PDL BioPharma, Inc.	6,772	133,408
*	Pediatric Services of America, Inc.	600	7,920
*	Pediatrix Medical Group, Inc.	7,360	337,088
*	Penwest Pharmaceuticals Co.	1,840	32,936
	PerkinElmer, Inc.	25,644	472,619
	Perrigo Co.	18,764	302,851
*	Per-Se Technologies, Inc.	6,100	139,019
	Pfizer, Inc.	409,232	11,278,434
	Pharmaceutical Products Development Service, Inc.	3,700	141,044
*	Pharmacopia Drug Discovery, Inc.	3,310	13,968
*	Pharmacyclics, Inc.	4,100	18,040
* #	Pharmanet Development Group, Inc.	4,000	78,280
*	Pharmion Corp.	6,700	124,486
*	PhotoMedex, Inc.	900	1,269
	PolyMedica Corp.	3,500	142,065
*	Possis Medical, Inc.	1,976	18,732
*	Pozen, Inc.	1,900	23,579
*	PRA International	390	10,132
*	PRAECIS Pharmaceuticals, Inc.	1,400	2,954
*	Progenics Pharmaceuticals, Inc.	4,435	100,408
*	Prospect Medical Holdings, Inc.	1,400	8,260
*	Providence Service Corp.	2,200	52,404
*	ProxyMed, Inc.	2,995	15,634
*	PSS World Medical, Inc.	10,900	211,460
	Psychemedics Corp.	410	6,827
*	Psychiatric Solutions, Inc.	10,400	332,904
*	QuadraMed Corp.	4,400	8,668
#	Quest Diagnostics, Inc.	4,044	259,948
*	Questcor Pharmaceuticals, Inc.	4,260	7,455
*	Quidel Corp.	6,850	78,364
*	Quigley Corp.	1,792	15,913
*	Radiation Therapy Services, Inc.	2,368	68,483
*	Radiologix, Inc.	1,200	4,560
*	Regeneration Technologies, Inc.	4,532	24,382
*	Regeneron Pharmaceuticals, Inc.	4,022	63,869
*	RegeneRx Biopharmaceuticals, Inc.	1,200	2,580
*	RehabCare Group, Inc.	3,800	55,784
* #	Renovis, Inc.	5,465	80,554
*	Repligen Corp.	5,168	16,693
*	Res-Care, Inc.	5,828	116,851
* #	ResMed, Inc.	5,200	211,536
*	Respironics, Inc.	6,900	254,679
*	Retractable Technologies, Inc.	4,564	16,111
*	Rigel Pharmaceuticals, Inc.	5,200	51,584
*	Rita Medical Systems, Inc.	5,988	19,042
*	Rochester Medical Corp.	978	15,223
*	Sangamo BioSciences, Inc.	7,226	39,960
* #	Santarus, Inc.	4,250	34,085
*	Savient Pharmaceuticals, Inc.	12,504	81,026
* #	Schein (Henry), Inc.	8,272	412,525
	Schering-Plough Corp.	26,448	554,086
*	SciClone Pharmaceuticals, Inc.	9,300	23,157
*	Sciele Pharma, Inc.	9,900	173,250

38

*	SCOLR Pharma, Inc.	2,300	11,500
*	Seattle Genetics, Inc.	10,422	48,150
*	Senomyx, Inc.	3,200	49,600
* #	Sepracor, Inc.	3,344	157,201
*	SeraCare Life Sciences, Inc.	1,000	5,400
*	Sierra Health Services, Inc.	3,000	128,700
*	Signalife, Inc.	2,400	5,280
*	Sirna Therapeutics, Inc.	5,300	29,945
	Sirona Dental Systems, Inc.	4,700	142,974
*	Solexa, Inc.	7,100	61,770
*	Sonic Innovations, Inc.	4,707	19,393
*	SonoSite, Inc.	3,200	101,536
*	Sonus Pharmaceuticals, Inc.	200	924
	Span-American Medical System, Inc.	500	6,445
*	Spectranetics Corp.	5,200	56,680
*	Spectrum Pharmaceuticals, Inc.	5,000	19,050
*	SRI/Surgical Express, Inc.	1,095	5,064
*	St. Jude Medical, Inc.	4,000	145,640
*	Staar Surgical Co.	5,170	35,415
*	Stereotaxis, Inc.	300	3,339
	Steris Corp.	9,472	225,244
	Stratagene Corp.	2,726	13,085
*	Strategic Diagnostics, Inc.	3,908	15,241
	Stryker Corp.	4,900	235,347
*	Sun Healthcare Group, Inc.	3,700	39,109
*	Sunrise Senior Living, Inc.	8,272	244,107
*	SuperGen, Inc.	4,300	20,941
* #	SurModics, Inc.	1,600	55,968
*	Symbion, Inc.	4,524	104,595
*	Symmetry Medical, Inc.	500	6,935
*	Synovis Life Technologies, Inc.	2,600	20,852
*	Tanox, Inc.	6,000	90,060
*	Techne Corp.	1,772	90,195
* #	Telik, Inc.	7,016	125,095
*	Tenet Healthcare Corp.	58,500	460,980
*	The Medicines Co.	4,500	101,520
*	Theragenics Corp.	7,065	21,972
*	Thermo Electron Corp.	14,500	568,400
*	Third Wave Technologies, Inc.	7,900	32,390
*	Thoratec Corp.	6,400	93,824
*	Threshold Pharmaceuticals, Inc.	48	99
*	Titan Pharmaceuticals, Inc.	4,474	10,872
*	Triad Hospitals, Inc.	16,900	744,614
*	Trimeris, Inc.	1,500	13,995
*	TriPath Imaging, Inc.	7,500	65,775
*	Tripos, Inc.	1,300	2,327
*	TriZetto Group, Inc.	5,700	78,204
*	U.S. Physical Therapy, Inc.	1,400	20,482
*	United Surgical Partners International, Inc.	8,700	245,514
* #	United Therapeutics Corp.	1,900	103,721
	UnitedHealth Group, Inc.	14,720	764,704
	Universal Health Services, Inc.	8,800	498,256
*	Urologix, Inc.	1,500	4,515
	Utah Medical Products, Inc.	869	26,478
	Valeant Pharmaceuticals International	14,300	281,138

39

* #	Varian Medical Systems, Inc.	3,475	185,218
*	Varian, Inc.	6,100	284,748
*	Vascular Solutions, Inc.	1,400	11,410
*	VCA Antech, Inc.	4,600	162,932
*	Ventana Medical Systems, Inc.	3,200	149,248
*	Vertex Pharmaceuticals, Inc.	5,700	196,365
*	ViaCell, Inc.	400	1,628
*	Viasys Healthcare, Inc.	6,516	172,804
*	Vical, Inc.	6,200	35,092
*	ViroPharma, Inc.	3,200	40,032
*	VistaCare, Inc.	3,444	45,461
*	Vital Images, Inc.	2,500	73,400
	Vital Signs, Inc.	2,672	144,956
*	Vivus, Inc.	5,100	19,023
*	Waters Corp.	2,700	115,155
*	Watson Pharmaceuticals, Inc.	11,801	302,578
*	WellCare Health Plans, Inc.	3,800	213,104
*	WellPoint, Inc.	38,251	2,961,010
	West Pharmaceutical Services, Inc.	6,400	255,424
*	Wright Medical Group, Inc.	6,688	152,955
	Wyeth	20,772	1,011,596
	Young Innovations, Inc.	1,700	61,744
*	Zevex International, Inc.	1,150	11,742
*	Zila, Inc.	9,568	28,034
* #	Zimmer Holdings, Inc.	5,500	374,000
*	Zoll Medical Corp.	2,000	75,820
* #	Zymogenetics, Inc.	10,500	203,070
Total Health Care			84,293,702

Industrials — (10.4%)
*	3-D Systems Corp.	2,900	46,748
#	3M Co.	12,400	889,080
	AAON, Inc.	2,594	63,060
*	AAR Corp.	1,500	33,465
*	Ablest, Inc.	500	3,225
	ABM Industries, Inc.	6,000	107,940
*	ABX Air, Inc.	6,100	33,855
*	Acco Brands Corp.	9,100	197,106
*	Accuride Corp.	100	1,091
	Aceto Corp.	5,300	37,365
*	Active Power, Inc.	8,300	25,315
	Actuant Corp.	3,600	162,360
	Acuity Brands, Inc.	6,600	282,018
	Adesa, Inc.	14,744	325,695
	Administaff, Inc.	1,600	55,280
*	Aerosonic Corp.	800	6,000
*	AGCO Corp.	17,900	444,815
*	AirNet Systems, Inc.	600	1,908
*	Airtran Holdings, Inc.	15,800	180,910
	Alamo Group, Inc.	2,167	49,299
*	Alaska Air Group, Inc.	8,300	314,321
	Albany International Corp. Class A	5,516	192,619
	Alexander & Baldwin, Inc.	5,967	261,713
*	Alliant Techsystems, Inc.	2,700	206,523
*	Allied Defense Group, Inc.	1,244	23,624

40

* #	Allied Waste Industries, Inc.	47,500	491,150
	Ambassadors International, Inc.	2,107	70,500
*	Amerco, Inc.	4,400	311,828
	American Ecology Corp.	1,700	33,031
#	American Power Conversion Corp.	25,800	453,306
*	American Reprographics Co.	300	9,156
* #	American Science & Engineering, Inc.	1,644	75,558
#	American Standard Companies, Inc.	6,000	250,620
* #	American Superconductor Corp.	6,500	64,805
	American Woodmark Corp.	3,400	107,202
	Ameron International Corp.	500	35,070
	Ametek, Inc.	5,600	240,128
	Ampco-Pittsburgh Corp.	2,128	61,372
* #	AMR Corp.	6,600	136,290
	Amrep Corp.	1,420	61,443
*	APAC Customer Services, Inc.	10,510	28,903
	Apogee Enterprises, Inc.	4,870	73,099
	Applied Industrial Technologies, Inc.	3,600	81,396
	Applied Signal Technologies, Inc.	2,072	30,458
	ARAMARK Corp.	1,700	55,743
*	Argon ST, Inc.	4,668	120,061
	Arkansas Best Corp.	5,100	225,165
*	Armor Holdings, Inc.	7,016	370,936
* #	Arotech Corp.	1,600	3,648
*	Astec Industries, Inc.	3,900	92,001
*	Astronics Corp.	1,344	21,437
* #	ASV, Inc.	5,300	81,461
*	Avalon Holding Corp. Class A	600	3,000
	Avery Dennison Corp.	2,800	173,432
*	Aviall, Inc.	3,600	171,936
*	Axsys Technologies, Inc.	2,400	39,792
*	AZZ, Inc.	1,267	38,960
	Badger Meter, Inc.	2,600	68,042
*	Baker (Michael) Corp.	1,200	26,400
	Baldor Electric Co.	6,300	186,543
	Banta Corp.	4,588	215,865
	Barnes Group, Inc.	9,900	162,558
*	Barrett Business Services, Inc.	2,400	48,696
*	BE Aerospace, Inc.	13,900	331,654
*	Beacon Roofing Supply, Inc.	426	7,830
	Boeing Co.	12,984	972,502
	Bowne & Co., Inc.	1,600	24,672
	Brady Co. Class A	8,576	327,603
	Briggs & Stratton Corp.	7,200	202,680
*	BTU International, Inc.	1,900	22,097
#	Bucyrus International, Inc.	300	15,489
*	Builders FirstSource, Inc.	4,000	60,800
	Burlington Northern Santa Fe Corp.	6,800	455,260
	C&D Technologies, Inc.	5,600	44,520
	C. H. Robinson Worldwide, Inc.	5,387	246,832
* #	Capstone Turbine Corp.	14,400	27,504
	Carlisle Companies, Inc.	4,200	359,100
	Cascade Corp.	1,500	57,000
*	Casella Waste Systems, Inc. Class A	4,891	57,567
	Caterpillar, Inc.	8,300	550,705

41

*	CBIZ, Inc.	15,494	120,853
	CDI Corp.	4,100	85,895
*	Celadon Group, Inc.	4,625	85,701
	Cendant Corp.	182,429	352,088
	Central Parking Corp.	600	9,984
*	Cenveo, Inc.	5,100	107,100
* #	Ceradyne, Inc.	4,000	176,280
	Champion Industries, Inc.	2,130	13,845
*	Channell Commercial Corp.	300	939
	Chase Corp.	686	11,491
	Chicago Rivet & Machine Co.	200	4,597
* #	ChoicePoint, Inc.	11,800	426,570
	Cintas Corp.	14,744	545,970
	CIRCOR International, Inc.	700	20,083
	Clarcor, Inc.	9,900	296,505
*	Clean Harbors, Inc.	2,000	83,580
*	Coinstar, Inc.	5,752	150,990
*	Color Kinetics, Inc.	400	6,660
*	Columbus McKinnon Corp.	3,800	70,262
	Comfort Systems USA, Inc.	1,900	24,757
*	Commercial Vehicle Group, Inc.	4,300	84,366
*	Compudyne Corp.	1,656	9,588
	CompX International, Inc.	1,074	17,238
*	COMSYS IT Partners, Inc.	3,795	70,018
*	Consolidated Graphics, Inc.	2,900	180,322
* #	Continental Airlines, Inc.	5,600	140,504
	Con-way, Inc.	6,900	330,165
*	Copart, Inc.	12,400	348,068
*	Cornell Companies, Inc.	600	10,584
	Corporate Executive Board Co.	2,500	219,100
*	Corrections Corporation of America	7,000	439,880
*	CoStar Group, Inc.	2,900	116,812
* #	Covanta Holding Corp.	27,128	558,566
*	CPI Aerostructures, Inc.	600	2,640
*	CRA International, Inc.	2,400	107,976
	Crane Co.	8,400	335,832
*	Cross (A.T.) Co. Class A	2,812	17,519
	CSX Corp.	25,200	761,544
	Cubic Corp.	5,400	108,702
#	Cummins, Inc.	5,000	574,100
	Curtiss-Wright Corp.	9,044	281,178
#	Danaher Corp.	5,000	331,450
	Deere & Co.	14,600	1,140,260
	Deluxe Corp.	1,500	26,880
*	DHB Industries, Inc.	5,100	14,025
*	Diamond Management & Technology Consultants, Inc.	6,500	60,515
* #	Distributed Energy Systems Corp.	4,600	21,528
* #	Document Securities Systems, Inc.	728	6,588
*	Dollar Thrifty Automotive Group, Inc.	3,100	132,308
	Donaldson Co., Inc.	6,500	216,970
	Donnelley (R.R.) & Sons Co.	28,600	927,212
	Dover Corp.	18,444	896,747
	DRS Technologies, Inc.	8,357	345,729
*	Ducommun, Inc.	1,904	32,996

42

*	Dynamex, Inc.	2,200	46,970
* #	Eagle Bulk Shipping, Inc.	7,000	110,600
	Eastern Co.	700	15,278
	Eaton Corp.	14,444	960,526
	Ecology & Environment, Inc. Class A	470	4,771
	EDO Corp.	3,400	79,322
*	EGL, Inc.	6,300	192,591
*	Electro Rent Corp.	5,172	83,321
	ElkCorp	2,500	70,425
*	EMCOR Group, Inc.	6,100	338,184
	Emerson Electric Co.	6,800	558,620
* #	Encore Wire Corp.	4,487	168,532
*	Energy Conversion Devices, Inc.	6,400	224,320
*	EnerSys	9,707	172,493
*	ENGlobal Corp.	5,200	36,244
	Ennis, Inc.	5,272	108,867
*	EnPro Industries, Inc.	4,472	140,600
*	Environmental Tectonics Corp.	1,572	10,045
	Equifax, Inc.	3,200	101,728
*	ESCO Technologies, Inc.	3,900	199,056
	Espey Manufacturing & Electronics Corp.	400	7,124
*	Essex Corp.	4,300	63,984
*	Esterline Technologies Corp.	5,300	185,659
* #	Evergreen Solar, Inc.	6,000	61,080
	Expeditors International of Washington, Inc.	6,600	263,142
*	Exponent, Inc.	3,578	54,958
*	ExpressJet Holdings, Inc.	11,600	81,084
*	EXX, Inc. Class A	2,507	7,646
#	Fastenal Co.	4,600	168,728
	Federal Signal Corp.	9,572	149,419
	FedEx Corp.	7,600	767,828
*	Fiberstars, Inc.	2,370	19,553
*	First Advantage Corp.	1,300	25,974
*	First Consulting Group, Inc.	5,304	47,630
*	Flanders Corp.	4,700	47,235
	Florida East Coast Industries, Inc.	6,600	359,172
*	Flow International Corp.	3,586	47,192
*	Flowserve Corp.	4,900	250,586
	Fluor Corp.	2,200	190,124
*	Fortune Industries, Inc.	2,100	9,135
	Forward Air Corp.	2,800	89,992
*	Foster (L.B.) Co. Class A	2,129	47,583
	Franklin Electric Co., Inc.	3,400	163,914
* #	Frontier Airlines Holdings, Inc.	1,900	13,186
*	Frozen Food Express Industries, Inc.	2,400	17,976
*	FTI Consulting, Inc.	8,300	185,422
* #	FuelCell Energy, Inc.	10,800	105,192
	G & K Services, Inc. Class A	3,600	119,448
*	Gardner Denver Machinery, Inc.	10,474	376,750
	GATX Corp.	10,072	373,772
*	Gehl Co.	2,600	67,860
	Gencorp, Inc.	5,800	79,866
*	General Cable Corp.	7,000	269,710
	General Dynamics Corp.	9,900	668,745
	General Electric Co.	315,936	10,760,780

43

*	Genesee & Wyoming, Inc.	7,728	192,350
*	Genlyte Group, Inc.	3,900	255,567
* #	Global Power Equipment Group, Inc.	500	1,110
	Goodrich (B.F.) Co.	11,900	463,505
	Gorman-Rupp Co.	2,372	70,567
*	GP Strategies Corp.	3,500	25,375
#	Graco, Inc.	4,187	158,269
*	Graftech International, Ltd.	14,200	77,390
	Graham Corp.	600	11,160
	Granite Construction, Inc.	7,100	380,915
	Greenbrier Companies, Inc.	3,300	91,674
*	Griffon Corp.	6,200	146,692
	Hardinge, Inc.	1,253	19,121
	Harland (John H.) Co.	5,300	198,008
	Harsco Corp.	5,800	461,448
*	Hawaiian Holdings, Inc.	8,780	34,681
*	Hawk Corp.	1,578	20,072
	Healthcare Services Group, Inc.	5,400	122,526
	Heartland Express, Inc.	18,801	302,320
#	Heico Corp.	2,200	72,886
	Heico Corp. Class A	3,000	81,240
*	Heidrick & Struggles International, Inc.	3,700	131,572
*	Henry Bros. Electronics, Inc.	1,084	3,892
*	Herley Industries, Inc.	2,800	37,296
	Herman Miller, Inc.	4,088	115,445
* #	Hexcel Corp.	5,986	89,910
	Hi-Shear Technology Corp.	1,400	12,544
	Honeywell International, Inc.	20,200	782,144
*	Hub Group, Inc. Class A	7,200	167,760
	Hubbell, Inc. Class A	1,300	55,549
	Hubbell, Inc. Class B	8,372	389,298
*	Hudson Highland Group, Inc.	1,800	18,036
#	Hunt (J.B.) Transport Services, Inc.	22,100	434,265
*	Hurco Companies, Inc.	1,200	30,816
*	Huttig Building Products, Inc.	4,534	22,035
*	ICT Group, Inc.	3,100	89,745
	IDEX Corp.	8,016	336,592
*	IHS, Inc.	8,815	264,538
*	II-VI, Inc.	5,800	122,206
	IKON Office Solutions, Inc.	25,900	369,075
	Illinois Tool Works, Inc.	14,000	614,600
*	Industrial Distribution Group, Inc.	300	2,535
*	Infrasource Services, Inc.	8,175	141,346
*	Innotrac Corp.	500	2,015
*	Innovative Solutions & Support, Inc.	3,600	52,776
*	Insituform Technologies, Inc. Class A	5,700	130,815
* #	Integrated Alarm Services Group, Inc.	5,495	21,156
* #	Integrated Electrical Services, Inc.	582	9,533
*	Interline Brands, Inc.	100	2,504
	International Aluminum Corp.	985	35,696
*	International Shipholding Corp.	767	9,511
	Interpool, Inc.	6,070	131,719
*	Intersections, Inc.	3,800	35,910
* #	Ionatron, Inc.	4,600	28,198
	ITT Industries, Inc.	16,716	818,248

44

*	Jacobs Engineering Group, Inc.	1,600	139,344
*	Jacuzzi Brands, Inc.	14,818	146,995
* #	JetBlue Airways Corp.	18,050	184,832
	JLG Industries, Inc.	15,100	263,646
#	Joy Global, Inc.	3,539	154,088
*	K&F Industries Holdings, Inc.	8,100	152,118
*	Kadant, Inc.	600	15,828
	Kaman Corp. Class A	1,100	19,701
*	Kansas City Southern	14,844	391,139
	Kaydon Corp.	5,544	211,282
	Kelly Services, Inc. Class A	6,816	186,145
	Kelly Services, Inc. Class B	532	14,340
*	Kenexa Corp.	4,000	102,240
	Kennametal, Inc.	7,687	405,412
*	Key Technology, Inc.	1,222	15,031
*	Kforce, Inc.	8,234	101,361
*	Kirby Corp.	10,800	316,764
	Knight Transportation, Inc.	13,100	225,189
	Knoll, Inc.	200	3,566
*	Korn/Ferry International	8,400	171,528
*	K-Tron International, Inc.	600	34,800
	L-3 Communications Holdings, Inc.	11,400	859,446
*	LaBarge, Inc.	3,059	32,884
*	Labor Ready, Inc.	10,384	177,878
*	Ladish Co., Inc.	2,700	94,419
	Laidlaw International, Inc.	19,344	522,288
	Landstar Systems, Inc.	3,700	157,990
	Lawson Products, Inc.	1,811	69,905
*	Layne Christensen Co.	3,200	97,024
*	Learning Tree International, Inc.	1,200	9,024
*	LECG Corp.	5,100	86,445
	Lennox International, Inc.	14,400	338,976
*	LGL Group, Inc.	400	3,140
	Lincoln Electric Holdings, Inc.	4,000	220,120
	Lindsay Manufacturer Co.	2,300	65,596
*	LMI Aerospace, Inc.	2,287	41,669
	Lockheed Martin Corp.	7,000	578,200
	LSI Industries, Inc.	4,400	80,652
*	Lydall, Inc.	900	7,677
*	M&F Worldwide Corp.	1,000	15,990
*	Mac-Gray Corp.	2,809	33,006
*	Magnetek, Inc.	2,400	7,824
*	MAIR Holdings, Inc.	400	2,028
	Manpower, Inc.	8,400	496,524
*	Marten Transport, Ltd.	4,450	74,137
#	Masco Corp.	37,200	1,019,652
	McGrath Rentcorp.	4,911	111,971
*	Media Sciences International, Inc.	1,600	7,360
* #	Medialink Worldwide, Inc.	1,100	3,476
* #	Medis Technologies, Ltd.	3,000	60,090
*	Merrimac Industries, Inc.	473	4,683
*	Mesa Air Group, Inc.	7,887	62,307
	Met-Pro Corp.	2,408	30,702
*	MFRI, Inc.	1,101	11,208
*	Microvision, Inc.	700	910

45

*	Middleby Corp.	700	54,978
*	Midwest Air Group, Inc.	1,800	12,348
*	Miller Industries, Inc.	2,344	42,051
	Mine Safety Appliances Co.	7,416	262,897
*	Misonix, Inc.	1,400	5,712
*	Mobile Mini, Inc.	7,200	193,824
*	Modtech Holdings, Inc.	4,100	22,058
*	Monster Worldwide, Inc.	3,800	154,812
*	Moog, Inc. Class A	7,700	251,405
*	Moog, Inc. Class B	900	29,403
*	MPW Industrial Services Group, Inc.	1,800	4,545
	MSC Industrial Direct Co., Inc. Class A	3,900	153,504
*	MTC Technologies, Inc.	1,530	32,130
	Mueller Industries, Inc.	7,216	276,517
	Multi-Color Corp.	1,348	38,890
	NACCO Industries, Inc. Class A	1,300	173,589
*	Nashua Corp.	1,203	7,904
*	National Technical Systems, Inc.	1,863	12,482
*	Navigant Consulting, Inc.	10,500	206,745
*	Navistar International Corp.	14,000	321,160
*	NCI Building Systems, Inc.	4,200	228,228
*	NCO Group, Inc.	4,000	104,800
	Nordson Corp.	5,200	208,208
	Norfolk Southern Corp.	26,600	1,136,618
*	North America Galvanizing & Coatings, Inc.	1,490	7,897
	Northrop Grumman Corp.	21,500	1,436,415
*	NuCo2, Inc.	2,500	68,125
*	Odyssey Marine Exploration, Inc.	5,700	14,820
*	Old Dominion Freight Line, Inc.	7,350	234,612
*	Omega Flex, Inc.	900	22,320
*	On Assignment, Inc.	4,500	42,885
*	Orbital Sciences Corp.	11,975	216,628
	Oshkosh Truck Corp. Class B	5,400	279,180
*	P.A.M. Transportation Services, Inc.	2,286	56,944
#	Paccar, Inc.	13,416	733,453
	Pall Corp.	17,200	468,184
*	Paragon Technologies, Inc.	900	7,155
	Parker Hannifin Corp.	11,787	872,827
*	Park-Ohio Holdings Corp.	2,500	34,125
*	Patrick Industries, Inc.	1,035	13,176
*	Patriot Transportation Holding, Inc.	768	51,556
*	Peerless Manufacturing Co.	600	14,460
*	Pemco Aviation Group, Inc.	100	795
	Pentair, Inc.	19,700	589,030
*	Perini Corp.	4,988	119,562
*	PHH Corp.	10,772	270,485
*	Pinnacle Airlines Corp.	4,600	34,270
#	Pitney Bowes, Inc.	20,044	873,718
* #	Plug Power, Inc.	5,400	25,596
*	Powell Industries, Inc.	2,500	55,025
*	Power-One, Inc.	17,175	116,618
	Precision Castparts Corp.	3,600	210,384
	Preformed Line Products Co.	703	26,257
	Providence & Worcester Railroad Co.	870	17,183
#	PW Eagle, Inc.	2,300	80,201

46

*	Quality Distribution, Inc.	3,100	44,919
*	Quanta Services, Inc.	20,500	363,465
	Quixote Corp.	1,768	29,915
*	RailAmerica, Inc.	1,700	17,153
	Raven Industries, Inc.	1,700	47,481
	Raytheon Co.	27,744	1,309,794
*	RCM Technologies, Inc.	2,160	10,735
	Regal-Beloit Corp.	6,300	271,908
*	Republic Airways Holdings, Inc.	8,814	140,495
	Republic Services, Inc.	12,372	479,786
*	Resources Connection, Inc.	7,200	175,680
	Robbins & Myers, Inc.	800	23,040
	Robert Half International, Inc.	4,900	151,606
	Rockwell Automation, Inc.	5,300	298,814
	Rockwell Collins, Inc.	5,200	272,636
	Rollins, Inc.	6,400	135,936
#	Roper Industries, Inc.	9,600	445,248
*	Rush Enterprises, Inc. Class A	3,572	62,510
*	Rush Enterprises, Inc. Class B	1,700	27,829
	Ryder System, Inc.	12,578	621,605
*	Saia, Inc.	700	21,525
	Schawk, Inc.	4,600	88,044
*	School Specialty, Inc.	4,800	171,504
#	Security Capital Corp.	996	16,344
*	Sequa Corp. Class A	1,600	146,880
*	Sequa Corp. Class B	624	57,230
	Servidyne, Inc.	610	2,471
*	Servotronics, Inc.	300	1,959
*	Shaw Group, Inc.	16,292	409,907
*	SIFCO Industries, Inc.	1,335	5,540
#	Simpson Manufacturing Co., Inc.	9,700	255,595
*	Sirva, Inc.	10,300	31,209
*	Sitel Corp.	15,840	47,520
	Skywest, Inc.	12,872	311,116
*	SL Industries, Inc.	1,070	18,939
	Smith (A.O.) Corp.	4,500	180,495
	Southwest Airlines Co.	49,095	850,325
	Sparton Corp.	1,649	14,528
*	Spherion Corp.	2,900	21,663
*	Spherix, Inc.	1,549	2,060
*	Spire Corp.	700	5,152
	SPX Corp.	11,844	625,363
*	Standard Parking Corp.	957	32,442
	Standard Register Co.	2,900	37,207
	Standex International Corp.	2,500	73,625
*	Stantec, Inc.	80	1,445
	Starrett (L.S.) Co. Class A	450	6,278
	Steelcase, Inc. Class A	15,075	218,588
*	Stericycle, Inc.	3,470	231,414
*	Sterling Construction Co., Inc.	2,300	45,425
*	Strategic Distribution, Inc.	759	10,247
	Sun Hydraulics, Inc.	2,300	45,356
*	Superior Essex, Inc.	3,887	138,805
	Supreme Industries, Inc.	2,145	13,878
* #	Swift Transportation Co., Inc.	15,175	351,908

47

	Synagro Techonologies, Inc.	15,975	63,740
	Sypris Solutions, Inc.	830	7,246
*	SYS	1,600	3,792
*	Taser International, Inc.	11,800	91,686
	TB Wood’s Corp.	300	3,327
*	Team, Inc.	1,844	44,293
	Tech/Ops Sevcon, Inc.	544	3,547
	Technology Research Corp.	1,400	6,104
	Tecumseh Products Co. Class A	2,300	34,155
*	Tecumseh Products Co. Class B	1,000	13,950
*	Teledyne Technologies, Inc.	6,700	256,878
	Teleflex, Inc.	6,472	361,202
*	TeleTech Holdings, Inc.	13,560	204,756
	Tennant Co.	3,600	97,416
* #	Terex Corp.	9,300	408,549
*	Tetra Tech, Inc.	11,300	187,580
	Textron, Inc.	12,100	1,014,706
*	The Advisory Board Co.	1,800	91,476
	The Brink’s Co.	9,700	552,609
*	The Dun & Bradstreet Corp.	1,916	134,714
*	The Geo Group, Inc.	2,600	116,142
* #	The Lamson & Sessions Co.	3,100	78,337
	The Manitowoc Co., Inc.	4,800	212,160
*	Thomas & Betts Corp.	9,400	424,504
	Timken Co.	18,644	597,354
	Todd Shipyards Corp.	1,148	21,869
	Toro Co.	6,500	260,065
*	TRC Companies, Inc.	3,637	34,370
	Tredegar Industries, Inc.	8,200	135,300
* #	Trex Co., Inc.	3,000	80,790
	Trinity Industries, Inc.	15,783	526,521
	Triumph Group, Inc.	800	35,168
*	TRM Corp.	3,400	9,860
*	Tufco Technologies, Inc.	1,100	7,480
* #	TurboChef Technologies, Inc.	2,000	20,180
	Twin Disc, Inc.	1,170	40,599
*	U.S. Home Systems, Inc.	1,600	15,280
*	U.S. Xpress Enterprises, Inc. Class A	2,527	52,637
*	UAL Corp.	5,300	132,500
	UAP Holding Corp.	7,891	164,370
*	Ultralife Batteries, Inc.	1,772	17,419
	Union Pacific Corp.	16,800	1,349,880
	United Industrial Corp.	1,100	59,257
	United Parcel Service, Inc.	10,800	756,540
*	United Rentals, Inc.	16,679	361,267
*	United Stationers, Inc.	6,500	297,895
	United Technologies Corp.	16,620	1,042,240
	Universal Forest Products, Inc.	3,800	185,288
*	Universal Security Instruments, Inc.	400	9,376
*	UQM Technologies, Inc.	1,740	5,411
*	URS Corp.	10,344	419,449
*	US Airways Group, Inc.	3,288	138,918
*	USA Truck, Inc.	1,467	24,455
*	USG Corp.	3,100	158,100
	Valley National Gases, Inc.	1,966	61,300

48

	Valmont Industries, Inc.	4,400	229,504
*	Valpey Fisher Corp.	700	2,506
*	Versar, Inc.	1,700	6,647
	Viad Corp.	4,600	162,978
	Vicor Corp.	6,157	77,332
*	Volt Information Sciences, Inc.	400	17,056
	VSE Corp.	439	13,859
	W.W. Grainger, Inc.	7,772	519,170
	Wabash National Corp.	3,872	53,395
	Wabtec Corp.	9,300	262,353
#	Walter Industries, Inc.	6,200	341,248
	Washington Group International, Inc.	5,800	343,418
*	Waste Connections, Inc.	9,400	345,638
	Waste Industries USA, Inc.	2,900	68,701
	Waste Management, Inc.	30,188	1,034,845
	Watsco, Inc. Class A	4,600	202,124
	Watsco, Inc. Class B	796	35,151
	Watson Wyatt & Co. Holdings	8,300	329,178
	Watts Water Technologies, Inc.	5,300	164,353
	Werner Enterprises, Inc.	16,244	301,001
*	WESCO International, Inc.	3,000	175,500
*	West Corp.	6,900	332,442
*	Westaff, Inc.	2,280	8,824
*	Willis Lease Finance Corp.	1,614	13,186
* #	Wolverine Tube, Inc.	3,300	16,137
	Woodward Governor Co.	7,100	239,057
*	World Air Holdings, Inc.	2,700	23,787
*	Xanser Corp.	7,018	35,792
*	YRC Worldwide, Inc.	11,100	408,258
Total Industrials			98,547,532

Information Technology — (11.9%)
*	24/7 Real Media, Inc.	8,900	80,812
*	3Com Corp.	80,619	357,142
*	Acacia Research-Acacia Technologies	3,500	37,660
*	Access Integrated Technologies, Inc.	4,767	43,094
*	Actel Corp.	5,272	81,821
*	ActivIdentity Corp.	10,000	49,500
*	Activision, Inc.	35,433	457,086
*	Actuate Corp.	12,157	45,953
	Acxiom Corp.	11,900	289,051
*	Adaptec, Inc.	15,963	65,768
*	ADC Telecommunications, Inc.	11,200	152,880
*	ADDvantage Technologies Group, Inc.	1,500	6,075
*	ADE Corp.	1,200	38,604
*	Adept Technology, Inc.	764	11,536
*	Adobe Systems, Inc.	11,189	362,971
	Adtran, Inc.	7,800	193,986
*	Advanced Energy Industries, Inc.	8,928	128,295
* #	Advanced Micro Devices, Inc.	38,936	973,011
*	Advent Software, Inc.	4,800	157,200
*	Aehr Test Systems	1,500	15,000
*	Aeroflex, Inc.	15,085	157,186
*	Aetrium, Inc.	2,140	10,272
*	Affiliated Computer Services, Inc. Class A	9,500	487,730

49

*	Agere Systems, Inc. Class A	8,956	136,489
*	Agile Software Corp.	11,736	67,717
*	Agilent Technologies, Inc.	27,627	888,484
	Agilysys, Inc.	1,400	18,928
*	Airspan Networks, Inc.	5,200	14,196
*	Akamai Technologies, Inc.	4,700	184,240
*	Alliance Data Systems Corp.	4,800	242,592
*	Alliance Semiconductor Corp.	7,791	23,918
*	Altera Corp.	10,204	206,427
*	Altiris, Inc.	5,600	126,560
	American Software, Inc. Class A	4,583	28,277
*	American Technical Ceramics Corp.	1,770	23,099
*	AMIS Holdings, Inc.	16,700	152,137
* #	Amkor Technology, Inc.	27,588	156,424
	Amphenol Corp.	2,800	160,916
*	Amtech Systems, Inc.	596	4,095
*	Anadigics, Inc.	10,200	76,092
*	Analex Corp.	700	1,547
	Analog Devices, Inc.	23,572	722,246
*	Anaren, Inc.	800	18,048
*	Andrew Corp.	20,114	186,055
	Anixter International, Inc.	6,700	365,083
*	Ansoft Corp.	2,200	52,888
*	Answerthink, Inc.	10,141	28,902
*	Ansys, Inc.	3,200	149,568
*	APA Enterprises, Inc.	900	1,305
*	Apple Computer, Inc.	7,672	520,545
*	Applied Innovation, Inc.	3,198	10,330
	Applied Materials, Inc.	39,400	665,072
*	Applied Micro Circuits Corp.	59,910	163,554
*	Aptimus, Inc.	1,463	11,704
* #	aQuantive, Inc.	10,700	265,360
*	Ariba, Inc.	15,175	125,649
*	Arris Group, Inc.	20,673	236,913
* #	Arrow Electronics, Inc.	23,644	659,668
*	Art Technology Group, Inc.	9,900	27,126
*	Ascendia Brands, Inc.	2,584	6,021
*	Aspen Technology, Inc.	8,100	90,396
	Astro-Med, Inc.	1,495	15,698
*	Asyst Technologies, Inc.	9,500	71,155
*	Atheros Communications	7,780	126,581
*	Atmel Corp.	88,284	509,399
*	ATMI, Inc.	5,200	150,124
*	Authentidate Holding Corp.	6,500	13,715
*	Autobytel, Inc.	5,400	15,120
*	Autodesk, Inc.	3,700	128,612
	Automatic Data Processing, Inc.	9,872	465,958
*	Avanex Corp.	6,100	10,736
*	Avaya, Inc.	43,359	453,102
* #	Avici Systems, Inc.	3,000	26,010
* #	Avid Technology, Inc.	5,272	209,984
*	Avnet, Inc.	24,000	469,440
*	Avocent Corp.	9,972	301,454
	AVX Corp.	32,891	546,320
*	Aware, Inc.	5,000	25,700

50

*	Axcelis Technologies, Inc.	20,800	130,832
*	Axesstel, Inc.	300	480
*	AXS-One, Inc.	2,100	2,415
*	AXT, Inc.	5,136	17,000
* #	Bankrate, Inc.	1,600	45,472
*	BEA Systems, Inc.	15,500	212,815
*	BearingPoint, Inc.	41,839	349,774
	Bel Fuse, Inc. Class A	700	21,875
	Bel Fuse, Inc. Class B	1,744	64,476
	Belden CDT, Inc.	8,789	314,119
*	Bell Microproducts, Inc.	1,200	5,856
*	Benchmark Electronics, Inc.	13,183	328,784
*	BISYS Group, Inc.	24,100	247,989
	Black Box Corp.	2,100	80,934
*	Blackboard, Inc.	2,500	66,625
*	Blue Coat Systems, Inc.	1,772	30,142
*	BMC Software, Inc.	6,272	166,961
* #	Bookham, Inc.	8,600	27,348
*	Borland Software Corp.	10,902	64,104
*	Bottomline Technologies, Inc.	1,900	19,171
*	Brightpoint, Inc.	8,010	133,286
* #	Broadcom Corp.	7,800	229,632
*	Brocade Communications Systems, Inc.	53,500	331,700
*	Brooks Automation, Inc.	15,144	210,502
*	BSQUARE Corp.	1,427	2,797
#	CA, Inc.	21,500	506,755
*	Cabot Microelectronics Corp.	4,900	154,056
*	CACI International, Inc. Class A	6,300	334,278
*	Cadence Design Systems, Inc.	25,662	421,627
*	CalAmp Corp.	3,400	22,882
*	California Micro Devices Corp.	2,974	13,145
*	CallWave, Inc.	3,201	9,635
	CAM Commerce Solutions, Inc.	700	14,140
*	Captaris, Inc.	1,600	8,288
*	Carreker Corp.	5,200	34,060
*	Carrier Access Corp.	7,400	66,748
*	Cascade Microtech, Inc.	200	2,362
	Cass Information Systems, Inc.	1,100	58,388
*	Catalyst Semiconductor, Inc.	2,250	8,010
*	Catapult Communications Corp.	1,218	11,827
*	C-COR, Inc.	9,955	79,142
	CDW Corp.	2,200	128,260
*	Centillium Communications, Inc.	4,788	9,432
*	Ceridian Corp.	25,036	597,609
*	CEVA, Inc.	4,240	24,083
*	CheckFree Corp.	18,251	653,386
*	Checkpoint Systems, Inc.	6,700	121,605
*	Cherokee International Corp.	3,300	11,319
*	Chordiant Software, Inc.	16,100	42,987
*	Ciber, Inc.	2,400	15,864
*	Ciena Corp.	79,500	314,025
*	Ciprico, Inc.	900	4,149
*	Cirrus Logic, Inc.	17,014	124,542
*	Cisco Sytems, Inc.	102,520	2,254,415
*	Citrix Systems, Inc.	4,987	153,001

51

*	CNET Networks, Inc.	6,800	64,124
	Cognex Corp.	5,700	145,521
*	Cognitronics Corp.	900	1,935
*	Cognizant Technology Solutions Corp.	4,300	300,613
*	Coherent, Inc.	6,444	233,659
	Cohu, Inc.	2,572	43,132
*	Comarco, Inc.	1,442	13,447
*	CommScope, Inc.	11,387	332,614
	Communications Systems, Inc.	1,470	13,656
*	Computer Horizons Corp.	7,356	32,734
*	Computer Sciences Corp.	24,368	1,154,556
*	Computer Task Group, Inc.	2,999	10,257
*	Compuware Corp.	41,476	315,218
*	Comtech Telecommunications Corp.	4,400	144,012
* #	Comverse Technology, Inc.	10,632	222,209
*	Concur Technologies, Inc.	6,800	94,724
*	Concurrent Computer Corp.	12,500	19,250
*	Conexant Systems, Inc.	86,587	178,369
* #	Convera Corp.	1,400	8,722
*	Convergys Corp.	27,451	572,902
*	Corillian Corp.	9,500	25,080
*	Corning, Inc.	19,675	437,572
*	Covansys Corp.	7,300	125,268
*	Credence Systems Corp.	8,200	20,746
* #	Cree, Inc.	15,387	286,506
*	CSG Systems International, Inc.	7,400	199,208
*	CSP, Inc.	600	4,848
	CTS Corp.	1,700	24,990
*	CVD Equipment Corp.	100	308
*	Cyberoptics Corp.	2,025	26,467
*	Cybersource Corp.	4,100	44,895
* #	Cymer, Inc.	7,800	320,970
*	Cypress Semiconductor Corp.	22,800	356,592
	Daktronics, Inc.	3,300	68,871
*	Datalink Corp.	1,600	13,376
	Dataram Corp.	1,388	6,399
* #	Dell, Inc.	10,000	225,500
*	Delphax Technologies, Inc.	1,200	2,832
#	Diebold, Inc.	11,800	494,538
*	Digi International, Inc.	5,100	67,626
*	Digimarc Corp.	4,443	30,612
*	Digital Angel Corp.	9,300	24,645
*	Digital Insight Corp.	6,600	171,666
*	Digital River, Inc.	6,700	325,218
*	Digitas, Inc.	18,072	161,564
*	Diodes, Inc.	4,137	154,889
*	Ditech Networks, Inc.	6,875	60,569
*	DocuCorp International, Inc.	2,500	20,000
*	Dot Hill Systems Corp.	6,088	21,673
*	DSP Group, Inc.	6,100	149,267
*	DST Systems, Inc.	1,800	106,254
*	DTS, Inc.	3,585	65,892
*	Dycom Industries, Inc.	8,072	163,458
*	Dynamics Research Corp.	800	8,368
* #	EarthLink, Inc.	14,900	109,515

52

* #	eBay, Inc.	17,960	500,366
*	Echelon Corp.	8,100	71,361
*	eCollege.com, Inc.	4,700	58,374
*	EDGAR Online, Inc.	2,300	8,694
*	Edgewater Technology, Inc.	2,555	14,742
*	EFJ, Inc.	3,967	28,166
*	eFunds Corp.	9,300	215,946
*	Electro Scientific Industries, Inc.	3,574	71,158
*	Electroglas, Inc.	4,600	12,558
*	Electronic Arts, Inc.	3,672	187,162
	Electronic Data Systems Corp.	58,843	1,402,229
*	Electronics for Imaging, Inc.	8,172	188,283
*	eLoyalty Corp.	600	9,726
*	Embarcadero Technologies, Inc.	3,392	21,946
*	EMC Corp.	122,400	1,425,960
* #	EMCORE Corp.	9,200	69,460
*	EMS Technologies, Inc.	500	9,140
*	Emulex Corp.	8,772	151,931
*	Endwave Corp.	2,644	34,134
*	Entegris, Inc.	27,856	302,516
*	Entrust, Inc.	4,900	17,346
*	Epicor Software Corp.	6,231	77,140
*	EPIQ Systems, Inc.	2,300	34,224
*	ePlus, Inc.	1,534	14,880
* #	Equinix, Inc.	4,000	230,680
*	eSpeed, Inc.	6,200	52,142
*	ESS Technology, Inc.	5,873	7,635
*	Euronet Worldwide, Inc.	5,600	136,080
*	Evans & Sutherland Computer Corp.	1,668	6,939
*	Exar Corp.	800	11,184
*	Excel Technology, Inc.	973	28,489
*	Extreme Networks, Inc.	14,638	54,014
*	F5 Networks, Inc.	2,900	145,261
	Factset Research Systems, Inc.	2,544	112,190
	Fair Isaac Corp.	5,700	199,557
*	Fairchild Semiconductor Corp. Class A	23,268	419,522
*	FalconStor Software, Inc.	4,483	31,740
*	Faro Technologies, Inc.	3,100	54,591
*	FEI Co.	6,972	144,739
#	Fidelity National Information Services, Inc.	18,100	663,184
*	Filenet Corp.	7,684	268,479
*	Finisar Corp.	44,000	163,240
	First Data Corp.	13,172	566,001
*	Fiserv, Inc.	16,376	723,328
* #	Flir Systems, Inc.	10,500	290,850
*	Forgent Networks, Inc.	2,050	800
*	FormFactor, Inc.	5,300	255,778
*	Forrester Research, Inc.	4,400	129,888
*	Foundry Networks, Inc.	25,100	305,467
* #	Freescale Semiconductor, Inc. Class A	600	18,420
*	Freescale Semiconductor, Inc. Class B	1,100	34,001
	Frequency Electronics, Inc.	1,600	19,200
*	FSI International, Inc.	6,720	38,976
* #	Gartner Group, Inc.	9,900	154,341
*	Gateway, Inc.	9,200	18,400

53

* #	Genesis Microchip, Inc.	3,000	38,760
*	Gerber Scientific, Inc.	1,300	20,046
	Gevity HR, Inc.	4,800	123,408
*	Glenayre Technologies, Inc.	9,100	23,842
*	Global Imaging Systems, Inc.	10,700	234,651
	Global Payments, Inc.	5,600	213,080
*	Globecomm Systems, Inc.	3,300	22,671
* #	GlobeTel Communications Corp.	4,997	2,499
*	Globix Corp.	10,256	49,434
* #	Google, Inc.	300	113,559
*	Greenfield Online, Inc.	5,500	50,710
*	GSE Systems, Inc.	684	2,633
*	GTSI Corp.	2,000	16,380
*	Harmonic, Inc.	14,100	87,561
	Harris Corp.	11,100	487,512
*	Hauppauge Digital, Inc.	2,100	9,093
#	Heartland Payment Systems, Inc.	2,500	67,525
*	HEI, Inc.	200	536
	Henry Jack & Associates, Inc.	18,200	348,712
*	Hewitt Associates, Inc. Class A	300	6,741
	Hewlett-Packard Co.	155,930	5,700,801
*	hi/fn, Inc.	2,900	15,167
*	Hittite Microwave Corp.	2,300	103,914
*	Hutchinson Technology, Inc.	3,072	63,406
*	Hypercom Corp.	10,444	97,547
*	Hyperion Solutions Corp.	6,750	223,560
*	I.D. Systems, Inc.	2,100	46,662
*	i2 Technologies, Inc.	2,100	34,230
*	Ibis Technology Corp.	2,300	6,486
*	iGATE Capital Corp.	11,706	55,486
*	ImageWare Systems, Inc.	1,200	1,896
	Imation Corp.	4,272	169,299
*	Immersion Corp.	3,900	23,010
*	Indus International, Inc.	9,882	20,258
* #	Infocrossing, Inc.	4,700	56,306
*	InFocus Corp.	3,500	9,450
*	Informatica Corp.	7,500	109,800
*	Inforte Corp.	1,616	6,642
*	InfoSpace, Inc.	6,500	144,495
*	Ingram Micro, Inc.	26,904	484,272
*	Innodata Isogen, Inc.	3,448	6,206
*	Innovex, Inc.	4,100	10,906
*	Insight Enterprises, Inc.	9,800	176,498
*	InsWeb Corp.	100	218
	Integral Systems, Inc.	2,100	66,024
*	Integrated Device Technology, Inc.	39,117	673,986
*	Integrated Silicon Solution, Inc.	3,317	17,282
	Intel Corp.	142,000	2,774,680
*	Intelli-Check, Inc.	1,000	6,150
*	Intelligent Systems Corp.	100	201
*	Interactive Intelligence, Inc.	1,600	18,544
*	Interdigital Communications Corp.	4,800	159,504
*	Intergraph Corp.	5,800	216,688
*	Interlink Electronics, Inc.	300	870
*	Intermec, Inc.	6,444	193,062

54

*	Internap Network Services Corp.	6,800	81,260
	International Business Machines Corp.	26,144	2,116,880
*	International DisplayWorks, Inc.	5,800	33,930
*	International Rectifier Corp.	14,100	497,730
*	Internet Capital Group, Inc.	8,212	73,908
*	Internet Security Systems, Inc.	9,200	254,472
*	Interphase Corp.	1,372	12,321
	Intersil Corp.	27,400	694,590
	Inter-Tel, Inc.	3,700	81,548
*	Intervideo, Inc.	3,022	38,319
*	Intervoice, Inc.	4,483	31,874
*	Interwoven, Inc.	9,144	100,310
*	Intest Corp.	1,900	11,058
*	Intevac, Inc.	4,200	70,560
*	IntriCon Corp.	1,140	5,632
*	Intuit, Inc.	10,588	319,969
*	INX, Inc.	961	6,102
*	Iomega Corp.	11,625	32,783
*	iPass, Inc.	396	1,806
* #	Iron Mountain, Inc.	12,404	508,440
*	Iteris, Inc.	6,013	15,033
*	Itron, Inc.	4,400	246,312
*	Ixia	8,000	80,400
*	IXYS Corp.	3,900	34,242
*	j2 Global Communications, Inc.	4,288	107,757
	Jabil Circuit, Inc.	16,900	453,427
*	Jaco Electronics, Inc.	1,000	3,320
*	JDA Software Group, Inc.	1,400	23,226
* #	JDS Uniphase Corp.	158,100	358,887
* #	Juniper Networks, Inc.	33,058	484,961
*	Jupitermedia Corp.	5,000	35,700
*	Keane, Inc.	12,000	185,760
	Keithley Instruments, Inc.	2,000	22,620
*	Kemet Corp.	4,300	35,389
*	Key Tronic Corp.	2,100	10,773
*	Keynote Systems, Inc.	2,546	27,064
*	Kintera, Inc.	1,500	2,355
#	KLA-Tencor Corp.	13,476	591,731
* #	Komag, Inc.	6,151	221,190
*	Kopin Corp.	5,700	21,375
*	Kronos, Inc.	3,500	106,820
*	Kulicke & Soffa Industries, Inc.	3,900	30,693
*	KVH Industries, Inc.	3,192	38,304
* #	L-1 Identity Solutions, Inc.	7,708	116,317
* #	Lam Research Corp.	4,100	175,439
	Landauer, Inc.	900	43,128
*	LaserCard Corp.	2,028	20,158
*	Lattice Semiconductor Corp.	23,700	173,484
*	Lawson Software, Inc.	29,196	194,445
*	LeCroy Corp.	2,900	37,265
*	Lexmark International, Inc.	3,200	179,424
*	Lightbridge, Inc.	5,747	68,389
	Linear Technology Corp.	8,172	277,930
*	Lionbridge Technologies, Inc.	10,100	71,912
*	Littlefuse, Inc.	4,300	155,273

55

*	LogicVision, Inc.	400	524
*	Logility, Inc.	2,381	19,381
*	LoJack Corp.	2,500	52,200
*	LookSmart, Ltd.	4,335	10,447
*	LSI Logic Corp.	75,800	610,190
*	LTX Corp.	12,600	63,882
*	Lucent Technologies, Inc.	50,500	117,665
* #	Lumera Corp.	3,149	7,022
* #	Macrovision Corp.	10,200	237,456
*	Magma Design Automation, Inc.	4,700	35,626
*	Management Network Group, Inc.	6,988	11,460
*	Manhattan Associates, Inc.	5,500	127,655
*	ManTech International Corp. Class A	3,800	115,672
*	Mapinfo Corp.	4,700	58,280
*	Marchex, Inc. Class B	3,700	60,754
*	Mastec, Inc.	13,266	153,753
*	Mattson Technology, Inc.	10,700	83,781
	Maxim Integrated Products, Inc.	6,472	188,335
	Maximus, Inc.	2,672	71,129
* #	Maxwell Technologies, Inc.	1,500	29,610
*	McAfee, Inc.	18,400	418,784
*	McDATA Corp. Class A	23,600	101,244
*	McDATA Corp. Class B	200	836
*	Mechanical Technology, Inc.	5,800	12,644
* #	MEMC Electronic Materials, Inc.	6,400	247,552
*	Mentor Graphics Corp.	16,075	233,088
*	Mercury Computer Systems, Inc.	3,000	37,260
*	Merix Corp.	4,384	53,178
	Mesa Laboratories, Inc.	600	10,518
*	MetaSolv, Inc.	8,400	26,376
	Methode Electronics, Inc.	7,672	60,916
*	Metrologic Instruments, Inc.	2,738	44,191
*	Micrel, Inc.	13,300	133,266
*	Micro Linear Corp.	2,500	8,125
	Microchip Technology, Inc.	5,800	198,128
*	Micron Technology, Inc.	91,949	1,588,879
*	Micros Systems, Inc.	6,200	296,732
*	Microsemi Corp.	4,300	119,411
	Microsoft Corp.	125,724	3,229,850
* #	MicroStrategy, Inc.	900	82,080
*	Microtune, Inc.	10,900	65,618
* #	Midway Games, Inc.	3,700	34,040
* #	Mindspeed Technologies, Inc.	8,900	16,999
*	MIPS Technologies, Inc.	9,200	64,032
*	MIVA, Inc.	2,900	7,511
*	MKS Instruments, Inc.	11,586	242,032
*	Mobility Electronics, Inc.	2,200	14,278
*	Mobius Management Systems, Inc.	3,580	23,735
	Mocon, Inc.	1,200	10,872
*	Moldflow Corp.	1,300	15,743
#	Molex, Inc.	9,387	342,344
	Molex, Inc. Class A	7,972	250,799
	MoneyGram International, Inc.	6,200	194,680
*	MoSys, Inc.	6,814	46,267
	Motorola, Inc.	51,200	1,197,056

56

*	MPS Group, Inc.	20,878	293,545
*	MRO Software, Inc.	4,500	115,605
*	MRV Communications, Inc.	27,375	68,164
	MTS Systems Corp.	3,600	120,852
* #	Multi-Fineline Electronix, Inc.	3,322	75,011
*	Nanometrics, Inc.	1,300	13,767
*	Napco Security Systems, Inc.	4,083	39,564
*	Napster, Inc.	6,500	21,775
	National Instruments Corp.	5,300	147,128
	National Semiconductor Corp.	9,072	220,359
*	NAVTEQ Corp.	5,700	151,392
*	NCR Corp.	16,100	560,119
*	NeoMagic Corp.	1,872	5,017
*	Neoware Systems, Inc.	3,800	49,020
*	NETGEAR, Inc.	6,600	129,822
*	Netlogic Microsystems, Inc.	3,700	109,187
*	NetManage, Inc.	2,243	11,327
*	NetRatings, Inc.	7,308	109,547
*	NetScout Systems, Inc.	7,230	51,116
*	Network Appliance, Inc.	10,900	373,216
*	Network Engines, Inc.	7,500	13,275
*	Network Equipment Technologies, Inc.	1,900	6,935
*	Newport Corp.	2,700	47,601
*	NIC, Inc.	12,100	63,283
*	NMS Communications Corp.	11,500	33,350
* #	Novatel Wireless, Inc.	5,900	65,785
*	Novell, Inc.	57,636	384,432
*	Novellus Systems, Inc.	24,268	677,563
*	Nu Horizons Electronics Corp.	800	11,200
*	Nuance Communications, Inc.	34,575	271,414
*	NumereX Corp. Class A	2,669	24,421
* #	Nvidia Corp.	10,800	314,388
	O.I. Corp.	500	5,920
* #	OmniVision Technologies, Inc.	10,500	174,300
*	ON Semiconductor Corp.	25,016	150,346
*	Online Resources Corp.	5,387	57,264
*	Onvia, Inc.	1,714	8,536
*	Open Solutions, Inc.	4,200	124,068
*	Openwave Systems, Inc.	13,200	106,788
*	OPNET Technologies, Inc.	4,300	58,652
*	Opsware, Inc.	8,700	61,335
*	Optical Cable Corp.	700	3,717
*	Optical Communication Products, Inc.	5,728	11,456
*	Oracle Corp.	71,300	1,115,845
*	OSI Systems, Inc.	1,000	19,690
*	Overland Storage, Inc.	3,000	21,330
*	OYO Geospace Corp.	1,200	72,228
*	Packeteer, Inc.	7,100	71,355
* #	Palm, Inc.	21,003	305,804
*	Parametric Technology Corp.	17,380	279,992
	Park Electrochemical Corp.	4,100	107,010
* #	Parkervision, Inc.	4,528	27,938
*	Paxar Corp.	8,300	161,601
	Paychex, Inc.	3,772	135,453
*	PC Connection, Inc.	5,700	46,227

57

*	PC-Tel, Inc.	1,000	10,530
*	PDF Solutions, Inc.	3,764	48,781
	Pegasystems, Inc.	7,444	59,403
*	Pemstar, Inc.	9,787	37,386
*	Perceptron, Inc.	1,000	7,990
*	Perficient, Inc.	4,900	66,150
*	Performance Technologies, Inc.	2,048	14,336
*	Pericom Semiconductor Corp.	5,744	53,419
*	Perot Systems Corp.	24,100	346,076
*	Pervasive Software, Inc.	4,785	18,135
*	Phoenix Technologies, Ltd.	3,244	16,220
*	Photon Dynamics, Inc.	2,600	34,918
*	Photronics, Inc.	8,500	123,335
*	Pinnacle Data Systems, Inc.	700	1,820
*	Planar Systems, Inc.	3,400	33,422
*	PlanetOut, Inc.	100	427
	Plantronics, Inc.	6,600	118,272
*	PLATO Learning, Inc.	4,282	24,022
*	Plexus Corp.	9,500	188,290
*	PLX Technology, Inc.	5,700	61,104
*	PMC-Sierra, Inc.	37,900	259,236
*	Polycom, Inc.	16,668	396,532
*	PortalPlayer, Inc.	400	4,864
*	Power Integrations, Inc.	4,200	77,280
*	Powerwave Technologies, Inc.	15,616	118,369
*	Presstek, Inc.	7,400	60,754
	Printronix, Inc.	900	11,673
*	Progress Software Corp.	3,800	96,216
	QAD, Inc.	6,900	50,991
*	QLogic Corp.	20,600	378,628
	Qualcomm, Inc.	28,444	1,071,485
	Quality Systems, Inc.	2,300	92,230
*	Qualstar Corp.	2,426	7,157
*	Quantum Corp.	32,747	72,371
*	Quest Software, Inc.	20,938	291,666
*	QuickLogic Corp.	6,100	16,958
*	Quovadx, Inc.	9,236	25,861
*	Radiant Systems, Inc.	4,200	46,452
*	RadiSys Corp.	4,400	104,148
*	Radyne Corp.	2,300	28,106
*	RAE Systems, Inc.	12,368	37,351
*	Rambus, Inc.	15,600	247,572
*	Ramtron International Corp.	4,929	12,076
*	RealNetworks, Inc.	33,163	365,788
* #	Red Hat, Inc.	5,900	137,116
*	Redback Networks, Inc.	10,800	201,312
*	Relm Wireless Corp.	2,300	13,800
*	REMEC, Inc.	1,000	1,100
#	Renaissance Learning, Inc.	3,965	51,386
	Reynolds & Reynolds Co.	4,200	161,112
*	RF Micro Devices, Inc.	39,505	261,523
*	RF Monolithics, Inc.	1,700	10,523
	Richardson Electronics, Ltd.	3,169	26,113
*	RightNow Technologies, Inc.	2,000	30,720
*	Rimage Corp.	1,200	28,152

58

*	Rofin-Sinar Technologies, Inc.	3,070	168,113
*	Rogers Corp.	3,000	174,060
*	RSA Security, Inc.	11,178	311,307
*	Rudolph Technologies, Inc.	5,600	100,240
*	S1 Corp.	15,520	78,997
*	Saba Software, Inc.	6,067	32,094
	Sabre Holdings Corp.	25,349	555,650
*	Safeguard Scientifics, Inc.	24,265	47,802
*	SafeNet, Inc.	2,133	40,100
*	Sandisk Corp.	15,300	901,476
*	Sanmina-SCI Corp.	107,900	365,781
*	Sapient Corp.	24,200	117,854
* #	SatCon Technology Corp.	2,476	3,021
*	ScanSource, Inc.	5,034	156,255
*	Scientific Learning Corp.	1,942	8,739
*	Scientific Technologies, Inc.	1,296	13,712
*	SCM Microsystems, Inc.	2,537	7,700
*	Seachange International, Inc.	3,900	32,955
	Seagate Technology	1,924	42,809
*	Secure Computing Corp.	6,100	38,735
*	Semitool, Inc.	5,975	65,247
*	Semtech Corp.	9,672	126,413
*	SI International, Inc.	2,650	76,559
* #	Sigma Designs, Inc.	4,000	55,880
*	Silicon Image, Inc.	13,000	150,930
*	Silicon Laboratories, Inc.	9,400	331,538
*	Silicon Storage Technology, Inc.	11,988	50,350
*	SimpleTech, Inc.	9,638	67,755
*	Simulations Plus, Inc.	1,000	2,200
*	Sirenza Microdevices, Inc.	8,800	81,576
*	Skyworks Solutions, Inc.	33,600	155,568
*	SM&A	1,834	11,297
*	Solectron Corp.	175,680	551,635
*	Sonic Foundry, Inc.	3,100	7,037
*	Sonic Solutions, Inc.	5,300	79,553
*	SonicWALL, Inc.	13,344	136,909
*	Sonus Networks, Inc.	39,284	190,920
	SpectraLink Corp.	2,456	21,564
*	Spectrum Control, Inc.	2,931	30,189
*	SPSS, Inc.	3,959	100,440
*	SRA International, Inc.	6,772	189,684
*	SRS Labs, Inc.	2,455	12,103
*	Staktek Holdings, Inc.	9,034	48,332
*	Standard Microsystems Corp.	2,472	69,389
	StarTek, Inc.	2,700	30,699
	Stellent, Inc.	6,225	66,670
* #	Stratasys, Inc.	2,100	50,169
*	Stratex Networks, Inc.	8,500	31,025
*	Stratos International, Inc.	2,292	14,302
*	SumTotal Systems, Inc.	5,600	36,344
*	Sun Microsystems, Inc.	195,600	976,044
*	Sunair Electronics, Inc.	100	340
*	Sunrise Telecom, Inc.	700	1,435
*	Supertex, Inc.	2,700	95,499
*	SupportSoft, Inc.	9,625	38,308

59

* #	Sybase, Inc.	10,400	239,928
*	Sycamore Networks, Inc.	56,545	207,520
*	Sykes Enterprises, Inc.	7,200	144,792
*	Symantec Corp.	46,232	861,764
#	Symbol Technologies, Inc.	41,132	493,995
*	Symmetricom, Inc.	6,500	48,490
*	Synaptics, Inc.	3,400	85,986
*	SYNNEX Corp.	6,288	139,782
*	Synopsys, Inc.	27,372	518,973
*	Synplicity, Inc.	3,259	20,955
	Syntel, Inc.	4,600	100,786
* #	Take-Two Interactive Software, Inc.	4,700	57,340
	TALX Corp.	5,250	129,675
*	Tech Data Corp.	10,744	374,858
	Technitrol, Inc.	8,087	228,943
*	Technology Solutions Co.	423	3,710
*	TechTeam Global, Inc.	2,216	17,174
*	Tekelec	11,300	150,290
	Tektronix, Inc.	16,400	464,776
*	TeleCommunication Systems, Inc.	6,350	14,351
* #	Telkonet, Inc.	1,700	5,219
*	Tellabs, Inc.	56,800	578,792
*	Telular Corp.	1,188	2,376
*	Teradyne, Inc.	37,904	532,172
*	Terayon Communication Systems, Inc.	2,800	2,772
*	Terremark Worldwide, Inc.	3,500	18,760
*	Tessco Technologies, Inc.	900	21,060
*	Tessera Technologies, Inc.	4,000	131,600
	Texas Instruments, Inc.	26,800	873,412
*	Therma-Wave, Inc.	800	952
	TheStreet.com, Inc.	2,271	24,436
*	Think Partnership, Inc.	4,200	8,064
*	THQ, Inc.	11,000	283,800
*	TIBCO Software, Inc.	42,853	336,825
*	Tier Technologies, Inc. Class B	900	5,625
*	TNS, Inc.	5,032	79,808
*	Tollgrade Communications, Inc.	2,000	18,300
	Total System Services, Inc.	10,100	225,129
*	Track Data Corp.	1,870	7,873
*	Transact Technologies, Inc.	2,000	17,700
*	Transaction Systems Architects, Inc.	3,300	109,461
*	Transmeta Corp.	7,125	8,408
*	Transwitch Corp.	8,882	15,810
*	Travelzoo, Inc.	1,400	41,608
*	Trident Microsystems, Inc.	5,000	103,150
*	Trimble Navigation, Ltd.	4,000	195,880
	Trio-Tech International	387	2,434
*	Triquint Semiconductor, Inc.	29,239	144,148
	TSR, Inc.	900	3,672
*	TTM Technologies, Inc.	8,675	111,561
*	Tumbleweed Communications Corp.	10,855	30,068
* #	Tut Systems, Inc.	3,800	4,370
*	Tyler Technologies, Inc.	7,800	102,024
*	Ulticom, Inc.	8,877	95,339
*	Ultimate Software Group, Inc.	2,100	47,460

60

*	Ultra Clean Holdings, Inc.	100	955
*	Ultratech, Inc.	4,900	71,687
*	Unisys Corp.	66,400	355,240
	United Online, Inc.	8,939	102,530
* #	Universal Display Corp.	2,800	29,708
* #	UTStarcom, Inc.	25,065	205,784
*	VA Software Corp.	5,700	21,318
*	ValueClick, Inc.	11,600	204,740
*	Varian Semiconductor Equipment Associates, Inc.	10,594	374,074
*	Veeco Instruments, Inc.	6,000	146,760
*	VendingData Corp.	1,600	3,568
*	VeriFone Holdings, Inc.	400	9,260
*	Verint Systems, Inc.	3,200	105,760
*	VeriSign, Inc.	23,000	465,520
*	Viasat, Inc.	5,500	148,775
*	Video Display Corp.	800	6,144
*	Vignette Corp.	3,700	51,171
*	Virage Logic Corp.	5,000	41,550
*	Vishay Intertechnology, Inc.	32,860	460,369
* #	Vitesse Semiconductor, Inc.	14,100	11,985
*	Vitria Technology, Inc.	7,488	19,244
* #	Vyyo, Inc.	1,575	8,206
*	WatchGuard Technologies, Inc.	1,900	7,885
*	Web.com, Inc.	3,421	14,676
*	WebEx Communications, Inc.	7,400	264,180
*	webMethods, Inc.	11,499	90,727
*	Websense, Inc.	2,200	45,474
*	WebSideStory, Inc.	2,272	28,786
*	Westell Technologies, Inc.	8,125	22,263
*	Western Digital Corp.	5,989	109,599
*	White Electronics Designs Corp.	5,394	26,538
*	Wind River Systems, Inc.	3,500	35,595
*	Winland Electronics, Inc.	400	1,372
	Wireless Telecom Group, Inc.	4,980	11,852
*	Wireless Xcessories Group, Inc.	800	2,560
*	Witness Systems, Inc.	6,800	110,500
*	WJ Communications, Inc.	8,985	15,364
*	Wright Express Corp.	400	10,760
*	Xenonics Holdings, Inc.	3,600	5,256
*	Xerox Corp.	57,284	848,376
	Xilinx, Inc.	26,880	614,746
	X-Rite, Inc.	6,200	55,118
*	Yahoo!, Inc.	15,344	442,214
*	Zebra Technologies Corp. Class A	6,200	209,808
*	Zhone Technologies, Inc.	21,420	34,700
*	ZILOG, Inc.	3,900	13,728
* #	Zix Corp.	300	264
*	Zomax, Inc.	1,200	2,424
*	Zoran Corp.	9,900	176,418
*	Zygo Corp.	3,950	52,575
Total Information Technology			112,536,812

Materials — (4.1%)
*	AEP Industries, Inc.	800	35,040
	Air Products & Chemicals, Inc.	12,200	808,738

61

	Airgas, Inc.	15,487	554,744
*	AK Steel Holding Corp.	8,100	102,141
	Albemarle Corp.	9,300	510,570
	Alcoa, Inc.	55,760	1,594,178
*	Aleris International, Inc.	5,700	292,239
	Allegheny Technologies, Inc.	3,100	177,785
	AMCOL International Corp.	5,700	132,354
*	American Pacific Corp.	1,652	11,481
#	American Vanguard Corp.	4,133	62,202
	Aptargroup, Inc.	6,867	353,651
	Arch Chemicals, Inc.	5,000	138,700
	Ashland, Inc.	9,400	593,516
*	Atlantis Plastics, Inc.	900	6,021
	Bairnco Corp.	1,000	12,060
	Balchem Corp.	2,457	48,919
#	Ball Corp.	4,700	189,598
	Bemis Co., Inc.	20,478	661,439
#	Bowater, Inc.	7,800	177,294
*	Brush Engineered Materials, Inc.	1,700	45,424
*	Buckeye Technologies, Inc.	1,000	8,130
	Cabot Corp.	12,144	403,545
#	Calgon Carbon Corp.	8,000	37,360
*	Caraustar Industries, Inc.	6,366	48,191
	Carpenter Technology Corp.	4,900	469,616
	Castle (A.M.) & Co.	3,516	99,362
	Celanese Corp. Class A	100	1,849
* #	Century Aluminum Co.	3,600	124,956
*	Chaparral Steel Co.	4,500	321,390
	Chemtura Corp.	32,200	279,818
	Chesapeake Corp.	900	13,050
	Cleveland-Cliffs, Inc.	6,200	226,114
* #	Coeur d’Alene Mines Corp.	54,600	296,478
	Commercial Metals Co.	23,400	505,206
	Compass Minerals International, Inc.	4,228	113,014
*	Constar International, Inc.	1,932	10,549
*	Continental Materials Corp.	200	5,400
*	Core Molding Technologies, Inc.	1,600	10,128
	CPAC, Inc.	1,200	6,840
*	Crown Holdings, Inc.	7,400	136,086
	Cytec Industries, Inc.	9,200	490,820
	Deltic Timber Corp.	2,444	115,919
*	Devcon International Corp.	800	5,120
	Dow Chemical Co.	40,588	1,547,620
	DuPont (E.I.) de Nemours & Co., Inc.	22,700	907,319
	Eagle Materials, Inc.	7,200	258,120
	Eastman Chemical Co.	7,900	414,355
	Ecolab, Inc.	7,644	340,770
#	Empire Resources, Inc.	900	10,602
	Ferro Corp.	7,400	126,392
#	Florida Rock Industries, Inc.	9,100	338,429
*	Flotek Industries, Inc.	1,390	22,240
	FMC Corp.	7,700	470,624
#	Freeport-McMoRan Copper & Gold, Inc. Class B	5,372	312,704
	Friedman Industries, Inc.	1,279	10,872
	Georgia Gulf Corp.	5,900	156,586

62

	Gibraltar Industries, Inc.	6,187	149,725
	Glatfelter (P.H.) Co.	2,200	31,570
*	Graphic Packaging Corp.	41,196	159,840
	Greif, Inc. Class A	2,300	162,955
#	Greif, Inc. Class B	2,176	145,139
	H.B. Fuller Co.	12,200	234,606
	Hawkins, Inc.	2,262	31,261
*	Headwaters, Inc.	5,900	130,508
*	Hecla Mining Co.	20,400	132,804
*	Hercules, Inc.	10,800	168,480
	International Flavors & Fragrances, Inc.	7,200	286,344
	International Paper Co.	30,516	1,061,041
	Kronos Worldwide, Inc.	9,298	282,659
*	Landec Corp.	5,300	53,689
*	Lesco, Inc.	1,919	14,527
	Louisiana-Pacific Corp.	14,263	278,984
	Lubrizol Corp.	13,544	589,029
	Lyondell Chemical Co.	32,000	831,360
	MacDermid, Inc.	6,000	171,900
#	Martin Marietta Materials, Inc.	6,300	518,868
*	Material Sciences Corp.	1,800	17,154
*	Maxxam, Inc.	706	19,295
	MeadWestavco Corp.	23,990	612,945
	Metal Management, Inc.	5,300	135,574
	Minerals Technologies, Inc.	4,044	210,248
*	Mines Management, Inc.	1,300	9,035
*	Mod-Pac Corp.	430	4,640
	Monsanto Co.	8,800	417,472
	Myers Industries, Inc.	3,100	50,933
*	Nalco Holding Co.	800	14,888
*	Nanophase Technologies Corp.	1,700	11,645
	Nevada Chemicals, Inc.	1,300	11,245
	NewMarket Corp.	3,300	204,369
	Newmont Mining Corp.	19,800	1,014,750
#	NL Industries, Inc.	4,000	41,400
	NN, Inc.	3,800	47,728
*	Northern Technologies International Corp.	700	5,649
*	Northwest Pipe Co.	1,500	45,390
#	Nucor Corp.	10,400	508,248
	Olin Corp.	14,500	217,935
	Olympic Steel, Inc.	500	13,825
*	OM Group, Inc.	6,100	244,000
*	OMNOVA Solutions, Inc.	6,400	35,968
*	Oregon Steel Mills, Inc.	6,800	327,556
* #	Owens-Illinois, Inc.	7,800	118,248
	Packaging Corp. of America	16,844	389,770
*	Pactiv Corp.	12,500	334,125
	Penford Corp.	1,967	30,764
	Phelps Dodge Corp.	6,257	560,002
*	Pioneer Companies, Inc.	2,100	51,156
*	PolyOne Corp.	19,175	166,247
	PPG Industries, Inc.	15,000	950,400
	Praxair, Inc.	5,300	304,273
	Quaker Chemical Corp.	2,209	41,750
	Quanex Corp.	7,800	267,774

63

	Reliance Steel & Aluminum Co.	14,388	471,495
	Rock of Ages Corp.	700	3,003
	Rock-Tenn Co. Class A	1,600	30,912
*	Rockwood Holdings, Inc.	15,300	320,994
	Rohm & Haas Co.	20,676	911,812
*	Rotonics Manufacturing, Inc.	1,986	5,839
#	Royal Gold, Inc.	3,700	110,223
	RPM International, Inc.	21,738	408,892
*	RTI International Metals, Inc.	4,650	201,671
	Ryerson, Inc.	1,200	25,416
	Schnitzer Steel Industries, Inc. Class A	4,687	148,812
	Schulman (A.), Inc.	1,400	33,026
	Schweitzer-Maudoit International, Inc.	2,657	50,483
#	Scotts Miracle-Gro Co. Class A	12,800	549,376
	Sealed Air Corp.	7,100	368,277
	Sensient Technologies Corp.	9,572	192,589
	Sigma-Aldrich Corp.	3,400	246,942
	Silgan Holdings, Inc.	5,800	205,320
*	Smurfit-Stone Container Corp.	41,498	472,662
	Spartech Corp.	6,700	150,951
	Steel Dynamics, Inc.	9,538	503,511
	Steel Technologies, Inc.	600	13,344
	Stepan Co.	2,004	59,078
*	Stillwater Mining Co.	18,800	177,284
	Summa Industries, Inc.	600	5,106
*	Symyx Technologies, Inc.	5,200	119,080
*	Synalloy Corp.	1,176	16,211
	Temple-Inland, Inc.	10,800	480,816
*	Terra Industries, Inc.	20,000	146,800
	Texas Industries, Inc.	4,800	225,312
*	The Mosaic Co.	2,200	35,728
*	Titanium Metals Corp.	4,800	123,840
	Tronox, Inc. Class B	1,476	19,040
*	U.S. Concrete, Inc.	7,600	46,588
*	United States Lime & Minerals, Inc.	1,300	45,838
	United States Steel Corp.	12,050	700,949
*	Universal Stainless & Alloy Products, Inc.	1,500	36,660
	Valhi, Inc.	19,940	541,570
	Valspar Corp.	19,444	517,210
	Vulcan Materials Co.	9,100	715,351
	Wausau Paper Corp.	10,744	146,226
	Westlake Chemical Corp.	12,572	376,657
	Weyerhaeuser Co.	15,000	930,000
*	Wheeling-Pittsburgh Corp.	3,255	57,353
*	Williams Industries, Inc.	100	235
	Worthington Industries, Inc.	17,344	331,444
* #	Zoltek Companies, Inc.	2,200	56,210
Total Materials			39,361,494

Other — (0.0%)
*	Pelican Financial Escrow Shares	100	0

Real Estate Investment Trusts — (0.1%)
*	American Spectrum Realty, Inc.	300	6,683
	Capital Properties, Inc.	500	14,650

64

	Capitalsource, Inc.	7,670	186,381
*	CB Richard Ellis Group, Inc.	6,025	138,575
	Consolidated-Tokoma Land Co.	700	46,648
	Forest City Enterprises, Inc. Class B	1,000	53,420
* #	HouseValues, Inc.	314	1,862
#	Jones Lang LaSalle, Inc.	3,200	266,432
	Longview Fibre Co.	4,032	84,027
*	Stratus Properties, Inc.	1,235	33,394
*	Tejon Ranch Co.	2,900	125,831
*	The Intergroup Corp.	600	9,927
#	The St. Joe Corp.	3,300	168,168
	Thomas Properties Group, Inc.	6	72
*	Trammell Crow Co.	7,100	244,382
*	United Capital Corp.	1,618	42,958
	Wilshire Enterprises, Inc.	900	4,095
Total Real Estate Investment Trusts			1,427,505

Telecommunication Services — (2.8%)
*	@Road, Inc.	13,560	64,139
	Alaska Communications Systems Group, Inc.	6,244	86,105
	Alltel Corp.	23,835	1,292,095
* #	American Tower Corp.	11,400	408,804
	AT&T, Inc.	242,997	7,564,497
	BellSouth Corp.	50,600	2,060,432
*	Boston Communications Group, Inc.	3,995	8,549
*	Broadwing Corp.	17,900	204,955
	Centennial Communications Corp.	7,800	36,582
*	Cincinnati Bell, Inc.	32,000	161,600
	Citizens Communications Co.	5,244	72,315
*	Cogent Communications Group, Inc.	10,100	93,728
	Commonwealth Telephone Enterprises, Inc.	1,800	63,468
	Consolidated Communications Holdings, Inc.	6,059	103,912
*	Crown Castle International Corp.	6,600	226,776
	CT Communications, Inc.	4,100	94,464
	D&E Communications, Inc.	3,170	36,043
*	Dobson Communications Corp.	28,744	197,471
*	Embarq Corp.	4,620	217,833
	FairPoint Communications, Inc.	700	11,445
*	FiberTower Corp.	12,873	100,023
*	General Communications, Inc. Class A	10,644	135,285
	Hector Communications Corp.	636	22,766
	Hickory Tech Corp.	2,299	15,932
*	IDT Corp.	400	5,540
*	IDT Corp. Class B	14,744	210,544
*	InPhonic, Inc.	1,000	7,080
	Iowa Telecommunications Services, Inc.	400	7,768
*	LCC International, Inc. Class A	4,800	16,464
*	Leap Wireless International, Inc.	12,100	559,746
* #	Level 3 Communications, Inc.	70,146	310,747
*	Lynch Interactive Corp.	1	2,400
* #	Moscow CableCom Corp.	1,400	12,922
*	NeuStar, Inc.	3,200	90,304
* #	NII Holdings, Inc.	4,700	250,745
	North Pittsburgh Systems, Inc.	3,000	74,940
*	Premiere Global Services, Inc.	15,100	117,780

65

*	Price Communications Corp.	11,700	213,876
*	Qwest Communications International, Inc.	31,900	281,039
*	Rural Cellular Corp. Class A	1,800	14,238
*	SBA Communications Corp.	5,444	140,129
	Shenandoah Telecommunications Co.	1,700	74,732
#	Sprint Nextel Corp.	175,100	2,962,692
*	SunCom Wireless Holdings, Inc.	4,600	6,578
	SureWest Communications	1,600	30,368
*	Syniverse Holdings, Inc.	300	5,025
*	TALK America Holdings, Inc.	4,000	23,200
	Telephone & Data Systems, Inc.	6,700	284,147
	Telephone & Data Systems, Inc. Special Shares	7,497	307,227
*	Time Warner Telecom, Inc.	6,100	109,617
*	United States Cellular Corp.	7,056	423,007
*	US LEC Corp.	4,837	24,911
	USA Mobility, Inc.	3,400	77,690
	Verizon Communications, Inc.	182,256	6,411,766
	Warwick Valley Telephone Co.	1,109	22,235
#	Windstream Corp.	21,624	285,437
*	Wireless Facilities, Inc.	5,900	12,921
*	Xeta Corp.	2,700	6,345
Total Telecommunication Services			26,663,379

Utilities — (2.1%)
*	AES Corp.	15,544	330,155
#	AGL Resources, Inc.	6,100	221,979
*	Allegheny Energy, Inc.	4,900	204,526
	ALLETE, Inc.	3,844	176,593
	Alliant Energy Corp.	5,300	193,927
	Ameren Corp.	6,100	326,655
	American Electric Power Co., Inc.	6,072	221,507
	American States Water Co.	2,500	96,075
	Aqua America, Inc.	5,905	139,889
*	Aquila, Inc.	48,384	221,599
	Artesian Resources Corp. Class A	779	15,502
#	Atmos Energy Corp.	6,344	182,707
#	Avista Corp.	6,300	152,712
	BIW, Ltd.	200	3,460
	Black Hills Corp.	4,216	146,759
*	Cadiz, Inc.	600	12,084
	California Water Service Group	2,600	99,008
	Cascade Natural Gas Corp.	1,800	46,170
#	CenterPoint Energy, Inc.	9,500	137,275
	Central Vermont Public Service Corp.	1,670	37,709
	CH Energy Group, Inc.	2,044	100,401
	Chesapeake Utilities Corp.	900	28,989
	Cleco Corp.	6,500	162,240
* #	CMS Energy Corp.	17,300	253,272
	Connecticut Water Services, Inc.	1,791	41,712
	Consolidated Edison, Inc.	7,200	332,640
	Constellation Energy Group	1,400	84,126
	Delta Natural Gas Co., Inc.	596	15,001
	Dominion Resources, Inc.	5,600	447,384
#	DPL, Inc.	9,500	264,100
#	DTE Energy Co.	5,300	221,222

66

	Duke Energy Corp.	19,136	574,080
	Duquesne Light Holdings, Inc.	7,400	145,706
*	Dynegy, Inc.	31,200	193,440
	Edison International	5,244	228,848
*	El Paso Electric Co.	6,300	150,633
	Empire District Electric Co.	3,914	88,456
	Energen Corp.	5,900	257,476
	Energy East Corp.	9,700	235,225
	Energy West, Inc.	470	5,466
	EnergySouth, Inc.	1,154	39,825
	Entergy Corp.	3,200	248,480
*	Environmental Power Corp.	1,928	9,621
#	Equitable Resources, Inc.	3,544	130,632
	Exelon Corp.	10,372	632,485
	FirstEnergy Corp.	5,144	293,517
	Florida Public Utilities Co.	900	11,835
#	FPL Group, Inc.	6,472	287,680
#	Great Plains Energy, Inc.	6,500	198,380
	Green Mountain Power Corp.	649	21,631
	Hawaiian Electric Industries, Inc.	6,300	172,746
	IDACORP, Inc.	5,600	215,152
	KeySpan Corp.	1,400	57,400
	Laclede Group, Inc.	2,700	87,993
	Maine & Maritimes Corp.	400	6,900
	MDU Resources Group, Inc.	5,492	134,554
	MGE Energy, Inc.	3,000	100,830
	Middlesex Water Co.	2,632	53,482
*	Mirant Corp.	26,800	776,396
	National Fuel Gas Co.	6,572	250,853
	New Jersey Resources Corp.	5,900	292,994
	Nicor, Inc.	3,644	159,097
	NiSource, Inc.	8,000	169,360
#	Northeast Utilities, Inc.	12,032	274,450
	Northwest Natural Gas Co.	3,500	133,875
	NSTAR	8,300	273,319
	OGE Energy Corp.	7,070	263,287
#	Oneok, Inc.	5,700	218,139
	Otter Tail Corp.	3,800	114,570
	Peoples Energy Corp.	4,000	169,520
#	Pepco Holdings, Inc.	5,586	141,829
#	PG&E Corp.	5,500	230,615
#	Piedmont Natural Gas Co.	6,304	164,345
#	Pinnacle West Capital Corp.	3,000	137,820
	PNM Resources, Inc.	6,700	192,089
	PPL Corp.	5,844	204,365
	Progress Energy, Inc.	7,416	328,751
	Puget Energy, Inc.	9,100	205,933
	Questar Corp.	8,172	707,205
*	Reliant Energy, Inc.	45,600	613,776
	RGC Resources, Inc.	200	5,170
	SCANA Corp.	3,316	137,117
	SEMCO Energy, Inc.	5,300	31,058
	Sempra Energy	6,200	308,264
*	Sierra Pacific Resources	15,644	230,749
	SJW Corp.	3,710	112,599

67

South Jersey Industries, Inc.	6,072	176,027
Southern Co.	11,572	396,572
Southern Union Co.	8,972	247,986
Southwest Gas Corp.	5,244	176,723
Southwest Water Co.	3,435	44,552
TECO Energy, Inc.	11,100	175,047
TXU Corp.	6,216	411,561
UGI Corp.	8,200	203,360
UIL Holdings Corp.	3,177	116,088
Unisource Energy Corp.	4,616	159,298
Unitil Corp.	1,214	29,828
Vectren Corp.	5,972	164,588
Westar Energy, Inc.	6,788	165,559
WGL Holdings, Inc.	6,316	196,238
Wisconsin Energy Corp.	3,372	144,996
WPS Resources Corp.	3,172	162,977
Xcel Energy, Inc.	12,344	256,755
York Water Co.	1,094	31,277
Total Utilities		19,606,828

TOTAL COMMON STOCKS		843,581,813

RIGHTS/WARRANTS — (0.0%)
* Caliper Life Sciences, Inc. Warrants 08/10/11	359	481

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (11.0%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.28%, 09/01/06 (Collateralized by $68,319,853 FHLMC 5.000%, 11/01/35 & 7.500%, 09/01/30 & FNMA, rates ranging from 4.000% to 5.500%, maturities ranging from 10/01/13 to 12/01/35, valued at $40,588,918) to be repurchased at $39,409,719	$39,404	39,403,940

@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.28%, 09/01/06 (Collateralized by $59,115,000 FHLB Bonds 5.125%, 08/08/08 & FHLMC, rates ranging from 4.500%(r) to 7.100%, maturities ranging from 03/21/07 to 12/26/11, valued at $60,201,802) to be repurchased at $58,008,507	58,000	58,000,000

Repurchase Agreement, PNC Capital Markets, Inc. 5.22%, 09/01/06 (Collateralized by $6,772,000 FHLMC 4.00%, 09/22/09, valued at $6,687,350) to be repurchased at $6,588,955	6,588	6,588,000

TOTAL TEMPORARY CASH INVESTMENTS		103,991,940

TOTAL INVESTMENTS - (100.0%)
(Cost $925,766,212)##		$947,574,234

68

DFA REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2006

(Unaudited)

		Shares	Value †

COMMON STOCKS — (88.6%)
Real Estate Investment Trusts — (88.6%)
	Acadia Realty Trust	235,000	$5,790,400
	Agree Realty Corp.	57,000	1,841,670
*	Alexander’s, Inc.	37,200	10,704,300
	Alexandria Real Estate Equities, Inc.	177,100	17,359,342
	AMB Property Corp.	648,000	36,177,840
	America First Apartment Investors, Inc.	81,236	1,298,964
	American Campus Communites, Inc.	127,250	3,304,682
	American Land Lease, Inc.	57,000	1,364,010
*	AmeriVest Properties, Inc.	178,500	876,435
#	Apartment Investment & Management Co. Class A	714,600	36,616,104
	Archstone-Smith Trust	1,624,455	86,388,517
#	Ashford Hospitality Trust	414,250	4,958,573
	Associated Estates Realty Corp.	132,100	1,856,005
#	AvalonBay Communities, Inc.	550,100	66,562,100
	BioMed Realty Trust, Inc.	407,800	12,698,892
	BNP Residential Properties, Inc.	76,000	1,798,160
#	Boston Properties, Inc.	867,600	88,174,188
*	Boykin Lodging Co.	129,100	1,416,227
	Brandywine Realty Trust	667,753	21,788,780
#	BRE Properties, Inc. Class A	380,600	22,489,654
	Camden Property Trust	416,300	32,300,717
	CBL & Associates Properties, Inc.	474,500	19,331,130
	Cedar Shopping Centers, Inc.	222,600	3,423,588
#	Colonial Properties Trust	334,856	16,602,160
	Columbia Equity Trust, Inc.	74,400	1,123,440
	Commercial Net Lease Realty	416,775	9,269,076
	Corporate Office Properties Trust	306,700	14,405,699
	Cousins Properties, Inc.	375,200	12,895,624
	Crescent Real Estate Equities, Inc.	752,300	16,287,295
#	Developers Diversified Realty Corp.	833,699	45,103,116
	Digital Realty Trust, Inc.	245,300	7,336,923
	Duke Realty Corp.	989,400	37,577,412
	EastGroup Properties, Inc.	163,100	8,319,731
	Education Realty Trust, Inc.	128,253	1,817,345
	Entertainment Properties Trust	195,100	9,727,686
	Equity Inns, Inc.	402,800	6,195,064
#	Equity Lifestyle Properties, Inc.	173,900	7,795,937
#	Equity Office Properties Trust	2,782,663	103,208,971
	Equity One, Inc.	560,476	14,095,971
#	Equity Residential	2,206,550	110,040,649
#	Essex Property Trust, Inc.	169,300	21,242,071
	Extra Space Storage, Inc.	383,093	6,704,128

1

	Federal Realty Investment Trust	392,300	29,057,661
#	FelCor Lodging Trust, Inc.	445,300	9,551,685
#	First Industrial Realty Trust, Inc.	330,600	14,321,592
	First Potomac Realty Trust	151,200	4,688,712
	General Growth Properties, Inc.	1,832,300	83,058,159
	Glenborough Realty Trust, Inc.	243,400	6,282,154
#	Glimcher Realty Trust	271,100	6,614,840
	Global Signal, Inc.	513,800	24,662,400
*	Golf Trust of America, Inc.	40,300	25,792
	Government Properties Trust, Inc.	153,200	1,398,716
	Heritage Property Investment Trust	353,700	12,860,532
	Hersha Hospitality Trust	199,100	2,004,937
	Highland Hospitality Corp.	441,900	6,084,963
	Highwood Properties, Inc.	399,800	15,088,452
*	HMG Courtland Properties, Inc.	2,600	25,597
#	Home Properties, Inc.	230,190	13,093,207
#	Hospitality Properties Trust	532,200	24,651,504
	Host Marriott Corp.	3,786,100	85,338,694
	HRPT Properties Trust	1,594,900	18,500,840
#	Inland Real Estate Corp.	493,600	7,971,640
	Innkeepers USA Trust	314,100	5,201,496
	Kilroy Realty Corp.	219,400	17,347,958
#	Kimco Realty Corp.	1,758,600	73,069,830
	Kite Realty Group Trust	208,700	3,399,723
	Lasalle Hotel Properties	291,600	12,812,904
#	Lexington Corporate Properties Trust	385,800	8,109,516
	Liberty Property Trust	649,700	31,101,139
#	Mack-Cali Realty Corp.	461,100	24,507,465
#	Maguire Properties, Inc.	334,700	13,357,877
*	Malan Realty Investors, Inc.	19,100	17,954
*	Maxus Realty Trust, Inc.	4,125	54,450
	Mid-America Apartment Communities, Inc.	170,100	10,274,040
	Mission West Properties, Inc.	135,100	1,465,835
	Monmouth Real Estate Investment Corp. Class A	142,291	1,153,980
#	New Plan Excel Realty Trust	795,000	21,934,050
	One Liberty Properties, Inc.	72,400	1,553,704
	Pan Pacific Retail Properties, Inc.	297,631	20,780,596
	Parkway Properties, Inc.	103,500	5,073,570
#	Pennsylvania Real Estate Investment Trust	267,181	11,307,100
#	Post Properties, Inc.	308,900	14,888,980
	ProLogis	1,846,833	104,272,191
	PS Business Parks, Inc.	156,700	9,577,504
#	Public Storage, Inc.	1,248,234	108,159,476
	Ramco-Gershenson Properties Trust	122,900	3,932,800
	Realty Income Corp.	650,000	15,983,500
	Reckson Associates Realty Corp.	632,401	27,060,439
	Regency Centers Corp.	499,300	33,587,911
*	Roberts Realty Investors, Inc.	19,200	153,024
#	Saul Centers, Inc.	124,200	5,422,572
	Senior Housing Properties Trust	524,200	10,667,470
#	Simon Property Group, Inc.	1,658,597	140,632,440
	Sizeler Property Investors, Inc.	156,500	2,345,935
	SL Green Realty Corp.	313,700	34,996,372
	Sovran Self Storage, Inc.	128,700	6,960,096
#	Strategic Hotel Capital, Inc.	534,100	10,895,640

2

	Sun Communities, Inc.	131,900	4,245,861
	Sunstone Hotel Investors, Inc.	421,100	12,590,890
	Supertel Hospitality, Inc.	88,100	588,508
	Tanger Factory Outlet Centers, Inc.	225,900	8,087,220
	Taubman Centers, Inc.	385,300	15,523,737
	The Macerich Co.	521,400	38,927,724
#	The Mills Corp.	410,600	7,382,588
	Trizec Properties, Inc.	1,146,200	33,090,794
	UMH Properties, Inc.	72,400	1,111,340
	United Dominion Realty Trust, Inc.	1,020,500	31,135,455
	Urstadt Biddle Properties, Inc.	50,100	817,131
	Urstadt Biddle Properties, Inc. Class A	137,100	2,360,862
#	U-Store-It Trust	416,200	8,290,704
#	Vornado Realty Trust	1,076,000	113,959,160
	Washington Real Estate Investment Trust	340,900	13,847,358
	Weingarten Realty Investors	681,100	28,892,262
	Winston Hotels, Inc.	195,600	2,329,596
	Winthrop Realty Trust	299,500	1,880,860

TOTAL COMMON STOCKS			2,410,672,240

		Face Amount
		(000)
TEMPORARY CASH INVESTMENTS — (11.4%)
@	Repurchase Agreement, Merrill Lynch Triparty Repo 5.28%, 09/01/06 (Collateralized by $132,326,347 FNMA 5.187%(r), 06/01/35 & 7.940%(r), 12/01/35, valued at $104,202,875) to be repurchased at $101,181,848	$101,167	101,167,010

@	Repurchase Agreement, Morgan Stanley Triparty Repo 5.28%, 09/01/06 (Collateralized by $190,965,000 FHLB Bonds, rates ranging from 4.000% to 6.000%, maturities ranging from 08/01/08 to 11/01/10 & Tennessee Valley Authority 6.790%, 05/23/12 & 4.650%, 06/15/35, valued at $193,058,278) to be repurchased at $185,027,133	185,000	185,000,000

	Repurchase Agreement, PNC Capital Markets, Inc. 5.22%, 09/01/06 (Collateralized by $23,929,000 FHLMC 4.00%, 09/22/09, valued at $23,629,888) to be repurchased at $23,283,376	23,280	23,280,000

TOTAL TEMPORARY CASH INVESTMENTS			309,447,010

TOTAL INVESTMENTS - (100.0%)
(Cost $1,834,082,755) ##			$2,720,119,250

3

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2006

(Unaudited)

		Shares	Value ††

AUSTRALIA — (4.5%)
COMMON STOCKS — (4.5%)
	ABC Learning Centres, Ltd.	22,232	$109,935
	Alinta, Ltd.	24,614	206,803
	Alumina, Ltd.	139,764	675,834
	Amcor, Ltd.	84,945	434,934
	Amcor, Ltd. ADR	1,068	21,841
	AMP, Ltd.	186,786	1,287,811
	Ansell, Ltd.	12,403	89,157
#	APN News & Media, Ltd.	49,644	188,933
#	Aristocrat Leisure, Ltd.	49,521	494,279
*	Austar United Communications, Ltd.	284,547	252,685
	Australand Property Group	77,796	105,089
	Australia & New Zealand Banking Group, Ltd.	199,258	4,136,946
	Australia & New Zealand Banking Group, Ltd. Sponsored ADR	2,400	250,080
	Australian Gas Light Co.	45,094	693,603
	Australian Stock Exchange, Ltd.	16,683	419,724
	AWB, Ltd.	33,380	89,132
	AXA Asia Pacific Holdings, Ltd.	244,297	1,217,880
# *	Babcock & Brown Infrastructure Group	133,200	161,638
	Babcock & Brown, Ltd.	14,300	218,742
	Bendigo Bank, Ltd.	10,364	109,552
	BHP Billiton, Ltd.	360,962	7,603,284
	BHP Billiton, Ltd. Sponsored ADR	28,400	1,195,640
	Billabong International, Ltd.	17,806	200,835
	BlueScope Steel, Ltd.	79,029	409,007
	Boral, Ltd.	57,427	297,474
#	Brambles Industries, Ltd.	118,343	1,077,485
	Brickworks, Ltd.	10,834	92,429
*	Burns, Philp & Co., Ltd.	177,341	146,106
	Caltex Australia, Ltd.	29,754	518,915
	Challenger Financial Services Group, Ltd.	39,625	105,897
	Coates Hire, Ltd.	51,975	232,885
	Coca-Cola Amatil, Ltd.	50,128	250,561
	Cochlear, Ltd.	5,059	193,988
	Coles Myer, Ltd.	135,872	1,450,215
	Commonwealth Bank of Australia	143,286	4,993,399
	Computershare, Ltd.	51,406	305,541
	CSL, Ltd.	18,193	704,592
	CSR, Ltd.	91,001	218,397
#	DCA Group, Ltd.	40,864	78,752
	Downer EDI, Ltd.	24,752	106,339
	Excel Coal, Ltd.	14,100	93,524
# *	Fortescue Metals Group, Ltd.	50,976	383,906
	Foster’s Group, Ltd.	207,548	942,173

1

*	Hardman Resources, Ltd.	33,188	36,491
	Harvey Norman Holdings, Ltd.	128,448	336,838
	Iluka Resources, Ltd.	20,985	116,928
	Insurance Australia Group, Ltd.	188,541	771,945
	James Hardie Industries NL	43,241	220,727
	John Fairfax Holdings, Ltd.	89,312	274,721
	Leighton Holdings, Ltd.	30,749	464,625
	Lend Lease Corp., Ltd.	35,335	423,436
	Lion Nathan, Ltd.	63,050	383,927
*	Macquarie Airports	69,300	157,350
	Macquarie Bank, Ltd.	26,762	1,320,206
	Macquarie Infrastructure Group	92,355	221,434
*	Mayne Pharma, Ltd.	58,769	137,509
	Metcash Limited	115,235	373,018
	Mirvac, Ltd.	106,813	372,481
	Multiplex Group	59,010	151,960
	National Australia Bank, Ltd.	178,139	4,927,461
	National Australia Bank, Ltd. Sponsored ADR	2,900	401,215
	Newcrest Mining, Ltd.	35,371	525,373
	Nufarm, Ltd.	14,411	117,552
#	Onesteel, Ltd.	53,599	173,943
	Orica, Ltd.	30,390	520,209
	Origin Energy, Ltd.	77,873	396,164
	Oxiana, Ltd.	122,861	265,923
*	Paladin Resources, Ltd.	101,022	406,112
	Paperlinx, Ltd.	42,030	110,259
	Perpetual Trustees Australia, Ltd.	3,869	214,859
	Promina Group, Ltd.	105,707	473,795
#	Publishing and Broadcasting, Ltd.	75,939	1,063,111
	Qantas Airways, Ltd.	352,878	925,297
#	QBE Insurance Group, Ltd.	86,069	1,565,286
	Ramsay Health Care, Ltd.	14,888	112,725
	Rinker Group, Ltd.	104,478	1,098,304
#	Rio Tinto, Ltd.	47,966	2,661,970
	Santos, Ltd.	60,572	517,500
	Seven Network, Ltd.	3,746	26,622
*	Sigma Pharmaceuticals, Ltd.	55,175	104,753
	Sims Group, Ltd.	7,596	114,908
	Sonic Healthcare, Ltd.	25,691	236,753
	St. George Bank, Ltd.	60,819	1,386,411
	Suncorp-Metway, Ltd.	65,088	1,017,254
*	Sydney Roads Group	29,561	23,360
	Symbion Health, Ltd.	59,482	147,243
	TABCORP Holdings, Ltd.	54,804	632,350
#	Telstra Corp., Ltd.	876,734	2,410,540
	Toll Holdings, Ltd.	55,250	602,975
	Transurban Group	82,024	437,186
	UNITAB, Ltd.	10,745	115,253
	United Group, Ltd.	31,665	332,543
	Virgin Blue Holdings, Ltd.	90,396	107,928
	Washington H. Soul Pattinson & Co., Ltd.	18,899	108,170
	Wesfarmers, Ltd.	44,126	1,130,579
	West Australian Newspapers Holdings, Ltd.	15,484	111,165
	Westfield Group Stapled	1,185	16,513

2

Westpac Banking Corp.	197,934	3,527,790
Woodside Petroleum, Ltd.	70,327	2,262,440
Woolworths, Ltd.	130,908	2,066,358
WorleyParsons, Ltd.	16,683	229,631
Zinifex, Ltd.	47,500	428,789

TOTAL — AUSTRALIA		72,584,110

AUSTRIA — (0.3%)
COMMON STOCKS — (0.3%)
Boehler-Uddeholm AG	3,944	212,211
* BWIN Interactive Entertainment AG	2,186	81,341
Erste Bank der Oesterreichischen Sparkassen AG	27,631	1,671,281
EVN AG	1,049	115,408
* IMMOFINANZ Immobiliem Anlagen AG	8,273	95,871
Oesterreichische Elektrizitaetswirtschafts AG	8,100	407,939
OMV AG	17,280	922,311
Telekom Austria AG	35,563	872,347
Uniqa Versicherungen AG	7,460	249,054
Voestalpine AG	7,208	273,100
Wienerberger AG	8,679	416,481

TOTAL — AUSTRIA		5,317,344

BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
Ackermans & Van Haaren SA	5,007	373,327
AGFA-Gevaert NV, Mortsel	7,300	171,245
Bekaert SA	1,924	188,818
Colruyt SA	1,700	288,976
* Cumerio - Strip	55	6
Delhaize Group	4,997	380,346
Delhaize Group Sponsored ADR	700	53,221
Dexia SA	55,596	1,428,260
Distrigaz	29	142,133
# Fortis AG	97,350	3,790,739
Groupe Bruxelles Lambert SA	2,500	262,429
InBev NV	29,842	1,548,558
KBC Groep NV	28,460	3,065,177
Mobistar SA	2,500	205,541
Solvay SA	4,853	587,388
Suez SA	5,900	252,495
* Suez SA Strip VVPR	11,992	154
UCB SA	7,600	445,498
Umicore	1,748	254,376
* Umicore Strip VVPR	55	6

TOTAL — BELGIUM		13,438,693

3

CANADA — (6.0%)
COMMON STOCKS — (6.0%)
	AGF Management, Ltd. Class B Non-Voting	9,000	177,508
	Agnico Eagle Mines, Ltd.	12,100	455,515
	Agrium, Inc.	9,100	210,355
	Alcan, Inc.	43,621	1,963,399
	Alimentation Couche-Taro, Inc. Subordinated Voting Class B	14,900	314,770
*	Alliance Atlantis Communications, Inc. Series B Non-Voting	3,300	99,421
	Astral Media, Inc. Class A	4,000	138,026
	Atco, Ltd. Class 1 Non-Voting	4,700	176,340
*	ATI Technologies, Inc.	17,800	381,992
	AUR Resources, Inc.	12,600	214,427
	Bank of Montreal	28,224	1,708,557
#	Bank of Nova Scotia	114,644	4,906,054
	Barrick Gold Corp.	99,800	3,337,201
# *	BCE, Inc.	13,450	335,368
	Bell Aliant Regional Communications Income Fund	1,000	31,340
*	Bema Gold Corp.	47,700	257,640
	Biovail Corp.	15,600	253,625
*	Bombardier, Inc. Class B	156,400	475,440
#	Brookfield Asset Management, Inc. Series A Limited Voting	22,350	996,883
	Brookfield Properties Corp.	13,425	470,658
	CAE, Inc.	14,833	127,355
	Cameco Corp.	40,200	1,641,752
	Canada Bread Co., Ltd.	100	5,519
	Canadian Imperial Bank of Commerce	38,700	2,806,301
#	Canadian National Railway Co.	61,400	2,619,207
	Canadian National Resources, Ltd.	61,600	3,234,655
	Canadian Pacific Railway, Ltd.	17,400	853,234
	Canadian Tire Corp. Class A Non-Voting	5,300	332,587
	Canadian Utilities, Ltd. Class A Non-Voting	7,000	253,072
*	Canfor Corp.	8,800	90,524
*	Celestica, Inc. Subordinate Voting	28,200	267,891
*	CGI Group, Inc.	17,800	112,730
	Cinram International, Inc. Income Fund	5,400	113,345
*	Cognos, Inc.	4,400	142,832
*	Compton Petroleum Corp.	10,000	120,420
	Corus Entertainment, Inc. Class B Non-Voting	4,100	144,667
*	Domtar, Inc.	20,100	127,659
*	Duvernay Oil Corp.	5,400	202,653
*	Eldorado Gold Corp.	37,800	186,384
	Empire Co., Ltd. Class A Non-Voting	800	32,027
#	Enbridge, Inc.	35,600	1,170,777
	EnCana Corp.	92,300	4,861,762
	Ensign Energy Services, Inc.	13,500	276,278
	Fairfax Financial Holdings, Inc. Subordinate Voting	1,000	120,329
	Finning International, Inc.	9,300	334,709
*	First Calgary Petroleums, Ltd. Class A	15,600	140,150
	First Quantum Minerals, Ltd.	6,900	375,558
	Fortis, Inc.	8,700	196,779
*	Four Seasons Hotels, Inc.	2,800	176,694
	George Weston, Ltd.	5,600	397,213
	Gerdau Ameristeel Corp.	14,100	137,900
*	Gildan Activewear, Inc.	6,300	313,946
*	Glamis Gold, Ltd.	18,000	826,798

4

	Goldcorp, Inc.	39,400	1,086,147
#	Great West Lifeco, Inc.	30,800	816,187
#	Husky Energy, Inc.	14,600	1,010,231
#	IGM Financial, Inc.	12,900	580,051
#	Imperial Oil, Ltd.	39,427	1,483,551
	INCO, Ltd.	9,500	739,767
	Industrial Alliance Insurance & Financial Services, Inc.	4,000	120,691
*	ING Canada, Inc.	12,100	615,783
	Inmet Mining Corp.	5,400	228,595
	Intrawest Corp.	4,600	158,355
	Ipsco, Inc.	5,307	489,696
	Jean Coutu Group PJC, Inc. Class A Subordinate Voting	7,500	81,426
*	Kinross Gold Corp.	37,700	528,339
	Loblaw Companies, Ltd.	11,900	551,235
*	MacDonald Dettweiler & Associates, Ltd.	2,400	83,011
#	Magna International, Inc. Class A	11,919	852,867
	Manitoba Telecom Services, Inc.	2,400	102,792
#	Manulife Financial Corp.	182,600	5,948,997
	MDS, Inc.	15,127	304,784
*	Meridian Gold, Inc.	10,400	308,058
	Methanex Corp.	11,600	278,429
	Metro, Inc. Class A Subordinate Voting	9,900	281,245
	Mi Developments, Inc.	5,100	175,060
#	National Bank of Canada	17,800	966,092
	New Maple Leaf Foods, Inc.	6,700	74,438
#	Nexen, Inc.	30,023	1,751,726
	Niko Resources, Ltd.	4,200	240,190
	Norbord, Inc.	2,400	19,043
*	Nortel Networks Corp.	212,600	442,396
	Nova Chemicals Corp.	6,300	199,550
*	Novelis, Inc.	7,800	161,815
	Onex Corp.	11,800	263,053
*	OPTI Canada, Inc.	18,400	337,602
*	Pan Amer Silver Corp.	6,300	142,666
*	Paramont Resources, Ltd. Class A	5,100	158,495
	Petro-Canada	58,500	2,498,145
	Potash Corp. of Saskatchewan, Inc.	10,800	1,055,377
#	Power Corp. of Canada, Ltd.	34,700	1,015,602
	Power Financial Corp.	28,400	889,283
	Quebecor, Inc. Class B Subordinate Voting	4,500	113,996
	Ritchie Brothers Auctioneers, Inc.	3,000	147,109
	Rogers Communications, Inc. Class B Non-Voting	23,700	1,222,202
*	RONA, Inc.	12,100	239,088
	Rothmans, Inc.	1,200	21,822
#	Royal Bank of Canada	93,564	4,141,094
	Russel Metals, Inc.	6,600	166,239
	Saputo, Inc.	5,100	173,491
	Shaw Communictions, Inc. Class B Non-Voting	19,000	570,705
	Shell Canada, Ltd.	23,700	769,558
	Sherritt International Corp.	14,600	141,073
	Shoppers Drug Mart Corp.	20,800	877,503
*	Silver Wheaton Corp.	19,000	207,826
	SNC-Lavalin Group, Inc.	16,300	449,787
	Sobeys, Inc.	2,400	85,139

5

#	Sun Life Financial, Inc.	67,600	2,782,774
	Suncor Energy, Inc.	52,636	4,074,016
	Talisman Energy, Inc.	126,000	2,211,526
	Teck Cominco Class B	21,730	1,446,963
#	Telus Corp.	6,500	319,090
#	The Thomson Corp.	29,800	1,199,765
	Toromont Industries, Ltd.	4,900	108,835
#	Toronto Dominion Bank	83,315	4,814,375
	Torstar Corp. Class B Non-Voting	4,000	71,510
#	Transalta Corp.	23,300	510,353
#	TransCanada Corp.	45,313	1,471,760
*	Transcontinental, Inc. Class A	6,600	112,498
	Trican Well Service, Ltd.	5,600	114,199
	TSX Group, Inc.	7,100	318,418
*	UTS Energy Corp.	41,100	179,973
	West Fraser Timber Co., Ltd.	3,000	99,774
*	Yamana Gold, Inc.	26,000	266,281

TOTAL — CANADA			96,117,738

DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
	A P Moller - Maersk A.S.	325	2,706,946
	Carlsberg A.S. Series B	3,475	270,029
	Codan A.S.	1,450	104,580
	Coloplast A.S.	2,340	177,607
#	Dampskibsselskabet Torm A.S.	1,700	88,653
#	Danisco A.S.	4,350	323,188
	Danske Bank A.S.	46,956	1,805,981
	DSV A.S.	1,980	320,841
	East Asiatic Co., Ltd.	2,525	108,054
	FLSmidth & Co. A.S.	4,500	194,875
#	GN Great Nordic A.S.	21,220	312,333
	Group 4 Securicor PLC	28,536	95,598
	H. Lundbeck A.S.	17,802	410,098
*	Jyske Bank A.S.	5,560	320,710
	Novo-Nordisk A.S. Series B	24,250	1,791,096
	Novo-Nordisk A.S. Sponsored ADR	400	29,512
	Novozymes A.S. Series B	4,880	343,045
	Rockwool International A.S.	400	54,149
	Sydbank A.S.	5,940	222,339
*	Topdanmark A.S.	1,650	236,356
*	Vestas Wind Systems A.S.	16,066	449,990
*	William Demant Holding	3,260	240,951

TOTAL — DENMARK			10,606,931

FINLAND — (1.3%)
COMMON STOCKS — (1.3%)
	Elisa Oyj	13,163	267,030
	Fortum Oyj	113,088	3,038,863
	Kesko Oyj	6,400	271,072
	Kone Oyj Series B	10,280	467,003
*	Metso Corp. Sponsored ADR	2,600	96,928

6

	Metso Oyj	10,444	389,041
	Neste Oil Oyj	28,272	888,477
	Nokia Oyj	422,721	8,835,356
	Nokia Oyj Sponsored ADR	28,200	588,816
#	Nokian Renkaat Oyj	8,700	152,379
	OKO Bank P.L.C. Class A	8,700	141,314
*	Oriola-KD Oyj	4,200	10,493
*	Oriola-KD Oyj	6,900	16,619
*	Orion Oyj Series A	4,200	76,246
*	Orion Oyj Series B	6,900	125,792
	Outokumpu Oyj Series A	19,700	501,243
	Rautaruukki Oyj Series K	8,700	254,305
	Sampo Oyj	61,500	1,273,043
	SanomaWSOY Oyj	15,794	392,370
	Stockmann Oyj Abp Series A	1,020	43,094
	Stockmann Oyj Abp Series B	1,950	82,205
	Stora Enso Oyj Series R	67,900	1,030,357
	TietoEnator Oyj	7,060	203,335
	UPM-Kymmene Oyj	45,800	1,083,871
	UPM-Kymmene Oyj Sponsored ADR	9,900	233,937
	Wartsila Corp. Oyj Series B	6,750	279,063
	YIT Oyj	11,100	241,110

TOTAL — FINLAND			20,983,362

FRANCE — (8.6%)
COMMON STOCKS — (8.6%)
	Accor SA	20,934	1,340,593
#	Air France-KLM	24,260	662,239
	Air Liquide SA	12,247	2,584,802
	Air Liquide SA Primes De Fid 02	12,644	2,661,468
# *	Alcatel SA	135,772	1,701,304
*	Alstom SA	10,690	1,008,198
	Assurances Generales de France (AGF)	15,535	1,950,880
*	Atos Origin	7,666	403,046
	AXA SA	169,056	6,287,814
	AXA SA ADR	13,200	491,832
	BNP Paribas SA	100,729	10,710,280
	Bourbon SA	5,080	260,021
	Bouygues SA	25,936	1,366,426
*	Business Objects SA	6,803	189,898
	Capgemini SA	11,859	650,389
	Carrefour SA	63,240	3,904,156
	Casino Guichard Perrachon SA	10,202	875,742
	Cie Generale D’Optique Essilor Intenational SA	9,539	987,679
	Ciments Francais SA	1,006	156,526
	Clarins SA	1,524	111,316
	CNP Assurances	3,300	340,827
	Compagnie de Saint-Gobain	34,334	2,547,193
*	Compagnie Generale de Geophysique SA	4,305	693,227
	Credit Agricole SA	68,707	2,791,893
	Dassault Systemes SA	9,666	536,493
	Dior (Christian) SA	17,202	1,789,702
	Eiffage SA	6,330	548,022

7

	Esso SA	286	72,090
	Euler Hermes SA	3,120	367,063
	European Aeronautic Defence & Space Co.	25,278	762,824
	Fimalac SA	3,197	269,378
	France Telecom SA	231,887	4,932,846
	Generale des Establissements Michelin SA Series B	11,147	757,070
	Groupe Danone	25,142	3,459,721
	Havas SA	27,830	137,813
	Hermes International SA	12,027	1,020,876
	Iliad SA	3,200	266,275
	Imerys SA	5,342	406,674
	JC Decaux SA	18,441	512,058
	Klepierre SA	1,862	261,620
	LaFarge SA	17,353	2,237,186
	Lafarge SA Prime Fidelity	8,912	1,147,468
	Lagardere S.C.A. SA	10,889	798,060
	L’Oreal SA	64,016	6,703,147
	LVMH (Louis Vuitton Moet Hennessy)	43,990	4,531,475
	M6 Metropole Television	10,023	312,963
	Neopost SA	2,698	315,164
	Pernod-Ricard SA	7,915	1,726,708
	Peugeot SA	16,477	929,677
	PPR SA	9,979	1,377,820
	Publicis Groupe	14,334	566,215
	Remy Cointreau SA	2,257	118,874
	Renault SA	20,388	2,375,695
*	Rhodia SA	124,925	281,286
#	Safran SA	16,219	354,241
	Sanofi - Aventis	111,839	10,044,432
	Sanofi - Aventis ADR	8,000	359,600
	Schneider Electric SA	23,650	2,522,709
	SCOR SA	61,944	148,307
	SEB SA Prime Fidelity	990	118,589
	Societe BIC SA	3,600	224,036
	Societe Generale Paris	37,057	5,985,519
	Societe Television Francaise 1	17,323	553,666
	Sodexho Alliance SA	11,496	615,126
	STMicroelectronics NV	24,397	402,081
	Suez (ex Suez Lyonnaise des Eaux)	98,301	4,208,948
	Technip SA	8,071	465,429
	Thales SA	16,134	701,067
	Thomson	20,078	321,342
*	Total SA	235,328	15,891,194
	Unibail SA	4,413	861,281
	Valeo SA	6,734	246,680
	Vallourec (Usines A Tubes de Lorraine Escaut et Vallourec Reunies)	3,010	674,186
	Veolia Environnement SA	34,982	1,962,203
	Vinci SA	24,590	2,661,986
	Vivendi SA	131,137	4,508,352
	Wendel Investissement	4,149	479,834
	Zodiac SA	4,549	276,458

TOTAL — FRANCE			138,787,278

8

GERMANY — (6.0%)
COMMON STOCKS — (6.0%)
	Adidas-Salomon AG	19,641	939,998
	Allianz AG	40,153	6,824,757
*	Allianz AG ADR	48,176	821,401
	Altana AG	14,018	827,634
	AMB Generali Holding AG	5,721	789,630
	BASF AG	54,907	4,521,908
	Bayer AG	67,562	3,353,007
	Bayerische Motoren Werke (BMW) AG	59,234	3,064,059
	Beiersdorf AG	34,704	1,925,210
	Celesio AG	19,324	986,609
	Commerzbank AG	61,546	2,149,537
	Continental AG	12,686	1,358,747
	DaimlerChrysler AG	90,972	4,796,873
	Deutsche Bank AG	50,797	5,806,529
	Deutsche Boerse AG	11,322	1,717,333
	Deutsche Lufthansa AG	43,579	863,012
	Deutsche Post AG	142,508	3,609,485
*	Deutsche Postbank AG	6,500	509,345
	Deutsche Telekom AG	354,516	5,186,393
	E.ON AG	65,458	8,309,237
	E.ON AG ADR	9,850	417,640
#	Fraport AG	9,524	733,105
*	Freenet.De AG	2,562	59,120
	Fresenius Medical Care AG & Co.	6,632	874,281
	GEA Group AG	14,061	230,623
*	Hannover Rueckversicherung AG	12,626	486,909
	Heidelberger Druckmaschinen AG	6,690	267,941
	Henkel KGAA	3,395	386,118
	Hochtief AG	7,146	406,035
	Hugo Boss AG	808	35,833
	Hypo Real Estate Holding AG	13,182	818,382
*	Infineon Technologies AG	62,295	734,202
*	Infineon Technologies AG ADR	21,400	253,162
	IVG Immobilien AG	6,805	220,935
	K&S AG	3,513	272,218
# *	KarstadtQuelle AG	10,229	227,442
*	Lanxess AG	4,179	171,727
	Linde AG	11,612	1,026,089
	MAN AG	17,073	1,306,335
	Merck KGAA	4,005	397,080
	Metro AG	36,404	2,137,323
	Munchener Rueckversicherungs-Gesellschaft AG	23,305	3,503,829
	Puma AG Rudolf Dassler Sport	1,390	483,988
	Rheinmetall AG	3,270	219,234
	Rhoen-Klinikum AG	5,477	223,816
	RWE AG	800	65,821
	RWE AG (Neu) Series A	44,306	4,053,857
	Salzgitter AG	3,169	283,878
	SAP AG	25,996	4,963,108
	SAP AG Sponsored ADR	2,600	124,124
	Schwarz Pharma AG	2,790	260,483

9

Siemens AG	83,409	7,086,362
Siemens AG ADR	8,608	732,110
Suedzucker AG	20,328	506,043
ThyssenKrupp AG	44,279	1,506,382
# TUI AG	28,417	557,483
United Internet AG	14,268	191,617
Volkswagen AG	24,379	1,946,214

TOTAL — GERMANY		96,531,553

GREECE — (0.5%)
COMMON STOCKS — (0.5%)
Agricultural Bank of Greece S.A.	11,076	58,381
Alpha Bank A.E.	42,816	1,136,898
Coca-Cola Hellenic Bottling Co. S.A.	16,870	555,853
Cosmote Mobile Telecommunications S.A.	21,450	498,625
EFG Eurobank Ergasias S.A.	25,044	757,164
* Emporiki Bank of Greece S.A.	7,020	207,576
Hellenic Petroleum S.A.	15,660	204,203
* Hellenic Telecommunication Organization Co. S.A.	33,920	781,868
Motor Oil (Hellas) Corinth Refineries S.A.	9,785	259,285
National Bank of Greece	35,025	1,446,737
National Bank of Greece S.A. ADR	35,000	291,200
Piraeus Bank S.A.	23,143	605,130
Public Power Corp.	15,920	380,461
Titan Cement Co. S.A.	5,140	255,251

TOTAL — GREECE		7,438,632

HONG KONG — (1.7%)
COMMON STOCKS — (1.7%)
# ASM Pacific Technology, Ltd.	17,000	88,080
Bank of East Asia, Ltd.	139,396	619,967
Cathay Pacific Airways, Ltd.	221,000	412,186
Chaoda Modern Agriculture (Holdings), Ltd.	88,000	44,457
Cheung Kong Holdings, Ltd.	151,600	1,673,336
Cheung Kong Infrastructure Holdings, Ltd.	129,000	408,199
China Mengniu Dairy Co., Ltd.	134,000	171,477
China Merchants Holdings (International) Co., Ltd.	108,712	320,066
China Netcom Group Corp. (Hong Kong), Ltd.	389,000	682,579
China Overseas Land & Investment, Ltd.	344,000	236,475
China Resources Land, Ltd.	200,000	120,053
China Resources Power Holdings Co., Ltd.	176,000	155,894
China State Construction International Holdings, Ltd.	1,111	492
China Travel International Investment Hong Kong, Ltd.	218,000	53,200
China Unicom, Ltd.	642,000	575,454
# CITIC International Financial Holdings, Ltd.	84,000	43,599
Citic Pacific, Ltd.	103,000	328,538
CLP Holdings, Ltd.	177,400	1,121,784
CNOOC, Ltd.	2,166,500	1,889,166
CNPC (Hong Kong), Ltd.	190,000	108,941
Dah Sing Banking Group, Ltd.	70,720	148,185
Dah Sing Financial Holdings, Ltd.	12,059	103,445
Esprit Holdings, Ltd.	87,541	726,854

10

	First Pacific Co., Ltd.	202,000	90,807
*	Foxconn International Holdings, Ltd.	452,000	1,193,423
*	Galaxy Entertainment Group, Ltd.	144,000	128,391
	Giordano International, Ltd.	98,000	55,528
	Global Bio-Chem Technology Group Co., Ltd.	108,000	35,966
#	GOME Electrical Appliances Holdings, Ltd.	82,000	62,967
	Great Eagle Holdings, Ltd.	26,000	85,855
	Guangzhou Investment Co., Ltd.	624,000	116,346
	Hang Lung Group, Ltd.	84,000	227,296
	Hang Lung Properties, Ltd.	113,500	241,795
	Hang Seng Bank, Ltd.	131,100	1,659,228
	Henderson Investment, Ltd.	137,000	246,852
	Henderson Land Development Co., Ltd.	117,000	660,682
	Hengan International Group Co., Ltd.	48,000	90,212
	Hong Kong and China Gas Co., Ltd.	353,000	819,471
	Hong Kong and Shanghai Hotels, Ltd.	67,501	81,713
	Hong Kong Electric Holdings, Ltd.	133,707	639,302
	Hopewell Highway Infrastructure, Ltd.	236,000	177,705
	Hopewell Holdings, Ltd.	59,000	168,393
	Hopson Development Holdings, Ltd.	50,000	109,548
*	Hutchison Telecommunications International, Ltd.	184,000	323,890
	Hutchison Whampoa, Ltd.	256,500	2,326,836
	Hysan Development Co., Ltd.	54,745	148,467
	Industrial & Commercial Bank of China (Asia), Ltd.	24,000	39,978
	Johnson Electric Holdings, Ltd.	168,000	125,206
#	Kerry Properties, Ltd.	41,952	157,438
	Kingboard Chemical Holdings, Ltd.	44,000	142,004
#	Lee & Man Paper Manufacturing, Ltd.	78,000	131,517
#	Lenova Group, Ltd.	302,000	126,306
	Li & Fung, Ltd.	176,000	418,430
	Lifestyle International Holdings, Ltd.	66,000	122,034
	Melco International Development, Ltd.	56,000	134,857
	MTR Corp., Ltd.	231,167	590,793
#	New World China Land, Ltd.	165,200	65,369
	New World Development Co., Ltd.	161,762	289,960
#	NWS Holdings Ltd.	93,740	190,289
	PCCW, Ltd.	235,265	146,890
	Shanghai Industrial Holdings, Ltd.	39,000	76,092
	Shangri-La Asia, Ltd.	100,913	199,936
	Shun Tak Holdings, Ltd.	80,000	97,167
#	Sino Land Co., Ltd.	188,317	317,387
	Sinochem Hong Kong Holdings, Ltd.	264,000	96,658
	Sun Hung Kai Properties, Ltd.	135,706	1,478,690
	Swire Pacific, Ltd. Series A	42,500	464,587
	Techtronic Industries Co., Ltd.	86,500	127,428
	Television Broadcasts, Ltd.	25,000	141,896
	Texwinca Holdings, Ltd.	34,000	22,228
	Tingyi (Cayman Islands) Holding Corp.	118,000	72,212
	Transport International Holdings, Ltd.	17,600	89,048
	Wharf Holdings, Ltd.	136,542	461,076
	Wheelock and Co., Ltd.	70,000	115,613
	Wheelock Properties, Ltd.	110,000	84,413
	Wing Hang Bank, Ltd.	16,500	158,513
	Wing Lung Bank, Ltd.	8,000	76,503
	Yue Yuen Industrial (Holdings), Ltd.	78,500	227,089
TOTAL COMMON STOCKS			26,710,707

11

RIGHTS/WARRANTS — (0.0%)
*	China Overseas Land & Investment, Ltd. Warrant 07/17/07	43,000	6,303

TOTAL — HONG KONG			26,717,010

IRELAND — (0.6%)
COMMON STOCKS — (0.6%)
	Allied Irish Banks P.L.C.	83,158	2,174,318
	Allied Irish Banks P.L.C. ADR	7,500	393,900
	Anglo Irish Bank Corp. P.L.C.	71,929	1,189,048
	Bank of Ireland P.L.C.	92,665	1,755,192
	Bank of Ireland P.L.C. Sponsored ADR	2,800	215,628
	CRH P.L.C.	50,877	1,762,407
	CRH P.L.C. Sponsored ADR	2,400	83,520
*	Elan Corp. P.L.C.	38,336	637,369
*	Elan Corp. P.L.C. ADR	5,700	94,221
	Grafton Group P.L.C.	10,579	144,816
	Independent News & Media P.L.C.	77,963	249,899
	Irish Life & Permanent P.L.C.	30,976	797,310
	Kerry Group P.L.C.	22,953	511,778
	Kingspan Group P.L.C.	11,888	212,913
*	Ryanair Holdings P.L.C.	16,760	161,042

TOTAL — IRELAND			10,383,361

ITALY — (3.5%)
COMMON STOCKS — (3.5%)
	ACEA SpA	7,694	130,441
	AEM SpA	102,681	269,001
#	Alleanza Assicurazioni SpA	52,431	635,261
#	ASM SpA	74,248	316,221
	Assicurazioni Generali SpA, Trieste	109,164	4,112,183
	Autogrill SpA, Novara	14,752	223,542
	Autostrade SpA	40,846	1,157,498
	Banca CR Firenze	117,766	377,365
	Banca Fideuram SpA	70,232	450,617
	Banca Intesa SpA	453,153	3,033,161
*	Banca Italease	4,000	191,425
#	Banca Monte Dei Paschi di Siena SpA	176,149	1,071,476
	Banca Popolare di Milano Scarl	41,017	571,665
# *	Banca Popolare Italiana	52,818	666,997
	Banche Popolari Unite Scpa	38,818	1,096,105
	Banco Popolare di Verona e Novara SpA	33,593	998,323
	Benetton Group SpA	5,718	85,569
	Bulgari SpA	16,639	208,606
	Buzzi Unicem SpA	5,787	129,939
	Capitalia SpA	178,013	1,552,757
	CIR SpA (Cie Industriale Riunite), Torino	34,312	100,697
	Compagnia Assicuratrice Unipol SpA	84,333	290,826
	Credito Bergamasco SpA	3,418	126,770

12

	Credito Emiliano SpA	25,277	362,808
	Davide Campari - Milano SpA	26,746	259,940
	Enel SpA	461,796	4,122,561
	Enel SpA Sponsored ADR	5,300	237,334
	Eni SpA	285,395	8,726,285
	Eni SpA Sponsored ADR	11,000	672,760
	ERG SpA	4,499	99,087
# *	Fastweb	6,895	268,336
# *	Fiat SpA	59,319	850,268
*	Fiat SpA Sponsored ADR	4,000	57,560
	Finmeccanica SpA	19,250	426,356
#	Fondiaria - Sai SpA	7,144	302,373
*	Geox SpA	11,000	140,826
	Gruppo Editoriale L’Espresso SpA	21,573	114,745
	Hera SpA	76,919	261,068
#	Italcementi SpA	8,940	220,503
	Italmobiliare SpA	449	39,466
	Lottomatica SpA	2,664	103,071
	Luxottica Group SpA	40,566	1,174,609
	Mediaset SpA	83,030	959,012
	Mediobanca SpA	34,000	741,383
	Mediolanum SpA	44,701	321,934
	Milano Assicurazioni SpA	14,260	103,717
	Mondadori (Arnoldo) Editore SpA	13,860	134,247
	Pirelli & C.Real Estate SpA	1,079	62,646
	Pirelli & Co. SpA	65,946	57,507
	Saipem SpA	30,650	687,415
	SanPaolo IMI SpA	107,452	2,252,200
	SanPaolo IMI SpA Sponsored ADR	13,100	549,152
	Seat Pagine Gialle SpA	429,123	200,328
	Snam Rete Gas SpA	142,784	668,663
#	Societe Cattolica di Assicurazoni Scarl SpA	4,390	263,179
#	Telecom Italia Media SpA	107,998	52,513
	Telecom Italia SpA	873,104	2,417,435
*	Terna SpA	105,000	298,946
	Tod’s SpA	1,437	119,396
	UniCredito Italiano SpA	878,092	6,997,388
	Unicredito Italiano SpA	329,159	2,627,944
	Valentino Fashion Group SpA	6,000	197,444
TOTAL COMMON STOCKS			55,948,850

PREFERRED STOCKS — (0.0%)
*	Fiat SpA	3,000	35,792

RIGHTS/WARRANTS — (0.0%)
*	Autostrade SpA Rights 09/08/06	40,846	0
*	Banca Popolare Italiana Rights 08/04/06	62	37
TOTAL RIGHTS/WARRANTS			37

TOTAL — ITALY			55,984,679

13

JAPAN — (21.9%)
COMMON STOCKS — (21.9%)
	Acom Co., Ltd.	7,500	334,685
	Adeka Corp.	8,000	85,231
#	Aderans Co., Ltd.	3,200	82,723
	Advantest Corp.	7,370	706,465
*	Advantest Corp. ADR	3,200	77,280
	AEON Co., Ltd.	73,100	1,834,019
	Aeon Credit Service, Ltd.	8,100	192,834
#	Aeon Mall Co., Ltd.	5,600	280,454
	Aichi Steel Corp.	10,000	75,644
	Aiful Corp.	9,900	395,319
	Aioi Insurance Co., Ltd.	63,000	439,525
	Air Water, Inc.	9,000	88,563
	Aisin Seiki Co., Ltd.	25,600	773,721
	Ajinomoto Co., Inc.	56,000	606,056
	Alfresa Holdings Corp.	2,400	161,305
	All Nippon Airways Co., Ltd.	190,000	741,403
	Alpine Electronics, Inc.	2,500	34,570
	Alps Electric Co., Ltd.	17,000	189,911
	Amada Co., Ltd.	31,000	322,661
#	Amano Corp.	5,000	69,286
	AOC Holdings, Inc.	3,600	68,306
	Aoyama Trading Co., Ltd.	5,500	178,073
	Asahi Breweries, Ltd.	35,700	523,211
	Asahi Glass Co., Ltd.	110,000	1,438,335
	Asahi Kasei Corp.	131,000	862,629
	Asatsu-Dk, Inc.	2,600	83,839
	Asics Corp.	16,000	199,149
	Astellas Pharma, Inc.	61,255	2,478,228
	Autobacs Seven Co., Ltd.	2,500	103,033
	Bank of Yokohama, Ltd.	135,000	1,061,927
	Benesse Corp.	7,700	285,929
	Bosch Corp.	30,000	153,075
	Bridgestone Corp.	75,000	1,589,990
	Brother Industries, Ltd.	25,000	284,367
	Calsonic Kansei Corp.	15,000	88,760
	Canon Marketing Japan, Inc.	7,000	165,659
	Canon, Inc.	127,500	6,333,986
	Canon, Inc. ADR	2,950	146,556
	Casio Computer Co., Ltd.	18,000	344,375
	Central Glass Co., Ltd.	14,000	77,862
	Central Japan Railway Co.	254	2,743,914
	Chiyoda Corp.	13,000	283,545
	Chubu Electric Power Co., Ltd.	72,000	1,948,495
	Chudenko Corp.	2,700	41,327
	Chugai Pharmaceutical Co., Ltd.	54,600	1,207,363
#	Circle K Sunkus Co., Ltd.	5,100	102,973
	Citizen Watch Co., Ltd.	38,000	313,245
#	CMK Corp.	3,000	32,704
	Coca-Cola West Japan Co., Ltd.	4,600	89,444
	Comsys Holdings Corp.	11,000	128,426
	Cosmo Oil Co., Ltd.	49,000	214,815
	Credit Saison Co., Ltd.	17,300	776,328
	CSK Holdings Corp.	6,100	260,965

14

#	Culture Convenience Club Co., Ltd.	12,000	134,699
	Dai Nippon Printing Co., Ltd.	71,000	1,054,907
	Dai Nippon Screen Mfg. Co., Ltd.	19,000	159,235
	Dai Nippon Sumitomo Pharma Co., Ltd.	23,000	272,002
	Daicel Chemical Industries, Ltd.	28,000	211,196
	Daido Steel Co., Ltd.	37,000	282,763
	Daifuku Co., Ltd.	6,000	75,221
	Daihatsu Motor Co., Ltd.	28,000	262,961
	Daiichi Sankyo Co, Ltd.	53,546	1,475,340
	Daikin Industries, Ltd.	25,000	763,155
*	Daikyo, Inc.	13,000	66,504
#	Daimaru, Inc.	21,000	257,957
	Dainippon Ink & Chemicals, Inc.	56,000	207,489
#	Daio Paper Corp.	8,000	74,522
	Daito Trust Construction Co., Ltd.	9,800	507,504
	Daiwa House Industry Co., Ltd.	43,000	698,098
	Daiwa Securities Co., Ltd.	143,000	1,692,628
	Denki Kagaku Kogyo KK	38,000	145,203
	Denso Corp.	78,000	2,705,122
	Dentsu, Inc.	242	700,440
#	Diamond City Co., Ltd.	2,300	109,719
	Disco Corp.	1,700	97,889
	Don Quijote Co., Ltd.	4,200	85,472
	Dowa Mining Co., Ltd.	24,000	217,489
	East Japan Railway Co.	389	2,866,415
#	Ebara Corp.	27,000	107,697
	Edion Corp.	5,000	88,599
	Eisai Co., Ltd.	27,200	1,291,821
*	Electric Power Development Co., Ltd.	19,000	707,401
	Exedy Corp.	3,000	83,626
	Ezaki Glico Co., Ltd.	10,000	96,346
#	FamilyMart Co., Ltd.	6,000	169,249
	Fancl Corp.	5,100	73,099
	Fanuc, Ltd.	20,800	1,643,089
#	Fast Retailing Co., Ltd.	10,200	948,427
	Fuji Electric Holdings Co., Ltd.	49,000	247,621
	Fuji Heavy Industries, Ltd.	50,000	288,289
	Fuji Photo Film Co., Ltd.	58,000	2,118,758
	Fuji Soft, Inc.	2,600	76,307
	Fujikura, Ltd.	39,000	458,745
	Fujitsu, Ltd.	209,440	1,671,728
#	Fukuyama Transporting Co., Ltd.	11,000	36,839
	Funai Electric Co., Ltd.	2,500	237,289
	Furukawa Electric Co., Ltd.	30,000	206,565
#	Futaba Industrial Co., Ltd.	4,400	96,494
	Gigas K’s Denki Corp.	5,280	130,686
	Glory, Ltd.	6,200	114,837
	GMO Internet, Inc.	2,000	21,548
#	Goldcrest Co., Ltd.	1,600	87,843
	Gulliver International Co., Ltd.	340	27,505
	Gunze, Ltd.	19,000	111,116
	Hamamatsu Photonics K.K.	4,000	126,329
#	Hankyu Department Stores, Inc.	13,000	103,064
	Hankyu Holdings, Inc.	106,000	566,285

15

# *	Haseko Corp.	56,000	199,469
#	Heiwa Corp.	6,700	91,210
	Hikari Tsushin, Inc.	3,800	208,916
	Hino Motors, Ltd.	53,000	284,933
	Hirose Electric Co., Ltd.	3,700	477,461
	Hisamitsu Pharmaceutical Co., Inc.	5,000	140,335
	Hitachi Cable, Ltd.	18,000	85,962
	Hitachi Chemical Co., Ltd.	17,700	426,473
	Hitachi Construction Machinery Co., Ltd.	12,000	263,011
	Hitachi High-Technologies Corp.	12,700	333,939
	Hitachi Koki Co., Ltd.	6,000	81,512
	Hitachi Kokusai Electric, Inc.	12,000	134,040
	Hitachi Maxell, Ltd.	3,700	46,287
	Hitachi Metals, Ltd.	25,000	247,836
	Hitachi Software Engineering Co., Ltd.	3,000	53,495
	Hitachi Transport System, Ltd.	3,000	29,588
	Hitachi, Ltd.	359,000	2,272,230
	Hitachi, Ltd. ADR	2,600	164,684
	Hokkaido Electric Power Co., Inc.	21,100	520,644
	Hokkoku Bank, Ltd.	22,000	97,860
	Hokuhoku Financial Group, Inc.	133,000	521,349
	Hokuriku Electric Power Co., Inc.	15,400	324,486
	Honda Motor Co., Ltd.	167,600	5,671,565
	Horiba, Ltd.	4,000	119,549
	House Foods Corp.	5,600	91,213
	Hoya Corp.	46,400	1,679,681
	Ibiden Co., Ltd.	13,600	693,438
*	INPEX Holdings, Inc.	23	203,317
	Isetan Co., Ltd.	22,900	384,871
	Ishikawajima-Harima Heavy Industries Co., Ltd.	98,000	283,807
#	Isuzu Motors, Ltd.	67,000	216,391
	ITO EN, Ltd.	5,600	186,070
	Itochu Corp.	160,000	1,336,165
#	Itochu Techno-Science Corp.	4,200	202,205
	Izumi Co., Ltd.	2,500	92,344
# *	Japan Airlines System Corp.	252,000	478,222
#	Japan Aviation Electronics Industry, Ltd.	6,000	83,954
	Japan Petroleum Exploration Co., Ltd.	6,000	392,750
	JFE Holdings, Inc.	62,800	2,547,715
	JFE Shoji Holdings, Inc.	15,000	66,762
	JGC Corp.	23,000	411,015
	Joint Corp.	5,200	162,304
	JS Group Corp.	28,740	600,954
	JSR Corp., Tokyo	18,500	437,832
	JTEKT Corp.	19,560	388,201
	Juroku Bank, Ltd.	27,000	161,204
	Kajima Corp.	106,000	489,545
	Kamigumi Co., Ltd.	21,000	167,732
	Kandenko Co., Ltd.	8,000	55,934
	Kaneka Corp.	37,000	335,809
	Kansai Electric Power Co., Inc.	91,200	2,184,954
	Kansai Paint Co., Ltd.	20,000	156,561
	Kao Corp.	59,000	1,570,701
	Katokichi Co., Ltd.	9,300	79,748

16

#	Kawasaki Heavy Industries, Ltd.	158,000	497,204
#	Kawasaki Kisen Kaisha, Ltd.	64,000	414,822
	KDDI Corp.	344	2,261,285
	Keihin Corp.	4,100	86,338
#	Keihin Electric Express Railway Co., Ltd.	42,000	288,246
	Keio Corp.	53,000	344,302
	Keisei Electric Railway Co., Ltd.	23,000	139,144
	Keyence Corp.	4,020	924,434
#	Kikkoman Corp.	12,000	145,718
	Kinden Corp.	14,000	112,936
#	Kintetsu Corp.	181,280	584,286
	Kirin Brewery Co., Ltd.	91,000	1,261,749
	Kissei Pharmaceutical Co., Ltd.	4,000	69,689
	Kobayashi Pharmaceutical Co., Ltd.	2,700	105,959
	Kobe Steel, Ltd.	284,000	903,736
	Koei Co., Ltd.	3,640	64,610
	Koito Manufacturing Co., Ltd.	7,000	91,405
	Kokuyo Co., Ltd.	8,000	125,325
	Komatsu, Ltd.	100,000	1,814,804
	Komeri Co., Ltd.	4,000	138,276
	Komori Corp.	6,000	122,655
	Konami Co., Ltd.	8,600	218,363
*	Konica Minolta Holdings, Inc.	49,000	637,986
	Kose Corp.	3,690	116,360
	Kubota Corp.	112,000	915,547
	Kubota Corp. Sponsored ADR	3,645	149,518
	Kuraray Co., Ltd.	44,000	501,751
	Kurita Water Industries, Ltd.	10,300	182,072
	Kyocera Corp.	18,300	1,574,423
	Kyocera Corp. Sponsored ADR	200	17,250
#	KYORIN Co., Ltd.	6,000	69,007
#	Kyowa Exeo Corp.	14,000	151,838
	Kyowa Hakko Kogyo Co., Ltd.	28,000	204,491
	Kyushu Electric Power Co., Inc.	43,500	1,036,166
#	Lawson Inc.	8,100	282,140
	Leopalace21 Corp.	15,000	529,383
	Lintec Corp.	4,000	98,017
#	Lion Corp.	19,000	101,279
#	Mabuchi Motor Co., Ltd.	3,400	215,887
#	Maeda Corp.	13,000	60,116
	Makita Corp.	10,000	292,977
	Makita Corp. Sponsored ADR	400	11,668
	Marubeni Corp.	142,000	754,977
	Marui Co., Ltd.	28,100	415,996
#	Maruichi Steel Tube, Ltd.	6,000	140,282
#	Matsui Securities Co., Ltd.	9,700	85,601
	Matsumotokiyoshi Co., Ltd.	4,100	99,379
	Matsushita Electric Industrial Co., Ltd.	235,188	5,008,758
	Matsushita Electric Works, Ltd.	79,000	839,174
#	Matsuzakaya Co., Ltd.	14,000	99,373
	Mazda Motor Corp.	89,000	567,580
	Mediceo Paltac Holdings Co., Ltd.	15,400	286,275
	Meiji Dairies Corp.	21,000	131,706
	Meiji Seika Kaisha, Ltd. Tokyo	28,000	140,712

17

	Meitec Corp.	3,400	109,599
	Millea Holdings, Inc.	166	3,042,092
	Millea Holdings, Inc. ADR	592	54,316
	Minebea Co., Ltd.	31,000	174,107
	Miraca Holdings, Inc.	4,500	110,567
*	Misawa Homes Holdings, Inc.	3,000	96,520
	MISUMI Group, Inc.	5,600	103,527
	Mitsubishi Chemical Holdings Corp.	146,990	962,146
	Mitsubishi Corp.	136,500	2,763,144
	Mitsubishi Electric Corp.	207,000	1,700,438
	Mitsubishi Estate Co., Ltd.	126,000	2,700,858
	Mitsubishi Gas Chemical Co., Inc.	46,000	498,768
	Mitsubishi Heavy Industries, Ltd.	343,000	1,431,009
#	Mitsubishi Logistics Corp.	10,000	160,637
#	Mitsubishi Materials Corp.	110,000	476,022
# *	Mitsubishi Motors Corp.	422,000	733,830
	Mitsubishi Rayon Co., Ltd.	66,000	452,967
	Mitsubishi UFJ Financial Group, Inc.	923	12,527,250
	Mitsubishi UFJ Financial Group, Inc. ADR	46,370	629,241
	Mitsubishi UFJ Securities Co., Ltd.	66,120	881,679
	Mitsui & Co., Ltd.	161,000	2,323,060
	Mitsui Chemicals, Inc.	76,000	532,165
	Mitsui Engineering and Shipbuilding Co., Ltd.	63,000	191,672
	Mitsui Fudosan Co., Ltd.	41,000	914,352
	Mitsui Mining and Smelting Co., Ltd.	60,000	335,231
	Mitsui O.S.K. Lines, Ltd.	107,000	812,365
	Mitsui Sumitoma Insurance Co., Ltd.	136,790	1,661,382
	Mitsui Trust Holdings, Inc.	63,000	733,735
#	Mitsukoshi, Ltd.	35,000	164,371
	Mizuho Financial Group, Inc.	1,092	8,796,341
#	Mizuho Investors Securities Co., Ltd.	86,000	207,392
#	Mizuho Trust & Banking Co., Ltd.	667,000	1,564,802
#	Modec, Inc.	1,900	42,530
#	Mori Seiki Co., Ltd.	6,400	125,720
	Murata Manufacturing Co., Ltd.	22,700	1,553,752
	Musashino Bank, Ltd.	2,400	141,317
	Nabtesco Corp.	13,000	145,631
	Nachi-Fujikoshi Corp.	15,000	74,936
	Nagase & Co., Ltd.	10,000	124,702
	Nagoya Railroad Co., Ltd.	70,000	232,213
	Namco Bandai Holdings, Inc.	25,900	406,713
	NEC Corp.	202,000	1,169,082
	NEC Corp. Sponsored ADR	26,546	153,701
	NEC Fielding, Ltd.	2,700	34,403
	NEOMAX Co., Ltd.	5,000	91,746
#	Net One Systems Co., Ltd.	46	69,025
	NGK Insulators, Ltd.	33,000	448,159
	NGK Spark Plug Co., Ltd.	20,000	405,360
	NHK Spring Co., Ltd.	14,000	155,181
	Nichicon Corp.	5,600	71,323
	Nichirei Corp.	20,000	111,866
	Nidec Corp.	11,000	798,031
*	Nidec Corp. ADR	1,700	31,025
	Nidec Sankyo Corp.	11,000	147,071

18

	Nihon Unisys, Ltd.	4,900	86,909
	Nikko Cordial Corp.	94,000	1,185,519
	Nikon Corp.	24,000	432,270
	Nintendo Co., Ltd.	11,500	2,350,938
	Nippon Electric Glass Co., Ltd.	25,000	603,889
	Nippon Express Co., Ltd.	95,000	513,714
	Nippon Kayaku Co., Ltd.	13,000	112,212
	Nippon Light Metal Co., Ltd.	44,000	112,660
	Nippon Meat Packers, Inc.	17,000	189,799
	Nippon Mining Holdings, Inc.	81,500	593,521
	Nippon Mitsubishi Oil Corp.	140,000	1,059,598
	Nippon Paper Group, Inc.	90	333,569
	Nippon Seiki Co., Ltd.	2,000	43,713
#	Nippon Sheet Glass Co., Ltd.	39,000	187,773
	Nippon Shokubai Co., Ltd.	12,000	143,730
	Nippon Steel Corp.	689,000	2,867,179
	Nippon Suisan Kaisha, Ltd.	11,000	66,293
	Nippon Telegraph & Telephone Corp.	2,177	10,966,743
	Nippon Yusen KK	112,000	691,663
	Nipponkoa Insurance Co., Ltd.	88,000	697,338
	Nishimatsu Construction Co., Ltd.	23,000	85,564
	Nishimatsuya Chain Co., Ltd.	4,200	80,599
	Nishi-Nippon Bank, Ltd.	45,000	217,513
	Nishi-Nippon Railroad Co., Ltd.	26,000	98,000
	Nissan Chemical Industries, Ltd.	15,000	193,690
	Nissan Diesel Motor Co., Ltd.	31,000	125,456
	Nissan Motor Co., Ltd.	437,600	4,967,549
	Nissan Shatai Co., Ltd.	7,000	39,048
	Nissay Dowa General Insurance Co., Ltd.	29,000	184,686
	Nissha Printing Co., Ltd.	6,000	249,909
	Nisshin Seifun Group, Inc.	16,500	176,065
	Nisshin Steel Co., Ltd.	73,000	218,002
	Nisshinbo Industries, Inc.	22,000	239,268
	Nissin Food Products Co., Ltd.	8,400	282,787
	Nitto Denko Corp.	19,400	1,388,727
	NOK Corp.	15,000	391,651
	Nomura Holdings, Inc. ADR	14,500	279,125
	Nomura Research Institute, Ltd.	3,900	517,672
	Nomura Securities Co., Ltd.	200,000	3,837,289
	NS Solutions Corp.	3,900	100,393
	NSK, Ltd.	54,000	429,967
	NTN Corp.	36,000	274,670
	NTT Data Corp.	303	1,393,421
	NTT DoCoMo, Inc.	6,017	9,301,479
	Obayashi Corp.	60,000	414,606
	Obic Co., Ltd.	600	120,287
	Odakyu Electric Railway Co., Ltd.	61,000	386,708
	Oji Paper Co., Ltd.	98,000	554,672
#	Okasan Holdings, Inc.	27,000	277,095
#	Oki Electric Industry Co., Ltd.	44,000	96,734
	OKUMA Corp.	22,000	216,502
	Okumura Corp.	16,000	87,545
	Olympus Corp.	19,000	561,792
	OMC Card, Inc.	8,000	92,264

19

	Omron Corp.	19,600	458,826
	Ono Pharmaceutical Co., Ltd.	9,600	445,313
	Onward Kashiyama Co., Ltd.	12,000	167,169
#	Oracle Corp. Japan	17,500	766,648
	Orient Corp.	31,000	85,482
	Oriental Land Co., Ltd.	9,400	537,584
	Orix Corp.	4,260	1,124,706
	Osaka Gas Co., Ltd.	215,000	790,251
	OSG Corp.	6,000	96,282
	Otsuka Corp.	2,800	272,848
#	PanaHome Corp.	21,000	156,662
#	Paris Miki, Inc.	1,900	35,691
#	Park24 Co., Ltd.	6,400	195,369
#	Pioneer Electronic Corp.	13,200	251,663
	Promise Co., Ltd.	6,500	290,056
	Q.P. Corp.	8,900	81,729
	Rengo Co., Ltd.	17,000	112,992
	Resona Holdings, Inc.	1,412	4,427,996
	Resorttrust, Inc.	3,000	84,005
	Ricoh Co., Ltd., Tokyo	75,000	1,467,389
	Right On Co., Ltd.	1,600	51,632
	Rinnai Corp.	3,000	83,086
	Rohm Co., Ltd.	11,400	1,052,239
	Round One Corp.	32	127,564
	Ryohin Keikaku Co., Ltd.	2,000	145,081
	Ryoshoku, Ltd.	2,600	65,708
	Sagami Railway Co., Ltd.	27,000	95,820
	Sanken Electric Co., Ltd.	8,000	105,087
	Sankyo Co., Ltd.	8,700	469,548
#	Sankyu, Inc., Tokyo	26,000	142,502
#	Sanrio Co., Ltd.	8,600	106,353
	Santen Pharmaceutical Co., Ltd.	10,100	248,680
	Sanwa Shutter Corp.	15,000	85,453
# *	Sanyo Electric Co., Ltd.	154,000	322,020
	Sanyo Special Steel Co., Ltd.	16,000	131,116
	Sapporo Hokuyo Holdings, Inc.	28	307,346
#	Sapporo Holdings, Ltd.	46,000	229,572
	Secom Co., Ltd.	22,000	1,089,443
	Sega Sammy Holdings, Inc.	14,048	478,368
	Seiko Epson Corp.	10,400	285,488
	Seino Holdings Co., Ltd.	14,000	160,069
# *	Seiyu, Ltd.	28,000	53,591
	Sekisui Chemical Co., Ltd.	56,000	489,496
	Sekisui House, Ltd.	50,000	739,591
	Seven & I Holdings Co., Ltd.	128,200	4,508,377
	SFCG Co., Ltd.	870	171,523
	Sharp Corp., Osaka	101,000	1,800,284
	Shiga Bank, Ltd.	19,000	124,445
	Shikoku Bank, Ltd.	14,000	64,792
	Shikoku Electric Power Co., Inc.	20,100	451,689
#	Shimachu Co., Ltd.	4,600	129,169
	Shimadzu Corp.	21,000	163,664
	Shimamura Co., Ltd.	2,400	236,050
	Shimano, Inc.	7,700	216,049

20

	Shimizu Corp.	74,000	437,335
	Shin-Etsu Chemical Co., Ltd.	44,500	2,526,289
	Shinko Electric Industries Co., Ltd.	6,000	173,486
	Shinko Securities Co., Ltd.	47,000	188,851
	Shinsei Bank, Ltd.	112,000	687,607
	Shionogi & Co., Ltd.	35,000	628,126
	Shiseido Co., Ltd.	43,000	851,902
	Shizuoka Bank, Ltd.	70,000	798,921
	Showa Corp.	4,300	70,970
	Showa Denko KK	126,000	538,796
	Showa Shell Sekiyu KK	35,100	390,992
	SMBC Friend Securities Co., Ltd.	21,500	188,321
	SMC Corp.	5,800	772,307
#	Softbank Corp.	85,800	1,483,865
	Sohgo Security Services Co.,Ltd.	6,200	113,821
*	Sojitz Corp.	28,900	101,434
	Sompo Japan Insurance, Inc.	95,000	1,250,196
	Sony Corp.	106,300	4,610,973
#	Square Enix Co., Ltd.	9,500	220,236
	Stanley Electric Co., Ltd.	19,300	420,181
	Sumisho Computer Systems Corp.	1,600	30,093
	Sumisho Lease Co., Ltd.	2,800	153,314
	Sumitomo Bakelite Co., Ltd.	16,000	128,126
	Sumitomo Chemical Co., Ltd.	182,000	1,428,403
	Sumitomo Corp.	120,000	1,613,784
	Sumitomo Electric Industries, Ltd.	81,000	1,041,798
	Sumitomo Forestry Co., Ltd.	11,000	103,550
	Sumitomo Heavy Industries, Ltd.	57,000	490,251
	Sumitomo Metal Industries, Ltd., Osaka	453,000	1,855,997
	Sumitomo Metal Mining Co., Ltd.	58,000	812,334
	Sumitomo Mitsui Financial Group, Inc.	728	8,169,151
	Sumitomo Osaka Cement Co., Ltd.	35,000	98,808
	Sumitomo Real Estate Sales Co., Ltd.	1,800	153,453
	Sumitomo Realty & Development Co., Ltd.	40,000	1,172,558
	Sumitomo Rubber Industries, Ltd.	16,000	169,718
#	Sumitomo Titanium Corp.	1,800	364,714
	Sumitomo Trust & Banking Co., Ltd.	152,000	1,609,555
#	Sumitomo Warehouse Co., Ltd.	11,000	82,888
	Sundrug Co., Ltd.	3,000	73,093
	Suruga Bank, Ltd.	18,000	227,088
	Suzuken Co., Ltd.	6,980	259,940
	Suzuki Motor Corp.	46,500	1,189,530
	Sysmex Corp.	2,600	106,788
	T&D Holdings, Inc.	27,900	2,062,344
	Taiheiyo Cement Corp.	80,000	299,807
	Taisei Corp.	116,000	415,751
	Taisho Pharmaceutical Co., Ltd.	30,000	585,630
	Taiyo Nippon Sanso Corp.	22,000	191,315
#	Taiyo Yuden Co., Ltd.	10,000	135,220
#	Takara Holdings, Inc.	14,000	84,873
	Takashimaya Co., Ltd.	34,000	426,507
	Takeda Pharmaceutical Co., Ltd.	102,400	6,766,424
	Takefuji Corp.	10,350	557,059
	Tanabe Seiyaku Co., Ltd.	20,000	254,344

21

	TDK Corp.	12,800	986,436
	TDK Corp. Sponsored ADR	500	38,495
	Teijin, Ltd.	90,000	480,743
	Terumo Corp.	19,200	718,211
	The 77 Bank, Ltd.	29,000	211,958
	The Aichi Bank, Ltd.	700	84,630
	The Awa Bank, Ltd.	18,000	103,087
	The Bank of Ikeda, Ltd.	1,100	55,015
	The Bank of Iwate, Ltd.	1,500	81,880
	The Bank of Kyoto, Ltd.	33,000	341,809
	The Bank of Nagoya, Ltd.	15,000	111,197
	The Chiba Bank, Ltd.	77,000	713,911
	The Chugoku Bank, Ltd.	17,000	235,540
	The Chugoku Electric Power Co., Ltd.	33,600	710,554
# *	The Daiei, Inc.	3,500	67,133
	The Daishi Bank, Ltd.	28,000	120,246
	The Fuji Fire & Marine Insurance Co., Ltd.	18,000	71,759
	The Fukuoka Bank, Ltd.	72,000	551,457
	The Goodwill Group, Inc.	78	54,986
	The Gunma Bank, Ltd.	35,000	268,011
	The Hachijuni Bank, Ltd.	42,000	317,034
	The Higo Bank, Ltd.	18,000	130,452
	The Hiroshima Bank, Ltd.	48,000	296,476
	The Hyakugo Bank, Ltd.	19,000	125,436
	The Hyakujishi Bank, Ltd.	23,000	150,166
	The Iyo Bank, Ltd.	21,000	217,788
	The Japan Steel Works, Ltd.	26,000	183,352
	The Joyo Bank, Ltd.	66,000	398,023
	The Kagoshima Bank, Ltd.	13,000	99,672
	The Keiyo Bank, Ltd.	21,000	120,992
	The Minato Bank, Ltd.	10,000	26,024
	The Nanto Bank, Ltd.	20,000	113,445
#	The Nisshin Oillio Group, Ltd.	10,000	61,748
	The Ogaki Kyoritsu Bank, Ltd.	18,000	83,621
	The Oita Bank, Ltd.	9,000	69,173
	The San-in Godo Bank, Ltd.	14,000	128,236
	THK Co., Ltd.	12,000	289,853
	TIS, Inc.	3,700	77,722
	Toagosei Co., Ltd.	15,000	60,314
	Tobu Railway Co., Ltd.	77,000	395,283
	Toda Corp.	19,000	91,007
	Toho Bank, Ltd.	14,000	63,922
#	Toho Co., Ltd.	12,800	256,761
	Toho Gas Co., Ltd.	43,000	184,265
#	Toho Titanium Co., Ltd.	4,000	245,964
	Tohuku Electric Power Co., Inc.	49,900	1,129,280
	Tokai Rika Co., Ltd.	8,000	155,964
	Tokai Rubber Industries, Ltd.	6,000	87,126
	Tokai Tokyo Securities Co., Ltd.	20,000	112,191
	Tokuyama Corp.	20,000	275,825
	Tokyo Electric Power Co., Ltd	136,000	3,873,472
	Tokyo Electron, Ltd.	17,700	1,159,218
	Tokyo Gas Co., Ltd.	253,000	1,342,062
	Tokyo Leasing Co., Ltd.	2,000	24,322

22

	Tokyo Seimitsu Co., Ltd.	2,900	139,267
	Tokyo Steel Manufacturing Co., Ltd.	10,100	163,555
	Tokyo Style Co., Ltd.	7,000	82,412
	Tokyo Tatemono Co., Ltd.	31,000	333,594
	Tokyo Tomin Bank, Ltd.	3,000	127,502
# *	Tokyu Construction Co., Ltd.	6,190	75,657
	Tokyu Corp.	103,000	682,537
	Tokyu Land Corp.	47,000	407,931
#	TonenGeneral Sekiyu KK	37,000	333,354
	Topcon Corp.	6,000	84,695
	Toppan Forms Co., Ltd.	3,500	45,585
	Toppan Printing Co., Ltd.	68,000	767,949
	Toray Industries, Inc.	149,000	1,182,327
	Toshiba Corp.	324,000	2,298,100
	Toshiba Machine Co., Ltd.	9,000	79,517
	Toshiba TEC Corp.	11,000	50,762
	Tosoh Corp.	43,000	163,595
	TOTO, Ltd.	25,000	254,098
# *	Toyama Chemicals Co., Ltd.	24,000	135,164
	Toyo Ink Manufacturing Co., Ltd.	13,000	53,493
	Toyo Seikan Kaisha, Ltd.	15,300	310,558
	Toyo Suisan Kaisha, Ltd.	7,000	106,537
	Toyo Tire & Rubber Co., Ltd.	13,000	57,422
	Toyobo Co., Ltd.	52,000	137,620
	Toyoda Gosei Co., Ltd.	10,100	214,532
	Toyota Auto Body Co., Ltd.	7,500	129,757
	Toyota Industries Corp.	15,300	635,120
	Toyota Motor Corp. ADR	6,300	682,542
	Toyota Motor Corp.	323,900	17,504,188
	Toyota Tsusho Corp.	21,381	560,651
#	Trans Cosmos, Inc.	2,000	40,789
	Trend Micro, Inc.	9,500	273,705
*	Trend Micro, Inc. ADR	777	22,533
	Tsubakimoto Chain Co.	12,000	59,184
	Tsumura & Co.	9,000	225,239
	TV Asahi Corp.	65	142,494
	Ube Industries, Ltd.	74,000	201,606
	UFJ Central Leasing Co., Ltd.	2,000	92,454
	UFJ NICOS Co., Ltd.	67,000	436,290
	Ulvac, Inc.	4,000	134,525
	Uni-Charm Corp.	4,600	256,712
#	Uniden Corp.	5,000	49,958
	UNY Co., Ltd.	22,000	311,264
	Urban Corp.	23,000	277,860
	Ushio, Inc.	9,000	201,564
	USS Co., Ltd.	2,090	141,460
#	Victor Co. of Japan, Ltd.	16,000	77,369
	Wacoal Corp.	10,000	130,702
	West Japan Railway Co.	182	775,718
	Xebio Co., Ltd.	2,550	77,273
	Yahoo! Japan Corp.	6,000	2,243,602
	Yakult Honsha Co., Ltd.	12,000	326,454
	Yamada Denki Co., Ltd.	6,700	715,045
	Yamaguchi Bank, Ltd.	15,000	219,198

23

	Yamaha Corp.	16,100	333,105
	Yamaha Motor Co., Ltd.	21,000	557,102
	Yamanashi Chuo Bank, Ltd.	14,000	101,030
	Yamatake Corp.	5,200	123,925
	Yamato Kogyo Co., Ltd.	8,000	182,130
	Yamato Transport Co., Ltd.	39,000	606,240
#	Yamazaki Baking Co., Ltd.	12,000	123,630
	Yaskawa Electric Corp.	17,000	194,932
	Yodogawa Steel Works, Ltd.	13,000	69,582
	Yokogawa Electric Corp.	27,000	382,107
	Yokohama Rubber Co., Ltd.	26,000	118,389
	York-Benimaru Co., Ltd.	2,700	83,233
#	Yoshinoya D&C Co., Ltd.	35	61,883
#	Zenrin Co., Ltd.	2,800	65,831
	Zensho Co., Ltd.	14,000	177,185
	Zeon Corp.	15,000	171,706

TOTAL — JAPAN			353,320,314

NETHERLANDS — (3.9%)
COMMON STOCKS — (3.9%)
	ABN AMRO Holding NV	189,858	5,415,899
	Aegon NV	150,762	2,693,900
	Akzo Nobel NV	26,573	1,530,382
	Akzo Nobel NV Sponsor ADR	1,996	114,630
*	ASML Holding NV	46,730	1,025,822
	Buhrmann NV	11,136	151,585
# *	Hagemeyer NV	142,542	720,798
	Heineken Holding NV	40,723	1,632,995
#	Heineken NV	77,252	3,582,086
	Hunter Douglas NV	5,232	364,845
	ING Groep NV	219,463	9,508,350
*	Koninklijke Ahold NV	152,842	1,471,595
*	Koninklijke Ahold NV Sponsored ADR	10,400	99,632
	Koninklijke Bam Groep NV	10,015	199,420
	Koninklijke DSM NV	22,244	880,020
	Koninklijke KPN NV	241,808	2,985,845
	Koninklijke Philips Electronics NV	138,607	4,755,635
	Mittal Steel Co. NV	21,802	739,369
	Randstad Holdings NV	20,298	1,091,150
	Reed Elsevier NV	67,133	1,078,711
	Reed Elsevier NV Sponsored ADR	3,400	109,548
	Royal Dutch Shell P.L.C. Series A	422,155	14,557,102
	Royal Numico NV	15,794	733,305
	SBM Offshore NV	13,580	371,993
	TNT NV	57,222	2,152,444
	Unilever NV	180,129	4,295,419
	United Services Group NV	6,036	415,456
	Vedior NV	15,338	283,568
	Wolters Kluwer NV	27,979	707,699
TOTAL COMMON STOCKS			63,669,203

24

	RIGHTS/WARRANTS — (0.0%)
*	Aegon NV Coupons 09/08/06	150,762	0
*	Royal Dutch Shell P.L.C. Series A Coupons	422,155	0
	TOTAL RIGHTS/WARRANTS		0

	TOTAL — NETHERLANDS		63,669,203

	NEW ZEALAND — (0.1%)
	COMMON STOCKS — (0.1%)
	Air New Zealand, Ltd.	30,152	22,683
	Auckland International Airport, Ltd.	95,556	120,698
	Contact Energy, Ltd.	47,343	212,227
	Fisher & Paykel Appliances Holdings, Ltd.	22,478	52,956
	Fisher & Paykel Healthcare Corp.	43,389	115,278
	Fletcher Building, Ltd.	43,084	244,565
	New Zealand Refining Co., Ltd.	15,823	77,737
	Sky City Entertainment Group, Ltd.	39,100	133,120
	Sky Network Television, Ltd.	35,044	128,359
	Telecom Corporation of New Zealand, Ltd.	202,109	562,332
	Trustpower, Ltd.	21,162	96,336
	Warehouse Group, Ltd.	14,200	46,543

	TOTAL — NEW ZEALAND		1,812,834

	NORWAY — (0.5%)
	COMMON STOCKS — (0.5%)
	Aker Kvaerner OGEP ASA	467	44,618
*	Det Norske Oljeselskap (DNO) ASA	68,000	118,298
	DNB Nor ASA Series A	69,400	898,125
*	Fred Olsen Energy ASA	2,500	107,068
	Norsk Hydro ASA	84,500	2,176,534
#	Norske Skogindustrier ASA Series A	20,085	305,481
	Odfjell ASA Series A	3,400	55,169
	Orkla ASA Series A	19,771	968,547
# *	Petrojarl ASA	5,550	59,696
*	Petroleum Geo-Services ASA (New)	5,550	289,157
*	Petroleum Geo-Services ASA ADR	1,000	52,000
	Prosafe ASA	3,200	213,273
	Schibsted ASA	4,700	137,997
	Statoil ASA	98,701	2,664,840
	Storebrand ASA	24,100	250,800
	Tandberg ASA Series A	10,400	106,499
#	Tomra Systems ASA	14,400	93,079
	Wilhelmsen (Wilhelm), Ltd. ASA Series A	1,000	33,053
	Yara International ASA	20,200	298,186

	TOTAL — NORWAY		8,872,420

	PORTUGAL — (0.3%)
	COMMON STOCKS — (0.3%)
	Banco BPI SA	44,098	330,572
	Banco Comercial Portugues SA	210,677	647,947
	Banco Espirito Santo SA	32,266	495,581
#	Brisa Auto Estradas de Portugal SA	27,775	285,891
	Cimpor Cimentos de Portugal SA	34,848	236,590

25

Energias de Portugal SA	199,346	802,403
Portugal Telecom SA	75,151	944,526
# PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	12,820	158,502
* Sonae Industria SGPS SA	7,384	62,998
Sonae SGPS SA	108,923	181,436

TOTAL — PORTUGAL		4,146,446

SINGAPORE — (0.6%)
COMMON STOCKS — (0.6%)
Ascott Group, Ltd.	174,000	114,960
Asia Pacific Breweries, Ltd.	14,000	132,469
Capitaland, Ltd.	115,500	348,732
* Chartered Semiconductor Manufacturing, Ltd.	112,000	90,260
City Developments, Ltd.	32,000	199,991
Comfortdelgro Corp., Ltd.	162,000	154,255
Cosco Corp. (Singapore), Ltd.	46,000	44,650
DBS Group Holdings, Ltd.	121,000	1,381,405
Fraser & Neave, Ltd.	75,500	190,635
Hyflux, Ltd.	15,000	20,393
Jardine Cycle & Carriage, Ltd.	9,386	66,692
Keppel Corp., Ltd.	52,000	495,194
Keppel Land, Ltd.	34,000	95,716
K-REIT Asia	6,800	6,395
MobileOne, Ltd.	41,390	53,674
Neptune Orient Lines, Ltd.	47,000	57,505
Overseas Chinese Banking Corp., Ltd.	252,320	1,032,738
Parkway Holdings, Ltd.	98,000	149,237
Raffles Holdings, Ltd.	46,000	20,921
SembCorp Industries, Ltd.	73,320	162,004
SembCorp Marine, Ltd.	55,000	120,772
Singapore Airlines, Ltd.	85,000	712,623
Singapore Land, Ltd.	11,000	48,876
Singapore Petroleum Co., Ltd.	11,000	33,806
Singapore Post, Ltd.	102,000	66,019
Singapore Press Holdings, Ltd.	142,000	358,812
Singapore Technologies Engineering, Ltd.	174,000	322,706
Singapore Telecommunications, Ltd.	1,298,650	2,068,583
SMRT Corp., Ltd.	59,000	40,110
Starhub, Ltd.	90,000	137,670
* STATS ChipPAC, Ltd.	80,000	51,337
United Overseas Bank, Ltd.	124,000	1,228,392
UOL Group, Ltd.	51,500	102,653
Venture Corp., Ltd.	21,000	154,532

TOTAL — SINGAPORE		10,264,717

SPAIN — (3.1%)
COMMON STOCKS — (3.1%)
# Abertis Infraestructuras SA	46,507	1,135,503
Acciona SA	5,051	771,630
Acerinox SA	15,983	301,067
Actividades de Construccion y Servicios SA	22,866	1,025,879

26

	Altadis SA	23,623	1,118,891
#	Antena 3 de Television SA	9,360	215,440
	Banco Bilbao Vizcaya SA	182,100	4,165,526
	Banco de Andalucia SA	655	81,473
	Banco de Sabadell SA	22,839	834,335
#	Banco de Valencia SA	5,697	252,320
#	Banco Espanol de Credito SA	39,155	716,233
	Banco Pastor SA	10,120	143,504
	Banco Popular Espanol SA	75,740	1,189,094
	Banco Santander Central Hispano SA	566,687	8,801,681
	Banco Santander Central Hispano SA Sponsored ADR	15,032	234,048
	Bankinter SA	4,862	330,307
	Cementos Portland Valderrivas SA	1,338	136,601
#	Cia Espanola de Petroleous SA	13,626	956,188
	Compania de Distribucion Integral Logista SA	1,928	117,030
	Corp Mapfre SA	15,336	307,379
	Ebro Puleva SA	8,097	173,824
	Enagas SA	14,223	324,124
	Endesa SA	89,410	3,121,528
	Fomento de Construcciones y Contratas SA	11,974	933,990
	Gamesa Corporacion Tecnologica SA	12,172	256,511
	Gas Natural SDG SA	43,183	1,446,177
	Grupo Catalana Occidente SA	3,540	95,755
	Grupo Ferrovial SA	11,821	918,681
	Iberdrola SA	76,134	2,829,222
	Iberia Lineas Aereas de Espana SA	65,471	163,521
	Indra Sistemas SA	11,012	228,855
	Industria de Diseno Textil SA	60,827	2,741,258
	Inmobiliaria Urbis SA	3,791	124,808
#	Metrovacesa SA	4,828	456,939
	Promotora de Informaciones SA	17,174	284,012
	Red Electrica de Espana SA	7,740	298,636
	Repsol YPF SA	87,508	2,517,712
#	Sacyr Vallehermoso SA	21,707	837,124
	Sociedad General de Aguas de Barcelona SA Class A	8,070	226,410
*	Sogecable SA	6,296	207,015
#	Sol Melia SA	8,400	150,522
	Telefonica SA	405,073	6,953,518
*	Telefonica SA Sponsored ADR	4,400	226,292
	Union Fenosa SA	19,200	839,640
#	Zardoya Otis SA	19,902	581,362

TOTAL — SPAIN			49,771,565

SWEDEN — (1.9%)
COMMON STOCKS — (1.9%)
	Alfa Laval AB	9,100	301,476
	Assa Abloy AB Series B	34,500	605,566
	Atlas Copco AB Series A	32,500	838,407
	Atlas Copco AB Series B	19,800	478,931
#	Boliden AB	28,000	525,258
*	Capio AB, Goethenburg	6,200	104,833
	Castellum AB	14,800	159,269
	Electrolux AB Series B	33,400	516,481

27

	Eniro AB	14,800	173,073
	Fabege AB	7,535	149,724
	Getinge AB	22,800	415,607
	Hennes & Mauritz AB Series B	67,750	2,630,320
	Holmen AB Series B	6,000	251,245
*	Husqvarna AB Series B	28,000	302,340
# *	Lundin Petroleum AB	14,500	159,814
*	Metro International SA SDR Series A	3,360	4,251
*	Metro International SA SDR Series B	6,720	8,674
*	Modern Times Group AB Series B	4,800	250,186
	NCC AB Series B	4,600	95,877
	Nordea Bank AB	254,048	3,189,582
	OMX AB	7,600	115,288
	Sandvik AB	101,400	1,111,099
	Scania AB Series A	4,000	186,755
	Scania AB Series B	12,600	598,298
	Securitas AB Series B	36,700	646,181
	Skandinaviska Enskilda Banken Series A	60,900	1,575,950
	Skanska AB Series B	45,800	721,611
	SKF AB Series A	9,200	131,565
	SKF AB Series B	49,900	714,553
	SSAB Svenskt Stal AB Series A	14,100	271,331
	SSAB Svenskt Stal AB Series B	7,800	142,031
	Svenska Cellulosa AB Series B	19,300	826,859
	Svenska Handelsbanken Series A	60,900	1,588,795
	Swedish Match AB (Frueher Svenska Taendsticks AB)	31,700	536,060
#	Tele2 AB Series B	36,350	359,902
	Telefonaktiebolaget LM Ericsson Series B	1,508,800	5,029,952
	TeliaSonera AB	555,400	3,436,282
	Trelleborg AB Series B	5,600	108,854
	Volvo AB Series A	11,700	679,505
	Volvo AB Series B	24,700	1,407,121
	Volvo AB Sponsored ADR	1,300	74,087

TOTAL — SWEDEN			31,422,993

SWITZERLAND — (6.2%)
COMMON STOCKS — (6.2%)
	ABB, Ltd.	190,743	2,538,146
	ABB, Ltd. ADR	34,500	460,230
	Adecco SA	18,801	1,098,015
	Baloise-Holding AG	5,987	498,246
	BKW FMB Energie AG	5,560	577,601
	Ciba Specialty Chemicals AG	5,741	321,779
	Ciba Specialty Chemicals AG ADR	2,200	61,732
	Clariant AG	18,560	225,825
	Compagnie Financiere Richemont AG Series A	61,242	2,910,689
	Credit Suisse Group	134,647	7,504,608
	Credit Suisse Group ADR	5,700	318,630
	Geberit AG	348	404,905
	Givaudan SA	798	643,242
	Holcim, Ltd.	23,889	1,934,771
	Julius Baer Holding AG	10,557	1,013,444
	Kuehne & Nagel International AG	15,160	1,066,605

28

	Lindt & Spruengli AG	12	279,362
*	Logitech International SA	14,876	323,240
	Lonza Group AG	3,415	222,679
	Nestle SA	42,089	14,460,557
	Nobel Biocare Holding AG	2,137	520,548
	Novartis AG	239,486	13,662,192
	Phonak Holding AG	10,755	641,850
	Roche Holding AG Bearer	23,956	4,659,414
	Roche Holding AG Genusschein	73,514	13,545,077
	Schindler Holding AG	1,480	77,159
	Schindler Holding AG	18,450	980,779
	Serono SA	1,432	1,000,165
	SGS SA	933	853,034
	Straumann Holding AG	1,836	380,930
	Swatch Group AG	3,745	729,890
	Swiss Life Holding	3,706	896,324
	Swiss Reinsurance Co.	32,546	2,482,354
#	Swisscom AG	10,343	3,474,060
	Syngenta AG	9,259	1,364,186
	Syngenta AG ADR	6,592	194,530
	Synthes, Inc.	5,130	559,963
	The Swatch Group AG	18,164	716,414
	UBS AG	219,630	12,415,535
# *	Unaxis Holding AG	1,608	473,534
	Zurich Financial SVCS AG	14,072	3,207,674
TOTAL COMMON STOCKS			99,699,918

RIGHTS/WARRANTS — (0.0%)
# *	Swisscom AG Options 09/13/06	10,343	26,302

TOTAL — SWITZERLAND			99,726,220

UNITED KINGDOM — (20.5%)
COMMON STOCKS — (20.5%)
*	3i Group P.L.C.	37,917	686,936
	Aberdeen Asset Management P.L.C.	110,205	330,738
	Admiral Group P.L.C.	23,790	306,545
	Aegis Group P.L.C.	93,242	226,350
	Alliance & Leicester P.L.C.	46,652	911,853
	Alliance Boots P.L.C.	110,774	1,626,235
	Amec P.L.C.	26,046	160,250
	Amlin P.L.C.	49,586	268,333
	Amvescap P.L.C.	81,593	842,217
	Anglo American P.L.C.	157,976	6,835,351
	Antofagasta P.L.C.	193,550	1,718,433
	ARM Holdings P.L.C.	139,465	315,591
	Arriva P.L.C.	17,572	199,142
	Associated British Foods P.L.C.	158,357	2,499,140
	AstraZeneca P.L.C.	170,638	11,073,236
*	AstraZeneca P.L.C. Sponsored ADR	11,300	736,082
	Aviva P.L.C.	280,405	3,940,561
	AWG P.L.C.	14,714	364,493
	BAE Systems P.L.C.	349,313	2,463,817

29

	Balfour Beatty P.L.C.	38,213	271,219
	Barclays P.L.C	720,934	9,032,421
	Barclays P.L.C. ADR	10,700	541,420
	Barratt Developments P.L.C.	24,917	471,362
	BBA Group P.L.C.	44,903	228,134
	Bellway P.L.C.	15,360	355,221
	BG Group P.L.C.	383,852	5,019,043
	BG Group P.L.C. ADR	3,600	235,332
	BHP Billiton P.L.C.	264,333	5,042,671
	BHP Billiton P.L.C. ADR	8,400	322,560
	BOC Group P.L.C.	38,519	1,184,467
	BP P.L.C.	2,255,040	25,588,681
	BP P.L.C. ADR	13,300	905,065
	Bradford & Bingley P.L.C.	76,093	656,276
	Brambles Industries P.L.C.	71,029	622,546
*	British Airways P.L.C.	184,946	1,446,392
	British American Tobacco P.L.C.	273,139	7,505,206
*	British Energy Group P.L.C.	43,250	552,416
	British Land Co. P.L.C.	54,197	1,408,803
	British Sky Broadcasting Group P.L.C.	272,457	2,916,591
	BT Group P.L.C.	917,068	4,310,658
	BT Group P.L.C. ADR	4,900	230,594
	Bunzl P.L.C.	31,721	394,092
	Burberry Group P.L.C.	48,731	444,070
	Burren Energy P.L.C.	13,812	241,870
	Cable and Wireless P.L.C.	252,769	590,675
	Cadbury Schweppes P.L.C.	216,640	2,310,601
	Cadbury Schweppes P.L.C. ADR	3,100	132,587
*	Cairn Energy P.L.C.	15,787	640,489
	Capita Group P.L.C.	64,655	673,566
	Carnival P.L.C.	21,630	929,038
	Carphone Warehouse Group P.L.C.	182,534	976,610
	Centrica P.L.C.	382,951	2,151,291
*	Charter P.L.C.	41,760	610,244
	Close Brothers Group P.L.C.	14,870	258,589
	Cobham P.L.C.	100,410	328,385
	Collins Stewart Tullett P.L.C.	27,079	401,835
	Compass Group P.L.C.	212,834	1,034,708
	Corus Group P.L.C.	89,303	666,727
*	CSR P.L.C.	12,310	274,839
	Daily Mail & General Trust P.L.C. Series A	30,329	332,193
	Diageo P.L.C.	314,077	5,598,860
	DSG International	192,294	750,954
*	easyJet P.L.C.	36,675	323,833
	Electrocomponents P.L.C.	39,172	178,230
	Emap P.L.C.	25,504	347,675
	EMI Group P.L.C.	80,276	408,856
	Enterprise Inns P.L.C.	35,517	692,587
	First Choice Holidays P.L.C.	46,985	189,947
	Firstgroup P.L.C.	40,935	364,001
	Friends Provident P.L.C.	209,193	741,025
	Gallaher Group P.L.C Sponsored ADR	1,100	76,208
	Gallaher Group P.L.C.	68,280	1,180,719
	General Electric Co.	22,898	779,411

30

	GKN P.L.C.	73,924	429,230
	GlaxoSmithKline P.L.C.	629,019	17,845,363
	GlaxoSmithKline P.L.C. ADR	21,193	1,203,339
	Group 4 Securicor P.L.C.	104,530	346,488
	GUS P.L.C.	90,202	1,675,636
	Hammerson P.L.C.	27,248	659,784
	Hanson P.L.C.	77,218	972,794
	Hays P.L.C.	152,663	396,039
	HBOS P.L.C.	431,353	8,237,526
	HSBC Holdings P.L.C.	1,242,796	22,552,280
	HSBC Holdings P.L.C. ADR	11,800	1,073,092
	ICAP P.L.C.	64,402	566,784
	IMI P.L.C.	34,896	335,882
	Imperial Chemical Industries P.L.C.	121,126	859,100
	Imperial Chemical Industries P.L.C. Sponsored ADR	2,800	79,352
	Imperial Tobacco Group P.L.C.	72,542	2,500,629
	Imperial Tobacco Group P.L.C. ADR	1,400	96,782
	Inchcape P.L.C.	44,520	420,678
	Informa P.L.C.	40,405	336,919
*	Inmarsat P.L.C.	45,770	312,202
	InterContinental Hotels Group P.L.C.	39,794	696,602
	International Power P.L.C.	155,846	942,346
	International Power P.L.C. ADR	800	48,752
	Intertek Group P.L.C.	14,739	193,809
*	Invensys P.L.C.	158,812	613,803
	ITV P.L.C.	488,162	983,177
	Johnson Matthey P.L.C.	22,043	554,489
	Johnston Press P.L.C.	31,946	246,938
	Kelda Group P.L.C.	38,193	599,613
	Kesa Electricals P.L.C.	47,659	280,488
	Kingfisher P.L.C.	257,515	1,156,874
	Ladbrokes P.L.C.	56,692	413,134
	Land Securities Group P.L.C.	49,000	1,767,182
	Legal and General Group P.L.C.	652,974	1,635,273
	Liberty International P.L.C.	39,267	850,008
	Lloyds TSB Group P.L.C.	628,751	6,235,980
*	Lloyds TSB Group P.L.C. ADR	5,800	230,144
	LogicaCMG P.L.C.	136,773	405,665
	Lonmin P.L.C.	14,110	724,570
	Man Group P.L.C.	737,610	5,931,759
	Marks & Spencer Group P.L.C.	206,756	2,331,823
	Meggitt P.L.C.	44,161	264,111
	Michael Page International P.L.C.	84,804	557,634
	Misys P.L.C.	50,290	236,661
	Mitchells & Butlers P.L.C.	51,308	546,657
	Morrison (Wm.) Supermarkets P.L.C.	283,810	1,195,977
*	MyTravel Group P.L.C.	733	2,779
	National Express Group P.L.C.	11,282	177,080
	National Grid P.L.C.	297,760	3,618,845
	National Grid P.L.C. Sponsored ADR	4,000	243,600
	Next P.L.C.	24,719	784,523
	Northern Rock P.L.C.	42,279	897,925
	Northumbrian Water Group P.L.C.	66,232	320,998
	Old Mutual P.L.C.	1,228,065	3,831,937

31

	Pearson P.L.C.	84,821	1,206,968
	Pearson P.L.C. Sponsored ADR	5,400	76,842
	Pennon Group P.L.C.	35,520	316,011
	Persimmon P.L.C.	27,757	658,027
	Provident Financial P.L.C.	17,113	213,068
	Prudential P.L.C.	249,777	2,799,840
	Prudential P.L.C. ADR	7,900	178,224
	Punch Taverns, Ltd.	25,730	452,802
	Rank Group P.L.C.	61,189	248,717
	Reckitt Benckiser P.L.C.	81,700	3,392,193
	Reed Elsevier P.L.C.	121,003	1,298,076
*	Regus Group P.L.C.	40,180	75,362
	Rentokil Initial P.L.C.	175,405	501,989
	Resolution P.L.C.	16,713	189,335
	Reuters Group P.L.C.	136,336	1,049,705
	Rexam P.L.C.	55,440	572,899
	Rio Tinto P.L.C.	114,511	5,776,998
*	Rio Tinto P.L.C. ADR	1,700	342,465
*	Rolls-Royce Group P.L.C.	181,122	1,504,913
	Royal & Sun Alliance Insurance Group P.L.C.	304,333	802,482
	Royal Bank of Scotland Group P.L.C.	367,792	12,475,383
	Royal Dutch Shell P.L.C. Series B	300,124	10,727,602
	SABmiller P.L.C.	124,801	2,458,559
	Sage Group P.L.C.	128,162	584,172
	Sainsbury (J.) P.L.C.	198,701	1,348,305
	Schroders P.L.C.	33,726	583,382
	Schroders P.L.C. Non-Voting	6,717	111,298
	Scottish & Newcastle P.L.C.	93,185	976,613
	Scottish & Southern Energy P.L.C.	86,517	1,984,430
	Scottish Power P.L.C.	154,753	1,828,362
	Serco Group P.L.C.	57,898	388,107
	Severn Trent P.L.C.	36,273	908,151
	Shire P.L.C.	50,705	863,380
	Shire P.L.C. ADR	1,600	82,000
	Signet Group P.L.C.	179,411	362,933
	Slough Estates P.L.C.	40,353	504,773
	Smith & Nephew P.L.C.	96,278	835,139
	Smiths Group P.L.C.	57,333	938,711
	Stagecoach Group P.L.C.	120,769	266,629
	Standard Chartered P.L.C.	152,316	3,814,927
	Tate & Lyle P.L.C.	49,954	696,454
	Taylor Woodrow P.L.C.	60,389	394,407
	Tesco P.L.C.	882,949	6,345,439
*	TI Automotive P.L.C. Series A	18,000	0
	Tomkins P.L.C.	73,285	397,329
	Tomkins P.L.C. Sponsored ADR	3,200	70,112
	Travis Perkins P.L.C.	11,935	383,069
	Trinity Mirror P.L.C.	27,900	242,044
	Tullow Oil P.L.C.	64,899	484,068
	Unilever P.L.C.	135,225	3,232,734
	United Business Media P.L.C.	26,302	309,057
	United Utilities P.L.C.	91,323	1,194,605
	United Utilities P.L.C. Sponsored ADR	3,000	78,840
	Vedanta Resources P.L.C.	27,964	727,345

32

Vodafone Group P.L.C.	6,093,647	13,206,091
Whitbread P.L.C.	22,131	515,960
William Hill P.L.C.	36,703	444,136
Wilson Bowden P.L.C.	12,801	411,856
Wimpey (George) P.L.C.	40,964	390,910
Wolseley P.L.C.	61,030	1,329,054
* Wolseley P.L.C. ADR	2,600	57,096
Wood Group (John) P.L.C.	52,188	227,397
WPP Group P.L.C.	124,799	1,520,778
WPP Group P.L.C. ADR	1,300	78,923
Xstrata P.L.C.	95,888	4,315,327
Yell Group P.L.C.	83,671	844,331

TOTAL — UNITED KINGDOM		331,395,285

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (6.5%)
@ Repurchase Agreement, Countrywide Securities 5.29%, 09/01/06 (Collateralized by $533,437 FHLMC 5.000%, 12/15/34, valued at $508,901) to be repurchased at $498,922	$499	498,849

@ Repurchase Agreement, Deutsche Bank Securities 5.29%, 09/01/06 (Collateralized by $167,339,149 FHLMC, rates ranging from 4.123%(r) to 5.983%(r), maturities ranging from 03/01/33 to 01/01/34; FNMA, rates ranging from 3.996%(r) to 5.177%(r), maturities ranging from 04/01/34 to 11/01/35; & GNMA 5.000%, 01/20/35, valued at $61,200,000) to be repurchased at $60,008,817	60,000	60,000,000

Repurchase Agreement, PNC Capital Markets, Inc. 5.22%, 09/01/06 (Collateralized by $7,706,000 FHLMC 4.00%, 09/22/09, valued at $7,609,675) to be repurchased at $7,498,087	7,497	7,497,000

@ Repurchase Agreement, UBS Warburg 5.28%, 09/01/06 (Collateralized by $44,740,000 FNMA 5.000%, 08/01/33 & 6.500%, 08/01/36, valued at $37,743,927) to be repurchased at $37,005,427	37,000	37,000,000
TOTAL TEMPORARY CASH INVESTMENTS		104,995,849

TOTAL INVESTMENTS - (100.0%)
(Cost $1,211,198,757)##		$1,614,288,537

33

INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2006

(Unaudited)

		Shares	Value ††

AUSTRALIA — (4.3%)
COMMON STOCKS — (4.3%)
	ABB Grain, Ltd.	16,564	$84,596
#	ABC Learning Centres, Ltd.	44,759	221,329
	Adelaide Bank, Ltd.	15,390	159,474
	Adelaide Brighton, Ltd.	72,991	131,302
	Adsteam Marine, Ltd.	28,845	55,896
	Alesco Corp., Ltd.	7,890	54,425
	Alinta, Ltd.	6,334	53,217
	Alumina, Ltd.	17,440	84,332
	Alumina, Ltd. ADR	1,600	31,008
	Amalgamated Holdings, Ltd.	9,696	37,266
	Amcor, Ltd.	26,678	136,596
	Amcor, Ltd. ADR	10,039	205,298
	AMP, Ltd.	26,075	179,776
	Ansell, Ltd.	17,571	126,307
#	APN News & Media, Ltd.	37,177	141,487
*	Aquila Resources, Ltd.	4,868	24,986
	ARB Corporation, Ltd.	12,613	32,764
*	ARC Energy, Ltd.	37,098	43,569
	Aristocrat Leisure, Ltd.	7,510	74,959
	Ausdrill, Ltd.	28,203	33,856
	Auspine, Ltd.	9,322	29,901
	Austal, Ltd.	14,362	34,988
*	Austar United Communications, Ltd.	69,392	61,622
	Austereo Group, Ltd.	33,451	47,634
	Australand Property Group	99,035	133,779
	Australia & New Zealand Banking Group, Ltd.	24,582	510,366
	Australia & New Zealand Banking Group, Ltd. Sponsored ADR	6,400	666,880
	Australian Agricultural Co., Ltd.	22,953	32,231
	Australian Gas Light Co.	6,185	95,133
	Australian Infrastructure Fund	26,100	42,996
	Australian Pharmaceutical Industries, Ltd.	22,126	34,610
#	Australian Pipeline Trust	26,799	98,481
	Australian Stock Exchange, Ltd.	5,266	132,486
*	Australian Worldwide Exploration, Ltd.	30,855	76,858
	AVJennings Homes, Ltd.	29,845	24,715
	AWB, Ltd.	18,791	50,176
	AXA Asia Pacific Holdings, Ltd.	24,561	122,443
*	Aztec Resources, Ltd.	213,747	38,278
*	Babcock & Brown Infrastructure Group	65,000	78,877
	Babcock & Brown, Ltd.	3,900	59,657
*	Ballarat Goldfields NL	81,524	14,593
	Bank of Queensland, Ltd.	10,804	125,973
	BayCorp Advantage, Ltd.	21,341	47,728
	Beach Petroleum, Ltd.	41,834	50,800

	Bendigo Bank, Ltd.	18,353	193,998
*	Bendigo Mining NL	23,339	28,153
	BHP Billiton, Ltd. Sponsored ADR	23,200	976,720
	Billabong International, Ltd.	11,759	132,630
	BlueScope Steel, Ltd.	51,641	267,263
	Bolnisi Gold NL	19,133	35,624
	Boom Logistics, Ltd.	12,032	38,309
	Boral, Ltd.	47,997	248,627
	Bradken, Ltd.	11,432	50,907
#	Brambles Industries, Ltd.	34,916	317,902
	Brickworks, Ltd.	15,372	131,144
*	Burns, Philp & Co., Ltd.	169,057	139,281
	Cabcharge Australia, Ltd.	15,264	87,374
	Caltex Australia, Ltd.	7,754	135,231
	Campbell Brothers, Ltd.	3,142	44,616
	Centennial Coal, Ltd.	17,349	44,125
	Challenger Financial Services Group, Ltd.	27,222	72,750
	City Pacific, Ltd.	21,771	75,987
	Coates Hire, Ltd.	27,605	123,690
	Coca-Cola Amatil, Ltd.	43,938	219,621
	Cochlear, Ltd.	2,124	81,445
	Coles Myer, Ltd.	18,435	196,764
	Commander Communications, Ltd.	16,630	24,975
	Commonwealth Bank of Australia	55,389	1,930,261
	Computershare, Ltd.	7,910	47,014
*	ConnectEast Group	77,800	68,577
	Consolidated Rutile, Ltd.	60,615	28,437
	Corporate Express Australia, Ltd.	8,958	34,442
	Count Financial, Ltd.	15,168	25,917
	Crane Group, Ltd.	10,022	84,084
	CSL, Ltd.	2,672	103,483
	CSR, Ltd.	118,015	283,229
#	DCA Group, Ltd.	45,092	86,900
	Downer EDI, Ltd.	47,765	205,207
	DUET Group	27,400	56,371
*	Emporer Mines, Ltd.	65,878	16,354
	Energy Developments, Ltd.	18,889	64,059
	Envestra, Ltd.	82,999	72,827
	Equigold NL	27,431	30,525
	Excel Coal, Ltd.	10,100	66,992
	Felix Resources, Ltd.	17,408	36,104
	FKP, Ltd.	22,233	90,717
	Fleetwood Corp., Ltd.	4,781	25,307
	Flight Centre, Ltd.	9,198	80,696
*	Fortescue Metals Group, Ltd.	8,998	67,765
	Foster’s Group, Ltd.	91,836	416,893
	Funtastic, Ltd.	19,487	22,764
	Futuris Corp., Ltd.	80,826	131,965
	GasNet Australia Group	12,700	29,858
	GRD, Ltd.	18,916	32,291
	Great Southern Plantations, Ltd.	29,873	62,603
	GUD Holdings, Ltd.	4,480	24,185
	Gunns, Ltd.	43,914	92,466
	GWA International, Ltd.	32,781	77,492
# *	Hardman Resources, Ltd.	73,161	80,442

	Harvey Norman Holdings, Ltd.	61,454	161,155
	Healthscope, Ltd.	7,119	26,277
#	Hills Industries, Ltd.	19,669	74,993
	IBA Health, Ltd.	46,435	30,739
	IBT Education, Ltd.	17,600	23,686
#	iiNet, Ltd.	13,345	6,352
	Iluka Resources, Ltd.	29,216	162,791
	Incitec Pivot, Ltd.	6,822	132,840
	Infomedia, Ltd.	80,383	45,391
	Insurance Australia Group, Ltd.	68,866	281,959
	IOOF Holdings, Ltd.	7,384	47,756
	Iress Market Technology, Ltd.	6,973	30,806
	IWL, Ltd.	7,263	25,067
	James Hardie Industries NL	10,437	53,277
	JB Hi-Fi, Ltd.	6,130	23,318
	John Fairfax Holdings, Ltd.	128,592	395,545
	Jones (David), Ltd.	53,408	143,885
	Jubilee Mines NL	3,485	24,351
	Just Group, Ltd.	27,800	72,919
*	Kagara Zinc, Ltd.	13,232	52,392
	Kingsgate Consolidated, Ltd.	10,784	43,642
	Leighton Holdings, Ltd.	4,230	63,916
	Lend Lease Corp., Ltd.	6,848	82,063
	Lion Nathan, Ltd.	22,059	134,323
	MacArthur Coal, Ltd.	14,648	55,712
	MacMahon Holdings, Ltd.	57,128	35,691
*	Macquarie Airports	12,800	29,063
	Macquarie Bank, Ltd.	3,403	167,875
*	Macquarie Communications Infrastructure Group	19,000	87,374
*	Mayne Pharma, Ltd.	17,040	39,871
	McGuigan Simeon Wines, Ltd.	22,366	33,840
	Metcash Limited	107,089	346,649
*	Miller’s Retail, Ltd.	19,070	23,715
	Minara Resources, Ltd.	38,109	103,750
	Mirvac, Ltd.	115,484	402,719
	Monadelphous Group, Ltd.	5,481	28,929
# *	Mount Gibson Iron, Ltd.	52,067	29,139
	Multiplex Group	96,938	249,631
	National Australia Bank, Ltd.	29,052	803,601
	National Australia Bank, Ltd. Sponsored ADR	8,100	1,120,635
	New Hope Corp., Ltd.	87,415	90,190
	Newcrest Mining, Ltd.	5,849	86,876
	Nufarm, Ltd.	21,528	175,606
	OAMPS, Ltd.	10,006	28,170
# *	Oceana Gold, Ltd.	56,700	34,083
#	Onesteel, Ltd.	81,285	263,792
	Orica, Ltd.	4,109	70,337
	Origin Energy, Ltd.	60,008	305,279
	Oxiana, Ltd.	22,426	48,539
	Pacific Brands, Ltd.	40,664	75,090
	Pacific Group, Ltd.	19,016	21,800
*	Paladin Resources, Ltd.	21,755	87,456
	Paperlinx, Ltd.	57,991	152,131
	Peet, Ltd.	17,200	48,609
*	Peptech, Ltd.	24,066	22,765

	Perilya, Ltd.	25,426	59,394
	Perpetual Trustees Australia, Ltd.	1,449	80,468
*	Perseverance Corp., Ltd.	117,716	30,436
*	Petsec Energy, Ltd.	13,101	26,160
*	Pharmaxis, Ltd.	21,043	35,294
*	PMP, Ltd.	26,082	30,276
	Primary Health Care, Ltd.	10,050	90,195
	Prime Television, Ltd.	9,815	29,208
	Programmed Maintenance Service, Ltd.	10,400	35,640
	Promina Group, Ltd.	78,861	353,467
	Publishing and Broadcasting, Ltd.	5,565	77,907
	Qantas Airways, Ltd.	57,591	151,012
	QBE Insurance Group, Ltd.	12,722	231,367
	Ramsay Health Care, Ltd.	18,718	141,723
	Rebel Sport, Ltd.	11,250	28,675
*	Resolute Mining, Ltd.	16,387	19,579
	Ridley Corp., Ltd.	29,254	26,450
	Rinker Group, Ltd.	11,658	122,552
*	Rinker Group, Ltd. ADR	3,100	163,029
	Rio Tinto, Ltd.	4,570	253,621
*	Roc Oil Co., Ltd.	23,255	68,182
	Rural Press, Ltd.	12,358	104,330
	SAI Global, Ltd.	11,376	29,507
*	Sally Malay Mining, Ltd.	39,050	33,590
	Santos, Ltd.	45,013	384,571
	Select Harvests, Ltd.	2,040	21,344
	Servcorp, Ltd.	6,884	30,939
	Seven Network, Ltd.	4,032	28,655
*	Sigma Pharmaceuticals, Ltd.	19,907	37,795
*	Silex System, Ltd.	8,449	24,888
	Sims Group, Ltd.	6,154	93,095
*	Sino Gold, Ltd.	10,260	37,356
	Smorgon Steel Group, Ltd.	23,558	31,628
	Sonic Healthcare, Ltd.	17,760	163,666
	Southern Cross Broadcasting (Australia), Ltd.	3,692	32,643
	Spotless Group, Ltd.	17,156	56,328
*	St. Barbara, Ltd.	51,095	19,611
	St. George Bank, Ltd.	12,888	293,791
	Straits Resources, Ltd.	14,212	43,752
	STW Communications Group, Ltd.	25,606	53,133
	Suncorp-Metway, Ltd.	19,690	307,733
	Sunland Group, Ltd.	21,215	37,231
	Super Cheap Auto Group, Ltd.	13,400	23,615
	Symbion Health, Ltd.	93,624	231,759
	TABCORP Holdings, Ltd.	29,697	342,655
*	Tap Oil, Ltd.	12,139	16,079
	Telstra Corp., Ltd. ADR	6,700	92,326
#	Ten Network Holdings, Ltd.	57,079	118,001
	Thakral Holdings Group	17,655	11,056
	Timbercorp, Ltd.	43,135	90,403
	Toll Holdings, Ltd.	3,253	35,502
	Transfield Services, Ltd.	15,728	100,212
	Transurban Group	16,906	90,109
	United Group, Ltd.	6,132	64,398
	Virgin Blue Holdings, Ltd.	130,687	156,034

	Vision Group Holdings, Ltd.	8,100	24,241
	Vision Systems, Ltd.	25,756	41,370
#	Washington H. Soul Pattinson & Co., Ltd.	22,002	125,930
	Wattyl, Ltd.	13,867	29,504
	Wesfarmers, Ltd.	4,863	124,598
	West Australian Newspapers Holdings, Ltd.	11,013	79,066
	Westpac Banking Corp.	39,818	709,679
	Westpac Banking Corp. Sponsored ADR	7,000	624,400
	WHK Group, Ltd.	7,986	35,675
	Woodside Petroleum, Ltd.	4,335	139,458
	Woolworths, Ltd.	12,490	197,152
	WorleyParsons, Ltd.	4,862	66,922
	Zinifex, Ltd.	35,500	320,464
TOTAL COMMON STOCKS			27,686,200

RIGHTS/WARRANTS — (0.0%)
*	Transfield Services, Ltd. Rights 09/21/06	15,728	2,293

TOTAL — AUSTRALIA			27,688,493

AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
	Agrana Beteiligungs AG	867	86,152
	Andritz AG	447	70,491
*	Austrian Airlines AG	2,026	16,861
	Boehler-Uddeholm AG	5,727	308,147
*	BWIN Interactive Entertainment AG	706	26,270
	BWT AG	836	32,259
*	CA Immobilien Anlagen AG	4,844	133,736
	Constantia Packaging AG	915	38,169
*	Conwert Immobilien Invest AG	1,134	22,871
	Erste Bank der Oesterreichischen Sparkassen AG	4,132	249,927
	EVN AG	845	92,965
	Flughafen Wien AG	1,166	94,524
*	Intercell AG	1,615	29,482
	Mayr-Melnhof Karton AG	626	109,881
	Oberbank AG	664	84,567
	Oesterreichische Elektrizitaetswirtschafts AG	3,110	156,629
	OMV AG	8,443	450,641
	Palfinger AG	582	57,456
*	Raiffeisen International Bank-Holding AG	1,011	91,153
*	RHI AG	1,988	68,292
	Schoeller-Bleckmann Oilfield Equipment AG	912	34,905
*	Sparkassen Immobilien AG	3,794	43,906
	Telekom Austria AG	4,659	114,284
	Telekom Austria AG ADR	2,000	98,400
	Uniqa Versicherungen AG	4,694	156,710
	Voestalpine AG	11,826	448,068
*	Wiener Staedtische Versicherung AG	909	55,731
	Wienerberger AG	10,385	498,347

TOTAL — AUSTRIA			3,670,824

BELGIUM — (1.0%)
COMMON STOCKS — (1.0%)
	Ackermans & Van Haaren SA	1,973	147,109
	AGFA-Gevaert NV, Mortsel	12,847	301,368
	Banque Nationale de Belgique	6	24,311
	Barco NV	1,535	135,512
	Bekaert SA	1,498	147,011
	Cofinimmo SA	184	32,147
	Colruyt SA	712	121,030
	Compagnie Francois d’Entreprises (CFE)	55	52,988
	Compagnie Maritime Belge SA	1,138	38,586
	Deceuninck NV	2,599	68,369
	Delhaize Group	4,235	322,347
	Delhaize Group Sponsored ADR	5,900	448,577
	Dexia SA	24,280	623,753
	Distrigaz	16	78,418
	D’Ieteren NV SA	364	121,614
*	Elia System Operator SA NV	2,100	79,715
	Euronav SA	1,000	34,727
	Exmar NV	1,350	42,710
	Fortis AG	35,591	1,385,888
*	ICOS Vision Systems NV	736	28,231
	InBev NV	4,190	217,427
*	Innogenetics NV	2,604	31,106
*	Ion Beam Application SA	2,356	35,970
	Melexis NV	2,162	35,824
	Mobistar SA	1,304	107,210
	Omega Pharma SA	2,213	127,592
*	Option NV	1,936	50,692
	Quick Restaurants SA	1,419	52,037
	Recticel SA	2,558	30,159
	Roularta Media Group NV	504	31,580
	Solvay SA	4,884	591,140
	Tessenderlo Chemie NV	2,178	79,604
	UCB SA	1,735	101,703
	Umicore	3,281	477,465

TOTAL — BELGIUM			6,203,920

CANADA — (6.3%)
COMMON STOCKS — (6.3%)
*	Aastra Technologies, Ltd.	1,400	36,605
#	Abitibi-Consolidated, Inc.	44,600	120,246
*	Aeterna Zentaris, Inc.	2,100	11,400
	AGF Management, Ltd. Class B Non-Voting	10,900	214,982
	Agnico Eagle Mines, Ltd.	5,500	207,052
	Agricore United	2,400	16,937
	Agrium, Inc.	8,500	196,485
*	Ainsworth Lumber Co., Ltd.	1,900	29,309
	Akita Drilling, Ltd.	1,500	28,499
*	Alberta Clipper Energy, Inc.	6,600	32,065
	Alcan, Inc.	17,997	810,052
*	Algoma Steel, Inc.	5,600	186,194
	Alimentation Couche-Taro, Inc. Subordinated Voting Class B	3,300	69,714
*	Alliance Atlantis Communications, Inc. Series B Non-Voting	4,700	141,600
	Amerigo Resources, Ltd.	15,100	25,274

*	Angiotech Pharmaceuticals, Inc.	11,000	131,566
*	AnorMED, Inc.	600	5,971
	Astral Media, Inc. Class A	6,500	224,292
	Atco, Ltd. Class 1 Non-Voting	5,000	187,596
*	ATI Technologies, Inc.	6,200	133,053
*	Atlas Energy, Ltd.	6,900	25,907
*	ATS Automation Tooling System, Inc.	6,200	65,741
	AUR Resources, Inc.	7,800	132,740
*	Aurizon Mines, Ltd.	17,600	44,107
*	Axcan Pharma, Inc.	3,600	50,256
*	Ballard Power Systems, Inc.	13,000	79,861
	Bank of Montreal	18,288	1,107,075
#	Bank of Nova Scotia	24,101	1,031,374
*	Bankers Petroleum, Ltd.	12,000	8,251
	Barrick Gold Corp.	31,517	1,053,893
*	BCE, Inc.	13,016	324,546
	Bell Aliant Regional Communications Income Fund	1,300	40,742
*	Bema Gold Corp.	19,200	103,704
	Biovail Corp.	6,200	100,800
*	Bombardier, Inc. Class B	101,700	309,158
*	Boralex, Inc. Class A	4,700	39,758
	BPO Properties, Ltd.	600	27,413
*	Breakwater Resources, Ltd.	29,500	34,696
	Brookfield Asset Management, Inc. Series A Limited Voting	4,950	220,786
	Brookfield Properties Corp.	2,700	94,658
	CAE, Inc.	17,415	149,524
	Calfrac Well Services, Ltd.	1,000	22,899
*	Cambior, Inc.	37,100	129,227
	Cameco Corp.	4,900	200,114
	Canada Bread Co., Ltd.	1,800	99,340
*	Canadian Hydro Developers, Inc.	12,700	59,634
	Canadian Imperial Bank of Commerce	4,000	290,057
	Canadian National Railway Co.	19,500	831,833
	Canadian National Resources, Ltd.	6,100	320,315
	Canadian Pacific Railway, Ltd.	13,300	652,185
*	Canadian Superior Energy, Inc.	12,500	27,029
	Canadian Tire Corp. Class A Non-Voting	6,600	414,164
	Canadian Utilities, Ltd. Class A Non-Voting	3,900	140,997
	Canadian Western Bank	3,500	139,519
	Canam Group, Inc. Class A Subordinate Voting	4,800	44,513
*	Canfor Corp.	12,100	124,470
*	Cangene Corp.	2,600	19,877
*	Cardiome Pharma Corp.	3,700	51,686
	Cascades, Inc.	9,500	105,288
*	Caspian Energy, Inc.	18,000	28,173
*	Catalyst Paper Corp.	24,100	69,337
	CCL Industries, Inc. Class B Non-Voting	3,700	96,442
*	Celestica, Inc. Subordinate Voting	20,600	195,693
*	Celtic Exploration, Ltd.	2,500	31,417
*	Centurion Energy International, Inc.	5,300	35,244
*	Ceramic Protection Corp.	500	10,925
*	Certicom Corp.	2,000	11,400
*	CGI Group, Inc.	22,000	139,329
	CHC Helicopter Corp. Class A Subordinate Voting	1,800	40,224
	Chum, Ltd. Class B Non-Voting	1,400	59,341

	Cinram International, Inc. Income Fund	5,000	104,949
	Clairvest Group, Inc.	1,000	9,183
	Cogeco Cable, Inc. Subordinate Voting	1,600	36,537
*	Cognos, Inc.	1,100	35,708
*	COM DEV International, Ltd.	3,000	15,308
*	Compton Petroleum Corp.	8,300	99,948
*	Constellation Copper Corp.	11,500	21,329
	Corus Entertainment, Inc. Class B Non-Voting	4,800	169,366
*	Crew Gold Corp.	6,000	11,671
*	Crystallex International Corp.	18,900	52,324
*	Dalsa Corp.	2,200	27,866
*	Denison Mines, Inc.	3,300	44,336
*	Domtar, Inc.	29,900	189,901
*	Dorel Industries, Inc. Class B Subordinate Voting	2,700	63,537
*	Draxis Health, Inc.	6,600	29,020
*	Dundee Corp. Class A Subordinate Voting	2,600	105,030
	Dundee Wealth Management, Inc.	10,300	102,506
*	Duvernay Oil Corp.	2,300	86,315
*	Dynatec Corp.	21,800	29,585
*	Eldorado Gold Corp.	14,400	71,003
	Emera, Inc.	4,700	85,810
*	Emergis, Inc.	6,700	32,188
	Empire Co., Ltd. Class A Non-Voting	3,600	144,124
#	Enbridge, Inc.	8,417	276,810
	EnCana Corp.	23,200	1,222,025
	Enerflex Systems, Ltd.	2,800	83,319
	Ensign Energy Services, Inc.	6,000	122,790
*	Equitable Group, Inc.	1,300	32,050
*	Exfo Electro-Optical Engineering, Inc.	6,000	31,702
	Extendicare, Inc.	5,400	113,198
	Fairfax Financial Holdings, Inc. Subordinate Voting	1,000	120,329
*	Find Energy, Ltd.	1,200	10,802
	Finning International, Inc.	11,400	410,289
*	First Calgary Petroleums, Ltd. Class A	9,800	88,043
	First Quantum Minerals, Ltd.	2,800	152,400
*	Firstservice Corp.	3,400	82,378
*	Flint Energy Services, Ltd.	1,800	105,854
	Fortis, Inc.	15,100	341,536
*	Forzani Group, Ltd. Class A	5,000	76,178
*	Four Seasons Hotels, Inc.	1,200	75,726
*	Galleon Energy, Inc. Class A	1,500	25,785
*	Garda World Security Corp. Class A	1,000	19,922
*	Genesis Land Development Corp.	3,900	16,619
	Gennum Corp.	3,700	33,140
	George Weston, Ltd.	3,500	248,258
	Gerdau Ameristeel Corp.	13,400	131,054
*	Gildan Activewear, Inc.	2,600	129,565
*	Glamis Gold, Ltd.	2,988	137,248
	Goldcorp, Inc.	1,940	53,480
*	Golden Star Resources, Ltd.	28,100	92,794
*	Great Basin Gold, Ltd.	10,600	16,975
	Great West Lifeco, Inc.	2,000	52,999
*	Greystar Resources, Ltd.	600	5,971
	Harris Steel Group, Inc.	1,500	44,106
*	High River Gold Mines, Ltd.	15,000	32,570

	Home Capital Group, Inc.	2,000	55,641
*	Hummingbird, Ltd.	1,500	41,296
	Husky Energy, Inc.	1,000	69,194
*	Husky Injection Molding Systems, Ltd.	10,700	48,597
*	Hydrogenics Corp.	10,000	17,733
	IGM Financial, Inc.	3,200	143,889
*	Imaging Dynamics Co., Ltd.	2,600	8,351
*	Imax Corp.	2,900	13,119
	Imperial Oil, Ltd.	3,103	116,759
	INCO, Ltd.	8,300	646,323
*	Indigo Books & Music, Inc.	2,000	27,323
	Industrial Alliance Insurance & Financial Services, Inc.	9,800	295,693
*	ING Canada, Inc.	4,600	234,099
	Inmet Mining Corp.	3,200	135,464
*	International Forest Products, Ltd. Series A	1,800	11,644
*	International Royalty Corp.	5,300	21,818
*	International Uranium Corp.	2,700	15,243
*	Intertape Polymer Group, Inc.	4,400	30,214
	Intrawest Corp.	7,100	244,418
	Ipsco, Inc.	3,205	295,737
*	Ivanhoe Energy, Inc.	28,200	51,792
	Jean Coutu Group PJC, Inc. Class A Subordinate Voting	6,200	67,312
*	Killam Properties, Inc.	5,300	11,508
	Kingsway Financial Services, Inc.	7,900	162,746
*	Kinross Gold Corp.	17,700	248,053
*	Kirkland Lake Gold, Inc.	1,400	8,803
*	Labopharm, Inc.	5,000	36,506
	Laurentian Bank of Canada	2,500	66,679
	Leon’s Furniture Ltd.	900	35,380
	Linamar Corp.	8,800	107,880
*	Lionore Mining International, Ltd.	24,700	156,428
*	Lions Gate Entertainment Corp.	2,900	26,709
	Loblaw Companies, Ltd.	7,300	338,153
*	MacDonald Dettweiler & Associates, Ltd.	1,100	38,047
*	Magellan Aerospace Corp.	5,000	9,997
#	Magna International, Inc. Class A	9,133	653,514
*	Major Drilling Group International, Inc.	2,200	43,291
	Manitoba Telecom Services, Inc.	2,800	119,924
#	Manulife Financial Corp.	57,500	1,873,315
*	Martinrea International, Inc.	8,200	55,641
	MDS, Inc.	20,744	417,958
*	Mega Bloks, Inc.	2,700	56,428
*	Melcor Developments, Ltd.	2,500	36,189
*	Meridian Gold, Inc.	4,700	139,218
	Methanex Corp.	14,200	340,836
	Metro, Inc. Class A Subordinate Voting	12,200	346,585
	Mi Developments, Inc.	6,900	236,846
*	Miramar Mining Corp.	20,300	85,769
	Morguard Corp.	400	13,064
	Mosaid Technologies, Inc.	1,400	36,719
	National Bank of Canada	10,800	586,168
*	Neo Material Technologies, Inc.	5,100	9,459
# *	Neurochem, Inc.	900	15,976
	New Maple Leaf Foods, Inc.	7,100	78,882
	Nexen, Inc.	3,805	222,007

	Niko Resources, Ltd.	1,300	74,345
	Norbord, Inc.	8,500	67,443
*	Nortel Networks Corp.	70,100	145,870
*	North American Palladium, Ltd.	4,400	33,598
	Northbridge Financial Corp.	2,000	55,080
*	Northern Orion Resources, Inc.	20,200	93,754
*	Northgate Minerals Corp.	25,200	92,793
	Nova Chemicals Corp.	9,200	291,407
*	Novelis, Inc.	4,300	89,206
*	NQL Energy Services, Inc.	5,500	37,569
*	Nuvista Energy, Ltd.	1,900	25,200
	Onex Corp.	8,500	189,487
*	Open Text Corp.	6,700	109,717
*	OPTI Canada, Inc.	7,900	144,949
*	Pan Amer Silver Corp.	2,500	56,614
*	Paramont Resources, Ltd. Class A	2,900	90,125
	Pason Systems, Inc.	3,200	48,204
*	Patheon, Inc.	11,100	51,619
	Penn West Energy Trust	2,800	116,428
*	Peru Copper, Inc.	6,300	29,468
*	Petrobank Energy & Resources, Ltd.	3,500	48,417
	Petro-Canada	9,200	392,871
	Potash Corp. of Saskatchewan, Inc.	1,100	107,492
	Power Corp. of Canada, Ltd.	21,400	626,337
#	Power Financial Corp.	6,000	187,877
	Precision Drilling Trust	1,500	54,949
*	QLT, Inc.	13,400	103,413
	Quebecor World, Inc.	6,400	71,336
	Quebecor, Inc. Class B Subordinate Voting	4,100	103,863
	Quest Capital Corp.	14,900	41,790
*	Real Resources, Inc.	2,900	61,264
	Reitmans Canada, Ltd.	5,400	101,131
	Richelieu Hardware, Ltd.	2,400	46,337
*	Rider Resources, Ltd.	700	8,265
	Ritchie Brothers Auctioneers, Inc.	1,400	68,651
*	Rockwater Capital Corp.	4,500	29,150
	Rogers Communications, Inc. Class B Non-Voting	2,700	139,238
*	RONA, Inc.	16,400	324,053
	Rothmans, Inc.	3,000	54,555
	Royal Bank of Canada	11,107	491,590
*	Royal Group Technologies, Ltd.	3,000	34,552
	Russel Metals, Inc.	8,000	201,502
	Samuel Manu Tech, Inc.	4,700	55,066
	Saputo, Inc.	2,900	98,652
*	Saskatchewan Wheat Pool	9,500	66,353
*	Savanna Energy Services Corp.	600	13,218
*	SEMAFO, Inc.	18,800	32,657
	Shaw Communictions, Inc. Class B Non-Voting	3,500	105,130
	Shawcor, Ltd.	9,100	153,958
	Shell Canada, Ltd.	1,600	51,953
	Sherritt International Corp.	21,800	210,643
	Shoppers Drug Mart Corp.	3,800	160,313
*	Sierra Wireless, Inc.	2,800	32,502
*	Silver Wheaton Corp.	8,700	95,162
*	Silvercorp Metals, Inc.	3,100	38,424

*	Sino-Forest Corp.	18,300	75,167
*	Sleeman Breweries, Ltd.	2,400	37,738
	SNC-Lavalin Group, Inc.	3,600	99,340
	Sobeys, Inc.	3,400	120,613
	St. Lawrence Cement Group, Inc. Class A Subordinate Voting	1,200	35,610
*	Stantec, Inc.	5,800	104,896
*	Stella-Jones, Inc	500	9,138
*	Stratos Global Corp.	3,600	11,204
	Sun Life Financial, Inc.	27,800	1,144,395
	Suncor Energy, Inc.	3,404	263,469
*	Tahera Diamond Corp.	15,580	29,319
	Talisman Energy, Inc.	11,500	201,846
*	Tanzanian Royalty Exploration Corp.	5,800	41,035
	Teck Cominco Class B	5,300	352,918
#	Telus Corp.	3,300	161,999
*	Tenke Mining Corp.	4,800	55,326
*	Tesco Corp.	3,500	57,536
*	The Descartes Systems Group, Ltd.	2,600	9,997
#	The Thomson Corp.	6,400	257,668
*	TLC Vision Corp.	12,600	68,626
	Toromont Industries, Ltd.	4,300	95,508
	Toronto Dominion Bank	26,300	1,519,751
	Torstar Corp. Class B Non-Voting	7,700	137,657
#	Transalta Corp.	16,838	368,812
	Transat A.T., Inc. Class A	500	11,354
	Transat A.T., Inc. Class B	2,900	65,593
#	TransCanada Corp.	25,850	839,605
*	Transcontinental, Inc. Class A	5,700	97,157
*	Transglobe Energy Corp.	4,900	23,496
	Trican Well Service, Ltd.	1,400	28,550
	TSX Group, Inc.	2,700	121,088
*	Tundra Semiconductor Corp.	2,100	22,571
	TVA Group, Inc. Class B	1,600	21,728
*	UEX Corp.	10,500	33,819
	Uni-Select, Inc.	2,200	61,484
*	UTS Energy Corp.	17,500	76,631
	Van Houtte, Inc.	1,100	18,153
*	Vector Aerospace Corp.	7,500	30,535
*	Virginia Mines, Inc.	550	1,990
	West Fraser Timber Co., Ltd.	3,600	119,729
*	Westaim Corp.	9,100	31,697
*	Western Copper Corp.	1,000	1,104
*	Western Financial Group, Inc.	3,700	10,879
*	Westjet Airlines, Ltd.	9,500	83,973
	Winpak, Ltd.	4,300	34,041
*	Xantrex Technology, Inc.	3,800	30,564
	Xceed Mortgage Corp.	1,900	9,283
*	Yamana Gold, Inc.	10,500	107,536
*	YM Biosciences, Ltd.	2,100	7,144
*	Zarlink Semiconductor, Inc.	13,900	30,056

TOTAL — CANADA			40,839,218

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
	A P Moller - Maersk A.S.	33	274,859
	Aktieselskabet Ringkjoebing Bank A.S.	175	23,142
*	Alm. Brand A.S.	1,650	89,654
	Amagerbanken A.S.	1,200	81,754
#	Auriga Industries A.S. Series B	2,400	58,909
#	Bang & Olufsen Holding A.S. Series B	1,250	128,089
*	Bavarian Nordic A.S.	400	26,432
	Carlsberg A.S. Series B	2,400	186,495
#	Codan A.S.	2,000	144,248
	Coloplast A.S.	850	64,516
*	Dampskibsselskabet Norden A.S.	60	31,877
#	Dampskibsselskabet Torm A.S.	900	46,934
*	Dampskibsselskabet Torm A.S. ADR	672	35,226
#	Danisco A.S.	3,800	282,325
	Danske Bank A.S.	18,600	715,377
	DFDS A.S.	450	37,907
	DiBa Bank A.S.	70	22,350
	DLH A.S. Series B	2,100	37,007
	DSV A.S.	1,000	162,041
	East Asiatic Co., Ltd.	3,050	130,520
	EDB Gruppen A.S.	400	21,767
	Fionia Bank A.S. Rights	150	35,586
	FLSmidth & Co. A.S.	1,700	73,619
	Fluegger A.S. Series B	350	39,540
	Forstaedernes Bank A.S.	525	65,801
*	Genmab A.S.	1,600	59,596
#	GN Great Nordic A.S.	12,000	176,626
	H&H International A.S. Series B	110	25,030
	H. Lundbeck A.S.	1,800	41,466
	Harboes Bryggeri A.S.	650	28,670
*	Jyske Bank A.S.	6,650	383,583
*	Mols-Linien A.S.	400	30,927
	NKT Holding A.S.	2,400	157,457
	Nordjyske Bank A.S.	740	22,255
	Norresundby Bank A.S.	40	22,661
	Novo-Nordisk A.S. Series B	1,000	73,860
	Novo-Nordisk A.S. Sponsored ADR	1,700	125,426
	Novozymes A.S. Series B	1,500	105,444
	Per Aarsleff A.S. Series B	300	24,736
	Ringkjoebing Landbobank Aktieselskab A.S.	360	58,641
	Rockwool International A.S.	850	115,067
	Royal Unibrew A.S.	875	94,719
# *	RTX Telecom A.S.	1,400	15,614
	Sanistal A.S. Series B	200	25,943
#	Schouw & Co. A.S.	1,000	52,499
	SimCorp A.S.	300	49,739
	Sjaelso Gruppen A.S.	100	29,527
	Spar Nord Bank A.S.	3,500	77,488
	Sparbank Vest A.S.	350	25,244
	Sparekassen Faaborg A.S.	40	22,661
	Sydbank A.S.	7,010	262,390
	Thrane & Thrane A.S.	600	32,960
	Tivoli A.S.	90	56,866
*	TK Development A.S.	4,000	40,857
*	Topdanmark A.S.	1,200	171,895

*	Vestas Wind Systems A.S.	11,200	313,699
#	Vestjysk Bank A.S.	1,055	51,973
*	William Demant Holding	500	36,956

TOTAL – DENMARK			5,628,450

FINLAND — (1.4%)
COMMON STOCKS — (1.4%)
	Alma Media Corp.	5,400	51,786
	Amer Sports Oyj Series A	9,350	207,759
	Cargotec Oyj Series B	2,900	125,880
	Elcoteq SE	1,400	25,400
#	Elektrobit Group Oyj	9,300	24,891
	Elisa Oyj	18,900	383,413
	eQ Oyj	2,200	9,333
	Finnair Oyj	5,200	78,166
	Finnlines Oyj	3,800	77,932
	Fiskars Oyj Abp Series A	10,400	137,899
	Fortum Oyj	26,000	698,663
	F-Secure Oyj	10,500	30,113
	HK Ruokatalo Oyj Series A	2,400	30,374
	Huhtamaki Oyj	12,400	217,751
	Ilkka-Yhtyma Oyj	1,200	14,132
	KCI Konecranes Oyj	4,200	83,432
	Kemira Oyj	7,000	113,420
	Kesko Oyj	9,400	398,137
	Kone Oyj Series B	700	31,800
	Kyro Oyj Abp	9,400	48,205
	Lassila & Tikanoja Oyj	1,100	21,767
	Lemminkainen Oyj	1,500	61,680
*	Metso Corp. Sponsored ADR	2,500	93,200
	Metso Oyj	2,800	104,300
	M-Real Oyj Series B	26,500	128,415
	Neste Oil Oyj	1,800	56,567
	Nokia Oyj	17,100	357,410
	Nokia Oyj Sponsored ADR	18,800	392,544
#	Nokian Renkaat Oyj	4,900	85,823
	OKO Bank P.L.C. Class A	11,900	193,291
	Olvi Oyj Series A	3,350	71,897
*	Oriola-KD Oyj	1,000	2,498
*	Oriola-KD Oyj	2,200	5,299
*	Orion Oyj Series A	1,000	18,154
*	Orion Oyj Series B	2,200	40,108
	Outokumpu Oyj Series A	15,200	386,746
	Perlos Oyj	2,650	20,205
	Poyry Oyj	4,000	51,285
	Raisio Group P.L.C.	11,500	23,568
	Rakentajain Koneuokrammo Oyj Series B	2,300	39,619
	Ramirent Oyj	700	28,874
	Rapala VMC Oyj	10,000	75,541
	Rautaruukki Oyj Series K	12,800	374,150
	Sampo Oyj	35,500	734,846
	SanomaWSOY Oyj	4,640	115,271
	Sponda Oyj	6,200	69,854
	Stockmann Oyj Abp Series A	500	21,124

	Stockmann Oyj Abp Series B	2,200	92,744
	Stora Enso Oyj Series R	17,700	268,591
	Stora Enso Oyj Sponsored ADR	30,800	466,312
	Tecnomen Oyj	21,200	43,459
	TietoEnator Oyj	3,980	114,628
	UPM-Kymmene Oyj	15,400	364,446
	UPM-Kymmene Oyj Sponsored ADR	28,300	668,729
	Uponor Oyj Series A	5,000	136,280
	Vaisala Oyj Series A	950	31,642
	Wartsila Corp. Oyj Series B	4,400	181,908
	YIT Oyj	4,950	107,522

TOTAL — FINLAND			8,838,783

FRANCE — (7.1%)
COMMON STOCKS — (7.1%)
	Accor SA	13,298	851,591
	Air France-KLM	17,223	470,146
	Air Liquide SA	3,443	726,666
# *	Alcatel SA	19,501	244,359
*	Alcatel SA ADR	12,000	150,360
*	Alstom SA	2,499	235,686
*	Alten SA	912	27,825
# *	Altran Technologies SA	9,917	94,978
	April Group SA	1,811	90,305
*	Archos	364	18,672
*	Arkema Sponsored ADR	460	18,268
#	Arkopharma	2,469	37,908
	Assurances Generales de France (AGF)	5,167	648,870
	Assystem	1,127	27,834
*	Atos Origin	5,671	298,157
*	Avanquest Software	1,259	22,990
	AXA SA	3,554	132,186
	AXA SA ADR	74,900	2,790,774
	Bacou-Dalloz	802	96,680
	Beneteau SA	1,196	99,544
	BNP Paribas SA	38,509	4,094,572
	Boiron SA	1,211	26,245
	Bonduelle SA	382	33,766
	Bongrain SA	748	51,694
	Bourbon SA	2,140	109,536
	Bouygues SA	12,777	673,150
	Bricorama SA	699	38,999
*	Bull SA	1,635	11,125
*	Business Objects SA	3,242	90,497
*	Business Objects SA ADR	3,400	94,724
	Canal Plus SA	3,368	34,856
	Capgemini SA	17,521	960,912
	Carbone Lorraine SA	1,895	99,243
	Carrefour SA	7,817	482,587
	Casino Guichard Perrachon SA	3,681	315,978
	Cegid SA	485	20,498
	CFF Recycling SA	1,554	58,525
	Cie Generale D’Optique Essilor Intenational SA	2,206	228,412
	Ciments Francais SA	561	87,287

	Clarins SA	1,376	100,506
# *	Club Mediterranee SA	1,344	71,657
	CNP Assurances	3,460	357,351
	Compagnie de Saint-Gobain	22,691	1,683,415
*	Compagnie Generale de Geophysique SA	431	69,403
*	Compagnie Generale de Geophysique SA Sponsored ADR	2,000	64,620
	Credit Agricole SA	7,706	313,132
	Damartex SA	174	8,571
	Dassault Systemes SA	1,044	57,945
	Dassault Systemes SA ADR	500	27,800
	Delachaux SA	855	48,073
	Dior (Christian) SA	1,638	170,418
	Eiffage SA	2,914	252,280
	Electricite de Strasbourg	272	55,782
	Esso SA	389	98,053
	Etam Developpement SA	524	39,345
	Euler Hermes SA	3,815	448,828
*	Euro Disney SCA	193,822	17,396
	European Aeronautic Defence & Space Co.	8,244	248,783
	Exel Industries SA	502	41,215
# *	Faurecia SA	417	25,893
	Fimalac SA	1,890	159,251
	Fleury Michon SA	463	27,658
	Foncia Groupe	694	33,768
	France Telecom SA	20,447	434,961
	France Telecom SA Sponsored ADR	8,000	178,560
	Gaumont SA	223	19,425
	Generale de Sante	2,012	71,072
	Generale des Establissements Michelin SA Series B	11,650	791,232
	Geodis SA	498	84,150
	GFI Informatique SA	3,974	27,905
	GL Events	1,397	62,600
	Groupe Crit	392	17,580
	Groupe Danone	641	88,206
	Groupe Danone ADR	5,300	152,905
*	Groupe Go Sport SA	568	49,800
#	Groupe Steria SCA	2,139	107,060
	Guerbet SA	171	27,253
	Guyenne et Gascogne SA	608	74,254
	Haulotte Group SA	1,681	49,607
	Havas SA	42,866	212,271
	Hermes International SA	1,464	124,267
	Iliad SA	1,600	133,138
	Imerys SA	4,127	314,179
	IMS International Metal Service SA	1,761	43,002
# *	Infogrames Entertainment SA	15,123	9,295
*	Ingenico SA	3,051	69,233
	Ipsos SA	2,500	92,532
	JC Decaux SA	7,997	222,056
	Kaufman et Broad SA	1,391	78,357
	LaFarge SA	7,174	924,887
	Lafarge SA Sponsored ADR	23,100	746,592
	Lafuma SA	310	26,052
	Lagardere S.C.A. SA	8,796	644,663
	Laurent-Perrier Group	326	24,044

	Lectra	2,553	15,909
	Lisi SA	439	30,984
	Locindus	509	21,465
	L’Oreal SA	2,448	256,331
	LVMH (Louis Vuitton Moet Hennessy)	3,039	313,052
	M6 Metropole Television	3,463	108,130
	Manitou BF SA	1,376	58,798
	Manutan International SA	423	27,086
	Mr. Bricolage SA	358	7,299
	Neopost SA	1,240	144,849
	Nexans SA	2,756	229,037
	Norbert Dentressangle	519	37,165
	NRJ Group	3,110	64,581
	Oberthur Card Systems SA	3,280	22,991
*	Orpea	541	37,430
*	PagesJaunes SA	2,200	63,072
# *	Penauille Polyservices SA	2,246	33,030
	Pernod-Ricard SA	2,162	471,654
	Petit Forestier SA	280	17,912
	Peugeot SA	12,391	699,134
	Pierre & Vacances	614	67,563
	Plastic Omnium SA	1,099	47,692
	PPR SA	5,377	742,413
	Provimi SA	2,116	75,586
	Publicis Groupe	1,433	56,606
	Publicis Groupe ADR	1,400	55,510
	Rallye SA	3,446	167,692
	Remy Cointreau SA	3,172	167,066
	Renault SA	8,603	1,002,458
*	Rhodia SA	45,757	103,028
	Robertet SA	268	41,904
	Rubis SA	462	36,627
	Safran SA	2,916	63,689
	Sanofi - Aventis	2,000	179,623
	Sanofi - Aventis ADR	68,000	3,056,600
	Schneider Electric SA	16,517	1,761,843
	SCOR SA	118,007	282,534
#	SEB SA	984	117,966
*	SIICinvest	509	1,526
	Societe BIC SA	3,945	245,506
#	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	41	26,312
	Societe Generale Paris	12,233	1,975,898
	Societe Immobiliere de Location pour L’industrie et le Commerce	288	36,723
	Societe Industrielle D’Aviations Latecoere SA	701	24,104
	Societe Television Francaise 1	4,865	155,492
	Sodexho Alliance SA	3,163	169,245
*	Sodexho Alliance SA Sponsored ADR	3,800	203,642
	Somfy SA	215	53,684
	Sopra Group SA	986	71,446
	Spir Communication SA	198	29,275
	Stallergenes SA	892	33,958
	Ste Virbac SA	422	23,738
	STEF-TFE SA	792	43,727
	Sucriere de Pithiviers-Le-Vieil	33	30,083
	Suez (ex Suez Lyonnaise des Eaux)	4,083	174,822

	Suez SA ADR	700	30,114
	Synergie SA	1,085	46,861
	Technip SA	3,990	230,090
	Technip SA ADR	5,900	340,902
	Teleperformance SA	3,109	109,780
	Tessi SA	412	23,804
	Thales SA	2,832	123,058
*	Total SA	13,466	909,330
	Total SA Sponsored ADR	18,400	1,240,712
	Toupargel-Agrigel SA	290	16,500
	Trigano SA	846	41,937
# *	UbiSoft Entertainment SA	1,728	92,056
	Union Financiere de France Banque SA	300	18,246
	Valeo SA	7,947	291,115
	Vallourec (Usines A Tubes de Lorraine Escaut et Vallourec Reunies)	525	117,591
	Veolia Environnement SA	2,750	154,252
	Veolia Environnement SA ADR	3,800	213,902
	Viel et Compagnie	5,851	31,611
	Vilmorin et Cie SA	766	61,644
	Vinci SA	4,224	457,268
	Vivendi SA	53,579	1,841,990
	Vranken Pommery Monopole	469	27,034
	Wendel Investissement	2,484	287,276
	Zodiac SA	2,029	123,309

TOTAL — FRANCE			45,734,558

GERMANY — (5.8%)
COMMON STOCKS — (5.8%)
*	Aareal Bank AG	3,654	163,466
	ADCapital AG	1,054	13,771
	Adidas-Salomon AG	4,019	192,345
# *	Adlink Internet Media AG	1,531	30,377
*	Aixtron AG	8,531	31,919
	Allianz AG	5,061	860,212
*	Allianz AG ADR	125,300	2,136,365
	Altana AG ADR	1,300	76,700
	AMB Generali Holding AG	1,336	184,399
	Andreae-Noris Zahn AG	566	27,062
	AWD Holding AG	1,537	49,049
	Baader Wertpapierhandelsbank AG	1,255	14,219
	Balda AG	4,717	48,196
	BASF AG	6,890	567,431
	BASF AG Sponsored ADR	9,200	759,736
	Bayer AG	9,647	478,767
	Bayer AG Sponsored ADR	8,000	396,800
	Bayerische Motoren Werke (BMW) AG	14,476	748,815
	Bechtle AG	1,392	29,512
	Beiersdorf AG	936	51,925
*	Bertrandt AG	1,086	15,163
	Bilfinger Berger AG	5,438	298,721
	Biotest AG	352	14,057
	Boewe Systec AG	548	31,060
	Celesio AG	1,908	97,415

*	CENTROTEC Sustainable AG	823	24,662
	Cewe Color Holding AG	567	21,694
#	Comdirect Bank AG	5,546	54,953
	Commerzbank AG	39,167	1,367,935
*	Conergy AG	1,500	79,305
	Continental AG	2,724	291,757
	CTS Eventim AG	1,147	35,655
	Curanum AG	1,530	13,945
	DAB Bank AG	3,271	28,122
	DaimlerChrysler AG	29,783	1,570,431
*	DaimlerChrysler AG ADR	9,000	475,020
	Deutsche Bank AG	14,233	1,626,953
	Deutsche Bank AG ADR	8,100	925,911
	Deutsche Boerse AG	2,093	317,469
	Deutsche Euroshop AG	1,179	81,416
	Deutsche Lufthansa AG	18,050	357,451
	Deutsche Post AG	8,195	207,554
*	Deutsche Postbank AG	3,600	282,099
	Deutsche Telekom AG	91,258	1,335,059
	Deutsche Telekom AG ADR	27,500	402,600
*	Deutz AG	5,335	50,871
	Douglas Holding AG	3,855	172,104
	Drillisch AG	2,378	13,729
*	Duerr AG	1,670	42,373
	DVB Bank AG	271	70,102
	E.ON AG	3,491	443,147
	E.ON AG ADR	72,100	3,057,040
*	EM.TV AG	7,400	27,877
*	Epcos AG	1,602	22,248
*	Epcos AG ADR	6,800	94,316
*	Escada AG	393	12,286
	Euwax AG	321	14,389
*	Evotec AG	7,593	33,163
	Fielmann AG	340	17,730
#	Fraport AG	4,743	365,090
	Fresenius Medical Care AG & Co.	569	75,010
*	Fresenius Medical Care AG & Co. ADR	1,600	70,160
	Fuchs Petrolub AG	622	32,679
	GEA Group AG	18,543	304,135
	Gerry Weber International AG	1,058	22,154
	GFK AG	2,158	90,430
# *	GPC Biotech AG	1,541	22,282
	Grenkeleasing AG	597	35,652
*	Hannover Rueckversicherung AG	8,396	323,783
	Hawesko Holding AG	746	42,163
	Heidelberger Druckmaschinen AG	6,719	269,102
	Henkel KGAA	2,245	255,327
	Hochtief AG	6,402	363,761
	Hugo Boss AG	968	42,928
	Hypo Real Estate Holding AG	8,199	509,021
	Indus Holding AG	922	31,542
*	Infineon Technologies AG	56,816	669,627
*	Infineon Technologies AG ADR	4,000	47,320
	IVG Immobilien AG	3,913	127,042
*	IWKA AG	2,533	48,029

*	Jenoptik AG	3,082	26,885
	K&S AG	4,291	332,504
# *	KarstadtQuelle AG	2,074	46,115
	Kloeckner-Werke AG	4,277	62,881
	Kontron AG	3,789	43,659
	Krones AG	528	65,744
*	KSB AG	214	66,057
	KWS Saat AG	698	62,730
*	Lanxess AG	2,440	100,267
	Leifheit AG	465	14,327
	Leoni AG	4,208	146,894
	Linde AG	5,935	524,444
	MAN AG	3,486	266,730
*	Mediclin AG	2,904	13,954
*	Medigene AG	1,679	12,554
#	Medion AG	3,657	43,791
	Merck KGAA	2,779	275,527
	Metro AG	4,442	260,795
# *	Mobilcom AG	6,295	133,181
*	Morphosys AG	215	11,894
*	MTU Aero Engines Holding AG	4,400	152,201
	Munchener Rueckversicherungs-Gesellschaft AG	8,795	1,322,299
	MVV Energie AG	3,200	92,893
	Norddeutsche Affinerie AG	3,874	91,615
	OHB Technology AG	2,466	29,088
	Oldenburgische Landesbank AG	1,147	75,275
*	PC-Ware AG	613	10,638
	Pfeiffer Vacuum Technology AG	609	38,057
	Pfleiderer AG	2,028	46,298
*	Plasmaselect AG	3,271	15,002
*	Primacom AG	3,091	20,042
	Puma AG Rudolf Dassler Sport	538	187,328
# *	QIAGEN NV	9,787	140,519
# *	QSC AG	6,902	38,024
	Rational AG	95	17,231
	Renk AG	322	14,183
*	REpower Systems AG	761	50,706
	Rheinmetall AG	4,234	283,864
	Rhoen-Klinikum AG	4,462	182,338
	RWE AG (Neu) Series A	4,696	429,669
	Salzgitter AG	4,749	425,414
	SAP AG	124	23,674
	SAP AG Sponsored ADR	7,300	348,502
	Sartorius AG	391	16,428
	Schlott Sebaldus AG	360	9,889
	Schwarz Pharma AG	626	58,445
*	SGL Carbon AG	2,129	39,773
*	SGL Carbon AG Sponsored ADR	7,400	45,732
	SHB Stuttgarter Finanz - und Beteiligungs AG	2,186	96,633
	Siemens AG ADR	28,000	2,381,400
# *	Singulus Technologies AG	3,716	48,350
#	Sixt AG	1,090	53,091
	Software AG	927	53,901
	Stada Arzneimittel AG	5,083	247,744
	Strabag AG	422	57,249

#	Suedzucker AG	9,378	233,455
*	Suess Microtec AG	1,345	12,856
	Takkt AG	1,332	19,198
	Techem AG	2,013	92,352
	Technotrans AG	567	14,889
	ThyssenKrupp AG	26,534	902,693
#	TUI AG	29,798	584,576
	United Internet AG	4,988	66,988
*	Vivacon AG	810	20,037
	Volkswagen AG	12,392	989,273
#	Vossloh AG	1,166	58,563
*	Wincor Nixdorf AG	800	111,711
*	Wirecard AG	7,951	51,595
	Wuerttembergische Lebensversicherung AG	687	33,746
	Wuerttembergische Metallwarenfabrik AG	596	15,860

TOTAL — GERMANY			37,498,305

GREECE — (1.0%)
COMMON STOCKS — (1.0%)
	Agricultural Bank of Greece S.A.	4,010	21,136
	Alpha Bank A.E.	34,072	904,717
*	Aspis Bank S.A.	4,750	22,729
*	Astir Palace Hotels S.A.	4,440	33,198
	Athens Medical Center S.A.	5,810	30,207
	Attica Holdings S.A.	8,510	39,180
	Babis Vovos International Construction S.A.	1,840	43,237
*	Bank of Attica S.A.	5,375	36,148
	Bank of Greece	1,580	188,527
	Blue Star Maritime S.A.	15,800	63,981
	C. Rokas S.A.	1,380	30,632
	Chipita International S.A.	6,980	35,389
	Coca-Cola Hellenic Bottling Co. S.A.	5,200	171,336
	Coca-Cola Hellenic Bottling Co. S.A. ADR	7,100	237,708
	Cosmote Mobile Telecommunications S.A.	3,040	70,668
	Delta Holdings S.A.	4,240	66,557
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	6,260	35,084
	EFG Eurobank Ergasias S.A.	15,788	477,324
	Egnatia Bank S.A.	9,300	67,898
*	Emporiki Bank of Greece S.A.	6,570	194,270
*	Ethniki General Insurance Co. S.A.	5,420	41,575
	Euromedica S.A.	4,440	35,265
*	Forthnet S.A. Issue 06	5,355	49,381
	Fourlis S.A.	2,840	42,057
	Frigoglass S.A.	2,270	41,322
	GEK Group of Cos S.A.	2,810	24,808
*	Geniki Bank	6,260	75,637
	Germanos S.A.	4,850	116,293
	Halkor S.A.	5,210	23,978
	Hellenic Petroleum S.A.	17,310	225,719
	Hellenic Technodomiki Tev S.A.	17,570	187,068
*	Hellenic Telecommunication Organization Co. S.A.	9,070	209,067
*	Hellenic Telecommunication Organization Co. S.A. ADR	25,500	293,250
	Heracles General Cement Co.	3,960	72,987
	Hyatt Regency S.A.	1,960	27,605

	Iaso S.A.	4,250	32,325
*	Intracom Holdings S.A.	8,300	51,373
	J&P-Avax S.A.	5,700	40,285
*	Lambrakis Press S.A.	7,150	24,976
	Lampsa Hotel Co.	2,200	26,756
*	Marfin Financial Group S.A.	4,440	149,454
*	Maritime Company of Lesvos S.A.	19,510	32,207
	Metka S.A.	2,710	25,856
	Michaniki S.A.	12,390	50,123
*	Minoan Lines S.A.	5,260	24,115
	Motor Oil (Hellas) Corinth Refineries S.A.	6,045	160,182
	Mytilineos Holdings S.A.	4,450	113,837
	National Bank of Greece	11,760	485,757
	National Bank of Greece S.A. ADR	22,600	188,032
	Neochimiki Lv Lavrentiadis S.A.	1,590	26,556
	Piraeus Bank S.A.	16,812	439,591
	Public Power Corp.	6,410	153,188
	S&B Industrial Minerals S.A.	2,620	29,766
	Sarantis S.A.	3,070	30,175
	Terna Tourist Technical & Maritime S.A.	2,060	27,386
	Titan Cement Co. S.A.	4,540	225,455
	Viohalco S.A.	17,030	181,033

TOTAL — GREECE			6,754,366

HONG KONG — (2.3%)
COMMON STOCKS — (2.3%)
	Allied Group, Ltd.	24,000	61,429
	Allied Properties, Ltd.	62,000	67,553
	Asia Financial Holdings, Ltd.	84,000	44,473
	Asia Satellite Telecommunications Holdings, Ltd. ADR	1,500	25,575
	ASM Pacific Technology, Ltd.	6,000	31,087
	Associated International Hotels, Ltd.	11,000	9,901
	Bank of East Asia, Ltd.	93,293	414,923
	Cafe de Coral Holdings, Ltd.	36,000	54,837
	Cathay Pacific Airways, Ltd.	95,000	177,184
	Champion Technology Holdings, Ltd.	175,101	28,785
	Chaoda Modern Agriculture (Holdings), Ltd.	210,000	106,091
	Chen Hsong Holdings, Ltd.	40,000	22,187
	Cheung Kong Holdings, Ltd.	71,000	783,686
	Cheung Kong Infrastructure Holdings, Ltd.	27,000	85,437
	Chevalier International Holdings, Ltd.	18,000	21,573
	China Gas Holdings, Ltd.	282,000	46,775
*	China Green (Holdings), Ltd.	72,000	31,634
*	China Insurance International Holdings Co., Ltd.	90,000	71,716
	China Mengniu Dairy Co., Ltd.	19,000	24,314
	China Merchants Holdings (International) Co., Ltd.	42,444	124,962
	China Netcom Group Corp. (Hong Kong), Ltd.	185,000	324,620
	China Oriental Group Co., Ltd.	408,000	83,886
	China Overseas Land & Investment, Ltd.	258,000	177,356
*	China Pharmaceutical Group, Ltd.	160,000	20,565
	China Power International Development, Ltd.	122,000	44,547
	China Resources Land, Ltd.	107,000	64,228
	China Resources Logic, Ltd.	278,000	25,704
	China Resources Power Holdings Co., Ltd.	120,000	106,291

	China Shineway Pharmaceutical Group, Ltd.	54,000	35,417
	China Travel International Investment Hong Kong, Ltd.	350,000	85,414
	China Unicom, Ltd.	88,000	78,878
	China Unicom, Ltd. ADR	20,000	179,800
*	CITIC 21CN Co., Ltd.	154,000	18,197
#	CITIC International Financial Holdings, Ltd.	135,000	70,069
	Citic Pacific, Ltd.	83,000	264,744
*	CITIC Resources Holdings, Ltd.	226,000	43,555
*	Clear Media, Ltd.	24,000	27,231
	CLP Holdings, Ltd.	24,500	154,925
	CNOOC, Ltd.	98,000	85,455
*	CNOOC, Ltd. ADR	400	34,868
	CNPC (Hong Kong), Ltd.	300,000	172,012
	COFCO International, Ltd.	82,000	55,145
	Comba Telecom Systems Holdings, Ltd.	228,000	67,959
	Dah Sing Banking Group, Ltd.	50,800	106,445
	Dah Sing Financial Holdings, Ltd.	12,800	109,802
	Dickson Concepts International, Ltd.	19,500	20,709
#	EganaGoldpfeil Holdings, Ltd.	118,000	53,849
	Emperor Entertainment Hotel, Ltd.	85,000	19,775
	Emperor International Holdings, Ltd.	114,000	25,927
	Enerchina Holdings, Ltd.	69,000	3,902
	Esprit Holdings, Ltd.	18,500	153,606
*	eSun Holdings, Ltd.	26,000	23,703
	Far East Consortium International, Ltd.	161,654	68,343
	First Pacific Co., Ltd.	108,000	48,550
	Fong’s Industries Co., Ltd.	64,000	42,282
	Fountain Set Holdings, Ltd.	62,000	15,626
*	Foxconn International Holdings, Ltd.	35,000	92,411
	Fu JI Food & Catering Services	19,000	29,776
*	Fushan International Energy Group, Ltd.	118,000	19,503
*	Galaxy Entertainment Group, Ltd.	36,000	32,098
	Giordano International, Ltd.	206,000	116,722
	Global Bio-Chem Technology Group Co., Ltd.	160,000	53,283
	Glorious Sun Enterprises, Ltd.	86,000	41,434
	GOME Electrical Appliances Holdings, Ltd.	40,000	30,715
	Grande Holdings, Ltd.	54,000	18,050
	Great Eagle Holdings, Ltd.	38,000	125,480
	Guangzhou Investment Co., Ltd.	578,000	107,769
	GZI Transport, Ltd.	82,000	36,270
	Hang Lung Group, Ltd.	118,000	319,297
	Hang Seng Bank, Ltd.	7,600	96,187
	Henderson Investment, Ltd.	50,000	90,092
	Henderson Land Development Co., Ltd.	61,000	344,458
	Hengan International Group Co., Ltd.	30,000	56,383
	HKR International, Ltd.	109,333	54,922
	Hong Kong and China Gas Co., Ltd.	38,000	88,215
	Hong Kong and Shanghai Hotels, Ltd.	104,500	126,502
	Hong Kong Electric Holdings, Ltd.	28,000	133,878
	Hong Kong Ferry (Holdings) Co., Ltd.	16,000	17,771
	Hopewell Highway Infrastructure, Ltd.	106,500	80,193
	Hopewell Holdings, Ltd.	93,000	265,432
	Hopson Development Holdings, Ltd.	32,000	70,111
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	132,000	24,905
	Hung Hing Printing Group, Ltd.	24,524	14,369

	Hutchison Harbour Ring, Ltd.	212,000	15,261
*	Hutchison Telecommunications International, Ltd.	47,000	82,733
	Hutchison Whampoa, Ltd.	105,000	952,506
	Hysan Development Co., Ltd.	55,000	149,159
	I-Cable Communications, Ltd.	85,000	16,242
	Industrial & Commercial Bank of China (Asia), Ltd.	70,000	116,602
	Johnson Electric Holdings, Ltd.	107,000	79,744
	K Wah International Holdings, Ltd.	192,400	62,562
#	Kerry Properties, Ltd.	71,500	268,327
	Kingboard Chemical Holdings, Ltd.	40,000	129,095
	Kingway Brewery Holdings, Ltd.	46,000	18,221
	Kowloon Development Co., Ltd.	50,000	94,989
*	Lai Sun Development Co., Ltd.	393,000	17,670
	Lee & Man Paper Manufacturing, Ltd.	22,000	37,095
#	Lenova Group, Ltd.	266,000	111,250
	Li & Fung, Ltd.	45,600	108,411
	Li Ning Co., Ltd.	22,000	24,060
	Lifestyle International Holdings, Ltd.	30,000	55,470
	Liu Chong Hing Bank, Ltd.	38,000	82,587
	Liu Chong Hing Investment, Ltd.	16,000	18,704
	Lung Kee (Bermuda) Holdings, Ltd.	28,000	12,795
	Macau Success, Ltd.	260,000	28,060
	Melco International Development, Ltd.	28,000	67,428
	Midland Holdings, Ltd.	38,000	16,875
*	Mingyuan Medicare Development Co., Ltd.	370,000	32,348
*	Minmetals Resources, Ltd.	64,000	18,358
	Miramar Hotel & Investment Co., Ltd.	15,000	20,057
	MTR Corp., Ltd.	40,121	102,537
*	Nan Hai Corp., Ltd.	5,150,000	31,120
	Neo-China Group (Holdings), Ltd.	150,000	12,342
#	New World China Land, Ltd.	112,000	44,318
	New World Development Co., Ltd.	227,222	407,298
	Next Media, Ltd.	74,000	40,869
	Norstar Founders Group, Ltd.	48,000	16,595
#	NWS Holdings Ltd.	105,008	213,163
	Oriental Press Group, Ltd.	94,000	16,912
#	Pacific Andes International Holdings, Ltd.	86,000	16,813
	Pacific Basin Shipping, Ltd.	126,000	68,015
	Pacific Century Premium Developments, Ltd.	175,000	48,769
	Paul Y. ITC Construction Holdings, Ltd.	142,000	39,985
	Peace Mark Holdings, Ltd.	100,000	61,039
	Pico Far East Holdings, Ltd.	190,000	40,283
	Playmates Holdings, Ltd.	194,000	20,220
	Ports Design, Ltd.	14,500	22,424
	Prime Success International Group, Ltd.	34,000	18,720
	Public Financial Holdings, Ltd.	24,000	18,564
	Regal Hotels International Holdings, Ltd.	502,000	39,970
	Road King Infrastructure, Ltd.	34,000	39,705
	SCMP Group, Ltd.	108,000	40,278
	Shanghai Industrial Holdings, Ltd.	73,000	142,428
	Shanghai Real Estates, Ltd.	172,000	37,361
	Shangri-La Asia, Ltd.	96,000	190,202
	Shenzhen International Holdings, Ltd.	975,000	45,056
	Shougang Concord International Enterprises Co., Ltd.	374,000	25,926
	Shui On Construction & Materials, Ltd.	26,000	44,990

	Shun Tak Holdings, Ltd.	60,000	72,875
	Silver Grant International Industries, Ltd.	186,000	48,522
	Singamas Container Holdings, Ltd.	26,000	13,317
	Sino Biopharmaceutical, Ltd.	36,000	6,480
#	Sino Land Co., Ltd.	89,163	150,274
	Sinochem Hong Kong Holdings, Ltd.	194,000	71,029
*	Sino-i Technology, Ltd.	1,390,000	18,929
	Sinolink Worldwide Holdings, Ltd.	138,000	25,681
	Solomon Systech International, Ltd.	188,000	39,787
	Sun Hung Kai & Co., Ltd.	39,000	34,557
	Sun Hung Kai Properties, Ltd.	68,000	740,947
	Symphony Holdings, Ltd.	234,000	29,752
	Tai Cheung Holdings, Ltd.	49,000	24,258
*	TCL Multimedia Technology Holdings, Ltd.	132,000	10,005
	Techtronic Industries Co., Ltd.	43,500	64,083
	Television Broadcasts, Ltd.	9,000	51,083
	Texwinca Holdings, Ltd.	54,000	35,304
*	Tian An China Investments Co., Ltd.	55,000	31,828
	Tianjin Development Holdings, Ltd.	58,000	36,771
	Tingyi (Cayman Islands) Holding Corp.	80,000	48,957
	Titan Petrochemicals Group, Ltd.	440,000	29,405
	Top Form International, Ltd.	178,000	32,274
	Transport International Holdings, Ltd.	10,800	54,643
	Truly International Holdings, Ltd.	16,000	19,922
	Varitronix International, Ltd.	42,000	25,364
	Victory City International Holdings, Ltd.	122,000	38,832
	Vision Grande Groupe Holdings, Ltd.	36,000	27,977
	Vitasoy International Holdings, Ltd.	86,000	35,703
	Vtech Holdings, Ltd.	7,000	34,154
	Wharf Holdings, Ltd.	103,000	347,811
	Wheelock and Co., Ltd.	121,000	199,846
	Wheelock Properties, Ltd.	170,000	130,457
	Wing Hang Bank, Ltd.	13,000	124,889
	Wing Lung Bank, Ltd.	14,600	139,618
	Wing On Co. International, Ltd.	27,000	44,702
	Yue Yuen Industrial (Holdings), Ltd.	42,000	121,500
TOTAL COMMON STOCKS			15,077,780

RIGHTS/WARRANTS — (0.0%)
*	China Overseas Land & Investment, Ltd. Warrant 07/17/07	23,750	3,481
*	Playmates Holdings, Ltd. Warrants 05/25/07	38,800	384
TOTAL RIGHTS/WARRANTS			3,865

TOTAL — HONG KONG			15,081,645

IRELAND — (1.2%)
COMMON STOCKS — (1.2%)
	Abbey P.L.C.	2,280	26,133
	Allied Irish Banks P.L.C. ADR	26,100	1,370,772
	Anglo Irish Bank Corp. P.L.C.	18,856	311,706
	Bank of Ireland P.L.C.	30,005	568,333
	Bank of Ireland P.L.C. Sponsored ADR	8,500	654,585
*	Blackrock International Land P.L.C.	9,347	4,670
*	C&C Group P.L.C.	13,718	153,328

	CRH P.L.C.	31,908	1,105,311
	CRH P.L.C. Sponsored ADR	7,300	254,040
	DCC P.L.C.	9,161	229,992
*	Dragon Oil P.L.C.	46,859	153,501
*	Elan Corp. P.L.C.	11,725	194,938
*	Elan Corp. P.L.C. ADR	6,800	112,404
	FBD Holdings P.L.C.	4,034	201,136
	Fyffes P.L.C.	9,347	19,613
	Glanbia P.L.C.	43,959	134,346
	Greencore Group P.L.C.	21,345	112,009
*	Horizon Technology Group P.L.C.	10,347	11,799
	IAWS Group P.L.C.	10,944	221,405
	IFG Group P.L.C.	12,005	31,692
	Independent News & Media P.L.C.	29,499	94,555
	Irish Continental Group P.L.C.	2,916	40,327
	Irish Life & Permanent P.L.C.	40,603	1,045,105
*	Kenmare Resources P.L.C.	45,570	35,047
	Kerry Group P.L.C.	12,017	267,941
	Kingspan Group P.L.C.	10,619	190,185
	McInerney Holdings P.L.C.	2,912	44,775
	Paddy Power P.L.C.	2,201	40,226
	Readymix P.L.C.	8,287	25,803
	United Drug P.L.C.	22,455	104,501

TOTAL — IRELAND			7,760,178

ITALY — (3.0%)
COMMON STOCKS — (3.0%)
	ACEA SpA	5,015	85,022
# *	Actelios SpA	5,983	70,839
	Aedes SpA	9,253	59,276
	AEM SpA	44,296	116,045
	Aem Torino SpA	9,569	26,889
# *	Alitalia SpA	3,189	3,895
	Alleanza Assicurazioni SpA	6,399	77,531
	Amplifon SpA	7,580	68,273
#	ASM SpA	20,318	86,534
	Assicurazioni Generali SpA, Trieste	13,364	503,419
	Astaldi SpA	8,431	55,909
	Autogrill SpA, Novara	4,069	61,659
	Autostrade SpA	5,858	166,005
*	Azimut Holding SpA	3,000	33,415
	Banca CR Firenze	96,702	309,868
	Banca Fideuram SpA	13,315	85,431
#	Banca Finnat Euramerica SpA	18,038	23,518
	Banca Intermobiliare SpA	10,740	117,375
	Banca Intesa SpA	166,758	1,116,188
*	Banca Italease	2,000	95,712
	Banca Monte Dei Paschi di Siena SpA	82,361	500,984
	Banca Popolare di Milano Scarl	52,659	733,923
	Banca Popolare d’Etruria e del Lazio Scrl	6,798	142,404
# *	Banca Popolare Italiana	71,537	903,385
	Banca Profilo SpA	12,834	40,762
	Banche Popolari Unite Scpa	25,746	726,990
	Banco di Desio e della Brianza SpA	7,641	67,547

#	Banco Piccolo Valellinese Scarl SpA	6,894	103,651
	Banco Popolare di Verona e Novara SpA	22,665	673,563
	Benetton Group SpA	4,521	67,656
	Benetton Group SpA Sponsored ADR	2,400	71,904
	Biesse SpA	3,460	52,451
	Bipielle Investimenti SpA	21,928	329,310
	Brembo SpA	3,347	35,918
	Bulgari SpA	7,050	88,387
	Buzzi Unicem SpA	10,098	226,736
	Caltagirone Editore SpA	6,138	53,179
	Caltagirone SpA	7,532	82,060
	Capitalia SpA	102,703	895,849
	Cementir SpA	8,046	62,014
	CIR SpA (Cie Industriale Riunite), Torino	48,904	143,521
	Class Editore SpA	13,119	22,862
	Compagnia Assicuratrice Unipol SpA	109,577	377,881
	Credito Artigiano SpA	9,721	42,527
	Credito Bergamasco SpA	5,016	186,038
	Credito Emiliano SpA	20,908	300,099
	Cremonini SpA	5,288	14,918
	Danieli & Co. SpA	4,011	40,859
	Davide Campari - Milano SpA	13,696	133,109
	De Longhi SpA	9,010	32,831
*	Digital Multimedia Technologies SpA	1,000	55,184
*	Ducati Motor Holding SpA	42,910	36,898
	Emak SpA	5,067	30,374
	Enel SpA	19,879	177,465
	Enel SpA Sponsored ADR	6,000	268,680
	Eni SpA	2,426	74,178
	Eni SpA Sponsored ADR	15,150	926,574
	ERG SpA	3,303	72,746
	Ergo Previdenza SpA	6,218	36,693
	Esprinet SpA	2,155	36,789
# *	Fastweb	6,868	267,286
# *	Fiat SpA	39,270	562,889
*	Fiat SpA Sponsored ADR	7,200	103,608
#	Fondiaria - Sai SpA	9,631	407,637
*	Gemina SpA	28,392	98,430
*	Geox SpA	8,000	102,419
	Gewiss SpA	8,038	61,966
	Granitifiandre SpA	4,023	40,284
	Gruppo Editoriale L’Espresso SpA	12,908	68,656
	Hera SpA	28,827	97,841
*	Immobiliare Lombardia SpA	153,261	37,871
	Immsi SpA	18,651	47,765
*	Impregilo SpA	16,246	60,063
	Indesit Co. SpA	3,161	36,797
	Industria Macchine Automatique SpA	2,112	30,316
	Intek SpA	29,947	24,774
	Interpump Group SpA	3,715	32,324
#	Italcementi SpA	9,334	230,221
	Italmobiliare SpA	891	78,316
*	Juventus Footbal Club SpA	9,314	23,125
	Lottomatica SpA	2,000	77,381
	Luxottica Group SpA	1,585	45,895

	Luxottica Group SpA Sponsored ADR	1,500	43,455
	Mariella Burani SpA	1,823	44,470
*	Marr SpA	4,000	32,440
	Marzotto SpA	6,390	30,267
	Mediaset SpA	21,504	248,375
	Mediolanum SpA	12,332	88,814
	Meliorbanca SpA	9,398	46,112
	Milano Assicurazioni SpA	21,289	154,841
	Mirato SpA	1,421	16,239
	Mondadori (Arnoldo) Editore SpA	8,647	83,754
	Navigazione Montanari SpA	7,437	34,301
	Permasteelisa SpA	1,921	33,510
*	Pininfarina SpA	795	25,582
	Pirelli & C.Real Estate SpA	740	42,964
	Premafin Finanziaria SpA	28,500	85,852
	Premuda SpA	12,844	25,993
	Recordati SpA	7,385	53,827
	Risanamento Napoli SpA	6,930	53,703
	Sabaf SpA	1,075	30,440
	SAES Getters SpA	1,051	32,526
	Saipem SpA	5,158	115,683
	SanPaolo IMI SpA	21,138	443,054
	SanPaolo IMI SpA Sponsored ADR	13,500	565,920
	Seat Pagine Gialle SpA	201,983	94,292
	Snam Rete Gas SpA	24,510	114,781
*	Societa Partecipazioni Finanziarie SpA	31,924	31,678
#	Societe Cattolica di Assicurazoni Scarl SpA	3,977	238,420
	Sogefi SpA	10,338	71,739
	Sol SpA	7,227	42,585
*	Sorin SpA	13,250	25,211
#	Telecom Italia Media SpA	175,932	85,546
	Telecom Italia SpA	17,080	47,291
*	Telecom Italia SpA Sponsored ADR	11,500	319,470
*	Terna SpA	113,000	321,722
# *	Tiscali SpA	14,790	43,295
	Tod’s SpA	1,248	103,693
	Trevi Finanziaria SpA	4,872	39,140
	UniCredito Italiano SpA	70,495	561,764
	Valentino Fashion Group SpA	2,670	87,862
	Vianini Lavori SpA	3,453	42,159
	Vittoria Assicurazioni SpA	1,943	26,532
TOTAL COMMON STOCKS			19,196,868

RIGHTS/WARRANTS — (0.0%)
*	Autostrade SpA Rights 09/08/06	5,858	0
*	Banca Popolare Italiana Rights 08/04/06	39	23
TOTAL RIGHTS/WARRANTS			23

TOTAL — ITALY			19,196,891

JAPAN — (22.4%)
COMMON STOCKS — (22.4%)
*	A&A Material Corp.	12,000	19,423
	ABILIT Corp.	2,700	14,847

	Achilles Corp.	17,000	32,919
	Adeka Corp.	10,000	106,539
#	Aderans Co., Ltd.	3,300	85,308
#	Advan Co., Ltd.	3,900	48,863
	Advantest Corp.	1,000	95,857
*	Advantest Corp. ADR	1,200	28,980
	AEON Co., Ltd.	7,800	195,696
	Aeon Fantasy Co., Ltd.	500	19,963
	Aeon Mall Co., Ltd.	1,600	80,130
	Ahresty Corp.	1,100	31,446
	Aica Kogyo Co., Ltd.	5,000	67,032
	Aichi Corp.	4,600	43,214
	Aichi Machine Industry Co., Ltd.	8,000	22,593
	Aichi Steel Corp.	16,000	121,031
	Aigan Co., Ltd.	3,900	30,286
	Aioi Insurance Co., Ltd.	39,000	272,087
	Aiphone Co., Ltd.	2,300	39,106
	Air Water, Inc.	11,000	108,244
	Airport Facilities Co., Ltd.	6,000	39,372
	Aisan Industry Co., Ltd.	7,000	66,035
	Aisin Seiki Co., Ltd.	11,800	356,637
	Ajinomoto Co., Inc.	34,000	367,963
	Akebono Brake Industry Co., Ltd.	5,000	41,835
	Akindo Sushiro Co., Ltd.	1,000	28,239
	Alfresa Holdings Corp.	1,900	127,700
	All Nippon Airways Co., Ltd.	8,000	31,217
#	Aloka Co., Ltd.	4,000	39,095
	Alpha Corp.	1,000	34,655
	Alpha Systems, Inc.	1,300	36,151
	Alpine Electronics, Inc.	5,100	70,524
	Alps Electric Co., Ltd.	25,000	279,280
#	Alps Logistics Co., Ltd.	2,000	37,445
	Amada Co., Ltd.	36,000	374,703
#	Amano Corp.	8,000	110,857
	Ando Corp.	9,000	20,442
	Anest Iwata Corp.	6,000	30,300
#	Anritsu Corp.	16,000	81,486
	AOC Holdings, Inc.	4,400	83,486
	AOKI Holdings, Inc.	2,000	35,513
	Aoyama Trading Co., Ltd.	8,100	262,252
	Arakawa Chemical Industries, Ltd.	2,800	30,172
#	Ariake Japan Co., Ltd.	2,300	48,687
	Arisawa Manufacturing Co., Ltd.	2,700	40,774
# *	ART Corp.	1,000	29,921
	As One Corp.	1,600	39,687
	Asahi Breweries, Ltd.	20,300	297,512
	Asahi Diamond Industrial Co., Ltd.	7,000	55,899
	Asahi Glass Co., Ltd.	11,000	143,834
	Asahi Kasei Corp.	76,000	500,457
	Asahi Organic Chemicals Industry Co., Ltd.	10,000	39,420
#	Asahi Pretec Corp.	1,600	60,161
	Asahi Soft Drinks Co., Ltd.	3,000	41,880
	Asatsu-Dk, Inc.	5,000	161,229
	Asia Securities Printing Co., Ltd.	4,000	39,799
	Asics Corp.	5,000	62,234

	ASKA Pharmaceutical Co., Ltd.	3,000	26,215
	Astellas Pharma, Inc.	17,700	716,099
#	Asunaro Aoki Construction Co., Ltd.	4,000	28,465
	Atsugi Co., Ltd.	20,000	28,503
	Autobacs Seven Co., Ltd.	3,500	144,247
	Avex Group Holdings, Inc.	600	13,122
	Bando Chemical Industries, Ltd.	15,000	66,332
*	Bank of the Ryukyus, Ltd.	3,900	91,182
	Bank of Yokohama, Ltd.	72,000	566,361
#	Belluna Co., Ltd.	1,900	32,877
	Benesse Corp.	5,200	193,095
	Best Denki Co., Ltd.	8,000	42,940
	Bookoff Corp.	1,000	20,157
	Bosch Corp.	18,000	91,845
	Bridgestone Corp.	21,000	445,197
	Brother Industries, Ltd.	32,000	363,990
#	BSL Corp.	24,000	25,799
	Bull-Dog Sauce Co., Ltd.	3,000	34,479
	Bunka Shutter Co., Ltd.	7,000	41,688
	CAC Corp.	2,200	21,211
	Calpis Co., Ltd.	6,000	45,684
	Calsonic Kansei Corp.	22,000	130,181
	Canon Electronics, Inc.	1,000	34,099
	Canon Finetech, Inc.	4,000	68,158
	Canon Marketing Japan, Inc.	10,000	236,656
	Canon, Inc. ADR	7,950	394,956
#	Capcom Co., Ltd.	5,800	83,931
	Casio Computer Co., Ltd.	4,000	76,528
	Cawachi, Ltd.	2,100	70,025
	Central Finance Co., Ltd.	9,000	55,658
	Central Glass Co., Ltd.	25,000	139,040
	Central Japan Railway Co.	18	194,451
	Century Leasing System, Inc.	5,500	72,508
	CFS Corp.	4,500	25,287
	Chino Corp.	8,000	26,763
	Chiyoda Co., Ltd.	4,000	95,208
	Chiyoda Corp.	5,000	109,056
	Chubu Electric Power Co., Ltd.	7,400	200,262
	Chudenko Corp.	2,600	39,796
	Chuetsu Pulp and Paper Co., Ltd.	10,000	22,615
# *	Chugai Mining Co., Ltd.	20,600	15,836
	Chugai Pharmaceutical Co., Ltd.	3,700	81,818
	Chugai Ro Co., Ltd.	8,000	26,191
#	Chugoku Marine Paints, Ltd.	7,000	38,919
	Chuo Spring Co., Ltd., Nagoya	7,000	35,540
#	Circle K Sunkus Co., Ltd.	5,000	100,954
	Citizen Watch Co., Ltd.	49,000	403,921
#	CKD Corp.	2,000	26,634
	Clarion Co., Ltd.	20,000	31,199
	Cleanup Corp.	4,000	32,350
	CMK Corp.	4,700	51,236
	Coca-Cola Central Japan Co., Ltd.	11	87,899
	Coca-Cola West Japan Co., Ltd.	5,602	108,928
# *	Columbia Music Entertainment, Inc.	23,000	22,591
	Commuture Corp.	7,000	60,104

	Computer Engineering & Consulting, Ltd.	2,800	34,986
	Comsys Holdings Corp.	17,000	198,476
	Corona Corp.	3,800	67,656
	Cosel Co., Ltd.	1,600	28,294
	Cosmo Oil Co., Ltd.	77,000	337,567
#	Cosmo Securities Co., Ltd.	14,000	25,943
	Credit Saison Co., Ltd.	3,400	152,573
	CSK Holdings Corp.	3,500	149,734
#	Culture Convenience Club Co., Ltd.	3,600	40,410
	Cybozu, Inc.	20	18,814
#	D&M Holdings, Inc.	2,000	6,124
	Dai Nippon Printing Co., Ltd.	42,000	624,030
	Dai Nippon Screen Mfg. Co., Ltd.	26,000	217,900
	Dai Nippon Sumitomo Pharma Co., Ltd.	10,000	118,262
	Daibiru Corp.	6,000	60,772
	Daicel Chemical Industries, Ltd.	33,000	248,909
	Dai-Dan Co., Ltd.	4,000	22,702
	Daido Steel Co., Ltd.	24,000	183,414
#	Daidoh, Ltd.	3,000	47,019
	Daifuku Co., Ltd.	4,000	50,148
	Daihatsu Motor Co., Ltd.	37,000	347,484
	Daihen Corp.	13,000	65,357
#	Daiho Corp.	10,000	23,859
	Dai-Ichi Jitsugyo Co., Ltd.	7,000	34,201
#	Daiken Corp.	10,000	35,475
#	Daiki Co., Ltd.	2,200	24,320
	Daikin Industries, Ltd.	4,000	122,105
#	Daiko Clearing Services Corp.	2,000	31,228
	Daikoku Denki Co., Ltd.	1,000	27,871
*	Daikyo, Inc.	7,000	35,810
#	Daimaru, Inc.	5,000	61,418
	Daimei Telecom Engineering Corp.	4,000	44,930
#	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	8,000	43,562
	Dainippon Ink & Chemicals, Inc.	76,000	281,592
#	Daio Paper Corp.	10,000	93,152
#	Daiseki Co., Ltd.	800	18,185
	Daiso Co., Ltd.	11,000	34,845
	Daisyo Corp.	2,500	36,024
	Daito Trust Construction Co., Ltd.	1,700	88,036
	Daiwa House Industry Co., Ltd.	28,000	454,575
	Daiwa Securities Co., Ltd.	19,000	224,895
#	Daiwabo Co., Ltd.	17,000	64,622
	Daiwabo Information System Co., Ltd.	1,500	20,758
	Denki Kagaku Kogyo KK	60,000	229,267
	Denki Kogyo Co., Ltd.	9,000	80,870
	Denso Corp.	17,800	617,323
	Dentsu, Inc.	110	318,382
	Denyo Co., Ltd.	2,000	24,350
	Descente, Ltd.	6,000	26,568
#	Diamond City Co., Ltd.	900	42,934
	Disco Corp.	700	40,307
	Dodwell B.M.S., Ltd.	4,700	29,403
	Don Quijote Co., Ltd.	3,000	61,051
#	Doshisha Co., Ltd.	2,900	52,031
	Doutor Coffee Co., Ltd.	4,600	82,245

	Dowa Mining Co., Ltd.	10,000	90,620
	DTS Corp.	1,100	38,452
	DyDo Drinco, Inc.	1,900	71,928
	Eagle Industry Co., Ltd.	4,000	35,920
	East Japan Railway Co.	30	221,060
	Ebara Corp.	57,000	227,360
	Edion Corp.	8,900	157,706
	Eiken Chemical Co., Ltd.	3,000	31,077
	Eisai Co., Ltd.	2,500	118,734
	Eizo Nanao Corp.	1,700	46,964
*	Electric Power Development Co., Ltd.	4,000	148,927
#	Eneserve Corp.	1,700	10,672
	Enplas Corp.	2,300	39,144
	ESPEC Corp.	3,000	41,639
	Exedy Corp.	2,800	78,051
	Ezaki Glico Co., Ltd.	15,000	144,518
#	FamilyMart Co., Ltd.	7,600	214,382
	Fancl Corp.	6,800	97,465
	Fanuc, Ltd.	1,500	118,492
#	Fast Retailing Co., Ltd.	900	83,685
# *	FDK Corp.	12,000	20,276
	Foster Electric Co., Ltd.	2,000	31,105
	FP Corp.	2,500	81,446
#	France Bed Holdings Co., Ltd.	22,000	47,105
	Fuji Co., Ltd.	4,300	68,525
	Fuji Electric Holdings Co., Ltd.	67,000	338,584
	Fuji Heavy Industries, Ltd.	45,000	259,460
#	Fuji Kyuko Co., Ltd.	4,000	21,075
	Fuji Oil Co., Ltd.	9,900	91,001
	Fuji Photo Film Co., Ltd.	18,000	657,546
	Fuji Soft, Inc.	3,900	114,460
*	Fujibo Holdings, Inc.	16,000	37,466
	Fujicco Co., Ltd.	3,600	40,711
	Fujikura Kasei Co., Ltd.	2,000	17,806
	Fujikura, Ltd.	23,000	270,542
#	Fujita Corp.	3,700	16,636
	Fujitec Co., Ltd.	7,000	44,240
	Fujitsu Business Systems, Ltd.	2,600	41,595
	Fujitsu Devices, Inc.	2,000	26,378
	Fujitsu Fronttec, Ltd.	1,500	12,892
# *	Fujitsu General, Ltd.	13,000	32,689
	Fujitsu, Ltd.	63,000	502,859
# *	Fujiya Co., Ltd.	17,000	31,336
	Fukuda Corp.	5,000	19,910
#	Fukushima Bank, Ltd.	29,000	43,185
#	Fukuyama Transporting Co., Ltd.	25,000	83,726
*	Funai Consulting, Co., Ltd.	3,000	19,390
	Funai Electric Co., Ltd.	3,200	303,730
	Furukawa Co., Ltd.	28,000	67,628
	Furusato Industries, Ltd.	2,000	32,008
	Fuso Pharmaceutical Industries, Ltd.	9,000	28,876
	Futaba Corp.	4,600	121,230
#	Futaba Industrial Co., Ltd.	7,800	171,057
	Fuyo General Lease Co., Ltd.	3,000	90,957
	Gakken Co., Ltd.	10,000	24,194

	Gigas K’s Denki Corp.	4,300	106,430
	Glory, Ltd.	9,700	179,665
#	GMO Internet, Inc.	2,500	26,936
	Godo Steel, Ltd.	15,000	85,221
#	Goldcrest Co., Ltd.	1,000	54,902
*	Goldwin, Inc.	8,000	22,347
# *	GS Yuasa Corp.	39,000	90,984
*	GSI Creos Corp.	12,000	19,894
#	Gulliver International Co., Ltd.	330	26,696
	Gun-Ei Chemical Industry Co., Ltd.	9,000	27,093
	Gunze, Ltd.	26,000	152,053
	Hagoromo Foods Corp.	3,000	31,120
	Hakuto Co., Ltd.	3,400	48,530
	Hamamatsu Photonics K.K.	2,300	72,639
#	Hankyu Department Stores, Inc.	22,000	174,417
#	Hankyu Holdings, Inc.	66,000	352,592
	Hanwa Co., Ltd.	26,000	98,734
	Happinet Corp.	1,100	22,506
	Harashin Narus Holdings Co., Ltd.	2,500	32,561
	Haruyama Trading Co., Ltd.	2,400	33,028
# *	Haseko Corp.	39,500	140,697
	Hazama Corp.	15,900	29,440
#	Heiwa Corp.	5,500	74,874
	Heiwado Co., Ltd.	6,000	109,878
	Hibiya Engineering, Ltd.	4,000	36,504
	Higashi-Nippon Bank, Ltd.	22,000	100,730
	Hikari Tsushin, Inc.	1,200	65,973
	Hino Motors, Ltd.	35,000	188,163
	Hirose Electric Co., Ltd.	500	64,522
	HIS Co., Ltd.	2,300	59,869
	Hisamitsu Pharmaceutical Co., Inc.	3,000	84,201
	Hitachi Cable, Ltd.	26,000	124,168
	Hitachi Chemical Co., Ltd.	1,400	33,732
	Hitachi Construction Machinery Co., Ltd.	2,000	43,835
	Hitachi High-Technologies Corp.	8,700	228,761
	Hitachi Information Systems, Ltd.	3,200	67,046
	Hitachi Koki Co., Ltd.	8,000	108,683
	Hitachi Kokusai Electric, Inc.	10,000	111,700
	Hitachi Maxell, Ltd.	7,000	87,570
	Hitachi Medical Corp.	4,000	44,543
	Hitachi Metals, Ltd.	9,000	89,221
#	Hitachi Plant Technologies, Ltd.	18,000	102,597
#	Hitachi Software Engineering Co., Ltd.	3,400	60,628
	Hitachi Systems & Services, Ltd.	3,000	62,761
	Hitachi Tool Engineering, Ltd.	1,000	17,287
	Hitachi Transport System, Ltd.	10,000	98,627
*	Hitachi Zosen Corp.	67,000	74,322
	Hitachi, Ltd.	4,000	25,317
	Hitachi, Ltd. ADR	14,600	924,764
	Hochiki Corp.	5,000	27,844
	Hodogaya Chemical Co., Ltd.	7,000	24,143
	Hogy Medical Co., Ltd.	1,400	62,955
	Hokkaido Electric Power Co., Inc.	3,700	91,298
	Hokkoku Bank, Ltd.	38,000	169,031
#	Hokuetsu Paper Mills, Ltd.	13,000	80,188

	Hokuhoku Financial Group, Inc.	37,000	145,037
	Hokuriku Electric Power Co., Inc.	4,700	99,031
	Hokuto Corp.	3,100	51,463
#	Homac Corp.	3,600	54,748
	Honda Motor Co., Ltd.	16,700	565,126
	Honda Motor Co., Ltd. ADR	71,900	2,435,972
	Horiba, Ltd.	1,000	29,887
	Horipro, Inc.	2,000	20,658
	Hosiden Corp.	9,500	98,869
#	Hosokawa Micron Corp.	4,000	30,214
	House Foods Corp.	9,700	157,994
	Hoya Corp.	2,100	76,020
	Ibiden Co., Ltd.	2,500	127,470
	IBJ Leasing Co., Ltd.	4,000	99,191
	Ichiyoshi Securities Co., Ltd.	2,000	29,740
	Icom, Inc.	1,900	53,329
#	Idec Corp.	3,500	56,366
	Ihara Chemical Industry Co., Ltd.	7,000	23,205
	Iino Kaiun Kaisha, Ltd.	9,000	81,531
	Impact 21 Co., Ltd.	1,600	29,313
#	Impress Holdings, Inc.	43	15,290
	Inaba Denki Sangyo Co., Ltd.	2,700	85,591
	Inaba Seisakusho Co., Ltd.	1,500	23,436
	Inabata and Co., Ltd.	8,000	61,409
#	Inageya Co., Ltd.	5,000	36,360
# *	Ines Corp.	7,000	48,414
	Information Services International-Dentsu, Ltd.	2,700	28,274
*	INPEX Holdings, Inc.	12	114,366
#	Intec, Inc.	6,000	78,343
#	Invoice, Inc.	1,390	47,802
	ISE Chemicals Corp.	3,000	28,974
#	Iseki & Co., Ltd.	27,000	82,160
	Isetan Co., Ltd.	13,200	221,847
*	Ishihara Sangyo Kaisha, Ltd.	35,000	51,705
#	Ishii Hyoki Co., Ltd.	800	18,933
	Ishikawajima-Harima Heavy Industries Co., Ltd.	67,000	194,031
#	Isuzu Motors, Ltd.	50,000	161,486
	ITO EN, Ltd.	1,900	63,131
	Itochu Corp.	11,000	91,861
	Itochu Enex Co., Ltd.	7,300	46,513
	Itochu Shokuh Co., Ltd.	1,800	65,125
#	Itochu Techno-Science Corp.	2,000	96,288
#	Itoham Foods, Inc.	19,000	73,558
	Itoki Crebio Corp.	5,000	58,554
	Iwasaki Electric Co., Ltd.	8,000	20,184
#	Iwatani International Corp.	24,000	71,225
*	Iwatsu Electric Co., Ltd.	17,000	30,872
	Izumi Co., Ltd.	1,200	44,325
	Izumiya Co., Ltd.	7,000	50,566
# *	Izutsuya Co., Ltd.	24,000	28,899
# *	J Bridge Corp.	2,600	8,554
#	Jamco Corp.	2,000	20,922
*	Janome Sewing Machine Co., Ltd.	10,000	16,850
*	Japan Airlines System Corp.	12,000	22,772
	Japan Airport Terminal Co., Ltd.	7,000	85,532

	Japan Aviation Electronics Industry, Ltd.	3,000	41,977
#	Japan Cash Machine Co., Ltd.	3,900	61,560
	Japan Digital Laboratory Co., Ltd.	2,400	35,548
	Japan Maintenance Co., Ltd.	1,300	27,996
#	Japan Medical Dynamic Marketing, Inc.	2,600	15,501
	Japan Petroleum Exploration Co., Ltd.	3,000	196,375
#	Japan Pulp and Paper Co., Ltd.	10,000	39,704
# *	Japan Radio Co., Ltd.	9,000	23,475
#	Japan Transcity Corp.	6,000	29,242
	Japan Vilene Co., Ltd.	8,000	48,787
	Jastec Co., Ltd.	3,000	30,110
#	Jeol, Ltd.	7,000	46,188
	JFE Holdings, Inc.	10,100	409,744
	JFE Shoji Holdings, Inc.	18,000	80,114
	JGC Corp.	3,000	53,611
*	Joban Kosan Co., Ltd.	13,000	21,644
#	J-Oil Mills, Inc.	11,000	48,186
	Joint Corp.	500	15,606
#	Joshin Denki Co., Ltd.	5,000	32,552
	JS Group Corp.	21,000	439,110
	JSAT Corp.	14	33,964
	JSP Corp.	3,400	30,432
	JSR Corp., Tokyo	3,300	78,100
	JTEKT Corp.	10,000	198,467
	Juki Corp.	5,000	27,235
	Juroku Bank, Ltd.	39,000	232,850
	Kabuki-Za Co., Ltd.	1,000	42,052
	Kadokawa Holdings, Inc.	2,400	93,036
	Kaga Electronics Co., Ltd.	2,300	46,419
#	Kagome Co., Ltd.	5,100	72,149
#	Kahma Co., Ltd.	2,700	64,817
	Kajima Corp.	23,000	106,222
	Kaken Pharmaceutical Co., Ltd.	13,000	94,976
# *	Kamagai Gumi Co., Ltd.	11,000	26,160
	Kameda Seika Co., Ltd.	3,000	31,540
	Kamei Corp.	4,000	28,539
	Kamigumi Co., Ltd.	35,000	279,553
	Kanaden Corp.	5,000	33,886
	Kanagawa Chuo Kotsu Co., Ltd.	7,000	31,042
	Kanamoto Co., Ltd.	5,000	45,296
	Kandenko Co., Ltd.	12,000	83,901
	Kaneka Corp.	41,000	372,112
*	Kanematsu Corp.	51,000	82,930
	Kansai Electric Power Co., Inc.	7,800	186,871
	Kansai Paint Co., Ltd.	28,000	219,185
	Kanto Auto Works, Ltd.	7,700	91,200
	Kanto Natural Gas Development Co., Ltd.	5,000	38,168
	Kao Corp.	3,000	79,866
	Kasumi Co., Ltd.	6,000	35,365
#	Katakura Industries Co., Ltd.	2,000	31,681
	Kato Sangyo Co., Ltd.	4,000	57,858
	Kato Works Co., Ltd.	7,000	29,646
	Katokichi Co., Ltd.	16,100	138,059
	Kawada Industries, Inc.	10,000	25,175
*	Kawai Musical Instruments Manufacturing Co., Ltd.	15,000	28,459

#	Kawasaki Heavy Industries, Ltd.	33,000	103,846
#	Kawasaki Kisen Kaisha, Ltd.	61,000	395,377
# *	Kawashima Textile Manufacturers, Ltd.	16,000	27,860
#	Kayaba Industry Co., Ltd.	19,000	83,711
	KDDI Corp.	26	170,911
	Keihanshin Real Estate Co., Ltd.	5,000	34,927
	Keihin Corp.	5,500	115,820
	Keihin Electric Express Railway Co., Ltd.	17,000	116,671
	Keio Corp.	29,000	188,392
	Keisei Electric Railway Co., Ltd.	14,000	84,696
#	Keiyo Co., Ltd.	5,100	40,712
#	Kentucky Fried Chicken Japan, Ltd.	2,000	37,376
	Kenwood Corp.	17,000	30,577
	Key Coffee, Inc.	2,200	31,672
	Keyence Corp.	600	137,975
	Kibun Food Chemifa Co., Ltd.	2,000	22,282
#	Kikkoman Corp.	19,000	230,720
	Kinden Corp.	21,000	169,404
	Kinki Nippon Tourist Co., Ltd.	8,000	29,378
#	Kinki Sharyo Co., Ltd.	7,000	29,883
#	Kintetsu Corp.	32,000	103,140
	Kintetsu World Express, Inc.	2,200	53,779
	Kinugawa Rubber Industrial Co., Ltd.	11,000	18,577
	Kioritz Corp.	8,000	24,124
	Kirin Brewery Co., Ltd.	28,000	388,230
#	Kishu Paper Co., Ltd.	10,000	16,462
#	Kisoji Co., Ltd.	2,000	37,737
	Kissei Pharmaceutical Co., Ltd.	4,000	69,689
#	Kitano Construction Corp.	10,000	25,131
	Kitz Corp.	5,000	41,948
# *	Kiyo Holdings, Inc.	17,000	28,835
	Koa Corp.	4,400	64,185
	Koatsu Gas Kogyo Co., Ltd.	5,000	30,499
	Kobayashi Pharmaceutical Co., Ltd.	2,200	86,337
	Kobe Steel, Ltd.	59,000	187,748
	Koei Co., Ltd.	5,300	94,075
#	Kohnan Shoji Co., Ltd.	2,100	21,657
	Koito Industries, Ltd.	7,000	28,396
	Koito Manufacturing Co., Ltd.	11,000	143,636
#	Kojima Co., Ltd.	3,200	40,892
# *	Kokusai Kogyo Co., Ltd.	6,000	18,550
	Kokuyo Co., Ltd.	12,400	194,253
	Komatsu Electronics Metals Co., Ltd.	1,600	56,672
	Komatsu Seiren Co., Ltd.	8,000	32,517
	Komatsu, Ltd.	8,000	145,184
	Komeri Co., Ltd.	3,400	117,534
	Komori Corp.	9,000	183,982
#	Konaka Co., Ltd.	1,980	26,866
	Konami Co., Ltd.	2,400	60,938
*	Konica Minolta Holdings, Inc.	22,500	292,953
	Konishi Co., Ltd.	3,100	30,910
	Kose Corp.	1,100	34,687
#	Kosei Securities Co., Ltd.	13,000	24,211
	Kubota Corp.	15,000	122,618
	Kubota Corp. Sponsored ADR	1,400	57,428

	Kumiai Chemical Industry Co., Ltd.	10,000	23,180
	Kurabo Industries, Ltd.	22,000	61,700
	Kuraray Co., Ltd.	25,500	290,788
	Kureha Corp.	20,000	91,619
#	Kurimoto, Ltd.	11,000	29,421
	Kurita Water Industries, Ltd.	11,800	208,588
	Kuroda Electric Co., Ltd.	5,300	56,962
#	Kurosaki Harima Corp.	8,000	30,062
	Kyocera Corp.	3,400	292,516
	Kyocera Corp. Sponsored ADR	3,900	336,375
	Kyoden Co., Ltd.	7,000	29,283
	Kyodo Printing Co., Ltd.	15,000	58,278
	Kyodo Shiryo Co., Ltd.	17,000	26,670
#	Kyoei Tanker Co., Ltd.	8,000	24,469
	Kyokuto Kaihatsu Kogyo Co., Ltd.	3,700	29,112
	Kyokuyo Co., Ltd.	13,000	31,337
#	KYORIN Co., Ltd.	2,000	23,002
#	Kyoritsu Maintenance Co., Ltd.	1,200	36,131
	Kyosan Electric Manufacturing Co., Ltd.	9,000	31,785
#	Kyoto Kimono Yuzen Co., Ltd.	10	14,716
	Kyowa Exeo Corp.	10,000	108,456
	Kyowa Hakko Kogyo Co., Ltd.	49,000	357,860
	Kyudenko Corp.	5,000	27,129
	Kyushu Electric Power Co., Inc.	7,700	183,413
*	Kyushu-Shinwa Holdings, Inc.	33,000	45,354
*	Laox Co., Ltd.	10,000	27,646
#	Lawson Inc.	3,300	114,946
	Leopalace21 Corp.	3,000	105,877
#	Life Corp.	3,000	42,238
	Lintec Corp.	4,000	98,017
#	Lion Corp.	25,000	133,261
#	Mabuchi Motor Co., Ltd.	3,200	203,187
	Macnica, Inc.	1,200	33,278
	Maeda Corp.	17,000	78,614
	Maeda Road Construction Co., Ltd.	7,000	50,918
	Maezawa Industries, Inc.	3,100	19,108
	Maezawa Kaisei Industries Co., Ltd.	2,000	30,424
	Makino Milling Machine Co., Ltd.	7,000	62,894
	Makita Corp.	4,000	117,191
	Makita Corp. Sponsored ADR	5,400	157,518
#	Mandom Corp.	2,100	54,331
	Mars Engineering Corp.	900	22,264
	Marubeni Corp.	94,000	499,774
	Marubun Corp.	2,800	35,492
	Marudai Food Co., Ltd.	13,000	34,668
	Maruei Department Store Co., Ltd.	9,000	19,498
#	Maruha Group, Inc.	17,000	45,770
	Marui Co., Ltd.	24,400	361,221
#	Maruichi Steel Tube, Ltd.	8,000	187,043
	Marusan Securities Co., Ltd.	6,000	89,873
	Maruwa Co., Ltd.	1,200	28,784
#	Maruyama Manufacturing Co., Inc.	7,000	21,211
	Maruzen Showa Unyu Co., Ltd.	9,000	30,982
#	Matsuda Sangyo Co., Ltd.	2,200	41,772
#	Matsui Securities Co., Ltd.	2,700	23,827

#	Matsumotokiyoshi Co., Ltd.	5,900	143,009
	Matsushita Electric Industrial Co., Ltd.	62,000	1,320,403
	Matsushita Electric Industrial Co., Ltd. Sponsored ADR	26,000	554,580
	Matsushita Electric Works, Ltd.	26,000	276,184
#	Matsuya Co., Ltd.	2,000	31,566
	Matsuya Foods Co., Ltd.	1,900	27,832
#	Matsuzakaya Co., Ltd.	13,000	92,275
	Max Co., Ltd.	4,000	55,471
*	Maxvalu Tokai Co., Ltd.	2,000	36,780
	Mazda Motor Corp.	18,000	114,791
	MEC Co., Ltd.	2,100	27,153
	Mediceo Paltac Holdings Co., Ltd.	13,400	249,097
#	Megachips Corp.	2,900	50,285
#	Meidensha Corp.	22,000	72,220
	Meiji Dairies Corp.	29,000	181,880
	Meiji Seika Kaisha, Ltd. Tokyo	43,000	216,094
#	Meitec Corp.	2,200	70,917
	Meito Sangyo Co., Ltd.	2,300	41,606
	Meiwa Estate Co., Ltd.	3,700	57,777
	Mercian Corp.	13,000	30,921
	Mikuni Coca-Cola Bottling Co., Ltd.	4,000	42,700
	Millea Holdings, Inc.	29	531,450
	Millea Holdings, Inc. ADR	5,957	546,555
	Minebea Co., Ltd.	41,000	230,270
	Ministop Co., Ltd.	1,000	19,418
	Miraca Holdings, Inc.	4,500	110,567
*	Misawa Homes Holdings, Inc.	1,000	32,173
	MISUMI Group, Inc.	2,700	49,915
	Mito Securities Co., Ltd.	11,000	64,065
	Mitsuba Corp.	6,000	56,191
	Mitsubishi Corp.	28,000	566,799
	Mitsubishi Electric Corp.	17,000	139,650
	Mitsubishi Estate Co., Ltd.	10,000	214,354
	Mitsubishi Gas Chemical Co., Inc.	11,000	119,271
	Mitsubishi Heavy Industries, Ltd.	126,000	525,677
*	Mitsubishi Kakoki Kaisha, Ltd.	7,000	20,097
#	Mitsubishi Logistics Corp.	14,000	224,892
	Mitsubishi Materials Corp.	57,000	246,666
# *	Mitsubishi Motors Corp.	83,000	144,332
# *	Mitsubishi Paper Mills, Ltd.	38,000	80,305
	Mitsubishi Pencil Co., Ltd.	3,000	34,311
	Mitsubishi Plastics, Inc.	24,000	71,208
	Mitsubishi Rayon Co., Ltd.	13,000	89,221
#	Mitsubishi Steel Manufacturing Co., Ltd.	6,000	32,542
	Mitsubishi UFJ Financial Group, Inc.	110	1,492,244
	Mitsubishi UFJ Financial Group, Inc. ADR	6,000	81,420
	Mitsubishi UFJ Securities Co., Ltd.	21,000	280,025
	Mitsuboshi Belting, Ltd.	11,000	68,364
	Mitsui & Co., Ltd.	19,000	274,150
	Mitsui & Co., Ltd. Sponsored ADR	400	115,912
	Mitsui Chemicals, Inc.	50,000	350,109
	Mitsui Engineering and Shipbuilding Co., Ltd.	85,000	258,606
#	Mitsui High-Tec, Inc.	2,300	26,033
	Mitsui Home Co., Ltd.	7,000	54,753
	Mitsui Mining and Smelting Co., Ltd.	33,000	184,377

*	Mitsui Mining Co., Ltd.	15,000	26,692
	Mitsui O.S.K. Lines, Ltd.	23,000	174,620
	Mitsui Sugar Co., Ltd.	13,000	47,008
	Mitsui Sumitoma Insurance Co., Ltd.	57,000	692,293
	Mitsui Trust Holdings, Inc.	9,000	104,819
#	Mitsui-Soko Co., Ltd.	15,000	87,359
#	Mitsukoshi, Ltd.	53,000	248,905
	Mitsumi Electric Co., Ltd.	9,000	121,509
	Mitsuuroko Co., Ltd.	6,000	43,136
	Miura Co., Ltd.	3,800	93,146
	Miyazaki Bank, Ltd.	16,000	83,968
	Miyoshi Oil & Fat Co., Ltd.	13,000	26,611
	Mizuho Financial Group, Inc.	75	604,144
#	Mizuho Investors Securities Co., Ltd.	12,000	28,938
	Mizuho Trust & Banking Co., Ltd.	10,000	23,460
	Mizuno Corp.	14,000	100,383
	Mochida Pharmaceutical Co., Ltd.	10,000	87,636
#	Modec, Inc.	2,700	60,438
#	Mori Seiki Co., Ltd.	5,300	104,112
	Morinaga & Co., Ltd.	21,000	52,941
	Morinaga Milk Industry Co., Ltd.	28,000	101,671
	Morita Corp.	9,000	59,031
#	MOS Food Services, Inc.	3,000	43,448
	Moshi Moshi Hotline, Inc.	450	17,204
	Murata Manufacturing Co., Ltd.	5,500	376,460
	Musashino Bank, Ltd.	3,000	176,646
	Myojo Foods Co., Ltd.	5,000	28,742
	Nabtesco Corp.	7,000	78,417
	Nachi-Fujikoshi Corp.	5,000	24,979
	Nagase & Co., Ltd.	15,000	187,053
	Nagatanien Co., Ltd.	4,000	30,639
	Nagoya Railroad Co., Ltd.	49,000	162,549
	Nakabayashi Co., Ltd.	9,000	22,006
	Nakamuraya Co., Ltd.	5,000	26,622
	Nakayama Steel Works, Ltd.	16,000	61,497
	Namco Bandai Holdings, Inc.	25,000	392,580
	NEC Corp.	152,000	879,705
	NEC Corp. Sponsored ADR	6,000	34,740
#	NEC Fielding, Ltd.	4,200	53,516
	NEC Mobiling, Ltd.	1,700	31,399
	NEC System Integration & Construction, Ltd.	4,000	42,649
#	NEC Tokin Corp.	5,000	25,931
	NEOMAX Co., Ltd.	5,000	91,746
#	Net One Systems Co., Ltd.	63	94,535
	Netmarks, Inc.	32	32,543
	Neturen Co., Ltd., Tokyo	6,100	67,382
	NGK Insulators, Ltd.	29,000	393,837
	NGK Spark Plug Co., Ltd.	13,000	263,484
	NHK Spring Co., Ltd.	7,000	77,590
	Nice Corp.	8,000	32,116
#	Nichia Steel Works, Ltd.	6,000	23,934
	Nichias Corp.	8,000	59,082
	Nichicon Corp.	8,400	106,985
#	Nichiha Corp.	2,000	29,431
#	Nichii Gakkan Co.	2,600	40,948

#	Nichimo Corp.	15,000	15,238
	Nichirei Corp.	22,000	123,052
	Nichiro Corp.	23,000	46,341
#	Nidec Copal Corp.	3,300	38,742
	Nidec Corp.	1,800	130,587
	Nidec Sankyo Corp.	3,000	40,110
#	Nidec Tosok Corp.	2,600	29,718
#	Nifco, Inc.	4,000	89,481
#	Nihon Dempa Kogyo Co., Ltd.	2,300	86,479
	Nihon Eslead Corp.	1,100	33,515
#	Nihon Inter Electronics Corp.	3,000	22,641
#	Nihon Kohden Corp.	5,000	88,741
	Nihon Parkerizing Co., Ltd.	4,000	68,121
	Nihon Unisys, Ltd.	5,500	97,551
#	Nikkiso Co., Ltd.	4,000	41,028
	Nikko Cordial Corp.	28,000	353,133
	Nikon Corp.	5,000	90,056
	Nintendo Co., Ltd.	1,700	347,530
	Nippei Toyama Corp.	4,000	33,973
	Nippo Corp.	7,000	59,951
#	Nippon Beet Sugar Manufacturing Co., Ltd.	27,000	83,364
#	Nippon Carbon Co., Ltd.	11,000	41,142
	Nippon Ceramic Co., Ltd.	3,000	38,206
	Nippon Chemical Industrial Co., Ltd.	11,000	30,566
	Nippon Chemi-Con Corp.	16,000	113,959
	Nippon Concrete Industries Co., Ltd.	9,000	24,771
	Nippon Denko Co., Ltd.	11,000	34,987
	Nippon Densetsu Kogyo Co., Ltd.	6,000	37,660
	Nippon Denwa Shisetu Co., Ltd.	8,000	30,299
	Nippon Electric Glass Co., Ltd.	3,000	72,467
	Nippon Express Co., Ltd.	61,000	329,858
	Nippon Fine Chemical Co., Ltd.	5,000	31,082
#	Nippon Flour Mills Co., Ltd.	19,000	89,858
#	Nippon Gas Co., Ltd.	5,000	40,289
	Nippon Kanzai Co., Ltd.	2,800	63,186
# *	Nippon Kasei Chemical Co., Ltd.	7,000	12,825
	Nippon Kayaku Co., Ltd.	21,000	181,265
	Nippon Koei Co., Ltd., Tokyo	7,000	19,916
	Nippon Konpo Unyu Soko Co., Ltd.	8,000	108,395
	Nippon Light Metal Co., Ltd.	67,000	171,550
	Nippon Meat Packers, Inc.	23,000	256,787
#	Nippon Metal Industry Co., Ltd.	18,000	40,181
	Nippon Mining Holdings, Inc.	40,000	291,299
	Nippon Mitsubishi Oil Corp.	86,000	650,896
	Nippon Paint Co., Ltd.	33,000	161,161
	Nippon Paper Group, Inc.	75	277,974
#	Nippon Parking Development Co., Ltd.	143	25,189
	Nippon Restaurant System, Inc.	1,300	43,526
	Nippon Seiki Co., Ltd.	3,000	65,570
	Nippon Sharyo, Ltd.	28,000	69,982
#	Nippon Sheet Glass Co., Ltd.	54,000	259,994
	Nippon Shinyaku Co., Ltd.	7,000	59,501
	Nippon Shokubai Co., Ltd.	15,000	179,663
	Nippon Signal Co., Ltd.	10,000	70,008
*	Nippon Soda Co., Ltd.	19,000	95,738

	Nippon Steel Corp.	145,000	603,398
	Nippon Suisan Kaisha, Ltd.	33,000	198,879
	Nippon Telegraph & Telephone Corp.	46	231,727
*	Nippon Telegraph & Telephone Corp. ADR	2,400	60,431
	Nippon Thompson Co., Ltd.	9,000	85,516
	Nippon Valqua Industries, Ltd.	9,000	31,493
#	Nippon Yakin Kogyo Co., Ltd.	9,500	40,373
	Nippon Yusen KK	65,000	401,412
	Nipponkoa Insurance Co., Ltd.	52,000	412,063
	Nipro Corp.	6,000	114,844
#	Nishimatsu Construction Co., Ltd.	38,000	141,366
	Nishimatsuya Chain Co., Ltd.	2,600	49,895
	Nishi-Nippon Bank, Ltd.	67,000	323,852
	Nishi-Nippon Railroad Co., Ltd.	43,000	162,076
	Nissan Chemical Industries, Ltd.	5,000	64,563
	Nissan Diesel Motor Co., Ltd.	13,000	52,611
	Nissan Motor Co., Ltd.	44,900	509,696
	Nissan Shatai Co., Ltd.	13,000	72,518
	Nissay Dowa General Insurance Co., Ltd.	35,000	222,896
	Nissei Corp.	3,100	34,740
	Nissen Co., Ltd.	6,400	49,565
	Nissha Printing Co., Ltd.	2,000	83,303
	Nisshin Fudosan Co., Ltd.	2,400	32,196
	Nisshin Seifun Group, Inc.	26,200	279,570
	Nisshin Steel Co., Ltd.	114,000	340,442
	Nisshinbo Industries, Inc.	24,000	261,020
	Nissin Corp.	8,000	30,156
	Nissin Electric Co., Ltd.	11,000	40,394
	Nissin Food Products Co., Ltd.	8,200	276,054
	Nissin Kogyo Co., Ltd.	4,600	96,643
	Nissin Sugar Manufacturing Co., Ltd.	7,000	18,458
	Nitta Corp.	2,100	38,039
	Nittetsu Mining Co., Ltd.	6,000	48,117
	Nitto Boseki Co., Ltd.	21,000	72,846
	Nitto Denko Corp.	2,000	143,168
	Nitto Electric Works, Ltd.	4,500	87,923
	Nitto FC Co., Ltd.	5,000	33,051
	Nitto Kohki Co., Ltd.	2,700	59,853
	Nitto Seiko Co., Ltd.	5,000	36,715
#	NIWS Co. HQ, Ltd.	97	72,606
	NOF Corp.	20,000	121,869
	Nohmi Bosai, Ltd.	4,000	28,668
	NOK Corp.	3,000	78,330
	Nomura Co., Ltd.	7,000	32,927
	Nomura Holdings, Inc. ADR	32,000	616,000
	Nomura Research Institute, Ltd.	800	106,189
	Nomura Securities Co., Ltd.	28,000	537,220
	Noritake Co., Ltd.	12,000	64,861
	Noritsu Koki Co., Ltd.	1,800	35,287
	Noritz Corp.	5,300	96,612
	Nosan Corp.	8,000	24,115
	NS Solutions Corp.	2,700	69,503
	NSD Co., Ltd.	1,800	68,565
	NSK, Ltd.	19,000	151,285
	NTN Corp.	26,000	198,373

	NTT Data Corp.	8	36,790
	NTT DoCoMo, Inc.	611	944,524
	NTT DoCoMo, Inc. Sponsored ADR	2,400	37,200
	Obayashi Corp.	48,000	331,685
	Obic Co., Ltd.	500	100,239
	Odakyu Electric Railway Co., Ltd.	7,000	44,376
	Oenon Holdings, Inc.	8,000	31,630
	Oiles Corp.	3,200	68,348
	Oji Paper Co., Ltd.	55,000	311,295
	Okabe Co., Ltd.	7,000	28,486
	Okamoto Industries, Inc.	9,000	33,696
	Okamura Corp.	12,000	123,962
	Okasan Holdings, Inc.	6,000	61,577
#	Oki Electric Industry Co., Ltd.	73,000	160,490
	Okinawa Electric Power Co., Ltd.	1,300	77,033
	OKK Corp.	7,000	23,031
	OKUMA Corp.	17,000	167,297
	Okumura Corp.	28,000	153,205
	Okura Industrial Co., Ltd.	7,000	34,012
	Okuwa Co., Ltd.	4,000	51,476
	Olympic Corp.	3,100	24,116
	Olympus Corp.	5,000	147,840
	OMC Card, Inc.	3,000	34,599
	Omron Corp.	9,200	215,367
	Ono Pharmaceutical Co., Ltd.	6,200	287,598
	Ono Sokki Co., Ltd.	5,000	32,057
	Onoken Co., Ltd.	2,000	26,441
	Onward Kashiyama Co., Ltd.	19,000	264,685
	Oracle Corp. Japan	800	35,047
	Organo Corp.	5,000	41,725
	Oriental Land Co., Ltd.	4,000	228,759
	Origin Electric Co., Ltd.	5,000	30,699
	Osaka Gas Co., Ltd.	41,000	150,699
	Osaka Steel Co., Ltd.	4,700	95,154
	Osaki Electric Co., Ltd.	4,000	34,574
	OSG Corp.	3,000	48,141
	Otsuka Corp.	600	58,467
	Oyo Corp.	3,100	33,638
	Pacific Industrial Co., Ltd.	6,000	35,999
	Pacific Metals Co., Ltd.	5,000	37,659
#	PanaHome Corp.	11,000	82,061
	Paramount Bed Co., Ltd.	1,100	20,510
#	Parco Co., Ltd.	8,000	86,778
#	Paris Miki, Inc.	3,200	60,111
#	Park24 Co., Ltd.	1,200	36,632
*	Pasco Corp.	8,000	14,410
#	Pasona, Inc.	14	27,825
	Patlite Corp.	3,000	29,131
	PCA Corp.	1,000	18,191
# *	Penta-Ocean Construction Co., Ltd.	61,000	82,612
#	Pentax Corp.	14,000	73,595
	Pigeon Corp.	2,000	33,316
	Pilot Corp.	6	31,868
	Piolax, Inc.	1,500	29,789
#	Pioneer Electronic Corp.	18,200	346,990

	Press Kogyo Co., Ltd.	15,000	69,028
# *	Prima Meat Packers, Ltd.	23,000	29,095
	Q.P. Corp.	14,900	136,827
#	Q’Sai Co., Ltd.	2,900	40,693
	Raito Kogyo Co., Ltd.	7,100	23,876
#	Rasa Industries, Ltd.	10,000	39,595
#	Rengo Co., Ltd.	24,000	159,519
*	Renown, Inc.	6,000	81,050
	Resorttrust, Inc.	1,300	36,402
	Rhythm Watch Co., Ltd.	13,000	23,613
	Ricoh Co., Ltd., Tokyo	23,000	449,999
	Ricoh Elemex Corp.	4,000	36,248
	Ricoh Leasing Co., Ltd.	1,900	51,211
	Right On Co., Ltd.	1,700	54,859
	Riken Corp.	12,000	79,941
	Riken Technos Corp.	6,000	24,409
#	Riken Vitamin Co., Ltd.	2,000	50,469
#	Ringer Hut Co., Ltd.	2,800	35,851
	Rinnai Corp.	5,400	149,555
	Rock Field Co., Ltd.	1,500	28,789
	Rohm Co., Ltd.	8,300	766,104
	Rohto Pharmaceutical Co., Ltd.	7,000	75,811
	Roland Corp.	1,700	39,516
#	Roland DG Corp.	1,600	49,142
	Round One Corp.	15	59,796
	Royal Co., Ltd.	3,000	44,237
	Ryobi, Ltd.	11,000	81,297
	Ryoden Trading Co., Ltd.	5,000	38,153
	Ryohin Keikaku Co., Ltd.	900	65,287
	Ryosan Co., Ltd.	5,100	133,207
	Ryoshoku, Ltd.	3,400	85,926
	Ryoyo Electro Corp.	2,500	33,271
	S Foods, Inc.	3,000	26,280
	S Science Co., Ltd.	46,000	15,614
#	S.T. Chemical Co., Ltd.	3,000	41,385
	Sagami Chain Co., Ltd.	4,000	37,273
	Sagami Railway Co., Ltd.	12,000	42,587
#	Saibu Gas Co., Ltd.	17,000	41,511
#	Saint Marc Holdings Co., Ltd.	1,000	66,227
#	Saizeriya Co., Ltd.	3,400	51,803
	Sakai Chemical Industry Co., Ltd.	10,000	51,120
	Sakata INX Corp.	5,000	26,347
#	Sakata Seed Corp.	6,100	77,117
	San-Ai Oil Co., Ltd.	8,000	33,403
	Sanden Corp.	17,000	71,632
	Sanei-International Co., Ltd.	700	22,146
	Sankei Building Co., Ltd.	4,000	30,767
	Sanken Electric Co., Ltd.	9,000	118,223
	Sanki Engineering Co., Ltd.	7,000	44,028
	Sankyo Co., Ltd.	3,300	178,104
	Sankyo Seiko Co., Ltd.	6,000	29,946
#	Sankyo-Tateyama Holdings, Inc.	29,000	61,932
	Sankyu, Inc., Tokyo	11,000	60,289
	Sanoh Industrial Co., Ltd.	3,000	21,344
#	Sanrio Co., Ltd.	2,600	32,153

	Sanshin Electronics Co., Ltd.	4,000	43,065
	Santen Pharmaceutical Co., Ltd.	8,200	201,899
	Sanwa Shutter Corp.	27,000	153,815
#	Sanyo Chemical Industries, Ltd.	12,000	84,354
	Sanyo Denki Co., Ltd.	6,000	41,635
# *	Sanyo Electric Co., Ltd.	215,000	449,574
#	Sanyo Electric Credit Co., Ltd.	2,000	36,466
	Sanyo Shokai, Ltd.	13,000	84,511
	Sanyo Special Steel Co., Ltd.	10,000	81,948
	Sapporo Hokuyo Holdings, Inc.	20	219,533
#	Sapporo Holdings, Ltd.	29,000	144,730
# *	Sasebo Heavy Industries Co., Ltd., Tokyo	9,000	24,440
#	Sato Corp.	1,500	31,820
	Sato Shoji Corp.	2,000	20,507
	Satori Electric Co., Ltd.	1,600	23,632
	Secom Co., Ltd.	3,500	173,321
	Secom Joshinetsu Co., Ltd.	1,500	30,288
	Secom Techno Service Co., Ltd.	1,500	68,184
	Sega Sammy Holdings, Inc.	3,000	102,157
	Seijo Corp.	1,200	28,860
	Seika Corp.	11,000	25,410
	Seikagaku Corp.	3,500	38,086
	Seiko Corp.	4,000	31,930
	Seiko Epson Corp.	10,700	293,723
	Seino Holdings Co., Ltd.	23,000	262,970
#	Seiren Co., Ltd.	5,000	63,440
# *	Seiyu, Ltd.	22,000	42,107
	Sekisui Chemical Co., Ltd.	32,000	279,712
	Sekisui House, Ltd.	36,000	532,505
	Sekisui Jushi Co., Ltd.	4,000	27,713
	Sekisui Plastics Co., Ltd.	10,000	30,598
	Senko Co., Ltd.	11,000	34,148
	Senshu Electric Co., Ltd.	1,500	38,291
	Senshukai Co., Ltd.	6,000	64,079
	Seven & I Holdings Co., Ltd.	8,000	281,334
	SFCG Co., Ltd.	280	55,203
	Shaddy Co., Ltd.	2,000	28,563
	Sharp Corp., Osaka	34,000	606,036
#	Shibaura Mechatronics Corp.	3,000	16,652
	Shibusawa Warehouse Co., Ltd.	8,000	34,330
	Shiga Bank, Ltd.	28,000	183,393
	Shikibo, Ltd.	19,000	28,695
	Shikoku Bank, Ltd.	19,000	87,932
	Shikoku Chemicals Corp.	6,000	40,845
	Shikoku Coca-Cola Bottling Co., Ltd.	2,600	29,989
	Shikoku Electric Power Co., Inc.	3,700	83,147
	Shima Seiki Manufacturing Co., Ltd.	3,600	86,632
#	Shimachu Co., Ltd.	6,300	176,906
	Shimadzu Corp.	24,000	187,045
	Shimamura Co., Ltd.	800	78,683
	Shimano, Inc.	8,400	235,690
	Shimizu Bank, Ltd.	800	34,289
	Shimizu Corp.	37,000	218,667
	Shin Nippon Air Technologies Co., Ltd.	4,200	29,576
	Shinagawa Refractories Co., Ltd.	8,000	29,447

	Shindengen Electric Manufacturing Co., Ltd.	8,000	39,924
	Shin-Etsu Chemical Co., Ltd.	2,400	136,249
	Shin-Etsu Polymer Co., Ltd.	4,000	61,051
#	Shinkawa, Ltd.	1,500	33,524
	Shin-Keisei Electric Railway Co., Ltd.	5,000	18,694
	Shinki Co., Ltd.	4,800	30,573
#	Shinko Electric Co., Ltd.	4,000	15,331
	Shinko Electric Industries Co., Ltd.	2,300	66,503
	Shinko Securities Co., Ltd.	74,000	297,340
	Shinko Shoji Co., Ltd.	3,000	37,604
	Shin-Kobe Electric Machinery Co., Ltd.	6,000	31,129
	Shinmaywa Industries, Ltd.	10,000	48,626
	Shinsei Bank, Ltd.	106,000	650,771
	Shinwa Kaiun Kaisha, Ltd.	14,000	40,941
	Shionogi & Co., Ltd.	12,000	215,358
	Shiroki Co., Ltd.	10,000	30,369
	Shiseido Co., Ltd.	13,000	257,552
	Shizuoka Bank, Ltd.	45,000	513,592
	Shizuoka Gas Co., Ltd.	8,000	60,237
	Sho-Bond Corp.	3,500	31,729
	Shobunsha Publications, Inc.	2,300	28,140
	Shochiku Co., Ltd.	6,000	48,264
#	Shoko Co., Ltd.	15,000	26,706
#	Showa Aircraft Industry Co., Ltd.	2,000	28,058
	Showa Corp.	5,500	90,776
	Showa Denko KK	21,000	89,799
	Showa Sangyo Co., Ltd.	25,000	64,760
	Showa Shell Sekiyu KK	13,100	145,926
	Siix Corp.	1,600	25,141
	Sinanen Co., Ltd.	10,000	51,477
	Sintokogio, Ltd.	7,000	81,883
*	SKY Perfect Communications, Inc.	650	408,874
	SMBC Friend Securities Co., Ltd.	17,500	153,285
	SMC Corp.	1,100	146,472
	SMK Corp.	6,000	40,860
*	Snow Brand Milk Products Co., Ltd.	7,000	23,044
	Sodick Co., Ltd.	5,000	43,881
#	Softbank Corp.	6,300	108,955
	Software Research Associates, Inc.	1,100	16,333
	Sohgo Security Services Co.,Ltd.	8,900	163,388
*	Sojitz Corp.	40,200	141,095
	Sompo Japan Insurance, Inc.	41,000	539,558
	Sonton Food Industry Co., Ltd.	3,000	30,232
	Sony Corp.	2,000	86,754
	Sony Corp. ADR	31,600	1,371,756
	Sorun Corp.	3,100	29,217
#	Square Enix Co., Ltd.	3,100	71,867
#	SSP Co., Ltd.	9,000	51,376
	Stanley Electric Co., Ltd.	6,300	137,157
#	Star Micronics Co., Ltd.	4,000	77,982
	STB Leasing Co., Ltd.	2,000	27,279
	Stella Chemifa Corp.	700	27,375
	Sugi Pharmacy Co., Ltd.	1,500	29,527
#	Sumida Corp.	2,300	46,512
	Suminoe Textile Co., Ltd.	12,000	43,628

	Sumisho Computer Systems Corp.	1,900	35,736
	Sumisho Lease Co., Ltd.	1,700	93,083
	Sumitomo Bakelite Co., Ltd.	24,000	192,189
	Sumitomo Chemical Co., Ltd.	12,000	94,180
	Sumitomo Corp.	36,000	484,135
	Sumitomo Electric Industries, Ltd.	54,000	694,532
	Sumitomo Forestry Co., Ltd.	19,000	178,859
	Sumitomo Heavy Industries, Ltd.	10,000	86,009
#	Sumitomo Light Metal Industries, Ltd.	14,000	30,606
	Sumitomo Metal Industries, Ltd., Osaka	32,000	131,108
	Sumitomo Metal Mining Co., Ltd.	12,000	168,069
# *	Sumitomo Mitsui Construction Co., Ltd.	8,000	30,354
	Sumitomo Mitsui Financial Group, Inc.	80	897,216
	Sumitomo Osaka Cement Co., Ltd.	51,000	143,978
	Sumitomo Pipe & Tube Co., Ltd.	5,000	26,701
	Sumitomo Real Estate Sales Co., Ltd.	700	59,676
	Sumitomo Realty & Development Co., Ltd.	7,000	205,198
	Sumitomo Rubber Industries, Ltd.	21,000	222,755
	Sumitomo Seika Chemicals Co., Ltd.	6,000	37,016
#	Sumitomo Titanium Corp.	300	60,786
	Sumitomo Trust & Banking Co., Ltd.	43,000	455,335
	Sumitomo Warehouse Co., Ltd.	27,000	203,452
	Sundrug Co., Ltd.	1,200	29,237
	Suruga Bank, Ltd.	11,000	138,776
	Suruga Corp.	600	43,562
	Suzuken Co., Ltd.	8,400	312,822
	Suzuki Motor Corp.	13,700	350,464
	SWCC Showa Holdings Co., Ltd.	21,000	30,998
	Sysmex Corp.	1,300	53,394
	T&D Holdings, Inc.	8,000	591,353
#	T.Hasegawa Co., Ltd.	4,600	72,258
#	Tachihi Enterprise Co., Ltd.	1,600	61,060
	Tachi-S Co., Ltd.	2,700	19,970
#	Tadano, Ltd.	9,000	85,271
	Taihei Dengyo Kaisha, Ltd.	5,000	35,463
	Taihei Kogyo Co., Ltd.	11,000	29,969
	Taiheiyo Cement Corp.	113,000	423,477
	Taiho Kogyo Co., Ltd.	2,700	31,266
#	Taikisha, Ltd.	5,000	57,878
	Taisei Corp.	140,000	501,768
	Taisho Pharmaceutical Co., Ltd.	14,000	273,294
	Taiyo Nippon Sanso Corp.	34,000	295,669
#	Taiyo Yuden Co., Ltd.	13,000	175,786
	Takagi Securities Co., Ltd.	8,000	38,578
	Takamatsu Corp.	4,600	80,827
	Takano Co., Ltd.	1,600	29,496
#	Takara Holdings, Inc.	25,000	151,559
#	Takara Standard Co., Ltd.	11,000	66,304
	Takasago International Corp.	9,000	44,859
	Takasago Thermal Engineering Co., Ltd.	7,000	57,219
	Takashimaya Co., Ltd.	15,000	188,165
	Takeda Pharmaceutical Co., Ltd.	8,500	561,666
	Takiron Co., Ltd.	7,000	27,563
#	Takuma Co., Ltd.	7,000	37,879
	Tamura Corp.	8,000	28,986

	Tamura Taiko Holdings, Inc.	3,000	12,433
	Tanabe Seiyaku Co., Ltd.	28,000	356,081
	Tasaki Shinju Co., Ltd.	6,000	28,451
	Tatsuta Electric Wire & Cable Co., Ltd.	9,000	25,809
	Tayca Corp.	8,000	22,970
	TDK Corp.	1,600	123,304
	TDK Corp. Sponsored ADR	6,200	477,338
# *	Teac Corp.	26,000	31,313
	Tecmo, Ltd.	2,400	17,966
	Teijin, Ltd.	52,000	277,763
	Teikoku Piston Ring Co., Ltd.	3,000	31,440
	Teikoku Tsushin Kogyo Co., Ltd.	5,000	26,116
	Tekken Corp.	12,000	22,958
	Tenma Corp.	3,600	64,714
	Terumo Corp.	3,300	123,443
	The 77 Bank, Ltd.	49,000	358,136
	The Aichi Bank, Ltd.	1,300	157,169
	The Akita Bank, Ltd.	21,000	111,549
	The Aomori Bank, Ltd.	17,000	71,096
	The Awa Bank, Ltd.	24,000	137,449
	The Bank of Ikeda, Ltd.	2,600	130,035
	The Bank of Iwate, Ltd.	1,700	92,797
	The Bank of Kyoto, Ltd.	39,000	403,956
	The Bank of Nagoya, Ltd.	21,000	155,675
	The Bank of Okinawa, Ltd.	1,900	83,466
	The Bank of Saga, Ltd.	21,000	77,256
	The Chiba Bank, Ltd.	35,000	324,505
*	The Chiba Kogyo Bank, Ltd.	1,800	30,169
	The Chugoku Bank, Ltd.	25,000	346,382
	The Chugoku Electric Power Co., Ltd.	6,700	141,688
	The Chukyo Bank, Ltd.	24,000	72,412
# *	The Daiei, Inc.	1,500	28,771
	The Daisan Bank, Ltd.	18,000	62,144
	The Daishi Bank, Ltd.	44,000	188,959
	The Daito Bank, Ltd.	12,000	19,624
	The Ehime Bank, Ltd.	24,000	101,727
#	The Eighteenth Bank, Ltd.	19,000	97,900
	The Fuji Fire & Marine Insurance Co., Ltd.	27,000	107,639
	The Fukui Bank, Ltd.	19,000	65,899
	The Fukuoka Bank, Ltd.	46,000	352,320
	The Goodwill Group, Inc.	86	60,625
	The Gunma Bank, Ltd.	55,000	421,161
	The Hachijuni Bank, Ltd.	54,000	407,615
	The Higo Bank, Ltd.	24,000	173,937
	The Hiroshima Bank, Ltd.	60,000	370,595
	The Hokuetsu Bank, Ltd.	27,000	68,265
	The Hyakugo Bank, Ltd.	27,000	178,251
	The Hyakujishi Bank, Ltd.	36,000	235,043
	The Iyo Bank, Ltd.	35,000	362,979
	The Japan General Estate Co., Ltd.	3,100	68,780
	The Japan Steel Works, Ltd.	8,000	56,416
	The Japan Wool Textile Co., Ltd.	10,000	86,551
	The Joyo Bank, Ltd.	53,000	319,625
	The Kagawa Bank, Ltd.	14,000	80,842
	The Kagoshima Bank, Ltd.	21,000	161,009

# *	The Kanto Tsukuba Bank, Ltd.	5,200	40,720
#	The Keihin Co., Ltd.	7,000	27,108
	The Keiyo Bank, Ltd.	34,000	195,892
	The Kita-Nippon Bank, Ltd.	800	40,904
# *	The Maruetsu, Inc.	10,000	51,178
#	The Michinoku Bank, Ltd.	12,000	49,358
	The Minato Bank, Ltd.	38,000	98,890
	The Nagano Bank, Ltd.	10,000	36,122
	The Nanto Bank, Ltd.	29,000	164,495
	The Nippon Road Co., Ltd.	10,000	23,330
	The Nippon Synthetic Chemical Industry Co., Ltd.	11,000	39,467
	The Nisshin Fire & Marine Insurance Co., Ltd.	12,000	55,436
#	The Nisshin Oillio Group, Ltd.	13,000	80,273
	The Ogaki Kyoritsu Bank, Ltd.	33,000	153,306
	The Oita Bank, Ltd.	15,000	115,289
	The San-in Godo Bank, Ltd.	21,000	192,354
	The Yasuda Warehouse Co., Ltd.	4,000	39,742
	THK Co., Ltd.	3,900	94,202
	TIS, Inc.	4,500	94,527
	TKC Corp.	2,600	51,412
	Toa Corp.	10,000	12,049
#	Toa Oil Co., Ltd.	18,000	29,530
	Toagosei Co., Ltd.	26,000	104,544
*	Tobishima Corp.	15,500	12,987
	Tobu Railway Co., Ltd.	35,000	179,674
#	TOC Co., Ltd.	13,000	72,142
	Tocalo Co., Ltd.	1,000	32,822
	Tochigi Bank, Ltd.	13,000	88,143
	Toda Corp.	32,000	153,274
#	Toei Co., Ltd.	13,000	99,275
	Toenec Corp.	9,000	38,508
	Tohcello Co., Ltd.	5,000	63,441
	Toho Bank, Ltd.	21,000	95,882
#	Toho Co., Ltd.	16,900	339,005
	Toho Gas Co., Ltd.	25,000	107,131
# *	Toho Rayon Co., Ltd.	5,000	33,941
	Toho Real Estate Co., Ltd.	2,000	12,060
#	Toho Titanium Co., Ltd.	1,000	61,491
#	Toho Zinc Co., Ltd.	5,000	38,554
	Tohoku Bank, Ltd.	15,000	31,516
	Tohoku Pioneer Corp.	1,600	24,957
	Tohuku Electric Power Co., Inc.	8,300	187,836
#	Tokai Carbon Co., Ltd.	21,000	143,447
	Tokai Corp.	6,000	26,023
	Tokai Pulp & Paper Co., Ltd.	9,000	29,547
	Tokai Rika Co., Ltd.	7,000	136,468
	Tokai Rubber Industries, Ltd.	11,000	159,731
	Tokai Tokyo Securities Co., Ltd.	23,000	129,020
	Toko, Inc.	18,000	58,198
	Tokushima Bank, Ltd.	10,000	70,838
	Tokushu Paper Manufacturing Co., Ltd.	6,000	30,668
	Tokuyama Corp.	8,000	110,330
	Tokyo Dome Corp.	18,000	101,365
	Tokyo Electric Power Co., Ltd	12,500	356,018
	Tokyo Electron, Ltd.	2,400	157,182

	Tokyo Energy & Systems, Inc.	3,000	28,491
	Tokyo Gas Co., Ltd.	28,000	148,529
#	Tokyo Kikai Seisakusho, Ltd.	5,000	15,178
	Tokyo Leasing Co., Ltd.	5,900	71,751
	Tokyo Rakutenchi Co., Ltd.	5,000	23,703
	Tokyo Rope Manufacturing Co., Ltd.	14,000	30,195
	Tokyo Seimitsu Co., Ltd.	1,100	52,825
	Tokyo Steel Manufacturing Co., Ltd.	11,300	182,988
	Tokyo Style Co., Ltd.	9,000	105,958
	Tokyo Tatemono Co., Ltd.	13,000	139,894
#	Tokyo Tekko Co., Ltd.	3,000	26,867
#	Tokyo Theatres Co., Inc.	11,000	31,240
	Tokyo Tomin Bank, Ltd.	3,100	131,752
#	Tokyotokeiba Co., Ltd.	17,000	54,920
	Tokyu Community Corp.	1,500	41,402
# *	Tokyu Construction Co., Ltd.	2,100	25,667
	Tokyu Corp.	12,000	79,519
	Tokyu Land Corp.	14,000	121,511
	Tokyu Store Chain Corp.	7,000	46,719
	Toli Corp.	9,000	28,099
	Tomato Bank, Ltd.	14,000	34,502
	Tomen Electronics Corp.	2,100	39,729
	Tomoe Corp.	6,000	21,552
	Tomoku Co., Ltd.	12,000	29,543
#	Tomy Co., Ltd.	3,500	25,113
	Tonami Transportation Co., Ltd.	11,000	30,127
#	TonenGeneral Sekiyu KK	9,000	81,086
#	Tonichi Carlife Group, Inc.	5,000	15,325
	Topcon Corp.	2,000	28,232
	Toppan Forms Co., Ltd.	6,100	79,448
	Toppan Printing Co., Ltd.	42,000	474,321
	Topre Corp.	4,000	36,375
#	Topy Industries, Ltd.	21,000	83,064
	Toray Industries, Inc.	28,000	222,182
	Tori Holdings Co., Ltd.	46,000	22,677
	Torigoe Co., Ltd.	4,000	29,806
	Torii Pharmaceutical Co., Ltd.	2,600	45,915
	Toshiba Ceramics Co., Ltd.	17,000	78,718
	Toshiba Corp.	33,000	234,066
	Toshiba Machine Co., Ltd.	3,000	26,506
	Toshiba Plant Kensetsu Co., Ltd.	10,000	52,713
	Toshiba TEC Corp.	20,000	92,295
	Tosho Printing Co., Ltd.	7,000	26,851
	Tosoh Corp.	59,000	224,468
	Totetsu Kogyo Co., Ltd.	5,000	30,539
	TOTO, Ltd.	30,000	304,917
	Tottori Bank, Ltd.	9,000	25,397
	Touei Housing Corp.	1,900	37,142
	Towa Bank, Ltd.	29,000	69,213
#	Towa Pharmaceutical Co., Ltd.	1,600	40,569
# *	Towa Real Estate Development Co., Ltd.	4,000	21,763
# *	Toyama Chemicals Co., Ltd.	4,000	22,527
*	Toyo Construction Co., Ltd.	13,000	12,094
#	Toyo Corp.	4,800	65,447
#	Toyo Electric Co., Ltd.	6,000	36,369

#	Toyo Engineering Corp.	5,000	21,443
	Toyo Ink Manufacturing Co., Ltd.	20,000	82,296
#	Toyo Kanetsu KK	24,000	59,109
	Toyo Kohan Co., Ltd.	9,000	36,671
	Toyo Radiator Co., Ltd.	8,000	32,338
	Toyo Securities Co., Ltd.	7,000	37,387
	Toyo Seikan Kaisha, Ltd.	19,000	385,660
	Toyo Suisan Kaisha, Ltd.	13,000	197,854
	Toyo Tire & Rubber Co., Ltd.	16,000	70,673
#	Toyo Wharf & Warehouse Co., Ltd.	13,000	27,035
	Toyobo Co., Ltd.	79,000	209,076
	Toyoda Gosei Co., Ltd.	8,300	176,298
	Toyota Auto Body Co., Ltd.	11,300	195,500
	Toyota Motor Corp. ADR	27,400	2,968,516
	Toyota Tsusho Corp.	3,725	97,677
#	Trans Cosmos, Inc.	2,900	59,144
	Trend Micro, Inc.	1,000	28,811
*	Trend Micro, Inc. ADR	805	23,345
	Trusco Nakayama Corp.	2,800	56,454
	Tsubaki Nakashima Co., Ltd.	4,400	68,964
	Tsubakimoto Chain Co.	17,000	83,844
	Tsudakoma Corp.	11,000	21,315
#	Tsugami Corp.	9,000	53,290
#	Tsukishima Kikai Co., Ltd.	6,000	74,955
	Tsumura & Co.	1,000	25,027
	Tsurumi Manufacturing Co., Ltd.	2,000	20,746
#	Tsutsumi Jewelry Co., Ltd.	2,200	69,770
	Tsutsunaka Plastic Industry Co., Ltd.	7,000	27,462
	TV Asahi Corp.	102	223,605
	Ube Industries, Ltd.	52,000	141,669
	Ube Material Industries, Ltd.	10,000	29,718
	Uchida Yoko Co., Ltd.	6,000	34,444
	UFJ Central Leasing Co., Ltd.	2,000	92,454
	UFJ NICOS Co., Ltd.	9,000	58,606
	Ulvac, Inc.	4,000	134,525
	Uni-Charm Corp.	1,900	106,033
	Uniden Corp.	8,000	79,933
	Unimat Offisco Corp.	2,300	30,519
	Union Tool Co.	600	31,204
	Unitika, Ltd.	32,000	45,329
	UNY Co., Ltd.	22,000	311,264
	Urban Corp.	7,700	93,023
#	U-Shin, Ltd.	3,000	21,238
	Ushio, Inc.	7,000	156,772
	USS Co., Ltd.	980	66,330
	Valor Co., Ltd.	2,000	37,495
#	Victor Co. of Japan, Ltd.	15,000	72,533
	Wacoal Corp.	15,000	196,054
	Wakachiku Construction Co., Ltd.	15,000	24,293
	Warabeya Nichiyo Co., Ltd.	2,200	30,325
	Watabe Wedding Corp.	1,600	25,440
	Watami Food Service Co., Ltd.	2,200	31,611
	West Japan Railway Co.	29	123,603
#	Wood One Co., Ltd.	4,000	37,362
	Xebio Co., Ltd.	2,100	63,637

	Yahoo! Japan Corp.	124	46,368
	Yakult Honsha Co., Ltd.	7,000	190,432
	Yamada Denki Co., Ltd.	1,600	170,757
	Yamagata Bank, Ltd.	19,000	99,791
	Yamaguchi Bank, Ltd.	20,000	292,264
	Yamaha Corp.	20,400	422,071
	Yamaha Motor Co., Ltd.	4,000	106,115
	Yamaichi Electronics Co., Ltd.	1,800	20,113
	Yamamura Glass Co., Ltd.	12,000	36,738
	Yamanashi Chuo Bank, Ltd.	19,000	137,112
	Yamatake Corp.	6,900	164,440
#	Yamatane Corp.	15,000	23,798
	Yamato Kogyo Co., Ltd.	5,000	113,831
	Yamato Transport Co., Ltd.	18,000	279,803
#	Yamazaki Baking Co., Ltd.	17,000	175,142
	Yamazen Co., Ltd.	6,000	35,213
	Yaoko Co., Ltd.	1,500	35,725
	Yaskawa Electric Corp.	6,000	68,799
	Yellow Hat, Ltd., Tokyo	2,300	26,087
	Yodogawa Steel Works, Ltd.	17,000	90,992
	Yokogawa Electric Corp.	15,000	212,282
	Yokohama Reito Co., Ltd.	5,000	41,374
	Yokohama Rubber Co., Ltd.	38,000	173,030
#	Yomeishu Seizo Co., Ltd.	3,000	31,526
	Yonekyu Corp.	3,000	32,107
	York-Benimaru Co., Ltd.	2,900	89,398
	Yorozu Corp.	3,200	34,432
	Yoshimoto Kogyo Co., Ltd.	3,000	61,959
#	Yoshinoya D&C Co., Ltd.	56	99,012
*	Yuasa Trading Co., Ltd.	8,000	14,640
	Yurtec Corp.	10,000	49,088
#	Yushiro Chemical Industry Co., Ltd.	2,000	40,333
	Zenrin Co., Ltd.	1,000	23,511
#	Zensho Co., Ltd.	3,600	45,562
	Zeon Corp.	6,000	68,682
#	Zeria Pharmaceutical Co., Ltd.	5,000	46,593
	Zuken, Inc.	2,300	22,298

TOTAL — JAPAN			144,509,827

NETHERLANDS — (2.9%)
COMMON STOCKS — (2.9%)
	Aalberts Industries NV	988	81,573
	ABN AMRO Holding NV	3,408	97,217
	ABN AMRO Holding NV ADR	70,800	2,022,048
	Accell Group NV	1,221	36,564
	Aegon NV	40,576	725,035
	Aegon NV ADR	15,746	281,538
	Akzo Nobel NV	2,761	159,011
	Akzo Nobel NV Sponsor ADR	4,360	250,395
	Arcadis NV	1,598	76,933
# *	ASM International NV	5,678	98,622
*	ASML Holding NV	7,822	171,709
	Beter Bed Holding NV	1,223	24,573
	Boskalis Westminster NV	2,050	129,190

	Brunel International NV	1,406	36,184
	Buhrmann NV	10,305	140,273
*	Buhrmann NV ADR	4,200	57,120
# *	Crucell NV	604	12,883
*	Crucell NV ADR	1,172	24,905
*	Draka Holding NV	1,628	29,563
	Eriks Group NV	489	26,545
#	Exact Holding NV	2,926	85,783
	Gamma Holding NV	562	31,747
	Getronics NV	7,001	48,156
	Grolsche NV	1,079	41,116
	Grontmij NV	380	33,239
# *	Hagemeyer NV	58,127	293,933
	Heijmans NV	2,500	123,224
	Heineken Holding NV	3,266	130,967
#	Heineken NV	6,076	281,737
	Hunter Douglas NV	1,371	95,604
	ICT Automatisering NV	1,299	27,121
	Imtech NV	2,334	126,041
	ING Groep NV	13,252	574,150
	ING Groep NV ADR	73,800	3,205,134
*	Jetix Europe NV	3,585	88,740
	Kas Bank NV	1,162	31,241
*	Kendrion NV	12,787	28,782
	Koninklijke (Royal) KPN NV Sponsored ADR	4,300	53,320
*	Koninklijke Ahold NV	73,988	712,372
*	Koninklijke Ahold NV Sponsored ADR	21,800	208,844
	Koninklijke Bam Groep NV	4,400	87,613
	Koninklijke DSM NV	10,445	413,227
	Koninklijke KPN NV	104,358	1,288,612
	Koninklijke Philips Electronics NV	8,421	288,926
	Koninklijke Philips Electronics NV ADR	44,800	1,537,536
	Koninklijke Ten Cate NV	2,162	52,972
	Koninklijke Vopak NV	3,051	113,213
*	Laurus NV	7,155	22,359
	Macintosh Retail Group NV	2,349	70,166
	Mittal Steel Co. NV	7,201	244,207
	Nutreco Holding NV	3,465	233,897
	Oce NV	7,643	132,745
	OPG Groep NV Series A	1,468	138,464
	Ordina NV	3,697	70,116
*	Pharming Group NV	3,645	17,065
	Randstad Holdings NV	1,714	92,139
	Reed Elsevier NV	4,769	76,630
	Reed Elsevier NV Sponsored ADR	3,800	122,436
	Royal Numico NV	1,611	74,798
*	Samas-Groep NV	1,194	12,083
	SBM Offshore NV	5,076	139,045
*	Semiconductor Industries NV	5,760	32,213
	Sligro Food Group NV	2,462	131,028
	Smit Internationale NV	421	35,184
	Stork NV	3,187	157,301
	Telegraaf Media Groep NV	4,125	96,163
	TNT NV	2,626	98,779
*	TomTom NV	4,400	179,521

Twentsche Kabel Holding NV	858	57,263
Unilever NV	28,330	675,567
* Unit 4 Agresso NV	823	16,077
United Services Group NV	2,615	179,990
Univar NV	2,921	120,965
Van der Moolen Holding NV	4,635	32,047
Vedior NV	20,724	383,144
Wegener Arcade NV	3,643	42,012
Wolters Kluwer NV	11,832	299,278
TOTAL COMMON STOCKS		18,467,913

RIGHTS/WARRANTS — (0.0%)
* Aegon NV Coupons 09/08/06	40,576	0

TOTAL — NETHERLANDS		18,467,913

NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Air New Zealand, Ltd.	40,927	30,789
Auckland International Airport, Ltd.	17,685	22,338
Contact Energy, Ltd.	26,289	117,847
Fisher & Paykel Appliances Holdings, Ltd.	31,554	74,338
Fisher & Paykel Healthcare Corp.	27,014	71,772
Fletcher Building, Ltd.	31,999	181,641
* Infratil, Ltd.	11,984	32,645
Mainfreight, Ltd.	7,276	29,369
New Zealand Refining Co., Ltd.	9,439	46,373
Nuplex Industries, Ltd.	7,180	29,997
Port of Tauranga, Ltd.	9,044	28,743
Pumpkin Patch, Ltd.	14,900	39,027
Pyne Gould Guinness, Ltd.	14,040	16,744
* Rubicon, Ltd.	42,151	25,961
Ryman Healthcare Group, Ltd.	11,295	65,279
Sky City Entertainment Group, Ltd.	20,066	68,317
Steel & Tube Holdings, Ltd.	12,752	38,010
Telecom Corporation of New Zealand, Ltd. ADR	2,000	44,140
* Tower, Ltd.	43,062	93,034
Trustpower, Ltd.	9,194	41,854
Warehouse Group, Ltd.	20,225	66,291

TOTAL – NEW ZEALAND		1,164,509

NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
Acta Holding ASA	10,000	38,916
Aker Kvaerner OGEP ASA	400	38,217
Aker Yards ASA	1,400	94,406
Aktiv Kapital ASA	1,600	23,270
Bonheur ASA	3,400	115,967
* Det Norske Oljeselskap (DNO) ASA	28,500	49,581
DNB Nor ASA Series A	30,200	390,827
DOF ASA	6,000	54,970
EDB Elektronisk Data Behandling ASA	6,800	56,462
Ekornes ASA	3,300	66,205

# *	Eltek ASA	1,800	22,419
#	Expert ASA	2,800	34,020
	Farstad Shipping ASA	1,800	36,725
# *	Fast Search & Transfer ASA	7,000	22,933
*	Fred Olsen Energy ASA	2,000	85,654
	Ganger Rolf ASA	5,600	167,802
	Kongsberg Gruppen ASA	1,300	29,772
	Leroy Seafood Group ASA	2,800	48,902
# *	Nera ASA	10,500	22,391
	Norsk Hydro ASA	19,200	494,550
	Norsk Hydro ASA Sponsored ADR	6,000	156,000
#	Norske Skogindustrier ASA Series A	13,600	206,848
*	Ocean Rig ASA	18,000	112,157
	Odfjell ASA Series A	2,000	32,452
	Olav Thon Eiendomsselskap ASA	490	53,175
	Orkla ASA Series A	9,590	469,798
# *	Petrojarl ASA	1,900	20,437
*	Petroleum Geo-Services ASA (New)	1,900	98,991
*	Petrolia Drilling ASA	70,000	36,173
	Prosafe ASA	1,450	96,639
	Rieber and Son ASA Series A	1,800	14,223
	Schibsted ASA	3,400	99,828
*	Sevan Marine ASA	5,500	29,167
*	Sinvest ASA	3,000	50,724
	Solstad Offshore ASA	1,800	33,580
	Sparebanken Midt-Norge	6,650	76,548
	Statoil ASA ADR	8,200	221,646
	Storebrand ASA	30,400	316,362
	Tandberg ASA Series A	15,000	153,604
*	Tandberg Television ASA	10,600	146,277
*	TGS Nopec Geophysical Co. ASA	7,800	138,243
#	Tomra Systems ASA	23,000	148,668
	Veidekke ASA	2,000	67,506
	Wilhelmsen (Wilhelm), Ltd. ASA Series A	2,350	77,673
	Yara International ASA	8,300	122,522

TOTAL — NORWAY			4,873,230

PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
	Banco BPI SA	23,353	175,061
	Banco Comercial Portugues SA	152,898	470,245
	Banco Espirito Santo SA	25,107	385,624
	Brisa Auto Estradas de Portugal SA	18,229	187,633
	Cimpor Cimentos de Portugal SA	32,273	219,108
	Energias de Portugal SA	17,966	72,316
	Energias de Portugal SA Sponsored ADR	2,500	100,425
	Finibanco Holdings SGPS SA	12,944	50,444
*	Gescartao SGPS SA	949	21,273
*	Impresa Sociedade Gestora de Participacoes Socias SA	4,601	28,014
	Jeronimo Martins SGPS SA	3,564	63,769
	Mota-Engil SGPS SA	17,065	97,744
	Portugal Telecom SA	4,173	52,448
	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	3,418	42,259

	Sag Gest - Solucoes Automovel Globais SGPS SA	13,935	32,144
	Sociedade de Investimento e Gestao SGPS SA	7,412	79,260
*	Sonae Industria SGPS SA	10,922	93,184
	Sonae SGPS SA	89,764	149,522
# *	Sonaecom SGPS SA	17,402	110,155
	Teixeira Duarte Engenharia e Construcoes SA	40,191	86,525

TOTAL — PORTUGAL			2,517,153

SINGAPORE — (0.8%)
COMMON STOCKS — (0.8%)
	Allgreen Properties, Ltd.	50,000	46,348
	Ascott Group, Ltd.	95,000	62,766
	Asia Pacific Breweries, Ltd.	9,000	85,159
	Bukit Sembawang Estates, Ltd.	4,000	47,034
	Cerebos Pacific, Ltd.	11,000	21,099
*	Chartered Semiconductor Manufacturing, Ltd.	107,000	86,230
*	Chartered Semiconductor Manufacturing, Ltd. ADR	4,400	35,464
	Chuan Hup Holdings, Ltd.	150,000	31,900
	Comfortdelgro Corp., Ltd.	88,000	83,793
	Cosco Corp. (Singapore), Ltd.	51,000	49,504
#	Creative Technology Co., Ltd.	7,250	47,385
	DBS Group Holdings, Ltd.	38,000	433,830
	Fraser & Neave, Ltd.	105,000	265,122
	Ges International, Ltd.	58,000	44,528
*	Global Voice Group, Ltd.	339,000	29,041
	Guocoland, Ltd.	26,000	37,821
#	Hi-P International, Ltd.	75,000	33,311
	Hong Leong Asia, Ltd.	40,000	37,850
	Hotel Properties, Ltd.	18,000	23,322
	HTL International Holdings, Ltd.	26,000	19,654
	Hyflux, Ltd.	11,000	14,955
	Jardine Cycle & Carriage, Ltd.	20,182	143,403
	Jaya Holdings, Ltd.	23,000	20,136
	Jurong Technologies Industrial Corp., Ltd.	51,000	36,550
*	K1 Ventures, Ltd.	148,000	35,205
	Keppel Corp., Ltd.	15,000	142,844
	Keppel Land, Ltd.	50,000	140,759
	Keppel Telecommunications and Transportation, Ltd.	43,000	44,259
	Kim Eng Holdings, Ltd.	46,000	38,202
	K-REIT Asia	6,600	6,207
	Labroy Marine, Ltd.	67,000	70,630
	Metro Holdings, Ltd.	145,000	70,873
*	MFS Technology, Ltd.	28,000	15,463
	MMI Holdings, Ltd.	68,000	38,642
	MobileOne, Ltd.	30,000	38,904
	Neptune Orient Lines, Ltd.	69,000	84,422
	Osim International, Ltd.	32,000	35,534
	Overseas Chinese Banking Corp., Ltd.	66,000	270,136
	Parkway Holdings, Ltd.	28,000	42,639
	Raffles Education Corp., Ltd.	13,000	21,618
	Raffles Holdings, Ltd.	91,000	41,387
	Robinson & Co., Ltd.	9,000	36,257
	SBS Transit, Ltd.	27,500	37,568
	SembCorp Industries, Ltd.	60,000	132,573

	SembCorp Marine, Ltd.	23,000	50,505
	Singapore Airlines, Ltd.	35,000	293,433
	Singapore Land, Ltd.	13,000	57,763
	Singapore Petroleum Co., Ltd.	6,000	18,440
	Singapore Post, Ltd.	57,000	36,893
	Singapore Press Holdings, Ltd.	51,000	128,869
	Singapore Technologies Engineering, Ltd.	31,000	57,494
	Singapore Telecommunications, Ltd.	69,350	110,466
	SMRT Corp., Ltd.	29,000	19,715
	Starhub, Ltd.	22,000	33,653
*	STATS ChipPAC, Ltd.	168,000	107,807
*	STATS ChipPAC, Ltd. ADR	5,000	31,800
	Straits Trading Co., Ltd.	32,000	57,897
	Unisteel Technology, Ltd.	27,000	33,969
	United Engineers, Ltd.	27,000	31,695
	United Overseas Bank, Ltd.	48,000	475,507
*	United Test & Assembly Center, Ltd.	130,000	61,814
	UOB-Kay Hian Holdings, Ltd.	59,000	46,076
	UOL Group, Ltd.	68,000	135,541
	Venture Corp., Ltd.	28,000	206,043
	WBL Corp., Ltd.	15,000	43,235
	Wheelock Properties (S), Ltd.	44,000	46,944

TOTAL — SINGAPORE			5,165,886

SPAIN — (2.6%)
COMMON STOCKS — (2.6%)
	Abengoa SA	3,925	104,156
#	Abertis Infraestructuras SA	4,665	113,899
	Acciona SA	2,246	343,117
#	Acerinox SA	26,295	495,311
	Actividades de Construccion y Servicios SA	3,700	166,000
	Adolfo Dominguez SA	642	37,031
	Altadis SA	4,421	209,398
	Amper SA	2,702	32,756
	Antena 3 de Television SA	3,047	70,133
*	Avanzit SA	12,014	38,176
	Banco de Andalucia SA	1,700	211,456
	Banco de Sabadell SA	21,112	771,246
#	Banco de Valencia SA	2,918	129,238
	Banco Espanol de Credito SA	30,045	549,591
	Banco Guipuzcoano SA	2,278	70,469
	Banco Pastor SA	14,376	203,855
	Banco Popular Espanol SA	54,140	849,981
	Banco Santander Central Hispano SA	150,605	2,339,170
	Banco Santander Central Hispano SA Sponsored ADR	117,200	1,824,804
#	Bankinter SA	7,462	506,942
*	Baron de Ley SA	568	29,906
	Campofrio Alimentacion SA	1,624	30,472
	Cementos Portland Valderrivas SA	2,665	272,079
	Cia Espanola de Petroleous SA	845	59,297
*	Cintra Concesiones de Infraestructuras de Transporte SA	14,400	191,320
	Compania de Distribucion Integral Logista SA	1,223	74,236
	Construcciones y Auxiliar de Ferrocarriles SA	212	28,504
	Corp Mapfre SA	12,555	251,639

#	Duro Felguera SA	4,524	25,158
	Ebro Puleva SA	11,664	250,399
	Electnor SA	1,385	45,232
	Enagas SA	11,190	255,006
# *	Ercros SA	23,413	20,974
	Faes Farma SA	1,654	45,336
	Fomento de Construcciones y Contratas SA	2,929	228,466
	Gamesa Corporacion Tecnologica SA	11,000	231,812
	Gas Natural SDG SA	15,669	524,747
#	Grupo Catalana Occidente SA	12,195	329,866
	Grupo Empresarial Ence SA	2,843	125,446
	Grupo Ferrovial SA	1,848	143,619
	Iberdrola SA	9,451	351,209
	Iberia Lineas Aereas de Espana SA	42,477	106,091
	Indra Sistemas SA	3,820	79,389
	Industria de Diseno Textil SA	3,183	143,447
	Inmobiliaria Urbis SA	2,638	86,849
*	La Seda de Barcelona SA	9,997	23,055
*	La Seda de Barcelona SA Issue 06	19,994	46,108
	Mecalux SA	2,334	83,122
*	Mecalux SA Issue 06	103	3,690
	Metrovacesa SA	1,082	102,404
	Natra SA	4,183	44,985
*	Natraceutical SA	20,699	37,417
	Obrascon Huarte Lain SA	3,573	67,347
	Pescanova SA	1,025	32,017
	Prosegur Cia de Seguridad SA	1,270	34,143
	Red Electrica de Espana SA	6,077	234,471
	Repsol YPF SA	1,793	51,587
	Repsol YPF SA ADR	22,900	657,688
#	Sacyr Vallehermoso SA	4,288	165,366
*	Service Point Solutions SA	10,760	35,975
	Sociedad General de Aguas de Barcelona SA Class A	8,453	237,156
*	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	10,262	54,719
*	Sogecable SA	868	28,540
	Sol Melia SA	6,505	116,565
	SOS Cuetara SA	7,058	107,612
	Tavex Algodonera SA	7,016	30,287
*	Tecnocom Telecomunicaciones y Energia SA	2,289	30,726
*	Tele Pizza SA	12,397	50,648
	Telefonica SA	5,983	102,705
*	Telefonica SA Sponsored ADR	11,500	591,445
	Tubacex SA	21,305	126,698
	Tubos Reunidos SA	3,382	67,777
	Union Fenosa SA	2,756	120,523
	Unipapel SA	1,050	26,625
	Uralita SA	11,468	63,991
	Vidrala SA	1,218	28,683
	Viscofan SA	6,616	96,905
#	Zardoya Otis SA	4,817	140,710
# *	Zeltia SA, Madrid	6,859	51,303

TOTAL — SPAIN			16,690,221

SWEDEN — (2.5%)
COMMON STOCKS — (2.5%)
*	Active Biotech AB	3,400	29,564
	Addtech AB Series B	1,400	20,684
	Alfa Laval AB	7,300	241,843
	Angpanneforeningen AB Series B	1,800	28,807
	Assa Abloy AB Series B	36,400	638,916
	Atlas Copco AB Series A	7,400	190,899
	Atlas Copco AB Series B	4,500	108,848
	Axfood AB	3,700	112,977
	Axis AB	3,500	29,477
	Ballingslov International AB	800	17,539
	Beijer Alma AB	3,200	31,779
#	Bergman & Beving AB Series B	2,000	39,289
	Bilia AB Series A	1,000	13,010
	Billerud AB	6,400	98,892
#	Boliden AB	21,500	403,323
*	Cantena AB	500	6,348
*	Capio AB, Goethenburg	11,880	200,874
	Cardo AB	2,600	77,115
	Castellum AB	3,600	38,741
	Clas Ohlson AB Series B	2,150	46,481
	Concordia Maritime AB Series B	3,500	22,220
	D. Carnegie & Co. AB	4,400	78,290
	Electrolux AB Series B	45,500	703,589
#	Elekta AB Series B	5,200	91,934
	Eniro AB	5,200	60,809
	Fabege AB	6,500	129,158
	Fagerhult AB	700	12,402
	Getinge AB	6,000	109,370
	Gunnebo AB	3,800	38,874
	Haldex AB	3,000	56,960
	Hennes & Mauritz AB Series B	5,050	196,061
	Hoganas AB Series B	4,100	105,233
	Holmen AB Series B	8,400	351,743
*	Husqvarna AB Series B	13,700	147,931
	IBS AB Series B	11,000	37,602
*	Industrial & Financial Systems AB Series B	13,000	16,676
	Intrum Justitia AB	6,800	60,552
	JM AB	12,988	202,599
	Klovern AB	9,100	28,634
	Kungsleden AB	12,300	119,195
	Lennart Wallenstam Byggnads AB Class B	3,300	43,455
	Lindex AB	3,600	46,716
# *	Lundin Petroleum AB	8,400	92,582
#	Meda AB Series A	5,800	118,894
*	Metro International SA SDR Series A	1,610	2,037
*	Metro International SA SDR Series B	3,220	4,156
*	Micronic Laser Systems AB	1,900	20,309
*	Modern Times Group AB Series B	3,550	185,034
	Munters AB	1,650	64,616
	NCC AB Series B	6,200	129,225
	New Wave Group AB Series B	2,500	27,122
	NIBE Industrier AB	2,800	31,318
	Nobia AB	4,800	149,378
	Nolato AB Series B	3,000	32,923

	Nordea Bank AB	97,800	1,227,882
*	Observer AB	8,800	38,558
	OMX AB	11,400	172,932
	Partnertech AB	1,500	26,708
	PEAB AB Series B	6,400	104,172
*	Pergo AB	5,000	33,162
*	Proffice AB	13,600	31,317
	Protect Data AB	1,500	22,895
	Q-Med AB	2,400	33,043
	Rederi AB Transatlantic Series B	6,000	34,156
	Sandvik AB	27,000	295,855
	Scania AB Series A	1,500	70,033
	Scania AB Series B	6,600	313,394
	Securitas AB Series B	11,000	193,678
	Skandinaviska Enskilda Banken Series A	33,800	874,665
	Skanditek Industrifoervaltnings AB	4,000	21,528
	Skanska AB Series B	45,700	720,035
	SKF AB Series A	2,600	37,182
	SKF AB Series B	47,500	680,186
	Skistar AB	6,000	98,650
	SSAB Svenskt Stal AB Series A	18,800	361,774
	SSAB Svenskt Stal AB Series B	9,600	174,807
	Studsvik AB	1,000	27,528
	Svenska Cellulosa AB Series B	16,800	719,753
	Svenska Handelsbanken Series A	42,900	1,119,201
*	SWECO AB	800	22,420
	Swedish Match AB (Frueher Svenska Taendsticks AB)	11,500	194,470
	Tele2 AB Series B	35,350	350,001
# *	Teleca AB Series B	4,200	18,730
	Telefonaktiebolaget LM Erricson Sponsored ADR	4,400	146,960
# *	Telelogic AB	17,000	32,149
	TeliaSonera AB	95,500	590,862
	Trelleborg AB Series B	10,800	209,933
	Volvo AB Series A	6,200	360,080
	Volvo AB Series B	3,300	187,996
	Volvo AB Sponsored ADR	10,900	621,191
	WM-data AB Series B	33,000	115,745

TOTAL — SWEDEN			16,176,634

SWITZERLAND — (6.1%)
COMMON STOCKS — (6.1%)
	A. Hiestad Holding AG	35	36,898
	ABB, Ltd.	31,038	413,011
	ABB, Ltd. ADR	16,400	218,776
*	Actelion, Ltd.	1,123	150,455
	Adecco SA	986	57,584
	Adecco SA ADR	12,700	185,547
	AFG Arbonia-Forster Holding AG	224	79,101
	Agie Charmilles Holding AG	272	33,028
	Allreal Holding AG	675	70,990
	Also Holding AG	635	32,038
	Ascom Holding AG	2,673	29,056
	Bachem AG	487	31,841
	Baloise-Holding AG	7,973	663,523

	Bank Coop AG	663	43,443
	Bank Sarasin & Cie Series B	41	115,206
	Banque Cantonale de Geneve	173	29,439
	Banque Cantonale Vaudoise	482	182,520
	Banque Privee Edmond de Rothschild SA	2	41,110
	Barry Callebaut AG	381	169,784
*	Basilea Pharmaceutica AG	210	30,246
	Belimo Holdings AG	65	52,181
	Berner Kantonalbank	955	159,759
	BKW FMB Energie AG	2,685	278,931
	Bobst Group AG	657	28,076
	Bossard Holding AG	422	27,886
	Bucher Industries AG	930	81,351
	Charles Voegele Holding AG	995	78,832
	Ciba Specialty Chemicals AG	3,487	195,444
	Ciba Specialty Chemicals AG ADR	6,500	182,390
	Clariant AG	26,663	324,417
	Compagnie Financiere Richemont AG Series A	36,616	1,740,273
	Converium Holding AG	16,991	201,155
	Conzzeta Holdings AG	28	48,878
	Credit Suisse Group	19,180	1,069,006
	Credit Suisse Group ADR	61,600	3,443,440
	Daetwyler Holding AG	11	46,861
	Eichhof Holding AG	34	45,634
	Emmi AG	295	38,131
#	Ems-Chemie Holding AG	1,210	136,090
	Energiedienst Holding AG	377	153,817
	Fischer (Georg) AG	361	169,720
	Flughafen Zuerich AG	460	110,678
*	Forbo Holding AG, Eglisau	122	35,097
	Galenica Holding AG	599	131,464
	Geberit AG	313	364,182
	Getaz Romang Holding SA	87	50,264
	Givaudan SA	891	718,206
	Gurit Holding AG	27	16,718
	Helvetia Patria Holding	456	136,282
	Holcim, Ltd.	17,272	1,398,860
*	Implenia AG	1,760	33,781
	Industrieholding Cham AG	90	26,215
	Interroll-Holding SA	144	39,942
	Intershop Holding AG	192	43,103
	Jelmoli Holding AG	47	86,966
	Julius Baer Holding AG	7,190	690,221
	Kaba Holding AG	102	27,572
*	Kardex AG	629	28,547
	Komax Holding AG	413	41,263
#	Kudelski SA	742	21,715
	Kuehne & Nagel International AG	2,463	173,288
	Kuoni Reisen Holding AG	341	178,313
	Lem Holdings SA	157	17,634
	Lindt & Spruengli AG	9	209,521
*	Logitech International SA	20,327	441,684
	Lonza Group AG	5,672	369,850
	Luzerner Kantonalbank	961	204,610
*	Medisize Holding AG	270	18,865

#	Micronas Semiconductor Holding AG	2,227	51,226
	Mobilezone Holding AG	6,928	36,477
	Nestle SA	9,608	3,301,029
	Nobel Biocare Holding AG	1,067	259,909
	Novartis AG	879	50,145
	Novartis AG ADR	27,400	1,565,088
	OZ Holding AG	401	30,927
	Phoenix Mecano AG	93	37,756
	Phonak Holding AG	2,330	139,053
#	PSP Swiss Property AG	3,701	192,307
	PubliGroupe SA	203	64,920
	Rieters Holdings AG	515	221,515
	Roche Holding AG Bearer	454	88,302
	Roche Holding AG Genusschein	11,120	2,048,879
	Romande Energie Holding SA	53	58,785
	Saurer AG	1,670	141,022
	Schindler Holding AG	1,732	92,071
	Schweiter Technology AG	167	42,773
	Schweizerhall Holding AG	326	30,980
	Schweizerische National Versicherungs Gesellschaft	107	58,669
	Serono SA	70	48,891
	Serono SA ADR	8,600	150,328
*	SEZ Holding AG	1,273	30,438
	SGS SA	197	180,115
	SIA Abrasives Holding AG	132	41,022
	Siegfried Holding AG	269	36,925
	Sig Holding AG	386	91,883
	Sika AG	309	387,091
	St. Galler Kantonalbank	307	117,076
	Straumann Holding AG	373	77,389
	Sulzer AG	554	448,487
	Swatch Group AG	4,796	934,728
	Swiss Life Holding	5,252	1,270,236
	Swiss Prime Site AG	1,550	77,531
	Swiss Reinsurance Co.	23,564	1,797,278
	Swisscom AG	284	95,391
	Swisscom AG Sponsored ADR	2,500	84,425
	Swissfirst AG	833	50,903
*	Swisslog Holding AG	35,818	37,743
	Swissquote Group Holding SA	110	28,596
	Syngenta AG ADR	35,300	1,041,703
	Tamedia AG	488	53,354
	Tecan Group AG	767	40,492
*	Temenos Group AG	4,119	48,156
	The Swatch Group AG	7,829	308,787
	UBS AG	38,569	2,180,279
	UBS AG ADR	21,800	1,237,586
# *	Unaxis Holding AG	885	260,620
*	Unilabs SA	832	25,674
	Valiant Holding AG	2,174	239,733
	Valora Holding AG	438	98,388
	Vaudoise Assurances Holdings SA	220	32,615
*	Von Roll Holding AG	18,963	38,373
	Vontobel Holdings AG	4,294	170,453
	Walliser Kantonalbank	73	29,067

	WMH Walter Meier Holding AG	589	64,111
	Zehnder Holding AG	18	28,631
	Zuger Kantonalbank	20	59,121
	Zurich Financial SVCS AG	9,949	2,267,847
TOTAL COMMON STOCKS			39,454,008

RIGHTS/WARRANTS — (0.0%)
*	Swisscom AG Options 09/13/06	284	722
*	Unilabs SA Warrants 12/15/08	832	439
TOTAL RIGHTS/WARRANTS			1,161

TOTAL — SWITZERLAND			39,455,169

UNITED KINGDOM — (19.9%)
COMMON STOCKS — (19.9%)
	Abacus Group P.L.C.	16,350	49,756
	Abbot Group P.L.C.	23,818	134,726
	Aberdeen Asset Management P.L.C.	31,351	94,088
	Acal P.L.C.	6,247	42,369
*	Acambis P.L.C.	6,465	16,871
	Admiral Group P.L.C.	11,210	144,446
	Aegis Group P.L.C.	55,034	133,598
	Aga Food Service Group P.L.C.	15,526	112,928
	Aggreko P.L.C.	30,368	162,853
	Alexon Group P.L.C.	6,447	17,449
*	Alizyme P.L.C.	11,276	25,128
	Alliance & Leicester P.L.C.	26,220	512,492
	Alliance Boots P.L.C.	10,213	149,934
	Alphameric P.L.C.	15,132	20,882
	Amec P.L.C.	14,547	89,502
	Amlin P.L.C.	73,392	397,159
	Amstrad P.L.C.	8,626	31,152
	Amvescap P.L.C.	3,416	35,261
*	Amvescap P.L.C. ADR	27,900	582,552
	Anglo American P.L.C.	50,269	2,175,053
	Anglo Pacific Group P.L.C.	11,890	32,558
	Anglo-Eastern Plantations P.L.C.	5,528	34,695
*	Anite Group P.L.C.	24,338	34,064
	Antofagasta P.L.C.	14,320	127,140
	Arena Leisure P.L.C.	52,926	40,045
	Arla Foods UK P.L.C.	36,286	33,342
	ARM Holdings P.L.C.	12,223	27,659
	ARM Holdings P.L.C. Sponsored ADR	52,400	356,320
	Arriva P.L.C.	26,308	298,146
	Ashtead Group P.L.C.	22,243	55,770
	Associated British Foods P.L.C.	21,475	338,912
*	AstraZeneca P.L.C. Sponsored ADR	13,000	846,820
	Atkins (WS) P.L.C.	8,746	141,677
	Atrium Underwriting P.L.C.	8,767	35,546
*	Autonomy Corp. P.L.C.	8,456	62,753
	Aveva Group P.L.C.	4,662	33,206
*	Avis Europe P.L.C.	43,933	54,308
	Aviva P.L.C.	110,019	1,546,109
	Avon Rubber P.L.C.	8,371	28,941

	AWG P.L.C.	8,363	207,167
*	Axis-Shield P.L.C.	4,466	26,765
	Babcock International Group P.L.C.	25,095	165,960
	BAE Systems P.L.C.	238,504	1,682,246
	Balfour Beatty P.L.C.	18,554	131,688
	Barclays P.L.C	35,698	447,252
	Barclays P.L.C. ADR	65,400	3,309,240
	Barr (A.G.) P.L.C.	2,172	46,598
	Barratt Developments P.L.C.	32,762	619,768
	BBA Group P.L.C.	49,463	251,302
	Bellway P.L.C.	16,193	374,485
	Bespak P.L.C.	4,034	51,616
	BG Group P.L.C.	866	11,323
	BG Group P.L.C. ADR	9,600	627,552
	BHP Billiton P.L.C.	15,780	301,034
	BHP Billiton P.L.C. ADR	1,900	72,960
*	Biocompatibles International P.L.C.	5,510	18,629
	Blacks Leisure Group P.L.C.	3,388	26,207
	Bloomsbury Publishing P.L.C.	9,538	58,671
	Bodycote International P.L.C.	43,624	194,158
	Bovis Homes Group P.L.C.	15,563	248,194
	BP P.L.C.	81,196	921,358
	BP P.L.C. ADR	103,300	7,029,565
	BPP Holdings P.L.C.	3,828	31,538
	Bradford & Bingley P.L.C.	87,912	758,211
	Braemar Seascope Group P.L.C.	1,400	10,558
	Brambles Industries P.L.C.	11,454	100,391
	Brewin Dolphin Holdings P.L.C.	20,433	59,448
	Brit Insurance Holdings P.L.C.	52,679	271,872
*	British Airways P.L.C.	22,545	176,316
*	British Airways P.L.C. Sponsored ADR	2,700	211,464
	British American Tobacco P.L.C.	5,648	155,194
	British American Tobacco P.L.C. Sponsored ADR	3,900	217,425
*	British Energy Group P.L.C.	16,905	215,921
	British Land Co. P.L.C.	20,715	538,468
	British Polythene Industries P.L.C.	1,311	12,189
	British Sky Broadcasting Group P.L.C.	20,913	223,869
*	British Sky Broadcasting Group P.L.C. Sponsored ADR	3,500	150,325
	Brixton P.L.C.	27,309	273,806
	Brown (N) Group P.L.C.	35,968	153,972
	BSS Group P.L.C.	10,034	65,201
	BT Group P.L.C. ADR	8,300	390,598
	Bunzl P.L.C.	14,666	182,206
	Burberry Group P.L.C.	32,885	299,670
	Burren Energy P.L.C.	6,822	119,464
	Business Post Group P.L.C.	5,644	46,932
	Cable and Wireless P.L.C.	346,574	809,881
	Cadbury Schweppes P.L.C.	6,974	74,382
	Cadbury Schweppes P.L.C. ADR	9,200	393,484
*	Cairn Energy P.L.C.	6,567	266,428
	Capita Group P.L.C.	23,933	249,330
	Capital & Regional P.L.C.	10,238	196,315
	Carillion P.L.C.	29,078	175,813
	Carnival P.L.C.	7,642	328,234
	Carpetright P.L.C.	2,236	49,234

	Carphone Warehouse Group P.L.C.	32,433	173,526
	Castings P.L.C.	5,760	28,493
	Centrica P.L.C.	74,899	420,758
*	Charter P.L.C.	9,533	139,307
	Chemring Group P.L.C.	2,123	59,521
	Chloride Group P.L.C.	15,702	33,352
	Chrysalis Group P.L.C.	11,808	26,464
	Clarkson P.L.C.	1,797	33,340
	Close Brothers Group P.L.C.	14,505	252,242
*	CLS Holdings P.L.C.	3,247	34,332
	Cobham P.L.C.	84,708	277,033
	Collins Stewart Tullett P.L.C.	16,703	247,862
*	Colt Telecom Group P.L.C.	18,686	45,541
	Communisis P.L.C.	17,096	19,204
	Compass Group P.L.C.	160,327	779,442
	Computacenter P.L.C.	12,219	61,028
	Cookson Group P.L.C.	26,301	273,678
	Corus Group P.L.C.	101,093	754,750
	Corus Group P.L.C. ADR	13,100	196,500
*	Costain Group P.L.C.	39,984	35,547
	Countrywide P.L.C.	13,970	108,386
	Cranswick P.L.C.	4,162	54,501
	Crest Nicholson P.L.C.	13,053	131,716
	Croda International P.L.C.	8,941	73,842
*	CSR P.L.C.	6,630	148,025
	Daejan Holdings P.L.C.	1,617	128,996
	Daily Mail & General Trust P.L.C. Series A	7,893	86,452
	Dairy Crest Group P.L.C.	16,766	178,439
*	Dana Petroleum P.L.C.	7,328	169,992
	Davis Service Group P.L.C.	23,742	219,014
	Dawson Holdings P.L.C.	4,336	8,104
	De La Rue P.L.C.	17,370	177,643
	De Vere Group P.L.C.	7,776	129,172
	Delta P.L.C.	13,459	33,043
	Derwent Valley Holdings P.L.C.	5,398	185,657
	Detica Group P.L.C.	7,375	42,388
	Development Securities P.L.C.	4,422	46,490
	Devro P.L.C.	13,279	29,322
	Diageo P.L.C. ADR	6,000	429,000
	Dicom Group P.L.C.	6,860	33,054
	Diploma P.L.C.	1,983	27,599
	Domestic & General Group P.L.C.	3,737	69,664
	Domino Printing Sciences P.L.C.	12,022	68,297
	DS Smith P.L.C.	41,051	122,714
	DSG International	225,765	881,666
	DTZ Holdings P.L.C.	3,558	41,538
*	easyJet P.L.C.	57,851	510,813
	Electrocomponents P.L.C.	32,044	145,798
	Elementis P.L.C.	51,576	87,328
	Emap P.L.C.	7,684	104,750
*	Emerald Energy P.L.C.	8,417	32,548
	EMI Group P.L.C.	43,629	222,208
	Ennstone P.L.C.	53,337	49,692
	Enodis P.L.C.	45,243	149,510
	Enterprise Inns P.L.C.	49,812	971,342

	Enterprise P.L.C.	9,173	77,872
*	Entertainment Rights P.L.C.	47,233	28,095
	Erinaceous Group P.L.C.	5,746	31,222
	Euromoney Institutional Investor P.L.C.	5,782	50,453
	European Motor Holdings P.L.C.	7,946	62,784
	Evolution Group P.L.C.	31,788	81,600
	Expro International Group P.L.C.	4,199	55,546
	F&C Asset Management P.L.C.	75,516	290,544
	Fenner P.L.C.	13,355	53,032
	Filtrona P.L.C.	10,470	53,906
	Filtronic P.L.C.	6,007	21,875
	Findel P.L.C.	6,630	71,432
	First Choice Holidays P.L.C.	47,491	191,992
	Firstgroup P.L.C.	18,524	164,719
	Fisher (James) & Sons P.L.C.	7,518	72,238
	FKI P.L.C.	64,656	119,236
	Forth Ports P.L.C.	4,383	153,456
*	Fortune Oil P.L.C.	97,801	10,831
	French Connection Group P.L.C.	5,511	19,138
	Friends Provident P.L.C.	127,533	451,760
	Fuller Smith & Turner P.L.C. Series A	1,937	47,993
	Future P.L.C.	19,568	11,835
	Gallaher Group P.L.C Sponsored ADR	2,300	159,344
	Gallaher Group P.L.C.	4,928	85,216
	Galliford Try P.L.C.	24,146	53,764
	Game Group P.L.C.	71,484	124,899
	GCAP Media P.L.C.	8,746	34,311
	GKN P.L.C.	88,880	516,070
	GlaxoSmithKline P.L.C. ADR	24,100	1,368,398
	Gleeson (M.J.) Group P.L.C.	5,711	41,787
	Go-Ahead Group P.L.C.	2,970	104,270
	Grainger Trust P.L.C.	9,661	91,160
	Great Portland Estates P.L.C.	11,932	128,405
	Greene King P.L.C.	21,006	337,569
	Greggs P.L.C.	1,042	83,236
	Group 4 Securicor P.L.C.	156,670	519,317
	Guiness Peat Group P.L.C.	39,039	63,158
	GUS P.L.C.	53,109	986,578
*	Gyrus Group P.L.C.	10,794	77,318
	Halfords Group P.L.C.	17,490	110,516
	Halma P.L.C.	43,188	156,582
	Hammerson P.L.C.	27,504	665,983
*	Hampson Industries P.L.C.	14,270	38,930
	Hanson P.L.C.	25,187	317,306
	Hanson P.L.C. ADR	3,600	226,800
	Hardy Underwriting Group P.L.C.	2,839	12,543
	Hardys & Hansons P.L.C.	2,504	50,284
	Hays P.L.C.	63,501	164,735
	HBOS P.L.C.	181,070	3,457,884
	Headlam Group P.L.C.	6,958	69,811
	Helical Bar P.L.C.	12,704	93,517
	Helphire Group P.L.C.	5,972	43,705
	Henderson Group P.L.C.	194,726	337,992
	Highway Insurance Holdings P.L.C.	9,271	12,461
	Hill & Smith Holdings P.L.C.	6,594	29,753

	Hiscox P.L.C.	50,729	230,894
	Hitachi Capital (UK) P.L.C.	10,529	45,164
	HMV Group P.L.C.	6,711	19,430
	Holidaybreak P.L.C.	1,695	23,663
	Homeserve P.L.C.	4,341	138,829
*	Homestyle Group P.L.C.	16,500	36,833
	Hornby P.L.C.	7,091	30,611
	House of Fraser P.L.C.	28,003	77,519
	HSBC Holdings P.L.C.	29,126	528,532
	HSBC Holdings P.L.C. ADR	77,000	7,002,380
	Hunting P.L.C.	10,588	90,227
	Huntleigh Technology P.L.C.	4,429	30,433
	Huntsworth P.L.C.	17,182	29,760
	ICAP P.L.C.	16,683	146,822
*	IG Group Holdings P.L.C.	18,700	83,926
	IMI P.L.C.	26,484	254,914
	Imperial Chemical Industries P.L.C.	10,976	77,849
	Imperial Chemical Industries P.L.C. Sponsored ADR	3,600	102,024
	Imperial Tobacco Group P.L.C.	4,964	171,116
	Imperial Tobacco Group P.L.C. ADR	4,100	283,433
	Inchcape P.L.C.	32,551	307,581
	Incisive Media P.L.C.	10,736	33,461
	Informa P.L.C.	17,214	143,540
*	Inmarsat P.L.C.	21,870	149,177
*	Innovation Group P.L.C.	127,488	71,044
*	Instore P.L.C.	12,812	8,051
*	Intec Telecom Systems P.L.C.	35,353	24,926
	InterContinental Hotels Group P.L.C.	4,350	76,148
	InterContinental Hotels Group P.L.C. ADR	22,137	390,718
	Intermediate Capital Group P.L.C.	3,438	85,403
	International Power P.L.C.	87,080	526,542
	International Power P.L.C. ADR	1,300	79,222
	Interserve P.L.C.	12,426	68,580
	Intertek Group P.L.C.	12,394	162,973
*	Invensys P.L.C.	51,375	198,563
	iSOFT Group P.L.C.	4,527	4,464
	Isotron P.L.C.	3,820	43,972
	Ite Group P.L.C.	13,126	30,067
	ITV P.L.C.	326,710	658,006
	Jardine Lloyd Thompson Group P.L.C.	4,188	31,275
	JJB Sports P.L.C.	33,936	114,520
	JKX Oil and Gas P.L.C.	6,519	37,460
	Johnson Matthey P.L.C.	15,461	388,920
	Johnson Service Group P.L.C.	3,879	28,772
	Johnston Press P.L.C.	34,683	268,095
	Kelda Group P.L.C.	19,211	301,604
	Keller Group P.L.C.	6,218	80,888
	Kensington Group P.L.C.	5,849	92,543
	Kesa Electricals P.L.C.	36,372	214,061
	Kier Group P.L.C.	3,256	99,716
	Kiln P.L.C.	24,615	43,100
	Kingfisher P.L.C.	190,647	856,473
	Ladbrokes P.L.C.	83,744	610,271
	Laing (John) P.L.C.	6,206	31,905
	Laird Group P.L.C.	23,191	175,719

	Land Securities Group P.L.C.	16,510	595,432
	Laura Ashley Holdings P.L.C.	56,367	26,838
	Lavendon Group P.L.C.	5,594	28,493
	Legal and General Group P.L.C.	581,422	1,456,082
	Liberty International P.L.C.	17,237	373,127
	Lloyds TSB Group P.L.C.	53,435	529,971
*	Lloyds TSB Group P.L.C. ADR	27,700	1,099,136
	LogicaCMG P.L.C.	81,056	240,410
*	London Clubs International P.L.C.	13,326	33,639
	London Merchant Securities P.L.C.	22,188	91,805
*	London Stock Exchange Group P.L.C.	3,279	71,986
	Lonmin P.L.C.	2,687	137,982
	Lookers P.L.C.	14,405	44,988
	Low & Bonar P.L.C.	17,518	40,017
	Luminar P.L.C.	10,675	111,507
	Man Group P.L.C.	36,420	292,885
	Management Consulting Group P.L.C.	27,367	29,955
	Marks & Spencer Group P.L.C.	35,147	396,393
	Marshalls P.L.C.	18,263	109,206
*	Marylebone Warwick Balfour Group P.L.C.	4,753	18,537
	Matalan P.L.C.	36,961	122,493
	McAlpine (Alfred) P.L.C.	12,935	118,361
	McBride P.L.C.	12,308	38,660
	McCarthy & Stone P.L.C.	9,772	201,975
	McKay Securities P.L.C.	2,290	17,659
	Meggitt P.L.C.	55,855	334,048
	Melrose Resources P.L.C.	5,297	37,855
	Metalrax Group P.L.C.	22,274	28,342
	MFI Furniture Group P.L.C.	81,573	130,995
	Mice Group P.L.C.	47,374	30,002
	Michael Page International P.L.C.	19,710	129,604
	Millennium and Copthorne Hotels P.L.C.	20,440	174,324
	Minerva P.L.C.	13,148	71,055
	Misys P.L.C.	32,644	153,620
	Mitchells & Butlers P.L.C.	69,261	737,936
	Mitie Group P.L.C.	39,195	144,831
	Morgan Crucible Company P.L.C.	34,439	179,639
	Morgan Sindall P.L.C.	4,603	95,162
	Morrison (Wm.) Supermarkets P.L.C.	188,278	793,405
	Morse P.L.C.	15,787	28,268
	Mothercare P.L.C.	4,989	32,582
	Mouchel Parkman P.L.C.	11,535	77,089
	Mucklow (A & J) Group P.L.C.	3,971	34,378
*	MyTravel Group P.L.C.	38,810	147,119
	National Express Group P.L.C.	9,476	148,734
	National Grid P.L.C.	12,791	155,456
	National Grid P.L.C. Sponsored ADR	3,700	225,330
	Nestor Healthcare Group P.L.C.	15,255	31,619
	Next P.L.C.	5,528	175,446
	Northern Foods P.L.C.	34,592	50,988
	Northern Rock P.L.C.	27,047	574,427
*	Northgate Information Solutions P.L.C.	67,595	93,854
	Northgate P.L.C.	8,310	155,062
	Northumbrian Water Group P.L.C.	24,729	119,851
*	NSB Retail Systems P.L.C.	42,949	23,899

	Old Mutual P.L.C.	321,393	1,002,844
	OPD Group P.L.C.	5,158	35,849
	Oxford Instruments P.L.C.	2,865	11,238
*	Pace Micro Technology P.L.C.	34,362	36,782
	Pearson P.L.C.	16,449	234,063
	Pearson P.L.C. Sponsored ADR	48,300	687,309
	Pendragon P.L.C.	11,643	114,930
	Pennon Group P.L.C.	15,792	140,497
	Persimmon P.L.C.	33,277	788,888
	Photo-Me International P.L.C.	11,337	23,046
	Premier Farnell P.L.C.	27,141	97,024
	Premier Foods P.L.C.	25,390	127,637
*	Premier Oil P.L.C.	8,219	161,195
*	Protherics P.L.C.	27,920	42,515
	Prudential P.L.C.	56,341	631,546
	Prudential P.L.C. ADR	5,900	133,104
	Psion P.L.C.	10,581	23,634
	Punch Taverns, Ltd.	32,853	578,154
	PZ Cuzzons P.L.C.	4,996	136,042
	Radstone Technology P.L.C.	4,950	35,585
	Rank Group P.L.C.	26,098	106,082
	Rathbone Brothers P.L.C.	4,243	93,060
	Reckitt Benckiser P.L.C.	10,430	433,055
	Redrow P.L.C.	21,590	207,066
	Reed Elsevier P.L.C.	8,601	92,268
	Reed Elsevier P.L.C. Sponsored ADR	3,200	137,504
*	Regent Inns P.L.C.	16,761	24,887
*	Regus Group P.L.C.	55,110	103,365
	Renishaw P.L.C.	2,171	32,747
	Rensburg Sheppards P.L.C.	3,761	48,658
	Rentokil Initial P.L.C.	94,902	271,598
	Resolution P.L.C.	23,719	268,703
	Restaurant Group P.L.C.	11,312	42,659
	Reuters Group P.L.C.	12,581	96,866
	Reuters Group P.L.C. Sponsored ADR	1,000	46,140
	Rexam P.L.C.	39,109	404,140
	RHM P.L.C.	24,440	129,294
	Ricardo P.L.C.	2,326	13,222
	Rio Tinto P.L.C.	2,961	149,380
*	Rio Tinto P.L.C. ADR	1,800	362,610
	RM P.L.C.	6,264	21,498
	Robert Walters P.L.C.	13,001	59,882
	Robert Wiseman Dairies P.L.C.	5,896	48,057
*	Rolls-Royce Group P.L.C.	109,036	905,962
	Rotork P.L.C.	5,485	76,054
	Royal & Sun Alliance Insurance Group P.L.C.	92,318	243,429
	Royal & Sun Alliance Insurance Group P.L.C. ADR	28,300	374,409
	Royal Bank of Scotland Group P.L.C.	136,490	4,629,696
	Royal Dutch Shell P.L.C. Series B	96,720	3,457,150
	RPC Group P.L.C.	6,129	27,288
	RPS Group P.L.C.	19,660	85,092
	S & U P.L.C.	2,614	28,435
	SABmiller P.L.C.	11,139	219,436
	Sage Group P.L.C.	86,613	394,788
	Sainsbury (J.) P.L.C.	116,654	791,567

	Salvesen (Christian) P.L.C.	20,498	28,962
*	Sanctuary Group P.L.C.	46,233	16,512
	Savills P.L.C.	6,824	67,914
	Schroders P.L.C.	13,795	238,621
	Schroders P.L.C. Non-Voting	9,432	156,284
	Scottish & Newcastle P.L.C.	64,398	674,914
	Scottish & Southern Energy P.L.C.	16,225	372,151
	Scottish Power P.L.C.	108,855	1,286,090
	Scottish Power P.L.C. ADR	14,444	683,635
*	SDL P.L.C.	8,590	33,527
	Senior P.L.C.	38,114	44,692
	Serco Group P.L.C.	32,503	217,877
	Severfield-Rowan P.L.C.	2,117	60,075
	Severn Trent P.L.C.	7,589	190,002
	Shaftesbury P.L.C.	10,457	113,863
	Shanks Group P.L.C.	35,714	127,868
	Shire P.L.C.	2,251	38,329
	Shire P.L.C. ADR	7,000	358,750
	Shore Capital Group P.L.C.	31,572	33,959
	SIG P.L.C.	7,147	127,011
	Signet Group P.L.C.	83,528	168,970
	Signet Group P.L.C. Sponsored ADR	5,400	109,512
	SkyePharma P.L.C. Sponsored ADR	800	3,872
	Slough Estates P.L.C.	33,727	421,889
	SMG P.L.C.	16,594	24,236
	Smith & Nephew P.L.C.	7,085	61,457
	Smith & Nephew P.L.C. Sponsored ADR	900	39,042
	Smith (WH) P.L.C.	16,841	155,119
	Smiths Group P.L.C.	10,607	173,668
*	Soco International P.L.C.	3,385	83,605
	Sondex P.L.C.	7,594	46,227
	Spectris P.L.C.	13,108	156,740
	Speedy Hire P.L.C.	4,594	76,362
	Spirax-Sarco Engineering P.L.C.	9,222	162,659
*	Spirent Communictions P.L.C.	54,266	47,024
	SSL International P.L.C.	14,196	78,490
	St. Ives P.L.C.	4,122	15,677
	St. Modwen Properties P.L.C.	15,724	140,146
	Stagecoach Group P.L.C.	39,401	86,988
	Standard Chartered P.L.C.	17,936	449,227
	Stanley (Charles) Group P.L.C.	4,542	29,036
	Stanley Leisure P.L.C.	6,452	80,667
	T. Clarke P.L.C.	2,296	10,872
	Tate & Lyle P.L.C.	59,172	824,970
	Taylor Nelson Sofres P.L.C.	13,398	47,930
	Taylor Woodrow P.L.C.	71,691	468,221
	TDG P.L.C.	6,362	25,898
	Ted Baker P.L.C.	3,510	32,605
	Teesland P.L.C.	24,352	41,934
	Telent P.L.C.	5,015	47,642
	Tesco P.L.C.	252,337	1,813,456
*	Thus Group P.L.C.	13,708	31,008
	Tomkins P.L.C.	14,460	78,398
	Tomkins P.L.C. Sponsored ADR	10,400	227,864
	Topps Tiles P.L.C.	16,053	74,047

	Town Centre Securities P.L.C.	5,250	56,419
	Travis Perkins P.L.C.	14,036	450,503
	Trinity Mirror P.L.C.	22,924	198,875
	TT electronics P.L.C.	10,659	36,131
	Tullow Oil P.L.C.	24,603	183,509
*	U.K. Coal P.L.C.	13,247	52,905
	Ultra Electronics Holdings P.L.C.	4,105	79,794
	Umeco P.L.C.	3,185	26,367
	Unilever P.L.C.	18,251	436,315
	Unilever P.L.C. ADR	27,900	671,832
	Uniq P.L.C.	12,866	41,364
	Unite Group P.L.C.	5,289	41,957
	United Business Media P.L.C.	14,638	172,001
	United Utilities P.L.C.	13,806	180,598
	United Utilities P.L.C. Sponsored ADR	2,200	57,816
	UTV P.L.C.	3,742	23,575
*	Vanco P.L.C.	1,966	15,906
	Vedanta Resources P.L.C.	11,940	310,560
*	Venture Production P.L.C.	5,672	87,239
*	Vernalis P.L.C.	15,428	18,154
	Victrex P.L.C.	4,734	68,542
	Viridian Group P.L.C.	10,252	195,489
	Vitec Group P.L.C.	5,002	44,730
	Vodafone Group P.L.C.	158,613	343,744
	Vodafone Group P.L.C. Sponsored ADR	193,462	4,205,864
	VT Group P.L.C.	9,731	91,009
	Wagon P.L.C.	6,755	26,142
	Warner Estate Holdings P.L.C.	3,238	44,581
	Weir Group P.L.C.	21,535	184,272
	Wellington Underwriting P.L.C.	50,224	88,739
	Wetherspoon (J.D.) P.L.C.	20,187	172,168
	Whatman P.L.C.	6,724	39,346
	Whitbread P.L.C.	31,002	722,778
	William Hill P.L.C.	14,985	181,331
	Wilmington Group P.L.C.	7,851	27,289
	Wilson Bowden P.L.C.	9,759	313,983
	Wimpey (George) P.L.C.	50,734	484,143
	Wincanton P.L.C.	9,558	59,984
*	Wolfson Microelectronics P.L.C.	5,439	49,574
	Wolseley P.L.C.	31,322	682,101
*	Wolseley P.L.C. ADR	3,300	72,468
	Wolverhampton & Dudley Breweries P.L.C.	10,485	270,099
	Wood Group (John) P.L.C.	38,851	169,284
	Woolworths Group P.L.C.	148,184	91,606
	Workspace Group P.L.C.	13,603	98,435
	WPP Group P.L.C.	16,973	206,830
	WPP Group P.L.C. ADR	15,800	959,218
	WSP Group P.L.C.	4,475	38,867
	XANSA P.L.C.	11,942	17,678
	XP Power P.L.C.	1,410	10,098
	Xstrata P.L.C.	26,069	1,173,205
	Yell Group P.L.C.	42,918	433,089
	Yule Catto & Co. P.L.C.	15,067	66,982
TOTAL COMMON STOCKS			128,198,358

RIGHTS/WARRANTS — (0.0%)
* Premier Foods P.L.C. Rights 09/07/06	25,390	38,917

TOTAL — UNITED KINGDOM		128,237,275

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS – (6.5%)
@ Repurchase Agreement, Bank of America Securities 5.3125%, 09/01/06 (Collateralized by $27,635,189 FNMA 5.862%(r), 08/01/36, valued at $28,560,001) to be repurchased at $28,004,132	$28,000	28,000,000

@ Repurchase Agreement, Countrywide Securities 5.29%, 09/01/06 (Collateralized by $6,393,441 FHLMC 6.000%, 06/15/32, valued at $8,067,980) to be repurchased at $7,909,784	7,909	7,908,622

Repurchase Agreement, PNC Capital Markets, Inc. 5.22%, 09/01/06 (Collateralized by $5,918,000 FHLMC 4.00%, 09/22/09, valued at $5,844,025) to be repurchased at $5,757,835	5,757	5,757,000
TOTAL TEMPORARY CASH INVESTMENTS		41,665,622

TOTAL INVESTMENTS - (100.0%)
(Cost $600,779,149)##		$643,819,070

EMERGING MARKETS CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2006

(Unaudited)

	Shares	Value ††

BRAZIL — (12.3%)
COMMON STOCKS — (1.5%)
Arcelor Brasil SA	41,496	$719,987
Cia de Saneamento do Parana	34,300	35,356
Companhia Siderurgica Nacional SA	14,000	412,687
Companhia Vale do Rio Doce ADR	164,600	3,529,024
Copesul Companhia Petroquimica do Sul	36,500	487,915
Empresa Brasileira de Aeronautica SA	79,200	775,377
Eternit SA	20,000	89,552
* Perdigao SA	47,264	496,007
* Sadia SA ADR	13,900	371,130
Souza Cruz SA	40,000	653,918
Tractebel Energia SA	152,200	1,373,633
TOTAL COMMON STOCKS		8,944,586

PREFERRED STOCKS — (10.8%)
Acesita SA	12,000	221,810
Ambev Cia de Bebidas das Americas	2,210,000	995,984
Ambev Cia de Bebidas das Americas ADR	20,200	906,172
Aracruz Celulose SA ADR	32,300	1,677,339
Aracruz Celulose SA Series B	90,000	463,853
Banci Itau Holding Financeira SA	12,900	388,143
Banco Bradesco SA	8,800	288,381
Banco Bradesco SA ADR	176,900	5,788,168
Banco Itau Holding Financeira SA ADR	124,400	3,786,736
Brasil Telecom Participacoes SA ADR	14,161	427,662
Brasil Telecom SA ADR	16,544	184,796
Braskem SA Preferred A	58,000	377,379
Braskem SA Special Preferred A Sponsored ADR	11,500	149,270
Centrais Electricas de Santa Catarina SA - CELESC Series B	330,000	252,425
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	13,634	375,753
Companhia Brasileira de Petroleo Ipiranga SA	40,000	317,724
Companhia de Tecidos Norte de Minas	970,000	87,761
Companhia Energetica de Minas Gerais	1,090,000	45,527
Companhia Energetica de Minas Gerais SA ADR	25,778	1,069,529
Companhia Paranaense de Energia-Copel ADR	8,100	88,533
Companhia Paranaense de Energia-Copel Series B	34,380,000	369,617
Companhia Siderurgica Nacional SA ADR	131,028	3,841,741
Companhia Vale do Rio Doce ADR	220,700	3,972,600
Companhia Vale do Rio Doce Series A	118,764	2,231,257
Confab Industrial SA	123,110	237,722
Contax Participacoes SA ADR	46,700	39,125
Distribuidora de Produtos de Petroleo Ipiranga SA	8,500	91,185
Duratex SA	46,000	461,287
* Eletropaulo Metropolita SA Preferred A	4,430,000	196,251

1

	Embratel Participacoes SA	101,200,000	316,250
	Embratel Participacoes SA ADR	12,781	198,233
	Empresa Brasileira de Aeronautica SA ADR	29,925	1,155,105
	Fertibras SA	2,400	35,821
	Forjas Taurus SA	51,000	73,503
	Gerdau SA	10,800	158,222
	Gerdau SA ADR	207,250	3,009,270
	Gol Linhas Aereas Inteligentes SA	37,000	1,286,199
	Industrias Romi SA	2,000	104,478
	Investimentos Itau SA	887,000	3,764,785
	Klabin SA	682,000	1,367,817
	Lojas Americanas SA	9,600,000	425,373
	Mahle-Metal Leve SA Industria e Comercio	8,666	145,511
	Marcopolo SA	72,200	139,753
	Metalurgica Gerdau SA	129,050	2,287,267
*	Net Servicos de Comunicacao SA	41,960	376,740
*	Paranapanema SA	11,900	103,514
	Perdigao SA ADR	2,400	50,568
	Randon Implementos e Participacoes SA	68,000	216,306
	Refinaria de Petroleo Ipiranga SA	10,000	151,586
	Sadia SA	330,000	897,341
	Sao Paulo Alpargatas SA	4,000	170,709
	Suzano Papel e Celullose SA	129,105	785,830
	Suzano Petroquimica SA	50,963	82,007
	Tele Norte Leste Participacoes SA	27,000	351,353
	Tele Norte Leste Participacoes SA ADR	66,700	859,763
	Telecomunicacoes de Sao Paulo SA	31,600	708,937
	Telemar Norte Leste SA	61,000	1,223,414
	Telemig Celular Participacoes SA	34,200,000	58,701
	Telemig Celular Participacoes SA ADR	1,563	52,845
*	Telemig Celular Participacoes SA Subscription Receipts	365,256	608
	Telesp - Telecomunicacoes de San Paulo SA ADR	31,000	702,150
	Tim Participacoes SA	33,168,415	96,690
	Tim Participacoes SA ADR	17,100	501,714
	Ultrapar Participacoes SA	11,600	207,761
	Ultrapar Participacoes SA Sponsored ADR	6,000	108,060
	Uniao des Industrias Petroquimicas SA Series B	137,280	103,728
	Unibanco-Uniao de Bancos Brasileiros SA ADR	83,147	6,015,685
	Unibanco-Uniao de Bancos Brasileiros Units SA	12,000	87,146
	Usinas Siderurgicas de Minas Gerais SA Series A	104,800	3,297,485
*	Vivo Participacoes SA	318,951	1,011,598
	Vivo Participacoes SA ADR	69,300	221,760
	Votorantim Celulose e Papel SA	42,937	692,720
	Votorantim Celulose e Papel SA ADR	142,100	2,292,073
	Weg SA	128,000	543,284
*	Whirlpool SA	51,787	28,502
TOTAL PREFERRED STOCKS			65,801,895

TOTAL — BRAZIL			74,746,481

CHILE — (3.1%)
COMMON STOCKS — (3.1%)
	Aguas Andinas SA Series A	903,929	327,486
	Banco de Chile	1,685,321	111,368
	Banco de Chile Series F ADR	3,397	134,793

2

Banco de Credito e Inversiones SA Series A	15,367	411,870
Banco Santander Chile SA Sponsored ADR	13,481	587,232
Bancoco Santander Chile SA	988,793	41,489
Banmedica SA	153,116	131,609
CAP SA (Compania de Aceros del Pacifico)	57,131	748,733
Cementos Bio-Bio SA	93,069	252,026
Colbun SA	3,074,849	548,471
Compania Cervecerias Unidas SA	30,221	149,988
Compania Cervecerias Unidas SA ADR	15,874	394,628
Compania de Consumidores de Gas Santiago SA	18,736	98,702
Compania de Telecomunicaciones de Chile SA Series A	58,608	106,166
Compania General de Electricidad SA	91,490	617,262
Compania SudAmericana de Vapores SA	89,173	112,084
Compania Telecomunicaciones de Chile SA Sponsored ADR	92,938	682,165
Corpbanca SA	79,878,560	398,655
Cristalerias de Chile SA	40,584	371,332
Distribucion y Servicio D&S SA	575,881	152,326
Distribucion y Servicio D&S SA ADR	18,865	299,576
Embotelladora Andina SA Series B	67,338	163,055
Embotelladora Andina SA Series B ADR	4,200	61,068
Empresa Nacional de Electricidad SA	351,708	335,455
Empresa Nacional de Electricidad SA ADR	51,500	1,474,445
Empresa Nacional de Telecomunicaciones SA	68,717	659,226
Empresas CMPC SA	80,047	2,211,872
Empresas Copec SA	241,277	2,252,216
Empresas Iansa SA	1,827,936	302,403
Enersis SA	1,676,555	415,265
Enersis SA ADR	110,212	1,362,220
Farmacias Ahumada SA	32,478	77,443
Lan Airlines SA	33,980	237,106
Lan Airlines SA ADR	1,600	55,776
Madeco Manufacturera de Cobre SA ADR	6,100	57,340
* Madeco SA	3,075,625	286,528
Masisa SA	199,060	32,012
Parque Arauco SA	324,409	207,478
S.A.C.I. Falabella SA	203,467	586,707
Sociedad Quimica y Minera de Chile SA ADR	5,100	561,000
Sociedad Quimica y Minera de Chile SA Series B	11,313	124,004
Vina de Concha y Toro SA	147,228	212,542
Vina de Concha y Toro SA ADR	3,500	100,625
* Vina San Pedro SA	8,136,038	72,187

TOTAL — CHILE		18,525,934

CZECH REPUBLIC — (1.6%)
COMMON STOCKS — (1.6%)
CEZ A.S.	95,465	3,558,392
Komercni Banka A.S.	17,043	2,553,164
Phillip Morris CR A.S.	439	183,730
* Telefonica 02 Czech Republic A.S.	125,145	2,752,019
Zentiva NV	16,600	880,608

TOTAL — CZECH REPUBLIC		9,927,913

3

HUNGARY — (2.4%)
COMMON STOCKS — (2.4%)
	BorsodChem NYRT	45,532	600,556
*	Danubius Hotel & Spa NYRT	4,737	127,104
	Demasz RT	1,579	142,176
	Egis Nyrt.	4,270	616,321
*	Fotex NYRT	51,760	138,981
*	Magyar Telekom Telecommunications P.L.C.	243,550	994,043
*	Magyar Telekom Telecommunications Sponsored ADR	4,200	84,588
	MOL Hungarian Oil & Gas NYRT	54,895	5,572,380
	OTP Bank NYRT	128,055	3,707,480
*	Pannonplast RT	8,510	139,550
*	RABA Automotive Holding P.L.C.	8,419	34,008
	Richter Gedeon NYRT	8,978	1,916,900
*	Synergon Information Systems	14,016	59,705
	Tiszai Vegyi Kombinat RT	8,616	228,656
	Zwack Unicum RT	611	31,659

TOTAL — HUNGARY			14,394,107

INDIA — (11.0%)
COMMON STOCKS — (11.0%)
	Aarti Industries, Ltd.	19,188	13,334
	Aban Offshore, Ltd.	9,095	239,643
	ABB, Ltd. India	4,906	294,399
	Adani Exports, Ltd.	86,478	222,204
	Aditya Birla Nuvo, Ltd.	18,664	321,824
	Adlabs Films, Ltd.	11,635	72,406
	Aftek Infosys, Ltd.	29,227	38,656
*	Agro Tech Foods, Ltd.	8,888	17,258
	Alembic, Ltd.	8,975	65,391
	Alfa Laval (India), Ltd.	3,088	52,439
	Alok Industries, Ltd.	71,782	96,528
	Alstom Projects India, Ltd.	28,137	165,498
	Amtek Auto, Ltd.	41,794	261,221
	Apollo Hospitals Enterprise, Ltd.	14,022	131,882
	Apollo Tyres, Ltd.	17,302	114,525
*	Aptech, Ltd.	23,684	59,636
	Arvind Mills, Ltd.	49,521	65,314
	Asahi India Glass, Ltd.	47,875	89,479
	Ashok Leyland, Ltd.	357,554	304,442
	Asian Hotels, Ltd.	5,399	73,154
	Asian Paints (India), Ltd.	16,667	227,901
	Astra Microwave Products, Ltd.	12,504	45,949
	Aurobindo Pharma, Ltd.	24,328	326,434
	Automotive Axles, Ltd.	2,927	29,388
	Avaya Globalconnect, Ltd.	6,138	33,393
	Aventis Pharma, Ltd.	4,646	164,954
	Aztec Software & Technology Services, Ltd.	13,636	42,373
	Bajaj Auto Finance, Ltd.	6,378	53,419
	Bajaj Auto, Ltd.	16,240	941,303
	Bajaj Hindusthan, Ltd.	27,710	178,426
	Balaji Telefilms, Ltd.	23,601	66,107
	Ballarpur Industries, Ltd.	72,602	179,183
	Balmer Lawrie & Co., Ltd.	3,958	33,209
	Balrampur Chini Mills, Ltd.	70,881	136,128

4

	Bank of Rajasthan, Ltd.	26,956	21,519
	Bannari Amman Sugars, Ltd.	3,050	60,214
	BASF India, Ltd.	7,608	35,342
*	Bata India, Ltd.	26,624	115,456
	Berger Paints India, Ltd.	58,405	100,656
	Bharat Earth Movers, Ltd.	11,262	231,466
	Bharat Forge, Ltd.	34,689	241,793
	Bharati Shipyard, Ltd.	6,996	47,169
	Biocon, Ltd.	21,042	170,141
*	Birla Corp., Ltd.	28,062	169,125
	Blue Dart Express, Ltd.	6,396	78,277
	Blue Star, Ltd.	4,186	59,079
	BOC India, Ltd.	18,710	68,209
	Bombay Dyeing & Manufacturing Co., Ltd.	12,073	166,137
	Bongaigaon Refinery & Petrochemicals, Ltd.	56,883	69,279
	Britannia Industries, Ltd.	5,609	130,866
	Cadila Healthcare, Ltd.	43,656	315,929
	Carborundum Universal, Ltd.	33,789	112,051
*	CCL Products (India), Ltd.	4,124	40,647
*	Ceat, Ltd.	18,802	41,330
	Century Enka, Ltd.	7,789	23,760
	Century Textiles & Industries, Ltd.	32,511	301,962
	CESC, Ltd.	23,568	147,687
	Chambal Fertilizers & Chemicals, Ltd.	157,883	119,693
	Chennai Petroleum Corp., Ltd.	37,048	156,766
	Cipla, Ltd.	61,496	330,355
	CMC, Ltd.	6,389	69,499
	Colgate-Palmolive (India), Ltd.	18,427	143,530
	Coromandel Fertilisers, Ltd.	33,827	45,954
	Crompton Greaves, Ltd.	51,575	231,625
	Cummins India, Ltd.	61,033	275,910
	Dabur India, Ltd.	37,794	110,804
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	22,901	39,855
	Dhampur Sugar Mills, Ltd.	20,664	46,337
	Dishman Pharmaceuticals & Chemicals, Ltd.	15,007	61,348
	Divi’s Laboratories, Ltd.	5,415	210,101
	D-Link (India), Ltd.	10,966	19,805
	Dr. Reddy’s Laboratories, Ltd.	89,368	1,381,304
	E.I.D. - Parry (India), Ltd.	27,838	102,239
	EIH, Ltd.	17,848	281,159
*	Elder Pharmaceuticals, Ltd.	5,586	43,867
	Electrosteel Casings, Ltd.	8,588	68,400
	Elgi Equipments, Ltd.	23,578	29,291
	Esab India, Ltd.	3,758	29,769
*	Escorts, Ltd.	19,930	36,547
*	Essar Steel, Ltd.	252,077	192,897
	Essel Propack, Ltd.	31,935	52,025
	Eveready Industries (India), Ltd.	16,226	34,886
	Everest Industries, Ltd.	4,500	12,558
	Exide Industries, Ltd.	31,716	237,945
	FAG Bearings (India), Ltd.	8,328	91,414
	FCI OEN Connectors, Ltd.	2,727	21,102
*	FDC, Ltd.	64,417	58,978
	Federal Bank, Ltd.	39,602	166,493
	Finolex Cables, Ltd.	11,452	85,898

5

	Finolex Industries, Ltd.	56,381	97,138
	Flextronics Software Systems, Ltd.	7,156	111,196
*	Gammon India, Ltd.	22,625	165,886
	Geodesic Information Systems, Ltd.	14,024	49,500
	Geometric Software Solutions Co., Ltd.	15,937	33,961
	GHCL, Ltd.	30,009	121,156
	Gillette India, Ltd.	8,242	145,126
	GlaxoSmithKline Consumer Healthcare, Ltd.	13,094	142,297
	GlaxoSmithKline Pharmaceuticals, Ltd.	11,972	311,503
	Glenmark Pharmaceuticals, Ltd.	26,645	197,890
	Godavari Fertilisers & Chemicals, Ltd.	14,439	19,224
*	Godfrey Phillips India, Ltd.	2,112	51,850
	Godrej Consumer Products, Ltd.	30,568	116,086
	Godrej Industries, Ltd.	85,686	185,645
*	Goetze (India), Ltd.	8,529	56,005
	Great Eastern Shipping Co., Ltd.	76,820	446,806
	Greaves Cotton, Ltd.	14,677	107,435
*	GTL Infrastructure, Ltd.	51,082	32,053
	GTL, Ltd.	66,782	206,346
	Gujarat Alkalies & Chemicals, Ltd.	29,420	112,794
	Gujarat Ambuja Cements, Ltd.	268,801	649,670
	Gujarat Fluorochemicals, Ltd.	22,657	252,232
	Gujarat Gas Co., Ltd.	2,650	56,996
	Gujarat Narmada Valley Fertilizers Co., Ltd.	42,736	90,027
	Gujarat State Fertilizers & Chemicals, Ltd.	33,482	126,027
	H.E.G., Ltd.	10,666	30,377
	HCL Infosystems, Ltd.	31,014	108,986
	HCL Technologies, Ltd.	34,503	429,693
	HDFC Bank ADR	2,200	125,136
	HDFC Bank, Ltd.	95,379	1,748,655
	Hero Honda Motors, Ltd. Series B	25,567	395,632
	Hexaware Technologies, Ltd.	39,813	130,012
*	Himachal Futuristic Communications, Ltd.	274,985	154,156
	Himatsingka Seide, Ltd.	32,849	83,082
	Hinduja TMT, Ltd.	18,344	234,861
	Hindustan Construction Co., Ltd.	73,973	169,867
	Hindustan Lever, Ltd.	196,517	990,864
*	Hindustan Motors, Ltd.	47,867	40,058
	Hindustan Oil Exploration Co., Ltd.	11,991	29,185
	Hindustan Sanitaryware & Industries, Ltd.	12,171	26,573
	Honeywell Automation India, Ltd.	2,155	60,880
	Hotel Leelaventure, Ltd.	35,924	225,292
	ICI India, Ltd.	10,671	72,546
	ICICI Bank Sponsored ADR	15,450	412,361
	I-Flex Solutions, Ltd.	24,522	749,033
	iGate Global Solutions, Ltd.	7,446	27,843
*	India Cements, Ltd.	132,686	571,157
	India Glycols, Ltd.	7,721	25,580
	Indiabulls Financial Services, Ltd.	32,342	216,296
	Indian Hotels Co., Ltd.	27,226	758,236
	Indian Petrochemicals Corp., Ltd.	70,789	442,583
	Indo Rama Synthetics (India), Ltd.	52,177	60,062
*	IndusInd Bank, Ltd.	114,041	105,539
	Industrial Development Bank of India, Ltd.	91,895	128,661
	Infosys Technologies, Ltd.	106,249	4,133,186

6

*	Infotech Enterprises, Ltd.	17,652	77,813
	IPCA Laboratories, Ltd.	9,634	80,299
*	Ispat Industries, Ltd.	145,697	37,254
	ITC, Ltd.	383,160	1,575,114
	IVRCL Infrastructures & Projects, Ltd.	30,263	149,611
	J.B. Chemicals & Pharmaceuticals, Ltd.	26,674	52,669
	J.K. Industries, Ltd.	17,588	42,755
	Jaiprakash Associates, Ltd.	34,057	315,618
	Jammu & Kashmir Bank, Ltd.	15,652	143,862
	JBF Industries, Ltd.	19,181	37,149
	Jindal Poly Films, Ltd.	15,442	45,979
	Jindal Saw, Ltd.	18,361	115,542
*	Jindal Stainless, Ltd.	55,146	114,938
	Jindal Steel & Power, Ltd.	13,200	420,502
	JSW Steel, Ltd.	57,257	338,485
*	Jubilant Organosys, Ltd.	42,122	187,113
	K.S.B. Pumps, Ltd.	4,173	46,099
	Karnataka Bank, Ltd.	45,806	109,034
	Karur Vysya Bank, Ltd.	4,400	25,942
*	KEC Infrastructures, Ltd.	12,355	6,218
	KEC International, Ltd.	12,355	68,564
	Kesoram Industries, Ltd.	17,302	140,003
	Kirloskar Oil Engines, Ltd.	35,962	159,444
	KPIT Cummins Infosystems, Ltd.	4,893	38,397
	Lakshmi Machine Works, Ltd.	268	110,628
	Larsen & Toubro, Ltd.	18,379	948,237
	LIC Housing Finance, Ltd.	34,627	122,255
	Lupin, Ltd.	18,968	204,603
	Madras Cements, Ltd.	3,597	219,350
	Maharashtra Scooters, Ltd.	2,000	11,731
*	Maharashtra Seamless, Ltd.	18,450	140,872
	Mahavir Spinning Mills, Ltd.	21,519	133,999
	Mahindra & Mahindra, Ltd.	53,442	745,185
	Mahindra Gesco Developers, Ltd.	6,822	102,624
	Mangalore Refinery & Petrochemicals, Ltd.	249,793	223,174
	Marico, Ltd.	11,197	122,637
	Maruti Udyog, Ltd.	37,610	697,076
	Mastek, Ltd.	9,778	71,546
*	Matrix Laboratories, Ltd.	84,937	498,672
*	Max India, Ltd.	5,000	72,413
	McDowell & Co., Ltd.	14,679	180,587
	Merck, Ltd.	6,714	76,376
	Micro Inks, Ltd.	1,512	9,253
	Monsanto India, Ltd.	2,665	95,286
	Moser Baer (India), Ltd.	48,279	197,636
	Motherson Sumi Systems, Ltd.	42,387	81,285
	Motor Industries Co., Ltd.	4,746	316,452
	Mphasis BFL, Ltd.	55,499	209,674
	MRF, Ltd.	901	71,759
*	Mukand, Ltd.	18,691	34,271
*	Mysore Cements, Ltd.	87,234	97,500
	Nagarjuna Construction Co., Ltd.	19,145	119,981
*	Nagarjuna Fertilizers & Chemicals, Ltd.	117,785	29,867
*	Nahar Exports, Ltd.	21,959	34,798
	Nahar Spinning Mills, Ltd.	6,331	29,152

7

*	Natco Pharma, Ltd.	10,444	24,215
	Navneet Publications (India), Ltd.	3,750	23,791
*	Nelco, Ltd.	8,380	14,408
	Nicholas Piramal India, Ltd.	21,801	106,057
	NIIT Technologies, Ltd.	23,567	94,554
	NIIT, Ltd.	1,650	12,196
	Nirma, Ltd.	22,924	189,127
*	Omax Autos, Ltd.	8,735	17,562
	Orchid Chemicals & Pharmaceuticals, Ltd.	22,803	99,197
*	Panacea Biotec, Ltd.	13,649	95,512
	Pantaloon Retail India, Ltd.	1,620	57,515
	Patni Computer Systems, Ltd.	33,362	261,843
*	Petronet LNG, Ltd.	182,990	192,882
	Pfizer, Ltd.	6,652	117,236
	Pidilite Industries, Ltd.	87,660	185,457
	Polaris Software Lab, Ltd.	26,391	63,511
*	Prism Cements, Ltd.	103,554	79,807
	Proctor & Gamble Hygiene & Health Care, Ltd.	3,614	67,997
	PSL, Ltd.	7,228	31,450
	PTC India, Ltd.	37,194	45,589
	Punjab Tractors, Ltd.	24,054	116,245
	Radico Khaitan, Ltd.	26,028	84,234
*	Rain Calcining, Ltd.	17,131	12,382
	Rallis India, Ltd.	3,736	22,762
	Ranbaxy Laboratories, Ltd.	77,805	680,860
	Raymond, Ltd.	26,541	247,314
*	Reliance Capital, Ltd.	8,237	82,321
*	Reliance Communications, Ltd.	164,752	1,059,856
	Reliance Energy, Ltd.	38,472	363,516
	Reliance Industries, Ltd.	340,143	8,170,757
*	Reliance Natural Resources, Ltd.	164,752	70,610
*	Rico Auto Industries, Ltd.	19,859	30,490
	Rolta India, Ltd.	19,375	91,649
	Ruchi Soya Industries, Ltd.	13,989	78,388
	Satyam Computer Services, Ltd.	106,250	1,848,047
	Satyam Computer Services, Ltd. ADR	2,800	106,876
	Sesa Goa, Ltd.	13,586	278,877
	Shree Cement, Ltd.	8,847	179,764
	Shriram Transport Finance Co., Ltd.	32,077	72,308
*	Shyam Telecom, Ltd.	12,891	16,760
	Siemens India, Ltd.	11,659	262,538
	SKF India, Ltd.	20,166	123,939
*	Solectron Centum Electronics, Ltd.	5,559	20,044
	Sona Koyo Steering Systems, Ltd.	17,879	35,228
	Sonata Software, Ltd.	38,398	23,811
	South India Bank, Ltd.	18,469	27,237
	Srei Infrastructure Finance, Ltd.	20,263	19,282
	SRF, Ltd.	21,324	108,299
	Sterling Biotech, Ltd.	75,296	177,950
*	Sterlite Industries (India), Ltd. Series A	93,676	835,011
	Sterlite Optical Technologies, Ltd.	15,155	56,641
	Strides Arcolab, Ltd.	10,825	65,293
	Subex Azure, Ltd.	9,445	91,794
	Sun Pharmaceuticals Industries, Ltd.	13,243	257,516
	Sundaram-Clayton, Ltd.	3,604	79,127

8

	Sundram Fastners, Ltd.	24,948	71,739
	Tata Chemicals, Ltd.	57,501	277,718
	Tata Consultancy Services, Ltd.	41,710	892,165
	Tata Elxsi, Ltd.	12,000	56,241
	Tata Investment Corp., Ltd.	10,415	87,536
	Tata Metaliks, Ltd.	11,728	36,820
	Tata Motors, Ltd.	100,367	1,822,866
	Tata Power Co., Ltd.	21,209	240,684
	Tata Steel, Ltd.	36,692	391,208
	Tata Tea, Ltd.	11,489	197,500
*	Tata Teleservices Maharashtra, Ltd.	229,520	93,068
	Texmaco, Ltd.	2,401	38,647
	Thermax, Ltd.	35,934	225,734
	Titan Industries, Ltd.	8,983	151,176
	Torrent Pharmaceuticals, Ltd.	32,231	132,160
*	Torrent Power AEC, Ltd.	15,826	72,167
	Trent, Ltd.	3,462	62,127
	Tube Investments of India, Ltd.	55,000	92,582
	TVS Motor Co., Ltd.	60,459	120,566
	Unichem Laboratories, Ltd.	11,679	59,873
	Unitech, Ltd.	128,245	532,912
*	United Phosphorus, Ltd.	57,577	289,385
	Usha Martin, Ltd.	17,535	61,459
	UTI Bank, Ltd.	89,978	663,462
*	Uttam Galva Steels, Ltd.	53,907	37,510
	Varun Shipping Co.	57,374	91,170
	Vesuvius India, Ltd.	5,903	29,055
	Videocon Industries, Ltd.	4,542	40,389
	Videsh Sanchar Nigam, Ltd.	46,062	412,024
	Visualsoft Technologies, Ltd.	7,727	15,025
	Voltas, Ltd.	8,630	174,940
*	Welspun India, Ltd.	16,850	31,725
*	Welspun-Gujarat Stahl Rohren, Ltd.	41,475	65,622
	Wipro, Ltd.	65,579	729,393
	Wockhardt, Ltd.	22,381	175,268
	Wyeth, Ltd.	8,554	105,720
	Zee Telefilms, Ltd. Series B	181,396	1,071,348
	Zensar Technologies, Ltd.	8,110	38,091
	Zuari Industries, Ltd.	10,870	41,414
TOTAL COMMON STOCKS			66,908,493

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd. Cumulative Preferred Shares	97,131	3,861

RIGHTS/WARRANTS — (0.0%)
*	Hindustan Oil Exploration Co., Ltd. Rights 10/06/06	3,997	3,199

TOTAL — INDIA			66,915,553

INDONESIA — (2.4%)
COMMON STOCKS — (2.4%)
	PT Apexindo Pratama Tbk	973,500	181,695
	PT Asahimas Flat Glass Tbk	126,500	30,598

9

	PT Astra Agro Lestari Tbk	280,000	283,025
	PT Astra Graphia Tbk	879,000	24,622
	PT Astra International Tbk	1,709,000	2,084,761
*	PT Bakrie & Brothers Tbk	6,100,000	110,661
*	PT Bakrieland Development Tbk	3,561,000	64,585
	PT Bank Central Asia Tbk	2,346,000	1,173,763
	PT Bank Danamon Indonesia Tbk	1,722,000	928,131
	PT Bank Niaga Tbk	2,500,000	192,311
*	PT Bank Pan Indonesia Tbk	7,210,000	364,629
	PT Berlian Laju Tanker Tbk	1,420,500	310,639
	PT Bumi Resources Tbk	8,192,000	675,387
	PT Ciputra Surya Tbk	963,000	77,257
	PT Citra Marga Nusaphala Persada Tbk	1,344,000	100,410
*	PT Energi Mega Persada Tbk	2,335,000	141,166
	PT Enseval Putera Megatrading Tbk	1,298,000	89,854
	PT Gudang Garam Tbk	529,500	587,336
	PT Indocement Tunggal Prakarsa Tbk	630,000	316,656
	PT Indofood Sukses Makmur Tbk	4,225,500	551,914
	PT Indosat Tbk	433,500	210,167
	PT Indosat Tbk ADR	23,270	566,625
	PT International Nickel Indonesia Tbk	164,000	396,273
	PT Jaya Real Property Tbk	352,500	22,535
	PT Kalbe Farma Tbk	2,066,500	254,183
	PT Kawasan Industry Jababeka Tbk	5,837,000	80,211
	PT Lautan Luas Tbk	320,000	13,548
*	PT Lippo Karawaci Tbk	1,776,000	171,767
	PT Matahari Putra Prima Tbk	1,255,500	104,831
	PT Mayorah Indah Tbk	680,500	73,973
	PT Medco Energi International Tbk	166,500	65,807
	PT Mitra Adiperkasa Tbk	794,000	82,766
*	PT Panin Insurance Tbk	1,249,000	32,226
*	PT Petrosea Tbk	93,500	63,244
*	PT Polychem Indonesia Tbk	2,109,000	51,006
	PT Ramayana Lestari Sentosa Tbk	2,539,000	217,721
	PT Samudera Indonesia Tbk	65,000	44,235
	PT Semen Gresik Tbk	77,000	214,545
	PT Summarecon Agung Tbk	1,017,800	101,768
	PT Telekomunikasi Indonesia Tbk	1,296,000	1,128,900
	PT Telekomunikasi Indonesia Tbk ADR	46,712	1,634,453
	PT Tempo Scan Pacific Tbk	201,500	150,457
	PT Timah Tbk	147,000	28,102
	PT Trimegah Sec Tbk	5,343,500	76,491
	PT Unilever Indonesia Tbk	407,500	200,312
	PT United Tractors Tbk	747,000	471,963
TOTAL COMMON STOCKS			14,747,509

RIGHTS/WARRANTS — (0.0%)
*	PT Bank Pan Indonesia Tbk Warrants 07/10/09	1,442,000	27,740

TOTAL — INDONESIA			14,775,249

10

ISRAEL — (4.0%)
COMMON STOCKS — (4.0%)
	Africa-Israel Investments, Ltd.	4,637	249,302
*	Albad Massuot Yitzhak, Ltd.	7,278	68,131
	Alony Hetz Properties & Investments, Ltd.	53,586	225,986
*	Alvarion, Ltd.	35,958	255,641
*	Alvarion, Ltd. ADR	2,700	19,008
	American Israeli Paper Mills, Ltd.	3,330	133,341
	Analyst I.M.S.	6,498	71,154
*	AudioCodes, Ltd.	21,307	214,028
*	AudioCodes, Ltd. ADR	8,275	82,253
	Azorim Investment Development & Construction Co., Ltd.	16,855	234,349
	Bank Hapoalim B.M.	549,606	2,416,863
	Bank Leumi Le-Israel	501,018	1,785,827
*	Baran Group, Ltd.	7,506	95,600
	Bezeq Israeli Telecommunication Corp., Ltd.	397,499	480,125
*	Blue Square Chain Stores Properties & Investments, Ltd.	7,827	73,642
	Blue Square-Israel, Ltd.	8,251	97,244
	Clal Industries, Ltd.	65,033	328,740
	Clal Insurance Enterprise Holdings, Ltd.	17,842	323,810
	Dan Vehicle & Transportation	6,979	37,199
*	Danya Cebus, Ltd.	14,928	110,479
	Delek Automotive Systems, Ltd.	18,473	117,850
	Delek Drilling LP, Ltd.	388,718	161,148
*	Delta-Galil Industries, Ltd.	11,796	95,217
*	Direct Insurance - I.D.I. Insurance Co., Ltd.	28,126	99,874
	Discount Investment Corp.	22,121	486,304
	Elbit Medical Imaging, Ltd.	8,168	188,505
	Elbit Systems, Ltd.	18,089	519,850
*	Electra (Israel), Ltd.	2,161	269,527
*	Electra Consumer Products	7,362	47,845
	Elron Electronic Industries, Ltd.	15,627	166,244
*	First International Bank of Israel, Ltd.	46,086	111,463
	FMS Enterprises Migun, Ltd.	4,108	184,074
*	Formula Systems (1985), Ltd.	11,370	118,844
	Frutarom	36,422	264,836
*	Hamlet (Israel-Canada), Ltd.	7,728	46,000
*	Housing & Construction Holding Co., Ltd.	95,740	100,122
	IBI Investment House, Ltd.	2,676	28,744
	IDB Development Corp., Ltd. Series A	19,697	514,930
	Industrial Building Corp., Ltd.	57,834	110,294
	Israel Chemicals, Ltd.	144,821	690,695
*	Israel Petrochemical Enterprises, Ltd.	11,901	86,277
	Israel Salt Industries, Ltd.	23,000	140,930
	Ituran Location & Control, Ltd.	9,288	131,427
*	J.O.E.L. Jerusalem Oil Exploration, Ltd.	9,140	100,630
	Knafaim Arkia Holdings, Ltd.	5,307	47,401
*	Koor Industries, Ltd.	5,478	276,206
*	Koor Industries, Ltd. ADR	15,730	159,659
	Leader Holding & Investments, Ltd.	28,600	47,426
*	Lipman Electronic Engineering, Ltd.	4,134	102,912
*	Lipman Electronic Engineering, Ltd. ADR	6,508	163,286
*	Magal Security Systems, Ltd.	5,270	52,635
*	Magic Software Enterprises, Ltd.	15,706	24,711
	Makhteshim-Agan Industries, Ltd.	208,063	1,063,084
*	Matav-Cable Systems Media, Ltd.	11,308	68,733
	Medtechnica, Ltd.	12,492	72,563
*	Mer Industries, Ltd.	3,208	18,352

11

*	Metalink, Ltd.	4,078	21,924
	Migdal Insurance Holdings, Ltd.	172,226	189,857
*	Miloumor, Ltd.	13,887	46,862
*	Mivtach Shamir Holdings, Ltd.	6,314	94,653
*	Naphtha Israel Petroleum Corp.	118,848	36,026
*	Neto M.E. Holdings, Ltd.	2,992	81,220
*	NICE Systems, Ltd.	8,520	213,276
*	NICE Systems, Ltd. ADR	16,200	404,352
	Nisko Industries (1992), Ltd.	7,419	43,711
*	OCIF Investments and Development, Ltd.	1,386	30,749
*	Orckit Communications, Ltd.	4,455	40,559
	Ormat Industries, Ltd.	42,531	423,278
	Osem Investment, Ltd.	18,069	156,441
	Partner Communications Co., Ltd.	24,379	227,105
	Partner Communications Co., Ltd. ADR	5,986	55,670
	Property and Building Corp., Ltd.	1,371	171,513
*	RADVision, Ltd.	7,771	128,921
*	Retalix, Ltd.	14,048	256,170
*	Scailex Corp., Ltd.	33,267	234,622
	Shrem Fudim Kelner & Co., Ltd.	9,687	32,011
	Strauss-Elite, Ltd.	14,778	142,403
	Suny Electronic Inc., Ltd.	30,533	105,099
*	Super-Sol, Ltd. Series B	81,999	246,333
	Tadiran Communications, Ltd.	5,857	183,892
	Telsys, Ltd.	5,676	42,878
	Teva Pharmaceutical Industries, Ltd.	11,056	385,270
	Teva Pharmaceutical Industries, Ltd. ADR	144,792	5,032,970
*	The Israel Land Development Co., Ltd.	13,079	45,033
*	Tower Semiconductor, Ltd.	43,444	60,168
*	Union Bank of Israel, Ltd.	41,579	177,227
	United Mizrahi Bank, Ltd.	126,470	704,820
	Urdan Industries, Ltd.	105,816	67,659

TOTAL — ISRAEL			24,263,992

MALAYSIA — (5.7%)
COMMON STOCKS — (5.7%)
	ACP Industries Berhad	166,600	38,478
	Aeon Co. (M) Berhad	60,200	94,052
	Affin Holdings Berhad	539,700	246,556
*	Airasia Berhad	428,000	157,116
	AMMB Holdings Berhad	1,369,000	912,213
	Amway (Malaysia) Holdings Berhad	63,300	109,564
	APM Automotive Holdings Berhad	72,800	42,623
*	Asia Pacific Land Berhad	531,500	44,783
	Asiatic Development Berhad	257,400	257,775
	Bandar Raya Developments Berhad	229,800	67,710
	Batu Kawan Berhad	129,500	328,309
*	Berjaya Capital Berhad	28,656	5,848
*	Berjaya Corp. Berhad ICULS	1,416,529	23,089
*	Berjaya Land Berhad	143,800	20,277
	Berjaya Sports Toto Berhad	301,100	364,753
	Bernas Padiberas Nasional Berhad	260,600	122,674
	Boustead Holdings Berhad	323,700	166,976
	British American Tobacco Berhad	47,600	537,038

12

	Bumiputra-Commerce Asset Holdings Berhad	780,007	1,164,960
	Cahya Mata Sarawak Berhad	149,500	40,261
	Carlsberg Brewery Malaysia Berhad	165,000	224,312
	Cement Industries of Malaysia Berhad	75,400	54,924
	Digi.Com Berhad	106,200	340,720
	DRB-Hicom Berhad	560,000	227,016
	Dutch Lady Milk Industries Berhad	18,300	48,327
*	E&O Property Development Berhad	48,633	9,428
	Eastern & Oriental Berhad (6468754)	194,533	51,930
*	Eastern & Oriental Berhad (B19ZLW1)	72,942	19,519
	ECM Libra Avenue Berhad	237,152	40,055
	Edaran Otomobil Nasional Berhad	71,500	39,777
	EON Capital Berhad	229,300	358,584
*	Fountain View Development Berhad	31,500	1,797
	Fraser & Neave Holdings Berhad	133,400	221,603
	Gamuda Berhad	619,900	683,379
	Genting Berhad	137,300	917,515
	Globetronics Technology Berhad	419,400	32,534
	Glomac Berhad	27,000	7,831
	Golden Hope Plantations Berhad	415,400	542,885
	Guiness Anchor Berhad	98,200	151,162
	Highlands and Lowlands Berhad	164,700	211,375
	Hong Leong Bank Berhad	267,500	388,475
	Hong Leong Financial Group Berhad	182,900	225,481
	Hong Leong Industries Berhad	93,600	102,696
	Hume Industries (Malaysia) Berhad	30,900	24,588
	Hwang-DBS (Malaysia) Berhad	123,200	50,782
	IGB Corp. Berhad	951,500	370,955
	IJM Corp. Berhad	377,400	610,954
	Integrated Logistics Berhad	93,600	54,570
	IOI Corp. Berhad	175,000	804,861
	IOI Properties Berhad	76,300	174,488
	Island & Peninsular Berhad	330,141	117,713
*	Jaks Resources Berhad	197,000	24,929
	Johor Land Berhad	13,950	3,665
	Keck Seng (Malaysia) Berhad	112,600	101,697
*	Kejora Harta Berhad	259,600	34,910
	KFC Holdings (Malaysia) Berhad	120,300	157,710
	Kian Joo Can Factory Berhad	113,200	74,062
	KLCC Property Holdings Berhad	640,000	382,282
	KNM Group Berhad	43,000	99,991
	Kuala Lumpur Kepong Berhad	183,900	571,447
*	Kub Malaysia Berhad	790,900	91,509
*	Kulim Malaysia Berhad	130,500	159,237
*	Land & General Berhad	1,077,500	52,901
	Landmarks Berhad	411,000	182,663
	Leader Universal Holdings Berhad	321,500	39,933
	Leong Hup Holdings Berhad	103,200	35,748
	Lingkaran Trans Kota Holdings Berhad	195,700	147,058
	Lion Diversified Holdings Berhad	235,100	295,620
	Lion Industries Corp. Berhad	278,300	59,478
	MAA Holdings Berhad	269,800	106,586
	Magnum Corp. Berhad	661,000	387,011
	Malakoff Berhad	195,200	514,721
	Malayan Banking Berhad	446,500	1,358,089

13

	Malayan Cement Berhad	1,110,000	243,111
	Malaysia Industrial Development Finance Berhad	395,600	106,135
	Malaysian Airlines System Berhad	181,400	148,949
	Malaysian Bulk Carriers Berhad	389,300	251,989
	Malaysian National Reinsurance Berhad	98,900	111,202
	Malaysian Oxygen Berhad	51,300	172,643
	Malaysian Pacific Industries Berhad	48,100	132,074
	Malaysian Plantations Berhad	571,600	335,862
*	Malaysian Resources Corp. Berhad	859,000	177,234
	Manulife Insurance (M) Berhad	80,100	46,973
	Maxis Communications Berhad	235,200	562,724
*	Measat Global Berhad	67,500	34,730
*	MEMS Technology Berhad	397,000	56,177
	MISC Berhad	330,100	759,111
	MK Land Holdings Berhad	457,600	69,045
	MMC Corp. Berhad	363,800	315,477
	MTD Infraperdana Berhad	527,000	142,796
	Muhibbah Engineering Berhad	55,000	25,185
*	Mulpha International Berhad	929,700	309,401
	Naim Cendera Berhad	105,600	86,808
	NCB Holdings Berhad	25,000	18,107
	Nestle (Malaysia) Berhad	26,600	173,074
	New Straits Times Press (Malaysia) Berhad	139,200	64,750
	O.Y.L. Industries Berhad	264,300	402,465
	Oriental Holdings Berhad	215,700	233,273
	OSK Holdings Berhad	413,766	163,996
	Pacificmas Berhad	71,500	120,640
	Panasonic Manufacturing Malaysia Berhad	31,400	80,594
	Pelikan International Corp. Berhad	52,600	44,621
	Petronas Dagangan Berhad	302,400	347,324
	Petronas Gas Berhad	148,500	358,794
	Plus Expressways Berhad	468,400	359,374
	Pos Malaysia & Services Holdings Berhad	357,900	443,404
	PPB Group Berhad	521,900	650,340
	Proton Holdings Berhad	278,000	373,582
	Puncak Niaga Holdings Berhad	117,000	81,118
	QL Resources Berhad	43,700	33,847
	Ranhill Berhad	380,700	128,304
*	Ranhill Utilities Berhad	60,000	20,941
	Resorts World Berhad	174,300	564,248
	RHB Capital Berhad	728,600	541,547
	Road Builders (Malaysia) Holdings Berhad	612,300	383,223
	Sarawak Enterprise Corp. Berhad	262,400	89,964
	Scomi Group Berhad	571,800	135,669
	Shell Refining Co. Federation of Malaysia Berhad	133,200	394,876
	Sime Darby Berhad	646,800	1,047,143
*	Sime Engineering Services Berhad	134,800	49,557
	SP Setia Berhad	443,800	455,352
	Star Publications (Malaysia) Berhad	212,100	199,782
	Subur Tiasa Holdings Berhad	70,700	71,722
	Sunrise Berhad	250,700	99,117
	Sunway City Berhad	164,000	79,960
*	Sunway Holdings, Inc. Berhad	395,900	47,848
	Supermax Corp. Berhad	57,250	42,016
	Ta Ann Holdings Berhad	61,100	127,334

14

	TA Enterprise Berhad	695,800	129,511
	Tan Chong Motor Holdings Berhad	515,700	191,388
	Telekom Malaysia Berhad	309,500	764,679
	Tenaga Nasional Berhad	363,125	902,302
*	Time Dotcom Berhad	428,200	76,710
*	Time Engineering Berhad	351,600	59,103
	Top Glove Corp. Berhad	57,900	136,245
*	Tradewinds Corp. Berhad	441,000	83,990
*	Tradewinds Plantation Berhad	116,000	57,643
	Transmile Group Berhad	76,800	252,978
	Tronoh Mines Malaysia Berhad	96,700	102,151
	Uchi Technologies Berhad	117,700	102,276
	UDA Holdings Berhad	165,300	125,953
	UEM World Berhad	366,500	144,074
	UMW Holdings Berhad	198,800	402,786
	Unico-Desa Plantations Berhad	382,200	52,520
	Unisem (M) Berhad	464,600	184,822
	United Malacca Rubber Estates Berhad	68,900	86,966
	United Plantations Berhad	80,200	185,304
*	Utama Banking Group Berhad	19,000	5,162
	Wah Seong Corp. Berhad	94,800	56,943
	Worldwide Holdings Berhad	84,200	73,173
	WTK Holdings Berhad	89,400	148,191
	YTL Corp. Berhad	564,400	805,744
	Yu Neh Huat Berhad	147,300	50,087

TOTAL — MALAYSIA			34,432,771

MEXICO — (10.1%)
COMMON STOCKS — (10.1%)
#	Alfa S.A. de C.V. Series A	220,400	1,070,398
	America Movil S.A. de C.V. ADR	221,775	8,274,425
#	America Movil S.A. de C.V. Series L	333,200	621,948
*	America Telecom S.A. de C.V. Series A	197,950	1,349,542
* #	Carso Global Telecom S.A. de C.V. Telecom Series A1	973,300	2,693,466
	Cementos de Mexico S.A.B de C.V. Series B	155,072	447,044
	Cemex S.A.B. de C.V. ADR	419,526	12,120,106
	Coca-Cola Femsa S.A. de C.V. ADR	20,460	603,979
	Coca-Cola Femsa S.A. de C.V. Series L	40,000	116,889
	Consorcio Ara S.A. de C.V.	132,000	614,463
	Controladora Comercial Mexicana S.A. de C.V. ADR	1,000	37,520
	Controladora Comercial Mexicana S.A. de C.V. Series B	326,200	612,767
*	Corporacion Geo S.A. de C.V. Series B	257,300	1,037,410
*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	103,800	185,477
	Embotelladora Arca S.A. de C.V., Mexico	404,615	1,171,620
* #	Empresas ICA S.A. de C.V	294,550	998,662
	Fomento Economico Mexicano S.A. de C.V. ADR	36,480	3,426,202
	Gruma S.A. de C.V. ADR	2,100	25,221
#	Gruma S.A. de C.V. Series B	133,600	403,385
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	217,200	758,701
#	Grupo Carso S.A. de C.V. Series A-1	620,300	1,847,324
	Grupo Cementos de Chihuahua S.A. de C.V.	185,254	665,783
	Grupo Continental S.A. de C.V.	139,700	243,225
	Grupo Elektra S.A. de C.V.	16,600	160,783

15

#	Grupo Financiero del Norte S.A. de C.V. Series C	836,572	2,448,477
	Grupo Financiero Inbursa S.A. de C.V. Series O	186,587	298,356
* #	Grupo Imsa S.A. de C.V.	35,000	134,702
	Grupo Industrial Bimbo S.A. de C.V. Series A	199,700	653,287
	Grupo Industrial Maseca S.A. de C.V. Series B	44,200	30,174
	Grupo Mexico S.A.B. de C.V. Series B	759,427	2,422,411
	Grupo Modelo S.A. de C.V. Series C	297,500	1,253,469
	Grupo Televisa S.A. (Certificate Representing Series A, Series D & Series L)	192,600	731,541
	Grupo Televisa S.A. de C.V. ADR	111,420	2,121,437
*	Impulsora del Desarrollo Economico de America Latina S.A. de C.V.	77,887	76,795
	Industrias Bachoco S.A. de C.V. ADR	2,500	50,450
	Industrias Penoles S.A. de C.V.	67,500	569,049
*	Industrias S.A. de C.V. Series B	264,600	807,891
	Kimberly Clark de Mexico S.A. de C.V. Series A	201,500	758,883
#	Organizacion Soriana S.A. de C.V. Series B	160,400	764,156
	Telefonos de Mexico S.A. de C.V.	105,800	128,167
	Telefonos de Mexico S.A. de C.V. ADR	225,025	5,432,103
*	TV Azteca S.A. de C.V. ADR	5,000	43,500
#	TV Azteca S.A. de C.V. Series A	843,900	556,777
*	Verzatec S.A. de C.V.	35,000	13,214
	Vitro S.A. de C.V.	146,600	163,218
	Wal-Mart de Mexico S.A. de C.V. Series V	774,643	2,640,598

TOTAL — MEXICO			61,584,995

PHILIPPINES — (0.9%)
COMMON STOCKS — (0.9%)
	Aboitiz Equity Ventures, Inc.	1,601,000	155,826
	Ayala Corp. Series A	60,680	523,911
	Ayala Land, Inc.	1,498,300	396,821
	Bank of the Philippine Islands	776,416	808,080
*	Belle Corp.	4,248,000	84,933
*	Benpres Holdings Corp.	1,472,000	31,211
*	Digital Telecommunications (Philippines), Inc.	2,049,000	51,519
	DMCI Holdings, Inc.	753,000	59,887
*	Equitable PCI Bank, Inc.	130,200	202,089
*	Filinvest Development Corp.	863,000	47,485
*	Filinvest Land, Inc.	4,573,750	121,915
	First Philippines Holdings Corp.	296,600	244,699
	International Container Terminal Services, Inc.	701,800	203,407
	Jollibee Food Corp.	309,915	194,609
*	Lepanto Consolidated Mining Co. Series B	6,800,000	35,960
	Megaworld Properties & Holdings, Inc.	7,493,000	247,046
	Metro Bank and Trust Co.	578,000	436,656
*	Metro Pacific Corp.	4,500,000	17,966
	Petron Corp.	1,692,000	132,871
	Philex Mining Corp. Series B	474,000	36,800
	Philippine Long Distance Telephone Co.	9,640	362,386
	Philippine Long Distance Telephone Co. ADR	10,300	385,632
*	Pilipino Telephone Corp.	2,194,000	169,950
	Semirara Mining Corp.	102,100	42,668
	SM Prime Holdings, Inc.	2,006,000	310,866
	Soriano (A.) Corp.	818,000	29,269

16

	Universal Robina Corp.	788,500	278,780
TOTAL COMMON STOCKS			5,613,242

RIGHTS/WARRANTS — (0.0%)
*	Lepanto Consolidated Mining Co. Rights 09/20/06	850,000	1,171

TOTAL — PHILIPPINES			5,614,413

POLAND — (2.8%)
COMMON STOCKS — (2.8%)
	Agora SA	18,340	186,936
*	Amica Wronki SA	6,831	43,598
	Bank Millennium SA	360,253	678,239
	Bank Pekao SA	22,888	1,479,771
	Bank Przemyslowo Handlowy BPH SA	3,963	1,013,589
	Bank Zackodni WBK SA	9,926	622,464
*	Bioton SA	206,306	130,158
*	Budimex SA	9,329	227,120
*	CCC SA	1,740	25,412
*	Cersanit SA	33,510	282,875
	Computerland SA	6,379	201,615
	Debica SA	6,060	112,110
*	Echo Investment SA	11,580	236,792
	Elektrobudowa SA	1,600	43,608
	Fabryki Mebli Forte SA	9,357	33,092
*	Farmacol SA	11,064	143,400
*	Getin Holdings SA	84,671	266,600
	Grupa Kety SA	11,179	571,662
*	Grupa Lotos SA	22,014	390,341
*	Impexmetal SA	5,207	267,070
	Kredyt Bank SA	31,252	156,212
*	Lentex SA	5,235	66,813
*	LPP SA	414	79,860
*	MNI SA	10,846	51,937
	Mondi Packaging Paper Swiecie SA	9,584	242,794
*	Mostostal Export SA	49,374	47,328
	Mostostal Siedlce SA	6,694	279,414
*	Mostostal Warszawa SA	6,264	45,946
	Netia Holdings SA	215,828	297,792
	Orbis SA	32,018	487,451
*	PBG SA	400	22,466
*	Pfleiderer Grajewo SA	12,046	165,927
	Polska Grupa Farmaceutyczna SA	7,367	160,287
*	Polski Koncern Miesny Duda SA	31,980	133,315
	Polski Koncern Naftowy Orlen SA	243,471	4,096,589
	Prokom Software SA	12,089	518,103
*	Provimi-Rolimpex SA	12,062	73,634
*	Raciborska Fabryka Kotlow SA	12,871	130,623
	Softbank SA	15,014	187,179
*	Stalexport SA	127,402	107,994
	Ster-Projekt SA	22,805	55,551
	Telekomunikacja Polska SA	258,467	1,695,917
*	TVN SA	7,590	263,631
*	Vistula SA	2,589	46,677

17

	Zaklad Przetworstwa Hutniczego Stalprodukt SA	2,505	252,329
	Zaklady Tluszcowe Kruszwica SA	5,218	104,629

TOTAL — POLAND			16,726,850

SOUTH AFRICA — (12.2%)
COMMON STOCKS — (12.2%)
	ABSA Group, Ltd.	64,389	920,588
	Adcorp Holdings, Ltd.	28,255	92,005
	Advtech, Ltd.	228,389	83,568
	Aeci, Ltd.	76,071	590,155
	Afgri, Ltd.	205,205	170,881
	African Oxygen, Ltd.	50,612	218,048
*	African Rainbow Minerals, Ltd.	54,531	453,851
	AG Industries, Ltd.	112,610	56,988
	Alexander Forbes, Ltd.	142,931	279,621
	Allied Electronics Corp., Ltd.	33,124	123,930
	Allied Technologies, Ltd.	41,955	322,103
	Amalgamated Appliance Holdings, Ltd.	95,258	71,682
	Anglo American Platinum Corp., Ltd.	10,842	1,216,414
	AngloGold Ashanti, Ltd.	5,614	257,068
	AngloGold Ashanti, Ltd. Sponsored ADR	34,247	1,579,814
	Argent Industrial, Ltd.	35,135	68,928
	Aspen Pharmacare Holdings, Ltd.	64,564	297,981
*	AST Group, Ltd.	345,273	27,764
	Astral Foods, Ltd.	18,063	214,029
	Aveng, Ltd.	241,664	893,932
	AVI, Ltd.	131,554	291,906
	Barloworld, Ltd.	106,458	2,002,641
*	Bell Equipment, Ltd.	39,897	94,149
	Bidvest Group, Ltd.	125,003	1,890,328
	Brandcorp Holdings, Ltd.	23,752	31,299
	Bytes Technology Group, Ltd.	83,518	150,995
	Capitec Bank Holdings, Ltd.	23,774	100,501
	Cashbuild, Ltd.	10,970	65,385
	Caxton & CTP Publishers & Printers, Ltd.	157,041	391,623
	Ceramic Industries, Ltd.	9,393	174,349
	City Lodge Hotels, Ltd.	15,848	116,427
	Datacentrix Holdings, Ltd.	30,023	13,809
	Datatec, Ltd.	87,566	345,255
	Delta Electrical Industries, Ltd.	17,700	46,598
*	Dimension Data Holdings PLC	605,641	418,838
*	Discovery Holdings, Ltd.	151,547	470,370
	Distell Group, Ltd.	63,221	358,936
	Distribution & Warehousing Network, Ltd.	66,542	88,056
	Dorbyl, Ltd.	16,666	31,955
*	Durban Roodeport Deep, Ltd.	121,292	169,290
	Edgars Consolidated Stores, Ltd.	155,574	611,002
	Ellerine Holdings, Ltd.	70,119	651,283
	Famous Brands, Ltd.	24,871	41,884
	FirstRand, Ltd.	866,828	2,143,114
	Foschini, Ltd.	74,181	462,557
*	Frontrange, Ltd. Escrow Shares	40,400	0
	Gold Fields, Ltd.	43,089	846,814
	Gold Fields, Ltd. Sponsored ADR	101,100	2,009,868

18

	Gold Reef Resorts, Ltd.	100,607	223,084
	Grindrod, Ltd.	132,515	236,141
	Group Five, Ltd.	41,627	179,716
*	Harmony Gold Mining Co., Ltd.	160,475	2,194,253
	Highveld Steel & Vanadilum Corp., Ltd.	10,726	91,431
	Hudaco Industries, Ltd.	13,331	88,733
	Iliad Africa, Ltd.	71,845	122,527
*	Illovo Sugar, Ltd.	60,261	149,505
	Impala Platinum Holdings, Ltd.	15,302	2,834,417
	Imperial Holdings, Ltd.	90,479	1,788,679
	Investec, Ltd.	23,075	1,125,196
	JD Group, Ltd.	81,573	752,584
	Johnic Communications, Ltd.	59,599	537,037
	Kumba Resources, Ltd.	17,641	356,141
*	Lewis Group, Ltd.	19,902	137,306
	Liberty Group, Ltd.	56,307	553,721
	Massmart Holdings, Ltd.	34,838	266,176
	Medi-Clinic Corp., Ltd.	175,173	509,546
*	Merafe Resources, Ltd.	984,598	83,158
	Metair Investment, Ltd.	2,436	79,289
*	Metorex, Ltd.	115,770	187,794
	Metropolitan Holdings, Ltd.	384,114	642,527
	Mittal Steel South Africa, Ltd.	125,087	1,322,119
	Mr. Price Group, Ltd.	81,127	219,412
	MTN Group, Ltd.	216,148	1,713,092
	Murray & Roberts Holdings, Ltd.	182,222	736,596
	Mustek, Ltd.	45,706	60,164
	Mvelaphanda Group, Ltd.	236,551	276,973
	Nampak, Ltd.	346,750	824,563
	Naspers, Ltd. Series N	80,709	1,391,269
	Nedbank Group, Ltd.	95,836	1,466,202
	Network Healthcare Holdings, Ltd.	571,146	926,335
	New Clicks Holdings, Ltd.	143,039	205,208
	Northam Platinum, Ltd.	82,136	421,249
	Nu-World Holdings, Ltd.	5,222	21,705
	Oceana Group, Ltd.	69,758	152,230
	Old Mutual PLC	839,740	2,618,761
	Omnia Holdings, Ltd.	21,883	158,010
*	Palabora Mining Co., Ltd.	4,806	27,988
	Peregrine Holdings, Ltd.	139,894	158,838
	Pick’n Pay Stores, Ltd.	37,978	159,956
	Pretoria Portland Cement Co., Ltd.	4,184	225,650
	Primedia, Ltd. N Shares	61,623	134,187
	PSG Group, Ltd.	75,576	230,453
	Rainbow Chicken, Ltd.	149,460	209,134
	Reunert, Ltd.	57,961	579,903
	Sanlam, Ltd.	1,316,974	2,764,874
	Santam, Ltd.	47,695	561,785
	Sappi, Ltd.	100,545	1,279,628
*	Sappi, Ltd. ADR	126,000	1,607,760
	Sasol, Ltd.	1,232	42,793
	Sasol, Ltd. Sponsored ADR	163,000	5,705,000
	Shoprite Holdings, Ltd.	139,733	478,963
	Spur Corp., Ltd.	53,011	66,131
	Standard Bank Group, Ltd.	376,290	4,058,801

19

	Steinhoff International Holdings, Ltd.	478,287	1,560,025
	Sun International, Ltd.	59,989	789,940
*	Super Group, Ltd.	168,857	255,048
	Telkom South Africa, Ltd.	62,568	1,181,637
	Telkom South Africa, Ltd. Sponsored ADR	5,300	403,913
	Tiger Brands, Ltd.	47,996	1,014,017
	Tiger Wheels, Ltd.	26,005	80,132
	Tongaat-Hulett Group, Ltd.	41,940	545,044
	Tourism Investment Corp., Ltd.	395,790	109,700
	Trans Hex Group, Ltd.	20,767	30,934
	Trencor, Ltd.	43,979	158,857
	Truworths International, Ltd.	107,869	342,497
	UCS Group, Ltd.	85,503	24,875
*	Value Group, Ltd.	95,008	39,606
*	Western Areas, Ltd.	61,267	373,540
	Wilson Bayly Holme-Ovcon, Ltd.	31,054	251,345
	Woolworths Holdings, Ltd.	398,064	729,664

TOTAL — SOUTH AFRICA			73,794,049

SOUTH KOREA — (12.4%)
COMMON STOCKS — (12.4%)
	Aekyung Petrochemical Co., Ltd.	1,700	27,428
	Amorepacific Corp.	250	32,408
*	Amorepacific Corp.	409	177,845
	Asia Cement Manufacturing Co., Ltd.	1,740	66,952
	Bing Grae Co., Ltd.	2,440	94,056
	Boo Kook Securities Co., Ltd.	1,910	25,696
*	Boryung Pharmaceutical Co., Ltd.	650	24,989
	Bu Kwang Pharmaceutical Co., Ltd.	2,290	42,477
*	Byuck San Corp.	2,700	35,071
	Byuck San Engineering and Construction Co., Ltd.	10,240	69,077
	Capro Corp.	7,870	19,586
	Cheil Communications, Inc.	800	160,800
	Cheil Industrial, Inc.	14,410	551,442
	Chong Kun Dang Pharmaceutical Corp.	1,891	69,904
	Choongwae Pharmaceutical Corp.	844	35,459
*	CJ CGV Co., Ltd.	6,000	159,678
	CJ Corp.	5,000	523,667
*	Crown Confectionery Co., Ltd.	190	19,849
	Dacom Corp.	11,740	256,101
*	Dae Sang Corp.	4,380	60,162
	Dae Won Kang Up Co., Ltd.	2,560	45,932
	Daeduck Electronics Co., Ltd.	9,550	82,011
	Daeduck Industries Co., Ltd.	3,500	31,079
	Daegu Bank Co., Ltd.	27,110	451,915
	Daehan City Gas Co., Ltd.	1,160	28,080
	Daehan Fire & Marine Insurance Co, Ltd.	19,730	35,065
	Daehan Flour Mills Co., Ltd.	520	71,783
	Daehan Synthetic Fiber Co., Ltd.	520	76,425
	Daekyo Co., Ltd.	1,749	131,595
	Daelim Industrial Co., Ltd.	9,360	598,941
*	Daerim Corp.	1,660	32,657
	Daesung Industrial Co., Ltd.	1,500	106,894
	Daewoo Engineering & Construction Co., Ltd.	24,740	451,093

20

	Daewoo International Corp.	7,950	309,356
	Daewoo Motor Sales Corp.	6,620	144,096
	Daewoo Precision Industries Co., Ltd.	3,680	83,451
	Daewoo Securities Co., Ltd.	27,190	471,532
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	10,390	320,265
	Daewoong Co., Ltd.	1,280	20,615
	Daewoong Pharmaceutical Co., Ltd.	2,080	91,388
	Dahaam E-Tec Co., Ltd.	1,420	39,143
	Daishin Securities Co., Ltd.	16,630	335,616
*	Daou Technology, Inc.	12,880	79,278
	DC Chemical Co., Ltd.	3,070	137,453
	Dong Ah Tire Industrial Co., Ltd.	5,410	30,884
	Dong Bu Insurance Co., Ltd.	6,380	143,123
	Dong Wha Pharmaceutical Industries Co.	1,310	42,919
	Dong Yang Department Store Co., Ltd.	2,210	37,901
	Dong-A Pharmaceutical Co., Ltd.	2,285	166,648
	Dongbu Corp.	3,080	48,220
	Dongbu Hannong Chemical Co., Ltd.	3,760	70,258
	Dongbu Securities Co., Ltd.	5,323	50,538
	Dongbu Steel Co., Ltd.	9,340	78,484
*	DongbuElectronics Co., Ltd.	45,359	110,940
	Dongkuk Steel Mill Co., Ltd.	16,560	286,431
*	Dongshin Pharmaceutical Co., Ltd.	1,350	31,365
	Dongsu Industrial Co., Ltd.	1,020	21,092
	Dongwon F&B Co., Ltd.	630	33,924
	Dongwon Industries Co., Ltd.	1,200	43,581
	Dongwon Systems Corp.	16,720	36,420
	Dongyang Engineering & Construction Corp.	1,070	41,927
	Dongyang Mechatronics Corp.	5,020	21,704
*	Doosan Corp.	2,590	96,851
	Doosan Heavy Industries & Construction Co., Ltd.	11,980	453,287
*	Doosan Industrial Development Co., Ltd.	17,280	176,248
	Doosan Infracore Co., Ltd.	10,730	184,720
	DPI Co., Ltd.	1,541	13,880
*	Ducsung Co., Ltd.	5,510	23,898
#	E1 Corp.	1,700	72,365
	F&F Co., Ltd.	6,240	31,717
*	First Fire & Marine Insurance Co., Ltd.	4,920	16,324
*	Firstech Co., Ltd.	19,570	22,520
	FNC Kolon Corp.	2,500	37,638
	Fursys, Inc.	3,230	97,016
	GIIR, Inc.	1,830	28,490
	Global & Yuasa Battery Co., Ltd.	5,630	34,669
	Green Cross Corp.	1,010	73,366
*	Green Fire Marine Insurance Co., Ltd.	3,560	19,224
	GS Engineering & Construction Corp.	7,160	488,282
	GS Holdings Corp.	22,000	710,157
	Gwangju Shinsegae Co., Ltd.	520	67,034
	Halla Climate Control Corp.	21,290	237,744
	Halla Engineering & Construction Corp.	1,940	44,081
	Han Kuk Carbon Co., Ltd.	6,400	47,523
	Han Wha Corp.	15,910	465,747
	Han Yang Securities Co., Ltd.	4,430	37,160
	Hana Financial Group, Inc.	15,847	681,033
	Hana Securities Co., Ltd.	4,040	43,108

21

	Handok Pharmaceuticals Co., Ltd.	2,270	32,511
	Handsome Corp.	9,740	148,121
	Hanil Cement Manufacturing Co., Ltd.	1,170	87,244
*	Hanil Construction Co., Ltd.	2,570	38,620
	Hanil E-Wha Co., Ltd.	14,390	41,760
*	Hanil Pharmaceutical Ind. Co., Ltd.	2,570	31,397
	Hanjin Heavy Industry Co., Ltd.	14,750	400,266
	Hanjin Shipping Co., Ltd.	20,180	460,677
	Hanjin Transportation Co., Ltd.	3,000	76,847
	Hankook Tire Manufacturing Co., Ltd.	38,510	511,921
	Hankuk Electric Glass Co., Ltd.	1,890	42,770
	Hankuk Glass Industries, Inc.	2,290	80,957
	Hankuk Paper Manufacturing Co., Ltd.	730	20,450
	Hanmi Capital Co., Ltd.	4,820	40,784
	Hanmi Pharm Co., Ltd.	1,310	153,651
	Hansol Chemical Co., Ltd.	5,000	36,045
	Hansol CSN Co., Ltd.	13,630	39,712
	Hansol LCD, Inc.	1,270	70,597
	Hansol Paper Co., Ltd.	8,020	103,894
	Hanssem Co., Ltd.	5,440	37,398
	Hanwha Chemical Corp.	22,400	226,469
	Hanwha Securities Co., Ltd.	6,500	63,499
	Hite Brewery Co., Ltd.	2,150	243,214
	Honam Petrochemical Corp.	5,680	294,500
	Hotel Shilla, Ltd.	9,860	146,823
	HS R&A Co., Ltd.	2,540	35,599
	Huchems Fine Chemical Corp.	5,680	46,029
*	Huneed Technologies Co., Ltd.	37,780	54,291
*	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	5,490	35,683
	Husteel Co., Ltd.	2,840	37,175
	Hwa Sung Industrial Co.	4,820	62,439
	Hwashin Co., Ltd.	12,790	33,457
*	Hynix Semiconductor, Inc.	28,240	1,076,708
*	Hyosung T & C Co., Ltd.	5,590	101,094
*	Hyundai Auton Co., Ltd.	14,500	163,760
	Hyundai Cement Co., Ltd.	2,340	65,219
*	Hyundai Corp.	4,310	109,363
	Hyundai Department Store Co., Ltd.	3,750	291,012
	Hyundai Department Store H & S Co., Ltd.	1,110	78,303
	Hyundai Development Co.	13,900	567,378
	Hyundai Elevator Co., Ltd.	1,450	109,935
	Hyundai Heavy Industries Co., Ltd.	8,150	1,031,395
	Hyundai Hysco	22,150	222,850
	Hyundai Marine & Fire Insurance Co., Ltd.	18,970	251,643
	Hyundai Merchant Marine Co., Ltd.	14,461	272,703
	Hyundai Mipo Dockyard Co., Ltd.	1,810	186,111
	Hyundai Mobis	5,780	529,363
	Hyundai Motor Co., Ltd.	26,750	2,249,978
	Hyundai Securities Co., Ltd.	45,630	592,603
	Hyundai Steel Co.	16,750	594,217
	Il Dong Pharmaceutical Co., Ltd.	1,580	65,601
*	Il Yang Pharmaceutical Co., Ltd.	2,070	38,086
	Iljin Electric, Ltd.	16,140	50,424
	Ilsung Pharmaceutical Co., Ltd.	800	45,171
*	InziControls Co., Ltd.	4,010	35,063

22

	Jahwa Electronics Co., Ltd.	8,280	63,711
	Jeil Pharmaceutical Co.	3,800	20,530
	Jeonbuk Bank, Ltd.	8,594	62,419
	Joongang Construction Co., Ltd.	2,430	35,259
	K.C. Tech Co., Ltd.	10,990	39,338
	Kangwon Land, Inc.	15,410	291,290
	KCC Corp.	1,730	438,359
	Keang Nam Enterprises Co., Ltd.	2,890	37,335
	KEC Corp.	21,390	27,851
	Kia Motors Corp.	56,080	889,424
	KISWIRE, Ltd.	1,320	31,086
	Kolon Chemical Co., Ltd.	3,020	35,945
*	Kolon Industries, Inc.	2,480	31,599
	Kookmin Bank	11,530	929,786
	Kookmin Bank Sponsored ADR	25,040	2,017,723
*	Korea Automotive Systems Co., Ltd.	1,780	39,005
	Korea Cast Iron Pipe Co., Ltd.	9,870	36,919
	Korea Circuit Co.	3,970	16,434
	Korea Development Co., Ltd.	3,680	86,123
	Korea Development Leasing Corp.	1,040	46,877
	Korea Electric Power Corp.	27,510	1,055,874
*	Korea Electric Power Corp. Sponsored ADR	4,400	85,448
	Korea Electric Terminal Co., Ltd.	1,810	26,336
*	Korea Exchange Bank	10,860	131,399
*	Korea Fine Chemical Co., Ltd.	2,560	36,104
	Korea Flange Co., Ltd.	2,740	32,960
	Korea Gas Corp.	5,620	207,495
	Korea Investment Holdings Co., Ltd.	12,690	511,234
	Korea Iron & Steel Co., Ltd.	1,760	61,410
	Korea Kolmar Co., Ltd.	6,410	25,248
	Korea Komho Petrochemical Co., Ltd.	4,060	105,804
	Korea Line Corp.	1,700	52,961
	Korea Mutual Savings Bank	2,080	31,412
	Korea Petrochemical Industry Co., Ltd.	1,720	46,146
	Korea Polyol Co., Ltd.	890	33,766
#	Korea Reinsurance Co., Ltd.	19,439	229,876
	Korea Zinc Co., Ltd.	2,590	222,321
	Korean Air Co., Ltd.	12,860	403,744
	Korean Air Terminal Service Co., Ltd.	1,600	38,947
*	Korean French Banking Corp.	23,410	35,545
*	KP Chemical Corp.	17,680	78,838
	KT Corp.	19,320	841,862
	KT Freetel, Ltd.	26,000	751,577
	KT&G Corp.	12,700	744,079
*	KTB Network, Ltd.	9,920	49,406
	Kukdo Chemical Co., Ltd.	2,150	40,756
	Kumho Electronics Co., Ltd.	847	40,590
	Kumho Industrial Co., Ltd.	8,880	170,743
	Kumho Investment Bank	3,100	20,687
	Kunsul Chemical Industrial Co., Ltd.	1,950	25,832
	Kwang Dong Pharmaceutical Co., Ltd.	18,500	57,776
	Kyeryong Construction Industrial Co., Ltd.	2,420	75,861
	Kyobo Securities Co., Ltd.	4,420	42,057
*	Kyungbang Co., Ltd.	350	46,943
*	LG Card Co., Ltd.	9,180	560,195

23

	LG Chemical, Ltd.	16,190	658,255
	LG Corp.	27,990	831,670
	LG Electronics, Inc.	26,150	1,745,314
	LG Household & Healthcare Co., Ltd.	1,960	150,599
	LG International Corp.	16,870	376,866
*	LG Life Sciences, Ltd.	2,700	127,467
	LG Petrochemical Co., Ltd.	11,970	259,749
*	LG Phillips LCD Co., Ltd.	14,000	558,351
	LIG Non-Life Insurance Co., Ltd.	14,700	213,330
	Lotte Chilsung Beverage Co., Ltd.	240	318,773
	Lotte Confectionary Co., Ltd.	210	263,264
*	Lotte Midopa Co., Ltd.	7,780	141,716
	Lotte Sam Kang Co., Ltd.	260	38,069
	LS Cable, Ltd.	8,420	281,252
#	LS Industrial Systems Co., Ltd.	4,680	162,944
	Meritz Fire Marine Insurance	2,800	16,415
	Meritz Securities Co., Ltd.	5,860	41,006
	Miwon Commercial Co., Ltd.	1,060	34,647
	Moorim Paper Co., Ltd.	2,970	24,195
	Motonic Corp.	590	22,690
	Namhae Chemical Corp.	15,890	41,086
* #	Namkwang Engineering & Construction Co., Ltd.	5,990	32,987
	Namyang Dairy Products Co., Ltd.	220	159,777
*	Nasan Co., Ltd.	2,220	31,224
* #	NCsoft Corp.	3,940	218,044
	NH Investment & Securities Co., Ltd.	7,000	97,771
	Nong Shim Co., Ltd.	1,070	257,528
	Nong Shim Holdings Co., Ltd.	920	67,672
*	Noroo Paint Co., Ltd.	3,854	17,540
	ORION Corp.	710	156,413
#	Ottogi Corp.	1,220	119,325
* #	Pantech & Curitel Communications, Inc.	29,550	39,066
* #	Pantech Co., Ltd.	18,930	72,322
	Pohang Coated Steel Co., Ltd.	600	10,208
	Poong Lim Industrial Co., Ltd.	3,990	34,298
	Poong San Corp.	5,170	112,308
	POSCO	4,270	1,069,244
	POSCO Sponsored ADR	36,440	2,263,288
*	Prime Entertainment Co., Ltd.	7,140	14,710
	Pulmuone Co., Ltd.	840	25,800
	Pum Yang Construction Co., Ltd.	3,390	44,511
	Pusan Bank	32,240	412,729
	Pusan City Gas Co., Ltd.	1,380	27,515
*	Pyung Hwa Holdings Co., Ltd.	5,365	17,441
	Pyung Hwa Industrial Co., Ltd.	2,682	11,686
*	RNL BIO Co., Ltd.	1,910	6,313
	S&T Corp.	850	20,813
	S&T Dynamics Co., Ltd.	4,226	27,505
	S1 Corp.	2,840	115,881
*	Saehan Industries, Inc.	6,830	24,788
*	Saehan Media Corp.	21,660	34,970
* #	Sam Jin Pharmaceutical Co., Ltd.	580	33,524
	Sambu Construction Co., Ltd.	1,260	32,006
	Samchully Co., Ltd.	1,200	129,171
*	Samho International Co., Ltd.	2,567	35,084

24

	Samsung Corp.	47,620	1,342,716
*	Samsung Electro-Mechanics Co., Ltd.	20,360	780,085
	Samsung Electronics Co., Ltd.	12,980	8,748,459
	Samsung Engineering Co., Ltd.	3,550	164,316
	Samsung Fine Chemicals Co., Ltd.	4,760	118,483
	Samsung Fire and Marine Insurance, Ltd.	6,070	850,152
	Samsung Heavy Industries Co., Ltd.	37,680	897,909
	Samsung SDI Co., Ltd.	11,641	961,703
	Samsung Securities Co., Ltd.	12,970	753,838
	Samsung Techwin Co., Ltd.	8,460	295,643
	Samwhan Corp.	1,720	38,455
	Samyang Corp.	2,240	120,872
*	Samyang Foods Co., Ltd.	1,990	42,006
	Samyang Genex Co., Ltd.	1,020	76,233
	Samyoung Electronics Co., Ltd.	3,140	26,053
*	SC Engineering Co., Ltd.	3,275	5,429
	Seah Holdings Corp.	530	36,915
	Seah Steel Corp.	910	28,232
	Sebang Co., Ltd.	5,060	36,200
	Seoul City Gas Co., Ltd.	630	40,678
	Seoul Securities Co., Ltd.	58,020	83,992
*	Serim Paper Manufacturing Co., Ltd.	4,750	81,930
*	Seshin Co., Ltd.	9,780	6,163
*	Sewon Cellontech Co., Ltd.	10,964	34,105
*	Shin Dong-Ah Fire & Marine Insurance Co.	4,780	28,259
*	Shin Won Corp.	1,350	25,876
	Shin Young Securities Co., Ltd.	1,250	40,521
	Shinhan Financial Group Co., Ltd.	32,360	1,454,979
	Shinhan Financial Group Co., Ltd. ADR	3,810	342,481
*	Shin-Ho Paper Manufacturing Co., Ltd.	6,220	31,012
	Shinsegae Co., Ltd.	1,210	599,460
	Shinsung Engineering Co., Ltd.	6,720	22,012
	Sindo Ricoh Co., Ltd.	1,780	93,270
*	SJM Co., Ltd.	7,780	32,471
	SK Chemicals Co., Ltd.	6,360	246,833
	SK Corp., Ltd.	32,200	2,068,344
	SK Gas Co., Ltd.	1,700	68,873
*	SK Networks Co., Ltd.	17,390	763,788
	SK Telecom Co., Ltd.	3,590	701,184
	SK Telecom Co., Ltd. ADR	9,900	216,810
	SKC Co., Ltd.	10,040	215,072
	SL Corp.	3,300	21,750
	S-Oil Corp.	4,590	313,673
	Solomon Mutual Savings Bank	2,980	53,801
*	Ssangyong Cement Industry Co., Ltd.	19,227	232,485
*	Ssangyong Corp.	1,985	15,612
*	Ssangyong Motor Co.	21,010	99,285
	STX Corp.	8,080	112,361
	STX Engine Co., Ltd.	6,000	113,044
#	STX Shipbuilding Co., Ltd.	11,050	152,558
*	Sudo Pharmaceutical Industry Co., Ltd.	12,580	29,561
	Suheung Capsule Co., Ltd.	2,500	15,173
	Sung Chang Enterprise Co., Ltd.	2,780	43,577
	Sung Shin Cement Co., Ltd.	2,710	34,165
*	Sungjee Construction Co., Ltd.	2,570	35,352

25

*	Sungwon Corp.	8,110	35,561
	Sunkyong Securities Co., Ltd.	71,320	84,885
	Tae Kwang Industrial Co., Ltd.	160	117,752
	Tae Young Corp.	2,600	128,513
	Taegu Department Store Co., Ltd.	1,910	29,558
	Tai Han Electric Wire Co., Ltd.	12,050	256,634
*	Telcoware Co., Ltd.	2,000	28,724
*	Tong Yang Investment Bank	14,370	196,854
*	Tong Yang Major Corp.	5,440	32,946
*	TRYBRANDS, Inc.	5,000	30,922
	TS Corp.	1,070	35,084
	Union Steel Manufacturing Co., Ltd.	2,780	54,690
*	VGX International, Inc.	3,400	27,960
*	Whanin Pharmaceutical Co., Ltd.	3,640	56,699
	Woongjin Coway Co., Ltd.	8,060	183,974
	Woongjin.Com Co., Ltd.	6,040	111,101
	Woori Investment & Securities Co., Ltd.	31,974	695,105
	YESCO Co., Ltd.	1,120	29,681
	Yoosung Enterprise Co., Ltd.	9,370	43,188
	Youlchon Chemical Co., Ltd.	8,320	76,734
	Youngone Corp.	6,980	30,942
	Youngpoong Corp.	260	60,684
#	Yuhan Corp.	1,952	302,941
	Yuhwa Securities Co., Ltd.	1,830	24,394
*	Yungjin Pharm Co., Ltd.	13,000	41,921
TOTAL COMMON STOCKS			75,282,552

RIGHTS/WARRANTS — (0.0%)
*	RNL BIO Co., Ltd. Rights 09/15/06	611	632

TOTAL — SOUTH KOREA			75,283,184

TAIWAN — (11.6%)
COMMON STOCKS — (11.6%)
*	A.G.V. Products Corp.	146,000	28,855
	Aaeon Technology, Inc.	14,420	10,938
	Ability Enterprise Co., Ltd.	117,439	74,765
	Acbel Polytech, Inc.	117,300	29,995
*	Accton Technology Corp.	205,000	99,913
	Acer, Inc.	753,037	1,161,821
	Advanced Semiconductor Engineering, Inc.	434,663	444,520
	Advantech Co., Ltd.	52,019	146,830
	Altek Corp.	55,145	92,911
	Ampoc Far East Co., Ltd.	75,000	29,685
	Amtran Technology Co., Ltd.	111,000	72,577
	Apex Biotechnology Corp.	39,000	33,036
*	Arima Communication Corp.	41,000	32,577
*	Arima Computer Corp.	422,000	76,816
	Arima Optoelectronics Corp.	39,595	41,021
	Asia Cement Corp.	599,918	398,092
	Asia Chemical Corp.	133,000	39,597
	Asia Polymer Corp.	131,000	46,770
	Asia Vital Components Co., Ltd.	115,000	50,801
	Asustek Computer, Inc.	497,200	1,113,002

26

	Aten International Co., Ltd.	12,719	31,430
	Au Optronics Corp.	983,289	1,439,748
	Audix Co., Ltd.	48,027	63,969
	Avermedia Technologies, Inc.	34,100	37,120
	Avision, Inc.	45,909	28,229
	Bank of Kaohsiung Co., Ltd.	189,000	73,997
*	Basso Industry Corp., Ltd.	49,000	68,211
*	Behavior Tech Computer Corp.	131,000	59,278
*	Benq Corp.	889,850	460,648
	Bes Engineering Corp.	687,000	86,785
*	Biostar Microtech International Corp.	74,880	30,747
*	Carnival Industrial Corp.	120,000	21,074
	Catcher Co., Ltd.	49,860	389,783
	Cathay Financial Holdings Co., Ltd.	529,058	1,009,755
*	Cathay Real Estate Development Co., Ltd.	261,000	145,884
	Central Reinsurance Co., Ltd.	85,000	30,751
*	Chang Hwa Commercial Bank	1,548,000	915,878
	Cheng Loong Corp.	481,000	153,423
	Cheng Shin Rubber Industry Co., Ltd.	209,623	175,776
	Cheng Uei Precision Industry Co., Ltd.	48,031	176,722
	Chi Mei Optoelectronic Corp.	940,950	1,112,510
*	Chia Hsin Cement Corp.	236,000	117,568
	Chia-I Industrial Co., Ltd.	200,000	29,693
	Chicony Electronics Co., Ltd.	89,250	92,191
*	Chien Shing Stainless Steel Co., Ltd.	115,000	34,527
*	Chilisin Electronics Corp.	69,000	35,022
*	China Airlines	464,410	195,296
	China Chemical & Pharmaceutical Co.	120,000	33,343
*	China Development Financial Holding Corp.	3,023,000	1,166,023
	China Electric Manufacturing Co., Ltd.	92,220	45,775
*	China General Plastics Corp.	141,000	29,946
	China Hi-Ment Corp.	46,350	35,459
*	China Life Insurance Co., Ltd.	272,000	127,887
*	China Man-Made Fiber Co., Ltd.	480,662	82,215
	China Metal Products Co., Ltd.	53,974	78,620
	China Motor Co., Ltd.	241,001	182,000
*	China Petrochemical Development Corp.	847,000	187,443
	China Steel Chemical Corp.	28,840	41,298
	China Steel Corp.	1,722,994	1,396,643
	China Synthetic Rubber Corp.	100,000	62,608
*	China United Trust & Investment Corp.	243,000	10,841
	Chinatrust Financial Holdings Co., Ltd.	2,103,243	1,377,502
	Chinese Maritime Transport, Ltd.	61,600	50,930
	Chin-Poon Industrial Co., Ltd.	64,000	41,221
	Chroma Ate, Inc.	59,164	61,039
	Chun Yu Works & Co., Ltd.	130,000	33,515
	Chun Yuan Steel Industrial Co., Ltd.	212,100	78,898
	Chung Hsin Electric & Machinery Co., Ltd.	146,000	85,198
	Chung Hwa Pulp Corp.	306,000	137,892
*	Chungwa Picture Tubes Co., Ltd.	2,660,604	525,140
*	Clevo Co.	238,000	101,401
*	CMC Magnetics Corp.	1,409,000	349,211
	Collins Co., Ltd.	97,000	27,945
	Compal Communications, Inc.	42,900	181,938
	Compal Electronics, Inc.	1,129,464	986,435

27

*	Compeq Manufacturing Co., Ltd.	591,000	259,849
	Continental Engineering Corp.	220,667	116,700
*	Cosmos Bank Taiwan	648,000	254,818
	CTCI Corp.	189,351	97,020
*	Cyberhome Entertainment Co., Ltd.	148,000	15,969
	Cybertan Technology, Inc.	73,500	81,518
	Cyntec Co., Ltd.	55,855	55,860
*	Da-Cin Construction Co., Ltd.	123,000	33,189
	Data Systems Consulting Co., Ltd.	54,440	39,027
	Delta Electronics Industrial Co., Ltd.	174,220	483,895
	Depo Auto Parts Industrial Co., Ltd.	27,634	79,025
	Diamond Flower Electric Instrument Co., Ltd.	31,620	54,438
	D-Link Corp.	235,910	231,688
	E.Sun Financial Holding Co., Ltd.	943,255	561,739
	Eastern Media International	285,922	81,088
	Edom Technology Co., Ltd.	50,600	17,528
	Elan Microelectronics Corp.	178,000	78,506
*	Elite Material Co., Ltd.	108,324	44,683
	Elite Semiconductor Memory Technology, Inc.	84,788	68,401
*	Elitegroup Computer Systems Co., Ltd.	223,000	119,509
*	EnTie Commercial Bank	407,000	94,431
	Epistar Corp.	89,338	266,633
	Eten Information Systems, Ltd.	59,351	45,892
	Eternal Chemical Co., Ltd.	95,590	126,307
	Eva Airways Corp.	581,245	227,457
*	Everest Textile Co., Ltd.	303,064	48,140
	Evergreen International Storage & Transport Corp.	334,000	152,280
	Evergreen Marine Corp., Ltd.	461,170	255,228
	Everlight Chemical Industrial Corp.	158,000	51,769
	Everlight Electronics Co., Ltd.	45,900	121,025
*	Excel Cell Electronics Co., Ltd.	51,000	29,023
	Far East Textile, Ltd.	992,965	696,608
	Far Eastern Department Stores, Ltd.	306,860	147,229
*	Far Eastern International Bank	768,896	244,111
*	Federal Corp.	102,960	61,180
	Feng Hsin Iron & Steel Co., Ltd.	159,700	139,031
	Feng Tay Enterprise Co., Ltd.	104,860	87,934
*	First Copper Technology Co., Ltd.	147,000	53,023
	First Financial Holding Co., Ltd.	1,268,386	813,233
	First Hotel	41,000	39,886
	Formosa Chemicals & Fiber Co., Ltd.	543,830	783,937
	Formosa International Hotels Corp.	36,000	99,488
	Formosa Plastics Corp.	791,271	1,076,973
	Formosa Taffeta Co., Ltd.	379,460	187,963
*	Formosan Rubber Group, Inc.	184,000	75,741
	Foxconn Technology Co., Ltd.	42,320	319,175
	Fu Sheng Industrial Co., Ltd.	247,644	217,135
	Fubon Financial Holding Co., Ltd.	1,326,000	987,240
*	Fuh-Hwa Financial Holding Co., Ltd.	313,292	132,746
	G Shank Enterprise Co., Ltd.	42,900	45,013
	Giant Manufacture Co., Ltd.	60,000	84,696
*	Giga Storage Corp.	124,000	19,127
	Giga-Byte Technology Co., Ltd.	312,750	194,991
	Globe Union Industrial Corp.	41,895	34,602
	Gold Circuit Electronics, Ltd.	211,000	128,405

28

*	Goldsun Development & Construction Co., Ltd.	417,840	167,472
	Gordon Auto Body Parts Co., Ltd.	104,030	43,772
*	Grand Pacific Petrochemical Corp.	121,000	31,265
	Great China Metal Industry Co., Ltd.	74,000	32,390
	Great Taipei Gas Co., Ltd.	200,000	80,131
	Great Wall Enterprise Co., Ltd.	236,000	92,085
	Greatek Co., Ltd.	118,783	124,885
	Hey Song Corp.	108,000	39,261
	High Tech Computer Corp.	29,720	747,335
*	Ho Tung Holding Corp.	242,000	43,682
*	Hocheng Corp.	167,000	35,283
	Hon Hai Precision Industry Co., Ltd.	388,704	2,187,400
	Hong Tai Electric Industrial Co., Ltd.	99,000	37,275
*	Hota Industrial Manufacturing Co., Ltd.	24,000	33,567
	Hotai Motor Co., Ltd.	108,000	215,017
	Hsin Kuang Steel Co., Ltd.	48,328	25,249
	Hsinchu International Bank	660,436	270,038
	Hsing Ta Cement Co., Ltd.	154,000	47,523
*	Hua Eng Wire & Cable Co., Ltd.	314,000	81,065
	Hua Nan Financial Holding Co., Ltd.	872,040	548,473
	Hung Ching Development & Construction Co., Ltd.	127,000	32,187
	Hung Poo Construction Corp.	71,000	70,158
	Hung Sheng Construction Co., Ltd.	167,000	112,735
*	Ichia Technologies, Inc.	82,000	96,022
	I-Chiun Precision Industry Co., Ltd.	64,011	62,740
	Inernational Semiconductor Technology, Ltd.	81,177	75,092
*	Infortrend Technology, Inc.	54,000	79,069
	Inventec Corp.	475,779	289,068
	Johnson Health Tech Co., Ltd.	31,850	171,217
	K Laser Technology, Inc.	79,000	57,504
	Kang Na Hsiung Co., Ltd.	115,000	48,357
*	Kao Hsing Chang Iron & Steel Corp.	192,000	30,155
	Kaulin Manufacturing Co., Ltd.	36,800	20,099
*	Kee Tai Properties Co., Ltd.	150,700	53,056
*	Kenda Rubber Industrial Co., Ltd.	91,785	40,004
	King Yuan Electronics Co., Ltd.	288,716	215,568
*	Kingdom Construction Co., Ltd.	148,000	42,419
	King’s Town Bank	360,653	98,105
*	King’s Town Construction Co., Ltd.	40,000	37,012
	Kinpo Electronics, Inc.	520,200	175,388
	Kinsus Interconnect Technology Corp.	51,344	145,719
	Knowledge-Yield-Excellence Systems Corp.	45,838	34,560
*	Kuoyang Construction Co., Ltd.	83,000	36,803
*	Kwong Fong Industries Corp.	361,000	43,873
*	Lan Fa Textile Co., Ltd.	64,000	10,268
	Largan Precision Co., Ltd.	22,522	465,586
	Lee Chang Yung Chemical Industry Corp.	154,350	109,593
*	Leofoo Development Co., Ltd.	60,000	43,449
*	Li Peng Enterprise Co., Ltd.	155,000	27,834
*	Li Shin International Enterprise Corp.	45,000	37,148
	Lien Hwa Industrial Corp.	229,497	96,031
*	Lite-On Technology Corp.	601,580	745,254
	Long Bon Development Co., Ltd.	176,000	93,900
	Long Chen Paper Co., Ltd.	162,000	47,459
	Lucky Cement Corp.	134,000	31,768

29

*	Macronix International Co., Ltd.	1,331,974	383,176
	Makalot Industrial Co., Ltd.	29,000	41,675
	Mayer Steel Pipe Corp.	67,100	33,545
	Media Tek, Inc.	98,120	892,744
	Mega Financial Holding Co., Ltd.	3,144,000	2,088,747
	Meiloon Co., Ltd.	74,460	37,738
*	Mercuries & Associates, Ltd.	137,000	29,918
	Merida Industry Co., Ltd.	55,000	35,255
	Merry Electronics Co., Ltd.	17,320	61,404
*	Microelectronics Technology, Inc.	234,000	89,369
	Micro-Star International Co., Ltd.	358,274	167,119
	Min Aik Technology Co., Ltd.	18,000	20,174
	Mirle Automation Corp.	54,537	49,738
	Mitac International Corp.	350,186	355,638
	Mitac Technology Corp.	81,281	28,720
	Mobiletron Electronics Co., Ltd.	43,000	43,288
*	Mustek Systems, Inc.	117,000	11,911
	Nan Ya Plastic Corp.	662,557	895,531
	Nankang Rubber Tire Co., Ltd.	65,800	80,253
	Nantex Industry Co., Ltd.	122,960	50,822
	Nanya Technology Co., Ltd.	680,400	473,599
	National Petroleum Co., Ltd.	67,000	46,464
	Nien Hsing Textile Co., Ltd.	168,000	86,693
	Nien Made Enterprise Co., Ltd.	84,360	66,331
	Ocean Plastics Co., Ltd.	67,000	26,868
*	Optimax Technology Corp.	185,654	149,243
*	Opto Tech Corp.	148,000	60,469
	Oriental Union Chemical Corp.	274,893	146,868
*	Pacific Construction Co., Ltd.	332,000	35,086
*	Pan Jit International, Inc.	100,000	41,879
	Pan-International Industrial Corp.	102,900	113,377
	Phihong Technology Co., Ltd.	99,975	50,049
	Phoenix Precision Technology Corp.	126,748	187,645
	Phoenixtec Power Co., Ltd.	110,000	112,596
	Pihsiang Machinery Mfg. Co., Ltd.	23,000	46,116
	Pou Chen Corp.	518,154	377,886
	Premier Image Technology Corp.	135,537	221,790
	President Chain Store Corp.	99,000	201,421
*	Primax Electronics, Ltd.	140,000	48,381
*	Prince Housing & Development Corp.	344,000	157,456
*	Prodisc Technology, Inc.	175,000	12,535
	Quanta Computer, Inc.	330,148	472,892
*	Quanta Display, Inc.	1,193,922	495,550
	Radium Life Tech Corp.	79,157	64,195
	Realtek Semiconductor Corp.	316,050	398,861
	Richtek Technology Corp.	22,050	168,665
*	Ritek Corp.	1,117,000	235,270
	Ruentex Development Co., Ltd.	217,000	115,838
	Ruentex Industries, Ltd.	266,000	112,173
*	Sampo Corp.	536,000	59,130
	San Fang Chemical Industry Co., Ltd.	42,000	21,684
	Sanyang Industrial Co., Ltd.	262,000	119,315
	Sanyo Electric Co., Ltd.	150,000	95,922
	SDI Corp.	102,000	120,733
*	Senao International Co., Ltd.	61,000	33,881

30

	Sheng Yu Steel Co., Ltd.	116,000	90,838
	Shihlin Electric & Engineering Corp.	170,000	152,962
*	Shihlin Paper Corp.	69,000	78,027
	Shin Kong Financial Holding Co., Ltd.	594,020	513,464
	Shinkong Co., Ltd.	115,560	45,443
*	Shinkong Synthetic Fibers Co., Ltd.	450,000	84,504
*	Shuttle, Inc.	59,000	15,721
*	Silicon Integrated Systems Corp.	510,000	232,316
	Siliconware Precision Industries Co., Ltd.	416,514	492,052
	Silitech Technology Corp.	25,476	136,528
	Sincere Navigation Corp.	140,400	144,855
*	Sinkong Spinning Co., Ltd.	81,000	52,532
	SinoPac Holdings Co., Ltd.	522,000	228,528
	Sintek Photronics Corp.	448,167	72,094
	Sinyi Realty, Inc.	40,200	94,341
	Sitronix Technology Corp.	15,578	45,957
	Siward Crystal Technology Co., Ltd.	64,046	35,708
*	Solelytex Enterprise Corp.	66,000	65,225
	South East Soda Manufacturing Co., Ltd.	95,000	38,086
	Southeast Cement Co., Ltd.	227,000	46,067
	SPI Electronic Co., Ltd.	28,125	30,625
	Spirox Corp.	25,668	21,164
	Springsoft, Inc.	36,789	47,197
	Standard Chemical & Pharmaceutical Co., Ltd.	82,400	37,226
	Standard Foods Taiwan, Ltd.	78,000	34,584
	Stark Technology, Inc.	66,000	24,947
	Sunonwealth Electric Machine Industry Co., Ltd.	80,000	36,932
	Sunplus Technology Co., Ltd.	208,100	199,181
	Sunrex Technology Corp.	43,200	37,629
	Synnex Technology International Corp.	304,950	270,687
	Systex Corp., Ltd.	292,000	78,634
	T JOIN Transportation Co.	248,000	109,350
	Ta Chen Stainless Pipe Co., Ltd.	101,932	78,624
	Ta Chong Bank, Ltd.	686,000	187,730
*	Ta Ya Electric Wire & Cable Co., Ltd.	300,000	95,114
	Tah Hsin Industrial Corp.	82,000	36,869
	Ta-I Technology Co., Ltd.	40,700	47,914
*	Taichung Commercial Bank	553,000	98,689
	Tainan Enterprises Co., Ltd.	42,420	50,384
*	Tainan Spinning Co., Ltd.	469,000	97,547
*	Taishin Financial Holdings Co., Ltd.	1,973,385	939,719
*	Taisun Enterprise Co., Ltd.	142,800	26,268
*	Taita Chemical Co., Ltd.	161,000	34,445
	Taiwan Acceptance Corp.	56,000	32,396
*	Taiwan Business Bank	1,129,000	208,630
	Taiwan Cement Corp.	1,324,104	882,208
	Taiwan Cooperative Bank	1,187,916	749,319
	Taiwan Fire & Marine Insurance Co., Ltd.	164,000	83,762
	Taiwan Fu Hsing Industrial Co., Ltd.	73,000	68,120
	Taiwan Glass Ind. Corp.	297,756	205,772
	Taiwan Green Point Enterprises Co., Ltd.	35,823	92,811
	Taiwan Hon Chuan Enterprise Co., Ltd.	53,000	39,146
	Taiwan Kai Yih Industrial Co., Ltd.	8,240	3,574
*	Taiwan Kolin Co., Ltd.	143,000	32,718
	Taiwan Life Insurance Co., Ltd	111,210	128,905

31

	Taiwan Mask Corp.	129,000	69,840
	Taiwan Navigation Co., Ltd.	86,720	49,530
	Taiwan Paiho Co., Ltd.	68,816	39,274
	Taiwan Polypropylene Co., Ltd.	55,000	33,798
*	Taiwan Pulp & Paper Corp.	157,000	31,503
	Taiwan Secom Co., Ltd.	65,932	116,782
	Taiwan Semiconductor Manufacturing Co., Ltd.	1,931,878	3,420,278
	Taiwan Sogo Shinkong Security Co., Ltd.	85,680	74,315
*	Taiwan Styrene Monomer Corp.	218,220	84,147
*	Taiwan Tea Corp.	234,654	43,327
	Taiyen Biotech Co., Ltd.	52,000	27,076
*	Tatung Co., Ltd.	647,000	204,266
*	Teapo Electronic Corp.	190,000	35,840
	Teco Electric & Machinery Co., Ltd.	800,000	257,452
	Tecom, Ltd.	176,000	67,831
	Ten Ren Tea Co., Ltd.	39,000	34,005
	Test-Rite International Co., Ltd.	147,599	85,109
	The Ambassador Hotel	97,000	91,236
*	The Chinese Bank	341,000	20,810
	The First Insurance Co., Ltd.	69,000	23,230
	Thinking Electronic Industrial Co., Ltd.	34,000	24,658
	Thye Ming Industrial Co., Ltd.	84,000	59,950
	Ton Yi Industrial Corp.	398,000	100,387
	Tong Yang Industry Co., Ltd.	126,000	83,797
	Transcend Information, Inc.	63,994	157,698
	Tsann Kuen Enterprise Co., Ltd.	66,660	72,315
	TSRC Corp.	223,650	128,278
	Tung Ho Steel Enterprise Corp.	214,400	158,781
*	TYC Brother Industrial Co., Ltd.	54,000	33,299
*	Tycoons Group Enterprise Co., Ltd.	145,000	20,706
*	Tyntek Corp.	57,000	43,413
	U-Ming Marine Transport Corp.	148,200	155,671
*	Union Bank of Taiwan	646,000	159,779
*	Union Insurance Co., Ltd.	136,000	22,088
	Uni-President Enterprises Corp.	737,000	561,149
	Unitech Printed Circuit Board Corp.	178,000	64,747
	United Integration Service Co., Ltd.	58,800	38,048
	United Microelectronics Corp.	3,864,365	2,119,132
	Unity Opto Technology Co., Ltd.	56,143	45,086
*	Universal Cement Corp.	257,520	79,495
	Universal Scientific Industrial Co., Ltd.	293,268	98,379
	UPC Technology Corp.	271,399	100,594
	USI Corp.	320,000	77,590
*	Ve Wong Corp.	72,000	23,590
*	Via Technologies, Inc.	249,000	200,792
*	Walsin Lihwa Corp.	1,122,021	456,384
	Walsin Technology Corp., Ltd.	207,519	147,815
	Wan Hai Lines Co., Ltd.	437,342	236,037
	Wan Hwa Enterprise Co., Ltd.	85,000	46,300
	Waterland Financial Holdings	824,000	232,800
*	Wei Chuan Food Corp.	118,000	40,134
	Weltrend Semiconductor, Inc.	65,000	20,817
*	Winbond Electronics Corp.	1,575,000	436,430
	Wintek Corp.	418,064	348,559
	Wistron Corp.	252,117	279,733

32

	Wistron NeWeb Corp.	14,946	39,641
	Wus Printed Circuit Co., Ltd.	145,000	49,050
	Ya Hsin Industrial Co., Ltd.	434,965	338,552
*	Yageo Corp.	1,042,000	358,508
	Yang Ming Marine Transport Corp.	487,000	244,753
*	Yeung Cyang Industrial Co., Ltd.	71,979	59,633
	Yieh Phui Enterprise Co., Ltd.	504,750	186,841
	Yosun Industrial Corp.	143,365	55,959
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	644,068	222,142
	Yulon Motor Co., Ltd.	329,169	317,416
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	28,000	39,927
	Yung Shin Pharmaceutical Industrial Co., Ltd.	58,000	45,622
	Yung Tay Engineering Co., Ltd.	170,000	84,536
	Zig Sheng Industrial Co., Ltd.	149,000	27,458
	Zinwell Corp.	56,155	61,296
	Zippy Technology Corp.	41,800	29,062
	Zyxel Communication Corp.	95,010	116,687

TOTAL — TAIWAN			70,428,230

THAILAND — (2.6%)
COMMON STOCKS — (2.6%)
*	Adkinson Securities Public Co., Ltd. (Foreign)	249,700	46,179
	Advance Info Service Public Co., Ltd. (Foreign)	221,500	533,415
	Aromatics (Thailand) Public Co., Ltd. (Foreign)	305,300	245,751
	Asia Plus Securities Public Co., Ltd. (Foreign)	1,281,200	110,460
*	Asian Insulators Public Co., Ltd. (Foreign)	151,900	34,357
	Bangkok Aviation Fuel Services Public Co., Ltd. (Foreign)	190,500	54,240
	Bangkok Bank Public Co., Ltd. (Foreign)	486,600	1,424,321
#	Bangkok Dusit Medical Services Public Co., Ltd. (Foreign)	212,900	162,876
	Bangkok Expressway Public Co., Ltd. (Foreign)	396,400	224,676
	Bangkok First Investment & Trust Public Co., Ltd. (Foreign)	91,300	21,501
*	Bangkok Land Public Co., Ltd. (Foreign)	2,335,700	42,264
	Bank of Ayudhya Public Co., Ltd. (Foreign)	950,200	452,597
	Banpu Public Co., Ltd. (Foreign)	69,500	270,011
	BEC World Public Co., Ltd. (Foreign)	305,400	148,718
	Bumrungrad Hospital Public Co., Ltd. (Foreign)	90,500	87,297
	C.P. Seven Eleven Public Co., Ltd. (Foreign)	813,100	136,310
	Cal-Comp Electronics (Thailand) Public Co., Ltd. (Foreign)	1,393,700	141,669
	Central Pattana Public Co., Ltd. (Foreign)	481,900	250,055
	Central Plaza Hotel Public Co., Ltd. (Foreign)	370,500	63,097
#	Ch. Karnchang Public Co., Ltd. (Foreign)	447,500	86,928
	Charoen Pokphand Foods Public Co., Ltd. (Foreign)	2,763,600	366,225
	Charoong Thai Wire & Cable Public Co., Ltd. (Foreign)	89,500	17,862
	Delta Electronics (Thailand) Public Co., Ltd. (Foreign)	393,400	172,728
	Dynasty Ceramic Public Co., Ltd. (Foreign)	127,500	40,374
	Eastern Water Resources Development & Management Public Co., Ltd. (Foreign)	685,700	92,144
	Erawan Group Public Co., Ltd. (Foreign)	590,400	64,413
	Finansa Public Co., Ltd. (Foreign)	85,500	36,402
	GMM Grammy Public Co., Ltd. (Foreign)	186,400	34,721
	Hana Microelectronics Public Co., Ltd. (Foreign)	225,557	157,554
	Hermraj Land & Development Public Co., Ltd. (Foreign)	3,095,100	78,242
	Home Product Center Public Co., Ltd. (Foreign)	366,267	80,407
	ICC International Public Co., Ltd. (Foreign)	49,200	52,368

33

*	International Engineering Public Co., Ltd. (Foreign)	987,600	59,393
*	ITV Public Co., Ltd. (Foreign)	183,700	16,620
*	Jasmine International Public Co., Ltd. (Foreign)	2,797,100	39,448
	Kasikornbank Public Co., Ltd. (Foreign)	597,100	1,032,770
*	KGI Securities One Public Co., Ltd. (Foreign)	673,400	33,867
	Kiatnakin Finance Public Co., Ltd. (Foreign)	223,600	169,574
	Kim Eng Securities Thailand Public Co., Ltd. (Foreign)	161,000	86,112
	Krung Thai Bank Public Co., Ltd. (Foreign)	3,020,000	916,126
	Krungthai Card Public Co., Ltd. (Foreign)	115,200	59,776
	Lalin Property Public Co., Ltd. (Foreign)	226,900	25,238
	Land & Houses Public Co., Ltd. (Foreign)	942,800	190,667
	Lanna Resources Public Co., Ltd. (Foreign)	119,100	35,812
*	Loxley Public Co., Ltd. (Foreign)	606,500	40,347
*	Magnecomp Precision Technology (Foreign)	819,300	49,271
	Major Cineplex Group Public Co., Ltd. (Foreign)	210,400	87,900
	MBK Development Public Co., Ltd. (Foreign)	104,200	148,342
*	Mida Assets Public Co., Ltd. (Foreign)	767,800	31,260
*	Millennium Steel Public Co., Ltd. (Foreign)	2,129,300	52,128
	Minor Corp. Public Co., Ltd. (Foreign)	117,800	26,958
	MK Real Estate Development Public Co., Ltd. (Foreign)	425,900	28,106
	Modernform Group Public Co., Ltd. (Foreign)	31,000	32,584
	Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)	7,400	38,398
*	Nakornthai Strip Mill Public Co., Ltd. (Foreign)	4,475,600	42,874
*	Natural Park Public Co., Ltd. (Foreign)	5,043,500	52,341
*	Picnic Gas & Engineering Public Co., Ltd. (Foreign)	326,800	3,305
*	Polyplex PCL (Foreign)	373,900	30,246
	Power Line Engineering Public Co., Ltd. (Foreign)	215,000	37,759
*	Property Perfect Public Co., Ltd. (Foreign)	549,300	44,143
	PTT Chemical Public Co., Ltd. (Foreign)	271,471	559,846
	Quality Houses Public Co., Ltd. (Foreign)	2,189,000	62,327
	Ratchaburi Electricity Generating Holding Public Co., Ltd. (Foreign)	350,200	309,850
	Regional Container Lines Public Co., Ltd. (Foreign)	292,300	156,339
*	Robinson Department Store Public Co., Ltd. (Foreign)	206,800	62,183
	Rojana Industrial Park Public Co., Ltd. (Foreign)	178,600	59,882
	Saha-Union Public Co., Ltd. (Foreign)	159,100	90,176
*	Sahaviriya Steel Industries Public Co., Ltd. (Foreign)	6,741,200	215,259
	Samart Corporation Public Co., Ltd. (Foreign)	428,600	110,629
	Samart I-Mobile Public Co., Ltd. (Foreign)	174,600	78,984
	Sansiri Public Co., Ltd. (Foreign)	783,300	72,952
	Seamico Securities Public Co., Ltd. (Foreign)	259,500	26,378
*	Shinawatra Satellite Public Co., Ltd. (Foreign)	455,900	111,003
	Siam Cement Public Co., Ltd. (Foreign)	54,500	339,356
	Siam City Cement Public Co., Ltd. (Foreign)	52,100	324,412
	Siam Commercial Bank Public Co., Ltd. (Foreign)	549,700	848,393
	Siam Industrial Credit Public Co., Ltd. (Foreign)	400,900	50,779
	Siam Makro Public Co., Ltd. (Foreign)	79,800	148,643
	Sino-Thai Engineering & Construction Public Co., Ltd. (Foreign)	557,000	66,401
	Sri Trang Agro Industry Public Co., Ltd. (Foreign)	91,900	35,459
	Supalai Public Co., Ltd. (Foreign)	508,500	43,300
	Thai Oil Public Co., Ltd. (Foreign)	362,100	587,762
	Thai Plastic & Chemicals Public Co., Ltd. (Foreign)	378,300	155,025
	Thai Reinsurance Public Co., Ltd. (Foreign)	220,700	27,837
	Thai Rung Union Car Public Co., Ltd. (Foreign)	201,500	20,911
	Thai Stanley Electric (Thailand) Public Co., Ltd. (Foreign)	22,100	85,271

34

	Thai Union Frozen Products Public Co., Ltd. (Foreign)	278,400	180,760
*	Thai-German Ceramic Industry Public Co., Ltd. (Foreign)	359,800	18,957
	Thanachart Capital PCL, Ltd. (Foreign)	625,100	236,201
	Thoresen Thai Agencies Public Co., Ltd. (Foreign)	279,200	178,308
	Ticon Industrial Connection Public Co., Ltd. (Foreign)	174,700	77,634
	Tipco Asphalt Public Co., Ltd. (Foreign)	62,800	27,740
	TIPCO Foods (Thailand) Public Co., Ltd. (Foreign)	227,300	37,500
*	TMB Bank, Ltd. (Foreign)	4,371,978	379,262
*	TPI Polene Public Co., Ltd. (Foreign)	565,600	149,753
*	True Corp., Ltd. (Foreign)	1,449,900	349,164
*	TT&T Public Co., Ltd. (Foreign)	1,272,900	76,550
	Vanachai Group Public Co., Ltd. (Foreign)	388,300	45,464
	Vinythai Public Co., Ltd. (Foreign)	563,300	131,157
TOTAL COMMON STOCKS			15,679,334

RIGHTS/WARRANTS — (0.0%)
*	Erawan Group Public Co., Ltd. (Foreign) Warrants 12/17/07	147,600	0

TOTAL — THAILAND			15,679,334

TURKEY — (3.5%)
COMMON STOCKS — (3.5%)
	Acibadem Saglik Hizmetleri ve Ticares A.S.	17,771	202,192
	Adana Cimento Sanayi Ticaret A.S.	27,921	19,339
	Afyon Cimento Sanayii Ticaret A.S.	32	25,397
	Akbank T.A.S.	355,907	1,933,983
	Akcansa Cimento Sanayi ve Ticaret A.S.	45,139	242,042
*	Akenerji Elektrik Uretim A.S.	17,034	37,386
*	Aksa Akrilik Kimya Sanayii A.S.	13,729	121,422
	Aksigorta A.S.	125,014	453,637
	Alarko Carrier Sanayii ve Ticaret A.S.	7,730	79,441
	Alarko Holding A.S.	40,865	107,010
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	4,830	16,097
	Alkim Alkali Kimya A.S.	8,812	28,676
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	26,636	41,636
	Anadolu Anonim Turk Sigorta Sirketi A.S.	66,111	112,060
	Anadolu Cam Sanayii A.S.	52,589	171,722
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	17,182	455,369
	Anadolu Hayat Sigorta A.S.	39,687	116,918
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	5,090	47,387
	Arcelik A.S	77,385	499,041
*	Ayen Enerji A.S.	58,827	97,359
*	Aygaz A.S.	96,171	223,750
	Bagfas Bandirma Gubre Fabrikalari A.S.	1,560	29,961
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	27,631	31,951
	Bati Anabolu Cimento A.S.	20,789	112,452
	Bati Soeke Cimento Sanayi A.S.	16,631	41,390
*	Beko Elektronik A.S.	47,876	61,260
	Bolu Cimento Sanayii A.S.	88,499	172,324
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	9,249	67,275
*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	319	36,343
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	37,946	33,323
*	Boyner Buyuk Magazacilik A.S.	20,255	23,152
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	554	26,928

35

	BSH ev Aletleri Sanayi ve Ticaret A.S.	1,670	30,370
	Bursa Cimento Fabrikasi A.S.	15,384	115,251
	Celebi Hava Servisi A.S.	3,917	73,022
*	Cemtas Celik Makina Sanayi ve Ticaret A.S.	23,834	42,503
	Cimsa Cimento Sanayi ve Ticaret A.S.	43,317	252,761
	Deva Holding A.S.	24,642	135,056
*	Dogan Burda Rizzoli Dergi Yacincilik ve Pazarlame A.S.	5,058	10,659
*	Dogan Gazetecilik A.S.	22,846	41,865
	Dogan Sirketler Grubu Holding A.S.	241,112	1,021,557
*	Dogan Yayin Holding A.S.	118,597	387,934
	Doktas Dokumculuk Ticaret ve Sanayi A.S.	39,069	108,141
*	Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	53,270	26,510
*	Eczacibasi Ilac Sanayi ve Ticaret A.S.	57,372	139,319
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	17,234	36,743
*	EGE Seramik Sanayi ve Ticaret A.S.	20,941	49,046
	Enka Insaat ve Sanayi A.S.	39,996	332,216
	Eregli Demir ve Celik Fabrikalari Turk A.S.	163,186	793,752
	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	32	19,462
*	Finansbank A.S.	85,545	337,597
	Ford Otomotiv Sanayi A.S.	48,277	344,451
*	Fortis Bank A.S.	23,634	70,650
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	23,364	22,082
*	Global Yatirim Holding A.S.	43,780	37,218
*	Goldas Kuyumculuk Sanayi A.S.	24,839	19,065
*	GSD Holding A.S.	91,895	78,583
*	Gubre Fabrikalari Ticaret A.S.	13,010	30,941
	Gunes Sigorta A.S.	17,487	28,245
*	Hektas Ticaret T.A.S.	29,495	17,667
	Hurriyet Gazetecilik ve Matbaacilik A.S.	132,368	312,705
*	Ihlas Holding A.S.	317,457	131,710
*	Izmir Demir Celik Sanayii A.S.	23,634	72,176
	Izocam Ticaret Ve Sanayi A.S.	6,561	60,835
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	52,851	37,432
	Karton Sanayi ve Ticaret A.S.	814	89,272
*	Koc Holding A.S. Series B	195,582	725,638
	Konya Cimento Sanayii A.S.	2,341	124,814
	Kordsa Endustriyel Iplik Kord Bezi Sanayi ve Ticaret A.S.	40,748	101,341
*	Kutahya Porselen Sanayii A.S.	1,006	17,079
	Mardin Cimento Sanayii ve Ticaret A.S.	15,991	88,679
*	Marmari Marti Otel Isletmeleri A.S.	27,704	29,977
*	Menderes Tekstil Sanayi ve Ticaret A.S.	103,176	33,610
*	Migros Turk A.S.	59,691	571,472
*	Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.	17,341	33,513
	Multu Aku ve Malzemeleri Sanayi A.S.	24,981	22,566
*	Net Holding A.S.	68,097	31,450
*	Net Turizm Ticaret ve Sanayi A.S.	34,306	34,093
	Nortel Networks Netas Telekomuenikasyon A.S.	4,770	109,177
	Otobus Karoseri Sanayi A.S.	6,472	55,006
*	Parsan Makina Parcalari Sanayii A.S.	17,835	22,553
	Pinar Entegre et ve Un Sanayii A.S.	17,450	30,405
	Pinar Sut Mamulleri Sanayii A.S.	15,544	52,367
*	Sanko Pazarlama Ithalat Ihracat A.S.	10,960	24,741
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	44,948	137,646
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	45,005	26,987
*	Tat Konserve Sanayii A.S.	29,547	41,100

36

*	Tekstil Bankasi A.S.	65,689	63,502
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	25,417	41,410
	Tofas Turk Otomobil Fabrikasi A.S.	114,291	311,439
	Trakya Cam Sanayii A.S.	113,300	275,339
	Tupras-Turkiye Petrol Rafinerileri A.S.	67,078	1,222,317
	Turcas Petrol A.S.	26,242	81,119
	Turk Demir Dokum Fabrikalari A.S.	11,490	95,542
	Turk Ekonomi Bankasi A.S.	22,575	218,601
*	Turk Prysmian Kablo ve Sistemleri A.S.	14,078	34,046
*	Turk Sise ve Cam Fabrikalari A.S.	154,467	469,379
	Turkcell Iletisim Hizmetleri A.S.	77,067	362,922
	Turkcell Iletisim Hizmetleri A.S. ADR	12,288	147,456
	Turkiye Garanti Bankasi A.S.	573,509	1,664,969
	Turkiye Is Bankasi A.S.	323,277	1,856,241
	Ulker Gida Sanayi ve Ticaret A.S.	86,390	219,771
	USAS Ucak Servisi A.S.	12,347	42,269
*	Uzel Makina Sanayii A.S.	57,298	102,847
*	Vestel Elektronik Sanayi ve Ticaret A.S.	74,303	195,070
*	Yapi Kredi Finansal Kiralama A.S.	41,404	92,929
*	Yapi Kredi Sigorta A.S.	23,222	88,454
*	Yapi ve Kredi Bankasi A.S.	86,414	168,046
*	Zorlu Enerji Elektrik Uretim A.S.	30,687	88,245

TOTAL — TURKEY			21,131,146

		Face Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (1.4%)
@	Repurchase Agreement, Countrywide Securities 5.29%, 09/01/06 (Collateralized by $3,927,309 FHLMC 6.000%, 02/15/31, valued at $5,057,038) to be repurchased at $4,957,880	$4,957	4,957,152

	Repurchase Agreement, PNC Capital Markets, Inc. 5.22%, 09/01/06 (Collateralized by $3,508,000 FHLMC 4.00%, 09/22/09, valued at $3,464,150) to be repurchased at $3,412,495	3,412	3,412,000
TOTAL TEMPORARY CASH INVESTMENTS			8,369,152

TOTAL INVESTMENTS - (100.0%)
(Cost $556,785,733)##			$606,593,353

37

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2006

(Unaudited)

	Face Amount ^	Value †
	(000)

AUSTRIA — (7.6%)
BONDS — (7.6%)
Asfinag
3.250%, 10/19/09	13,900	$17,598,908
Austria, Republic of
(f) 3.000%, 08/21/09	30,800	25,535,811
Oesterreichische Kontrollbank AG
(j) 1.800%, 03/22/10	7,320,000	64,310,623
PFandBriefstelle der Oesterreichischen Landes-Hypothekenbanken
(j) 1.600%, 02/15/11	6,740,000	58,693,490
TOTAL — AUSTRIA		166,138,832

BELGIUM — (2.7%)
BONDS — (2.7%)
Belgium, Kingdom of
3.750%, 03/28/09	6,000	7,724,492
3.000%, 03/28/10	40,000	50,276,600
TOTAL — BELGIUM		58,001,092

CANADA — (2.2%)
BONDS — (2.2%)
Ontario, Province of
(j) 1.875%, 01/25/10	1,560,000	13,726,897
(e) 3.500%, 03/12/10	11,000	13,994,246
Toyota Credit Canada, Inc.
4.250%, 06/17/09	6,600	5,963,467
4.750%, 06/29/09	14,300	13,077,391
TOTAL — CANADA		46,762,001

DENMARK — (3.4%)
BONDS — (3.4%)
Denmark, Kingdom of
4.000%, 08/15/08	372,000	64,363,079
Kommunekredit
(f) 3.000%, 11/19/08	13,000	10,718,766
TOTAL — DENMARK		75,081,845

FINLAND — (0.7%)
BONDS — (0.7%)
Finland, Republic of
(u) 4.750%, 03/06/07	15,000	14,944,815

1

FRANCE — (9.1%)
BONDS — (9.1%)
	Caisse D’Amortissement de la Dette Sociale SA
(g)	4.625%, 12/07/07	6,000	11,360,863
	3.125%, 07/12/10	40,400	50,804,986
	Dexia Municipal Agency
(f)	4.000%, 03/08/10	18,000	15,455,344
	ERAP
	3.750%, 04/25/10	24,200	31,117,377
	French Government Note
	3.500%, 01/12/09	5,500	7,041,050
	French Treasury Note BTAN
	2.500%, 07/12/10	39,000	48,045,472
	Societe Nationale Cheminis Francais
	4.625%, 10/25/09	2,700	3,548,365
	Total Capital SA
(f)	2.375%, 10/01/09	15,000	12,167,677
(f)	1.625%, 07/12/11	9,650	7,530,857
	UNEDIC
	3.000%, 02/02/10	10,000	12,535,840
TOTAL — FRANCE			199,607,831

GERMANY — (12.3%)
BONDS — (12.3%)
	Bayerische Landesbank
(f)	3.125%, 02/10/09	8,000	6,635,454
	5.750%, 06/02/10	15,000	20,560,752
(j)	1.000%, 09/20/10	2,950,000	25,041,993
	BundesObligation
	2.500%, 10/08/10	26,700	32,846,114
	DSL Bank AG
(j)	1.750%, 10/07/09	1,450,000	12,694,735
	KFW-Kreditanstalt Fuer Wiederaufbau AG
(g)	5.375%, 12/07/07	4,000	7,634,076
(s)	3.750%, 01/28/09	15,560	2,144,065
(j)	1.850%, 09/20/10	5,230,000	46,066,813
	Landeskreditbank Baden-Wuerttemberg Foerderbank
(g)	5.000%, 12/07/07	7,000	13,293,246
(c)	4.500%, 01/26/09	19,800	18,005,048
	Landwirtschaftliche Rentenbank
(t)	4.900%, 11/19/07	37,000	27,817,742
	Norddeutsche Landesbank
(j)	0.450%, 01/19/09	6,700,000	56,784,633
TOTAL — GERMANY			269,524,671

JAPAN — (1.3%)
BONDS — (1.3%)
	GlaxoSmithKline Capital KK
(e)	3.250%, 06/03/09	22,800	28,964,632

NETHERLANDS — (7.9%)
BONDS — (7.9%)
	Bank Nederlandse Gemeenten NV
	3.000%, 04/15/10	23,600	29,545,761

2

	Deutsche Bahn Finance NV
	6.000%, 06/15/10	12,763	17,638,138
	Nederlandse Waterschapsbank NV
(f)	3.500%, 10/29/09	3,000	2,516,534
	Netherlands, Government of
	2.750%, 04/15/09	5,500	6,909,157
	5.500%, 07/15/10	41,700	57,082,975
	Rabobank Nederland NV
(j)	0.800%, 02/03/11	6,990,000	58,714,928
TOTAL — NETHERLANDS			172,407,493

NORWAY — (3.3%)
BONDS — (3.3%)
	Eksportfinans ASA
(j)	1.800%, 06/21/10	6,998,000	61,462,821
	Kommunalbanken AS
(t)	5.200%, 09/10/07	13,103	9,885,624
TOTAL — NORWAY			71,348,445

SPAIN — (2.8%)
BONDS — (2.8%)
	Instituto de Credito Oficial
(g)	4.750%, 12/07/07	3,000	5,688,377
	2.875%, 03/16/09	44,750	56,295,907
TOTAL — SPAIN			61,984,284

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (7.0%)
BONDS — (7.0%)
	African Development Bank
(f)	1.500%, 04/11/08	4,000	3,217,633
(j)	1.950%, 03/23/10	1,000,000	8,791,226
	Eurofima
(s)	5.625%, 02/05/08	43,100	6,119,286
	European Investment Bank
(g)	4.500%, 12/07/07	2,000	3,781,741
(s)	4.000%, 04/15/09	236,700	32,940,783
(f)	1.500%, 03/01/10	18,500	14,645,654
(d)	5.000%, 06/10/10	65,000	11,612,398
	Inter-American Development Bank
(c)	5.625%, 06/29/09	3,660	3,444,268
(j)	1.900%, 07/08/09	7,050,000	61,938,870
	Oresundsbro Konsortiet
(s)	6.000%, 04/20/09	9,000	1,310,303
	World Bank (International Bank for Reconstruction & Development)
(g)	7.125%, 07/30/07	3,000	5,824,845
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS			153,627,007

SWEDEN — (6.6%)
BONDS — (6.6%)
	Kommuninvest I Sverige AB
	4.100%, 05/11/09	156,000	21,735,552
(f)	2.250%, 12/14/09	9,260	7,509,744

3

	Stockholm, Sweden
	3.375%, 03/08/10	254,400	34,640,989
	Swedish Export Credit Corp.
(u)	2.875%, 01/26/07	14,700	14,573,639
(d)	5.375%, 10/15/09	6,790	1,220,649
	Swedish Government
	6.500%, 05/05/08	100,000	14,508,473
	5.000%, 01/28/09	81,000	11,579,732
	4.000%, 12/01/09	277,000	38,804,769
TOTAL — SWEDEN			144,573,547

SWITZERLAND — (0.2%)
BONDS — (0.2%)
	UBS AG
	0.875%, 12/29/09	6,700	5,190,003

UNITED KINGDOM — (7.6%)
BONDS — (7.6%)
	Bank of England
(e)	3.000%, 01/27/09	45,000	56,884,889
	BP Capital Markets P.L.C.
(f)	1.250%, 12/29/09	61,500	48,462,160
	Network Rail MTN Finance P.L.C.
(e)	3.125%, 03/30/09	47,000	59,448,753
TOTAL — UNITED KINGDOM			164,795,802

UNITED STATES — (24.3%)
AGENCY OBLIGATIONS — (8.4%)
	Federal Home Loan Bank
	2.750%, 11/15/06	31,300	31,129,227
	3.750%, 01/16/07	17,700	17,592,950
	Federal Home Loan Mortgage Corporation
	3.750%, 11/15/06	18,000	17,938,548
(e)	5.750%, 09/15/10	38,000	52,313,277
	Federal National Mortgage Association
	2.625%, 11/15/06	9,520	9,466,069
	3.000%, 11/22/06	30,000	29,838,990
(t)	6.375%, 08/15/07	33,824	25,831,629
TOTAL AGENCY OBLIGATIONS			184,110,690

BONDS — (6.5%)
	Fleetboston Financial Corp.
	4.875%, 12/01/06	16,870	16,847,006
	General Electric Capital Corp.
(j)	0.750%, 02/05/09	1,240,000	10,540,935
(s)	3.250%, 01/28/10	37,640	5,103,641
(f)	1.750%, 02/12/10	37,000	29,382,482
(s)	2.750%, 08/17/10	120,500	15,953,879
	KFW International Finance, Inc.
(j)	1.750%, 03/23/10	350,000	3,069,786
	Toyota Motor Credit Corp.
(j)	0.550%, 06/30/10	7,295,000	60,964,935
TOTAL BONDS			141,862,664

4

CERTIFICATES OF DEPOSITS — (4.0%)
Deutsche Bank AG
4.960%, 02/07/07	20,000	19,954,358
5.020%, 02/21/07	27,500	27,429,270
Wells Fargo Bank NA
4.850%, 01/30/07	39,000	38,840,591
TOTAL CERTIFICATES OF DEPOSITS		86,224,219

COMMERCIAL PAPER — (5.4%)
Canadian Wheat Board
5.250%, 12/18/06	7,600	7,478,658
Govco, Inc.
5.410%, 12/26/06	20,000	19,655,866
Ixis Commercial Paper
5.310%, 12/05/06	12,400	12,226,146
Sigma Finance Corp.
5.130%, 10/02/06	13,000	12,940,658
4.780%, 10/26/06	7,400	7,339,775
5.310%, 12/13/06	20,000	19,694,432
Societe Generale North America
5.110%, 01/31/07	35,000	34,209,238
Swedish Housing Finance Corp.
5.220%, 10/31/06	5,082	5,037,278
TOTAL COMMERCIAL PAPER		118,582,051

TOTAL — UNITED STATES		530,779,624

TEMPORARY CASH INVESTMENTS — (1.0%)

Repurchase Agreement, PNC Capital Markets, Inc. 5.22%, 09/01/06 (Collateralized by $21,188,000 FHLMC 4.00%, 09/22/09, valued at $20,923,150) to be repurchased at $20,615,989	20,613	20,613,000

TOTAL INVESTMENTS - (100.0%)
(Cost $2,162,254,222)##		$2,184,344,924

5

Notes to Schedules of Investments

Organizational Note

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund consists of forty-one operational portfolios, of which seven are included in this document. The Fund’s investment advisor is Dimensional Fund Advisors Inc.

Security Valuation Note

Securities held by the Domestic Equity Portfolios (U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, and DFA Real Estate Securities Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by DFA Five-Year Global Fixed Income Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Federal Tax Cost Note

At August 31, 2006, the total cost of securities for federal income tax purposes was:

U.S. Core Equity 1 Portfolio	$587,175,537
U.S. Core Equity 2 Portfolio	925,786,294
DFA Real Estate Securities Portfolio	1,835,568,934
Large Cap International Portfolio	1,212,006,710
International Core Equity Portfolio	600,779,154
Emerging Markets Core Equity Portfolio	557,010,307
DFA Five-Year Global Fixed Income Portfolio	2,162,254,222

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SCHEDULE OF INVESTMENTS

August 31, 2006

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.4%)
COMMON STOCKS — (0.4%)
	Acindar Industria Argentina de Aceros SA Series B	659,405	$1,001,805
*	Alpargatas SAIC	6,363	9,345
*	Banco Suquia SA	327,868	51,368
	BBVA Banco Frances SA	130,508	315,175
*	Capex SA Series A	131,575	378,970
*	Celulosa Argentina SA Series B	14,412	11,131
*	Central Puerto SA Series B	125,000	90,206
	Cresud SA Comercial Industrial Financiera y Agropecuaria	461,252	605,866
	DYCASA SA (Dragados y Construcciones Argentina) Series B	55,000	57,621
*	Endesa Costanera SA Series B	261,000	204,872
*	IRSA Inversiones y Representaciones SA	1,186,421	1,378,145
*	Juan Minetti SA	769,693	669,946
	Ledesma S.A.A.I.	885,405	526,853
*	Metrogas SA Series B	176,000	57,934
*	Molinos Rio de la Plata SA Series B	502,274	518,261
*	Polledo SA Industrial y Constructora y Financiera	50,000	5,396
	Siderar S.A.I.C. Series A	494,314	3,379,454
	Solvay Indupa S.A.I.C.	1,229,322	1,233,431
	Tenaris SA	140,000	2,510,255
*	Transportadora de Gas del Sur SA Series B	364,679	353,201

TOTAL — ARGENTINA			13,359,235

BRAZIL — (7.6%)
COMMON STOCKS — (1.7%)
	Arcelor Brasil SA	1,751,487	30,389,607
*	Avipal SA Avicultura e Agropecua	12,500,000	49,090
	Brasil Telecom Participacoes SA	51,256,779	508,264
	Companhia Siderurgica Nacional SA	931,400	27,455,448
*	Embratel Participacoes SA	50,000,000	156,250
	Eternit SA	163,200	730,746
*	Sadia SA ADR	81,800	2,184,060
*	Tele Norte Celular Participacoes SA	50,064,513	17,046
	Tele Norte Leste Participacoes SA	51,468	1,293,902
	Telemig Celular Participacoes SA	52,346,436	165,536
	Tim Participacoes SA	98,247,830	371,179
*	Vivo Participacoes SA	56,706	282,208
TOTAL COMMON STOCKS			63,603,336

PREFERRED STOCKS — (5.9%)
	Acesita SA	413,076	7,635,355
	Bradespar SA	5,702	201,565
	Brasil Telecom Participacoes SA	1,984,088	11,938

1

	Braskem SA Preferred A	1,479,200	9,624,459
	Centrais Electricas de Santa Catarina SA - CELESC Series B	4,620,000	3,533,955
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	146,540,000	3,978,588
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	3,900	107,484
	Companhia Brasileira de Petroleo Ipiranga SA	658,200	5,228,146
	Companhia de Tecidos Norte de Minas	23,127,500	2,092,478
	Confab Industrial SA	1,926,000	3,719,048
	Distribuidora de Produtos de Petroleo Ipiranga SA	16,000	171,642
	Duratex SA	805,100	8,073,531
	Embratel Participacoes SA	1,389,166	4,341
	Forjas Taurus SA	406,200	585,428
	Gerdau SA	1,222,542	17,910,468
	Globex Utilidades SA	34,076	270,033
	Industrias Romi SA	9,200	480,597
*	Inepar Industria e Construcoes SA	7,896	40,143
	Investimentos Itau SA	5,388,166	22,869,548
	Klabin SA	3,928,000	7,877,985
	Magnesita SA Series A	140,483,000	893,744
	Mahle-Metal Leve SA Industria e Comercio	4,000	67,164
	Marcopolo SA	1,298,400	2,513,228
	Metalurgica Gerdau SA	1,217,100	21,571,735
*	Plascar Participacoes Industriais SA	6,900,000	112,640
*	Plascar Participacoes Industriais SA Preferred Receipts	4,111,685	67,122
	Refinaria de Petroleo Ipiranga SA	12,600	190,998
	Sadia SA	3,082,282	8,381,392
	Santista Textil SA	29,600	245,746
	Sao Paulo Alpargatas SA	37,800	1,613,200
	Suzano Papel e Celullose SA	1,167,539	7,106,522
	Suzano Petroquimica SA	545,905	878,439
	Tele Norte Celular Participacoes SA	1,390,958	221
	Tele Norte Leste Participacoes SA	7,538	98,092
	Telemar Norte Leste SA	631,500	12,665,345
	Telemig Celular Participacoes SA	1,422,616	2,442
*	Telemig Celular Participacoes SA Subscription Receipts	15,193	25
	Tim Participacoes SA	951,707,394	2,774,334
	Ultrapar Participacoes SA	26,800	480,000
	Ultrapar Participacoes SA Sponsored ADR	22,000	396,220
	Uniao des Industrias Petroquimicas SA Series B	2,902,299	2,192,968
	Unibanco-Uniao de Bancos Brasileiros SA ADR	201,400	14,571,290
	Unibanco-Uniao de Bancos Brasileiros Units SA	271,000	1,968,036
	Usinas Siderurgicas de Minas Gerais SA Series A	1,170,025	36,814,313
	Vale do Rio Doce Series B	239,144	0
*	Vivo Participacoes SA	890	2,823
	Votorantim Celulose e Papel SA	629,975	10,163,636
	Votorantim Celulose e Papel SA ADR	166,100	2,679,193
*	Whirlpool SA	527,534	290,341
TOTAL PREFERRED STOCKS			223,157,941

TOTAL — BRAZIL			286,761,277

CHILE — (2.7%)
COMMON STOCKS — (2.7%)
	Banco de Credito e Inversiones SA Series A	54,733	1,466,966
	Banmedica SA	347,000	298,260
	CAP SA (Compania de Aceros del Pacifico)	199,310	2,612,066

2

	Cementos Bio-Bio SA	364,967	988,312
	Compania Cervecerias Unidas SA	143,000	709,713
	Compania de Consumidores de Gas Santiago SA	124,667	656,749
	Compania de Telecomunicaciones de Chile SA Series A	2,486,405	4,504,024
	Compania de Telecomunicaciones de Chile SA Series B	372,166	591,613
	Compania SudAmericana de Vapores SA	3,516,055	4,419,441
	Compania Telecomunicaciones de Chile SA Sponsored ADR	492,700	3,616,418
	Corpbanca SA	513,749,338	2,563,999
	Cristalerias de Chile SA	133,697	1,223,290
	CTI SA (Cia Tecno Industrial)	4,900,000	153,521
	Distribucion y Servicio D&S SA ADR	11,500	182,620
	Empresa Nacional de Electricidad SA	2,694,503	2,569,988
	Empresa Nacional de Telecomunicaciones SA	116,880	1,121,270
	Empresas CMPC SA	466,071	12,878,550
	Empresas Copec SA	947,488	8,844,389
	Empresas Iansa SA	23,583,062	3,901,449
	Enersis SA	31,903,095	7,902,061
	Enersis SA ADR	2,199,500	27,185,820
	Industrias Forestales SA	2,580,202	586,626
*	Inversiones Frimetal SA	4,900,000	0
	Madeco Manufacturera de Cobre SA ADR	89,100	837,540
*	Madeco SA	28,844,021	2,687,132
	Masisa SA	3,620,083	582,158
	Minera Valparaiso SA	7,500	152,495
	Parque Arauco SA	782,020	500,146
	Sociedad Quimica y Minera de Chile SA Series A	43,364	452,877
	Sociedad Quimica y Minera de Chile SA Series B	481,533	5,278,171
	Soquimic Comercial SA	150,000	42,976
	Vina de Concha y Toro SA	350,000	505,268
*	Vina San Pedro SA	13,979,895	124,036
	Watt’s SA	163,489	93,683

TOTAL — CHILE			100,233,627

CZECH REPUBLIC — (3.2%)
COMMON STOCKS — (3.2%)
	CEZ A.S.	2,744,208	102,288,459
*	Telefonica 02 Czech Republic A.S.	937,593	20,618,270

TOTAL — CZECH REPUBLIC			122,906,729

HUNGARY — (3.5%)
COMMON STOCKS — (3.5%)
	BorsodChem NYRT	655,406	8,644,652
*	Danubius Hotel & Spa NYRT	138,417	3,714,022
	Egis Nyrt.	115,885	16,726,546
*	Fotex NYRT	971,495	2,608,568
*	Linamar Hungary Autoipari es G	100,770	945,723
	MOL Hungarian Oil & Gas NYRT	873,082	88,626,368
*	Pannonplast RT	110,028	1,804,280
*	RABA Automotive Holding P.L.C.	255,327	1,031,367
*	Synergon Information Systems	134,656	573,605
	Tiszai Vegyi Kombinat RT	253,242	6,720,664
	Zwack Unicum RT	387	20,052

TOTAL — HUNGARY			131,415,847

3

INDIA — (12.6%)
COMMON STOCKS — (12.6%)
	Aarti Industries, Ltd.	177,514	123,357
	Adani Exports, Ltd.	1,287,587	3,308,443
	Aditya Birla Nuvo, Ltd.	134,650	2,321,774
	Adlabs Films, Ltd.	86,755	539,885
	Aftek Infosys, Ltd.	564,418	746,501
*	Agro Tech Foods, Ltd.	136,705	265,443
	Alembic, Ltd.	99,590	725,604
	Alok Industries, Ltd.	736,832	990,842
	Amtek Auto, Ltd.	119,692	748,100
	Apollo Tyres, Ltd.	175,197	1,159,662
*	Aptech, Ltd.	20,996	52,868
	Arvind Mills, Ltd.	1,185,419	1,563,462
	Ashok Leyland, Ltd.	5,581,530	4,752,438
	Aurobindo Pharma, Ltd.	215,126	2,886,567
	Avaya Globalconnect, Ltd.	13,721	74,648
	Aztec Software & Technology Services, Ltd.	34,941	108,578
	Bajaj Auto Finance, Ltd.	37,588	314,819
	Bajaj Auto, Ltd.	76,284	4,421,576
	Balaji Telefilms, Ltd.	10,796	30,240
	Ballarpur Industries, Ltd.	886,062	2,186,815
	Balmer Lawrie & Co., Ltd.	39,215	329,028
	Bank of Rajasthan, Ltd.	351,617	280,700
	BASF India, Ltd.	99,750	463,370
*	Bata India, Ltd.	98,732	428,154
	Biocon, Ltd.	13,896	112,360
	BOC India, Ltd.	241,619	880,848
	Bombay Dyeing & Manufacturing Co., Ltd.	56,026	770,975
*	Ceat, Ltd.	136,470	299,986
	Century Enka, Ltd.	133,495	407,224
	Century Textiles & Industries, Ltd.	277,738	2,579,625
	Chambal Fertilizers & Chemicals, Ltd.	2,270,380	1,721,201
	Cholamandalam DBS Finance, Ltd.	347	1,081
	City Union Bank, Ltd.	56,313	140,609
	Clariant Chemicals (India), Ltd.	2,398	15,449
	CMC, Ltd.	3,267	35,538
	Coromandel Fertilisers, Ltd.	136,536	185,484
	Cummins India, Ltd.	50,000	226,034
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	386,267	672,232
	D-Link (India), Ltd.	66,109	119,395
	Dr. Reddy’s Laboratories, Ltd.	667,398	10,315,545
	E.I.D. - Parry (India), Ltd.	357,212	1,311,918
	Eicher Motors, Ltd.	12,456	60,308
	EIH, Ltd.	93,147	1,467,343
*	Elder Pharmaceuticals, Ltd.	71,415	560,822
	Electrosteel Casings, Ltd.	43,769	348,601
	Elgi Equipments, Ltd.	174,405	216,662
*	Escorts, Ltd.	275,294	504,820
*	Essar Steel, Ltd.	1,596,855	1,221,960
	Essel Propack, Ltd.	442,637	721,093
	Eveready Industries (India), Ltd.	351,390	755,494
	Everest Industries, Ltd.	23,275	64,952

4

	Exide Industries, Ltd.	114,382	858,135
*	FDC, Ltd.	85,911	78,658
	Federal Bank, Ltd.	356,866	1,500,324
	Finolex Cables, Ltd.	107,411	805,654
	Finolex Industries, Ltd.	695,629	1,198,490
	Geometric Software Solutions Co., Ltd.	73,022	155,607
	GHCL, Ltd.	118,654	479,045
	Godrej Industries, Ltd.	6,000	12,999
*	Goetze (India), Ltd.	9,785	64,252
	Great Eastern Shipping Co., Ltd.	1,032,054	6,002,703
*	GTL Infrastructure, Ltd.	544,800	341,854
	GTL, Ltd.	544,800	1,683,349
	Gujarat Alkalies & Chemicals, Ltd.	377,390	1,446,883
	Gujarat Ambuja Cements, Ltd.	2,023,923	4,891,657
	Gujarat Fluorochemicals, Ltd.	50,745	564,925
	Gujarat Narmada Valley Fertilizers Co., Ltd.	601,145	1,266,362
	Gujarat State Fertilizers & Chemicals, Ltd.	447,664	1,685,018
	H.E.G., Ltd.	113,959	324,562
	HCL Technologies, Ltd.	174,600	2,174,433
	HDFC Bank, Ltd.	241,906	4,435,045
*	Himachal Futuristic Communications, Ltd.	3,436,502	1,926,498
	Himatsingka Seide, Ltd.	131,216	331,873
	Hinduja TMT, Ltd.	124,218	1,590,384
	Hindustan Construction Co., Ltd.	1,093,222	2,510,409
*	Hindustan Motors, Ltd.	769,723	644,143
	Hindustan Sanitaryware & Industries, Ltd.	24,608	53,727
	Hotel Leelaventure, Ltd.	320,467	2,009,764
	I.B.P. Co., Ltd.	7,999	83,158
	ICI India, Ltd.	47,767	324,741
	ICICI Bank Sponsored ADR	10,000	266,900
	iGate Global Solutions, Ltd.	20,446	76,455
*	India Cements, Ltd.	1,101,657	4,742,169
	India Glycols, Ltd.	115,658	383,184
	Indiabulls Financial Services, Ltd.	6,234	41,692
	Indian Hotels Co., Ltd.	294,289	8,195,858
	Indian Petrochemicals Corp., Ltd.	1,306,558	8,168,780
	Indo Rama Synthetics (India), Ltd.	202,314	232,887
*	IndusInd Bank, Ltd.	1,436,430	1,329,340
	Industrial Development Bank of India, Ltd.	3,178,422	4,450,080
*	Infotech Enterprises, Ltd.	34,683	152,888
	IPCA Laboratories, Ltd.	49,978	416,565
*	Ispat Industries, Ltd.	2,195,639	561,407
	IVRCL Infrastructures & Projects, Ltd.	67,260	332,513
	J.B. Chemicals & Pharmaceuticals, Ltd.	204,233	403,269
	J.K. Industries, Ltd.	158,674	385,726
	Jammu & Kashmir Bank, Ltd.	190,012	1,746,460
	JBF Industries, Ltd.	35,983	69,690
	Jindal Poly Films, Ltd.	21,594	64,296
	Jindal Saw, Ltd.	129,659	815,915
*	Jindal Stainless, Ltd.	614,306	1,280,372
	Jindal Steel & Power, Ltd.	87,240	2,779,136
	JSW Steel, Ltd.	624,983	3,694,699
	Karnataka Bank, Ltd.	66,072	157,274
	Karur Vysya Bank, Ltd.	14,306	84,347
	Kesoram Industries, Ltd.	254,223	2,057,104

5

	Kirloskar Oil Engines, Ltd.	229,180	1,016,112
	Kohinoor Foods, Ltd.	66,948	111,949
	LIC Housing Finance, Ltd.	345,645	1,220,338
	Maharashtra Scooters, Ltd.	13,612	79,840
	Mahavir Spinning Mills, Ltd.	88,383	550,360
	Mahindra & Mahindra, Ltd.	606,166	8,452,261
	Maruti Udyog, Ltd.	272,830	5,056,717
	Mastek, Ltd.	83,250	609,142
	Merck, Ltd.	23,905	271,933
	Monsanto India, Ltd.	1,217	43,513
	Moser Baer (India), Ltd.	529,290	2,166,715
	Mphasis BFL, Ltd.	292,087	1,103,497
	MRF, Ltd.	14,402	1,147,033
*	Mukand, Ltd.	351,931	645,294
*	Nagarjuna Fertilizers & Chemicals, Ltd.	1,907,234	483,627
	Nahar Spinning Mills, Ltd.	31,075	143,090
*	Natco Pharma, Ltd.	80,863	187,488
	National Organic Chemical Industries, Ltd.	721,387	368,729
	Navneet Publications (India), Ltd.	23,748	150,666
	NIIT Technologies, Ltd.	60,103	241,143
	NIIT, Ltd.	19,941	147,391
	Nirma, Ltd.	140,496	1,159,117
*	Omax Autos, Ltd.	39,310	79,032
	Orchid Chemicals & Pharmaceuticals, Ltd.	366,379	1,593,805
	Patni Computer Systems, Ltd.	204,200	1,602,674
*	Pentamedia Graphics, Ltd.	658,344	55,405
*	Petronet LNG, Ltd.	1,101,984	1,161,552
	Polaris Software Lab, Ltd.	396,842	955,019
	Polyplex Corp., Ltd.	41,389	98,149
	Pricol, Ltd.	49,154	39,072
*	Prism Cements, Ltd.	358,139	276,009
	PSL, Ltd.	52,822	229,838
	Punjab Tractors, Ltd.	284,281	1,373,837
*	Rain Calcining, Ltd.	331,067	239,295
	Rajasthan Spinning & Weaving Mills, Ltd.	35,562	85,223
*	Rama Newsprint & Papers, Ltd.	84,210	16,775
	Raymond, Ltd.	288,315	2,686,569
*	Reliance Capital, Ltd.	339,307	3,390,821
*	Reliance Communications, Ltd.	6,786,159	43,655,621
	Reliance Energy, Ltd.	508,961	4,809,054
	Reliance Industries, Ltd.	6,886,159	165,416,117
*	Reliance Natural Resources, Ltd.	6,786,159	2,908,456
	Rolta India, Ltd.	321,636	1,521,420
	Ruchi Soya Industries, Ltd.	94,588	530,027
*	Samtel Colour, Ltd.	77,810	66,448
	Sesa Goa, Ltd.	8,700	178,583
	Shriram Transport Finance Co., Ltd.	50,855	114,638
*	Sical Logistics, Ltd.	3,414	17,070
	Sona Koyo Steering Systems, Ltd.	29,642	58,405
	Sonata Software, Ltd.	457,576	283,751
	South India Bank, Ltd.	76,352	112,600
	Srei Infrastructure Finance, Ltd.	332,329	316,237
	SRF, Ltd.	202,265	1,027,247
*	Sterlite Industries (India), Ltd. Series A	1,319,280	11,759,819
	Sterlite Optical Technologies, Ltd.	274,890	1,027,384

6

	Strides Arcolab, Ltd.	34,319	207,002
*	Subros, Ltd.	13,278	60,169
	Sundram Fastners, Ltd.	11,535	33,169
*	Supreme Petrochem, Ltd.	69,306	32,080
	Tata Chemicals, Ltd.	1,092,020	5,274,226
	Tata Investment Corp., Ltd.	57,960	487,141
	Tata Metaliks, Ltd.	26,681	83,764
	Tata Steel, Ltd.	1,899,526	20,252,640
	Tata Tea, Ltd.	166,270	2,858,245
*	Tele Data Informatics, Ltd.	242,218	51,427
	Tube Investments of India, Ltd.	398,775	671,258
	TVS Motor Co., Ltd.	1,082,101	2,157,904
	Ucal Fuel Systems, Ltd.	4,360	10,286
	Unichem Laboratories, Ltd.	20,832	106,797
	Usha Martin, Ltd.	179,652	629,666
	UTI Bank, Ltd.	1,388,368	10,237,275
*	Uttam Galva Steels, Ltd.	305,386	212,498
	Varun Shipping Co.	549,032	872,436
	Videocon Industries, Ltd.	35,767	318,055
	Videsh Sanchar Nigam, Ltd.	929,481	8,314,200
	Visualsoft Technologies, Ltd.	97,597	189,770
*	Welspun India, Ltd.	37,142	69,932
*	Welspun-Gujarat Stahl Rohren, Ltd.	406,465	643,114
	Zee Telefilms, Ltd. Series B	2,095,477	12,376,159
	Zensar Technologies, Ltd.	54,672	256,783
	Zuari Industries, Ltd.	127,958	487,517
TOTAL COMMON STOCKS			476,809,511

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd. Cumulative Preferred Shares	1,463,759	58,192

TOTAL — INDIA			476,867,703

INDONESIA — (3.0%)
COMMON STOCKS — (3.0%)
*	PT Apac Citra Centretex Tbk	774,000	5,534
	PT Asahimas Flat Glass Tbk	5,333,500	1,290,066
	PT Astra Graphia Tbk	18,779,000	526,018
	PT Astra International Tbk	4,235,500	5,166,767
*	PT Bakrieland Development Tbk	18,329,500	332,438
*	PT Bank Pan Indonesia Tbk	141,853,326	7,173,906
	PT Berlian Laju Tanker Tbk	54,456,800	11,908,775
	PT Bhakti Investama Tbk	31,933,500	1,001,353
	PT Branta Mulia Tbk	180,000	21,666
*	PT Budi Acid Jaya Tbk	6,410,000	77,539
	PT Charoen Pokphand Indonesia Tbk	13,979,000	545,729
	PT Ciputra Surya Tbk	1,000,000	80,225
	PT Clipan Finance Indonesia Tbk	12,461,000	445,202
*	PT Davomas Adabi Tbk	71,017,500	5,077,768
*	PT Delta Dunia Petronda Tbk	593,500	6,199
*	PT Dynaplast Tbk	3,040,000	260,657
*	PT Ever Shine Textile Tbk	19,347,215	175,458
*	PT Great River International Tbk	1,788,000	90,412
	PT Gudang Garam Tbk	642,000	712,124

7

*	PT Hero Supermarket Tbk	220,000	131,802
	PT Indofood Sukses Makmur Tbk	25,723,500	3,359,875
	PT Indo-Rama Synthetics Tbk	7,901,320	375,218
	PT International Nickel Indonesia Tbk	7,522,000	18,175,417
	PT Jaya Real Property Tbk	25,947,500	1,658,800
*	PT Karwell Indonesia Tbk	1,466,500	34,659
	PT Kawasan Industry Jababeka Tbk	59,170,000	813,102
	PT Lautan Luas Tbk	7,721,000	326,881
	PT Matahari Putra Prima Tbk	15,085,500	1,259,596
	PT Mayorah Indah Tbk	8,497,572	923,719
	PT Medco Energi International Tbk	31,249,000	12,350,759
	PT Metrodata Electronics Tbk	18,582,000	142,972
*	PT Modern Photo Tbk	1,266,500	38,286
*	PT Mutlipolar Corporation Tbk	7,188,750	82,862
*	PT Panasia Indosyntec Tbk	403,200	17,729
*	PT Panin Insurance Tbk	27,086,000	698,858
*	PT Petrosea Tbk	76,000	51,407
*	PT Polychem Indonesia Tbk	6,156,000	148,881
	PT Samudera Indonesia Tbk	415,500	282,764
	PT Selamat Semp Tbk	10,624,000	356,197
	PT Semen Gresik Tbk	8,421,591	23,465,109
*	PT Sinar Mas Agro Resources & Technology Tbk	8,442,900	3,710,414
	PT Summarecon Agung Tbk	3,150,000	314,962
*	PT Sunson Textile Manufacturer Tbk	6,012,000	119,141
*	PT Suparma Tbk	3,995,345	80,353
*	PT Surya Dumai Industri Tbk	5,145,000	203,606
	PT Surya Toto Indonesia Tbk	46,400	34,174
	PT Tempo Scan Pacific Tbk	6,466,000	4,828,076
	PT Tigaraksa Satria Tbk	718,200	19,935
	PT Timah Tbk	5,855,000	1,119,314
	PT Trias Sentosa Tbk	29,527,200	437,736
	PT Trimegah Sec Tbk	34,298,000	490,971
	PT Tunas Ridean Tbk	10,810,000	747,391
	PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	406,546
	PT Unggul Indah Cahaya Tbk	371,435	112,284
TOTAL COMMON STOCKS			112,217,632

RIGHTS/WARRANTS — (0.0%)
*	PT Bank Pan Indonesia Tbk Warrants 07/10/09	28,370,665	545,770

TOTAL — INDONESIA			112,763,402

ISRAEL — (4.1%)
COMMON STOCKS — (4.1%)
*	Afcon Industries, Ltd.	2,102	11,150
*	Albad Massuot Yitzhak, Ltd.	36,481	341,507
*	Alvarion, Ltd.	4,828	34,324
	American Israeli Paper Mills, Ltd.	23,254	931,143
*	Ashtrom Properties, Ltd.	171,400	100,945
	Azorim Investment Development & Construction Co., Ltd.	299,403	4,162,855
	Bank Hapoalim B.M.	10,247,789	45,064,110
	Bank Leumi Le-Israel	10,571,942	37,682,602
	Bank of Jerusalem, Ltd.	71,150	107,729
*	Baran Group, Ltd.	90,555	1,153,350

8

*	Blue Square Chain Stores Properties & Investments, Ltd.	33,400	314,250
	Clal Industries, Ltd.	773,796	3,911,518
*	Delta-Galil Industries, Ltd.	105,248	849,560
	Discount Investment Corp.	232,770	5,117,177
*	Discount Mortgage Bank, Ltd.	3,611	409,168
	Elbit Medical Imaging, Ltd.	168,210	3,882,030
*	Electra (Israel), Ltd.	13,319	1,661,193
*	Electra Consumer Products	63,603	413,347
	Elron Electronic Industries, Ltd.	202,296	2,152,087
*	Feuchtwanger Investments 1984, Ltd.	10,500	29
*	First International Bank of Israel, Ltd.	550,597	1,331,662
*	First International Bank of Israel, Ltd. Par Value $0.05	294,660	3,545,981
*	Formula Systems (1985), Ltd.	93,700	979,395
*	Formula Vision Technologies, Ltd.	1,953	896
*	Granite Hacarmel Investments, Ltd.	142,500	186,606
*	GTC Real Estate NV	3,052	22,971
	IDB Development Corp., Ltd. Series A	248,909	6,507,122
	Industrial Building Corp., Ltd.	937,191	1,787,291
	Israel Cold Storage & Supply Co., Ltd.	7,000	52,784
	Israel Corp., Ltd. Series A	3,576	1,425,631
*	Israel Petrochemical Enterprises, Ltd.	238,177	1,726,678
*	Israel Steel Mills, Ltd.	97,000	866
*	J.O.E.L. Jerusalem Oil Exploration, Ltd.	27,096	298,322
*	Kardan Israel, Ltd.	2,237	7,218
	Knafaim Arkia Holdings, Ltd.	117,857	1,052,665
*	Koor Industries, Ltd.	125,769	6,341,435
	Leader Holding & Investments, Ltd.	197,439	327,406
*	Liberty Properties, Ltd.	3,457	37,491
	Makhteshim-Agan Industries, Ltd.	227,355	1,161,655
*	Mer Industries, Ltd.	6,273	35,886
	Merhav-Ceramic & Building Materials Center, Ltd.	36,232	85,794
*	Metalink, Ltd.	21,794	117,168
*	Middle East Tube Co., Ltd.	46,200	65,194
*	Miloumor, Ltd.	96,888	326,954
*	Minrav Holdings, Ltd.	2,000	79,451
*	Mivtach Shamir Holdings, Ltd.	4,653	69,753
*	Naphtha Israel Petroleum Corp.	407,900	123,644
*	OCIF Investments and Development, Ltd.	14,180	314,587
*	Orckit Communications, Ltd.	12,105	110,205
	Otzar Hashilton Hamekomi, Ltd.	1,050	88,772
	Packer Plada, Ltd.	4,006	248,312
	Polgat Industries, Ltd. Series A	87,600	48,367
	Property and Building Corp., Ltd.	11,288	1,412,138
*	Scailex Corp., Ltd.	365,565	2,578,218
	Shrem Fudim Kelner & Co., Ltd.	101,645	335,892
	Suny Electronic Inc., Ltd.	129,761	446,655
*	Super-Sol, Ltd. Series B	793,301	2,383,152
*	Team Computer & Systems, Ltd.	7,900	110,421
*	The Israel Land Development Co., Ltd.	234,969	809,031
*	Tower Semiconductor, Ltd.	578,773	801,579
*	TTI Team Telecom International, Ltd. ADR	16,590	82,618
*	Union Bank of Israel, Ltd.	373,011	1,589,930
	United Mizrahi Bank, Ltd.	1,506,943	8,398,221
	Urdan Industries, Ltd.	183,950	117,619
*	Ytong Industries, Ltd.	174,250	170,436
TOTAL COMMON STOCKS			156,044,146

9

RIGHTS/WARRANTS — (0.0%)
*	Global Trade Centre International Warrants 10/06/06	91	0

TOTAL — ISRAEL			156,044,146

MALAYSIA — (5.6%)
COMMON STOCKS — (5.6%)
	A&M Realty Berhad	213,550	83,942
	ACP Industries Berhad	1,239,900	286,365
*	Advance Synergy Berhad	641,000	33,042
	Advanced Synergy Capital Berhad	153,500	13,251
	Affin Holdings Berhad	7,359,600	3,362,150
	Aluminum Co. of Malaysia Berhad	250,000	95,223
*	AMBD Berhad	1,990,900	73,206
	AmInvestment Group Berhad	994,468	426,611
	AMMB Holdings Berhad	16,072,144	10,709,440
*	Ancom Berhad	393,750	67,723
	Ann Joo Resources Berhad	1,235,100	438,751
*	Antah Holding Berhad	306,000	11,638
	APM Automotive Holdings Berhad	1,024,700	599,939
	Apollo Food Holdings Berhad	198,400	141,433
*	Arab Malaysia Corp. Berhad	2,000,000	679,105
	Asas Dunia Berhad	524,700	99,733
*	Asia Pacific Land Berhad	5,644,300	475,579
	Asiatic Development Berhad	3,959,500	3,965,272
	Ayer Hitam Planting Syndicate Berhad	27,000	19,339
	Bandar Raya Developments Berhad	2,886,500	850,497
	Batu Kawan Berhad	1,353,600	3,431,651
*	Berjaya Capital Berhad	614,136	125,320
*	Berjaya Corp. Berhad	7,956,380	249,640
*	Berjaya Corp. Berhad ICULS	34,838,582	567,866
*	Berjaya Land Berhad	3,934,800	554,854
	Bernas Padiberas Nasional Berhad	3,139,700	1,477,971
	Bimb Holdings Berhad	1,029,800	322,959
	Bina Darulaman Berhad	118,000	27,236
	Binaik Equity Berhad	149,800	29,580
*	Bolton Properties Berhad	1,107,100	222,772
	Boustead Holdings Berhad	3,078,700	1,588,099
	Boustead Properties Berhad	343,700	271,137
	Bumiputra-Commerce Asset Holdings Berhad	789,000	1,178,392
	Cahya Mata Sarawak Berhad	1,169,500	314,954
	Chemical Co. of Malaysia Berhad	311,000	285,700
	Chin Teck Plantations Berhad	296,600	433,523
	Choo Bee Metal Industries Berhad	235,700	99,407
*	Compugates Holdings Berhad	5,000	2,066
*	Cosway Corp. Berhad	854,100	194,354
*	Country Heights Holdings Berhad	174,000	29,991
	Courts Mammoth Berhad	1,280,000	244,145
	Cycle & Carriage Bintang Berhad	249,800	261,414
*	Damansara Realty Berhad	5,487,800	199,529
*	Datuk Keramik Holdings Berhad	127,000	1,553
	Dijaya Corp. Berhad	612,100	122,514

10

	DNP Holdings Berhad	166,000	25,571
	DRB-Hicom Berhad	6,686,800	2,710,732
*	Dunham-Bush (Malaysia) Berhad	128,115	46,130
*	E&O Property Development Berhad	188,766	36,596
	Eastern & Oriental Berhad (6468754)	755,066	201,563
*	Eastern & Oriental Berhad (B19ZLW1)	283,149	75,768
	Eastern Pacific Industrial Corp. Berhad	414,400	143,823
	ECM Libra Avenue Berhad	2,357,930	398,258
*	Ecofirst Consolidated Berhad	1,268,000	43,254
	Edaran Otomobil Nasional Berhad	1,327,100	738,291
	Engtex Group Berhad	311,000	89,913
	EON Capital Berhad	1,058,307	1,655,003
	Esso Malaysia Berhad	633,200	600,018
*	Faber Group Berhad	170,300	28,115
	Far East Holdings Berhad	388,800	397,665
	Focal Aims Holdings Berhad	424,000	37,435
*	Fountain View Development Berhad	2,573,200	146,786
	Gamuda Berhad	6,334,000	6,982,613
	General Corp. Berhad	1,242,900	196,036
	Glomac Berhad	1,096,800	318,127
	Gold IS Berhad	1,341,900	510,079
	Golden Hope Plantations Berhad	5,848,950	7,643,973
*	Golden Plus Holdings Berhad	201,000	21,879
*	Gopeng Berhad	273,900	33,790
*	Grand United Holdings Berhad	977,700	104,775
*	Gula Perak Berhad	3,605,350	127,613
	Guthrie Ropel Berhad	191,700	217,382
	Hap Seng Consolidated Berhad	1,499,200	887,005
	Highlands and Lowlands Berhad	3,550,100	4,556,178
*	HIL Industries Berhad	373,285	34,700
*	Ho Hup Construction Co. Berhad	175,100	26,750
*	Ho Wah Genting Berhad	369,000	22,062
	Hong Leong Financial Group Berhad	1,191,937	1,469,429
	Hong Leong Industries Berhad	1,101,800	1,208,870
	Hume Industries (Malaysia) Berhad	389,967	310,303
*	Hunza Properties Berhad	276,300	109,744
	Hwang-DBS (Malaysia) Berhad	775,000	319,446
	IGB Corp. Berhad	9,267,800	3,613,179
	IJM Corp. Berhad	4,315,600	6,986,306
	IJM Plantations Berhad	204,400	88,976
*	Insas Berhad	2,012,100	166,128
	Integrated Logistics Berhad	983,000	573,104
	IOI Properties Berhad	13,600	31,101
	Island & Peninsular Berhad	3,771,823	1,344,861
*	Jaks Resources Berhad	2,292,000	290,035
	Jaya Tiasa Holdings Berhad	1,128,700	824,408
	Jerneh Asia Berhad	265,700	135,992
*	Johan Holdings Berhad	228,000	7,121
	Johor Land Berhad	247,940	65,143
	K & N Kenanga Holdings Berhad	1,454,300	233,210
	Keck Seng (Malaysia) Berhad	1,224,800	1,106,204
*	Kejora Harta Berhad	2,144,100	288,326
	Kian Joo Can Factory Berhad	1,236,200	808,789
*	KIG Glass Industrial Berhad	260,000	2,119
	Kim Hin Industry Berhad	325,900	110,993

11

	Kim Loong Resources Berhad	113,000	45,969
	KLCC Property Holdings Berhad	4,662,000	2,784,684
	KPJ Healthcare Berhad	1,102,200	613,919
	KrisAssets Holdings Berhad	368,377	244,184
	Kuala Lumpur Kepong Berhad	3,438,300	10,684,101
*	Kub Malaysia Berhad	6,829,000	790,134
*	Kulim Malaysia Berhad	1,375,425	1,678,307
*	Kumpulan Europlus Berhad	3,428,300	252,651
*	Kumpulan Fima Berhad	167,400	33,918
	Kwantas Corp. Berhad	123,000	120,987
*	Land & General Berhad	7,622,600	374,242
	Landmarks Berhad	2,886,300	1,282,777
	Leader Universal Holdings Berhad	4,214,433	523,472
	Leong Hup Holdings Berhad	1,469,800	509,130
*	Lien Hoe Corp. Berhad	654,850	48,092
	Lion Diversified Holdings Berhad	2,683,300	3,374,042
	Lion Industries Corp. Berhad	3,771,381	806,014
*	London Biscuits Berhad	138,100	68,675
	MAA Holdings Berhad	210,800	83,278
	Malayan Cement Berhad	67,500	14,784
	Malaysia Building Society Berhad	263,000	47,905
	Malaysia Industrial Development Finance Berhad	5,266,200	1,412,856
	Malaysian Airlines System Berhad	469,300	385,347
	Malaysian Bulk Carriers Berhad	2,501,300	1,619,060
	Malaysian Mosaics Berhad	1,968,000	938,103
	Malaysian National Reinsurance Berhad	1,106,500	1,244,139
	Malaysian Plantations Berhad	5,187,100	3,047,846
*	Malaysian Resources Corp. Berhad	12,033,100	2,482,742
	MBM Resources Berhad	416,233	319,544
*	Meda, Inc. Berhad	650,100	22,271
	Mega First Corp. Berhad	448,000	116,596
	Melewar Industrial Group Berhad	768,000	206,258
	Mentakab Rubber Co. (Malaya) Berhad	1,100	509
	Merge Housing Berhad	58,952	10,128
	Metro Kajang Holdings Berhad	535,333	135,037
*	Metroplex Berhad	817,000	8,948
*	Mieco Chipboard Berhad	732,600	195,832
	MK Land Holdings Berhad	4,865,100	734,068
	MMC Corp. Berhad	6,727,400	5,833,810
	MTD Infraperdana Berhad	5,891,300	1,596,311
	Muda Holdings Berhad	706,000	63,068
	Muhibbah Engineering Berhad	852,000	390,134
*	MUI Properties Berhad	1,314,000	73,040
*	Mulpha International Berhad	10,486,400	3,489,843
*	Multi-Purpose Holdings Berhad	1,974,000	500,818
	Mutiara Goodyear Development Berhad	247,900	25,492
	MWE Holdings Berhad	458,000	83,514
*	Mycron Steel Berhad	119,750	23,819
	Naluri Berhad	2,555,100	424,804
*	Nam Fatt Berhad	286,100	29,399
	Narra Industries Berhad	154,200	51,482
	NCB Holdings Berhad	2,363,700	1,711,996
	Negri Sembilan Oil Palms Berhad	167,600	127,951
	New Straits Times Press (Malaysia) Berhad	1,319,500	613,780
	NV Multi Corp. Berhad	671,800	89,326

12

	Nylex (Malaysia) Berhad	307,250	75,987
	Oriental Holdings Berhad	2,837,416	3,068,586
	Oriental Interest Berhad	170,000	64,575
	OSK Holdings Berhad	4,284,918	1,698,325
	OSK Property Holdings Berhad	186,678	61,501
	P.I.E. Industrial Berhad	254,300	166,841
	Pacific & Orient Berhad	260,402	116,731
	Pacificmas Berhad	116,900	197,242
*	Pan Malaysia Cement Works Berhad	1,271,800	96,484
	Panasonic Manufacturing Malaysia Berhad	323,380	830,016
*	Paracorp Berhad	252,000	2,567
	Paramount Corp. Berhad	203,900	105,601
	PBA Holdings Berhad	1,502,500	502,679
	Pelikan International Corp. Berhad	123,900	105,104
	Petaling Garden Berhad	871,000	378,551
	Petronas Dagangan Berhad	746,400	857,283
*	Pilecom Engineering Berhad	105,000	2,425
	PJ Development Holdings Berhad	1,043,900	117,856
	PK Resources Berhad	25,000	2,997
	Pos Malaysia & Services Holdings Berhad	3,313,817	4,105,505
	PPB Group Berhad	6,613,166	8,240,667
*	Premium Nutrients Berhad	513,100	27,153
*	Prime Utilities Berhad	46,000	4,345
*	Promet Berhad	140,000	0
	Proton Holdings Berhad	3,260,500	4,381,528
*	Pulai Springs Berhad	159,800	60,584
	Ranhill Berhad	3,302,600	1,113,047
*	RB Land Holdings Berhad	327,900	41,729
	RHB Capital Berhad	11,729,900	8,718,498
	Road Builders (Malaysia) Holdings Berhad	5,019,200	3,141,388
*	Salcon Berhad	287,000	47,275
	Sapura Resources Berhad	286,800	26,437
	Sapura Telecommunications Berhad	155,152	30,771
	Sarawak Enterprise Corp. Berhad	4,271,000	1,464,310
	Sarawak Oil Palms Berhad	139,500	85,570
	Scientex, Inc. Berhad	116,000	87,813
	Selangor Dredging Berhad	619,000	63,769
	Shangri-La Hotels (Malaysia) Berhad	706,000	329,996
	SHL Consolidated Berhad	943,700	255,676
*	Silverstone Corp. Berhad	8,690	366
	Sime Darby Berhad	355,980	576,317
*	Sime Engineering Services Berhad	222,000	81,614
*	South East Asia Lumber, Inc. Berhad	228,800	23,712
	Southern Acids (Malaysia) Berhad	44,000	18,569
	Southern Steel Berhad	689,100	207,976
	Store Corp. Berhad	124,630	96,731
	Subur Tiasa Holdings Berhad	438,600	444,939
*	Sumatec Resources Berhad	921,700	211,272
	Sunrise Berhad	2,806,300	1,109,497
	Sunway City Berhad	2,117,100	1,032,211
*	Sunway Holdings, Inc. Berhad	3,973,600	480,242
	Suria Capital Holdings Berhad	1,181,600	141,750
	TA Enterprise Berhad	9,051,200	1,684,717
*	Talam Corp. Berhad	139,050	4,364
*	Tamco Corp. Holdings Berhad	219,500	26,590

13

	Tan Chong Motor Holdings Berhad	4,294,000	1,593,598
	Tekala Corp. Berhad	337,700	85,157
	TH Group Berhad	1,277,100	212,271
*	Time Dotcom Berhad	8,911,700	1,596,493
	Tiong Nam Transport Holdings Berhad	171,500	28,860
	Tradewinds (Malaysia) Berhad	782,900	549,937
*	Tradewinds Corp. Berhad	4,784,300	911,190
*	Tradewinds Plantation Berhad	464,000	230,573
*	Trengganu Development & Management Berhad	534,400	128,771
	Tronoh Mines Malaysia Berhad	508,500	537,163
	TSR Capital Berhad	157,900	78,238
	UAC Berhad	49,800	58,570
	UDA Holdings Berhad	1,642,300	1,251,377
	UEM World Berhad	5,673,800	2,230,413
	UMW Holdings Berhad	3,008,943	6,096,382
	Unico-Desa Plantations Berhad	4,573,220	628,430
	Unisem (M) Berhad	3,117,100	1,240,013
	United Malacca Rubber Estates Berhad	369,400	466,259
	United Plantations Berhad	821,200	1,897,406
*	Utama Banking Group Berhad	3,548,000	963,909
	VS Industry Berhad	503,800	198,275
	Warisan TC Holdings Berhad	109,850	48,602
	Worldwide Holdings Berhad	877,100	762,229
	WTK Holdings Berhad	863,000	1,430,520
	Yeo Hiap Seng (Malaysia) Berhad	296,100	162,851
	YTL Corp. Berhad	4,181,200	5,969,131
	Yu Neh Huat Berhad	1,993,700	677,922
TOTAL COMMON STOCKS			213,062,491

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1 08/03/13	1,526,067	47,677
*	Malayan United Industries Berhad A2 08/03/13	1,526,067	45,604
TOTAL PREFERRED STOCKS			93,281

RIGHTS/WARRANTS — (0.0%)
*	Melewar Industrial Group Berhad Warrants 06/14/10	95,800	4,945
*	Mieco Chipboard Berhad Warrants 04/21/09	76,000	5,781
*	Sarawak Oil Palms Berhad Warrants 01/19/11	23,250	6,316
TOTAL RIGHTS/WARRANTS			17,042

TOTAL — MALAYSIA			213,172,814

MEXICO — (8.0%)
COMMON STOCKS — (8.0%)
	Alfa S.A. de C.V. Series A	5,405,364	26,251,774
	Cemex S.A.B. de C.V. ADR	1,218,675	35,207,521
*	Cintra S.A. de C.V.	85,000	26,560
*	Consorcio Hogar S.A. de C.V. Series B	540,200	202,953
#	Controladora Comercial Mexicana S.A. de C.V. Series B	7,880,200	14,802,973
*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	1,671,586	2,986,903
	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	3,689	913
	Corporativo Fragua S.A. de C.V. Series B	70	398

14

*	Desc S.A. de C.V. Series B	1,747,367	1,489,104
	El Puerto de Liverpool S.A. de C.V. Series 1	20,000	47,100
	El Puerto de Liverpool S.A. de C.V. Series C1	328,600	767,831
	Embotelladora Arca S.A. de C.V., Mexico	458,003	1,326,213
*	Empaques Ponderosa S.A. de C.V. Series B	90,000	7,422
*	Empresas ICA S.A. de C.V	3,228,700	10,946,802
	Fomento Economico Mexicano S.A. de C.V. Series B & D	488,000	4,596,960
#	Gruma S.A. de C.V. Series B	3,347,050	10,105,911
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	141,000	492,527
	Grupo Carso S.A. de C.V. Series A-1	13,173,051	39,230,837
	Grupo Cementos de Chihuahua S.A. de C.V.	2,692,992	9,678,331
	Grupo Continental S.A. de C.V.	1,444,500	2,514,948
	Grupo Corvi S.A. de C.V. Series L	284,000	79,113
	Grupo Financiero Inbursa S.A. de C.V. Series O	6,727,615	10,757,575
*	Grupo Gigante S.A. de C.V. Series B	324,076	201,936
*	Grupo Herdez S.A. de C.V.	319,000	242,620
*	Grupo Imsa S.A. de C.V.	33,700	129,699
	Grupo Industrial Maseca S.A. de C.V. Series B	2,771,700	1,892,171
*	Grupo Industrial Saltillo S.A. de C.V.	1,246,869	1,439,624
*	Grupo Iusacell S.A. de C.V.	143,500	881,017
	Grupo Mexico S.A.B. de C.V. Series B	21,343,635	68,081,677
*	Grupo Nutrisa S.A. de C.V.	428	392
	Grupo Posadas S.A. de C.V. Series L	356,000	293,596
*	Grupo Qumma S.A. de C.V. Series B	5,301	87
*	Impulsora del Desarrollo Economico de America Latina S.A. de C.V.	6,727,615	6,633,324
	Industrias Bachoco S.A. de C.V. (Certificate Representing Series B and Series L)	411,800	1,373,553
	Industrias Penoles S.A. de C.V.	1,277,400	10,768,930
*	Industrias S.A. de C.V. Series B	3,262,452	9,961,092
*	Jugos del Valle S.A. de C.V. Series B	213,600	499,113
	Organizacion Soriana S.A. de C.V. Series B	5,249,700	25,009,911
*	Promotora y Operadora de Infraestructura S.A. de C.V.	152,065	186,860
*	Sanluis Corporacion S.A. de C.V. Series A	2,400	594
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	3,376	1,485
*	Savia S.A. de C.V.	3,457,285	253,445
*	US Commercial Corp. S.A. de C.V.	271,000	46,686
	Vitro S.A. de C.V.	2,699,100	3,005,060

TOTAL — MEXICO			302,423,541

PHILIPPINES — (1.2%)
COMMON STOCKS — (1.2%)
	Aboitiz Equity Ventures, Inc.	5,782,000	562,764
	Alaska Milk Corp.	7,953,000	468,123
*	Alsons Consolidated Resources, Inc.	16,904,000	172,775
*	Bacnotan Consolidated Industries, Inc.	2,036,364	343,401
*	Belle Corp.	30,800,000	615,804
*	Cebu Holdings, Inc.	7,763,250	353,693
*	Digital Telecommunications (Philippines), Inc.	131,630,000	3,309,616
	DMCI Holdings, Inc.	1,226,000	97,506
*	Equitable PCI Bank, Inc.	2,841,900	4,411,044
*	Export & Industry Bank, Inc.	14,950	112
*	Fil-Estate Land, Inc.	3,196,340	28,307
*	Filinvest Development Corp.	5,283,500	290,716

15

*	Filinvest Land, Inc.	189,880,125	5,061,317
*	Filipina Water Bottling Corp.	5,471,786	0
	First Philippines Holdings Corp.	887,600	732,281
*	Kuok Philippine Properties, Inc.	4,300,000	22,749
	Megaworld Properties & Holdings, Inc.	215,844,000	7,116,434
	Metro Bank and Trust Co.	1,511,220	1,141,667
*	Mondragon International Philippines, Inc.	2,464,000	6,063
	Petron Corp.	15,160,000	1,190,504
*	Philippine National Bank	3,619,900	2,452,327
*	Philippine National Construction Corp.	398,900	33,765
*	Philippine Realty & Holdings Corp.	20,930,000	168,380
	Philippine Savings Bank	1,232,313	1,004,272
*	Prime Media Holdings, Inc.	409,000	7,568
*	Prime Orion Philippines, Inc.	14,400,000	52,101
*	RFM Corp.	2,488,200	40,164
	Robinson’s Land Corp. Series B	16,019,000	4,171,602
	Security Bank Corp.	2,713,200	2,670,717
	SM Development Corp.	21,996,400	717,925
*	Solid Group, Inc.	19,668,000	224,909
	Soriano (A.) Corp.	20,195,000	722,597
	Union Bank of the Philippines	547,400	478,682
	Universal Robina Corp.	18,561,345	6,562,504

TOTAL — PHILIPPINES			45,232,389

POLAND — (3.4%)
COMMON STOCKS — (3.4%)
	Agora SA	253,557	2,584,458
*	Amica Wronki SA	174,355	1,112,796
	Bank Millennium SA	6,521,691	12,278,216
	Bank Przemyslowo Handlowy BPH SA	9,050	2,314,656
*	Budimex SA	127,353	3,100,482
	Debica SA	78,669	1,455,375
*	Echo Investment SA	64,460	1,318,103
	Elektrobudowa SA	31,748	865,301
	Fabryki Mebli Forte SA	63,159	223,366
	Grupa Kety SA	57,722	2,951,735
*	Huta Ferrum SA	4,233	35,675
*	Impexmetal SA	241,068	12,364,511
	Kredyt Bank SA	65,207	325,936
*	Kroscienskie Huty Szkla Krosno SA	55,675	124,748
*	Lentex SA	79,285	1,011,896
*	Mostostal Export SA	654,595	627,465
*	Mostostal Warszawa SA	366,600	2,688,962
*	Mostostal Zabrze Holding SA	140,376	138,757
*	Mostostal Zabrze Holding SA Issue 06	210,564	207,159
	Netia Holdings SA	3,117,643	4,301,621
	Orbis SA	668,253	10,173,673
	Polski Koncern Naftowy Orlen SA	3,745,331	63,018,102
	Prokom Software SA	80,338	3,443,080
	Prosper SA	27,066	148,091
*	Provimi-Rolimpex SA	10,453	63,812
*	Raciborska Fabryka Kotlow SA	291,972	2,963,120
*	Stalexport SA	460,000	389,926

TOTAL — POLAND			130,231,022

16

SOUTH AFRICA — (11.6%)
COMMON STOCKS — (11.6%)
	ABSA Group, Ltd.	1,490,493	21,310,004
	Advtech, Ltd.	620,958	227,210
	Aeci, Ltd.	650,702	5,048,110
	Afgri, Ltd.	1,586,266	1,320,937
*	African Rainbow Minerals, Ltd.	1,104,535	9,192,825
	AG Industries, Ltd.	810,473	410,151
	Alexander Forbes, Ltd.	1,311,395	2,565,525
	Allied Electronics Corp., Ltd.	415,073	1,552,947
	Amalgamated Appliance Holdings, Ltd.	410,421	308,845
	Argent Industrial, Ltd.	335,239	657,670
*	AST Group, Ltd.	740,636	59,557
	Aveng, Ltd.	1,703,690	6,302,071
	AVI, Ltd.	1,438,836	3,192,640
	Barloworld, Ltd.	1,799,813	33,857,286
*	Bell Equipment, Ltd.	413,918	976,760
	Business Connexion Group	465,381	515,797
	Bytes Technology Group, Ltd.	314,654	568,875
	Capitec Bank Holdings, Ltd.	171,133	723,439
	Caxton & CTP Publishers & Printers, Ltd.	1,743,609	4,348,145
	City Lodge Hotels, Ltd.	21,170	155,525
*	Corpgro, Ltd.	579,166	0
	Datacentrix Holdings, Ltd.	603,757	277,702
	Datatec, Ltd.	1,298,368	5,119,206
	Delta Electrical Industries, Ltd.	205,645	541,397
*	Dimension Data Holdings PLC	3,977,377	2,750,604
	Distell Group, Ltd.	670,836	3,808,659
	Dorbyl, Ltd.	184,041	352,877
	Ellerine Holdings, Ltd.	970,381	9,013,144
	Enviroserv Holdings, Ltd.	259,484	233,714
	Gold Reef Resorts, Ltd.	344,218	763,263
	Grindrod, Ltd.	284,719	507,368
	Group Five, Ltd.	258,794	1,117,291
*	Harmony Gold Mining Co., Ltd.	2,904,983	39,721,243
	Highveld Steel & Vanadilum Corp., Ltd.	268,788	2,291,215
	Hudaco Industries, Ltd.	115,536	769,027
	Iliad Africa, Ltd.	76,658	130,735
*	Illovo Sugar, Ltd.	497,654	1,234,653
	Imperial Holdings, Ltd.	349,923	6,917,627
	Investec, Ltd.	328,489	16,017,959
*	JCI, Ltd.	4,289,448	95,123
	JD Group, Ltd.	1,116,746	10,302,976
	Johnic Communications, Ltd.	391,810	3,530,539
*	Lewis Group, Ltd.	42,374	292,343
	Liberty Group, Ltd.	1,494,978	14,701,557
*	M Cubed Holdings, Ltd.	1,850,526	64,101
	Medi-Clinic Corp., Ltd.	1,277,088	3,714,816
*	Merafe Resources, Ltd.	1,661,098	140,294
	Metair Investment, Ltd.	30,085	979,230
*	Metorex, Ltd.	610,501	990,314
	Metropolitan Holdings, Ltd.	5,985,241	10,011,824
	Mittal Steel South Africa, Ltd.	2,393,226	25,295,440

17

	Murray & Roberts Holdings, Ltd.	1,479,104	5,978,982
	Mustek, Ltd.	224,618	295,673
	Mvelaphanda Group, Ltd.	724,435	848,227
	Nampak, Ltd.	3,233,520	7,689,230
	Nedbank Group, Ltd.	2,024,634	30,975,018
	New Clicks Holdings, Ltd.	2,251,273	3,229,737
*	New Corpcapital, Ltd.	579,166	16,046
	Northam Platinum, Ltd.	830,061	4,257,114
	Nu-World Holdings, Ltd.	119,344	496,054
	Oceana Group, Ltd.	444,720	970,492
	Omnia Holdings, Ltd.	280,328	2,024,157
*	Palabora Mining Co., Ltd.	69,265	403,363
	Peregrine Holdings, Ltd.	770,533	874,877
	PSG Group, Ltd.	278,342	848,745
	Rainbow Chicken, Ltd.	1,591,909	2,227,502
*	Randgold & Exploration Co., Ltd.	256,811	316,787
	Redefine Income Fund, Ltd.	83,325	63,518
	Sanlam, Ltd.	17,765,286	37,296,693
	Santam, Ltd.	579,319	6,823,618
	Sappi, Ltd.	1,311,653	16,693,307
*	Sappi, Ltd. ADR	95,800	1,222,408
	Spur Corp., Ltd.	60,000	74,850
	Steinhoff International Holdings, Ltd.	6,260,565	20,420,033
	Sun International, Ltd.	190,655	2,510,559
*	Super Group, Ltd.	1,473,845	2,226,148
	Telkom South Africa, Ltd.	1,022,486	19,310,303
	Tiger Wheels, Ltd.	363,097	1,118,844
	Tongaat-Hulett Group, Ltd.	631,190	8,202,828
	Trans Hex Group, Ltd.	349,345	520,381
	Trencor, Ltd.	706,642	2,552,474
	UCS Group, Ltd.	887,793	258,284
	Unitrans, Ltd.	168,495	945,457
*	Value Group, Ltd.	874,662	364,621
*	Western Areas, Ltd.	523,177	3,189,771

TOTAL — SOUTH AFRICA			440,226,661

SOUTH KOREA — (12.0%)
COMMON STOCKS — (12.0%)
#	Aekyung Petrochemical Co., Ltd.	10,140	163,598
*	Anam Electronics Co., Ltd.	15,060	45,046
	Asia Cement Manufacturing Co., Ltd.	10,728	412,791
*	Asia Paper Manufacturing Co., Ltd.	11,450	90,815
	AUK Corp.	40,090	104,034
	Baiksan Co., Ltd.	41,550	60,799
*	Bohae Brewery Co., Ltd.	4,010	81,106
* #	Bong Shin Co., Ltd.	37,790	54,859
	Boo Kook Securities Co., Ltd.	17,385	233,892
* #	Boryung Pharmaceutical Co., Ltd.	6,010	231,053
	BYC Co., Ltd.	810	131,906
*	Byuck San Corp.	10,472	136,024
#	Byuck San Engineering and Construction Co., Ltd.	87,860	592,688
*	Cambridge Members Co., Ltd.	5,780	115,269
#	Capro Corp.	82,410	205,091
	Cheil Industrial, Inc.	95,804	3,666,229

18

*	Cho Kwang Leather Co., Ltd.	13,660	99,398
*	Cho Kwang Paint Co., Ltd.	24,260	61,365
	Choil Aluminum Manufacturing Co., Ltd.	13,190	122,165
	Chon Bang Co., Ltd.	2,520	80,390
#	Chosun Refractories Co., Ltd.	7,370	322,467
	CJ Corp.	1,367	143,171
*	CKD Bio Corp.	9,469	47,187
* #	Comtec Systems Co., Ltd.	75,460	79,697
*	Cosmochemical Co., Ltd.	21,790	72,183
*	Crown Confectionery Co., Ltd.	250	26,117
#	D.I Corp.	65,430	144,890
	Dacom Corp.	63,060	1,375,614
	Dae Chang Industrial Co.	6,170	63,294
	Dae Dong Industrial Co., Ltd.	9,670	105,989
* #	Dae Hyun Co., Ltd.	95,610	107,163
* #	Dae Sang Corp.	52,594	722,413
#	Dae Won Kang Up Co., Ltd.	13,100	235,043
* #	Dae Young Packaging Co., Ltd.	356,210	59,222
* #	Dae Yu Co., Ltd.	25,070	80,502
#	Daeduck Electronics Co., Ltd.	58,160	499,453
#	Daeduck Industries Co., Ltd.	44,490	395,056
	Daegu Bank Co., Ltd.	135,722	2,262,442
#	Daehan Fire & Marine Insurance Co, Ltd.	63,050	112,055
#	Daehan Flour Mills Co., Ltd.	3,075	424,487
* #	Daehan Pulp Co., Ltd.	37,630	157,924
	Daehan Synthetic Fiber Co., Ltd.	2,000	293,943
	Daekyo Co., Ltd.	3,000	225,720
*	Daekyung Machinery & Engineering Co., Ltd.	11,150	134,868
	Daelim Industrial Co., Ltd.	70,240	4,494,621
	Daelim Trading Co., Ltd.	42,312	222,737
* #	Daesang Farmsco	42,230	81,404
*	Daesang Holdings Co., Ltd.	33,096	185,629
#	Daesung Industrial Co., Ltd.	9,730	693,384
* #	Daewon Pharmaceutical Co., Ltd.	12,880	98,984
*	Daewoo Electronic Components Co., Ltd.	1,736	19,739
	Daewoo Engineering & Construction Co., Ltd.	368,890	6,726,104
#	Daewoo Motor Sales Corp.	61,560	1,339,959
	Daewoong Co., Ltd.	12,340	198,742
	Dahaam E-Tec Co., Ltd.	5,985	164,981
#	Daishin Securities Co., Ltd.	127,991	2,583,036
#	Daiyang Metal Co., Ltd.	40,000	48,461
* #	Daou Technology, Inc.	93,660	576,487
#	DC Chemical Co., Ltd.	38,990	1,745,700
*	Digital Power Communications Co., Ltd.	77,520	86,931
#	Dong Ah Tire Industrial Co., Ltd.	51,594	294,538
*	Dong Hai Pulp Co., Ltd.	14,310	35,503
	Dong IL Rubber Belt Co., Ltd.	24,560	74,452
#	Dong Wha Pharmaceutical Industries Co.	5,167	169,284
*	Dong Won Co., Ltd.	5,520	54,490
	Dong Yang Department Store Co., Ltd.	9,000	154,349
* #	Dongbang Agro Co., Ltd.	25,810	97,949
*	Dongbang Transport Logistics Co., Ltd.	7,580	127,551
#	Dongbu Corp.	46,410	726,591
#	Dongbu Hannong Chemical Co., Ltd.	14,890	278,227
#	Dongbu Securities Co., Ltd.	23,142	219,715

19

#	Dongbu Steel Co., Ltd.	56,208	472,314
* #	DongbuElectronics Co., Ltd.	625,615	1,530,144
	Dong-Il Corp.	4,310	266,794
	Dongkook Industries Co., Ltd.	1,620	10,330
	Dongkuk Steel Mill Co., Ltd.	155,862	2,695,877
#	Dongsu Industrial Co., Ltd.	16,170	334,372
	Dongsung Chemical Co., Ltd.	9,530	84,213
*	Dongsung Pharmaceutical Co., Ltd.	6,400	47,552
#	Dongwon F&B Co., Ltd.	6,666	358,951
	Dongwon Industries Co., Ltd.	7,116	258,433
	Dongyang Engineering & Construction Corp.	5,077	198,936
	Dongyang Express Bus Corp.	1,522	25,066
#	Dongyang Mechatronics Corp.	35,960	155,473
* #	Doosan Corp.	47,020	1,758,269
	Doosan Heavy Industries & Construction Co., Ltd.	400,500	15,153,719
* #	Doosan Industrial Development Co., Ltd.	193,240	1,970,959
	DPI Co., Ltd.	15,159	136,543
	Duck Yang Industry Co., Ltd.	4,000	36,517
* #	Ducsung Co., Ltd.	31,950	138,573
* #	Eagon Industrial Co., Ltd.	8,620	120,853
*	Enex Co., Ltd.	5,960	39,553
#	F&F Co., Ltd.	32,520	165,296
* #	First Fire & Marine Insurance Co., Ltd.	56,480	187,392
#	Fursys, Inc.	24,120	724,469
	Gaon Cable Co., Ltd.	7,950	154,600
	Global & Yuasa Battery Co., Ltd.	11,600	71,431
	Green Cross Corp.	10,540	765,624
	GS Engineering & Construction Corp.	78,632	5,362,368
#	GS Holdings Corp.	184,000	5,939,496
*	H.S. Industries Co., Ltd.	5,690	46,236
#	Hae In Co., Ltd.	23,550	73,319
#	Halla Engineering & Construction Corp.	18,270	415,138
#	Han Kuk Carbon Co., Ltd.	25,070	186,156
	Han Wha Corp.	146,740	4,295,645
#	Han Yang Securities Co., Ltd.	24,940	209,204
#	Hana Securities Co., Ltd.	40,790	435,238
#	Handok Pharmaceuticals Co., Ltd.	18,150	259,943
#	Handsome Corp.	35,380	538,042
#	Hanil Cement Manufacturing Co., Ltd.	18,013	1,343,185
* #	Hanil Construction Co., Ltd.	15,060	226,311
#	Hanil E-Wha Co., Ltd.	79,730	231,376
	Hanil Iron & Steel Co., Ltd.	1,815	35,840
	Hanjin Heavy Industry Co., Ltd.	165,520	4,491,663
	Hanjin Shipping Co., Ltd.	91,460	2,087,883
#	Hanjin Transportation Co., Ltd.	23,460	600,946
	Hankook Cosmetics Co., Ltd.	30,000	77,212
	Hankook Tire Manufacturing Co., Ltd.	335,120	4,454,815
#	Hankuk Electric Glass Co., Ltd.	23,010	520,710
#	Hankuk Glass Industries, Inc.	22,200	784,826
#	Hankuk Paper Manufacturing Co., Ltd.	9,800	274,533
#	Hanmi Capital Co., Ltd.	33,570	284,047
	Hansae Co., Ltd.	43,890	80,967
	Hansol Chemical Co., Ltd.	21,407	154,322
#	Hansol Paper Co., Ltd.	102,044	1,321,910
#	Hanssem Co., Ltd.	49,690	341,598

20

* #	Hansung Enterprise Co., Ltd.	9,410	63,032
#	Hanwha Chemical Corp.	246,060	2,487,717
#	Hanwha Securities Co., Ltd.	78,810	769,903
	Histeel Co., Ltd.	1,188	15,949
*	Hi-Tron Systems, Inc.	11,660	42,414
	Honam Petrochemical Corp.	25,470	1,320,584
#	Hotel Shilla, Ltd.	111,810	1,664,936
	HS R&A Co., Ltd.	12,680	177,713
#	Huchems Fine Chemical Corp.	45,340	367,420
* #	Huneed Technologies Co., Ltd.	90,030	129,375
*	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	13,190	85,729
	Husteel Co., Ltd.	14,260	186,660
#	Hwa Sung Industrial Co.	26,510	343,413
*	Hwacheon Machinery Works Co., Ltd.	4,490	65,592
	Hwashin Co., Ltd.	59,700	156,166
*	Hyosung T & C Co., Ltd.	72,817	1,316,884
#	Hyundai Cement Co., Ltd.	15,435	430,192
#	Hyundai Department Store H & S Co., Ltd.	11,372	802,215
	Hyundai Heavy Industries Co., Ltd.	85,100	10,769,533
#	Hyundai Hysco	170,820	1,718,608
#	Hyundai Merchant Marine Co., Ltd.	238,271	4,493,280
	Hyundai Motor Co., Ltd.	474,990	39,952,038
	Hyundai Pharmaceutical Ind. Co., Ltd.	4,200	101,264
#	Hyundai Securities Co., Ltd.	351,260	4,561,859
	Hyundai Steel Co.	235,930	8,369,764
#	Il Dong Pharmaceutical Co., Ltd.	5,840	242,475
*	Il Sung Construction Co., Ltd.	7,660	61,086
#	Iljin Diamond Co., Ltd.	11,368	208,141
* #	Iljin Display Co., Ltd.	5,361	84,958
#	Iljin Electric, Ltd.	75,110	234,654
	Ilshin Spinning Co., Ltd.	5,070	212,461
#	Ilsung Pharmaceutical Co., Ltd.	3,990	225,288
#	ISU Chemical Co., Ltd.	14,350	121,028
#	Isupetasys Co., Ltd.	62,960	119,659
#	Jahwa Electronics Co., Ltd.	37,560	289,009
#	Jeil Mutual Savings Bank	14,870	107,323
	Jeil Pharmaceutical Co.	22,200	119,936
#	Jeonbuk Bank, Ltd.	71,281	517,719
* #	Jindo Corp.	30,230	97,901
*	Jinro, Ltd.	407	19,052
#	Joongang Construction Co., Ltd.	12,490	181,231
	K.C. Tech Co., Ltd.	15,390	55,088
	KCC Corp.	29,050	7,360,876
#	Keang Nam Enterprises Co., Ltd.	27,222	351,673
#	KEC Corp.	155,000	201,821
#	Keyang Electric Machinery Co., Ltd.	71,760	140,371
#	KG Chemical Corp.	18,233	113,548
#	Kia Motors Corp.	899,680	14,268,850
#	KISWIRE, Ltd.	21,294	501,481
	Kodenshi Korea Corp.	59,410	143,763
* #	KOJE Co., Ltd.	9,110	49,859
	Kolon Chemical Co., Ltd.	20,220	240,666
* #	Kolon Industries, Inc.	35,969	458,296
* #	Korea Automotive Systems Co., Ltd.	10,160	222,638
	Korea Cast Iron Pipe Co., Ltd.	44,688	167,159

21

#	Korea Circuit Co.	31,660	131,062
* #	Korea Cottrell Co., Ltd.	2,040	80,569
* #	Korea Data Systems Co., Ltd.	64,021	55,223
	Korea Development Co., Ltd.	23,520	550,441
	Korea Development Leasing Corp.	6,348	286,129
#	Korea Electric Terminal Co., Ltd.	19,740	287,224
*	Korea Fine Chemical Co., Ltd.	10,620	149,774
#	Korea Flange Co., Ltd.	10,290	123,782
	Korea Investment Holdings Co., Ltd.	116,926	4,710,521
#	Korea Iron & Steel Co., Ltd.	25,230	880,323
	Korea Kolmar Co., Ltd.	20,300	79,960
#	Korea Komho Petrochemical Co., Ltd.	61,750	1,609,213
#	Korea Line Corp.	20,600	641,764
#	Korea Mutual Savings Bank	14,910	225,173
#	Korea Petrochemical Industry Co., Ltd.	12,300	329,998
#	Korea Polyol Co., Ltd.	11,768	446,470
#	Korea Zinc Co., Ltd.	52,610	4,515,953
	Korean Air Co., Ltd.	203,658	6,393,909
	Korean Air Terminal Service Co., Ltd.	6,450	157,005
* #	Korean French Banking Corp.	130,960	198,847
* #	KP Chemical Corp.	201,976	900,647
	KT Freetel, Ltd.	301,000	8,700,944
* #	KTB Network, Ltd.	135,720	675,949
#	Kukdo Chemical Co., Ltd.	8,710	165,110
#	Kumho Industrial Co., Ltd.	99,300	1,909,322
*	Kumkang Industrial Co., Ltd.	11,170	89,314
	Kunsul Chemical Industrial Co., Ltd.	12,700	168,239
#	Kwang Dong Pharmaceutical Co., Ltd.	114,660	358,084
* #	Kwang Myung Electric Engineering Co., Ltd.	73,390	64,746
#	Kyeryong Construction Industrial Co., Ltd.	17,500	548,584
#	Kyobo Securities Co., Ltd.	76,680	729,629
	Kyong Dong Boiler Co., Ltd.	3,450	78,073
* #	Kyungbang Co., Ltd.	1,856	248,933
*	Leeku Industrial Co., Ltd.	4,040	60,452
#	LG Chemical, Ltd.	140,290	5,703,932
#	LG Corp.	129,850	3,858,250
	LG Electronics, Inc.	232,510	15,518,279
	LG International Corp.	117,374	2,622,068
	LG Petrochemical Co., Ltd.	80,560	1,748,153
* #	LG Phillips LCD Co., Ltd.	110,000	4,387,047
	Lotte Chilsung Beverage Co., Ltd.	1,080	1,434,480
	Lotte Confectionary Co., Ltd.	1,170	1,466,756
#	Lotte Sam Kang Co., Ltd.	2,460	360,190
	LS Cable, Ltd.	81,160	2,710,978
#	Meritz Fire Marine Insurance	168,100	985,507
#	Meritz Securities Co., Ltd.	73,900	517,127
*	Mi Chang Oil Industrial Co., Ltd.	3,650	58,798
#	Moorim Paper Co., Ltd.	34,120	277,961
	Motonic Corp.	640	24,613
#	Namhae Chemical Corp.	105,810	273,588
*	Namsun Aluminum Co., Ltd.	14,470	38,322
	Namyang Dairy Products Co., Ltd.	1,600	1,162,012
* #	Nasan Co., Ltd.	9,560	134,460
*	Nexen Corp.	5,680	94,432
	NH Investment & Securities Co., Ltd.	54,071	755,227

22

	Nong Shim Holdings Co., Ltd.	4,160	305,993
*	Noroo Paint Co., Ltd.	37,899	172,483
#	Ottogi Corp.	7,320	715,949
*	Pacific Pharmaceutical Co., Ltd.	3,840	124,441
* #	Pang Rim Co., Ltd.	8,940	156,553
* #	Pantech & Curitel Communications, Inc.	85,030	112,413
*	Pantech Co., Ltd.	40,270	153,850
	PaperCorea, Inc.	19,552	83,168
	Pohang Coated Steel Co., Ltd.	12,780	217,430
#	Poong Lim Industrial Co., Ltd.	40,780	350,547
#	Poong San Corp.	68,330	1,484,332
	POSCO	420	105,172
	POSCO Sponsored ADR	855,737	53,149,825
	Pulmuone Co., Ltd.	4,840	148,656
#	Pum Yang Construction Co., Ltd.	14,667	192,578
	Pusan Bank	200,400	2,565,475
#	Pusan City Gas Co., Ltd.	23,820	474,937
*	Pyung Hwa Holdings Co., Ltd.	42,576	138,406
#	Pyung Hwa Industrial Co., Ltd.	21,288	92,760
*	Rocket Electric Co., Ltd.	3,460	17,969
#	S&T Corp.	6,130	150,099
	S&T Dynamics Co., Ltd.	32,154	209,278
* #	Saehan Industries, Inc.	95,610	346,997
* #	Saehan Media Corp.	85,210	137,572
*	Sajo Industries Co., Ltd.	9,090	63,481
*	Sam Kwang Glass Industrial Co., Ltd.	3,980	55,758
*	Sam Whan Camus Co., Ltd.	9,400	59,018
	Sam Yung Trading Co., Ltd.	13,840	33,860
#	Sambu Construction Co., Ltd.	14,358	364,716
	Samhwa Crown and Closure Co., Ltd.	3,100	42,332
	Samhwa Paints Industrial Co., Ltd.	48,610	145,753
	Samsung Climate Control Co., Ltd.	11,990	77,836
	Samsung Corp.	331,070	9,335,009
* #	Samsung Electro-Mechanics Co., Ltd.	99,520	3,813,068
#	Samsung Fine Chemicals Co., Ltd.	62,960	1,567,163
	Samsung Heavy Industries Co., Ltd.	525,070	12,512,338
#	Samsung SDI Co., Ltd.	107,370	8,870,205
	Samsung Securities Co., Ltd.	116,860	6,792,101
	Samsung Techwin Co., Ltd.	98,010	3,425,050
#	Samwhan Corp.	22,410	501,039
#	Samyang Corp.	25,405	1,370,868
#	Samyang Genex Co., Ltd.	5,490	410,311
	Samyang Tongsang Co., Ltd.	6,100	126,212
*	Samyoung Chemical Co., Ltd.	2,820	24,718
#	Samyoung Electronics Co., Ltd.	44,570	369,801
#	Seah Holdings Corp.	7,339	511,164
#	Seah Steel Corp.	9,895	306,986
	Sebang Co., Ltd.	18,120	129,632
	Sejong Industrial Co., Ltd.	44,050	199,345
	Sempio Foods Co.	8,080	104,267
#	Seondo Electric Co., Ltd.	35,800	71,629
#	Seoul Securities Co., Ltd.	546,100	790,559
*	SGWICUS Corp.	20,530	63,857
*	SH Chemical Co., Ltd.	13,920	61,683
*	Shin Dong-Ah Fire & Marine Insurance Co.	32,653	193,044

23

#	Shin Heung Securities Co., Ltd.	22,703	180,002
*	Shin Poong Paper Manufacturing Co., Ltd.	6,380	53,791
#	Shin Young Securities Co., Ltd.	18,390	596,145
	Shin Young Wacoal, Inc.	273	19,983
	Shinhan Financial Group Co., Ltd.	96,326	4,331,035
* #	Shin-Ho Paper Manufacturing Co., Ltd.	46,660	232,636
	Shinpoong Pharmaceutical Co., Ltd.	8,050	167,460
	Shinsegae Engineering & Construction Co., Ltd.	3,980	137,477
	Shinsung Engineering Co., Ltd.	17,040	55,816
*	Shinsung Tongsang Co., Ltd.	34,250	105,699
#	Sindo Ricoh Co., Ltd.	18,480	968,329
* #	SJM Co., Ltd.	37,640	157,094
#	SK Chemicals Co., Ltd.	40,060	1,554,738
	SK Corp., Ltd.	298,250	19,157,878
#	SK Gas Co., Ltd.	19,860	804,601
#	SKC Co., Ltd.	74,250	1,590,544
	SL Corp.	33,210	218,880
	Songwon Industrial Co., Ltd.	45,480	162,565
* #	Soosan Heavy Industries Co., Ltd.	95,600	70,520
* #	Ssangyong Cement Industry Co., Ltd.	88,776	1,073,442
* #	Ssangyong Motor Co.	247,830	1,171,143
* #	Starco Co., Ltd.	87,030	91,155
#	Suheung Capsule Co., Ltd.	27,720	168,235
*	Sung Bo Chemicals Co., Ltd.	4,130	124,144
#	Sung Chang Enterprise Co., Ltd.	12,230	191,709
#	Sung Shin Cement Co., Ltd.	45,580	574,631
* #	Sungwon Corp.	20,600	90,328
	Sunjin Co., Ltd.	4,240	164,875
#	Sunkyong Securities Co., Ltd.	384,280	457,368
#	Tae Kwang Industrial Co., Ltd.	2,881	2,120,275
	Tae Kyung Industrial Co., Ltd.	63,000	170,263
#	Tae Young Corp.	16,270	804,198
#	Taegu Department Store Co., Ltd.	19,941	308,596
#	Tai Han Electric Wire Co., Ltd.	95,477	2,033,417
	Tai Lim Packaging Industries Co., Ltd.	13,420	85,616
*	The Will-Bes & Co., Ltd.	27,760	73,905
*	Tong Kook Corp.	607	987
*	Tong Yang Major Corp.	24,960	151,163
	Tong Yang Moolsan Co., Ltd.	12,890	77,806
* #	TRYBRANDS, Inc.	52,870	326,969
#	TS Corp.	3,881	127,252
*	Unid Co., Ltd.	6,310	120,342
	Union Steel Manufacturing Co., Ltd.	21,297	418,971
	Wiscom Co., Ltd.	32,980	135,003
#	Woongjin.Com Co., Ltd.	78,940	1,452,041
#	Woori Investment & Securities Co., Ltd.	246,950	5,368,616
#	YESCO Co., Ltd.	12,780	338,676
#	Yoosung Enterprise Co., Ltd.	53,210	245,253
#	Youlchon Chemical Co., Ltd.	47,300	436,242
*	Young Poong Mining & Construction Corp.	18,030	1,032
	Youngbo Chemical Co., Ltd.	33,000	80,608
	Youngone Corp.	108,650	481,642
#	Youngpoong Corp.	2,710	632,511
	Yuhwa Securities Co., Ltd.	17,000	226,607
* #	Yuyang Telecom Co., Ltd.	6,460	84,283
*	Zinus, Inc.	9,330	7,279

TOTAL — SOUTH KOREA			452,389,406

24

TAIWAN — (11.5%)
COMMON STOCKS — (11.5%)
*	A.G.V. Products Corp.	1,328,000	262,461
*	Abocom Systems, Inc.	442,000	89,584
	Acbel Polytech, Inc.	1,889,040	483,049
*	Accton Technology Corp.	1,621,000	790,044
	Allis Electric Co., Ltd.	86,320	15,962
	Ampoc Far East Co., Ltd.	447,020	176,930
	Amtran Technology Co., Ltd.	1,669,385	1,091,518
*	Apex Science & Engineering Corp.	103,000	9,479
*	Arima Computer Corp.	4,196,000	763,796
	Asia Cement Corp.	11,199,042	7,431,426
	Asia Chemical Corp.	1,365,000	406,386
	Asia Polymer Corp.	1,206,489	430,748
	Asia Vital Components Co., Ltd.	1,133,322	500,639
	Asustek Computer, Inc.	122,808	274,912
	Aurora Corp.	448,650	235,617
	Aurora Systems Corp.	157,000	52,711
	Avision, Inc.	247,406	152,126
	Bank of Kaohsiung Co., Ltd.	2,967,622	1,161,885
*	Behavior Tech Computer Corp.	305,791	138,371
*	Benq Corp.	7,356,000	3,807,977
	Bes Engineering Corp.	4,833,089	610,536
*	Biostar Microtech International Corp.	449,280	184,482
	C Sun Manufacturing, Ltd.	173,891	98,194
*	Carnival Industrial Corp.	2,092,000	367,388
	Cathay Chemical Works, Inc.	532,000	136,771
*	Cathay Real Estate Development Co., Ltd.	4,872,421	2,723,406
*	Central Insurance Co., Ltd.	574,020	295,765
	Central Reinsurance Co., Ltd.	1,041,614	376,837
	Chain Qui Development Co., Ltd.	260,000	127,220
*	Champion Building Materials Co., Ltd.	1,195,000	250,787
*	Chang Hwa Commercial Bank	19,928,459	11,790,717
*	Chang-Ho Fibre Corp.	192,000	74,337
*	Charoen Pokphand Enterprises Co., Ltd.	96,000	14,688
	Cheng Loong Corp.	4,472,480	1,426,571
	Chenming Mold Industrial Corp.	434,625	151,136
*	Chia Her Industrial Co., Ltd.	1,837,340	174,206
*	Chia Hsin Cement Corp.	2,967,000	1,478,068
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	812,250	38,489
	Chia-I Industrial Co., Ltd.	2,054,000	304,949
*	Chien Shing Stainless Steel Co., Ltd.	1,472,000	441,944
*	Chien Tai Cement Co., Ltd.	282,238	7,139
*	China Airlines	17,113,223	7,196,530
	China Chemical & Pharmaceutical Co.	2,971,264	825,592
*	China Development Financial Holding Corp.	41,829,000	16,134,166
	China Electric Manufacturing Co., Ltd.	1,081,200	536,673
*	China General Plastics Corp.	2,402,000	510,152
	China Glaze Co., Ltd.	54,000	11,362
*	China Life Insurance Co., Ltd.	1,148,763	540,119
*	China Man-Made Fiber Co., Ltd.	4,685,813	801,488

25

	China Metal Products Co., Ltd.	468,128	681,881
	China Motor Co., Ltd.	6,076,368	4,588,765
*	China Petrochemical Development Corp.	8,471,000	1,874,651
*	China Rebar Co., Ltd.	828,658	49,118
	China Steel Structure Co., Ltd.	318,219	126,246
	China Synthetic Rubber Corp.	2,450,890	1,534,466
*	China United Trust & Investment Corp.	2,398,289	106,994
*	China Wire & Cable Co., Ltd.	379,000	51,773
	Chinatrust Financial Holdings Co., Ltd.	19,371,809	12,687,407
	Ching Feng Home Fashions Industries Co., Ltd.	383,520	84,050
	Chin-Poon Industrial Co., Ltd.	1,258,451	810,546
	Chun Yu Works & Co., Ltd.	1,800,000	464,051
	Chun Yuan Steel Industrial Co., Ltd.	2,006,187	746,269
	Chung Hsin Electric & Machinery Co., Ltd.	858,000	500,683
	Chung Hwa Pulp Corp.	1,685,419	759,497
*	Chung Shing Textile Co., Ltd.	600	7
*	Chungwa Picture Tubes Co., Ltd.	29,367,045	5,796,359
*	Clevo Co.	2,350,990	1,001,647
*	CMC Magnetics Corp.	13,238,000	3,280,951
	Collins Co., Ltd.	1,119,319	322,469
	Compal Electronics, Inc.	2,266,890	1,979,822
*	Compeq Manufacturing Co., Ltd.	2,902,000	1,275,943
*	Compex International Co. Ltd.	46,400	282
	Continental Engineering Corp.	3,043,848	1,609,744
*	Cosmos Bank Taiwan	7,259,000	2,854,515
	CTCI Corp.	2,705,961	1,386,475
	Cyntec Co., Ltd.	38,798	38,802
*	Da-Cin Construction Co., Ltd.	621,190	167,614
*	Delpha Construction Co., Ltd.	1,684,044	213,086
*	Der Pao Construction Co., Ltd.	1,139,000	28,391
	Diamond Flower Electric Instrument Co., Ltd.	66,585	114,635
	Eastern Media International	5,685,225	1,612,342
	Eclat Textile Co., Ltd.	243,249	100,877
	Edom Technology Co., Ltd.	206,800	71,635
	Elan Microelectronics Corp.	985,429	434,617
*	Elite Material Co., Ltd.	102,697	42,362
	Elite Semiconductor Memory Technology, Inc.	747,582	603,097
*	Elitegroup Computer Systems Co., Ltd.	1,686,250	903,686
	Enlight Corp.	1,485,000	406,106
*	EnTie Commercial Bank	5,347,474	1,240,700
	Eten Information Systems, Ltd.	834,094	644,949
	Eternal Chemical Co., Ltd.	1,789,950	2,365,140
	Eva Airways Corp.	16,403,783	6,419,249
*	Ever Fortune Industrial Co., Ltd.	409,000	4,103
*	Everest Textile Co., Ltd.	1,958,002	311,019
	Evergreen International Storage & Transport Corp.	3,637,000	1,658,211
	Evergreen Marine Corp., Ltd.	8,407,527	4,653,024
	Everlight Chemical Industrial Corp.	1,712,950	561,249
*	Everspring Industry Co., Ltd.	1,095,180	196,584
*	Excel Cell Electronics Co., Ltd.	87,000	49,510
	Far East Textile, Ltd.	17,269,458	12,115,274
	Far Eastern Department Stores, Ltd.	3,946,332	1,893,424
*	Far Eastern International Bank	4,875,752	1,547,967
*	Federal Corp.	1,877,876	1,115,852
	Feng Hsin Iron & Steel Co., Ltd.	333,000	289,902

26

*	FIC Global, Inc.	640,080	38,896
*	First Copper Technology Co., Ltd.	1,638,750	591,101
	First Financial Holding Co., Ltd.	3,305,163	2,119,124
	First Hotel	373,322	363,178
*	First Steamship Co., Ltd.	728,000	290,997
	Formosa Taffeta Co., Ltd.	6,473,511	3,206,606
*	Formosan Rubber Group, Inc.	1,348,000	554,883
	Formosan Union Chemical Corp.	215,239	74,547
	Fortune Electric Co., Ltd.	354,000	123,637
*	Fu I Industrial Co., Ltd.	264,000	66,923
	Fubon Financial Holding Co., Ltd.	10,559,000	7,861,438
*	Fuh-Hwa Financial Holding Co., Ltd.	9,699,422	4,109,777
	Fwuson Industry Co., Ltd.	302,000	45,859
*	G.T.M. Corp.	543,000	263,931
	Gem Terminal Industries Co., Ltd.	443,395	378,607
*	Giga Storage Corp.	2,039,898	314,656
	Giga-Byte Technology Co., Ltd.	3,037,287	1,893,666
	Gold Circuit Electronics, Ltd.	1,421,805	865,247
*	Goldsun Development & Construction Co., Ltd.	6,129,640	2,456,788
	Good Will Instrument Co., Ltd.	95,000	50,042
	Gordon Auto Body Parts Co., Ltd.	641,690	270,001
*	Grand Pacific Petrochemical Corp.	3,021,000	780,595
	Grape King, Inc.	854,000	234,132
	Great China Metal Industry Co., Ltd.	1,106,000	484,094
	Great Wall Enterprise Co., Ltd.	2,406,980	939,181
	Hanpin Co., Ltd.	347,000	126,490
*	Helix Technology, Inc.	158,211	2,404
	Hey Song Corp.	944,000	343,167
*	Hitron Technologies, Inc.	619,000	178,579
*	Ho Tung Holding Corp.	2,160,628	390,001
*	Hocheng Corp.	1,703,000	359,807
*	Hold-Key Electric Wire & Cable Co., Ltd.	735,420	139,150
*	Hong Ho Precision Textile Co., Ltd.	93,889	7,324
	Hong Tai Electric Industrial Co., Ltd.	1,943,000	731,567
	Hsin Kuang Steel Co., Ltd.	653,479	341,407
	Hsinchu International Bank	8,528,809	3,487,242
	Hsing Ta Cement Co., Ltd.	376,980	116,333
*	Hua Eng Wire & Cable Co., Ltd.	3,115,035	804,207
	Hua Nan Financial Holding Co., Ltd.	86,428	54,359
*	Hualon Corp.	257,040	8,439
	Hung Ching Development & Construction Co., Ltd.	504,468	127,851
	Hung Poo Construction Corp.	1,648,000	1,628,464
	Hung Sheng Construction Co., Ltd.	2,520,000	1,701,152
	Inventec Corp.	5,779,712	3,511,569
	Jui Li Enterprise Co., Ltd.	355,000	97,072
	Jung Shing Wire Co., Ltd.	123,000	36,851
	K Laser Technology, Inc.	680,000	494,971
	Kang Na Hsiung Co., Ltd.	1,395,127	586,647
*	Kao Hsing Chang Iron & Steel Corp.	1,658,000	260,399
	Kaulin Manufacturing Co., Ltd.	284,050	155,138
*	Kee Tai Properties Co., Ltd.	823,900	290,065
*	Kenda Rubber Industrial Co., Ltd.	1,754,465	764,681
	King Yuan Electronics Co., Ltd.	1,716,914	1,281,920
*	Kingdom Construction Co., Ltd.	2,469,000	707,648
	King’s Town Bank	1,487,012	404,500

27

	Kinpo Electronics, Inc.	5,841,440	1,969,470
	Knowledge-Yield-Excellence Systems Corp.	418,940	315,859
*	Kung Long Batteries Industrial Co., Ltd.	173,000	117,988
*	Kuoyang Construction Co., Ltd.	641,029	284,238
*	Kwong Fong Industries Corp.	2,505,000	304,438
*	Lan Fa Textile Co., Ltd.	675,604	108,395
*	Lead Data Co., Ltd.	1,971,140	190,252
*	Leadtek Research, Inc.	1,009,493	180,402
*	Lealea Enterprise Co., Ltd.	2,693,000	252,724
	Lee Chang Yung Chemical Industry Corp.	900,376	639,294
	Lee Chi Enterprises Co., Ltd.	1,225,900	188,433
*	Lelon Co., Ltd.	919,118	303,925
*	Leofoo Development Co., Ltd.	1,940,000	1,404,839
	Les Enphants Co., Ltd.	157,740	108,725
*	Li Peng Enterprise Co., Ltd.	2,737,000	491,490
*	Li Shin International Enterprise Corp.	224,496	185,323
	Lien Chang Electronic Enterprise Co., Ltd.	623,000	150,491
	Lien Hwa Industrial Corp.	3,157,889	1,321,393
*	Lingsen Precision Industries, Ltd.	1,189,320	332,968
	Long Bon Development Co., Ltd.	2,146,943	1,145,439
	Long Chen Paper Co., Ltd.	2,357,000	690,497
	Lucky Cement Corp.	1,504,000	356,564
*	Lung Hwa Electronics Corp.	163,000	21,243
*	Macronix International Co., Ltd.	15,368,009	4,420,992
	Mayer Steel Pipe Corp.	728,200	364,049
	Maywufa Co., Ltd.	187,575	51,599
	Mega Financial Holding Co., Ltd.	34,296,000	22,784,882
*	Megamedia Corp.	782	5
	Meiloon Co., Ltd.	265,700	134,662
*	Mercuries & Associates, Ltd.	967,980	211,385
*	Mercuries Data Co., Ltd.	930,800	178,002
	Merida Industry Co., Ltd.	447,260	286,695
*	Microelectronics Technology, Inc.	1,937,000	739,779
	Micro-Star International Co., Ltd.	3,666,931	1,710,462
*	Microtek International, Inc.	429,062	39,726
	Mitac Technology Corp.	1,339,065	473,142
	Mobiletron Electronics Co., Ltd.	90,000	90,603
	Mospec Seminconductor Corp.	404,000	159,294
*	Mustek Systems, Inc.	988,514	100,637
*	Namchow Chemical Industrial Co., Ltd.	164,057	23,132
	Nankang Rubber Tire Co., Ltd.	146,036	178,115
	Nantex Industry Co., Ltd.	1,263,615	522,282
	Nanya Technology Co., Ltd.	13,241,992	9,217,223
*	New Asia Construction & Development Co., Ltd.	586,000	46,607
	Nien Hsing Textile Co., Ltd.	2,071,000	1,068,703
	Ocean Plastics Co., Ltd.	139,776	56,053
*	Optimax Technology Corp.	1,823,000	1,465,473
*	Opto Tech Corp.	1,328,000	542,586
*	Orient Semiconductor Electronics, Ltd.	648,713	58,735
*	Pacific Construction Co., Ltd.	1,483,256	156,752
*	Pacific Electric Wire & Cable Corp.	1,873,020	29,607
*	Pan Jit International, Inc.	1,138,893	476,953
	Phihong Technology Co., Ltd.	503,404	252,012
*	Picvue Electronics, Ltd.	604,000	13,400
*	Potrans Electrical Corp.	1,139,000	150,960

28

*	Primax Electronics, Ltd.	1,377,744	476,117
*	Prince Housing & Development Corp.	3,013,987	1,379,569
*	Procomp Informatics, Ltd.	391,440	0
*	Prodisc Technology, Inc.	4,992,157	357,573
*	Promise Technology, Inc.	641,000	247,014
*	Quanta Display, Inc.	13,676,000	5,676,363
	Radium Life Tech Corp.	676,884	548,946
	Ralec Electronic Corp.	448,933	216,215
	Realtek Semiconductor Corp.	1,503,810	1,897,836
*	Rectron, Ltd.	78,300	7,992
*	Reward Wool Industry Corp.	373,000	67,259
*	Rexon Industrial Corp., Ltd.	218,820	48,623
*	Ritek Corp.	12,154,518	2,560,069
	Ruentex Development Co., Ltd.	2,897,000	1,546,460
	Ruentex Industries, Ltd.	2,485,000	1,047,934
*	Sainfoin Technology Corp.	835,498	8,635
*	Sampo Corp.	6,919,850	763,382
	San Fang Chemical Industry Co., Ltd.	207,280	107,018
	Sanyang Industrial Co., Ltd.	3,466,000	1,578,413
	Sanyo Electric Co., Ltd.	769,000	491,762
	SDI Corp.	827,483	979,454
*	Senao International Co., Ltd.	148,000	82,202
	Sheng Yu Steel Co., Ltd.	1,250,000	978,863
	Shihlin Electric & Engineering Corp.	1,643,000	1,478,330
*	Shihlin Paper Corp.	524,000	592,556
	Shinkong Co., Ltd.	1,693,233	665,852
*	Shinkong Synthetic Fibers Co., Ltd.	5,766,000	1,082,775
*	Shuttle, Inc.	772,223	205,769
*	Silicon Integrated Systems Corp.	2,765,000	1,259,518
	Sincere Navigation Corp.	458,462	473,009
*	Sinkang Industries Co., Ltd.	419,000	224,045
*	Sinkong Spinning Co., Ltd.	913,000	592,122
	Sinon Corp.	1,366,700	237,957
	SinoPac Holdings Co., Ltd.	13,190,809	5,774,835
	Sintek Photronics Corp.	3,550,182	571,098
	Siward Crystal Technology Co., Ltd.	514,332	286,755
*	Solomon Technology Corp.	1,599,000	398,828
	South East Soda Manufacturing Co., Ltd.	404,000	161,965
	Southeast Cement Co., Ltd.	1,741,700	353,455
*	Space Shuttle Hi-Tech Co., Ltd.	480,586	42,950
	Standard Foods Taiwan, Ltd.	1,245,000	552,021
	Stark Technology, Inc.	1,073,000	405,574
	Sunonwealth Electric Machine Industry Co., Ltd.	1,122,143	518,033
	Synnex Technology International Corp.	1,460,900	1,296,760
	Systex Corp., Ltd.	2,772,341	746,573
	T JOIN Transportation Co.	1,537,000	677,704
	Ta Chen Stainless Pipe Co., Ltd.	957,996	738,939
	Ta Chong Bank, Ltd.	11,180,906	3,059,756
*	Ta Ya Electric Wire & Cable Co., Ltd.	2,315,515	734,123
	Tah Hsin Industrial Corp.	410,000	184,347
	Ta-I Technology Co., Ltd.	741,699	873,170
*	Taichung Commercial Bank	6,773,000	1,208,712
*	Tainan Spinning Co., Ltd.	6,757,000	1,405,385
*	Taishin Financial Holdings Co., Ltd.	17,007,000	8,098,673
*	Taisun Enterprise Co., Ltd.	1,119,721	205,969

29

*	Taita Chemical Co., Ltd.	1,212,690	259,451
*	Taitung Business Bank	163,395	5,642
*	Taiwan Business Bank	18,032,412	3,332,235
	Taiwan Cement Corp.	12,064,297	8,038,052
	Taiwan Cooperative Bank	11,030,534	6,957,889
	Taiwan Fire & Marine Insurance Co., Ltd.	1,279,320	653,404
*	Taiwan Flourescent Lamp Co., Ltd.	756,000	220,490
	Taiwan Glass Ind. Corp.	4,019,203	2,777,572
	Taiwan Hon Chuan Enterprise Co., Ltd.	778,070	574,679
*	Taiwan Kolin Co., Ltd.	3,548,000	811,769
*	Taiwan Line Tek Electronic Co., Ltd.	403,000	173,372
	Taiwan Mask Corp.	1,367,000	740,083
	Taiwan Navigation Co., Ltd.	684,898	391,176
	Taiwan Polypropylene Co., Ltd.	1,356,000	833,270
*	Taiwan Pulp & Paper Corp.	847,000	169,957
	Taiwan Sakura Corp.	991,397	149,204
	Taiwan Sogo Shinkong Security Co., Ltd.	598,142	518,801
*	Taiwan Styrene Monomer Corp.	2,715,000	1,046,923
*	Taiwan Tea Corp.	3,668,381	677,341
	Taiyen Biotech Co., Ltd.	1,043,000	543,091
*	Tatung Co., Ltd.	9,309,000	2,938,963
*	Teapo Electronic Corp.	2,021,670	381,353
	Teco Electric & Machinery Co., Ltd.	8,440,834	2,716,388
	Tecom, Ltd.	1,184,753	456,605
	Test-Rite International Co., Ltd.	103,752	59,826
	Tex-Ray Industrial Co., Ltd.	158,000	52,081
	The Ambassador Hotel	605,000	569,051
*	The Chinese Bank	8,296,000	506,285
	The First Insurance Co., Ltd.	760,224	255,939
	Thye Ming Industrial Co., Ltd.	164,000	117,044
	Ton Yi Industrial Corp.	5,139,810	1,296,413
	TSRC Corp.	1,874,400	1,075,093
	Tung Ho Steel Enterprise Corp.	2,688,555	1,991,097
*	Twinhead International Corp.	1,311,017	110,778
*	TYC Brother Industrial Co., Ltd.	503,320	310,368
*	Tycoons Group Enterprise Co., Ltd.	2,305,000	329,162
*	Ulead Systems, Inc.	301,000	270,250
*	Union Bank of Taiwan	6,756,577	1,671,143
*	Union Insurance Co., Ltd.	1,794,575	291,465
	Uni-President Enterprises Corp.	12,321,130	9,381,254
	Unitech Electronics Co., Ltd.	1,008,470	382,521
	Unitech Printed Circuit Board Corp.	1,481,475	538,879
	United Microelectronics Corp.	46,026,174	25,239,731
*	Universal Cement Corp.	1,994,169	615,590
*	Universal Microelectronics Co., Ltd.	304,010	119,345
	Universal Scientific Industrial Co., Ltd.	2,977,813	998,929
*	Universal, Inc.	622,000	195,692
	UPC Technology Corp.	3,568,766	1,322,759
	USI Corp.	3,514,000	852,039
	U-TECH Media Corp.	1,068,799	129,513
*	Ve Wong Corp.	725,000	237,536
*	Via Technologies, Inc.	2,917,402	2,352,572
*	Visual Photonics Epitacy Co., Ltd.	86,000	94,325
*	Walsin Lihwa Corp.	11,367,412	4,623,712
	Walsin Technology Corp., Ltd.	954,513	679,894

30

	Wan Hwa Enterprise Co., Ltd.	733,801	399,703
	Waterland Financial Holdings	9,610,000	2,715,055
*	Wei Chih Steel Industrial Co., Ltd.	1,615,898	205,432
*	Wei Chuan Food Corp.	1,007,000	342,503
	Weltrend Semiconductor, Inc.	1,086,000	347,798
*	Winbond Electronics Corp.	16,875,000	4,676,037
	Wintek Corp.	3,942,000	3,286,629
	WPG Holdings Co., Ltd.	958,985	337,756
	Wus Printed Circuit Co., Ltd.	2,434,928	823,672
*	Yageo Corp.	10,993,840	3,782,518
	Yang Ming Marine Transport Corp.	5,786,058	2,907,913
*	Yeung Cyang Industrial Co., Ltd.	389,176	322,421
*	Yi Jinn Industrial Co., Ltd.	1,543,000	121,083
	Yieh Phui Enterprise Co., Ltd.	5,550,601	2,054,640
	Yosun Industrial Corp.	974,666	380,433
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	6,449,572	2,224,490
	Yulon Motor Co., Ltd.	6,022,270	5,807,232
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	55,000	78,428
	Yung Shin Pharmaceutical Industrial Co., Ltd.	281,400	221,345
	Yung Tay Engineering Co., Ltd.	2,407,000	1,196,931
	Zig Sheng Industrial Co., Ltd.	1,825,596	336,423

TOTAL — TAIWAN			435,651,253

THAILAND — (3.4%)
COMMON STOCKS — (3.4%)
	A.J. Plast Public Co., Ltd. (Foreign)	400,000	30,229
*	Adkinson Securities Public Co., Ltd. (Foreign)	2,688,100	497,134
*	Advance Agro Public Co., Ltd. (Foreign)	1,859,030	1,409,855
	Aromatics (Thailand) Public Co., Ltd. (Foreign)	4,082,300	3,286,045
#	Asia Plus Securities Public Co., Ltd. (Foreign)	4,000,000	344,864
	Bangkok Bank Public Co., Ltd. (Foreign)	5,539,200	16,213,731
	Bangkok Expressway Public Co., Ltd. (Foreign)	5,353,500	3,034,315
	Bangkok First Investment & Trust Public Co., Ltd. (Foreign)	1,229,100	289,450
	Bangkok Insurance Public Co., Ltd. (Foreign)	87,880	491,080
*	Bangkok Land Public Co., Ltd. (Foreign)	39,735,803	719,009
	Bank of Ayudhya Public Co., Ltd. (Foreign)	16,377,100	7,800,694
	Banpu Public Co., Ltd. (Foreign)	1,454,300	5,650,021
	Big C Supercenter Public Co., Ltd. (Foreign)	1,274,800	1,289,047
	Cal-Comp Electronics (Thailand) Public Co., Ltd. (Foreign)	12,021,500	1,221,983
	Capital Nomura Securities Public Co., Ltd. (Foreign)	370,100	327,457
	Central Plaza Hotel Public Co., Ltd. (Foreign)	5,422,500	923,470
	Charoen Pokphand Foods Public Co., Ltd. (Foreign)	36,926,640	4,893,419
	Charoong Thai Wire & Cable Public Co., Ltd. (Foreign)	646,900	129,105
	Delta Electronics (Thailand) Public Co., Ltd. (Foreign)	4,058,000	1,781,719
	Eastern Water Resources Development & Management Public Co., Ltd. (Foreign)	9,535,200	1,281,340
	Erawan Group Public Co., Ltd. (Foreign)	3,812,399	415,935
	Finansa Public Co., Ltd. (Foreign)	560,400	238,595
	GFPT Public Co., Ltd. (Foreign)	498,600	171,153
	GMM Grammy Public Co., Ltd. (Foreign)	338,100	62,978
*	Golden Land Property Development Public Co., Ltd. (Foreign)	232,500	39,286
	Hana Microelectronics Public Co., Ltd. (Foreign)	935,000	653,107
	Hermraj Land & Development Public Co., Ltd. (Foreign)	44,353,300	1,121,225
	ICC International Public Co., Ltd. (Foreign)	2,755,000	2,932,411

31

*	Jasmine International Public Co., Ltd. (Foreign)	46,042,600	649,350
	Kang Yong Electric Public Co., Ltd. (Foreign)	236,200	367,688
	Kasikornbank Public Co., Ltd. (Foreign)	1,530,000	2,646,354
*	KCE Electronics Public Co., Ltd. (Foreign)	1,743,300	149,373
*	KGI Securities One Public Co., Ltd. (Foreign)	11,017,100	554,080
	Kiatnakin Finance Public Co., Ltd. (Foreign)	2,439,900	1,850,377
	Krung Thai Bank Public Co., Ltd. (Foreign)	39,124,400	11,868,498
	Krungthai Card Public Co., Ltd. (Foreign)	969,200	502,911
*	Laguna Resorts & Hotels Public Co., Ltd. (Foreign)	545,800	1,212,728
	Lalin Property Public Co., Ltd. (Foreign)	476,900	53,045
*	Loxley Public Co., Ltd. (Foreign)	11,055,600	735,471
*	Magnecomp Precision Technology (Foreign)	9,231,800	555,185
	MBK Development Public Co., Ltd. (Foreign)	581,600	827,983
*	Mida Assets Public Co., Ltd. (Foreign)	1,617,800	65,866
*	Millennium Steel Public Co., Ltd. (Foreign)	11,139,300	272,702
	MK Real Estate Development Public Co., Ltd. (Foreign)	5,772,100	380,916
	M-Link Asia Corp. Public Co., Ltd. (Foreign)	2,984,609	185,843
	Modernform Group Public Co., Ltd. (Foreign)	46,000	48,350
	Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)	134,300	696,873
*	Nakornthai Strip Mill Public Co., Ltd. (Foreign)	59,600,500	570,947
*	Natural Park Public Co., Ltd. (Foreign)	39,695,000	411,949
*	Pacific Assets Public Co., Ltd. (Foreign)	380,000	50,559
	Padaeng Industry Public Co., Ltd. (Foreign)	1,600,800	1,533,497
*	Picnic Gas & Engineering Public Co., Ltd. (Foreign)	8,305,900	83,987
*	Polyplex PCL (Foreign)	631,900	51,117
	Power Line Engineering Public Co., Ltd. (Foreign)	3,203,000	562,528
*	Property Perfect Public Co., Ltd. (Foreign)	1,875,200	150,695
	PTT Chemical Public Co., Ltd. (Foreign)	3,156,210	6,508,948
	Quality Houses Public Co., Ltd. (Foreign)	31,100,900	885,523
	Regional Container Lines Public Co., Ltd. (Foreign)	6,950,000	3,717,270
	Rojana Industrial Park Public Co., Ltd. (Foreign)	222,600	74,634
	Saha Pathana Inter-Holding Public Co., Ltd. (Foreign)	3,316,000	2,003,012
	Saha Pathanapibul Public Co., Ltd. (Foreign)	1,367,000	627,481
	Saha-Union Public Co., Ltd. (Foreign)	3,025,300	1,714,712
*	Sahaviriya Steel Industries Public Co., Ltd. (Foreign)	55,165,000	1,761,522
	Sansiri Public Co., Ltd. (Foreign)	6,528,500	608,030
#	Seamico Securities Public Co., Ltd. (Foreign)	4,588,600	466,430
* #	Shinawatra Satellite Public Co., Ltd. (Foreign)	4,788,600	1,165,931
	Siam Commercial Bank Public Co., Ltd. (Foreign)	4,716,800	7,279,787
	Siam Industrial Credit Public Co., Ltd. (Foreign)	4,478,950	567,318
	Siam Makro Public Co., Ltd. (Foreign)	331,200	616,924
	Sino-Thai Engineering & Construction Public Co., Ltd. (Foreign)	5,221,400	622,455
	Sri Trang Agro Industry Public Co., Ltd. (Foreign)	1,240,631	478,689
	Supalai Public Co., Ltd. (Foreign)	8,792,766	748,719
*	Syntec Construction Public Co., Ltd. (Foreign)	4,637,300	77,741
	Thai Plastic & Chemicals Public Co., Ltd. (Foreign)	2,457,300	1,006,983
	Thai Rayon Public Co., Ltd. (Foreign)	165,000	143,793
	Thai Rung Union Car Public Co., Ltd. (Foreign)	5,386,250	558,978
	Thai Wacoal Public Co., Ltd. (Foreign)	93,300	83,171
*	Thai-German Ceramic Industry Public Co., Ltd. (Foreign)	5,130,300	270,303
	Thanachart Capital PCL, Ltd. (Foreign)	9,726,200	3,675,147
	Thoresen Thai Agencies Public Co., Ltd.	3,622,600	2,313,528
	Tipco Asphalt Public Co., Ltd. (Foreign)	246,356	108,821
*	TPI Polene Public Co., Ltd. (Foreign)	8,336,324	2,207,196
*	Tuntex (Thailand) Public Co., Ltd. (Foreign)	1,987,600	101,549

32

	Tycoons Worldwide Group Public Co., Ltd. (Foreign)	1,243,300	233,243
*	United Communication Industry Public Co., Ltd. (Foreign)	864,400	989,069
	Vanachai Group Public Co., Ltd. (Foreign)	3,468,500	406,104
	Vinythai Public Co., Ltd. (Foreign)	5,213,817	1,213,968
TOTAL COMMON STOCKS			127,524,508

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land Public Co., Ltd. (Foreign) Warrants 2006	3,987,330	0
*	Cal-Comp Electronics (Thailand) Public Co., Ltd. (Foreign) Warrants 04/18/09	2,192,300	43,169
*	Erawan Group Public Co., Ltd. (Foreign) Warrants 12/17/07	953,099	0
TOTAL RIGHTS/WARRANTS			43,169

TOTAL — THAILAND			127,567,677

TURKEY — (3.7%)
COMMON STOCKS — (3.7%)
	Adana Cimento Sanayi Ticaret A.S.	299,788	207,644
	Adel Kalemcilik Ticaret Ve Sanayi A.S.	14,252	68,391
	Akbank T.A.S.	3,220,238	17,498,587
*	Akenerji Elektrik Uretim A.S.	216,113	474,316
*	Aksa Akrilik Kimya Sanayii A.S.	148,490	1,313,271
	Aksigorta A.S.	633,312	2,298,093
*	Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	6,209	8,843
	Alarko Carrier Sanayii ve Ticaret A.S.	40,047	411,563
	Alarko Holding A.S.	240,735	630,393
	Alkim Alkali Kimya A.S.	10,022	32,613
*	Alternatifbank A.S.	1	1
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	87,865	137,345
	Anadolu Anonim Turk Sigorta Sirketi A.S.	900,235	1,525,899
	Anadolu Cam Sanayii A.S.	561,694	1,834,128
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	6,400	59,583
*	Ayen Enerji A.S.	473,652	783,899
*	Aygaz A.S.	268,208	624,004
	Bagfas Bandirma Gubre Fabrikalari A.S.	11,130	213,759
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	59,554	68,866
	Bati Anabolu Cimento A.S.	255,022	1,379,462
	Bati Soeke Cimento Sanayi A.S.	21,090	52,487
*	Beko Elektronik A.S.	228,339	292,173
	Bolu Cimento Sanayii A.S.	557,470	1,085,496
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	98,343	715,326
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	576,288	506,082
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	9,261	450,152
	Cimsa Cimento Sanayi ve Ticaret A.S.	480,369	2,803,028
*	Dardanel Onentas Gida Sanayii A.S.	16,183	11,187
*	Dogan Gazetecilik A.S.	32,307	59,202
	Dogan Sirketler Grubu Holding A.S.	3,007,361	12,741,764
	Doktas Dokumculuk Ticaret ve Sanayi A.S.	109,683	303,597
*	Eczacibasi Ilac Sanayi ve Ticaret A.S.	257,265	624,727
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	362,756	773,402
*	Ege Endustri Ve Ticaret A.S.	5,611	57,188
	Enka Insaat ve Sanayi A.S.	21,683	180,108
	Eregli Demir ve Celik Fabrikalari Turk A.S.	1,995,394	9,705,777
*	Finansbank A.S.	2,407,128	9,499,511

33

*	Fortis Bank A.S.	2,104,055	6,289,501
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	38,298	36,196
*	Goldas Kuyumculuk Sanayi A.S.	327,200	251,143
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	1,039,513
*	Goodyear Lastikleri T.A.S.	8,085	126,329
*	GSD Holding A.S.	201,572	172,372
*	Gubre Fabrikalari Ticaret A.S.	29,241	69,542
	Gunes Sigorta A.S.	309,093	499,242
*	Hektas Ticaret T.A.S.	49,107	29,415
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	52,706	34,107
*	Ihlas Holding A.S.	319,654	132,621
*	Izmir Demir Celik Sanayii A.S.	230,946	705,287
	Izocam Ticaret Ve Sanayi A.S.	27,299	253,124
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	140,819	99,737
	Karton Sanayi ve Ticaret A.S.	1,000	109,671
*	Klimasan Klima Sanayi ve Ticaret A.S.	5,565	21,406
*	Koc Holding A.S. Series B	444,981	1,650,948
	Kordsa Endustriyel Iplik Kord Bezi Sanayi ve Ticaret A.S.	414,951	1,031,988
*	Kutahya Porselen Sanayii A.S.	7,076	120,130
	Mardin Cimento Sanayii ve Ticaret A.S.	163,450	906,406
*	Marmari Marti Otel Isletmeleri A.S.	385,082	416,667
	Marshall Boya ve Vernik Sanayii A.S.	17,490	260,984
*	Medya Holdings A.S.	33,508	157,852
*	Menderes Tekstil Sanayi ve Ticaret A.S.	748,731	243,898
*	Net Turizm Ticaret ve Sanayi A.S.	185,098	183,949
	Nortel Networks Netas Telekomuenikasyon A.S.	24,805	567,745
	Otobus Karoseri Sanayi A.S.	88,162	749,301
*	Parsan Makina Parcalari Sanayii A.S.	107,692	136,177
	Pinar Entegre et ve Un Sanayii A.S.	113,128	197,115
	Pinar Sut Mamulleri Sanayii A.S.	107,272	361,394
*	Raks Elektronik Sanayi ve Ticaret A.S.	5,859	3,160
*	Sabah Yayincilik A.S.	31,938	82,860
*	Sanko Pazarlama Ithalat Ihracat A.S.	25,213	56,915
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	247,799	758,844
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	1,346,358	807,346
*	Tat Konserve Sanayii A.S.	175,295	243,833
*	Tekstil Bankasi A.S.	826,986	799,449
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	156,597	255,131
	Tofas Turk Otomobil Fabrikasi A.S.	760,313	2,071,821
	Trakya Cam Sanayii A.S.	1,581,854	3,844,174
	Tupras-Turkiye Petrol Rafinerileri A.S.	158,906	2,895,637
	Turk Demir Dokum Fabrikalari A.S.	124,449	1,034,822
*	Turk Prysmian Kablo ve Sistemleri A.S.	39,312	95,072
*	Turk Sise ve Cam Fabrikalari A.S.	2,182,218	6,631,110
	Turkiye Garanti Bankasi A.S.	4,310,290	12,513,307
	Turkiye Is Bankasi A.S.	2,232,528	12,819,044
	Ulker Gida Sanayi ve Ticaret A.S.	125,705	319,787
	Unye Cimento Sanayi ve Ticaret A.S.	20,978	64,725
	USAS Ucak Servisi A.S.	20,520	70,248
*	Uzel Makina Sanayii A.S.	50,502	90,649
*	Vestel Elektronik Sanayi ve Ticaret A.S.	223,134	585,802
*	Yapi Kredi Finansal Kiralama A.S.	25,196	56,551
*	Yapi ve Kredi Bankasi A.S.	3,543,654	6,891,129
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	18,345	24,813
*	Zorlu Enerji Elektrik Uretim A.S.	54,296	156,136

TOTAL — TURKEY			139,457,992

34

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (2.5%)
@ Repurchase Agreement, Bank of America Securities 5.3125%, 09/01/06 (Collateralized by $92,752,975 FNMA 5.000%, 07/01/35, valued at $76,500,001) to be repurchased at $75,011,068	$75,000	75,000,000

@ Repurchase Agreement, Countrywide Securities 5.29%, 09/01/06 (Collateralized by $2,588,546 FNMA 5.82438%(r), 02/25/32, valued at $2,555,542) to be repurchased at $2,505,433	2,505	2,505,065

Repurchase Agreement, PNC Capital Markets, Inc. 5.22%, 09/01/06 (Collateralized by $19,346,000 FHLMC 4.00%, 09/22/09, valued at $19,104,175) to be repurchased at $18,823,729	18,821	18,821,000
TOTAL TEMPORARY CASH INVESTMENTS		96,326,065

TOTAL INVESTMENTS - (100.0%)
(Cost $2,660,505,812)##		$3,783,030,786

35

Notes to Schedule of Investments

Organizational Note

Dimensional Emerging Markets Value Fund Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund’s advisor is Dimensional Fund Advisors Inc.

Security Valuation Note

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on NASDAQ are valued at the NASDAQ Official Close Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Federal Tax Cost Note

At August 31, 2006, the total cost of securities for federal income tax purposes was $2,661,390,534 for Dimensional Emerging Markets Value Fund Inc.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

(a)	Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:	/s/ David G. Booth
David G. Booth
Chairman, Director, President,
Chief Executive Officer and Chief Investment Officer

Date:	October 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
Dimensional Investment Group Inc.

Date:	October 26, 2006

By:	/s/ Michael T. Scardina
Michael T. Scardina
Principal Financial Officer
Dimensional Investment Group Inc.

Date:	October 26, 2006